UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-08090

                         Lincoln Variable Insurance Products Trust

         (Exact name of registrant as specified in charter)

    1301 South Harrison Street

                             Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Ronald A. Holinsky, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

                             Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

US Bank Tower

633 West 5th Street

Suite 4900

Los Angeles, CA 90071-2013

Registrant’s telephone number, including area code:  (260) 455-2000

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Lincoln Variable Insurance Products Trust:

Lincoln iShares® Allocation Funds:

Lincoln iShares® Fixed Income Allocation Fund

Lincoln iShares® U.S. Moderate Allocation Fund

Lincoln iShares® Global Growth Allocation Fund

Lincoln Nasdaq-100 Buffer Funds

Lincoln Nasdaq-100 Buffer Fund Mar

Lincoln Nasdaq-100 Buffer Fund Jun

Lincoln Nasdaq-100 Buffer Fund Sep

Lincoln Nasdaq-100 Buffer Fund Dec

Lincoln S&P 500 Buffer Funds

Lincoln S&P 500 Buffer Fund Feb

Lincoln S&P 500 Buffer Fund May

Lincoln S&P 500 Buffer Fund Aug

Lincoln S&P 500 Buffer Fund Nov

Lincoln S&P 500 Ultra Buffer Fund Feb

Lincoln S&P 500 Ultra Buffer Fund May

Lincoln S&P 500 Ultra Buffer Fund Aug

Lincoln S&P 500 Ultra Buffer Fund Nov

LVIP Aggressive Growth Allocation Managed Risk Funds

LVIP Global Aggressive Growth Allocation Managed Risk Fund

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund

LVIP American Allocation Funds:

LVIP American Balanced Allocation Fund

LVIP American Income Allocation Fund

LVIP American Growth Allocation Fund

LVIP American Century Select Mid Cap Managed Volatility Fund

LVIP American Funds:

LVIP American Global Growth Fund

LVIP American Global Small Capitalization Fund

LVIP American Growth Fund

LVIP American Growth-Income Fund

LVIP American International Fund

LVIP American Global Allocation Managed Risk Funds:

LVIP American Global Balanced Allocation Managed Risk Fund

LVIP American Global Growth Allocation Managed Risk Fund

LVIP American Preservation Fund

LVIP Baron Growth Opportunities Fund

LVIP BlackRock Dividend Value Managed Volatility Fund

LVIP BlackRock Global Allocation Fund

LVIP BlackRock Global Allocation Managed Risk Fund

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

LVIP BlackRock Global Real Estate Fund

LVIP BlackRock Inflation Protected Bond Fund

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

LVIP Blended Large Cap Growth Managed Volatility Fund

LVIP Blended Mid Cap Managed Volatility Fund

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

LVIP Delaware Bond Fund

LVIP Delaware Diversified Floating Rate Fund

LVIP Delaware Diversified Income Fund

LVIP Delaware High Yield Fund

LVIP Delaware Limited-Term Diversified Income Fund

LVIP Delaware Mid Cap Value Fund

LVIP Delaware REIT Fund

LVIP Delaware SMID Cap Core Fund

LVIP Delaware Social Awareness Fund

LVIP Delaware U.S. Growth Fund

LVIP Delaware Value Fund

LVIP Delaware Wealth Builder Fund

LVIP Dimensional International Equity Managed Volatility Fund

LVIP Dimensional U.S. Equity Managed Volatility Fund

LVIP Dimensional International Core Equity Fund

LVIP Dimensional U.S. Core Equity 1 Fund

LVIP Dimensional U.S. Core Equity 2 Fund

LVIP Franklin Templeton Global Equity Managed Volatility Fund

LVIP Global Allocation Managed Risk Funds:

LVIP Global Conservative Allocation Managed Risk Fund

LVIP Global Growth Allocation Managed Risk Fund

LVIP Global Moderate Allocation Managed Risk Fund

LVIP Global Income Fund

LVIP Government Money Market Fund

LVIP Invesco Select Equity Income Managed Volatility Fund

LVIP JPMorgan High Yield Fund

LVIP JPMorgan Retirement Income Fund

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

LVIP Loomis Sayles Global Growth Fund

LVIP MFS International Equity Managed Volatility Fund

LVIP MFS International Growth Fund

LVIP MFS Value Fund

LVIP Mondrian International Value Fund

LVIP Multi-Manager Global Equity Managed Volatility Fund

LVIP PIMCO Low Duration Bond Fund

LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund

LVIP SSGA Allocation Funds:

LVIP SSGA Conservative Index Allocation Fund

LVIP SSGA Conservative Structured Allocation Fund

LVIP SSGA Moderately Aggressive Index Allocation Fund

LVIP SSGA Moderately Aggressive Structured Allocation Fund

LVIP SSGA Moderate Index Allocation Fund

LVIP SSGA Moderate Structured Allocation Fund

LVIP SSGA Bond Index Fund

LVIP SSGA Emerging Markets Equity Index Fund

LVIP SSGA Funds:

LVIP SSGA Developed International 150 Fund

LVIP SSGA Emerging Markets 100 Fund

LVIP SSGA Large Cap 100 Fund

LVIP SSGA Small/Mid-Cap 200 Fund

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

LVIP SSGA International Index Fund

LVIP SSGA International Managed Volatility Fund

LVIP SSGA Large Cap Managed Volatility Fund

LVIP SSGA Mid-Cap Index Fund

LVIP SSGA Nasdaq-100 Index Fund

LVIP SSGA S&P 500 Index Fund

LVIP SSGA Short-Term Bond Index Fund

LVIP SSGA Small-Cap Index Fund

LVIP SSGA SMID Cap Managed Volatility Fund

LVIP T. Rowe Price Target Maturity Funds:

LVIP T. Rowe Price 2020 Fund

LVIP T. Rowe Price 2030 Fund

LVIP T. Rowe Price 2040 Fund

LVIP T. Rowe Price 2050 Fund

LVIP T. Rowe Price 2060 Fund

LVIP T. Rowe Price Growth Stock Fund

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

LVIP U.S. Growth Allocation Managed Risk Fund

LVIP Vanguard Allocation Funds:

LVIP Vanguard Bond Allocation Fund

LVIP Vanguard Domestic Equity ETF Fund

LVIP Vanguard International Equity ETF Fund

LVIP Wellington Capital Growth Fund

LVIP Wellington SMID Cap Value Fund

LVIP Western Asset Core Bond Fund

Lincoln iShares® Allocation Funds
Lincoln iShares® Fixed Income Allocation Fund
Lincoln iShares® Global Growth Allocation Fund
Lincoln iShares® U.S. Moderate Allocation Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

Lincoln iShares® Allocation Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Lincoln iShares® Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ expenses shown in the tables reflect fee waivers and reimbursements in effect.
Lincoln iShares® Fixed Income Allocation Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/22*	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$886.70	0.15%	$0.70
Hypothetical
Standard Class Shares	$1,000.00	$1,024.10	0.15%	$0.75
Lincoln iShares® Global Growth Allocation Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/22*	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$823.90	0.20%	$0.90
Hypothetical
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Lincoln iShares® U.S. Moderate Allocation Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/22*	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$834.50	0.19%	$0.86
Hypothetical
Standard Class Shares	$1,000.00	$1,023.90	0.19%	$0.95

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Lincoln iShares® Allocation Funds–1

Lincoln iShares® Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
Lincoln iShares® Allocation Funds–2

Lincoln iShares® Allocation Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Lincoln iShares® Fixed Income Allocation Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	111.29%
Fixed Income Funds	111.09%
Money Market Fund	0.20%
Total Investments	111.29%
Liabilities Net of Receivables and Other Assets	(11.29%)
Total Net Assets	100.00%
Lincoln iShares® Global Growth Allocation Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	113.25%
Equity Funds	57.24%
Fixed Income Funds	32.40%
International Equity Funds	23.61%
Total Investments	113.25%
Liabilities Net of Receivables and Other Assets	(13.25%)
Total Net Assets	100.00%
Lincoln iShares® U.S. Moderate Allocation Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	102.42%
Equity Funds	62.36%
Fixed Income Funds	39.87%
Money Market Fund	0.19%
Total Investments	102.42%
Liabilities Net of Receivables and Other Assets	(2.42%)
Total Net Assets	100.00%
Lincoln iShares® Allocation Funds–3

Lincoln iShares® Fixed Income Allocation Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–111.29%
Fixed Income Funds–111.09%
iShares 1-3 Year Treasury Bond ETF	157	$ 12,998
iShares 20+ Year Treasury Bond ETF	14	1,608
iShares 7-10 Year Treasury Bond ETF	17	1,739
iShares Broad USD Investment Grade Corporate Bond ETF	425	21,662
iShares Core U.S. Aggregate Bond ETF	725	73,718
iShares Core U.S. Treasury Bond ETF	912	21,797
iShares iBoxx $ Investment Grade Corporate Bond ETF	33	3,631
iShares iBoxx High Yield Corporate Bond ETF	63	4,638
iShares MBS ETF	222	21,643
		163,434
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.20%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	291	$ 291
		291
Total Investment Companies (Cost $174,658)		163,725

TOTAL INVESTMENTS–111.29% (Cost $174,658)	163,725
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(11.29%)	(16,605)
NET ASSETS APPLICABLE TO 15,535 SHARES OUTSTANDING–100.00%	$147,120
NET ASSET VALUE PER SHARE–LINCOLN ISHARES® FIXED INCOME ALLOCATION FUND STANDARD CLASS ($147,120 / 15,535 Shares)	$9.470
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$161,107
Distributable earnings/(accumulated loss)	(13,987)
TOTAL NET ASSETS	$147,120

★ Includes $7,268 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $1 payable for fund shares redeemed, $23,864 other accrued expenses payable and $10 due to manager and affiliates as of June 30, 2022.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–4

Lincoln iShares® Global Growth Allocation Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–113.25%
Equity Funds–57.24%
iShares Core S&P 500 ETF	112	$ 42,465
iShares Core S&P Mid-Cap ETF	65	14,705
iShares Core S&P Small-Cap ETF	79	7,300
iShares Edge MSCI Min Vol USA ETF	166	11,655
iShares Edge MSCI USA Momentum Factor ETF	28	3,818
		79,943
Fixed Income Funds–32.40%
iShares 20+ Year Treasury Bond ETF	11	1,263
iShares Broad USD Investment Grade Corporate Bond ETF	66	3,364
iShares Core U.S. Aggregate Bond ETF	241	24,505
iShares Core U.S. Treasury Bond ETF	240	5,736
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares iBoxx $ Investment Grade Corporate Bond ETF	20	$ 2,201
iShares MBS ETF	84	8,189
		45,258
International Equity Funds–23.61%
iShares Core MSCI EAFE ETF	372	21,892
iShares Core MSCI Emerging Markets ETF	226	11,088
		32,980
Total Investment Companies (Cost $128,689)		158,181

TOTAL INVESTMENTS–113.25% (Cost $128,689)	158,181
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(13.25%)	(18,504)
NET ASSETS APPLICABLE TO 11,164 SHARES OUTSTANDING–100.00%	$139,677
NET ASSET VALUE PER SHARE–LINCOLN ISHARES® GLOBAL GROWTH ALLOCATION FUND STANDARD CLASS ($139,677 / 11,164 Shares)	$12.511
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$ 12,544
Distributable earnings/(accumulated loss)	127,133
TOTAL NET ASSETS	$139,677

★ Includes $7,797 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $26,545 other accrued expenses payable, $80 due to manager and affiliates and $424 due to custodian as of June 30, 2022.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–5

Lincoln iShares® U.S. Moderate Allocation Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–102.42%
Equity Funds–62.36%
iShares Core S&P 500 ETF	683	$ 258,959
iShares Core S&P Mid-Cap ETF	296	66,964
iShares Core S&P Small-Cap ETF	314	29,017
iShares Edge MSCI Min Vol USA ETF	736	51,675
iShares Edge MSCI USA Momentum Factor ETF	165	22,501
		429,116
Fixed Income Funds–39.87%
iShares 1-3 Year Treasury Bond ETF	248	20,532
iShares 20+ Year Treasury Bond ETF	65	7,467
iShares Broad USD Investment Grade Corporate Bond ETF	490	24,975
iShares Core U.S. Aggregate Bond ETF	1,423	144,691
iShares Core U.S. Treasury Bond ETF	1,336	31,930
iShares iBoxx $ Investment Grade Corporate Bond ETF	61	6,712
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares iBoxx High Yield Corporate Bond ETF	179	$ 13,176
iShares MBS ETF	255	24,860
		274,343
Money Market Fund–0.19%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	1,287	1,287
		1,287
Total Investment Companies (Cost $577,445)		704,746

TOTAL INVESTMENTS–102.42% (Cost $577,445)	704,746
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.42%)	(16,671)
NET ASSETS APPLICABLE TO 54,397 SHARES OUTSTANDING–100.00%	$688,075
NET ASSET VALUE PER SHARE–LINCOLN ISHARES® U.S. MODERATE ALLOCATION FUND STANDARD CLASS ($688,075 / 54,397 Shares)	$12.649
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$511,926
Distributable earnings/(accumulated loss)	176,149
TOTAL NET ASSETS	$688,075

★ Includes $7,271 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $11 payable for fund shares redeemed, $23,857 other accrued expenses payable and $77 due to manager and affiliates as of June 30, 2022.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–6

Lincoln iShares® Allocation Funds
Statements of Operations
Six Months Ended June 30, 2022 (unaudited)
	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
INVESTMENT INCOME:
Dividends	$ 1,292	$ 6,329	$ 5,339
EXPENSES:
Accounting and administration expenses	20,878	20,901	20,903
Professional fees	11,077	13,483	11,081
Reports and statements to shareholders	1,604	1,608	1,608
Consulting fees	1,162	1,163	1,163
Custodian fees	237	808	280
Management fees	192	873	943
Pricing fees	82	105	105
Shareholder servicing fees	22	101	109
Trustees’ fees and expenses	2	11	12
Other	1,201	1,207	1,209
	36,457	40,260	37,413
Less:
Management fees waived	(153)	(419)	(566)
Expenses reimbursed	(36,189)	(39,143)	(36,131)
Total operating expenses	115	698	716
NET INVESTMENT INCOME	1,177	5,631	4,623
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(2,840)	67,324	2,489
Net change in unrealized appreciation (depreciation) of investments	(17,188)	(209,742)	(144,827)
NET REALIZED AND UNREALIZED LOSS	(20,028)	(142,418)	(142,338)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,851)	$(136,787)	$(137,715)
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–7

Lincoln iShares® Allocation Funds
Statements of Changes in Net Assets
	Lincoln iShares® Fixed Income Allocation Fund		Lincoln iShares® Global Growth Allocation Fund		Lincoln iShares® U.S. Moderate Allocation Fund
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,177	$ 2,646	$ 5,631	$ 13,181	$ 4,623	$ 10,144
Net realized gain (loss)	(2,840)	(1,140)	67,324	36,790	2,489	49,506
Net change in unrealized appreciation (depreciation)	(17,188)	(4,283)	(209,742)	54,928	(144,827)	55,405
Net increase (decrease) in net assets resulting from operations	(18,851)	(2,777)	(136,787)	104,899	(137,715)	115,055
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,537)	—	(27,482)	—	(31,161)
	—	(2,537)	—	(27,482)	—	(31,161)
CAPITAL SHARE TRANSACTIONS:
Reinvestment of dividends and distributions:
Standard Class	—	2,537	—	27,482	—	31,161
	—	2,537	—	27,482	—	31,161
Cost of shares redeemed:
Standard Class	(2,242)	(2,760)	(573,725)	(143,529)	(17,981)	(164,162)
Decrease in net assets derived from capital share transactions	(2,242)	(223)	(573,725)	(116,047)	(17,981)	(133,001)
NET DECREASE IN NET ASSETS	(21,093)	(5,537)	(710,512)	(38,630)	(155,696)	(49,107)
NET ASSETS:
Beginning of period	168,213	173,750	850,189	888,819	843,771	892,878
End of period	$147,120	$168,213	$ 139,677	$ 850,189	$ 688,075	$ 843,771
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–8

Lincoln iShares® Fixed Income Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln iShares® Fixed Income Allocation Fund Standard Class
	Six Months Ended 6/30/22[2] (unaudited)	Year Ended				2/1/17 [1] to 12/31/17
		12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.680	$ 11.019	$ 10.436	$ 9.822	$ 10.163	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.076	0.169	0.242	0.314	0.290	0.225
Net realized and unrealized gain (loss)	(1.286)	(0.345)	0.576	0.628	(0.347)	0.147
Total from investment operations	(1.210)	(0.176)	0.818	0.942	(0.057)	0.372
Less dividends and distributions from:
Net investment income	—	(0.155)	(0.184)	(0.328)	(0.284)	(0.209)
Net realized gain	—	(0.008)	(0.051)	—	—	—
Total dividends and distributions	—	(0.163)	(0.235)	(0.328)	(0.284)	(0.209)
Net asset value, end of period	$ 9.470	$ 10.680	$ 11.019	$ 10.436	$ 9.822	$ 10.163
Total return[4]	(11.33%)	(1.60%)	7.85%	9.59%	(0.55%)	3.72%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 147	$ 168	$ 174	$ 113	$ 103	$ 104
Ratio of expenses to average net assets[5]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	47.51%	41.24%	50.75%	64.19%	57.60%	58.01%
Ratio of net investment income to average net assets	1.53% [6]	1.56%	2.20%	3.02%	2.92%	2.40%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(45.83%) [6]	(39.53%)	(48.40%)	(61.02%)	(54.53%)	(55.46%)
Portfolio turnover	17%	24%	37%	40%	43%	16%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–9

Lincoln iShares® Global Growth Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln iShares® Global Growth Allocation Fund Standard Class
	Six Months Ended 6/30/22[2] (unaudited)	Year Ended				2/1/17 [1] to 12/31/17
		12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 15.185	$ 13.775	$ 12.412	$ 10.434	$ 11.403	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.112	0.240	0.226	0.280	0.240	0.280
Net realized and unrealized gain (loss)	(2.786)	1.674	1.418	2.010	(0.977)	1.236
Total from investment operations	(2.674)	1.914	1.644	2.290	(0.737)	1.516
Less dividends and distributions from:
Net investment income	—	(0.265)	(0.204)	(0.312)	(0.232)	(0.113)
Net realized gain	—	(0.239)	(0.077)	—	—	—
Total dividends and distributions	—	(0.504)	(0.281)	(0.312)	(0.232)	(0.113)
Net asset value, end of period	$ 12.511	$ 15.185	$ 13.775	$ 12.412	$ 10.434	$ 11.403
Total return[4]	(17.61%)	13.91%	13.30%	21.95%	(6.47%)	15.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 140	$ 850	$ 889	$ 795	$ 661	$ 709
Ratio of expenses to average net assets[5]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	11.54%	9.52%	9.97%	10.53%	8.91%	23.01%
Ratio of net investment income to average net assets	1.61% [6]	1.62%	1.84%	2.39%	2.09%	2.78%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(9.73%) [6]	(7.70%)	(7.93%)	(7.94%)	(6.62%)	(20.03%)
Portfolio turnover	6%	13%	19%	20%	75%	43%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–10

Lincoln iShares® U.S. Moderate Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln iShares® U.S. Moderate Allocation Fund Standard Class
	Six Months Ended 6/30/22[2] (unaudited)	Year Ended				2/1/17 [1] to 12/31/17
		12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 15.157	$ 13.627	$ 12.441	$ 10.523	$ 11.128	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.084	0.184	0.207	0.245	0.229	0.216
Net realized and unrealized gain (loss)	(2.592)	1.918	1.297	1.959	(0.625)	1.049
Total from investment operations	(2.508)	2.102	1.504	2.204	(0.396)	1.265
Less dividends and distributions from:
Net investment income	—	(0.186)	(0.262)	(0.255)	(0.209)	(0.137)
Net realized gain	—	(0.386)	(0.056)	(0.031)	—	—
Total dividends and distributions	—	(0.572)	(0.318)	(0.286)	(0.209)	(0.137)
Net asset value, end of period	$ 12.649	$ 15.157	$ 13.627	$ 12.441	$ 10.523	$ 11.128
Total return[4]	(16.55%)	15.51%	12.16%	20.97%	(3.56%)	12.65%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 688	$ 844	$ 893	$ 1,245	$ 1,061	$ 910
Ratio of expenses to average net assets[5]	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	9.92%	8.89%	7.55%	6.26%	6.00%	10.32%
Ratio of net investment income to average net assets	1.23% [6]	1.25%	1.67%	2.07%	2.03%	2.20%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(8.50%) [6]	(7.45%)	(5.68%)	(4.00%)	(3.78%)	(7.93%)
Portfolio turnover	5%	9%	27%	24%	34%	12%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–11

Lincoln iShares® Allocation Funds
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln iShares® Fixed Income Allocation Fund, Lincoln iShares® Global Growth Allocation Fund and Lincoln iShares® U.S. Moderate Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in Exchange-Traded Funds (“ETFs”) or financial instruments that provide exposure to such underlying ETFs or other investment companies (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. The underlying ETFs will primarily be BlackRock iShares ETFs.
Financial statements for the Underlying Funds can be found at http://www.sec.gov.
The investment objective of the Lincoln iShares® Fixed Income Allocation Fund is to maximize total return, consistent with prudent investment management and liquidity needs.
The investment objective of the Lincoln iShares® Global Growth Allocation Fund and the Lincoln iShares® U.S. Moderate Allocation Fund is to seek long-term capital appreciation.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
 Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2022, the Funds did not incur any interest or tax penalties.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Lincoln iShares® Allocation Funds–12

Lincoln iShares® Allocation Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee for each Fund. This agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
The waiver amount of each Fund’s average daily net assets are as follows:
Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
0.20%	0.12%	0.15%
LIAC has also contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed certain expense limits. The reimbursement is accrued daily and received monthly. The agreements will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. The expense limits as a percentage of each Fund’s average daily net assets are as follows:
Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
0.15%	0.20%	0.19%
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed expenses of the Funds.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
			Expiration Date
	2022	2023	2024	Total
Lincoln iShares® Fixed Income Allocation Fund	$52,418	$69,108	$69,312	$ 190,838
Lincoln iShares® Global Growth Allocation Fund	$52,302	$68,507	$69,136	$ 189,945
Lincoln iShares® U.S. Moderate Allocation Fund	$56,835	$75,570	$75,028	$ 207,433
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Funds' investment portfolio. For these services, LIAC, not the Funds, pay BlackRock a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Administrative	$5	$25	$26
Legal	1	4	5
Lincoln iShares® Allocation Funds–13

Lincoln iShares® Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2022, these fees were as follows:
	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Printing and mailing	$—	$1	$1
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds and ETFs in which they invest. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2022, the Funds had expense reimbursement receivable due from and liabilities payable to affiliates as follows:
	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Expense reimbursement receivable due from LIAC	$7,268	$7,797	$7,271
Management fees payable to LIAC	6	63	57
Printing and mailing fees payable to Lincoln Life	—	3	3
Shareholder servicing fees payable to Lincoln Life	4	14	17
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
At June 30, 2022, Lincoln Life directly owned 72.31% of Lincoln iShares® Fixed Income Allocation Fund.
At June 30, 2022, Lincoln Life directly owned 100.00% of Lincoln iShares® Global Growth Allocation Fund.
3. Investments
For the six months ended June 30, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Purchases	$28,897	$ 37,531	$36,844
Sales	28,887	604,589	48,850
Lincoln iShares® Allocation Funds–14

Lincoln iShares® Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Cost of investments	$174,658	$128,689	$577,445
Aggregate unrealized appreciation of investments	$ —	$ 31,112	$143,502
Aggregate unrealized depreciation of investments	(10,933)	(1,620)	(16,201)
Net Unrealized Appreciation (Depreciation) of investments	$ (10,933)	$ 29,492	$127,301
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2022:
Level 1	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Investments:
Assets:
Investment Companies	$163,725	$158,181	$704,746
There were no Level 3 investments at the beginning or end of the period.
Lincoln iShares® Allocation Funds–15

Lincoln iShares® Allocation Funds
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Lincoln iShares® Fixed Income Allocation Fund		Lincoln iShares® Global Growth Allocation Fund		Lincoln iShares® U.S. Moderate Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/22	12/31/21	6/30/22	12/31/21	6/30/22	12/31/21
Shares sold:
Shares reinvested:
Standard Class	—	237	—	1,808	—	2,075
	—	237	—	1,808	—	2,075
Shares redeemed:
Standard Class	(215)	(255)	(44,823)	(10,346)	(1,272)	(11,929)
Net decrease	(215)	(18)	(44,823)	(8,538)	(1,272)	(9,854)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Funds had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
On June 7-8, 2022, the Board of Trustees of the Trust approved a plan of liquidation (each a “plan,” collectively the “plans”) for each Fund, each a series of the Trust, and the submission of each Plan to the beneficial owners of the respective Fund, including certain insurance companies and contract owners of variable life insurance policies and variable annuity contracts who have selected the Funds for investment through those policies or contracts, and therefore, have a beneficial interest in shares of the Funds (“Beneficial Owners”). The liquidation of the Funds will occur only if the plan for each Fund is approved by its Beneficial Owners. The Funds will be mailing Beneficial Owners a proxy statement with essential information they should consider before voting on the plans. If approved, the liquidation of each Fund is expected to occur on or about August 9, 2022 (“Liquidation Date”).
Lincoln iShares® Allocation Funds–16

Lincoln iShares® Allocation Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Lincoln iShares® Allocation Funds–17

Lincoln Nasdaq-100 Buffer Funds
Lincoln Nasdaq-100 Buffer Fund Mar
Lincoln Nasdaq-100 Buffer Fund Jun
Lincoln Nasdaq-100 Buffer Fund Sep
Lincoln Nasdaq-100 Buffer Fund Dec
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

Lincoln Nasdaq-100 Buffer Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Lincoln Nasdaq-100 Buffer Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ expenses shown in the tables reflect fee waivers and reimbursements in effect.
Lincoln Nasdaq-100 Buffer Fund Mar
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22
Actual*
Standard Class Shares	$1,000.00	$877.80	0.62%	$1.67
Service Class Shares	1,000.00	876.90	0.97%	2.62
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,019.90	0.62%	$3.11
Service Class Shares	1,000.00	1,016.50	0.97%	4.85

*	The Fund commenced operations on March 18, 2022. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 105/365 (to reflect the actual since inception).
**	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Lincoln Nasdaq-100 Buffer Fund Jun
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$864.40	0.62%	$2.87
Service Class Shares	1,000.00	863.00	0.97%	4.48
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.70	0.62%	$3.11
Service Class Shares	1,000.00	1,020.00	0.97%	4.86

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Lincoln Nasdaq-100 Buffer Funds–1

Lincoln Nasdaq-100 Buffer Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
Lincoln Nasdaq-100 Buffer Fund Sep
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$837.20	0.62%	$2.82
Service Class Shares	1,000.00	835.90	0.97%	4.42
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.60	0.62%	$3.11
Service Class Shares	1,000.00	1,020.00	0.97%	4.86

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Lincoln Nasdaq-100 Buffer Fund Dec
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$819.70	0.62%	$2.80
Service Class Shares	1,000.00	818.30	0.97%	4.37
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.70	0.62%	$3.11
Service Class Shares	1,000.00	1,020.00	0.97%	4.86

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
Lincoln Nasdaq-100 Buffer Funds–2

Lincoln Nasdaq-100 Buffer Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Lincoln Nasdaq-100 Buffer Fund Mar
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	45.57%
Investment Company	45.57%
Equity Fund	45.57%
Unaffiliated Investments	69.15%
Investment Company	1.67%
Money Market Fund	1.67%
Options Purchased	67.48%
Centrally Cleared	67.48%
Call Options Purchased	43.87%
Put Option Purchased	23.61%
Total Investments	114.72%
Options Written	(13.98%)
Centrally Cleared	(13.98%)
Call Options Written	(0.32%)
Put Option Written	(13.66%)
Liabilities Net of Receivables and Other Assets	(0.74%)
Total Net Assets	100.00%
Lincoln Nasdaq-100 Buffer Fund Jun
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	50.05%
Investment Company	50.05%
Equity Fund	50.05%
Unaffiliated Investments	60.83%
Investment Company	3.77%
Money Market Fund	3.77%
Options Purchased	57.06%
Over-The-Counter	57.06%
Call Options Purchased	47.58%
Put Option Purchased	9.48%
Total Investments	110.88%
Options Written	(9.91%)
Over-The-Counter	(9.91%)
Call Options Written	(4.29%)
Put Option Written	(5.62%)
Liabilities Net of Receivables and Other Assets	(0.97%)
Total Net Assets	100.00%
Lincoln Nasdaq-100 Buffer Fund Sep
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	43.50%
Investment Company	43.50%
Equity Fund	43.50%
Unaffiliated Investments	73.39%
Investment Company	2.30%
Money Market Fund	2.30%
Options Purchased	71.09%
Centrally Cleared	71.09%
Call Options Purchased	41.84%
Put Option Purchased	29.25%
Total Investments	116.89%
Options Written	(15.60%)
Centrally Cleared	(15.60%)
Call Options Written	(0.01%)
Put Option Written	(15.59%)
Liabilities Net of Receivables and Other Assets	(1.29%)
Total Net Assets	100.00%

Lincoln Nasdaq-100 Buffer Funds–3

Lincoln Nasdaq-100 Buffer Funds
Security Type/Sector Allocations (unaudited) (continued)
Lincoln Nasdaq-100 Buffer Fund Dec
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	44.39%
Investment Company	44.39%
Equity Fund	44.39%
Unaffiliated Investments	75.90%
Investment Company	0.42%
Money Market Fund	0.42%
Options Purchased	75.48%
Centrally Cleared	75.48%
Call Options Purchased	42.58%
Put Option Purchased	32.90%
Total Investments	120.29%
Options Written	(19.20%)
Centrally Cleared	(19.20%)
Call Options Written	(0.03%)
Put Option Written	(19.17%)
Liabilities Net of Receivables and Other Assets	(1.09%)
Total Net Assets	100.00%
Lincoln Nasdaq-100 Buffer Funds–4

Lincoln Nasdaq-100 Buffer Fund Mar
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–45.57%
INVESTMENT COMPANY–45.57%
Equity Fund–45.57%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Nasdaq-100 Index Fund	114,127	$ 947,939
Total Affiliated Investment (Cost $1,176,293)		947,939
UNAFFILIATED INVESTMENTS–69.15%
INVESTMENT COMPANY–1.67%
Money Market Fund–1.67%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	34,652	34,652
Total Investment Company (Cost $34,652)		34,652

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–67.48%
CENTRALLY CLEARED–67.48%
Call Options–43.87%
Invesco QQQ TrustSM Series 1 ETF Strike price $10.54, expiration date 3/17/23, notional amount $35,836	34	$ 912,604
Put Options–23.61%
Invesco QQQ TrustSM Series 1 ETF Strike price $351.49, expiration date 3/17/23, notional amount $2,390,132	68	491,252
Total Options Purchased (Cost $1,384,591)		1,403,856
Total Unaffiliated Investments (Cost $1,419,243)		1,438,508

TOTAL INVESTMENTS–114.72% (Cost $2,595,536)	2,386,447

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(13.98)%
CENTRALLY CLEARED–(13.98)%
Call Options–(0.32)%
Invesco QQQ TrustSM Series 1 ETF Strike price $408.50, expiration date 3/17/23, notional amount $(2,777,800)	(68)	(6,528)
Put Options–(13.66)%
Invesco QQQ TrustSM Series 1 ETF Strike price $309.31, expiration date 3/17/23, notional amount $(2,103,308)	(68)	(284,209)
Total Options Written (Premiums received $(220,467))		(290,737)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.74%)		(15,393)
NET ASSETS APPLICABLE TO 237,223 SHARES OUTSTANDING–100.00%		$2,080,317

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds–5

Lincoln Nasdaq-100 Buffer Fund Jun
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–50.05%
INVESTMENT COMPANY–50.05%
Equity Fund–50.05%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Nasdaq-100 Index Fund	147,148	$ 1,222,208
Total Affiliated Investment (Cost $1,442,047)		1,222,208
UNAFFILIATED INVESTMENTS–60.83%
INVESTMENT COMPANY–3.77%
Money Market Fund–3.77%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	91,955	91,955
Total Investment Company (Cost $91,955)		91,955

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–57.06%
OVER-THE-COUNTER–57.06%
Call Options–47.58%
Invesco QQQ TrustSM Series 1 ETF Strike price $8.24, expiration date 6/16/23, notional amount $35,432	43	$ 1,161,909
Put Options–9.48%
Invesco QQQ TrustSM Series 1 ETF Strike price $274.69, expiration date 6/16/23, notional amount $2,362,334	86	231,529
Total Options Purchased (Cost $1,385,600)		1,393,438
Total Unaffiliated Investments (Cost $1,477,555)		1,485,393

TOTAL INVESTMENTS–110.88% (Cost $2,919,602)	2,707,601

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(9.91)%
OVER-THE-COUNTER–(9.91)%
Call Options–(4.29)%
Invesco QQQ TrustSM Series 1 ETF Strike price $335.12, expiration date 6/16/23, notional amount $(2,882,032)	(86)	(104,633)
Put Options–(5.62)%
Invesco QQQ TrustSM Series 1 ETF Strike price $241.73, expiration date 6/16/23, notional amount $(2,078,878)	(86)	(137,307)
Total Options Written (Premiums received $(231,881))		(241,940)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.97%)		(23,721)
NET ASSETS APPLICABLE TO 267,195 SHARES OUTSTANDING–100.00%		$2,441,940

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds–6

Lincoln Nasdaq-100 Buffer Fund Sep
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–43.50%
INVESTMENT COMPANY–43.50%
Equity Fund–43.50%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Nasdaq-100 Index Fund	111,171	$ 923,388
Total Affiliated Investment (Cost $1,241,247)		923,388
UNAFFILIATED INVESTMENTS–73.39%
INVESTMENT COMPANY–2.30%
Money Market Fund–2.30%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	48,791	48,791
Total Investment Company (Cost $48,791)		48,791

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–71.09%
CENTRALLY CLEARED–71.09%
Call Options–41.84%
Invesco QQQ TrustSM Series 1 ETF Strike price $11.21, expiration date 9/16/22, notional amount $36,993	33	$ 888,061
Put Options–29.25%
Invesco QQQ TrustSM Series 1 ETF Strike price $373.84, expiration date 9/16/22, notional amount $2,467,344	66	620,770
Total Options Purchased (Cost $1,414,264)		1,508,831
Total Unaffiliated Investments (Cost $1,463,055)		1,557,622

TOTAL INVESTMENTS–116.89% (Cost $2,704,302)	2,481,010

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(15.60)%
CENTRALLY CLEARED–(15.60)%
Call Options–(0.01)%
Invesco QQQ TrustSM Series 1 ETF Strike price $420.11, expiration date 9/16/22, notional amount $(2,772,726)	(66)	(163)
Put Options–(15.59)%
Invesco QQQ TrustSM Series 1 ETF Strike price $328.97, expiration date 9/16/22, notional amount $(2,171,202)	(66)	(330,940)
Total Options Written (Premiums received $(209,472))		(331,103)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.29%)		(27,414)
NET ASSETS APPLICABLE TO 247,677 SHARES OUTSTANDING–100.00%		$2,122,493

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds–7

Lincoln Nasdaq-100 Buffer Fund Dec
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–44.39%
INVESTMENT COMPANY–44.39%
Equity Fund–44.39%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Nasdaq-100 Index Fund	144,697	$ 1,201,852
Total Affiliated Investment (Cost $1,593,413)		1,201,852
UNAFFILIATED INVESTMENTS–75.90%
INVESTMENT COMPANY–0.42%
Money Market Fund–0.42%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	11,342	11,342
Total Investment Company (Cost $11,342)		11,342

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–75.48%
CENTRALLY CLEARED–75.48%
Call Options–42.58%
Invesco QQQ Trust SM Series 1 ETF Strike price $11.55, expiration date 12/16/22, notional amount $49,665	43	$ 1,153,121
Put Options–32.90%
Invesco QQQ Trust SM Series 1 ETF Strike price $384.92, expiration date 12/16/22, notional amount $3,310,312	86	890,922
Total Options Purchased (Cost $1,884,627)		2,044,043
Total Unaffiliated Investments (Cost $1,895,969)		2,055,385

TOTAL INVESTMENTS–120.29% (Cost $3,489,382)	3,257,237

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(19.20)%
CENTRALLY CLEARED–(19.20)%
Call Options–(0.03)%
Invesco QQQ Trust SM Series 1 ETF Strike price $442.30, expiration date 12/16/22, notional amount $(3,803,780)	(86)	(899)
Put Options–(19.17)%
Invesco QQQ Trust SM Series 1 ETF Strike price $338.72, expiration date 12/16/22, notional amount $(2,912,992)	(86)	(519,093)
Total Options Written (Premiums received $(318,719))		(519,992)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.09%)		(29,319)
NET ASSETS APPLICABLE TO 325,119 SHARES OUTSTANDING–100.00%		$2,707,926

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds–8

Lincoln Nasdaq-100 Buffer Funds
Statements of Assets and Liabilities
June 30, 2022 (unaudited)
	Lincoln Nasdaq-100 Buffer Fund Mar	Lincoln Nasdaq-100 Buffer Fund Jun	Lincoln Nasdaq-100 Buffer Fund Sep	Lincoln Nasdaq-100 Buffer Fund Dec
ASSETS:
Unaffiliated investments, at value	$1,438,508	$1,485,393	$1,557,622	$2,055,385
Affiliated investments, at value	947,939	1,222,208	923,388	1,201,852
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	7,815	7,327	6,878	6,830
Dividends and interest receivable	57	99	67	33
Prepaid expenses	—	6	6	2
TOTAL ASSETS	2,394,319	2,715,033	2,487,961	3,264,102
LIABILITIES:
Options written, at value	290,737	241,940	331,103	519,992
Other accrued expenses payable	22,041	29,668	33,089	33,535
Due to manager and affiliates	1,221	1,476	1,272	2,640
Payable for fund shares redeemed	3	9	4	9
TOTAL LIABILITIES	314,002	273,093	365,468	556,176
TOTAL NET ASSETS	$2,080,317	$2,441,940	$2,122,493	$2,707,926
Unaffiliated investments, at cost	$1,419,243	$1,477,555	$1,463,055	$1,895,969
Affiliated investments, at cost	1,176,293	1,442,047	1,241,247	1,593,413
Options written, premiums received	(220,467)	(231,881)	(209,472)	(318,719)
Standard Class:
Net Assets	$ 8,778	$ 9,203	$ 8,641	$ 8,345
Shares Outstanding	1,000	1,005	1,006	1,000
Net Asset Value Per Share	$ 8.778	$ 9.155[1]	$ 8.585[1]	$ 8.344[1]
Service Class:
Net Assets	$2,071,539	$2,432,737	$2,113,852	$2,699,581
Shares Outstanding	236,223	266,190	246,671	324,119
Net Asset Value Per Share	$ 8.769	$ 9.139	$ 8.570	$ 8.329
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$2,365,591	$2,658,860	$2,478,347	$3,264,189
Distributable earnings/(accumulated loss)	(285,274)	(216,920)	(355,854)	(556,263)
TOTAL NET ASSETS	$2,080,317	$2,441,940	$2,122,493	$2,707,926

[1]	Net Asset Value Per Share does not recalculate exactly, due to rounding.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds–9

Lincoln Nasdaq-100 Buffer Funds
Statements of Operations
Six Months Ended June 30, 2022 (unaudited)
	Lincoln Nasdaq-100 Buffer Fund Mar	Lincoln Nasdaq-100 Buffer Fund Jun	Lincoln Nasdaq-100 Buffer Fund Sep	Lincoln Nasdaq-100 Buffer Fund Dec
	3/18/22 *
	to 06/30/22
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 152	$ 165	$ 141	$ 94
EXPENSES:
Professional fees	15,832	19,606	24,946	29,261
Accounting and administration expenses	11,120	21,981	22,881	20,082
Reports and statements to shareholders	6,733	4,577	6,907	9,584
Management fees	3,445	6,462	6,287	8,258
Distribution fees-Service Class	2,183	4,095	3,984	5,239
Consulting fees	952	1,493	1,493	1,214
Index fees	823	790	764	1,022
Pricing fees	487	1,049	1,049	1,012
Shareholder servicing fees	182	341	332	435
Custodian fees	166	178	226	475
Trustees’ fees and expenses	21	35	35	127
Other	1,727	1,381	1,578	2,372
	43,671	61,988	70,482	79,081
Less:
Management fees waived	(1,441)	(2,702)	(2,629)	(3,453)
Expenses reimbursed	(36,163)	(47,907)	(56,781)	(61,080)
Total operating expenses	6,067	11,379	11,072	14,548
NET INVESTMENT LOSS	(5,915)	(11,214)	(10,931)	(14,454)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	—	(20,227)	—	(44,936)
Options purchased	—	45,899	—	(32,871)
Options written	—	(9,318)	—	(30,583)
Net realized gain (loss)	0	16,354	0	(108,390)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(228,354)	(380,155)	(374,310)	(432,636)
Options purchased	19,265	(40,480)	92,599	162,984
Options written	(70,270)	63,824	(122,331)	(209,805)
Net change in unrealized appreciation (depreciation)	(279,359)	(356,811)	(404,042)	(479,457)
NET REALIZED AND UNREALIZED LOSS	(279,359)	(340,457)	(404,042)	(587,847)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(285,274)	$(351,671)	$(414,973)	$(602,301)

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds–10

Lincoln Nasdaq-100 Buffer Funds
Statements of Changes in Net Assets
	Lincoln Nasdaq-100 Buffer Fund Mar	Lincoln Nasdaq-100 Buffer Fund Jun		Lincoln Nasdaq-100 Buffer Fund Sep
	3/18/22 * to 6/30/22 (unaudited)	Six Months Ended 6/30/22 (unaudited)	6/18/21 * to 12/31/21	Six Months Ended 6/30/22 (unaudited)	9/17/21 * to 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (5,915)	$ (11,214)	$ (10,021)	$ (10,931)	$ (4,384)
Net realized gain	—	16,354	15,957	—	15,413
Net change in unrealized appreciation (depreciation)	(279,359)	(356,811)	134,751	(404,042)	59,119
Net increase (decrease) in net assets resulting from operations	(285,274)	(351,671)	140,687	(414,973)	70,148
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	—	(54)	—	(65)
Service Class	—	—	(7,878)	—	(12,945)
	—	—	(7,932)	—	(13,010)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,000	—	10,000	—	10,000
Service Class	2,355,770	548,811	2,265,151	165,582	2,362,556
Reinvestment of dividends and distributions:
Standard Class	—	—	54	—	65
Service Class	—	—	7,878	—	12,945
	2,365,770	548,811	2,283,083	165,582	2,385,566
Cost of shares redeemed:
Service Class	(179)	(171,028)	(10)	(57,904)	(12,916)
	(179)	(171,028)	(10)	(57,904)	(12,916)
Increase in net assets derived from capital share transactions	2,365,591	377,783	2,283,073	107,678	2,372,650
NET INCREASE (DECREASE) IN NET ASSETS	2,080,317	26,112	2,415,828	(307,295)	2,429,788
NET ASSETS:
Beginning of period	—	2,415,828	—	2,429,788	—
End of period	$2,080,317	$2,441,940	$2,415,828	$2,122,493	$2,429,788

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds–11

Lincoln Nasdaq-100 Buffer Funds
Statements of Changes in Net Assets (continued)
	Lincoln Nasdaq-100 Buffer Fund Dec
	Six Months Ended 6/30/22 (unaudited)	12/17/21 * to 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (14,454)	$ (998)
Net realized loss	(108,390)	—
Net change in unrealized appreciation (depreciation)	(479,457)	46,038
Net increase (decrease) in net assets resulting from operations	(602,301)	45,040
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	—
Service Class	—	—
	—	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	10,000
Service Class	1,011,488	2,630,369
Reinvestment of dividends and distributions:
Standard Class	—	—
Service Class	—	—
	1,011,488	2,640,369
Cost of shares redeemed:
Service Class	(386,670)	—
	(386,670)	—
Increase in net assets derived from capital share transactions	624,818	2,640,369
NET INCREASE IN NET ASSETS	22,517	2,685,409
NET ASSETS:
Beginning of period	2,685,409	—
End of period	$2,707,926	$2,685,409

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds–12

Lincoln Nasdaq-100 Buffer Fund Mar
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Nasdaq-100 Buffer Fund Mar
	Standard Class 3/18/22[1] to 6/30/22 (unaudited)	Service Class 3/18/22[1] to 6/30/22 (unaudited)

Net asset value, beginning of period	$ 10.000	$ 10.000
Income (loss) from investment operations:
Net investment (loss)[2]	(0.018)	(0.026)
Net realized and unrealized gain (loss)	(1.204)	(1.205)
Total from investment operations	(1.222)	(1.231)
Net asset value, end of period	$ 8.778	$ 8.769
Total return[3]	(12.22%)	(12.31%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 9	$ 2,072
Ratio of expenses to average net assets[4]	0.62%	0.97%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	6.62%	6.97%
Ratio of net investment income (loss) to average net assets	(0.60%) [5]	(0.95%) [5]
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(6.60%) [5]	(6.95%) [5]
Portfolio turnover	214%	214%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements/recoupments by the manager. Performance would have been lower had the waivers/reimbursements/recoupments not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds–13

Lincoln Nasdaq-100 Buffer Fund Jun
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Nasdaq-100 Buffer Fund Jun Standard Class
	Six Months Ended 6/30/22[2] (unaudited)	6/18/21 [1] to 12/31/21

Net asset value, beginning of period	$ 10.591	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.029)	(0.023)
Net realized and unrealized gain (loss)	(1.407)	0.668
Total from investment operations	(1.436)	0.645
Less dividends and distributions from:
Net investment income	—	(0.054)
Total dividends and distributions	—	(0.054)
Net asset value, end of period	$ 9.155	$ 10.591
Total return[4]	(13.56%)	6.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 9	$ 11
Ratio of expenses to average net assets[5]	0.62%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	4.93%	5.97%
Ratio of net investment income (loss) to average net assets	(0.61%) [6]	(0.45%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(4.92%) [6]	(5.80%)
Portfolio turnover	91%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds–14

Lincoln Nasdaq-100 Buffer Fund Jun
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Nasdaq-100 Buffer Fund Jun Service Class
	Six Months Ended 6/30/22[2] (unaudited)	6/18/21 [1] to 12/31/21

Net asset value, beginning of period	$ 10.590	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.047)	(0.045)
Net realized and unrealized gain (loss)	(1.404)	0.670
Total from investment operations	(1.451)	0.625
Less dividends and distributions from:
Net investment income	—	(0.035)
Total dividends and distributions	—	(0.035)
Net asset value, end of period	$ 9.139	$ 10.590
Total return[4]	(13.70%)	6.25%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,433	$ 2,405
Ratio of expenses to average net assets[5]	0.97%	0.97%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	5.28%	6.32%
Ratio of net investment income (loss) to average net assets	(0.96%) [6]	(0.80%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(5.27%) [6]	(6.15%)
Portfolio turnover	91%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds–15

Lincoln Nasdaq-100 Buffer Fund Sep
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Nasdaq-100 Buffer Fund Sep Standard Class
	Six Months Ended 6/30/22[2] (unaudited)	9/17/21 [1] to 12/31/21

Net asset value, beginning of period	$ 10.254	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.027)	(0.009)
Net realized and unrealized gain (loss)	(1.642)	0.328
Total from investment operations	(1.669)	0.319
Less dividends and distributions from:
Net investment income	—	(0.065)
Total dividends and distributions	—	(0.065)
Net asset value, end of period	$ 8.585	$ 10.254
Total return[4]	(16.28%)	3.19%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 9	$ 10
Ratio of expenses to average net assets[5]	0.62%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	5.82%	6.50%
Ratio of net investment income (loss) to average net assets	(0.61%) [6]	(0.31%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(5.81%) [6]	(6.19%)
Portfolio turnover	19%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds–16

Lincoln Nasdaq-100 Buffer Fund Sep
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Nasdaq-100 Buffer Fund Sep Service Class
	Six Months Ended 6/30/22[2] (unaudited)	9/17/21 [1] to 12/31/21

Net asset value, beginning of period	$ 10.253	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.045)	(0.020)
Net realized and unrealized gain (loss)	(1.638)	0.328
Total from investment operations	(1.683)	0.308
Less dividends and distributions from:
Net investment income	—	(0.055)
Total dividends and distributions	—	(0.055)
Net asset value, end of period	$ 8.570	$ 10.253
Total return[4]	(16.41%)	3.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,114	$ 2,419
Ratio of expenses to average net assets[5]	0.97%	0.97%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	6.17%	6.85%
Ratio of net investment income (loss) to average net assets	(0.96%) [6]	(0.66%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(6.16%) [6]	(6.54%)
Portfolio turnover	19%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds–17

Lincoln Nasdaq-100 Buffer Fund Dec
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Nasdaq-100 Buffer Fund Dec Standard Class
	Six Months Ended 6/30/22[2] (unaudited)	12/17/21 [1] to 12/31/21

Net asset value, beginning of period	$ 10.179	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.028)	—
Net realized and unrealized gain (loss)	(1.807)	0.179
Total from investment operations	(1.835)	0.179
Less dividends and distributions from:
Net asset value, end of period	$ 8.344	$ 10.179
Total return[4]	(18.03%)	1.79%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 8	$ 10
Ratio of expenses to average net assets[5]	0.62%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	4.92%	22.27%
Ratio of net investment income (loss) to average net assets	(0.61%) [6]	(0.62%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(4.91%) [6]	(22.27%)
Portfolio turnover	42%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds–18

Lincoln Nasdaq-100 Buffer Fund Dec
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Nasdaq-100 Buffer Fund Dec Service Class
	Six Months Ended 6/30/22[2] (unaudited)	12/17/21 [1] to 12/31/21

Net asset value, beginning of period	$ 10.178	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.044)	(0.005)
Net realized and unrealized gain (loss)	(1.805)	0.183
Total from investment operations	(1.849)	0.178
Less dividends and distributions from:
Total dividends and distributions	—	—
Net asset value, end of period	$ 8.329	$ 10.178
Total return[4]	(18.17%)	1.78%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,700	$ 2,675
Ratio of expenses to average net assets[5]	0.97%	0.97%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	5.27%	22.62%
Ratio of net investment income (loss) to average net assets	(0.96%) [6]	(0.97%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(5.26%) [6]	(22.62%)
Portfolio turnover	42%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds–19

Lincoln Nasdaq-100 Buffer Funds
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln Nasdaq-100 Buffer Fund Mar, Lincoln Nasdaq-100 Buffer Fund Jun, Lincoln Nasdaq-100 Buffer Fund Sep and Lincoln Nasdaq-100 Buffer Fund Dec (each, a Fund, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP SSGA Nasdaq-100 Index Fund. Each Fund is advised by Lincoln Investment Advisors Corporation ( LIAC ). The LVIP SSGA Nasdaq-100 Index Fund, which is sub-advised by an unaffiliated adviser, invests primarily in the securities that make up the Nasdaq-100 Index and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment companies, the Funds may invest in individual securities, such as money market instruments and FLexible EXchange®Options (“FLEX Options”) to seek to produce pre-determined investment outcomes based on the performance of the Index over a one-year period. Financial statements for the Underlying Funds can be found at www.sec.gov.
Each Fund’s investment objective is to seek over a specified annual period (an “Outcome Period”), to provide returns that track the price return of the Invesco QQQ Trust, Series 1 up to a cap, while providing a buffer against losses.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options (“FLEX Options”) are valued based on the transaction prices executed by the Funds’ sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the funds' federal income tax returns from the period March 18, 2022* through June 30, 2022 for the Lincoln Nasdaq-100 Buffer Fund Mar and for the Lincoln Nasdaq-100 Buffer Fund Jun, Lincoln Nasdaq-100 Buffer Fund Sep, Lincoln Nasdaq-100 Buffer Fund Dec through the six months ended June 30, 2022, and for all open tax years (year ended December 31, 2021), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the period March 18, 2022* through June 2022, the Lincoln Nasdaq-100 Buffer Fund Mar did not incur any interest or tax penalties. During six months ended June 30, 2022, the Lincoln Nasdaq-100 Buffer Fund Jun, Lincoln Nasdaq-100 Buffer Fund Sep, Lincoln Nasdaq-100 Buffer Fund Dec did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
Lincoln Nasdaq-100 Buffer Funds–20

Lincoln Nasdaq-100 Buffer Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
* Date of commencement of operations.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.
For its services, LIAC receives a management fee at an annual rate of 0.55% of each Fund’s average daily net assets. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.23% on first $50 million and 0.00% over $50 million of each Fund’s average daily net assets. This agreement will continue at least through April 30, 2023 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
 The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.62% of average daily net assets for the Standard Class and 0.97% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue at least through April 30, 2023 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	Total
Lincoln Nasdaq-100 Buffer Fund Jun	$64,572	$ 64,572
Lincoln Nasdaq-100 Buffer Fund Sep	$37,834	$ 37,834
Lincoln Nasdaq-100 Buffer Fund Dec	$22,173	$ 22,173
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' defined outcome strategy. For these services, LIAC, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
	Lincoln Nasdaq-100 Buffer Fund Mar March 18, 2022*	Lincoln Nasdaq-100 Buffer Fund Jun	Lincoln Nasdaq-100 Buffer Fund Sep	Lincoln Nasdaq-100 Buffer Fund Dec
Administrative	$38	$78	$77	$98
Legal	7	14	14	18
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Nasdaq-100 Buffer Funds–21

Lincoln Nasdaq-100 Buffer Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2022, these fees were as follows:
	Lincoln Nasdaq-100 Buffer Fund Mar March 18, 2022*	Lincoln Nasdaq-100 Buffer Fund Jun	Lincoln Nasdaq-100 Buffer Fund Sep	Lincoln Nasdaq-100 Buffer Fund Dec
Printing and mailing	$8	$10	$12	$680
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2022, each Fund had receivables due from and liabilities payable to affiliates as follows:
	Lincoln Nasdaq-100 Buffer Fund Mar	Lincoln Nasdaq-100 Buffer Fund Jun	Lincoln Nasdaq-100 Buffer Fund Sep	Lincoln Nasdaq-100 Buffer Fund Dec
Expense reimbursement receivable due from LIAC	$7,815	$7,327	$6,878	$6,830
Management fees payable to LIAC	557	670	578	767
Distribution fees payable to LFD	606	729	630	836
Printing and mailing fees payable to Lincoln Life	8	16	12	968
Shareholder servicing fees payable to Lincoln Life	50	61	52	69
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
At June 30, 2022, Lincoln Life directly owned the following percentages of each fund:
Lincoln Life
Lincoln Nasdaq-100 Buffer Fund Mar	94.85%
Lincoln Nasdaq-100 Buffer Fund Jun	84.49%
Lincoln Nasdaq-100 Buffer Fund Sep	91.33%
Lincoln Nasdaq-100 Buffer Fund Dec	69.21%
Lincoln Nasdaq-100 Buffer Funds–22

Lincoln Nasdaq-100 Buffer Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2022, were as follows:
Lincoln Nasdaq-100 Buffer Fund Mar
	Value 3/18/22*	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-45.57%@
Equity Fund-45.57%@
✧✧LVIP SSGA Nasdaq-100 Index Fund	$—	$1,176,293	$—	$—	$(228,354)	$947,939	114,127	$—	$—

* Date of commencement of operations.
@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
Lincoln Nasdaq-100 Buffer Fund Jun
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-50.05%@
Equity Fund-50.05%@
✧✧LVIP SSGA Nasdaq-100 Index Fund	$1,312,828	$367,627	$57,865	$(20,227)	$(380,155)	$1,222,208	147,148	$—	$—

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
Lincoln Nasdaq-100 Buffer Fund Sep
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-43.50%@
Equity Fund-43.50%@
✧✧LVIP SSGA Nasdaq-100 Index Fund	$1,229,557	$68,141	$—	$—	$(374,310)	$923,388	111,171	$—	$—

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
Lincoln Nasdaq-100 Buffer Funds–23

Lincoln Nasdaq-100 Buffer Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Nasdaq-100 Buffer Fund Dec
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-44.39%@
Equity Fund-44.39%@
✧✧LVIP SSGA Nasdaq-100 Index Fund	$1,347,413	$483,628	$151,617	$(44,936)	$(432,636)	$1,201,852	144,697	$—	$—

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
* Date of commencement of operations.
3. Investments
For the six months ended June 30, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	Lincoln Nasdaq-100 Buffer Fund Mar March 18, 2022*	Lincoln Nasdaq-100 Buffer Fund Jun	Lincoln Nasdaq-100 Buffer Fund Sep	Lincoln Nasdaq-100 Buffer Fund Dec
Purchases	$3,563,752	$1,497,971	$234,768	$907,444
Sales	2,352,808	1,150,489	214,779	620,526
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
	Lincoln Nasdaq-100 Buffer Fund Mar	Lincoln Nasdaq-100 Buffer Fund Jun	Lincoln Nasdaq-100 Buffer Fund Sep	Lincoln Nasdaq-100 Buffer Fund Dec
Cost of investments and derivatives	$2,595,536	$2,919,602	$2,704,302	$3,489,382
Aggregate unrealized appreciation of investments and derivatives	$ 248,757	$ 23,882	$ 392,093	$ 549,689
Aggregate unrealized depreciation of investments and derivatives	(457,846)	(477,822)	(615,385)	(781,834)
Net unrealized depreciation of investments and derivatives	$ (209,089)	$ (453,940)	$ (223,292)	$ (232,145)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
Lincoln Nasdaq-100 Buffer Funds–24

Lincoln Nasdaq-100 Buffer Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2022:
Lincoln Nasdaq-100 Buffer Fund Mar
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$947,939	$ —	$—	$ 947,939
Unaffiliated Investment Company	34,652	—	—	34,652
Options Purchased	—	1,403,856	—	1,403,856
Total Investments	$982,591	$1,403,856	$—	$2,386,447
Derivatives:
Liabilities:
Options Written	$ —	$ (290,737)	$—	$ (290,737)
There were no Level 3 investments at the end of the period.
Lincoln Nasdaq-100 Buffer Fund Jun
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$1,222,208	$ —	$—	$1,222,208
Unaffiliated Investment Company	91,955	—	—	91,955
Options Purchased	—	1,393,438	—	1,393,438
Total Investments	$1,314,163	$1,393,438	$—	$2,707,601
Derivatives:
Liabilities:
Options Written	$ —	$ (241,940)	$—	$ (241,940)
There were no Level 3 investments at the beginning or end of the period.
Lincoln Nasdaq-100 Buffer Funds–25

Lincoln Nasdaq-100 Buffer Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Lincoln Nasdaq-100 Buffer Fund Sep
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$923,388	$ —	$—	$ 923,388
Unaffiliated Investment Company	48,791	—	—	48,791
Options Purchased	—	1,508,831	—	1,508,831
Total Investments	$972,179	$1,508,831	$—	$2,481,010
Derivatives:
Liabilities:
Options Written	$ —	$ (331,103)	$—	$ (331,103)
There were no Level 3 investments at the beginning or end of the period.
Lincoln Nasdaq-100 Buffer Fund Dec
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$1,201,852	$ —	$—	$1,201,852
Unaffiliated Investment Company	11,342	—	—	11,342
Options Purchased	—	2,044,043	—	2,044,043
Total Investments	$1,213,194	$2,044,043	$—	$3,257,237
Derivatives:
Liabilities:
Options Written	$ —	$ (519,992)	$—	$ (519,992)
There were no Level 3 investments at the beginning or end of the period.
* Date of commencement of operations.
4. Capital Shares
Transactions in capital shares were as follows:
	Lincoln Nasdaq-100 Buffer Fund Mar	Lincoln Nasdaq-100 Buffer Fund Jun		Lincoln Nasdaq-100 Buffer Fund Sep
	3/18/22 * to	Six Months Ended	6/18/21 * to	Six Months Ended	9/17/21 * to
	6/30/22	6/30/22	12/31/21	6/30/22	12/31/21
Shares sold:
Standard Class	1,000	—	1,000	—	1,000
Service Class	236,243	57,298	226,375	17,500	235,984
Shares reinvested:
Standard Class	—	—	5	—	6
Service Class	—	—	744	—	1,261
	237,243	57,298	228,124	17,500	238,251
Shares redeemed:
Standard Class	—	—	—	—	—
Service Class	(20)	(18,226)	(1)	(6,800)	(1,274)
	(20)	(18,226)	(1)	(6,800)	(1,274)
Net increase	237,223	39,072	228,123	10,700	236,977

*	Date of commencement of operations.

Lincoln Nasdaq-100 Buffer Funds–26

Lincoln Nasdaq-100 Buffer Funds
Notes to Financial Statements (continued)
 4. Capital Shares (continued)
	Lincoln Nasdaq-100 Buffer Fund Dec
	Six Months Ended	12/17/21 * to
	6/30/22	12/31/21
Shares sold:
Standard Class	—	1,000
Service Class	106,464	262,843
Shares reinvested:
Standard Class	—	—
Service Class	—	—
	106,464	263,843
Shares redeemed:
Standard Class	—	—
Service Class	(45,188)	—
	(45,188)	—
Net increase	61,276	263,843

*	Date of commencement of operations.
5. Line of Credit
The Lincoln Nasdaq-100 Buffer Fund Jun, Nasdaq-100 Buffer Fund Sep, Nasdaq-100 Buffer Fund Dec, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Funds had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Options Contracts–During the period March 18, 2022* through June 30, 2022 for the Lincoln Nasdaq-100 Buffer Fund Mar and during the six months ended June 30, 2022 for the Lincoln Nasdaq-100 Buffer Fund Jun, Lincoln Nasdaq-100 Buffer Fund Sep, Lincoln Nasdaq-100 Buffer Fund Dec, the Funds entered into options contracts in the normal course of pursuing its investment objective and strategies. The Funds may buy or write options contracts for any number of reasons, including without limitation: to manage the Funds' exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Funds' overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Funds may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When a Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When a Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Funds are subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Funds are subject to counterparty risk.
Lincoln Nasdaq-100 Buffer Funds–27

Lincoln Nasdaq-100 Buffer Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
During the period March 18, 2022* through June 30, 2022 for the Lincoln Nasdaq-100 Buffer Fund Mar and during the six months ended June 30, 2022, for the Lincoln Nasdaq-100 Buffer Fund Jun, Lincoln Nasdaq-100 Buffer Fund Sep, Lincoln Nasdaq-100 Buffer Fund Dec, used options contracts to adjust the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities and to receive premiums for writing options.
Fair values of derivative instruments as of June 30, 2022 were as follows:
Lincoln Nasdaq-100 Buffer Fund Mar
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Investments, at value	$1,403,856	Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(290,737)
Total		$1,403,856		$(290,737)
The effect of derivative instruments on the Statements of Operations for the period March 18, 2022* through June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$—	$ 19,265
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	—	(70,270)
Total		$—	$(51,005)
Fair values of derivative instruments as of June 30, 2022 were as follows:
Lincoln Nasdaq-100 Buffer Fund Jun
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$1,393,438	Unaffiliated Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(241,940)
Total		$1,393,438		$(241,940)
Lincoln Nasdaq-100 Buffer Funds–28

Lincoln Nasdaq-100 Buffer Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$45,899	$(40,480)
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(9,318)	63,824
Total		$36,581	$ 23,344
Fair values of derivative instruments as of June 30, 2022 were as follows:
Lincoln Nasdaq-100 Buffer Fund Sep
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Investments, at value	$1,508,831	Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(331,103)
Total		$1,508,831		$(331,103)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$—	$ 92,599
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	—	(122,331)
Total		$—	$ (29,732)
Lincoln Nasdaq-100 Buffer Funds–29

Lincoln Nasdaq-100 Buffer Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2022 were as follows:
Lincoln Nasdaq-100 Buffer Fund Dec
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Investments, at value	$2,044,043	Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(519,992)
Total		$2,044,043		$(519,992)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$(32,871)	$ 162,984
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(30,583)	(209,805)
Total		$(63,454)	$ (46,821)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
	Options Contracts (Average Value)	Options Contracts (Average Value)
Lincoln Nasdaq-100 Buffer Fund Mar March 18, 2022*	$ 766,810	$134,810
Lincoln Nasdaq-100 Buffer Fund Jun	1,300,946	131,338
Lincoln Nasdaq-100 Buffer Fund Sep	1,376,951	193,659
Lincoln Nasdaq-100 Buffer Fund Dec	1,882,651	323,557
* Date of commencement of operations.
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
Lincoln Nasdaq-100 Buffer Funds–30

Lincoln Nasdaq-100 Buffer Funds
Notes to Financial Statements (continued)
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
Lincoln Nasdaq-100 Buffer Funds–31

Lincoln Nasdaq-100 Buffer Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Lincoln Nasdaq-100 Buffer Funds–32

Lincoln S&P 500 Buffer Funds
Lincoln S&P 500 Buffer Fund Feb
Lincoln S&P 500 Buffer Fund May
Lincoln S&P 500 Buffer Fund Aug
Lincoln S&P 500 Buffer Fund Nov
Lincoln S&P 500 Ultra Buffer Funds
Lincoln S&P 500 Ultra Buffer Fund Feb
Lincoln S&P 500 Ultra Buffer Fund May
Lincoln S&P 500 Ultra Buffer Fund Aug
Lincoln S&P 500 Ultra Buffer Fund Nov
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

Lincoln S&P 500 Buffer Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Lincoln S&P 500 Buffer Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Lincoln S&P 500 Buffer Fund Feb
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22
Actual*
Standard Class Shares	$1,000.00	$926.00	0.58%	$2.04
Service Class Shares	1,000.00	924.80	0.93%	3.26
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,020.90	0.58%	$2.91
Service Class Shares	1,000.00	1,018.50	0.93%	4.65

*	The Fund commenced operations on February 18, 2022. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 133/365 (to reflect the actual since inception).
**	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Lincoln S&P 500 Buffer Fund May
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$912.30	0.58%	$2.75
Service Class Shares	1,000.00	910.80	0.93%	4.41
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.80	0.58%	$2.91
Service Class Shares	1,000.00	1,020.20	0.93%	4.66

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Lincoln S&P 500 Buffer Funds–1

Lincoln S&P 500 Buffer Fund
Disclosure
OF FUND EXPENSES (unaudited) (continued)
Lincoln S&P 500 Buffer Fund Aug
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$911.90	0.58%	$2.75
Service Class Shares	1,000.00	910.30	0.93%	4.40
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.00	0.58%	$2.91
Service Class Shares	1,000.00	1,020.20	0.93%	4.66

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Lincoln S&P 500 Buffer Fund Nov
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$891.20	0.58%	$2.72
Service Class Shares	1,000.00	889.70	0.93%	4.36
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.80	0.58%	$2.91
Service Class Shares	1,000.00	1,020.20	0.93%	4.66

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
Lincoln S&P 500 Buffer Funds–2

Lincoln S&P 500 Ultra Buffer Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
Lincoln S&P 500 Ultra Buffer Fund Feb
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22
Actual*
Standard Class Shares	$1,000.00	$957.30	0.58%	$2.07
Service Class Shares	1,000.00	956.10	0.93%	3.31
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,020.90	0.58%	$2.91
Service Class Shares	1,000.00	1,018.50	0.93%	4.65

*	The Fund commenced operations on February 18, 2022. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 133/365 (to reflect the actual since inception).
**	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Lincoln S&P 500 Ultra Buffer Fund May
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$950.00	0.58%	$2.80
Service Class Shares	1,000.00	948.30	0.93%	4.49
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.90	0.58%	$2.91
Service Class Shares	1,000.00	1,020.20	0.93%	4.66

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Lincoln S&P 500 Ultra Buffer Fund Aug
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$961.70	0.58%	$2.82
Service Class Shares	1,000.00	960.10	0.93%	4.52
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.60	0.58%	$2.91
Service Class Shares	1,000.00	1,020.20	0.93%	4.66

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Lincoln S&P 500 Ultra Buffer Fund Nov
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$944.90	0.58%	$2.80
Service Class Shares	1,000.00	943.30	0.93%	4.48
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.90	0.58%	$2.91
Service Class Shares	1,000.00	1,020.20	0.93%	4.66

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

Lincoln S&P 500 Buffer Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Lincoln S&P 500 Buffer Fund Feb
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	45.99%
Investment Company	45.99%
Equity Fund	45.99%
Unaffiliated Investments	62.30%
Investment Company	3.14%
Money Market Fund	3.14%
Options Purchased	59.16%
Centrally Cleared	59.16%
Call Options Purchased	44.44%
Put Option Purchased	14.72%
Total Investments	108.29%
Options Written	(7.60%)
Centrally Cleared	(7.60%)
Call Options Written	(0.26%)
Put Option Written	(7.34%)
Liabilities Net of Receivables and Other Assets	(0.69%)
Total Net Assets	100.00%
Lincoln S&P 500 Buffer Fund May
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	48.23%
Investment Company	48.23%
Equity Fund	48.23%
Unaffiliated Investments	59.31%
Investment Company	3.65%
Money Market Fund	3.65%
Options Purchased	55.66%
Over-The-Counter	55.66%
Call Options Purchased	46.21%
Put Option Purchased	9.45%
Total Investments	107.54%
Options Written	(6.78%)
Over-The-Counter	(6.78%)
Call Options Written	(1.56%)
Put Option Written	(5.22%)
Liabilities Net of Receivables and Other Assets	(0.76%)
Total Net Assets	100.00%
Lincoln S&P 500 Buffer Fund Aug
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	44.16%
Investment Company	44.16%
Equity Fund	44.16%
Unaffiliated Investments	61.57%
Investment Company	3.18%
Money Market Fund	3.18%
Options Purchased	58.39%
Centrally Cleared	58.39%
Call Options Purchased	42.83%
Put Option Purchased	15.56%
Total Investments	105.73%
Options Written	(4.88%)
Centrally Cleared	(4.88%)
Call Options Written	0.00%
Put Option Written	(4.88%)
Liabilities Net of Receivables and Other Assets	(0.85%)
Total Net Assets	100.00%
Lincoln S&P 500 Buffer Fund Nov
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	44.58%
Investment Company	44.58%
Equity Fund	44.58%
Unaffiliated Investments	66.78%
Investment Company	2.32%
Money Market Fund	2.32%
Options Purchased	64.46%
Centrally Cleared	64.46%
Call Options Purchased	43.01%
Put Option Purchased	21.45%
Total Investments	111.36%
Options Written	(10.02%)
Centrally Cleared	(10.02%)
Call Options Written	(0.03%)
Put Option Written	(9.99%)
Liabilities Net of Receivables and Other Assets	(1.34%)
Total Net Assets	100.00%

Lincoln S&P 500 Buffer Funds–4

Lincoln S&P 500 Ultra Buffer Funds
Security Type/Sector Allocations (unaudited) (continued)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Lincoln S&P 500 Ultra Buffer Fund Feb
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	44.04%
Investment Company	44.04%
Equity Fund	44.04%
Unaffiliated Investments	60.83%
Investment Company	4.21%
Money Market Fund	4.21%
Options Purchased	56.62%
Centrally Cleared	56.62%
Call Options Purchased	42.54%
Put Option Purchased	14.08%
Total Investments	104.87%
Options Written	(4.20%)
Centrally Cleared	(4.20%)
Call Options Written	(0.54%)
Put Option Written	(3.66%)
Liabilities Net of Receivables and Other Assets	(0.67%)
Total Net Assets	100.00%
Lincoln S&P 500 Ultra Buffer Fund May
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	47.76%
Investment Company	47.76%
Equity Fund	47.76%
Unaffiliated Investments	59.00%
Investment Company	3.62%
Money Market Fund	3.62%
Options Purchased	55.38%
Over-The-Counter	55.38%
Call Options Purchased	45.98%
Put Option Purchased	9.40%
Total Investments	106.76%
Options Written	(6.02%)
Over-The-Counter	(6.02%)
Call Options Written	(3.00%)
Put Option Written	(3.02%)
Liabilities Net of Receivables and Other Assets	(0.74%)
Total Net Assets	100.00%
Lincoln S&P 500 Ultra Buffer Fund Aug
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	42.72%
Investment Company	42.72%
Equity Fund	42.72%
Unaffiliated Investments	59.33%
Investment Company	2.88%
Money Market Fund	2.88%
Options Purchased	56.45%
Centrally Cleared	56.45%
Call Options Purchased	41.41%
Put Option Purchased	15.04%
Total Investments	102.05%
Options Written	(1.17%)
Centrally Cleared	(1.17%)
Call Options Written	(0.01%)
Put Option Written	(1.16%)
Liabilities Net of Receivables and Other Assets	(0.88%)
Total Net Assets	100.00%
Lincoln S&P 500 Ultra Buffer Fund Nov
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	41.13%
Investment Company	41.13%
Equity Fund	41.13%
Unaffiliated Investments	64.11%
Investment Company	3.08%
Money Market Fund	3.08%
Options Purchased	61.03%
Centrally Cleared	61.03%
Call Options Purchased	40.72%
Put Option Purchased	20.31%
Total Investments	105.24%
Options Written	(4.25%)
Centrally Cleared	(4.25%)
Call Options Written	(0.05%)
Put Option Written	(4.20%)
Liabilities Net of Receivables and Other Assets	(0.99%)
Total Net Assets	100.00%

Lincoln S&P 500 Buffer Funds–5

Lincoln S&P 500 Buffer Fund Feb
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–45.99%
INVESTMENT COMPANY–45.99%
Equity Fund–45.99%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	43,810	$ 1,053,752
Total Affiliated Investment (Cost $1,191,268)		1,053,752
UNAFFILIATED INVESTMENTS–62.30%
INVESTMENT COMPANY–3.14%
Money Market Fund–3.14%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	71,968	71,968
Total Investment Company (Cost $71,968)		71,968

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–59.16%
CENTRALLY CLEARED–59.16%
Call Options–44.44%
S&P 500 Mini Index Strike price $10.88, expiration date 2/17/23, notional amount $30,464	28	$ 1,018,504
Put Options–14.72%
S&P 500 Mini Index Strike price $434.91, expiration date 2/17/23, notional amount $2,435,496	56	337,251
Total Options Purchased (Cost $1,379,427)		1,355,755
Total Unaffiliated Investments (Cost $1,451,395)		1,427,723

TOTAL INVESTMENTS–108.29% (Cost $2,642,663)	2,481,475

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(7.60)%
CENTRALLY CLEARED–(7.60)%
Call Options–(0.26)%
S&P 500 Mini Index Strike price $492.30, expiration date 2/17/23, notional amount $(2,756,880)	(56)	(5,915)
Put Options–(7.34)%
S&P 500 Mini Index Strike price $382.71, expiration date 2/17/23, notional amount $(2,143,176)	(56)	(168,285)
Total Options Written (Premiums received $(181,718))		(174,200)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.69%)		(15,715)
NET ASSETS APPLICABLE TO 247,791 SHARES OUTSTANDING–100.00%		$2,291,560

✧✧ Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–6

Lincoln S&P 500 Buffer Fund May
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–48.23%
INVESTMENT COMPANY–48.23%
Equity Fund–48.23%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	58,415	$ 1,405,064
Total Affiliated Investment (Cost $1,553,958)		1,405,064
UNAFFILIATED INVESTMENTS–59.31%
INVESTMENT COMPANY–3.65%
Money Market Fund–3.65%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	106,274	106,274
Total Investment Company (Cost $106,274)		106,274

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–55.66%
OVER-THE-COUNTER–55.66%
Call Options–46.21%
S&P 500 Mini Index Strike price $9.77, expiration date 5/19/23, notional amount $36,149	37	$ 1,346,418
Put Options–9.45%
S&P 500 Mini Index Strike price $390.15, expiration date 5/19/23, notional amount $2,887,110	74	275,413
Total Options Purchased (Cost $1,655,183)		1,621,831
Total Unaffiliated Investments (Cost $1,761,457)		1,728,105

TOTAL INVESTMENTS–107.54% (Cost $3,315,415)	3,133,169

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(6.78)%
OVER-THE-COUNTER–(6.78)%
Call Options–(1.56)%
S&P 500 Mini Index Strike price $459.80, expiration date 5/19/23, notional amount $(3,402,520)	(74)	(45,434)
Put Options–(5.22)%
S&P 500 Mini Index Strike price $343.32, expiration date 5/19/23, notional amount $(2,540,568)	(74)	(152,141)
Total Options Written (Premiums received $(230,949))		(197,575)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.76%)		(22,028)
NET ASSETS APPLICABLE TO 301,732 SHARES OUTSTANDING–100.00%		$2,913,566

✧✧ Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–7

Lincoln S&P 500 Buffer Fund Aug
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–44.16%
INVESTMENT COMPANY–44.16%
Equity Fund–44.16%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	47,059	$ 1,131,906
Total Affiliated Investment (Cost $1,350,471)		1,131,906
UNAFFILIATED INVESTMENTS–61.57%
INVESTMENT COMPANY–3.18%
Money Market Fund–3.18%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	81,396	81,396
Total Investment Company (Cost $81,396)		81,396

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–58.39%
CENTRALLY CLEARED–58.39%
Call Options–42.83%
S&P 500 Mini Index Strike price $11.11, expiration date 8/19/22, notional amount $33,330	30	$ 1,097,802
Put Options–15.56%
S&P 500 Mini Index Strike price $444.17, expiration date 8/19/22, notional amount $2,665,020	60	398,864
Total Options Purchased (Cost $1,481,550)		1,496,666
Total Unaffiliated Investments (Cost $1,562,946)		1,578,062

TOTAL INVESTMENTS–105.73% (Cost $2,913,417)	2,709,968

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(4.88)%
CENTRALLY CLEARED–(4.88)%
Call Options–(0.00)%
S&P 500 Mini Index Strike price $489.69, expiration date 8/19/22, notional amount $(2,938,140)	(60)	(125)
Put Options–(4.88)%
S&P 500 Mini Index Strike price $390.86, expiration date 8/19/22, notional amount $(2,345,160)	(60)	(125,078)
Total Options Written (Premiums received $(169,304))		(125,203)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.85%)		(21,590)
NET ASSETS APPLICABLE TO 273,993 SHARES OUTSTANDING–100.00%		$2,563,175

✧✧ Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–8

Lincoln S&P 500 Buffer Fund Nov
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–44.58%
INVESTMENT COMPANY–44.58%
Equity Fund–44.58%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	50,191	$ 1,207,256
Total Affiliated Investment (Cost $1,464,404)		1,207,256
UNAFFILIATED INVESTMENTS–66.78%
INVESTMENT COMPANY–2.32%
Money Market Fund–2.32%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	62,724	62,724
Total Investment Company (Cost $62,724)		62,724

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–64.46%
CENTRALLY CLEARED–64.46%
Call Options–43.01%
S&P 500 Mini Index Strike price $11.75, expiration date 11/18/22, notional amount $37,600	32	$ 1,164,691
Put Options–21.45%
S&P 500 Mini Index Strike price $469.81, expiration date 11/18/22, notional amount $3,006,784	64	580,913
Total Options Purchased (Cost $1,677,680)		1,745,604
Total Unaffiliated Investments (Cost $1,740,404)		1,808,328

TOTAL INVESTMENTS–111.36% (Cost $3,204,808)	3,015,584

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(10.02)%
CENTRALLY CLEARED–(10.02)%
Call Options–(0.03)%
S&P 500 Mini Index Strike price $520.60, expiration date 11/18/22, notional amount $(3,331,840)	(64)	(671)
Put Options–(9.99)%
S&P 500 Mini Index Strike price $413.42, expiration date 11/18/22, notional amount $(2,645,888)	(64)	(270,639)
Total Options Written (Premiums received $(205,465))		(271,310)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.34%)		(36,397)
NET ASSETS APPLICABLE TO 303,240 SHARES OUTSTANDING–100.00%		$2,707,877

✧✧ Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–9

Lincoln S&P 500 Ultra Buffer Fund Feb
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–44.04%
INVESTMENT COMPANY–44.04%
Equity Fund–44.04%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	43,844	$ 1,054,587
Total Affiliated Investment (Cost $1,196,467)		1,054,587
UNAFFILIATED INVESTMENTS–60.83%
INVESTMENT COMPANY–4.21%
Money Market Fund–4.21%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	100,842	100,842
Total Investment Company (Cost $100,842)		100,842

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–56.62%
CENTRALLY CLEARED–56.62%
Call Options–42.54%
S&P 500 Mini Index Strike price $10.87, expiration date 2/17/23, notional amount $30,436	28	$ 1,018,531
Put Options–14.08%
S&P 500 Mini Index Strike price $434.90, expiration date 2/17/23, notional amount $2,435,440	56	337,210
Total Options Purchased (Cost $1,384,764)		1,355,741
Total Unaffiliated Investments (Cost $1,485,606)		1,456,583

TOTAL INVESTMENTS–104.87% (Cost $2,682,073)	2,511,170

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(4.20)%
CENTRALLY CLEARED–(4.20)%
Call Options–(0.54)%
S&P 500 Mini Index Strike price $469.47, expiration date 2/17/23, notional amount $(2,629,032)	(56)	(12,829)
Put Options–(3.66)%
S&P 500 Mini Index Strike price $339.22, expiration date 2/17/23, notional amount $(1,899,632)	(56)	(87,713)
Total Options Written (Premiums received $(177,458))		(100,542)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.67%)		(15,996)
NET ASSETS APPLICABLE TO 250,461 SHARES OUTSTANDING–100.00%		$2,394,632

✧✧ Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–10

Lincoln S&P 500 Ultra Buffer Fund May
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–47.76%
INVESTMENT COMPANY–47.76%
Equity Fund–47.76%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	59,723	$ 1,436,524
Total Affiliated Investment (Cost $1,582,895)		1,436,524
UNAFFILIATED INVESTMENTS–59.00%
INVESTMENT COMPANY–3.62%
Money Market Fund–3.62%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	108,825	108,825
Total Investment Company (Cost $108,825)		108,825

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–55.38%
OVER-THE-COUNTER–55.38%
Call Options–45.98%
S&P 500 Mini Index Strike price $9.75, expiration date 5/19/23, notional amount $37,050	38	$ 1,382,883
Put Options–9.40%
S&P 500 Mini Index Strike price $390.14, expiration date 5/19/23, notional amount $2,965,064	76	282,822
Total Options Purchased (Cost $1,700,541)		1,665,705
Total Unaffiliated Investments (Cost $1,809,366)		1,774,530

TOTAL INVESTMENTS–106.76% (Cost $3,392,261)	3,211,054

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(6.02)%
OVER-THE-COUNTER–(6.02)%
Call Options–(3.00)%
S&P 500 Mini Index Strike price $434.57, expiration date 5/19/23, notional amount $(3,302,732)	(76)	(90,370)
Put Options–(3.02)%
S&P 500 Mini Index Strike price $304.31, expiration date 5/19/23, notional amount $(2,312,756)	(76)	(90,742)
Total Options Written (Premiums received $(240,204))		(181,112)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.74%)		(22,220)
NET ASSETS APPLICABLE TO 309,518 SHARES OUTSTANDING–100.00%		$3,007,722

✧✧ Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–11

Lincoln S&P 500 Ultra Buffer Fund Aug
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–42.72%
INVESTMENT COMPANY–42.72%
Equity Fund–42.72%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	43,951	$ 1,057,157
Total Affiliated Investment (Cost $1,251,638)		1,057,157
UNAFFILIATED INVESTMENTS–59.33%
INVESTMENT COMPANY–2.88%
Money Market Fund–2.88%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	71,136	71,136
Total Investment Company (Cost $71,136)		71,136

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–56.45%
CENTRALLY CLEARED–56.45%
Call Options–41.41%
S&P 500 Mini Index Strike price $11.10, expiration date 8/19/22, notional amount $31,080	28	$ 1,024,644
Put Options–15.04%
S&P 500 Mini Index Strike price $444.16, expiration date 8/19/22, notional amount $2,487,296	56	372,218
Total Options Purchased (Cost $1,378,939)		1,396,862
Total Unaffiliated Investments (Cost $1,450,075)		1,467,998

TOTAL INVESTMENTS–102.05% (Cost $2,701,713)	2,525,155

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(1.17)%
CENTRALLY CLEARED–(1.17)%
Call Options–(0.01)%
S&P 500 Mini Index Strike price $469.43, expiration date 8/19/22, notional amount $(2,628,808)	(56)	(281)
Put Options–(1.16)%
S&P 500 Mini Index Strike price $346.45, expiration date 8/19/22, notional amount $(1,940,120)	(56)	(28,566)
Total Options Written (Premiums received $(143,100))		(28,847)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.88%)		(21,916)
NET ASSETS APPLICABLE TO 255,449 SHARES OUTSTANDING–100.00%		$2,474,392

✧✧ Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–12

Lincoln S&P 500 Ultra Buffer Fund Nov
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–41.13%
INVESTMENT COMPANY–41.13%
Equity Fund–41.13%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	64,192	$ 1,544,017
Total Affiliated Investment (Cost $1,849,541)		1,544,017
UNAFFILIATED INVESTMENTS–64.11%
INVESTMENT COMPANY–3.08%
Money Market Fund–3.08%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	115,529	115,529
Total Investment Company (Cost $115,529)		115,529

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–61.03%
CENTRALLY CLEARED–61.03%
Call Options–40.72%
S&P 500 Mini Index Strike price $11.74, expiration date 11/18/22, notional amount $49,308	42	$ 1,528,698
Put Options–20.31%
S&P 500 Mini Index Strike price $469.80, expiration date 11/18/22, notional amount $3,946,320	84	762,368
Total Options Purchased (Cost $2,189,798)		2,291,066
Total Unaffiliated Investments (Cost $2,305,327)		2,406,595

TOTAL INVESTMENTS–105.24% (Cost $4,154,868)	3,950,612

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(4.25)%
CENTRALLY CLEARED–(4.25)%
Call Options–(0.05)%
S&P 500 Mini Index Strike price $497.98, expiration date 11/18/22, notional amount $(4,183,032)	(84)	(1,918)
Put Options–(4.20)%
S&P 500 Mini Index Strike price $366.44, expiration date 11/18/22, notional amount $(3,078,096)	(84)	(157,472)
Total Options Written (Premiums received $(230,295))		(159,390)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.99%)		(37,437)
NET ASSETS APPLICABLE TO 398,196 SHARES OUTSTANDING–100.00%		$3,753,785

✧✧ Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–13

Lincoln S&P 500 Buffer Funds
Statements of Assets and Liabilities
June 30, 2022 (unaudited)
	Lincoln S&P 500 Buffer Fund Feb	Lincoln S&P 500 Buffer Fund May	Lincoln S&P 500 Buffer Fund Aug	Lincoln S&P 500 Buffer Fund Nov	Lincoln S&P 500 Ultra Buffer Fund Feb	Lincoln S&P 500 Ultra Buffer Fund May	Lincoln S&P 500 Ultra Buffer Fund Aug	Lincoln S&P 500 Ultra Buffer Fund Nov
ASSETS:
Unaffiliated investments, at value	$1,427,723	$1,728,105	$1,578,062	$1,808,328	$1,456,583	$1,774,530	$1,467,998	$2,406,595
Affiliated investments, at value	1,053,752	1,405,064	1,131,906	1,207,256	1,054,587	1,436,524	1,057,157	1,544,017
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	8,369	8,646	8,321	7,025	8,362	8,548	8,199	7,059
Dividends and interest receivable	49	71	77	62	69	75	63	92
Prepaid expenses	1	6	6	5	1	7	5	6
Receivable for securities sold	—	17	—	—	—	17	—	—
TOTAL ASSETS	2,489,894	3,141,909	2,718,372	3,022,676	2,519,602	3,219,701	2,533,422	3,957,769
LIABILITIES:
Options written, at value	174,200	197,575	125,203	271,310	100,542	181,112	28,847	159,390
Other accrued expenses payable	22,603	28,813	28,257	40,110	22,856	28,896	28,542	40,013
Due to manager and affiliates	1,525	1,938	1,725	3,360	1,564	1,951	1,632	3,992
Payable for fund shares redeemed	6	17	12	19	8	20	9	589
TOTAL LIABILITIES	198,334	228,343	155,197	314,799	124,970	211,979	59,030	203,984
TOTAL NET ASSETS	$2,291,560	$2,913,566	$2,563,175	$2,707,877	$2,394,632	$3,007,722	$2,474,392	$3,753,785
Unaffiliated investments, at cost	$1,451,395	$1,761,457	$1,562,946	$1,740,404	$1,485,606	$1,809,366	$1,450,075	$2,305,327
Affiliated investments, at cost	1,191,268	1,553,958	1,350,471	1,464,404	1,196,467	1,582,895	1,251,638	1,849,541
Options written, premiums received	(181,718)	(230,949)	(169,304)	(205,465)	(177,458)	(240,204)	(143,100)	(230,295)
Standard Class:
Net Assets	$ 9,260	$ 9,778	$ 9,480	$ 9,004	$ 9,573	$ 9,850	$ 9,824	$ 9,503
Shares Outstanding	1,000	1,011	1,011	1,006	1,000	1,012	1,012	1,006
Net Asset Value Per Share	$ 9.260	$ 9.673[1]	$ 9.372[1]	$ 8.945[1]	$ 9.573	$ 9.737[1]	$ 9.703[1]	$ 9.443[1]
Service Class:
Net Assets	$2,282,300	$2,903,788	$2,553,695	$2,698,873	$2,385,059	$2,997,872	$2,464,568	$3,744,282
Shares Outstanding	246,791	300,721	272,982	302,234	249,461	308,506	254,437	397,190
Net Asset Value Per Share	$ 9.248	$ 9.656	$ 9.355	$ 8.930	$ 9.561	$ 9.717	$ 9.686	$ 9.427
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$2,462,748	$3,027,593	$2,741,261	$2,996,546	$2,496,279	$3,090,691	$2,546,440	$3,936,778
Distributable earnings/(accumulated loss)	(171,188)	(114,027)	(178,086)	(288,669)	(101,647)	(82,969)	(72,048)	(182,993)
TOTAL NET ASSETS	$2,291,560	$2,913,566	$2,563,175	$2,707,877	$2,394,632	$3,007,722	$2,474,392	$3,753,785

[1]	Net Asset Value Per Share does not recalculate exactly, due to rounding.
Lincoln S&P 500 Buffer Funds–14

See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–15

Lincoln S&P 500 Buffer Funds
Statements of Operations
Six Months Ended June 30, 2022 (unaudited)
	Lincoln S&P 500 Buffer Fund Feb	Lincoln S&P 500 Buffer Fund May	Lincoln S&P 500 Buffer Fund Aug	Lincoln S&P 500 Buffer Fund Nov	Lincoln S&P 500 Ultra Buffer Fund Feb	Lincoln S&P 500 Ultra Buffer Fund May	Lincoln S&P 500 Ultra Buffer Fund Aug	Lincoln S&P 500 Ultra Buffer Fund Nov
	2/18/22 *				2/18/22 *
	to 06/30/22				to 06/30/22
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 113	$ 136	$ 146	$ 179	$ 125	$ 158	$ 122	$ 204
EXPENSES:
Professional fees	17,043	20,107	20,470	25,997	16,954	19,566	19,202	27,524
Accounting and administration expenses	14,090	21,991	21,995	20,217	14,091	21,983	21,977	20,237
Management fees	4,544	7,231	7,302	7,093	4,611	6,803	6,236	8,693
Reports and statements to shareholders	3,687	4,130	3,599	4,622	3,667	4,119	3,313	4,968
Distribution fees-Service Class	2,879	4,583	4,629	4,497	2,922	4,312	3,951	5,515
Pricing fees	1,361	1,049	1,049	906	1,361	1,049	1,049	906
Index fees	1,003	2,377	2,690	2,520	1,001	2,230	2,378	2,642
Consulting fees	423	1,493	1,494	1,210	423	1,493	1,493	1,210
Shareholder servicing fees	240	381	385	374	243	359	329	458
Custodian fees	182	285	247	5,024	182	259	192	5,024
Trustees’ fees and expenses	24	38	39	113	24	35	33	114
Other	1,676	1,644	1,489	1,731	1,673	1,610	1,440	1,788
	47,152	65,309	65,388	74,304	47,152	63,818	61,593	79,079
Less:
Management fees waived	(991)	(1,578)	(1,593)	(1,548)	(1,006)	(1,484)	(1,360)	(1,897)
Expenses reimbursed	(38,489)	(51,522)	(51,465)	(60,779)	(38,361)	(50,848)	(49,706)	(62,501)
Total operating expenses	7,672	12,209	12,330	11,977	7,785	11,486	10,527	14,681
NET INVESTMENT LOSS	(7,559)	(12,073)	(12,184)	(11,798)	(7,660)	(11,328)	(10,405)	(14,477)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(4,323)	(10,267)	(2,562)	(10,558)	—	(5,357)	—	(16,702)
Options purchased	—	—	—	—	—	—	—	(15,678)
Options written	(5,636)	52,958	(5,716)	(11,584)	—	53,880	—	(3,108)
Net realized gain (loss)	(9,959)	42,691	(8,278)	(22,142)	0	48,523	0	(35,488)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(137,516)	(280,008)	(280,984)	(259,265)	(141,880)	(274,398)	(248,364)	(309,100)
Options purchased	(23,672)	(75,916)	(422)	72,805	(29,023)	(75,858)	3,860	106,374
Options written	7,518	80,620	50,088	(77,673)	76,916	178,677	160,277	69,569
Net change in unrealized appreciation (depreciation)	(153,670)	(275,304)	(231,318)	(264,133)	(93,987)	(171,579)	(84,227)	(133,157)
NET REALIZED AND UNREALIZED LOSS	(163,629)	(232,613)	(239,596)	(286,275)	(93,987)	(123,056)	(84,227)	(168,645)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(171,188)	$(244,686)	$(251,780)	$(298,073)	$(101,647)	$(134,384)	$ (94,632)	$(183,122)

Lincoln S&P 500 Buffer Funds–16

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–17

Lincoln S&P 500 Buffer Funds
Statements of Changes in Net Assets
	Lincoln S&P 500 Buffer Fund Feb	Lincoln S&P 500 Buffer Fund May		Lincoln S&P 500 Buffer Fund Aug		Lincoln S&P 500 Buffer Fund Nov
	2/18/22 * to 6/30/22 (unaudited)	Six Months Ended 6/30/22 (unaudited)	5/21/21 * to 12/31/21	Six Months Ended 6/30/22 (unaudited)	8/20/21 * to 12/31/21	Six Months Ended 6/30/22 (unaudited)	11/19/21 * to 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (7,559)	$ (12,073)	$ 2,227	$ (12,184)	$ 7,009	$ (11,798)	$ 10,784
Net realized gain (loss)	(9,959)	42,691	18,796	(8,278)	18,150	(22,142)	2,247
Net change in unrealized appreciation (depreciation)	(153,670)	(275,304)	126,432	(231,318)	71,971	(264,133)	9,064
Net increase (decrease) in net assets resulting from operations	(171,188)	(244,686)	147,455	(251,780)	97,130	(298,073)	22,095
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	—	(115)	—	(118)	—	(64)
Service Class	—	—	(22,749)	—	(27,132)	—	(13,556)
	—	—	(22,864)	—	(27,250)	—	(13,620)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,000	—	10,000	—	10,000	—	10,000
Service Class	2,696,863	805,607	2,456,086	275,246	2,577,285	831,417	2,266,869
Reinvestment of dividends and distributions:
Standard Class	—	—	115	—	118	—	64
Service Class	—	—	22,749	—	27,132	—	13,556
	2,706,863	805,607	2,488,950	275,246	2,614,535	831,417	2,290,489
Cost of shares redeemed:
Service Class	(244,115)	(240,270)	(20,626)	(144,022)	(684)	(124,405)	(26)
	(244,115)	(240,270)	(20,626)	(144,022)	(684)	(124,405)	(26)
Increase in net assets derived from capital share transactions	2,462,748	565,337	2,468,324	131,224	2,613,851	707,012	2,290,463
NET INCREASE (DECREASE) IN NET ASSETS	2,291,560	320,651	2,592,915	(120,556)	2,683,731	408,939	2,298,938
NET ASSETS:
Beginning of period	—	2,592,915	—	2,683,731	—	2,298,938	—
End of period	$2,291,560	$2,913,566	$2,592,915	$2,563,175	$2,683,731	$2,707,877	$2,298,938

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–18

Lincoln S&P 500 Buffer Funds
Statements of Changes in Net Assets (continued)
	Lincoln S&P 500 Ultra Buffer Fund Feb	Lincoln S&P 500 Ultra Buffer Fund May		Lincoln S&P 500 Ultra Buffer Fund Aug		Lincoln S&P 500 Ultra Buffer Fund Nov
	2/18/22 * to 6/30/22 (unaudited)	Six Months Ended 6/30/22 (unaudited)	5/21/21 * to 12/31/21	Six Months Ended 6/30/22 (unaudited)	8/20/21 * to 12/31/21	Six Months Ended 6/30/22 (unaudited)	11/19/21 * to 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (7,660)	$ (11,328)	$ 2,110	$ (10,405)	$ 6,108	$ (14,477)	$ 10,778
Net realized gain (loss)	—	48,523	18,702	—	17,281	(35,488)	2,248
Net change in unrealized appreciation (depreciation)	(93,987)	(171,579)	49,464	(84,227)	21,922	(133,157)	(194)
Net increase (decrease) in net assets resulting from operations	(101,647)	(134,384)	70,276	(94,632)	45,311	(183,122)	12,832
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	—	(119)	—	(125)	—	(62)
Service Class	—	—	(22,513)	—	(25,209)	—	(13,572)
	—	—	(22,632)	—	(25,334)	—	(13,634)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,000	—	10,000	—	10,000	—	10,000
Service Class	2,546,290	992,898	2,326,999	273,964	2,240,000	1,807,884	2,339,679
Reinvestment of dividends and distributions:
Standard Class	—	—	119	—	125	—	62
Service Class	—	—	22,513	—	25,209	—	13,572
	2,556,290	992,898	2,359,631	273,964	2,275,334	1,807,884	2,363,313
Cost of shares redeemed:
Service Class	(60,011)	(237,601)	(20,466)	(251)	—	(233,488)	—
	(60,011)	(237,601)	(20,466)	(251)	—	(233,488)	—
Increase in net assets derived from capital share transactions	2,496,279	755,297	2,339,165	273,713	2,275,334	1,574,396	2,363,313
NET INCREASE (DECREASE) IN NET ASSETS	2,394,632	620,913	2,386,809	179,081	2,295,311	1,391,274	2,362,511
NET ASSETS:
Beginning of period	—	2,386,809	—	2,295,311	—	2,362,511	—
End of period	$2,394,632	$3,007,722	$2,386,809	$2,474,392	$2,295,311	$3,753,785	$2,362,511

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–19

Lincoln S&P 500 Buffer Fund Feb
Financial Highlights
Selected data for each share of the Fund outstanding throughout the period were as follows:
	Lincoln S&P 500 Buffer Fund Feb
	Standard Class 2/18/22[1] to 6/30/22 (unaudited)	Service Class 2/18/22[1] to 6/30/22 (unaudited)

Net asset value, beginning of period	$ 10.000	$ 10.000
Income (loss) from investment operations:
Net investment (loss)[2]	(0.021)	(0.033)
Net realized and unrealized gain (loss)	(0.719)	(0.719)
Total from investment operations	(0.740)	(0.752)
Net asset value, end of period	$ 9.260	$ 9.248
Total return[3]	(7.40%)	(7.52%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 9	$ 2,282
Ratio of expenses to average net assets[4]	0.58%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	5.36%	5.71%
Ratio of net investment income (loss) to average net assets	(0.57%) [5]	(0.92%) [5]
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(5.35%) [5]	(5.70%) [5]
Portfolio turnover	224%	224%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–20

Lincoln S&P 500 Buffer Fund May
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Buffer Fund May Standard Class
	Six Months Ended 6/30/22[2] (unaudited)	5/21/21 [1] to 12/31/21

Net asset value, beginning of period	$ 10.603	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.027)	0.032
Net realized and unrealized gain (loss)	(0.903)	0.686
Total from investment operations	(0.930)	0.718
Less dividends and distributions from:
Net investment income	—	(0.115)
Total dividends and distributions	—	(0.115)
Net asset value, end of period	$ 9.673	$ 10.603
Total return[4]	(8.77%)	7.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 10	$ 11
Ratio of expenses to average net assets[5]	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	4.62%	5.54%
Ratio of net investment income (loss) to average net assets	(0.57%) [6]	0.50%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(4.61%) [6]	(4.46%)
Portfolio turnover	37%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–21

Lincoln S&P 500 Buffer Fund May
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Buffer Fund May Service Class
	Six Months Ended 6/30/22[2] (unaudited)	5/21/21 [1] to 12/31/21

Net asset value, beginning of period	$ 10.602	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.047)	0.010
Net realized and unrealized gain (loss)	(0.899)	0.686
Total from investment operations	(0.946)	0.696
Less dividends and distributions from:
Net investment income	—	(0.094)
Total dividends and distributions	—	(0.094)
Net asset value, end of period	$ 9.656	$ 10.602
Total return[4]	(8.92%)	6.96%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,904	$ 2,582
Ratio of expenses to average net assets[5]	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	4.97%	5.89%
Ratio of net investment income (loss) to average net assets	(0.92%) [6]	0.15%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(4.96%) [6]	(4.81%)
Portfolio turnover	37%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–22

Lincoln S&P 500 Buffer Fund Aug
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Buffer Fund Aug Standard Class
	Six Months Ended 6/30/22[2] (unaudited)	8/20/21 [1] to 12/31/21

Net asset value, beginning of period	$ 10.278	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.028)	0.043
Net realized and unrealized gain (loss)	(0.878)	0.353
Total from investment operations	(0.906)	0.396
Less dividends and distributions from:
Net investment income	—	(0.118)
Total dividends and distributions	—	(0.118)
Net asset value, end of period	$ 9.372	$ 10.278
Total return[4]	(8.81%)	3.96%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 9	$ 10
Ratio of expenses to average net assets[5]	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	4.58%	5.87%
Ratio of net investment income (loss) to average net assets	(0.57%) [6]	1.12%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(4.57%) [6]	(4.17%)
Portfolio turnover	23%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–23

Lincoln S&P 500 Buffer Fund Aug
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Buffer Fund Aug Service Class
	Six Months Ended 6/30/22[2] (unaudited)	8/20/21 [1] to 12/31/21

Net asset value, beginning of period	$ 10.277	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.045)	0.029
Net realized and unrealized gain (loss)	(0.877)	0.353
Total from investment operations	(0.922)	0.382
Less dividends and distributions from:
Net investment income	—	(0.105)
Total dividends and distributions	—	(0.105)
Net asset value, end of period	$ 9.355	$ 10.277
Total return[4]	(8.97%)	3.82%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,554	$ 2,673
Ratio of expenses to average net assets[5]	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	4.93%	6.22%
Ratio of net investment income (loss) to average net assets	(0.92%) [6]	0.77%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(4.92%) [6]	(4.52%)
Portfolio turnover	23%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–24

Lincoln S&P 500 Buffer Fund Nov
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Buffer Fund Nov Standard Class
	Six Months Ended 6/30/22[2] (unaudited)	11/19/21 [1] to 12/31/21

Net asset value, beginning of period	$ 10.037	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.025)	0.053
Net realized and unrealized gain (loss)	(1.067)	0.048
Total from investment operations	(1.092)	0.101
Less dividends and distributions from:
Net investment income	—	(0.064)
Total dividends and distributions	—	(0.064)
Net asset value, end of period	$ 8.945	$ 10.037
Total return[4]	(10.88%)	1.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 9	$ 10
Ratio of expenses to average net assets[5]	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	5.41%	12.43%
Ratio of net investment income (loss) to average net assets	(0.57%) [6]	4.36%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(5.40%) [6]	(7.47%)
Portfolio turnover	54%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–25

Lincoln S&P 500 Buffer Fund Nov
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Buffer Fund Nov Service Class
	Six Months Ended 6/30/22[2] (unaudited)	11/19/21 [1] to 12/31/21

Net asset value, beginning of period	$ 10.037	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.043)	0.050
Net realized and unrealized gain (loss)	(1.064)	0.047
Total from investment operations	(1.107)	0.097
Less dividends and distributions from:
Net investment income	—	(0.060)
Total dividends and distributions	—	(0.060)
Net asset value, end of period	$ 8.930	$ 10.037
Total return[4]	(11.03%)	0.97%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,699	$ 2,289
Ratio of expenses to average net assets[5]	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	5.76%	12.78%
Ratio of net investment income (loss) to average net assets	(0.92%) [6]	4.01%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(5.75%) [6]	(7.82%)
Portfolio turnover	54%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–26

Lincoln S&P 500 Ultra Buffer Fund Feb
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Ultra Buffer Fund Feb
	Standard Class 2/18/22[1] to 6/30/22 (unaudited)	Service Class 2/18/22[1] to 6/30/22 (unaudited)

Net asset value, beginning of period	$ 10.000	$ 10.000
Income (loss) from investment operations:
Net investment (loss)[2]	(0.020)	(0.033)
Net realized and unrealized gain (loss)	(0.407)	(0.406)
Total from investment operations	(0.427)	(0.439)
Net asset value, end of period	$ 9.573	$ 9.561
Total return[3]	(4.27%)	(4.39%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 10	$ 2,385
Ratio of expenses to average net assets[4]	0.58%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	5.28%	5.63%
Ratio of net investment income (loss) to average net assets	(0.57%) [5]	(0.92%) [5]
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(5.27%) [5]	(5.62%) [5]
Portfolio turnover	207%	207%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–27

Lincoln S&P 500 Ultra Buffer Fund May
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Ultra Buffer Fund May Standard Class
	Six Months Ended 6/30/22[2] (unaudited)	5/21/21 [1] to 12/31/21

Net asset value, beginning of period	$ 10.250	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.028)	0.032
Net realized and unrealized gain (loss)	(0.485)	0.337
Total from investment operations	(0.513)	0.369
Less dividends and distributions from:
Net investment income	—	(0.119)
Total dividends and distributions	—	(0.119)
Net asset value, end of period	$ 9.737	$ 10.250
Total return[4]	(5.00%)	3.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 10	$ 10
Ratio of expenses to average net assets[5]	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	4.81%	5.53%
Ratio of net investment income (loss) to average net assets	(0.57%) [6]	0.50%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(4.80%) [6]	(4.46%)
Portfolio turnover	23%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–28

Lincoln S&P 500 Ultra Buffer Fund May
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Ultra Buffer Fund May Service Class
	Six Months Ended 6/30/22[2] (unaudited)	5/21/21 [1] to 12/31/21

Net asset value, beginning of period	$ 10.247	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.046)	0.009
Net realized and unrealized gain (loss)	(0.484)	0.336
Total from investment operations	(0.530)	0.345
Less dividends and distributions from:
Net investment income	—	(0.098)
Total dividends and distributions	—	(0.098)
Net asset value, end of period	$ 9.717	$ 10.247
Total return[4]	(5.17%)	3.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,998	$ 2,376
Ratio of expenses to average net assets[5]	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	5.16%	5.88%
Ratio of net investment income (loss) to average net assets	(0.92%) [6]	0.15%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(5.15%) [6]	(4.81%)
Portfolio turnover	23%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–29

Lincoln S&P 500 Ultra Buffer Fund Aug
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Ultra Buffer Fund Aug Standard Class
	Six Months Ended 6/30/22[2] (unaudited)	8/20/21 [1] to 12/31/21

Net asset value, beginning of period	$ 10.089	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.025)	0.042
Net realized and unrealized gain (loss)	(0.361)	0.172
Total from investment operations	(0.386)	0.214
Less dividends and distributions from:
Net investment income	—	(0.125)
Total dividends and distributions	—	(0.125)
Net asset value, end of period	$ 9.703	$ 10.089
Total return[4]	(3.83%)	2.15%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 10	$ 10
Ratio of expenses to average net assets[5]	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	5.08%	6.25%
Ratio of net investment income (loss) to average net assets	(0.57%) [6]	1.09%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(5.07%) [6]	(4.58%)
Portfolio turnover	5%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–30

Lincoln S&P 500 Ultra Buffer Fund Aug
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Ultra Buffer Fund Aug Service Class
	Six Months Ended 6/30/22[2] (unaudited)	8/20/21 [1] to 12/31/21

Net asset value, beginning of period	$ 10.089	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.045)	0.027
Net realized and unrealized gain (loss)	(0.358)	0.175
Total from investment operations	(0.403)	0.202
Less dividends and distributions from:
Net investment income	—	(0.113)
Total dividends and distributions	—	(0.113)
Net asset value, end of period	$ 9.686	$ 10.089
Total return[4]	(3.99%)	2.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,465	$ 2,285
Ratio of expenses to average net assets[5]	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	5.43%	6.60%
Ratio of net investment income (loss) to average net assets	(0.92%) [6]	0.74%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(5.42%) [6]	(4.93%)
Portfolio turnover	5%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–31

Lincoln S&P 500 Ultra Buffer Fund Nov
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Ultra Buffer Fund Nov Standard Class
	Six Months Ended 6/30/22[2] (unaudited)	11/19/21 [1] to 12/31/21

Net asset value, beginning of period	$ 9.994	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.027)	0.054
Net realized and unrealized gain (loss)	(0.524)	0.002
Total from investment operations	(0.551)	0.056
Less dividends and distributions from:
Net investment income	—	(0.062)
Total dividends and distributions	—	(0.062)
Net asset value, end of period	$ 9.443	$ 9.994
Total return[4]	(5.51%)	0.56%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 10	$ 10
Ratio of expenses to average net assets[5]	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	4.65%	12.41%
Ratio of net investment income (loss) to average net assets	(0.57%) [6]	4.38%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(4.64%) [6]	(7.45%)
Portfolio turnover	61%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–32

Lincoln S&P 500 Ultra Buffer Fund Nov
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Ultra Buffer Fund Nov Service Class
	Six Months Ended 6/30/22[2] (unaudited)	11/19/21 [1] to 12/31/21

Net asset value, beginning of period	$ 9.994	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.044)	0.049
Net realized and unrealized gain (loss)	(0.523)	0.003
Total from investment operations	(0.567)	0.052
Less dividends and distributions from:
Net investment income	—	(0.058)
Total dividends and distributions	—	(0.058)
Net asset value, end of period	$ 9.427	$ 9.994
Total return[4]	(5.67%)	0.52%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 3,744	$ 2,352
Ratio of expenses to average net assets[5]	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	5.00%	12.76%
Ratio of net investment income (loss) to average net assets	(0.92%) [6]	4.03%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(4.99%) [6]	(7.80%)
Portfolio turnover	61%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–33

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln S&P 500 Buffer Fund Feb, Lincoln S&P 500 Buffer Fund May, Lincoln S&P 500 Buffer Fund Aug, Lincoln S&P 500 Buffer Fund Nov, Lincoln S&P 500 Ultra Buffer Fund Feb, Lincoln S&P 500 Ultra Buffer Fund May, Lincoln S&P 500 Ultra Buffer Fund Aug and Lincoln S&P 500 Ultra Buffer Fund Nov (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA S&P 500 Index Fund (the “Underlying Funds”). Each Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP SSGA S&P 500 Index Fund, which is sub-advised by an unaffiliated adviser, invests primarily in the securities that make up the S& P 500® Index and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments and FLexible EXchange®Options (“FLEX Options”) to seek to produce pre-determined investment outcomes based on the performance of the Index over one-year periods. Financial statements for the Underlying Funds can be found at www.sec.gov.
Each Fund’s investment objective is to seek, over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index up to a cap, while providing a buffer against losses.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options (“FLEX Options”) are valued based on the transaction prices executed by the Funds’ sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Lincoln S&P 500 Buffer Fund Feb and Lincoln S&P 500 Ultra Buffer Fund Feb federal income tax return from the period February 18, 2022* through June 30,2022 and the Lincoln S&P 500 Buffer Fund May, Lincoln S&P 500 Ultra Buffer Fund May, Lincoln S&P 500 Buffer Fund Aug, Lincoln S&P 500 Ultra Buffer Fund Aug, Lincoln S&P 500 Buffer Fund Nov and Lincoln S&P 500 Ultra Buffer Fund Nov federal income tax returns through the six months ended June 30, 2022, and for all open tax years (year ended December 31, 2021), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the period February 18, 2022* through June 2022, the Lincoln S&P 500 Buffer Fund Feb and Lincoln S&P 500 Ultra Buffer Fund Feb did not incur any interest or tax penalties. During six months ended June 30, 2022, the Lincoln S&P 500 Buffer Fund May, Lincoln S&P 500 Ultra Buffer Fund May, Lincoln S&P 500 Buffer Fund Aug, Lincoln S&P 500 Ultra Buffer Fund Aug, Lincoln S&P 500 Buffer Fund Nov and Lincoln S&P 500 Ultra Buffer Fund Nov did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Lincoln S&P 500 Buffer Funds–34

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
*Date of commencement of operations.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.55% of each Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.12% of each Fund's average daily net assets.   The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
LIAC has contractually agreed to reimburse each Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.58% of the Fund’s average daily net assets for the Standard Class and 0.93% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	Total
Lincoln S&P 500 Buffer Fund May	$64,953	$ 64,953
Lincoln S&P 500 Buffer Fund Aug	$45,451	$ 45,451
Lincoln S&P 500 Buffer Fund Nov	$31,282	$ 31,282
Lincoln S&P 500 Ultra Buffer Fund May	$64,979	$ 64,979
Lincoln S&P 500 Ultra Buffer Fund Aug	$45,500	$ 45,500
Lincoln S&P 500 Ultra Buffer Fund Nov	$31,284	$ 31,284
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' defined outcome strategy. For these services, LIAC, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
	Lincoln S&P 500 Buffer Fund Feb February 18, 2022*	Lincoln S&P 500 Buffer Fund May	Lincoln S&P 500 Buffer Fund Aug	Lincoln S&P 500 Buffer Fund Nov
Administrative	$51	$86	$89	$84
Legal	9	15	16	15

Lincoln S&P 500 Buffer Funds–35

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
	Lincoln S&P 500 Ultra Buffer Fund Feb February 18, 2022*	Lincoln S&P 500 Ultra Buffer Fund May	Lincoln S&P 500 Ultra Buffer Fund Aug	Lincoln S&P 500 Ultra Buffer Fund Nov
Administrative	$52	$80	$75	$98
Legal	9	14	13	18
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2022, these fees were as follows:
	Lincoln S&P 500 Buffer Fund Feb February 18, 2022*	Lincoln S&P 500 Buffer Fund May	Lincoln S&P 500 Buffer Fund Aug	Lincoln S&P 500 Buffer Fund Nov
Printing and mailing	$10	$9	$12	$680

	Lincoln S&P 500 Ultra Buffer Fund Feb February 18, 2022*	Lincoln S&P 500 Ultra Buffer Fund May	Lincoln S&P 500 Ultra Buffer Fund Aug	Lincoln S&P 500 Ultra Buffer Fund Nov
Printing and mailing	$10	$10	$12	$680
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2022, each Fund had receivables due from and liabilities payable to affiliates as follows:
	Lincoln S&P 500 Buffer Fund Feb	Lincoln S&P 500 Buffer Fund May	Lincoln S&P 500 Buffer Fund Aug	Lincoln S&P 500 Buffer Fund Nov
Expense reimbursement receivable due from LIAC	$8,369	$8,646	$8,321	$7,025
Management fees payable to LIAC	807	1,023	912	987
Distribution fees payable to LFD	654	830	740	801
Printing and mailing fees payable to Lincoln Life	10	16	12	1,505
Shareholder servicing fees payable to Lincoln Life	54	69	61	67

Lincoln S&P 500 Buffer Funds–36

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
	Lincoln S&P 500 Ultra Buffer Fund Feb	Lincoln S&P 500 Ultra Buffer Fund May	Lincoln S&P 500 Ultra Buffer Fund Aug	Lincoln S&P 500 Ultra Buffer Fund Nov
Expense reimbursement receivable due from LIAC	$8,362	$8,548	$8,199	$7,059
Management fees payable to LIAC	827	1,030	863	1,324
Distribution fees payable to LFD	671	836	699	1,074
Printing and mailing fees payable to Lincoln Life	10	16	12	1,505
Shareholder servicing fees payable to Lincoln Life	56	69	58	89
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
At June 30, 2022, Lincoln Life directly owned the following percentages of each fund:
Lincoln Life
Lincoln S&P 500 Buffer Fund Feb	90.80%
Lincoln S&P 500 Buffer Fund May	74.78%
Lincoln S&P 500 Buffer Fund Aug	82.96%
Lincoln S&P 500 Buffer Fund Nov	74.64%
Lincoln S&P 500 Ultra Buffer Fund Feb	89.83%
Lincoln S&P 500 Ultra Buffer Fund May	73.13%
Lincoln S&P 500 Ultra Buffer Fund Aug	89.06%
Lincoln S&P 500 Ultra Buffer Fund Nov	56.83%
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2022, were as follows:
Lincoln S&P 500 Buffer Fund Feb
	Value 2/18/22*	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-45.99%@
Equity Fund-45.99%@
✧✧LVIP SSGA S&P 500 Index Fund	$—	$1,234,747	$39,156	$(4,323)	$(137,516)	$1,053,752	43,810	$—	$—

* Date of commencement of operations.
@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
Lincoln S&P 500 Buffer Funds–37

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln S&P 500 Buffer Fund May
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-48.23%@
Equity Fund-48.23%@
✧✧LVIP SSGA S&P 500 Index Fund	$1,372,324	$404,687	$81,672	$(10,267)	$(280,008)	$1,405,064	58,415	$—	$—

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
Lincoln S&P 500 Buffer Fund Aug
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-44.16%@
Equity Fund-44.16%@
✧✧LVIP SSGA S&P 500 Index Fund	$1,368,570	$91,693	$44,811	$(2,562)	$(280,984)	$1,131,906	47,059	$—	$—

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
Lincoln S&P 500 Buffer Fund Nov
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-44.58%@
Equity Fund-44.58%@
✧✧LVIP SSGA S&P 500 Index Fund	$1,132,262	$381,257	$36,440	$(10,558)	$(259,265)	$1,207,256	50,191	$—	$—

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
Lincoln S&P 500 Buffer Funds–38

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln S&P 500 Ultra Buffer Fund Feb
	Value 2/18/22*	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-44.04%@
Equity Fund-44.04%@
✧✧LVIP SSGA S&P 500 Index Fund	$—	$1,196,467	$—	$—	$(141,880)	$1,054,587	43,844	$—	$—

* Date of commencement of operations.
@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
Lincoln S&P 500 Ultra Buffer Fund May
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-47.76%@
Equity Fund-47.76%@
✧✧LVIP SSGA S&P 500 Index Fund	$1,278,212	$519,739	$81,672	$(5,357)	$(274,398)	$1,436,524	59,723	$—	$—

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
Lincoln S&P 500 Ultra Buffer Fund Aug
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-42.72%@
Equity Fund-42.72%@
✧✧LVIP SSGA S&P 500 Index Fund	$1,181,083	$124,438	$—	$—	$(248,364)	$1,057,157	43,951	$—	$—

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
Lincoln S&P 500 Buffer Funds–39

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln S&P 500 Ultra Buffer Fund Nov
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-41.13%@
Equity Fund-41.13%@
✧✧LVIP SSGA S&P 500 Index Fund	$1,179,632	$768,649	$78,462	$(16,702)	$(309,100)	$1,544,017	64,192	$—	$—

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
* Date of commencement of operations.
3. Investments
For the six months ended June 30, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	Lincoln S&P 500 Buffer Fund Feb February 18, 2022*	Lincoln S&P 500 Buffer Fund May	Lincoln S&P 500 Buffer Fund Aug	Lincoln S&P 500 Buffer Fund Nov
Purchases	$3,869,980	$916,941	$372,614	$1,055,165
Sales	2,602,420	544,449	305,195	702,339

	Lincoln S&P 500 Ultra Buffer Fund Feb February 18, 2022*	Lincoln S&P 500 Ultra Buffer Fund May	Lincoln S&P 500 Ultra Buffer Fund Aug	Lincoln S&P 500 Ultra Buffer Fund Nov
Purchases	$3,742,077	$757,159	$170,347	$1,769,742
Sales	2,444,769	317,520	52,363	999,070
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
	Lincoln S&P 500 Buffer Fund Feb	Lincoln S&P 500 Buffer Fund May	Lincoln S&P 500 Buffer Fund Aug	Lincoln S&P 500 Buffer Fund Nov
Cost of investments and derivatives	$2,642,663	$3,315,415	$2,913,417	$3,204,808
Aggregate unrealized appreciation of investments and derivatives	$ 165,148	$ 11,454	$ 258,339	$ 368,391
Aggregate unrealized depreciation of investments and derivatives	(318,818)	(160,325)	(417,687)	(623,460)
Net unrealized depreciation of investments and derivatives	$ (153,670)	$ (148,871)	$ (159,348)	$ (255,069)

Lincoln S&P 500 Buffer Funds–40

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
	Lincoln S&P 500 Ultra Buffer Fund Feb	Lincoln S&P 500 Ultra Buffer Fund May	Lincoln S&P 500 Ultra Buffer Fund Aug	Lincoln S&P 500 Ultra Buffer Fund Nov
Cost of investments and derivatives	$2,682,073	$3,392,261	$2,701,713	$4,154,868
Aggregate unrealized appreciation of investments and derivatives	$ 204,609	$ 72,603	$ 295,340	$ 513,057
Aggregate unrealized depreciation of investments and derivatives	(298,596)	(194,718)	(357,645)	(646,409)
Net unrealized depreciation of investments and derivatives	$ (93,987)	$ (122,115)	$ (62,305)	$ (133,352)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2022:
Lincoln S&P 500 Buffer Fund Feb
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$1,053,752	$ —	$—	$1,053,752
Unaffiliated Investment Company	71,968	—	—	71,968
Options Purchased	—	1,355,755	—	1,355,755
Total Investments	$1,125,720	$1,355,755	$—	$2,481,475
Derivatives:
Liabilities:
Options Written	$ —	$ (174,200)	$—	$ (174,200)
There were no Level 3 investments at the beginning or end of the period.
Lincoln S&P 500 Buffer Funds–41

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Lincoln S&P 500 Buffer Fund May
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$1,405,064	$ —	$—	$1,405,064
Unaffiliated Investment Company	106,274	—	—	106,274
Options Purchased	—	1,621,831	—	1,621,831
Total Investments	$1,511,338	$1,621,831	$—	$3,133,169
Derivatives:
Liabilities:
Options Written	$ —	$ (197,575)	$—	$ (197,575)
There were no Level 3 investments at the beginning or end of the period.
Lincoln S&P 500 Buffer Fund Aug
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$1,131,906	$ —	$—	$1,131,906
Unaffiliated Investment Company	81,396	—	—	81,396
Options Purchased	—	1,496,666	—	1,496,666
Total Investments	$1,213,302	$1,496,666	$—	$2,709,968
Derivatives:
Liabilities:
Options Written	$ —	$ (125,203)	$—	$ (125,203)
There were no Level 3 investments at the beginning or end of the period.
Lincoln S&P 500 Buffer Fund Nov
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$1,207,256	$ —	$—	$1,207,256
Unaffiliated Investment Company	62,724	—	—	62,724
Options Purchased	—	1,745,604	—	1,745,604
Total Investments	$1,269,980	$1,745,604	$—	$3,015,584
Derivatives:
Liabilities:
Options Written	$ —	$ (271,310)	$—	$ (271,310)
There were no Level 3 investments at the beginning or end of the period.
Lincoln S&P 500 Buffer Funds–42

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Lincoln S&P 500 Ultra Buffer Fund Feb
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$1,054,587	$ —	$—	$1,054,587
Unaffiliated Investment Company	100,842	—	—	100,842
Options Purchased	—	1,355,741	—	1,355,741
Total Investments	$1,155,429	$1,355,741	$—	$2,511,170
Derivatives:
Liabilities:
Options Written	$ —	$ (100,542)	$—	$ (100,542)
There were no Level 3 investments at the beginning or end of the period.
Lincoln S&P 500 Ultra Buffer Fund May
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$1,436,524	$ —	$—	$1,436,524
Unaffiliated Investment Company	108,825	—	—	108,825
Options Purchased	—	1,665,705	—	1,665,705
Total Investments	$1,545,349	$1,665,705	$—	$3,211,054
Derivatives:
Liabilities:
Options Written	$ —	$ (181,112)	$—	$ (181,112)
There were no Level 3 investments at the beginning or end of the period.
Lincoln S&P 500 Ultra Buffer Fund Aug
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$1,057,157	$ —	$—	$1,057,157
Unaffiliated Investment Company	71,136	—	—	71,136
Options Purchased	—	1,396,862	—	1,396,862
Total Investments	$1,128,293	$1,396,862	$—	$2,525,155
Derivatives:
Liabilities:
Options Written	$ —	$ (28,847)	$—	$ (28,847)
There were no Level 3 investments at the beginning or end of the period.
Lincoln S&P 500 Buffer Funds–43

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Lincoln S&P 500 Ultra Buffer Fund Nov
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$1,544,017	$ —	$—	$1,544,017
Unaffiliated Investment Company	115,529	—	—	115,529
Options Purchased	—	2,291,066	—	2,291,066
Total Investments	$1,659,546	$2,291,066	$—	$3,950,612
Derivatives:
Liabilities:
Options Written	$ —	$ (159,390)	$—	$ (159,390)
There were no Level 3 investments at the beginning or end of the period.
*Date of commencement of operations.
4. Capital Shares
Transactions in capital shares were as follows:
	Lincoln S&P 500 Buffer Fund Feb	Lincoln S&P 500 Buffer Fund May		Lincoln S&P 500 Buffer Fund Aug		Lincoln S&P 500 Buffer Fund Nov
	2/18/22 * to	Six Months Ended	5/21/21 * to	Six Months Ended	8/20/21 * to	Six Months Ended	11/19/21 * to
	6/30/22	6/30/22	12/31/21	6/30/22	12/31/21	6/30/22	12/31/21
Shares sold:
Standard Class	1,000	—	1,000	—	1,000	—	1,000
Service Class	272,169	81,003	243,476	27,232	257,561	88,378	226,690
Shares reinvested:
Standard Class	—	—	11	—	11	—	6
Service Class	—	—	2,146	—	2,640	—	1,350
	273,169	81,003	246,633	27,232	261,212	88,378	229,046
Shares redeemed:
Standard Class	—	—	—	—	—	—	—
Service Class	(25,378)	(23,843)	(2,061)	(14,384)	(67)	(14,181)	(3)
	(25,378)	(23,843)	(2,061)	(14,384)	(67)	(14,181)	(3)
Net increase	247,791	57,160	244,572	12,848	261,145	74,197	229,043

*	Date of commencement of operations.

Lincoln S&P 500 Buffer Funds–44

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 4. Capital Shares (continued)
	Lincoln S&P 500 Ultra Buffer Fund Feb	Lincoln S&P 500 Ultra Buffer Fund May		Lincoln S&P 500 Ultra Buffer Fund Aug		Lincoln S&P 500 Ultra Buffer Fund Nov
	2/18/22 * to	Six Months Ended	5/21/21 * to	Six Months Ended	8/20/21 * to	Six Months Ended	11/19/21 * to
	6/30/22	6/30/22	12/31/21	6/30/22	12/31/21	6/30/22	12/31/21
Shares sold:
Standard Class	1,000	—	1,000	—	1,000	—	1,000
Service Class	255,425	100,405	231,767	27,962	224,001	186,456	234,034
Shares reinvested:
Standard Class	—	—	12	—	12	—	6
Service Class	—	—	2,198	—	2,500	—	1,359
	256,425	100,405	234,977	27,962	227,513	186,456	236,399
Shares redeemed:
Standard Class	—	—	—	—	—	—	—
Service Class	(5,964)	(23,818)	(2,046)	(26)	—	(24,659)	—
	(5,964)	(23,818)	(2,046)	(26)	—	(24,659)	—
Net increase	250,461	76,587	232,931	27,936	227,513	161,797	236,399

*	Date of commencement of operations.
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Funds had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Options Contracts–During the period February 18, 2022* through June 2022, for the Lincoln S&P 500 Buffer Fund Feb and Lincoln S&P 500 Ultra Buffer Fund Feb and for the six months ended June 30, 2022, the Lincoln S&P 500 Buffer Fund May, Lincoln S&P 500 Ultra Buffer Fund May, Lincoln S&P 500 Buffer Fund Aug, Lincoln S&P 500 Ultra Buffer Fund Aug, Lincoln S&P 500 Buffer Fund Nov and Lincoln S&P 500 Ultra Buffer Fund Nov entered into options contracts in the normal course of pursuing its investment objective and strategies. The Funds may buy or write options contracts for any number of reasons, including without limitation: to manage the Funds' exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Funds' overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Funds may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When a Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When a Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Funds are subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Funds are subject to counterparty risk.
Lincoln S&P 500 Buffer Funds–45

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
During the period February 18, 2022* through June 2022, for the Lincoln S&P 500 Buffer Fund Feb and Lincoln S&P 500 Ultra Buffer Fund Feb and for the six months ended June 30, 2022, the Lincoln S&P 500 Buffer Fund May, Lincoln S&P 500 Ultra Buffer Fund May, Lincoln S&P 500 Buffer Fund Aug, Lincoln S&P 500 Ultra Buffer Fund Aug, Lincoln S&P 500 Buffer Fund Nov and Lincoln S&P 500 Ultra Buffer Fund Nov used options contracts, to adjust the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities and to receive premiums for writing options.
Fair values of derivative instruments as of June 30, 2022 were as follows:
Lincoln S&P 500 Buffer Fund Feb
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$1,355,755	Unaffiliated Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(174,200)
Total		$1,355,755		$(174,200)
The effect of derivative instruments on the Statements of Operations for the period February 18, 2022* through June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$ —	$(23,672)
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(5,636)	7,518
Total		$(5,636)	$(16,154)
Fair values of derivative instruments as of June 30, 2022 were as follows:
Lincoln S&P 500 Buffer Fund May
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$1,621,831	Unaffiliated Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(197,575)
Total		$1,621,831		$(197,575)
Lincoln S&P 500 Buffer Funds–46

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$ —	$(75,916)
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	52,958	80,620
Total		$52,958	$ 4,704
Fair values of derivative instruments as of June 30, 2022 were as follows:
Lincoln S&P 500 Buffer Fund Aug
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$1,496,666	Unaffiliated Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(125,203)
Total		$1,496,666		$(125,203)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$ —	$ (422)
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(5,716)	50,088
Total		$(5,716)	$49,666
Lincoln S&P 500 Buffer Funds–47

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2022 were as follows:
Lincoln S&P 500 Buffer Fund Nov
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$1,745,604	Unaffiliated Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(271,310)
Total		$1,745,604		$(271,310)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$ —	$ 72,805
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(11,584)	(77,673)
Total		$(11,584)	$ (4,868)
Fair values of derivative instruments as of June 30, 2022 were as follows:
Lincoln S&P 500 Ultra Buffer Fund Feb
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$1,355,741	Unaffiliated Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(100,542)
Total		$1,355,741		$(100,542)
Lincoln S&P 500 Buffer Funds–48

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the period February 18, 2022* through June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$—	$(29,023)
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	—	76,916
Total		$—	$ 47,893
Fair values of derivative instruments as of June 30, 2022 were as follows:
Lincoln S&P 500 Ultra Buffer Fund May
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$1,665,705	Unaffiliated Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(181,112)
Total		$1,665,705		$(181,112)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$ —	$ (75,858)
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	53,880	178,677
Total		$53,880	$102,819
Lincoln S&P 500 Buffer Funds–49

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2022 were as follows:
Lincoln S&P 500 Ultra Buffer Fund Aug
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$1,396,862	Unaffiliated Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(28,847)
Total		$1,396,862		$(28,847)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$—	$ 3,860
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	—	160,277
Total		$—	$164,137
Fair values of derivative instruments as of June 30, 2022 were as follows:
Lincoln S&P 500 Ultra Buffer Fund Nov
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$2,291,066	Unaffiliated Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(159,390)
Total		$2,291,066		$(159,390)
Lincoln S&P 500 Buffer Funds–50

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$(15,678)	$106,374
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(3,108)	69,569
Total		$(18,786)	$175,943
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the periods shown through for the Lincoln S&P 500 Buffer Fund Feb and Lincoln S&P 500 Ultra Buffer Fund Feb, and for the six months ended June 30, 2022 the Lincoln S&P 500 Buffer Fund May, Lincoln S&P 500 Ultra Buffer Fund May, Lincoln S&P 500 Buffer Fund Aug, Lincoln S&P 500 Ultra Buffer Fund Aug, Lincoln S&P 500 Buffer Fund Nov and Lincoln S&P 500 Ultra Buffer Fund Nov.
	Long Derivative Volume	Short Derivative Volume
	Options Contracts (Average Value)	Options Contracts (Average Value)
Lincoln S&P 500 Buffer Fund Feb February 18, 2022*	$ 919,063	$112,336
Lincoln S&P 500 Buffer Fund May	1,428,462	125,257
Lincoln S&P 500 Buffer Fund Aug	1,450,741	109,968
Lincoln S&P 500 Buffer Fund Nov	1,487,056	168,455
Lincoln S&P 500 Ultra Buffer Fund Feb February 18, 2022*	926,299	99,919
Lincoln S&P 500 Ultra Buffer Fund May	1,337,707	156,306
Lincoln S&P 500 Ultra Buffer Fund Aug	1,236,293	81,245
Lincoln S&P 500 Ultra Buffer Fund Nov	1,816,584	136,752
* Date of commencement of operations.
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
Lincoln S&P 500 Buffer Funds–51

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
Lincoln S&P 500 Buffer Funds–52

Lincoln S&P 500 Buffer Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Lincoln S&P 500 Buffer Funds–53

LVIP Aggressive Growth Allocation Managed Risk Funds
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Aggressive Growth Allocation Managed Risk Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Aggressive Growth Allocation Managed Risk Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ expenses shown in the tables reflect fee waivers and reimbursements in effect.
LVIP Global Aggressive Growth Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$823.60	0.33%	$1.49
Service Class Shares	1,000.00	822.60	0.58%	2.62
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.20	0.33%	$1.66
Service Class Shares	1,000.00	1,021.90	0.58%	2.91
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$802.90	0.32%	$1.43
Service Class Shares	1,000.00	801.90	0.57%	2.55
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.20	0.32%	$1.61
Service Class Shares	1,000.00	1,022.00	0.57%	2.86

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Aggressive Growth Allocation Managed Risk Funds–1

LVIP Aggressive Growth Allocation Managed Risk Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP Global Aggressive Growth Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	92.06%
Investment Companies	92.06%
Equity Funds	46.35%
Fixed Income Funds	17.93%
Global Equity Fund	1.16%
International Equity Funds	26.62%
Unaffiliated Investment	4.91%
Investment Company	4.91%
Money Market Fund	4.91%
Total Investments	96.97%
Receivables and Other Assets Net of Liabilities	3.03%
Total Net Assets	100.00%
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	90.65%
Investment Companies	90.65%
Equity Funds	71.89%
Fixed Income Funds	17.70%
Global Equity Fund	1.06%
Unaffiliated Investment	6.57%
Investment Company	6.57%
Money Market Fund	6.57%
Total Investments	97.22%
Receivables and Other Assets Net of Liabilities	2.78%
Total Net Assets	100.00%
LVIP Aggressive Growth Allocation Managed Risk Funds–2

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–92.06%
INVESTMENT COMPANIES–92.06%
Equity Funds–46.35%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	100,541	$ 3,925,128
LVIP SSGA Large Cap 100 Fund	1,054,116	13,302,945
LVIP SSGA Mid-Cap Index Fund	854,582	10,407,095
LVIP SSGA Nasdaq-100 Index Fund	229,317	1,904,702
LVIP SSGA S&P 500 Index Fund	1,849,956	44,496,985
LVIP SSGA Small-Cap Index Fund	331,214	10,031,818
LVIP T. Rowe Price Growth Stock Fund	225,402	10,155,945
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	161,616	4,157,737
		98,382,355
Fixed Income Funds–17.93%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	611,580	6,108,457
LVIP Delaware Bond Fund	996,482	12,063,407
LVIP Delaware Diversified Floating Rate Fund	53,090	516,039
LVIP SSGA Bond Index Fund	745,918	7,710,555
LVIP Western Asset Core Bond Fund	1,319,818	11,652,677
		38,051,135
Global Equity Fund–1.16%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	317,860	2,457,376
		2,457,376
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–26.62%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	330,312	$ 3,958,131
LVIP MFS International Growth Fund	626,066	11,468,279
LVIP Mondrian International Value Fund	574,712	8,451,143
LVIP SSGA Developed International 150 Fund	589,956	4,359,186
LVIP SSGA Emerging Markets 100 Fund	165,688	1,291,368
LVIP SSGA Emerging Markets Equity Index Fund	778,847	8,015,886
LVIP SSGA International Index Fund	2,093,149	18,961,839
		56,505,832
Total Affiliated Investments (Cost $196,037,838)		195,396,698

UNAFFILIATED INVESTMENT–4.91%
INVESTMENT COMPANY–4.91%
Money Market Fund–4.91%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	10,412,478	10,412,478
Total Unaffiliated Investment (Cost $10,412,478)		10,412,478

TOTAL INVESTMENTS–96.97% (Cost $206,450,316)	205,809,176
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.03%	6,436,679
NET ASSETS APPLICABLE TO 21,176,686 SHARES OUTSTANDING–100.00%	$212,245,855

✧✧ Standard Class shares.
LVIP Aggressive Growth Allocation Managed Risk Funds–3

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(31)	Australian Dollar	$ (2,142,410)	$ (2,197,610)	9/19/22	$ 55,200	$ —
(66)	British Pound	(5,032,088)	(5,098,935)	9/19/22	66,847	—
(92)	Euro	(12,118,700)	(12,248,613)	9/19/22	129,913	—
(62)	Japanese Yen	(5,747,013)	(5,824,657)	9/19/22	77,644	—
(5)	Swedish Krona	(980,300)	(1,011,756)	9/19/22	31,456	—
					361,060	—
Equity Contracts:
(133)	E-mini MSCI Emerging Markets Index	(6,667,955)	(6,661,525)	9/16/22	—	(6,430)
(71)	E-mini Russell 2000 Index	(6,063,400)	(6,339,209)	9/16/22	275,809	—
(213)	E-mini S&P 500 Index	(40,358,175)	(41,424,504)	9/16/22	1,066,329	—
(61)	E-mini S&P MidCap 400 Index	(13,834,800)	(14,549,817)	9/16/22	715,017	—
(312)	Euro STOXX 50 Index	(11,250,707)	(11,681,695)	9/16/22	430,988	—
(56)	FTSE 100 Index	(4,854,301)	(4,855,576)	9/16/22	1,275	—
(60)	OMXS 30 Index	(1,097,094)	(1,120,901)	7/15/22	23,807	—
(18)	SPI 200 Index	(2,006,868)	(2,072,896)	9/15/22	66,028	—
(40)	TOPIX Index	(5,514,446)	(5,635,904)	9/8/22	121,458	—
					2,700,711	(6,430)
Total Futures Contracts					$3,061,771	$(6,430)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–4

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.65%
INVESTMENT COMPANIES–90.65%
Equity Funds–71.89%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Baron Growth Opportunities Fund	59,365	$ 3,925,613
LVIP MFS Value Fund	502,507	25,163,524
LVIP SSGA Mid-Cap Index Fund	429,564	5,231,237
LVIP SSGA Nasdaq-100 Index Fund	181,083	1,504,079
LVIP SSGA S&P 500 Index Fund	1,483,047	35,671,725
LVIP SSGA Small-Cap Index Fund	316,946	9,599,649
LVIP SSGA Small-Mid Cap 200 Fund	201,423	2,234,994
LVIP T. Rowe Price Growth Stock Fund	517,331	23,309,395
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	257,107	6,614,336
LVIP Wellington SMID Cap Value Fund	331,354	8,799,100
		122,053,652
Fixed Income Funds–17.70%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	482,874	4,822,943
LVIP Delaware Bond Fund	758,597	9,183,573
LVIP Delaware Diversified Floating Rate Fund	41,913	407,391
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Bond Index Fund	655,266	$ 6,773,482
LVIP Western Asset Core Bond Fund	1,003,469	8,859,633
		30,047,022
Global Equity Fund–1.06%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	232,656	1,798,663
		1,798,663
Total Affiliated Investments (Cost $148,424,194)		153,899,337

UNAFFILIATED INVESTMENT–6.57%
INVESTMENT COMPANY–6.57%
Money Market Fund–6.57%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	11,148,847	11,148,847
Total Unaffiliated Investment (Cost $11,148,847)		11,148,847

TOTAL INVESTMENTS–97.22% (Cost $159,573,041)	165,048,184
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.78%	4,722,136
NET ASSETS APPLICABLE TO 16,261,414 SHARES OUTSTANDING–100.00%	$169,770,320

✧✧ Standard Class shares.
LVIP Aggressive Growth Allocation Managed Risk Funds–5

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
(105)	E-mini Russell 2000 Index	$ (8,967,000)	$ (9,372,571)	9/16/22	$ 405,571	$—
(288)	E-mini S&P 500 Index	(54,568,800)	(55,971,304)	9/16/22	1,402,504	—
(61)	E-mini S&P MidCap 400 Index	(13,834,800)	(14,508,379)	9/16/22	673,579	—
Total Futures Contracts					$2,481,654	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–6

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Assets and Liabilities
June 30, 2022 (unaudited)
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
ASSETS:
Affiliated investments, at value	$195,396,698	$153,899,337
Unaffiliated investments, at value	10,412,478	11,148,847
Cash collateral held at broker for futures contracts	6,055,058	4,425,000
Variation margin due from broker on futures contracts	600,579	454,184
Receivable for fund shares sold	78,017	23,443
Dividends and interest receivable	8,559	9,768
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	4,231	5,146
Prepaid expenses	541	437
TOTAL ASSETS	212,556,161	169,966,162
LIABILITIES:
Payable for securities purchased	173,130	33,455
Due to manager and affiliates	95,187	77,104
Other accrued expenses payable	39,504	34,097
Payable for fund shares redeemed	2,485	51,186
TOTAL LIABILITIES	310,306	195,842
TOTAL NET ASSETS	$212,245,855	$169,770,320
Affiliated investments, at cost	$196,037,838	$148,424,194
Unaffiliated investments, at cost	10,412,478	11,148,847
Standard Class:
Net Assets	$ 2,848,787	$ 1,087,053
Shares Outstanding	283,174	103,778
Net Asset Value Per Share	$ 10.060	$ 10.475
Service Class:
Net Assets	$209,397,068	$168,683,267
Shares Outstanding	20,893,512	16,157,636
Net Asset Value Per Share	$ 10.022	$ 10.440
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$229,268,005	$176,207,938
Distributable earnings/(accumulated loss)	(17,022,150)	(6,437,618)
TOTAL NET ASSETS	$212,245,855	$169,770,320
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–7

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Operations
Six Months Ended June 30, 2022 (unaudited)
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 13,639	$ 16,511
EXPENSES:
Management fees	282,836	225,683
Distribution fees-Service Class	278,924	224,172
Accounting and administration expenses	40,534	38,703
Shareholder servicing fees	32,809	26,179
Professional fees	17,075	14,863
Custodian fees	4,523	3,752
Trustees’ fees and expenses	3,474	2,798
Reports and statements to shareholders	2,339	2,232
Consulting fees	1,574	1,558
Pricing fees	588	247
Other	2,893	2,517
	667,569	542,704
Less:
Management fees waived	(5,657)	(13,541)
Expenses reimbursed	(15,301)	(20,631)
Total operating expenses	646,611	508,532
NET INVESTMENT LOSS	(632,972)	(492,021)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of affiliated investments	(3,210,355)	(2,591,198)
Futures contracts	(3,291,848)	(2,615,018)
Net realized loss	(6,502,203)	(5,206,216)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(40,546,612)	(37,474,625)
Foreign currencies	(9,316)	—
Futures contracts	2,920,020	2,369,593
Net change in unrealized appreciation (depreciation)	(37,635,908)	(35,105,032)
NET REALIZED AND UNREALIZED LOSS	(44,138,111)	(40,311,248)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(44,771,083)	$(40,803,269)
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–8

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP Global Aggressive Growth Allocation Managed Risk Fund		LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (632,972)	$ 3,123,681	$ (492,021)	$ 1,372,816
Net realized gain (loss)	(6,502,203)	7,148,953	(5,206,216)	6,726,754
Net change in unrealized appreciation (depreciation)	(37,635,908)	16,191,677	(35,105,032)	19,996,264
Net increase (decrease) in net assets resulting from operations	(44,771,083)	26,464,311	(40,803,269)	28,095,834
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(177,880)	—	(47,954)
Service Class	—	(11,285,379)	—	(7,154,144)
	—	(11,463,259)	—	(7,202,098)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	21,331	589,472	281,667	337,344
Service Class	17,735,603	76,329,644	21,528,874	54,163,070
Reinvestment of dividends and distributions:
Standard Class	—	177,880	—	47,954
Service Class	—	11,285,379	—	7,154,144
	17,756,934	88,382,375	21,810,541	61,702,512
Cost of shares redeemed:
Standard Class	(181,365)	(177,441)	(192,240)	(102,915)
Service Class	(7,587,139)	(21,480,835)	(12,184,858)	(20,897,134)
	(7,768,504)	(21,658,276)	(12,377,098)	(21,000,049)
Increase in net assets derived from capital share transactions	9,988,430	66,724,099	9,433,443	40,702,463
NET INCREASE (DECREASE) IN NET ASSETS	(34,782,653)	81,725,151	(31,369,826)	61,596,199
NET ASSETS:
Beginning of period	247,028,508	165,303,357	201,140,146	139,543,947
End of period	$212,245,855	$247,028,508	$169,770,320	$201,140,146
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–9

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/22[2] (unaudited)	Year Ended			11/1/18 [1] to 12/31/18
		12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$ 12.214	$ 11.197	$ 10.710	$ 9.502	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.017)	0.213	0.166	0.385	0.217
Net realized and unrealized gain (loss)	(2.137)	1.431	0.522	1.274	(0.536)
Total from investment operations	(2.154)	1.644	0.688	1.659	(0.319)
Less dividends and distributions from:
Net investment income	—	(0.371)	(0.201)	(0.418)	(0.179)
Net realized gain	—	(0.256)	—	(0.018)	—
Return of capital	—	—	—	(0.015)	—
Total dividends and distributions	—	(0.627)	(0.201)	(0.451)	(0.179)
Net asset value, end of period	$ 10.060	$ 12.214	$ 11.197	$ 10.710	$ 9.502
Total return[4]	(17.64%)	14.73%	6.44%	17.46%	(3.18%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,849	$ 3,628	$ 2,781	$ 2,092	$ 10
Ratio of expenses to average net assets[5]	0.33%	0.33%	0.33%	0.33%	0.33%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.35%	0.35%	0.39%	0.51%	3.81%
Ratio of net investment income to average net assets	(0.32%) [6]	1.74%	1.60%	3.71%	13.07%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	(0.34%) [6]	1.73%	1.54%	3.53%	9.54%
Portfolio turnover	11%	15%	29%	32%	4%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–10

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/22[2] (unaudited)	Year Ended			11/1/18 [1] to 12/31/18
		12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$ 12.183	$ 11.174	$ 10.694	$ 9.500	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.031)	0.182	0.139	0.360	0.209
Net realized and unrealized gain (loss)	(2.130)	1.428	0.519	1.273	(0.533)
Total from investment operations	(2.161)	1.610	0.658	1.633	(0.324)
Less dividends and distributions from:
Net investment income	—	(0.345)	(0.178)	(0.406)	(0.176)
Net realized gain	—	(0.256)	—	(0.018)	—
Return of capital	—	—	—	(0.015)	—
Total dividends and distributions	—	(0.601)	(0.178)	(0.439)	(0.176)
Net asset value, end of period	$ 10.022	$ 12.183	$ 11.174	$ 10.694	$ 9.500
Total return[4]	(17.74%)	14.45%	6.16%	17.19%	(3.23%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 209,397	$243,401	$162,522	$102,807	$ 8,005
Ratio of expenses to average net assets[5]	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.60%	0.60%	0.64%	0.76%	4.06%
Ratio of net investment income to average net assets	(0.57%) [6]	1.49%	1.35%	3.46%	12.82%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	(0.59%) [6]	1.48%	1.29%	3.28%	9.34%
Portfolio turnover	11%	15%	29%	32%	4%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–11

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/22[2] (unaudited)	Year Ended			11/1/18 [1] to 12/31/18
		12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$ 13.047	$ 11.478	$ 10.739	$ 9.503	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.017)	0.130	0.126	0.231	0.140
Net realized and unrealized gain (loss)	(2.555)	1.952	0.789	1.513	(0.502)
Total from investment operations	(2.572)	2.082	0.915	1.744	(0.362)
Less dividends and distributions from:
Net investment income	—	(0.327)	(0.176)	(0.485)	(0.135)
Net realized gain	—	(0.186)	—	(0.020)	—
Return of capital	—	—	—	(0.003)	—
Total dividends and distributions	—	(0.513)	(0.176)	(0.508)	(0.135)
Net asset value, end of period	$ 10.475	$ 13.047	$ 11.478	$ 10.739	$ 9.503
Total return[4]	(19.71%)	18.18%	8.53%	18.34%	(3.61%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,087	$ 1,274	$ 865	$ 151	$ 10
Ratio of expenses to average net assets[5]	0.32%	0.32%	0.32%	0.33%	0.33%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.36%	0.36%	0.40%	0.52%	4.24%
Ratio of net investment income to average net assets	(0.30%) [6]	1.02%	1.20%	2.17%	8.41%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	(0.34%) [6]	0.99%	1.12%	1.98%	4.46%
Portfolio turnover	16%	18%	32%	30%	6%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–12

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/22[2] (unaudited)	Year Ended			11/1/18 [1] to 12/31/18
		12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$ 13.019	$ 11.459	$ 10.727	$ 9.502	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.031)	0.098	0.100	0.201	0.134
Net realized and unrealized gain (loss)	(2.548)	1.946	0.785	1.517	(0.501)
Total from investment operations	(2.579)	2.044	0.885	1.718	(0.367)
Less dividends and distributions from:
Net investment income	—	(0.298)	(0.153)	(0.470)	(0.131)
Net realized gain	—	(0.186)	—	(0.020)	—
Return of capital	—	—	—	(0.003)	—
Total dividends and distributions	—	(0.484)	(0.153)	(0.493)	(0.131)
Net asset value, end of period	$ 10.440	$ 13.019	$ 11.459	$ 10.727	$ 9.502
Total return[4]	(19.81%)	17.88%	8.26%	18.07%	(3.65%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 168,683	$199,866	$138,679	$ 84,065	$ 6,604
Ratio of expenses to average net assets[5]	0.57%	0.57%	0.57%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.61%	0.61%	0.65%	0.77%	4.49%
Ratio of net investment income to average net assets	(0.55%) [6]	0.77%	0.95%	1.92%	8.16%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	(0.59%) [6]	0.74%	0.87%	1.73%	4.25%
Portfolio turnover	16%	18%	32%	30%	6%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–13

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Aggressive Growth Allocation Managed Risk Fund and LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment, that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP Global Aggressive Growth Allocation Managed Risk Fund and the LVIP U.S. Aggressive Growth Allocation Managed Risk Fund is to seek capital appreciation.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2022, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with LVIP Global Aggressive Growth Allocation Managed Risk Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Gains or losses attributable to changes in foreign exchange rates are included in the Statements of Operations under “Net realized gain (loss) on foreign currencies”. The LVIP Global Aggressive Growth Allocation Managed Risk Fund report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Aggressive Growth Allocation Managed Risk Funds–14

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   This agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
The waiver amount of each Fund’s average daily net assets are as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
0.005%	0.015%
LIAC has also contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed certain expense limits. The reimbursement is accrued daily and received monthly. The agreements will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. The expense limits as a percentage of each Fund’s average daily net assets are as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Standard Class	0.325%	0.315%
Service Class	0.575%	0.565%
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed expenses of the Funds.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
			Expiration Date
	2022	2023	2024	Total
LVIP Global Aggressive Growth Allocation Managed Risk Fund	$56,335	$77,084	$31,011	$ 164,430
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	$56,094	$73,874	$35,356	$ 165,324
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LIAC, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
LVIP Aggressive Growth Allocation Managed Risk Funds–15

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Administrative	$7,690	$6,158
Legal	1,373	1,099
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2022, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Expense reimbursement receivable due from LIAC	$ 4,231	$ 5,146
Management fees payable to LIAC	43,368	33,131
Distribution fees payable to LFD	43,658	35,022
Printing and mailing fees payable to Lincoln Life	3,028	4,862
Shareholder servicing fees payable to Lincoln Life	5,133	4,089
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
LVIP Aggressive Growth Allocation Managed Risk Funds–16

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2022, were as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-92.06%@
Equity Funds-46.35%@
✧✧LVIP Delaware Mid Cap Value Fund	$ 4,975,724	$ 366,964	$ 676,862	$ (25,883)	$ (714,815)	$ 3,925,128	100,541	$—	$—
✧✧LVIP SSGA Large Cap 100 Fund	16,168,452	936,553	1,601,750	(309,373)	(1,890,937)	13,302,945	1,054,116	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	13,039,283	997,156	1,038,809	(116,497)	(2,474,038)	10,407,095	854,582	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	2,425,423	375,400	154,312	(25,905)	(715,904)	1,904,702	229,317	—	—
✧✧LVIP SSGA S&P 500 Index Fund	56,949,715	3,189,020	4,318,199	(367,541)	(10,956,010)	44,496,985	1,849,956	—	—
✧✧LVIP SSGA Small-Cap Index Fund	13,142,803	1,004,150	1,052,298	(179,364)	(2,883,473)	10,031,818	331,214	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	10,040,649	5,360,410	740,006	(269,084)	(4,236,024)	10,155,945	225,402	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,953,907	1,783,133	285,500	(100,951)	(1,192,852)	4,157,737	161,616	—	—
Fixed Income Funds-17.93%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	8,457,954	473,528	2,586,028	(174,638)	(62,359)	6,108,457	611,580	—	—
✧✧LVIP Delaware Bond Fund	13,379,077	1,243,586	1,013,694	(173,424)	(1,372,138)	12,063,407	996,482	—	—
✧✧‡LVIP Delaware Diversified Floating Rate Fund	—	599,707	75,189	(746)	(7,733)	516,039	53,090	—	—
✧✧LVIP SSGA Bond Index Fund	9,067,053	513,825	929,138	(125,546)	(815,639)	7,710,555	745,918	—	—
✧✧LVIP Western Asset Core Bond Fund	13,415,302	970,296	933,183	(158,887)	(1,640,851)	11,652,677	1,319,818	—	—
Global Equity Fund-1.16%@
✧✧LVIP BlackRock Global Real Estate Fund	3,713,418	210,612	644,258	(123,657)	(698,739)	2,457,376	317,860	—	—
International Equity Funds-26.62%@
✧✧LVIP Loomis Sayles Global Growth Fund	4,590,801	1,010,059	308,625	(82,616)	(1,251,488)	3,958,131	330,312	—	—
✧✧LVIP MFS International Growth Fund	13,166,832	1,835,684	885,366	(166,362)	(2,482,509)	11,468,279	626,066	—	—
✧✧LVIP Mondrian International Value Fund	9,695,177	609,657	832,129	(58,262)	(963,300)	8,451,143	574,712	—	—
✧✧LVIP SSGA Developed International 150 Fund	5,423,773	309,948	880,276	(52,618)	(441,641)	4,359,186	589,956	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	1,793,766	131,302	497,266	(12,227)	(124,207)	1,291,368	165,688	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	11,695,305	1,252,760	3,375,275	(220,932)	(1,335,972)	8,015,886	778,847	—	—
LVIP Aggressive Growth Allocation Managed Risk Funds–17

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Aggressive Growth Allocation Managed Risk Fund (continued)
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
✧✧LVIP SSGA International Index Fund	$ 24,902,030	$ 1,460,796	$ 2,649,162	$ (465,842)	$ (4,285,983)	$ 18,961,839	2,093,149	$—	$—
Total	$239,996,444	$24,634,546	$25,477,325	$(3,210,355)	$ (40,546,612)	$195,396,698		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2021.
LVIP Aggressive Growth Allocation Managed Risk Funds–18

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.65%@
Equity Funds-71.89%@
✧✧LVIP Baron Growth Opportunities Fund	$ 4,930,034	$ 1,014,780	$ 458,651	$ (61,047)	$ (1,499,503)	$ 3,925,613	59,365	$—	$—
✧✧LVIP MFS Value Fund	33,148,633	2,694,426	6,525,270	(337,552)	(3,816,713)	25,163,524	502,507	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	6,813,303	572,726	837,927	(63,769)	(1,253,096)	5,231,237	429,564	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	1,991,841	290,829	183,461	(17,036)	(578,094)	1,504,079	181,083	—	—
✧✧LVIP SSGA S&P 500 Index Fund	47,475,537	3,845,448	6,450,783	(140,516)	(9,057,961)	35,671,725	1,483,047	—	—
✧✧LVIP SSGA Small-Cap Index Fund	13,121,484	1,259,467	1,801,318	(243,048)	(2,736,936)	9,599,649	316,946	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	2,923,940	245,455	496,226	(93,003)	(345,172)	2,234,994	201,423	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	27,553,166	10,157,307	2,795,351	(688,109)	(10,917,618)	23,309,395	517,331	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	7,549,318	2,189,822	754,209	(194,174)	(2,176,421)	6,614,336	257,107	—	—
✧✧LVIP Wellington SMID Cap Value Fund	11,852,803	989,825	2,356,840	(35,339)	(1,651,349)	8,799,100	331,354	—	—
Fixed Income Funds-17.70%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	6,946,556	560,611	2,490,011	(150,599)	(43,614)	4,822,943	482,874	—	—
✧✧LVIP Delaware Bond Fund	10,569,845	1,215,343	1,411,170	(202,074)	(988,372)	9,183,573	758,597	—	—
✧✧‡LVIP Delaware Diversified Floating Rate Fund	—	480,953	66,865	(641)	(6,056)	407,391	41,913	—	—
✧✧LVIP SSGA Bond Index Fund	8,285,530	679,089	1,351,759	(158,722)	(680,656)	6,773,482	655,266	—	—
✧✧LVIP Western Asset Core Bond Fund	10,598,447	993,309	1,346,195	(188,683)	(1,197,245)	8,859,633	1,003,469	—	—
Global Equity Fund-1.06%@
✧✧LVIP BlackRock Global Real Estate Fund	2,440,911	196,363	295,906	(16,886)	(525,819)	1,798,663	232,656	—	—
Total	$196,201,348	$ 27,385,753	$29,621,942	$(2,591,198)	$ (37,474,625)	$153,899,337		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2021.
LVIP Aggressive Growth Allocation Managed Risk Funds–19

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Purchases	$24,634,546	$27,385,752
Sales	25,477,323	29,621,942
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$297,834,492	$159,733,378
Aggregate unrealized appreciation of investments and derivatives	$ 12,251,492	$ 15,178,226
Aggregate unrealized depreciation of investments and derivatives	(10,027,846)	(7,381,767)
Net unrealized appreciation of investments and derivatives	$ 2,223,646	$ 7,796,459
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Aggressive Growth Allocation Managed Risk Funds–20

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2022:
Level 1	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Investments:
Assets:
Affiliated Investment Companies	$195,396,698	$153,899,337
Unaffiliated Investment Companies	10,412,478	11,148,847
Total Investments	$205,809,176	$165,048,184
Derivatives:
Assets:
Futures Contracts	$ 3,061,771	$ 2,481,654
Derivatives:
Liabilities:
Futures Contracts	$ (6,430)	$ —
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund		LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/22	12/31/21	6/30/22	12/31/21
Shares sold:
Standard Class	2,005	48,680	22,612	26,615
Service Class	1,615,410	6,290,806	1,867,926	4,368,317
Shares reinvested:
Standard Class	—	14,495	—	3,680
Service Class	—	922,361	—	550,551
	1,617,415	7,276,342	1,890,538	4,949,163
Shares redeemed:
Standard Class	(15,838)	(14,585)	(16,513)	(7,987)
Service Class	(700,830)	(1,778,241)	(1,061,734)	(1,669,525)
	(716,668)	(1,792,826)	(1,078,247)	(1,677,512)
Net increase	900,747	5,483,516	812,291	3,271,651
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the
LVIP Aggressive Growth Allocation Managed Risk Funds–21

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Funds had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, each Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to hedge currency risks associated with the Fund’s investments and as a cash management tool.
Fair values of derivative instruments as of June 30, 2022 were as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$2,700,711	Variation margin due from broker on futures contracts	$(6,430)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	361,060	Variation margin due from broker on futures contracts	—
Total		$3,061,771		$(6,430)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only current day variation margin is reported on the Statement of Assets and Liabilities.
LVIP Aggressive Growth Allocation Managed Risk Funds–22

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,238,021)	$2,568,436
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	163,877	351,584
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(2,217,704)	—
Total		$(3,291,848)	$2,920,020
Fair values of derivative instruments as of June 30, 2022 were as follows:
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$2,481,654	Variation margin due from broker on futures contracts	$—

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ 324,633	$2,369,593
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(2,939,651)	—
Total		$(2,615,018)	$2,369,593
LVIP Aggressive Growth Allocation Managed Risk Funds–23

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
	Futures Contracts (Average Notional Value)	Futures Contracts (Average Notional Value)
LVIP Global Aggressive Growth Allocation Managed Risk Fund	$32,332,261	$51,872,939
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	26,118,884	43,484,141
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–24

LVIP Aggressive Growth Allocation Managed Risk Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Aggressive Growth Allocation Managed Risk Funds–25

LVIP American Allocation Funds
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP American Allocation Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ expenses shown in the tables reflect fee waivers in effect.
LVIP American Balanced Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$842.80	0.27%	$1.23
Service Class Shares	1,000.00	841.40	0.62%	2.83
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.27%	$1.35
Service Class Shares	1,000.00	1,021.70	0.62%	3.11
LVIP American Growth Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$828.40	0.27%	$1.22
Service Class Shares	1,000.00	826.90	0.62%	2.81
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.27%	$1.35
Service Class Shares	1,000.00	1,021.70	0.62%	3.11

LVIP American Allocation Funds–1

LVIP American Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP American Income Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$864.60	0.30%	$1.39
Service Class Shares	1,000.00	863.10	0.65%	3.00
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.30%	$1.51
Service Class Shares	1,000.00	1,021.60	0.65%	3.26

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
LVIP American Allocation Funds–2

LVIP American Allocation Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP American Balanced Allocation Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.08%
Asset Allocation Fund	14.95%
Equity Funds	34.88%
Fixed Income Funds	36.13%
Global Equity Fund	3.75%
International Equity Funds	10.36%
Money Market Fund	0.01%
Total Investments	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%
LVIP American Growth Allocation Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.04%
Asset Allocation Fund	11.02%
Equity Funds	38.83%
Fixed Income Funds	26.91%
Global Equity Fund	5.36%
International Equity Funds	17.92%
Money Market Fund	0.00%
Total Investments	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%)
Total Net Assets	100.00%
LVIP American Income Allocation Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.07%
Asset Allocation Fund	13.79%
Equity Funds	24.21%
Fixed Income Funds	56.54%
Global Equity Fund	1.92%
International Equity Funds	3.61%
Total Investments	100.07%
Liabilities Net of Receivables and Other Assets	(0.07%)
Total Net Assets	100.00%
LVIP American Allocation Funds–3

LVIP American Balanced Allocation Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.08%
Asset Allocation Fund–14.95%
✧American Funds®– Capital Income Builder	1,985,242	$ 124,077,604
		124,077,604
Equity Funds–34.88%
✧American Funds®-
American Mutual Fund	2,306,905	111,423,539
Growth Fund of America	1,928,369	100,063,048
Investment Company of America	1,906,972	77,918,872
		289,405,459
Fixed Income Funds–36.13%
✧American Funds®-
Bond Fund of America	11,932,426	141,518,566
Capital World Bond Fund	1,024,804	17,001,506
High-Income Trust	5,348,972	48,140,748
Inflation Linked Bond Fund	3,164,400	31,865,513
Intermediate Bond Fund of America	4,756,367	61,214,440
		299,740,773
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–3.75%
✧American Funds®– Smallcap World Fund	549,125	$ 31,102,447
		31,102,447
International Equity Funds–10.36%
✧American Funds®-
EuroPacific Growth Fund	1,530,873	73,818,703
New World Fund	184,914	12,143,314
		85,962,017
Money Market Fund–0.01%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	115,931	115,931
		115,931
Total Investment Companies (Cost $912,005,688)		830,404,231

TOTAL INVESTMENTS–100.08% (Cost $912,005,688)	830,404,231
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(692,586)
NET ASSETS APPLICABLE TO 64,718,887 SHARES OUTSTANDING–100.00%	$829,711,645
NET ASSET VALUE PER SHARE–LVIP AMERICAN BALANCED ALLOCATION FUND STANDARD CLASS ($47,033,284 / 3,658,598 Shares)	$12.856
NET ASSET VALUE PER SHARE–LVIP AMERICAN BALANCED ALLOCATION FUND SERVICE CLASS ($782,678,361 / 61,060,289 Shares)	$12.818
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$702,545,450
Distributable earnings/(accumulated loss)	127,166,195
TOTAL NET ASSETS	$829,711,645

✧ Class R-6 shares.
★ Includes $955,499 payable for securities purchased, $817,669 payable for fund shares redeemed, $34,568 other accrued expenses payable and $402,887 due to manager and affiliates as of June 30, 2022.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–4

LVIP American Growth Allocation Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.04%
Asset Allocation Fund–11.02%
✧American Funds®– Capital Income Builder	1,379,033	$ 86,189,533
		86,189,533
Equity Funds–38.83%
✧American Funds®-
American Mutual Fund	2,591,902	125,188,875
Growth Fund of America	1,750,527	90,834,821
Investment Company of America	2,147,497	87,746,730
		303,770,426
Fixed Income Funds–26.91%
✧American Funds®-
Bond Fund of America	9,827,547	116,554,703
High-Income Trust	3,962,678	35,664,106
Inflation Linked Bond Fund	2,135,058	21,500,040
Intermediate Bond Fund of America	2,856,290	36,760,449
		210,479,298
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–5.36%
✧American Funds®– Smallcap World Fund	740,171	$ 41,923,291
		41,923,291
International Equity Funds–17.92%
✧American Funds®-
EuroPacific Growth Fund	2,500,647	120,581,184
New World Fund	297,989	19,568,972
		140,150,156
Money Market Fund–0.00%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	4,082	4,082
		4,082
Total Investment Companies (Cost $875,796,769)		782,516,786

TOTAL INVESTMENTS–100.04% (Cost $875,796,769)	782,516,786
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(292,778)
NET ASSETS APPLICABLE TO 59,819,045 SHARES OUTSTANDING–100.00%	$782,224,008
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH ALLOCATION FUND STANDARD CLASS ($31,483,189 / 2,400,760 Shares)	$13.114
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH ALLOCATION FUND SERVICE CLASS ($750,740,819 / 57,418,285 Shares)	$13.075
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$649,516,426
Distributable earnings/(accumulated loss)	132,707,582
TOTAL NET ASSETS	$782,224,008

✧ Class R-6 shares.
★ Includes $649,575 payable for securities purchased, $107,860 payable for fund shares redeemed, $34,156 other accrued expenses payable and $385,118 due to manager and affiliates as of June 30, 2022.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–5

LVIP American Income Allocation Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.07%
Asset Allocation Fund–13.79%
✧American Funds®– Capital Income Builder	405,501	$ 25,343,798
		25,343,798
Equity Funds–24.21%
✧American Funds®-
American Mutual Fund	273,280	13,199,420
Growth Fund of America	242,097	12,562,398
Investment Company of America	458,825	18,747,611
		44,509,429
Fixed Income Funds–56.54%
✧American Funds®-
Bond Fund of America	5,065,804	60,080,436
Capital World Bond Fund	336,325	5,579,640
High-Income Trust	915,562	8,240,060
Inflation Linked Bond Fund	845,688	8,516,073
Intermediate Bond Fund of America	1,672,289	21,522,354
		103,938,563
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–1.92%
✧American Funds®– Smallcap World Fund	62,202	$ 3,523,126
		3,523,126
International Equity Funds–3.61%
✧American Funds®-
EuroPacific Growth Fund	99,985	4,821,270
New World Fund	27,516	1,806,985
		6,628,255
Total Investment Companies (Cost $195,636,741)		183,943,171

TOTAL INVESTMENTS–100.07% (Cost $195,636,741)	183,943,171
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(121,163)
NET ASSETS APPLICABLE TO 16,211,489 SHARES OUTSTANDING–100.00%	$183,822,008
NET ASSET VALUE PER SHARE–LVIP AMERICAN INCOME ALLOCATION FUND STANDARD CLASS ($11,480,469 / 1,009,924 Shares)	$11.368
NET ASSET VALUE PER SHARE–LVIP AMERICAN INCOME ALLOCATION FUND SERVICE CLASS ($172,341,539 / 15,201,565 Shares)	$11.337
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$171,880,301
Distributable earnings/(accumulated loss)	11,941,707
TOTAL NET ASSETS	$183,822,008

✧ Class R-6 shares.
★ Includes $290,488 payable for securities purchased, $423,128 payable for fund shares redeemed, $28,042 other accrued expenses payable, $88,304 due to manager and affiliates and $205,339 due to custodian as of June 30, 2022.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–6

LVIP American Allocation Funds
Statements of Operations
Six Months Ended June 30, 2022 (unaudited)
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
INVESTMENT INCOME:
Dividends	$ 7,693,638	$ 5,491,631	$ 2,136,926
EXPENSES:
Distribution fees-Service Class	1,536,021	1,470,052	333,275
Management fees	1,161,909	1,087,912	252,713
Shareholder servicing fees	134,781	126,198	29,315
Accounting and administration expenses	60,135	57,739	30,203
Professional fees	18,252	17,829	12,631
Trustees’ fees and expenses	14,659	13,801	3,191
Custodian fees	10,816	10,283	5,572
Reports and statements to shareholders	7,115	6,479	2,987
Consulting fees	1,447	1,429	1,223
Pricing fees	275	233	230
Other	8,346	7,995	2,638
	2,953,756	2,799,950	673,978
Less:
Management fees waived	(185,906)	(152,308)	(40,434)
Total operating expenses	2,767,850	2,647,642	633,544
NET INVESTMENT INCOME	4,925,788	2,843,989	1,503,382
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	404,639	—	—
Sale of unaffiliated investments	171,934,639	193,075,716	16,707,696
Distributions from unaffiliated investment companies	2,305,619	3,209,033	337,882
Net realized gain	174,644,897	196,284,749	17,045,578
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(639,302)	—	—
Unaffiliated investments	(339,911,509)	(365,613,364)	(48,434,191)
Net change in unrealized appreciation (depreciation)	(340,550,811)	(365,613,364)	(48,434,191)
NET REALIZED AND UNREALIZED LOSS	(165,905,914)	(169,328,615)	(31,388,613)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(160,980,126)	$(166,484,626)	$(29,885,231)
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–7

LVIP American Allocation Funds
Statements of Changes in Net Assets
	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,925,788	$ 12,316,395	$ 2,843,989	$ 10,704,015	$ 1,503,382	$ 2,611,095
Net realized gain	174,644,897	47,734,958	196,284,749	45,525,637	17,045,578	11,501,130
Net change in unrealized appreciation (depreciation)	(340,550,811)	39,324,084	(365,613,364)	40,301,460	(48,434,191)	1,080,213
Net increase (decrease) in net assets resulting from operations	(160,980,126)	99,375,437	(166,484,626)	96,531,112	(29,885,231)	15,192,438
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,630,331)	—	(1,197,624)	—	(546,846)
Service Class	—	(42,354,065)	—	(40,158,172)	—	(8,828,942)
	—	(44,984,396)	—	(41,355,796)	—	(9,375,788)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,554,879	6,427,790	8,951,369	9,811,426	1,441,319	2,820,494
Service Class	27,039,372	87,491,993	26,127,186	79,843,454	7,087,572	26,634,355
Reinvestment of dividends and distributions:
Standard Class	—	2,630,331	—	1,197,624	—	546,846
Service Class	—	42,354,065	—	40,158,172	—	8,828,942
	29,594,251	138,904,179	35,078,555	131,010,676	8,528,891	38,830,637
Cost of shares redeemed:
Standard Class	(3,108,560)	(5,318,548)	(1,559,213)	(2,431,429)	(697,198)	(2,990,908)
Service Class	(70,036,258)	(138,081,717)	(64,464,894)	(143,991,333)	(19,486,672)	(37,875,836)
	(73,144,818)	(143,400,265)	(66,024,107)	(146,422,762)	(20,183,870)	(40,866,744)
Decrease in net assets derived from capital share transactions	(43,550,567)	(4,496,086)	(30,945,552)	(15,412,086)	(11,654,979)	(2,036,107)
NET INCREASE (DECREASE) IN NET ASSETS	(204,530,693)	49,894,955	(197,430,178)	39,763,230	(41,540,210)	3,780,543
NET ASSETS:
Beginning of period	1,034,242,338	984,347,383	979,654,186	939,890,956	225,362,218	221,581,675
End of period	$ 829,711,645	$1,034,242,338	$ 782,224,008	$ 979,654,186	$183,822,008	$225,362,218
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–8

LVIP American Balanced Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Balanced Allocation Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 15.250	$ 14.451	$ 13.077	$ 11.823	$ 12.998	$ 11.865
Income (loss) from investment operations:
Net investment income[2]	0.097	0.234	0.226	0.265	0.218	0.238
Net realized and unrealized gain (loss)	(2.491)	1.294	1.870	1.794	(0.724)	1.508
Total from investment operations	(2.394)	1.528	2.096	2.059	(0.506)	1.746
Less dividends and distributions from:
Net investment income	—	(0.373)	(0.262)	(0.323)	(0.263)	(0.282)
Net realized gain	—	(0.356)	(0.460)	(0.482)	(0.406)	(0.331)
Total dividends and distributions	—	(0.729)	(0.722)	(0.805)	(0.669)	(0.613)
Net asset value, end of period	$ 12.856	$ 15.250	$ 14.451	$ 13.077	$ 11.823	$ 12.998
Total return[3]	(15.72%)	10.63%	16.38%	17.63%	(4.06%)	14.80%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 47,033	$ 56,474	$ 49,888	$ 37,760	$ 30,739	$ 33,900
Ratio of expenses to average net assets[4]	0.27%	0.25%	0.26%	0.25%	0.25%	0.24%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.30%	0.31%	0.30%	0.30%	0.29%
Ratio of net investment income to average net assets	1.39% [5]	1.54%	1.70%	2.07%	1.69%	1.87%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.35% [5]	1.49%	1.65%	2.02%	1.64%	1.82%
Portfolio turnover	66%	16%	22%	12%	41%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–9

LVIP American Balanced Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Balanced Allocation Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 15.232	$ 14.436	$ 13.069	$ 11.819	$ 12.991	$ 11.860
Income (loss) from investment operations:
Net investment income[2]	0.072	0.180	0.179	0.220	0.172	0.193
Net realized and unrealized gain (loss)	(2.486)	1.292	1.863	1.790	(0.721)	1.506
Total from investment operations	(2.414)	1.472	2.042	2.010	(0.549)	1.699
Less dividends and distributions from:
Net investment income	—	(0.320)	(0.215)	(0.278)	(0.217)	(0.237)
Net realized gain	—	(0.356)	(0.460)	(0.482)	(0.406)	(0.331)
Total dividends and distributions	—	(0.676)	(0.675)	(0.760)	(0.623)	(0.568)
Net asset value, end of period	$ 12.818	$ 15.232	$ 14.436	$ 13.069	$ 11.819	$ 12.991
Total return[3]	(15.86%)	10.24%	15.97%	17.22%	(4.39%)	14.41%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 782,678	$977,768	$934,459	$871,206	$796,230	$888,018
Ratio of expenses to average net assets[4]	0.62%	0.60%	0.61%	0.60%	0.60%	0.59%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.65%	0.66%	0.65%	0.65%	0.64%
Ratio of net investment income to average net assets	1.04% [5]	1.19%	1.35%	1.72%	1.34%	1.52%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.00% [5]	1.14%	1.30%	1.67%	1.29%	1.47%
Portfolio turnover	66%	16%	22%	12%	41%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–10

LVIP American Growth Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Allocation Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 15.828	$ 14.945	$ 13.459	$ 12.168	$ 13.632	$ 12.207
Income (loss) from investment operations:
Net investment income[2]	0.071	0.229	0.192	0.244	0.210	0.222
Net realized and unrealized gain (loss)	(2.785)	1.393	2.057	2.099	(0.856)	1.904
Total from investment operations	(2.714)	1.622	2.249	2.343	(0.646)	2.126
Less dividends and distributions from:
Net investment income	—	(0.345)	(0.219)	(0.314)	(0.272)	(0.258)
Net realized gain	—	(0.394)	(0.544)	(0.738)	(0.546)	(0.443)
Total dividends and distributions	—	(0.739)	(0.763)	(1.052)	(0.818)	(0.701)
Net asset value, end of period	$ 13.114	$ 15.828	$ 14.945	$ 13.459	$ 12.168	$ 13.632
Total return[3]	(17.16%)	10.88%	17.21%	19.61%	(5.00%)	17.56%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 31,483	$ 29,845	$ 20,171	$ 17,758	$ 14,524	$ 15,691
Ratio of expenses to average net assets[4]	0.27%	0.25%	0.26%	0.25%	0.25%	0.24%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.30%	0.31%	0.30%	0.30%	0.29%
Ratio of net investment income to average net assets	0.99% [5]	1.45%	1.42%	1.84%	1.55%	1.68%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.95% [5]	1.40%	1.37%	1.79%	1.50%	1.63%
Portfolio turnover	72%	15%	19%	12%	44%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–11

LVIP American Growth Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Allocation Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 15.809	$ 14.928	$ 13.450	$ 12.163	$ 13.624	$ 12.203
Income (loss) from investment operations:
Net investment income[2]	0.046	0.173	0.145	0.197	0.162	0.175
Net realized and unrealized gain (loss)	(2.780)	1.391	2.048	2.095	(0.853)	1.901
Total from investment operations	(2.734)	1.564	2.193	2.292	(0.691)	2.076
Less dividends and distributions from:
Net investment income	—	(0.289)	(0.171)	(0.267)	(0.224)	(0.212)
Net realized gain	—	(0.394)	(0.544)	(0.738)	(0.546)	(0.443)
Total dividends and distributions	—	(0.683)	(0.715)	(1.005)	(0.770)	(0.655)
Net asset value, end of period	$ 13.075	$ 15.809	$ 14.928	$ 13.450	$ 12.163	$ 13.624
Total return[3]	(17.31%)	10.50%	16.79%	19.20%	(5.34%)	17.15%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 750,741	$949,809	$919,720	$859,184	$795,498	$888,216
Ratio of expenses to average net assets[4]	0.62%	0.60%	0.61%	0.60%	0.60%	0.59%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.65%	0.66%	0.65%	0.65%	0.64%
Ratio of net investment income to average net assets	0.64% [5]	1.10%	1.07%	1.49%	1.20%	1.33%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.60% [5]	1.05%	1.02%	1.44%	1.15%	1.28%
Portfolio turnover	72%	15%	19%	12%	44%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–12

LVIP American Income Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Income Allocation Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 13.143	$ 12.804	$ 11.701	$ 11.012	$ 11.770	$ 11.098
Income (loss) from investment operations:
Net investment income[2]	0.110	0.198	0.226	0.267	0.229	0.225
Net realized and unrealized gain (loss)	(1.885)	0.745	1.415	1.287	(0.526)	0.911
Total from investment operations	(1.775)	0.943	1.641	1.554	(0.297)	1.136
Less dividends and distributions from:
Net investment income	—	(0.409)	(0.281)	(0.286)	(0.258)	(0.278)
Net realized gain	—	(0.195)	(0.257)	(0.579)	(0.203)	(0.186)
Total dividends and distributions	—	(0.604)	(0.538)	(0.865)	(0.461)	(0.464)
Net asset value, end of period	$ 11.368	$ 13.143	$ 12.804	$ 11.701	$ 11.012	$ 11.770
Total return[3]	(13.54%)	7.39%	14.17%	14.30%	(2.57%)	10.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 11,480	$12,452	$ 11,783	$ 10,924	$ 8,626	$ 9,096
Ratio of expenses to average net assets[4]	0.30%	0.28%	0.29%	0.28%	0.28%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.34%	0.33%	0.34%	0.33%	0.33%	0.32%
Ratio of net investment income to average net assets	1.81% [5]	1.49%	1.87%	2.28%	1.95%	1.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.77% [5]	1.44%	1.82%	2.23%	1.90%	1.87%
Portfolio turnover	73%	18%	25%	17%	31%	32%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–13

LVIP American Income Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Income Allocation Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 13.130	$ 12.793	$ 11.694	$ 11.009	$ 11.764	$ 11.094
Income (loss) from investment operations:
Net investment income[2]	0.089	0.151	0.184	0.225	0.188	0.183
Net realized and unrealized gain (loss)	(1.882)	0.743	1.411	1.285	(0.525)	0.910
Total from investment operations	(1.793)	0.894	1.595	1.510	(0.337)	1.093
Less dividends and distributions from:
Net investment income	—	(0.362)	(0.239)	(0.246)	(0.215)	(0.237)
Net realized gain	—	(0.195)	(0.257)	(0.579)	(0.203)	(0.186)
Total dividends and distributions	—	(0.557)	(0.496)	(0.825)	(0.418)	(0.423)
Net asset value, end of period	$ 11.337	$ 13.130	$ 12.793	$ 11.694	$ 11.009	$ 11.764
Total return[3]	(13.69%)	7.01%	13.77%	13.90%	(2.91%)	9.89%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 172,342	$212,910	$209,799	$194,599	$178,751	$203,163
Ratio of expenses to average net assets[4]	0.65%	0.63%	0.64%	0.63%	0.63%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.69%	0.68%	0.69%	0.68%	0.68%	0.67%
Ratio of net investment income to average net assets	1.46% [5]	1.14%	1.52%	1.93%	1.60%	1.57%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.42% [5]	1.09%	1.47%	1.88%	1.55%	1.52%
Portfolio turnover	73%	18%	25%	17%	31%	32%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–14

LVIP American Allocation Funds
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund and LVIP American Income Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Funds’ shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in series of the American Funds® family of funds (collectively, the “Underlying Funds”). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, each Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Balanced Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP American Growth Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
The investment objective of the LVIP American Income Allocation Fund is to seek to have a high level of current income with some consideration given to growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2022, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP American Allocation Funds–15

LVIP American Allocation Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   Effective January 1, 2022, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount for LVIP American Growth Allocation Fund is 0.035% and for LVIP American Balanced Allocation Fund and LVIP American Income Allocation Fund is 0.04% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to January 1, 2022, the waiver amount was 0.05% of each Fund's average daily net assets.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Administrative	$31,926	$29,922	$6,941
Legal	5,700	5,342	1,239
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2022, these fees were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Printing and mailing	$1,964	$1,523	$605
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP American Allocation Funds–16

LVIP American Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2022, each Fund had liabilities payable to affiliates as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Management fees payable to LIAC	$147,392	$141,573	$32,392
Distribution fees payable to LFD	231,790	221,345	50,672
Printing and mailing fees payable to Lincoln Life	3,351	3,104	767
Shareholder servicing fees payable to Lincoln Life	20,354	19,096	4,473
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2022, were as follows:
LVIP American Balanced Allocation Fund
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-0.00%@
Fixed Income Fund-0.00%@
×,✢American Funds Insurance Series® – Mortgage Fund	$31,194,317	$28,947	$30,988,601	$404,639	$(639,302)	$—	—	$—	$—

@ As a percentage of Net Assets as of June 30, 2022.
× Issuer is no longer an affiliate of the Fund at June 30, 2022.
✢ Class 1 shares.
3. Investments
For the six months ended June 30, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Purchases	$623,098,171	$640,158,205	$150,485,324
Sales	659,630,439	665,102,912	160,074,557
LVIP American Allocation Funds–17

LVIP American Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Cost of investments	$ 912,005,688	$ 875,796,769	$195,636,741
Aggregate unrealized appreciation of investments	$ 30,480,320	$ 28,040,428	$ 7,202,419
Aggregate unrealized depreciation of investments	(112,081,777)	(121,320,411)	(18,895,989)
Net unrealized depreciation of investments	$ (81,601,457)	$ (93,279,983)	$ (11,693,570)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2022:
Level 1	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Investments:
Assets:
Investment Companies	$830,404,231	$782,516,786	$183,943,171
There were no Level 3 investments at the beginning or end of the period.
LVIP American Allocation Funds–18

LVIP American Allocation Funds
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/22	12/31/21	6/30/22	12/31/21	6/30/22	12/31/21
Shares sold:
Standard Class	177,265	427,988	624,751	615,069	119,113	212,379
Service Class	1,920,277	5,795,983	1,824,026	5,076,481	588,299	2,013,891
Shares reinvested:
Standard Class	—	171,807	—	75,320	—	41,347
Service Class	—	2,772,493	—	2,529,906	—	668,308
	2,097,542	9,168,271	2,448,777	8,296,776	707,412	2,935,925
Shares redeemed:
Standard Class	(221,927)	(348,813)	(109,568)	(154,496)	(56,635)	(226,512)
Service Class	(5,051,576)	(9,106,994)	(4,487,011)	(9,134,361)	(1,601,879)	(2,866,783)
	(5,273,503)	(9,455,807)	(4,596,579)	(9,288,857)	(1,658,514)	(3,093,295)
Net decrease	(3,175,961)	(287,536)	(2,147,802)	(992,081)	(951,102)	(157,370)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Funds had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Allocation Funds–19

LVIP American Allocation Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP American Allocation Funds–20

LVIP American Century Select Mid Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP American Century Select Mid Cap Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Century Select Mid Cap Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$865.70	0.84%	$3.89
Service Class Shares	1,000.00	864.20	1.19%	5.50
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.50	0.84%	$4.21
Service Class Shares	1,000.00	1,018.80	1.19%	5.96

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	92.71%
Aerospace & Defense	1.33%
Airlines	1.35%
Auto Components	1.72%
Banks	4.09%
Beverages	0.26%
Biotechnology	1.12%
Building Products	1.13%
Capital Markets	7.15%
Chemicals	1.62%
Commercial Services & Supplies	0.37%
Communications Equipment	1.80%
Construction & Engineering	0.42%
Containers & Packaging	2.09%
Electric Utilities	3.03%
Electrical Equipment	4.46%
Electronic Equipment, Instruments & Components	1.44%
Energy Equipment & Services	0.66%
Entertainment	0.31%
Equity Real Estate Investment Trusts	6.38%
Food & Staples Retailing	1.39%
Food Products	3.97%
Gas Utilities	1.50%
Health Care Equipment & Supplies	5.09%
Health Care Providers & Services	5.51%
Health Care Technology	0.35%
Hotels, Restaurants & Leisure	2.31%
Household Products	1.25%
Insurance	4.96%
Interactive Media & Services	0.32%
Internet & Direct Marketing Retail	0.16%
IT Services	1.17%
Leisure Products	0.47%
Life Sciences Tools & Services	1.08%
Machinery	3.37%
Media	1.07%
Multiline Retail	1.38%
Multi-Utilities	1.08%
Oil, Gas & Consumable Fuels	3.41%
Paper & Forest Products	0.55%
Pharmaceuticals	0.32%
Professional Services	0.65%
Road & Rail	0.86%
Semiconductors & Semiconductor Equipment	1.18%
Software	3.77%
Specialty Retail	1.68%
Security Type/Sector	Percentage of Net Assets
Technology Hardware, Storage & Peripherals	0.72%
Textiles, Apparel & Luxury Goods	0.36%
Thrifts & Mortgage Finance	0.32%
Trading Companies & Distributors	1.73%
Preferred Stock	0.41%
Money Market Fund	5.42%
Total Investments	98.54%
Receivables and Other Assets Net of Liabilities	1.46%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Zimmer Biomet Holdings, Inc.	2.39%
Northern Trust Corp.	1.92%
Bank of New York Mellon Corp.	1.84%
Conagra Brands, Inc.	1.63%
Allstate Corp.	1.62%
Edison International	1.59%
Emerson Electric Co.	1.57%
Quest Diagnostics, Inc.	1.48%
Reinsurance Group of America, Inc.	1.39%
Koninklijke Ahold Delhaize NV	1.39%
Total	16.82%

IT–Information Technology

LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–92.71%
Aerospace & Defense–1.33%
†CAE, Inc.	19,584	$ 482,601
Curtiss-Wright Corp.	6,691	883,614
HEICO Corp.	8,140	1,067,317
Huntington Ingalls Industries, Inc.	18,078	3,937,750
		6,371,282
Airlines–1.35%
†Southwest Airlines Co.	178,756	6,456,667
		6,456,667
Auto Components–1.72%
†Aptiv PLC	23,227	2,068,829
BorgWarner, Inc.	151,532	5,056,623
Bridgestone Corp.	30,400	1,108,365
		8,233,817
Banks–4.09%
Commerce Bancshares, Inc.	8,185	537,345
First Hawaiian, Inc.	230,109	5,225,775
Prosperity Bancshares, Inc.	81,119	5,537,994
Truist Financial Corp.	125,388	5,947,153
Westamerica BanCorp	42,218	2,349,854
		19,598,121
Beverages–0.26%
†Celsius Holdings, Inc.	19,152	1,249,859
		1,249,859
Biotechnology–1.12%
†Alnylam Pharmaceuticals, Inc.	3,520	513,392
†Horizon Therapeutics PLC	18,617	1,484,892
†Neurocrine Biosciences, Inc.	17,211	1,677,728
†Seagen, Inc.	9,500	1,680,930
		5,356,942
Building Products–1.13%
Cie de Saint-Gobain	71,816	3,103,114
Trane Technologies PLC	11,842	1,537,921
Zurn Water Solutions Corp.	28,646	780,317
		5,421,352
Capital Markets–7.15%
Ameriprise Financial, Inc.	17,174	4,081,916
Ares Management Corp. Class A	10,476	595,665
Bank of New York Mellon Corp.	211,702	8,830,091
LPL Financial Holdings, Inc.	13,866	2,558,000
MSCI, Inc.	3,619	1,491,571
Northern Trust Corp.	95,634	9,226,768
State Street Corp.	21,999	1,356,238
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
T Rowe Price Group, Inc.	54,244	$ 6,162,661
		34,302,910
Chemicals–1.62%
Akzo Nobel NV	41,942	2,742,917
Albemarle Corp.	1,268	264,987
Avient Corp.	18,564	744,045
†Axalta Coating Systems Ltd.	128,399	2,838,902
Element Solutions, Inc.	66,279	1,179,766
		7,770,617
Commercial Services & Supplies–0.37%
Republic Services, Inc.	13,451	1,760,332
		1,760,332
Communications Equipment–1.80%
†Arista Networks, Inc.	25,263	2,368,154
†F5, Inc.	33,079	5,062,410
Juniper Networks, Inc.	42,586	1,213,701
		8,644,265
Construction & Engineering–0.42%
Vinci SA	22,447	2,014,874
		2,014,874
Containers & Packaging–2.09%
Amcor PLC	90,282	1,122,205
Avery Dennison Corp.	7,326	1,185,860
Packaging Corp. of America	28,788	3,958,350
Sonoco Products Co.	65,819	3,754,316
		10,020,731
Electric Utilities–3.03%
Edison International	120,377	7,612,641
Evergy, Inc.	17,895	1,167,649
Eversource Energy	17,637	1,489,797
Pinnacle West Capital Corp.	58,040	4,243,885
		14,513,972
Electrical Equipment–4.46%
AMETEK, Inc.	15,063	1,655,273
†Atkore, Inc.	20,633	1,712,745
Emerson Electric Co.	94,332	7,503,167
†Generac Holdings, Inc.	2,995	630,687
Hubbell, Inc.	7,679	1,371,316
nVent Electric PLC	209,799	6,573,003
†Plug Power, Inc.	18,242	302,270
Regal Rexnord Corp.	10,752	1,220,567
Rockwell Automation, Inc.	2,171	432,702
		21,401,730
Electronic Equipment, Instruments & Components–1.44%
Cognex Corp.	27,298	1,160,711
†Keysight Technologies, Inc.	14,617	2,014,953
LVIP American Century Select Mid Cap Managed Volatility Fund–3

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
TE Connectivity Ltd.	33,159	$ 3,751,941
		6,927,605
Energy Equipment & Services–0.66%
Baker Hughes Co.	109,665	3,166,029
		3,166,029
Entertainment–0.31%
†Live Nation Entertainment, Inc.	9,398	776,087
†ROBLOX Corp. Class A	6,892	226,471
†Roku, Inc.	6,019	494,401
		1,496,959
Equity Real Estate Investment Trusts–6.38%
Equinix, Inc.	7,368	4,840,923
Essex Property Trust, Inc.	12,270	3,208,728
Healthcare Trust of America, Inc. Class A	141,266	3,942,734
Healthpeak Properties, Inc.	212,655	5,509,891
Realty Income Corp.	45,139	3,081,188
Regency Centers Corp.	75,960	4,505,188
Rexford Industrial Realty, Inc.	16,492	949,774
VICI Properties, Inc.	110,234	3,283,871
Weyerhaeuser Co.	38,516	1,275,650
		30,597,947
Food & Staples Retailing–1.39%
Koninklijke Ahold Delhaize NV	255,958	6,662,332
		6,662,332
Food Products–3.97%
Conagra Brands, Inc.	228,701	7,830,722
General Mills, Inc.	16,853	1,271,559
Hershey Co.	12,775	2,748,669
JM Smucker Co.	27,917	3,573,655
Kellogg Co.	17,941	1,279,911
Orkla ASA	290,278	2,325,329
		19,029,845
Gas Utilities–1.50%
Atmos Energy Corp.	12,347	1,384,099
Spire, Inc.	77,924	5,795,208
		7,179,307
Health Care Equipment & Supplies–5.09%
Baxter International, Inc.	27,721	1,780,520
Becton Dickinson & Co.	7,566	1,865,246
DENTSPLY SIRONA, Inc.	65,845	2,352,642
†Dexcom, Inc.	18,276	1,362,110
†Embecta Corp.	85,632	2,168,202
†IDEXX Laboratories, Inc.	5,342	1,873,600
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Koninklijke Philips NV	71,563	$ 1,540,751
Zimmer Biomet Holdings, Inc.	109,061	11,457,949
		24,401,020
Health Care Providers & Services–5.51%
†Amedisys, Inc.	5,944	624,833
AmerisourceBergen Corp.	30,305	4,287,552
Cardinal Health, Inc.	48,994	2,560,916
†Henry Schein, Inc.	74,071	5,684,209
Quest Diagnostics, Inc.	53,483	7,112,169
†R1 RCM, Inc.	29,615	620,731
Universal Health Services, Inc. Class B	54,775	5,516,390
		26,406,800
Health Care Technology–0.35%
†Veeva Systems, Inc. Class A	8,562	1,695,618
		1,695,618
Hotels, Restaurants & Leisure–2.31%
†Airbnb, Inc. Class A	13,862	1,234,827
†Chipotle Mexican Grill, Inc.	1,763	2,304,699
Cracker Barrel Old Country Store, Inc.	15,961	1,332,584
Hilton Worldwide Holdings, Inc.	22,898	2,551,753
Sodexo SA	51,736	3,659,509
		11,083,372
Household Products–1.25%
Kimberly-Clark Corp.	44,371	5,996,741
		5,996,741
Insurance–4.96%
Aflac, Inc.	83,750	4,633,887
Allstate Corp.	61,107	7,744,090
Chubb Ltd.	9,224	1,813,254
Hanover Insurance Group, Inc.	19,816	2,898,090
Reinsurance Group of America, Inc.	57,002	6,685,765
		23,775,086
Interactive Media & Services–0.32%
†Match Group, Inc.	21,891	1,525,584
		1,525,584
Internet & Direct Marketing Retail–0.16%
†Chewy, Inc. Class A	14,918	517,953
†Etsy, Inc.	3,641	266,558
		784,511
IT Services–1.17%
Amdocs Ltd.	37,771	3,146,702

LVIP American Century Select Mid Cap Managed Volatility Fund–4

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Cloudflare, Inc. Class A	15,808	$ 691,600
†EPAM Systems, Inc.	4,900	1,444,422
†Okta, Inc.	3,617	326,977
		5,609,701
Leisure Products–0.47%
Polaris, Inc.	22,773	2,260,903
		2,260,903
Life Sciences Tools & Services–1.08%
Agilent Technologies, Inc.	7,793	925,575
Bio-Techne Corp.	3,745	1,298,167
†IQVIA Holdings, Inc.	7,846	1,702,503
†Mettler-Toledo International, Inc.	1,083	1,244,118
		5,170,363
Machinery–3.37%
Cummins, Inc.	18,985	3,674,167
Graco, Inc.	16,135	958,580
IMI PLC	119,131	1,708,659
Oshkosh Corp.	67,648	5,556,607
PACCAR, Inc.	19,928	1,640,872
Parker-Hannifin Corp.	4,568	1,123,956
Stanley Black & Decker, Inc.	14,270	1,496,352
		16,159,193
Media–1.07%
Fox Corp. Class B	172,177	5,113,657
		5,113,657
Multiline Retail–1.38%
†Dollar Tree, Inc.	42,357	6,601,338
		6,601,338
Multi-Utilities–1.08%
NorthWestern Corp.	87,953	5,183,070
		5,183,070
Oil, Gas & Consumable Fuels–3.41%
Devon Energy Corp.	60,935	3,358,128
Diamondback Energy, Inc.	15,161	1,836,755
Enterprise Products Partners LP	175,897	4,286,610
†Excelerate Energy, Inc. Class A	19,682	392,066
Hess Corp.	11,395	1,207,186
Phillips 66	35,793	2,934,668
Pioneer Natural Resources Co.	10,503	2,343,009
		16,358,422
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products–0.55%
Mondi PLC	149,475	$ 2,653,204
		2,653,204
Pharmaceuticals–0.32%
†Sarepta Therapeutics, Inc.	20,509	1,537,355
		1,537,355
Professional Services–0.65%
Jacobs Engineering Group, Inc.	14,450	1,837,028
Verisk Analytics, Inc.	7,384	1,278,097
		3,115,125
Road & Rail–0.86%
Heartland Express, Inc.	168,942	2,349,983
†Lyft, Inc. Class A	29,192	387,670
Norfolk Southern Corp.	6,066	1,378,741
		4,116,394
Semiconductors & Semiconductor Equipment–1.18%
Applied Materials, Inc.	14,425	1,312,387
†Enphase Energy, Inc.	6,947	1,356,332
Marvell Technology, Inc.	21,093	918,178
Monolithic Power Systems, Inc.	3,994	1,533,856
Skyworks Solutions, Inc.	5,794	536,756
		5,657,509
Software–3.77%
†Cadence Design Systems, Inc.	25,688	3,853,971
†Datadog, Inc. Class A	16,280	1,550,507
†DocuSign, Inc.	6,359	364,879
†HubSpot, Inc.	1,609	483,746
†Manhattan Associates, Inc.	19,265	2,207,769
Open Text Corp.	95,453	3,611,941
†Palo Alto Networks, Inc.	9,607	4,745,282
†Trade Desk, Inc. Class A	29,985	1,256,072
		18,074,167
Specialty Retail–1.68%
Advance Auto Parts, Inc.	38,455	6,656,176
†Burlington Stores, Inc.	6,598	898,846
†Five Below, Inc.	4,201	476,519
		8,031,541
Technology Hardware, Storage & Peripherals–0.72%
HP, Inc.	104,679	3,431,378
		3,431,378
Textiles, Apparel & Luxury Goods–0.36%
†Lululemon Athletica, Inc.	6,303	1,718,261
		1,718,261

LVIP American Century Select Mid Cap Managed Volatility Fund–5

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.32%
Capitol Federal Financial, Inc.	167,519	$ 1,537,824
		1,537,824
Trading Companies & Distributors–1.73%
†Beacon Roofing Supply, Inc.	44,878	2,304,934
MSC Industrial Direct Co., Inc. Class A	79,940	6,004,293
		8,309,227
Total Common Stock (Cost $437,502,106)		444,484,859
PREFERRED STOCK–0.41%
Henkel AG & Co. KGaA 3.11%	32,075	1,984,819
Total Preferred Stock (Cost $2,069,479)		1,984,819

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–5.42%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	25,978,520	$ 25,978,520
Total Money Market Fund (Cost $25,978,520)		25,978,520

TOTAL INVESTMENTS–98.54% (Cost $465,550,105)	472,448,198
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.46%	6,984,103
NET ASSETS APPLICABLE TO 34,737,285 SHARES OUTSTANDING–100.00%	$479,432,301
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY SELECT MID CAP MANAGED VOLATILITY FUND STANDARD CLASS ($18,560 / 1,340 Shares)	$13.851
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY SELECT MID CAP MANAGED VOLATILITY FUND SERVICE CLASS ($479,413,741 / 34,735,945 Shares)	$13.802
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$401,826,648
Distributable earnings/(accumulated loss)	77,605,653
TOTAL NET ASSETS	$479,432,301

† Non-income producing.
★ Includes $6,115,974 cash collateral held at broker for futures contracts, $1,678,533 variation margin due from broker on futures contracts, $2,001,835 payable for securities purchased, $24,724 payable for fund shares redeemed, $71,483 other accrued expenses payable, $463,690 due to manager and affiliates and $362,595 due to custodian as of June 30, 2022.
LVIP American Century Select Mid Cap Managed Volatility Fund–6

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2022:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	GBP	(3,214,134)	USD	3,948,062	9/30/22	$28,496	$ —
BOA	GBP	105,023	USD	(129,058)	9/30/22	—	(985)
BOA	GBP	(80,011)	USD	97,220	9/30/22	—	(352)
BOA	JPY	(133,334,400)	USD	993,861	9/30/22	4,604	—
BOA	JPY	4,522,000	USD	(33,476)	9/30/22	74	—
GSI	CAD	(535,910)	USD	415,977	9/29/22	—	(417)
JPMC	EUR	(17,736,510)	USD	18,755,681	9/30/22	45,685	—
UBS	NOK	(18,357,181)	USD	1,844,266	9/30/22	—	(23,301)
UBS	NOK	(661,253)	USD	67,416	9/30/22	144	—
Total Foreign Currency Exchange Contracts						$79,003	$(25,055)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(44)	British Pound	$ (3,354,725)	$ (3,351,017)	9/19/22	$ —	$ (3,708)
(43)	Euro	(5,664,175)	(5,664,217)	9/19/22	42	—
(43)	Japanese Yen	(3,985,831)	(4,022,491)	9/19/22	36,660	—
					36,702	(3,708)
Equity Contracts:
(109)	E-mini S&P 500 Index	(20,652,775)	(20,378,476)	9/16/22	—	(274,299)
(247)	E-mini S&P MidCap 400 Index	(56,019,600)	(55,900,834)	9/16/22	—	(118,766)
(152)	Euro STOXX 50 Index	(5,481,114)	(5,523,370)	9/16/22	42,256	—
(38)	FTSE 100 Index	(3,293,990)	(3,291,525)	9/16/22	—	(2,465)
(20)	Nikkei 225 Index (OSE)	(3,888,562)	(3,872,436)	9/8/22	—	(16,126)
					42,256	(411,656)
Total Futures Contracts					$78,958	$(415,364)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022.

Summary of Abbreviations:
BOA–Bank of America
CAD–Canadian Dollar
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GSI–Goldman Sachs International
IT–Information Technology
JPMC–JPMorgan Chase
JPY–Japanese Yen
NOK–Norwegian Krone
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund–7

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 5,761,391
Foreign taxes withheld	(81,049)
5,680,342
EXPENSES:
Management fees	2,031,359
Distribution fees-Service Class	947,932
Shareholder servicing fees	78,546
Accounting and administration expenses	77,943
Custodian fees	24,533
Professional fees	22,063
Trustees’ fees and expenses	8,458
Reports and statements to shareholders	7,643
Pricing fees	3,941
Consulting fees	1,658
Other	7,842
3,211,918
Less:
Management fees waived	(13,542)
Total operating expenses	3,198,376
NET INVESTMENT INCOME	2,481,966
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	32,451,393
Foreign currencies	(23,801)
Foreign currency exchange contracts	2,151,420
Futures contracts	(3,527,029)
Net realized gain	31,051,983
Net change in unrealized appreciation (depreciation) of:
Investments	(110,187,780)
Foreign currencies	9,255
Foreign currency exchange contracts	370,762
Futures contracts	(722,704)
Net change in unrealized appreciation (depreciation)	(110,530,467)
NET REALIZED AND UNREALIZED LOSS	(79,478,484)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (76,996,518)
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 2,481,966	$ 3,245,133
Net realized gain	31,051,983	74,853,189
Net change in unrealized appreciation (depreciation)	(110,530,467)	29,607,516
Net increase (decrease) in net assets resulting from operations	(76,996,518)	107,705,838
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(740)
Service Class	—	(18,609,407)
	—	(18,610,147)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	9,016,490	24,134,840
Reinvestment of dividends and distributions:
Standard Class	—	740
Service Class	—	18,609,407
	9,016,490	42,744,987
Cost of shares redeemed:
Service Class	(46,558,715)	(80,495,818)
	(46,558,715)	(80,495,818)
Decrease in net assets derived from capital share transactions	(37,542,225)	(37,750,831)
NET INCREASE (DECREASE) IN NET ASSETS	(114,538,743)	51,344,860
NET ASSETS:
Beginning of period	593,971,044	542,626,184
End of period	$ 479,432,301	$593,971,044
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund–8

LVIP American Century Select Mid Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Select Mid Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19 [3]	12/31/18	12/31/17
Net asset value, beginning of period	$ 15.994	$ 13.667	$ 14.029	$ 11.749	$ 13.801	$ 12.418
Income (loss) from investment operations:
Net investment income[4]	0.096	0.144	0.137	0.199	0.154	0.154
Net realized and unrealized gain (loss)	(2.239)	2.755	0.442	3.034	(1.532)	1.552
Total from investment operations	(2.143)	2.899	0.579	3.233	(1.378)	1.706
Less dividends and distributions from:
Net investment income	—	(0.206)	(0.084)	(0.440)	(0.156)	(0.167)
Net realized gain	—	(0.366)	(0.803)	(0.513)	(0.518)	(0.156)
Return of capital	—	—	(0.054)	—	—	—
Total dividends and distributions	—	(0.572)	(0.941)	(0.953)	(0.674)	(0.323)
Net asset value, end of period	$ 13.851	$ 15.994	$ 13.667	$ 14.029	$ 11.749	$ 13.801
Total return[5]	(13.43%)	21.22%	5.16%	27.80%	(10.53%)	13.79%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 19	$ 21	$ 18	$ 17	$ 13	$ 15
Ratio of expenses to average net assets[6]	0.84%	0.82%	0.87%	0.60%	0.06%	0.06%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.85%	0.83%	0.87%	0.83%	0.82%	0.81%
Ratio of net investment income to average net assets	1.26%	0.92%	1.09%	1.47%	1.12%	1.17%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.25%	0.91%	1.09%	1.23%	0.36%	0.42%
Portfolio turnover	41%	51%	86%	58%	5%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2019, American Century Investment Management, Inc. is responsible for the day-to-day management of the Fund’s investment portfolio, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds prior to May 1, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund–9

LVIP American Century Select Mid Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Select Mid Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19 [3]	12/31/18	12/31/17
Net asset value, beginning of period	$ 15.970	$ 13.649	$ 14.018	$ 11.747	$ 13.796	$ 12.420
Income (loss) from investment operations:
Net investment income[4]	0.069	0.087	0.092	0.151	0.105	0.108
Net realized and unrealized gain (loss)	(2.237)	2.750	0.436	3.030	(1.523)	1.545
Total from investment operations	(2.168)	2.837	0.528	3.181	(1.418)	1.653
Less dividends and distributions from:
Net investment income	—	(0.150)	(0.057)	(0.397)	(0.113)	(0.121)
Net realized gain	—	(0.366)	(0.803)	(0.513)	(0.518)	(0.156)
Return of capital	—	—	(0.037)	—	—	—
Total dividends and distributions	—	(0.516)	(0.897)	(0.910)	(0.631)	(0.277)
Net asset value, end of period	$ 13.802	$ 15.970	$ 13.649	$ 14.018	$ 11.747	$ 13.796
Total return[5]	(13.58%)	20.79%	4.82%	27.35%	(10.85%)	13.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 479,414	$593,950	$542,608	$519,933	$ 373,568	$367,232
Ratio of expenses to average net assets[6]	1.19%	1.17%	1.22%	0.95%	0.41%	0.41%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.20%	1.18%	1.22%	1.18%	1.17%	1.16%
Ratio of net investment income to average net assets	0.91%	0.57%	0.74%	1.12%	0.77%	0.82%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.90%	0.56%	0.74%	0.89%	0.01%	0.07%
Portfolio turnover	41%	51%	86%	58%	5%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2019, American Century Investment Management, Inc. is responsible for the day-to-day management of the Fund’s investment portfolio, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds prior to May 1, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund–10

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP American Century Select Mid Cap Managed Volatility Fund–11

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2022, the value and cost of foreign currency held by the LVIP American Century Select Mid Cap Managed Volatility Fund is $51,375 and $40,958 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.    LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
American Century Investment Management, Inc, (“American Century”) are sub-adviser to the Fund and is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$18,531
Legal	3,308
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP American Century Select Mid Cap Managed Volatility Fund–12

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,023 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had receivables due from and liabilities payable to affiliates as follows:
Management fees payable to LIAC	$304,676
Distribution fees payable to LFD	143,131
Printing and mailing fees payable to Lincoln Life	4,023
Shareholder servicing fees payable to Lincoln Life	11,860
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2022, the Fund engaged in securities purchases of $465,032 and securities sales of $0, which resulted in net realized gains of $0.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$210,727,588
Sales	238,168,307
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$465,550,105
Aggregate unrealized appreciation of investments and derivatives	$ 41,316,596
Aggregate unrealized depreciation of investments and derivatives	(34,418,503)
Net unrealized appreciation of investments and derivatives	$ 6,898,093
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
LVIP American Century Select Mid Cap Managed Volatility Fund–13

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 6,371,282	$ —	$—	$ 6,371,282
Airlines	6,456,667	—	—	6,456,667
Auto Components	7,125,452	1,108,365	—	8,233,817
Banks	19,598,121	—	—	19,598,121
Beverages	1,249,859	—	—	1,249,859
Biotechnology	5,356,942	—	—	5,356,942
Building Products	2,318,238	3,103,114	—	5,421,352
Capital Markets	34,302,910	—	—	34,302,910
Chemicals	5,027,700	2,742,917	—	7,770,617
Commercial Services & Supplies	1,760,332	—	—	1,760,332
Communications Equipment	8,644,265	—	—	8,644,265
Construction & Engineering	—	2,014,874	—	2,014,874
Containers & Packaging	10,020,731	—	—	10,020,731
Electric Utilities	14,513,972	—	—	14,513,972
Electrical Equipment	21,401,730	—	—	21,401,730
Electronic Equipment, Instruments & Components	6,927,605	—	—	6,927,605
Energy Equipment & Services	3,166,029	—	—	3,166,029
Entertainment	1,496,959	—	—	1,496,959
Equity Real Estate Investment Trusts	30,597,947	—	—	30,597,947
Food & Staples Retailing	—	6,662,332	—	6,662,332
Food Products	16,704,516	2,325,329	—	19,029,845
Gas Utilities	7,179,307	—	—	7,179,307
Health Care Equipment & Supplies	24,401,020	—	—	24,401,020
Health Care Providers & Services	26,406,800	—	—	26,406,800
Health Care Technology	1,695,618	—	—	1,695,618
Hotels, Restaurants & Leisure	7,423,863	3,659,509	—	11,083,372
Household Products	5,996,741	—	—	5,996,741
Insurance	23,775,086	—	—	23,775,086
Interactive Media & Services	1,525,584	—	—	1,525,584
Internet & Direct Marketing Retail	784,511	—	—	784,511
IT Services	5,609,701	—	—	5,609,701
Leisure Products	2,260,903	—	—	2,260,903
Life Sciences Tools & Services	5,170,363	—	—	5,170,363
Machinery	14,450,534	1,708,659	—	16,159,193
Media	5,113,657	—	—	5,113,657
Multiline Retail	6,601,338	—	—	6,601,338
Multi-Utilities	5,183,070	—	—	5,183,070
Oil, Gas & Consumable Fuels	16,358,422	—	—	16,358,422
Paper & Forest Products	—	2,653,204	—	2,653,204
Pharmaceuticals	1,537,355	—	—	1,537,355
Professional Services	3,115,125	—	—	3,115,125
Road & Rail	4,116,394	—	—	4,116,394
Semiconductors & Semiconductor Equipment	5,657,509	—	—	5,657,509
Software	18,074,167	—	—	18,074,167
LVIP American Century Select Mid Cap Managed Volatility Fund–14

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Specialty Retail	$ 8,031,541	$ —	$—	$ 8,031,541
Technology Hardware, Storage & Peripherals	3,431,378	—	—	3,431,378
Textiles, Apparel & Luxury Goods	1,718,261	—	—	1,718,261
Thrifts & Mortgage Finance	1,537,824	—	—	1,537,824
Trading Companies & Distributors	8,309,227	—	—	8,309,227
Preferred Stock	—	1,984,819	—	1,984,819
Money Market Fund	25,978,520	—	—	25,978,520
Total Investments	$444,485,076	$27,963,122	$—	$472,448,198
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$ 79,003	$—	$ 79,003
Futures Contracts	$ 78,958	$ —	$—	$ 78,958
Liabilities:
Foreign Currency Exchange Contracts	$ —	$(25,055)	$—	$ (25,055)
Futures Contracts	$(415,364)	$ —	$—	$(415,364)
As a result of utilizing International fair value pricing at June 30, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	—	—
Service Class	597,257	1,546,632
Shares reinvested:
Standard Class	—	46
Service Class	—	1,166,076
	597,257	2,712,754
Shares redeemed:
Standard Class	—	—
Service Class	(3,053,602)	(5,276,097)
	(3,053,602)	(5,276,097)
Net decrease	(2,456,345)	(2,563,343)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP American Century Select Mid Cap Managed Volatility Fund–15

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2022, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund’s investments.
Fair values of derivative instruments as of June 30, 2022 were as follows:
LVIP American Century Select Mid Cap Managed Volatility Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$ 79,003	Receivables and other assets net of liabilities	$ (25,055)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	42,256	Receivables and other assets net of liabilities	(411,656)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	36,702	Receivables and other assets net of liabilities	(3,708)
Total		$157,961		$(440,419)
LVIP American Century Select Mid Cap Managed Volatility Fund–16

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ 2,151,420	$ 370,762
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(2,934,977)	(734,238)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(592,052)	11,534
Total		$(1,375,609)	$(351,942)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$2,458,026	$29,939,476
Futures contracts (average notional value)	21,600,209	20,625,510
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2022. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP American Century Select Mid Cap Managed Volatility Fund–17

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund–18

LVIP American Century Select Mid Cap Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP American Century Select Mid Cap Managed Volatility Fund–19

LVIP American Funds
LVIP American Global Growth Fund
LVIP American Global Small Capitalization Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP American Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee reimbursements in effect for the LVIP American Global Small Capitalization Fund.
LVIP American Global Growth Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/22*	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Service Class II Shares	$1,000.00	$719.30	0.62%	$2.64
Hypothetical
Service Class II Shares	$1,000.00	$1,021.70	0.62%	$3.11
LVIP American Global Small Capitalization Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/22*	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Service Class II Shares	$1,000.00	$677.80	0.65%	$2.70
Hypothetical
Service Class II Shares	$1,000.00	$1,021.60	0.65%	$3.26
LVIP American Growth Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/22*	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Service Class II Shares	$1,000.00	$699.80	0.60%	$2.53
Hypothetical
Service Class II Shares	$1,000.00	$1,021.80	0.60%	$3.01

LVIP American Funds–1

LVIP American Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP American Growth-Income Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/22*	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Service Class II Shares	$1,000.00	$800.70	0.60%	$2.68
Hypothetical
Service Class II Shares	$1,000.00	$1,021.80	0.60%	$3.01
LVIP American International Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/22*	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Service Class II Shares	$1,000.00	$772.20	0.62%	$2.72
Hypothetical
Service Class II Shares	$1,000.00	$1,021.70	0.62%	$3.11

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
LVIP American Funds–2

LVIP American Global Growth Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
✢American Funds Insurance Series®– Global Growth Fund	10,196,328	$ 296,407,249
Total Investment Company (Cost $268,870,775)		296,407,249

TOTAL INVESTMENTS–100.06% (Cost $268,870,775)	296,407,249
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(169,609)
NET ASSETS APPLICABLE TO 13,488,594 SHARES OUTSTANDING–100.00%	$296,237,640
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL GROWTH FUND SERVICE CLASS II ($296,237,640 / 13,488,594 Shares)	$21.962
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$222,743,859
Distributable earnings/(accumulated loss)	73,493,781
TOTAL NET ASSETS	$296,237,640

✢ Class 1 shares.
★ Includes $139,600 payable for fund shares redeemed, $24,809 other accrued expenses payable and $146,296 due to manager and affiliates as of June 30, 2022.
The LVIP American Global Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–3

LVIP American Global Small Capitalization Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.08%
Global Equity Fund–100.08%
✢American Funds Insurance Series®– Global Small Capitalization Fund	3,731,621	$ 58,287,923
Total Investment Company (Cost $68,788,198)		58,287,923

TOTAL INVESTMENTS–100.08% (Cost $68,788,198)	58,287,923
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(47,070)
NET ASSETS APPLICABLE TO 4,198,788 SHARES OUTSTANDING–100.00%	$58,240,853
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL SMALL CAPITALIZATION FUND SERVICE CLASS II ($58,240,853 / 4,198,788 Shares)	$13.871
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$45,413,433
Distributable earnings/(accumulated loss)	12,827,420
TOTAL NET ASSETS	$58,240,853

✢ Class 1 shares.
★ Includes $4,454 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $121,360 payable for securities purchased, $2,690 payable for fund shares redeemed, $22,372 other accrued expenses payable and $29,440 due to manager and affiliates as of June 30, 2022.
The LVIP American Global Small Capitalization Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–4

LVIP American Growth Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
✢American Funds Insurance Series®– Growth Fund	17,025,036	$ 1,304,287,973
Total Investment Company (Cost $1,321,150,041)		1,304,287,973

TOTAL INVESTMENTS–100.05% (Cost $1,321,150,041)	1,304,287,973
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(679,094)
NET ASSETS APPLICABLE TO 48,262,627 SHARES OUTSTANDING–100.00%	$1,303,608,879
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH FUND SERVICE CLASS II ($1,303,608,879 / 48,262,627 Shares)	$27.011
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$ 934,675,687
Distributable earnings/(accumulated loss)	368,933,192
TOTAL NET ASSETS	$1,303,608,879

✢ Class 1 shares.
★ Includes $1,353,416 payable for securities purchased, $86,371 payable for fund shares redeemed, $37,084 other accrued expenses payable and $647,788 due to manager and affiliates as of June 30, 2022.
The LVIP American Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–5

LVIP American Growth-Income Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
✢American Funds Insurance Series®– Growth-Income Fund	21,861,724	$ 1,066,633,536
Total Investment Company (Cost $999,520,948)		1,066,633,536

TOTAL INVESTMENTS–100.05% (Cost $999,520,948)	1,066,633,536
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(558,555)
NET ASSETS APPLICABLE TO 47,885,993 SHARES OUTSTANDING–100.00%	$1,066,074,981
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH-INCOME FUND SERVICE CLASS II ($1,066,074,981 / 47,885,993 Shares)	$22.263
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$ 888,871,009
Distributable earnings/(accumulated loss)	177,203,972
TOTAL NET ASSETS	$1,066,074,981

✢ Class 1 shares.
★ Includes $301,622 payable for fund shares redeemed, $34,080 other accrued expenses payable and $528,791 due to manager and affiliates as of June 30, 2022.
The LVIP American Growth-Income Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–6

LVIP American International Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
✢American Funds Insurance Series®– International Fund	17,903,006	$ 271,588,606
Total Investment Company (Cost $317,598,855)		271,588,606

TOTAL INVESTMENTS–100.06% (Cost $317,598,855)	271,588,606
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(159,688)
NET ASSETS APPLICABLE TO 21,827,942 SHARES OUTSTANDING–100.00%	$271,428,918
NET ASSET VALUE PER SHARE–LVIP AMERICAN INTERNATIONAL FUND SERVICE CLASS II ($271,428,918 / 21,827,942 Shares)	$12.435
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$284,378,680
Distributable earnings/(accumulated loss)	(12,949,762)
TOTAL NET ASSETS	$271,428,918

✢ Class 1 shares.
★ Includes $418,188 payable for fund shares redeemed, $23,723 other accrued expenses payable and $136,982 due to manager and affiliates as of June 30, 2022.
The LVIP American International Fund (Fund) invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–7

LVIP American Funds
Statements of Operations
Six Months Ended June 30, 2022 (unaudited)
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
INVESTMENT INCOME:
Dividends from investment companies	$ 763,742	$ —	$ 2,123,933	$ 3,575,543	$ 1,429,049
EXPENSES:
Distribution fees-Service Class II	1,008,869	189,643	4,162,544	3,267,817	761,035
Shareholder servicing fees	53,195	9,999	219,480	172,303	40,127
Accounting and administration expenses	36,437	23,761	83,785	69,622	31,969
Professional fees	12,378	9,908	21,387	18,538	11,401
Trustees’ fees and expenses	6,183	1,140	24,314	18,566	4,191
Reports and statements to shareholders	4,885	2,466	11,833	9,924	4,136
Consulting fees	1,293	1,184	1,702	1,562	1,240
Custodian fees	879	294	2,928	2,230	644
Pricing fees	29	29	29	29	29
Other	4,996	2,038	12,409	10,330	3,661
	1,129,144	240,462	4,540,411	3,570,921	858,433
Less:
Expenses reimbursed	—	(16,339)	—	—	—
Total operating expenses	1,129,144	224,123	4,540,411	3,570,921	858,433
NET INVESTMENT INCOME (LOSS)	(365,402)	(224,123)	(2,416,478)	4,622	570,616
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of investment companies	(4,896,432)	(642,483)	(4,498,007)	(2,932,468)	(2,120,529)
Distributions from unaffiliated investment companies	35,795,689	21,178,551	206,156,915	111,829,565	40,366,360
Net realized gain	30,899,257	20,536,068	201,658,908	108,897,097	38,245,831
Net change in unrealized appreciation (depreciation) of:
Investments	(155,617,130)	(47,514,949)	(742,735,586)	(374,217,234)	(111,005,293)
NET REALIZED AND UNREALIZED LOSS	(124,717,873)	(26,978,881)	(541,076,678)	(265,320,137)	(72,759,462)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(125,083,275)	$(27,203,004)	$(543,493,156)	$(265,315,515)	$ (72,188,846)
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–8

LVIP American Funds
Statements of Changes in Net Assets
	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (365,402)	$ (71,782)	$ (224,123)	$ (559,332)	$ (2,416,478)	$ (1,888,493)
Net realized gain	30,899,257	22,380,404	20,536,068	5,067,967	201,658,908	206,702,151
Net change in unrealized appreciation (depreciation)	(155,617,130)	40,254,912	(47,514,949)	1,068,352	(742,735,586)	103,056,430
Net increase (decrease) in net assets resulting from operations	(125,083,275)	62,563,534	(27,203,004)	5,576,987	(543,493,156)	307,870,088
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Service Class II	—	(11,733,137)	—	(6,315,681)	—	(46,178,759)
	—	(11,733,137)	—	(6,315,681)	—	(46,178,759)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	32,430,426	81,478,870	8,033,723	10,515,147	146,650,586	251,927,846
Reinvestment of dividends and distributions:
Service Class II	—	11,733,137	—	6,315,681	—	46,178,759
Cost of shares redeemed:
Service Class II	(66,480,861)	(73,754,745)	(5,450,409)	(18,081,012)	(64,317,752)	(198,304,248)
Increase (decrease) in net assets derived from capital share transactions	(34,050,435)	19,457,262	2,583,314	(1,250,184)	82,332,834	99,802,357
NET INCREASE (DECREASE) IN NET ASSETS	(159,133,710)	70,287,659	(24,619,690)	(1,988,878)	(461,160,322)	361,493,686
NET ASSETS:
Beginning of period	455,371,350	385,083,691	82,860,543	84,849,421	1,764,769,201	1,403,275,515
End of period	$ 296,237,640	$455,371,350	$ 58,240,853	$ 82,860,543	$1,303,608,879	$1,764,769,201
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–9

LVIP American Funds
Statements of Changes in Net Assets (continued)
	LVIP American Growth-Income Fund		LVIP American International Fund
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 4,622	$ 9,403,762	$ 570,616	$ 6,311,703
Net realized gain	108,897,097	13,678,364	38,245,831	1,674,031
Net change in unrealized appreciation (depreciation)	(374,217,234)	230,564,060	(111,005,293)	(13,125,774)
Net increase (decrease) in net assets resulting from operations	(265,315,515)	253,646,186	(72,188,846)	(5,140,040)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Service Class II	—	(32,108,312)	—	(6,396,758)
	—	(32,108,312)	—	(6,396,758)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	67,110,728	136,266,769	59,077,263	38,363,431
Reinvestment of dividends and distributions:
Service Class II	—	32,108,312	—	6,396,758
Cost of shares redeemed:
Service Class II	(66,003,530)	(122,988,450)	(11,815,092)	(31,702,047)
Increase (decrease) in net assets derived from capital share transactions	1,107,198	45,386,631	47,262,171	13,058,142
NET INCREASE (DECREASE) IN NET ASSETS	(264,208,317)	266,924,505	(24,926,675)	1,521,344
NET ASSETS:
Beginning of period	1,330,283,298	1,063,358,793	296,355,593	294,834,249
End of period	$1,066,074,981	$1,330,283,298	$ 271,428,918	$296,355,593
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–10

LVIP American Global Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Fund Service Class II
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 30.532	$ 27.014	$ 21.644	$ 17.109	$ 19.410	$ 15.711
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.025)	(0.005)	(0.006)	0.156	0.075	0.067
Net realized and unrealized gain (loss)	(8.545)	4.345	6.342	5.688	(1.847)	4.747
Total from investment operations	(8.570)	4.340	6.336	5.844	(1.772)	4.814
Less dividends and distributions from:
Net investment income	—	—	—	(0.251)	(0.138)	(0.058)
Net realized gain	—	(0.822)	(0.966)	(1.058)	(0.391)	(1.057)
Total dividends and distributions	—	(0.822)	(0.966)	(1.309)	(0.529)	(1.115)
Net asset value, end of period	$ 21.962	$ 30.532	$ 27.014	$ 21.644	$ 17.109	$ 19.410
Total return[3]	(28.07%)	16.02%	29.99%	34.78%	(9.39%)	30.99%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 296,238	$455,371	$385,084	$317,207	$224,301	$196,465
Ratio of expenses to average net assets[4]	0.62%	0.61%	0.63%	0.64%	0.63%	0.64%
Ratio of net investment income (loss) to average net assets	(0.20%) [5]	(0.02%)	(0.03%)	0.78%	0.38%	0.36%
Portfolio turnover	14%	9%	10%	7%	4%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–11

LVIP American Global Small Capitalization Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Small Capitalization Fund Service Class II
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 20.466	$ 20.741	$ 17.017	$ 13.740	$ 15.561	$ 14.540
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.054)	(0.143)	(0.073)	(0.041)	(0.050)	0.002
Net realized and unrealized gain (loss)	(6.541)	1.557	4.789	4.247	(1.644)	3.541
Total from investment operations	(6.595)	1.414	4.716	4.206	(1.694)	3.543
Less dividends and distributions from:
Net investment income	—	—	—	(0.230)	(0.107)	(0.002)
Net realized gain	—	(1.689)	(0.992)	(0.699)	(0.020)	(2.520)
Total dividends and distributions	—	(1.689)	(0.992)	(0.929)	(0.127)	(2.522)
Net asset value, end of period	$ 13.871	$ 20.466	$ 20.741	$ 17.017	$ 13.740	$ 15.561
Total return[3]	(32.22%)	6.29%	29.23%	31.02%	(10.90%)	25.42%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 58,241	$ 82,861	$ 84,849	$ 76,181	$ 67,877	$ 78,448
Ratio of expenses to average net assets[4]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.70%	0.67%	0.73%	0.73%	0.71%	0.70%
Ratio of net investment income (loss) to average net assets	(0.65%) [5]	(0.65%)	(0.44%)	(0.26%)	(0.31%)	0.02%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.70%) [5]	(0.67%)	(0.52%)	(0.34%)	(0.37%)	(0.03%)
Portfolio turnover	5%	9%	13%	9%	12%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–12

LVIP American Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Fund Service Class II
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 38.600	$ 32.636	$ 23.030	$ 19.311	$ 20.735	$ 17.307
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.051)	(0.043)	(0.016)	0.092	0.024	0.036
Net realized and unrealized gain (loss)	(11.538)	7.055	11.488	5.586	0.027	4.700
Total from investment operations	(11.589)	7.012	11.472	5.678	0.051	4.736
Less dividends and distributions from:
Net investment income	—	(0.194)	—	(0.379)	(0.082)	(0.073)
Net realized gain	—	(0.854)	(1.866)	(1.580)	(1.393)	(1.235)
Total dividends and distributions	—	(1.048)	(1.866)	(1.959)	(1.475)	(1.308)
Net asset value, end of period	$ 27.011	$ 38.600	$ 32.636	$ 23.030	$ 19.311	$ 20.735
Total return[3]	(30.02%)	21.58%	51.55%	30.30%	(0.64%)	27.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,303,609	$1,764,769	$1,403,276	$999,023	$672,547	$568,127
Ratio of expenses to average net assets[4]	0.60%	0.60%	0.63%	0.63%	0.63%	0.64%
Ratio of net investment income (loss) to average net assets	(0.32%) [5]	(0.12%)	(0.06%)	0.42%	0.11%	0.18%
Portfolio turnover	2%	6%	9%	3%	4%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–13

LVIP American Growth-Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth-Income Fund Service Class II
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 27.805	$ 23.052	$ 22.114	$ 18.858	$ 20.367	$ 18.186
Income (loss) from investment operations:
Net investment income[2]	—	0.202	0.224	0.305	0.253	0.238
Net realized and unrealized gain (loss)	(5.542)	5.239	2.495	4.471	(0.592)	3.659
Total from investment operations	(5.542)	5.441	2.719	4.776	(0.339)	3.897
Less dividends and distributions from:
Net investment income	—	(0.199)	(0.289)	(0.537)	(0.293)	(0.216)
Net realized gain	—	(0.489)	(1.492)	(0.983)	(0.877)	(1.500)
Total dividends and distributions	—	(0.688)	(1.781)	(1.520)	(1.170)	(1.716)
Net asset value, end of period	$ 22.263	$ 27.805	$ 23.052	$ 22.114	$ 18.858	$ 20.367
Total return[3]	(19.93%)	23.69%	13.14%	25.70%	(2.15%)	21.95%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,066,075	$1,330,283	$1,063,359	$876,618	$593,581	$485,918
Ratio of expenses to average net assets[4]	0.60%	0.60%	0.61%	0.61%	0.61%	0.61%
Ratio of net investment income to average net assets	— [5]	0.78%	1.05%	1.44%	1.20%	1.20%
Portfolio turnover	3%	6%	5%	2%	3%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–14

LVIP American International Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American International Fund Service Class II
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 16.103	$ 16.769	$ 15.125	$ 12.886	$ 15.486	$ 12.634
Income (loss) from investment operations:
Net investment income[2]	0.029	0.362	0.040	0.160	0.222	0.141
Net realized and unrealized gain (loss)	(3.697)	(0.672)	1.947	2.697	(2.304)	3.809
Total from investment operations	(3.668)	(0.310)	1.987	2.857	(2.082)	3.950
Less dividends and distributions from:
Net investment income	—	(0.355)	(0.037)	(0.190)	(0.390)	(0.131)
Net realized gain	—	(0.001)	(0.306)	(0.428)	(0.128)	(0.967)
Total dividends and distributions	—	(0.356)	(0.343)	(0.618)	(0.518)	(1.098)
Net asset value, end of period	$ 12.435	$ 16.103	$ 16.769	$ 15.125	$ 12.886	$ 15.486
Total return[3]	(22.78%)	(1.84%)	13.57%	22.44%	(13.50%)	31.65%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 271,429	$296,356	$294,834	$266,077	$ 214,325	$202,007
Ratio of expenses to average net assets[4]	0.62%	0.62%	0.64%	0.64%	0.63%	0.63%
Ratio of net investment income to average net assets	0.41% [5]	2.11%	0.29%	1.11%	1.47%	0.96%
Portfolio turnover	2%	7%	8%	8%	4%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–15

LVIP American Funds
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund operate under a fund of funds structure and invest substantially all of their assets in Class 1 shares of the Global Growth Fund, Global Small Capitalization Fund, Growth Fund, Growth-Income Fund and International Fund, respectively, each a series of the American Funds Insurance Series® (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund and LVIP American International Fund is long-term growth of capital.
The investment objective of the LVIP American Growth Fund is growth of capital.
The investment objective of the LVIP American Growth-Income Fund is long-term growth of capital and income.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2022, the Funds did not incur any interest or tax penalties.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP American Funds–16

LVIP American Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund. To the extent that a Fund invests all of its investable assets (i.e., securities and cash) in another registered investment company, the Trust will not pay the adviser any advisory fees.
To the extent a Fund does not invest investable assets in another registered investment company, the advisory fee rates payable by the Service Class II of each Fund to LIAC are set forth in the following table:
Fund	Annual Fee Rate Based on Average Daily Net Asset Value
LVIP American Global Growth Fund	0.80%
LVIP American Global Small Capitalization Fund	1.00%
LVIP American Growth Fund	0.75%
LVIP American Growth-Income Fund	0.75%
LVIP American International Fund	0.85%
The fee is calculated daily and paid monthly. This fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds. For the six months ended June 30, 2022, no advisory fees were charged to the Funds.
LIAC has contractually agreed to reimburse the LVIP American Global Small Capitalization Fund to the extent that the Fund’s annual operating expenses (excluding Distribution fees and Underlying Funds’ fees and expenses) exceed 0.10% of the average daily net assets. The reimbursement is accrued daily and received monthly. This agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
			Expiration Date
	2022	2023	2024	Total
LVIP American Global Small Capitalization Fund	$40,986	$54,773	$17,875	$ 113,634
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Administrative	$12,983	$2,408	$52,514	$40,710	$9,262
Legal	2,318	430	9,375	7,267	1,654
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP American Funds–17

LVIP American Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2022, these fees were as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Printing and mailing	$1,805	$570	$4,744	$4,078	$1,499
The Funds currently offer one class of shares: Service Class II. The Service Class II shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class II shares an annual 12b-1 Fee at a rate not to exceed 0.75% of average daily net assets of the Service Class II shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.55% of the average daily net assets of the Service Class II shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2022, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Expense reimbursement receivable due from LIAC	$ —	$ 4,454	$ —	$ —	$ —
Distribution fees payable to LFD	137,254	27,424	609,872	498,067	128,697
Printing and mailing fees payable to Lincoln Life	1,805	570	5,759	4,463	1,499
Shareholder servicing fees payable to Lincoln Life	7,237	1,446	32,157	26,261	6,786
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Purchases	$55,773,734	$26,934,005	$311,488,421	$149,079,708	$94,729,447
Sales	54,459,821	3,405,562	25,602,435	36,235,759	6,529,926
LVIP American Funds–18

LVIP American Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Cost of investments	$268,870,775	$ 68,788,198	$1,321,150,041	$999,520,948	$317,598,855
Aggregate unrealized appreciation of investments	$ 27,536,474	$ —	$ —	$ 67,112,588	$ —
Aggregate unrealized depreciation of investments	—	(10,500,275)	(16,862,068)	—	(46,010,249)
Net Unrealized Appreciation (Depreciation) of investments	$ 27,536,474	$(10,500,275)	$ (16,862,068)	$ 67,112,588	$ (46,010,249)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2022:
Level 1	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Investments:
Assets:
Investment Companies	$296,407,249	$58,287,923	$1,304,287,973	$1,066,633,536	$271,588,606
There were no Level 3 investments at the beginning or end of the period.
LVIP American Funds–19

LVIP American Funds
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/22	12/31/21	6/30/22	12/31/21	6/30/22	12/31/21
Shares sold:
Service Class II	1,277,649	2,781,087	477,883	487,998	4,521,037	7,008,945
Shares reinvested:
Service Class II	—	378,582	—	288,743	—	1,225,766
	1,277,649	3,159,669	477,883	776,741	4,521,037	8,234,711
Shares redeemed:
Service Class II	(2,703,682)	(2,500,088)	(327,845)	(818,830)	(1,977,654)	(5,513,878)
Net increase (decrease)	(1,426,033)	659,581	150,038	(42,089)	2,543,383	2,720,833

	LVIP American Growth-Income Fund		LVIP American International Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/22	12/31/21	6/30/22	12/31/21
Shares sold:
Service Class II	2,677,476	5,317,717	4,280,591	2,267,201
Shares reinvested:
Service Class II	—	1,181,089	—	397,915
	2,677,476	6,498,806	4,280,591	2,665,116
Shares redeemed:
Service Class II	(2,634,963)	(4,784,474)	(856,424)	(1,843,912)
Net increase (decrease)	42,513	1,714,332	3,424,167	821,204
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Funds had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
LVIP American Funds–20

LVIP American Funds
Notes to Financial Statements (continued)
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Funds–21

LVIP American Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP American Funds–22

LVIP American Global Allocation Managed Risk Funds
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP American Global Allocation Managed Risk Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Global Allocation Managed Risk Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
LVIP American Global Balanced Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$859.60	0.30%	$1.38
Service Class Shares	1,000.00	858.20	0.65%	2.99
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.30%	$1.51
Service Class Shares	1,000.00	1,021.60	0.65%	3.26
LVIP American Global Growth Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$828.80	0.30%	$1.36
Service Class Shares	1,000.00	827.30	0.65%	2.94
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.30%	$1.51
Service Class Shares	1,000.00	1,021.60	0.65%	3.26

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP American Global Allocation Managed Risk Funds–1

LVIP American Global Allocation Managed Risk Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP American Global Balanced Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	98.34%
Asset Allocation Fund	14.20%
Equity Funds	28.20%
Fixed Income Funds	44.22%
Global Equity Fund	3.41%
International Equity Funds	5.59%
Money Market Fund	2.72%
Total Investments	98.34%
Receivables and Other Assets Net of Liabilities	1.66%
Total Net Assets	100.00%
LVIP American Global Growth Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	97.60%
Asset Allocation Fund	10.31%
Equity Funds	37.42%
Fixed Income Funds	25.17%
Global Equity Fund	6.12%
International Equity Funds	14.43%
Money Market Fund	4.15%
Total Investments	97.60%
Receivables and Other Assets Net of Liabilities	2.40%
Total Net Assets	100.00%
LVIP American Global Allocation Managed Risk Funds–2

LVIP American Global Balanced Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–98.34%
Asset Allocation Fund–14.20%
✧American Funds®– Capital Income Builder	3,138,646	$ 196,165,361
		196,165,361
Equity Funds–28.20%
✧American Funds®-
American Mutual Fund	2,776,750	134,117,017
Growth Fund of America	2,498,085	129,625,634
Investment Company of America	3,077,090	125,729,904
		389,472,555
Fixed Income Funds–44.22%
✧American Funds®-
Bond Fund of America	26,251,730	311,345,520
Capital World Bond Fund	1,620,347	26,881,558
High-Income Trust	6,396,485	57,568,362
Inflation Linked Bond Fund	9,003,089	90,661,103
Intermediate Bond Fund of America	9,654,343	124,251,397
		610,707,940
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–3.41%
✧American Funds®– Smallcap World Fund	831,055	$ 47,070,975
		47,070,975
International Equity Funds–5.59%
✧American Funds®-
EuroPacific Growth Fund	1,279,994	61,721,323
New World Fund	235,754	15,481,964
		77,203,287
Money Market Fund–2.72%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	37,495,303	37,495,303
		37,495,303
Total Investment Companies (Cost $1,455,080,407)		1,358,115,421

TOTAL INVESTMENTS–98.34% (Cost $1,455,080,407)	1,358,115,421
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.66%	22,872,303
NET ASSETS APPLICABLE TO 122,407,756 SHARES OUTSTANDING–100.00%	$1,380,987,724
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL BALANCED ALLOCATION MANAGED RISK FUND STANDARD CLASS ($5,853,855 / 517,718 Shares)	$11.307
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL BALANCED ALLOCATION MANAGED RISK FUND SERVICE CLASS ($1,375,133,869 / 121,890,038 Shares)	$11.282
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$1,234,345,823
Distributable earnings/(accumulated loss)	146,641,901
TOTAL NET ASSETS	$1,380,987,724

✧ Class R-6 shares.
★ Includes $20,591,926 cash collateral held at broker for futures contracts, $2,070,785 variation margin due from broker on futures contracts, $1,602,211 payable for securities purchased, $286,126 payable for fund shares redeemed, $47,837 other accrued expenses payable and $732,861 due to manager and affiliates as of June 30, 2022.
LVIP American Global Allocation Managed Risk Funds–3

LVIP American Global Balanced Allocation Managed Risk Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(94)	Australian Dollar	$ (6,496,342)	$ (6,568,470)	9/19/22	$ 72,128	$ —
(200)	British Pound	(15,248,750)	(15,244,740)	9/19/22	—	(4,010)
(277)	Euro	(36,487,825)	(36,475,545)	9/19/22	—	(12,280)
(185)	Japanese Yen	(17,148,344)	(17,324,765)	9/19/22	176,421	—
(17)	Swedish Krona	(3,333,020)	(3,368,126)	9/19/22	35,106	—
					283,655	(16,290)
Equity Contracts:
(531)	E-mini MSCI Emerging Markets Index	(26,621,685)	(26,425,522)	9/16/22	—	(196,163)
(76)	E-mini Russell 2000 Index	(6,490,400)	(6,568,572)	9/16/22	78,172	—
(965)	E-mini S&P 500 Index	(182,843,375)	(182,729,179)	9/16/22	—	(114,196)
(145)	E-mini S&P MidCap 400 Index	(32,886,000)	(33,392,389)	9/16/22	506,389	—
(933)	Euro STOXX 50 Index	(33,643,942)	(34,257,800)	9/16/22	613,858	—
(169)	FTSE 100 Index	(14,649,588)	(14,672,882)	9/16/22	23,294	—
(181)	OMXS 30 Index	(3,309,567)	(3,383,430)	7/15/22	73,863	—
(54)	SPI 200 Index	(6,020,604)	(6,111,906)	9/15/22	91,302	—
(117)	TOPIX Index	(16,129,754)	(16,163,205)	9/8/22	33,451	—
					1,420,329	(310,359)
Total Futures Contracts					$1,703,984	$(326,649)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–4

LVIP American Global Growth Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–97.60%
Asset Allocation Fund–10.31%
✧American Funds®– Capital Income Builder	4,417,307	$ 276,081,703
		276,081,703
Equity Funds–37.42%
✧American Funds®-
American Mutual Fund	6,363,975	307,379,981
Growth Fund of America	5,728,493	297,251,504
Investment Company of America	9,743,120	398,103,879
		1,002,735,364
Fixed Income Funds–25.17%
✧American Funds®-
Bond Fund of America	22,963,765	272,350,260
High-Income Trust	10,581,305	95,231,744
Inflation Linked Bond Fund	11,704,374	117,863,044
Intermediate Bond Fund of America	14,680,355	188,936,170
		674,381,218
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–6.12%
✧American Funds®– Smallcap World Fund	2,896,840	$ 164,077,036
		164,077,036
International Equity Funds–14.43%
✧American Funds®-
EuroPacific Growth Fund	5,931,276	286,006,109
New World Fund	1,532,820	100,660,286
		386,666,395
Money Market Fund–4.15%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	111,121,904	111,121,904
		111,121,904
Total Investment Companies (Cost $2,895,367,986)		2,615,063,620

TOTAL INVESTMENTS–97.60% (Cost $2,895,367,986)	2,615,063,620
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.40%	64,365,715
NET ASSETS APPLICABLE TO 224,690,794 SHARES OUTSTANDING–100.00%	$2,679,429,335
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL GROWTH ALLOCATION MANAGED RISK FUND STANDARD CLASS ($916,098 / 76,643 Shares)	$11.953
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL GROWTH ALLOCATION MANAGED RISK FUND SERVICE CLASS ($2,678,513,237 / 224,614,151 Shares)	$11.925
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$2,290,335,863
Distributable earnings/(accumulated loss)	389,093,472
TOTAL NET ASSETS	$2,679,429,335

✧ Class R-6 shares.
★ Includes $60,434,636 cash collateral held at broker for futures contracts, $5,173,035 variation margin due from broker on futures contracts, $1,749,237 payable for securities purchased, $1,009,488 payable for fund shares redeemed, $61,893 other accrued expenses payable and $1,427,017 due to manager and affiliates as of June 30, 2022.
LVIP American Global Allocation Managed Risk Funds–5

LVIP American Global Growth Allocation Managed Risk Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(267)	Australian Dollar	$ (18,452,370)	$ (18,864,726)	9/19/22	$ 412,356	$ —
(565)	British Pound	(43,077,719)	(43,490,148)	9/19/22	412,429	—
(785)	Euro	(103,404,125)	(104,262,268)	9/19/22	858,143	—
(525)	Japanese Yen	(48,664,219)	(49,279,468)	9/19/22	615,249	—
(50)	Swedish Krona	(9,803,000)	(9,991,596)	9/19/22	188,596	—
					2,486,773	—
Equity Contracts:
(2,647)	E-mini MSCI Emerging Markets Index	(132,707,345)	(132,374,280)	9/16/22	—	(333,065)
(287)	E-mini Russell 2000 Index	(24,509,800)	(25,308,847)	9/16/22	799,047	—
(2,628)	E-mini S&P 500 Index	(497,940,300)	(508,206,494)	9/16/22	10,266,194	—
(413)	E-mini S&P MidCap 400 Index	(93,668,400)	(97,111,915)	9/16/22	3,443,515	—
(2,638)	Euro STOXX 50 Index	(95,126,173)	(98,174,241)	9/16/22	3,048,068	—
(481)	FTSE 100 Index	(41,694,981)	(41,733,350)	9/16/22	38,369	—
(513)	OMXS 30 Index	(9,380,156)	(9,590,539)	7/15/22	210,383	—
(155)	SPI 200 Index	(17,281,363)	(17,832,426)	9/15/22	551,063	—
(341)	TOPIX Index	(47,010,650)	(47,889,425)	9/8/22	878,775	—
					19,235,414	(333,065)
Total Futures Contracts					$21,722,187	$(333,065)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–6

LVIP American Global Allocation Managed Risk Funds
Statements of Operations
Six Months Ended June 30, 2022 (unaudited)
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends	$ 13,426,642	$ 17,812,173
EXPENSES:
Distribution fees-Service Class	2,656,047	5,224,861
Management fees	1,903,824	3,733,287
Shareholder servicing fees	220,844	433,061
Accounting and administration expenses	94,061	154,880
Professional fees	25,241	36,769
Trustees’ fees and expenses	24,165	47,972
Reports and statements to shareholders	11,409	19,560
Custodian fees	6,771	11,654
Consulting fees	1,938	2,382
Pricing fees	726	699
Other	17,018	31,050
Total operating expenses	4,962,044	9,696,175
NET INVESTMENT INCOME	8,464,598	8,115,998
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	279,900	100,228
Sale of unaffiliated investments	173,052,074	560,944,501
Distributions from unaffiliated investment companies	2,779,485	10,274,647
Futures contracts	(2,514)	(31,435,861)
Net realized gain	176,108,945	539,883,515
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(781,260)	(859,757)
Unaffiliated investments	(419,380,245)	(1,143,745,685)
Foreign currencies	(37,643)	(112,154)
Futures contracts	470,779	19,382,714
Net change in unrealized appreciation (depreciation)	(419,728,369)	(1,125,334,882)
NET REALIZED AND UNREALIZED LOSS	(243,619,424)	(585,451,367)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(235,154,826)	$ (577,335,369)
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–7

LVIP American Global Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 8,464,598	$ 18,250,982	$ 8,115,998	$ 31,395,281
Net realized gain	176,108,945	112,398,878	539,883,515	226,240,589
Net change in unrealized appreciation (depreciation)	(419,728,369)	18,747,219	(1,125,334,882)	99,627,272
Net increase (decrease) in net assets resulting from operations	(235,154,826)	149,397,079	(577,335,369)	357,263,142
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(97,768)	—	(23,543)
Service Class	—	(40,574,522)	—	(60,317,240)
	—	(40,672,290)	—	(60,340,783)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,187,908	2,406,550	2,963	84,444
Service Class	11,311,265	32,715,174	22,152,449	35,330,521
Reinvestment of dividends and distributions:
Standard Class	—	97,768	—	23,543
Service Class	—	40,574,522	—	60,317,240
	14,499,173	75,794,014	22,155,412	95,755,748
Cost of shares redeemed:
Standard Class	(153,014)	(227,865)	(16,890)	(107,874)
Service Class	(103,751,465)	(221,108,242)	(184,220,198)	(437,058,260)
	(103,904,479)	(221,336,107)	(184,237,088)	(437,166,134)
Decrease in net assets derived from capital share transactions	(89,405,306)	(145,542,093)	(162,081,676)	(341,410,386)
NET DECREASE IN NET ASSETS	(324,560,132)	(36,817,304)	(739,417,045)	(44,488,027)
NET ASSETS:
Beginning of period	1,705,547,856	1,742,365,160	3,418,846,380	3,463,334,407
End of period	$1,380,987,724	$1,705,547,856	$ 2,679,429,335	$3,418,846,380
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–8

LVIP American Global Balanced Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 13.150	$ 12.362	$ 11.761	$ 11.010	$ 11.817	$ 10.770
Income (loss) from investment operations:
Net investment income[2]	0.088	0.183	0.200	0.247	0.224	0.202
Net realized and unrealized gain (loss)	(1.931)	0.973	0.959	1.522	(0.578)	1.099
Total from investment operations	(1.843)	1.156	1.159	1.769	(0.354)	1.301
Less dividends and distributions from:
Net investment income	—	(0.368)	(0.225)	(0.295)	(0.234)	(0.254)
Net realized gain	—	—	(0.333)	(0.723)	(0.219)	—
Total dividends and distributions	—	(0.368)	(0.558)	(1.018)	(0.453)	(0.254)
Net asset value, end of period	$ 11.307	$ 13.150	$ 12.362	$ 11.761	$ 11.010	$ 11.817
Total return[3]	(14.04%)	9.36%	10.10%	16.35%	(3.06%)	12.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 5,854	$ 3,623	$ 1,272	$ 450	$ 414	$ 727
Ratio of expenses to average net assets[4]	0.30%	0.29%	0.30%	0.30%	0.30%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.30%	0.31%	0.30%	0.30%	0.29%
Ratio of net investment income to average net assets	1.46% [5]	1.40%	1.70%	2.10%	1.90%	1.76%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.46% [5]	1.39%	1.69%	2.10%	1.90%	1.76%
Portfolio turnover	74%	12%	19%	9%	27%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–9

LVIP American Global Balanced Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 13.143	$ 12.355	$ 11.758	$ 11.009	$ 11.812	$ 10.767
Income (loss) from investment operations:
Net investment income[2]	0.067	0.136	0.158	0.206	0.182	0.161
Net realized and unrealized gain (loss)	(1.928)	0.972	0.955	1.519	(0.575)	1.098
Total from investment operations	(1.861)	1.108	1.113	1.725	(0.393)	1.259
Less dividends and distributions from:
Net investment income	—	(0.320)	(0.183)	(0.253)	(0.191)	(0.214)
Net realized gain	—	—	(0.333)	(0.723)	(0.219)	—
Total dividends and distributions	—	(0.320)	(0.516)	(0.976)	(0.410)	(0.214)
Net asset value, end of period	$ 11.282	$ 13.143	$ 12.355	$ 11.758	$ 11.009	$ 11.812
Total return[3]	(14.18%)	8.97%	9.70%	15.95%	(3.39%)	11.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,375,134	$1,701,925	$1,741,094	$1,770,529	$1,709,482	$1,951,706
Ratio of expenses to average net assets[4]	0.65%	0.64%	0.65%	0.65%	0.65%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.65%	0.65%	0.66%	0.65%	0.65%	0.64%
Ratio of net investment income to average net assets	1.11% [5]	1.05%	1.35%	1.75%	1.55%	1.41%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.11% [5]	1.04%	1.34%	1.75%	1.55%	1.41%
Portfolio turnover	74%	12%	19%	9%	27%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–10

LVIP American Global Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 14.421	$ 13.250	$ 12.374	$ 11.692	$ 12.594	$ 10.967
Income (loss) from investment operations:
Net investment income[2]	0.058	0.177	0.154	0.214	0.179	0.177
Net realized and unrealized gain (loss)	(2.526)	1.303	1.168	1.756	(0.666)	1.662
Total from investment operations	(2.468)	1.480	1.322	1.970	(0.487)	1.839
Less dividends and distributions from:
Net investment income	—	(0.309)	(0.189)	(0.249)	(0.196)	(0.212)
Net realized gain	—	—	(0.257)	(1.039)	(0.219)	—
Total dividends and distributions	—	(0.309)	(0.446)	(1.288)	(0.415)	(0.212)
Net asset value, end of period	$ 11.953	$ 14.421	$ 13.250	$ 12.374	$ 11.692	$ 12.594
Total return[3]	(17.12%)	11.17%	10.89%	17.37%	(3.96%)	16.76%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 916	$ 1,120	$ 1,033	$ 979	$ 856	$ 897
Ratio of expenses to average net assets[4]	0.30%	0.29%	0.30%	0.30%	0.30%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.30%	0.30%	0.30%	0.30%	0.29%
Ratio of net investment income to average net assets	0.89% [5]	1.25%	1.25%	1.73%	1.43%	1.49%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.89% [5]	1.24%	1.25%	1.73%	1.43%	1.49%
Portfolio turnover	75%	13%	22%	10%	47%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–11

LVIP American Global Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 14.413	$ 13.242	$ 12.369	$ 11.691	$ 12.589	$ 10.965
Income (loss) from investment operations:
Net investment income[2]	0.035	0.127	0.111	0.171	0.137	0.135
Net realized and unrealized gain (loss)	(2.523)	1.300	1.163	1.752	(0.666)	1.659
Total from investment operations	(2.488)	1.427	1.274	1.923	(0.529)	1.794
Less dividends and distributions from:
Net investment income	—	(0.256)	(0.144)	(0.206)	(0.150)	(0.170)
Net realized gain	—	—	(0.257)	(1.039)	(0.219)	—
Total dividends and distributions	—	(0.256)	(0.401)	(1.245)	(0.369)	(0.170)
Net asset value, end of period	$ 11.925	$ 14.413	$ 13.242	$ 12.369	$ 11.691	$ 12.589
Total return[3]	(17.27%)	10.78%	10.51%	16.96%	(4.30%)	16.36%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,678,513	$3,417,726	$3,462,302	$3,506,751	$3,345,158	$3,798,539
Ratio of expenses to average net assets[4]	0.65%	0.64%	0.65%	0.65%	0.65%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.65%	0.65%	0.65%	0.65%	0.65%	0.64%
Ratio of net investment income to average net assets	0.54% [5]	0.90%	0.90%	1.38%	1.08%	1.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.54% [5]	0.89%	0.90%	1.38%	1.08%	1.14%
Portfolio turnover	75%	13%	22%	10%	47%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–12

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Global Balanced Allocation Managed Risk Fund and LVIP American Global Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in the series of American Funds® family of funds (collectively, the “Underlying Funds”). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Global Balanced Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital.
The investment objective of the LVIP American Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2022, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP American Global Allocation Managed Risk Funds–13

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Prior to Jan 1, 2022, the waiver amount of each Fund’s average daily net assets were in effect as follows:
LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
0.010%	0.005%
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LIAC, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Administrative	$52,352	$103,080
Legal	9,345	18,401
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP American Global Allocation Managed Risk Funds–14

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2022, these fees were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Printing and mailing	$3,796	$5,933
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2022, each Fund had liabilities payable to affiliates as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Management fees payable to LIAC	$289,698	$562,879
Distribution fees payable to LFD	403,864	787,762
Printing and mailing fees payable to Lincoln Life	5,694	11,082
Shareholder servicing fees payable to Lincoln Life	33,605	65,294
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
LVIP American Global Allocation Managed Risk Funds–15

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2022, were as follows:
LVIP American Global Balanced Allocation Managed Risk Fund
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-0.00%@
Fixed Income Fund-0.00%@
≠,✢American Funds Insurance Series® – Mortgage Fund	$66,642,899	$16,739	$66,158,278	$279,900	$(781,260)	$—	—	$—	$—

@ As a percentage of Net Assets as of June 30, 2022.
≠ Issuer was not an investment of the Fund at June 30, 2022.
✢ Class 1 shares.
LVIP American Global Growth Allocation Managed Risk Fund
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-0.00%@
Fixed Income Fund-0.00%@
≠,✢American Funds Insurance Series® – Mortgage Fund	$100,985,389	$54,940	$100,280,800	$100,228	$(859,757)	$—	—	$—	$—

@ As a percentage of Net Assets as of June 30, 2022.
≠ Issuer was not an investment of the Fund at June 30, 2022.
✢ Class 1 shares.
3. Investments
For the six months ended June 30, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Purchases	$1,112,634,904	$2,186,023,985
Sales	1,206,518,848	2,426,036,986
LVIP American Global Allocation Managed Risk Funds–16

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$1,455,080,407	$2,895,367,986
Aggregate unrealized appreciation of investments and derivatives	$ 75,874,481	$ 168,820,337
Aggregate unrealized depreciation of investments and derivatives	(171,462,133)	(427,735,581)
Net unrealized depreciation of investments and derivatives	$ (95,587,652)	$ (258,915,244)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2022:
Level 1	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Investments:
Assets:
Investment Companies	$1,358,115,421	$2,615,063,620
Derivatives:
Assets:
Futures Contracts	$ 1,703,984	$ 21,722,187
LVIP American Global Allocation Managed Risk Funds–17

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Derivatives:
Liabilities:
Futures Contracts	$ (326,649)	$ (333,065)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/22	12/31/21	6/30/22	12/31/21
Shares sold:
Standard Class	254,898	182,510	232	6,045
Service Class	935,393	2,514,425	1,708,437	2,539,774
Shares reinvested:
Standard Class	—	7,430	—	1,631
Service Class	—	3,084,753	—	4,181,737
	1,190,291	5,789,118	1,708,669	6,729,187
Shares redeemed:
Standard Class	(12,691)	(17,292)	(1,281)	(7,933)
Service Class	(8,536,126)	(17,024,911)	(14,228,301)	(31,051,092)
	(8,548,817)	(17,042,203)	(14,229,582)	(31,059,025)
Net decrease	(7,358,526)	(11,253,085)	(12,520,913)	(24,329,838)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Funds had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the
LVIP American Global Allocation Managed Risk Funds–18

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, each Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions, as a cash management tool, to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2022 were as follows:
LVIP American Global Balanced Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$1,420,329	Receivables and other assets net of liabilities	$(310,359)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	283,655	Receivables and other assets net of liabilities	(16,290)
Total		$1,703,984		$(326,649)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ 1,840,501	$256,556
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,275,561)	214,223
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(567,454)	—
Total		$ (2,514)	$470,779
Fair values of derivative instruments as of June 30, 2022 were as follows:
LVIP American Global Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$19,235,414	Receivables and other assets net of liabilities	$(333,065)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	2,486,773	Receivables and other assets net of liabilities	—
Total		$21,722,187		$(333,065)
LVIP American Global Allocation Managed Risk Funds–19

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(12,818,090)	$17,021,214
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,977,251	2,361,500
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(20,595,022)	—
Total		$(31,435,861)	$19,382,714
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
	Futures Contracts (Average Notional Value)	Futures Contracts (Average Notional Value)
LVIP American Global Balanced Allocation Managed Risk Fund	$ 33,510,735	$ 84,448,218
LVIP American Global Growth Allocation Managed Risk Fund	162,251,978	491,448,738
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
LVIP American Global Allocation Managed Risk Funds–20

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Global Allocation Managed Risk Funds–21

LVIP American Global Allocation Managed Risk Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP American Global Allocation Managed Risk Funds–22

LVIP American Preservation Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP American Preservation Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Preservation Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$950.10	0.24%	$1.16
Service Class Shares	1,000.00	948.50	0.59%	2.85
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.24%	$1.20
Service Class Shares	1,000.00	1,021.90	0.59%	2.96

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies. In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP American Preservation Fund–1

LVIP American Preservation Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.16%
Fixed Income Funds	96.14%
Money Market Fund	4.02%
Total Investments	100.16%
Liabilities Net of Receivables and Other Assets	(0.16%)
Total Net Assets	100.00%
LVIP American Preservation Fund–2

LVIP American Preservation Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.16%
Fixed Income Funds–96.14%
✧American Funds®-
Bond Fund of America	6,018,441	$ 71,378,717
Inflation Linked Bond Fund	3,476,357	35,006,918
Intermediate Bond Fund of America	15,579,843	200,512,580
Mortgage Fund	4,561,998	42,974,017
Short Term Bond Fund of America	29,802,683	286,403,780
U.S. Government Securities Fund	3,876,399	50,160,599
		686,436,611
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.02%
✧American Funds®– U.S. Government Money Market Fund - (seven-day effective yield 1.05%)	28,702,529	$ 28,702,529
		28,702,529
Total Investment Companies (Cost $749,275,099)		715,139,140

TOTAL INVESTMENTS–100.16% (Cost $749,275,099)	715,139,140
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(1,132,310)
NET ASSETS APPLICABLE TO 75,268,425 SHARES OUTSTANDING–100.00%	$714,006,830
NET ASSET VALUE PER SHARE–LVIP AMERICAN PRESERVATION FUND STANDARD CLASS ($305,683 / 32,167 Shares)	$9.503
NET ASSET VALUE PER SHARE–LVIP AMERICAN PRESERVATION FUND SERVICE CLASS ($713,701,147 / 75,236,258 Shares)	$9.486
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$750,222,798
Distributable earnings/(accumulated loss)	(36,215,968)
TOTAL NET ASSETS	$714,006,830

✧ Class R-6 shares.
★ Includes $1,131,922 payable for securities purchased, $955,789 payable for fund shares redeemed, $33,098 other accrued expenses payable, $332,899 due to manager and affiliates and $161,191 due to custodian as of June 30, 2022.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund–3

LVIP American Preservation Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 6,108,997
EXPENSES:
Distribution fees-Service Class	1,293,659
Management fees	924,443
Shareholder servicing fees	107,235
Accounting and administration expenses	53,347
Professional fees	16,597
Trustees’ fees and expenses	11,330
Custodian fees	11,284
Reports and statements to shareholders	7,053
Consulting fees	1,368
Pricing fees	165
Other	5,500
2,431,981
Less:
Management fees waived	(258,844)
Total operating expenses	2,173,137
NET INVESTMENT INCOME	3,935,860
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	357,984
Sale of unaffiliated investments	(1,953,613)
Net realized loss	(1,595,629)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(593,118)
Unaffiliated investments	(41,400,453)
Net change in unrealized appreciation (depreciation)	(41,993,571)
NET REALIZED AND UNREALIZED LOSS	(43,589,200)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(39,653,340)
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,935,860	$ 4,317,581
Net realized gain (loss)	(1,595,629)	7,243,695
Net change in unrealized appreciation (depreciation)	(41,993,571)	(18,562,009)
Net decrease in net assets resulting from operations	(39,653,340)	(7,000,733)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(7,247)
Service Class	—	(17,435,097)
	—	(17,442,344)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	176	100,805
Service Class	75,137,015	205,131,393
Reinvestment of dividends and distributions:
Standard Class	—	7,247
Service Class	—	17,435,097
	75,137,191	222,674,542
Cost of shares redeemed:
Standard Class	(29,607)	(417,976)
Service Class	(101,140,144)	(221,789,027)
	(101,169,751)	(222,207,003)
Increase (decrease) in net assets derived from capital share transactions	(26,032,560)	467,539
NET DECREASE IN NET ASSETS	(65,685,900)	(23,975,538)
NET ASSETS:
Beginning of period	779,692,730	803,668,268
End of period	$ 714,006,830	$ 779,692,730
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund–4

LVIP American Preservation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Preservation Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 10.001	$ 10.316	$ 9.904	$ 9.699	$ 9.798	$ 9.785
Income (loss) from investment operations:
Net investment income[2]	0.068	0.091	0.158	0.215	0.189	0.139
Net realized and unrealized gain (loss)	(0.566)	(0.144)	0.418	0.213	(0.106)	0.026
Total from investment operations	(0.498)	(0.053)	0.576	0.428	0.083	0.165
Less dividends and distributions from:
Net investment income	—	(0.262)	(0.164)	(0.223)	(0.182)	(0.152)
Total dividends and distributions	—	(0.262)	(0.164)	(0.223)	(0.182)	(0.152)
Net asset value, end of period	$ 9.503	$ 10.001	$ 10.316	$ 9.904	$ 9.699	$ 9.798
Total return[3]	(4.99%)	(0.52%)	5.82%	4.41%	0.85%	1.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 306	$ 352	$ 672	$ 222	$ 187	$ 128
Ratio of expenses to average net assets[4]	0.24%	0.20%	0.21%	0.21%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.30%	0.31%	0.31%	0.30%	0.30%
Ratio of net investment income to average net assets	1.41% [5]	0.89%	1.53%	2.16%	1.94%	1.40%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.34% [5]	0.79%	1.43%	2.06%	1.84%	1.30%
Portfolio turnover	37%	15%	13%	22%	21%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund–5

LVIP American Preservation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Preservation Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 10.000	$ 10.314	$ 9.906	$ 9.700	$ 9.798	$ 9.786
Income (loss) from investment operations:
Net investment income[2]	0.051	0.055	0.121	0.180	0.155	0.104
Net realized and unrealized gain (loss)	(0.565)	(0.143)	0.417	0.214	(0.106)	0.026
Total from investment operations	(0.514)	(0.088)	0.538	0.394	0.049	0.130
Less dividends and distributions from:
Net investment income	—	(0.226)	(0.130)	(0.188)	(0.147)	(0.118)
Total dividends and distributions	—	(0.226)	(0.130)	(0.188)	(0.147)	(0.118)
Net asset value, end of period	$ 9.486	$ 10.000	$ 10.314	$ 9.906	$ 9.700	$ 9.798
Total return[3]	(5.15%)	(0.86%)	5.44%	4.06%	0.51%	1.33%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$713,701	$779,341	$802,996	$675,087	$662,105	$663,606
Ratio of expenses to average net assets[4]	0.59%	0.55%	0.56%	0.56%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.65%	0.66%	0.66%	0.65%	0.65%
Ratio of net investment income to average net assets	1.06% [5]	0.54%	1.18%	1.81%	1.59%	1.05%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.99% [5]	0.44%	1.08%	1.71%	1.49%	0.95%
Portfolio turnover	37%	15%	13%	22%	21%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund–6

LVIP American Preservation Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Preservation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) and series of the American Funds® family of funds (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek current income, consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. Effective January 1, 2022, the waiver amount is 0.07% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of
LVIP American Preservation Fund–7

LVIP American Preservation Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.   Prior to January 1, 2022, the waiver amount was 0.10% of the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$25,043
Legal	4,471
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,677 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$106,314
Distribution fees payable to LFD	206,634
Printing and mailing fees payable to Lincoln Life	2,823
Shareholder servicing fees payable to Lincoln Life	17,128
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP American Preservation Fund–8

LVIP American Preservation Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-0.00%@
Fixed Income Fund-0.00%@
×,✢American Funds Insurance Series® – Mortgage Fund	$31,248,923	$11,157	$31,024,946	$357,984	$(593,118)	$—	—	$—	$—

@ As a percentage of Net Assets as of June 30, 2022.
× Issuer is no longer an affiliate of the Fund at June 30, 2022.
✢ Class 1 shares.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$277,074,898
Sales	298,496,891
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$749,275,099
Aggregate unrealized appreciation of investments	$ —
Aggregate unrealized depreciation of investments	(34,135,959)
Net unrealized depreciation of investments	$ (34,135,959)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Preservation Fund–9

LVIP American Preservation Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$715,139,140	$—	$—	$715,139,140
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	18	10,004
Service Class	7,740,105	20,017,952
Shares reinvested:
Standard Class	—	719
Service Class	—	1,729,863
	7,740,123	21,758,538
Shares redeemed:
Standard Class	(3,022)	(40,733)
Service Class	(10,434,566)	(21,669,832)
	(10,437,588)	(21,710,565)
Net increase (decrease)	(2,697,465)	47,973
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Preservation Fund–10

LVIP American Preservation Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP American Preservation Fund–11

LVIP Baron Growth Opportunities Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Baron Growth Opportunities Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Baron Growth Opportunities Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$694.10	0.91%	$3.82
Service Class Shares	1,000.00	693.30	1.16%	4.87
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.30	0.91%	$4.56
Service Class Shares	1,000.00	1,019.00	1.16%	5.81

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	96.20%
Biotechnology	0.29%
Building Products	2.14%
Capital Markets	17.01%
Commercial Services & Supplies	0.68%
Diversified Consumer Services	1.70%
Diversified Telecommunication Services	3.01%
Electronic Equipment, Instruments & Components	0.73%
Equity Real Estate Investment Trusts	5.17%
Health Care Equipment & Supplies	5.15%
Hotels, Restaurants & Leisure	19.09%
Insurance	12.23%
IT Services	7.17%
Life Sciences Tools & Services	8.15%
Machinery	0.43%
Pharmaceuticals	1.36%
Professional Services	5.16%
Software	6.32%
Thrifts & Mortgage Finance	0.41%
Warrant	0.00%
Money Market Fund	4.18%
Total Investments	100.38%
Liabilities Net of Receivables and Other Assets	(0.38%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
MSCI, Inc.	6.83%
Vail Resorts, Inc.	6.41%
Gartner, Inc.	5.63%
CoStar Group, Inc.	5.16%
Kinsale Capital Group, Inc.	5.14%
Choice Hotels International, Inc.	4.56%
Arch Capital Group Ltd.	4.24%
IDEXX Laboratories, Inc.	3.95%
Bio-Techne Corp.	3.91%
ANSYS, Inc.	3.85%
Total	49.68%

IT–Information Technology

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–96.20%
Biotechnology–0.29%
†Denali Therapeutics, Inc.	73,000	$ 2,148,390
		2,148,390
Building Products–2.14%
†Trex Co., Inc.	290,000	15,781,800
		15,781,800
Capital Markets–17.01%
Carlyle Group, Inc.	215,000	6,806,900
Cohen & Steers, Inc.	191,000	12,145,690
FactSet Research Systems, Inc.	50,900	19,574,613
Houlihan Lokey, Inc.	148,500	11,721,105
Moelis & Co. Class A	115,000	4,525,250
Morningstar, Inc.	83,580	20,212,151
MSCI, Inc.	122,000	50,282,300
		125,268,009
Commercial Services & Supplies–0.68%
†BrightView Holdings, Inc.	416,820	5,001,840
		5,001,840
Diversified Consumer Services–1.70%
†Bright Horizons Family Solutions, Inc.	148,000	12,508,960
		12,508,960
Diversified Telecommunication Services–3.01%
†Iridium Communications, Inc.	590,000	22,160,400
		22,160,400
Electronic Equipment, Instruments & Components–0.73%
Littelfuse, Inc.	14,200	3,607,368
†Mirion Technologies, Inc.	308,304	1,775,831
		5,383,199
Equity Real Estate Investment Trusts–5.17%
Alexandria Real Estate Equities, Inc.	57,000	8,266,710
American Assets Trust, Inc.	28,500	846,450
Douglas Emmett, Inc.	319,050	7,140,339
Gaming & Leisure Properties, Inc.	476,657	21,859,490
		38,112,989
Health Care Equipment & Supplies–5.15%
†Figs, Inc. Class A	225,000	2,049,750
†IDEXX Laboratories, Inc.	83,000	29,110,590
†Neogen Corp.	280,000	6,745,200
		37,905,540
Hotels, Restaurants & Leisure–19.09%
Boyd Gaming Corp.	150,000	7,462,500
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Choice Hotels International, Inc.	301,000	$ 33,600,630
Krispy Kreme, Inc.	225,899	3,072,226
Marriott Vacations Worldwide Corp.	164,000	19,056,800
†Penn National Gaming, Inc.	670,000	20,381,400
Red Rock Resorts, Inc. Class A	296,000	9,874,560
Vail Resorts, Inc.	216,500	47,207,825
		140,655,941
Insurance–12.23%
†Arch Capital Group Ltd.	686,000	31,206,140
Kinsale Capital Group, Inc.	165,000	37,890,600
Primerica, Inc.	175,500	21,005,595
		90,102,335
IT Services–7.17%
†Gartner, Inc.	171,500	41,473,845
SS&C Technologies Holdings, Inc.	195,000	11,323,650
		52,797,495
Life Sciences Tools & Services–8.15%
Bio-Techne Corp.	83,000	28,771,120
†Mettler-Toledo International, Inc.	10,900	12,521,593
West Pharmaceutical Services, Inc.	62,000	18,746,940
		60,039,653
Machinery–0.43%
Marel HF	459,500	2,050,934
†Velo3D, Inc.	830,000	1,145,400
		3,196,334
Pharmaceuticals–1.36%
Dechra Pharmaceuticals PLC	237,600	10,018,475
		10,018,475
Professional Services–5.16%
†CoStar Group, Inc.	629,065	38,001,818
		38,001,818
Software–6.32%
†Altair Engineering, Inc. Class A	72,000	3,780,000
†ANSYS, Inc.	118,500	28,355,865
†Guidewire Software, Inc.	129,500	9,193,205
Pegasystems, Inc.	110,000	5,262,400
		46,591,470
LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.41%
Essent Group Ltd.	77,500	$ 3,014,750
		3,014,750
Total Common Stock (Cost $180,832,773)		708,689,398
WARRANT–0.00%
OneSpaWorld Holdings Ltd. exp 3/19/24 exercise price USD 11.50	9,999	11,698
Total Warrant (Cost $0)		11,698

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–4.18%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	30,763,162	$ 30,763,162
Total Money Market Fund (Cost $30,763,162)		30,763,162

TOTAL INVESTMENTS–100.38% (Cost $211,595,935)	739,464,258
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.38%)	(2,810,895)
NET ASSETS APPLICABLE TO 11,566,862 SHARES OUTSTANDING–100.00%	$736,653,363
NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND STANDARD CLASS ($59,592,735 / 901,197 Shares)	$66.126
NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND SERVICE CLASS ($677,060,628 / 10,665,665 Shares)	$63.480
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$142,470,678
Distributable earnings/(accumulated loss)	594,182,685
TOTAL NET ASSETS	$736,653,363

† Non-income producing.
★ Includes $3,080,936 payable for securities purchased, $168,556 payable for fund shares redeemed, $53,728 other accrued expenses payable and $696,252 due to manager and affiliates as of June 30, 2022.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund–4

LVIP Baron Growth Opportunities Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 4,046,689
Foreign taxes withheld	(5,199)
4,041,490
EXPENSES:
Management fees	4,236,023
Distribution fees-Service Class	977,170
Shareholder servicing fees	122,845
Accounting and administration expenses	91,128
Professional fees	20,540
Trustees’ fees and expenses	13,975
Reports and statements to shareholders	11,382
Custodian fees	3,799
Consulting fees	1,454
Pricing fees	550
Other	10,624
5,489,490
Less:
Management fees waived	(653,042)
Total operating expenses	4,836,448
NET INVESTMENT LOSS	(794,958)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	6,449,326
Foreign currencies	(796)
Net realized gain	6,448,530
Net change in unrealized appreciation (depreciation) of investments	(328,066,910)
NET REALIZED AND UNREALIZED LOSS	(321,618,380)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(322,413,338)
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (794,958)	$ (5,147,185)
Net realized gain	6,448,530	61,242,118
Net change in unrealized appreciation (depreciation)	(328,066,910)	114,695,633
Net increase (decrease) in net assets resulting from operations	(322,413,338)	170,790,566
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,670,942)
Service Class	—	(21,694,089)
	—	(23,365,031)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	11,349,955	9,864,923
Service Class	60,929,433	128,169,778
Reinvestment of dividends and distributions:
Standard Class	—	1,670,942
Service Class	—	21,694,089
	72,279,388	161,399,732
Cost of shares redeemed:
Standard Class	(5,740,387)	(13,947,064)
Service Class	(55,312,059)	(183,681,267)
	(61,052,446)	(197,628,331)
Increase (decrease) in net assets derived from capital share transactions	11,226,942	(36,228,599)
NET INCREASE (DECREASE) IN NET ASSETS	(311,186,396)	111,196,936
NET ASSETS:
Beginning of period	1,047,839,759	936,642,823
End of period	$ 736,653,363	$1,047,839,759
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund–5

LVIP Baron Growth Opportunities Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Baron Growth Opportunities Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 95.264	$ 81.827	$ 62.157	$ 46.700	$ 50.365	$ 41.088
Income (loss) from investment operations:
Net investment income (loss)[2]	0.016	(0.255)	(0.198)	0.050	0.012	(0.001)
Net realized and unrealized gain (loss)	(29.154)	15.744	21.270	17.014	(1.427)	11.178
Total from investment operations	(29.138)	15.489	21.072	17.064	(1.415)	11.177
Less dividends and distributions from:
Net realized gain	—	(2.052)	(1.402)	(1.607)	(2.250)	(1.900)
Total dividends and distributions	—	(2.052)	(1.402)	(1.607)	(2.250)	(1.900)
Net asset value, end of period	$ 66.126	$ 95.264	$ 81.827	$ 62.157	$ 46.700	$ 50.365
Total return[3]	(30.59%)	19.02%	34.41%	36.72%	(3.70%)	27.56%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 59,593	$ 78,495	$ 69,487	$ 71,190	$ 50,558	$ 41,010
Ratio of expenses to average net assets	0.91%	0.89%	0.93%	0.93%	0.93%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.06%	1.06%	1.07%	1.07%	1.08%	1.07%
Ratio of net investment income (loss) to average net assets	0.04%	(0.28%)	(0.32%)	0.08%	0.02%	0.00%
Ratio of net investment (loss) to average net assets prior to expenses waived/reimbursed	(0.11%)	(0.45%)	(0.46%)	(0.06%)	(0.13%)	(0.12%)
Portfolio turnover	1%	2%	1%	6%	6%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund–6

LVIP Baron Growth Opportunities Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Baron Growth Opportunities Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 91.567	$ 78.916	$ 60.140	$ 45.337	$ 49.069	$ 40.172
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.076)	(0.460)	(0.347)	(0.090)	(0.118)	(0.116)
Net realized and unrealized gain (loss)	(28.011)	15.163	20.525	16.500	(1.364)	10.913
Total from investment operations	(28.087)	14.703	20.178	16.410	(1.482)	10.797
Less dividends and distributions from:
Net realized gain	—	(2.052)	(1.402)	(1.607)	(2.250)	(1.900)
Total dividends and distributions	—	(2.052)	(1.402)	(1.607)	(2.250)	(1.900)
Net asset value, end of period	$ 63.480	$ 91.567	$ 78.916	$ 60.140	$ 45.337	$ 49.069
Total return[3]	(30.67%)	18.72%	34.08%	36.38%	(3.93%)	27.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 677,061	$969,345	$867,155	$710,636	$540,704	$569,973
Ratio of expenses to average net assets	1.16%	1.14%	1.18%	1.18%	1.18%	1.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.31%	1.31%	1.32%	1.32%	1.33%	1.32%
Ratio of net investment (loss) to average net assets	(0.21%)	(0.53%)	(0.57%)	(0.17%)	(0.23%)	(0.25%)
Ratio of net investment (loss) to average net assets prior to expenses waived/reimbursed	(0.36%)	(0.70%)	(0.71%)	(0.31%)	(0.38%)	(0.37%)
Portfolio turnover	1%	2%	1%	6%	6%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund–7

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Baron Growth Opportunities Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation through long-term investments in securities of small-sized companies with undervalued assets or favorable growth prospects.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Baron Growth Opportunities Fund–8

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Special Purpose Acquisition Companies – Special purpose acquisition companies (“SPACs”) are collective investment structures that allow for private investments in public equity investments (“PIPE”). SPACs, sometimes referred to “blank-check” companies, do not have an operating history but conduct an initial public offering (“IPO”) the proceeds of which are held in a trust account and used to finance an acquisition of a business or assets. Following the IPO but prior to finalizing the merger or purchase agreement, the SPAC often will raise additional capital through committed debt or equity financing, the latter of which is often structured as a PIPE commitment. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger. The securities issued by a SPAC, which are typically traded in the over-the-counter market, may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale. The LVIP Baron Growth Opportunities Fund had contingent commitments outstanding of approximately $0 to purchase PIPE shares as of June 30, 2022.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 1.00% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.09% on the first $250 million of the Fund’s average daily net assets; 0.14% on the next $250 million, 0.19% on the next $200 million; 0.20% on the next $50 million; and 0.25% in excess of $750 million of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.93% of the average daily net assets for the Standard Class and 1.18% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2022, no expense reimbursements were subject to recoupment.
BAMCO, Inc. (the “Sub-Adviser”) a subsidiary of Baron Capital Group, Inc., provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
LVIP Baron Growth Opportunities Fund–9

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$29,664
Legal	5,296
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,775 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$530,515
Distribution fees payable to LFD	142,032
Printing and mailing fees payable to Lincoln Life	5,775
Shareholder servicing fees payable to Lincoln Life	17,930
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.
For the six months ended June 30, 2022, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 7,762,168
Sales	17,573,990
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$211,595,935
Aggregate unrealized appreciation of investments	$534,640,536
Aggregate unrealized depreciation of investments	(6,772,213)
Net unrealized appreciation of investments	$527,868,323
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
LVIP Baron Growth Opportunities Fund–10

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Biotechnology	$ 2,148,390	$ —	$—	$ 2,148,390
Building Products	15,781,800	—	—	15,781,800
Capital Markets	125,268,009	—	—	125,268,009
Commercial Services & Supplies	5,001,840	—	—	5,001,840
Diversified Consumer Services	12,508,960	—	—	12,508,960
Diversified Telecommunication Services	22,160,400	—	—	22,160,400
Electronic Equipment, Instruments & Components	5,383,199	—	—	5,383,199
Equity Real Estate Investment Trusts	38,112,989	—	—	38,112,989
Health Care Equipment & Supplies	37,905,540	—	—	37,905,540
Hotels, Restaurants & Leisure	140,655,941	—	—	140,655,941
Insurance	90,102,335	—	—	90,102,335
IT Services	52,797,495	—	—	52,797,495
Life Sciences Tools & Services	60,039,653	—	—	60,039,653
Machinery	1,145,400	2,050,934	—	3,196,334
Pharmaceuticals	—	10,018,475	—	10,018,475
Professional Services	38,001,818	—	—	38,001,818
Software	46,591,470	—	—	46,591,470
Thrifts & Mortgage Finance	3,014,750	—	—	3,014,750
Warrant	—	11,698	—	11,698
Money Market Fund	30,763,162	—	—	30,763,162
Total Investments	$727,383,151	$12,081,107	$—	$739,464,258
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Baron Growth Opportunities Fund–11

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	151,944	113,006
Service Class	822,446	1,507,309
Shares reinvested:
Standard Class	—	18,149
Service Class	—	244,959
	974,390	1,883,423
Shares redeemed:
Standard Class	(74,714)	(156,383)
Service Class	(742,987)	(2,154,341)
	(817,701)	(2,310,724)
Net increase (decrease)	156,689	(427,301)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Fund may invest in REITs ("Real Estate Investment Trust") and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2022. The Fund's REIT holdings may also be affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
LVIP Baron Growth Opportunities Fund–12

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Baron Growth Opportunities Fund–13

LVIP Baron Growth Opportunities Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Baron Growth Opportunities Fund–14

LVIP BlackRock Dividend Value Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP BlackRock Dividend Value Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Dividend Value Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$930.60	0.64%	$3.06
Service Class Shares	1,000.00	929.40	0.89%	4.26
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.90	0.64%	$3.21
Service Class Shares	1,000.00	1,020.60	0.89%	4.46

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	91.30%
Aerospace & Defense	2.39%
Auto Components	0.42%
Automobiles	1.39%
Banks	9.66%
Beverages	1.24%
Biotechnology	0.47%
Capital Markets	1.78%
Chemicals	1.38%
Communications Equipment	1.69%
Consumer Finance	0.38%
Containers & Packaging	1.73%
Distributors	0.30%
Diversified Consumer Services	0.18%
Diversified Financial Services	0.78%
Diversified Telecommunication Services	2.52%
Electric Utilities	4.59%
Electrical Equipment	0.34%
Entertainment	0.38%
Food & Staples Retailing	0.64%
Food Products	1.05%
Gas Utilities	0.53%
Health Care Equipment & Supplies	4.30%
Health Care Providers & Services	6.84%
Hotels, Restaurants & Leisure	0.23%
Household Durables	1.86%
Household Products	0.36%
Industrial Conglomerates	0.96%
Insurance	6.20%
IT Services	5.09%
Machinery	0.88%
Media	2.35%
Metals & Mining	0.24%
Multiline Retail	0.97%
Multi-Utilities	4.01%
Oil, Gas & Consumable Fuels	7.75%
Personal Products	1.39%
Pharmaceuticals	5.13%
Professional Services	0.94%
Road & Rail	0.70%
Semiconductors & Semiconductor Equipment	0.56%
Software	1.77%
Specialty Retail	0.87%
Technology Hardware, Storage & Peripherals	0.99%
Textiles, Apparel & Luxury Goods	0.28%
Thrifts & Mortgage Finance	0.12%
Security Type/Sector	Percentage of Net Assets
Tobacco	1.69%
Trading Companies & Distributors	0.32%
Wireless Telecommunication Services	0.66%
Money Market Fund	6.76%
Total Investments	98.06%
Receivables and Other Assets Net of Liabilities	1.94%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Wells Fargo & Co.	2.05%
Elevance Health, Inc.	1.92%
Verizon Communications, Inc.	1.85%
Citigroup, Inc.	1.82%
Humana, Inc.	1.78%
BP PLC	1.74%
Cisco Systems, Inc.	1.69%
Medtronic PLC	1.63%
Enterprise Products Partners LP	1.63%
AstraZeneca PLC	1.61%
Total	17.72%

IT–Information Technology

LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–91.30%
Aerospace & Defense–2.39%
Airbus SE	87,429	$ 8,551,418
BAE Systems PLC	1,785,618	18,077,586
Huntington Ingalls Industries, Inc.	45,863	9,989,879
Lockheed Martin Corp.	8,996	3,867,920
		40,486,803
Auto Components–0.42%
Lear Corp.	56,573	7,121,975
		7,121,975
Automobiles–1.39%
†General Motors Co.	743,074	23,600,030
		23,600,030
Banks–9.66%
Bank of America Corp.	587,880	18,300,705
Citigroup, Inc.	670,664	30,843,837
Citizens Financial Group, Inc.	96,896	3,458,218
Comerica, Inc.	50,391	3,697,692
Fifth Third Bancorp	87,302	2,933,347
First Citizens BancShares, Inc. Class A	31,048	20,298,562
First Horizon Corp.	169,812	3,712,090
FNB Corp.	175,013	1,900,641
Huntington Bancshares, Inc.	423,560	5,095,427
JPMorgan Chase & Co.	164,361	18,508,692
KeyCorp	207,889	3,581,928
Regions Financial Corp.	195,292	3,661,725
Truist Financial Corp.	82,302	3,903,584
U.S. Bancorp	93,114	4,285,106
United Bankshares, Inc.	70,328	2,466,403
Valley National Bancorp	206,717	2,151,924
Wells Fargo & Co.	887,578	34,766,430
		163,566,311
Beverages–1.24%
Coca-Cola Co.	74,714	4,700,257
Constellation Brands, Inc. Class A	70,163	16,352,189
		21,052,446
Biotechnology–0.47%
Gilead Sciences, Inc.	127,797	7,899,133
		7,899,133
Capital Markets–1.78%
Charles Schwab Corp.	157,535	9,953,061
Federated Hermes, Inc.	50,355	1,600,785
Franklin Resources, Inc.	142,889	3,330,743
Invesco Ltd.	176,516	2,847,203
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Janus Henderson Group PLC	87,731	$ 2,062,556
Lazard Ltd. Class A	57,149	1,852,199
Raymond James Financial, Inc.	95,556	8,543,662
		30,190,209
Chemicals–1.38%
Chemours Co.	86,489	2,769,378
Huntsman Corp.	88,761	2,516,374
LyondellBasell Industries NV Class A	73,706	6,446,327
PPG Industries, Inc.	101,786	11,638,211
		23,370,290
Communications Equipment–1.69%
Cisco Systems, Inc.	670,649	28,596,473
		28,596,473
Consumer Finance–0.38%
Capital One Financial Corp.	61,313	6,388,201
		6,388,201
Containers & Packaging–1.73%
International Paper Co.	157,184	6,575,006
Packaging Corp. of America	28,748	3,952,850
Sealed Air Corp.	217,686	12,564,836
Sonoco Products Co.	50,977	2,907,728
Westrock Co.	81,083	3,230,347
		29,230,767
Distributors–0.30%
Genuine Parts Co.	37,590	4,999,470
		4,999,470
Diversified Consumer Services–0.18%
H&R Block, Inc.	86,230	3,045,644
		3,045,644
Diversified Financial Services–0.78%
Apollo Global Management, Inc.	182,330	8,839,359
Equitable Holdings, Inc.	164,860	4,297,900
		13,137,259
Diversified Telecommunication Services–2.52%
AT&T, Inc.	314,178	6,585,171
Lumen Technologies, Inc.	438,975	4,789,217
Verizon Communications, Inc.	617,592	31,342,794
		42,717,182
Electric Utilities–4.59%
Alliant Energy Corp.	76,554	4,486,830
LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
American Electric Power Co., Inc.	144,203	$ 13,834,836
Edison International	170,866	10,805,566
Entergy Corp.	55,464	6,247,465
Eversource Energy	57,731	4,876,537
Exelon Corp.	113,593	5,148,035
FirstEnergy Corp.	131,884	5,063,027
IDACORP, Inc.	23,555	2,494,946
NextEra Energy, Inc.	42,206	3,269,277
NRG Energy, Inc.	119,398	4,557,422
OGE Energy Corp.	94,700	3,651,632
Pinnacle West Capital Corp.	53,267	3,894,883
PPL Corp.	178,588	4,845,092
Xcel Energy, Inc.	64,606	4,571,520
		77,747,068
Electrical Equipment–0.34%
Eaton Corp. PLC	21,934	2,763,464
Emerson Electric Co.	36,718	2,920,550
		5,684,014
Entertainment–0.38%
Activision Blizzard, Inc.	82,095	6,391,917
		6,391,917
Food & Staples Retailing–0.64%
Walgreens Boots Alliance, Inc.	134,316	5,090,576
Walmart, Inc.	47,620	5,789,640
		10,880,216
Food Products–1.05%
Conagra Brands, Inc.	178,799	6,122,078
General Mills, Inc.	73,556	5,549,800
Mondelez International, Inc. Class A	97,838	6,074,761
		17,746,639
Gas Utilities–0.53%
New Jersey Resources Corp.	46,828	2,085,251
†Southwest Gas Holdings, Inc.	29,568	2,574,782
UGI Corp.	113,071	4,365,671
		9,025,704
Health Care Equipment & Supplies–4.30%
Alcon, Inc.	85,040	5,963,135
DENTSPLY SIRONA, Inc.	269,660	9,634,952
Koninklijke Philips NV	681,185	14,610,414
Medtronic PLC	308,261	27,666,425
Zimmer Biomet Holdings, Inc.	142,708	14,992,902
		72,867,828
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–6.84%
AmerisourceBergen Corp.	64,258	$ 9,091,222
Cigna Corp.	77,581	20,444,145
Elevance Health, Inc.	67,381	32,516,723
Humana, Inc.	64,471	30,176,941
Laboratory Corp. of America Holdings	101,199	23,716,998
		115,946,029
Hotels, Restaurants & Leisure–0.23%
McDonald's Corp.	15,793	3,898,976
		3,898,976
Household Durables–1.86%
Garmin Ltd.	34,183	3,358,480
Leggett & Platt, Inc.	65,270	2,257,036
Newell Brands, Inc.	740,246	14,094,284
Panasonic Holdings Corp.	1,453,200	11,733,406
		31,443,206
Household Products–0.36%
Kimberly-Clark Corp.	45,001	6,081,885
		6,081,885
Industrial Conglomerates–0.96%
General Electric Co.	69,849	4,447,286
Siemens AG	115,301	11,852,539
		16,299,825
Insurance–6.20%
Allstate Corp.	52,342	6,633,302
American International Group, Inc.	428,253	21,896,576
Cincinnati Financial Corp.	28,848	3,432,335
Fidelity National Financial, Inc.	455,011	16,817,206
MetLife, Inc.	124,322	7,806,178
Old Republic International Corp.	143,661	3,212,260
Principal Financial Group, Inc.	85,420	5,705,202
Prudential Financial, Inc.	62,725	6,001,528
Prudential PLC	715,224	8,896,837
Unum Group	101,171	3,441,837
Willis Towers Watson PLC	107,251	21,170,275
		105,013,536
IT Services–5.09%
Cognizant Technology Solutions Corp. Class A	313,893	21,184,639
Fidelity National Information Services, Inc.	251,528	23,057,572
International Business Machines Corp.	66,166	9,341,977
SS&C Technologies Holdings, Inc.	312,077	18,122,311

LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Visa, Inc. Class A	57,300	$ 11,281,797
Western Union Co.	201,294	3,315,312
		86,303,608
Machinery–0.88%
Caterpillar, Inc.	17,598	3,145,819
Komatsu Ltd.	525,000	11,690,258
		14,836,077
Media–2.35%
Comcast Corp. Class A	495,642	19,448,992
Fox Corp. Class A	374,750	12,051,960
Interpublic Group of Cos., Inc.	145,807	4,014,067
Omnicom Group, Inc.	67,666	4,304,234
		39,819,253
Metals & Mining–0.24%
Newmont Corp.	68,140	4,065,914
		4,065,914
Multiline Retail–0.97%
Dollar General Corp.	67,073	16,462,397
		16,462,397
Multi-Utilities–4.01%
Avista Corp.	34,149	1,485,823
Black Hills Corp.	31,156	2,267,222
CenterPoint Energy, Inc.	136,532	4,038,617
CMS Energy Corp.	68,869	4,648,657
Dominion Energy, Inc.	64,633	5,158,360
DTE Energy Co.	36,278	4,598,236
NiSource, Inc.	170,867	5,038,868
NorthWestern Corp.	25,490	1,502,126
Public Service Enterprise Group, Inc.	259,509	16,421,729
Sempra Energy	115,749	17,393,602
WEC Energy Group, Inc.	53,931	5,427,616
		67,980,856
Oil, Gas & Consumable Fuels–7.75%
BP PLC	6,262,432	29,405,217
Chevron Corp.	37,000	5,356,860
ConocoPhillips	163,129	14,650,615
Enterprise Products Partners LP	1,133,630	27,626,563
EQT Corp.	422,077	14,519,449
Exxon Mobil Corp.	84,560	7,241,718
Hess Corp.	103,774	10,993,818
Marathon Petroleum Corp.	61,603	5,064,383
ONEOK, Inc.	134,106	7,442,883
Valero Energy Corp.	84,015	8,929,114
		131,230,620
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products–1.39%
Unilever PLC ADR	513,908	$ 23,552,404
		23,552,404
Pharmaceuticals–5.13%
AstraZeneca PLC	207,145	27,326,927
Bayer AG	372,030	22,216,276
Merck & Co., Inc.	72,260	6,587,944
Pfizer, Inc.	109,051	5,717,544
Sanofi	247,709	24,980,468
		86,829,159
Professional Services–0.94%
Leidos Holdings, Inc.	158,138	15,926,078
		15,926,078
Road & Rail–0.70%
Union Pacific Corp.	55,875	11,917,020
		11,917,020
Semiconductors & Semiconductor Equipment–0.56%
Analog Devices, Inc.	39,493	5,769,532
Intel Corp.	100,226	3,749,455
		9,518,987
Software–1.77%
CDK Global, Inc.	277,647	15,206,726
Microsoft Corp.	57,586	14,789,813
		29,996,539
Specialty Retail–0.87%
Ross Stores, Inc.	210,843	14,807,504
		14,807,504
Technology Hardware, Storage & Peripherals–0.99%
HP, Inc.	126,101	4,133,591
Samsung Electronics Co. Ltd.GDR	8,460	9,211,031
Seagate Technology Holdings PLC	46,780	3,341,963
		16,686,585
Textiles, Apparel & Luxury Goods–0.28%
Hanesbrands, Inc.	172,726	1,777,351
Ralph Lauren Corp.	33,193	2,975,752
		4,753,103
Thrifts & Mortgage Finance–0.12%
New York Community Bancorp, Inc.	231,299	2,111,760
		2,111,760
Tobacco–1.69%
Altria Group, Inc.	481,752	20,122,781
British American Tobacco PLC	10,086	432,329

LVIP BlackRock Dividend Value Managed Volatility Fund–5

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco (continued)
Philip Morris International, Inc.	82,248	$ 8,121,167
		28,676,277
Trading Companies & Distributors–0.32%
MSC Industrial Direct Co., Inc. Class A	22,580	1,695,984
Watsco, Inc.	15,384	3,674,007
		5,369,991
Wireless Telecommunication Services–0.66%
Rogers Communications, Inc. Class B	233,053	11,167,425
		11,167,425
Total Common Stock (Cost $1,351,813,194)		1,546,440,593

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–6.76%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	114,544,462	$ 114,544,462
Total Money Market Fund (Cost $114,544,462)		114,544,462

TOTAL INVESTMENTS–98.06% (Cost $1,466,357,656)	1,660,985,055
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.94%	32,925,509
NET ASSETS APPLICABLE TO 76,089,896 SHARES OUTSTANDING–100.00%	$1,693,910,564
NET ASSET VALUE PER SHARE–LVIP BLACKROCK DIVIDEND VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($281,173,435 / 12,585,406 Shares)	$22.341
NET ASSET VALUE PER SHARE–LVIP BLACKROCK DIVIDEND VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($1,412,737,129 / 63,504,490 Shares)	$22.246
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$1,248,338,245
Distributable earnings/(accumulated loss)	445,572,319
TOTAL NET ASSETS	$1,693,910,564

† Non-income producing.
★ Includes $20,619,854 cash collateral held at broker for futures contracts, $5,773,233 variation margin due from broker on futures contracts, $5,211,975 payable for securities purchased, $438,702 payable for fund shares redeemed, $123,774 other accrued expenses payable and $1,170,861 due to manager and affiliates as of June 30, 2022.
LVIP BlackRock Dividend Value Managed Volatility Fund–6

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(181)	British Pound	$ (13,800,119)	$ (13,774,459)	9/19/22	$ —	$ (25,660)
(173)	Euro	(22,788,425)	(22,764,291)	9/19/22	—	(24,134)
(178)	Japanese Yen	(16,499,487)	(16,650,522)	9/19/22	151,035	—
					151,035	(49,794)
Equity Contracts:
12	Dow Jones U.S. Real Estate Index	428,280	424,245	9/16/22	4,035	—
(70)	E-mini MSCI Emerging Markets Index	(3,509,450)	(3,515,034)	9/16/22	5,584	—
(41)	E-mini Russell 2000 Index	(3,501,400)	(3,508,451)	9/16/22	7,051	—
(864)	E-mini S&P 500 Index	(163,706,400)	(162,317,247)	9/16/22	—	(1,389,153)
2	E-mini S&P 500 Index	378,950	381,980	9/16/22	—	(3,030)
3	E-mini S&P MidCap 400 Index	680,400	726,290	9/16/22	—	(45,890)
(353)	E-mini S&P MidCap 400 Index	(80,060,400)	(80,415,373)	9/16/22	354,973	—
(620)	Euro STOXX 50 Index	(22,357,175)	(22,537,191)	9/16/22	180,016	—
(156)	FTSE 100 Index	(13,522,697)	(13,498,432)	9/16/22	—	(24,265)
(84)	Nikkei 225 Index (OSE)	(16,331,959)	(16,344,820)	9/8/22	12,861	—
					564,520	(1,462,338)
Total Futures Contracts					$715,555	$(1,512,132)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
IT–Information Technology
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund–7

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 25,981,680
EXPENSES:
Management fees	6,658,592
Distribution fees-Service Class	1,946,996
Shareholder servicing fees	270,720
Accounting and administration expenses	188,471
Index fees	74,053
Professional fees	32,104
Trustees’ fees and expenses	28,611
Custodian fees	28,525
Reports and statements to shareholders	18,777
Pricing fees	4,631
Consulting fees	2,043
Other	522,159
9,775,682
Less:
Management fees waived	(1,363,456)
Total operating expenses	8,412,226
NET INVESTMENT INCOME	17,569,454
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	108,701,042
Foreign currencies	(68,706)
Futures contracts	(524,801)
Net realized gain	108,107,535
Net change in unrealized appreciation (depreciation) of:
Investments	(251,484,831)
Foreign currencies	(51,287)
Futures contracts	(2,254,399)
Net change in unrealized appreciation (depreciation)	(253,790,517)
NET REALIZED AND UNREALIZED LOSS	(145,682,982)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(128,113,528)
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 17,569,454	$ 28,703,098
Net realized gain	108,107,535	243,204,192
Net change in unrealized appreciation (depreciation)	(253,790,517)	120,663,506
Net increase (decrease) in net assets resulting from operations	(128,113,528)	392,570,796
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(18,392,374)
Service Class	—	(90,518,720)
	—	(108,911,094)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,499,700	6,654,930
Service Class	57,469,737	68,816,853
Reinvestment of dividends and distributions:
Standard Class	—	18,392,374
Service Class	—	90,518,720
	62,969,437	184,382,877
Cost of shares redeemed:
Standard Class	(24,164,190)	(38,915,257)
Service Class	(178,981,973)	(280,345,246)
	(203,146,163)	(319,260,503)
Decrease in net assets derived from capital share transactions	(140,176,726)	(134,877,626)
NET INCREASE (DECREASE) IN NET ASSETS	(268,290,254)	148,782,076
NET ASSETS:
Beginning of period	1,962,200,818	1,813,418,742
End of period	$1,693,910,564	$1,962,200,818
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund–8

LVIP BlackRock Dividend Value Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 24.007	$ 20.691	$ 20.923	$ 18.789	$ 20.918	$ 18.287
Income (loss) from investment operations:
Net investment income[3]	0.249	0.407	0.425	0.442	0.451	0.372
Net realized and unrealized gain (loss)	(1.915)	4.367	(0.203)	2.992	(2.107)	2.633
Total from investment operations	(1.666)	4.774	0.222	3.434	(1.656)	3.005
Less dividends and distributions from:
Net investment income	—	(0.510)	(0.409)	(0.381)	(0.473)	(0.374)
Net realized gain	—	(0.948)	(0.045)	(0.919)	—	—
Total dividends and distributions	—	(1.458)	(0.454)	(1.300)	(0.473)	(0.374)
Net asset value, end of period	$ 22.341	$ 24.007	$ 20.691	$ 20.923	$ 18.789	$ 20.918
Total return[4]	(6.94%)	23.07%	1.12%	18.59%	(7.91%)	16.43%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$281,173	$320,848	$288,674	$305,230	$279,810	$335,958
Ratio of expenses to average net assets	0.64%	0.64%	0.66%	0.67%	0.68%	0.66%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.79%	0.78%	0.80%	0.80%	0.81%	0.79%
Ratio of net investment income to average net assets	2.14%	1.70%	2.26%	2.20%	2.16%	1.90%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.99%	1.56%	2.12%	2.07%	2.02%	1.77%
Portfolio turnover	23%	37%	48%	40%	37%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund–9

LVIP BlackRock Dividend Value Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Dividend Value Managed Volatility Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 23.935	$ 20.634	$ 20.871	$ 18.759	$ 20.881	$ 18.258
Income (loss) from investment operations:
Net investment income[3]	0.218	0.345	0.376	0.391	0.397	0.322
Net realized and unrealized gain (loss)	(1.907)	4.352	(0.206)	2.982	(2.097)	2.626
Total from investment operations	(1.689)	4.697	0.170	3.373	(1.700)	2.948
Less dividends and distributions from:
Net investment income	—	(0.448)	(0.362)	(0.342)	(0.422)	(0.325)
Net realized gain	—	(0.948)	(0.045)	(0.919)	—	—
Total dividends and distributions	—	(1.396)	(0.407)	(1.261)	(0.422)	(0.325)
Net asset value, end of period	$ 22.246	$ 23.935	$ 20.634	$ 20.871	$ 18.759	$ 20.881
Total return[4]	(7.06%)	22.76%	0.87%	18.30%	(8.14%)	16.14%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,412,737	$1,641,353	$1,524,745	$1,471,966	$910,794	$968,739
Ratio of expenses to average net assets	0.89%	0.89%	0.91%	0.92%	0.93%	0.91%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.04%	1.03%	1.05%	1.05%	1.06%	1.04%
Ratio of net investment income to average net assets	1.89%	1.45%	2.01%	1.95%	1.91%	1.65%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.74%	1.31%	1.87%	1.82%	1.77%	1.52%
Portfolio turnover	23%	37%	48%	40%	37%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund–10

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek reasonable income by investing primarily in income-producing equity securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of
LVIP BlackRock Dividend Value Managed Volatility Fund–11

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2022, the value and cost of foreign currency held by the LVIP BlackRock Dividend Value Managed Volatility Fund is $995 and $1,059 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.750% of the first $500 million of the Fund’s average daily net assets; and 0.700% of the Fund’s average daily net assets in excess of $500 million.   Effective January 1, 2022, LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.125% on the first $750 million of the Fund’s average daily net assets and 0.16% of the Fund’s average daily net assets in excess of $750 million.   The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to January 1, 2022, LIAC had contractually agreed to waive a portion of its advisory fee as follows: 0.115% on the first $750 million and 0.155% of the Fund’s average daily net assets in excess of $750 million.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.675% of the average daily net assets for the Standard Class and 0.925% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed Fund expenses. As of June 30, 2022, no expense reimbursements were subject to recoupment.
BlackRock Investment Management LLC (“BlackRock”) is responsible for managing the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
LVIP BlackRock Dividend Value Managed Volatility Fund–12

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$63,258
Legal	11,293
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $10,372 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$818,955
Distribution fees payable to LFD	299,815
Printing and mailing fees payable to Lincoln Life	10,372
Shareholder servicing fees payable to Lincoln Life	41,719
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$394,481,968
Sales	495,096,491
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$1,466,357,656
Aggregate unrealized appreciation of investments and derivatives	$ 265,474,447
Aggregate unrealized depreciation of investments and derivatives	(70,847,048)
Net unrealized appreciation of investments and derivatives	$ 194,627,399
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market
LVIP BlackRock Dividend Value Managed Volatility Fund–13

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 13,857,799	$ 26,629,004	$—	$ 40,486,803
Auto Components	7,121,975	—	—	7,121,975
Automobiles	23,600,030	—	—	23,600,030
Banks	163,566,311	—	—	163,566,311
Beverages	21,052,446	—	—	21,052,446
Biotechnology	7,899,133	—	—	7,899,133
Capital Markets	30,190,209	—	—	30,190,209
Chemicals	23,370,290	—	—	23,370,290
Communications Equipment	28,596,473	—	—	28,596,473
Consumer Finance	6,388,201	—	—	6,388,201
Containers & Packaging	29,230,767	—	—	29,230,767
Distributors	4,999,470	—	—	4,999,470
Diversified Consumer Services	3,045,644	—	—	3,045,644
Diversified Financial Services	13,137,259	—	—	13,137,259
Diversified Telecommunication Services	42,717,182	—	—	42,717,182
Electric Utilities	77,747,068	—	—	77,747,068
Electrical Equipment	5,684,014	—	—	5,684,014
Entertainment	6,391,917	—	—	6,391,917
Food & Staples Retailing	10,880,216	—	—	10,880,216
Food Products	17,746,639	—	—	17,746,639
Gas Utilities	9,025,704	—	—	9,025,704
Health Care Equipment & Supplies	52,294,279	20,573,549	—	72,867,828
Health Care Providers & Services	115,946,029	—	—	115,946,029
Hotels, Restaurants & Leisure	3,898,976	—	—	3,898,976
Household Durables	19,709,800	11,733,406	—	31,443,206
Household Products	6,081,885	—	—	6,081,885
Industrial Conglomerates	4,447,286	11,852,539	—	16,299,825
Insurance	96,116,699	8,896,837	—	105,013,536
IT Services	86,303,608	—	—	86,303,608
Machinery	3,145,819	11,690,258	—	14,836,077
Media	39,819,253	—	—	39,819,253
Metals & Mining	4,065,914	—	—	4,065,914
Multiline Retail	16,462,397	—	—	16,462,397
Multi-Utilities	67,980,856	—	—	67,980,856
Oil, Gas & Consumable Fuels	101,825,403	29,405,217	—	131,230,620
Personal Products	23,552,404	—	—	23,552,404
Pharmaceuticals	12,305,488	74,523,671	—	86,829,159
Professional Services	15,926,078	—	—	15,926,078
Road & Rail	11,917,020	—	—	11,917,020
LVIP BlackRock Dividend Value Managed Volatility Fund–14

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Semiconductors & Semiconductor Equipment	$ 9,518,987	$ —	$—	$ 9,518,987
Software	29,996,539	—	—	29,996,539
Specialty Retail	14,807,504	—	—	14,807,504
Technology Hardware, Storage & Peripherals	7,475,554	9,211,031	—	16,686,585
Textiles, Apparel & Luxury Goods	4,753,103	—	—	4,753,103
Thrifts & Mortgage Finance	2,111,760	—	—	2,111,760
Tobacco	28,243,948	432,329	—	28,676,277
Trading Companies & Distributors	5,369,991	—	—	5,369,991
Wireless Telecommunication Services	11,167,425	—	—	11,167,425
Money Market Fund	114,544,462	—	—	114,544,462
Total Investments	$1,456,037,214	$204,947,841	$—	$1,660,985,055
Derivatives:

Assets:
Futures Contracts	$ 715,555	$—	$—	$ 715,555
Liabilities:
Futures Contracts	$(1,512,132)	$—	$—	$(1,512,132)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	238,021	277,045
Service Class	2,400,189	2,850,320
Shares reinvested:
Standard Class	—	766,120
Service Class	—	3,781,865
	2,638,210	7,675,350
Shares redeemed:
Standard Class	(1,017,259)	(1,629,916)
Service Class	(7,471,448)	(11,952,275)
	(8,488,707)	(13,582,191)
Net decrease	(5,850,497)	(5,906,841)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP BlackRock Dividend Value Managed Volatility Fund–15

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$564,520	Receivables and other assets net of liabilities	$(1,462,338)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	151,035	Receivables and other assets net of liabilities	(49,794)
Total		$715,555		$(1,512,132)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ 1,026,081	$(2,273,942)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,550,882)	19,543
Total		$ (524,801)	$(2,254,399)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$58,445,338	$87,333,844
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs
LVIP BlackRock Dividend Value Managed Volatility Fund–16

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2022, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2022. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP BlackRock Dividend Value Managed Volatility Fund–17

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund–18

LVIP BlackRock Dividend Value Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock Dividend Value Managed Volatility Fund–19

LVIP BlackRock Global Allocation Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP BlackRock Global Allocation Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Global Allocation Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$839.40	0.72%	$3.28
Service Class Shares	1,000.00	838.50	0.96%	4.38
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.20	0.72%	$3.61
Service Class Shares	1,000.00	1,020.00	0.96%	4.81

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Global Allocation Fund–1

LVIP BlackRock Global Allocation Fund
Consolidated Security Type/Country Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Security Type/Country	Percentage of Net Assets
Common Stock	52.04%
Argentina	0.00%
Australia	0.27%
Belgium	0.01%
Brazil	0.05%
Canada	1.06%
Cayman Islands	0.04%
Chile	0.03%
China	2.23%
Denmark	0.22%
Finland	0.02%
France	1.73%
Germany	2.38%
Greenland	0.00%
Hong Kong	0.38%
India	0.01%
Ireland	0.05%
Israel	0.34%
Italy	0.32%
Japan	0.90%
Macau	0.01%
Mexico	0.02%
Netherlands	1.34%
Norway	0.04%
Poland	0.01%
Republic of Korea	0.59%
Russia	0.00%
Saudi Arabia	0.00%
Singapore	0.00%
South Africa	0.01%
Spain	0.36%
Sweden	0.50%
Switzerland	1.15%
Taiwan	0.50%
Turkey	0.00%
United Arab Emirates	0.00%
United Kingdom	2.64%
United States	34.83%
Convertible Preferred Stocks	0.82%
Preferred Stocks	1.18%
Warrants	0.01%
Convertible Bonds	0.01%
Agency Collateralized Mortgage Obligations	0.10%
Agency Commercial Mortgage-Backed Securities	0.03%
Agency Mortgage-Backed Security	0.00%
Corporate Bonds	5.10%
Security Type/Country	Percentage of Net Assets
Loan Agreements	2.72%
Non-Agency Asset-Backed Securities	0.98%
Non-Agency Collateralized Mortgage Obligations	0.57%
Non-Agency Commercial Mortgage-Backed Securities	2.36%
Sovereign Bonds	1.17%
U.S. Treasury Obligations	1.55%
Exchange-Traded Funds	1.26%
Money Market Fund	22.25%
Short-Term Investments	6.80%
Options Purchased	0.36%
Total Investments	99.31%
Common Stocks Sold Short	(0.03)%
Options Written	(0.60)%
Receivables and Other Assets Net of Liabilities	1.32%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft Corp.	1.83%
Apple, Inc.	1.54%
Alphabet, Inc. Class C	1.34%
Amazon.com, Inc.	0.97%
UnitedHealth Group, Inc.	0.88%
ConocoPhillips	0.81%
Humana, Inc.	0.80%
Mastercard, Inc. Class A	0.77%
Enbridge, Inc.	0.76%
Abbott Laboratories	0.69%
Total	10.39%
LVIP BlackRock Global Allocation Fund–2

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–52.04%
Argentina–0.00%
†MercadoLibre, Inc.	147	$ 93,620
		93,620
Australia–0.27%
AGL Energy Ltd.	33,664	192,437
†Atlassian Corp. PLC Class A	2,529	473,935
Australia & New Zealand Banking Group Ltd.	2,017	30,720
BHP Group Ltd.	81,408	2,331,005
Commonwealth Bank of Australia	468	29,239
CSL Ltd.	743	137,956
Endeavour Group Ltd.	58,370	305,362
Goodman Group	18,054	222,926
IGO Ltd.	1,851	12,688
Incitec Pivot Ltd.	5,325	12,254
National Australia Bank Ltd.	1,010	19,152
Northern Star Resources Ltd.	9,833	46,124
QBE Insurance Group Ltd.	14,063	118,170
=πQuintis Australia Pty. Ltd.	3,249,491	242,913
South32 Ltd.	403,599	1,093,628
Suncorp Group Ltd.	2,814	21,459
Treasury Wine Estates Ltd.	28,468	223,252
Westpac Banking Corp.	2,780	37,499
Woodside Energy Group Ltd.	16,261	357,392
		5,908,111
Belgium–0.01%
Etablissements Franz Colruyt NV	4,300	116,935
KBC Group NV	1,659	93,337
UCB SA	155	13,135
		223,407
Brazil–0.05%
Banco do Brasil SA	8,664	55,195
†Embraer SA	28,993	63,543
Engie Brasil Energia SA	22,067	173,721
Hapvida Participacoes e Investimentos S/A	72,432	75,567
†NU Holdings Ltd. Class A	151,196	565,473
Sendas Distribuidora SA	59,121	161,431
Ultrapar Participacoes SA	5,165	12,179
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	28,500	47,051
		1,154,160
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada–1.06%
Alimentation Couche-Tard, Inc.	322	$ 12,560
Bank of Montreal	423	40,677
Barrick Gold Corp.	9,434	166,810
BCE, Inc.	510	25,068
Canadian Imperial Bank of Commerce	3,027	147,000
Canadian National Railway Co.	5,031	565,909
Canadian Natural Resources Ltd.	573	30,791
Cenovus Energy, Inc.	215,543	4,100,876
Enbridge, Inc.	386,306	16,314,166
George Weston Ltd.	1,220	142,520
†Lululemon Athletica, Inc.	460	125,401
Manulife Financial Corp.	949	16,456
Nutrien Ltd.	11,832	942,276
Pembina Pipeline Corp.	3,342	118,133
Restaurant Brands International, Inc.	3,273	164,184
Sun Life Financial, Inc.	523	23,964
Toronto-Dominion Bank	455	29,837
		22,966,628
Cayman Islands–0.04%
†✧✧Hedosophia European Growth	76,087	769,446
		769,446
Chile–0.03%
Sociedad Quimica y Minera de Chile SA ADR	6,363	531,501
		531,501
China–2.23%
†AAC Technologies Holdings, Inc.	16,500	38,123
Agricultural Bank of China Ltd. Class H	1,013,000	382,970
Aier Eye Hospital Group Co. Ltd. Class A	86,147	577,321
†Alibaba Group Holding Ltd.	185,300	2,643,375
†Alibaba Group Holding Ltd. ADR	21,766	2,474,359
Amoy Diagnostics Co. Ltd. Class A	92,170	441,252
Anhui Gujing Distillery Co. Ltd. Class B	1,400	21,861
ANTA Sports Products Ltd.	10,000	123,064
Asymchem Laboratories Tianjin Co. Ltd. Class A	8,928	385,331
†Baidu, Inc. Class A	10,900	206,481
Bank of China Ltd. Class H	173,000	69,126
BYD Co. Ltd. Class A	71,409	3,568,044
LVIP BlackRock Global Allocation Fund–3

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
BYD Co. Ltd. Class H	6,000	$ 241,857
BYD Electronic International Co. Ltd.	3,000	9,495
China Feihe Ltd.	142,000	163,505
China Hongqiao Group Ltd.	46,000	51,821
China Life Insurance Co. Ltd. Class H	76,000	132,676
†China Literature Ltd.	3,600	17,438
China Mengniu Dairy Co. Ltd.	31,000	155,408
China Merchants Bank Co. Ltd. Class H	36,500	246,536
China Pacific Insurance Group Co. Ltd. Class H	78,000	191,569
China Petroleum & Chemical Corp. Class H	1,084,000	488,450
China Resources Land Ltd.	20,000	93,786
China Tourism Group Duty Free Corp. Ltd. Class A	16,600	578,721
†Contemporary Amperex Technology Co. Ltd. Class A	56,264	4,507,442
†COSCO SHIPPING Holdings Co. Ltd. Class H	135,750	190,544
Country Garden Services Holdings Co. Ltd.	29,000	130,148
CSPC Pharmaceutical Group Ltd.	142,000	141,932
Dali Foods Group Co. Ltd.	41,000	21,807
ENN Energy Holdings Ltd.	6,500	107,437
Foshan Haitian Flavouring & Food Co. Ltd. Class A	58,060	785,841
Ganfeng Lithium Co. Ltd. Class H	144,200	1,589,313
Glodon Co. Ltd. Class A	47,064	383,197
Great Wall Motor Co. Ltd. Class H	209,500	433,917
Gree Electric Appliances, Inc. of Zhuhai Class A	59,600	300,926
†Guangzhou Baiyun International Airport Co. Ltd. Class A	87,000	193,963
†Haidilao International Holding Ltd.	152,000	355,894
Haier Smart Home Co. Ltd. Class H	23,200	86,349
Hangzhou Robam Appliances Co. Ltd. Class A	137,900	743,161
Hangzhou Tigermed Consulting Co. Ltd. Class H	27,400	317,771
Hundsun Technologies, Inc. Class A	73,906	482,052
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Hygeia Healthcare Holdings Co. Ltd.	86,200	$ 574,820
Industrial & Commercial Bank of China Ltd. Class H	1,017,000	606,792
†JD Health International, Inc.	165,550	1,310,480
JD.com, Inc. Class A	29,569	952,802
Jiangsu Hengrui Medicine Co. Ltd. Class A	68,440	379,858
†Jinxin Fertility Group Ltd.	446,500	411,798
JiuGui Liquor Co. Ltd. Class A	4,200	116,805
Jiumaojiu International Holdings Ltd.	21,000	55,935
†Kindstar Globalgene Technology, Inc.	474,000	130,952
Kingsoft Corp. Ltd.	111,400	435,282
Kweichow Moutai Co. Ltd. Class A	2,700	825,801
Lenovo Group Ltd.	372,000	349,571
†Li Auto, Inc. ADR	76,974	2,948,874
†Meituan Class B	32,900	820,996
†Microport Cardioflow Medtech Corp.	1,283,000	513,656
Ming Yuan Cloud Group Holdings Ltd.	96,000	154,749
NetEase, Inc.	12,650	238,320
NetEase, Inc. ADR	221	20,633
Nongfu Spring Co. Ltd. Class H	41,200	237,746
PetroChina Co. Ltd. Class H	476,000	223,247
Pharmaron Beijing Co. Ltd. Class A	3,850	54,796
Pharmaron Beijing Co. Ltd. Class H	25,400	255,128
PICC Property & Casualty Co. Ltd. Class H	172,000	179,362
Ping An Insurance Group Co. of China Ltd. Class H	43,500	299,421
SG Micro Corp. Class A	4,800	131,040
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	12,200	53,313
Shanghai Jinjiang International Hotels Co. Ltd. Class A	57,000	536,831
Shenzhou International Group Holdings Ltd.	10,600	129,379
TBEA Co. Ltd. Class A	23,000	94,376
Tencent Holdings Ltd.	163,400	7,396,322
Tingyi Cayman Islands Holding Corp.	70,000	120,300

LVIP BlackRock Global Allocation Fund–4

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Venustech Group, Inc. Class A	91,100	$ 271,726
Want Want China Holdings Ltd.	82,000	71,509
Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	54,900	319,491
WuXi AppTec Co. Ltd. Class A	24,789	386,038
†Wuxi Biologics Cayman, Inc.	76,984	713,289
Yifeng Pharmacy Chain Co. Ltd. Class A	47,760	377,583
Yonyou Network Technology Co. Ltd. Class A	139,830	455,064
Yum China Holdings, Inc.	10,500	515,143
Zhongsheng Group Holdings Ltd.	10,000	70,656
Zijin Mining Group Co. Ltd. Class A	42,400	59,083
Zijin Mining Group Co. Ltd. Class H	134,000	163,063
ZTE Corp. Class H	59,600	139,390
		48,175,683
Denmark–0.22%
AP Moller - Maersk AS Class B	116	272,321
DSV AS	8,422	1,184,279
GN Store Nord AS	3,333	117,579
H Lundbeck AS	5,115	24,842
Novo Nordisk AS Class B	18,636	2,066,775
Pandora AS	16,244	1,032,021
		4,697,817
Finland–0.02%
Fortum Oyj	8,273	125,045
Wartsila OYJ Abp	28,327	222,049
		347,094
France–1.73%
Air Liquide SA	320	43,073
Airbus SE	304	29,734
Arkema SA	38,711	3,462,794
†Atos SE	13,533	183,467
BNP Paribas SA	65,140	3,115,774
Cie de Saint-Gobain	116,815	5,047,486
Credit Agricole SA	2,469	22,761
Danone SA	51,480	2,882,993
Electricite de France SA	8,712	71,559
Engie SA	10,522	121,834
EssilorLuxottica SA	23,530	3,567,444
Hermes International	1,300	1,463,055
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Kering SA	671	$ 347,730
La Francaise des Jeux SAEM	8,978	311,754
LVMH Moet Hennessy Louis Vuitton SE	22,066	13,523,757
Pernod Ricard SA	1,325	244,959
Remy Cointreau SA	652	114,401
Safran SA	208	20,710
Schneider Electric SE	2,412	287,403
SEB SA	178	17,178
Societe Generale SA	47,321	1,046,253
TotalEnergies SE	26,533	1,396,617
Veolia Environnement SA	1,509	36,990
		37,359,726
Germany–2.38%
adidas AG	749	133,046
Allianz SE	181	34,700
†Auto1 Group SE	50,820	374,257
BASF SE	7,513	328,711
Deutsche Boerse AG	1,115	187,238
Deutsche Telekom AG	488,427	9,714,444
Fresenius Medical Care AG & Co. KGaA	600	30,061
Infineon Technologies AG	44,028	1,071,003
LANXESS AG	591	21,331
Mercedes-Benz Group AG	182,170	10,580,128
SAP SE	94,506	8,614,260
Siemens AG	129,816	13,344,630
Telefonica Deutschland Holding AG	94,238	271,755
Uniper SE	6,080	90,861
Vantage Towers AG	233,671	6,538,167
Vonovia SE	888	27,475
†Zalando SE	941	24,788
		51,386,855
Greenland–0.00%
Ferguson PLC	160	17,924
		17,924
Hong Kong–0.38%
AIA Group Ltd.	525,600	5,743,002
ASM Pacific Technology Ltd.	32,400	275,765
China Construction Bank Corp. Class H	874,000	589,296
China Gas Holdings Ltd.	27,400	42,418
China National Building Material Co. Ltd. Class H	234,000	250,652
China Resources Cement Holdings Ltd.	64,000	43,118
China Resources Gas Group Ltd.	31,900	148,699

LVIP BlackRock Global Allocation Fund–5

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
CLP Holdings Ltd.	4,000	$ 33,241
Dongfeng Motor Group Co. Ltd. Class H	150,000	114,195
Hong Kong & China Gas Co. Ltd.	19,000	20,505
Link REIT	3,600	29,417
Orient Overseas International Ltd.	8,500	226,469
†Samsonite International SA	34,200	68,009
SITC International Holdings Co. Ltd.	118,000	335,613
Techtronic Industries Co. Ltd.	14,000	146,190
United Energy Group Ltd.	98,000	11,711
WH Group Ltd.	130,500	101,005
		8,179,305
India–0.01%
HCL Technologies Ltd.	12,591	155,901
†Indian Oil Corp. Ltd.	70,867	66,774
Vedanta Ltd.	31,789	90,032
		312,707
Ireland–0.05%
Accenture PLC Class A	111	30,819
Kingspan Group PLC	7,758	466,497
Medtronic PLC	287	25,758
Seagate Technology Holdings PLC	3,490	249,326
Trane Technologies PLC	1,574	204,415
		976,815
Israel–0.34%
†Nice Ltd. ADR	37,735	7,262,101
		7,262,101
Italy–0.32%
Enel SpA	59,397	325,746
Eni SpA	1,140	13,521
Ferrari NV	7,528	1,385,436
Intesa Sanpaolo SpA	2,720,214	5,090,796
Recordati Industria Chimica e Farmaceutica SpA	594	25,904
		6,841,403
Japan–0.90%
Advantest Corp.	600	32,266
AGC, Inc.	900	31,624
Astellas Pharma, Inc.	16,400	255,868
Chubu Electric Power Co., Inc.	1,200	12,083
CyberAgent, Inc.	5,500	55,102
Denso Corp.	200	10,557
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Eisai Co. Ltd.	4,100	$ 173,348
FANUC Corp.	45,500	7,131,635
Fujitsu Ltd.	900	112,615
Hino Motors Ltd.	23,900	123,026
Honda Motor Co. Ltd.	6,000	144,667
Hoya Corp.	42,700	3,654,390
Inpex Corp.	14,700	157,588
Japan Post Bank Co. Ltd.	30,700	239,014
Kakaku.com, Inc.	1,000	16,609
Kao Corp.	3,700	150,033
Keyence Corp.	4,613	1,581,974
Kose Corp.	20,300	1,850,059
Kyowa Kirin Co. Ltd.	8,900	200,935
Kyushu Electric Power Co., Inc.	2,000	12,859
Makita Corp.	800	19,829
Mazda Motor Corp.	21,600	176,310
Mitsubishi Electric Corp.	18,400	197,784
Mitsui OSK Lines Ltd.	2,500	57,511
Mizuho Financial Group, Inc.	12,800	145,727
MonotaRO Co. Ltd.	1,100	16,405
Morinaga Milk Industry Co. Ltd.	3,000	107,436
MS&AD Insurance Group Holdings, Inc.	900	27,597
Nippon Shinyaku Co. Ltd.	200	12,208
NTT Data Corp.	2,000	27,746
Oji Holdings Corp.	5,300	22,961
Oracle Corp. Japan	3,900	227,117
Otsuka Corp.	400	11,904
Otsuka Holdings Co. Ltd.	700	24,988
Recruit Holdings Co. Ltd.	28,955	852,737
Ryohin Keikaku Co. Ltd.	17,200	168,497
Santen Pharmaceutical Co. Ltd.	2,600	20,511
SCREEN Holdings Co. Ltd.	200	13,571
Shin-Etsu Chemical Co. Ltd.	1,900	213,581
Shionogi & Co. Ltd.	4,600	234,777
SoftBank Group Corp.	2,600	100,772
Sony Group Corp.	300	24,467
Sumitomo Metal Mining Co. Ltd.	700	21,703
Sysmex Corp.	2,600	156,886
Terumo Corp.	7,700	232,933
Tohoku Electric Power Co., Inc.	2,900	15,566
Tokyo Electron Ltd.	100	32,639
Toyota Motor Corp.	4,200	64,803
Yamato Holdings Co. Ltd.	9,200	147,229
ZOZO, Inc.	6,200	112,175
		19,434,622

LVIP BlackRock Global Allocation Fund–6

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Macau–0.01%
†Sands China Ltd.	46,000	$ 110,662
		110,662
Mexico–0.02%
Fomento Economico Mexicano SAB de CV	36,375	245,515
Grupo Aeroportuario del Sureste SAB de CV Class B	4,789	94,404
Grupo Bimbo SAB de CV	28,307	92,496
		432,415
Netherlands–1.34%
†Adyen NV	3,127	4,512,674
Akzo Nobel NV	49,051	3,207,831
ASML Holding NV	20,737	9,796,945
ING Groep NV	1,035,934	10,205,607
Koninklijke Ahold Delhaize NV	21,183	551,373
Koninklijke Philips NV	8,560	183,599
Koninklijke Vopak NV	431	10,862
Randstad NV	1,820	87,961
Stellantis NV	14,005	173,868
Wolters Kluwer NV	2,746	266,137
		28,996,857
Norway–0.04%
Norsk Hydro ASA	121,396	686,040
Yara International ASA	5,991	251,029
		937,069
Poland–0.01%
Polski Koncern Naftowy ORLEN SA	7,309	112,234
		112,234
Republic of Korea–0.59%
Amorepacific Corp.	17,557	1,764,675
†Coupang, Inc.	50,557	644,602
DL E&C Co. Ltd.	587	18,821
Fila Holdings Corp.	2,137	46,441
Hana Financial Group, Inc.	8,142	247,466
Kakao Corp.	16,200	877,798
KB Financial Group, Inc.	3,466	129,432
Kia Corp.	2,534	151,243
KT&G Corp.	258	16,353
LG Chem Ltd.	3,699	1,469,545
LG Display Co. Ltd.	8,480	95,145
†LG Energy Solution Ltd.	15,521	4,476,841
LG H&H Co. Ltd.	60	31,524
Samsung Electronics Co. Ltd.	5,315	234,430
Samsung Fire & Marine Insurance Co. Ltd.	673	104,560
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Samsung SDI Co. Ltd.	5,213	$ 2,149,762
SK Hynix, Inc.	778	54,938
SK Telecom Co. Ltd.	4,949	198,609
SK, Inc.	86	14,312
		12,726,497
Russia–0.00%
=†πLUKOIL PJSC	236	0
=πMagnit PJSC GDR	276	0
=πMMC Norilsk Nickel PJSC	28	0
=πNovatek PJSC GDR	52	0
		0
Saudi Arabia–0.00%
Dr Sulaiman Al Habib Medical Services Group Co.	660	34,199
		34,199
Singapore–0.00%
DBS Group Holdings Ltd.	900	19,258
Wilmar International Ltd.	10,900	31,725
		50,983
South Africa–0.01%
FirstRand Ltd.	3,664	14,101
Kumba Iron Ore Ltd.	6,727	218,084
Sanlam Ltd.	2,819	9,162
		241,347
Spain–0.36%
Cellnex Telecom SA	193,729	7,539,577
Endesa SA	6,923	130,965
Iberdrola SA	15,329	159,597
		7,830,139
Sweden–0.50%
ArcelorMittal SA	24,860	557,495
Atlas Copco AB Class A	95,953	898,124
†Boliden AB	480	15,351
Castellum AB	1,554	20,033
Epiroc AB Class A	53,595	830,994
H & M Hennes & Mauritz AB Class B	5,904	70,864
Hexagon AB Class B	81,416	850,720
Husqvarna AB Class B	12,481	91,995
=†Lundin Energy Merger Co AB	5,861	239,071
Skanska AB Class B	1,996	30,710
Tele2 AB Class B	1,612	18,381
Telefonaktiebolaget LM Ericsson Class B	34,919	260,811
Telia Co. AB	35,954	137,995
=†πVolta	1,948	137,387

LVIP BlackRock Global Allocation Fund–7

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Volvo AB Class B	428,464	$ 6,666,634
		10,826,565
Switzerland–1.15%
ABB Ltd.	9,712	260,458
Alcon, Inc.	14,282	1,001,476
Cie Financiere Richemont SA Class A	15,816	1,701,218
Coca-Cola HBC AG	13,196	294,029
†Glencore PLC	1,356,587	7,347,867
Logitech International SA	237	12,358
Lonza Group AG	3,130	1,671,850
Nestle SA	13,320	1,556,744
Novartis AG	5,813	492,830
†On Holding AG Class A	5,119	90,555
Roche Holding AG	1,566	523,513
SGS SA	8	18,349
Sika AG	6,114	1,411,339
Sonova Holding AG	1,322	422,487
STMicroelectronics NV	29,795	942,269
Swatch Group AG	231	54,871
Swisscom AG	37	20,465
TE Connectivity Ltd.	59,122	6,689,654
Temenos AG	2,585	221,224
UBS Group AG	1,206	19,497
VAT Group AG	221	52,854
		24,805,907
Taiwan–0.50%
ASE Technology Holding Co. Ltd.	15,000	38,633
†Eva Airways Corp.	175,000	186,721
†Evergreen Marine Corp. Taiwan Ltd.	17,000	48,319
MediaTek, Inc.	10,000	219,512
Nan Ya Printed Circuit Board Corp.	14,000	123,149
Novatek Microelectronics Corp.	11,000	111,915
SinoPac Financial Holdings Co. Ltd.	31,000	17,525
Taiwan Cooperative Financial Holding Co. Ltd.	45,000	40,690
Taiwan Semiconductor Manufacturing Co. Ltd.	598,000	9,583,754
Unimicron Technology Corp.	65,000	347,871
United Microelectronics Corp.	49,000	65,497
Wan Hai Lines Ltd.	20,000	79,968
		10,863,554
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Turkey–0.00%
BIM Birlesik Magazalar AS	4,813	$ 23,313
		23,313
United Arab Emirates–0.00%
=†NMC Health PLC	123,425	0
		0
United Kingdom–2.64%
†Alphawave IP Group PLC	210,861	344,979
Anglo American PLC	56,778	2,029,732
Ashtead Group PLC	450	18,931
AstraZeneca PLC	67,922	8,960,388
Auto Trader Group PLC	118,412	801,951
Barclays PLC	5,872	10,980
BP PLC	282,048	1,324,355
BP PLC ADR	41,398	1,173,633
British American Tobacco PLC	518	22,204
Burberry Group PLC	10,341	207,456
†Capri Holdings Ltd.	62,545	2,564,970
Compass Group PLC	264,272	5,425,870
Diageo PLC	10,413	449,766
Dr Martens PLC	32,146	93,685
Experian PLC	8,991	263,983
†Genius Sports Ltd.	87,523	196,927
GSK PLC	6,799	146,529
Hargreaves Lansdown PLC	2,039	19,673
Hikma Pharmaceuticals PLC	2,174	42,894
Intertek Group PLC	555	28,527
Kingfisher PLC	60,016	179,357
Legal & General Group PLC	44,869	131,178
Linde PLC	5,032	1,446,851
Lloyds Banking Group PLC	20,855,926	10,730,511
National Grid PLC	6,631	85,215
NatWest Group PLC	77,010	204,982
RELX PLC	419	11,376
Rio Tinto PLC	25,748	1,539,386
Shell PLC	193,084	5,010,054
Shell PLC ADR	78,950	4,128,295
Smith & Nephew PLC	4,517	63,169
Spirax-Sarco Engineering PLC	9,115	1,099,348
Unilever PLC	178,844	8,151,672
Willis Towers Watson PLC	1,015	200,351
		57,109,178
United States–34.83%
3M Co.	323	41,799
Abbott Laboratories	137,906	14,983,487
AbbVie, Inc.	71,982	11,024,763
†Adobe, Inc.	2,435	891,356
Advance Auto Parts, Inc.	2,752	476,344

LVIP BlackRock Global Allocation Fund–8

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Advanced Micro Devices, Inc.	224	$ 17,129
Agilent Technologies, Inc.	1,859	220,793
Air Products & Chemicals, Inc.	38,026	9,144,492
†Airbnb, Inc. Class A	2,238	199,361
†Akamai Technologies, Inc.	121	11,051
Albemarle Corp.	22,128	4,624,309
Alcoa Corp.	48,917	2,229,637
Alexandria Real Estate Equities, Inc.	229	33,212
†Align Technology, Inc.	2,015	476,890
Allegion PLC	8,751	856,723
Allstate Corp.	218	27,627
†Alphabet, Inc. Class A	33	71,916
×†Alphabet, Inc. Class C	13,239	28,959,651
†Altair Engineering, Inc. Class A	23,235	1,219,837
†§AltC Acquisition Corp. Class A	62,781	605,837
†Altice USA, Inc. Class A	1,219	11,276
Altria Group, Inc.	13,267	554,163
×†Amazon.com, Inc.	196,923	20,915,192
American Express Co.	984	136,402
American International Group, Inc.	297	15,186
American Tower Corp.	47,928	12,249,917
AMETEK, Inc.	276	30,330
Amgen, Inc.	1,254	305,098
Amphenol Corp. Class A	218	14,035
†ANSYS, Inc.	5,152	1,232,822
×Apple, Inc.	243,249	33,257,003
Applied Materials, Inc.	49,771	4,528,166
†Aptiv PLC	43,472	3,872,051
Archer-Daniels-Midland Co.	98,895	7,674,252
†Arista Networks, Inc.	116	10,874
†Autodesk, Inc.	7,400	1,272,504
†AutoZone, Inc.	137	294,429
Baker Hughes Co.	48,116	1,389,109
Ball Corp.	2,883	198,264
Bank of America Corp.	377,185	11,741,769
Bath & Body Works, Inc.	26,079	702,047
†Bausch Health Cos., Inc.	2,135	17,847
Baxter International, Inc.	579	37,189
†Berkshire Hathaway, Inc. Class B	349	95,284
Best Buy Co., Inc.	1,488	97,003
†Blend Labs, Inc. Class A	27,183	64,152
†Boeing Co.	2,461	336,468
†Booking Holdings, Inc.	1,043	1,824,197
†Boston Scientific Corp.	245,790	9,160,593
Broadcom, Inc.	24	11,659
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Brown-Forman Corp. Class B	7,952	$ 557,912
Bunge Ltd.	57,894	5,250,407
†Cadence Design Systems, Inc.	13,211	1,982,046
California Resources Corp.	38,980	1,500,730
Capital One Financial Corp.	1,023	106,586
=†πCaresyntax, Inc.	2,497	175,239
Caterpillar, Inc.	100	17,876
CDW Corp.	179	28,203
†Centene Corp.	1,541	130,384
CF Industries Holdings, Inc.	121,950	10,454,773
Charles Schwab Corp.	183,456	11,590,750
†Charter Communications, Inc. Class A	12,979	6,081,051
Chesapeake Energy Corp.	7,110	576,621
Chevron Corp.	7,071	1,023,739
Cigna Corp.	4,196	1,105,730
Cincinnati Financial Corp.	175	20,821
Cintas Corp.	63	23,532
Cisco Systems, Inc.	472	20,126
CME Group, Inc.	8,138	1,665,849
Comcast Corp. Class A	156,477	6,140,157
×ConocoPhillips	193,894	17,413,620
Constellation Energy Corp.	3,621	207,338
Corteva, Inc.	13,252	717,463
Costco Wholesale Corp.	22,859	10,955,861
†Crowdstrike Holdings, Inc. Class A	25,316	4,267,265
Crown Castle International Corp.	2,238	376,834
Crown Holdings, Inc.	2,073	191,068
†1Crown PropTech Acquisitions	36,310	358,743
CSX Corp.	34,310	997,049
†Darling Ingredients, Inc.	5,474	327,345
†Datadog, Inc. Class A	23,299	2,218,997
†DaVita, Inc.	6,132	490,315
Deere & Co.	14,670	4,393,225
Dell Technologies, Inc. Class C	3,082	142,419
†Delta Air Lines, Inc.	13,017	377,102
Devon Energy Corp.	13,419	739,521
†Dexcom, Inc.	48,072	3,582,806
†Diversey Holdings Ltd.	220,197	1,453,300
Dominion Energy, Inc.	152	12,131
Domino's Pizza, Inc.	2,015	785,266
Dow, Inc.	5,520	284,887
DR Horton, Inc.	83,804	5,546,987
Duke Energy Corp.	155	16,618
†Dynatrace, Inc.	119,206	4,701,485
Eaton Corp. PLC	133	16,757

LVIP BlackRock Global Allocation Fund–9

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Edwards Lifesciences Corp.	55,858	$ 5,311,537
Electronic Arts, Inc.	589	71,652
Element Solutions, Inc.	18,099	322,162
Elevance Health, Inc.	689	332,498
Eli Lilly & Co.	7,236	2,346,128
Emerson Electric Co.	3,929	312,513
Energy Transfer LP	78,564	784,069
=†πEpic Games, Inc.	3,175	2,952,750
EQT Corp.	259,750	8,935,400
Equinix, Inc.	366	240,469
Essex Property Trust, Inc.	802	209,731
Eversource Energy	2,396	202,390
†Excelerate Energy, Inc. Class A	16,862	335,891
†Expedia Group, Inc.	3,421	324,413
Extra Space Storage, Inc.	2,729	464,257
Exxon Mobil Corp.	60,437	5,175,825
†F5, Inc.	23,254	3,558,792
=†πFanatics Holdings, Inc.	37,931	2,292,550
Fidelity National Information Services, Inc.	216	19,801
First Republic Bank	634	91,423
FirstEnergy Corp.	657	25,222
†FleetCor Technologies, Inc.	63	13,237
†Floor & Decor Holdings, Inc. Class A	9,800	617,008
FMC Corp.	3,867	413,808
Ford Motor Co.	116,795	1,299,928
†Fortinet, Inc.	47,840	2,706,787
Fortive Corp.	170,551	9,274,563
Freeport-McMoRan, Inc.	276,973	8,104,230
†Gartner, Inc.	453	109,549
†Generac Holdings, Inc.	5,000	1,052,900
General Dynamics Corp.	1,851	409,534
General Electric Co.	194	12,352
†General Motors Co.	132,633	4,212,424
Genuine Parts Co.	915	121,695
Gilead Sciences, Inc.	6,104	377,288
Global Payments, Inc.	155	17,149
Goldman Sachs Group, Inc.	92	27,326
=†πGrand Rounds, Inc.	1,035,048	1,418,016
†Green Plains, Inc.	14,476	393,313
Halliburton Co.	17,350	544,096
Hasbro, Inc.	171	14,001
HCA Healthcare, Inc.	1,342	225,537
Healthpeak Properties, Inc.	5,931	153,672
†Henry Schein, Inc.	234	17,957
Hess Corp.	581	61,551
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Hewlett Packard Enterprise Co.	12,008	$ 159,226
†✧✧Highland Transcend Partners I Corp. Class A	64,921	640,121
Hilton Worldwide Holdings, Inc.	45,763	5,099,829
Home Depot, Inc.	32,888	9,020,192
Honeywell International, Inc.	180	31,286
Host Hotels & Resorts, Inc.	742	11,635
HP, Inc.	1,728	56,644
Humana, Inc.	36,784	17,217,487
Huntington Ingalls Industries, Inc.	396	86,257
†ICON PLC	4,028	872,868
†IDEXX Laboratories, Inc.	413	144,851
†iHeartMedia, Inc. Class A	721	5,689
Illinois Tool Works, Inc.	118	21,505
†Illumina, Inc.	47	8,665
†Informatica, Inc. Class A	50,790	1,054,908
Intel Corp.	10,012	374,549
Intercontinental Exchange, Inc.	5,392	507,064
International Flavors & Fragrances, Inc.	45,165	5,380,055
Intuit, Inc.	9,413	3,628,147
†Intuitive Surgical, Inc.	24,511	4,919,603
†IQVIA Holdings, Inc.	4,105	890,744
=†πJawbone, Inc.	32,637	0
Johnson & Johnson	54,629	9,697,194
JPMorgan Chase & Co.	4,592	517,105
†Khosla Ventures Acquisition Co.	55,555	541,661
Kinder Morgan, Inc.	12,541	210,187
Laboratory Corp. of America Holdings	1,107	259,436
Lam Research Corp.	484	206,257
†✱Liberty Media Acquisition Corp.	155,303	1,540,606
†Liberty Media Corp.-Liberty SiriusXM Class A	86,646	3,122,722
†Liberty Media Corp.-Liberty SiriusXM Class C	119,901	4,322,431
†Lions Gate Entertainment Corp. Class A	55,885	520,289
†Live Nation Entertainment, Inc.	11,097	916,390
LKQ Corp.	1,383	67,891
Lockheed Martin Corp.	536	230,459
Loews Corp.	728	43,141
=†πLookout, Inc.	24,449	213,440
Lowe's Cos., Inc.	10,344	1,806,786

LVIP BlackRock Global Allocation Fund–10

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
LyondellBasell Industries NV Class A	57,011	$ 4,986,182
Marriott International, Inc. Class A	202	27,474
Marsh & McLennan Cos., Inc.	85,850	13,328,212
Masco Corp.	20,723	1,048,584
†Masimo Corp.	6,499	849,224
Mastercard, Inc. Class A	52,500	16,562,700
McDonald's Corp.	18,477	4,561,602
Merck & Co., Inc.	85,936	7,834,785
†Meta Platforms, Inc. Class A	2,750	443,437
†Mettler-Toledo International, Inc.	270	310,168
MGM Resorts International	14,162	409,990
Micron Technology, Inc.	82,619	4,567,178
×Microsoft Corp.	154,313	39,632,208
Mid-America Apartment Communities, Inc.	76	13,275
†Mirion Technologies, Inc.	27,263	157,035
†Molina Healthcare, Inc.	494	138,127
†MongoDB, Inc.	5,011	1,300,354
Moody's Corp.	577	156,927
Morgan Stanley	87,938	6,688,564
Mosaic Co.	15,204	718,085
†Mr Cooper Group, Inc.	10,790	396,425
MSCI, Inc.	292	120,348
NetApp, Inc.	3,150	205,506
†Netflix, Inc.	405	70,822
Newmont Corp.	208	12,411
NextEra Energy, Inc.	142,643	11,049,127
Nielsen Holdings PLC	3,971	92,207
NIKE, Inc. Class B	18,858	1,927,288
Norfolk Southern Corp.	1,452	330,025
Northern Trust Corp.	760	73,325
Northrop Grumman Corp.	20,653	9,883,906
NVIDIA Corp.	30,150	4,570,438
†Okta, Inc.	6,539	591,126
Omnicom Group, Inc.	224	14,249
ONEOK, Inc.	10,456	580,308
†Opendoor Technologies, Inc.	55,264	260,293
Oracle Corp.	6,248	436,548
†O'Reilly Automotive, Inc.	1,648	1,041,140
Organon & Co.	342	11,542
Otis Worldwide Corp.	24,508	1,731,980
†Palantir Technologies, Inc. Class A	5,741	52,071
†Palo Alto Networks, Inc.	6,270	3,097,004
Park Hotels & Resorts, Inc.	13,228	179,504
†Paycom Software, Inc.	713	199,726
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Peloton Interactive, Inc. Class A	63,612	$ 583,958
PepsiCo, Inc.	9,764	1,627,268
Pfizer, Inc.	2,719	142,557
Phillips 66	973	79,776
Pioneer Natural Resources Co.	16,372	3,652,266
PNC Financial Services Group, Inc.	2,495	393,636
Pool Corp.	39	13,698
PPG Industries, Inc.	126	14,407
Progressive Corp.	92	10,697
Prologis, Inc.	2,125	250,006
Public Service Enterprise Group, Inc.	3,724	235,655
Public Storage	79	24,701
PVH Corp.	1,155	65,719
QUALCOMM, Inc.	121	15,457
Quest Diagnostics, Inc.	520	69,150
Raymond James Financial, Inc.	65,662	5,870,839
Raytheon Technologies Corp.	234	22,490
†Regeneron Pharmaceuticals, Inc.	29	17,143
ResMed, Inc.	10,139	2,125,439
†Rocket Lab USA, Inc.	33,454	126,791
Rockwell Automation, Inc.	122	24,316
Roper Technologies, Inc.	95	37,492
S&P Global, Inc.	5,564	1,875,402
†Salesforce, Inc.	81,092	13,383,424
=†πSalt Pay Co. Ltd.	331	391,331
†Sarcos Technology & Robotics Corp.	14,029	37,317
SBA Communications Corp.	1,642	525,522
Schlumberger NV	16,066	574,520
†Seagen, Inc.	25,198	4,458,534
Sempra Energy	90,377	13,580,952
†ServiceNow, Inc.	11,828	5,624,451
Signet Jewelers Ltd.	13,324	712,301
Simon Property Group, Inc.	250	23,730
=†πSnorkel AI, Inc.	4,461	42,647
†Snowflake, Inc. Class A	2,680	372,681
†Sonos, Inc.	24,947	450,044
†Southwest Airlines Co.	2,082	75,202
†Splunk, Inc.	5,008	443,008
Stanley Black & Decker, Inc.	216	22,650
Starbucks Corp.	70,641	5,396,266
Starwood Property Trust, Inc.	34,386	718,324
State Street Corp.	226	13,933

LVIP BlackRock Global Allocation Fund–11

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Stryker Corp.	18,692	$ 3,718,400
Synchrony Financial	7,605	210,050
Tapestry, Inc.	3,787	115,579
Target Corp.	7,126	1,006,405
†Tesla, Inc.	5,961	4,014,257
Texas Instruments, Inc.	142	21,818
Textron, Inc.	494	30,169
Thermo Fisher Scientific, Inc.	16,049	8,719,101
TJX Cos., Inc.	91,045	5,084,863
†Toast, Inc. Class A	47,691	617,122
Toll Brothers, Inc.	4,998	222,911
†✧✧TPB Acquisition Corp. I Class A	18,190	176,352
Tractor Supply Co.	14,181	2,748,987
†TransDigm Group, Inc.	1,582	849,012
Travelers Cos., Inc.	1,346	227,649
†Twilio, Inc. Class A	1,580	132,420
U.S. Bancorp	19,635	903,603
U.S. Steel Corp.	34,487	617,662
†Ulta Beauty, Inc.	1,674	645,293
Union Pacific Corp.	205	43,722
†United Airlines Holdings, Inc.	684	24,227
United Parcel Service, Inc. Class B	59,565	10,872,995
†United Rentals, Inc.	4,347	1,055,930
UnitedHealth Group, Inc.	36,964	18,985,819
†Univar Solutions, Inc.	7,288	181,253
Universal Health Services, Inc. Class B	160	16,114
Valero Energy Corp.	97,527	10,365,170
†Veeva Systems, Inc. Class A	350	69,314
†VeriSign, Inc.	10,833	1,812,686
Verisk Analytics, Inc.	9,090	1,573,388
Verizon Communications, Inc.	12,261	622,246
†Vertex Pharmaceuticals, Inc.	39	10,990
Vertiv Holdings Co.	382,162	3,141,372
Visa, Inc. Class A	1,499	295,138
VMware, Inc. Class A	537	61,207
Vulcan Materials Co.	51,924	7,378,400
W R Berkley Corp.	429	29,284
Walmart, Inc.	35,871	4,361,196
†Walt Disney Co.	66,110	6,240,784
Waste Connections, Inc.	4,099	508,112
†Waters Corp.	508	168,138
Wells Fargo & Co.	84,508	3,310,178
Welltower, Inc.	939	77,327
West Pharmaceutical Services, Inc.	743	224,661
†Western Digital Corp.	12,578	563,872
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Weyerhaeuser Co.	31,762	$ 1,051,957
Williams Cos., Inc.	534	16,666
†WillScot Mobile Mini Holdings Corp.	27,192	881,565
†Workday, Inc. Class A	3,626	506,117
Xcel Energy, Inc.	442	31,276
†XPO Logistics, Inc.	50,135	2,414,502
†Zebra Technologies Corp. Class A	460	135,217
Zoetis, Inc.	8,395	1,443,017
†Zscaler, Inc.	12,475	1,865,137
		752,634,903
Total Common Stock (Cost $1,152,566,927)		1,124,374,747
ΔCONVERTIBLE PREFERRED STOCKS–0.82%
United States–0.82%
2020 Cash Mandatory Exchangeable Trust	3,998	4,594,102
Aptiv PLC Series A	14,270	1,503,915
Becton Dickinson & Co. Series B	53,341	2,638,246
Boston Scientific Corp. Series A	9,418	955,362
=†πDatabricks, Inc. Series F	20,167	3,444,322
=†πDatabricks, Inc. Series G	5,511	941,224
=†πGM Cruise Holdings LLC Class G	27,806	519,416
=†πLookout, Inc. Series F	285,629	2,493,541
Wells Fargo & Co. Series L	617	749,969
Total Convertible Preferred Stocks (Cost $18,137,410)		17,840,097
ΔPREFERRED STOCKS–1.18%
Brazil–0.02%
Petroleo Brasileiro SA 28.84%	63,851	340,639
		340,639
Germany–0.07%
Fuchs Petrolub SE 3.23%	655	18,325
Henkel AG & Co. KGaA 3.11%	1,452	89,851
Porsche Automobil Holding SE 2.74%	9,726	646,886
Volkswagen AG 3.27%	5,930	798,413
		1,553,475
United States–1.09%
=†π10x Future Technologies Holdng	46,779	628,242
=†πBreeze Aviation Group, Inc. Series B	1,998	717,322
=†πBytedance Ltd. Series E	23,766	3,933,653

LVIP BlackRock Global Allocation Fund–12

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
United States (continued)
•Citigroup Capital XIII 7.61% (LIBOR03M + 6.37%) 10/30/40	66,462	$ 1,781,182
=†πDream Finders Homes, Inc.	2,409	2,267,471
=†πExo Imaging, Inc. Series C	103,568	404,951
=†πFarmers Business Network, Inc. Series F	20,968	1,005,416
=†πFarmers Business Network, Inc. Series G	3,171	152,050
=†πJumpcloud, Inc. Series E-1	491,634	2,477,835
=†πJumpcloud, Inc. Series F	32,336	162,973
=†πLesson Nine GmbH Series B	53,911	492,207
=†πLoadsmart, Inc. Series C	96,249	1,758,469
=†πLoadsmart, Inc. Series D	8,526	155,770
=†πMntn Digital Series D	20,836	301,914
=†πMythic AL, Inc. Series C	68,525	353,589
=πNeon Pagamentos SA	3,076	1,279,339
=†πNoodle Partners, Inc. Series C	69,413	400,513
=†πPsiQuantum Corp. Series D	14,776	377,675
=†πRelativity Space, Inc. Series E	29,214	504,526
=†πSambaNova Systems, Inc. Series C	16,831	1,278,819
=†πSambaNova Systems, Inc. Series D	5,355	406,873
=†πSnorkel AI, Inc. Series C	15,980	152,769
=†πUrsa Major Technologies, Inc.	102,993	523,204
=†πVerge Genomics Series B	108,057	512,190
=†πZero Mass Water Series C-1	43,479	1,583,070
		23,612,022
Total Preferred Stocks (Cost $27,188,944)		25,506,136
ΔWARRANTS–0.01%
Cayman Islands–0.00%
†Hedosophia European Growth exp 5/13/27 exercise price EUR 11.5000	28,345	4,901
		4,901
Israel–0.00%
†Innovid Corp. exp 11/30/26 exercise price USD 11.5000	4,887	1,026
		1,026
Republic of Korea–0.00%
†Cano Health, Inc. exp 6/03/26 exercise price USD 11.5000	29,130	19,808
		19,808
	Number of Shares	Value (U.S. $)
ΔWARRANTS (continued)
Switzerland–0.00%
†Cie Financiere Richemont SA exp 11/23/22 exercise price CHF 67.0000	527	$ 287
		287
United Kingdom–0.00%
†Genius Sports Ltd. exp 12/31/28 exercise price USD 11.5000	15,508	6,825
		6,825
United States–0.01%
†Altus Power, Inc. exp 12/31/27 exercise price USD 11.0000	6,795	8,834
†Embark Technology, Inc. exp 11/10/26 exercise price USD 11.5000	7,993	1,021
†EVgo, Inc. exp 9/15/25 exercise price USD 11.5000	16,129	20,161
†Gores Holdings VIII, Inc. exp 12/31/27 exercise price USD 11.5000	4,931	2,993
†Highland Transcend Partners I Corp. exp 12/31/27 exercise price USD 11.5000	21,639	2,812
†Hippo Holdings, Inc. exp 7/30/26 exercise price USD 11.5000	12,653	2,404
†Latch, Inc. exp 6/04/26 exercise price USD 11.5000	20,232	2,428
=Lightning eMotors, Inc. exp 5/18/25 exercise price USD 11.5000	22,028	14,469
†Offerpad Solutions, Inc. exp 9/01/26 exercise price USD 11.5000	22,210	5,701
†Sarcos Technology & Robotics Corp. exp 6/15/27 exercise price USD 11.5000	44,727	24,381
†TPB Acquisition Corp. I exp 2/19/23 exercise price USD 11.5000	6,063	1,818
†TPG Pace Beneficial Finance Corp. exp 10/09/27 exercise price USD 11.5000	7,210	2,415
†Volta, Inc. exp 8/26/26 exercise price USD 11.5000	16,616	5,151
		94,588
Total Warrants (Cost $330,774)		127,435

LVIP BlackRock Global Allocation Fund–13

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCONVERTIBLE BONDS–0.01%
India–0.00%
‡REI Agro Ltd. 5.50%, excercise price $5.5000 11/13/14	599,000	$ 5,990
		5,990
United States–0.01%
Lightning eMotors, Inc. 7.50%, excercise price $7.5000 5/15/24	253,000	178,365
Stem, Inc. 0.50%, excercise price $0.5000 12/1/28	73,000	44,876
		223,241
Total Convertible Bonds (Cost $248,559)		229,231
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.10%
United States–0.10%
•Federal National Mortgage Association Connecticut Avenue Securities 2022-R01
1B1 4.03% (SOFR30A + 3.10%) 10/25/41	256,301	221,559
1B1 4.08% (SOFR30A + 3.15%) 12/25/41	118,529	102,665
•Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 3.93% (SOFR30A + 3.00%) 12/25/50	165,619	142,033
•Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 4.33% (SOFR30A + 3.40%) 8/25/33	177,794	149,300
•Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA3 4.43% (SOFR30A + 3.50%) 10/25/33	409,143	340,674
•Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 4.33% (SOFR30A + 3.40%) 10/25/41	434,905	376,193
•Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 4.58% (SOFR30A + 3.65%) 11/25/41	430,146	368,338
•Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1
B1 3.93% (SOFR30A + 3.00%) 8/25/33	302,798	230,334
B2 5.93% (SOFR30A + 5.00%) 8/25/33	135,790	100,768
		Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
•Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA1 4.33% (SOFR30A + 3.40%) 1/25/42		138,145	$ 116,867
Total Agency Collateralized Mortgage Obligations (Cost $2,280,379)			2,148,731
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.03%
United States–0.03%
Freddie Mac Multifamily Structured Pass Through Certificates
*♦• 0.94% 5/25/29		6,401,647	271,850
*♦• 1.13% 10/25/30		1,724,235	114,995
*♦ 1.36% 12/25/29		940,146	72,980
*♦• 1.53% 7/25/30		278,498	24,991
*♦• 1.64% 1/25/30		1,288,876	120,414
*♦• 1.70% 4/25/30		548,175	53,557
*♦• 1.81% 4/25/30		279,437	28,858
Total Agency Commercial Mortgage-Backed Securities (Cost $722,704)			687,645
AGENCY MORTGAGE-BACKED SECURITY–0.00%
United States–0.00%
•Freddie Mac S.F. 15 yr 3.87% 9/25/30		73,518	74,256
Total Agency Mortgage-Backed Security (Cost $85,923)			74,256
ΔCORPORATE BONDS–5.10%
Australia–0.66%
National Australia Bank Ltd. 3.38% 1/14/26		6,000	5,880
=πOafit A Note Upsize 1.00% 3/28/26	AUD	654,710	444,005
=πOceana Australian Fixed Income Trust
10.00% 8/31/23	AUD	442,179	309,030
10.25% 8/31/25	AUD	820,555	591,876
=@Quintis Australia Pty. Ltd. (PIK Rate 12.00%, Cash Rate 12.00%) 12.00% 10/1/28		6,149,065	6,149,065
=@Quintis Australia Pty. Ltd. (PIK Rate 7.50%, Cash Rate 8.00%) 7.50% 10/1/26		6,870,789	6,870,789
			14,370,645
Belgium–0.03%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/26		763,000	750,594
			750,594

LVIP BlackRock Global Allocation Fund–14

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Canada–0.10%
First Quantum Minerals Ltd. 6.88% 10/15/27		490,000	$ 438,089
Rogers Communications, Inc. 2.95% 3/15/25		798,000	770,887
Royal Bank of Canada
0.65% 7/29/24		17,000	15,974
0.75% 10/7/24		45,000	42,021
1.20% 4/27/26		8,000	7,187
Thomson Reuters Corp. 3.35% 5/15/26		9,000	8,731
Toronto-Dominion Bank
2.00% 9/10/31		139,000	112,881
2.35% 3/8/24		706,000	691,375
2.80% 3/10/27		17,000	15,906
			2,103,051
China–0.00%
Fantasia Holdings Group Co. Ltd.
10.88% 1/9/23		233,000	18,931
‡ 11.75% 4/17/22		204,000	17,504
‡Yuzhou Group Holdings Co. Ltd. 8.50% 2/26/24		213,000	14,910
			51,345
Germany–0.18%
Adler Pelzer Holding GmbH 4.13% 4/1/24	EUR	1,350,000	1,078,733
•APCOA Parking Holdings GmbH 5.00% (EURIBOR03M + 5.00%) 1/15/27	EUR	926,000	878,214
μDeutsche Bank AG 2.55% 1/7/28		63,000	54,533
Douglas GmbH 6.00% 4/8/26	EUR	1,177,000	949,747
@Kirk Beauty SUN GmbH 8.25% 10/1/26	EUR	899,326	541,965
KME SE 6.75% 2/1/23	EUR	407,200	413,535
			3,916,727
Hong Kong–0.02%
μAIA Group Ltd. 2.70% 4/7/26		238,000	213,111
HKT Capital No. 6 Ltd. 3.00% 1/18/32		201,000	169,964
			383,075
India–0.01%
Indian Railway Finance Corp. Ltd. 3.25% 2/13/30		207,000	178,836
			178,836
Italy–0.21%
Castor SpA
• 5.25% (EURIBOR03M + 5.25%) 2/15/29	EUR	890,000	860,792
6.00% 2/15/29	EUR	279,000	260,811
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Italy (continued)
•Forno d'Asolo SpA 5.50% (EURIBOR03M + 5.50%) 4/30/27	EUR	1,595,000	$ 1,537,762
Marcolin SpA 6.13% 11/15/26	EUR	1,019,000	922,598
Shiba Bidco SpA 4.50% 10/31/28	EUR	1,022,000	878,224
			4,460,187
Luxembourg–0.18%
EIG Pearl Holdings Sarl 3.55% 8/31/36		206,000	175,615
Garfunkelux Holdco 3 SA
6.75% 11/1/25	EUR	518,000	481,608
7.75% 11/1/25	GBP	880,000	958,746
Herens Midco Sarl 5.25% 5/15/29	EUR	1,189,000	812,998
Picard Bondco SA 5.38% 7/1/27	EUR	830,000	777,997
Sani/Ikos Financial Holdings 1 Sarl 5.63% 12/15/26	EUR	787,000	711,335
			3,918,299
Netherlands–0.04%
Cooperatieve Rabobank UA 4.38% 8/4/25		14,000	13,882
ING Groep NV
μ 1.40% 7/1/26		6,000	5,450
μ 3.87% 3/28/26		38,000	37,237
4.63% 1/6/26		13,000	12,971
Minejesa Capital BV 4.63% 8/10/30		204,000	182,764
Mondelez International Holdings Netherlands BV 1.25% 9/24/26		4,000	3,556
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.25% 11/30/51		147,000	101,787
Titan Holdings II BV 5.13% 7/15/29	EUR	616,000	533,536
			891,183
Republic of Korea–0.02%
μHanwha Life Insurance Co. Ltd. 3.38% 2/4/32		200,000	182,369
SK Hynix, Inc. 2.38% 1/19/31		200,000	157,518
			339,887
Singapore–0.01%
BOC Aviation Ltd. 3.50% 9/18/27		222,000	212,605
			212,605
Switzerland–0.02%
Novartis Capital Corp. 3.00% 11/20/25		14,000	13,828

LVIP BlackRock Global Allocation Fund–15

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Switzerland (continued)
Roche Holdings, Inc. 2.61% 12/13/51		147,000	$ 106,732
μUBS Group AG
2.10% 2/11/32		49,000	38,905
4.49% 5/12/26		200,000	199,236
			358,701
United Kingdom–0.50%
AstraZeneca PLC
1.38% 8/6/30		139,000	114,093
2.13% 8/6/50		147,000	98,150
BCP V Modular Services Finance II PLC 6.13% 11/30/28	GBP	1,278,000	1,212,676
BCP V Modular Services Finance PLC 6.75% 11/30/29	EUR	1,704,000	1,299,102
Boparan Finance PLC 7.63% 11/30/25	GBP	1,199,000	1,028,978
Connect Finco SARL/Connect U.S. Finco LLC 6.75% 10/1/26		417,000	374,729
Constellation Automotive Financing PLC
4.88% 7/15/27	GBP	124,000	118,492
4.88% 7/15/27	GBP	223,000	213,094
Deuce Finco Plc 5.50% 6/15/27	GBP	2,647,000	2,553,137
GlaxoSmithKline Capital PLC 3.00% 6/1/24		689,000	683,614
μHSBC Holdings PLC 0.98% 5/24/25		66,000	61,540
Inspired Entertainment Financing PLC 7.88% 6/1/26	GBP	734,000	868,436
Kane Bidco Ltd.
5.00% 2/15/27	EUR	673,000	623,151
6.50% 2/15/27	GBP	808,000	858,861
Lloyds Bank PLC 3.50% 5/14/25		14,000	13,846
Lloyds Banking Group PLC 4.65% 3/24/26		31,000	30,372
NatWest Group PLC 5.13% 5/28/24		14,000	14,062
Sky Ltd. 3.75% 9/16/24		9,000	8,971
μVodafone Group PLC 4.13% 6/4/81		174,000	130,131
Wheel Bidco Ltd. 6.75% 7/15/26	GBP	405,000	393,025
			10,698,460
United States–3.12%
AbbVie, Inc.
3.20% 5/14/26		20,000	19,266
3.60% 5/14/25		1,094,000	1,076,209
3.80% 3/15/25		10,000	9,920
4.25% 11/21/49		577,000	512,221
Aetna, Inc. 3.50% 11/15/24		63,000	62,242
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Affinity Gaming 6.88% 12/15/27	106,000	$ 89,044
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50% 3/15/29	1,214,000	982,507
Alexandria Real Estate Equities, Inc. 1.88% 2/1/33	139,000	104,514
Allegiant Travel Co. 8.50% 2/5/24	1,273,000	1,257,087
Allstate Corp. 1.45% 12/15/30	139,000	110,427
Alphabet, Inc.
1.10% 8/15/30	141,000	115,722
2.25% 8/15/60	76,000	49,378
Amazon.com, Inc. 2.70% 6/3/60	147,000	99,567
American Express Co.
2.25% 3/4/25	17,000	16,331
4.05% 5/3/29	150,000	147,067
4.05% 5/3/29	269,000	264,810
American Tower Corp.
1.88% 10/15/30	139,000	108,137
3.10% 6/15/50	147,000	101,620
3.38% 5/15/24	854,000	841,519
Amgen, Inc.
1.90% 2/21/25	16,000	15,269
2.00% 1/15/32	139,000	113,128
2.77% 9/1/53	147,000	99,179
3.13% 5/1/25	97,000	95,085
Amphenol Corp.
2.20% 9/15/31	139,000	113,467
4.35% 6/1/29	9,000	8,841
Apple, Inc. 2.40% 8/20/50	147,000	103,163
Aptiv PLC 3.10% 12/1/51	147,000	94,805
AT&T, Inc. 1.70% 3/25/26	626,000	571,962
Avaya, Inc. 6.13% 9/15/28	317,000	206,842
Bank of America Corp.
μ 1.53% 12/6/25	39,000	36,287
μ 1.66% 3/11/27	19,000	17,028
μ 1.92% 10/24/31	139,000	111,032
μ 2.46% 10/22/25	62,000	59,055
μ 2.97% 7/21/52	147,000	104,366
μ 3.38% 4/2/26	665,000	644,587
μ 3.46% 3/15/25	25,000	24,639
3.50% 4/19/26	20,000	19,485
μ 3.71% 4/24/28	18,000	17,159
μ 3.82% 1/20/28	43,000	41,232
μ 3.84% 4/25/25	1,054,000	1,048,646
Bank of New York Mellon Corp.
1.65% 1/28/31	139,000	112,504
3.85% 4/26/29	1,162,000	1,127,248
Becton Dickinson & Co. 1.96% 2/11/31	139,000	112,198

LVIP BlackRock Global Allocation Fund–16

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Berry Global, Inc. 4.88% 7/15/26	40,000	$ 38,174
Blackstone Holdings Finance Co. LLC 2.00% 1/30/32	139,000	110,444
Boston Properties LP
2.55% 4/1/32	139,000	110,622
2.75% 10/1/26	463,000	431,553
Bristol-Myers Squibb Co.
1.45% 11/13/30	139,000	114,194
2.55% 11/13/50	147,000	103,998
3.25% 2/27/27	33,000	32,360
Broadcom, Inc.
2.45% 2/15/31	139,000	111,678
3.15% 11/15/25	562,000	541,222
4.93% 5/15/37	264,000	236,687
Carrols Restaurant Group, Inc. 5.88% 7/1/29	154,000	112,420
CDI Escrow Issuer, Inc. 5.75% 4/1/30	219,000	199,290
Charles Schwab Corp.
1.65% 3/11/31	139,000	111,366
3.45% 2/13/26	32,000	31,646
4.20% 3/24/25	16,000	16,220
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80% 4/1/31	139,000	111,319
3.85% 4/1/61	147,000	96,672
4.20% 3/15/28	99,000	92,496
4.91% 7/23/25	531,000	532,232
Cheniere Energy, Inc. 4.63% 10/15/28	325,000	292,685
Churchill Downs, Inc. 5.50% 4/1/27	8,000	7,600
Cigna Corp. 1.25% 3/15/26	27,000	24,357
Cisco Systems, Inc. 2.50% 9/20/26	9,000	8,645
Citigroup, Inc.
μ 0.98% 5/1/25	79,000	74,010
μ 3.29% 3/17/26	870,000	841,107
μ 3.35% 4/24/25	104,000	101,863
3.40% 5/1/26	6,000	5,795
μ 4.14% 5/24/25	207,000	206,154
Clorox Co. 1.80% 5/15/30	139,000	113,676
Coca-Cola Co.
1.38% 3/15/31	139,000	113,146
2.50% 3/15/51	147,000	106,460
Comcast Corp.
1.50% 2/15/31	139,000	111,713
2.45% 8/15/52	147,000	97,566
3.55% 5/1/28	8,000	7,755
3.95% 10/15/25	54,000	54,213
Conagra Brands, Inc. 4.30% 5/1/24	31,000	31,119
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Costco Wholesale Corp. 1.75% 4/20/32	139,000	$ 114,343
Crown Castle International Corp.
2.50% 7/15/31	139,000	113,743
3.70% 6/15/26	563,000	543,134
CSX Corp. 2.50% 5/15/51	147,000	98,901
CVS Health Corp.
1.75% 8/21/30	139,000	111,331
2.88% 6/1/26	179,000	170,346
5.05% 3/25/48	621,000	594,451
Danaher Corp. 2.80% 12/10/51	147,000	105,896
Deere & Co. 2.75% 4/15/25	91,000	89,009
Dell International LLC/EMC Corp.
3.45% 12/15/51	147,000	99,457
6.02% 6/15/26	382,000	396,500
DISH DBS Corp. 5.25% 12/1/26	595,000	466,385
Duke Realty LP 2.25% 1/15/32	139,000	115,763
Earthstone Energy Holdings LLC 8.00% 4/15/27	900,000	851,625
eBay, Inc. 1.90% 3/11/25	17,000	15,969
Elevance Health, Inc. 2.38% 1/15/25	11,000	10,590
Eli Lilly & Co. 2.25% 5/15/50	147,000	103,899
Equinix, Inc.
1.45% 5/15/26	489,000	434,065
2.50% 5/15/31	214,000	173,407
3.00% 7/15/50	73,000	49,979
Expedia Group, Inc. 2.95% 3/15/31	139,000	110,560
Fidelity National Information Services, Inc. 1.15% 3/1/26	13,000	11,495
Fiserv, Inc. 3.20% 7/1/26	142,000	134,457
=πFreed Co. Ltd. 10.00% 12/2/23	1,092,000	1,053,780
Freedom Mortgage Corp.
8.13% 11/15/24	521,000	449,446
8.25% 4/15/25	454,000	382,125
Fresh Market, Inc. 9.75% 5/1/23	339,000	339,000
Frontier Communications Holdings LLC
5.00% 5/1/28	526,000	447,100
5.88% 10/15/27	506,000	454,946
6.75% 5/1/29	971,000	798,647
8.75% 5/15/30	521,000	526,726
Frontier North, Inc. 6.73% 2/15/28	444,000	424,020
Full House Resorts, Inc. 8.25% 2/15/28	36,000	28,774
GATX Corp. 3.50% 3/15/28	12,000	11,220
GCI LLC 4.75% 10/15/28	146,000	126,501
General Motors Financial Co., Inc.
2.35% 1/8/31	139,000	107,764

LVIP BlackRock Global Allocation Fund–17

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
General Motors Financial Co., Inc. (continued)
2.70% 8/20/27	897,000	$ 789,267
2.90% 2/26/25	676,000	645,138
Georgia-Pacific LLC 3.60% 3/1/25	14,000	13,922
Gilead Sciences, Inc.
1.65% 10/1/30	139,000	113,895
2.80% 10/1/50	147,000	102,582
4.75% 3/1/46	550,000	527,269
Global Payments, Inc. 2.65% 2/15/25	65,000	62,031
μGoldman Sachs Group, Inc.
0.86% 2/12/26	23,000	20,924
1.09% 12/9/26	734,000	653,744
2.38% 7/21/32	139,000	112,403
2.91% 7/21/42	139,000	101,494
GSK Consumer Healthcare Capital U.S. LLC
3.02% 3/24/24	56,000	55,163
3.38% 3/24/27	551,000	527,379
GSK Consumer Healthcare Capital UK PLC 3.13% 3/24/25	774,000	753,763
HCA, Inc.
2.38% 7/15/31	139,000	108,380
3.50% 7/15/51	147,000	100,392
5.25% 4/15/25	638,000	638,993
Home Depot, Inc.
1.38% 3/15/31	139,000	111,984
2.38% 3/15/51	147,000	99,409
=Homes By West Bay LLC 9.50% 4/30/27	1,433,000	1,352,465
HP, Inc. 3.00% 6/17/27	32,000	29,585
Humana, Inc. 1.35% 2/3/27	10,000	8,743
Intel Corp.
3.10% 2/15/60	28,000	19,993
3.40% 3/25/25	162,000	161,737
Intercontinental Exchange, Inc.
1.85% 9/15/32	139,000	108,904
3.00% 9/15/60	147,000	99,048
International Business Machines Corp.
2.95% 5/15/50	147,000	106,434
3.30% 5/15/26	666,000	649,574
Johnson & Johnson 2.25% 9/1/50	147,000	102,641
μJPMorgan Chase & Co.
0.97% 6/23/25	25,000	23,370
1.56% 12/10/25	96,000	89,686
1.76% 11/19/31	139,000	109,915
2.08% 4/22/26	906,000	847,176
2.53% 11/19/41	286,000	204,618
4.08% 4/26/26	663,000	654,730
4.32% 4/26/28	697,000	685,518
Kilroy Realty LP 2.50% 11/15/32	139,000	108,487
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Kimco Realty Corp. 2.25% 12/1/31	139,000	$ 111,741
Kinetik Holdings LP 5.88% 6/15/30	174,000	165,755
Kraft Heinz Foods Co.
3.00% 6/1/26	459,000	432,423
4.38% 6/1/46	609,000	507,544
Lam Research Corp. 3.75% 3/15/26	73,000	72,821
Lions Gate Capital Holdings LLC 5.50% 4/15/29	98,000	76,440
LogMeIn, Inc. 5.50% 9/1/27	361,000	251,352
Lowe's Cos., Inc.
1.70% 10/15/30	139,000	111,462
3.00% 10/15/50	147,000	102,426
3.35% 4/1/27	337,000	324,305
4.00% 4/15/25	12,000	12,040
4.25% 4/1/52	715,000	619,153
Lumen Technologies, Inc. 5.13% 12/15/26	614,000	516,877
LyondellBasell Industries NV 5.75% 4/15/24	27,000	27,618
Magallanes, Inc.
3.43% 3/15/24	222,000	217,634
3.64% 3/15/25	274,000	265,372
McDonald's Corp. 3.30% 7/1/25	22,000	21,855
Medline Borrower LP 3.88% 4/1/29	167,000	142,236
Merck & Co., Inc.
2.45% 6/24/50	147,000	103,234
2.75% 2/10/25	164,000	162,040
Meritor, Inc. 4.50% 12/15/28	7,000	6,740
Metropolitan Life Global Funding I 1.88% 1/11/27	3,000	2,717
Microsoft Corp. 2.68% 6/1/60	147,000	105,393
Mondelez International, Inc. 1.50% 2/4/31	139,000	108,978
Moody's Corp.
2.55% 8/18/60	36,000	22,433
3.10% 11/29/61	111,000	76,111
Morgan Stanley
μ 0.79% 5/30/25	205,000	190,838
μ 1.51% 7/20/27	19,000	16,664
μ 1.79% 2/13/32	139,000	109,337
μ 2.80% 1/25/52	147,000	102,057
3.13% 7/27/26	790,000	753,617
μ 3.62% 4/17/25	868,000	856,886
3.63% 1/20/27	62,000	60,051
Nationstar Mortgage Holdings, Inc.
5.13% 12/15/30	410,000	306,487
5.50% 8/15/28	473,000	379,412
6.00% 1/15/27	90,000	78,070

LVIP BlackRock Global Allocation Fund–18

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Nestle Holdings, Inc. 2.50% 9/14/41	48,000	$ 36,555
New Home Co., Inc. 7.25% 10/15/25	225,000	183,938
Northern Trust Corp. 4.00% 5/10/27	441,000	443,654
Oncor Electric Delivery Co. LLC 5.75% 3/15/29	19,000	20,524
ONEOK Partners LP 4.90% 3/15/25	1,007,000	1,015,391
Oracle Corp.
2.50% 4/1/25	704,000	668,882
3.40% 7/8/24	107,000	105,472
3.60% 4/1/50	147,000	102,115
3.95% 3/25/51	536,000	393,690
Pacific Gas & Electric Co. 4.50% 7/1/40	342,021	265,074
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In 8.50% 11/15/27	168,000	176,333
PepsiCo, Inc. 2.38% 10/6/26	29,000	27,776
Pitney Bowes, Inc.
6.88% 3/15/27	764,000	606,779
7.25% 3/15/29	618,000	467,542
Playtika Holding Corp. 4.25% 3/15/29	209,000	172,425
PNC Bank NA
3.25% 6/1/25	621,000	611,290
4.20% 11/1/25	12,000	11,987
Principal Life Global Funding II
0.75% 4/12/24	12,000	11,349
1.25% 8/16/26	11,000	9,733
μPrudential Financial, Inc.
5.63% 6/15/43	521,000	507,949
5.88% 9/15/42	789,000	774,601
QUALCOMM, Inc. 1.65% 5/20/32	139,000	112,261
Regions Financial Corp. 2.25% 5/18/25	23,000	21,942
Republic Services, Inc. 1.45% 2/15/31	139,000	109,119
Roper Technologies, Inc. 1.75% 2/15/31	139,000	108,309
Royalty Pharma PLC 2.15% 9/2/31	139,000	108,459
Ryder System, Inc. 2.50% 9/1/24	31,000	29,907
S&P Global, Inc. 1.25% 8/15/30	139,000	110,025
Sabre Global, Inc. 9.25% 4/15/25	468,000	450,941
Salesforce, Inc. 2.90% 7/15/51	147,000	111,163
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Service Properties Trust
4.50% 6/15/23	220,000	$ 204,518
4.50% 3/15/25	235,000	185,630
7.50% 9/15/25	480,000	439,800
Sherwin-Williams Co. 2.20% 3/15/32	139,000	111,855
Simon Property Group LP 3.38% 10/1/24	17,000	16,766
=π^Sonder Corp. 0.00% 1/19/27	1,275,000	1,153,875
‡Talen Energy Supply LLC
6.63% 1/15/28	649,000	628,408
7.25% 5/15/27	391,000	384,998
7.63% 6/1/28	333,000	326,401
Tap Rock Resources LLC 7.00% 10/1/26	1,015,000	958,382
Tenet Healthcare Corp. 6.13% 6/15/30	166,000	153,148
•Texas Capital Bank NA 6.75% (LIBOR03M + 4.50%) 9/30/24	822,000	788,601
Thermo Fisher Scientific, Inc. 1.22% 10/18/24	9,000	8,526
T-Mobile USA, Inc.
2.25% 11/15/31	139,000	112,815
3.50% 4/15/25	770,000	753,091
Toyota Motor Credit Corp.
1.80% 2/13/25	51,000	48,622
1.90% 9/12/31	139,000	113,994
3.05% 3/22/27	31,000	29,805
TransDigm, Inc. 6.25% 3/15/26	3,410,000	3,286,387
Truist Bank
3.30% 5/15/26	25,000	24,096
3.80% 10/30/26	29,000	28,337
TWDC Enterprises 18 Corp. 3.15% 9/17/25	20,000	19,675
U.S. Bancorp
3.10% 4/27/26	26,000	25,060
3.90% 4/26/28	156,000	154,211
3.90% 4/26/28	292,000	289,022
UnitedHealth Group, Inc.
2.90% 5/15/50	147,000	110,092
3.10% 3/15/26	43,000	42,079
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 8/1/22	411,000	288,029
Verizon Communications, Inc.
1.68% 10/30/30	139,000	112,022
2.63% 8/15/26	460,000	434,598
2.99% 10/30/56	147,000	102,058
Visa, Inc.
1.10% 2/15/31	139,000	111,201
2.00% 8/15/50	147,000	97,496
Vistra Operations Co. LLC 5.63% 2/15/27	1,041,000	978,811

LVIP BlackRock Global Allocation Fund–19

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
VMware, Inc. 2.20% 8/15/31		139,000	$ 109,452
Walmart, Inc. 2.65% 9/22/51		147,000	110,510
Walt Disney Co. 2.75% 9/1/49		147,000	104,928
Waste Management, Inc. 1.50% 3/15/31		139,000	110,590
μWells Fargo & Co. 2.16% 2/11/26		308,000	289,478
Welltower, Inc. 4.50% 1/15/24		527,000	529,989
Western Digital Corp. 4.75% 2/15/26		126,000	120,218
Workday, Inc. 3.50% 4/1/27		223,000	213,254
WRKCo, Inc. 4.90% 3/15/29		16,000	16,048
Xerox Holdings Corp.
5.00% 8/15/25		738,000	686,473
5.50% 8/15/28		395,000	330,247
			67,502,262
Total Corporate Bonds (Cost $117,135,283)			110,135,857
ΔLOAN AGREEMENTS–2.72%
Australia–0.00%
=π•Oafit A Note Upsize 8.00% (LIBOR01M + 5.50%) 1/21/24	AUD	122,271	83,452
			83,452
Belgium–0.06%
•Apollo Finco 5.08% (EURIBOR06M + 4.88%) 10/31/28	EUR	1,272,009	1,219,697
			1,219,697
Canada–0.13%
•KDC/ONE Development Corp., Inc. 5.00% (EURIBOR03M + 5.00%) 12/22/25	EUR	2,699,130	2,654,117
•Kronos Acquisition Holdings, Inc. 7.65% (SOFRTE01M + 6.00%) 12/22/26		191,013	186,954
			2,841,071
France–0.14%
•Babilou Group 4.00% (EURIBOR03M + 4.00%) 11/30/27	EUR	3,065,234	2,963,266
			2,963,266
Jersey–0.05%
=π•Vita Global FinCo Ltd.
7.00% (EURIBOR06M + 7.00%) 7/6/27	EUR	643,623	660,185
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
Jersey (continued)
=π•Vita Global FinCo Ltd. (continued)
7.45% (SONIA03M + 7.00%) 7/6/27	GBP	386,174	$ 460,124
			1,120,309
Luxembourg–0.11%
=π•Luxembourg Life Fund
11.50% (LIBOR03M + 9.25%) 4/1/23		1,240,726	1,234,522
11.50% (LIBOR03M + 9.25%) 5/27/26		1,073,226	1,057,128
			2,291,650
Netherlands–0.22%
•Median B V 5.23% (EURIBOR03M + 5.00%) 10/14/27	EUR	868,038	839,162
•Ziggo BV 3.00% (EURIBOR06M + 3.00%) 1/31/29	EUR	4,186,717	3,885,850
			4,725,012
Spain–0.06%
•Pronovias SL
4.50% (EURIBOR03M + 4.50%) 10/2/24	EUR	509,803	366,852
4.50% (EURIBOR03M + 4.50%) 10/2/24	EUR	1,287,044	926,152
			1,293,004
United Kingdom–0.14%
•Constellation Automotive Ltd. 8.69% (SONIA01M + 7.50%) 7/30/29	GBP	408,859	442,957
=π•Mercia A-1 3.34% (SONIA03M + 2.40%) 4/9/26	GBP	1,422,404	1,731,493
=π•Mercia A-2 3.34% (SONIA03M + 2.40%) 4/9/26	GBP	689,509	839,339
=π•Mercia B-1 3.34% (SONIA03M + 2.40%) 4/9/26	GBP	80,087	97,490
			3,111,279
United States–1.81%
•ACProducts, Inc. 6.70% (LIBOR03M + 4.25%) 5/17/28		570,397	439,205
•Aimbridge Acquisition Co., Inc. 6.26% (LIBOR01M + 4.75%) 2/2/26		1,057,445	951,700
•Altar Bidco, Inc. 5.03% (SOFRTE06M + 3.35%) 2/1/29		947,530	868,885

LVIP BlackRock Global Allocation Fund–20

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•American Auto Auction Group LLC 7.05% (SOFRTE03M + 5.00%) 12/30/27		1,104,361	$ 1,029,816
•American Rock Salt Co. LLC 5.67% (LIBOR01W + 4.00%) 6/9/28		298	286
∞Avaya Holdings Corp. 0.00% 12/15/27		130,000	117,650
•Avaya, Inc.
5.32% (LIBOR01M + 4.00%) 12/15/27		207,270	156,489
5.57% (LIBOR01M + 4.25%) 12/15/27		410,971	308,228
•Change Healthcare Holdings LLC 4.17% (LIBOR01M + 2.50%) 3/1/24		220,462	214,097
•City Brewing Co. LLC 4.47% (LIBOR03M + 3.50%) 4/5/28		264,494	234,077
=π✠•CML ST Regis Aspen 2.27% (LIBOR03M + 2.90%) 2/9/27		1,200,486	1,179,206
=π✠•CML Trigrams 3.88% (LIBOR03M + 2.25%) 9/15/24		4,979,800	4,935,978
=π•Cypher Bidco 4.50% (EURIBOR06M + 4.50%) 3/1/28	EUR	1,485,170	1,443,546
•Davis-Standard LLC 8.00% (LIBOR03M + 5.75%) 12/10/28		564,557	540,095
•Digital Room Holdings, Inc. 6.92% (LIBOR01M + 5.25%) 12/21/28		361,795	315,666
•DirecTV Financing LLC 6.67% (LIBOR01M + 5.00%) 8/2/27		589,408	541,030
•Dun & Bradstreet Corp. 4.87% (LIBOR01M + 3.25%) 2/6/26		149,720	140,970
•ECL Entertainment LLC 9.75% (LIBOR03M + 7.50%) 5/1/28		707,723	689,591
•Emerald Technologies Acquisitionco, Inc. 7.88% (SOFRTE01M + 6.25%) 12/29/27		438,911	421,218
•Frontier Communications Corp. 6.06% (LIBOR03M + 3.75%) 5/1/28		842,573	786,542
=π•Galaxy Universal LLC 6.75% (LIBOR03M + 5.75%) 11/12/26		1,360,962	1,326,937
•GoTo Group, Inc. 6.35% (LIBOR01M + 4.75%) 8/31/27		1,241,266	940,259
	Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
=π•Green Plains Operating Co. LLC 9.83% (LIBOR03M + 8.00%) 7/20/26	1,001,518	$ 982,790
•Hilton Worldwide Finance LLC 3.37% (LIBOR01M + 1.75%) 6/22/26	2,022,069	1,939,831
•Hydrofarm Holdings LLC 7.15% (LIBOR01M + 5.50%) 9/27/28	269,918	248,325
•Informatica LLC 4.44% (LIBOR01M + 2.75%) 10/27/28	948,522	898,136
•J&J Ventures Gaming LLC 6.25% (LIBOR03M + 4.00%) 4/26/28	410,501	390,489
•Jack Ohio Finance LLC 6.42% (LIBOR01M + 4.75%) 10/4/28	209,494	196,924
•Jazz Financing Lux SARL 5.17% (LIBOR01M + 3.50%) 5/5/28	1,022,491	973,443
•LBM Acquisition LLC 5.42% (LIBOR01M + 3.75%) 12/17/27	1,480,480	1,209,833
•Maverick Gaming LLC 9.07% (LIBOR03M + 7.50%) 9/3/26	570,301	519,927
•MetroNet Systems Holdings LLC 5.05% (SOFRTE01M + 3.75%) 6/2/28	264,796	244,494
•Naked Juice LLC 8.15% (SOFRTE03M + 6.00%) 1/24/30	53,053	47,748
=πOpenDoor 10.00% 2/28/26	3,978,283	3,767,434
π•OVG Business Services LLC 7.25% (LIBOR01M + 6.25%) 10/13/28	1,166,782	1,093,858
π•Profrac Services LLC 10.01% (SOFRTE03M + 8.50%) 3/4/25	391,014	383,194
•Project Ruby Ultimate Parent Corp. 4.92% (LIBOR01M + 3.25%) 3/3/28	1,236,241	1,156,269
•Redstone Holdco 2 LP
5.93% (LIBOR03M + 4.75%) 4/27/28	1,360,952	1,165,887
8.97% (LIBOR03M + 7.75%) 4/27/29	742,791	635,829
•SCIH Salt Holdings, Inc. 4.75% (LIBOR06M + 4.00%) 3/16/27	795,869	708,324
=π✠•Sheraton Austin 5.11% (LIBOR03M + 3.48%) 6/1/26	1,342,767	1,321,989

LVIP BlackRock Global Allocation Fund–21

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•Signal Parent, Inc. 5.17% (LIBOR01M + 3.50%) 4/3/28	424,261	$ 323,851
•Sovos Brands Intermediate, Inc. 4.25% (LIBOR03M + 3.50%) 6/8/28	122,761	115,626
•Springs Windows Fashions LLC 5.60% (LIBOR01M + 4.00%) 10/6/28	240,086	196,571
=π✠•Starwood Property Trust, Inc. 3.05% (LIBOR03M + 2.55%) 6/9/26	1,400,568	1,389,269
•The Enterprise Development Authority 5.92% (LIBOR01M + 4.25%) 2/28/28	1,198,851	1,140,407
•Vaco Holdings LLC 7.20% (SOFRTE03M + 5.00%) 1/21/29	433,930	416,213
		39,048,132
Total Loan Agreements (Cost $61,793,834)		58,696,872
ΔNON-AGENCY ASSET-BACKED SECURITIES–0.98%
Cayman Islands–0.11%
•ACRES Commercial Realty Ltd. 2.72% (LIBOR01M + 1.20%) 6/15/36	844,000	816,838
•Gracie Point International Funding 3.46% (LIBOR01M + 2.40%) 11/1/23	222,000	219,143
•Gulf Stream Meridian 1 Ltd. 2.41% (LIBOR03M + 1.37%) 4/15/33	388,191	379,275
•LoanCore Issuer Ltd. 2.62% (LIBOR01M + 1.30%) 7/15/36	331,500	321,268
Loanpal Solar Loan Ltd. 2.75% 7/20/47	420,088	373,500
•MF1 Ltd. 2.62% (LIBOR01M + 1.10%) 7/16/36	216,116	209,085
•Voya CLO Ltd. 2.10% (LIBOR03M + 1.04%) 4/20/34	150,000	144,244
		2,463,353
United States–0.87%
•AccessLex Institute 1.82% (LIBOR03M + 0.30%) 5/25/36	245,072	236,401
BHG Securitization Trust 1.42% 11/17/33	339,316	317,530
Brex Commercial Charge Card Master Trust 2.09% 7/15/24	612,000	600,198
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
United States (continued)
GoodLeap Sustainable Home Solutions Trust 2.10% 5/20/48	1,486,605	$ 1,280,654
Mariner Finance Issuance Trust 2.19% 8/21/34	676,000	649,334
Mercury Financial Credit Card Master Trust 1.54% 3/20/26	386,000	367,260
Mosaic Solar Loan Trust 2.09% 4/22/47	366,915	322,708
Navient Private Education Refi Loan Trust
• 2.01% (PRIME minus 1.99%) 4/15/60	1,517,686	1,447,140
2.61% 4/15/60	323,000	293,003
3.48% 4/15/60	811,000	727,091
4.00% 4/15/60	276,000	247,608
Nelnet Student Loan Trust
2.85% 4/20/62	2,736,452	2,365,429
3.57% 4/20/62	690,108	585,968
3.75% 4/20/62	1,544,932	1,384,894
4.93% 4/20/62	655,600	590,762
Oportun Issuance Trust
1.47% 5/8/31	783,000	726,146
1.96% 5/8/31	100,000	91,831
Pagaya AI Debt Selection Trust 3.00% 1/25/29	1,124,070	1,064,944
Progress Residential 3.44% 5/17/26	300,515	260,970
=Regional Management Issuance Trust 3.88% 10/17/33	1,711,000	1,634,335
•SLM Private Education Loan Trust 6.07% (LIBOR01M + 4.75%) 10/15/41	577,025	630,259
SMB Private Education Loan Trust
2.30% 1/15/53	211,400	188,264
2.99% 1/15/53	1,591,668	1,428,552
3.00% 1/15/53	100,000	94,199
3.86% 1/15/53	854,824	799,870
3.86% 1/15/53	464,148	431,064
		18,766,414
Total Non-Agency Asset-Backed Securities (Cost $21,894,032)		21,229,767
ΔNON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.57%
United States–0.57%
•Ajax Mortgage Loan Trust
1.74% 12/25/60	1,571,377	1,427,379
2.69% 12/25/60	208,229	177,313
3.73% 12/25/60	137,618	109,767
CSMC Lion 1.00% 2/15/27	802,080	753,152
•J.P. Morgan Mortgage Trust
2.50% 12/25/51	4,711,744	4,015,473

LVIP BlackRock Global Allocation Fund–22

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
•J.P. Morgan Mortgage Trust (continued)
2.50% 2/25/52	1,871,681	$ 1,698,696
2.50% 2/25/52	672,085	490,420
=MCM TR 2021 VFN1 1.00% 1/1/59	999,963	978,714
=πMCM Trust 3.00% 8/25/28	414,735	277,826
=^TVC DSCR 0.00% 2/1/51	1,891,504	1,829,841
=π^TVC DSCR 21-1 0.00% 2/1/51	472,876	596,202
Total Non-Agency Collateralized Mortgage Obligations (Cost $12,509,958)		12,354,783
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.36%
Bermuda–0.03%
•RIAL Issuer Ltd. 3.73% (SOFRTE01M + 2.25%) 1/19/37	770,000	754,910
		754,910
Cayman Islands–0.04%
•MF1 4.65% (SOFRTE01M + 3.37%) 12/15/34	852,297	818,192
		818,192
United States–2.29%
•1211 Avenue of the Americas Trust 4.28% 8/10/35	508,000	473,913
•Alen Mortgage Trust 4.42% (LIBOR01M + 3.10%) 4/15/34	576,000	554,835
Arbor Multifamily Mortgage Securities Trust 1.75% 5/15/53	224,482	151,520
BANK
3.54% 11/15/54	84,029	81,281
• 4.06% 11/15/50	59,811	55,815
•Bayview Commercial Asset Trust
2.13% (LIBOR01M + 0.51%) 10/25/36	15,886	14,961
2.67% (LIBOR01M + 1.05%) 11/25/35	13,755	12,350
•BBCMS Mortgage Trust
2.45% (LIBOR01M + 1.12%) 3/15/37	188,000	169,721
3.82% (LIBOR01M + 2.50%) 8/15/36	225,000	212,730
•Beast Mortgage Trust
2.42% (LIBOR01M + 1.10%) 4/15/36	515,000	489,024
2.67% (LIBOR01M + 1.35%) 4/15/36	637,000	596,338
2.92% (LIBOR01M + 1.60%) 4/15/36	594,000	552,198
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•Beast Mortgage Trust (continued)
3.42% (LIBOR01M + 2.10%) 4/15/36	511,000	$ 472,808
4.22% (LIBOR01M + 2.90%) 4/15/36	487,000	466,169
5.12% (LIBOR01M + 3.80%) 4/15/36	550,000	529,163
6.23% (LIBOR01M + 4.90%) 4/15/36	394,000	381,023
Benchmark Mortgage Trust
*• 1.38% 2/15/54	6,206,052	466,650
2.58% 4/15/54	180,000	157,824
•BHMS
2.57% (LIBOR01M + 1.25%) 7/15/35	697,744	672,952
3.22% (LIBOR01M + 1.90%) 7/15/35	287,769	272,280
•BOCA Commercial Mortgage Trust 2.27% (SOFRTE01M + 1.77%) 5/15/39	259,856	256,499
BWAY Mortgage Trust 3.63% 3/10/33	487,544	452,794
•BX
3.57% (LIBOR01M + 2.25%) 1/15/34	356,168	333,625
4.32% (LIBOR01M + 3.00%) 1/15/34	547,620	518,562
BX Commercial Mortgage Trust
• 2.23% (LIBOR01M + 0.91%) 2/15/33	1,388,665	1,348,093
2.84% 3/9/44	100,708	88,123
• 3.47% (LIBOR01M + 2.15%) 2/15/33	814,305	791,040
• 3.50% (LIBOR01M + 2.17%) 10/15/36	1,447,000	1,349,038
• 3.57% (LIBOR01M + 2.24%) 10/15/38	1,513,180	1,414,741
• 3.62% (LIBOR01M + 2.30%) 10/15/36	948,439	899,066
• 3.97% (LIBOR01M + 2.65%) 10/15/36	1,495,965	1,406,845
• 4.13% (LIBOR01M + 2.80%) 5/15/38	1,371,000	1,249,283
• 4.14% (LIBOR01M + 2.82%) 12/15/38	1,294,100	1,203,362
• 4.57% (LIBOR01M + 3.25%) 10/15/37	75,194	72,609
• 5.57% (LIBOR01M + 4.25%) 2/15/33	537,575	522,446
•BX Trust
3.57% (LIBOR01M + 2.24%) 10/15/36	907,059	841,239
4.08% 12/9/41	317,000	275,782
4.08% 12/9/41	1,319,000	1,059,493

LVIP BlackRock Global Allocation Fund–23

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•BX Trust (continued)
4.13% (LIBOR01M + 2.80%) 6/15/38	1,823,864	$ 1,706,640
•CAMB Commercial Mortgage Trust 3.47% (LIBOR01M + 2.15%) 12/15/37	260,151	250,063
•CD Mortgage Trust 3.91% 11/13/50	33,602	30,319
Citigroup Commercial Mortgage Trust 4.41% 11/10/51	77,100	76,717
COMM Mortgage Trust
3.53% 12/10/47	155,319	151,974
• 4.94% 5/10/47	149,202	143,822
•CORE Mortgage Trust 3.67% (LIBOR01M + 2.35%) 12/15/31	186,400	179,216
•Credit Suisse Mortgage Capital Certificates
2.55% (LIBOR01M + 1.23%) 5/15/36	101,000	98,603
2.75% (LIBOR01M + 1.43%) 5/15/36	236,000	229,844
2.92% (LIBOR01M + 1.60%) 5/15/36	668,000	649,646
3.47% (LIBOR01M + 2.15%) 5/15/36	623,000	598,102
3.97% (LIBOR01M + 2.65%) 5/15/36	883,000	839,367
CSAIL Commercial Mortgage Trust
2.56% 3/15/53	1,373,995	1,202,421
• 4.80% 11/15/48	138,170	130,761
CSMC
2.26% 8/15/37	450,844	412,259
• 6.19% (LIBOR01M + 4.86%) 10/15/37	226,000	220,902
•DBGS Mortgage Trust
2.49% (LIBOR01M + 1.30%) 5/15/35	229,024	222,437
3.19% (LIBOR01M + 2.00%) 5/15/35	760,411	732,357
•DBWF Mortgage Trust
2.95% (LIBOR01M + 1.35%) 12/19/30	261,192	251,390
3.35% (LIBOR01M + 1.75%) 12/19/30	228,110	218,408
•ELP Commercial Mortgage Trust 3.99% (LIBOR01M + 2.67%) 11/15/38	649,641	597,616
•Extended Stay America Trust
3.58% (LIBOR01M + 2.25%) 7/15/38	1,493,806	1,441,450
4.18% (LIBOR01M + 2.85%) 7/15/38	960,237	919,841
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•GS Mortgage Securities Corp. Trust
2.48% (LIBOR01M + 1.15%) 5/15/26	209,172	$ 201,796
4.26% (LIBOR01M + 2.94%) 11/15/36	1,257,875	1,200,458
GS Mortgage Securities Trust 2.73% 5/12/53	515,232	437,769
JP Morgan Chase Commercial Mortgage Securities Trust
• 3.56% 1/5/39	310,000	275,980
• 3.77% (LIBOR01M + 2.45%) 4/15/38	835,000	772,403
4.03% 3/10/52	167,000	164,003
• 4.27% (LIBOR01M + 2.95%) 4/15/38	874,000	805,815
• 4.32% (LIBOR01M + 3.00%) 7/15/36	605,000	559,111
5.35% 7/5/33	116,002	110,780
•Life Mortgage Trust 3.67% (LIBOR01M + 2.35%) 3/15/38	1,643,348	1,554,755
•Med Trust
5.33% (LIBOR01M + 4.00%) 11/15/38	1,618,456	1,488,781
6.58% (LIBOR01M + 5.25%) 11/15/38	1,734,684	1,574,376
•MHC Commercial Mortgage Trust
3.43% (LIBOR01M + 2.10%) 4/15/38	1,755,296	1,645,814
3.93% (LIBOR01M + 2.60%) 4/15/38	1,405,281	1,306,799
•MHP 4.07% (LIBOR01M + 2.75%) 7/15/38	387,313	366,025
Morgan Stanley Bank of America Merrill Lynch Trust
3.72% 12/15/49	131,000	128,410
• 4.48% 5/15/48	75,473	70,815
Morgan Stanley Capital I Trust
2.70% 2/15/53	110,000	98,180
• 4.42% 7/11/40	234,000	225,999
•PKHL Commercial Mortgage Trust 4.68% (LIBOR01M + 3.35%) 7/15/38	218,752	203,504
•SREIT Trust
3.94% (LIBOR01M + 2.62%) 11/15/36	420,754	399,752
3.95% (LIBOR01M + 2.62%) 11/15/38	967,617	892,552
•STWD Trust 3.25% (LIBOR01M + 1.92%) 7/15/36	322,426	299,857
•TPGI Trust 4.32% (LIBOR01M + 3.00%) 6/15/26	389,912	367,013
UBS Commercial Mortgage Trust 2.92% 10/15/52	137,681	124,152

LVIP BlackRock Global Allocation Fund–24

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•UBS-Barclays Commercial Mortgage Trust 5.19% 8/10/49		198,169	$ 197,417
•VNDO Trust 4.03% 1/10/35		267,100	233,802
Wells Fargo Commercial Mortgage Trust
*• 1.68% 4/15/54		2,845,153	270,117
*• 2.00% 7/15/53		3,548,585	395,736
• 3.87% 6/15/36		269,000	255,366
• 3.87% 5/15/48		383,992	370,271
• 3.90% 7/15/50		48,308	43,762
• 4.19% 11/15/50		352,708	316,903
			49,528,623
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $52,706,830)			51,101,725
ΔSOVEREIGN BONDS–1.17%
Argentina–0.11%
Argentina Government International Bonds
φ 0.50% 7/9/30		1,429,149	335,398
φ 0.50% 7/9/30		2,384,423	556,336
1.00% 7/9/29		146,136	33,230
1.00% 7/9/29		250,944	57,061
φ 1.13% 7/9/35		1,713,837	369,116
φ 2.00% 1/9/38		572,678	162,340
φ 2.00% 1/9/38		998,945	283,176
φ 5.00% 7/9/35		2,943,537	633,961
			2,430,618
Austria–0.06%
Austria Government Bonds 2.10% 9/20/17	EUR	1,541,000	1,363,766
			1,363,766
Brazil–0.37%
^Brazil Letras do Tesouro Nacional 0.00% 7/1/24	BRL	53,746,000	8,021,442
			8,021,442
Canada–0.47%
Canada Government Bonds 0.25% 3/1/26	CAD	14,378,000	10,079,121
			10,079,121
Philippines–0.01%
Philippines Government International Bonds 6.38% 1/15/32		133,000	148,411
			148,411
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Spain–0.15%
Spain Government Bonds 3.45% 7/30/66	EUR	2,941,000	$ 3,197,597
			3,197,597
Total Sovereign Bonds (Cost $28,588,123)			25,240,955
U.S. TREASURY OBLIGATIONS–1.55%
×U.S. Treasury Bonds
1.75% 8/15/41		4,921,800	3,743,836
2.25% 2/15/52		15,437,000	12,704,169
2.38% 2/15/42		3,129,100	2,653,379
U.S. Treasury Notes
0.13% 11/30/22		8,342,000	8,265,423
×1.88% 2/15/32		6,690,500	6,061,175
Total U.S. Treasury Obligations (Cost $34,417,854)			33,427,982

	Number of Shares
EXCHANGE-TRADED FUNDS–1.26%
Health Care Select Sector SPDR® Fund	21,224	2,721,766
Industrial Select Sector SPDR® Fund	12,712	1,110,266
Invesco QQQ Trust Series 1 ETF	15,400	4,316,312
iShares Biotechnology ETF	2,106	247,729
iShares China Large-Cap ETF	36,575	1,240,258
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,270	249,768
iShares Latin America 40 ETF	39,605	892,697
iShares MSCI Brazil ETF	44,366	1,215,185
iShares MSCI China ETF	16,664	930,018
iShares MSCI Emerging Markets ETF	5,642	226,244
KraneShares Bosera MSCI China A 50 Connect Index ETF	17,642	684,686
KraneShares CSI China Internet ETF	122,577	4,015,623
SPDR® Bloomberg Barclays High Yield Bond ETF	25,852	2,345,035
†SPDR® Gold Shares	28,091	4,732,210
†United States Oil Fund LP	21,530	1,729,935
VanEck Semiconductor ETF	2,932	597,336
Total Exchange-Traded Funds (Cost $28,266,868)		27,255,068

LVIP BlackRock Global Allocation Fund–25

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–22.25%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 1.43%)	480,681,001	$ 480,681,001
Total Money Market Fund (Cost $480,681,001)		480,681,001

		Principal Amount°
SHORT-TERM INVESTMENTS–6.80%
SOVEREIGN BONDS–6.80%
Japan Treasury Discount Bills
^0.00% 9/5/22	JPY	10,733,200,000	79,127,762
^0.00% 9/26/22	JPY	5,820,700,000	42,914,496
0.01% 8/22/22	JPY	3,359,600,000	24,766,564
			146,808,822
Total Short-Term Investments (Cost $148,872,781)			146,808,822

	Notional Amount
OPTIONS PURCHASED–0.36%
Over-The-Counter–0.05%
Call Swaptions–0.00%
1 yr Constant Maturity Swap Pay 0.80%, expiration date 3/16/23, notional amount $49,025,906 MSC	49,025,906	8,543
30 yr Constant Maturity Swap Pay 0.015%, expiration date 7/5/22, notional amount $3,744,488 CITI	3,744,488	0
30 yr Constant Maturity Swap Pay 0.016% , expiration date 7/6/22, notional amount $1,581,102 GSI	1,581,102	0
		8,543
Put Swaptions–0.01%
1 yr Constant Maturity Swap Pay 0.42% , expiration date 8/8/22, notional amount $541,724,057 BNP	541,724,057	31,079
1 yr Constant Maturity Swap Pay 2.47%, expiration date 4/3/23, notional amount $18,065,380 GSI	18,065,380	154,239
5 yr Constant Maturity Swap ay 2.91%, expiration date 7/5/22, notional amount $16,893,782 CITI	16,893,782	20,590
	Notional Amount	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Put Swaptions (continued)
5 yr Constant Maturity Swap Pay 2.91%, expiration date 7/5/22, notional amount $9,160,558 MSC	9,160,558	$ 11,165
CDX.NA.HY.38.V2, expiration date 8/17/22, notional amount $910,000 CITI	910,000	5,712
CDX.NA.HY.38.V2, expiration date 7/20/22, notional amount $1,070,000 GSI	1,070,000	3,041
CDX.NA.HY.38.V2, expiration date 7/20/22, notional amount $1,300,000 CITI	1,300,000	5,351
CDX.NA.HY.38.V2, expiration date 7/20/22, notional amount $1,260,000 DB	1,260,000	7,551
		238,728

	Number of Contracts
Call Options–0.01%
Fiat Spa Strike price EUR200, expiration date 9/16/22, notional amount EUR1,498,600 JPM	7,493	813
Pioneer Natural Resources Strike price $290, expiration date 9/16/22, notional amount $7,517,380 MSC	25,922	81,375
USD vs CNH Strike price CNH6.7, expiration date 7/21/22, notional amount CNH65,610,494 JPMC	9,792,611	46,858
USD vs CNH Strike price CNH7, expiration date 7/14/22, notional amount CNH59,356,864 BOA	8,479,552	169
		129,215
Put Options–0.03%
BHP Group Ltd. Strike price GBP25, expiration date 8/19/22, notional amount GBP575,000 CSI	23	71,885
EUR vs CHF Strike price CHF0.99, expiration date 7/29/22, notional amount CHF12,118,356 JPMC	12,240,764	65,768
EUR vs CHF Strike price EUR1, expiration date 7/21/22, notional amount EUR12,240,764 JPMC	12,240,764	65,062

LVIP BlackRock Global Allocation Fund–26

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
Put Options (continued)
EUR vs USD Strike price EUR1.005, expiration date 7/11/22, notional amount EUR15,288,993 JPMC	15,212,928	$ 4,336
EUR vs USD Strike price EUR1.03, expiration date 7/11/22, notional amount EUR15,669,316 BOA	15,212,928	27,230
EUR vs USD Strike price EUR1.03, expiration date 8/12/22, notional amount EUR35,103,172 MSC	34,080,750	229,754
USD vs JPY Strike price JPY130, expiration date 9/8/22, notional amount JPY1,952,677,480 RBC	15,020,596	143,146
		607,181
Barrier Options–0.00%
USD vs CNH, up and out, barrier price CNH7.13, Strike price CNH6.83, expiration date 7/1/22, notional amount CNH67,987,009 BOA	9,954,174	10
USD vs CNH, one touch, barrier price CNH7.13, Strike price CNH7.13, expiration date 7/1/22, notional amount CNH1,745,937 BOA	244,872	0
USD vs JPY, one touch, barrier price JPY118, Strike price JPY118, expiration date 8/24/22, notional amount JPY29,118,034 HSBC	246,763	3,803
		3,813
		987,480
Centrally Cleared–0.31%
Call Options–0.10%
Abbott Laboratories Strike price $125, expiration date 1/20/23, notional amount $1,350,000	108	30,780
Adobe Strike price $480, expiration date 1/20/23, notional amount $960,000	20	20,600
Alcoa Strike price $100, expiration date 7/15/22, notional amount $760,000	76	76
Align Technology Strike price $290, expiration date 1/20/23, notional amount $812,000	28	56,280
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Alphabet Strike price $125, expiration date 1/20/23, notional amount $112,500	9	$ 108,405
Alphabet Strike price $2,200, expiration date 7/15/22, notional amount $3,300,000	15	94,725
Alphabet Strike price $2,400, expiration date 7/15/22, notional amount $1,440,000	6	6,360
Amazon.com Strike price $115, expiration date 7/15/22, notional amount $460,000	40	4,080
Booking Holdings Strike price $2,600, expiration date 1/20/23, notional amount $1,560,000	6	19,200
CF Industries Holdings Strike price $115, expiration date 8/19/22, notional amount $563,500	49	3,528
Cie Financiere Richemont SA Strike price CHF130, expiration date 7/15/22, notional amount CHF1,495,000	115	241
CSX Strike price $40, expiration date 8/19/22, notional amount $604,000	151	755
Devon Energy Strike price $70, expiration date 7/15/22, notional amount $1,750,000	250	1,500
Devon Energy Strike price $80, expiration date 7/15/22, notional amount $3,496,000	437	874
Diamondback Energy Strike price $157.65, expiration date 7/15/22, notional amount $1,702,620	108	1,620
Diamondback Energy Strike price $160, expiration date 7/15/22, notional amount $960,000	60	660
Dynatrace Strike price $45, expiration date 11/18/22, notional amount $540,000	120	45,000
Dynatrace Strike price $45, expiration date 1/20/23, notional amount $540,000	120	56,880
Eli Lilly & Co. Strike price $320, expiration date 8/19/22, notional amount $2,400,000	75	151,800

LVIP BlackRock Global Allocation Fund–27

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Eli Lilly & Co. Strike price $320, expiration date 1/20/23, notional amount $1,248,000	39	$ 143,910
Eli Lilly & Co. Strike price $330, expiration date 10/21/22, notional amount $858,000	26	54,990
Eli Lilly & Co. Strike price $340, expiration date 1/20/23, notional amount $1,292,000	38	94,810
Generac Holdings Strike price $280, expiration date 11/18/22, notional amount $1,428,000	51	51,000
Generac Holdings Strike price $300, expiration date 8/19/22, notional amount $1,140,000	38	5,624
General Motors Strike price $38, expiration date 9/16/22, notional amount $896,800	236	20,060
General Motors Strike price $45, expiration date 9/16/22, notional amount $2,047,500	455	8,645
Halliburton Strike price $39, expiration date 8/19/22, notional amount $1,131,000	290	15,660
Humana Strike price $500, expiration date 1/20/23, notional amount $900,000	18	56,880
Intuit Strike price $390, expiration date 7/15/22, notional amount $1,131,000	29	29,870
Intuit Strike price $450, expiration date 1/20/23, notional amount $900,000	20	50,200
Invesco DB Agriculture Fund Strike price $23, expiration date 10/21/22, notional amount $775,100	337	12,132
Invesco QQQ Trust Series 1 Strike price $315, expiration date 7/15/22, notional amount $2,457,000	78	1,950
Invesco QQQ Trust Series 1 Strike price $320, expiration date 7/15/22, notional amount $3,776,000	118	1,888
Invesco QQQ Trust Series 1 Strike price $325, expiration date 7/15/22, notional amount $10,530,000	324	3,564
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Marathon Oil Strike price $27, expiration date 7/15/22, notional amount $1,279,800	474	$ 6,636
Marathon Oil Strike price $30, expiration date 7/15/22, notional amount $1,296,000	432	1,728
Marathon Oil Strike price $33, expiration date 7/15/22, notional amount $1,494,900	453	906
Mercedes-Benz Group AG Strike price EUR70, expiration date 8/19/22, notional amount EUR1,421,000	203	1,914
Mosaic Strike price $70, expiration date 9/16/22, notional amount $616,000	88	5,104
NIKE Strike price $135, expiration date 1/20/23, notional amount $1,363,500	101	19,695
Northrop Grumman Strike price $500, expiration date 8/19/22, notional amount $1,850,000	37	42,920
Occidental Petroleum Strike price $70, expiration date 7/15/22, notional amount $1,274,000	182	5,642
Occidental Petroleum Strike price $75, expiration date 7/15/22, notional amount $330,000	44	440
Otis Worldwide Strike price $85, expiration date 1/20/23, notional amount $1,071,000	126	18,585
Pandora AS Strike price DKK696.25, expiration date 9/16/22, notional amount DKK3,759,750	54	1,145
Raymond James Financial Strike price $100, expiration date 7/15/22, notional amount $1,100,000	110	7,975
Salesforce Strike price $200, expiration date 1/20/23, notional amount $1,320,000	66	59,532
Salesforce Strike price $210, expiration date 1/20/23, notional amount $1,386,000	66	44,088
SAP SE Strike price $100, expiration date 12/16/22, notional amount $780,000	78	33,540
ServiceNow Strike price $550, expiration date 1/20/23, notional amount $1,265,000	23	82,800

LVIP BlackRock Global Allocation Fund–28

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
SPDR S&P 500 ETF Trust Strike price $430, expiration date 1/20/23, notional amount $11,997,000	279	$ 199,764
SPDR S&P 500 ETF Trust Strike price $450, expiration date 8/19/22, notional amount $6,165,000	137	2,055
SPDR S&P Biotech ETF Strike price $80, expiration date 8/19/22, notional amount $2,024,000	253	73,623
U.S. Treasury 10 yr Notes Strike price $118, expiration date 7/22/22, notional amount $37,996,000	322	397,469
Western Digital Strike price $75, expiration date 7/15/22, notional amount $337,500	45	360
Western Digital Strike price $80, expiration date 7/15/22, notional amount $184,000	23	299
Xerox Holdings Corp. Strike price $30, expiration date 7/15/22, notional amount $39,000	13	65
XPO Logistics Strike price $57.5, expiration date 1/20/23, notional amount $483,000	84	33,180
		2,194,012
Put Options–0.21%
Alibaba Group Holding Strike price $85, expiration date 7/15/22, notional amount $1,751,000	206	4,532
Ally Financial Strike price $20, expiration date 12/16/22, notional amount $108,000	54	2,970
Anglo American PLC Strike price GBP32, expiration date 8/19/22, notional amount GBP1,615,040	49	281,382
Apple Strike price $130, expiration date 8/19/22, notional amount $6,747,000	519	259,500
BHP Group Ltd. Strike price GBP22.28, expiration date 8/19/22, notional amount GBP1,074,921	43	61,813
Clorox Strike price $120, expiration date 7/15/22, notional amount $2,136,000	178	4,450
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
Coca-Cola Strike price $57.5, expiration date 7/15/22, notional amount $1,270,750	221	$ 3,757
Coca-Cola Strike price $60, expiration date 7/15/22, notional amount $3,042,000	507	18,252
†CommScope Holding Strike price $6, expiration date 7/15/22, notional amount $34,800	58	1,740
ConocoPhillips Strike price $90, expiration date 8/19/22, notional amount $1,962,000	218	158,050
ConocoPhillips Strike price $90, expiration date 1/20/23, notional amount $936,000	104	135,200
Consumer Staples Select Sector SPDR Fund Strike price $68, expiration date 7/15/22, notional amount $15,048,400	2,213	48,686
Consumer Staples Select Sector SPDR Fund Strike price $73, expiration date 9/16/22, notional amount $12,928,300	1,771	535,728
Dollar Tree Strike price $145, expiration date 9/16/22, notional amount $3,886,000	268	186,260
Energy Select Sector SPDR Fund Strike price $65, expiration date 1/20/23, notional amount $1,683,500	259	150,220
EQT Strike price $35, expiration date 1/20/23, notional amount $906,500	259	180,005
Exxon Mobil Strike price $80, expiration date 1/20/23, notional amount $936,000	117	86,580
Exxon Mobil Strike price $100, expiration date 9/16/22, notional amount $1,370,000	137	221,940
FedEx Strike price $210, expiration date 8/19/22, notional amount $3,528,000	168	110,040
Ford Motor Strike price $8, expiration date 12/16/22, notional amount $74,400	93	3,627
Ford Motor Strike price $10, expiration date 7/15/22, notional amount $65,000	65	715
Ford Motor Strike price $10, expiration date 9/16/22, notional amount $21,000	21	1,260

LVIP BlackRock Global Allocation Fund–29

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
Invesco Senior Loan ETF Strike price $19, expiration date 9/16/22, notional amount $182,400	96	$ 2,976
Invesco Senior Loan ETF Strike price $20, expiration date 7/15/22, notional amount $58,000	29	580
iShares China Large-Cap ETF Strike price $32, expiration date 7/15/22, notional amount $5,216,000	1,630	58,680
iShares iBoxx $ Investment Grade Corporate Bond ETF Strike price $108, expiration date 8/19/22, notional amount $3,121,200	289	39,015
iShares iBoxx $ Investment Grade Corporate Bond ETF Strike price $109, expiration date 7/15/22, notional amount $7,967,900	731	51,170
iShares iBoxx High Yield Corporate Bond ETF Strike price $72, expiration date 7/15/22, notional amount $748,800	104	6,344
iShares iBoxx High Yield Corporate Bond ETF Strike price $73, expiration date 7/15/22, notional amount $102,200	14	1,316
iShares MSCI EAFE ETF Strike price $51, expiration date 8/19/22, notional amount $663,000	130	62,400
iShares Russell 2000 ETF Strike price $150, expiration date 7/15/22, notional amount $1,050,000	70	2,660
iShares Russell 2000 ETF Strike price $165, expiration date 7/15/22, notional amount $2,128,500	129	35,088
iShares Russell 2000 ETF Strike price $166, expiration date 7/1/22, notional amount $2,456,800	148	5,920
iShares Russell 2000 ETF Strike price $175, expiration date 7/15/22, notional amount $7,577,500	433	331,245
Micron Technology Strike price $67.5, expiration date 7/15/22, notional amount $951,750	141	174,417
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
Netflix Strike price $150, expiration date 7/15/22, notional amount $600,000	40	$ 5,520
Pioneer Natural Resources Strike price $210, expiration date 1/20/23, notional amount $945,000	45	126,900
Pitney Bowes, Inc. Strike price $4, expiration date 7/15/22, notional amount $6,400	16	720
Procter & Gamble Strike price $130, expiration date 7/15/22, notional amount $1,391,000	107	2,996
Procter & Gamble Strike price $135, expiration date 8/19/22, notional amount $2,754,000	204	55,080
Rio Tinto PLC Strike price GBP52, expiration date 8/19/22, notional amount GBP1,248,624	23	179,398
Sabre Strike price $5, expiration date 8/19/22, notional amount $25,000	50	1,950
Sabre Strike price $5, expiration date 10/21/22, notional amount $15,000	30	1,830
†Sabre Strike price $6, expiration date 10/21/22, notional amount $2,400	4	460
Seagate Technology Holdings PLC Strike price $60, expiration date 7/15/22, notional amount $348,000	58	1,682
Sherwin-Williams Strike price $240, expiration date 9/16/22, notional amount $648,000	27	60,075
SPDR EURO STOXX 50 ETF Strike price $32, expiration date 7/15/22, notional amount $316,800	99	2,475
SPDR S&P 500 ETF Trust Strike price $350, expiration date 12/16/22, notional amount $13,755,000	393	620,547
SPDR S&P 500 ETF Trust Strike price $360, expiration date 7/15/22, notional amount $1,872,000	52	14,137

LVIP BlackRock Global Allocation Fund–30

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
U.S. Treasury 10 yr Notes Strike price $115, expiration date 8/26/22, notional amount $29,440,000	256	$ 112,000
United States Steel Strike price $17, expiration date 7/15/22, notional amount $79,900	47	2,820
Valero Energy Strike price $105, expiration date 1/20/23, notional amount $955,500	91	141,050
VanEck Semiconductor ETF Strike price $180, expiration date 7/15/22, notional amount $810,000	45	4,455
VanEck Semiconductor ETF Strike price $185, expiration date 7/15/22, notional amount $832,500	45	5,985
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
Xerox Holdings Strike price $13, expiration date 8/19/22, notional amount $93,600	72	$ 3,060
		4,571,658
Call Options–0.00%
†Invesco DB Agriculture Fund Strike price $23, expiration date 7/15/22, notional amount $420,900	183	183
		6,765,853
Total Options Purchased (Cost $11,495,538)		7,753,333

TOTAL INVESTMENTS–99.31% (Cost $2,199,923,722)	2,145,674,443

	Number of Shares	Value (U.S. $)
COMMON STOCK SOLD SHORT–(0.03)%
United States–(0.03)%
J M Smucker Co.	(5,376)	$ (688,182)
Total Common Stock Sold Short (Proceeds $638,737)		(688,182)

Notional Amount
OPTIONS WRITTEN–(0.60)%
Over-The-Counter–(0.29)%

Call Swaptions–(0.00)%
1 yr Constant Maturity Swap Receive 0.60% Strike price $0.6, expiration date 3/16/23, notional amount $(49,025,906) MSC	(49,025,906)	(6,710)
1 yr Constant Maturity Swap Receive 0.40% Strike price $0.4, expiration date 3/16/23, notional amount $(49,025,906) MSC	(49,025,906)	(5,301)
2 yr Constant Maturity Swap Receive 1.40% Strike price $1.4, expiration date 2/15/23, notional amount $(18,934,926) MSC	(18,934,926)	(18,964)
CDX.NA.HY.S38 Strike price $1.03, expiration date 9/21/22, notional amount $(4,009,091) JPMC	(4,009,091)	(4,244)
		(35,219)
Put Swaptions–(0.23)%
2 yr Constant Maturity Swap Receive 2.70% Strike price $2.7, expiration date 2/15/23, notional amount $(18,934,926) MSC	(18,934,926)	(223,479)
1 yr Constant Maturity Swap Receive 2.60% Strike price $2.6, expiration date 2/15/23, notional amount $(18,934,926) MSC	(18,934,926)	(244,853)
2 yr Constant Maturity Swap Receive 3.27% Strike price $3.27, expiration date 3/23/23, notional amount $(13,751,549) GSI	(13,751,549)	(248,119)
2 yr Constant Maturity Swap Receive 3.28% Strike price $3.28, expiration date 3/24/23, notional amount $(4,448,263) GSI	(4,448,263)	(79,357)
LVIP BlackRock Global Allocation Fund–31

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Notional Amount	Value (U.S. $)
Put Swaptions (continued)
1 yr Constant Maturity Swap Receive 3.22% Strike price $3.22, expiration date 4/3/23, notional amount $(36,130,761) GSI	(36,130,761)	$ (168,229)
5 yr Constant Maturity Swap Receive 2.91% Strike price $2.91, expiration date 10/4/22, notional amount $(9,160,558) MSC	(9,160,558)	(105,562)
10 yr Constant Maturity Swap Receive 3.40% Strike price $3.4, expiration date 4/6/23, notional amount $(4,582,497) MSC	(4,582,497)	(71,917)
10 yr Constant Maturity Swap Receive 3.45% Strike price $3.45, expiration date 4/18/23, notional amount $(4,499,345) MSC	(4,499,345)	(68,126)
10 yr Constant Maturity Swap Receive 3.75% Strike price $3.75, expiration date 5/5/23, notional amount $(4,355,184) CITI	(4,355,184)	(46,985)
10 yr Constant Maturity Swap Receive 3.57% Strike price $3.57, expiration date 5/11/23, notional amount $(8,258,248) GSI	(8,258,248)	(113,155)
10 yr Constant Maturity Swap Receive 3.20% Strike price $3.2, expiration date 8/12/22, notional amount $(2,177,592) GSI	(2,177,592)	(8,990)
10 yr Constant Maturity Swap Receive 3.23% Strike price $3.23, expiration date 8/17/22, notional amount $(4,160,055) CITI	(4,160,055)	(17,744)
10 yr Constant Maturity Swap Receive 3.20% Strike price $3.2, expiration date 11/23/22, notional amount $(4,077,691) GSI	(4,077,691)	(55,269)
10 yr Constant Maturity Swap Receive 3.10% Strike price $3.1, expiration date 8/24/22, notional amount $(8,525,937) MSC	(8,525,937)	(64,304)
10 yr Constant Maturity Swap Receive 3.00% Strike price $6, expiration date 8/31/22, notional amount $(8,786,709) MSC	(8,786,709)	(97,512)
10 yr Constant Maturity Swap Receive 3.35% Strike price $3.35, expiration date 12/8/22, notional amount $(25,356,200) MSC	(25,356,200)	(283,357)
10 yr Constant Maturity Swap Receive 3.20% Strike price $3.2, expiration date 8/12/22, notional amount $(4,064,919) DB	(4,064,919)	(16,782)
10 yr Constant Maturity Swap Receive 3.28% Strike price $3.28, expiration date 3/24/23, notional amount $(8,225,612) DB	(8,225,612)	(146,744)
10 yr Constant Maturity Swap Receive 3.57% Strike price $3.57, expiration date 5/11/23, notional amount $(15,460,278) DB	(15,460,278)	(211,837)
10 yr Constant Maturity Swap Receive 3.27% Strike price $3.27, expiration date 3/23/23, notional amount $(25,380,909) DB	(25,380,909)	(457,947)
10 yr Constant Maturity Swap Receive 3.75% Strike price $3.75, expiration date 5/5/23, notional amount $(8,129,839) BOA	(8,129,839)	(87,707)
10 yr Constant Maturity Swap Receive 3.23% Strike price $3.23, expiration date 8/17/22, notional amount $(7,798,615) BOA	(7,798,615)	(33,264)
CDX.NA.HY.38.V2 Strike price $0.9, expiration date 7/20/22, notional amount $(1,260,000) DB	(1,260,000)	(1,313)
10 yr Constant Maturity Swap Receive 3.20% Strike price $3.2, expiration date 11/23/22, notional amount $(7,659,061) DB	(7,659,061)	(103,811)
10 yr Constant Maturity Swap Receive 3.45% Strike price $3.45, expiration date 4/18/23, notional amount $(8,313,198) CITI	(8,313,198)	(125,872)
10 yr Constant Maturity Swap Receive 3.40% Strike price $3.4, expiration date 4/6/23, notional amount $(8,445,324) CITI	(8,445,324)	(132,540)
2 yr Constant Maturity Swap Receive 2.60% Strike price $2.6, expiration date 2/15/23, notional amount $(34,105,184) CITI	(34,105,184)	(441,025)
10 yr Constant Maturity Swap Receive 3.00% Strike price $6, expiration date 8/31/22, notional amount $(16,451,885) CITI	(16,451,885)	(182,577)
5 yr Constant Maturity Swap Receive 2.91% Strike price $2.91, expiration date 10/4/22, notional amount $(16,893,782) CITI	(16,893,782)	(194,676)
2 yr Constant Maturity Swap Receive 2.70% Strike price $2.7, expiration date 2/15/23, notional amount $(34,105,184) CITI	(34,105,184)	(402,526)
10 yr Constant Maturity Swap Receive 3.10% Strike price $3.1, expiration date 8/24/22, notional amount $(16,008,096) CITI	(16,008,096)	(120,736)
CDX.NA.HY.38.V2 Strike price $0.88, expiration date 7/20/22, notional amount $(1,070,000) GSI	(1,070,000)	(512)
CDX.NA.HY.38.V2 Strike price $0.89, expiration date 7/20/22, notional amount $(1,300,000) CITI	(1,300,000)	(1,023)
LVIP BlackRock Global Allocation Fund–32

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Notional Amount	Value (U.S. $)
Put Swaptions (continued)
10 yr Constant Maturity Swap Receive 3.67% Strike price $3.67, expiration date 6/23/23, notional amount $(12,447,423) CITI	(12,447,423)	$ (164,700)
10 yr Constant Maturity Swap Receive 3.45% Strike price $3.45, expiration date 9/23/22, notional amount $(18,671,135) CITI	(18,671,135)	(88,250)
		(4,810,800)

	Number of Contracts
Put Options–(0.06)%
BHP Group Ltd. Strike price GBP22, expiration date 8/19/22, notional amount GBP(506,000) CSI	(23)	(26,668)
EUR vs CHF Strike price CHF0.97, expiration date 7/29/22, notional amount CHF(11,873,541) JPMC	(12,240,764)	(21,666)
EUR vs CHF Strike price CHF1, expiration date 7/21/22, notional amount CHF(12,240,764) JPMC	(12,240,764)	(95,990)
EUR vs USD Strike price EUR1, expiration date 8/12/22, notional amount EUR(17,040,375) MSC	(17,040,375)	(39,429)
EUR vs USD Strike price EUR0.995, expiration date 8/12/22, notional amount EUR(16,955,173) MSC	(17,040,375)	(43,358)
EUR vs USD Strike price EUR1.005, expiration date 7/11/22, notional amount EUR(15,288,993) BOA	(15,212,928)	(4,336)
Fiat Spa Strike price EUR160, expiration date 9/16/22, notional amount EUR(1,198,880) JPM	(7,493)	(153,527)
Pioneer Natural Resources Strike price $230, expiration date 9/16/22, notional amount $(5,962,060) MSC	(25,922)	(708,606)
S&P 500 Index Strike price $3,700, expiration date 9/16/22, notional amount $(4,140,300) CITI	(1,119)	(158,806)
USD vs JPY Strike price JPY125, expiration date 9/08/22, notional amount JPY(1,877,574,500) RBC	(15,020,596)	(61,705)
		(1,314,091)
Call Options–(0.00)%
Fiat Spa Strike price EUR225, expiration date 9/16/22, notional amount EUR(1,685,925) JPM	(7,493)	(236)
Pioneer Natural Resources Strike price $320, expiration date 9/16/22, notional amount $(8,295,040) MSC	(25,922)	(36,224)
USD vs CNH Strike price CNH6.9, expiration date 7/21/22, notional amount CNH(67,569,016) JPMC	(9,792,611)	(2,830)
		(39,290)
		(6,199,400)
Centrally Cleared–(0.31)%
Put Options–(0.26)%
Abbott Laboratories Strike price $105, expiration date 1/20/23, notional amount $(1,134,000)	(108)	(79,920)
Adobe Strike price $400, expiration date 1/20/23, notional amount $(800,000)	(20)	(120,800)
Albemarle Strike price $180, expiration date 9/16/22, notional amount $(1,818,000)	(101)	(99,990)
Alcoa Strike price $45, expiration date 7/15/22, notional amount $(504,000)	(112)	(25,984)
Alcoa Strike price $70, expiration date 7/15/22, notional amount $(1,512,000)	(216)	(523,800)
Alibaba Group Holding Strike price $70, expiration date 7/15/22, notional amount $(2,156,000)	(308)	(1,540)
Align Technology Strike price $230, expiration date 1/20/23, notional amount $(644,000)	(28)	(100,380)
Alphabet Strike price $80, expiration date 1/20/23, notional amount $(96,000)	(12)	(53,304)
Alphabet Strike price $1,800, expiration date 7/15/22, notional amount $(1,980,000)	(11)	(3,520)
Alphabet Strike price $95, expiration date 8/19/22, notional amount $(180,500)	(19)	(72,010)
Alphabet Strike price $2,000, expiration date 7/15/22, notional amount $(800,000)	(4)	(7,240)
Alphabet Strike price $100, expiration date 1/20/23, notional amount $(90,000)	(9)	(125,298)
Alphabet Strike price $2,100, expiration date 7/15/22, notional amount $(1,260,000)	(6)	(21,600)
Amazon.com Strike price $80, expiration date 1/20/23, notional amount $(640,000)	(80)	(30,800)
Amazon.com Strike price $85, expiration date 9/16/22, notional amount $(680,000)	(80)	(20,720)
Amazon.com Strike price $90, expiration date 8/19/22, notional amount $(1,260,000)	(140)	(37,940)
Amazon.com Strike price $95, expiration date 8/19/22, notional amount $(760,000)	(80)	(30,400)
Anglo American PLC Strike price GBP28.69, expiration date 8/19/22, notional amount GBP(1,447,984)	(49)	(150,828)
Apple Strike price $100, expiration date 1/20/23, notional amount $(1,830,000)	(183)	(56,730)
Apple Strike price $115, expiration date 8/19/22, notional amount $(9,280,500)	(807)	(146,067)
Apple Strike price $120, expiration date 8/19/22, notional amount $(2,424,000)	(202)	(52,318)
Apple Strike price $125, expiration date 7/15/22, notional amount $(1,300,000)	(104)	(8,736)
BHP Group Ltd. Strike price GBP19.6, expiration date 8/19/22, notional amount GBP(945,622)	(43)	(22,905)
Booking Holdings Strike price $2,000, expiration date 1/20/23, notional amount $(1,200,000)	(6)	(220,920)
LVIP BlackRock Global Allocation Fund–33

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
Cie Financiere Richemont SA Strike price CHF100, expiration date 7/15/22, notional amount CHF(1,150,000)	(115)	$ (40,295)
Coca-Cola Strike price $52.5, expiration date 7/15/22, notional amount $(3,328,500)	(634)	(4,438)
Coca-Cola Strike price $55, expiration date 7/15/22, notional amount $(2,788,500)	(507)	(5,070)
ConocoPhillips Strike price $75, expiration date 8/19/22, notional amount $(577,500)	(77)	(16,786)
Consumer Staples Select Sector SPDR Fund Strike price $63, expiration date 7/15/22, notional amount $(4,857,300)	(771)	(3,084)
Consumer Staples Select Sector SPDR Fund Strike price $66, expiration date 9/16/22, notional amount $(11,688,600)	(1,771)	(170,016)
Crowdstrike Holdings Strike price $110, expiration date 9/16/22, notional amount $(352,000)	(32)	(9,760)
CSX Strike price $30, expiration date 8/19/22, notional amount $(1,293,000)	(431)	(77,580)
Dollar Tree Strike price $125, expiration date 9/16/22, notional amount $(3,350,000)	(268)	(72,360)
Dynatrace Strike price $35, expiration date 11/18/22, notional amount $(420,000)	(120)	(40,200)
Dynatrace Strike price $35, expiration date 1/20/23, notional amount $(420,000)	(120)	(48,000)
Eli Lilly & Co. Strike price $260, expiration date 8/19/22, notional amount $(1,950,000)	(75)	(13,500)
Eli Lilly & Co. Strike price $260, expiration date 10/21/22, notional amount $(676,000)	(26)	(13,065)
Eli Lilly & Co. Strike price $260, expiration date 1/20/23, notional amount $(1,014,000)	(39)	(37,537)
Eli Lilly & Co. Strike price $280, expiration date 1/20/23, notional amount $(1,064,000)	(38)	(53,865)
Energy Select Sector SPDR Fund Strike price $75, expiration date 9/16/22, notional amount $(945,000)	(126)	(92,610)
Exxon Mobil Strike price $90, expiration date 9/16/22, notional amount $(1,233,000)	(137)	(128,780)
FedEx Strike price $180, expiration date 8/19/22, notional amount $(3,024,000)	(168)	(29,232)
Fortinet Strike price $42, expiration date 9/16/22, notional amount $(71,400)	(17)	(1,615)
Freeport-McMoRan Strike price $32, expiration date 7/15/22, notional amount $(934,400)	(292)	(96,360)
Generac Holdings Strike price $200, expiration date 11/18/22, notional amount $(1,020,000)	(51)	(129,030)
Generac Holdings Strike price $220, expiration date 8/19/22, notional amount $(836,000)	(38)	(97,660)
General Motors Strike price $30, expiration date 9/16/22, notional amount $(708,000)	(236)	(47,672)
General Motors Strike price $32, expiration date 9/16/22, notional amount $(1,456,000)	(455)	(136,500)
Halliburton Strike price $30, expiration date 8/19/22, notional amount $(870,000)	(290)	(60,320)
Home Depot Strike price $250, expiration date 8/19/22, notional amount $(1,275,000)	(51)	(30,600)
Humana Strike price $390, expiration date 1/20/23, notional amount $(702,000)	(18)	(29,790)
Intuit Strike price $370, expiration date 1/20/23, notional amount $(740,000)	(20)	(79,400)
Invesco DB Agriculture Fund Strike price $19, expiration date 10/21/22, notional amount $(640,300)	(337)	(13,480)
Invesco DB Agriculture Fund Strike price $20, expiration date 7/15/22, notional amount $(182,000)	(91)	(910)
Invesco QQQ Trust Series 1 Strike price $260, expiration date 7/15/22, notional amount $(2,028,000)	(78)	(15,522)
Invesco QQQ Trust Series 1 Strike price $265, expiration date 7/15/22, notional amount $(3,127,000)	(118)	(33,630)
iShares China Large-Cap ETF Strike price $29, expiration date 7/15/22, notional amount $(4,727,000)	(1,630)	(11,410)
iShares iBoxx $ Investment Grade Corporate Bond ETF Strike price $103, expiration date 8/19/22, notional amount $(2,976,700)	(289)	(12,861)
iShares iBoxx $ Investment Grade Corporate Bond ETF Strike price $105, expiration date 7/15/22, notional amount $(2,667,000)	(254)	(2,540)
iShares iBoxx High Yield Corporate Bond ETF Strike price $67, expiration date 7/15/22, notional amount $(790,600)	(118)	(1,062)
iShares iBoxx High Yield Corporate Bond ETF Strike price $72, expiration date 8/19/22, notional amount $(3,592,800)	(499)	(72,355)
iShares iBoxx High Yield Corporate Bond ETF Strike price $77, expiration date 7/15/22, notional amount $(2,040,500)	(265)	(99,375)
iShares Russell 2000 ETF Strike price $130, expiration date 7/15/22, notional amount $(910,000)	(70)	(420)
iShares Russell 2000 ETF Strike price $145, expiration date 7/15/22, notional amount $(232,000)	(16)	(336)
iShares Russell 2000 ETF Strike price $161, expiration date 7/01/22, notional amount $(2,382,800)	(148)	(148)
Mercedes-Benz Group AG Strike price EUR60, expiration date 8/19/22, notional amount EUR(1,218,000)	(203)	(128,172)
Micron Technology Strike price $60, expiration date 7/15/22, notional amount $(1,686,000)	(281)	(171,129)
Microsoft Strike price $200, expiration date 1/20/23, notional amount $(2,020,000)	(101)	(60,297)
Microsoft Strike price $215, expiration date 8/19/22, notional amount $(2,451,000)	(114)	(29,868)
Microsoft Strike price $220, expiration date 8/19/22, notional amount $(880,000)	(40)	(13,200)
Netflix Strike price $125, expiration date 7/15/22, notional amount $(500,000)	(40)	(720)
LVIP BlackRock Global Allocation Fund–34

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
NIKE Strike price $95, expiration date 7/15/22, notional amount $(893,000)	(94)	$ (9,494)
NIKE Strike price $110, expiration date 1/20/23, notional amount $(1,111,000)	(101)	(150,490)
Northrop Grumman Strike price $400, expiration date 8/19/22, notional amount $(1,480,000)	(37)	(11,729)
Okta Strike price $55, expiration date 9/16/22, notional amount $(302,500)	(55)	(9,625)
Otis Worldwide Strike price $65, expiration date 1/20/23, notional amount $(819,000)	(126)	(48,510)
Palo Alto Networks Strike price $350, expiration date 9/16/22, notional amount $(385,000)	(11)	(6,050)
Pandora AS Strike price DKK550, expiration date 9/16/22, notional amount DKK(2,970,000)	(54)	(87,305)
Procter & Gamble Strike price $115, expiration date 7/15/22, notional amount $(1,230,500)	(107)	(642)
Procter & Gamble Strike price $120, expiration date 8/19/22, notional amount $(2,448,000)	(204)	(14,280)
Raymond James Financial Strike price $85, expiration date 7/15/22, notional amount $(935,000)	(110)	(14,025)
Rio Tinto PLC Strike price GBP46.01, expiration date 8/19/22, notional amount GBP(1,104,792)	(23)	(74,901)
Salesforce Strike price $160, expiration date 1/20/23, notional amount $(2,112,000)	(132)	(228,360)
SAP SE Strike price $80, expiration date 12/16/22, notional amount $(624,000)	(78)	(30,420)
ServiceNow Strike price $450, expiration date 1/20/23, notional amount $(1,035,000)	(23)	(120,704)
Sociedad Quimica y Minera de Chile S.A. Strike price $60, expiration date 7/15/22, notional amount $(132,000)	(22)	(440)
SPDR S&P 500 ETF Trust Strike price $310, expiration date 12/16/22, notional amount $(18,290,000)	(590)	(442,500)
SPDR S&P 500 ETF Trust Strike price $345, expiration date 7/15/22, notional amount $(1,794,000)	(52)	(5,052)
Splunk Strike price $75, expiration date 9/16/22, notional amount $(345,000)	(46)	(20,010)
U.S. Treasury 10 yr Notes Strike price $113, expiration date 8/26/22, notional amount $(57,856,000)	(512)	(96,000)
VanEck Semiconductor ETF Strike price $160, expiration date 7/15/22, notional amount $(720,000)	(45)	(900)
VanEck Semiconductor ETF Strike price $165, expiration date 7/15/22, notional amount $(742,500)	(45)	(1,463)
XPO Logistics Strike price $45, expiration date 1/20/23, notional amount $(378,000)	(84)	(46,620)
Zscaler Strike price $100, expiration date 9/16/22, notional amount $(350,000)	(35)	(13,650)
		(5,679,480)
Call Options–(0.05)%
AbbVie Strike price $165, expiration date 1/20/23, notional amount $(1,881,000)	(114)	(77,976)
Alcoa Strike price $70, expiration date 7/15/22, notional amount $(784,000)	(112)	(336)
Alphabet Strike price $125, expiration date 8/19/22, notional amount $(137,500)	(11)	(34,650)
Amazon.com Strike price $125, expiration date 8/19/22, notional amount $(1,912,500)	(153)	(28,305)
American Tower Strike price $280, expiration date 8/19/22, notional amount $(1,232,000)	(44)	(14,520)
Anglo American PLC Strike price GBP41, expiration date 8/19/22, notional amount GBP(1,055,750)	(25)	(1,567)
Applied Materials Strike price $105, expiration date 8/19/22, notional amount $(451,500)	(43)	(8,514)
Archer-Daniels-Midland Strike price $80, expiration date 8/19/22, notional amount $(624,000)	(78)	(22,230)
Bank of America Strike price $35, expiration date 8/19/22, notional amount $(1,284,500)	(367)	(14,313)
BHP Group Ltd. Strike price GBP28.51, expiration date 8/19/22, notional amount GBP(671,753)	(21)	(3,514)
BHP Group Ltd. Strike price GBP32, expiration date 8/19/22, notional amount GBP(384,000)	(12)	(1,753)
Boston Scientific Strike price $42, expiration date 8/19/22, notional amount $(1,041,600)	(248)	(11,408)
CF Industries Holdings Strike price $95, expiration date 8/19/22, notional amount $(912,000)	(96)	(35,040)
Comcast Strike price $42.5, expiration date 8/19/22, notional amount $(595,000)	(140)	(7,980)
ConocoPhillips Strike price $105, expiration date 8/19/22, notional amount $(1,953,000)	(186)	(31,434)
ConocoPhillips Strike price $120, expiration date 8/19/22, notional amount $(7,872,000)	(656)	(25,584)
ConocoPhillips Strike price $125, expiration date 1/20/23, notional amount $(1,300,000)	(104)	(30,160)
Costco Wholesale Strike price $510, expiration date 8/19/22, notional amount $(918,000)	(18)	(17,172)
EQT Strike price $41, expiration date 8/19/22, notional amount $(1,045,500)	(255)	(34,935)
EQT Strike price $50, expiration date 1/20/23, notional amount $(1,295,000)	(259)	(58,275)
Exxon Mobil Strike price $105, expiration date 8/19/22, notional amount $(903,000)	(86)	(4,214)
Exxon Mobil Strike price $110, expiration date 1/20/23, notional amount $(1,287,000)	(117)	(28,665)
Exxon Mobil Strike price $115, expiration date 9/16/22, notional amount $(1,575,500)	(137)	(5,069)
Fortive Strike price $60, expiration date 8/19/22, notional amount $(1,032,000)	(172)	(11,610)
General Motors Strike price $52.5, expiration date 9/16/22, notional amount $(2,388,750)	(455)	(1,365)
Home Depot Strike price $300, expiration date 8/19/22, notional amount $(960,000)	(32)	(13,440)
Home Depot Strike price $325, expiration date 8/19/22, notional amount $(1,657,500)	(51)	(5,508)
LVIP BlackRock Global Allocation Fund–35

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Invesco DB Agriculture Fund Strike price $27, expiration date 7/15/22, notional amount $(494,100)	(183)	$ (915)
Invesco DB Agriculture Fund Strike price $27, expiration date 10/21/22, notional amount $(909,900)	(337)	(2,528)
Invesco QQQ Trust Series 1 Strike price $340, expiration date 7/15/22, notional amount $(11,016,000)	(324)	(1,296)
LyondellBasell Industries NV Strike price $124.8, expiration date 1/20/23, notional amount $(1,934,400)	(155)	(10,075)
Mastercard Strike price $350, expiration date 8/19/22, notional amount $(1,470,000)	(42)	(21,630)
Merck & Co. Strike price $100, expiration date 1/20/23, notional amount $(1,770,000)	(177)	(57,525)
Microsoft Strike price $280, expiration date 8/19/22, notional amount $(3,724,000)	(133)	(57,456)
Morgan Stanley Strike price $80, expiration date 8/19/22, notional amount $(696,000)	(87)	(19,923)
Nice Strike price $230, expiration date 8/19/22, notional amount $(874,000)	(38)	(5,320)
Pioneer Natural Resources Strike price $295, expiration date 9/16/22, notional amount $(3,392,500)	(115)	(45,137)
Pioneer Natural Resources Strike price $300, expiration date 1/20/23, notional amount $(1,350,000)	(45)	(22,050)
Rio Tinto PLC Strike price GBP65.9, expiration date 8/19/22, notional amount GBP(756,795)	(11)	(1,608)
ServiceNow Strike price $550, expiration date 8/19/22, notional amount $(495,000)	(9)	(10,755)
Starbucks Strike price $80, expiration date 8/19/22, notional amount $(568,000)	(71)	(18,176)
TE Connectivity Ltd. Strike price $125, expiration date 8/19/22, notional amount $(712,500)	(57)	(10,972)
Thermo Fisher Scientific Strike price $580, expiration date 8/19/22, notional amount $(812,000)	(14)	(16,100)
U.S. Treasury 10 yr Notes Strike price $120, expiration date 7/22/22, notional amount $(38,640,000)	(322)	(125,781)
United Parcel Service Strike price $190, expiration date 8/19/22, notional amount $(1,140,000)	(60)	(34,860)
Valero Energy Strike price $125, expiration date 8/19/22, notional amount $(1,262,500)	(101)	(24,846)
Valero Energy Strike price $150, expiration date 1/20/23, notional amount $(1,365,000)	(91)	(35,399)
Vulcan Materials Strike price $160, expiration date 8/19/22, notional amount $(864,000)	(54)	(11,340)
Walt Disney Strike price $105, expiration date 8/19/22, notional amount $(651,000)	(62)	(11,780)
Western Digital Strike price $85, expiration date 7/15/22, notional amount $(382,500)	(45)	(675)
		(1,075,684)
		(6,755,164)
Total Options Written (Premiums received $(12,624,934))		(12,954,564)

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.32%	28,634,239
NET ASSETS APPLICABLE TO 202,876,884 SHARES OUTSTANDING–100.00%	$2,160,665,936
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL ALLOCATION FUND STANDARD CLASS ($1,213,371,473 / 113,905,999 Shares)	$10.652
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL ALLOCATION FUND SERVICE CLASS ($947,294,463 / 88,970,885 Shares)	$10.647
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$2,185,311,095
Distributable earnings/(accumulated loss)	(24,645,159)
TOTAL NET ASSETS	$2,160,665,936

Δ Securities have been classified by country of origin.
∞ Delayed settlement. Interest rate to be determined upon settlement date.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
@ PIK. 100% of the income received was in the form of additional par.
LVIP BlackRock Global Allocation Fund–36

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
✠ All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 2 in the Notes to Consolidated Financial Statements for more information regarding unfunded loan commitments.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
✱ Units consist of 1 share of common stock and 1/5 warrant.
§ Units consist of 1 share of common stock and 1/6 warrant.
× Fully or partially pledged as collateral for derivatives.
✧✧ Units consist of 1 share of common stock and 1/3 warrant.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 4 in "Notes to Consolidated Financial Statements."
† Non-income producing.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2022.
[1] Units consist of 1 share of common stock and 1 warrant.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2022, the aggregate value of restricted securities was $65,510,144, which represented 3.03% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
10x Future Technologies Holdng	6/6/2022	$ 966,416	$ 628,242
Breeze Aviation Group, Inc. Series B	6/6/2022	814,265	717,322
Bytedance Ltd. Series E	6/6/2022	3,933,653	3,933,653
Caresyntax, Inc.	6/6/2022	240,886	175,239
CML ST Regis Aspen	6/6/2022	1,184,075	1,179,206
CML Trigrams	6/6/2022	4,962,873	4,935,978
Cypher Bidco	6/6/2022	1,511,476	1,443,546
Databricks, Inc. Series F	6/6/2022	3,699,435	3,444,322
Databricks, Inc. Series G	6/6/2022	1,010,938	941,224
Dream Finders Homes, Inc.	6/6/2022	2,327,696	2,267,471
Epic Games, Inc.	6/6/2022	2,952,750	2,952,750
Exo Imaging, Inc. Series C	6/6/2022	407,022	404,951
Fanatics Holdings, Inc.	6/6/2022	2,573,239	2,292,550
Farmers Business Network, Inc. Series F	6/6/2022	1,092,852	1,005,416
Farmers Business Network, Inc. Series G	6/6/2022	165,273	152,050
Freed Co. Ltd.	6/6/2022	1,059,400	1,053,780
Galaxy Universal LLC	6/6/2022	1,334,103	1,326,937
GM Cruise Holdings LLC Class G	6/6/2022	542,495	519,416
LVIP BlackRock Global Allocation Fund–37

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Restricted Securities (continued)
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
Grand Rounds, Inc.	4/29/2019	$ 1,804,027	$ 1,418,016
Green Plains Operating Co. LLC	6/6/2022	995,398	982,790
Jawbone, Inc.	4/29/2019	0	0
Jumpcloud, Inc. Series E-1	6/6/2022	2,531,915	2,477,835
Jumpcloud, Inc. Series F	6/6/2022	166,530	162,973
Lesson Nine GmbH Series B	6/6/2022	514,311	492,207
Loadsmart, Inc. Series C	6/6/2022	1,759,432	1,758,469
Loadsmart, Inc. Series D	6/6/2022	155,855	155,770
Lookout, Inc.	4/29/2019	153,118	213,440
Lookout, Inc. Series F	4/29/2019	2,322,271	2,493,541
LUKOIL PJSC	10/31/2018	11,802	0
Luxembourg Life Fund	6/6/2022	1,236,510	1,234,522
Luxembourg Life Fund	6/6/2022	1,065,291	1,057,128
Magnit PJSC GDR	6/14/2019	9,626	0
MCM Trust Series 2006-4	6/6/2022	278,902	277,826
Mercia A-1	6/6/2022	1,777,721	1,731,493
Mercia A-2	6/6/2022	861,748	839,339
Mercia B-1	6/6/2022	100,093	97,490
MMC Norilsk Nickel PJSC	10/31/2018	8,399	0
Mntn Digital Series D	6/6/2022	377,132	301,914
Mythic AL, Inc. Series C	6/6/2022	391,278	353,589
Neon Pagamentos SA	6/6/2022	1,403,856	1,279,339
Noodle Partners, Inc. Series C	6/6/2022	424,113	400,513
Novatek PJSC GDR	2/17/2021	6,327	0
Oafit A Note Upsize	6/6/2022	465,611	444,005
Oafit A Note Upsize	6/6/2022	87,317	83,452
Oceana Australian Fixed Income Trust	6/6/2022	323,369	309,030
Oceana Australian Fixed Income Trust	6/6/2022	620,707	591,876
OpenDoor	6/6/2022	3,860,747	3,767,434
OVG Business Services LLC	6/6/2022	1,127,931	1,093,858
Profrac Services LLC	6/6/2022	383,365	383,194
PsiQuantum Corp. Series D	6/6/2022	379,300	377,675
Quintis Australia Pty. Ltd.	4/29/2019	967,514	242,913
Relativity Space, Inc. Series E	6/6/2022	555,650	504,526
Salt Pay Co. Ltd.	6/6/2022	465,535	391,331
SambaNova Systems, Inc. Series C	6/6/2022	1,364,826	1,278,819
SambaNova Systems, Inc. Series D	6/6/2022	434,237	406,873
Sheraton Austin	6/6/2022	1,328,692	1,321,989
Snorkel AI, Inc.	6/6/2022	41,487	42,647
Snorkel AI, Inc. Series C	6/6/2022	148,614	152,769
Sonder Corp.	6/6/2022	1,174,469	1,153,875
Starwood Property Trust, Inc.	6/6/2022	1,389,446	1,389,269
TVC DSCR 21-1	6/6/2022	578,422	596,202
Ursa Major Technologies, Inc.	6/6/2022	470,678	523,204
Verge Genomics Series B	6/6/2022	513,271	512,190
Vita Global FinCo Ltd.	6/6/2022	681,468	660,185
Vita Global FinCo Ltd.	6/6/2022	476,673	460,124
Volta	6/6/2022	174,273	137,387
Zero Mass Water Series C-1	6/6/2022	1,583,070	1,583,070
Total		$68,731,174	$65,510,144
LVIP BlackRock Global Allocation Fund–38

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
★ Includes $9,859,000 cash collateral held at broker for futures contracts, $195,000 cash collateral pledged to brokers for certain open bilateral derivatives, $6,668,000 cash collateral pledged to brokers for centrally cleared swap contracts, $35,172 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $1,437,645 variation margin due from broker on futures contracts, $3,123,445 payable for securities purchased, $387,169 payable for fund shares redeemed, $847,991 variation margin due to brokers on centrally cleared interest rate swap contracts, $2,065,325 other accrued expenses payable and $1,229,357 due to manager and affiliates as of June 30, 2022.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2022:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	AUD	10,308,691	USD	(7,225,001)	8/18/22	$ —	$ (106,487)
BCLY	CNH	(14,378,720)	USD	2,244,514	7/21/22	96,612	—
BCLY	EUR	(3,073,509)	USD	3,243,604	9/21/22	3,512	—
BCLY	JPY	(1,887,795,180)	USD	14,046,920	9/15/22	57,871	—
BCLY	PLN	1,678,975	USD	(385,990)	9/15/22	—	(15,345)
BNP	AUD	4,359,374	USD	(3,136,352)	7/21/22	—	(126,852)
BNP	AUD	22,696,440	USD	(16,334,855)	8/18/22	—	(662,164)
BNP	BRL	(16,338,677)	USD	3,324,856	9/2/22	260,753	—
BNP	CAD	10,085,669	USD	(8,018,615)	7/21/22	—	(183,337)
BNP	CHF	20,329,518	USD	(21,024,156)	8/18/22	342,854	—
BNP	CHF	(6,087,124)	USD	6,291,847	8/18/22	—	(105,926)
BNP	CNH	(63,851,447)	USD	9,581,622	7/21/22	43,456	—
BNP	DKK	7,714,480	USD	(1,115,210)	9/15/22	—	(22,097)
BNP	EUR	(9,067,731)	USD	9,699,244	7/21/22	183,306	—
BNP	EUR	6,579,236	USD	(7,061,033)	8/18/22	—	(142,347)
BNP	EUR	(2,062,802)	USD	2,194,438	9/21/22	19,832	—
BNP	EUR	2,016,183	USD	(2,121,700)	9/21/22	3,760	—
BNP	GBP	5,255,697	USD	(6,592,053)	8/18/22	—	(188,373)
BNP	HKD	(49,927,197)	USD	6,371,516	7/21/22	4,181	—
BNP	HKD	(49,947,727)	USD	6,379,199	8/18/22	3,804	—
BNP	IDR	23,387,025,573	USD	(1,618,479)	7/21/22	—	(55,110)
BNP	JPY	1,279,087,787	USD	(9,699,244)	7/21/22	—	(260,000)
BNP	JPY	2,451,664,274	USD	(18,656,249)	8/18/22	—	(528,007)
BNP	JPY	(10,733,200,000)	USD	80,579,580	9/6/22	1,102,347	—
BNP	KRW	6,985,241,422	USD	(5,569,924)	8/24/22	—	(144,477)
BNP	MXN	68,544,385	USD	(3,468,702)	7/21/22	—	(73,464)
BNP	NOK	(33,011,012)	USD	3,501,683	7/21/22	148,917	—
BNP	NOK	59,331,806	USD	(6,291,847)	8/18/22	—	(261,764)
BNP	PLN	3,148,492	USD	(724,074)	9/15/22	—	(29,023)
BOA	AUD	2,358,848	USD	(1,698,058)	7/21/22	—	(69,624)
BOA	AUD	1,784,483	USD	(1,272,659)	8/18/22	—	(40,411)
BOA	CHF	(2,020,858)	USD	2,086,260	8/18/22	—	(37,730)
BOA	GBP	623,143	USD	(782,046)	8/18/22	—	(22,792)
BOA	MXN	37,061,045	USD	(1,827,648)	7/21/22	8,113	—
BOA	NOK	19,602,498	USD	(2,086,260)	8/18/22	—	(93,995)
BOA	SEK	(89,652,829)	USD	8,815,891	9/15/22	23,441	—
CITI	EUR	(4,419,630)	USD	4,616,236	9/15/22	—	(40,917)
CITI	GBP	3,851,677	USD	(4,616,236)	9/15/22	79,376	—
CITI	HKD	(26,598,231)	USD	3,394,827	8/18/22	—	(207)
CITI	IDR	12,660,177,328	USD	(871,973)	7/21/22	—	(25,669)
CITI	INR	(751,439,575)	USD	9,534,825	9/15/22	86,261	—
CITI	SEK	33,011,215	USD	(3,245,653)	9/15/22	—	(8,171)
DB	AUD	9,971,575	USD	(6,869,063)	9/15/22	18,276	—
DB	CAD	5,641,430	USD	(4,362,522)	9/15/22	20,833	—
DB	EUR	3,503,584	USD	(3,711,609)	8/18/22	—	(27,261)
DB	EUR	(5,337,237)	USD	5,610,500	9/15/22	—	(13,575)
DB	EUR	369,317	USD	(386,939)	9/15/22	2,227	—
DB	GBP	2,780,395	USD	(3,444,902)	8/18/22	—	(57,196)
DB	JPY	(3,359,600,000)	USD	26,001,680	8/22/22	1,152,191	—
DB	NZD	1,998,096	USD	(1,242,011)	9/15/22	4,799	—
GSI	BRL	39,377,480	USD	(7,814,077)	9/15/22	—	(454,351)
LVIP BlackRock Global Allocation Fund–39

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
HSBC	BRL	(8,702,783)	USD	1,757,570	9/2/22	$ 125,478	$ —
HSBC	CAD	5,453,188	USD	(4,322,027)	7/21/22	—	(85,596)
HSBC	EUR	74,732,458	USD	(78,331,723)	9/15/22	417,064	—
HSBC	GBP	(2,723,146)	USD	3,428,743	8/18/22	110,789	—
HSBC	HKD	(27,015,495)	USD	3,448,480	7/21/22	3,129	—
HSBC	JPY	452,406,810	USD	(3,398,085)	9/15/22	—	(45,634)
HSBC	MXN	96,082,580	USD	(4,631,790)	9/15/22	78,400	—
HSBC	ZAR	17,553,844	USD	(1,079,571)	9/15/22	—	(9,097)
JPMC	CHF	8,571,057	USD	(8,745,325)	8/18/22	263,145	—
JPMC	CHF	(1,225,972)	USD	1,237,025	8/18/22	—	(51,513)
JPMC	JPY	576,882,670	USD	(4,453,378)	8/18/22	—	(187,758)
JPMC	JPY	1,406,151,960	USD	(10,664,745)	9/21/22	—	(239,677)
JPMC	KRW	3,723,041,580	USD	(2,902,459)	8/24/22	—	(10,767)
JPMC	NOK	(17,848,619)	USD	2,028,117	7/21/22	215,321	—
JPMC	NOK	11,981,080	USD	(1,237,025)	8/18/22	—	(19,349)
MSC	CAD	12,743	USD	(9,854)	9/15/22	47	—
MSC	CNH	(20,211,687)	USD	3,151,112	7/21/22	131,878	—
MSC	CNH	24,759,923	USD	(3,654,113)	9/15/22	43,257	—
MSC	DKK	3,972,497	USD	(573,908)	9/15/22	—	(11,020)
MSC	EUR	3,951,000	USD	(4,350,851)	7/21/22	—	(204,558)
MSC	JPY	13,052,656,335	USD	(97,303,318)	9/15/22	—	(579,772)
MSC	JPY	(5,820,700,000)	USD	43,405,344	9/26/22	233,589	—
MSC	ZAR	732,105	USD	(45,039)	9/15/22	—	(393)
UBS	CHF	2,265,338	USD	(2,285,316)	8/18/22	95,631	—
UBS	EUR	(4,905,005)	USD	5,306,638	7/21/22	159,186	—
UBS	JPY	676,900,005	USD	(5,306,639)	7/21/22	—	(311,341)
UBS	JPY	729,857,989	USD	(5,653,676)	8/18/22	—	(256,917)
UBS	MXN	2,821,997	USD	(136,052)	9/15/22	2,289	—
Total Foreign Currency Exchange Contracts						$5,545,925	$(5,810,064)
LVIP BlackRock Global Allocation Fund–40

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
358	Australia 10 yr Bonds	$ 29,380,081	$ 28,950,017	9/15/22	$ 430,064	$ —
88	Euro-BOBL	11,452,752	11,283,996	9/8/22	168,756	—
131	Euro-BTP	16,902,092	16,795,437	9/8/22	106,655	—
(29)	Euro-Bund	(4,521,506)	(4,328,157)	9/8/22	—	(193,349)
(23)	Euro-Buxl	(3,942,262)	(4,051,856)	9/8/22	109,594	—
(144)	Euro-Schatz	(16,470,508)	(16,301,170)	9/8/22	—	(169,338)
(18)	Japan 10 yr Bonds (OSE)	(19,715,360)	(19,754,597)	9/12/22	39,237	—
(26)	Long Gilt	(3,607,445)	(3,638,097)	9/28/22	30,652	—
1,046	U.S. Treasury 10 yr Notes	123,983,688	123,711,764	9/21/22	271,924	—
(1,697)	U.S. Treasury 10 yr Ultra Notes	(216,155,375)	(215,298,104)	9/21/22	—	(857,271)
60	U.S. Treasury 10 yr Ultra Notes	8,317,500	8,292,596	9/21/22	24,904	—
308	U.S. Treasury 10 yr Ultra Notes	47,537,875	47,088,160	9/21/22	449,715	—
(442)	U.S. Treasury 2 yr Notes	(92,826,907)	(92,708,197)	9/30/22	—	(118,710)
2,034	U.S. Treasury 5 yr Notes	228,316,500	227,878,905	9/30/22	437,595	—
					2,069,096	(1,338,668)
Equity Contracts:
1	DAX Index	334,584	348,563	9/16/22	—	(13,979)
23	E-mini MSCI Emerging Markets Index	1,153,105	1,154,088	9/16/22	—	(983)
(99)	E-mini NASDAQ 100	(22,828,410)	(22,426,318)	9/16/22	—	(402,092)
164	E-mini Russell 2000 Index	14,005,600	14,149,856	9/16/22	—	(144,256)
(203)	E-mini S&P 500 Index	(38,463,425)	(38,299,849)	9/16/22	—	(163,576)
(52)	Euro STOXX 50 Index	(1,875,118)	(1,898,388)	9/16/22	23,270	—
42	FTSE 100 Index	3,640,726	3,634,493	9/16/22	6,233	—
4	FTSE 100 Index	444,498	456,914	9/16/22	—	(12,416)
4	S&P / TSX 60 Index	710,068	735,394	9/15/22	—	(25,326)
137	SGX Nifty 50 Index	4,307,965	4,347,744	7/28/22	—	(39,779)
(2)	SPI 200 Index	(222,985)	(225,190)	9/15/22	2,205	—
1	Yen Denominated Nikkei 225 Index	97,251	103,777	9/8/22	—	(6,526)
					31,708	(808,933)
Total Futures Contracts					$2,100,804	$(2,147,601)
Swap Contracts1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Sold
CDX.NA.HY.37- Quarterly[4]	371,181	(5.00%)	12/20/26	$(4,615)	$18,934	$—	$(23,549)
CDX.NA.HY.38- Quarterly[4]	17,036,896	(5.00%)	6/20/27	(473,991)	(322,429)	—	(151,562)
ITRAXX.XO.34- Quarterly[5]	EUR 645,344	(5.00%)	12/20/25	2,625	3,702	—	(1,077)
ITRAXX.XO.35- Quarterly[5]	EUR 1,827,000	(5.00%)	6/20/26	(16,060)	186,125	—	(202,185)
ITRAXX.XO.36- Quarterly[5]	EUR 6,618,255	(5.00%)	12/20/26	(115,904)	475,859	—	(591,763)
					362,191	—	(970,136)

LVIP BlackRock Global Allocation Fund–41

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
JPMC AVIS Budget Group 4.75 - 04/01/2028 - Quarterly	431,000	(5.00%)	12/20/26	$5,153	$(55,666)	$60,819	$—
BCLY Bombardier, Inc. 7.45 - 05/01/2034 - Quarterly	323,216	(5.00%)	6/20/23	1,514	17,687	—	(16,173)
BNP BorgWarner, Inc. 3.38 - 03/15/2025 - Quarterly	45,000	(1.00%)	6/20/27	922	661	261	—
JPMC Ford Motor Co. 4.35 - 12/08/2026 - Quarterly	60,000	(5.00%)	6/20/27	(2,188)	(5,976)	3,788	—
JPMC Ford Motor Co. 4.35 - 12/08/2026 - Quarterly	35,000	(5.00%)	6/20/27	(1,275)	(3,149)	1,873	—
JPMC Ford Motor Co. 4.35 - 12/08/2026 - Quarterly	20,000	(5.00%)	6/20/27	(729)	(1,183)	453	—
CITI Ford Motor Co. 4.35 - 12/08/2026 - Quarterly	30,000	(5.00%)	6/20/27	(1,094)	(1,456)	363	—
CITI Ford Motor Co. 4.35 - 12/08/2026 - Quarterly	165,000	(5.00%)	6/20/27	(3,885)	(4,348)	462	—
GSI Pitney Bowes, Inc. 4.63 - 03/15/2025 - Quarterly	40,000	(1.00%)	6/20/24	5,235	5,300	—	(65)
JPMC U.S. Steel Corp. 6.65 - 06/01/2037 - Quarterly	29,900	(5.00%)	6/20/27	2,868	(2,060)	4,928	—
JPMC U.S. Steel Corp. 6.65 - 06/01/2037 - Quarterly	30,100	(5.00%)	6/20/27	2,172	(2,030)	4,202	—
					(52,220)	77,149	(16,238)
Total CDS Contracts					$309,971	$77,149	$(986,374)
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
10 yr IRS-(Annual/Semiannual)	EUR 3,655,837	0.02%	(0.26%) [6]	8/26/31	$671,619	$68	$671,551	$—
10 yr IRS-(Annual)	5,558,846	2.58%	(1.54%) [7]	5/24/32	92,150	(5,421)	97,571	—
10 yr IRS-(Annual)	918,178	2.60%	(1.54%) [7]	5/26/32	13,720	14	13,705	—
10 yr IRS-(Annual)	30,521,800	(2.65%)	1.54% [7]	5/2/32	(277,226)	28,066	—	(305,292)
10 yr IRS-(Annual)	42,077,176	(2.82%)	1.54% [7]	6/13/32	136,582	(48,656)	185,238	—
2 yr IRS-(Semiannual/Quarterly)	8,141,276	0.53%	(1.63%) [8]	6/6/24	415,803	54	415,749	—
2 yr IRS-(Monthly)	MXN 34,644,162	(4.42%)	8.02% [9]	2/28/23	(55,021)	3	—	(55,024)
2 yr IRS-(Monthly)	MXN 34,633,271	(4.50%)	7.39% [9]	3/3/23	(54,441)	2	—	(54,443)
2 yr IRS-(Annual)	5,326,477	2.00%	(1.00%) [7]	2/17/25	97,655	23	97,632	—
2 yr IRS-(Semiannual/Quarterly)	2,274,572	(0.88%)	1.44% [8]	8/17/22	13,188	(1,030)	14,218	—
2 yr IRS-(Annual)	55,432,000	(2.65%)	1.54% [7]	5/2/24	(198,240)	13,390	—	(211,629)
2 yr IRS-(Annual)	85,753,129	(2.89%)	1.54% [7]	6/13/24	(109,004)	(15,096)	—	(93,908)
20 yr IRS-(Annual)	698,400	2.61%	(1.54%) [7]	5/2/42	23,010	1,706	21,304	—
20 yr IRS-(Annual)	1,290,375	(2.85%)	(1.54%) [7]	6/13/42	(1,502)	613	—	(2,115)
3 yr IRS-(Monthly)	MXN 24,581,627	(4.68%)	8.02% [9]	2/27/24	(92,976)	4	—	(92,980)
LVIP BlackRock Global Allocation Fund–42

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts (continued)
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:(continued)
3 yr IRS-(Monthly)	MXN 24,581,627	(4.86%)	7.39% [9]	3/1/24	$(89,738)	$3	$—	$(89,741)
3 yr IRS-(At Maturity)	BRL 10,128,697	(9.39%)	1.00% [10]	1/2/25	(151,899)	—	—	(151,899)
3 yr IRS-(At Maturity)	BRL 11,049,648	(9.42%)	1.00% [10]	1/2/25	(163,683)	—	—	(163,683)
3 yr IRS-(At Maturity)	BRL 11,008,919	(9.54%)	1.00% [10]	1/2/25	(155,095)	—	—	(155,095)
3 yr IRS-(Annual)	65,073,600	2.72%	(1.54%) [7]	5/2/25	82,076	(17,417)	99,493	—
3 yr IRS-(Annual)	115,736,903	2.89%	(1.54%) [7]	6/13/25	(186,910)	51,388	—	(238,298)
30 yr IRS-(Annual)	21,109,500	2.43%	(1.54%) [7]	5/2/52	866,281	(46,270)	912,551	—
30 yr IRS-(Annual)	37,057,550	2.67%	(1.54%) [7]	6/13/52	(234,373)	(36,677)	—	(197,696)
5 yr IRS-(Semiannual/Quarterly)	1,639,664	0.68%	(1.51%) [8]	2/22/26	132,992	11	132,981	—
5 yr IRS-(Semiannual/Quarterly)	41,997,765	0.64%	(1.55%) [8]	5/27/26	3,755,900	305	3,755,595	—
5 yr IRS-(Semiannual/Quarterly)	13,999,255	0.85%	(1.55%) [8]	5/27/26	1,141,783	102	1,141,681	—
5 yr IRS-(Monthly)	MXN 20,296,160	(6.48%)	8.03% [9]	8/12/26	(90,900)	8	—	(90,908)
5 yr IRS-(Monthly)	MXN 27,869,289	(6.47%)	8.04% [9]	8/13/26	(125,445)	10	—	(125,455)
5 yr IRS-(Monthly)	MXN 13,784,000	(6.44%)	7.39% [9]	8/14/26	(62,662)	6	—	(62,668)
5 yr IRS-(Monthly)	MXN 22,719,389	(6.42%)	7.39% [9]	8/14/26	(104,270)	8	—	(104,278)
5 yr IRS-(Monthly)	MXN 20,466,582	(6.42%)	8.01% [9]	8/17/26	(94,225)	8	—	(94,233)
5 yr IRS-(Monthly)	MXN 28,020,580	(6.43%)	8.04% [9]	8/13/26	(127,953)	10	—	(127,963)
5 yr IRS-(Annual)	48,820,600	(2.67%)	1.54% [7]	5/2/27	(96,485)	(35,352)	—	(61,133)
5 yr IRS-(Annual)	13,192,306	(2.83%)	1.54% [7]	6/13/27	40,637	(5,675)	46,312	—
9 yr IRS-(Semiannual/Quarterly)	851,872	1.08%	(1.44%) [8]	8/17/30	118,710	114,845	3,865	—
Total IRS Contracts						$(947)	$7,609,446	$(2,478,441)
Swap Contracts1
Total Return Swap (TRS) Contracts
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
BNP- Receive Variable amounts based on SOFR12M and payments based on Universal Health Services, Inc.	(638)	1.45%	8/10/22	$16,103	$16,103	$—
BNP- Receive Variable amounts based on SOFR12M and payments based on Sherwin-Williams Co.	(334)	1.44%	9/2/22	15,339	15,339	—
BNP- Receive Variable amounts based on SOFR12M and payments based on PPG Industries, Inc.	(668)	1.44%	9/2/22	9,770	9,770	—
BNP- Receive Variable amounts based on SOFR12M and payments based on Sherwin-Williams Co.	(49)	1.42%	9/2/22	2,250	2,250	—
BNP- Receive Variable amounts based on SOFR12M and payments based on PPG Industries, Inc.	(42)	1.40%	9/2/22	614	614	—
LVIP BlackRock Global Allocation Fund–43

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Total Return Swap (TRS) Contracts (continued)
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:(continued)
CITI- Receive Variable amounts based on SOFR12M and payments based on Pitney Bowes, Inc.	(792)	1.27%	12/27/22	$262	$262	$—
CITI- Receive Variable amounts based on SOFR12M and payments based on iShares iBoxx $ Investment Grade Corporate Bond ETF	(8,378)	0.62%	7/19/22	29,989	29,989	—
CITI- Receive Variable amounts based on SOFR12M and payments based on iShares iBoxx $ Investment Grade Corporate Bond ETF	(4,137)	0.62%	7/19/22	14,643	14,643	—
BNP- Receive Variable amounts based on SOFR12M and payments based on PPG Industries, Inc.	(720)	1.39%	9/2/22	10,518	10,518	—
BNP- Receive Variable amounts based on SOFR12M and payments based on Sherwin-Williams Co.	(677)	1.44%	9/2/22	34,728	34,728	—
BNP- Receive Variable amounts based on SOFR12M and payments based on PPG Industries, Inc.	(2,669)	1.44%	9/2/22	34,355	34,355	—
BOA- Receive amounts based on iShares iBoxx High Yield Corporate Bond ETF and pay variable based on SOFR12M	4,918	(1.50%)	9/16/22	(10,142)	—	(10,141)
BOA- Receive amounts based on iShares iBoxx High Yield Corporate Bond ETF and pay variable based on SOFR12M	9,837	(1.50%)	7/15/22	(20,283)	—	(20,283)
BNP- Receive Variable amounts based on SOFR12M and payments based on Universal Health Services, Inc.	(3,130)	1.44%	8/10/22	44,135	44,135	—
BNP- Receive amounts based on iShares iBoxx High Yield Corporate Bond ETF and pay variable based on SOFR12M	14,863	(1.50%)	9/16/22	(3,897)	—	(3,897)
CITI- Receive amounts based on SPDR Bloomberg High Yield Corporate Bond ETF and pay variable based on SOFR12M	10,716	(1.51%)	9/16/22	3,656	3,656	—
CITI- Receive amounts based on SPDR Bloomberg High Yield Corporate Bond ETF and pay variable based on SOFR12M	21,433	(1.51%)	7/15/22	7,315	7,315	—
LVIP BlackRock Global Allocation Fund–44

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Total Return Swap (TRS) Contracts (continued)
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:(continued)
JPMC- Receive amounts based on iShares iBoxx High Yield Corporate Bond ETF and pay variable based on SOFR12M	6,402	(1.50%)	9/16/22	$(1,684)	$—	$(1,684)
JPMC- Receive amounts based on iShares iBoxx High Yield Corporate Bond ETF and pay variable based on SOFR12M	6,505	(1.50%)	7/15/22	2,817	2,817	—
GSI- Receive amounts based on iShares iBoxx High Yield Corporate Bond ETF and pay variable based on SOFR12M	25,848	(1.50%)	7/15/22	12,171	12,171	—
GSI- Receive amounts based on iShares iBoxx High Yield Corporate Bond ETF and pay variable based on SOFR12M	12,924	(1.50%)	9/16/22	(3,222)	—	(3,222)
BNP- Receive Variable amounts based on SOFR12M and payments based on Snap, Inc.	(9,773)	1.34%	9/16/22	(6,900)	—	(6,900)
BNP- Receive amounts based on SPDR Bloomberg High Yield Corporate Bond ETF and pay variable based on SOFR12M	58,378	(0.27%)	9/16/22	(53,937)	—	(53,937)
Total TRS Contracts					$238,665	$(100,064)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[11]	Termination Date[12]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Short Equities
Australia
JPM - Allkem Ltd. - Monthly	(18,879)	0.38%	7/12/2022	(151,429)	$17,583	$17,583	$—
JPM - AMP Ltd. - Monthly	(130,852)	0.38%	7/12/2022	(98,797)	12,865	12,865	—
JPM - Idp Education Ltd. - Monthly	(4,827)	0.57%	7/12/2022	(81,923)	2,858	2,858	—
JPM - Pilbara Minerals Ltd. - Monthly	(75,054)	0.38%	7/12/2022	(126,289)	8,100	8,100	—
Brazil
JPM - Localiza Rent A Car SA - Monthly	(17,648)	1.61%	7/12/2022	(186,954)	10,185	10,185	—
JPM - Magazine Luiza SA - Monthly	(464,570)	0.20%	7/12/2022	(292,369)	82,713	82,713	—
JPM - Raia Drogasil SA - Monthly	(5,433)	0.85%	7/12/2022	(23,389)	3,390	3,390	—
China
CITI - China Longyuan Power Group Corp. - Monthly	(15,000)	1.26%	7/22/2022	(28,434)	(546)	—	(546)
JPM - Fuyao Glass Industry Group Ltd. - Monthly	(4,000)	0.52%	7/12/2022	(20,392)	104	104	—
CITI - Microport Scientific Corp. - Monthly	(59,300)	3.42%	7/22/2022	(148,668)	(23,255)	—	(23,255)
JPM - Shandong Gold Mining Co. Ltd. - Monthly	(28,000)	0.32%	7/12/2022	(49,318)	291	291	—
Finland
CITI - Sampo OYJ - Monthly	(3,392)	3.12%	7/22/2022	(148,805)	1,569	1,569	—
France
JPM - Alstom SA - Monthly	(6,617)	0.28%	7/12/2022	(182,061)	32,707	32,707	—
Germany
CITI - Beiersdorf AG - Monthly	(2,718)	9.98%	7/22/2022	(274,361)	(2,632)	—	(2,632)
JPM - Delivery Hero SE - Monthly	(5,091)	0.37%	7/12/2022	(216,542)	26,160	26,160	—
LVIP BlackRock Global Allocation Fund–45

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[11]	Termination Date[12]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:

Germany (continued)
CITI - Rheinmetall AG - Monthly	(379)	0.01%	7/22/2022	(85,054)	$(2,235)	$—	$(2,235)
Hong Kong
JPM - Alibaba Health Information Tech Ltd. - Monthly	(64,000)	0.52%	7/12/2022	(39,398)	(4,645)	—	(4,645)
CITI - Bilibili, Inc. - Monthly	(10,380)	23.22%	7/22/2022	(276,594)	10,710	10,710	—
CITI - China Overseas Land & Invest Ltd. - Monthly	(28,000)	5.90%	7/22/2022	(83,645)	(4,848)	—	(4,848)
JPM - China Southern Airlines Co. - Monthly	(50,000)	0.52%	7/12/2022	(27,147)	(1,781)	—	(1,781)
CITI - China Vanke Co. Ltd. - Monthly	(48,400)	1.01%	7/22/2022	(109,133)	(12,500)	—	(12,500)
JPM - CK Asset Holdings Ltd. - Monthly	(18,500)	0.52%	7/12/2022	(124,494)	(6,353)	—	(6,353)
JPM - Country Garden Holdings Co. Ltd. - Monthly	(164,152)	0.42%	7/12/2022	(97,075)	(4,592)	—	(4,592)
JPM - Galaxy Entertainment Group Ltd. - Monthly	(4,000)	0.52%	7/12/2022	(22,712)	(1,145)	—	(1,145)
JPM - Geely Automobile Holdings Ltd. - Monthly	(25,000)	0.52%	7/12/2022	(48,304)	(8,533)	—	(8,533)
CITI - Kuaishou Technology - Monthly	(7,900)	5.85%	7/22/2022	(82,876)	(5,115)	—	(5,115)
CITI - Longfor Group Holdings Ltd. - Monthly	(20,500)	1.69%	7/22/2022	(86,180)	(10,612)	—	(10,612)
CITI - Sunny Optical Technology Ltd. - Monthly	(2,300)	1.11%	7/22/2022	(31,497)	(5,991)	—	(5,991)
JPM - Xiaomi Corp. - Monthly	(325,800)	0.39%	7/12/2022	(523,573)	(47,560)	—	(47,560)
CITI - Xinyi Solar Holdings Ltd. - Monthly	(20,000)	1.88%	7/22/2022	(31,899)	1,008	1,008	—
Italy
CITI - Leonardo SpA - Monthly	(8,061)	10.89%	7/22/2022	(82,437)	877	877	—
CITI - Nexi SPA - Monthly	(3,095)	3.24%	7/22/2022	(26,742)	1,167	1,167	—
JPM - Telecom Italia SPA - Monthly	(316,762)	0.56%	7/12/2022	(95,011)	12,321	12,321	—
Japan
JPM - Hitachi Metals Ltd. - Monthly	(2,300)	0.57%	7/12/2022	(36,303)	1,547	1,547	—
JPM - Kobe Bussan Co. Ltd. - Monthly	(1,700)	0.57%	7/12/2022	(41,963)	356	356	—
JPM - Mitsui Fudosan Co., Ltd. - Monthly	(1,600)	0.57%	7/12/2022	(35,001)	641	641	—
CITI - Open House Group Co. Ltd. - Monthly	(1,500)	1.53%	7/22/2022	(58,687)	(935)	—	(935)
JPM - Tokyo Electric Power Holdings, Inc. - Monthly	(4,800)	0.57%	7/12/2022	(19,131)	(902)	—	(902)
Netherlands
JPM - Aegon NV - Monthly	(46,841)	0.47%	7/12/2022	(246,137)	43,989	43,989	—
JPM - InPost SA - Monthly	(15,871)	0.01%	7/12/2022	(92,298)	509	509	—
CITI - Just Eat Takeaway - Monthly	(10,499)	2.83%	7/22/2022	(192,686)	27,319	27,319	—
CITI - Prosus - Monthly	(2,109)	20.19%	7/22/2022	(110,958)	(26,801)	—	(26,801)
Poland
JPM - CD Projekt SA - Monthly	(3,140)	0.35%	7/12/2022	(75,929)	9,103	9,103	—
Republic of Korea
CITI - Celltrion Healthcare Co. Ltd. - Monthly	(1,511)	2.64%	7/22/2022	(70,921)	(8,912)	—	(8,912)
CITI - Hybe Ltd. - Monthly	(838)	1.49%	7/22/2022	(90,455)	(3,452)	—	(3,452)
JPM - ILJIN Materials Co. Ltd. - Monthly	(1,868)	0.19%	7/12/2022	(120,326)	19,905	19,905	—
CITI - Ncsoft Corp. - Monthly	(279)	8.04%	7/22/2022	(87,728)	12,627	12,627	—
JPM - Posco Chemical Co. Ltd. - Monthly	(3,371)	0.20%	7/12/2022	(343,301)	65,500	65,500	—
South Africa
JPM - Capitec Bank Holdings Ltd. - Monthly	(301)	0.42%	7/12/2022	(40,599)	4,181	4,181	—
Spain
CITI - Ferrovial SA - Monthly	(1,214)	1.36%	7/22/2022	(29,909)	(792)	—	(792)
Sweden
CITI - Fastighets AB Balder - Monthly	(10,503)	7.21%	7/22/2022	(56,180)	5,948	5,948	—
CITI - Sagax AB - Monthly	(1,024)	1.03%	7/22/2022	(20,035)	1,178	1,178	—
CITI - Sweco AB - Monthly	(1,597)	0.60%	7/22/2022	(16,246)	(320)	—	(320)
Switzerland
JPM - Vifor Pharma AG - Monthly	(445)	0.56%	7/12/2022	(77,703)	775	775	—
United Kingdom
CITI - BT Group PLC - Monthly	(11,827)	1.94%	7/22/2022	(26,430)	(329)	—	(329)
JPM - Informa PLC - Monthly	(7,421)	0.57%	7/12/2022	(51,937)	4,280	4,280	—
JPM - Ocado Group PLC - Monthly	(16,391)	0.57%	7/12/2022	(174,498)	18,992	18,992	—
CITI - Rolls-Royce Holdings PLC - Monthly	(38,883)	1.89%	7/22/2022	(41,213)	2,043	2,043	—
United States
CITI - Lennar Corp - Monthly	(1,478)	20.63%	7/22/2022	(106,465)	2,163	2,163	—
JPM - Analog Devices, Inc. - Monthly	(444)	0.67%	7/12/2022	(73,264)	8,401	8,401	—
CITI - Caesars Entertainment, Inc. - Monthly	(740)	2.29%	7/22/2022	(29,570)	1,228	1,228	—
CITI - CarMax, Inc. - Monthly	(2,501)	10.47%	7/22/2022	(226,282)	(9)	—	(9)
JPM - Cognizant Tech Solutions Corp. - Monthly	(2,974)	0.67%	7/12/2022	(211,088)	10,372	10,372	—
CITI - Coinbase Global, Inc. - Monthly	(234)	3.58%	7/22/2022	(12,147)	1,144	1,144	—
LVIP BlackRock Global Allocation Fund–46

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[11]	Termination Date[12]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:

United States (continued)
JPM - Coterra Energy, Inc. - Monthly	(5,298)	0.67%	7/12/2022	(203,910)	$52,927	$52,927	$—
JPM - Dish Network Corp. - Monthly	(22,354)	0.67%	7/12/2022	(463,347)	62,540	62,540	—
JPM - Dollar General Corp. - Monthly	(357)	0.67%	7/12/2022	(83,442)	(4,180)	—	(4,180)
JPM - Dollar Tree, Inc. - Monthly	(916)	0.67%	7/12/2022	(147,714)	4,956	4,956	—
JPM - DXC Technology Co. - Monthly	(11,098)	0.67%	7/12/2022	(375,166)	38,786	38,786	—
JPM - Fiserv, Inc. - Monthly	(927)	0.67%	7/12/2022	(92,821)	10,345	10,345	—
CITI - IBM Corp. - Monthly	(2,801)	0.01%	7/22/2022	(387,124)	(8,349)	—	(8,349)
CITI - Lamb Weston Holdings, Inc. - Monthly	(1,867)	13.76%	7/22/2022	(130,222)	(3,193)	—	(3,193)
CITI - Leidos Holdings, Inc. - Monthly	(1,577)	9.92%	7/22/2022	(153,663)	(5,157)	—	(5,157)
CITI - Martin Marietta Materials, Inc. - Monthly	(237)	3.09%	7/22/2022	(71,647)	728	728	—
JPM - Marvell Technology, Inc. - Monthly	(1,068)	0.67%	7/12/2022	(63,386)	16,896	16,896	—
JPM - Match Group, Inc. - Monthly	(1,833)	0.67%	7/12/2022	(209,315)	27,403	27,403	—
CITI - Norwegian Cruise Line Holding Ltd. - Monthly	(17,663)	10.55%	7/22/2022	(204,504)	8,091	8,091	—
JPM - PACCAR, Inc. - Monthly	(370)	0.67%	7/12/2022	(33,071)	2,605	2,605	—
CITI - Paramount Global - Monthly	(7,622)	11.01%	7/22/2022	(188,311)	200	200	—
JPM - PerkinElmer, Inc. - Monthly	(826)	0.67%	7/12/2022	(119,673)	2,199	2,199	—
CITI - PulteGroup, Inc. - Monthly	(7,861)	8.89%	7/22/2022	(305,050)	(6,482)	—	(6,482)
CITI - Quanta Services, Inc. - Monthly	(986)	10.31%	7/22/2022	(118,921)	(4,664)	—	(4,664)
JPM - Ross Stores, Inc. - Monthly	(5,037)	0.67%	7/12/2022	(408,249)	54,500	54,500	—
JPM - Sea ADS Representing Ltd. - Monthly	(330)	0.67%	7/12/2022	(29,307)	7,244	7,244	—
JPM - Steris PLC - Monthly	(2,398)	0.67%	7/12/2022	(532,769)	38,421	38,421	—
CITI - Teledyne Technologies, Inc. - Monthly	(479)	12.66%	7/22/2022	(175,038)	(4,640)	—	(4,640)
CITI - Viatris, Inc. - Monthly	(15,028)	11.75%	7/22/2022	(160,445)	3,102	3,102	—
CITI - Westinghouse Air Brake Technologies Corp. - Monthly	(1,421)	2.71%	7/22/2022	(118,995)	2,359	2,359	—
JPM - Zoom Video Communications - Monthly	(1,936)	0.67%	7/12/2022	(221,351)	12,321	12,321	—
Total Short Equities						$812,432	$(221,460)
Total CFD Swap Contracts						$812,432	$(221,460)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2022.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[5] The Markit iTraxx Crossover Index, or ITRAXX.XO Index comprises the 75 most liquid sub-investment grade entities. Constituents for the index can be found at www.markit.com/Documentation.
[6] Rate resets based on EURIBOR06M.
[7] Rate resets based on SOFR12M-Secured Overnight Financing Rate
[8] Rate resets based on LIBOR03M.
[9] Rate resets based on Mexican Interbank Equilibrium Interest Rate 01M.
[10] Rate resets based on Brazilian Interbank Deposit (Certificado de Depósito Interbancário) Rate.
LVIP BlackRock Global Allocation Fund–47

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
[11] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 17-497 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the 1 Week USD-LIBOR, 1-Month USD-LIBOR and Federal Funds Rate.
[12] Date reflected is the next payment date. Contracts have an open-ended maturity date.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
BOBL–Bundesobligationen
BRL–Brazilian Real
BTP–Buoni del Tesoro Poliennali
CAD–Canadian Dollar
CDI–Chess Depository Interest
CDX.NA.HY–Credit Default Swap Index North America High Yield
CHF–Swiss Franc
CITI–Citigroup Global Markets
CLO–Collateralized Loan Obligation
CNH–Chinese Yuan Renminbi
CSI–Credit Suisse International
DAX–Deutscher Aktien Index
DB–Deutsche Bank
DKK–Danish Krone
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GDR–Global Depository Receipt
GS–Goldman Sachs
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
IDR–Indonesia Rupiah
INR–Indian Rupee
IRS–Interest Rate Swap
ITRAXX.XO–Markit iTraxx Crossover Index
JPM–JPMorgan
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR01W–Intercontinental Exchange London Interbank Offered Rate USD Weekly
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
MXN–Mexican Peso
NOK–Norwegian Krone
NZD–New Zealand Dollar
OSE–Osaka Securities Exchange
PIK–Payment-in-kind
PJSC–Public Joint Stock Company
PLN–Polish Zloty
PRIME–Federal Reserve Prime Lending Rate
RBC–Royal Bank of Canada
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
S.F.–Single Family
LVIP BlackRock Global Allocation Fund–48

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
SEK–Swedish Krona
SGX–Singapore Stock Exchange
SOFRTE01M–1 Month Term Secured Overnight Financing Rate
SONIA01M–Sterling Overnight Index Average Offered Rate GBP 1 Month
SONIA03M–Sterling Overnight Index Average Offered Rate GBP 3 Month
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
SOFRTE06M–6 Month Term Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SPDR–Standard & Poor’s Depositary Receipt
SPI–Swiss Performance Index
TSX–Toronto Stock Exchange
USD–United States Dollar
yr–Year
ZAR–South African Rand
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund–49

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 6,822,396
Interest	3,525,785
Foreign taxes withheld	(418,745)
9,929,436
EXPENSES:
Management fees	3,236,184
Custodian fees	234,264
Distribution fees-Service Class	156,394
Shareholder servicing fees	145,667
Accounting and administration expenses	135,790
Professional fees	64,669
Pricing fees	57,943
Trustees’ fees and expenses	13,074
Interest expense on securities sold short	11,767
Reports and statements to shareholders	7,561
Consulting fees	1,407
Other	12,319
4,077,039
Less:
Expenses reimbursed	(299,615)
Total operating expenses	3,777,424
NET INVESTMENT INCOME	6,152,012
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	2,369,997
Foreign currencies	1,772,803
Foreign currency exchange contracts	(11,306,074)
Futures contracts	4,474,511
Options purchased	(4,749,411)
Options written	5,645,850
Swap contracts	4,160,648
Net realized gain	2,368,324
Net change in unrealized appreciation (depreciation) of:
Investments	(236,480,975)
Foreign currencies	(24,998)
Foreign currency exchange contracts	147,577
Futures contracts	678,862
Securities sold short	191,649
Options purchased	(2,396,312)
Options written	(1,371,290)
Swap contracts	2,021,145
Net change in unrealized appreciation (depreciation)	(237,234,342)
NET REALIZED AND UNREALIZED LOSS	(234,866,018)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(228,714,006)

*	Includes $21,351 foreign capital gains taxes paid.
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund
Consolidated Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 6,152,012	$ 10,479,453
Net realized gain	2,368,324	48,679,282
Net change in unrealized appreciation (depreciation)	(237,234,342)	9,659,789
Net increase (decrease) in net assets resulting from operations	(228,714,006)	68,818,524
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(46,520,027)
Service Class	—	(647)
	—	(46,520,674)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	494,432,086	12,110,841
Service Class	951,515,443	—
Net assets from merger:
Standard Class	37,851,666	—
Service Class	62,990,060	—
Reinvestment of dividends and distributions:
Standard Class	—	46,520,027
Service Class	—	647
	1,546,789,255	58,631,515
Cost of shares redeemed:
Standard Class	(71,658,521)	(82,866,995)
Service Class	(15,450,138)	—
	(87,108,659)	(82,866,995)
Increase (decrease) in net assets derived from capital share transactions	1,459,680,596	(24,235,480)
NET INCREASE (DECREASE) IN NET ASSETS	1,230,966,590	(1,937,630)
NET ASSETS:
Beginning of period	929,699,346	931,636,976
End of period	$2,160,665,936	$929,699,346
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund–50

LVIP BlackRock Global Allocation Fund
Consolidated Financial Highlights
Selected data for each share of the Fund outstanding throughout the period were as follows:
	LVIP BlackRock Global Allocation Fund Standard Class
	Six Months Ended 6/30/22[2] (unaudited)	Year Ended		4/29/19 [1] to 12/31/19
		12/31/21	12/31/20
Net asset value, beginning of period	$ 12.691	$ 12.412	$ 10.653	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.072	0.143	0.105	0.096
Net realized and unrealized gain (loss)	(2.111)	0.786	1.929	0.718
Total from investment operations	(2.039)	0.929	2.034	0.814
Less dividends and distributions from:
Net investment income	—	(0.198)	(0.091)	(0.100)
Net realized gain	—	(0.452)	(0.184)	(0.061)
Total dividends and distributions	—	(0.650)	(0.275)	(0.161)
Net asset value, end of period	$ 10.652	$ 12.691	$ 12.412	$ 10.653
Total return[4]	(16.06%)	7.55%	19.23%	8.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,213,371	$929,686	$931,624	$917,683
Ratio of expenses to average net assets	0.72%	0.75% [5]	0.76% [5]	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.78%	0.81%	0.85%	0.75%
Ratio of net investment income to average net assets	1.26%	1.11% [6]	0.98% [6]	1.40%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.20%	1.05%	0.89%	1.38%
Portfolio turnover	58%	136%	166%	151%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The ratio of expenses to average net assets for the years ended December 31, 2021 and December 31, 2020 excluding brokerage commissions and interest expense on securities sold short was 0.73%.
[6]	The ratio of net investment income to average net assets for the years ended December 31, 2021 and December 31, 2020 excluding brokerage commissions and interest expense on securities sold short were 1.16% and 1.01% respectively.
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund–51

LVIP BlackRock Global Allocation Fund
Consolidated Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout the period were as follows:
	LVIP BlackRock Global Allocation Fund Service Class
	Six Months Ended 6/30/22[2] (unaudited)	Year Ended		4/29/19 [1] to 12/31/19
		12/31/21	12/31/20
Net asset value, beginning of period	$ 12.699	$ 12.416	$ 10.654	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.052	0.113	0.080	0.080
Net realized and unrealized gain (loss)	(2.104)	0.788	1.930	0.717
Total from investment operations	(2.052)	0.901	2.010	0.797
Less dividends and distributions from:
Net investment income	—	(0.166)	(0.064)	(0.082)
Net realized gain	—	(0.452)	(0.184)	(0.061)
Total dividends and distributions	—	(0.618)	(0.248)	(0.143)
Net asset value, end of period	$ 10.647	$ 12.699	$ 12.416	$ 10.654
Total return[4]	(16.15%)	7.31%	19.01%	7.99%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 947,294	$ 14	$ 13	$ 11
Ratio of expenses to average net assets	0.96%	1.00% [5]	1.01% [5]	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.03%	1.06%	1.10%	1.00%
Ratio of net investment income (loss) to average net assets	1.02%	0.87% [6]	0.72% [6]	1.15%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.95%	0.81%	0.63%	1.13%
Portfolio turnover	58%	136%	166%	151%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The ratio of expenses to average net assets for the years ended December 31, 2021 and December 31, 2020 excluding brokerage commissions and interest expense on securities sold short was 0.98%.
[6]	The ratio of net investment income to average net assets for the years ended December 31, 2021 and December 31, 2020 excluding brokerage commissions and interest expense on securities sold short were 0.91% and 0.76% respectively.
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund–52

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These consolidated financial statements and the related notes pertain to the LVIP BlackRock Global Allocation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek high total investment return.
1. Basis for Consolidation
The Fund may invest up to 25% of its total assets in the shares of LVIP BlackRock Global Allocation Fund Cayman, Ltd., a wholly-owned subsidiary (the "Subsidiary") of the Fund formed in the Cayman Islands. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary is not registered under the 1940 Act and not subject to all the investor protections of the 1940 Act.
The Fund consolidates its investment in the Subsidiary in these consolidated financial statements. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Subsidiary. All material intercompany balances and transactions have been eliminated. As of June 30, 2022, the net assets of the Subsidiary were $13,864,567, which represented 0.64% of the Fund's net assets.
2. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued
LVIP BlackRock Global Allocation Fund–53

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 2. Significant Accounting Policies (continued)
at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.
 Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022, and for all open tax years (years ended December 31, 2019-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Consolidated Statement of Operations. During six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Consolidated Statement of Net Assets.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Consolidated Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities and derivatives denominated in foreign currency, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2022, the value and cost of foreign currency held by the LVIP BlackRock Global Allocation Fund is $885,991 and $868,999 respectively.
Short Sales–The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objective and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay the lender
LVIP BlackRock Global Allocation Fund–54

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 2. Significant Accounting Policies (continued)
amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.
Use of Estimates–The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2022.
3. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective April 1, 2022, LIAC receives a management fee at an annual rate of 0.64% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   Prior to April 1, 2022, the management fee was 0.65% of the Fund's average daily net assets.
Effective April 1,2022, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.71% of the Fund’s average daily net assets for the Standard Class and 0.96% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least June 10, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to April 1,2022, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses were not to exceed 0.73% the Fund’s average daily net assets for the Standard Class and 0.98% for the Service Class.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	2024	Total
LIAC	$ 101,742	$ 799,605	$ 555,633	$ 1,456,980
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund's and the Subsidiary's investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
LVIP BlackRock Global Allocation Fund–55

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 3. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Consolidated Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$27,515
Legal	4,883
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Consolidated Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Consolidated Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services. For the six months ended June 30, 2022, there were no fees paid by the Fund for these services.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 35,172
Management fees payable to LIAC	1,014,487
Distribution fees payable to LFD	162,540
Printing and mailing fees payable to Lincoln Life	6,112
Shareholder servicing fees payable to Lincoln Life	46,218
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
4. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$427,767,240
Purchases of U.S. government securities	11,979,917
Sales other than U.S. government securities	525,686,414
Sales of U.S. government securities	8,669,202
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:
Cost of investments and derivatives	$2,199,923,722
Aggregate unrealized appreciation of investments and derivatives	$ 71,951,593
Aggregate unrealized depreciation of investments and derivatives	(145,360,046)
Net unrealized depreciation of investments and derivatives	$ (73,408,453)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Consolidated Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
LVIP BlackRock Global Allocation Fund–56

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$ 93,620	$ —	$ —	$ 93,620
Australia	473,935	5,191,263	242,913	5,908,111
Belgium	116,935	106,472	—	223,407
Brazil	1,154,160	—	—	1,154,160
Canada	22,966,628	—	—	22,966,628
Cayman Islands	769,446	—	—	769,446
Chile	531,501	—	—	531,501
China	5,443,866	42,731,817	—	48,175,683
Denmark	24,842	4,672,975	—	4,697,817
Finland	—	347,094	—	347,094
France	—	37,359,726	—	37,359,726
Germany	—	51,386,855	—	51,386,855
Greenland	—	17,924	—	17,924
Hong Kong	—	8,179,305	—	8,179,305
India	—	312,707	—	312,707
Ireland	510,318	466,497	—	976,815
Israel	7,262,101	—	—	7,262,101
Italy	—	6,841,403	—	6,841,403
Japan	—	19,434,622	—	19,434,622
Macau	—	110,662	—	110,662
Mexico	432,415	—	—	432,415
Netherlands	—	28,996,857	—	28,996,857
Norway	—	937,069	—	937,069
Poland	—	112,234	—	112,234
Republic of Korea	644,602	12,081,895	—	12,726,497
Russia	—	—	—*	0
Saudi Arabia	—	34,199	—	34,199
LVIP BlackRock Global Allocation Fund–57

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
	Level 1	Level 2	Level 3	Total
Singapore	$ —	$ 50,983	$ —	$ 50,983
South Africa	—	241,347	—	241,347
Spain	—	7,830,139	—	7,830,139
Sweden	—	10,450,107	376,458	10,826,565
Switzerland	6,780,209	18,025,698	—	24,805,907
Taiwan	—	10,863,554	—	10,863,554
Turkey	23,313	—	—	23,313
United Arab Emirates	—	—	—*	0
United Kingdom	10,056,006	47,053,172	—	57,109,178
United States	745,148,930	—	7,485,973	752,634,903
Convertible Preferred Stocks	10,441,594	—	7,398,503	17,840,097
Preferred Stocks
Brazil	340,639	—	—	340,639
Germany	—	1,553,475	—	1,553,475
United States	1,781,182	—	21,830,840	23,612,022
Warrants	112,966	—	14,469	127,435
Convertible Bonds	—	229,231	—	229,231
Agency Collateralized Mortgage Obligations	—	2,148,731	—	2,148,731
Agency Commercial Mortgage-Backed Securities	—	687,645	—	687,645
Agency Mortgage-Backed Security	—	74,256	—	74,256
Corporate Bonds
Australia	—	5,880	14,364,765	14,370,645
Belgium	—	750,594	—	750,594
Canada	—	2,103,051	—	2,103,051
China	—	51,345	—	51,345
Germany	—	3,916,727	—	3,916,727
Hong Kong	—	383,075	—	383,075
India	—	178,836	—	178,836
Italy	—	4,460,187	—	4,460,187
Luxembourg	—	3,918,299	—	3,918,299
Netherlands	—	891,183	—	891,183
Republic of Korea	—	339,887	—	339,887
Singapore	—	212,605	—	212,605
Switzerland	—	358,701	—	358,701
United Kingdom	—	10,698,460	—	10,698,460
United States	—	63,942,142	3,560,120	67,502,262
Loan Agreements	—	36,185,990	22,510,882	58,696,872
Non-Agency Asset-Backed Securities	—	19,595,432	1,634,335	21,229,767
Non-Agency Collateralized Mortgage Obligations	—	8,672,200	3,682,583	12,354,783
Non-Agency Commercial Mortgage-Backed Securities	—	51,101,725	—	51,101,725
Sovereign Bonds	—	25,240,955	—	25,240,955
U.S. Treasury Obligations	—	33,427,982	—	33,427,982
Exchange-Traded Funds	27,255,068	—	—	27,255,068
Money Market Fund	480,681,001	—	—	480,681,001
Short-Term Investments	—	146,808,822	—	146,808,822
Options Purchased	6,837,738	915,595	—	7,753,333
Total Investments	$1,329,883,015	$732,689,587	$83,101,841	$2,145,674,443
LVIP BlackRock Global Allocation Fund–58

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
	Level 1	Level 2	Level 3	Total
Liabilities:
Common Stock Sold Short	$ (688,182)	$ —	$ —	$ (688,182)
Total Investments	$ (688,182)	$ —	$ —	$ (688,182)
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$ 5,545,925	$—	$ 5,545,925
Futures Contracts	$ 2,100,804	$ —	$—	$ 2,100,804
Swap Contracts	$ —	$ 8,737,692	$—	$ 8,737,692
Liabilities:
Foreign Currency Exchange Contracts	$ —	$(5,810,064)	$—	$ (5,810,064)
Futures Contracts	$(2,147,601)	$ —	$—	$ (2,147,601)
Options Written	$(6,781,832)	$(6,172,732)	$—	$(12,954,564)
Swap Contracts	$ —	$(3,786,339)	$—	$ (3,786,339)

*	Includes securities that have been valued at zero on the "Consolidated Statement of Net Assets" that are considered to be Level 3 investments in this table.
LVIP BlackRock Global Allocation Fund–59

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2022.
Asset Type	Fair Value at June 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (c)
Common Stock	$ 8,105,344	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	0.09x-16.50x (N/A)
		Enterprise Value Income Approach	Weighted Average Cost of Capital (WACC)	16.10% (N/A)
Convertible Preferred Stock	$ 7,398,503	Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	3.00x-27.00x (21.78x)
Corporate Bonds	$ 17,924,885	Market Yield Analysis	Average Yield to Maturity	11.00%-14.94% (N/A)
		Income Approach	Discount Rate (a)	8.56%-8.85% (8.65%)
		Income (Discount Cash Flow)	Weighted Average Cost of Capital (WACC)	16.10% (N/A)
Loan Agreements	$ 22,510,883	Indicative Market Quote	Broker Quote	$98.227 - $121.730 ($104.209)
		Income (Discount Cash Flow)	Discount Rate (a)	8.77%-13.33% (12.16%)
			Spread	6.13%-8.75% (7.32%)
			Average Yield to Maturity	9.47%-9.69% (9.60%)
Non-Agency Asset-Backed Securities	$ 1,634,335	Indicative Market Quote	Broker Quote	$95.519 ($95.519)
Non-Agency Collateralized Mortgage Obligations	$ 3,682,583	Indicative Market Quote	Broker Quote	$66.989 - $126.080 ($99.547)
Preferred Stocks	$ 21,830,840	Market Yield Analysis	Average Yield to Maturity	10.50%-11.00% (N/A)
		Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	2.30x-23.50x (N/A)
			Term of Exit / Liquidity Event	1.50-5.00 yrs (3.39 yrs)
			Volatility Percentage	50.00%-75.00% (65.26%)
Warrants	$ 14,469	Pricing Service	#	#
Total	$ 83,101,842
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund’s securities.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Preferred Stock	Corporate Bonds	Loan Agreements	Non-Agency Asset-Backed Securities	Non-Agency Collateralized Mortgage Obligations	Preferred Stocks	Warrants	Total
Balance as of 12/31/21	$ 328,431	$ 1,882,494	$ 4,163,265	$ —	$ —	$ —	$ —	$ —	$ 6,374,190
Reclassifications	—	—	—	—	—	—	—	—	—
Purchases	9,129,532	7,040,723	13,893,446	22,852,090	1,634,335	3,726,466	22,881,245	19,229	81,177,066
Sales	—	(822,823)	—	(3,420)	—	—	—	—	(826,243)
Transfer In	—	—	—	—	—	—	—	—	—
Transfer Out	—	—	—	—	—	—	—	—	—
Accretion/(amortization)	—	—	2,570	4,892	358	1,076	—	—	8,896
LVIP BlackRock Global Allocation Fund–60

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
	Common Stock	Convertible Preferred Stock	Corporate Bonds	Loan Agreements	Non-Agency Asset-Backed Securities	Non-Agency Collateralized Mortgage Obligations	Preferred Stocks	Warrants	Total
Net realized gain	—	—	—	67	—	—	—	—	67
Net change in unrealized appreciation(depreciation)	(1,352,619)	(701,891)	(134,396)	(342,747)	(358)	(44,959)	(1,050,405)	(4,760)	(3,632,135)
Balance as of 6/30/22	$ 8,105,344	$ 7,398,503	$ 17,924,885	$ 22,510,882	$ 1,634,335	$ 3,682,583	$ 21,830,840	$ 14,469	$ 83,101,841
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 6/30/22	$ (1,332,418)	$ (673,615)	$ (134,396)	$ (342,747)	$ (358)	$ (44,959)	$ (1,050,405)	$ (4,760)	$ (3,583,658)
As a result of utilizing International fair value pricing at June 30, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
5. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	43,444,358	945,313
Service Class	84,516,767	—
Shares reinvested:
Standard Class	—	3,664,538
Service Class	—	51
Shares from merger:
Standard Class	3,459,402	—
Service Class	5,877,630	—
	137,298,157	4,609,902
Shares redeemed:
Standard Class	(6,252,133)	(6,414,667)
Service Class	(1,424,598)	—
	(7,676,731)	(6,414,667)
Net increase (decrease)	129,621,426	(1,804,765)
LVIP BlackRock Global Allocation Fund–61

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
6.  Fund Merger
As of the close of business on June 10 and 17, 2022, the Fund acquired all of the assets and liabilities of the LVIP BlackRock Advantage Allocation Fund (“Acquired Fund”) and LVIP Franklin Templeton Multi-Asset Opportunities Fund (“Acquired 2 Fund”) together (“Acquired Funds”), open-end investment companies, in exchange for the shares of the LVIP BlackRock Global Allocation Fund (“Acquiring Fund”) pursuant to a Plan and Agreement of Reorganization (“Reorganization”). The purpose of the Reorganization was to combine 3 funds managed by LIAC with comparable investment objectives and strategies. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Acquiring Fund reflected the historical basis of the assets of the Acquired Funds as of the date of the Reorganization. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and assets received and shares issued by the Acquiring Funds were recorded at fair value. The shareholders of the Acquired Funds received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Funds prior to the Reorganization, as shown in the following table:
	Acquired Fund Shares Outstanding	Acquiring Fund	Shares Converted to Aquiring Fund	Aquired Fund Net Assets	Conversion Ratio
Acquired Fund - Standard Class	3,384,614	Standard Class	3,316,234	$36,342,606	0.980
Acquired Fund - Service Class	2,483,414	Service Class	2,534,994	27,770,856	1.021
Acquired 2 Fund - Standard Class	146,137	Standard Class	143,168	1,509,060	1.021
Acquired 2 Fund - Service Class	3,414,330	Service Class	3,342,636	35,219,204	0.979
The net assets of the Acquiring Fund before the acquisition on June 10, 2022 and June 17, 2022 were $2,150,134,502 and $2,125,082,349 respectively. The net assets of the Acquiring Fund immediately following the acquisition on June 10, 2022 and June 17, 2022 were $2,214,247,964 and $2,161,810,614 respectively.
If the acquisition had been completed on January 1, 2022, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2022, would have been as follows(unaudited):
Net investment income (loss)	$ 6,642,296(a)
Net realized gain (loss)	3,178,461 (b)
Net change in unrealized appreciation (depreciation)	(251,349,013) (c)
Net increase in net assets resulting from operations	$(241,528,256)

(a)	$6,152,012, as reported in the Statement of Operations, plus $490,284 Net investment income (loss) from Acquired Funds pre-merger.
(b)	$2,368,324, as reported in the Statement of Operations, plus $810,137 Net realized gain (loss) from Acquired Funds pre-merger.
(c)	$(237,234,342), as reported in the Statement of Operations, plus $(14,114,670) Net change in unrealized appreciation (depreciation) from Acquired Funds pre-merger.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Fund’s statement of operations since June 10, 2022 and June 17, 2022.
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S.
LVIP BlackRock Global Allocation Fund–62

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 8. Derivatives (continued)
dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2022, the Fund entered into foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date and to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to facilitate investments in portfolio securities, as a cash management tool and to facilitate investments in portfolio securities.
Options Contracts–During the six months ended June 30, 2022, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2022, the Fund used options contracts, including swaptions, to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions; to manage the Fund’s exposure to changes in foreign currencies; to adjust the Fund’s overall exposure to certain markets; to generate income; to protect the value of portfolio securities; as a cash management tool; to purchase the underlying security for the Fund at a price lower than the current market value of the security by selling put options; to facilitate investments in portfolio securities; to offset capital losses and to receive premiums for writing options.
LVIP BlackRock Global Allocation Fund–63

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 8. Derivatives (continued)
Swap Contracts–The Fund enters into CDS contracts, total return swap contracts, inflation swap contracts, interest rate swap contracts and CFDs in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event (including single name, baskets, and systemic), to enhance total return or to gain exposure to certain securities or markets. The Fund may also use total return swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms and to gain exposure to markets the Fund invests in. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received payment(receipt) to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2022, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2022, the Fund entered into CDS contracts as a buyer and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the Consolidated Statement of Net Assets, at June 30, 2022, the notional value of the protection sold was USD 17,408,077 and EUR 9,090,599, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. At June 30, 2022, net unrealized depreciation of the protection sold was $970,136.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2022, the Fund used CDS contracts to gain exposure to certain securities or markets; to enhance total return and to hedge against credit events.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 8. Derivatives (continued)
Total Return Swaps- Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.
The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2022, the Fund used total return swap contracts to gain exposure to markets the Fund invests in.
Contracts for Difference — The Fund may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded over-the-counter. CFDs are not registered with the U.S. Securities and Exchange Commission or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Consolidated Statement of Operations. Periodic payments made or received are recorded as realized gains or losses.
During the six months ended June 30, 2022, the Fund used contracts for difference to obtain short exposure and to gain exposure to certain securities or markets.
Currency Swaps: The Portfolio may enter into currency swap agreements to gain or mitigate exposure to currency risk. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.
During the six months ended June 30, 2022, the Fund used currency swaps to protect against currency fluctuations.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Consolidated Statement of Net Assets.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 8. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Net Assets Location	Fair Value	Consolidated Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$ 5,545,925	Receivables and other assets net of liabilities	$ (5,810,064)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	31,708	Receivables and other assets net of liabilities	(808,933)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	2,069,096	Receivables and other assets net of liabilities	(1,338,668)
Options purchased (Equity contracts)	Receivables and other assets net of liabilities	6,410,457	Receivables and other assets net of liabilities	—
Options purchased (Currency contracts)	Receivables and other assets net of liabilities	586,136	Receivables and other assets net of liabilities	—
Options purchased (Interest rate contracts)	Receivables and other assets net of liabilities	756,740	Receivables and other assets net of liabilities	—
Options written (Equity contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(12,456,376)
Options written (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(269,314)
Options written (Interest rate contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(228,874)
Swap contracts (Equity contracts)	Receivables and other assets net of liabilities	1,051,097	Receivables and other assets net of liabilities	(321,524)
Swap contracts (Credit contracts)	Receivables and other assets net of liabilities	77,149	Receivables and other assets net of liabilities	(986,374)
Swap contracts (Interest rate contracts)	Receivables and other assets net of liabilities	7,609,446	Receivables and other assets net of liabilities	(2,478,441)
Total		$24,137,754		$(24,698,568)
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Consolidated Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(11,306,074)	$ 147,577
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	10,497,527	(15,356)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(6,023,016)	694,218
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(4,855,833)	(1,888,113)
Options purchased (Currency contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	528,706	(226,233)
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(422,284)	(281,966)
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	5,856,225	(2,218,983)
Options written (Currency contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	45,632	331,287
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(256,007)	516,406
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	1,475,543	761,574
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(37,524)	(982,359)
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	2,722,629	2,241,930
Total		$ (1,774,476)	$ (920,018)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$196,033,613	$103,732,302
Futures contracts (average notional value)	252,065,396	191,464,453
Options contracts (average value)	4,294,641	5,094,676
CDS contracts (average notional value)*	4,709,865	25,999,680
Interest rate swap contracts (average notional value)**	296,490,199	288,107,214
Total return swap contracts (average notional value)	2,348,247	3,096,523
Contracts for difference swap contract (average notional volume)	—	323,875

*Long represents buying protection and short represents selling protection.
**Long represents paying floating interest payments and short represent receiving floating interest payments.
LVIP BlackRock Global Allocation Fund–67

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 8. Derivatives (continued)
At June 30, 2022, the Fund posted cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral	Securities Collateral
Bank of America N.A.	$195,000	$ 4,792,156
Citigroup Global Markets	—	2,447,303
Deutsche Bank	—	1,383,367
Goldman Sachs	—	1,092,561
JPMorgan Chase Bank	—	135,261
Morgan Stanley Capital	—	52,721,698
Merrill Lynch	—	73,784
Total	$195,000	$62,646,130
At June 30, 2022, the Fund received cash collateral and securities collateral (comprised of U.S. treasury securities) for certain open bilateral derivatives as follows:
Broker	Cash Collateral	Securities Collateral
BNP Paribas SA	$100,000	$ —
Hong Kong Shanghai Bank	—	128,951
Royal Bank of Canada	70,000	—
Total	$170,000	$128,951
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Net Assets.
At June 30, 2022, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$ 58,962	$ (420,283)	$ (361,321)
Barclays Bank PLC	157,996	(138,005)	19,991
BNP Paribas SA	2,312,361	(2,847,675)	(535,314)
Citigroup Global Markets	337,441	(2,294,193)	(1,956,752)
Credit Suisse International	71,885	(26,668)	45,217
Deutsche Bank	1,205,877	(1,036,465)	169,412
Goldman Sachs International	169,451	(1,131,269)	(961,818)
Hong Kong Shanghai Bank	738,663	(140,327)	598,336
JPMorgan Chase Bank	1,469,155	(868,932)	600,223
Morgan Stanley Capital	739,608	(2,813,445)	(2,073,837)
Royal Bank of Canada	143,146	(61,705)	81,441
UBS AG	257,106	(568,259)	(311,153)
Total	$7,661,651	$(12,347,226)	$(4,685,575)

LVIP BlackRock Global Allocation Fund–68

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 8. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$ (361,321)	$ —	$ —	$ 166,321	$195,000	$ —
Barclays Bank PLC	19,991	—	—	—	—	19,991
BNP Paribas SA	(535,314)	—	—	—	—	(535,314)
Citigroup Global Markets	(1,956,752)	—	—	1,956,752	—	—
Credit Suisse International	45,217	—	—	—	—	45,217
Deutsche Bank	169,412	—	—	—	—	169,412
Goldman Sachs International	(961,818)	—	—	961,818	—	—
Hong Kong Shanghai Bank	598,336	(128,951)	—	—	—	469,385
JPMorgan Chase Bank	600,223	—	—	—	—	600,223
Morgan Stanley Capital	(2,073,837)	—	—	2,073,837	—	—
Royal Bank of Canada	81,441	—	(70,000)	—	—	11,441
UBS AG	(311,153)	—	—	—	—	(311,153)
Total	$(4,685,575)	$(128,951)	$(70,000)	$5,158,728	$195,000	$ 469,202

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2022. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual
LVIP BlackRock Global Allocation Fund–69

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 9. Risk Factors (continued)
securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Restricted securities are valued pursuant to the security valuation procedures noted in Note 2. Restricted securities have been identified on the Consolidated Statement of Net Assets.
Certain of the Fund’s investments and payment obligations may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund may invests cannot yet be determined.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Allocation Fund–70

LVIP BlackRock Global Allocation Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock Global Allocation Fund–71

LVIP BlackRock Global Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP BlackRock Global Allocation Managed Risk Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Global Allocation Managed Risk Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$841.30	0.14%	$0.64
Service Class Shares	1,000.00	839.80	0.49%	2.24
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.10	0.14%	$0.70
Service Class Shares	1,000.00	1,022.40	0.49%	2.46

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock Global Allocation Managed Risk Fund–1

LVIP BlackRock Global Allocation Managed Risk Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	93.67%
Investment Company	93.67%
Global Multi-Asset Fund	93.67%
Unaffiliated Investment	4.15%
Investment Company	4.15%
Money Market Fund	4.15%
Total Investments	97.82%
Receivables and Other Assets Net of Liabilities	2.18%
Total Net Assets	100.00%
LVIP BlackRock Global Allocation Managed Risk Fund–2

LVIP BlackRock Global Allocation Managed Risk Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–93.67%
INVESTMENT COMPANY–93.67%
Global Multi-Asset Fund–93.67%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Allocation Fund	67,437,736	$ 718,414,205
Total Affiliated Investment (Cost $674,135,938)		718,414,205
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.15%
INVESTMENT COMPANY–4.15%
Money Market Fund–4.15%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	31,834,840	$ 31,834,840
Total Unaffiliated Investment (Cost $31,834,840)		31,834,840

TOTAL INVESTMENTS–97.82% (Cost $705,970,778)	750,249,045
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.18%	16,719,743
NET ASSETS APPLICABLE TO 73,074,656 SHARES OUTSTANDING–100.00%	$766,968,788

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(62)	Australian Dollar	$ (4,284,820)	$ (4,377,665)	9/19/22	$ 92,845	$ —
(131)	British Pound	(9,987,931)	(10,078,889)	9/19/22	90,958	—
(182)	Euro	(23,973,950)	(24,175,450)	9/19/22	201,500	—
(122)	Japanese Yen	(11,308,637)	(11,442,321)	9/19/22	133,684	—
(11)	Swedish Krona	(2,156,660)	(2,201,910)	9/19/22	45,250	—
					564,237	—
Equity Contracts:
(638)	E-mini MSCI Emerging Markets Index	(31,986,130)	(31,910,071)	9/16/22	—	(76,059)
(94)	E-mini Russell 2000 Index	(8,027,600)	(8,255,856)	9/16/22	228,256	—
(807)	E-mini S&P 500 Index	(152,906,325)	(155,342,755)	9/16/22	2,436,430	—
(112)	E-mini S&P MidCap 400 Index	(25,401,600)	(26,268,341)	9/16/22	866,741	—
(613)	Euro STOXX 50 Index	(22,104,755)	(22,796,971)	9/16/22	692,216	—
(111)	FTSE 100 Index	(9,621,919)	(9,625,333)	9/16/22	3,414	—
(119)	OMXS 30 Index	(2,175,904)	(2,220,780)	7/15/22	44,876	—
(36)	SPI 200 Index	(4,013,736)	(4,126,913)	9/15/22	113,177	—
(79)	TOPIX Index	(10,891,030)	(11,052,137)	9/8/22	161,107	—
					4,546,217	(76,059)
Total Futures Contracts					$5,110,454	$(76,059)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only current day variation margin is reported on the Statement of Assets and Liabilities.

LVIP BlackRock Global Allocation Managed Risk Fund–3

LVIP BlackRock Global Allocation Managed Risk Fund
Schedule of Investments (continued)
Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund–4

LVIP BlackRock Global Allocation Managed Risk Fund
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
ASSETS:
Affiliated investments, at value	$718,414,205
Unaffiliated investments, at value	31,834,840
Cash collateral held at broker for futures contracts	16,482,777
Variation margin due from broker on futures contracts	778,065
Receivable for securities sold	96,601
Dividends and interest receivable	27,639
Receivable for fund shares sold	6,855
Prepaid expenses	2,043
TOTAL ASSETS	767,643,025
LIABILITIES:
Payable for fund shares redeemed	349,812
Due to manager and affiliates	296,367
Other accrued expenses payable	28,058
TOTAL LIABILITIES	674,237
TOTAL NET ASSETS	$766,968,788
Affiliated investments, at cost	$674,135,938
Unaffiliated investments, at cost	31,834,840
Standard Class:
Net Assets	$ 74,869
Shares Outstanding	7,072
Net Asset Value Per Share	$ 10.587
Service Class:
Net Assets	$766,893,919
Shares Outstanding	73,067,584
Net Asset Value Per Share	$ 10.496
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$792,152,232
Distributable earnings/(accumulated loss)	(25,183,444)
TOTAL NET ASSETS	$766,968,788
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund–5

LVIP BlackRock Global Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 46,940
EXPENSES:
Distribution fees-Service Class	1,475,448
Management fees	632,395
Shareholder servicing fees	122,263
Accounting and administration expenses	65,345
Professional fees	20,012
Trustees’ fees and expenses	13,425
Reports and statements to shareholders	8,455
Custodian fees	3,192
Consulting fees	1,744
Pricing fees	484
Other	35,383
2,378,146
Less:
Management fees waived	(316,198)
Total operating expenses	2,061,948
NET INVESTMENT LOSS	(2,015,008)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	3,720,875
Futures contracts	(8,555,550)
Net realized loss	(4,834,675)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(147,913,386)
Foreign currencies	(23,399)
Futures contracts	4,478,525
Net change in unrealized appreciation (depreciation)	(143,458,260)
NET REALIZED AND UNREALIZED LOSS	(148,292,935)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(150,307,943)
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (2,015,008)	$ 9,433,398
Net realized gain (loss)	(4,834,675)	47,484,787
Net change in unrealized appreciation (depreciation)	(143,458,260)	11,994,388
Net increase (decrease) in net assets resulting from operations	(150,307,943)	68,912,573
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(4,329)
Service Class	—	(43,222,401)
	—	(43,226,730)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,402	1,743
Service Class	8,466,299	30,941,157
Reinvestment of dividends and distributions:
Standard Class	—	4,329
Service Class	—	43,222,401
	8,467,701	74,169,630
Cost of shares redeemed:
Standard Class	(2,059)	(4,735)
Service Class	(46,657,576)	(100,394,000)
	(46,659,635)	(100,398,735)
Decrease in net assets derived from capital share transactions	(38,191,934)	(26,229,105)
NET DECREASE IN NET ASSETS	(188,499,877)	(543,262)
NET ASSETS:
Beginning of period	955,468,665	956,011,927
End of period	$ 766,968,788	$ 955,468,665
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund–6

LVIP BlackRock Global Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 12.585	$ 12.272	$ 11.280	$ 10.008	$ 10.789	$ 9.631
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.007)	0.171	0.069	0.090	0.088	0.121
Net realized and unrealized gain (loss)	(1.991)	0.778	1.149	1.563	(0.869)	1.148
Total from investment operations	(1.998)	0.949	1.218	1.653	(0.781)	1.269
Less dividends and distributions from:
Net investment income	—	(0.636)	(0.226)	(0.252)	—	(0.111)
Net realized gain	—	—	—	(0.129)	—	—
Total dividends and distributions	—	(0.636)	(0.226)	(0.381)	—	(0.111)
Net asset value, end of period	$ 10.587	$ 12.585	$ 12.272	$ 11.280	$ 10.008	$ 10.789
Total return[3]	(15.87%)	7.74%	10.81%	16.63%	(7.24%)	13.20%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 75	$ 90	$ 86	$ 168	$ 164	$ 189
Ratio of expenses to average net assets[4]	0.14%	0.13%	0.15%	0.14%	0.14%	0.12%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.21%	0.21%	0.22%	0.41%	0.81%	0.79%
Ratio of net investment income (loss) to average net assets	(0.13%) [5]	1.33%	0.62%	0.83%	0.82%	1.17%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.20%) [5]	1.25%	0.55%	0.56%	0.15%	0.50%
Portfolio turnover[6]	0%	6%	4%	104%	8%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[6]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund–7

LVIP BlackRock Global Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 12.498	$ 12.190	$ 11.209	$ 9.911	$ 10.722	$ 9.575
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.027)	0.124	0.030	0.051	0.050	0.084
Net realized and unrealized gain (loss)	(1.975)	0.773	1.136	1.548	(0.861)	1.141
Total from investment operations	(2.002)	0.897	1.166	1.599	(0.811)	1.225
Less dividends and distributions from:
Net investment income	—	(0.589)	(0.185)	(0.172)	—	(0.078)
Net realized gain	—	—	—	(0.129)	—	—
Total dividends and distributions	—	(0.589)	(0.185)	(0.301)	—	(0.078)
Net asset value, end of period	$ 10.496	$ 12.498	$ 12.190	$ 11.209	$ 9.911	$ 10.722
Total return[3]	(16.02%)	7.36%	10.42%	16.22%	(7.56%)	12.81%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 766,894	$955,379	$955,926	$944,482	$899,033	$1,034,015
Ratio of expenses to average net assets[4]	0.49%	0.48%	0.50%	0.49%	0.49%	0.47%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.56%	0.57%	0.76%	1.16%	1.14%
Ratio of net investment income (loss) to average net assets	(0.48%) [5]	0.98%	0.27%	0.48%	0.47%	0.82%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.55%) [5]	0.90%	0.20%	0.21%	(0.20%)	0.15%
Portfolio turnover[6]	0%	6%	4%	104%	8%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[6]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund–8

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP BlackRock Global Allocation Fund (collectively, the "Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP BlackRock Global Allocation Fund invests primarily in a portfolio of equity, debt and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP BlackRock Global Allocation Managed Risk Fund–9

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.15% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.075% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's managed risk strategy. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$28,995
Legal	5,176
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,486 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$ 48,387
Distribution fees payable to LFD	225,784
Printing and mailing fees payable to Lincoln Life	3,486
Shareholder servicing fees payable to Lincoln Life	18,710
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP BlackRock Global Allocation Managed Risk Fund–10

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-93.67%@
Global Multi-Asset Fund-93.67%@
✧✧LVIP BlackRock Global Allocation Fund	$928,380,823	$1,155,623	$66,929,730	$3,720,875	$(147,913,386)	$718,414,205	67,437,736	$—	$—

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 1,155,623
Sales	66,929,730
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,077,003,594
Aggregate unrealized appreciation of investments and derivatives	$ 59,384,905
Aggregate unrealized depreciation of investments and derivatives	(96,611)
Net unrealized appreciation of investments and derivatives	$ 59,288,294
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP BlackRock Global Allocation Managed Risk Fund–11

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$718,414,205	$—	$—	$718,414,205
Unaffiliated Investment Company	31,834,840	—	—	31,834,840
Total Investments	$750,249,045	$—	$—	$750,249,045
Derivatives:
Assets:
Futures Contracts	$ 5,110,454	$—	$—	$ 5,110,454
Liabilities:
Futures Contract	$ (76,059)	$—	$—	$ (76,059)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	123	136
Service Class	746,761	2,430,098
Shares reinvested:
Standard Class	—	343
Service Class	—	3,447,637
	746,884	5,878,214
Shares redeemed:
Standard Class	(181)	(364)
Service Class	(4,121,539)	(7,853,249)
	(4,121,720)	(7,853,613)
Net decrease	(3,374,836)	(1,975,399)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP BlackRock Global Allocation Managed Risk Fund–12

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$4,546,217	Variation margin due from broker on futures contracts	$(76,059)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	564,237	Variation margin due from broker on futures contracts	—
Total		$5,110,454		$(76,059)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(2,564,351)	$3,940,324
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	92,018	538,201
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(6,083,217)	—
Total		$(8,555,550)	$4,478,525
LVIP BlackRock Global Allocation Managed Risk Fund–13

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$69,092,932	$124,626,071
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund–14

LVIP BlackRock Global Allocation Managed Risk Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock Global Allocation Managed Risk Fund–15

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$854.80	0.31%	$1.43
Service Class Shares	1,000.00	853.30	0.66%	3.03
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.31%	$1.56
Service Class Shares	1,000.00	1,021.50	0.66%	3.31

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Investment Companies	97.89%
Equity Funds	47.86%
Fixed Income Funds	28.82%
International Equity Funds	18.12%
Money Market Fund	3.09%
Total Investments	97.89%
Receivables and Other Assets Net of Liabilities	2.11%
Total Net Assets	100.00%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–2

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–97.89%
Equity Funds–47.86%
iShares Core S&P 500 ETF	248,188	$ 94,100,480
iShares Core S&P Mid-Cap ETF	94,974	21,485,968
iShares Edge MSCI Min Vol USA ETF	1,198,374	84,137,838
iShares Russell 2000 ETF	120,460	20,401,106
		220,125,392
Fixed Income Funds–28.82%
iShares Broad USD Investment Grade Corporate Bond ETF	433,542	22,097,636
iShares Core U.S. Aggregate Bond ETF	645,053	65,588,989
iShares Core U.S. Treasury Bond ETF	935,845	22,366,695
iShares MBS ETF	230,672	22,488,213
		132,541,533
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–18.12%
iShares Edge MSCI Min Vol EAFE ETF	888,996	$ 56,282,337
iShares Edge MSCI Min Vol Emerging Markets ETF	487,995	27,049,563
		83,331,900
Money Market Fund–3.09%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	14,233,856	14,233,856
		14,233,856
Total Investment Companies (Cost $392,472,484)		450,232,681

TOTAL INVESTMENTS–97.89% (Cost $392,472,484)	450,232,681
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.11%	9,710,452
NET ASSETS APPLICABLE TO 39,745,538 SHARES OUTSTANDING–100.00%	$459,943,133
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL GROWTH ETF ALLOCATION MANAGED RISK FUND STANDARD CLASS ($46,672,008 / 4,021,112 Shares)	$11.607
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL GROWTH ETF ALLOCATION MANAGED RISK FUND SERVICE CLASS ($413,271,125 / 35,724,426 Shares)	$11.568
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$439,254,601
Distributable earnings/(accumulated loss)	20,688,532
TOTAL NET ASSETS	$459,943,133

★ Includes $9,348,157 cash collateral held at broker for futures contracts, $616,330 variation margin due from broker on futures contracts, $3,962,380 payable for securities purchased, $148,211 payable for fund shares redeemed, $12,392 foreign currencies due to custodian, $35,842 other accrued expenses payable and $225,959 due to manager and affiliates as of June 30, 2022.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–3

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(35)	Australian Dollar	$ (2,418,850)	$ (2,455,272)	9/19/22	$ 36,422	$ —
(75)	British Pound	(5,718,281)	(5,737,096)	9/19/22	18,815	—
(105)	Euro	(13,831,125)	(13,874,414)	9/19/22	43,289	—
(70)	Japanese Yen	(6,488,563)	(6,557,638)	9/19/22	69,075	—
(6)	Swedish Krona	(1,176,360)	(1,195,835)	9/19/22	19,475	—
					187,076	—
Equity Contracts:
(207)	E-mini MSCI Emerging Markets Index	(10,377,945)	(10,294,947)	9/16/22	—	(82,998)
(126)	E-mini Russell 2000 Index	(10,760,400)	(10,976,653)	9/16/22	216,253	—
(410)	E-mini S&P 500 Index	(77,684,750)	(78,197,231)	9/16/22	512,481	—
(94)	E-mini S&P MidCap 400 Index	(21,319,200)	(21,861,070)	9/16/22	541,870	—
(353)	Euro STOXX 50 Index	(12,729,166)	(13,013,415)	9/16/22	284,249	—
(64)	FTSE 100 Index	(5,547,773)	(5,547,880)	9/16/22	107	—
(68)	OMXS 30 Index	(1,243,374)	(1,270,713)	7/15/22	27,339	—
(20)	SPI 200 Index	(2,229,853)	(2,272,359)	9/15/22	42,506	—
(45)	TOPIX Index	(6,203,751)	(6,252,938)	9/8/22	49,187	—
					1,673,992	(82,998)
Total Futures Contracts					$1,861,068	$(82,998)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–4

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 3,820,763
EXPENSES:
Distribution fees-Service Class	784,590
Management fees	621,089
Shareholder servicing fees	72,046
Accounting and administration expenses	52,438
Professional fees	17,293
Trustees’ fees and expenses	7,778
Reports and statements to shareholders	4,916
Custodian fees	3,332
Consulting fees	1,642
Pricing fees	480
Other	7,213
1,572,817
Less:
Management fees waived	(12,422)
Total operating expenses	1,560,395
NET INVESTMENT INCOME	2,260,368
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	979,069
Futures contracts	(1,870,934)
Net realized loss	(891,865)
Net change in unrealized appreciation (depreciation) of:
Investments	(82,952,143)
Foreign currencies	(13,246)
Futures contracts	1,422,640
Net change in unrealized appreciation (depreciation)	(81,542,749)
NET REALIZED AND UNREALIZED LOSS	(82,434,614)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(80,174,246)
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 2,260,368	$ 4,748,150
Net realized gain (loss)	(891,865)	17,133,775
Net change in unrealized appreciation (depreciation)	(81,542,749)	39,854,121
Net increase (decrease) in net assets resulting from operations	(80,174,246)	61,736,046
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,157,102)
Service Class	—	(19,744,717)
	—	(21,901,819)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,791,767	4,956,593
Service Class	11,009,643	29,421,475
Reinvestment of dividends and distributions:
Standard Class	—	2,157,102
Service Class	—	19,744,717
	15,801,410	56,279,887
Cost of shares redeemed:
Standard Class	(1,914,604)	(5,948,494)
Service Class	(25,353,784)	(66,605,436)
	(27,268,388)	(72,553,930)
Decrease in net assets derived from capital share transactions	(11,466,978)	(16,274,043)
NET INCREASE (DECREASE) IN NET ASSETS	(91,641,224)	23,560,184
NET ASSETS:
Beginning of period	551,584,357	528,024,173
End of period	$459,943,133	$551,584,357
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–5

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 13.578	$ 12.586	$ 12.526	$ 10.843	$ 11.390	$ 10.112
Income (loss) from investment operations:
Net investment income[2]	0.076	0.161	0.187	0.275	0.240	0.197
Net realized and unrealized gain (loss)	(2.047)	1.426	0.060	1.682	(0.583)	1.255
Total from investment operations	(1.971)	1.587	0.247	1.957	(0.343)	1.452
Less dividends and distributions from:
Net investment income	—	(0.171)	(0.187)	(0.235)	(0.204)	(0.164)
Net realized gain	—	(0.424)	—	(0.039)	—	(0.010)
Total dividends and distributions	—	(0.595)	(0.187)	(0.274)	(0.204)	(0.174)
Net asset value, end of period	$ 11.607	$ 13.578	$ 12.586	$ 12.526	$ 10.843	$ 11.390
Total return[3]	(14.52%)	12.69%	1.98%	18.06%	(3.01%)	14.35%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 46,672	$ 51,501	$46,782	$ 32,853	$ 22,504	$ 11,131
Ratio of expenses to average net assets[4]	0.31%	0.30%	0.32%	0.32%	0.32%	0.33%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.32%	0.31%	0.32%	0.32%	0.32%	0.33%
Ratio of net investment income to average net assets	1.23% [5]	1.21%	1.55%	2.30%	2.09%	1.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.22% [5]	1.20%	1.55%	2.30%	2.09%	1.79%
Portfolio turnover	3%	6%	18%	2%	4%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–6

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 13.557	$ 12.569	$ 12.511	$ 10.837	$ 11.388	$ 10.113
Income (loss) from investment operations:
Net investment income[2]	0.054	0.114	0.144	0.233	0.199	0.158
Net realized and unrealized gain (loss)	(2.043)	1.423	0.058	1.678	(0.579)	1.252
Total from investment operations	(1.989)	1.537	0.202	1.911	(0.380)	1.410
Less dividends and distributions from:
Net investment income	—	(0.125)	(0.144)	(0.198)	(0.171)	(0.125)
Net realized gain	—	(0.424)	—	(0.039)	—	(0.010)
Total dividends and distributions	—	(0.549)	(0.144)	(0.237)	(0.171)	(0.135)
Net asset value, end of period	$ 11.568	$ 13.557	$ 12.569	$ 12.511	$ 10.837	$ 11.388
Total return[3]	(14.67%)	12.31%	1.62%	17.64%	(3.34%)	13.95%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 413,271	$500,084	$481,243	$474,383	$326,656	$213,738
Ratio of expenses to average net assets[4]	0.66%	0.65%	0.67%	0.67%	0.67%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.67%	0.66%	0.67%	0.67%	0.67%	0.68%
Ratio of net investment income to average net assets	0.88% [5]	0.86%	1.20%	1.95%	1.74%	1.44%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.87% [5]	0.85%	1.20%	1.95%	1.74%	1.44%
Portfolio turnover	3%	6%	18%	2%	4%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–7

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at http://www.sec.gov.
The Fund’s investment objective is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
 Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–8

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Milliman Financial Risk Management LLC (“Milliman”) is responsible for managing the Fund’s managed risk strategy. For these services, LIAC, not the Fund, pays Milliman a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$17,012
Legal	3,037
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,473 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–9

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$ 93,299
Distribution fees payable to LFD	119,769
Printing and mailing fees payable to Lincoln Life	1,847
Shareholder servicing fees payable to Lincoln Life	11,044
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$14,826,416
Sales	31,661,184
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$605,153,588
Aggregate unrealized appreciation of investments and derivatives	$ 74,326,120
Aggregate unrealized depreciation of investments and derivatives	(14,800,244)
Net unrealized appreciation of investments and derivatives	$ 59,525,876
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–10

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$450,232,681	$—	$—	$450,232,681
Derivatives:
Assets:
Futures Contracts	$ 1,861,068	$—	$—	$ 1,861,068
Liabilities:
Futures Contract	$ (82,998)	$—	$—	$ (82,998)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	384,068	374,148
Service Class	890,682	2,219,397
Shares reinvested:
Standard Class	—	160,044
Service Class	—	1,470,794
	1,274,750	4,224,383
Shares redeemed:
Standard Class	(155,886)	(458,213)
Service Class	(2,054,683)	(5,088,740)
	(2,210,569)	(5,546,953)
Net decrease	(935,819)	(1,322,570)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–11

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$1,673,992	Receivables and other assets net of liabilities	$(82,998)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	187,076	Receivables and other assets net of liabilities	—
Total		$1,861,068		$(82,998)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ (411,842)	$1,247,913
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(307,456)	174,727
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,151,636)	—
Total		$(1,870,934)	$1,422,640
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$25,291,532	$46,151,406
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–12

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–13

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–14

LVIP BlackRock Global Real Estate Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP BlackRock Global Real Estate Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Global Real Estate Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$771.00	0.80%	$3.51
Service Class Shares	1,000.00	770.10	1.05%	4.61
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.80	0.80%	$4.01
Service Class Shares	1,000.00	1,019.60	1.05%	5.26

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Global Real Estate Fund–1

LVIP BlackRock Global Real Estate Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Security Type/Country	Percentage of Net Assets
Common Stock	97.61%
Australia	4.27%
Belgium	1.40%
Canada	2.90%
China	1.06%
France	1.20%
Germany	4.16%
Hong Kong	6.95%
Japan	7.83%
Malta	0.00%
Republic of Korea	0.56%
Singapore	1.95%
Spain	1.93%
Sweden	0.98%
Switzerland	0.52%
United Kingdom	4.54%
United States	57.36%
Money Market Fund	2.06%
Total Investments	99.67%
Receivables and Other Assets Net of Liabilities	0.33%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Diversified Real Estate Activities	6.09%
Diversified REITs	2.25%
Diversified Support Services	0.00%
Health Care Facilities	0.45%
Health Care REITs	6.27%
Hotel & Resort REITs	2.35%
Industrial REITs	15.10%
Integrated Telecommunication Services	1.25%
Internet Services & Infrastructure	2.06%
Office REITs	11.87%
Real Estate Development	0.96%
Real Estate Operating Companies	9.34%
Residential REITs	12.55%
Retail REITs	8.91%
Specialized REITs	18.16%
Total	97.61%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Prologis, Inc.	4.97%
Equinix, Inc.	3.86%
Vonovia SE	3.04%
AvalonBay Communities, Inc.	2.85%
Welltower, Inc.	2.74%
VICI Properties, Inc.	2.65%
Extra Space Storage, Inc.	2.56%
UDR, Inc.	2.37%
Sun Communities, Inc.	2.29%
Public Storage	2.19%
Total	29.52%
LVIP BlackRock Global Real Estate Fund–2

LVIP BlackRock Global Real Estate Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.61%
Australia–4.27%
Centuria Capital Group	1,854,937	$ 2,321,171
Dexus	230,286	1,416,134
Goodman Group	350,471	4,327,521
GPT Group	410,138	1,198,704
National Storage REIT	1,408,952	2,090,232
†NEXTDC Ltd.	470,100	3,459,909
		14,813,671
Belgium–1.40%
VGP NV	11,668	1,861,292
Warehouses De Pauw CVA	94,620	2,985,652
		4,846,944
Canada–2.90%
Allied Properties Real Estate Investment Trust	211,407	5,451,055
Summit Industrial Income REIT	346,740	4,609,013
		10,060,068
China–1.06%
†GDS Holdings Ltd. Class A	878,885	3,695,878
		3,695,878
France–1.20%
Cromwell European Real Estate Investment Trust	945,802	1,932,749
Klepierre SA	115,427	2,233,740
		4,166,489
Germany–4.16%
Aroundtown SA	1,213,059	3,879,843
Vonovia SE	341,567	10,568,238
		14,448,081
Hong Kong–6.95%
CK Asset Holdings Ltd.	466,500	3,314,629
†ESR Group Ltd.	1,868,800	5,067,533
Hongkong Land Holdings Ltd.	248,200	1,246,494
Link REIT	451,100	3,686,101
New World Development Co. Ltd.	897,250	3,232,014
Sun Hung Kai Properties Ltd.	450,500	5,333,944
Swire Properties Ltd.	225,800	562,159
Wharf Real Estate Investment Co. Ltd.	351,000	1,676,104
		24,118,978
Japan–7.83%
GLP J-Reit	907	1,111,491
Hulic Co. Ltd.	527,000	4,087,543
Invincible Investment Corp.	1,032	303,986
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Japan Hotel REIT Investment Corp.	945	$ 473,848
Kenedix Office Investment Corp.	1,038	5,220,139
Mitsui Fudosan Logistics Park, Inc.	597	2,258,659
Nippon Building Fund, Inc.	672	3,353,761
Orix JREIT, Inc.	2,133	2,897,856
Sumitomo Realty & Development Co. Ltd.	283,700	7,489,309
		27,196,592
Malta–0.00%
=†πAZ BGP Holdings	4,536,115	0
		0
Republic of Korea–0.56%
ESR Kendall Square REIT Co. Ltd.	451,297	1,956,537
		1,956,537
Singapore–1.95%
CapitaLand Integrated Commercial Trust	2,182,900	3,412,352
Capitaland Investment Ltd.	1,213,300	3,339,389
		6,751,741
Spain–1.93%
Cellnex Telecom SA	111,297	4,331,475
Merlin Properties Socimi SA	243,564	2,358,756
		6,690,231
Sweden–0.98%
Castellum AB	265,123	3,417,765
		3,417,765
Switzerland–0.52%
PSP Swiss Property AG	16,196	1,803,165
		1,803,165
United Kingdom–4.54%
Derwent London PLC	109,677	3,496,905
Great Portland Estates PLC	358,559	2,510,837
Segro PLC	398,600	4,758,395
Tritax Big Box REIT PLC	1,082,790	2,399,421
UNITE Group PLC	200,633	2,607,943
		15,773,501
United States–57.36%
Agree Realty Corp.	66,719	4,812,441
Alexandria Real Estate Equities, Inc.	34,118	4,948,134
LVIP BlackRock Global Real Estate Fund–3

LVIP BlackRock Global Real Estate Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
American Tower Corp.	14,236	$ 3,638,579
AvalonBay Communities, Inc.	51,023	9,911,218
Boston Properties, Inc.	53,359	4,747,884
†Brookdale Senior Living, Inc.	344,733	1,565,088
Cousins Properties, Inc.	102,002	2,981,518
Digital Realty Trust, Inc.	21,235	2,756,940
EPR Properties	124,700	5,852,171
Equinix, Inc.	20,390	13,396,638
Extra Space Storage, Inc.	52,325	8,901,529
Federal Realty OP LP	23,182	2,219,445
Host Hotels & Resorts, Inc.	286,296	4,489,121
Hudson Pacific Properties, Inc.	83,489	1,238,977
Invitation Homes, Inc.	210,642	7,494,642
Medical Properties Trust, Inc.	64,867	990,519
Mid-America Apartment Communities, Inc.	42,257	7,381,030
Outfront Media, Inc.	395,087	6,696,725
Physicians Realty Trust	307,657	5,368,615
Prologis, Inc.	146,680	17,256,949
Public Storage	24,368	7,619,143
Regency Centers Corp.	58,326	3,459,315
Rexford Industrial Realty, Inc.	125,017	7,199,729
†Ryman Hospitality Properties, Inc.	37,719	2,867,776
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
SBA Communications Corp.	9,150	$ 2,928,457
Simon Property Group, Inc.	67,021	6,361,633
SL Green Realty Corp.	64,398	2,971,968
Spirit Realty Capital, Inc.	125,418	4,738,292
STAG Industrial, Inc.	115,342	3,561,761
Sun Communities, Inc.	49,946	7,959,395
UDR, Inc.	178,900	8,236,556
Ventas, Inc.	114,663	5,897,118
VICI Properties, Inc.	309,141	9,209,310
Welltower, Inc.	115,492	9,510,766
		199,169,382
Total Common Stock (Cost $315,401,910)		338,909,023

MONEY MARKET FUND–2.06%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 1.43%)	7,139,895	7,139,895
Total Money Market Fund (Cost $7,139,895)		7,139,895

TOTAL INVESTMENTS–99.67% (Cost $322,541,805)	346,048,918
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	1,156,744
NET ASSETS APPLICABLE TO 45,088,096 SHARES OUTSTANDING–100.00%	$347,205,662
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL REAL ESTATE FUND STANDARD CLASS ($260,313,634 / 33,672,594 Shares)	$7.731
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL REAL ESTATE FUND SERVICE CLASS ($86,892,028 / 11,415,502 Shares)	$7.612
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$343,930,027
Distributable earnings/(accumulated loss)	3,275,635
TOTAL NET ASSETS	$347,205,662

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
LVIP BlackRock Global Real Estate Fund–4

LVIP BlackRock Global Real Estate Fund
Statement of Net Assets (continued)
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2022, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Security
Investment	Date of Acquisition	Cost	Value
AZ BGP Holdings	8/19/2009	$ 0	$ 0
Total		$—	$—

★ Includes $661,916 payable for securities purchased, $82,910 payable for fund shares redeemed, $110,223 other accrued expenses payable and $230,485 due to manager and affiliates as of June 30, 2022.

The following foreign currency exchange contracts and swap contracts were outstanding at June 30, 2022:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	EUR	226,000	USD	(239,425)	7/8/22	$ —	$ (2,468)
BCLY	EUR	(58,000)	USD	61,003	7/8/22	191	—
BCLY	GBP	144,000	USD	(178,998)	7/8/22	—	(3,690)
BCLY	GBP	(259,000)	USD	322,516	7/8/22	7,205	—
BCLY	GBP	143,000	USD	(172,555)	7/8/22	1,535	—
BCLY	HKD	5,071,000	USD	(646,966)	7/8/22	—	(542)
BCLY	HKD	1,423,000	USD	(181,389)	7/8/22	7	—
BCLY	SEK	(7,382,000)	USD	730,845	7/8/22	9,045	—
BOA	AUD	(67,000)	USD	46,608	7/8/22	361	—
BOA	AUD	269,000	USD	(186,429)	7/8/22	—	(747)
BOA	AUD	(1,479,000)	USD	1,017,026	7/8/22	—	(3,880)
BOA	CAD	2,404,000	USD	(1,904,508)	7/8/22	—	(36,818)
BOA	CAD	(64,000)	USD	49,341	7/8/22	—	(381)
BOA	CHF	4,310,000	USD	(4,649,626)	7/8/22	—	(132,814)
BOA	EUR	502,000	USD	(535,275)	7/8/22	—	(8,936)
BOA	EUR	(375,000)	USD	399,230	7/8/22	6,051	—
BOA	EUR	(3,000)	USD	3,135	7/8/22	—	(10)
BOA	GBP	582,000	USD	(729,509)	7/8/22	—	(20,974)
BOA	GBP	(24,000)	USD	29,741	7/8/22	523	—
BOA	HKD	(5,297,000)	USD	675,864	7/8/22	629	—
BOA	HKD	4,274,000	USD	(545,296)	7/8/22	—	(468)
BOA	JPY	(140,429,257)	USD	1,104,094	7/8/22	68,632	—
BOA	JPY	108,382,000	USD	(817,069)	7/8/22	—	(17,910)
BOA	SEK	49,377,000	USD	(5,217,020)	7/8/22	—	(389,020)
BOA	SEK	(883,000)	USD	90,323	7/8/22	3,985	—
CITI	AUD	(5,062,000)	USD	3,557,820	7/8/22	63,687	—
CITI	CAD	(46,000)	USD	35,499	7/8/22	—	(239)
CITI	EUR	(37,000)	USD	39,066	7/8/22	272	—
CITI	ILS	(702,000)	USD	203,603	7/8/22	2,560	—
CITI	NOK	4,018,000	USD	(455,957)	7/8/22	—	(47,983)
CITI	SGD	1,280,000	USD	(929,157)	7/8/22	—	(7,834)
DB	AUD	(127,000)	USD	90,082	7/8/22	2,418	—
DB	CAD	357,000	USD	(282,161)	7/8/22	—	(4,804)
DB	CAD	(225,000)	USD	174,550	7/8/22	—	(254)
DB	CAD	(387,000)	USD	306,057	7/8/22	5,393	—
DB	EUR	(1,461,000)	USD	1,545,578	7/8/22	13,748	—
DB	EUR	(35,000)	USD	36,564	7/8/22	—	(133)
DB	GBP	1,429,000	USD	(1,829,997)	7/8/22	—	(90,312)
DB	GBP	(398,000)	USD	499,250	7/8/22	14,719	—
DB	JPY	(72,297,000)	USD	556,647	7/8/22	23,562	—
DB	JPY	342,974,000	USD	(2,639,090)	7/8/22	—	(110,157)
DB	SEK	1,515,000	USD	(154,827)	7/8/22	—	(6,693)
GSI	EUR	816,000	USD	(855,325)	7/8/22	235	—
LVIP BlackRock Global Real Estate Fund–5

LVIP BlackRock Global Real Estate Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GSI	KRW	1,119,475,000	USD	(866,760)	7/8/22	$ 1,869	$ —
HSBC	AUD	(1,005,000)	USD	711,269	7/8/22	17,550	—
HSBC	AUD	551,000	USD	(387,481)	7/8/22	—	(7,144)
HSBC	AUD	735,000	USD	(506,126)	7/8/22	1,221	—
HSBC	CAD	(119,000)	USD	92,084	7/8/22	—	(369)
HSBC	CHF	(2,606,000)	USD	2,711,501	7/8/22	—	(19,546)
HSBC	EUR	220,000	USD	(228,920)	7/8/22	1,746	—
HSBC	EUR	472,000	USD	(497,682)	7/8/22	—	(2,799)
HSBC	EUR	(80,000)	USD	84,333	7/8/22	454	—
HSBC	GBP	1,363,000	USD	(1,714,515)	7/8/22	—	(55,180)
HSBC	HKD	(50,350,000)	USD	6,426,051	7/8/22	7,686	—
HSBC	JPY	181,556,000	USD	(1,420,221)	7/8/22	—	(81,511)
HSBC	JPY	(228,044,000)	USD	1,794,915	7/8/22	113,423	—
HSBC	NZD	2,181,000	USD	(1,486,346)	7/8/22	—	(124,246)
HSBC	SEK	(6,804,000)	USD	688,458	7/8/22	23,175	—
HSBC	SGD	(2,198,000)	USD	1,598,161	7/8/22	16,077	—
HSBC	SGD	376,000	USD	(271,339)	7/8/22	—	(701)
JPMC	AUD	1,300,000	USD	(911,388)	7/8/22	—	(14,040)
JPMC	AUD	(411,000)	USD	294,432	7/8/22	10,733	—
JPMC	CAD	(229,000)	USD	181,318	7/8/22	3,406	—
JPMC	EUR	667,000	USD	(719,551)	7/8/22	—	(20,214)
JPMC	EUR	(14,000)	USD	14,593	7/8/22	—	(85)
JPMC	GBP	997,000	USD	(1,260,622)	7/8/22	—	(46,861)
JPMC	GBP	(362,000)	USD	452,930	7/8/22	12,226	—
JPMC	GBP	4,000	USD	(4,857)	7/8/22	13	—
JPMC	HKD	21,775,000	USD	(2,776,823)	7/8/22	—	(1,055)
JPMC	HKD	(12,669,000)	USD	1,614,587	7/8/22	—	(394)
JPMC	JPY	163,961,000	USD	(1,271,885)	7/8/22	—	(62,912)
JPMC	JPY	(115,780,000)	USD	849,173	7/8/22	—	(4,536)
JPMC	NOK	(2,289,000)	USD	235,249	7/8/22	2,832	—
JPMC	SEK	(15,908,000)	USD	1,607,468	7/8/22	52,010	—
SCB	AUD	6,992,000	USD	(5,194,525)	7/8/22	—	(368,173)
SCB	AUD	(1,084,000)	USD	768,290	7/8/22	20,040	—
SCB	CAD	(124,000)	USD	97,947	7/8/22	1,611	—
SCB	CAD	471,000	USD	(367,571)	7/8/22	—	(1,647)
SCB	CAD	37,000	USD	(28,533)	7/8/22	212	—
SCB	EUR	6,747,000	USD	(7,238,158)	7/8/22	—	(164,056)
SCB	EUR	(1,611,000)	USD	1,701,439	7/8/22	12,337	—
SCB	EUR	770,000	USD	(805,380)	7/8/22	1,951	—
SCB	GBP	444,000	USD	(548,596)	7/8/22	—	(8,065)
SCB	GBP	(607,000)	USD	758,550	7/8/22	19,579	—
SCB	HKD	13,495,000	USD	(1,721,022)	7/8/22	—	(747)
SCB	JPY	(88,745,000)	USD	684,220	7/8/22	29,855	—
SCB	JPY	842,343,000	USD	(6,408,027)	7/8/22	—	(196,975)
SCB	SEK	919,000	USD	(92,418)	7/8/22	—	(2,559)
SCB	SGD	(622,000)	USD	448,554	7/8/22	848	—
SSB	AUD	(5,173,000)	USD	3,777,891	7/8/22	207,136	—
SSB	AUD	54,000	USD	(37,935)	7/8/22	—	(661)
SSB	CAD	(1,812,000)	USD	1,414,141	7/8/22	6,381	—
SSB	EUR	(19,742,000)	USD	21,533,621	7/8/22	834,512	—
SSB	EUR	903,000	USD	(967,540)	7/8/22	—	(20,762)
SSB	EUR	1,000	USD	(1,047)	7/8/22	1	—
SSB	GBP	(3,735,000)	USD	4,834,445	7/8/22	287,403	—
SSB	GBP	58,000	USD	(70,078)	7/8/22	532	—
SSB	HKD	12,917,000	USD	(1,650,646)	7/8/22	—	(4,053)
SSB	HKD	(20,100,000)	USD	2,561,804	7/8/22	—	(443)
SSB	JPY	(258,955,000)	USD	2,041,078	7/8/22	131,662	—
SSB	SEK	3,223,000	USD	(325,370)	7/8/22	—	(10,230)
SSB	SGD	12,659,000	USD	(9,268,762)	7/8/22	—	(157,013)
SSB	SGD	(4,420,000)	USD	3,224,687	7/8/22	43,241	—
LVIP BlackRock Global Real Estate Fund–6

LVIP BlackRock Global Real Estate Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
UBS	AUD	(869,000)	USD	623,649	7/8/22	$ 23,806	$ —
UBS	AUD	1,534,000	USD	(1,090,695)	7/8/22	—	(31,825)
UBS	CAD	(507,000)	USD	395,884	7/8/22	1,991	—
UBS	CAD	431,000	USD	(336,685)	7/8/22	—	(1,837)
UBS	CAD	(661,000)	USD	510,296	7/8/22	—	(3,239)
UBS	EUR	2,415,000	USD	(2,558,922)	7/8/22	—	(26,842)
UBS	EUR	(466,000)	USD	505,384	7/8/22	16,792	—
UBS	EUR	(43,000)	USD	45,072	7/8/22	—	(12)
UBS	GBP	247,000	USD	(310,755)	7/8/22	—	(10,054)
UBS	GBP	89,000	USD	(107,659)	7/8/22	691	—
UBS	HKD	(55,644,000)	USD	7,107,513	7/8/22	14,296	—
UBS	ILS	3,327,000	USD	(1,038,008)	7/8/22	—	(85,199)
UBS	JPY	291,771,000	USD	(2,198,412)	7/8/22	—	(47,026)
UBS	JPY	(28,557,000)	USD	209,489	7/8/22	—	(1,077)
UBS	KRW	(4,061,345,000)	USD	3,303,391	7/8/22	152,090	—
UBS	KRW	598,720,000	USD	(470,188)	7/8/22	—	(5,626)
UBS	SEK	(3,336,000)	USD	332,391	7/8/22	6,202	—
Total Foreign Currency Exchange Contracts						$2,302,348	$(2,476,781)
Swap Contract1
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[2]	Termination Date[3]	Notional Amount[4]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Long Equities
United States
GSI - Equinix, Inc. - Monthly	3,415	0.83%	7/13/2022	2,189,869	$53,855	$53,855	$—
Total CFD Swap Contract						$53,855	$—
The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-25 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest is the Federal Funds Rate.
[3] Date reflected is the next payment date. Contracts have an open-ended maturity date.
[4] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
AUD–Australian Dollar
BCLY–Barclays Bank
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
CVA–Dutch Certificate
DB–Deutsche Bank
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
LVIP BlackRock Global Real Estate Fund–7

LVIP BlackRock Global Real Estate Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
ILS–Israeli Shekel
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
NOK–Norwegian Krone
NZD–New Zealand Dollar
REIT–Real Estate Investment Trust
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Real Estate Fund–8

LVIP BlackRock Global Real Estate Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 6,883,890
Interest	4,718
Foreign taxes withheld	(282,697)
6,605,911
EXPENSES:
Management fees	1,457,823
Distribution fees-Service Class	127,131
Custodian fees	84,403
Accounting and administration expenses	67,227
Shareholder servicing fees	61,399
Professional fees	19,735
Trustees’ fees and expenses	6,823
Reports and statements to shareholders	5,773
Pricing fees	4,304
Consulting fees	1,299
Other	25,099
1,861,016
Less:
Management fees waived	(33,570)
Total operating expenses	1,827,446
NET INVESTMENT INCOME	4,778,465
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(5,585,836)
Foreign currencies	(158,416)
Foreign currency exchange contracts	974,521
Swap contracts	(738,993)
Net realized loss	(5,508,724)
Net change in unrealized appreciation (depreciation) of:
Investments	(106,729,956)
Foreign currencies	(16,794)
Foreign currency exchange contracts	(365,606)
Swap contracts	(87,158)
Net change in unrealized appreciation (depreciation)	(107,199,514)
NET REALIZED AND UNREALIZED LOSS	(112,708,238)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(107,929,773)
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Real Estate Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,778,465	$ 11,273,549
Net realized gain (loss)	(5,508,724)	55,986,469
Net change in unrealized appreciation (depreciation)	(107,199,514)	46,932,032
Net increase (decrease) in net assets resulting from operations	(107,929,773)	114,192,050
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(36,784,610)
Service Class	—	(11,444,271)
	—	(48,228,881)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	16,793,925	25,075,114
Service Class	7,652,094	13,957,664
Reinvestment of dividends and distributions:
Standard Class	—	36,784,610
Service Class	—	11,444,271
	24,446,019	87,261,659
Cost of shares redeemed:
Standard Class	(47,112,429)	(72,734,396)
Service Class	(10,575,776)	(26,192,458)
	(57,688,205)	(98,926,854)
Decrease in net assets derived from capital share transactions	(33,242,186)	(11,665,195)
NET INCREASE (DECREASE) IN NET ASSETS	(141,171,959)	54,297,974
NET ASSETS:
Beginning of period	488,377,621	434,079,647
End of period	$ 347,205,662	$488,377,621
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Real Estate Fund–9

LVIP BlackRock Global Real Estate Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Real Estate Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19 [2]	12/31/18	12/31/17
Net asset value, beginning of period	$ 10.027	$ 8.712	$ 9.769	$ 8.456	$ 9.587	$ 9.024
Income (loss) from investment operations:
Net investment income[3]	0.104	0.246	0.176	0.212	0.207	0.229
Net realized and unrealized gain (loss)	(2.400)	2.146	(0.458)	1.871	(0.986)	0.746
Total from investment operations	(2.296)	2.392	(0.282)	2.083	(0.779)	0.975
Less dividends and distributions from:
Net investment income	—	(0.687)	(0.464)	(0.355)	(0.352)	(0.412)
Net realized gain	—	(0.390)	(0.311)	(0.415)	—	—
Total dividends and distributions	—	(1.077)	(0.775)	(0.770)	(0.352)	(0.412)
Net asset value, end of period	$ 7.731	$ 10.027	$ 8.712	$ 9.769	$ 8.456	$ 9.587
Total return[4]	(22.90%)	28.02%	(2.21%)	24.92%	(8.34%)	10.87%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 260,314	$372,538	$332,627	$426,116	$382,835	$296,649
Ratio of expenses to average net assets	0.80%	0.79%	0.81%	0.76%	0.78%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.82%	0.81%	0.83%	0.77%	0.79%	0.78%
Ratio of net investment income to average net assets	2.32%	2.47%	2.09%	2.21%	2.25%	2.44%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.30%	2.45%	2.07%	2.20%	2.24%	2.44%
Portfolio turnover	43%	77%	120%	155%	116%	89%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective Feburary 11, 2019, BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio, replacing CBRE Clarion Securities LLC.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Real Estate Fund–10

LVIP BlackRock Global Real Estate Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Real Estate Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19 [2]	12/31/18	12/31/17
Net asset value, beginning of period	$ 9.885	$ 8.602	$ 9.658	$ 8.367	$ 9.489	$ 8.937
Income (loss) from investment operations:
Net investment income[3]	0.091	0.218	0.153	0.191	0.182	0.203
Net realized and unrealized gain (loss)	(2.364)	2.117	(0.454)	1.844	(0.976)	0.738
Total from investment operations	(2.273)	2.335	(0.301)	2.035	(0.794)	0.941
Less dividends and distributions from:
Net investment income	—	(0.662)	(0.444)	(0.329)	(0.328)	(0.389)
Net realized gain	—	(0.390)	(0.311)	(0.415)	—	—
Total dividends and distributions	—	(1.052)	(0.755)	(0.744)	(0.328)	(0.389)
Net asset value, end of period	$ 7.612	$ 9.885	$ 8.602	$ 9.658	$ 8.367	$ 9.489
Total return[4]	(22.99%)	27.69%	(2.45%)	24.60%	(8.57%)	10.58%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 86,892	$115,839	$101,452	$107,442	$ 97,581	$116,005
Ratio of expenses to average net assets	1.05%	1.04%	1.06%	1.01%	1.03%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.07%	1.06%	1.08%	1.02%	1.04%	1.03%
Ratio of net investment income to average net assets	2.07%	2.22%	1.84%	1.96%	2.00%	2.19%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.05%	2.20%	1.82%	1.95%	1.99%	2.19%
Portfolio turnover	43%	77%	120%	155%	116%	89%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective Feburary 11, 2019, BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio, replacing CBRE Clarion Securities LLC.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Real Estate Fund–11

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Real Estate Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek total return through a combination of current income and long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Contract for differences are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP BlackRock Global Real Estate Fund–12

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2022, the value and cost of foreign currency held by the LVIP BlackRock Global Real Estate Fund is $113,537 and $113,733 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2022.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.730% of the first $250 million of the Fund’s average daily net assets; and 0.630% of the Fund’s average daily net assets in excess of $250 million.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.02% of the first $250 million of the Fund’s average daily net assets; 0.01% of the next $500 million; and 0.00% of the Fund’s average daily net assets in excess of $750 million.
 The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$14,747
Legal	2,633
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP BlackRock Global Real Estate Fund–13

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,533 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$201,058
Distribution fees payable to LFD	18,355
Printing and mailing fees payable to Lincoln Life	2,533
Shareholder servicing fees payable to Lincoln Life	8,539
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$179,290,323
Sales	208,413,849
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$322,541,805
Aggregate unrealized appreciation of investments and derivatives	$ 58,030,964
Aggregate unrealized depreciation of investments and derivatives	(34,644,429)
Net unrealized appreciation of investments and derivatives	$ 23,386,535
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP BlackRock Global Real Estate Fund–14

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ —	$ 14,813,671	$—	$ 14,813,671
Belgium	—	4,846,944	—	4,846,944
Canada	10,060,068	—	—	10,060,068
China	—	3,695,878	—	3,695,878
France	1,932,749	2,233,740	—	4,166,489
Germany	—	14,448,081	—	14,448,081
Hong Kong	—	24,118,978	—	24,118,978
Japan	—	27,196,592	—	27,196,592
Malta	—	—	—*	—
Republic of Korea	—	1,956,537	—	1,956,537
Singapore	—	6,751,741	—	6,751,741
Spain	—	6,690,231	—	6,690,231
Sweden	—	3,417,765	—	3,417,765
Switzerland	—	1,803,165	—	1,803,165
United Kingdom	—	15,773,501	—	15,773,501
United States	199,169,382	—	—	199,169,382
Money Market Fund	7,139,895	—	—	7,139,895
Total Investments	$218,302,094	$127,746,824	$—	$346,048,918
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$ 2,302,348	$—	$ 2,302,348
Swap Contract	$—	$ 53,855	$—	$ 53,855
Liabilities:
Foreign Currency Exchange Contracts	$—	$(2,476,781)	$—	$(2,476,781)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
As a result of utilizing International fair value pricing at June 30, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
During the six months ended June 30, 2022, there were no material transfers to or from Level 3 investments.
LVIP BlackRock Global Real Estate Fund–15

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	1,864,737	2,503,716
Service Class	874,155	1,409,177
Shares reinvested:
Standard Class	—	3,756,901
Service Class	—	1,184,982
	2,738,892	8,854,776
Shares redeemed:
Standard Class	(5,347,390)	(7,283,630)
Service Class	(1,177,886)	(2,668,613)
	(6,525,276)	(9,952,243)
Net decrease	(3,786,384)	(1,097,467)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2022, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Contracts for Difference — The Fund may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. The seller may require the Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded
LVIP BlackRock Global Real Estate Fund–16

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
over-the-counter. CFDs are not registered with the U.S. Securities and Exchange Commission or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Periodic payments made or received are recorded as realized gains or losses.
During the six months ended June 30, 2022, the Fund used contracts for difference to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$2,302,348	Receivables and other assets net of liabilities	$(2,476,781)
Swap contracts (Equity contracts)	Receivables and other assets net of liabilities	53,855	Receivables and other assets net of liabilities	—
Total		$2,356,203		$(2,476,781)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ 974,521	$(365,606)
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(738,993)	(87,158)
Total		$ 235,528	$(452,764)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$61,734,221	$66,896,176
Contracts for difference swap contract (average notional volume)	488	—
LVIP BlackRock Global Real Estate Fund–17

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
At June 30, 2022, the Fund received cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Goldman Sachs International	$ 30,000
UBS AG	170,000
Total	$200,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2022, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$ 80,181	$ (611,958)	$ (531,777)
Barclays Bank PLC	17,983	(6,700)	11,283
Citigroup Global Markets	66,519	(56,056)	10,463
Deutsche Bank	59,840	(212,353)	(152,513)
Goldman Sachs International	55,959	—	55,959
Hong Kong Shanghai Bank	181,332	(291,496)	(110,164)
JPMorgan Chase Bank	81,220	(150,097)	(68,877)
Standard Chartered Bank	86,433	(742,222)	(655,789)
State Street Bank & Trust Company	1,510,868	(193,162)	1,317,706
UBS AG	215,868	(212,737)	3,131
Total	$2,356,203	$(2,476,781)	$ (120,578)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$ (531,777)	$—	$ —	$—	$—	$ (531,777)
Barclays Bank PLC	11,283	—	—	—	—	11,283
Citigroup Global Markets	10,463	—	—	—	—	10,463
Deutsche Bank	(152,513)	—	—	—	—	(152,513)
Goldman Sachs International	55,959	—	(30,000)	—	—	25,959
Hong Kong Shanghai Bank	(110,164)	—	—	—	—	(110,164)
JPMorgan Chase Bank	(68,877)	—	—	—	—	(68,877)
Standard Chartered Bank	(655,789)	—	—	—	—	(655,789)
State Street Bank & Trust Company	1,317,706	—	—	—	—	1,317,706
UBS AG	3,131	—	(3,131)	—	—	—
Total	$ (120,578)	$—	$(33,131)	$—	$—	$ (153,709)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
LVIP BlackRock Global Real Estate Fund–18

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Real Estate Fund–19

LVIP BlackRock Global Real Estate Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock Global Real Estate Fund–20

LVIP BlackRock Inflation Protected Bond Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2022

LVIP BlackRock Inflation Protected Bond Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Inflation Protected Bond Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2022 to June 30, 2022

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*

Actual
Standard Class Shares	$1,000.00	$967.10	0.49%	$2.39
Service Class Shares	1,000.00	965.80	0.74%	3.61

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.40	0.49%	$2.46
Service Class Shares	1,000.00	1,021.10	0.74%	3.71

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund

Security Type/Sector Allocation and Credit Quality Ratings (unaudited)

As of June 30, 2022

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Agency Mortgage-Backed Securities	7.68%

Corporate Bond	0.01%

Non-Agency Asset-Backed Securities	1.43%

Non-Agency Collateralized Mortgage Obligations	0.01%

Non-Agency Commercial Mortgage-Backed Securities	0.13%

Sovereign Bonds	39.66%

Australia	0.90%

Canada	0.81%

Colombia	0.21%

Denmark	0.35%

France	9.26%

Germany	4.91%

Italy	4.99%

Japan	4.24%

Mexico	0.21%

New Zealand	0.37%

Spain	2.80%

Sweden	0.97%

United Kingdom	9.64%

U.S. Treasury Obligations	58.03%

Money Market Fund	0.19%

Options Purchased	0.36%

Total Investments	107.50%

Options Written	(1.05%)

Liabilities Net of Receivables and Other Assets	(6.45%)

Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#

U.S. Government	61.44%

AAA	7.38%

AA	16.30%

A	5.02%

BBB	6.66%

Non-Rated	3.20%

Total	100.00%

#

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets

June 30, 2022 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–7.68%
Fannie Mae S.F. 30 yr TBA
3.00% 7/14/52	32,473,000	$30,237,945
3.00% 8/11/52	51,700,000	48,081,000
3.50% 7/14/52	42,193,000	40,574,503

Total Agency Mortgage-Backed Securities (Cost $119,132,308)		118,893,448

ΔCORPORATE BOND–0.01%
United States–0.01%
Verizon Communications, Inc. 2.36% 3/15/32	170,000	140,954

Total Corporate Bond (Cost $142,605)		140,954

NON-AGENCY ASSET-BACKED SECURITIES–1.43%
AMSR Trust Series 2022-SFR1 X2 4.39% 3/17/39	2,500,000	2,327,704
FirstKey Homes Trust
Series 2022-SFR1 E1 5.00% 5/17/39	2,500,000	2,325,471
Series 2022-SFR1 E2 5.00% 5/17/39	2,500,000	2,290,329
Series 2022-SFR2 D 4.50% 7/17/39	2,000,000	1,889,776
Progress Residential Trust
Series 2019-SFR4 E 3.44% 10/17/36	810,893	786,503
Series 2021-SFR8 E1 2.38% 10/17/38	2,500,000	2,119,429
Series 2022-SFR3 E2 5.60% 4/17/39	968,000	920,426
Series 2022-SFR4 D 5.59% 5/17/41	2,500,000	2,451,691
Series 2022-SFR5 D 5.73% 6/17/39	2,500,000	2,500,528
Tricon Residential Trust
Series 2022-SFR1 E1 5.34% 4/17/39	1,500,000	1,437,141
Series 2022-SFR1 E2 5.74% 4/17/39	600,000	575,038
=Series 2022-SFR2 D 6.23% 7/17/40	2,500,000	2,499,899

Total Non-Agency Asset-Backed Securities (Cost $22,465,339)		22,123,935

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.01%
ABN Amro Mortgage Corp. Series 2003-4 A4 5.50% 3/25/33	13,795	13,512
♦CHL Mortgage Pass-Through Trust Series 2004-5 2A4 5.50% 5/25/34	32,972	31,553

		Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
♦WaMu Mortgage Pass-Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33		52,388	$51,183

Total Non-Agency Collateralized Mortgage Obligations (Cost $101,837)			96,248

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.13%
BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36		930,000	893,892
•Irvine Core Office Trust Series 2013-IRV A2 3.28% 5/15/48		798,000	792,429
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.92% 2/15/46		357,000	356,057

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $2,106,835)			2,042,378

ΔSOVEREIGN BONDS–39.66%
Australia–0.90%
Australia Government Bonds
0.75% 11/21/27	AUD	4,729,000	3,603,931
2.50% 9/20/30	AUD	4,687,000	4,543,098
3.00% 9/20/25	AUD	5,742,000	5,757,259

			13,904,288

Canada–0.81%
Canada Government Real Return Bonds
4.00% 12/1/31	CAD	6,914,688	6,760,966
4.25% 12/1/26	CAD	6,512,579	5,834,546

			12,595,512

Colombia–0.21%
Colombia Government International Bonds 3.13% 4/15/31		4,481,000	3,303,809

			3,303,809

Denmark–0.35%
Denmark I/L Government Bonds
0.10% 11/15/23	DKK	18,838,855	2,765,639
0.10% 11/15/30	DKK	18,154,767	2,682,973

			5,448,612

France–9.26%
French Republic Government Bonds O.A.T.
0.10% 3/1/25	EUR	9,663,419	10,672,411

LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
France (continued)
French Republic Government Bonds O.A.T. (continued)
0.10% 3/1/26	EUR	9,374,489	$10,424,242
0.10% 3/1/28	EUR	11,006,392	12,239,946
0.10% 3/1/29	EUR	7,873,198	8,697,907
0.10% 7/25/31	EUR	7,791,807	8,539,596
0.10% 3/1/32	EUR	3,563,801	3,938,853
0.25% 7/25/24	EUR	15,046,511	16,855,983
0.70% 7/25/30	EUR	14,283,492	16,564,016
0.75% 5/25/52	EUR	3,863,500	2,577,437
1.85% 7/25/27	EUR	18,696,588	22,618,576
2.10% 7/25/23	EUR	15,763,376	17,670,686
3.40% 7/25/29	EUR	814,017	1,119,852
3.40% 7/25/29	EUR	8,330,568	11,460,455

			143,379,960

Germany–4.91%
Deutsche Bundesrepublik Inflation-Linked Bonds
0.10% 4/15/26	EUR	48,613,115	54,324,460
0.50% 4/15/30	EUR	18,500,240	21,672,859

			75,997,319

Italy–4.99%
Italy Buoni Poliennali Del Tesoro
0.40% 5/15/30	EUR	11,046,202	11,017,355
0.65% 5/15/26	EUR	6,803,060	7,344,328
1.30% 5/15/28	EUR	13,102,687	14,286,516
2.35% 9/15/24	EUR	10,995,981	12,613,797
2.60% 9/15/23	EUR	16,655,538	18,861,676
3.10% 9/15/26	EUR	11,018,272	13,175,915

			77,299,587

Japan–4.24%
Japan Government CPI Linked Bonds
0.01% 3/10/31	JPY	575,696,250	4,484,898
0.01% 3/10/32	JPY	145,977,986	1,152,826
0.10% 9/10/23	JPY	426,345,600	3,220,845
0.10% 3/10/24	JPY	544,806,000	4,125,797
0.10% 9/10/24	JPY	753,366,900	5,727,432
0.10% 3/10/25	JPY	1,386,693,000	10,578,031
0.10% 3/10/26	JPY	1,101,492,590	8,503,932
0.10% 3/10/27	JPY	1,056,074,294	8,293,390
0.10% 3/10/28	JPY	1,035,945,664	8,032,244
0.10% 3/10/29	JPY	1,054,308,276	8,197,931
0.20% 3/10/30	JPY	420,972,552	3,358,658

			65,675,984

Mexico–0.21%
Mexico Government International Bonds 5.00% 4/27/51		3,825,000	3,175,116

			3,175,116

New Zealand–0.37%
New Zealand Government Bonds Inflation-Linked
2.00% 9/20/25	NZD	3,965,000	3,027,029

		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
New Zealand (continued)
New Zealand Government Bonds Inflation-Linked (continued)
3.00% 9/20/30	NZD	3,295,000	$2,626,796

			5,653,825

Spain–2.80%
Spain Government Bonds Inflation-Linked
0.15% 11/30/23	EUR	4,428,338	4,874,752
0.65% 11/30/27	EUR	11,139,440	12,364,372
1.00% 11/30/30	EUR	12,106,805	13,569,451
1.80% 11/30/24	EUR	10,901,380	12,570,966

			43,379,541

Sweden–0.97%
Sweden Bonds Inflation-Linked
0.13% 6/1/26	SEK	22,845,000	2,698,917
0.13% 12/1/27	SEK	17,225,000	2,037,986
0.13% 6/1/30	SEK	13,645,000	1,565,253
0.13% 6/1/32	SEK	15,915,000	2,028,066
1.00% 6/1/25	SEK	25,370,000	3,035,029
3.50% 12/1/28	SEK	20,095,000	3,601,937

			14,967,188

United Kingdom–9.64%
United Kingdom Inflation-Linked Gilt
0.13% 3/22/24	GBP	15,167,409	19,511,267
0.13% 3/22/26	GBP	12,567,167	16,456,933
0.13% 8/10/28	GBP	15,494,647	20,861,485
0.13% 3/22/29	GBP	15,704,971	21,362,931
0.13% 8/10/31	GBP	6,039,053	8,502,659
1.25% 11/22/27	GBP	17,611,626	24,921,391
2.50% 7/17/24	GBP	4,922,000	22,211,912
4.13% 7/22/30	GBP	3,494,000	15,344,780

			149,173,358

Total Sovereign Bonds (Cost $679,865,863)			613,954,099

U.S. TREASURY OBLIGATIONS–58.03%
U.S. Treasury Inflation Indexed Bonds
0.13% 7/15/24		36,023,821	36,368,580
0.13% 10/15/24		28,611,023	28,786,116
0.13% 4/15/25		28,711,722	28,725,742
0.13% 10/15/25		7,876,121	7,869,968
0.13% 4/15/26		31,710,582	31,413,708
0.13% 7/15/26		32,061,263	31,801,600
0.13% 10/15/26		10,590,794	10,494,263
0.13% 4/15/27		44,253,766	43,570,945
×0.13% 1/15/30		33,290,132	31,775,171
×0.13% 7/15/30		34,903,177	33,285,269
×0.13% 1/15/31		34,725,539	33,029,052
0.13% 7/15/31		28,706,981	27,294,433
0.13% 1/15/32		22,607,286	21,458,818
0.25% 1/15/25		36,104,314	36,322,914
∞0.25% 7/15/29		32,458,982	31,473,167
0.38% 7/15/23		423,553	430,998
0.38% 7/15/25		36,064,813	36,425,931

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Bonds (continued)
0.38% 1/15/27	33,228,941	$33,105,198
×0.38% 7/15/27	31,481,786	31,367,418
0.50% 4/15/24	26,638,802	27,007,167
×0.50% 1/15/28	32,829,378	32,604,958
0.63% 1/15/24	36,636,863	37,263,697
0.63% 1/15/26	37,241,021	37,658,043
∞0.75% 7/15/28	30,475,506	30,693,358
0.88% 1/15/29	29,869,078	30,147,545
1.75% 1/15/28	15,567,832	16,524,605
2.00% 1/15/26	21,019,644	22,261,117
2.38% 1/15/25	30,987,030	32,834,753
2.38% 1/15/27	17,048,265	18,514,016
2.50% 1/15/29	13,748,620	15,282,987
3.38% 4/15/32	5,890,212	7,357,780
3.63% 4/15/28	21,646,082	25,281,947
×3.88% 4/15/29	24,739,562	29,868,834

Total U.S. Treasury Obligations (Cost $924,442,741)		898,300,098

	Number of Shares
MONEY MARKET FUND–0.19%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	2,864,213	2,864,213

Total Money Market Fund (Cost $2,864,213)		2,864,213

	Number of Contracts
OPTIONS PURCHASED–0.36%
OVER-THE-COUNTER–0.34%
Put Options–0.11%
EUR vs NOK Strike price NOK9.390, expiration date 9/30/22, notional amount NOK272,310,000 UBS	29,000,000	15,195
EUR vs NOK Strike price NOK9.832, expiration date 8/29/22, notional amount NOK49,160,000 JPMC	5,000,000	8,907
EUR vs NOK Strike price NOK9.650, expiration date 9/8/22, notional amount NOK77,200,000 JPMC	8,000,000	8,384

		32,486

	Notional Amount	Value (U.S. $)
Call Swaptions–0.23%
1 yr Constant Maturity Swap Receive 2.96% Strike price $2.960, expiration date 6/22/23, notional amount $24,344,000 BCLY.	24,344,000	$1,039,459
1 yr Constant Maturity Swap Receive 3.24% Strike price $3.240, expiration date 6/14/23, notional amount $44,575,000 DB	44,575,000	2,567,853

		3,607,312

Put Swaptions–0.11%
1 yr Constant Maturity Swap Receive 2.96% Strike price $2.960, expiration date 6/22/23, notional amount $24,344,000 BCLY.	24,344,000	738,464
1 yr Constant Maturity Swap Receive 3.24% Strike price $3.240, expiration date 6/14/23, notional amount $44,575,000 DB	44,575,000	968,345

		1,706,809

		5,346,607

	Number of Contracts
CENTRALLY CLEARED–0.02%
Put Options–0.02%
3 Month SOFR Strike price $96.500, expiration date 7/15/22, notional amount $200,237,500	830	41,500
3 Month SOFR Strike price $96.625, expiration date 7/15/22, notional amount $334,805,625	1,386	121,275
U.S. Treasury 10 yr Notes Strike price $115.000, expiration date 8/26/22, notional amount $23,690,000	206	90,125

Total Options Purchased (Cost $6,537,209)		5,599,507

LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

TOTAL INVESTMENTS–107.50% (Cost $1,757,658,950)		$1,664,014,880

	Notional Amount	Value (U.S. $)
OPTIONS WRITTEN–(1.05)%
OVER-THE-COUNTER–(1.04)%
Call Swaptions–(0.28)%
1 yr Constant Maturity Swap Receive 2.06% Strike price $2.055, expiration date 3/15/23, notional amount $(175,640,850) MSC	(175,640,850)	$(747,634)
1 yr Constant Maturity Swap Receive 2.28% Strike price $2.278, expiration date 3/23/23, notional amount $(41,334,310) JPMC	(41,334,310)	(244,015)
1 yr Constant Maturity Swap Receive 2.28% Strike price $2.280, expiration date 3/29/23, notional amount $(27,581,160) DB	(27,581,160)	(166,284)
1 yr Constant Maturity Swap Receive 2.61% Strike price $2.606, expiration date 12/4/23, notional amount $(12,097,000) DB	(12,097,000)	(291,846)
1 yr Constant Maturity Swap Receive 2.63% Strike price $2.630, expiration date 12/4/23, notional amount $(12,097,000) BCLY	(12,097,000)	(303,644)
1 yr Constant Maturity Swap Receive 2.58% Strike price $2.575, expiration date 4/14/23, notional amount $(12,097,000) MSC	(12,097,000)	(280,051)
1 yr Constant Maturity Swap Receive 2.77% Strike price $2.765, expiration date 5/16/23, notional amount $(12,097,000) DB	(12,097,000)	(387,541)
1 yr Constant Maturity Swap Receive 2.67% Strike price $2.674, expiration date 5/22/23, notional amount $(12,097,000) JPMC	(12,097,000)	(345,395)
1 yr Constant Maturity Swap Receive 2.84% Strike price $2.840, expiration date 6/7/23, notional amount $(25,530,000) MSC	(25,530,000)	(927,559)
1 yr Constant Maturity Swap Receive 3.10% Strike price $3.104, expiration date 6/15/23, notional amount $(12,172,000) GSI	(12,172,000)	(608,062)

		(4,302,031)

Put Swaptions–(0.76)%
1 yr Constant Maturity Swap Receive 2.06% Strike price $2.055, expiration date 3/15/23, notional amount $(175,640,850) MSC	(175,640,850)	(6,356,875)
1 yr Constant Maturity Swap Receive 2.28% Strike price $2.278, expiration date 3/23/23, notional amount $(41,334,310) JPMC	(41,334,310)	(1,088,608)
1 yr Constant Maturity Swap Receive 2.28% Strike price $2.280, expiration date 3/29/23, notional amount $(27,581,160) DB	(27,581,160)	(726,164)
1 yr Constant Maturity Swap Receive 2.61% Strike price $2.606, expiration date 12/4/23, notional amount $(12,097,000) DB	(12,097,000)	(514,870)
1 yr Constant Maturity Swap Receive 2.63% Strike price $2.630, expiration date 12/4/23, notional amount $(12,097,000) BCLY	(12,097,000)	(501,008)
1 yr Constant Maturity Swap Receive 2.58% Strike price $2.575, expiration date 4/14/23, notional amount $(12,097,000) MSC	(12,097,000)	(533,502)
1 yr Constant Maturity Swap Receive 2.77% Strike price $2.765, expiration date 5/16/23, notional amount $(12,097,000) DB	(12,097,000)	(442,238)
1 yr Constant Maturity Swap Receive 2.67% Strike price $2.674, expiration date 5/22/23, notional amount $(12,097,000) JPMC	(12,097,000)	(492,153)
1 yr Constant Maturity Swap Receive 2.84% Strike price $2.840, expiration date 6/7/23, notional amount $(25,530,000) MSC	(25,530,000)	(874,426)
1 yr Constant Maturity Swap Receive 3.10% Strike price $3.104, expiration date 6/15/23, notional amount $(12,172,000) GSI	(12,172,000)	(310,445)

		(11,840,289)

	Number of Contracts
Put Options–(0.00)%
EUR vs NOK Strike price NOK9.200, expiration date 9/8/22, notional amount NOK(73,600,000) JPMC	(8,000,000)	(839)
CENTRALLY CLEARED–-0.01%
Put Options–-0.01%
3 Month SOFR Strike price $ 96.000, expiration date 7/15/22, notional amount $ (199,200,000)	(830)	(5,188)
3 Month SOFR Strike price $ 96.125, expiration date 7/15/22, notional amount $ (333,073,125)	(1,386)	(8,662)

LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

Put Options (continued)
U.S. Treasury 10 yr Notes Strike price $113.000, expiration date 8/26/22, notional amount $(46,669,000)	(413)	$(77,437)

Total Options Written (Premiums received $(15,014,249))		(16,234,446)

«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(6.45%)		(99,817,117)

NET ASSETS APPLICABLE TO 155,158,368 SHARES OUTSTANDING –100.00%		$1,547,963,317

NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND STANDARD CLASS ($625,889,760 / 62,667,272 Shares)	$9.988

NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND SERVICE CLASS ($922,073,557 / 92,491,096 Shares)	$9.969

COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$1,643,538,963
Distributable earnings/(accumulated loss)	(95,575,646)

TOTAL NET ASSETS	$1,547,963,317

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to Financial Statements”.

♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

×	Fully or partially pledged as collateral for derivatives.

∞	Fully or partially pledged as collateral for futures contracts.

«

Includes $11,025,000 cash collateral held at brokers for centrally cleared swap contracts, $177,440,421 payable for securities purchased, $1,747,447 payable for fund shares redeemed, $1,502,857 variation margin due to brokers on centrally cleared interest rate swap contracts, $870,000 cash collateral pledged to brokers for certain open bilateral derivatives, $107,432 other accrued expenses payable, $773,966 due to manager and affiliates and $1,564,802 variation margin due to broker on futures contracts as of June 30, 2022.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at June 30, 2022:

Foreign Currency Exchange Contracts1

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ANZB	EUR	2,500,000	USD	(2,687,782)	7/5/22	$—	$(67,090)
BMO	EUR	1,106,000	USD	(1,181,782)	7/5/22	—	(22,388)
CITI	AUD	399,637	USD	(274,878)	8/3/22	1,044	—
CITI	CAD	405,450	USD	(314,299)	8/3/22	680	—
CITI	EUR	6,355,197	USD	(6,656,784)	8/3/22	18,315	—
CITI	GBP	(126,534,000)	USD	158,772,333	7/5/22	4,734,416	—
CITI	GBP	126,534,000	USD	(153,651,502)	7/5/22	386,415	—
CITI	GBP	(126,534,000)	USD	153,724,284	8/3/22	—	(398,611)
CITI	JPY	(11,801,186)	USD	87,015	8/3/22	—	(145)

LVIP BlackRock Inflation Protected Bond Fund–7

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts[1] (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
DB	EUR	(3,782,000)	USD	4,024,702	9/21/22	$37,719	$—
DB	EUR	4,400,800	USD	(4,681,036)	9/21/22	—	(41,713)
DB	GBP	4,196,694	USD	(5,099,231)	8/3/22	12,491	—
DB	NOK	38,669,537	USD	(4,024,702)	9/21/22	—	(91,462)
DB	NZD	251,781	USD	(156,511)	8/3/22	694	—
DB	SEK	(135,916,000)	USD	13,934,672	7/5/22	646,319	—
DB	SEK	156,740,000	USD	(15,231,672)	7/5/22	92,619	—
DB	SEK	2,129,136	USD	(207,969)	8/3/22	412	—
DB	SEK	(156,740,000)	USD	15,246,452	8/3/22	—	(93,886)
MSC	DKK	(40,498,000)	USD	5,850,660	7/5/22	142,918	—
MSC	DKK	1,131,000	USD	(163,308)	7/5/22	—	(3,906)
MSC	DKK	39,367,000	USD	(5,509,025)	7/5/22	39,314	—
MSC	DKK	(39,367,000)	USD	5,519,650	8/3/22	—	(39,867)
MSC	EUR	(338,875,663)	USD	362,970,303	7/5/22	7,734,705	—
MSC	EUR	152,106,588	USD	(159,828,662)	7/5/22	—	(378,809)
MSC	EUR	183,095,000	USD	(190,601,895)	7/5/22	1,332,401	—
MSC	EUR	(142,443,663)	USD	149,725,383	8/3/22	111,525	—
MSC	EUR	(183,095,000)	USD	190,961,878	8/3/22	—	(1,349,586)
RBC	EUR	(11,392,000)	USD	12,165,186	9/21/22	155,743	—
RBC	EUR	(111,000)	USD	116,448	9/21/22	—	(568)
RBC	JPY	(10,688,000)	USD	82,691	7/5/22	3,896	—
RBS	CAD	(16,646,000)	USD	13,187,416	7/5/22	255,090	—
RBS	SEK	(20,824,000)	USD	2,132,600	7/5/22	96,661	—
SCB	AUD	(20,567,000)	USD	14,793,308	7/5/22	596,771	—
SCB	AUD	20,473,000	USD	(14,136,606)	7/5/22	—	(4,953)
SCB	AUD	(20,473,000)	USD	14,139,620	8/3/22	4,442	—
UBS	JPY	(8,911,966,000)	USD	69,414,863	7/5/22	3,713,407	—
UBS	JPY	8,922,654,000	USD	(65,621,260)	7/5/22	158,990	—
UBS	JPY	(8,922,654,000)	USD	65,733,126	8/3/22	—	(166,362)
UBS	NZD	(9,340,000)	USD	6,082,133	7/5/22	248,930	—
UBS	NZD	9,288,000	USD	(5,794,969)	7/5/22	5,758	—
UBS	NZD	(9,288,000)	USD	5,793,594	8/3/22	—	(5,559)

Total Foreign Currency Exchange Contracts						$20,531,675	$(2,664,905)

Futures Contracts[1]

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
248	3 Month SOFR	$60,149,300	$59,963,280	12/19/23	$ 186,020	$ —
(228)	Euro-BOBL	(29,673,040)	(29,890,285)	9/8/22	217,245	—
(141)	Euro-Bund	(21,983,874)	(22,461,031)	9/8/22	477,157	—
(19)	Euro-Buxl	(3,256,651)	(3,451,516)	9/8/22	194,865	—
(626)	U.S. Treasury 10 yr Notes	(74,200,562)	(73,887,706)	9/21/22	—	(312,856)
198	U.S. Treasury 10 yr Ultra Notes	25,220,250	25,285,685	9/21/22	—	(65,435)
(8)	U.S. Treasury 10 yr Ultra Notes	(1,234,750)	(1,247,599)	9/21/22	12,849	—
106	U.S. Treasury 2 yr Notes	22,261,656	22,236,996	9/30/22	24,660	—
(104)	U.S. Treasury 5 yr Notes	(11,674,000)	(11,573,117)	9/30/22	—	(100,883)
(178)	U.S. Treasury Long Bonds	(24,675,250)	(24,870,590)	9/21/22	195,340	—

Total Futures Contracts					$1,308,136	$(479,174)

LVIP BlackRock Inflation Protected Bond Fund–8

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

Reverse Repurchase Agreements3

Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest

BOA-collateralized U.S. Treasury Inflation Indexed Bonds 2.38% 01/15/25; market value $11,497,500	1.55%	6/30/22	7/1/22	$(11,497,500)	$(11,497,995)

Swap Contracts1

Inflation Swap Contracts

	Notional Amount[4]		Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation (Depreciation)[2]
Centrally Cleared:
CITI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity		32,800,000	(2.95%)	9/13/23	$1,741,823	$1,741,823
CITI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity		22,700,000	(2.90%)	10/28/31	270,062	270,062
CITI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity		2,530,000	(3.07%)	11/2/26	78,276	78,276
CITI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity		12,055,000	(3.17%)	11/12/26	307,031	307,031
CITI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity		9,300,000	(3.00%)	1/5/27	220,628	220,628
CITI–Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity		15,550,000	2.69%	2/18/32	(253,832)	(253,832)
CITI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity		34,070,000	(3.03%)	10/25/26	(542,901)	(542,901)
CITI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity		7,160,000	(2.74%)	11/4/31	(235,242)	(235,242)
CITI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity		34,070,000	(2.81%)	10/25/31	(1,151,607)	(1,151,607)
CITI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity		7,160,000	(3.05%)	11/4/26	(126,375)	(126,375)
CITI–Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity		34,070,000	2.81%	10/25/31	1,150,064	1,150,064
CITI–Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity		7,160,000	3.05%	11/4/26	126,196	126,196
CITI–Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity		34,070,000	3.03%	10/25/26	542,051	542,051
CITI–Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity		7,160,000	2.74%	11/4/31	234,918	234,918
CITI–Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR	5,700,000	3.21%	3/31/27	(68,621)	(68,621)

LVIP BlackRock Inflation Protected Bond Fund–9

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

Swap Contracts1

Inflation Swap Contracts (continued)

	Notional Amount[4]		Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation (Depreciation)[2]
Centrally Cleared: (continued)
CITI–Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR	1,140,000	3.31%	3/15/27	$(7,728)	$(7,728)
CITI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity		34,070,000	(3.03%)	10/25/26	1,136,613	1,136,613
CITI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity		8,200,000	(3.42%)	4/14/27	(108,964)	(108,964)
CITI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity		21,100,000	(3.02%)	4/19/32	(529,020)	(529,020)
CITI–Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR	6,840,000	3.28%	4/15/27	41,724	41,724
CITI–Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR	1,200,000	3.35%	4/15/27	11,749	11,749
CITI–Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR	2,339,000	3.25%	4/29/27	10,503	10,503
CITI–Receive amounts based on In- flation USA-CPI-U Index and pay fixed rate coupon at maturity		73,800,000	(3.11%)	6/29/27	(867,749)	(867,749)
CITI–Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR	4,612,800	3.22%	4/28/27	11,533	11,533
CITI–Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR	4,800,000	3.39%	4/15/27	2	2

Total Inflation Swap Contracts					$1,991,134	$1,991,134

Swap Contracts1

Interest Rate Swap (IRS) Contracts

Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[4]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)		Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
10 yr IRS-(Annual)	6,733,000	2.58%	(1.53%)	[5]	4/13/32	$93,554	$105	$93,449	$—
10 yr IRS-(Annual)	6,687,000	2.61%	(1.53%)	[5]	4/19/32	75,854	104	75,750	—
10 yr IRS-(Annual)	4,793,000	2.64%	(1.53%)	[5]	4/20/32	41,900	75	41,825	—
10 yr IRS-(Annual)	1,931,000	2.74%	(1.53%)	[5]	5/3/32	2,337	30	2,307	—
10 yr IRS-(Annual)	7,700,000	2.73%	(1.53%)	[5]	5/5/32	19,216	121	19,096	—
10 yr IRS-(Annual)	7,597,143	(2.67%)	1.53%	[5]	5/16/32	(61,939)	119	—	(62,058)
10 yr IRS-(Annual)	8,103,000	(2.54%)	1.53%	[5]	5/27/32	(161,274)	128	—	(161,402)
10 yr IRS-(Annual)	5,678,000	2.34%	(1.53%)	[5]	4/7/32	218,239	89	218,150	—
10 yr IRS-(Annual)	7,582,000	2.44%	(1.53%)	[5]	4/8/32	185,502	118	185,384	—
10 yr IRS-(Annual)	5,689,000	2.44%	(1.53%)	[5]	4/11/32	170,572	89	170,483	—
10 yr IRS-(Annual)	5,756,000	2.68%	(1.53%)	[5]	4/21/32	24,485	89	24,396	—
10 yr IRS-(Annual)	6,856,000	2.75%	(1.53%)	[5]	4/21/32	(12,121)	107	—	(12,228)
10 yr IRS-(Annual)	9,645,500	2.87%	(1.53%)	[5]	5/9/32	(62,512)	151	—	(62,663)
10 yr IRS-(Annual)	6,337,089	2.73%	(1.53%)	[5]	6/3/32	19,823	101	19,722	—
10 yr IRS-(Annual)	8,163,029	2.86%	(1.53%)	[5]	6/8/32	(58,593)	129	—	(58,722)

LVIP BlackRock Inflation Protected Bond Fund–10

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

Swap Contracts1

Interest Rate Swap (IRS) Contracts (continued)

Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[4]		Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)		Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
10 yr IRS-(Annual)		7,304,000	2.79%	(1.53%)	[5]	6/9/32	$(6,323)	$116	$—	$(6,439)
10 yr IRS-(Annual)		9,137,000	2.85%	(1.53%)	[5]	6/13/32	(51,630)	145	—	(51,775)
10 yr IRS-(Annual)		6,387,000	2.96%	(1.53%)	[5]	6/14/32	(96,309)	101	—	(96,410)
10 yr IRS-(Annual)		6,387,000	2.96%	(1.53%)	[5]	6/14/32	(99,380)	102	—	(99,481)
10 yr IRS-(Annual)		5,414,000	3.17%	(1.53%)	[5]	6/15/32	(181,864)	86	—	(181,950)
10 yr IRS-(Annual)		18,150,000	3.09%	(1.53%)	[5]	6/17/32	(481,258)	288	—	(481,546)
10 yr IRS-(Annual)		11,552,000	(2.53%)	1.53%	[5]	4/28/32	(257,008)	184	—	(257,192)
10 yr IRS-(Annual)		15,000,000	(2.78%)	1.53%	[5]	6/9/32	(132)	237	—	(369)
10 yr IRS-(Annual)		9,081,000	(3.00%)	1.53%	[5]	6/21/32	165,334	144	165,190	—
10 yr IRS-(Annual)		8,871,000	(2.78%)	1.53%	[5]	7/5/32	138	138	—	—
10 yr IRS-(Annual)		7,392,500	(2.83%)	1.53%	[5]	7/5/32	115	115	—	—
10 yr IRS-(Annual)		9,569,000	2.23%	(1.53%)	[5]	3/24/32	415,963	150	415,813	—
10 yr IRS-(Annual)		7,690,000	2.29%	(1.53%)	[5]	3/29/32	291,654	121	291,533	—
4 yr IRS-(Annual)		10,280,000	(1.81%)	1.53%	[5]	5/31/26	(348,663)	86	—	(348,749)
4 yr IRS-(Annual)		10,280,000	1.81%	(1.53%)	[5]	5/31/26	348,663	1,121	347,542	—
9 yr IRS-(Annual)	EUR	25,196,500	(1.65%)	1.00%	[6]	8/15/31	(1,109,714)	(814,389)	—	(295,325)

Total IRS Contracts								$(809,700)	$2,070,640	$(2,176,309)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 6 in Notes to Financial Statements.

[2]	Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2022.

[3]	See Note 1 in Notes to Financial Statements.

[4]	Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

[5]	Rate resets based on SOFR12M-Secured Overnight Financing Rate

[6]	Rate resets based on EURIBOR06M.

Summary of Abbreviations:

ANZB–Australian and New Zealand Banking Group Limited

AUD–Australian Dollar

BB-UBS–Barclays Bank United Bank of Switzerland

BCLY–Barclays Bank

BMO–Bank of Montreal

BOA–Bank of America

BOBL–Bundesobligationen

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CPI–Consumer Price Index

CPI-U–Consumer Price Index for All Urban Consumers

DB–Deutsche Bank

DKK–Danish Krone

EUR–Euro

EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month

GBP–British Pound Sterling

GSI–Goldman Sachs International

IRS–Interest Rate Swap

JPMC–JPMorgan Chase

JPY–Japanese Yen

MSC–Morgan Stanley & Co.

NOK–Norwegian Krone

LVIP BlackRock Inflation Protected Bond Fund–11

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

Summary of Abbreviations: (continued)

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)

RBC–Royal Bank of Canada

RBS–Royal Bank of Scotland

S.F.–Single Family

SCB–Standard Chartered Bank

SEK–Swedish Krona

SOFR–Secured Overnight Financing Rate

SOFR12M–Secured Overnight Financing Rate 12 Months

TBA–To be announced

USD–United States Dollar

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–12

LVIP BlackRock Inflation Protected Bond Fund	LVIP BlackRock Inflation Protected Bond Fund
Statement of Operations	Statements of Changes in Net Assets
Six Months Ended June 30, 2022 (unaudited)

INVESTMENT INCOME:
Interest	$61,104,763

EXPENSES:
Management fees	3,469,014
Distribution fees-Service Class	1,179,860
Shareholder servicing fees	242,515
Accounting and administration expenses	161,402
Interest expense on reverse repurchase agreements and securities sold short	91,062
Custodian fees	59,878
Professional fees	36,672
Trustees’ fees and expenses	25,654
Reports and statements to shareholders	15,339
Pricing fees	13,468
Consulting fees	1,690
Other	13,546

Total operating expenses	5,310,100

NET INVESTMENT INCOME	55,794,663

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(28,281,185)
Foreign currencies	(1,393,647)
Foreign currency exchange contracts	45,528,232
Futures contracts	25,776,257
Options purchased	(758,522)
Options written	(195,266)
Swap contracts	(9,086,333)

Net realized gain	31,589,536

Net change in unrealized appreciation (depreciation) of:
Investments	(166,970,875)
Foreign currencies	(152,498)
Foreign currency exchange contracts	23,978,838
Futures contracts	(538,539)
Options purchased	(937,701)
Options written	(1,220,197)
Swap contracts	2,453,180

Net change in unrealized appreciation (depreciation)	(143,387,792)

NET REALIZED AND UNREALIZED LOSS	(111,798,256)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(56,003,593)

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$55,794,663	$49,252,749
Net realized gain	31,589,536	70,953,082
Net change in unrealized appreciation (depreciation)	(143,387,792)	(49,642,298)

Net increase (decrease) in net assets resulting from operations	(56,003,593)	70,563,533

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(36,105,681)
Service Class	—	(40,361,351)
Return of capital:
Standard Class	—	(16,533,643)
Service Class	—	(18,482,428)

	—	(111,483,103)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	43,275,186	218,825,023
Service Class	109,963,436	218,470,758
Reinvestment of dividends and distributions:
Standard Class	—	52,639,324
Service Class	—	58,843,779

	153,238,622	548,778,884

Cost of shares redeemed:
Standard Class	(200,905,381)	(101,051,305)
Service Class	(116,052,704)	(85,695,031)

	(316,958,085)	(186,746,336)

Increase (decrease) in net assets derived from capital share transactions	(163,719,463)	362,032,548

NET INCREASE (DECREASE) IN NET ASSETS	(219,723,056)	321,112,978
NET ASSETS:
Beginning of period	1,767,686,373	1,446,573,395

End of period	$1,547,963,317	$1,767,686,373

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–13

LVIP BlackRock Inflation Protected Bond Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Inflation Protected Bond Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	12/31/21	12/31/20	Year Ended 12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 10.328	$10.562	$10.048	$9.709	$10.209	$10.158

Income (loss) from investment operations:
Net investment income (loss)[2]	0.346	0.345	(0.002)	0.104	0.170	0.108
Net realized and unrealized gain (loss)	(0.686)	0.144	0.533	0.467	(0.143)	0.112

Total from investment operations	(0.340)	0.489	0.531	0.571	0.027	0.220

Less dividends and distributions from:
Net investment income	—	(0.496)	(0.017)	(0.229)	(0.293)	(0.169)
Return of capital	—	(0.227)	—	(0.003)	(0.234)	—

Total dividends and distributions	—	(0.723)	(0.017)	(0.232)	(0.527)	(0.169)

Net asset value, end of period	$ 9.988	$10.328	$10.562	$10.048	$9.709	$10.209

Total return[3]	(3.29% )	4.67%	5.28%	5.89%	0.27%	2.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$625,890	$806,737	$656,834	$706,436	$766,173	$373,352
Ratio of expenses to average net assets[4]	0.49%	0.48%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets[5,6]	6.82%	3.22%	(0.01% )	1.04%	1.68%	1.05%
Portfolio turnover	121%	72%	99%	100%	107%	101%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2022 is 0.48%.

[5]	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.

[6]	The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2022 is 6.83%.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–14

LVIP BlackRock Inflation Protected Bond Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Inflation Protected Bond Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	12/31/21	12/31/20	Year Ended 12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$10.322	$10.536	$10.049	$9.710	$10.184	$10.158

Income (loss) from investment operations:
Net investment income (loss)[2]	0.332	0.318	(0.027)	0.079	0.145	0.082
Net realized and unrealized gain (loss)	(0.685)	0.143	0.531	0.466	(0.143)	0.113

Total from investment operations	(0.353)	0.461	0.504	0.545	0.002	0.195

Less dividends and distributions from:
Net investment income	—	(0.463)	(0.017)	(0.204)	(0.265)	(0.169)
Return of capital	—	(0.212)	—	(0.002)	(0.211)	—

Total dividends and distributions	—	(0.675)	(0.017)	(0.206)	(0.476)	(0.169)

Net asset value, end of period	$9.969	$10.322	$10.536	$10.049	$9.710	$10.184

Total return[3]	(3.42% )	4.41%	5.02%	5.62%	0.02%	1.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$922,074	$960,949	$789,740	$791,457	$796,591	$850,504
Ratio of expenses to average net assets[4]	0.74%	0.73%	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets[5,6]	6.57%	2.97%	(0.26% )	0.79%	1.43%	0.80%
Portfolio turnover	121%	72%	99%	100%	107%	101%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2022 is 0.73%.

[5]	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.

[6]	The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2022 is 6.58%.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–15

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements

June 30, 2022 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Inflation Protected Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.

1. Significant Accounting Policies

The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ( “FASB” ) Accounting Standards Codification ( “ASC” ), Topic 946, “Financial Services- Investment Companies”.

Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value. Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund’s Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation (“LIAC”), the Board designated “valuation designee”, to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable. Futures contracts are valued at the daily quoted settlement prices. Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

LVIP BlackRock Inflation Protected Bond Fund–16

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2022, the value and cost of foreign currency held by the LVIP BlackRock Inflation Protected Bond Fund is $17,206 and $172,073 respectively.

Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain, in a segregated account with its custodian, cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements. The Fund will subject its reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. At June 30, 2022, the Fund pledged $11,497,500 in securities as collateral for reverse repurchase agreements.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.450% of the first $500 million of the Fund’s average daily net assets; and 0.400% of the Fund’s average daily net assets in excess of $500 million. The management fee is calculated daily and paid monthly.

BlackRock Financial Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:

Administrative	$56,849
Legal	10,148

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

LVIP BlackRock Inflation Protected Bond Fund–17

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,904 for the six months ended June 30, 2022.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2022, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$536,350
Distribution fees payable to LFD	192,316
Printing and mailing fees payable to Lincoln Life	7,904
Shareholder servicing fees payable to Lincoln Life	37,396

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2022, the Fund engaged in securities sales of $3,570,946, which resulted in net realized losses of $230,661.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$363,243,283
Purchases of U.S. government securities	1,829,136,924
Sales other than U.S. government securities	413,093,900
Sales of U.S. government securities	1,688,687,800

At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments and derivatives	$1,757,728,056

Aggregate unrealized appreciation of investments and derivatives	$42,559,728
Aggregate unrealized depreciation of investments and derivatives	(116,699,998)

Net unrealized depreciation of investments and derivatives	$(74,140,270)

For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

LVIP BlackRock Inflation Protected Bond Fund–18

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Mortgage-Backed Securities	$—	$118,893,448	$—	$118,893,448
Corporate Bond	—	140,954	—	140,954
Non-Agency Asset-Backed Securities	—	19,624,036	2,499,899	22,123,935
Non-Agency Collateralized Mortgage Obligations	—	96,248	—	96,248
Non-Agency Commercial Mortgage-Backed Securities	—	2,042,378	—	2,042,378
Sovereign Bonds	—	613,954,099	—	613,954,099
U.S. Treasury Obligations	—	898,300,098	—	898,300,098
Options Purchased	252,900	5,346,607	—	5,599,507
Money Market Fund	2,864,213	—	—	2,864,213

Total Investments	$3,117,113	$1,658,397,868	$2,499,899	$1,664,014,880

Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$20,531,675	$—	$20,531,675

Futures Contracts	$1,308,136	$—	$—	$1,308,136

Swap Contracts	$—	$7,953,813	$—	$7,953,813

Liabilities:
Foreign Currency Exchange Contracts	$—	$(2,664,905)	$—	$(2,664,905)

Futures Contracts	$(479,174)	$—	$—	$(479,174)

Swap Contracts	$—	$(6,068,348)	$—	$(6,068,348)

Options Written	$(91,287)	$(16,143,159)	$—	$(16,234,446)

During the six months ended June 30, 2022, there were no material transfers to or from Level 3 investments.

LVIP BlackRock Inflation Protected Bond Fund–19

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/22	Year Ended 12/31/21
Shares sold:
Standard Class	4,236,920	20,250,259
Service Class	10,770,481	20,452,899
Shares reinvested:
Standard Class	—	5,076,995
Service Class	—	5,684,650

	15,007,401	51,464,803

Shares redeemed:
Standard Class	(19,680,650)	(9,407,296)
Service Class	(11,375,433)	(7,995,912)

	(31,056,083)	(17,403,208)

Net increase (decrease)	(16,048,682)	34,061,595

5. Line of Credit

The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.

The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended June 30, 2022, the Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the

LVIP BlackRock Inflation Protected Bond Fund–20

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

6. Derivatives (continued)

contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2022, the Fund pledged securities with a value of $13,230,886 as collateral for futures contracts.

During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.

Options Contracts–During the six months ended June 30, 2022, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.

During the six months ended June 30, 2022, the Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions; to protect the value of portfolio securities; to take advantage of liquidity available in the options market and to facilitate investments in portfolio securities.

Swap Contracts–The Fund enters into inflation swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds.

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received payment(receipt) to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2022, the Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Inflation Swap- Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

LVIP BlackRock Inflation Protected Bond Fund–21

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

6. Derivatives (continued)

During the six months ended June 30, 2022, the Fund used inflation swaps to hedge the inflation risks in nominal bonds (i.e., non-inflation-protected bonds) thereby creating “synthetic” inflation-indexed bonds.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2022 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$20,531,675	Liabilities net of receivables and other assets	$(2,664,905)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	1,308,136	Liabilities net of receivables and other assets	(479,174)
Options purchased (Currency contracts)	Liabilities net of receivables and other assets	32,487	Liabilities net of receivables and other assets	—
Options purchased (Interest rate contracts)	Liabilities net of receivables and other assets	5,567,020	Liabilities net of receivables and other assets	—
Options written (Currency contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(838)
Options written (Interest rate contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(16,233,608)
Swap contracts (Interest rate contracts)	Liabilities net of receivables and other assets	7,953,813	Liabilities net of receivables and other assets	(6,068,348)

Total		$35,393,131		$(25,446,873)

LVIP BlackRock Inflation Protected Bond Fund–22

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

6. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$45,528,232	$23,978,838
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	25,776,257	(538,539)
Options purchased (Currency contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(6,469)	(351,068)
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(752,053)	(586,633)
Options written (Currency contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	20,204	6,901
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(215,470)	(1,227,098)
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(9,086,333)	2,453,180

Total		$61,264,368	$23,735,581

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$518,216,280	$1,236,055,484
Futures contracts (average notional value)	82,799,720	252,234,367
Options contracts (average value)	1,614,313	8,131,722
Interest rate swap contracts (average notional value)	77,678,625	90,437,667
Inflation rate swap contracts (average notional value)	137,768,849	51,354,124

At June 30, 2022, the Fund posted securities collateral for certain open bilateral derivatives as follows:

Broker	Securities Collateral
Goldman Sachs	$ 20,000
JPMorgan Chase Bank	2,489,374
Morgan Stanley & Co. International	7,419,843

Total	$9,929,217

At June 30, 2022, the Fund received cash collateral and securities collateral for certain open bilateral derivatives as follows:

Broker	Cash Collateral	Securities Collateral
Barclays Bank	$ —	$943,949
Deutsche Bank	850,000	—
UBS AG	20,000	—

Total	$870,000	$943,949

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or

LVIP BlackRock Inflation Protected Bond Fund–23

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

6. Derivatives (continued)

posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2022, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Australia and New Zealand Banking Group Limited	$—	$(67,090)	$(67,090)
Barclays Bank PLC	1,777,923	(804,652)	973,271
BMO Capital Markets	—	(22,388)	(22,388)
Citigroup Global Markets	5,140,870	(398,756)	4,742,114
Deutsche Bank	4,326,452	(2,756,004)	1,570,448
Goldman Sachs International	—	(918,507)	(918,507)
JPMorgan Chase Bank	17,291	(2,171,010)	(2,153,719)
Morgan Stanley Capital	9,360,863	(11,492,215)	(2,131,352)
Royal Bank of Canada	159,639	(568)	159,071
Royal Bank of Scotland	351,751	—	351,751
Standard Chartered Bank	601,213	(4,953)	596,260
UBS AG	4,142,280	(171,921)	3,970,359

Total	$25,878,282	$(18,808,064)	$7,070,218

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Australia and New Zealand Banking Group Limited	$(67,090)	$—	$—	$—	$—	$(67,090)
Barclays Bank PLC	973,271	(943,949)	—	—	—	29,322
BMO Capital Markets	(22,388)	—	—	—	—	(22,388)
Citigroup Global Markets	4,742,114	—	—	—	—	4,742,114
Deutsche Bank	1,570,448	—	(850,000)	—	—	720,448
Goldman Sachs International	(918,507)	—	—	20,000	—	(898,507)
JPMorgan Chase Bank	(2,153,719)	—	—	2,153,719	—	—
Morgan Stanley Capital	(2,131,352)	—	—	2,131,352	—	—
Royal Bank of Canada	159,071	—	—	—	—	159,071
Royal Bank of Scotland	351,751	—	—	—	—	351,751
Standard Chartered Bank	596,260	—	—	—	—	596,260
UBS AG	3,970,359	—	(20,000)	—	—	3,950,359

Total	$7,070,218	$(943,949)	$(870,000)	$4,305,071	$—	$9,561,340

1   Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

Reverse repurchase agreements

Reverse repurchase transactions are entered into by the Fund under Master Reverse Repurchase Agreements (each, an “MRRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon

LVIP BlackRock Inflation Protected Bond Fund–24

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

6. Derivatives (continued)

a bankruptcy or insolvency of the MRRA counterparty, the Fund is considered unsecured creditors with respect to excess collateral and, as such, the return of excess collateral may be delayed. As of June 30, 2022, the following table is a summary of the Fund’s reverse repurchase agreements by counterparty which are subject to offset under an MRRA:

Counterparty	Reverse Repurchase Agreement	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America	$(11,497,500)	$11,497,500	$—	$—

Total	$(11,497,500)	$11,497,500	$—	$—

1   Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

7. Risk Factors

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.

The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. For example, the novel coronavirus (COVID-19), which was

LVIP BlackRock Inflation Protected Bond Fund–25

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

7. Risk Factors (continued)

first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund’s portfolio investments.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock Inflation Protected Bond Fund–26

LVIP BlackRock Inflation Protected Bond Fund

Other Fund Information (unaudited)

Liquidity Risk Management

Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the “Program”). The Program is overseen by the Liquidity Committee (the “Committee”), a committee comprised of representatives of LIAC, the Fund’s investment adviser. The Fund’s Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the periodic classification and re-classification of the Fund’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund’s liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

LVIP BlackRock Inflation Protected Bond Fund–27

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$849.30	0.31%	$1.42
Service Class Shares	1,000.00	847.70	0.66%	3.02
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.31%	$1.56
Service Class Shares	1,000.00	1,021.50	0.66%	3.31

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Investment Companies	97.89%
Equity Funds	65.24%
Fixed Income Funds	28.61%
Money Market Fund	4.04%
Total Investments	97.89%
Receivables and Other Assets Net of Liabilities	2.11%
Total Net Assets	100.00%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–2

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–97.89%
Equity Funds–65.24%
iShares Core S&P 500 ETF	415,216	$ 157,429,146
iShares Core S&P Mid-Cap ETF	164,008	37,103,530
iShares Edge MSCI Min Vol USA ETF	1,984,574	139,336,940
iShares Russell 2000 ETF	282,260	47,803,554
		381,673,170
Fixed Income Funds–28.61%
iShares Broad USD Investment Grade Corporate Bond ETF	544,060	27,730,738
iShares Core U.S. Aggregate Bond ETF	814,957	82,864,828
iShares Core U.S. Treasury Bond ETF	1,183,892	28,295,019
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares MBS ETF	291,812	$ 28,448,752
		167,339,337
Money Market Fund–4.04%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	23,654,274	23,654,274
		23,654,274
Total Investment Companies (Cost $468,071,707)		572,666,781

TOTAL INVESTMENTS–97.89% (Cost $468,071,707)	572,666,781
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.11%	12,343,699
NET ASSETS APPLICABLE TO 48,281,505 SHARES OUTSTANDING–100.00%	$585,010,480
NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. GROWTH ETF ALLOCATION MANAGED RISK FUND STANDARD CLASS ($19,630,945 / 1,614,552 Shares)	$12.159
NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. GROWTH ETF ALLOCATION MANAGED RISK FUND SERVICE CLASS ($565,379,535 / 46,666,953 Shares)	$12.115
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$557,386,441
Distributable earnings/(accumulated loss)	27,624,039
TOTAL NET ASSETS	$585,010,480

★ Includes $11,751,000 cash collateral held at broker for futures contracts, $847,111 variation margin due from broker on futures contracts, $7,639,828 payable for securities purchased, $150,000 payable for fund shares redeemed, $35,573 other accrued expenses payable and $300,005 due to manager and affiliates as of June 30, 2022.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–3

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
(306)	E-mini Russell 2000 Index	$ (26,132,400)	$ (26,806,251)	9/16/22	$ 673,851	$—
(739)	E-mini S&P 500 Index	(140,022,025)	(141,640,328)	9/16/22	1,618,303	—
(171)	E-mini S&P MidCap 400 Index	(38,782,800)	(40,066,908)	9/16/22	1,284,108	—
Total Futures Contracts					$3,576,262	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–4

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 4,126,841
Interest	35,869
4,162,710
EXPENSES:
Distribution fees-Service Class	1,069,463
Management fees	789,937
Shareholder servicing fees	91,633
Accounting and administration expenses	58,001
Professional fees	18,357
Trustees’ fees and expenses	9,912
Custodian fees	6,606
Reports and statements to shareholders	5,928
Consulting fees	1,691
Pricing fees	193
Other	7,045
2,058,766
Less:
Management fees waived	(15,799)
Total operating expenses	2,042,967
NET INVESTMENT INCOME	2,119,743
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	2,134,365
Futures contracts	(3,450,462)
Net realized loss	(1,316,097)
Net change in unrealized appreciation (depreciation) of:
Investments	(110,974,839)
Futures contracts	3,129,494
Net change in unrealized appreciation (depreciation)	(107,845,345)
NET REALIZED AND UNREALIZED LOSS	(109,161,442)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(107,041,699)
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 2,119,743	$ 4,621,123
Net realized gain (loss)	(1,316,097)	14,444,348
Net change in unrealized appreciation (depreciation)	(107,845,345)	70,962,991
Net increase (decrease) in net assets resulting from operations	(107,041,699)	90,028,462
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,217,116)
Service Class	—	(37,245,471)
	—	(38,462,587)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,552,422	4,445,649
Service Class	16,298,760	53,126,271
Reinvestment of dividends and distributions:
Standard Class	—	1,217,116
Service Class	—	37,245,471
	22,851,182	96,034,507
Cost of shares redeemed:
Standard Class	(5,606,949)	(1,573,342)
Service Class	(35,115,867)	(84,664,426)
	(40,722,816)	(86,237,768)
Increase (decrease) in net assets derived from capital share transactions	(17,871,634)	9,796,739
NET INCREASE (DECREASE) IN NET ASSETS	(124,913,333)	61,362,614
NET ASSETS:
Beginning of period	709,923,813	648,561,199
End of period	$ 585,010,480	$709,923,813
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–5

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 14.317	$ 13.260	$ 13.008	$ 11.225	$ 11.719	$ 10.463
Income (loss) from investment operations:
Net investment income[2]	0.065	0.144	0.196	0.240	0.217	0.184
Net realized and unrealized gain (loss)	(2.223)	1.773	0.237	1.874	(0.538)	1.228
Total from investment operations	(2.158)	1.917	0.433	2.114	(0.321)	1.412
Less dividends and distributions from:
Net investment income	—	(0.176)	(0.181)	(0.207)	(0.173)	(0.156)
Net realized gain	—	(0.684)	—	(0.124)	—	— [3]
Total dividends and distributions	—	(0.860)	(0.181)	(0.331)	(0.173)	(0.156)
Net asset value, end of period	$ 12.159	$ 14.317	$ 13.260	$ 13.008	$ 11.225	$ 11.719
Total return[4]	(15.07%)	14.66%	3.34%	18.90%	(2.74%)	13.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 19,631	$ 22,196	$16,664	$ 11,864	$ 5,937	$ 3,784
Ratio of expenses to average net assets[5]	0.31%	0.30%	0.31%	0.32%	0.32%	0.32%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.31%	0.31%	0.31%	0.32%	0.32%	0.32%
Ratio of net investment income to average net assets	1.01% [6]	1.03%	1.55%	1.94%	1.82%	1.64%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.01% [6]	1.02%	1.55%	1.94%	1.82%	1.64%
Portfolio turnover	4%	6%	20%	3%	5%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended December 31, 2017, net realized gain distributions of $57 were made by the Fund’s Standard Class, which calculated to a de minimis amount of $0.000 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–6

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 14.291	$ 13.241	$ 12.993	$ 11.221	$ 11.718	$ 10.464
Income (loss) from investment operations:
Net investment income[2]	0.042	0.094	0.151	0.196	0.174	0.144
Net realized and unrealized gain (loss)	(2.218)	1.768	0.235	1.872	(0.534)	1.226
Total from investment operations	(2.176)	1.862	0.386	2.068	(0.360)	1.370
Less dividends and distributions from:
Net investment income	—	(0.128)	(0.138)	(0.172)	(0.137)	(0.116)
Net realized gain	—	(0.684)	—	(0.124)	—	— [3]
Total dividends and distributions	—	(0.812)	(0.138)	(0.296)	(0.137)	(0.116)
Net asset value, end of period	$ 12.115	$ 14.291	$ 13.241	$ 12.993	$ 11.221	$ 11.718
Total return[4]	(15.23%)	14.26%	2.98%	18.48%	(3.07%)	13.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 565,380	$687,727	$631,897	$544,415	$327,163	$258,831
Ratio of expenses to average net assets[5]	0.66%	0.65%	0.66%	0.67%	0.67%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.66%	0.66%	0.66%	0.67%	0.67%	0.67%
Ratio of net investment income to average net assets	0.66% [6]	0.68%	1.20%	1.59%	1.47%	1.29%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.66% [6]	0.67%	1.20%	1.59%	1.47%	1.29%
Portfolio turnover	4%	6%	20%	3%	5%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended December 31, 2017, net realized gain distributions of $4,399 were made by the Fund’s Service Class, which calculated to a de minimis amount of $0.000 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–7

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
 Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–8

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Milliman Financial Risk Management LLC (“Milliman”) is responsible for managing the Fund’s managed risk strategy. For these services, LIAC, not the Fund, pays Milliman a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$21,659
Legal	3,866
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,978 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$119,107
Distribution fees payable to LFD	164,444
Printing and mailing fees payable to Lincoln Life	2,356
Shareholder servicing fees payable to Lincoln Life	14,098
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$25,930,570
Sales	59,032,374
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–9

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:
Cost of investments and derivatives	$750,357,732
Aggregate unrealized appreciation of investments and derivatives	$122,456,942
Aggregate unrealized depreciation of investments and derivatives	(14,285,606)
Net unrealized appreciation of investments and derivatives	$108,171,336
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$572,666,781	$—	$—	$572,666,781
Derivatives:
Assets:
Futures Contracts	$ 3,576,262	$—	$—	$ 3,576,262
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–10

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	494,653	318,025
Service Class	1,254,861	3,798,618
Shares reinvested:
Standard Class	—	86,822
Service Class	—	2,670,644
	1,749,514	6,874,109
Shares redeemed:
Standard Class	(430,444)	(111,237)
Service Class	(2,712,377)	(6,069,149)
	(3,142,821)	(6,180,386)
Net increase (decrease)	(1,393,307)	693,723
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$3,576,262	Receivables and other assets net of liabilities	$—
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–11

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(3,450,462)	$3,129,494
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$32,943,056	$94,814,758
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–12

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–13

LVIP Blended Large Cap Growth Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Blended Large Cap Growth Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Blended Large Cap Growth Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$751.00	0.68%	$2.95
Service Class Shares	1,000.00	750.10	0.93%	4.04
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.40	0.68%	$3.41
Service Class Shares	1,000.00	1,020.20	0.93%	4.66

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	86.17%
Airlines	0.27%
Automobiles	1.76%
Banks	0.14%
Beverages	1.34%
Biotechnology	4.02%
Building Products	0.20%
Capital Markets	0.90%
Chemicals	0.55%
Commercial Services & Supplies	1.23%
Communications Equipment	1.27%
Consumer Finance	0.44%
Distributors	0.51%
Diversified Consumer Services	0.10%
Diversified Financial Services	0.03%
Diversified Telecommunication Services	0.03%
Electrical Equipment	0.36%
Electronic Equipment, Instruments & Components	1.42%
Entertainment	0.42%
Equity Real Estate Investment Trusts	1.68%
Food & Staples Retailing	1.99%
Health Care Equipment & Supplies	3.54%
Health Care Providers & Services	3.23%
Health Care Technology	0.70%
Hotels, Restaurants & Leisure	1.95%
Household Durables	0.28%
Household Products	0.81%
Interactive Media & Services	6.81%
Internet & Direct Marketing Retail	4.31%
IT Services	4.80%
Life Sciences Tools & Services	1.95%
Machinery	0.88%
Media	0.69%
Metals & Mining	0.10%
Mortgage Real Estate Investment Trusts (REITs)	0.04%
Multiline Retail	0.32%
Oil, Gas & Consumable Fuels	0.26%
Pharmaceuticals	2.07%
Professional Services	0.13%
Road & Rail	0.67%
Semiconductors & Semiconductor Equipment	7.31%
Software	17.52%
Specialty Retail	2.18%
Technology Hardware, Storage & Peripherals	5.07%
Textiles, Apparel & Luxury Goods	1.35%
Tobacco	0.24%
Security Type/Sector	Percentage of Net Assets
Trading Companies & Distributors	0.30%
Money Market Fund	10.67%
Total Investments	96.84%
Receivables and Other Assets Net of Liabilities	3.16%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft Corp.	9.32%
Alphabet, Inc. Class C	5.34%
Apple, Inc.	4.80%
Amazon.com, Inc.	3.88%
UnitedHealth Group, Inc.	2.84%
Visa, Inc. Class A	2.75%
QUALCOMM, Inc.	2.48%
NVIDIA Corp.	1.88%
Costco Wholesale Corp.	1.79%
Zoetis, Inc.	1.74%
Total	36.82%

IT–Information Technology

LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–86.17%
Airlines–0.27%
†Copa Holdings SA Class A	60,302	$ 3,821,338
		3,821,338
Automobiles–1.76%
†General Motors Co.	137,556	4,368,779
†Tesla, Inc.	30,893	20,803,964
		25,172,743
Banks–0.14%
PacWest Bancorp	26,286	700,785
Wintrust Financial Corp.	16,579	1,328,807
		2,029,592
Beverages–1.34%
†Monster Beverage Corp.	200,837	18,617,590
PepsiCo, Inc.	3,702	616,975
		19,234,565
Biotechnology–4.02%
AbbVie, Inc.	75,518	11,566,337
Amgen, Inc.	7,683	1,869,274
†Biogen, Inc.	23,306	4,753,026
†Exelixis, Inc.	131,564	2,739,162
Gilead Sciences, Inc.	79,411	4,908,394
†Horizon Therapeutics PLC	24,332	1,940,720
†Incyte Corp.	70,317	5,341,983
†Vertex Pharmaceuticals, Inc.	86,924	24,494,314
		57,613,210
Building Products–0.20%
†Trex Co., Inc.	53,800	2,927,796
		2,927,796
Capital Markets–0.90%
Ameriprise Financial, Inc.	8,627	2,050,465
Bank of New York Mellon Corp.	24,964	1,041,249
Charles Schwab Corp.	107,543	6,794,567
MarketAxess Holdings, Inc.	6,104	1,562,685
Northern Trust Corp.	5,773	556,979
Stifel Financial Corp.	16,209	908,028
		12,913,973
Chemicals–0.55%
CF Industries Holdings, Inc.	39,153	3,356,587
Sherwin-Williams Co.	20,260	4,536,416
		7,893,003
Commercial Services & Supplies–1.23%
Cintas Corp.	16,079	6,005,989
†Copart, Inc.	106,568	11,579,679
		17,585,668
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–1.27%
†Arista Networks, Inc.	131,754	$ 12,350,620
Motorola Solutions, Inc.	28,070	5,883,472
		18,234,092
Consumer Finance–0.44%
Capital One Financial Corp.	21,499	2,239,981
Synchrony Financial	147,486	4,073,563
		6,313,544
Distributors–0.51%
LKQ Corp.	97,882	4,805,027
Pool Corp.	7,126	2,502,865
		7,307,892
Diversified Consumer Services–0.10%
†Bright Horizons Family Solutions, Inc.	17,421	1,472,423
		1,472,423
Diversified Financial Services–0.03%
Voya Financial, Inc.	7,722	459,691
		459,691
Diversified Telecommunication Services–0.03%
†Liberty Global PLC Class C	22,567	498,505
		498,505
Electrical Equipment–0.36%
AMETEK, Inc.	46,650	5,126,368
		5,126,368
Electronic Equipment, Instruments & Components–1.42%
Amphenol Corp. Class A	109,870	7,073,430
CDW Corp.	22,755	3,585,278
Cognex Corp.	48,380	2,057,118
†Zebra Technologies Corp. Class A	25,875	7,605,956
		20,321,782
Entertainment–0.42%
†Live Nation Entertainment, Inc.	44,638	3,686,206
†Take-Two Interactive Software, Inc.	18,880	2,313,366
		5,999,572
Equity Real Estate Investment Trusts–1.68%
Camden Property Trust	33,614	4,520,411
Crown Castle International Corp.	22,909	3,857,417
Equity LifeStyle Properties, Inc.	1,696	119,517
Extra Space Storage, Inc.	3,012	512,401
Lamar Advertising Co. Class A	27,874	2,452,076
LVIP Blended Large Cap Growth Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Life Storage, Inc.	42,365	$ 4,730,476
Public Storage	18,558	5,802,530
SBA Communications Corp.	6,396	2,047,040
		24,041,868
Food & Staples Retailing–1.99%
Casey's General Stores, Inc.	8,441	1,561,416
Costco Wholesale Corp.	53,359	25,573,902
Sysco Corp.	16,283	1,379,333
		28,514,651
Health Care Equipment & Supplies–3.54%
†ABIOMED, Inc.	11,710	2,898,342
†Align Technology, Inc.	17,382	4,113,798
†Edwards Lifesciences Corp.	170,296	16,193,447
†Enovis Corp.	11,220	617,100
†Envista Holdings Corp.	37,893	1,460,396
†IDEXX Laboratories, Inc.	29,455	10,330,752
†Intuitive Surgical, Inc.	75,487	15,150,996
		50,764,831
Health Care Providers & Services–3.23%
†DaVita, Inc.	7,703	615,932
†Molina Healthcare, Inc.	17,439	4,876,119
UnitedHealth Group, Inc.	79,263	40,711,854
		46,203,905
Health Care Technology–0.70%
†Veeva Systems, Inc. Class A	50,721	10,044,787
		10,044,787
Hotels, Restaurants & Leisure–1.95%
†Airbnb, Inc. Class A	17,334	1,544,113
Boyd Gaming Corp.	5,534	275,316
†Chipotle Mexican Grill, Inc.	4,422	5,780,704
Choice Hotels International, Inc.	40,302	4,498,912
Churchill Downs, Inc.	16,929	3,242,411
Hilton Worldwide Holdings, Inc.	20,139	2,244,290
Marriott International, Inc. Class A	39,955	5,434,280
Travel & Leisure Co.	12,886	500,235
Wyndham Hotels & Resorts, Inc.	67,406	4,429,922
		27,950,183
Household Durables–0.28%
†NVR, Inc.	989	3,960,094
		3,960,094
Household Products–0.81%
Kimberly-Clark Corp.	44,086	5,958,223
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products (continued)
Procter & Gamble Co.	39,222	$ 5,639,731
		11,597,954
Interactive Media & Services–6.81%
†Alphabet, Inc. Class A	5,774	12,583,047
†Alphabet, Inc. Class C	34,977	76,510,439
†Meta Platforms, Inc. Class A	49,194	7,932,532
†TripAdvisor, Inc.	24,675	439,215
		97,465,233
Internet & Direct Marketing Retail–4.31%
†Amazon.com, Inc.	523,520	55,603,059
†Chewy, Inc. Class A	34,468	1,196,729
†Etsy, Inc.	66,490	4,867,733
		61,667,521
IT Services–4.80%
†Cloudflare, Inc. Class A	6,087	266,306
†EPAM Systems, Inc.	30,771	9,070,676
†Gartner, Inc.	23,197	5,609,731
International Business Machines Corp.	22,802	3,219,414
Mastercard, Inc. Class A	13,457	4,245,414
†MongoDB, Inc.	4,734	1,228,473
†PayPal Holdings, Inc.	24,991	1,745,372
†Snowflake, Inc. Class A	6,053	841,730
†Toast, Inc. Class A	41,879	541,914
†VeriSign, Inc.	11,567	1,935,506
Visa, Inc. Class A	200,312	39,439,430
Western Union Co.	35,079	577,751
		68,721,717
Life Sciences Tools & Services–1.95%
Agilent Technologies, Inc.	50,395	5,985,414
†Avantor, Inc.	139,019	4,323,491
Bruker Corp.	66,453	4,170,590
†Illumina, Inc.	8,802	1,622,737
†Mettler-Toledo International, Inc.	8,267	9,496,882
†QIAGEN NV	48,192	2,274,662
		27,873,776
Machinery–0.88%
Caterpillar, Inc.	32,963	5,892,466
IDEX Corp.	27,530	5,000,274
Otis Worldwide Corp.	24,696	1,745,266
		12,638,006
Media–0.69%
Cable One, Inc.	618	796,800
†Charter Communications, Inc. Class A	14,782	6,925,810

LVIP Blended Large Cap Growth Managed Volatility Fund–4

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Liberty Broadband Corp. Class C	13,387	$ 1,548,073
Nexstar Media Group, Inc. Class A	3,811	620,736
		9,891,419
Metals & Mining–0.10%
Freeport-McMoRan, Inc.	46,752	1,367,964
		1,367,964
Mortgage Real Estate Investment Trusts (REITs)–0.04%
Annaly Capital Management, Inc.	85,439	504,944
		504,944
Multiline Retail–0.32%
Dollar General Corp.	18,965	4,654,770
		4,654,770
Oil, Gas & Consumable Fuels–0.26%
Cheniere Energy, Inc.	4,060	540,102
Kinder Morgan, Inc.	63,115	1,057,807
Marathon Petroleum Corp.	20,601	1,693,608
Pioneer Natural Resources Co.	1,671	372,767
		3,664,284
Pharmaceuticals–2.07%
Eli Lilly & Co.	4,415	1,431,476
Merck & Co., Inc.	36,426	3,320,958
Zoetis, Inc.	144,778	24,885,890
		29,638,324
Professional Services–0.13%
Booz Allen Hamilton Holding Corp.	20,022	1,809,188
		1,809,188
Road & Rail–0.67%
CSX Corp.	186,915	5,431,750
Old Dominion Freight Line, Inc.	4,458	1,142,496
Union Pacific Corp.	14,123	3,012,154
		9,586,400
Semiconductors & Semiconductor Equipment–7.31%
†Advanced Micro Devices, Inc.	131,464	10,053,052
Applied Materials, Inc.	14,094	1,282,272
ASML Holding NV	9,070	4,316,231
Broadcom, Inc.	17,053	8,284,518
†Enphase Energy, Inc.	4,154	811,027
Entegris, Inc.	75,836	6,986,771
KLA Corp.	1,208	385,449
Lam Research Corp.	6,807	2,900,803
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.	39,396	$ 2,288,120
Monolithic Power Systems, Inc.	8,542	3,280,470
NVIDIA Corp.	177,378	26,888,731
†ON Semiconductor Corp.	31,895	1,604,637
QUALCOMM, Inc.	278,183	35,535,096
		104,617,177
Software–17.52%
†Adobe, Inc.	41,197	15,080,574
†Atlassian Corp. PLC Class A	14,026	2,628,472
†Autodesk, Inc.	50,529	8,688,967
†Cadence Design Systems, Inc.	13,434	2,015,503
†Crowdstrike Holdings, Inc. Class A	1,495	251,997
†Fortinet, Inc.	305,210	17,268,782
Intuit, Inc.	4,901	1,889,042
†Manhattan Associates, Inc.	63,345	7,259,337
Microsoft Corp.	519,352	133,385,174
Oracle Corp.	107,861	7,536,248
†Palo Alto Networks, Inc.	13,079	6,460,241
†Paycom Software, Inc.	18,336	5,136,280
†PTC, Inc.	55,140	5,863,588
Roper Technologies, Inc.	29,035	11,458,663
†ServiceNow, Inc.	24,687	11,739,162
†Synopsys, Inc.	19,739	5,994,734
†Tyler Technologies, Inc.	16,857	5,604,615
VMware, Inc. Class A	7,328	835,246
†Workday, Inc. Class A	2,265	316,149
†Zscaler, Inc.	10,190	1,523,507
		250,936,281
Specialty Retail–2.18%
†AutoNation, Inc.	4,928	550,753
†AutoZone, Inc.	2,956	6,352,799
†Burlington Stores, Inc.	15,211	2,072,195
Home Depot, Inc.	75,629	20,742,766
†Leslie's, Inc.	51,088	775,516
Penske Automotive Group, Inc.	6,721	703,621
		31,197,650
Technology Hardware, Storage & Peripherals–5.07%
Apple, Inc.	502,617	68,717,796
NetApp, Inc.	52,952	3,454,589
†Pure Storage, Inc. Class A	17,858	459,129
		72,631,514
Textiles, Apparel & Luxury Goods–1.35%
†Capri Holdings Ltd.	28,269	1,159,312
NIKE, Inc. Class B	177,361	18,126,294
		19,285,606

LVIP Blended Large Cap Growth Managed Volatility Fund–5

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–0.24%
Altria Group, Inc.	81,488	$ 3,403,754
		3,403,754
Trading Companies & Distributors–0.30%
Fastenal Co.	16,861	841,701
†United Rentals, Inc.	14,385	3,494,260
		4,335,961
Total Common Stock (Cost $1,055,328,107)		1,233,895,519

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–10.67%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	152,701,417	$ 152,701,417
Total Money Market Fund (Cost $152,701,417)		152,701,417

TOTAL INVESTMENTS–96.84% (Cost $1,208,029,524)	1,386,596,936
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.16%	45,311,872
NET ASSETS APPLICABLE TO 35,911,651 SHARES OUTSTANDING–100.00%	$1,431,908,808
NET ASSET VALUE PER SHARE–LVIP BLENDED LARGE CAP GROWTH MANAGED VOLATILITY FUND STANDARD CLASS ($235,997,060 / 5,776,913 Shares)	$40.852
NET ASSET VALUE PER SHARE–LVIP BLENDED LARGE CAP GROWTH MANAGED VOLATILITY FUND SERVICE CLASS ($1,195,911,748 / 30,134,738 Shares)	$39.685
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$1,061,678,726
Distributable earnings/(accumulated loss)	370,230,082
TOTAL NET ASSETS	$1,431,908,808

† Non-income producing.
★ Includes $40,750,047 cash collateral held at broker for futures contracts, $6,896,237 variation margin due from broker on futures contracts, $1,605,951 payable for securities purchased, $398,661 payable for fund shares redeemed, $82,659 other accrued expenses payable and $1,020,155 due to manager and affiliates as of June 30, 2022.

The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
(84)	E-mini Russell 2000 Index	$ (7,173,600)	$ (7,840,729)	9/16/22	$ 667,129	$—
(3,443)	E-mini S&P 500 Index	(652,362,425)	(699,868,171)	9/16/22	47,505,746	—
(32)	E-mini S&P MidCap 400 Index	(7,257,600)	(7,814,011)	9/16/22	556,411	—
Total Futures Contracts					$48,729,286	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022.

LVIP Blended Large Cap Growth Managed Volatility Fund–6

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund–7

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 5,162,432
Foreign taxes withheld	(5,999)
5,156,433
EXPENSES:
Management fees	5,553,039
Distribution fees-Service Class	1,605,835
Shareholder servicing fees	224,919
Accounting and administration expenses	167,304
Professional fees	30,258
Trustees’ fees and expenses	24,919
Reports and statements to shareholders	16,440
Custodian fees	10,398
Consulting fees	2,032
Pricing fees	1,452
Other	17,893
7,654,489
Less:
Management fees waived	(812,773)
Total operating expenses	6,841,716
NET INVESTMENT LOSS	(1,685,283)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(50,063,356)
Futures contracts	(11,547,761)
Net realized loss	(61,611,117)
Net change in unrealized appreciation (depreciation) of:
Investments	(449,871,254)
Foreign currencies	(245)
Futures contracts	47,557,425
Net change in unrealized appreciation (depreciation)	(402,314,074)
NET REALIZED AND UNREALIZED LOSS	(463,925,191)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(465,610,474)
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (1,685,283)	$ (4,420,163)
Net realized gain (loss)	(61,611,117)	375,393,119
Net change in unrealized appreciation (depreciation)	(402,314,074)	90,344,265
Net increase (decrease) in net assets resulting from operations	(465,610,474)	461,317,221
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(28,161,026)
Service Class	—	(133,637,076)
	—	(161,798,102)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,225,914	3,506,720
Service Class	105,727,081	102,042,093
Reinvestment of dividends and distributions:
Standard Class	—	28,161,026
Service Class	—	133,637,076
	107,952,995	267,346,915
Cost of shares redeemed:
Standard Class	(14,086,406)	(34,068,665)
Service Class	(44,026,878)	(232,263,921)
	(58,113,284)	(266,332,586)
Increase in net assets derived from capital share transactions	49,839,711	1,014,329
NET INCREASE (DECREASE) IN NET ASSETS	(415,770,763)	300,533,448
NET ASSETS:
Beginning of period	1,847,679,571	1,547,146,123
End of period	$1,431,908,808	$1,847,679,571
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund–8

LVIP Blended Large Cap Growth Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21 [2]	12/31/20 [3]	12/31/19	12/31/18	12/31/17 [4]
Net asset value, beginning of period	$ 54.396	$ 45.414	$ 37.333	$ 32.690	$ 37.982	$ 30.995
Income (loss) from investment operations:
Net investment income (loss)[5]	(0.002)	(0.026)	0.142	0.264	0.294	0.237
Net realized and unrealized gain (loss)	(13.542)	14.057	8.747	6.137	(1.522)	7.868
Total from investment operations	(13.544)	14.031	8.889	6.401	(1.228)	8.105
Less dividends and distributions from:
Net investment income	—	—	(0.151)	(0.244)	(0.258)	(0.236)
Net realized gain	—	(5.049)	(0.657)	(1.514)	(3.806)	(0.882)
Total dividends and distributions	—	(5.049)	(0.808)	(1.758)	(4.064)	(1.118)
Net asset value, end of period	$ 40.852	$ 54.396	$ 45.414	$ 37.333	$ 32.690	$ 37.982
Total return[6]	(24.90%)	30.86%	23.82%	19.93%	(4.31%)	26.13%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 235,997	$328,574	$277,685	$250,538	$232,239	$268,162
Ratio of expenses to average net assets	0.68%	0.68%	0.70%	0.70%	0.71%	0.72%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.78%	0.78%	0.79%	0.79%	0.80%	0.81%
Ratio of net investment income (loss) to average net assets	(0.02%)	(0.05%)	0.36%	0.75%	0.77%	0.67%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.12%)	(0.15%)	0.27%	0.66%	0.68%	0.58%
Portfolio turnover	62%	156%	147%	126%	124%	138%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 1, 2021, AllianceBernstein was added as a sub-adviser to the Fund.
[3]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[4]	Effective May 1, 2017, Goldman Sachs Asset Management, L.P. replaced UBS Asset Management (Americas) as a sub-adviser to the Fund.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund–9

LVIP Blended Large Cap Growth Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Large Cap Growth Managed Volatility Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21 [2]	12/31/20 [3]	12/31/19	12/31/18	12/31/17 [4]
Net asset value, beginning of period	$ 52.909	$ 44.388	$ 36.520	$ 32.024	$ 37.292	$ 30.456
Income (loss) from investment operations:
Net investment income (loss)[5]	(0.057)	(0.153)	0.042	0.172	0.195	0.147
Net realized and unrealized gain (loss)	(13.167)	13.723	8.540	6.002	(1.478)	7.721
Total from investment operations	(13.224)	13.570	8.582	6.174	(1.283)	7.868
Less dividends and distributions from:
Net investment income	—	—	(0.057)	(0.164)	(0.179)	(0.150)
Net realized gain	—	(5.049)	(0.657)	(1.514)	(3.806)	(0.882)
Total dividends and distributions	—	(5.049)	(0.714)	(1.678)	(3.985)	(1.032)
Net asset value, end of period	$ 39.685	$ 52.909	$ 44.388	$ 36.520	$ 32.024	$ 37.292
Total return[6]	(24.99%)	30.53%	23.51%	19.64%	(4.55%)	25.81%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,195,912	$1,519,106	$1,269,461	$980,543	$737,236	$631,022
Ratio of expenses to average net assets	0.93%	0.93%	0.95%	0.95%	0.96%	0.97%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.03%	1.03%	1.04%	1.04%	1.05%	1.06%
Ratio of net investment income (loss) to average net assets	(0.27%)	(0.30%)	0.11%	0.50%	0.52%	0.42%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.37%)	(0.40%)	0.02%	0.41%	0.43%	0.33%
Portfolio turnover	62%	156%	147%	126%	124%	138%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 1, 2021, AllianceBernstein was added as a sub-adviser to the Fund.
[3]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[4]	Effective May 1, 2017, Goldman Sachs Asset Management, L.P. replaced UBS Asset Management (Americas) as a sub-adviser to the Fund.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund–10

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term growth of capital in a manner consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Blended Large Cap Growth Managed Volatility Fund–11

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $473 for the six months ended June 30, 2022. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.750% of the first $500 million of the Fund’s average daily net assets; and 0.700% of the Fund’s average daily net assets in excess of $500 million.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.155% on the first $100 million of average daily net assets of the Fund; 0.105% on the next $400 million; 0.100% on the next $1.5 billion; and 0.085% on the excess of $2 billion of average daily net assets of the Fund.   The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
AllianceBernstein LP (“AllianceBernstein”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays AllianceBernstein a fee based on AllianceBernstein’s managed portion of the Fund’s average daily net assets.
Goldman Sachs Asset Management, L.P. (“GSAM”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays GSAM a fee based on GSAM’s managed portion of the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$53,710
Legal	9,588
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Blended Large Cap Growth Managed Volatility Fund–12

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,829 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$728,576
Distribution fees payable to LFD	248,231
Printing and mailing fees payable to Lincoln Life	8,829
Shareholder servicing fees payable to Lincoln Life	34,519
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.
For the six months ended June 30, 2022, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$905,944,819
Sales	922,531,180
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,208,029,524
Aggregate unrealized appreciation of investments and derivatives	$ 316,400,813
Aggregate unrealized depreciation of investments and derivatives	(89,104,115)
Net unrealized appreciation of investments and derivatives	$ 227,296,698
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
LVIP Blended Large Cap Growth Managed Volatility Fund–13

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,233,895,519	$—	$—	$1,233,895,519
Money Market Fund	152,701,417	—	—	152,701,417
Total Investments	$1,386,596,936	$—	$—	$1,386,596,936
Derivatives:

Assets:
Futures Contracts	$48,729,286	$—	$—	$48,729,286
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	48,750	68,138
Service Class	2,408,125	2,077,640
Shares reinvested:
Standard Class	—	513,093
Service Class	—	2,502,780
	2,456,875	5,161,651
Shares redeemed:
Standard Class	(312,238)	(655,314)
Service Class	(985,155)	(4,467,589)
	(1,297,393)	(5,122,903)
Net increase	1,159,482	38,748
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP Blended Large Cap Growth Managed Volatility Fund–14

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$48,729,286	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(11,547,761)	$47,557,425
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$19,558,068	$343,906,076
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
LVIP Blended Large Cap Growth Managed Volatility Fund–15

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund–16

LVIP Blended Large Cap Growth Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Blended Large Cap Growth Managed Volatility Fund–17

LVIP Blended Mid Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Blended Mid Cap Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Blended Mid Cap Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$754.90	0.72%	$3.13
Service Class Shares	1,000.00	753.90	0.97%	4.22
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.20	0.72%	$3.61
Service Class Shares	1,000.00	1,020.00	0.97%	4.86

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	85.73%
Aerospace & Defense	1.05%
Air Freight & Logistics	0.07%
Airlines	0.25%
Auto Components	0.05%
Banks	0.34%
Beverages	0.26%
Biotechnology	1.29%
Building Products	0.76%
Capital Markets	3.80%
Chemicals	0.76%
Commercial Services & Supplies	2.76%
Communications Equipment	0.50%
Construction & Engineering	0.16%
Construction Materials	1.01%
Consumer Finance	0.21%
Containers & Packaging	0.79%
Distributors	1.29%
Diversified Consumer Services	0.81%
Diversified Financial Services	0.21%
Diversified Telecommunication Services	0.01%
Electrical Equipment	1.58%
Electronic Equipment, Instruments & Components	1.69%
Energy Equipment & Services	0.17%
Entertainment	1.27%
Equity Real Estate Investment Trusts	2.60%
Food & Staples Retailing	0.33%
Food Products	0.45%
Health Care Equipment & Supplies	4.53%
Health Care Providers & Services	1.61%
Health Care Technology	0.46%
Hotels, Restaurants & Leisure	4.02%
Household Durables	0.27%
Household Products	0.52%
Insurance	1.94%
Interactive Media & Services	1.40%
Internet & Direct Marketing Retail	0.19%
IT Services	3.45%
Leisure Products	0.15%
Life Sciences Tools & Services	7.37%
Machinery	1.14%
Media	0.38%
Metals & Mining	0.13%
Multiline Retail	0.10%
Oil, Gas & Consumable Fuels	1.90%
Pharmaceuticals	0.29%
Security Type/Sector	Percentage of Net Assets
Professional Services	5.44%
Real Estate Management & Development	0.01%
Road & Rail	0.72%
Semiconductors & Semiconductor Equipment	4.59%
Software	13.93%
Specialty Retail	4.56%
Textiles, Apparel & Luxury Goods	1.03%
Trading Companies & Distributors	1.13%
Convertible Preferred Stocks	0.45%
Money Market Fund	10.36%
Total Investments	96.54%
Receivables and Other Assets Net of Liabilities	3.46%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Cadence Design Systems, Inc.	2.00%
MSCI, Inc.	1.58%
Monolithic Power Systems, Inc.	1.55%
Arthur J Gallagher & Co.	1.53%
Synopsys, Inc.	1.38%
PerkinElmer, Inc.	1.38%
Verisk Analytics, Inc.	1.27%
STERIS PLC	1.21%
Chipotle Mexican Grill, Inc.	1.15%
O'Reilly Automotive, Inc.	1.07%
Total	14.12%

IT–Information Technology

LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–85.73%
Aerospace & Defense–1.05%
BWX Technologies, Inc.	9,616	$ 529,745
Hexcel Corp.	10,575	553,178
Howmet Aerospace, Inc.	155,819	4,900,508
Huntington Ingalls Industries, Inc.	2,100	457,422
†TransDigm Group, Inc.	2,744	1,472,623
Woodward, Inc.	4,400	406,956
		8,320,432
Air Freight & Logistics–0.07%
Expeditors International of Washington, Inc.	5,800	565,268
		565,268
Airlines–0.25%
†Alaska Air Group, Inc.	24,857	995,523
†Southwest Airlines Co.	28,300	1,022,196
		2,017,719
Auto Components–0.05%
†Aptiv PLC	4,708	419,342
		419,342
Banks–0.34%
First Republic Bank	4,464	643,709
†SVB Financial Group	5,108	2,017,609
		2,661,318
Beverages–0.26%
†Boston Beer Co., Inc. Class A	991	300,243
Brown-Forman Corp. Class B	17,900	1,255,864
Constellation Brands, Inc. Class A	2,300	536,038
		2,092,145
Biotechnology–1.29%
†Alnylam Pharmaceuticals, Inc.	13,558	1,977,434
†Argenx SE ADR	2,267	858,921
†Ascendis Pharma AS ADR	21,282	1,978,375
†BioMarin Pharmaceutical, Inc.	5,700	472,359
BioNTech SE ADR	3,500	521,850
†Blueprint Medicines Corp.	7,700	388,927
†Exact Sciences Corp.	13,400	527,826
†Genmab AS ADR	16,996	552,200
†Horizon Therapeutics PLC	5,800	462,608
†Incyte Corp.	6,800	516,596
†Neurocrine Biosciences, Inc.	5,527	538,772
†Seagen, Inc.	5,096	901,686
†United Therapeutics Corp.	2,200	518,408
		10,215,962
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–0.76%
A O Smith Corp.	7,300	$ 399,164
Allegion PLC	4,500	440,550
†AZEK Co., Inc.	85,950	1,438,803
Fortune Brands Home & Security, Inc.	17,878	1,070,535
Trane Technologies PLC	13,300	1,727,271
†Trex Co., Inc.	18,100	985,002
		6,061,325
Capital Markets–3.80%
Blue Owl Capital, Inc.	33,000	330,990
Cboe Global Markets, Inc.	5,200	588,588
FactSet Research Systems, Inc.	5,407	2,079,370
MarketAxess Holdings, Inc.	5,450	1,395,255
Morningstar, Inc.	9,102	2,201,137
MSCI, Inc.	30,400	12,529,360
Nasdaq, Inc.	42,532	6,487,831
S&P Global, Inc.	1,858	626,257
Tradeweb Markets, Inc. Class A	58,251	3,975,631
		30,214,419
Chemicals–0.76%
Albemarle Corp.	3,800	794,124
CF Industries Holdings, Inc.	19,600	1,680,308
Corteva, Inc.	22,591	1,223,077
PPG Industries, Inc.	11,530	1,318,340
RPM International, Inc.	13,000	1,023,360
		6,039,209
Commercial Services & Supplies–2.76%
Cintas Corp.	9,200	3,436,476
†Copart, Inc.	69,594	7,562,084
†IAA, Inc.	24,658	808,043
Republic Services, Inc.	14,600	1,910,702
Ritchie Bros Auctioneers, Inc.	7,300	474,938
Rollins, Inc.	11,848	413,732
Waste Connections, Inc.	59,261	7,345,993
		21,951,968
Communications Equipment–0.50%
†Arista Networks, Inc.	25,300	2,371,622
Motorola Solutions, Inc.	7,500	1,572,000
		3,943,622
Construction & Engineering–0.16%
Valmont Industries, Inc.	5,800	1,302,854
		1,302,854
Construction Materials–1.01%
Vulcan Materials Co.	56,327	8,004,067
		8,004,067
LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance–0.21%
Discover Financial Services	17,708	$ 1,674,823
		1,674,823
Containers & Packaging–0.79%
Ardagh Metal Packaging SA	51,727	315,535
Avery Dennison Corp.	6,200	1,003,594
Ball Corp.	61,694	4,242,696
Sealed Air Corp.	12,900	744,588
		6,306,413
Distributors–1.29%
LKQ Corp.	69,230	3,398,501
Pool Corp.	19,441	6,828,262
		10,226,763
Diversified Consumer Services–0.81%
†Bright Horizons Family Solutions, Inc.	69,639	5,885,888
Service Corp. International	8,400	580,608
		6,466,496
Diversified Financial Services–0.21%
Apollo Global Management, Inc.	34,600	1,677,408
		1,677,408
Diversified Telecommunication Services–0.01%
=†πSocure, Inc.	5,095	62,261
		62,261
Electrical Equipment–1.58%
AMETEK, Inc.	70,226	7,717,135
†Generac Holdings, Inc.	9,600	2,021,568
Hubbell, Inc.	5,400	964,332
Rockwell Automation, Inc.	9,300	1,853,583
		12,556,618
Electronic Equipment, Instruments & Components–1.69%
Amphenol Corp. Class A	59,000	3,798,420
CDW Corp.	18,200	2,867,592
Cognex Corp.	9,500	403,940
†Keysight Technologies, Inc.	8,119	1,119,204
Littelfuse, Inc.	14,178	3,601,779
†Zebra Technologies Corp. Class A	5,700	1,675,515
		13,466,450
Energy Equipment & Services–0.17%
Halliburton Co.	41,900	1,313,984
		1,313,984
Entertainment–1.27%
Electronic Arts, Inc.	16,960	2,063,184
†Roku, Inc.	5,900	484,626
†Spotify Technology SA	10,100	947,683
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Take-Two Interactive Software, Inc.	42,631	$ 5,223,576
Warner Music Group Corp. Class A	56,150	1,367,814
		10,086,883
Equity Real Estate Investment Trusts–2.60%
Alexandria Real Estate Equities, Inc.	7,600	1,102,228
CubeSmart	64,600	2,759,712
Equity LifeStyle Properties, Inc.	26,100	1,839,267
Extra Space Storage, Inc.	37,507	6,380,691
Rexford Industrial Realty, Inc.	7,800	449,202
SBA Communications Corp.	25,435	8,140,472
		20,671,572
Food & Staples Retailing–0.33%
†BJ's Wholesale Club Holdings, Inc.	35,900	2,237,288
Casey's General Stores, Inc.	2,020	373,660
		2,610,948
Food Products–0.45%
†Darling Ingredients, Inc.	20,700	1,237,860
Hershey Co.	7,300	1,570,668
McCormick & Co., Inc.	3,600	299,700
Tyson Foods, Inc. Class A	5,522	475,223
		3,583,451
Health Care Equipment & Supplies–4.53%
†ABIOMED, Inc.	5,400	1,336,554
†Align Technology, Inc.	7,802	1,846,499
Cooper Cos., Inc.	1,361	426,156
†Dexcom, Inc.	62,200	4,635,766
†Envista Holdings Corp.	146,353	5,640,445
†Hologic, Inc.	7,196	498,683
†IDEXX Laboratories, Inc.	10,550	3,700,201
†Insulet Corp.	12,600	2,746,044
†Novocure Ltd.	6,900	479,550
†Penumbra, Inc.	5,600	697,312
†QuidelOrtho Corp.	4,000	388,720
ResMed, Inc.	15,000	3,144,450
†Shockwave Medical, Inc.	2,900	554,393
STERIS PLC	46,725	9,632,359
Teleflex, Inc.	1,196	294,037
		36,021,169
Health Care Providers & Services–1.61%
†Acadia Healthcare Co., Inc.	5,083	343,763
†Amedisys, Inc.	3,800	399,456
†Centene Corp.	7,732	654,205
†Guardant Health, Inc.	24,879	1,003,619

LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Henry Schein, Inc.	43,447	$ 3,334,123
McKesson Corp.	16,195	5,282,971
†Molina Healthcare, Inc.	6,350	1,775,523
		12,793,660
Health Care Technology–0.46%
†Veeva Systems, Inc. Class A	18,379	3,639,777
		3,639,777
Hotels, Restaurants & Leisure–4.02%
†Caesars Entertainment, Inc.	20,300	777,490
†Chipotle Mexican Grill, Inc.	7,018	9,174,351
Darden Restaurants, Inc.	4,500	509,040
Domino's Pizza, Inc.	12,999	5,065,840
†DraftKings, Inc. Class A	30,800	359,436
Hilton Worldwide Holdings, Inc.	36,800	4,100,992
†Hyatt Hotels Corp. Class A	43,155	3,189,586
MGM Resorts International	86,244	2,496,764
Papa John's International, Inc.	7,498	626,233
Red Rock Resorts, Inc. Class A	73,173	2,441,051
Restaurant Brands International, Inc.	17,823	893,824
Vail Resorts, Inc.	2,800	610,540
†Wynn Resorts Ltd.	10,900	621,082
Yum! Brands, Inc.	9,700	1,101,047
		31,967,276
Household Durables–0.27%
†NVR, Inc.	537	2,150,223
		2,150,223
Household Products–0.52%
Church & Dwight Co., Inc.	44,230	4,098,352
		4,098,352
Insurance–1.94%
Arthur J Gallagher & Co.	74,600	12,162,784
Assurant, Inc.	2,100	362,985
Hartford Financial Services Group, Inc.	43,749	2,862,497
		15,388,266
Interactive Media & Services–1.40%
†Bumble, Inc. Class A	42,322	1,191,364
†IAC/InterActiveCorp	27,950	2,123,362
†Match Group, Inc.	100,049	6,972,415
†Pinterest, Inc. Class A	29,400	533,904
†ZoomInfo Technologies, Inc.	8,608	286,130
		11,107,175
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail–0.19%
†Chewy, Inc. Class A	13,296	$ 461,637
†Etsy, Inc.	11,800	863,878
†Wayfair, Inc. Class A	4,500	196,020
		1,521,535
IT Services–3.45%
Broadridge Financial Solutions, Inc.	13,700	1,952,935
†Endava PLC ADR	20,130	1,776,875
†EPAM Systems, Inc.	8,200	2,417,196
†Euronet Worldwide, Inc.	5,000	502,950
†FleetCor Technologies, Inc.	5,380	1,130,392
†Gartner, Inc.	25,379	6,137,404
Genpact Ltd.	13,400	567,624
†Globant SA	5,400	939,600
†GoDaddy, Inc. Class A	6,800	473,008
†MongoDB, Inc.	9,200	2,387,400
†Okta, Inc.	13,800	1,247,520
Paychex, Inc.	26,200	2,983,394
SS&C Technologies Holdings, Inc.	40,941	2,377,444
†Thoughtworks Holding, Inc.	102,240	1,442,606
†Twilio, Inc. Class A	1,400	117,334
†VeriSign, Inc.	2,100	351,393
†WEX, Inc.	4,100	637,796
		27,442,871
Leisure Products–0.15%
†Mattel, Inc.	52,400	1,170,092
		1,170,092
Life Sciences Tools & Services–7.37%
Agilent Technologies, Inc.	57,190	6,792,457
†Avantor, Inc.	74,543	2,318,287
†Bio-Rad Laboratories, Inc. Class A	2,600	1,287,000
Bio-Techne Corp.	14,697	5,094,568
Bruker Corp.	61,066	3,832,502
†Charles River Laboratories International, Inc.	17,892	3,828,351
†ICON PLC	30,599	6,630,803
†IQVIA Holdings, Inc.	5,800	1,258,542
†Maravai LifeSciences Holdings, Inc. Class A	89,557	2,544,315
†Mettler-Toledo International, Inc.	4,479	5,145,341
PerkinElmer, Inc.	77,176	10,975,971
†Repligen Corp.	11,369	1,846,326
†Waters Corp.	3,254	1,077,009
West Pharmaceutical Services, Inc.	19,541	5,908,612
		58,540,084

LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–1.14%
Graco, Inc.	5,600	$ 332,696
IDEX Corp.	29,445	5,348,095
†Middleby Corp.	6,179	774,600
Otis Worldwide Corp.	9,500	671,365
PACCAR, Inc.	7,200	592,848
Toro Co.	6,600	500,214
Westinghouse Air Brake Technologies Corp.	10,072	826,710
		9,046,528
Media–0.38%
Cable One, Inc.	2,315	2,984,776
		2,984,776
Metals & Mining–0.13%
Steel Dynamics, Inc.	15,100	998,865
		998,865
Multiline Retail–0.10%
†Dollar Tree, Inc.	2,300	358,455
†Ollie's Bargain Outlet Holdings, Inc.	8,000	470,000
		828,455
Oil, Gas & Consumable Fuels–1.90%
APA Corp.	9,000	314,100
Cheniere Energy, Inc.	13,100	1,742,693
Chesapeake Energy Corp.	17,742	1,438,876
Continental Resources, Inc.	14,029	916,795
Coterra Energy, Inc.	35,100	905,229
Devon Energy Corp.	58,000	3,196,380
Diamondback Energy, Inc.	17,416	2,109,949
Hess Corp.	8,230	871,886
Pioneer Natural Resources Co.	11,700	2,610,036
=†πVenture Global LNG Inc. Series B	12	71,402
=†πVenture Global LNG Inc. Series C	149	886,575
		15,063,921
Pharmaceuticals–0.29%
†Catalent, Inc.	12,513	1,342,520
†Elanco Animal Health, Inc.	22,134	434,490
Royalty Pharma PLC Class A	12,755	536,220
		2,313,230
Professional Services–5.44%
Booz Allen Hamilton Holding Corp.	8,081	730,199
†Clarivate PLC	256,335	3,552,803
†CoStar Group, Inc.	98,954	5,977,811
†Dun & Bradstreet Holdings, Inc.	206,582	3,104,928
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Equifax, Inc.	33,001	$ 6,031,923
†FTI Consulting, Inc.	2,200	397,870
Leidos Holdings, Inc.	5,600	563,976
TransUnion	85,567	6,844,504
†Upwork, Inc.	13,800	285,384
Verisk Analytics, Inc.	58,291	10,089,589
Wolters Kluwer NV	57,921	5,613,584
		43,192,571
Real Estate Management & Development–0.01%
eXp World Holdings, Inc.	9,800	115,346
		115,346
Road & Rail–0.72%
Canadian Pacific Railway Ltd.	8,651	604,186
JB Hunt Transport Services, Inc.	9,677	1,523,837
Landstar System, Inc.	3,400	494,428
Old Dominion Freight Line, Inc.	12,200	3,126,616
		5,749,067
Semiconductors & Semiconductor Equipment–4.59%
ASM International NV	10,013	2,491,306
†Enphase Energy, Inc.	14,000	2,733,360
Entegris, Inc.	85,438	7,871,403
KLA Corp.	2,709	864,388
†Lattice Semiconductor Corp.	13,700	664,450
Marvell Technology, Inc.	14,195	617,908
Microchip Technology, Inc.	59,588	3,460,871
MKS Instruments, Inc.	4,000	410,520
Monolithic Power Systems, Inc.	31,977	12,280,447
†ON Semiconductor Corp.	40,100	2,017,431
†Silicon Laboratories, Inc.	3,400	476,748
Skyworks Solutions, Inc.	8,700	805,968
†Synaptics, Inc.	1,800	212,490
Teradyne, Inc.	17,500	1,567,125
		36,474,415
Software–13.93%
†ANSYS, Inc.	5,100	1,220,379
†AppLovin Corp. Class A	14,100	485,604
†Aspen Technology, Inc.	4,267	783,763
†Autodesk, Inc.	15,440	2,655,062
†Avalara, Inc.	8,250	582,450
Bentley Systems, Inc. Class B	9,844	327,805
†Bill.com Holdings, Inc.	13,320	1,464,401
†Black Knight, Inc.	92,278	6,034,058
†Cadence Design Systems, Inc.	105,786	15,871,074
=†πCanva, Inc.	218	208,179

LVIP Blended Mid Cap Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†CCC Intelligent Solutions Holdings, Inc.	110,709	$ 1,018,523
†Ceridian HCM Holding, Inc.	12,941	609,262
†Confluent, Inc. Class A	12,712	295,427
Constellation Software, Inc.	3,263	4,843,978
†Coupa Software, Inc.	8,838	504,650
†Crowdstrike Holdings, Inc. Class A	26,971	4,546,232
=†πDatabricks, Inc.	3,406	581,711
†Datadog, Inc. Class A	37,544	3,575,691
†Descartes Systems Group, Inc.	5,900	366,154
†DocuSign, Inc.	10,088	578,849
†DoubleVerify Holdings, Inc.	16,448	372,876
†Dynatrace, Inc.	11,812	465,865
†Fair Isaac Corp.	4,100	1,643,690
†Five9, Inc.	8,302	756,644
†Fortinet, Inc.	92,925	5,257,696
†Gitlab, Inc. Class A	11,183	594,265
†HubSpot, Inc.	8,460	2,543,499
†Informatica, Inc. Class A	24,500	508,865
†Manhattan Associates, Inc.	10,000	1,146,000
†nCino, Inc.	23,561	728,506
†Nice Ltd. ADR	28,506	5,485,980
†Palo Alto Networks, Inc.	10,000	4,939,400
†Paycom Software, Inc.	8,400	2,353,008
†Paycor HCM, Inc.	15,900	413,400
†Paylocity Holding Corp.	29,985	5,229,984
†Procore Technologies, Inc.	5,159	234,167
†PTC, Inc.	13,497	1,435,271
†Qualtrics International, Inc. Class A	44,221	553,205
†RingCentral, Inc. Class A	9,400	491,244
†SentinelOne, Inc. Class A	16,247	379,042
†ServiceNow, Inc.	8,420	4,003,878
=†πSnyk Ltd.	23,071	262,317
†Synopsys, Inc.	36,223	11,000,925
=†πTanium, Inc. Class B	9,649	74,201
†Topicus.com, Inc.	6,179	348,649
†Trade Desk, Inc. Class A	75,880	3,178,613
†Tyler Technologies, Inc.	18,827	6,259,601
†UiPath, Inc. Class A	14,835	269,849
†Workiva, Inc.	5,200	343,148
†Zscaler, Inc.	18,800	2,810,788
		110,637,828
Specialty Retail–4.56%
†AutoZone, Inc.	1,790	3,846,925
†Burlington Stores, Inc.	17,078	2,326,536
†CarMax, Inc.	3,932	355,767
†Carvana Co.	4,400	99,352
†Five Below, Inc.	24,951	2,830,192
†Floor & Decor Holdings, Inc. Class A	10,734	675,812
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†O'Reilly Automotive, Inc.	13,467	$ 8,507,912
†RH	1,800	382,068
Ross Stores, Inc.	9,100	639,093
Tractor Supply Co.	37,442	7,258,132
†Ulta Beauty, Inc.	21,862	8,427,364
Williams-Sonoma, Inc.	7,712	855,646
		36,204,799
Textiles, Apparel & Luxury Goods–1.03%
†Lululemon Athletica, Inc.	28,966	7,896,421
†Skechers USA, Inc. Class A	8,900	316,662
		8,213,083
Trading Companies & Distributors–1.13%
Fastenal Co.	69,900	3,489,408
Ferguson PLC	3,800	420,698
†SiteOne Landscape Supply, Inc.	16,851	2,003,078
†United Rentals, Inc.	7,000	1,700,370
Watsco, Inc.	5,700	1,361,274
		8,974,828
Total Common Stock (Cost $544,383,147)		681,151,912
CONVERTIBLE PREFERRED STOCKS–0.45%
=†πCanva, Inc. Series A	13	12,414
=†πCaris Life Sciences, Inc. Series D	39,051	256,956
=†πDatabricks, Inc. Series F	7,776	1,328,063
=†πDatabricks, Inc. Series G	825	140,902
=†πDatabricks, Inc. Series H	1,967	335,944
=†πDatarobot, Inc. Series G	15,766	231,603
=†πRappi, Inc. Series E	9,859	508,034
=†πSNYK Ltd. Series F	38,452	437,199
=†πSocure, Inc. Series A	6,193	75,678
=†πSocure, Inc. Series A-1	5,083	62,114
=†πSocure, Inc. Series B	92	1,124
=†πSocure, Inc. Series E	11,781	143,964
Total Convertible Preferred Stocks (Cost $3,196,347)		3,533,995

MONEY MARKET FUND–10.36%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	82,341,741	82,341,741
Total Money Market Fund (Cost $82,341,741)		82,341,741

LVIP Blended Mid Cap Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–96.54% (Cost $629,921,235)	$767,027,648
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.46%	27,494,369
NET ASSETS APPLICABLE TO 45,618,218 SHARES OUTSTANDING–100.00%	$794,522,017
NET ASSET VALUE PER SHARE–LVIP BLENDED MID CAP MANAGED VOLATILITY FUND STANDARD CLASS ($29,355,682 / 1,615,456 Shares)	$18.172
NET ASSET VALUE PER SHARE–LVIP BLENDED MID CAP MANAGED VOLATILITY FUND SERVICE CLASS ($765,166,335 / 44,002,762 Shares)	$17.389
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$552,708,252
Distributable earnings/(accumulated loss)	241,813,765
TOTAL NET ASSETS	$794,522,017

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2022, the aggregate value of restricted securities was $5,680,641, which represented 0.71% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$ 371,590	$ 208,179
Canva, Inc. Series A	11/4/2021	22,162	12,414
Caris Life Sciences, Inc. Series D	5/11/2021	316,313	256,956
Databricks, Inc.	7/24/2020	163,573	581,711
Databricks, Inc. Series F	10/22/2019	333,967	1,328,063
Databricks, Inc. Series G	2/1/2021	146,328	140,902
Databricks, Inc. Series H	8/31/2021	433,630	335,944
Datarobot, Inc. Series G	6/11/2021	431,364	231,603
Rappi, Inc. Series E	9/8/2020	589,036	508,034
Snyk Ltd.	9/3/2021	330,942	262,317
SNYK Ltd. Series F	9/3/2021	551,575	437,199
Socure, Inc.	12/22/2021	81,869	62,261
Socure, Inc. Series A	12/22/2021	99,513	75,678
Socure, Inc. Series A-1	12/22/2021	81,677	62,114
Socure, Inc. Series B	12/22/2021	1,478	1,124
Socure, Inc. Series E	10/27/2021	189,304	143,964
Tanium, Inc. Class B	9/24/2020	109,952	74,201
Venture Global LNG Inc. Series B	3/8/2018	36,240	71,402
Venture Global LNG Inc. Series C	10/16/2017	554,369	886,575
Total		$4,844,882	$5,680,641

★ Includes $23,777,348 cash collateral held at broker for futures contracts, $4,204,376 variation margin due from broker on futures contracts, $8,619,875 payable for securities purchased, $365,645 payable for fund shares redeemed, $75,094 other accrued expenses payable and $610,051 due to manager and affiliates as of June 30, 2022.
LVIP Blended Mid Cap Managed Volatility Fund–8

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(68)	British Pound	$ (5,184,584)	$ (5,309,414)	9/19/22	$ 124,830	$—
(65)	Euro	(8,562,125)	(8,738,119)	9/19/22	175,994	—
(66)	Japanese Yen	(6,117,788)	(6,169,597)	9/19/22	51,809	—
					352,633	—
Equity Contracts:
(112)	E-mini MSCI Emerging Markets Index	(5,615,120)	(5,875,951)	9/16/22	260,831	—
(927)	E-mini S&P 500 Index	(175,643,325)	(188,511,417)	9/16/22	12,868,092	—
(740)	E-mini S&P MidCap 400 Index	(167,832,000)	(181,820,321)	9/16/22	13,988,321	—
(233)	Euro STOXX 50 Index	(8,401,971)	(9,034,904)	9/16/22	632,933	—
(58)	FTSE 100 Index	(5,027,669)	(5,229,790)	9/16/22	202,121	—
(31)	Nikkei 225 Index (OSE)	(6,027,271)	(6,306,020)	9/8/22	278,749	—
					28,231,047	—
Total Futures Contracts					$28,583,680	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
IT–Information Technology
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund–9

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 2,497,500
Foreign taxes withheld	(25,386)
2,472,114
EXPENSES:
Management fees	2,759,519
Distribution fees-Service Class	1,021,753
Shareholder servicing fees	123,117
Accounting and administration expenses	110,887
Professional fees	25,198
Trustees’ fees and expenses	13,484
Custodian fees	12,781
Reports and statements to shareholders	11,326
Pricing fees	5,559
Consulting fees	1,766
Other	10,000
4,095,390
Less:
Management fees waived	(21,227)
Total operating expenses	4,074,163
NET INVESTMENT LOSS	(1,602,049)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(4,331,737)
Foreign currencies	154
Futures contracts	9,927,357
Net realized gain	5,595,774
Net change in unrealized appreciation (depreciation) of:
Investments	(282,421,902)
Foreign currencies	2,086
Futures contracts	28,084,388
Net change in unrealized appreciation (depreciation)	(254,335,428)
NET REALIZED AND UNREALIZED LOSS	(248,739,654)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(250,341,703)
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (1,602,049)	$ (5,509,498)
Net realized gain	5,595,774	88,409,333
Net change in unrealized appreciation (depreciation)	(254,335,428)	39,806,010
Net increase (decrease) in net assets resulting from operations	(250,341,703)	122,705,845
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,136,264)
Service Class	—	(30,354,120)
	—	(31,490,384)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,870,914	4,529,084
Service Class	75,879,415	76,278,150
Reinvestment of dividends and distributions:
Standard Class	—	1,136,264
Service Class	—	30,354,120
	78,750,329	112,297,618
Cost of shares redeemed:
Standard Class	(1,681,505)	(5,764,598)
Service Class	(23,513,493)	(138,087,147)
	(25,194,998)	(143,851,745)
Increase (decrease) in net assets derived from capital share transactions	53,555,331	(31,554,127)
NET INCREASE (DECREASE) IN NET ASSETS	(196,786,372)	59,661,334
NET ASSETS:
Beginning of period	991,308,389	931,647,055
End of period	$ 794,522,017	$ 991,308,389
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund–10

LVIP Blended Mid Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Mid Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19	12/31/18 [3]	12/31/17
Net asset value, beginning of period	$ 24.072	$ 21.901	$ 17.149	$ 15.017	$ 14.963	$ 11.917
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.013)	(0.075)	(0.035)	0.022	0.023	0.023
Net realized and unrealized gain (loss)	(5.887)	2.984	4.787	3.628	0.031	3.023
Total from investment operations	(5.900)	2.909	4.752	3.650	0.054	3.046
Less dividends and distributions from:
Net realized gain	—	(0.738)	—	(1.518)	—	—
Total dividends and distributions	—	(0.738)	—	(1.518)	—	—
Net asset value, end of period	$ 18.172	$ 24.072	$ 21.901	$ 17.149	$ 15.017	$ 14.963
Total return[5]	(24.51%)	13.29%	27.71%	24.92%	0.36%	25.56%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 29,356	$ 37,540	$ 34,238	$ 29,070	$25,199	$ 26,547
Ratio of expenses to average net assets	0.72%	0.71%	0.73%	0.74%	0.74%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.72%	0.74%	0.75%	0.78%	0.79%
Ratio of net investment income (loss) to average net assets	(0.14%)	(0.32%)	(0.19%)	0.13%	0.15%	0.17%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.14%)	(0.33%)	(0.20%)	0.12%	0.11%	0.13%
Portfolio turnover	15%	27%	46%	19%	70%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective November 1, 2018, Massachusetts Financial Services Company (“MFS”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio, replacing Ivy Investment Management Company.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund–11

LVIP Blended Mid Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Mid Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19	12/31/18 [3]	12/31/17
Net asset value, beginning of period	$ 23.064	$ 21.064	$ 16.534	$ 14.561	$ 14.542	$ 11.611
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.036)	(0.128)	(0.077)	(0.019)	(0.016)	(0.010)
Net realized and unrealized gain (loss)	(5.639)	2.866	4.607	3.510	0.035	2.941
Total from investment operations	(5.675)	2.738	4.530	3.491	0.019	2.931
Less dividends and distributions from:
Net realized gain	—	(0.738)	—	(1.518)	—	—
Total dividends and distributions	—	(0.738)	—	(1.518)	—	—
Net asset value, end of period	$ 17.389	$ 23.064	$ 21.064	$ 16.534	$ 14.561	$ 14.542
Total return[5]	(24.61%)	13.00%	27.40%	24.60%	0.13%	25.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 765,166	$953,768	$897,409	$749,146	$600,976	$550,434
Ratio of expenses to average net assets	0.97%	0.96%	0.98%	0.99%	0.99%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.97%	0.97%	0.99%	1.00%	1.03%	1.04%
Ratio of net investment (loss) to average net assets	(0.39%)	(0.57%)	(0.44%)	(0.12%)	(0.10%)	(0.08%)
Ratio of net investment (loss) to average net assets prior to expenses waived/reimbursed	(0.39%)	(0.58%)	(0.45%)	(0.13%)	(0.14%)	(0.12%)
Portfolio turnover	15%	27%	46%	19%	70%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective November 1, 2018, Massachusetts Financial Services Company (“MFS”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio, replacing Ivy Investment Management Company.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund–12

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Blended Mid Cap Managed Volatility Fund–13

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2022.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.    LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Massachusetts Financial Services Company (“MFS”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. T. Rowe Price Associates, Inc. (“T. Rowe Price”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays MFS and T. Rowe Price a fee based on MFS and T. Rowe Price’s managed portion of the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$29,216
Legal	5,216
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Blended Mid Cap Managed Volatility Fund–14

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,351 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$425,688
Distribution fees payable to LFD	158,872
Printing and mailing fees payable to Lincoln Life	6,351
Shareholder servicing fees payable to Lincoln Life	19,140
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2022, the Fund engaged in securities purchases of $177,852.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$147,198,597
Sales	122,548,470
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$629,921,235
Aggregate unrealized appreciation of investments and derivatives	$219,120,816
Aggregate unrealized depreciation of investments and derivatives	(53,430,723)
Net unrealized appreciation of investments and derivatives	$165,690,093
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
LVIP Blended Mid Cap Managed Volatility Fund–15

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 8,320,432	$ —	$ —	$ 8,320,432
Air Freight & Logistics	565,268	—	—	565,268
Airlines	2,017,719	—	—	2,017,719
Auto Components	419,342	—	—	419,342
Banks	2,661,318	—	—	2,661,318
Beverages	2,092,145	—	—	2,092,145
Biotechnology	10,215,962	—	—	10,215,962
Building Products	6,061,325	—	—	6,061,325
Capital Markets	30,214,419	—	—	30,214,419
Chemicals	6,039,209	—	—	6,039,209
Commercial Services & Supplies	21,951,968	—	—	21,951,968
Communications Equipment	3,943,622	—	—	3,943,622
Construction & Engineering	1,302,854	—	—	1,302,854
Construction Materials	8,004,067	—	—	8,004,067
Consumer Finance	1,674,823	—	—	1,674,823
Containers & Packaging	6,306,413	—	—	6,306,413
Distributors	10,226,763	—	—	10,226,763
Diversified Consumer Services	6,466,496	—	—	6,466,496
Diversified Financial Services	1,677,408	—	—	1,677,408
Diversified Telecommunication Services	—	—	62,261	62,261
Electrical Equipment	12,556,618	—	—	12,556,618
Electronic Equipment, Instruments & Components	13,466,450	—	—	13,466,450
Energy Equipment & Services	1,313,984	—	—	1,313,984
Entertainment	10,086,883	—	—	10,086,883
Equity Real Estate Investment Trusts	20,671,572	—	—	20,671,572
Food & Staples Retailing	2,610,948	—	—	2,610,948
Food Products	3,583,451	—	—	3,583,451
Health Care Equipment & Supplies	36,021,169	—	—	36,021,169
Health Care Providers & Services	12,793,660	—	—	12,793,660
Health Care Technology	3,639,777	—	—	3,639,777
Hotels, Restaurants & Leisure	31,967,276	—	—	31,967,276
Household Durables	2,150,223	—	—	2,150,223
Household Products	4,098,352	—	—	4,098,352
Insurance	15,388,266	—	—	15,388,266
Interactive Media & Services	11,107,175	—	—	11,107,175
Internet & Direct Marketing Retail	1,521,535	—	—	1,521,535
LVIP Blended Mid Cap Managed Volatility Fund–16

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
IT Services	$ 27,442,871	$ —	$ —	$ 27,442,871
Leisure Products	1,170,092	—	—	1,170,092
Life Sciences Tools & Services	58,540,084	—	—	58,540,084
Machinery	9,046,528	—	—	9,046,528
Media	2,984,776	—	—	2,984,776
Metals & Mining	998,865	—	—	998,865
Multiline Retail	828,455	—	—	828,455
Oil, Gas & Consumable Fuels	14,105,944	—	957,977	15,063,921
Pharmaceuticals	2,313,230	—	—	2,313,230
Professional Services	37,578,987	5,613,584	—	43,192,571
Real Estate Management & Development	115,346	—	—	115,346
Road & Rail	5,749,067	—	—	5,749,067
Semiconductors & Semiconductor Equipment	33,983,109	2,491,306	—	36,474,415
Software	109,511,420	—	1,126,408	110,637,828
Specialty Retail	36,204,799	—	—	36,204,799
Textiles, Apparel & Luxury Goods	8,213,083	—	—	8,213,083
Trading Companies & Distributors	8,974,828	—	—	8,974,828
Convertible Preferred Stocks	—	—	3,533,995	3,533,995
Money Market Fund	82,341,741	—	—	82,341,741
Total Investments	$753,242,117	$8,104,890	$5,680,641	$767,027,648
Derivatives:

Assets:
Futures Contracts	$28,583,680	$—	$—	$28,583,680
During the six months ended June 30, 2022, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	142,441	199,589
Service Class	3,919,864	3,554,090
Shares reinvested:
Standard Class	—	47,059
Service Class	—	1,311,024
	4,062,305	5,111,762
Shares redeemed:
Standard Class	(86,501)	(250,410)
Service Class	(1,270,946)	(6,115,816)
	(1,357,447)	(6,366,226)
Net increase (decrease)	2,704,858	(1,254,464)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
LVIP Blended Mid Cap Managed Volatility Fund–17

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions, to hedge currency risks associated with the Fund's investments and as a cash management tool.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$28,231,047	Receivables and other assets net of liabilities	$—
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	352,633	Receivables and other assets net of liabilities	—
Total		$28,583,680		$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$8,299,124	$27,743,123
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,628,233	341,265
Total		$9,927,357	$28,084,388
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$5,641,015	$301,640,462
LVIP Blended Mid Cap Managed Volatility Fund–18

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
7. Risk Factors
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2022. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Blended Mid Cap Managed Volatility Fund–19

LVIP Blended Mid Cap Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Blended Mid Cap Managed Volatility Fund–20

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$810.50	0.68%	$3.05
Service Class Shares	1,000.00	809.10	1.03%	4.62
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.40	0.68%	$3.41
Service Class Shares	1,000.00	1,019.70	1.03%	5.16

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–1

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	91.96%
Aerospace & Defense	2.24%
Air Freight & Logistics	0.87%
Automobiles	0.79%
Banks	3.09%
Beverages	1.11%
Biotechnology	4.85%
Building Products	1.32%
Capital Markets	1.14%
Chemicals	2.01%
Commercial Services & Supplies	0.79%
Communications Equipment	0.64%
Construction & Engineering	0.10%
Construction Materials	0.20%
Consumer Finance	0.33%
Containers & Packaging	0.48%
Diversified Financial Services	1.50%
Diversified Telecommunication Services	0.51%
Electric Utilities	0.69%
Electrical Equipment	0.58%
Electronic Equipment, Instruments & Components	1.53%
Entertainment	1.98%
Equity Real Estate Investment Trusts	1.35%
Food & Staples Retailing	1.32%
Food Products	1.06%
Gas Utilities	0.11%
Health Care Equipment & Supplies	1.25%
Health Care Providers & Services	5.52%
Health Care Technology	0.34%
Hotels, Restaurants & Leisure	0.60%
Household Durables	0.67%
Household Products	0.78%
Independent Power and Renewable Electricity Producers	0.09%
Industrial Conglomerates	0.77%
Insurance	1.88%
Interactive Media & Services	5.36%
Internet & Direct Marketing Retail	1.97%
IT Services	2.81%
Life Sciences Tools & Services	1.71%
Machinery	0.54%
Media	3.27%
Metals & Mining	0.84%
Mortgage Real Estate Investment Trusts (REITs)	0.17%
Multiline Retail	0.08%
Multi-Utilities	0.33%
Security Type/Sector	Percentage of Net Assets
Oil, Gas & Consumable Fuels	3.55%
Personal Products	0.04%
Pharmaceuticals	4.30%
Professional Services	0.30%
Real Estate Management & Development	0.38%
Road & Rail	0.62%
Semiconductors & Semiconductor Equipment	4.97%
Software	10.62%
Specialty Retail	1.74%
Technology Hardware, Storage & Peripherals	5.22%
Textiles, Apparel & Luxury Goods	0.10%
Thrifts & Mortgage Finance	0.09%
Wireless Telecommunication Services	0.46%
Money Market Fund	5.74%
Total Investments	97.70%
Receivables and Other Assets Net of Liabilities	2.30%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft Corp.	4.74%
UnitedHealth Group, Inc.	4.35%
Apple, Inc.	4.13%
Vertex Pharmaceuticals, Inc.	2.14%
Comcast Corp. Class A	2.06%
Broadcom, Inc.	1.83%
Amazon.com, Inc.	1.58%
Alphabet, Inc. Class A	1.51%
Alphabet, Inc. Class C	1.38%
Johnson & Johnson	1.33%
Total	25.05%

IT–Information Technology

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–2

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–91.96%
Aerospace & Defense–2.24%
L3Harris Technologies, Inc.	25,622	$ 6,192,837
Northrop Grumman Corp.	1,050	502,498
Raytheon Technologies Corp.	44,160	4,244,218
		10,939,553
Air Freight & Logistics–0.87%
United Parcel Service, Inc. Class B	23,182	4,231,642
		4,231,642
Automobiles–0.79%
Ford Motor Co.	87,875	978,049
†General Motors Co.	28,900	917,864
Harley-Davidson, Inc.	19,000	601,540
†Tesla, Inc.	2,000	1,346,840
		3,844,293
Banks–3.09%
Associated Banc-Corp.	26,000	474,760
Bank of America Corp.	101,177	3,149,640
Citizens Financial Group, Inc.	22,000	785,180
JPMorgan Chase & Co.	44,156	4,972,407
KeyCorp	68,400	1,178,532
†SVB Financial Group	1,385	547,061
Truist Financial Corp.	16,052	761,346
U.S. Bancorp	23,821	1,096,243
Wells Fargo & Co.	30,000	1,175,100
Zions Bancorp NA	18,500	941,650
		15,081,919
Beverages–1.11%
Coca-Cola Co.	36,548	2,299,235
Diageo PLC ADR	4,800	835,776
PepsiCo, Inc.	13,705	2,284,075
		5,419,086
Biotechnology–4.85%
AbbVie, Inc.	20,869	3,196,296
†Biogen, Inc.	21,242	4,332,093
†BioMarin Pharmaceutical, Inc.	4,500	372,915
†Ionis Pharmaceuticals, Inc.	42,411	1,570,055
†Regeneron Pharmaceuticals, Inc.	3,000	1,773,390
†Ultragenyx Pharmaceutical, Inc.	33,157	1,978,147
†Vertex Pharmaceuticals, Inc.	36,972	10,418,340
		23,641,236
Building Products–1.32%
A O Smith Corp.	9,000	492,120
Carlisle Cos., Inc.	5,200	1,240,772
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Johnson Controls International PLC	80,550	$ 3,856,734
Owens Corning	11,200	832,272
		6,421,898
Capital Markets–1.14%
Bank of New York Mellon Corp.	11,000	458,810
BGC Partners, Inc. Class A	170,000	572,900
CME Group, Inc.	6,927	1,417,957
Cohen & Steers, Inc.	30,722	1,953,612
Intercontinental Exchange, Inc.	7,577	712,541
Virtu Financial, Inc. Class A	18,619	435,871
		5,551,691
Chemicals–2.01%
Air Products & Chemicals, Inc.	9,905	2,381,954
CF Industries Holdings, Inc.	9,000	771,570
Ecolab, Inc.	8,356	1,284,819
Huntsman Corp.	43,919	1,245,104
PPG Industries, Inc.	23,862	2,728,381
Sherwin-Williams Co.	6,129	1,372,344
		9,784,172
Commercial Services & Supplies–0.79%
†CoreCivic, Inc.	67,000	744,370
Waste Management, Inc.	20,181	3,087,289
		3,831,659
Communications Equipment–0.64%
†Arista Networks, Inc.	13,933	1,306,079
Cisco Systems, Inc.	42,226	1,800,517
		3,106,596
Construction & Engineering–0.10%
EMCOR Group, Inc.	4,700	483,912
		483,912
Construction Materials–0.20%
Vulcan Materials Co.	6,934	985,321
		985,321
Consumer Finance–0.33%
Ally Financial, Inc.	14,100	472,491
Discover Financial Services	12,000	1,134,960
		1,607,451
Containers & Packaging–0.48%
Ball Corp.	22,409	1,541,067
International Paper Co.	19,000	794,770
		2,335,837
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–3

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services–1.50%
Apollo Global Management, Inc.	10,000	$ 484,800
†Berkshire Hathaway, Inc. Class A	3,750	6,336,626
Equitable Holdings, Inc.	19,000	495,330
		7,316,756
Diversified Telecommunication Services–0.51%
†Liberty Global PLC Class C	27,400	605,266
Verizon Communications, Inc.	36,732	1,864,149
		2,469,415
Electric Utilities–0.69%
IDACORP, Inc.	5,400	571,968
NextEra Energy, Inc.	7,603	588,928
NRG Energy, Inc.	16,000	610,720
Portland General Electric Co.	18,000	869,940
PPL Corp.	27,000	732,510
		3,374,066
Electrical Equipment–0.58%
Acuity Brands, Inc.	3,800	585,352
Eaton Corp. PLC	10,348	1,303,745
Emerson Electric Co.	7,000	556,780
GrafTech International Ltd.	53,000	374,710
		2,820,587
Electronic Equipment, Instruments & Components–1.53%
Avnet, Inc.	10,400	445,952
TE Connectivity Ltd.	56,623	6,406,893
†Teledyne Technologies, Inc.	1,622	608,428
		7,461,273
Entertainment–1.98%
Activision Blizzard, Inc.	17,834	1,388,555
†Liberty Media Corp.-Liberty Formula One Class C	20,295	1,288,124
†Madison Square Garden Entertainment Corp.	19,739	1,038,666
†Madison Square Garden Sports Corp.	13,533	2,043,483
†Walt Disney Co.	14,705	1,388,152
†Warner Bros Discovery, Inc.	130,856	1,756,088
World Wrestling Entertainment, Inc. Class A	12,382	773,751
		9,676,819
Equity Real Estate Investment Trusts–1.35%
American Tower Corp.	11,232	2,870,787
Gaming & Leisure Properties, Inc.	8,800	403,568
Host Hotels & Resorts, Inc.	47,731	748,422
Iron Mountain, Inc.	8,000	389,520
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Lamar Advertising Co. Class A	13,000	$ 1,143,610
Medical Properties Trust, Inc.	43,500	664,245
Weyerhaeuser Co.	11,500	380,880
		6,601,032
Food & Staples Retailing–1.32%
Albertsons Cos., Inc. Class A	25,981	694,212
Costco Wholesale Corp.	750	359,460
Kroger Co.	15,000	709,950
Walmart, Inc.	38,632	4,696,879
		6,460,501
Food Products–1.06%
Bunge Ltd.	4,600	417,174
†Darling Ingredients, Inc.	9,200	550,160
Flowers Foods, Inc.	17,395	457,837
Hershey Co.	6,900	1,484,604
Mondelez International, Inc. Class A	28,859	1,791,855
Tyson Foods, Inc. Class A	5,300	456,118
		5,157,748
Gas Utilities–0.11%
National Fuel Gas Co.	8,000	528,400
		528,400
Health Care Equipment & Supplies–1.25%
Becton Dickinson & Co.	6,929	1,708,206
†Insulet Corp.	11,400	2,484,516
†Masimo Corp.	2,500	326,675
Medtronic PLC	4,030	361,693
†QuidelOrtho Corp.	6,200	602,516
Stryker Corp.	2,989	594,602
		6,078,208
Health Care Providers & Services–5.52%
Elevance Health, Inc.	2,800	1,351,224
†Guardant Health, Inc.	28,300	1,141,622
†Henry Schein, Inc.	11,000	844,140
†Molina Healthcare, Inc.	5,700	1,593,777
Premier, Inc. Class A	22,300	795,664
UnitedHealth Group, Inc.	41,303	21,214,460
		26,940,887
Health Care Technology–0.34%
†Doximity, Inc. Class A	26,500	922,730
†Veeva Systems, Inc. Class A	3,600	712,944
		1,635,674
Hotels, Restaurants & Leisure–0.60%
†Airbnb, Inc. Class A	13,000	1,158,040
†Booking Holdings, Inc.	400	699,596

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–4

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Expedia Group, Inc.	4,000	$ 379,320
Marriott International, Inc. Class A	1,848	251,346
MGM Resorts International	15,000	434,250
		2,922,552
Household Durables–0.67%
PulteGroup, Inc.	32,000	1,268,160
Toll Brothers, Inc.	45,293	2,020,068
		3,288,228
Household Products–0.78%
Procter & Gamble Co.	26,517	3,812,879
		3,812,879
Independent Power and Renewable Electricity Producers–0.09%
Vistra Corp.	20,000	457,000
		457,000
Industrial Conglomerates–0.77%
Honeywell International, Inc.	21,545	3,744,736
		3,744,736
Insurance–1.88%
Allstate Corp.	4,000	506,920
American Financial Group, Inc.	6,396	887,829
American International Group, Inc.	18,000	920,340
Hartford Financial Services Group, Inc.	5,912	386,822
Progressive Corp.	17,509	2,035,771
Travelers Cos., Inc.	26,228	4,435,942
		9,173,624
Interactive Media & Services–5.36%
†Alphabet, Inc. Class A	3,377	7,359,361
†Alphabet, Inc. Class C	3,069	6,713,284
†Match Group, Inc.	36,300	2,529,747
†Meta Platforms, Inc. Class A	37,762	6,089,122
†Twitter, Inc.	91,871	3,435,057
		26,126,571
Internet & Direct Marketing Retail–1.97%
†Amazon.com, Inc.	72,570	7,707,659
eBay, Inc.	12,500	520,875
†Etsy, Inc.	19,200	1,405,632
		9,634,166
IT Services–2.81%
Accenture PLC Class A	4,500	1,249,425
Automatic Data Processing, Inc.	15,487	3,252,889
Bread Financial Holdings, Inc.	2,900	107,474
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Fidelity National Information Services, Inc.	15,267	$ 1,399,526
Mastercard, Inc. Class A	2,700	851,796
†Snowflake, Inc. Class A	10,200	1,418,412
Visa, Inc. Class A	27,621	5,438,299
		13,717,821
Life Sciences Tools & Services–1.71%
†10X Genomics, Inc. Class A	18,100	819,025
†Charles River Laboratories International, Inc.	10,600	2,268,082
Thermo Fisher Scientific, Inc.	8,828	4,796,076
West Pharmaceutical Services, Inc.	1,600	483,792
		8,366,975
Machinery–0.54%
Crane Holdings Co.	4,800	420,288
Cummins, Inc.	6,100	1,180,533
Fortive Corp.	9,300	505,734
Snap-on, Inc.	2,800	551,684
		2,658,239
Media–3.27%
†AMC Networks, Inc. Class A	42,933	1,250,209
Comcast Corp. Class A	255,714	10,034,218
†Liberty Broadband Corp. Class A	27,644	3,169,360
†Liberty Media Corp.-Liberty SiriusXM Class C	41,178	1,484,467
		15,938,254
Metals & Mining–0.84%
ArcelorMittal SA	66,610	1,505,386
Freeport-McMoRan, Inc.	45,395	1,328,257
Steel Dynamics, Inc.	18,785	1,242,628
		4,076,271
Mortgage Real Estate Investment Trusts (REITs)–0.17%
New Residential Investment Corp.	88,000	820,160
		820,160
Multiline Retail–0.08%
Nordstrom, Inc.	19,000	401,470
		401,470
Multi-Utilities–0.33%
Consolidated Edison, Inc.	8,000	760,800
Sempra Energy	5,613	843,466
		1,604,266
Oil, Gas & Consumable Fuels–3.55%
APA Corp.	18,000	628,200

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–5

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	25,342	$ 3,669,015
Devon Energy Corp.	17,000	936,870
EQT Corp.	28,537	981,673
Exxon Mobil Corp.	59,272	5,076,054
Kinder Morgan, Inc.	62,952	1,055,075
Marathon Oil Corp.	38,000	854,240
Pioneer Natural Resources Co.	14,587	3,254,068
Valero Energy Corp.	8,000	850,240
		17,305,435
Personal Products–0.04%
†Coty, Inc. Class A	27,500	220,275
		220,275
Pharmaceuticals–4.30%
Bristol-Myers Squibb Co.	10,000	770,000
Eli Lilly & Co.	6,693	2,170,071
Johnson & Johnson	36,642	6,504,322
Merck & Co., Inc.	62,725	5,718,638
Pfizer, Inc.	97,290	5,100,915
Viatris, Inc.	66,000	691,020
		20,954,966
Professional Services–0.30%
†FTI Consulting, Inc.	4,000	723,400
ManpowerGroup, Inc.	4,400	336,204
Robert Half International, Inc.	5,661	423,952
		1,483,556
Real Estate Management & Development–0.38%
†CBRE Group, Inc. Class A	13,500	993,735
†Jones Lang LaSalle, Inc.	4,900	856,814
		1,850,549
Road & Rail–0.62%
AMERCO	900	430,407
Canadian Pacific Railway Ltd.	15,920	1,111,853
†Lyft, Inc. Class A	55,390	735,579
Union Pacific Corp.	3,427	730,911
		3,008,750
Semiconductors & Semiconductor Equipment–4.97%
†Advanced Micro Devices, Inc.	9,000	688,230
Applied Materials, Inc.	13,100	1,191,838
ASML Holding NV	3,319	1,579,446
Broadcom, Inc.	18,395	8,936,475
†Enphase Energy, Inc.	6,337	1,237,236
Lam Research Corp.	2,600	1,107,990
NVIDIA Corp.	13,200	2,000,988
QUALCOMM, Inc.	8,500	1,085,790
Texas Instruments, Inc.	9,800	1,505,770
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Wolfspeed, Inc.	77,216	$ 4,899,355
		24,233,118
Software–10.62%
†Adobe, Inc.	10,013	3,665,359
†Autodesk, Inc.	31,334	5,388,195
†Crowdstrike Holdings, Inc. Class A	34,000	5,731,040
†DocuSign, Inc.	27,520	1,579,097
Dolby Laboratories, Inc. Class A	29,520	2,112,451
†Dropbox, Inc. Class A	48,000	1,007,520
†Fortinet, Inc.	31,500	1,782,270
†HubSpot, Inc.	9,800	2,946,370
†Manhattan Associates, Inc.	5,300	607,380
Microsoft Corp.	90,077	23,134,476
Oracle Corp.	22,832	1,595,272
†Qualys, Inc.	5,500	693,770
†Teradata Corp.	10,000	370,100
†Trade Desk, Inc. Class A	11,000	460,790
†Unity Software, Inc.	12,200	449,204
†Varonis Systems, Inc.	9,400	275,608
		51,798,902
Specialty Retail–1.74%
Dick's Sporting Goods, Inc.	11,000	829,070
Home Depot, Inc.	16,904	4,636,260
TJX Cos., Inc.	54,280	3,031,538
		8,496,868
Technology Hardware, Storage & Peripherals–5.22%
Apple, Inc.	147,519	20,168,798
Seagate Technology Holdings PLC	48,489	3,464,054
†Western Digital Corp.	38,395	1,721,248
Xerox Holdings Corp.	9,000	133,650
		25,487,750
Textiles, Apparel & Luxury Goods–0.10%
NIKE, Inc. Class B	5,000	511,000
		511,000
Thrifts & Mortgage Finance–0.09%
MGIC Investment Corp.	36,000	453,600
		453,600
Wireless Telecommunication Services–0.46%
†T-Mobile U.S., Inc.	16,794	2,259,465
		2,259,465
Total Common Stock (Cost $381,947,240)		448,595,078

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–6

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–5.74%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	27,978,264	$ 27,978,264
Total Money Market Fund (Cost $27,978,264)		27,978,264

TOTAL INVESTMENTS–97.70% (Cost $409,925,504)	476,573,342
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.30%	11,213,653
NET ASSETS APPLICABLE TO 33,531,479 SHARES OUTSTANDING–100.00%	$487,786,995
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE FRANKLIN SELECT LARGE CAP MANAGED VOLATILITY FUND STANDARD CLASS ($1,631,916 / 111,751 Shares)	$14.603
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE FRANKLIN SELECT LARGE CAP MANAGED VOLATILITY FUND SERVICE CLASS ($486,155,079 / 33,419,728 Shares)	$14.547
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$350,263,805
Distributable earnings/(accumulated loss)	137,523,190
TOTAL NET ASSETS	$487,786,995

† Non-income producing.
★ Includes $9,593,018 cash collateral held at broker for futures contracts, $18,762 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $2,071,612 variation margin due from broker on futures contracts, $148,230 payable for securities purchased, $221,061 payable for fund shares redeemed, $8 foreign currencies due to custodian, $64,050 other accrued expenses payable and $418,993 due to manager and affiliates as of June 30, 2022.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–7

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(7)	British Pound	$ (533,706)	$ (538,719)	9/19/22	$ 5,013	$—
(7)	Euro	(922,075)	(933,691)	9/19/22	11,616	—
(7)	Japanese Yen	(648,856)	(654,333)	9/19/22	5,477	—
					22,106	—
Equity Contracts:
(50)	E-mini MSCI Emerging Markets Index	(2,506,750)	(2,569,728)	9/16/22	62,978	—
(70)	E-mini Russell 2000 Index	(5,978,000)	(6,260,635)	9/16/22	282,635	—
(685)	E-mini S&P 500 Index	(129,790,375)	(133,917,659)	9/16/22	4,127,284	—
(63)	E-mini S&P MidCap 400 Index	(14,288,400)	(14,875,720)	9/16/22	587,320	—
(27)	Euro STOXX 50 Index	(973,619)	(1,010,102)	9/16/22	36,483	—
(7)	FTSE 100 Index	(606,788)	(618,705)	9/16/22	11,917	—
(3)	Nikkei 225 Index (OSE)	(583,284)	(604,813)	9/8/22	21,529	—
					5,130,146	—
Total Futures Contracts					$5,152,252	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures from the date the contracts were opened through June 30, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
IT–Information Technology
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–8

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 3,719,536
Foreign taxes withheld	(6,449)
3,713,087
EXPENSES:
Management fees	1,749,715
Distribution fees-Service Class	953,697
Accounting and administration expenses	84,839
Shareholder servicing fees	79,284
Professional fees	22,196
Trustees’ fees and expenses	8,695
Reports and statements to shareholders	6,954
Custodian fees	4,303
Pricing fees	2,155
Consulting fees	1,666
Other	6,048
2,919,552
Less:
Management fees waived	(13,670)
Expenses reimbursed	(106,782)
Total operating expenses	2,799,100
NET INVESTMENT INCOME	913,987
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments[1]	17,137,047
Foreign currencies	(28)
Futures contracts	346,918
Net realized gain	17,483,937
Net change in unrealized appreciation (depreciation) of:
Investments	(140,265,522)
Foreign currencies	677
Futures contracts	4,682,289
Net change in unrealized appreciation (depreciation)	(135,582,556)
NET REALIZED AND UNREALIZED LOSS	(118,098,619)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(117,184,632)

[1]	Includes $1,250,144 reimbursement from sub-adviser Clearbridge. See Note 2 in the Notes to Financial Statements.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 913,987	$ 881,245
Net realized gain	17,483,937	58,554,134
Net change in unrealized appreciation (depreciation)	(135,582,556)	59,783,832
Net increase (decrease) in net assets resulting from operations	(117,184,632)	119,219,211
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(23,040)
Service Class	—	(4,852,759)
	—	(4,875,799)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	17,334	96,081
Service Class	11,486,219	19,488,861
Reinvestment of dividends and distributions:
Standard Class	—	23,040
Service Class	—	4,852,759
	11,503,553	24,460,741
Cost of shares redeemed:
Standard Class	(60,755)	(201,142)
Service Class	(30,217,142)	(98,961,060)
	(30,277,897)	(99,162,202)
Decrease in net assets derived from capital share transactions	(18,774,344)	(74,701,461)
NET INCREASE (DECREASE) IN NET ASSETS	(135,958,976)	39,641,951
NET ASSETS:
Beginning of period	623,745,971	584,104,020
End of period	$ 487,786,995	$623,745,971
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–9

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19 [3]	12/31/18	12/31/17
Net asset value, beginning of period	$ 18.018	$ 14.930	$ 13.638	$ 11.851	$ 12.744	$ 10.672
Income (loss) from investment operations:
Net investment income[4]	0.055	0.083	0.121	0.147	0.166	0.136
Net realized and unrealized gain (loss)	(3.470)	3.208	1.820	2.128	(0.482)	2.110
Total from investment operations	(3.415)	3.291	1.941	2.275	(0.316)	2.246
Less dividends and distributions from:
Net investment income	—	(0.095)	(0.123)	(0.196)	(0.155)	(0.174)
Net realized gain	—	(0.108)	(0.526)	(0.292)	(0.422)	—
Total dividends and distributions	—	(0.203)	(0.649)	(0.488)	(0.577)	(0.174)
Net asset value, end of period	$ 14.603	$ 18.018	$ 14.930	$ 13.638	$ 11.851	$ 12.744
Total return[5]	(18.95%) [6]	22.04%	14.86%	19.38%	(2.80%)	21.04%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,632	$ 2,063	$ 1,786	$ 1,566	$ 81	$ 96
Ratio of expenses to average net assets[7]	0.68%	0.68%	0.68%	0.62%	0.00%	0.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	0.72%	0.72%	0.73%	0.73%	0.71%	0.70%
Ratio of net investment income to average net assets	0.68%	0.49%	0.91%	1.14%	1.29%	1.15%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.64%	0.45%	0.86%	1.03%	0.58%	0.45%
Portfolio turnover	13%	19%	20%	67%	9%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective February 11, 2019, ClearBridge Investments, LLC and QS Investors, LLC were added as sub-advisers to the Fund; each responsible for the day-to-day management of a portion of the Fund's investment portfolio. Effective August 7, 2021, QS Investors, LLC merged with and into Franklin Advisers, Inc.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	In 2022, 0.21% of the fund's total return consists of a voluntary reimbursement by sub-adviser Clearbridge for a realized investment loss. Excluding this item, total return would have been (19.16)%.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–10

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19 [3]	12/31/18	12/31/17
Net asset value, beginning of period	$ 17.980	$ 14.900	$ 13.617	$ 11.845	$ 12.739	$ 10.672
Income (loss) from investment operations:
Net investment income[4]	0.027	0.024	0.074	0.100	0.121	0.094
Net realized and unrealized gain (loss)	(3.460)	3.197	1.811	2.122	(0.479)	2.106
Total from investment operations	(3.433)	3.221	1.885	2.222	(0.358)	2.200
Less dividends and distributions from:
Net investment income	—	(0.033)	(0.076)	(0.158)	(0.114)	(0.133)
Net realized gain	—	(0.108)	(0.526)	(0.292)	(0.422)	—
Total dividends and distributions	—	(0.141)	(0.602)	(0.450)	(0.536)	(0.133)
Net asset value, end of period	$ 14.547	$ 17.980	$ 14.900	$ 13.617	$ 11.845	$ 12.739
Total return[5]	(19.09%) [6]	21.62%	14.45%	18.93%	(3.14%)	20.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 486,155	$621,683	$582,318	$560,144	$301,175	$286,880
Ratio of expenses to average net assets[7]	1.03%	1.03%	1.03%	0.97%	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	1.07%	1.07%	1.08%	1.08%	1.06%	1.05%
Ratio of net investment income to average net assets	0.33%	0.14%	0.56%	0.79%	0.94%	0.80%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.29%	0.10%	0.51%	0.68%	0.23%	0.10%
Portfolio turnover	13%	19%	20%	67%	9%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective February 11, 2019, ClearBridge Investments, LLC and QS Investors, LLC were added as sub-advisers to the Fund; each responsible for the day-to-day management of a portion of the Fund's investment portfolio. Effective August 7, 2021, QS Investors, LLC merged with and into Franklin Advisers, Inc.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	In 2022, 0.21% of the fund's total return consists of a voluntary reimbursement by sub-adviser Clearbridge for a realized investment loss. Excluding this item, total return would have been (19.30)%.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–11

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–12

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $1,577 for the six months ended June 30, 2022. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation ("LIAC") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.64% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.675% of the Fund’s average daily net assets for the Standard Class and 1.025% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	2024	Total
LIAC	$ 206,621	$ 248,340	$ 211,565	$ 666,526
ClearBridge Investments, LLC ("ClearBridge") and Franklin Advisers, Inc (“FAV”) are sub-advisers to the Fund with each responsible for the day-to-day management of a portion of the Fund's investment portfolio. For these services, LIAC, not the Fund, pays ClearBridge and FAV a fee based on their managed portions of the Fund's average daily net assets.
During the period ended June 30, 2022, sub-adviser Clearbridge made a $1,250,144 reimbursement to the fund for a trading error that occurred during the reporting period. The reimbursement is included in the Net realized gain from Investments on the Statement of Operations.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–13

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$18,856
Legal	3,366
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,213 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 18,762
Management fees payable to LIAC	260,676
Distribution fees payable to LFD	143,199
Printing and mailing fees payable to Lincoln Life	3,213
Shareholder servicing fees payable to Lincoln Life	11,905
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$68,327,575
Sales	78,242,116
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$409,925,504
Aggregate unrealized appreciation of investments and derivatives	$114,416,594
Aggregate unrealized depreciation of investments and derivatives	(42,616,504)
Net unrealized appreciation of investments and derivatives	$ 71,800,090
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–14

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$448,595,078	$—	$—	$448,595,078
Money Market Fund	27,978,264	—	—	27,978,264
Total Investments	$476,573,342	$—	$—	$476,573,342
Derivatives:

Assets:
Futures Contracts	$5,152,252	$—	$—	$5,152,252
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	1,070	5,579
Service Class	715,685	1,171,313
Shares reinvested:
Standard Class	—	1,276
Service Class	—	269,224
	716,755	1,447,392
Shares redeemed:
Standard Class	(3,798)	(11,987)
Service Class	(1,872,244)	(5,947,225)
	(1,876,042)	(5,959,212)
Net decrease	(1,159,287)	(4,511,820)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–15

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$5,130,146	Receivables and other assets net of liabilities	$—
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	22,106	Receivables and other assets net of liabilities	—
Total		$5,152,252		$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$312,828	$4,661,866
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	34,090	20,423
Total		$346,918	$4,682,289
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$12,810,432	$63,015,080
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–16

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2022. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–17

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–18

LVIP Delaware Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Delaware Bond Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Bond Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$884.20	0.37%	$1.73
Service Class Shares	1,000.00	882.60	0.72%	3.36
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.00	0.37%	$1.86
Service Class Shares	1,000.00	1,021.20	0.72%	3.61

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	2.35%
Agency Commercial Mortgage-Backed Security	0.04%
Agency Mortgage-Backed Securities	19.24%
Corporate Bonds	38.08%
Aerospace & Defense	0.73%
Agriculture	0.19%
Airlines	0.65%
Auto Manufacturers	0.99%
Auto Parts & Equipment	0.32%
Banks	8.50%
Beverages	0.25%
Biotechnology	0.95%
Building Materials	0.14%
Chemicals	0.95%
Commercial Services	0.95%
Computers	0.05%
Diversified Financial Services	2.28%
Electric	3.33%
Energy-Alternate Sources	0.08%
Engineering & Construction	0.17%
Entertainment	0.23%
Food	0.09%
Forest Products & Paper	0.26%
Gas	0.22%
Health Care Products	0.10%
Health Care Services	0.25%
Insurance	1.24%
Internet	0.38%
Iron & Steel	0.21%
Machinery Diversified	0.13%
Media	1.62%
Mining	0.46%
Miscellaneous Manufacturing	0.25%
Office Business Equipment	0.35%
Oil & Gas	1.09%
Pharmaceuticals	1.96%
Pipelines	2.22%
Real Estate Investment Trusts	1.14%
Retail	0.39%
Semiconductors	1.38%
Software	0.38%
Telecommunications	2.44%
Transportation	0.50%
Trucking & Leasing	0.06%
Water	0.20%
Security Type/Sector	Percentage of Net Assets
Loan Agreement	0.18%
Municipal Bonds	0.29%
Non-Agency Asset-Backed Securities	3.28%
Non-Agency Collateralized Mortgage Obligations	2.61%
Non-Agency Commercial Mortgage-Backed Securities	10.21%
Regional Bond	0.92%
Sovereign Bonds	0.12%
Supranational Banks	0.66%
U.S. Treasury Obligations	19.91%
Money Market Fund	0.09%
Short-Term Investments	1.66%
Total Investments	99.64%
Receivables and Other Assets Net of Liabilities	0.36%
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	41.74%
AAA	14.05%
AA	4.46%
A	10.74%
BBB	25.46%
BB	1.53%
B	0.05%
CCC	0.18%
Non-Rated	0.12%
Short-Term Investments	1.67%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.35%
•Connecticut Avenue Securities Trust
Series 2018-R07 1M2 4.02% (LIBOR01M + 2.40%) 4/25/31	465,388	$ 463,854
Series 2019-R01 2M2 4.07% (LIBOR01M + 2.45%) 7/25/31	424,870	424,509
Series 2019-R02 1M2 3.92% (LIBOR01M + 2.30%) 8/25/31	369,989	370,293
•Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 4.47% (LIBOR01M + 2.85%) 11/25/29	1,840,558	1,842,923
Series 2018-C03 1M2 3.77% (LIBOR01M + 2.15%) 10/25/30	0	0
Series 2022-R02 2M2 3.93% (SOFR30A + 3.00%) 1/25/42	4,565,000	4,211,819
•Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	56,782	58,821
Fannie Mae REMICS
Series 2013-44 Z 3.00% 5/25/43	193,737	162,991
Series 2017-40 GZ 3.50% 5/25/47	2,915,213	2,841,447
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	2,524,616	2,327,162
•Freddie Mac STACR REMIC Trust
Series 2019-HQA4 M2 3.67% (LIBOR01M + 2.05%) 11/25/49	382,996	382,684
Series 2020-DNA2 M2 3.47% (LIBOR01M + 1.85%) 2/25/50	1,672,853	1,647,770
Series 2020-HQA2 M2 4.72% (LIBOR01M + 3.10%) 3/25/50	1,917,400	1,901,967
Series 2021-DNA1 M2 2.73% (SOFR30A + 1.80%) 1/25/51	35,361,210	33,699,156
Series 2021-DNA3 M2 3.03% (SOFR30A + 2.10%) 10/25/33	12,900,000	11,952,548
Series 2021-DNA5 M2 2.58% (SOFR30A + 1.65%) 1/25/34	16,260,890	15,683,022
Series 2021-HQA1 M2 3.18% (SOFR30A + 2.25%) 8/25/33	37,000,000	34,335,193
Series 2021-HQA2 M2 2.98% (SOFR30A + 2.05%) 12/25/33	25,500,000	22,788,827
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac STACR REMIC Trust (continued)
Series 2022-DNA1 M2 3.43% (SOFR30A + 2.50%) 1/25/42	11,550,000	$ 9,898,268
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-HQA2 M2AS 2.67% (LIBOR01M + 1.05%) 12/25/29	1,731,133	1,711,114
Series 2018-HQA1 M2 3.92% (LIBOR01M + 2.30%) 9/25/30	3,813,278	3,786,800
♦•Freddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43	206,395	217,086
GNMA
Series 2013-113 LY 3.00% 5/20/43	1,113,000	1,063,331
Series 2017-163 ZK 3.50% 11/20/47	853,711	835,254
Total Agency Collateralized Mortgage Obligations (Cost $163,356,858)		152,606,839
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.04%
•FREMF Mortgage Trust Series 2017-K71 B 3.88% 11/25/50	2,990,000	2,883,872
Total Agency Commercial Mortgage-Backed Security (Cost $2,950,166)		2,883,872
AGENCY MORTGAGE-BACKED SECURITIES–19.24%
Fannie Mae
3.00% 10/1/47	60,829	56,314
3.00% 2/1/50	1,235,338	1,143,507
3.00% 2/1/57	64,665	60,419
Fannie Mae S.F. 15 yr
2.00% 3/1/36	7,975,779	7,457,732
2.50% 8/1/35	1,859,960	1,780,525
Fannie Mae S.F. 20 yr
2.00% 1/1/41	6,918,742	6,186,273
2.00% 3/1/41	16,591,317	14,832,503
2.00% 5/1/41	7,478,641	6,686,490
2.50% 10/1/41	5,931,936	5,471,460
3.00% 12/1/37	10,996,981	10,597,746
3.00% 1/1/38	14,116,951	13,606,419
Fannie Mae S.F. 30 yr
2.00% 11/1/50	19,984,155	17,432,081
2.00% 12/1/50	18,621,774	16,236,038
2.00% 1/1/51	24,321,995	21,222,275
2.00% 2/1/51	22,715,693	19,838,118
2.00% 3/1/51	30,912,724	26,955,236
2.00% 5/1/51	8,183,915	7,111,819
2.00% 6/1/51	1,744,315	1,526,814
2.00% 8/1/51	8,321,859	7,257,300
2.00% 1/1/52	22,231,694	19,380,511
LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.50% 9/1/50	27,211,069	$ 24,724,460
2.50% 10/1/50	7,618,546	6,875,710
2.50% 11/1/50	20,198,359	18,207,717
2.50% 6/1/51	8,967,990	8,137,644
2.50% 7/1/51	7,933,854	7,172,842
2.50% 8/1/51	44,811,342	40,535,545
2.50% 2/1/52	4,145,215	3,743,924
3.00% 6/1/45	572,815	544,341
3.00% 4/1/46	2,492,600	2,376,467
3.00% 8/1/46	1,504,703	1,426,036
3.00% 4/1/47	23,540	22,297
3.00% 12/1/47	2,885,495	2,728,671
3.00% 2/1/48	26,389,533	25,003,569
3.00% 3/1/48	20,087,996	18,989,953
3.00% 11/1/48	3,643,371	3,449,960
3.00% 11/1/49	1,640,370	1,545,969
3.00% 12/1/49	22,176,156	20,815,508
3.00% 7/1/50	9,520,177	8,914,093
3.00% 5/1/51	3,029,394	2,847,788
3.00% 7/1/51	10,780,738	10,123,133
3.00% 12/1/51	11,403,255	10,641,915
3.50% 12/1/47	2,328,298	2,271,835
3.50% 1/1/48	9,610,456	9,394,973
3.50% 2/1/48	16,845,381	16,471,744
3.50% 7/1/48	1,963,163	1,920,101
3.50% 11/1/48	8,303,688	8,121,544
3.50% 3/1/50	3,485,412	3,401,476
3.50% 8/1/50	37,705,176	36,828,363
3.50% 9/1/50	7,701,992	7,530,825
3.50% 3/1/52	29,340,887	28,442,631
3.50% 5/1/52	17,839,558	17,240,661
4.00% 3/1/47	18,203,633	18,331,689
4.00% 6/1/48	13,708,946	13,750,661
4.00% 10/1/48	13,638,928	13,734,741
4.00% 1/1/50	3,308,024	3,369,487
4.50% 6/1/40	889,108	917,654
4.50% 7/1/40	1,119,847	1,120,403
4.50% 8/1/41	2,810,515	2,901,111
4.50% 4/1/44	583,297	600,659
4.50% 2/1/46	34,459,602	35,447,044
4.50% 5/1/46	4,445,458	4,587,911
4.50% 4/1/48	25,137,557	25,941,872
4.50% 12/1/48	3,926,933	3,950,365
4.50% 1/1/49	16,142,792	16,476,584
4.50% 2/1/49	2,955,559	3,021,191
4.50% 5/1/49	259,713	263,512
4.50% 9/1/49	4,188,322	4,274,084
4.50% 1/1/50	36,921,896	38,020,485
4.50% 3/1/50	5,269,923	5,370,481
5.00% 7/1/47	5,515,202	5,804,523
5.00% 6/1/48	21,844	22,562
5.00% 6/1/52	31,514,524	32,201,165
5.50% 5/1/44	64,202,395	68,861,939
6.00% 6/1/41	6,356,798	6,963,503
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 7/1/41	22,709,431	$ 24,760,980
6.00% 1/1/42	4,743,461	5,198,295
Fannie Mae S.F. 30 yr TBA
4.50% 7/1/52	20,399,000	20,476,293
5.00% 7/1/52	32,416,000	33,084,580
Freddie Mac S.F. 15 yr
2.00% 12/1/35	25,233,882	23,627,249
4.50% 2/1/44	11,730,858	12,105,867
Freddie Mac S.F. 20 yr
2.00% 3/1/41	18,465,086	16,506,909
3.00% 5/1/40	849,053	808,595
3.00% 4/1/42	7,176,107	6,800,872
Freddie Mac S.F. 30 yr
2.00% 11/1/50	4,206,425	3,665,794
2.00% 12/1/50	7,193,223	6,270,439
2.00% 9/1/51	19,169,145	16,711,029
2.50% 7/1/50	8,435,524	7,664,771
2.50% 10/1/50	16,726,383	15,219,349
2.50% 11/1/50	13,551,396	12,210,496
2.50% 2/1/51	8,928,791	8,107,094
2.50% 3/1/51	3,785,449	3,427,461
3.00% 8/1/48	5,167,483	4,865,637
3.00% 12/1/49	3,347,674	3,139,921
3.00% 1/1/50	3,498,424	3,284,035
3.00% 12/1/50	2,130,153	2,002,743
3.00% 8/1/51	9,035,227	8,473,793
3.00% 2/1/52	11,185,861	10,442,926
3.50% 2/1/47	12,924,052	12,700,427
3.50% 11/1/48	22,769,534	22,283,554
3.50% 4/1/52	1,588,466	1,536,519
4.00% 10/1/47	8,681,481	8,673,877
4.00% 4/1/52	2,966,181	2,929,891
4.50% 3/1/42	1,807,711	1,867,628
4.50% 12/1/48	19,936,309	20,314,969
4.50% 1/1/49	5,998,274	6,045,701
4.50% 3/1/49	2,839,384	2,890,455
4.50% 4/1/49	6,612,576	6,755,234
4.50% 8/1/49	8,822,538	9,015,711
5.00% 10/1/48	3,681,234	3,798,094
5.50% 9/1/41	10,850,227	11,663,169
6.00% 5/1/39	130,371	141,523
GNMA I S.F. 30 yr
3.00% 8/15/45	3,984,478	3,798,618
3.00% 3/15/50	2,090,110	1,974,190
GNMA II S.F. 30 yr
3.00% 8/20/50	4,744,028	4,564,659
3.00% 12/20/51	17,356,805	16,390,674
5.50% 5/20/37	368,968	395,005
Total Agency Mortgage-Backed Securities (Cost $1,349,248,420)		1,247,819,927

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–38.08%
Aerospace & Defense–0.73%
Boeing Co.
3.25% 2/1/28	7,380,000	$ 6,594,889
3.75% 2/1/50	16,990,000	11,988,746
Lockheed Martin Corp.
1.85% 6/15/30	3,000,000	2,560,243
3.90% 6/15/32	5,255,000	5,185,625
4.15% 6/15/53	3,920,000	3,656,390
Teledyne Technologies, Inc.
2.25% 4/1/28	10,470,000	9,083,171
2.75% 4/1/31	9,665,000	8,079,389
		47,148,453
Agriculture–0.19%
BAT Capital Corp. 2.26% 3/25/28	8,915,000	7,468,419
BAT International Finance PLC 1.67% 3/25/26	5,350,000	4,734,121
		12,202,540
Airlines–0.65%
Delta Air Lines, Inc. 7.00% 5/1/25	16,537,000	16,738,562
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	7,105,000	6,982,794
Southwest Airlines Co.
5.13% 6/15/27	12,047,000	12,158,411
5.25% 5/4/25	1,635,000	1,665,798
♦United Airlines Pass-Through Trust
3.75% 3/3/28	3,507,835	3,340,083
4.00% 10/11/27	1,424,978	1,341,056
		42,226,704
Auto Manufacturers–0.99%
Daimler Trucks Finance North America LLC 2.38% 12/14/28	3,295,000	2,836,652
Ford Motor Credit Co. LLC
2.30% 2/10/25	1,920,000	1,723,968
2.90% 2/16/28	4,180,000	3,368,077
2.90% 2/10/29	3,140,000	2,462,514
General Motors Co.
5.40% 10/2/23	3,300,000	3,349,297
6.13% 10/1/25	3,300,000	3,411,337
6.60% 4/1/36	9,537,000	9,658,007
General Motors Financial Co., Inc.
3.10% 1/12/32	6,240,000	5,015,417
4.35% 4/9/25	16,530,000	16,326,218
5.25% 3/1/26	12,791,000	12,805,278
μ5.70% 9/30/30	3,820,000	3,323,400
		64,280,165
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment–0.32%
Aptiv PLC 3.10% 12/1/51	21,208,000	$ 13,677,753
Aptiv PLC/Aptiv Corp. 3.25% 3/1/32	4,709,000	4,000,721
Nemak SAB de CV 3.63% 6/28/31	4,140,000	2,889,720
		20,568,194
Banks–8.50%
Banco Nacional de Panama 2.50% 8/11/30	6,390,000	5,072,062
μBangkok Bank PCL 3.73% 9/25/34	11,340,000	9,918,644
μBank Hapoalim BM 3.26% 1/21/32	4,635,000	3,962,925
μBank of America Corp.
2.48% 9/21/36	60,110,000	46,620,898
2.55% 2/4/28	15,540,000	14,133,137
2.97% 2/4/33	3,290,000	2,802,828
4.57% 4/27/33	7,225,000	7,031,450
6.13% 4/27/27	4,250,000	4,098,594
μBank of New York Mellon Corp. 4.70% 9/20/25	21,135,000	20,648,895
Barclays PLC
μ3.81% 3/10/42	14,250,000	10,803,446
5.20% 5/12/26	13,710,000	13,651,486
μCitigroup, Inc.
3.06% 1/25/33	3,945,000	3,343,997
3.07% 2/24/28	4,230,000	3,924,133
Credit Agricole SA 2.81% 1/11/41	22,232,000	15,346,441
μCredit Suisse Group AG
2.59% 9/11/25	10,630,000	10,000,969
3.87% 1/12/29	3,985,000	3,580,988
4.19% 4/1/31	8,155,000	7,215,865
4.50% 9/3/30	4,585,000	3,081,397
5.25% 2/11/27	4,425,000	3,418,246
7.25% 9/12/25	4,160,000	3,614,412
μDeutsche Bank AG
3.55% 9/18/31	8,885,000	7,437,576
3.73% 1/14/32	12,485,000	9,386,078
3.74% 1/7/33	12,319,000	8,967,064
μFifth Third Bancorp 4.34% 4/25/33	4,130,000	3,927,436
μGoldman Sachs Group, Inc.
1.54% 9/10/27	23,356,000	20,501,985
3.10% 2/24/33	1,680,000	1,434,848
3.62% 3/15/28	10,315,000	9,762,328
μHuntington National Bank 4.55% 5/17/28	3,840,000	3,813,213
μJPMorgan Chase & Co.
1.47% 9/22/27	2,375,000	2,083,020
1.76% 11/19/31	22,130,000	17,499,463
1.95% 2/4/32	8,160,000	6,522,073
2.55% 11/8/32	13,155,000	10,929,690

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μJPMorgan Chase & Co. (continued)
4.59% 4/26/33	2,755,000	$ 2,706,075
4.60% 2/1/25	6,300,000	5,320,483
μKeyCorp 4.79% 6/1/33	3,960,000	3,906,964
μMorgan Stanley
1.93% 4/28/32	5,960,000	4,726,092
2.48% 1/21/28	21,885,000	19,894,381
2.48% 9/16/36	26,658,000	20,497,898
μNBK SPC Ltd. 1.63% 9/15/27	7,985,000	7,116,871
PNC Bank NA
2.70% 11/1/22	4,720,000	4,717,899
3.88% 4/10/25	6,913,000	6,854,500
4.05% 7/26/28	7,075,000	6,846,903
μPNC Financial Services Group, Inc. 6.00% 5/15/27	3,570,000	3,426,807
μState Street Corp. 2.20% 2/7/28	5,955,000	5,453,378
SVB Financial Group
1.80% 10/28/26	2,432,000	2,172,123
1.80% 2/2/31	4,000,000	3,082,119
μ4.00% 5/15/26	11,000,000	8,381,780
μ4.57% 4/29/33	7,239,000	6,793,523
Toronto-Dominion Bank 4.11% 6/8/27	13,110,000	12,964,030
Truist Bank
μ2.64% 9/17/29	21,981,000	20,902,771
3.00% 2/2/23	3,790,000	3,789,716
3.30% 5/15/26	7,220,000	6,959,045
μTruist Financial Corp.
1.89% 6/7/29	13,720,000	11,792,523
4.95% 9/1/25	7,095,000	6,906,538
U.S. Bancorp
1.45% 5/12/25	7,585,000	7,108,022
μ2.22% 1/27/28	3,520,000	3,224,703
μ2.49% 11/3/36	4,690,000	3,821,734
μ2.68% 1/27/33	3,675,000	3,162,289
3.38% 2/5/24	10,550,000	10,525,982
3.60% 9/11/24	11,522,000	11,498,041
3.95% 11/17/25	6,220,000	6,250,387
U.S. Bank NA 3.40% 7/24/23	4,810,000	4,805,949
UBS AG 7.63% 8/17/22	12,000,000	12,034,958
UBS Group AG
μ1.36% 1/30/27	2,185,000	1,936,687
μ3.18% 2/11/43	3,275,000	2,467,855
4.13% 9/24/25	6,980,000	6,924,420
μWells Fargo & Co.
3.53% 3/24/28	2,745,000	2,599,919
4.61% 4/25/53	5,360,000	4,959,640
		551,068,592
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages–0.25%
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/50	12,473,000	$ 11,212,926
Cia Cervecerias Unidas SA 3.35% 1/19/32	5,545,000	4,715,468
		15,928,394
Biotechnology–0.95%
Amgen, Inc. 2.80% 8/15/41	23,590,000	17,482,541
CSL Finance PLC
4.05% 4/27/29	2,055,000	2,017,435
4.75% 4/27/52	3,320,000	3,171,862
Gilead Sciences, Inc. 4.15% 3/1/47	10,230,000	8,981,456
Regeneron Pharmaceuticals, Inc.
1.75% 9/15/30	4,315,000	3,459,522
2.80% 9/15/50	7,089,000	4,811,070
Royalty Pharma PLC
1.75% 9/2/27	15,130,000	12,897,472
3.35% 9/2/51	6,232,000	4,223,051
3.55% 9/2/50	6,313,000	4,407,945
		61,452,354
Building Materials–0.14%
GCC SAB de CV 3.61% 4/20/32	8,065,000	6,583,218
Standard Industries, Inc. 3.38% 1/15/31	3,120,000	2,301,368
		8,884,586
Chemicals–0.95%
International Flavors & Fragrances, Inc. 3.27% 11/15/40	6,865,000	5,238,898
LYB International Finance III LLC 3.38% 10/1/40	10,171,000	7,830,486
Nutrien Ltd. 2.95% 5/13/30	15,380,000	13,686,042
OCP SA
4.50% 10/22/25	10,150,000	9,972,375
5.13% 6/23/51	4,285,000	2,833,568
Westlake Corp. 3.13% 8/15/51	31,770,000	22,164,926
		61,726,295
Commercial Services–0.95%
Ashtead Capital, Inc.
1.50% 8/12/26	16,555,000	14,456,212
2.45% 8/12/31	2,960,000	2,300,597
Global Payments, Inc.
2.15% 1/15/27	3,665,000	3,252,916
2.65% 2/15/25	11,181,000	10,670,335
2.90% 11/15/31	19,535,000	15,997,997
Hutama Karya Persero PT 3.75% 5/11/30	9,070,000	8,230,723

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
PayPal Holdings, Inc.
3.90% 6/1/27	1,780,000	$ 1,773,734
4.40% 6/1/32	4,815,000	4,766,749
		61,449,263
Computers–0.05%
HP, Inc. 5.50% 1/15/33	3,390,000	3,306,746
		3,306,746
Diversified Financial Services–2.28%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	7,150,000	6,225,954
3.00% 10/29/28	9,725,000	8,191,551
3.40% 10/29/33	26,536,000	20,953,071
3.65% 7/21/27	3,701,000	3,361,281
4.50% 9/15/23	2,295,000	2,284,020
4.63% 10/15/27	3,855,000	3,629,006
6.50% 7/15/25	3,035,000	3,105,344
Air Lease Corp.
2.88% 1/15/26	22,595,000	20,739,858
2.88% 1/15/32	11,795,000	9,206,777
3.00% 2/1/30	9,220,000	7,524,115
3.38% 7/1/25	3,290,000	3,098,119
μ4.13% 12/15/26	3,560,000	2,554,300
μAlly Financial, Inc. 4.70% 5/15/26	5,810,000	4,607,417
μCharles Schwab Corp. 5.38% 6/1/25	14,935,000	14,748,313
DAE Sukuk Difc Ltd. 3.75% 2/15/26	4,468,000	4,211,447
Jefferies Group LLC
6.45% 6/8/27	1,766,000	1,888,162
6.50% 1/20/43	5,130,000	5,071,412
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 2.63% 10/15/31	5,925,000	4,572,691
Nuveen Finance LLC 4.13% 11/1/24	22,109,000	21,947,717
		147,920,555
Electric–3.33%
Adani Electricity Mumbai Ltd. 3.95% 2/12/30	7,000,000	5,697,152
AEP Texas, Inc.
3.45% 1/15/50	1,805,000	1,407,907
4.15% 5/1/49	1,530,000	1,306,991
Alfa Desarrollo SpA 4.55% 9/27/51	4,183,691	3,001,798
Appalachian Power Co. 3.70% 5/1/50	2,410,000	1,914,827
Atlantic City Electric Co. 4.00% 10/15/28	1,695,000	1,670,728
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Baltimore Gas & Electric Co. 4.55% 6/1/52	6,740,000	$ 6,530,871
Cleveland Electric Illuminating Co. 5.50% 8/15/24	3,017,000	3,110,158
μDuke Energy Corp. 4.88% 9/16/24	10,460,000	9,518,600
Duke Energy Indiana LLC
2.75% 4/1/50	11,495,000	8,138,629
3.25% 10/1/49	4,095,000	3,165,562
Enel Finance International NV
1.88% 7/12/28	3,695,000	3,098,002
2.25% 7/12/31	3,435,000	2,696,227
2.88% 7/12/41	11,800,000	7,945,370
Entergy Arkansas LLC 4.20% 4/1/49	10,450,000	9,627,327
Entergy Louisiana LLC 4.00% 3/15/33	435,000	413,679
Entergy Mississippi LLC 3.85% 6/1/49	975,000	835,028
Entergy Texas, Inc. 3.55% 9/30/49	3,560,000	2,837,576
Evergy Kansas Central, Inc. 3.45% 4/15/50	5,975,000	4,762,665
Evergy Metro, Inc. 3.65% 8/15/25	10,103,000	9,995,424
Eversource Energy 2.90% 3/1/27	4,465,000	4,191,431
Fells Point Funding Trust 3.05% 1/31/27	12,135,000	11,190,020
Infraestructura Energetica Nova SAB de CV 3.75% 1/14/28	7,096,000	6,466,230
Louisville Gas & Electric Co. 4.25% 4/1/49	2,505,000	2,272,597
NextEra Energy Capital Holdings, Inc.
3.00% 1/15/52	5,535,000	3,955,485
5.00% 7/15/32	9,510,000	9,743,012
Oglethorpe Power Corp.
3.75% 8/1/50	8,178,000	6,504,758
5.05% 10/1/48	6,185,000	5,789,853
Pacific Gas & Electric Co.
2.10% 8/1/27	2,420,000	2,028,603
3.25% 6/1/31	2,220,000	1,793,012
3.30% 8/1/40	21,588,000	14,884,151
4.95% 7/1/50	2,559,000	2,041,855
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13% 5/15/27	8,659,000	8,317,662
PG&E Corp. 5.25% 7/1/30	2,250,000	1,851,030
μSempra Energy 4.88% 10/15/25	5,160,000	4,747,101

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southern California Edison Co.
3.45% 2/1/52	11,586,000	$ 8,621,646
3.65% 2/1/50	4,215,000	3,222,485
4.00% 4/1/47	3,505,000	2,843,070
4.88% 3/1/49	11,850,000	10,734,366
Southwestern Electric Power Co. 4.10% 9/15/28	17,845,000	17,236,953
Trans-Allegheny Interstate Line Co. 3.85% 6/1/25	1,000	983
		216,110,824
Energy-Alternate Sources–0.08%
Sweihan PV Power Co. PJSC 3.63% 1/31/49	6,000,000	4,962,408
		4,962,408
Engineering & Construction–0.17%
Cellnex Finance Co. SA 3.88% 7/7/41	16,510,000	11,306,213
		11,306,213
Entertainment–0.23%
Magallanes, Inc.
3.76% 3/15/27	8,890,000	8,338,746
4.28% 3/15/32	1,535,000	1,371,895
5.14% 3/15/52	6,480,000	5,438,988
		15,149,629
Food–0.09%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00% 2/2/29	7,289,000	6,157,042
		6,157,042
Forest Products & Paper–0.26%
Georgia-Pacific LLC 8.00% 1/15/24	16,242,000	17,205,896
		17,205,896
Gas–0.22%
Brooklyn Union Gas Co. 3.87% 3/4/29	14,885,000	14,003,787
		14,003,787
Health Care Products–0.10%
Baxter International, Inc. 3.13% 12/1/51	8,580,000	6,201,150
		6,201,150
Health Care Services–0.25%
HCA, Inc.
3.13% 3/15/27	14,035,000	12,751,167
3.50% 9/1/30	4,250,000	3,615,517
		16,366,684
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance–1.24%
Aon Corp./Aon Global Holdings PLC 2.90% 8/23/51	12,560,000	$ 8,715,224
Arthur J Gallagher & Co. 3.50% 5/20/51	10,367,000	7,921,679
Brighthouse Financial, Inc.
3.85% 12/22/51	12,425,000	8,449,912
4.70% 6/22/47	5,203,000	4,141,289
5.63% 5/15/30	4,095,000	3,976,021
Brown & Brown, Inc. 4.95% 3/17/52	8,840,000	7,754,205
Jackson Financial, Inc.
3.13% 11/23/31	21,825,000	17,381,074
4.00% 11/23/51	9,469,000	6,718,355
μMetLife, Inc. 3.85% 9/15/25	8,690,000	7,738,043
Prudential Financial, Inc. 3.70% 3/13/51	8,920,000	7,447,146
		80,242,948
Internet–0.38%
Amazon.com, Inc.
2.50% 6/3/50	1,795,000	1,265,102
3.60% 4/13/32	6,130,000	5,902,674
3.95% 4/13/52	5,215,000	4,818,273
Netflix, Inc. 4.88% 4/15/28	13,560,000	12,760,638
		24,746,687
Iron & Steel–0.21%
Vale Overseas Ltd. 3.75% 7/8/30	15,765,000	13,818,180
		13,818,180
Machinery Diversified–0.13%
Otis Worldwide Corp.
3.11% 2/15/40	6,139,000	4,752,992
3.36% 2/15/50	4,710,000	3,560,984
		8,313,976
Media–1.62%
AMC Networks, Inc. 4.25% 2/15/29	1,240,000	1,004,636
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25% 2/1/31	4,000,000	3,260,000
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85% 4/1/61	6,880,000	4,524,533
4.40% 12/1/61	18,914,000	13,603,101
4.91% 7/23/25	1,815,000	1,819,211
Comcast Corp.
3.20% 7/15/36	4,770,000	4,038,774
3.70% 4/15/24	17,910,000	17,952,860
CSC Holdings LLC 4.63% 12/1/30	4,965,000	3,320,294

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Discovery Communications LLC 4.00% 9/15/55	33,235,000	$ 23,281,312
Sirius XM Radio, Inc. 5.00% 8/1/27	3,680,000	3,413,274
Time Warner Cable LLC
6.75% 6/15/39	6,015,000	5,980,192
7.30% 7/1/38	14,595,000	15,239,506
Time Warner Entertainment Co. LP 8.38% 3/15/23	7,690,000	7,913,031
		105,350,724
Mining–0.46%
AngloGold Ashanti Holdings PLC 3.38% 11/1/28	7,010,000	5,934,861
Newmont Corp.
2.25% 10/1/30	4,525,000	3,755,997
2.60% 7/15/32	3,655,000	3,016,103
2.80% 10/1/29	19,540,000	17,255,281
		29,962,242
Miscellaneous Manufacturing–0.25%
Parker-Hannifin Corp. 4.25% 9/15/27	16,425,000	16,310,307
		16,310,307
Office Business Equipment–0.35%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	2,635,000	2,347,612
3.28% 12/1/28	23,485,000	20,258,278
		22,605,890
Oil & Gas–1.09%
BP Capital Markets America, Inc. 2.72% 1/12/32	7,265,000	6,253,638
μBP Capital Markets PLC 4.88% 3/22/30	5,850,000	5,093,278
ConocoPhillips Co. 3.80% 3/15/52	7,500,000	6,417,855
Continental Resources, Inc.
2.88% 4/1/32	5,985,000	4,673,806
4.38% 1/15/28	15,370,000	14,447,800
Devon Energy Corp. 4.75% 5/15/42	2,685,000	2,434,990
Diamondback Energy, Inc. 4.25% 3/15/52	2,530,000	2,098,271
Equinor ASA 1.75% 1/22/26	3,255,000	3,032,939
Petroleos Mexicanos 6.75% 9/21/47	7,932,000	4,898,010
PTTEP Treasury Center Co. Ltd. 2.59% 6/10/27	8,712,000	8,058,057
Qatar Energy
2.25% 7/12/31	2,800,000	2,390,500
3.30% 7/12/51	2,000,000	1,543,472
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Saudi Arabian Oil Co. 4.25% 4/16/39	3,315,000	$ 3,056,960
Tengizchevroil Finance Co. International Ltd. 2.63% 8/15/25	7,694,000	6,549,517
		70,949,093
Pharmaceuticals–1.96%
AbbVie, Inc.
2.95% 11/21/26	14,660,000	13,891,033
4.05% 11/21/39	21,570,000	19,234,634
Bristol-Myers Squibb Co. 3.70% 3/15/52	3,080,000	2,660,116
Cigna Corp.
•1.93% (LIBOR03M + 0.89%) 7/15/23	4,720,000	4,723,535
2.40% 3/15/30	3,625,000	3,121,646
3.20% 3/15/40	3,440,000	2,715,418
CVS Health Corp.
2.70% 8/21/40	13,315,000	9,613,023
3.75% 4/1/30	4,145,000	3,877,057
4.30% 3/25/28	4,100,000	4,056,620
4.78% 3/25/38	14,703,000	13,917,206
5.05% 3/25/48	3,775,000	3,613,611
Takeda Pharmaceutical Co. Ltd.
3.03% 7/9/40	4,945,000	3,805,883
3.18% 7/9/50	21,445,000	16,050,677
4.40% 11/26/23	10,240,000	10,316,595
Viatris, Inc.
1.65% 6/22/25	1,855,000	1,679,253
2.30% 6/22/27	1,705,000	1,472,850
2.70% 6/22/30	6,075,000	4,875,558
4.00% 6/22/50	10,735,000	7,188,018
		126,812,733
Pipelines–2.22%
Cheniere Corpus Christi Holdings LLC 7.00% 6/30/24	7,625,000	7,901,033
Energy Transfer LP
6.25% 4/15/49	14,545,000	14,098,700
μ6.50% 11/15/26	15,980,000	14,125,002
Enterprise Products Operating LLC
3.20% 2/15/52	11,315,000	8,125,305
3.30% 2/15/53	19,037,000	13,847,290
MPLX LP
1.75% 3/1/26	3,710,000	3,340,261
4.00% 3/15/28	2,835,000	2,693,048
4.13% 3/1/27	13,170,000	12,733,004
4.70% 4/15/48	3,590,000	3,017,866
5.50% 2/15/49	12,350,000	11,454,928
Oleoducto Central SA 4.00% 7/14/27	7,321,000	6,107,808

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK, Inc. 7.50% 9/1/23	8,950,000	$ 9,270,479
Sabine Pass Liquefaction LLC
5.63% 3/1/25	8,760,000	8,934,360
5.75% 5/15/24	13,266,000	13,529,193
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	3,036,000	2,890,333
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	14,002,000	12,094,935
		144,163,545
Real Estate Investment Trusts–1.14%
American Homes 4 Rent LP 3.63% 4/15/32	8,130,000	7,126,660
American Tower Corp. 1.88% 10/15/30	17,495,000	13,610,437
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 4.38% 7/22/31	4,215,000	3,003,167
Crown Castle International Corp.
2.10% 4/1/31	1,048,000	833,550
4.30% 2/15/29	13,740,000	13,191,949
Iron Mountain Information Management Services, Inc. 5.00% 7/15/32	29,060,000	23,454,695
Iron Mountain, Inc. 5.25% 7/15/30	9,446,000	8,212,305
VICI Properties LP 4.95% 2/15/30	4,840,000	4,586,916
		74,019,679
Retail–0.39%
AutoNation, Inc. 3.85% 3/1/32	8,765,000	7,552,398
Lowe's Cos., Inc.
3.00% 10/15/50	18,267,000	12,728,045
4.05% 5/3/47	2,250,000	1,878,471
4.25% 4/1/52	3,360,000	2,909,585
		25,068,499
Semiconductors–1.38%
Broadcom, Inc.
3.14% 11/15/35	2,883,000	2,189,299
3.42% 4/15/33	9,507,000	7,859,857
3.47% 4/15/34	18,997,000	15,461,043
Entegris Escrow Corp. 4.75% 4/15/29	5,905,000	5,498,902
KLA Corp. 4.95% 7/15/52	7,340,000	7,383,158
Microchip Technology, Inc. 4.33% 6/1/23	7,095,000	7,098,796
Micron Technology, Inc. 2.70% 4/15/32	4,325,000	3,448,521
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13% 2/15/42	4,515,000	$ 3,283,641
3.25% 5/11/41	8,930,000	6,721,814
4.88% 3/1/24	17,490,000	17,660,159
5.55% 12/1/28	2,145,000	2,175,273
SK Hynix, Inc.
1.50% 1/19/26	3,637,000	3,268,827
2.38% 1/19/31	7,615,000	5,997,507
TSMC Arizona Corp. 4.25% 4/22/32	1,200,000	1,183,290
		89,230,087
Software–0.38%
Autodesk, Inc. 2.40% 12/15/31	11,900,000	9,712,860
Broadridge Financial Solutions, Inc. 2.60% 5/1/31	13,468,000	11,247,745
Workday, Inc.
3.50% 4/1/27	960,000	918,044
3.70% 4/1/29	1,465,000	1,370,347
3.80% 4/1/32	1,645,000	1,502,996
		24,751,992
Telecommunications–2.44%
AT&T, Inc.
3.50% 6/1/41	13,124,000	10,479,211
3.50% 9/15/53	24,570,000	18,624,025
Rogers Communications, Inc.
3.80% 3/15/32	1,715,000	1,568,213
4.55% 3/15/52	2,010,000	1,765,097
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25	3,231,257	3,231,795
Telefonica Moviles Chile SA 3.54% 11/18/31	10,000,000	8,400,000
T-Mobile USA, Inc.
2.40% 3/15/29	980,000	846,302
2.55% 2/15/31	7,125,000	5,995,291
3.00% 2/15/41	30,100,000	22,448,341
3.75% 4/15/27	13,240,000	12,749,055
Verizon Communications, Inc.
2.36% 3/15/32	8,315,000	6,894,288
2.88% 11/20/50	5,390,000	3,824,798
3.40% 3/22/41	9,870,000	8,034,544
4.50% 8/10/33	30,790,000	30,018,789
Vodafone Group PLC
4.25% 9/17/50	3,475,000	2,903,504
4.88% 6/19/49	22,435,000	20,544,604
		158,327,857

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation–0.50%
Burlington Northern Santa Fe LLC
2.88% 6/15/52	7,791,000	$ 5,817,453
4.45% 1/15/53	6,555,000	6,339,531
Canadian Pacific Railway Co. 2.45% 12/2/31	15,505,000	13,265,850
Misc Capital Two Labuan Ltd. 3.75% 4/6/27	2,295,000	2,155,900
Union Pacific Corp.
2.80% 2/14/32	3,100,000	2,759,388
3.38% 2/14/42	920,000	765,788
3.50% 2/14/53	1,815,000	1,478,287
		32,582,197
Trucking & Leasing–0.06%
DAE Funding LLC 1.55% 8/1/24	4,100,000	3,840,295
		3,840,295
Water–0.20%
American Water Capital Corp. 4.45% 6/1/32	12,995,000	12,972,909
		12,972,909
Total Corporate Bonds (Cost $2,877,346,264)		2,469,696,314
LOAN AGREEMENT–0.18%
•Applied Systems, Inc. 7.75% (LIBOR03M + 5.50%) 9/19/25	11,828,013	11,358,559
Total Loan Agreement (Cost $11,828,013)		11,358,559
MUNICIPAL BONDS–0.29%
Curators of the University of Missouri 5.79% 11/1/41	4,070,000	4,656,911
Los Angeles Department of Water & Power System Revenue Series A 6.57% 7/1/45	6,965,000	8,876,652
Metropolitan Transportation Authority Series E 6.81% 11/15/40	1,725,000	2,085,474
South Carolina Public Service Authority Series D 4.77% 12/1/45	1,368,000	1,365,149
State of Oregon 5.89% 6/1/27	1,485,000	1,586,177
Total Municipal Bonds (Cost $15,776,659)		18,570,363
NON-AGENCY ASSET-BACKED SECURITIES–3.28%
American Tower Trust Series 13 2A 3.07% 3/15/48	5,831,000	5,803,538
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Apex Credit CLO Ltd. Series 2018-1A A2 2.21% (LIBOR03M + 1.03%) 4/25/31	7,000,000	$ 6,794,949
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A A 3.35% 9/22/25	5,870,000	5,769,828
•Bavarian Sky U.K. 5 PLC Series 2014-1A A1A2 2.26% (LIBOR03M + 1.20%) 10/20/34	4,000,000	3,837,932
•Black Diamond CLO Ltd. Series 2017-2A A2 2.36% (LIBOR03M + 1.30%) 1/20/32	2,995,426	2,960,556
•Catamaran CLO Ltd. Series 2014-1A A1BR 2.53% (LIBOR03M + 1.39%) 4/22/30	11,150,000	10,655,063
φCiticorp Residential Mortgage Trust Series 2006-3 A5 4.76% 11/25/36	1,730,874	1,665,874
DataBank Issuer Series 2021-1A A2 2.06% 2/27/51	8,500,000	7,687,537
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	26,305,000	22,589,750
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	43,560,000	37,968,595
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	1,420,000	1,313,991
Ford Credit Floorplan Master Owner Trust Series 2020-2 A 1.06% 9/15/27	5,372,000	4,928,282
GM Financial Automobile Leasing Trust Series 2021-1 B 0.54% 2/20/25	2,230,000	2,157,113
Hardee's Funding LLC Series 2018-1A A2II 4.96% 6/20/48	2,646,875	2,578,456
JPMorgan Chase Bank NA Series 2021-3 B 0.76% 2/26/29	4,569,838	4,415,937
•KKR CLO 41 Ltd. Series 2022-41A A1 2.02% (TSFR3M + 1.33%) 4/15/35	5,600,000	5,374,588
•Marathon CLO XIII Ltd. Series 2019-1A AANR 2.36% (LIBOR03M + 1.32%) 4/15/32	3,250,000	3,161,074
•Midocean Credit CLO IX Series 2018-9A A1 2.21% (LIBOR03M + 1.15%) 7/20/31	7,000,000	6,860,140

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•MKS CLO Ltd. Series 2017-2A A 2.25% (LIBOR03M + 1.19%) 1/20/31	6,300,000	$ 6,188,244
•Oaktree CLO Ltd. Series 2019-2A A1AR 2.16% (LIBOR03M + 1.12%) 4/15/31	5,582,715	5,446,017
•Octagon Investment Partners 51 Ltd. Series 2021-1A A 2.21% (LIBOR03M + 1.15%) 7/20/34	11,000,000	10,591,350
PFS Financing Corp. Series 2021-A A 0.71% 4/15/26	9,200,000	8,614,208
•Regatta XIX Funding Ltd. Series 2022-1A A1 2.40% (TSFR3M + 1.32%) 4/20/35	3,000,000	2,906,900
•Signal Peak CLO 5 Ltd. Series 2018-5A A 2.29% (LIBOR03M + 1.11%) 4/25/31	4,000,000	3,931,204
•Steele Creek CLO Ltd. Series 2017-1A A 2.29% (LIBOR03M + 1.25%) 10/15/30	5,500,000	5,402,711
•TICP CLO IX Ltd. Series 2017-9A A 2.20% (LIBOR03M + 1.14%) 1/20/31	9,600,000	9,437,856
•Venture 34 CLO Ltd. Series 2018-34A A 2.27% (LIBOR03M + 1.23%) 10/15/31	7,500,000	7,327,747
•Venture 42 CLO Ltd. Series 2021-42A A1A 2.17% (LIBOR03M + 1.13%) 4/15/34	15,000,000	14,401,170
•Zais CLO 17 Ltd. Series 2021-17A A1A 2.39% (LIBOR03M + 1.33%) 10/20/33	2,000,000	1,946,680
Total Non-Agency Asset-Backed Securities (Cost $228,145,336)		212,717,290
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.61%
•Agate Bay Mortgage Trust
Series 2015-1 B1 3.69% 1/25/45	1,243,508	1,217,792
Series 2015-1 B2 3.69% 1/25/45	702,660	686,589
•GS Mortgage-Backed Securities Trust
Series 2021-PJ7 A2 2.50% 1/25/52	11,573,649	9,863,372
Series 2021-PJ8 A2 2.50% 1/25/52	16,563,340	14,115,719
Series 2021-PJ9 A2 2.50% 2/26/52	18,272,920	15,584,089
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust
Series 2014-2 B1 3.42% 6/25/29	588,553	$ 537,469
Series 2014-2 B2 3.42% 6/25/29	219,277	197,265
Series 2015-4 B1 3.56% 6/25/45	1,838,611	1,729,312
Series 2015-4 B2 3.56% 6/25/45	1,316,725	1,191,854
Series 2016-4 B1 3.81% 10/25/46	1,196,102	1,140,586
Series 2016-4 B2 3.81% 10/25/46	2,188,441	2,018,145
Series 2017-1 B3 3.46% 1/25/47	4,301,048	3,974,419
Series 2017-2 A3 3.50% 5/25/47	367,474	346,352
Series 2020-2 A3 3.50% 7/25/50	560,996	531,720
Series 2020-7 A3 3.00% 1/25/51	2,317,909	2,114,390
Series 2021-1 A3 2.50% 6/25/51	3,783,769	3,229,358
Series 2021-10 A3 2.50% 12/25/51	7,727,349	6,590,282
Series 2021-11 A3 2.50% 1/25/52	13,445,348	11,466,887
Series 2021-12 A3 2.50% 2/25/52	17,532,520	14,952,637
Series 2021-13 A3 2.50% 4/25/52	17,823,827	15,201,079
•JP Morgan Trust
Series 2015-1 B2 2.17% 12/25/44	2,453,606	2,417,328
Series 2015-5 B2 2.35% 5/25/45	2,186,563	2,165,468
Series 2015-6 B1 3.53% 10/25/45	1,398,877	1,311,632
Series 2015-6 B2 3.53% 10/25/45	1,185,242	1,102,072
Series 2015-6 B3 3.53% 10/25/45	2,133,397	1,899,143
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 2.50% 12/25/50	5,381,395	4,759,723
Series 2021-1 A2 2.50% 3/25/51	3,691,652	3,148,431
Series 2021-4 A3 2.50% 7/25/51	3,797,534	3,236,359
Series 2021-5 A3 2.50% 8/25/51	12,070,250	10,286,588
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	842,527	827,305

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•RCKT Mortgage Trust
Series 2021-1 A1 2.50% 3/25/51	3,974,490	$ 3,389,650
Series 2021-4 A1 2.50% 9/25/51	17,812,118	15,191,094
Series 2021-6 A1 2.50% 12/25/51	7,960,699	6,789,295
•Sequoia Mortgage Trust
Series 2013-4 B2 3.45% 4/25/43	518,670	502,251
Series 2015-1 B2 3.92% 1/25/45	814,148	797,484
Series 2020-4 A2 2.50% 11/25/50	3,065,775	2,691,295
•Towd Point Mortgage Trust
Series 2017-1 A1 2.75% 10/25/56	289,091	286,390
Series 2017-2 A1 2.75% 4/25/57	151,175	150,096
Series 2018-1 A1 3.00% 1/25/58	1,044,170	1,025,561
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 3.00% 12/25/49	797,324	737,717
Total Non-Agency Collateralized Mortgage Obligations (Cost $197,238,102)		169,404,198
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–10.21%
•Bank Series 2022-BNK40 B 3.51% 3/15/64	8,850,000	7,856,210
BANK
•Series 2017-BNK5 B 3.90% 6/15/60	4,085,000	3,815,015
Series 2017-BNK7 A5 3.44% 9/15/60	17,405,000	16,735,779
Series 2019-BN20 A3 3.01% 9/15/62	6,159,000	5,672,729
Series 2019-BN21 A5 2.85% 10/17/52	12,550,000	11,433,187
Series 2020-BN25 A5 2.65% 1/15/63	40,000,000	35,791,928
•Series 2022-BNK41 A4 3.92% 4/15/65	5,845,000	5,611,007
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	33,000,000	28,115,043
Benchmark Mortgage Trust
•Series 2018-B1 A5 3.67% 1/15/51	1,220,000	1,186,941
Series 2020-B17 A5 2.29% 3/15/53	21,500,000	18,729,977
Series 2020-B20 A5 2.03% 10/15/53	22,100,000	18,703,827
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
Series 2020-B21 A5 1.98% 12/17/53	13,290,000	$ 11,158,055
Series 2020-B22 A5 1.97% 1/15/54	24,350,000	20,403,130
Series 2021-B24 A5 2.58% 3/15/54	6,634,000	5,818,857
Series 2021-B25 A5 2.58% 4/15/54	14,130,000	12,389,149
•Series 2022-B32 B 3.20% 1/15/55	9,000,000	7,731,076
•Series 2022-B32 C 3.57% 1/15/55	11,000,000	9,119,089
•Series 2022-B33 B 3.74% 3/15/55	4,450,000	3,925,513
•Series 2022-B33 C 3.74% 3/15/55	4,450,000	3,719,996
•BMO Mortgage Trust Series 2022-C1 A5 3.37% 2/15/55	3,555,000	3,260,795
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	16,282,000	15,462,810
Series 2019-CF2 A5 2.87% 11/15/52	5,950,000	5,412,123
Series 2019-CF3 A4 3.01% 1/15/53	13,150,000	11,966,467
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	9,638,427	9,304,225
•Series 2017-CD6 B 3.91% 11/13/50	2,760,000	2,490,346
Series 2019-CD8 A4 2.91% 8/15/57	16,075,000	14,611,373
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	7,090,000	6,961,115
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	4,991,000	4,926,442
Series 2015-GC27 A5 3.14% 2/10/48	7,120,000	6,924,478
Series 2016-P3 A4 3.33% 4/15/49	7,897,000	7,602,521
Series 2017-C4 A4 3.47% 10/12/50	18,940,000	18,133,451
Series 2019-C7 A4 3.10% 12/15/72	11,904,000	10,913,044
Series 2020-555 A 2.65% 12/10/41	5,300,000	4,656,762
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	6,875,000	6,765,780
Series 2013-WWP A2 3.42% 3/10/31	2,235,000	2,232,189

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
Series 2014-CR19 A5 3.80% 8/10/47	3,947,000	$ 3,886,289
Series 2014-CR20 AM 3.94% 11/10/47	11,135,000	10,853,538
Series 2015-3BP A 3.18% 2/10/35	22,346,000	21,361,044
Series 2015-CR23 A4 3.50% 5/10/48	3,327,000	3,243,896
Series 2016-CR28 A4 3.76% 2/10/49	8,148,000	8,025,015
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	4,585,000	4,423,636
Series 2020-C9 A5 1.93% 8/15/53	11,250,000	9,524,470
Series 2020-C9 B 2.57% 8/15/53	3,250,000	2,675,236
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	7,800,000	6,403,340
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	5,118,000	5,046,793
Series 2017-GS6 A3 3.43% 5/10/50	14,900,000	14,416,383
•Series 2018-GS9 B 4.32% 3/10/51	2,875,000	2,711,153
Series 2019-GC39 A4 3.57% 5/10/52	2,200,000	2,094,506
Series 2019-GC42 A4 3.00% 9/1/52	20,000,000	18,410,590
Series 2020-GC47 A5 2.38% 5/12/53	14,250,000	12,382,225
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	8,529,000	8,342,329
Series 2015-JP1 A5 3.91% 1/15/49	8,627,000	8,515,407
Series 2016-JP2 A4 2.82% 8/15/49	10,654,000	10,113,685
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	12,056,832	11,788,992
Series 2015-C33 A4 3.77% 12/15/48	18,043,000	17,753,154
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	11,776,000	11,305,120
Series 2016-C4 A3 3.14% 12/15/49	7,150,000	6,830,445
Series 2017-C7 A5 3.41% 10/15/50	4,220,000	4,060,703
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	4,533,000	$ 4,468,455
Series 2015-C23 A4 3.72% 7/15/50	17,967,000	17,686,753
Series 2015-C26 A5 3.53% 10/15/48	5,698,000	5,599,357
Series 2016-C29 A4 3.33% 5/15/49	4,910,000	4,741,686
Morgan Stanley Capital I Trust Series 2019-L3 A4 3.13% 11/15/52	6,400,000	5,883,718
•UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 3.65% 3/10/46	3,300,000	3,260,552
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47	5,756,058	5,624,254
Series 2015-NXS3 A4 3.62% 9/15/57	3,185,000	3,131,772
Series 2016-BNK1 A3 2.65% 8/15/49	7,895,000	7,422,300
Series 2019-C54 A4 3.15% 12/15/52	28,403,000	26,184,183
Series 2020-C58 A4 2.09% 7/15/53	3,275,000	2,745,470
WFRBS Commercial Mortgage Trust Series 2012-C10 A3 2.88% 12/15/45	11,490,000	11,441,719
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $746,213,286)		661,898,597
ΔREGIONAL BOND–0.92%
Canada—0.92%
Province of Alberta Canada 1.88% 11/13/24	61,220,000	59,441,559
		59,441,559
Total Regional Bond (Cost $61,143,950)		59,441,559
ΔSOVEREIGN BONDS–0.12%
Bermuda—0.05%
Bermuda Government International Bonds 2.38% 8/20/30	4,000,000	3,339,614
		3,339,614

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Kazakhstan—0.07%
Kazakhstan Government International Bonds 4.88% 10/14/44	4,957,000	$ 4,115,698
		4,115,698
Total Sovereign Bonds (Cost $9,688,229)		7,455,312
SUPRANATIONAL BANKS–0.66%
Antofagasta PLC 5.63% 5/13/32	6,470,000	6,235,463
Banque Ouest Africaine de Developpement
4.70% 10/22/31	7,075,000	5,872,250
5.00% 7/27/27	2,903,000	2,638,130
Central American Bank for Economic Integration 2.00% 5/6/25	30,000,000	28,228,362
Total Supranational Banks (Cost $46,316,485)		42,974,205
U.S. TREASURY OBLIGATIONS–19.91%
U.S. Treasury Bonds
1.75% 8/15/41	41,000,000	31,187,226
1.88% 11/15/51	2,595,000	1,947,061
2.00% 11/15/41	4,800,000	3,812,250
2.25% 8/15/46	117,780,000	94,969,326
2.25% 2/15/52	98,455,000	81,025,388
2.88% 5/15/52	28,560,000	26,975,813
4.38% 2/15/38	25,550,000	29,748,783
U.S. Treasury Notes
1.88% 2/28/29	146,505,000	136,163,807
2.38% 3/31/29	55,100,000	52,743,184
2.63% 5/31/27	547,820,000	537,462,778
2.75% 5/15/25	197,380,000	195,868,809
2.88% 5/15/32	54,730,000	54,114,288
^U.S. Treasury Strip Principal 0.00% 5/15/44	97,675,000	45,326,375
Total U.S. Treasury Obligations (Cost $1,372,623,090)		1,291,345,088

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.09%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	5,577,186	$ 5,577,186
Total Money Market Fund (Cost $5,577,186)		5,577,186

	Principal Amount°
SHORT-TERM INVESTMENTS—1.66%
Discounted Commercial Paper–1.66%
≠Archer-Daniels-Midland Co.
1.54% 7/1/22	20,000,000	20,000,000
≠Australia & New Zealand Banking Group Ltd.
1.21% 7/15/22	2,000,000	1,999,075
≠DZ Bank AG Deutsche Zentral-Genossenschaftsbank
1.57% 7/1/22	17,575,000	17,575,000
≠HSBC USA, Inc.
1.74% 7/15/22	5,000,000	4,996,675
≠National Australia Bank Ltd.
2.09% 9/9/22	1,500,000	1,494,009
≠NatWest Markets PLC
1.30% 7/18/22	3,000,000	2,998,187
≠Northwest Natural Gas Co.
1.93% 7/5/22	3,600,000	3,599,240
≠Stanley Black & Decker, Inc.
1.60% 7/1/22	55,000,000	55,000,000
Total Short-Term Investments (Cost $107,662,197)		107,662,186

TOTAL INVESTMENTS–99.64% (Cost $7,195,114,241)	6,461,411,495

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.36%	23,595,360
NET ASSETS APPLICABLE TO 536,445,507 SHARES OUTSTANDING–100.00%	$6,485,006,855
NET ASSET VALUE PER SHARE–LVIP DELAWARE BOND FUND STANDARD CLASS ($2,417,296,479 / 199,678,433 Shares)	$12.106
NET ASSET VALUE PER SHARE–LVIP DELAWARE BOND FUND SERVICE CLASS ($4,067,710,376 / 336,767,074 Shares)	$12.079
LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$7,342,767,096
Distributable earnings/(accumulated loss)	(857,760,241)
TOTAL NET ASSETS	$6,485,006,855

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2022.
Δ Securities have been classified by country of origin.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
≠ The rate shown is the effective yield at the time of purchase.
★ Includes $6,363,000 cash collateral held at broker for futures contracts, $135,628,245 payable for securities purchased, $6,957,552 payable for fund shares redeemed, $630,000 cash collateral due to brokers for TBAs, $306,496 other accrued expenses payable, $3,026,944 due to manager and affiliates and $942,030 variation margin due to broker on futures contracts as of June 30, 2022.

The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(1,989)	U.S. Treasury 10 yr Notes	$(235,758,656)	$(237,090,480)	9/21/22	$1,331,824	$ —
(620)	U.S. Treasury 10 yr Ultra Notes	(78,972,500)	(79,528,118)	9/21/22	555,618	—
885	U.S. Treasury 10 yr Ultra Notes	122,683,125	123,335,016	9/21/22	—	(651,891)
(323)	U.S. Treasury 10 yr Ultra Notes	(49,853,031)	(51,450,575)	9/21/22	1,597,544	—
938	U.S. Treasury 2 yr Notes	196,994,657	197,120,867	9/30/22	—	(126,210)
680	U.S. Treasury 3 yr Notes	146,837,500	147,468,930	9/30/22	—	(631,430)
Total Futures Contracts					$3,484,986	$(1,409,531)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures from the date the contracts were opened through June 30, 2022.

Summary of Abbreviations:
BMO–Bank of Montreal
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
PJSC–Public Joint Stock Company
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TBA–To be announced
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Interest	$ 93,587,419
Foreign taxes withheld	(3,117)
93,584,302
EXPENSES:
Management fees	10,760,205
Distribution fees-Service Class	7,658,755
Shareholder servicing fees	1,013,309
Accounting and administration expenses	650,495
Trustees’ fees and expenses	110,034
Professional fees	89,312
Reports and statements to shareholders	57,462
Custodian fees	37,791
Pricing fees	29,016
Consulting fees	3,305
Other	54,429
Total operating expenses	20,464,113
NET INVESTMENT INCOME	73,120,189
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(178,107,226)
Foreign currencies	(1,655,760)
Foreign currency exchange contracts	6,364,994
Futures contracts	15,498,834
Options written	222,665
Net realized loss	(157,676,493)
Net change in unrealized appreciation (depreciation) of:
Investments	(807,462,851)
Foreign currencies	(44,743)
Foreign currency exchange contracts	329,893
Futures contracts	3,763,772
Net change in unrealized appreciation (depreciation)	(803,413,929)
NET REALIZED AND UNREALIZED LOSS	(961,090,422)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(887,970,233)
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 73,120,189	$ 110,857,882
Net realized gain (loss)	(157,676,493)	2,041,588
Net change in unrealized appreciation (depreciation)	(803,413,929)	(262,623,850)
Net decrease in net assets resulting from operations	(887,970,233)	(149,724,380)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(95,189,238)
Service Class	—	(139,833,329)
	—	(235,022,567)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	104,103,160	541,509,031
Service Class	118,824,444	657,891,963
Reinvestment of dividends and distributions:
Standard Class	—	95,189,238
Service Class	—	139,833,329
	222,927,604	1,434,423,561
Cost of shares redeemed:
Standard Class	(289,463,818)	(374,817,487)
Service Class	(316,443,276)	(253,914,896)
	(605,907,094)	(628,732,383)
Increase (decrease) in net assets derived from capital share transactions	(382,979,490)	805,691,178
NET INCREASE (DECREASE) IN NET ASSETS	(1,270,949,723)	420,944,231
NET ASSETS:
Beginning of period	7,755,956,578	7,335,012,347
End of period	$ 6,485,006,855	$7,755,956,578
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Bond Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 13.691	$ 14.404	$ 13.701	$ 13.057	$ 13.607	$ 13.417
Income (loss) from investment operations:
Net investment income[2]	0.146	0.236	0.303	0.390	0.402	0.340
Net realized and unrealized gain (loss)	(1.731)	(0.493)	1.047	0.809	(0.518)	0.247
Total from investment operations	(1.585)	(0.257)	1.350	1.199	(0.116)	0.587
Less dividends and distributions from:
Net investment income	—	(0.284)	(0.344)	(0.366)	(0.434)	(0.397)
Net realized gain	—	(0.172)	(0.303)	(0.126)	—	—
Return of capital	—	—	—	(0.063)	—	—
Total dividends and distributions	—	(0.456)	(0.647)	(0.555)	(0.434)	(0.397)
Net asset value, end of period	$ 12.106	$ 13.691	$ 14.404	$ 13.701	$ 13.057	$ 13.607
Total return[3]	(11.58%)	(1.80%)	9.87%	9.21%	(0.83%)	4.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,417,296	$2,932,099	$2,816,560	$2,604,021	$2,393,635	$2,762,644
Ratio of expenses to average net assets	0.37%	0.36%	0.37%	0.37%	0.38%	0.37%
Ratio of net investment income to average net assets	2.31%	1.67%	2.09%	2.84%	3.00%	2.48%
Portfolio turnover	80%	298%	163%	164%	153%	179%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Bond Fund–19

LVIP Delaware Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Bond Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 13.684	$ 14.398	$ 13.699	$ 13.056	$ 13.606	$ 13.417
Income (loss) from investment operations:
Net investment income[2]	0.124	0.186	0.252	0.341	0.354	0.292
Net realized and unrealized gain (loss)	(1.729)	(0.492)	1.044	0.810	(0.517)	0.246
Total from investment operations	(1.605)	(0.306)	1.296	1.151	(0.163)	0.538
Less dividends and distributions from:
Net investment income	—	(0.236)	(0.294)	(0.326)	(0.387)	(0.349)
Net realized gain	—	(0.172)	(0.303)	(0.126)	—	—
Return of capital	—	—	—	(0.056)	—	—
Total dividends and distributions	—	(0.408)	(0.597)	(0.508)	(0.387)	(0.349)
Net asset value, end of period	$ 12.079	$ 13.684	$ 14.398	$ 13.699	$ 13.056	$ 13.606
Total return[3]	(11.74%)	(2.14%)	9.48%	8.83%	(1.18%)	4.00%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,067,710	$4,823,857	$4,518,452	$4,076,030	$3,647,766	$3,618,734
Ratio of expenses to average net assets	0.72%	0.71%	0.72%	0.72%	0.73%	0.72%
Ratio of net investment income to average net assets	1.96%	1.32%	1.74%	2.49%	2.65%	2.13%
Portfolio turnover	80%	298%	163%	164%	153%	179%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Bond Fund–20

LVIP Delaware Bond Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize current income yield consistent with a prudent investment strategy.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related
LVIP Delaware Bond Fund–21

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2022, the value and cost of foreign currency held by the LVIP Delaware Bond Fund is $11,585 and $11,698 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$239,700
Legal	42,790
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $29,403 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Delaware Bond Fund–22

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$1,658,743
Distribution fees payable to LFD	1,182,902
Printing and mailing fees payable to Lincoln Life	29,403
Shareholder servicing fees payable to Lincoln Life	155,896
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.
For the six months ended June 30, 2022, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$ 843,790,112
Purchases of U.S. government securities	4,686,985,369
Sales other than U.S. government securities	531,111,342
Sales of U.S. government securities	5,114,488,992
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$7,195,114,241
Aggregate unrealized appreciation of investments and derivatives	$ 10,989,604
Aggregate unrealized depreciation of investments and derivatives	(744,692,350)
Net unrealized depreciation of investments and derivatives	$ (733,702,746)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP Delaware Bond Fund–23

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$ 152,606,839	$—	$ 152,606,839
Agency Commercial Mortgage-Backed Security	—	2,883,872	—	2,883,872
Agency Mortgage-Backed Securities	—	1,247,819,927	—	1,247,819,927
Corporate Bonds	—	2,469,696,314	—	2,469,696,314
Loan Agreement	—	11,358,559	—	11,358,559
Municipal Bonds	—	18,570,363	—	18,570,363
Non-Agency Asset-Backed Securities	—	212,717,290	—	212,717,290
Non-Agency Collateralized Mortgage Obligations	—	169,404,198	—	169,404,198
Non-Agency Commercial Mortgage-Backed Securities	—	661,898,597	—	661,898,597
Regional Bond	—	59,441,559	—	59,441,559
Sovereign Bonds	—	7,455,312	—	7,455,312
Supranational Banks	—	42,974,205	—	42,974,205
U.S. Treasury Obligations	—	1,291,345,088	—	1,291,345,088
Money Market Fund	5,577,186	—	—	5,577,186
Short-Term Investments	—	107,662,186	—	107,662,186
Total Investments	$5,577,186	$6,455,834,309	$—	$6,461,411,495
Derivatives:

Assets:
Futures Contracts	$ 3,484,986	$—	$—	$ 3,484,986
Liabilities:
Futures Contracts	$(1,409,531)	$—	$—	$(1,409,531)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	8,128,009	38,304,082
Service Class	9,278,390	46,633,777
Shares reinvested:
Standard Class	—	6,861,796
Service Class	—	10,079,876
	17,406,399	101,879,531
Shares redeemed:
Standard Class	(22,614,619)	(26,543,810)
Service Class	(25,034,358)	(18,014,453)
	(47,648,977)	(44,558,263)
Net increase (decrease)	(30,242,578)	57,321,268
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the
LVIP Delaware Bond Fund–24

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2022, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2022, the Fund posted $0 cash collateral for futures contracts.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Options Contracts–During the six months ended June 30, 2022, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain
LVIP Delaware Bond Fund–25

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2022, the Fund used options contracts to purchase the underlying security for the Fund at a price lower than the current market value of the security by selling put options.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$3,484,986	Receivables and other assets net of liabilities	$(1,409,531)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ 6,364,994	$ 329,893
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	15,498,834	3,763,772
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	222,665	—
Total		$22,086,493	$4,093,665
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$38,514,339	$111,881,923
Futures contracts (average notional value)	398,049,213	366,525,417
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
LVIP Delaware Bond Fund–26

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
At June 30, 2022, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Bond Fund–27

LVIP Delaware Bond Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Bond Fund–28

LVIP Delaware Diversified Floating Rate Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Delaware Diversified Floating Rate Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Diversified Floating Rate Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$981.00	0.62%	$3.05
Service Class Shares	1,000.00	979.80	0.87%	4.27
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.70	0.62%	$3.11
Service Class Shares	1,000.00	1,020.50	0.87%	4.36

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	1.05%
Agency Obligations	1.45%
Corporate Bonds	41.20%
Aerospace & Defense	0.95%
Airlines	0.10%
Auto Manufacturers	1.16%
Auto Parts & Equipment	0.51%
Banks	14.51%
Beverages	0.10%
Biotechnology	0.07%
Chemicals	0.74%
Commercial Services	1.21%
Computers	0.41%
Diversified Financial Services	1.80%
Electric	3.96%
Electronics	0.04%
Entertainment	0.40%
Food	0.24%
Forest Products & Paper	0.14%
Gas	0.05%
Health Care Services	0.14%
Insurance	1.37%
Internet	0.13%
Iron & Steel	0.10%
Machinery Diversified	0.07%
Media	1.62%
Mining	0.05%
Office Business Equipment	0.12%
Oil & Gas	0.54%
Pharmaceuticals	2.99%
Pipelines	2.83%
Real Estate Investment Trusts	0.22%
Retail	0.04%
Semiconductors	0.99%
Software	0.28%
Telecommunications	2.86%
Transportation	0.46%
Loan Agreements	8.09%
Non-Agency Asset-Backed Securities	14.52%
Non-Agency Commercial Mortgage-Backed Securities	8.96%
Sovereign Bonds	5.14%
Supranational Banks	12.05%
U.S. Treasury Obligation	5.92%
Security Type/Sector	Percentage of Net Assets
Money Market Fund	1.66%
Total Investments	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%)
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)*
U.S. Government	8.56%
AAA	39.19%
AA	7.53%
A	18.78%
BBB	18.51%
BB	4.57%
B	2.32%
Non-Rated	0.54%
Total	100.00%

*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. Credit quality ratings are subject to change.

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.05%
•Freddie Mac STACR REMIC Trust
Series 2021-HQA1 M1 1.63% (SOFR30A + 0.70%) 8/25/33	2,365,642	$ 2,350,320
Series 2021-HQA2 M1 1.63% (SOFR30A + 0.70%) 12/25/33	6,530,274	6,468,316
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 2.67% (LIBOR01M + 1.05%) 12/25/29	173,113	171,111
Total Agency Collateralized Mortgage Obligations (Cost $9,068,552)		8,989,747
AGENCY OBLIGATIONS–1.45%
Federal Farm Credit Banks Funding Corp. 0.21% 12/21/23	5,000,000	4,794,689
Federal Home Loan Mortgage Corp. 0.63% 9/8/25	8,165,000	7,569,381
Total Agency Obligations (Cost $13,163,077)		12,364,070
CORPORATE BONDS–41.20%
Aerospace & Defense–0.95%
Lockheed Martin Corp. 3.90% 6/15/32	675,000	666,089
Teledyne Technologies, Inc.
0.95% 4/1/24	6,765,000	6,397,016
2.25% 4/1/28	1,190,000	1,032,376
		8,095,481
Airlines–0.10%
♦United Airlines Pass-Through Trust
3.75% 3/3/28	562,295	535,405
4.00% 10/11/27	304,693	286,749
		822,154
Auto Manufacturers–1.16%
Daimler Trucks Finance North America LLC 1.63% 12/13/24	3,640,000	3,422,518
Ford Motor Credit Co. LLC
2.30% 2/10/25	200,000	179,580
2.90% 2/16/28	450,000	362,592
2.90% 2/10/29	280,000	219,587
General Motors Financial Co., Inc.
3.10% 1/12/32	165,000	132,619
4.15% 6/19/23	5,310,000	5,313,254
5.25% 3/1/26	218,000	218,244
		9,848,394
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment–0.51%
Aptiv PLC/Aptiv Corp. 2.40% 2/18/25	4,545,000	$ 4,340,473
		4,340,473
Banks–14.51%
μBank of America Corp.
1.84% 2/4/25	4,560,000	4,395,659
2.48% 9/21/36	2,085,000	1,617,112
4.57% 4/27/33	925,000	900,220
6.13% 4/27/27	535,000	515,941
μBank of Ireland Group PLC 2.03% 9/30/27	695,000	604,052
Bank of Montreal 1.85% 5/1/25	1,625,000	1,537,205
Bank of New York Mellon Corp.
1.60% 4/24/25	3,980,000	3,746,015
•2.29% (LIBOR03M + 1.05%) 10/30/23	10,127,000	10,126,994
μBNP Paribas SA 1.32% 1/13/27	625,000	552,159
μCitigroup, Inc.
2.01% 1/25/26	6,435,000	6,028,354
3.07% 2/24/28	500,000	463,846
μCitizens Bank NA 4.12% 5/23/25	3,885,000	3,869,748
μCitizens Financial Group, Inc. 4.30% 2/11/31	750,000	725,874
μCredit Suisse Group AG
2.59% 9/11/25	840,000	790,293
4.21% 6/12/24	2,480,000	2,457,188
Deutsche Bank AG
0.90% 5/28/24	4,380,000	4,103,499
μ3.74% 1/7/33	450,000	327,557
Fifth Third Bancorp
2.38% 1/28/25	595,000	569,810
3.65% 1/25/24	2,860,000	2,847,896
μ4.34% 4/25/33	530,000	504,005
Goldman Sachs Group, Inc.
μ1.54% 9/10/27	1,151,000	1,010,352
•2.24% (SOFR + 0.81%) 3/9/27	2,705,000	2,574,132
•2.58% (LIBOR03M + 1.17%) 5/15/26	4,925,000	4,806,813
μ3.10% 2/24/33	190,000	162,274
μ3.62% 3/15/28	920,000	870,707
Huntington National Bank
2.50% 8/7/22	6,290,000	6,290,035
μ4.01% 5/16/25	2,230,000	2,227,342
JPMorgan Chase & Co.
μ1.47% 9/22/27	265,000	232,421
•2.07% (LIBOR03M + 0.89%) 7/23/24	10,680,000	10,631,832
LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
•2.07% (SOFR + 0.58%) 3/16/24	2,640,000	$ 2,608,502
μ2.55% 11/8/32	1,165,000	967,928
μ4.08% 4/26/26	1,040,000	1,027,028
μ4.59% 4/26/33	355,000	348,696
μ4.60% 2/1/25	295,000	249,134
μKeyCorp 3.88% 5/23/25	1,885,000	1,871,045
•Kreditanstalt fuer Wiederaufbau 2.17% (SOFR + 1.00%) 2/12/24	7,000,000	7,099,295
μMorgan Stanley
1.16% 10/21/25	4,245,000	3,932,872
1.93% 4/28/32	115,000	91,191
2.48% 1/21/28	370,000	336,346
2.48% 9/16/36	250,000	192,230
National Securities Clearing Corp. 1.20% 4/23/23	800,000	788,418
PNC Bank NA
•1.72% (LIBOR03M + 0.50%) 7/27/22	6,500,000	6,497,278
3.88% 4/10/25	970,000	961,792
μState Street Corp.
1.68% 11/18/27	1,110,000	996,654
2.20% 2/7/28	685,000	627,299
SVB Financial Group
1.80% 10/28/26	277,000	247,401
μ4.57% 4/29/33	928,000	870,892
Toronto-Dominion Bank 4.11% 6/8/27	915,000	904,812
Truist Bank
2.45% 8/1/22	2,000,000	2,000,000
μ2.64% 9/17/29	653,000	620,969
μTruist Financial Corp. 1.89% 6/7/29	810,000	696,206
U.S. Bancorp
μ2.22% 1/27/28	405,000	371,024
μ2.68% 1/27/33	420,000	361,404
3.38% 2/5/24	1,895,000	1,890,686
U.S. Bank NA 3.40% 7/24/23	2,545,000	2,542,856
μUBS Group AG 1.36% 1/30/27	240,000	212,725
Wells Fargo & Co.
•2.47% (LIBOR03M + 1.23%) 10/31/23	6,115,000	6,118,342
μ3.53% 3/24/28	345,000	326,766
μ3.91% 4/25/26	2,360,000	2,321,025
		123,570,151
Beverages–0.10%
Diageo Capital PLC 1.38% 9/29/25	875,000	816,395
		816,395
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology–0.07%
CSL Finance PLC 4.05% 4/27/29	265,000	$ 260,156
Royalty Pharma PLC 1.75% 9/2/27	400,000	340,977
		601,133
Chemicals–0.74%
Air Products & Chemicals, Inc.
1.50% 10/15/25	150,000	141,187
1.85% 5/15/27	195,000	177,447
2.05% 5/15/30	315,000	272,270
•DuPont de Nemours, Inc. 2.52% (LIBOR03M + 1.11%) 11/15/23	4,615,000	4,636,791
Methanex Corp. 5.25% 12/15/29	525,000	443,840
Nutrien Ltd. 2.95% 5/13/30	695,000	618,453
		6,289,988
Commercial Services–1.21%
Ashtead Capital, Inc.
1.50% 8/12/26	375,000	327,459
2.45% 8/12/31	335,000	260,372
Global Payments, Inc.
2.15% 1/15/27	415,000	368,338
2.65% 2/15/25	764,000	729,106
2.90% 11/15/31	410,000	335,765
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25% 4/15/24	2,750,000	2,688,125
S&P Global, Inc. 2.45% 3/1/27	1,820,000	1,703,526
Sodexo, Inc. 1.63% 4/16/26	1,140,000	1,026,950
Triton Container International Ltd. 1.15% 6/7/24	3,070,000	2,874,086
		10,313,727
Computers–0.41%
HP, Inc. 5.50% 1/15/33	445,000	434,071
International Business Machines Corp.
1.95% 5/15/30	685,000	574,055
3.00% 5/15/24	2,515,000	2,494,857
		3,502,983
Diversified Financial Services–1.80%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65% 10/29/24	5,800,000	5,355,324
2.45% 10/29/26	630,000	548,581
3.65% 7/21/27	1,530,000	1,389,560
4.63% 10/15/27	440,000	414,206
6.50% 7/15/25	365,000	373,460

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Air Lease Corp.
2.88% 1/15/26	5,000,000	$ 4,589,479
2.88% 1/15/32	715,000	558,105
3.38% 7/1/25	400,000	376,671
μ4.13% 12/15/26	400,000	287,000
Aviation Capital Group LLC 1.95% 1/30/26	695,000	604,515
Avolon Holdings Funding Ltd. 2.75% 2/21/28	665,000	542,342
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 2.63% 10/15/31	405,000	312,564
		15,351,807
Electric–3.96%
AEP Texas, Inc. 2.40% 10/1/22	6,205,000	6,208,189
Avangrid, Inc. 3.20% 4/15/25	765,000	743,880
Berkshire Hathaway Energy Co. 3.75% 11/15/23	4,730,000	4,760,916
μDuke Energy Corp. 4.88% 9/16/24	1,445,000	1,314,950
Enel Finance International NV
1.88% 7/12/28	380,000	318,604
2.25% 7/12/31	415,000	325,745
4.25% 6/15/25	765,000	756,816
Eversource Energy 2.90% 3/1/27	550,000	516,302
Fells Point Funding Trust 3.05% 1/31/27	485,000	447,232
ITC Holdings Corp. 2.70% 11/15/22	2,780,000	2,769,563
NRG Energy, Inc. 3.75% 6/15/24	1,690,000	1,657,859
Pacific Gas & Electric Co.
2.10% 8/1/27	2,455,000	2,057,942
3.25% 6/1/31	250,000	201,916
Sempra Energy
3.30% 4/1/25	2,845,000	2,779,476
μ4.88% 10/15/25	635,000	584,188
Southern California Edison Co. 1.10% 4/1/24	5,980,000	5,688,751
Vistra Operations Co. LLC
3.55% 7/15/24	1,700,000	1,640,844
5.13% 5/13/25	985,000	975,303
		33,748,476
Electronics–0.04%
Amphenol Corp. 2.05% 3/1/25	375,000	358,232
		358,232
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment–0.40%
Magallanes, Inc.
3.64% 3/15/25	2,155,000	$ 2,087,138
3.76% 3/15/27	1,185,000	1,111,520
4.05% 3/15/29	200,000	183,195
		3,381,853
Food–0.24%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00% 2/2/29	837,000	707,017
Mondelez International, Inc. 2.13% 3/17/24	1,375,000	1,340,212
		2,047,229
Forest Products & Paper–0.14%
Georgia-Pacific LLC 8.00% 1/15/24	1,125,000	1,191,764
		1,191,764
Gas–0.05%
NiSource, Inc. 0.95% 8/15/25	450,000	404,198
		404,198
Health Care Services–0.14%
HCA, Inc. 3.13% 3/15/27	1,350,000	1,226,510
		1,226,510
Insurance–1.37%
•Athene Global Funding 1.99% (SOFR + 0.70%) 5/24/24	6,555,000	6,364,639
Brighthouse Financial, Inc. 5.63% 5/15/30	525,000	509,746
Jackson Financial, Inc. 3.13% 11/23/31	560,000	445,975
Met Tower Global Funding 3.70% 6/13/25	4,375,000	4,339,256
		11,659,616
Internet–0.13%
Amazon.com, Inc.
1.20% 6/3/27	375,000	333,658
3.60% 4/13/32	780,000	751,074
		1,084,732
Iron & Steel–0.10%
Nucor Corp. 3.95% 5/23/25	890,000	885,007
		885,007
Machinery Diversified–0.07%
Otis Worldwide Corp.
2.06% 4/5/25	570,000	539,788
2.57% 2/15/30	75,000	64,789
		604,577

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–1.62%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.50% 2/1/24	5,600,000	$ 5,633,137
•Comcast Corp. 1.67% (LIBOR03M + 0.63%) 4/15/24	4,910,000	4,907,036
Time Warner Entertainment Co. LP 8.38% 3/15/23	3,190,000	3,282,519
		13,822,692
Mining–0.05%
Newmont Corp.
2.25% 10/1/30	215,000	178,462
2.60% 7/15/32	320,000	264,064
		442,526
Office Business Equipment–0.12%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	260,000	231,643
3.28% 12/1/28	965,000	832,414
		1,064,057
Oil & Gas–0.54%
BP Capital Markets America, Inc. 2.72% 1/12/32	825,000	710,152
ConocoPhillips Co. 2.40% 3/7/25	2,585,000	2,494,773
Equinor ASA 1.75% 1/22/26	405,000	377,370
Exxon Mobil Corp.
2.02% 8/16/24	720,000	701,499
2.28% 8/16/26	310,000	293,864
		4,577,658
Pharmaceuticals–2.99%
AstraZeneca PLC 3.50% 8/17/23	6,710,000	6,729,004
Becton Dickinson & Co. 3.36% 6/6/24	2,270,000	2,246,554
Bristol-Myers Squibb Co. 2.90% 7/26/24	8,406,000	8,325,741
•Cigna Corp. 1.93% (LIBOR03M + 0.89%) 7/15/23	5,425,000	5,429,063
CVS Health Corp.
3.75% 4/1/30	510,000	477,032
4.30% 3/25/28	1,976,000	1,955,093
Viatris, Inc.
1.65% 6/22/25	190,000	171,999
2.30% 6/22/27	160,000	138,215
		25,472,701
Pipelines–2.83%
Cheniere Corpus Christi Holdings LLC 7.00% 6/30/24	125,000	129,525
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enbridge, Inc.
1.60% 10/4/26	555,000	$ 494,052
2.50% 2/14/25	3,820,000	3,666,877
Energy Transfer LP
4.50% 4/15/24	5,000,000	5,002,284
μ6.50% 11/15/26	1,405,000	1,241,904
MPLX LP
1.75% 3/1/26	405,000	364,638
4.13% 3/1/27	1,400,000	1,353,546
4.88% 12/1/24	4,190,000	4,218,576
ONEOK, Inc. 7.50% 9/1/23	1,765,000	1,828,201
Sabine Pass Liquefaction LLC
5.63% 3/1/25	110,000	112,189
5.75% 5/15/24	5,005,000	5,104,297
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	409,000	389,376
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	230,000	198,674
		24,104,139
Real Estate Investment Trusts–0.22%
American Homes 4 Rent LP 3.63% 4/15/32	390,000	341,869
Crown Castle International Corp. 1.05% 7/15/26	1,025,000	886,876
VICI Properties LP 4.95% 2/15/30	660,000	625,489
		1,854,234
Retail–0.04%
AutoNation, Inc. 3.85% 3/1/32	430,000	370,511
		370,511
Semiconductors–0.99%
Broadcom, Inc. 3.42% 4/15/33	737,000	609,310
Entegris Escrow Corp. 4.75% 4/15/29	740,000	689,109
Microchip Technology, Inc.
0.98% 9/1/24	2,180,000	2,032,944
4.33% 6/1/23	4,715,000	4,717,523
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70% 5/1/25	115,000	109,317
5.55% 12/1/28	280,000	283,952
		8,442,155
Software–0.28%
Autodesk, Inc. 2.40% 12/15/31	970,000	791,721
CDK Global, Inc. 5.00% 10/15/24	620,000	610,976

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Roper Technologies, Inc.
2.35% 9/15/24	510,000	$ 494,063
2.95% 9/15/29	185,000	163,180
Workday, Inc.
3.50% 4/1/27	120,000	114,755
3.70% 4/1/29	185,000	173,047
		2,347,742
Telecommunications–2.86%
AT&T, Inc.
1.70% 3/25/26	5,000,000	4,568,387
•2.15% (SOFR + 0.64%) 3/25/24	5,000,000	4,952,600
2.30% 6/1/27	510,000	465,551
Rogers Communications, Inc. 3.80% 3/15/32	195,000	178,310
Sprint Corp. 7.13% 6/15/24	2,330,000	2,391,163
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25	1,821,879	1,822,182
T-Mobile USA, Inc.
1.50% 2/15/26	485,000	438,217
2.40% 3/15/29	105,000	90,675
3.75% 4/15/27	580,000	558,493
•Verizon Communications, Inc. 2.51% (LIBOR03M + 1.10%) 5/15/25	8,905,000	8,850,474
		24,316,052
Transportation–0.46%
Canadian Pacific Railway Co.
1.35% 12/2/24	3,875,000	3,645,226
2.45% 12/2/31	320,000	273,787
		3,919,013
Total Corporate Bonds (Cost $364,675,844)		350,878,360
LOAN AGREEMENTS–8.09%
•Amentum Government Services Holdings LLC 5.19% (SOFRTE06M + 4.00%) 2/15/29	1,100,000	1,044,318
•AmWINS Group, Inc. 3.92% (LIBOR01M + 2.25%) 2/19/28	1,984,895	1,871,598
•Applied Systems, Inc. 5.25% (LIBOR03M + 3.00%) 9/19/24	1,341,426	1,284,415
•Aramark Services, Inc. 4.17% (LIBOR01M + 2.50%) 4/6/28	903,715	862,298
•Asplundh Tree Expert LLC 3.42% (LIBOR01M + 1.75%) 9/7/27	1,339,204	1,290,095
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Avantor Funding, Inc. 3.92% (LIBOR01M + 2.25%) 11/8/27	1,830,811	$ 1,756,151
•Bausch & Lomb, Inc. 4.55% (SOFR CME01M + 3.25%) 5/10/27	2,250,000	2,090,250
•Calpine Construction Finance Co. LP 3.67% (LIBOR01M + 2.00%) 1/15/25	1,890,422	1,811,648
•Carnival Corp. 5.88% (LIBOR06M + 3.00%) 6/30/25	1,934,914	1,792,697
•Castlelake Aviation Ltd. 4.58% (LIBOR03M + 2.75%) 10/22/26	1,984,962	1,894,150
•Charter Communications Operating LLC 3.42% (LIBOR01M + 1.75%) 2/1/27	2,249,432	2,139,773
•CSC Holdings LLC 3.57% (LIBOR01M + 2.25%) 7/17/25	1,900,000	1,763,200
•DirecTV Financing LLC 6.67% (LIBOR01M + 5.00%) 8/2/27	1,320,269	1,211,901
•Elanco Animal Health, Inc. 2.81% (LIBOR01M + 1.75%) 8/1/27	1,929,177	1,818,249
•Frontier Communications Corp. 6.06% (LIBOR03M + 3.75%) 5/1/28	1,975,000	1,843,663
•Gray Television, Inc. 4.06% (LIBOR01M + 3.00%) 12/1/28	1,965,125	1,876,694
•HCA, Inc. 3.42% (LIBOR01M + 1.75%) 6/30/28	1,341,450	1,336,004
•Horizon Therapeutics USA, Inc. 3.38% (LIBOR01M + 1.75%) 3/15/28	2,081,958	2,005,842
•Jazz Financing Lux SARL 5.17% (LIBOR01M + 3.50%) 5/5/28	1,331,637	1,267,759
•Lamar Media Corp. 3.10% (LIBOR01M + 1.50%) 2/5/27	2,000,435	1,922,918
•Medline Borrower LP 4.92% (LIBOR01M + 3.25%) 10/23/28	1,461,338	1,352,877
•Mileage Plus Holdings LLC 7.31% (LIBOR03M + 5.25%) 6/21/27	2,000,000	1,972,000
•Naked Juice LLC
4.75% (SOFRTE03M + 3.25%) 1/24/29	109,091	101,318
5.14% (SOFRTE01M + 3.25%) 1/24/29	2,000,000	1,857,500
∞NortonLifeLock, Inc. 0.00% 1/28/29	2,500,000	2,365,000

LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Organon & Co. 4.63% (LIBOR03M + 3.00%) 6/2/28	930,833	$ 893,991
•Pacific Gas & Electric Co. 4.69% (LIBOR01M + 3.00%) 6/23/25	1,964,912	1,848,000
Parkway Generation LLC
•6.42% (LIBOR01M + 4.75%) 2/18/29	1,990,625	1,912,254
•6.42% (LIBOR01M + 4.75%) 2/18/29	279,386	267,512
•PECF USS Intermediate Holding III Corp. 5.92% (LIBOR01M + 4.25%) 12/15/28	1,990,000	1,791,000
•Peraton Corp. 5.42% (LIBOR01M + 3.75%) 2/1/28	1,948,970	1,826,107
•Pilot Travel Centers LLC 3.63% (SOFR CME01M + 2.00%) 8/4/28	881,530	842,963
•Polaris Newco LLC 5.67% (LIBOR01M + 4.00%) 6/2/28	694,750	640,163
•Pretium PKG Holdings, Inc. 5.04% (LIBOR01M + 4.00%) 10/2/28	932,906	836,705
•RealPage, Inc. 4.67% (LIBOR01M + 3.00%) 4/24/28	2,297,613	2,118,583
•Scientific Games Holdings LP 4.18% (SOFRTE03M + 3.50%) 4/4/29	2,000,000	1,847,500
•Setanta Aircraft Leasing Designated Activity Co. 4.25% (LIBOR03M + 2.00%) 11/5/28	2,450,000	2,325,467
•Sinclair Television Group, Inc. 3.92% (LIBOR01M + 2.25%) 1/3/24	1,380,363	1,269,934
•SkyMiles IP Ltd. 4.75% (LIBOR03M + 3.75%) 10/20/27	2,000,000	1,985,620
•SS&C European Holdings SARL 3.42% (LIBOR01M + 1.75%) 4/16/25	604,056	572,723
•SS&C Technologies, Inc. 3.42% (LIBOR01M + 1.75%) 4/16/25	744,106	705,509
•Standard Industries, Inc. 3.79% (LIBOR06M + 2.50%) 9/22/28	1,810,463	1,745,811
•Telenet Financing USD LLC 3.32% (LIBOR01M + 2.00%) 4/30/28	665,000	614,014
•Tronox Finance LLC 4.77% (SOFRTE03M + 3.25%) 4/4/29	1,246,875	1,195,441
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Ultimate Software Group, Inc. 4.21% (LIBOR03M + 3.25%) 5/4/26	1,356,591	$ 1,267,572
•Vertical U.S. Newco, Inc. 4.02% (LIBOR06M + 3.50%) 7/30/27	1,968,459	1,839,289
Total Loan Agreements (Cost $72,858,797)		68,878,476
NON-AGENCY ASSET-BACKED SECURITIES–14.52%
•Allegro CLO VI Ltd. Series 2017-2A A 2.17% (LIBOR03M + 1.13%) 1/17/31	3,600,000	3,531,946
•Allegro CLO VIII Ltd. Series 2018-2A A 2.14% (LIBOR03M + 1.10%) 7/15/31	500,000	488,751
•Apex Credit CLO Ltd. Series 2018-1A A2 2.21% (LIBOR03M + 1.03%) 4/25/31	500,000	485,354
•Bavarian Sky U.K. 5 PLC Series 2014-1A A1A2 2.26% (LIBOR03M + 1.20%) 10/20/34	2,000,000	1,918,966
•Benefit Street Partners CLO IX Ltd. Series 2016-9A AR 2.17% (LIBOR03M + 1.11%) 7/20/31	950,000	930,608
•Canyon CLO Ltd. Series 2020-1A AR 2.22% (LIBOR03M + 1.18%) 7/15/34	1,275,000	1,230,022
•Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA A1 2.46% (LIBOR03M + 1.05%) 5/15/31	1,971,271	1,926,606
•Cedar Funding IX CLO Ltd. Series 2018-9A A1 2.04% (LIBOR03M + 0.98%) 4/20/31	1,280,000	1,253,458
Chesapeake Funding II LLC Series 2019-2A A1 1.95% 9/15/31	3,594,031	3,589,418
Dell Equipment Finance Trust Series 2022-1 A2 2.11% 8/23/27	6,880,000	6,800,901
Enterprise Fleet Financing LLC Series 2021-3 A2 0.77% 8/20/27	11,000,000	10,551,838
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	1,900,000	1,758,157
Ford Credit Floorplan Master Owner Trust Series 2020-1 A1 0.70% 9/15/25	2,000,000	1,929,272

LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Galaxy XXI CLO Ltd. Series 2015-21A AR 2.08% (LIBOR03M + 1.02%) 4/20/31	1,000,000	$ 976,328
GM Financial Automobile Leasing Trust Series 2021-1 B 0.54% 2/20/25	2,900,000	2,805,214
•Goldentree Loan Management U.S. CLO 6 Ltd. Series 2019-6A AR 2.17% (TSFR3M + 1.32%) 4/20/35	1,000,000	957,503
Honda Auto Receivables Owner Trust Series 2019-4 A3 1.83% 1/18/24	359,144	358,118
Hyundai Auto Receivables Trust Series 2022-A A2A 1.81% 2/18/25	4,850,000	4,798,385
John Deere Owner Trust 2022 Series 2022-A A2 1.90% 11/15/24	4,430,000	4,385,023
•Marathon CLO Ltd. Series 2021-16A A1A 2.24% (LIBOR03M + 1.20%) 4/15/34	2,000,000	1,926,622
•Midocean Credit CLO IX Series 2018-9A A1 2.21% (LIBOR03M + 1.15%) 7/20/31	2,000,000	1,960,040
•MKS CLO Ltd. Series 2017-2A A 2.25% (LIBOR03M + 1.19%) 1/20/31	3,000,000	2,946,783
MMAF Equipment Finance LLC Series 2021-A A2 0.30% 4/15/24	5,849,091	5,800,458
•Neuberger Berman Loan Advisers CLO 36 Ltd. Series 2020-36A A1R 2.31% (LIBOR03M + 1.25%) 4/20/33	2,750,000	2,681,385
•Octagon Investment Partners 33 Ltd. Series 2017-1A A1 2.25% (LIBOR03M + 1.19%) 1/20/31	4,050,000	3,976,006
•Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A A1A 2.45% (LIBOR03M + 1.39%) 1/20/34	2,750,000	2,693,446
PFS Financing Corp. Series 2021-A A 0.71% 4/15/26	4,000,000	3,745,308
•Signal Peak CLO 5 Ltd. Series 2018-5A A 2.29% (LIBOR03M + 1.11%) 4/25/31	500,000	491,400
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Sound Point CLO XXI Ltd. Series 2018-3A A1A 2.39% (LIBOR03M + 1.18%) 10/26/31	2,000,000	$ 1,954,822
•Steele Creek CLO Ltd. Series 2017-1A A 2.29% (LIBOR03M + 1.25%) 10/15/30	1,500,000	1,473,466
Tesla Auto Lease Trust Series 2021-B A2 0.36% 9/22/25	9,708,097	9,458,104
Toyota Auto Loan Extended Note Trust Series 2022-1A A 3.82% 4/25/35	10,000,000	9,868,877
Toyota Auto Receivables Owner Trust Series 2020-B A3 1.36% 8/15/24	3,506,636	3,481,002
•Trillium Credit Card Trust II Series 2021-2A A 1.15% (SOFR30A + 0.22%) 10/26/26	10,000,000	9,922,249
•Venture 42 CLO Ltd. Series 2021-42A A1A 2.17% (LIBOR03M + 1.13%) 4/15/34	1,500,000	1,440,117
Volkswagen Auto Lease Trust Series 2020-A A4 0.45% 7/21/25	5,400,000	5,297,894
•Voya CLO Ltd. Series 2020-3A AR 2.21% (LIBOR03M + 1.15%) 10/20/34	1,000,000	964,136
•Zais CLO 16 Ltd. Series 2020-16A A1R 2.48% (LIBOR03M + 1.42%) 10/20/34	3,000,000	2,914,098
Total Non-Agency Asset-Backed Securities (Cost $126,431,810)		123,672,081
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–8.96%
BANK Series 2020-BN25 A5 2.65% 1/15/63	4,000,000	3,579,193
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	4,000,000	3,407,884
Benchmark Mortgage Trust
•Series 2018-B1 A5 3.67% 1/15/51	4,500,000	4,378,060
Series 2019-B15 A5 2.93% 12/15/72	5,185,000	4,738,645
Series 2020-B17 A5 2.29% 3/15/53	8,000,000	6,969,294
Series 2020-B18 A5 1.93% 7/15/53	8,250,000	6,972,257
Series 2020-B22 A5 1.97% 1/15/54	3,500,000	2,932,688
Series 2021-B24 A5 2.58% 3/15/54	2,500,000	2,192,816

LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
Series 2021-B25 A5 2.58% 4/15/54	4,300,000	$ 3,770,229
•Series 2022-B32 A5 3.00% 1/15/55	5,000,000	4,498,275
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.10% 12/15/72	8,000,000	7,334,035
COMM Mortgage Trust Series 2015-3BP A 3.18% 2/10/35	3,280,000	3,135,426
GS Mortgage Securities Trust Series 2020-GC47 A5 2.38% 5/12/53	8,000,000	6,951,425
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	8,000,000	7,871,486
Wells Fargo Commercial Mortgage Trust Series 2021-C61 A4 2.66% 11/15/54	8,780,000	7,543,604
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $88,716,478)		76,275,317
ΔSOVEREIGN BONDS–5.14%
Canada—3.23%
CPPIB Capital, Inc. 3.13% 9/25/23	5,110,000	5,115,736
OMERS Finance Trust
1.10% 3/26/26	5,000,000	4,604,291
2.50% 5/2/24	4,335,000	4,281,647
4.00% 4/19/52	4,000,000	3,737,465
Ontario Teachers' Finance Trust 3.00% 4/13/27	10,000,000	9,796,343
		27,535,482
Japan—1.25%
Development Bank of Japan, Inc. 0.50% 8/27/25	3,000,000	2,742,360
Japan Bank for International Cooperation
1.75% 1/23/23	3,000,000	2,986,824
3.38% 10/31/23	2,586,000	2,598,885
Japan Finance Organization for Municipalities 0.63% 9/2/25	2,500,000	2,285,700
		10,613,769
Sweden—0.66%
Svensk Exportkredit AB 0.63% 10/7/24	6,000,000	5,670,823
		5,670,823
Total Sovereign Bonds (Cost $45,412,282)		43,820,074
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS–12.05%
African Development Bank 1.63% 9/16/22	3,250,000	$ 3,246,853
Asian Development Bank 2.88% 5/6/25	4,500,000	4,471,470
•European Bank for Reconstruction & Development 1.71% (SOFR + 0.26%) 3/13/23	5,000,000	5,005,600
European Investment Bank
•1.24% (SOFR + 0.25%) 1/30/23	6,000,000	6,006,228
2.75% 8/15/25	6,000,000	5,936,760
•Inter-American Development Bank
1.34% (SOFR + 0.20%) 2/10/26	6,000,000	6,004,260
1.48% (SOFR + 0.30%) 2/15/29	10,000,000	9,984,137
1.71% (SOFR + 0.26%) 9/16/22	10,000,000	10,003,194
1.76% (SOFR + 0.36%) 6/10/31	7,000,000	7,016,550
Inter-American Investment Corp. 2.63% 4/22/25	4,000,000	3,933,907
•International Bank for Reconstruction & Development
1.39% (SOFR + 0.30%) 8/6/24	12,000,000	12,050,648
1.53% (SOFR + 0.37%) 2/11/31	10,000,000	10,016,100
1.54% (SOFR + 0.29%) 11/22/28	7,000,000	6,935,256
1.62% (SOFR + 0.18%) 6/15/26	12,000,000	11,983,806
Total Supranational Banks (Cost $102,735,070)		102,594,769
U.S. TREASURY OBLIGATION–5.92%
•U.S. Treasury Floating Rate Notes 1.68% 4/30/24 (0.08% minus USBMMY3M)	50,420,000	50,381,004
Total U.S. Treasury Obligation (Cost $50,415,249)		50,381,004

	Number of Shares
MONEY MARKET FUND–1.66%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	14,136,993	14,136,993
Total Money Market Fund (Cost $14,136,993)		14,136,993

LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–100.04% (Cost $887,614,152)	$851,990,891

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(366,188)
NET ASSETS APPLICABLE TO 87,744,464 SHARES OUTSTANDING–100.00%	$851,624,703
NET ASSET VALUE PER SHARE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND STANDARD CLASS ($100,593,405 / 10,348,925 Shares)	$9.720
NET ASSET VALUE PER SHARE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND SERVICE CLASS ($751,031,298 / 77,395,539 Shares)	$9.704
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$886,540,245
Distributable earnings/(accumulated loss)	(34,915,542)
TOTAL NET ASSETS	$851,624,703

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
∞ Delayed settlement. Interest rate to be determined upon settlement date.
Δ Securities have been classified by country of origin.
★ Includes $8 cash collateral held at broker for futures contracts, $7,453,651 cash collateral held at brokers for centrally cleared swap contracts, $13,446,751 payable for securities purchased, $744,722 payable for fund shares redeemed, $1,734,945 variation margin due to brokers on centrally cleared interest rate swap contracts, $79,767 other accrued expenses payable and $571,928 due to manager and affiliates as of June 30, 2022.

The following swap contracts were outstanding at June 30, 2022:
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]
Centrally Cleared:
10 yr IRS-(Quarterly)	31,005,000	0.48%	(2.11%) [4]	10/5/30	$5,221,888	$—	$5,221,888	$—
2 yr IRS-(Semiannual/Quarterly)	69,475,000	0.10%	(2.11%) [4]	5/12/23	1,763,886	—	1,763,886	—
3 yr IRS-(Quarterly)	108,595,000	0.04%	(2.11%) [4]	10/5/23	4,237,871	—	4,237,871	—
3 yr IRS-(Annual/Semiannual)	9,310,000	1.58%	(3.11%) [5]	2/22/25	282,514	—	282,514	—
5 yr IRS-(Annually/Monthly)	19,545,000	0.09%	(3.11%) [5]	8/24/25	1,642,463	—	1,642,463	—
5 yr IRS-(Annually)	19,825,000	0.72%	(3.11%) [5]	3/25/26	1,459,905	—	1,459,905	—
5 yr IRS-(Annual/Semiannual)	5,700,000	1.65%	(3.11%) [5]	2/22/27	260,623	—	260,623	—
7 yr IRS-(Annually/Monthly)	9,500,000	0.28%	(3.11%) [5]	10/5/27	1,164,726	—	1,164,726	—
7 yr IRS-(Annual/Semiannual)	19,365,000	0.90%	(3.11%) [5]	9/23/28	1,993,431	—	1,993,431	—
7 yr IRS-(Annual/Semiannual)	33,225,000	1.49%	(3.11%) [5]	1/25/29	2,398,405	—	2,398,405	—
3 yr IRS-(Annual)	30,640,000	2.68%	(3.11%) [5]	5/13/25	90,469	—	90,469	—
LVIP Delaware Diversified Floating Rate Fund–11

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts (continued)
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]
Centrally Cleared:(continued)
30 yr IRS-(Annual)	3,215,000	2.34%	(3.11%) [5]	4/14/52	$190,669	$—	$190,669	$—
5 yr IRS-(Annual)	18,885,000	2.65%	(3.11%) [5]	5/13/27	64,740	—	64,740	—
5 yr IRS-(Annual)	18,720,000	2.68%	(3.11%) [5]	5/19/27	47,773	—	47,773	—
7 yr IRS-(Annual)	8,225,000	2.70%	(3.11%) [5]	5/19/29	22,371	—	22,371	—
Total IRS Contracts						$—	$20,841,734	$—
The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Includes cumulative appreciation (depreciation) of centrally cleared swap contracts from the date the contracts were opened through June 30, 2022.
[4] Rate resets based on SOFR03M-Secured Overnight Financing Rate.
[5] Rate resets based on SOFR12M-Secured Overnight Financing Rate

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
GS–Goldman Sachs
IRS–Interest Rate Swap
JPM-BB–JPMorgan Barclays Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
SOFR–Secured Overnight Financing Rate
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR03M–Secured Overnight Financing Rate 3 Months
SOFR12M–Secured Overnight Financing Rate 12 Months
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SOFRTE01M–1 Month Term Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
SOFRTE06M–6 Month Term Secured Overnight Financing Rate
STACR–Structured Agency Credit Risk
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Floating Rate Fund–12

LVIP Delaware Diversified Floating Rate Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Interest	$ 8,392,190
EXPENSES:
Management fees	2,511,810
Distribution fees-Service Class	969,596
Shareholder servicing fees	125,904
Accounting and administration expenses	94,240
Professional fees	30,350
Custodian fees	17,896
Pricing fees	14,423
Trustees’ fees and expenses	12,996
Reports and statements to shareholders	9,902
Consulting fees	1,408
Other	7,510
3,796,035
Less:
Management fees waived	(130,246)
Total operating expenses	3,665,789
NET INVESTMENT INCOME	4,726,401
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(3,834,711)
Futures contracts	328,618
Swap contracts	5,537,889
Net realized gain	2,031,796
Net change in unrealized appreciation (depreciation) of:
Investments	(38,773,601)
Futures contracts	32,962
Swap contracts	14,171,382
Net change in unrealized appreciation (depreciation)	(24,569,257)
NET REALIZED AND UNREALIZED LOSS	(22,537,461)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,811,060)
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Floating Rate Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,726,401	$ 7,423,724
Net realized gain	2,031,796	3,386,573
Net change in unrealized appreciation (depreciation)	(24,569,257)	(9,447,069)
Net increase (decrease) in net assets resulting from operations	(17,811,060)	1,363,228
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(712,347)
Service Class	—	(7,121,216)
Return of capital:
Standard Class	—	(51,462)
Service Class	—	(514,464)
	—	(8,399,489)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	53,852,707	16,115,908
Service Class	64,106,002	113,633,509
Reinvestment of dividends and distributions:
Standard Class	—	763,810
Service Class	—	7,635,680
	117,958,709	138,148,907
Cost of shares redeemed:
Standard Class	(15,621,244)	(8,253,197)
Service Class	(100,133,837)	(75,236,332)
	(115,755,081)	(83,489,529)
Increase in net assets derived from capital share transactions	2,203,628	54,659,378
NET INCREASE (DECREASE) IN NET ASSETS	(15,607,432)	47,623,117
NET ASSETS:
Beginning of period	867,232,135	819,609,018
End of period	$ 851,624,703	$867,232,135
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Floating Rate Fund–13

LVIP Delaware Diversified Floating Rate Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Diversified Floating Rate Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 9.908	$ 9.988	$ 10.003	$ 9.831	$ 10.189	$ 10.046
Income (loss) from investment operations:
Net investment income[2]	0.064	0.110	0.146	0.256	0.249	0.188
Net realized and unrealized gain (loss)	(0.252)	(0.070)	(0.010)	0.195	(0.219)	0.065
Total from investment operations	(0.188)	0.040	0.136	0.451	0.030	0.253
Less dividends and distributions from:
Net investment income	—	(0.112)	(0.143)	(0.279)	(0.388)	(0.110)
Return of capital	—	(0.008)	(0.008)	—	—	—
Total dividends and distributions	—	(0.120)	(0.151)	(0.279)	(0.388)	(0.110)
Net asset value, end of period	$ 9.720	$ 9.908	$ 9.988	$ 10.003	$ 9.831	$ 10.189
Total return[3]	(1.90%)	0.40%	1.36%	4.60%	0.27%	2.54%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$100,593	$64,208	$56,114	$55,043	$50,440	$36,919
Ratio of expenses to average net assets	0.62%	0.62%	0.63%	0.63%	0.63%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.65%	0.66%	0.66%	0.66%	0.65%
Ratio of net investment income to average net assets	1.31%	1.10%	1.46%	2.53%	2.45%	1.85%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.28%	1.07%	1.43%	2.50%	2.42%	1.82%
Portfolio turnover	33%	70%	66%	85%	71%	96%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Floating Rate Fund–14

LVIP Delaware Diversified Floating Rate Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Diversified Floating Rate Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 9.904	$ 9.985	$ 9.999	$ 9.827	$ 10.162	$ 10.020
Income (loss) from investment operations:
Net investment income[2]	0.052	0.085	0.121	0.230	0.223	0.162
Net realized and unrealized gain (loss)	(0.252)	(0.071)	(0.009)	0.195	(0.219)	0.066
Total from investment operations	(0.200)	0.014	0.112	0.425	0.004	0.228
Less dividends and distributions from:
Net investment income	—	(0.089)	(0.119)	(0.253)	(0.339)	(0.086)
Return of capital	—	(0.006)	(0.007)	—	—	—
Total dividends and distributions	—	(0.095)	(0.126)	(0.253)	(0.339)	(0.086)
Net asset value, end of period	$ 9.704	$ 9.904	$ 9.985	$ 9.999	$ 9.827	$ 10.162
Total return[3]	(2.02%)	0.14%	1.12%	4.34%	0.02%	2.28%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$751,031	$803,024	$763,495	$837,649	$864,181	$822,837
Ratio of expenses to average net assets	0.87%	0.87%	0.88%	0.88%	0.88%	0.87%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.90%	0.90%	0.91%	0.91%	0.91%	0.90%
Ratio of net investment income to average net assets	1.06%	0.85%	1.21%	2.28%	2.20%	1.60%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.03%	0.82%	1.18%	2.25%	2.17%	1.57%
Portfolio turnover	33%	70%	66%	85%	71%	96%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Floating Rate Fund–15

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Diversified Floating Rate Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek total return.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
 Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Delaware Diversified Floating Rate Fund–16

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.600% of the first $500 million of the Fund’s average daily net assets; and 0.550% of the Fund’s average daily net assets in excess of $500 million.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.03% on the first $2 billion of the Fund’s average daily net assets and 0.05% of the Fund’s average daily net assets in excess of $2 billion.   The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$29,034
Legal	5,183
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,272 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$389,529
Distribution fees payable to LFD	156,549
Printing and mailing fees payable to Lincoln Life	5,272
Shareholder servicing fees payable to Lincoln Life	20,578
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Delaware Diversified Floating Rate Fund–17

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$207,151,372
Purchases of U.S. government securities	102,264,054
Sales other than U.S. government securities	132,360,737
Sales of U.S. government securities	147,599,478
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$887,614,152
Aggregate unrealized appreciation of investments and derivatives	$ 21,087,289
Aggregate unrealized depreciation of investments and derivatives	(35,868,816)
Net unrealized depreciation of investments and derivatives	$ (14,781,527)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Diversified Floating Rate Fund–18

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$ 8,989,747	$—	$ 8,989,747
Agency Obligations	—	12,364,070	—	12,364,070
Corporate Bonds	—	350,878,360	—	350,878,360
Loan Agreements	—	68,878,476	—	68,878,476
Non-Agency Asset-Backed Securities	—	123,672,081	—	123,672,081
Non-Agency Commercial Mortgage-Backed Securities	—	76,275,317	—	76,275,317
Sovereign Bonds	—	43,820,074	—	43,820,074
Supranational Banks	—	102,594,769	—	102,594,769
U.S. Treasury Obligation	—	50,381,004	—	50,381,004
Money Market Fund	14,136,993	—	—	14,136,993
Total Investments	$14,136,993	$837,853,898	$—	$851,990,891
Derivatives:

Assets:
Swap Contracts	$—	$20,841,734	$—	$20,841,734
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	5,461,056	1,609,213
Service Class	6,537,183	11,362,448
Shares reinvested:
Standard Class	—	77,098
Service Class	—	771,047
	11,998,239	13,819,806
Shares redeemed:
Standard Class	(1,592,262)	(824,092)
Service Class	(10,220,470)	(7,522,630)
	(11,812,732)	(8,346,722)
Net increase	185,507	5,473,084
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP Delaware Diversified Floating Rate Fund–19

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts–The Fund enters into interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades.
During the six months ended June 30, 2022, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Swap contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$20,841,734	Liabilities net of receivables and other assets	$—
LVIP Delaware Diversified Floating Rate Fund–20

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ 328,618	$ 32,962
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	5,537,889	14,171,382
Total		$5,866,507	$14,204,344
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$—	$3,659,857
Interest rate swap contracts (average notional value)*	382,990,000	39,439,286

*Long represents paying floating interest payments and short represent receiving floating interest payments.
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
7. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield
LVIP Delaware Diversified Floating Rate Fund–21

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Diversified Floating Rate Fund–22

LVIP Delaware Diversified Floating Rate Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Diversified Floating Rate Fund–23

LVIP Delaware Diversified Income Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Delaware Diversified Income Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Diversified Income Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$877.00	0.54%	$2.51
Service Class Shares	1,000.00	875.70	0.84%	3.91
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.10	0.54%	$2.71
Service Class Shares	1,000.00	1,020.60	0.84%	4.21

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Diversified Income Fund–1

LVIP Delaware Diversified Income Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	2.70%
Agency Commercial Mortgage-Backed Securities	0.32%
Agency Mortgage-Backed Securities	18.92%
Agency Obligations	0.06%
Convertible Bonds	0.34%
Corporate Bonds	45.74%
Aerospace & Defense	0.68%
Agriculture	0.21%
Airlines	2.01%
Auto Manufacturers	1.17%
Auto Parts & Equipment	0.30%
Banks	10.03%
Beverages	0.30%
Biotechnology	1.10%
Building Materials	0.29%
Chemicals	1.23%
Coal	0.05%
Commercial Services	1.14%
Computers	0.08%
Cosmetics & Personal Care	0.02%
Diversified Financial Services	2.23%
Electric	3.90%
Energy-Alternate Sources	0.18%
Engineering & Construction	0.37%
Entertainment	0.25%
Food	0.25%
Forest Products & Paper	0.27%
Gas	0.03%
Health Care Products	0.11%
Health Care Services	0.55%
Holding Companies-Diversified	0.03%
Housewares	0.04%
Insurance	1.56%
Internet	0.33%
Investment Company	0.03%
Iron & Steel	0.11%
Leisure Time	0.22%
Lodging	0.43%
Machinery Construction & Mining	0.00%
Machinery Diversified	0.09%
Media	2.00%
Mining	0.93%
Miscellaneous Manufacturing	0.25%
Office Business Equipment	0.26%
Oil & Gas	2.23%
Security Type/Sector	Percentage of Net Assets
Oil & Gas Services	0.04%
Packaging & Containers	0.08%
Pharmaceuticals	1.83%
Pipelines	2.45%
Real Estate	0.11%
Real Estate Investment Trusts	0.77%
Retail	0.34%
Semiconductors	0.90%
Software	0.21%
Telecommunications	3.09%
Transportation	0.46%
Trucking & Leasing	0.01%
Water	0.19%
Loan Agreements	4.04%
Municipal Bonds	0.76%
Non-Agency Asset-Backed Securities	2.73%
Non-Agency Collateralized Mortgage Obligations	2.10%
Non-Agency Commercial Mortgage-Backed Securities	9.18%
Sovereign Bonds	1.78%
Supranational Banks	0.04%
U.S. Treasury Obligations	6.23%
Common Stock	0.03%
Options Purchased	0.01%
Money Market Fund	5.52%
Total Investments	100.50%
Options Written	(0.00%)
Liabilities Net of Receivables and Other Assets	(0.50%)
Total Net Assets	100.00%

LVIP Delaware Diversified Income Fund–2

LVIP Delaware Diversified Income Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited) (continued)
Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	29.74%
AAA	12.45%
AA	3.21%
A	12.37%
BBB	27.94%
BB	7.76%
B	4.25%
CCC	0.53%
Below CCC	0.05%
Non-Rated	1.70%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
LVIP Delaware Diversified Income Fund–3

LVIP Delaware Diversified Income Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.70%
•Connecticut Avenue Securities Trust
Series 2018-R07 1M2 4.02% (LIBOR01M + 2.40%) 4/25/31	230,726	$ 229,966
Series 2019-R01 2M2 4.07% (LIBOR01M + 2.45%) 7/25/31	159,326	159,191
Series 2019-R02 1M2 3.92% (LIBOR01M + 2.30%) 8/25/31	369,989	370,293
•Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 4.47% (LIBOR01M + 2.85%) 11/25/29	724,514	725,445
Series 2022-R02 2M2 3.93% (SOFR30A + 3.00%) 1/25/42	1,600,000	1,476,213
•Fannie Mae REMIC Trust
Series 2002-W6 2A1 7.00% 6/25/42	7,728	7,629
Series 2004-W11 1A2 6.50% 5/25/44	13,000	13,467
Fannie Mae REMICS
Series 2013-44 Z 3.00% 5/25/43	11,708	9,850
Series 2017-40 GZ 3.50% 5/25/47	967,903	943,411
•Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2022-DNA2 M2 4.68% (SOFR30A + 3.75%) 2/25/42	1,500,000	1,352,993
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	921,559	849,482
•Freddie Mac STACR REMIC Trust
Series 2019-DNA4 M2 3.57% (LIBOR01M + 1.95%) 10/25/49	395,790	394,432
Series 2019-HQA4 M2 3.67% (LIBOR01M + 2.05%) 11/25/49	312,650	312,395
Series 2020-DNA2 M2 3.47% (LIBOR01M + 1.85%) 2/25/50	861,773	848,851
Series 2020-DNA6 M2 2.93% (SOFR30A + 2.00%) 12/25/50	6,500,000	6,396,002
Series 2021-DNA1 M2 2.73% (SOFR30A + 1.80%) 1/25/51	13,284,347	12,659,953
Series 2021-DNA3 M2 3.03% (SOFR30A + 2.10%) 10/25/33	4,800,000	4,447,460
Series 2021-DNA5 M2 2.58% (SOFR30A + 1.65%) 1/25/34	5,905,079	5,695,228
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac STACR REMIC Trust (continued)
Series 2021-HQA1 M2 3.18% (SOFR30A + 2.25%) 8/25/33	13,900,000	$ 12,898,897
Series 2021-HQA2 M2 2.98% (SOFR30A + 2.05%) 12/25/33	9,575,000	8,556,981
Series 2022-DNA1 M2 3.43% (SOFR30A + 2.50%) 1/25/42	1,600,000	1,371,189
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-HQA2 M2AS 2.67% (LIBOR01M + 1.05%) 12/25/29	403,931	399,260
Series 2018-HQA1 M2 3.92% (LIBOR01M + 2.30%) 9/25/30	1,499,814	1,489,400
♦•Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43	7,194	7,924
Series T-58 2A 6.50% 9/25/43	2,018	2,123
GNMA Series 2013-113 LY 3.00% 5/20/43	378,000	361,131
Total Agency Collateralized Mortgage Obligations (Cost $65,771,019)		61,979,166
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.32%
♦Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27	2,545,000	2,457,608
•FREMF Mortgage Trust
Series 2013-K28 B 3.61% 6/25/46	2,400,000	2,381,763
Series 2014-K37 B 4.72% 1/25/47	1,500,000	1,495,691
Series 2017-K71 B 3.88% 11/25/50	1,175,000	1,133,294
Total Agency Commercial Mortgage-Backed Securities (Cost $7,671,306)		7,468,356
AGENCY MORTGAGE-BACKED SECURITIES–18.92%
Fannie Mae S.F. 15 yr
2.00% 3/1/36	6,804,371	6,377,339
2.50% 7/1/36	10,858,906	10,383,954
Fannie Mae S.F. 20 yr
2.00% 3/1/41	6,042,858	5,402,267
2.00% 5/1/41	5,674,435	5,073,388
2.50% 10/1/41	4,361,061	4,022,527
3.00% 9/1/37	1,798,539	1,766,592
Fannie Mae S.F. 30 yr
2.00% 11/1/50	7,527,367	6,566,086
2.00% 12/1/50	10,364,727	9,034,879
LVIP Delaware Diversified Income Fund–4

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.00% 1/1/51	8,822,269	$ 7,697,397
2.00% 2/1/51	5,640,679	4,929,777
2.00% 3/1/51	26,303,618	22,965,560
2.00% 8/1/51	2,740,078	2,389,559
2.50% 1/1/43	2,405,949	2,190,688
2.50% 11/1/50	15,306,199	13,795,908
2.50% 1/1/51	4,424,698	3,988,044
2.50% 2/1/52	8,684,758	7,844,000
3.00% 10/1/46	7,459,116	7,068,750
3.00% 4/1/47	792,736	750,879
3.00% 11/1/48	1,358,711	1,286,583
3.00% 12/1/49	11,467,795	10,764,173
3.00% 5/1/51	1,135,380	1,067,316
3.00% 7/1/51	9,028,336	8,477,625
3.50% 2/1/47	4,266,417	4,192,587
3.50% 7/1/47	3,651,537	3,588,524
3.50% 1/1/48	1,798,922	1,759,469
3.50% 2/1/48	2,479,794	2,424,791
3.50% 3/1/48	1,160,280	1,135,791
3.50% 7/1/48	403,087	394,246
3.50% 11/1/48	2,137,558	2,090,670
3.50% 1/1/50	2,576,434	2,498,968
3.50% 3/1/50	1,519,576	1,482,982
3.50% 8/1/50	10,608,091	10,371,199
3.50% 1/1/52	2,346,777	2,261,856
3.50% 3/1/52	645,270	625,515
3.50% 4/1/52	5,622,820	5,414,132
3.50% 5/1/52	9,772,934	9,431,037
4.00% 3/1/47	8,772,892	8,834,606
4.00% 4/1/47	1,060,200	1,066,370
4.00% 6/1/48	3,471,136	3,481,698
4.00% 9/1/48	240,500	240,713
4.00% 10/1/48	5,122,633	5,158,619
4.00% 6/1/49	1,138,628	1,139,994
4.00% 6/1/52	12,008,722	11,889,328
4.50% 6/1/40	293,881	303,317
4.50% 7/1/40	408,194	408,396
4.50% 8/1/41	948,192	978,756
4.50% 5/1/46	68,793	70,997
4.50% 4/1/48	392,029	404,573
4.50% 12/1/48	53,199	53,517
4.50% 1/1/49	6,224,727	6,353,512
4.50% 1/1/50	7,035,805	7,232,533
5.00% 7/1/47	898,024	945,133
5.00% 7/1/49	1,752,729	1,817,887
5.00% 6/1/52	11,282,209	11,528,026
5.50% 5/1/44	12,899,584	13,834,539
6.00% 6/1/41	2,263,587	2,479,628
6.00% 7/1/41	11,209,032	12,214,002
6.00% 1/1/42	1,838,408	2,014,687
Fannie Mae S.F. 30 yr TBA
4.50% 7/1/52	6,448,000	6,472,432
5.00% 7/1/52	11,604,000	11,843,333
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr
2.00% 12/1/35	4,012,944	$ 3,757,441
3.00% 3/1/35	14,642,532	14,381,781
•7.50% 1/19/39	153	155
Freddie Mac S.F. 20 yr
2.00% 3/1/41	6,878,383	6,148,947
2.50% 1/1/40	3,530,400	3,249,233
2.50% 6/1/41	11,963,338	11,010,414
3.00% 4/1/42	2,670,477	2,530,839
•6.50% 1/25/44	2,220	2,282
Freddie Mac S.F. 30 yr
2.50% 10/1/50	5,149,046	4,685,121
2.50% 2/1/51	16,981,298	15,418,548
2.50% 3/1/51	8,892,293	8,051,354
3.00% 11/1/46	3,123,199	2,958,946
3.00% 12/1/49	727,161	682,034
3.00% 1/1/50	1,304,823	1,224,861
3.00% 5/1/51	11,343,774	10,746,431
3.50% 12/1/47	1,263,527	1,235,403
3.50% 11/1/48	3,096,235	3,030,151
3.50% 2/1/52	4,750,877	4,578,407
3.50% 4/1/52	4,183,027	4,046,230
4.00% 12/1/45	1,532,170	1,546,813
4.00% 7/1/47	308,561	310,081
4.00% 10/1/47	2,851,230	2,848,733
4.50% 1/1/49	5,214,706	5,255,938
4.50% 3/1/49	339,077	345,176
4.50% 4/1/49	1,565,445	1,599,217
4.50% 8/1/49	3,375,947	3,449,864
5.50% 9/1/41	3,306,581	3,554,323
GNMA I S.F. 30 yr 3.00% 3/15/50	781,473	738,131
GNMA II S.F. 30 yr
3.00% 12/20/51	5,532,590	5,224,629
3.00% 1/20/52	10,575,337	9,986,461
5.50% 5/20/37	121,625	130,208
Total Agency Mortgage-Backed Securities (Cost $472,756,736)		435,009,806
AGENCY OBLIGATIONS–0.06%
Airport Authority
2.50% 1/12/32	805,000	705,539
3.25% 1/12/52	795,000	630,443
Total Agency Obligations (Cost $1,591,924)		1,335,982
CONVERTIBLE BONDS–0.34%
Kaman Corp. 3.25% exercise price $3.25, maturity date 5/1/24	5,311,000	4,965,785
Spirit Airlines, Inc. 1.00% exercise price $1.00, maturity date 5/15/26	3,153,000	2,842,429
Total Convertible Bonds (Cost $8,159,127)		7,808,214

LVIP Delaware Diversified Income Fund–5

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–45.74%
Aerospace & Defense–0.68%
Boeing Co.
3.25% 2/1/28	2,935,000	$ 2,622,764
3.75% 2/1/50	4,955,000	3,496,423
Lockheed Martin Corp.
3.90% 6/15/32	1,895,000	1,869,983
4.15% 6/15/53	1,415,000	1,319,845
Teledyne Technologies, Inc.
2.25% 4/1/28	3,910,000	3,392,092
2.75% 4/1/31	3,420,000	2,858,925
		15,560,032
Agriculture–0.21%
BAT Capital Corp. 2.26% 3/25/28	2,835,000	2,374,982
BAT International Finance PLC 1.67% 3/25/26	2,005,000	1,774,189
πKernel Holding SA 6.50% 10/17/24	855,000	390,614
πMHP Lux SA 6.25% 9/19/29	785,000	390,773
		4,930,558
Airlines–2.01%
Azul Investments LLP
5.88% 10/26/24	800,000	606,733
7.25% 6/15/26	745,000	510,848
Delta Air Lines, Inc.
7.00% 5/1/25	7,857,000	7,952,766
7.38% 1/15/26	1,830,000	1,827,163
Gol Finance SA 8.00% 6/30/26	755,000	502,075
Grupo Aeromexico SAB de CV 8.50% 3/17/27	9,000,000	8,654,596
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	7,685,000	7,552,818
Southwest Airlines Co.
5.13% 6/15/27	4,526,000	4,567,856
5.25% 5/4/25	3,255,000	3,316,314
United Airlines, Inc.
4.38% 4/15/26	3,735,000	3,291,170
4.63% 4/15/29	8,693,000	7,374,011
		46,156,350
Auto Manufacturers–1.17%
Daimler Trucks Finance North America LLC 2.38% 12/14/28	1,135,000	977,117
Ford Motor Credit Co. LLC
2.30% 2/10/25	620,000	556,698
2.90% 2/16/28	1,500,000	1,208,640
2.90% 2/10/29	900,000	705,816
4.54% 8/1/26	2,554,000	2,336,453
General Motors Co.
5.00% 10/1/28	2,289,000	2,217,828
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Co. (continued)
5.40% 10/2/23	1,300,000	$ 1,319,420
6.13% 10/1/25	1,300,000	1,343,860
6.60% 4/1/36	3,116,000	3,155,536
General Motors Financial Co., Inc.
2.35% 1/8/31	1,045,000	810,172
3.10% 1/12/32	2,225,000	1,788,350
4.35% 4/9/25	2,080,000	2,054,358
5.25% 3/1/26	5,505,000	5,511,145
μ5.70% 9/30/30	2,175,000	1,892,250
Kia Corp. 2.38% 2/14/25	960,000	918,194
		26,795,837
Auto Parts & Equipment–0.30%
Aptiv PLC 3.10% 12/1/51	7,302,000	4,709,306
Aptiv PLC/Aptiv Corp. 3.25% 3/1/32	1,698,000	1,442,604
Nemak SAB de CV 3.63% 6/28/31	895,000	624,710
		6,776,620
Banks–10.03%
Access Bank PLC
6.13% 9/21/26	790,000	636,938
μ9.13% 10/7/26	885,000	716,850
Akbank TAS 6.80% 2/6/26	920,000	822,075
Banco Continental SAECA 2.75% 12/10/25	1,510,000	1,283,802
Banco de Bogota SA 6.25% 5/12/26	755,000	717,250
Banco del Estado de Chile 2.70% 1/9/25	530,000	501,154
μBanco GNB Sudameris SA 7.50% 4/16/31	620,000	528,404
μBanco Industrial SA 4.88% 1/29/31	600,000	553,189
μBanco Mercantil del Norte SA
6.63% 1/24/32	795,000	649,515
8.38% 10/14/30	655,000	632,075
Banco Nacional de Panama 2.50% 8/11/30	360,000	285,750
μBangkok Bank PCL 5.00% 9/23/25	800,000	735,456
μBank Hapoalim BM 3.26% 1/21/32	1,265,000	1,081,575
μBank Leumi Le-Israel BM 3.28% 1/29/31	625,000	548,438
μBank of America Corp.
2.48% 9/21/36	23,465,000	18,199,291
2.55% 2/4/28	1,610,000	1,464,244
2.97% 2/4/33	1,180,000	1,005,269
4.38% 1/27/27	1,105,000	916,896

LVIP Delaware Diversified Income Fund–6

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBank of America Corp. (continued)
4.57% 4/27/33	2,715,000	$ 2,642,268
6.13% 4/27/27	1,500,000	1,446,563
Bank of China Ltd. 5.00% 11/13/24	845,000	864,520
Bank of Georgia JSC 6.00% 7/26/23	1,145,000	1,122,100
Bank of Montreal 1.85% 5/1/25	65,000	61,488
μBank of New York Mellon Corp. 4.70% 9/20/25	4,870,000	4,757,990
Barclays PLC 5.20% 5/12/26	6,918,000	6,888,474
μBBVA Bancomer SA 5.13% 1/18/33	790,000	667,945
CIMB Bank Bhd 2.13% 7/20/27	805,000	730,260
μCitigroup, Inc.
2.52% 11/3/32	2,245,000	1,821,487
3.06% 1/25/33	1,505,000	1,275,720
3.07% 2/24/28	1,525,000	1,414,729
Credit Agricole SA 2.81% 1/11/41	3,005,000	2,074,310
μCredit Suisse Group AG
2.59% 9/11/25	3,660,000	3,443,419
4.19% 4/1/31	3,035,000	2,685,487
4.50% 9/3/30	1,565,000	1,051,775
5.25% 2/11/27	1,670,000	1,290,050
7.25% 9/12/25	2,585,000	2,245,975
μDeutsche Bank AG
3.55% 9/18/31	5,030,000	4,210,580
3.73% 1/14/32	4,715,000	3,544,682
3.74% 1/7/33	4,149,000	3,020,079
Emirates NBD Bank PJSC 2.63% 2/18/25	930,000	898,179
Fifth Third Bancorp
3.65% 1/25/24	820,000	816,530
μ4.34% 4/25/33	1,480,000	1,407,410
Goldman Sachs Group, Inc.
μ1.54% 9/10/27	870,000	763,689
μ1.99% 1/27/32	6,340,000	5,008,219
μ2.62% 4/22/32	3,485,000	2,893,370
μ2.65% 10/21/32	1,405,000	1,157,772
μ3.10% 2/24/33	595,000	508,175
3.50% 4/1/25	3,505,000	3,435,791
μ3.62% 3/15/28	2,180,000	2,063,197
Hana Bank 1.25% 12/16/26	635,000	567,003
μHuntington National Bank 4.55% 5/17/28	1,115,000	1,107,222
ICICI Bank Ltd. 4.00% 3/18/26	645,000	634,334
μJPMorgan Chase & Co.
1.47% 9/22/27	3,530,000	3,096,025
1.76% 11/19/31	8,915,000	7,049,603
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μJPMorgan Chase & Co. (continued)
1.95% 2/4/32	3,515,000	$ 2,809,447
2.52% 4/22/31	2,905,000	2,474,242
2.55% 11/8/32	2,225,000	1,848,617
2.58% 4/22/32	2,175,000	1,830,054
3.11% 4/22/41	1,290,000	1,000,004
3.33% 4/22/52	2,205,000	1,676,216
3.70% 5/6/30	230,000	213,951
4.59% 4/26/33	990,000	972,419
4.60% 2/1/25	2,405,000	2,031,073
5.00% 8/1/24	2,495,000	2,201,838
μKeyCorp 4.79% 6/1/33	1,420,000	1,400,982
μMorgan Stanley
0.50% 10/26/29	3,350,000	2,941,173
1.79% 2/13/32	175,000	137,654
1.93% 4/28/32	2,765,000	2,192,558
2.48% 1/21/28	1,165,000	1,059,034
2.48% 9/16/36	21,715,000	16,697,121
μNBK SPC Ltd. 1.63% 9/15/27	1,705,000	1,519,632
NongHyup Bank 0.88% 7/28/24	800,000	754,864
Oversea-Chinese Banking Corp. Ltd. 4.25% 6/19/24	1,005,000	1,009,961
PNC Bank NA
2.70% 11/1/22	490,000	489,782
3.88% 4/10/25	2,530,000	2,508,591
μPNC Financial Services Group, Inc. 6.00% 5/15/27	1,115,000	1,070,277
QNB Finance Ltd. 2.63% 5/12/25	1,915,000	1,838,381
μShinhan Financial Group Co. Ltd. 3.34% 2/5/30	690,000	665,899
μState Street Corp. 2.20% 2/7/28	2,150,000	1,968,894
SVB Financial Group
1.80% 10/28/26	3,557,000	3,176,909
1.80% 2/2/31	1,505,000	1,159,647
μ4.00% 5/15/26	6,755,000	5,147,175
μ4.10% 2/15/31	4,850,000	3,335,414
μ4.57% 4/29/33	3,645,000	3,420,692
Toronto-Dominion Bank 4.11% 6/8/27	4,670,000	4,618,003
Truist Bank
2.25% 3/11/30	4,195,000	3,512,516
μ2.64% 9/17/29	10,165,000	9,666,378
μTruist Financial Corp. 4.95% 9/1/25	2,750,000	2,676,953
U.S. Bancorp
1.45% 5/12/25	2,975,000	2,787,919
μ2.22% 1/27/28	1,265,000	1,158,878
μ2.49% 11/3/36	1,685,000	1,373,054
μ2.68% 1/27/33	1,320,000	1,135,843
3.38% 2/5/24	4,245,000	4,235,336

LVIP Delaware Diversified Income Fund–7

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
U.S. Bancorp (continued)
3.60% 9/11/24	2,640,000	$ 2,634,510
3.95% 11/17/25	4,130,000	4,150,177
U.S. Bank NA 3.40% 7/24/23	2,360,000	2,358,012
UBS Group AG
μ0.25% 11/5/28	1,650,000	1,458,123
μ3.18% 2/11/43	1,160,000	874,110
4.13% 9/24/25	5,765,000	5,719,095
μWells Fargo & Co.
3.53% 3/24/28	990,000	937,676
4.61% 4/25/53	1,945,000	1,799,720
		230,593,395
Beverages–0.30%
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/50	4,720,000	4,243,166
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25% 4/27/29	1,035,000	903,038
Cia Cervecerias Unidas SA 3.35% 1/19/32	930,000	790,872
Coca-Cola Icecek AS 4.50% 1/20/29	1,195,000	976,513
		6,913,589
Biotechnology–1.10%
Amgen, Inc. 2.80% 8/15/41	8,230,000	6,099,250
Biogen, Inc. 3.15% 5/1/50	5,985,000	4,104,717
CSL Finance PLC
4.05% 4/27/29	745,000	731,381
4.75% 4/27/52	1,205,000	1,151,233
Gilead Sciences, Inc. 4.15% 3/1/47	6,535,000	5,737,421
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	1,555,000	1,246,711
Royalty Pharma PLC
1.75% 9/2/27	5,390,000	4,594,671
3.35% 9/2/51	2,250,000	1,524,690
		25,190,074
Building Materials–0.29%
GCC SAB de CV 3.61% 4/20/32	960,000	783,619
Holcim Finance Luxembourg SA
0.50% 4/23/31	1,800,000	1,411,940
0.63% 4/6/30	1,700,000	1,403,720
Standard Industries, Inc. 3.38% 1/15/31	2,925,000	2,157,533
UltraTech Cement Ltd. 2.80% 2/16/31	1,005,000	796,113
		6,552,925
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals–1.23%
Braskem Netherlands Finance BV 4.50% 1/31/30	675,000	$ 575,694
GC Treasury Center Co. Ltd. 5.20% 3/30/52	840,000	730,650
ICL Group Ltd. 6.38% 5/31/38	655,000	641,998
International Flavors & Fragrances, Inc. 3.27% 11/15/40	6,330,000	4,830,623
LYB International Finance III LLC 3.38% 10/1/40	5,670,000	4,365,240
MEGlobal Canada ULC 5.00% 5/18/25	735,000	741,414
Methanex Corp. 5.25% 12/15/29	5,515,000	4,662,436
OCP SA
3.75% 6/23/31	960,000	724,800
4.50% 10/22/25	845,000	830,212
Olin Corp. 5.63% 8/1/29	1,415,000	1,261,119
πPhosagro OAO Via Phosagro Bond Funding DAC 3.95% 4/24/23	705,000	201,982
Sasol Financing USA LLC 4.38% 9/18/26	865,000	762,480
Westlake Corp. 3.13% 8/15/51	11,475,000	8,005,745
		28,334,393
Coal–0.05%
Indika Energy Capital IV Pte. Ltd. 8.25% 10/22/25	1,115,000	1,076,532
		1,076,532
Commercial Services–1.14%
Ashtead Capital, Inc.
1.50% 8/12/26	5,345,000	4,667,379
2.45% 8/12/31	4,810,000	3,738,470
Bidvest Group U.K. PLC 3.63% 9/23/26	1,225,000	1,072,488
Global Payments, Inc.
2.15% 1/15/27	1,120,000	994,070
2.65% 2/15/25	3,604,000	3,439,396
2.90% 5/15/30	1,124,000	948,414
2.90% 11/15/31	4,135,000	3,386,318
3.20% 8/15/29	2,365,000	2,066,734
Hutama Karya Persero PT 3.75% 5/11/30	300,000	272,240
International Container Terminal Services, Inc. 4.75% 6/17/30	1,165,000	1,089,275
PayPal Holdings, Inc.
3.90% 6/1/27	560,000	558,029
4.40% 6/1/32	1,725,000	1,707,714
^Rutas 2 & 7 Finance Ltd. 0.00% 9/30/36	1,532,167	903,978

LVIP Delaware Diversified Income Fund–8

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
United Rentals North America, Inc. 3.88% 2/15/31	1,639,000	$ 1,382,640
		26,227,145
Computers–0.08%
CA Magnum Holdings 5.38% 10/31/26	775,000	671,600
HP, Inc. 5.50% 1/15/33	1,215,000	1,185,161
		1,856,761
Cosmetics & Personal Care–0.02%
Natura &Co. Luxembourg Holdings Sarl 6.00% 4/19/29	640,000	563,200
		563,200
Diversified Financial Services–2.23%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	2,070,000	1,802,479
3.40% 10/29/33	8,450,000	6,672,198
3.65% 7/21/27	3,144,000	2,855,409
4.50% 9/15/23	860,000	855,886
4.63% 10/15/27	1,405,000	1,322,634
6.50% 7/15/25	2,870,000	2,936,520
Air Lease Corp.
2.88% 1/15/26	3,870,000	3,552,257
2.88% 1/15/32	4,270,000	3,333,017
3.00% 2/1/30	5,465,000	4,459,793
3.38% 7/1/25	1,255,000	1,181,805
μ4.13% 12/15/26	5,260,000	3,774,050
4.63% 10/1/28	3,740,000	3,458,490
μAlly Financial, Inc. 4.70% 5/15/26	3,400,000	2,696,251
μCharles Schwab Corp. 5.38% 6/1/25	4,755,000	4,695,563
Jefferies Group LLC 6.50% 1/20/43	750,000	741,434
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
2.63% 10/15/31	5,310,000	4,098,057
4.15% 1/23/30	2,135,000	1,917,965
XP, Inc. 3.25% 7/1/26	985,000	868,154
		51,221,962
Electric–3.90%
Abu Dhabi National Energy Co. PJSC 2.00% 4/29/28	1,020,000	906,525
μAES Andes SA 7.13% 3/26/79	900,000	817,141
Alfa Desarrollo SpA 4.55% 9/27/51	927,493	665,476
Calpine Corp.
4.50% 2/15/28	896,000	813,458
5.00% 2/1/31	2,905,000	2,348,489
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Calpine Corp. (continued)
5.13% 3/15/28	855,000	$ 752,656
CenterPoint Energy, Inc. 4.25% 11/1/28	1,560,000	1,520,038
Cikarang Listrindo Tbk PT 4.95% 9/14/26	975,000	903,230
Clean Renewable Power Mauritius Pte. Ltd. 4.25% 3/25/27	813,400	647,467
CLP Power Hong Kong Financing Ltd. 2.88% 4/26/23	545,000	542,602
Consorcio Transmantaro SA 5.20% 4/11/38	895,000	798,787
μDuke Energy Corp. 4.88% 9/16/24	4,665,000	4,245,150
Duke Energy Indiana LLC 3.25% 10/1/49	2,480,000	1,917,117
μElectricite de France SA 2.88% 12/15/26	4,400,000	3,573,509
Enel Finance International NV
1.88% 7/12/28	5,420,000	4,544,296
2.25% 7/12/31	5,855,000	4,595,752
2.88% 7/12/41	3,145,000	2,117,643
Entergy Arkansas LLC 4.20% 4/1/49	1,930,000	1,778,061
Entergy Louisiana LLC 4.95% 1/15/45	545,000	520,293
Entergy Mississippi LLC 3.85% 6/1/49	2,400,000	2,055,453
Entergy Texas, Inc. 3.55% 9/30/49	1,380,000	1,099,959
Evergy Kansas Central, Inc. 3.45% 4/15/50	2,250,000	1,793,472
Eversource Energy 2.90% 3/1/27	1,615,000	1,516,050
Fells Point Funding Trust 3.05% 1/31/27	1,515,000	1,397,023
FirstEnergy Transmission LLC 4.55% 4/1/49	1,675,000	1,347,745
Israel Electric Corp. Ltd. 3.75% 2/22/32	950,000	848,929
JSW Hydro Energy Ltd. 4.13% 5/18/31	515,200	409,958
Louisville Gas & Electric Co. 4.25% 4/1/49	5,265,000	4,776,536
Minejesa Capital BV 5.63% 8/10/37	745,000	602,727
Mong Duong Finance Holdings BV 5.13% 5/7/29	838,000	674,590
NextEra Energy Capital Holdings, Inc.
3.00% 1/15/52	1,990,000	1,422,117

LVIP Delaware Diversified Income Fund–9

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NextEra Energy Capital Holdings, Inc. (continued)
5.00% 7/15/32	2,250,000	$ 2,305,129
Oglethorpe Power Corp. 3.75% 8/1/50	3,049,000	2,425,166
Oryx Funding Ltd. 5.80% 2/3/31	1,010,000	951,452
Pacific Gas & Electric Co.
2.10% 8/1/27	925,000	775,396
3.25% 6/1/31	825,000	666,322
3.30% 8/1/40	6,427,000	4,431,186
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.88% 7/17/29	905,000	816,482
4.13% 5/15/27	475,000	456,276
5.25% 5/15/47	528,000	437,105
PG&E Corp. 5.25% 7/1/30	2,640,000	2,171,875
Saudi Electricity Global Sukuk Co. 4 4.22% 1/27/24	920,000	924,232
μSempra Energy 4.88% 10/15/25	1,970,000	1,812,362
Sociedad de Transmision Austral SA 4.00% 1/27/32	785,000	609,757
Southern California Edison Co.
3.45% 2/1/52	2,806,000	2,088,066
3.65% 2/1/50	3,245,000	2,480,893
4.00% 4/1/47	1,745,000	1,415,452
4.88% 3/1/49	4,680,000	4,239,395
Southwestern Electric Power Co. 4.10% 9/15/28	8,995,000	8,688,506
		89,647,301
Energy-Alternate Sources–0.18%
Azure Power Energy Ltd. 3.58% 8/19/26	737,231	608,068
Energo-Pro AS 8.50% 2/4/27	1,030,000	973,494
Greenko Power II Ltd. 4.30% 12/13/28	1,050,812	838,023
Investment Energy Resources Ltd. 6.25% 4/26/29	285,000	240,849
Sweihan PV Power Co. PJSC 3.63% 1/31/49	815,000	674,060
UEP Penonome II SA 6.50% 10/1/38	972,338	905,490
		4,239,984
Engineering & Construction–0.37%
μAbertis Infraestructuras Finance BV 3.25% 11/24/25	3,000,000	2,507,497
Aeropuertos Argentina 2000 SA 8.50% 8/1/31	1,292,543	969,612
Cellnex Finance Co. SA 3.88% 7/7/41	3,639,000	2,492,024
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Engineering & Construction (continued)
HTA Group Ltd. 7.00% 12/18/25	780,000	$ 665,964
IHS Holding Ltd. 5.63% 11/29/26	820,000	671,613
πState Agency of Roads of Ukraine 6.25% 6/24/28	855,000	212,563
Summit Digitel Infrastructure Pvt Ltd. 2.88% 8/12/31	1,235,000	952,290
		8,471,563
Entertainment–0.25%
Magallanes, Inc.
3.76% 3/15/27	3,440,000	3,226,691
4.28% 3/15/32	600,000	536,246
5.14% 3/15/52	2,320,000	1,947,292
		5,710,229
Food–0.25%
Indofood CBP Sukses Makmur Tbk PT 3.54% 4/27/32	880,000	685,300
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00% 2/2/29	2,627,000	2,219,036
MARB BondCo PLC 3.95% 1/29/31	765,000	587,344
Pilgrim's Pride Corp. 5.88% 9/30/27	2,431,000	2,327,682
		5,819,362
Forest Products & Paper–0.27%
Georgia-Pacific LLC 8.00% 1/15/24	5,305,000	5,619,830
Suzano Austria GmbH 3.13% 1/15/32	765,000	575,923
		6,195,753
Gas–0.03%
ENN Energy Holdings Ltd. 2.63% 9/17/30	905,000	770,659
		770,659
Health Care Products–0.11%
Baxter International, Inc. 3.13% 12/1/51	3,516,000	2,541,171
		2,541,171
Health Care Services–0.55%
Centene Corp. 3.38% 2/15/30	1,980,000	1,679,139
HCA, Inc.
3.13% 3/15/27	6,250,000	5,678,289
7.58% 9/15/25	80,000	84,695
Tenet Healthcare Corp.
4.25% 6/1/29	3,400,000	2,863,514

LVIP Delaware Diversified Income Fund–10

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Tenet Healthcare Corp. (continued)
6.13% 10/1/28	2,760,000	$ 2,361,953
		12,667,590
Holding Companies-Diversified–0.03%
Inversiones La Construccion SA 4.75% 2/7/32	965,000	724,133
		724,133
Housewares–0.04%
Turkiye Sise ve Cam Fabrikalari AS 6.95% 3/14/26	1,050,000	933,135
		933,135
Insurance–1.56%
AIA Group Ltd. 3.38% 4/7/30	705,000	659,727
Aon Corp./Aon Global Holdings PLC 2.90% 8/23/51	18,100,000	12,559,360
Arthur J Gallagher & Co. 3.50% 5/20/51	2,675,000	2,044,033
Brighthouse Financial, Inc.
3.85% 12/22/51	5,110,000	3,475,175
4.70% 6/22/47	1,945,000	1,548,108
5.63% 5/15/30	1,610,000	1,563,222
Brown & Brown, Inc. 4.95% 3/17/52	3,210,000	2,815,724
Jackson Financial, Inc.
3.13% 11/23/31	3,370,000	2,683,813
4.00% 11/23/51	2,860,000	2,029,200
μMetLife, Inc. 3.85% 9/15/25	2,875,000	2,560,055
Prudential Financial, Inc. 3.70% 3/13/51	3,275,000	2,734,238
Sagicor Financial Co. Ltd. 5.30% 5/13/28	1,250,000	1,144,375
		35,817,030
Internet–0.33%
Alibaba Group Holding Ltd. 2.70% 2/9/41	865,000	594,583
Amazon.com, Inc.
2.50% 6/3/50	655,000	461,639
3.60% 4/13/32	2,220,000	2,137,673
3.95% 4/13/52	1,885,000	1,741,600
B2W Digital Lux Sarl 4.38% 12/20/30	815,000	616,148
JD.com, Inc. 3.88% 4/29/26	980,000	959,769
Tencent Holdings Ltd.
2.88% 4/22/31	685,000	588,415
3.68% 4/22/41	740,000	587,810
		7,687,637
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Company–0.03%
Huarong Finance 2019 Co. Ltd. 3.88% 11/13/29	805,000	$ 639,975
		639,975
Iron & Steel–0.11%
CSN Inova Ventures 6.75% 1/28/28	380,000	331,075
CSN Resources SA 5.88% 4/8/32	785,000	596,600
JSW Steel Ltd. 5.05% 4/5/32	565,000	419,740
πMetinvest BV 7.75% 10/17/29	620,000	337,900
Vale Overseas Ltd. 3.75% 7/8/30	945,000	828,302
		2,513,617
Leisure Time–0.22%
Carnival Corp.
4.00% 8/1/28	1,105,000	906,100
7.63% 3/1/26	3,339,000	2,586,189
Royal Caribbean Cruises Ltd. 5.50% 4/1/28	2,400,000	1,668,000
		5,160,289
Lodging–0.43%
MGM China Holdings Ltd. 4.75% 2/1/27	970,000	685,402
MGM Resorts International 4.75% 10/15/28	8,809,000	7,407,929
Sands China Ltd.
3.25% 8/8/31	990,000	653,796
3.80% 1/8/26	750,000	600,832
Wynn Macau Ltd. 5.63% 8/26/28	820,000	505,120
		9,853,079
Machinery Construction & Mining–0.00%
Caterpillar, Inc. 2.60% 4/9/30	50,000	45,253
		45,253
Machinery Diversified–0.09%
Otis Worldwide Corp.
3.11% 2/15/40	2,354,000	1,822,535
3.36% 2/15/50	406,000	306,956
		2,129,491
Media–2.00%
Altice Financing SA 5.00% 1/15/28	865,000	697,052
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70% 4/1/51	4,060,000	2,747,382
3.85% 4/1/61	2,485,000	1,634,225
4.80% 3/1/50	1,635,000	1,295,509

LVIP Delaware Diversified Income Fund–11

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
4.91% 7/23/25	760,000	$ 761,763
5.05% 3/30/29	5,770,000	5,553,397
Comcast Corp.
3.20% 7/15/36	3,645,000	3,086,234
3.70% 4/15/24	7,050,000	7,066,871
3.75% 4/1/40	835,000	731,845
CSC Holdings LLC 4.63% 12/1/30	1,680,000	1,123,483
Discovery Communications LLC
4.00% 9/15/55	1,325,000	928,170
4.13% 5/15/29	11,195,000	10,326,740
5.20% 9/20/47	1,755,000	1,505,402
Time Warner Cable LLC 7.30% 7/1/38	5,775,000	6,030,020
Time Warner Entertainment Co. LP 8.38% 3/15/23	2,495,000	2,567,362
		46,055,455
Mining–0.93%
AngloGold Ashanti Holdings PLC 3.38% 11/1/28	1,360,000	1,151,414
Corp. Nacional del Cobre de Chile
3.70% 1/30/50	800,000	594,936
4.25% 7/17/42	200,000	164,745
First Quantum Minerals Ltd.
6.88% 10/15/27	670,000	599,020
7.50% 4/1/25	4,595,000	4,344,398
Freeport Indonesia PT 5.32% 4/14/32	800,000	725,200
Newmont Corp.
2.25% 10/1/30	3,720,000	3,087,803
2.60% 7/15/32	2,205,000	1,819,565
2.80% 10/1/29	7,585,000	6,698,122
Stillwater Mining Co. 4.00% 11/16/26	855,000	711,360
Vedanta Resources Finance II PLC 8.95% 3/11/25	1,345,000	1,062,550
Volcan Cia Minera SAA 4.38% 2/11/26	539,000	469,199
		21,428,312
Miscellaneous Manufacturing–0.25%
Parker-Hannifin Corp. 4.25% 9/15/27	5,855,000	5,814,115
		5,814,115
Office Business Equipment–0.26%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	1,120,000	997,847
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Office Business Equipment (continued)
CDW LLC/CDW Finance Corp. (continued)
3.28% 12/1/28	4,860,000	$ 4,192,260
3.57% 12/1/31	910,000	751,810
		5,941,917
Oil & Gas–2.23%
BP Capital Markets America, Inc. 2.72% 1/12/32	2,625,000	2,259,573
μBP Capital Markets PLC 4.88% 3/22/30	6,940,000	6,042,282
Canacol Energy Ltd. 5.75% 11/24/28	1,045,000	846,450
CNX Resources Corp. 6.00% 1/15/29	4,420,000	4,129,164
ConocoPhillips Co. 3.80% 3/15/52	2,775,000	2,374,606
Continental Resources, Inc.
2.88% 4/1/32	2,090,000	1,632,123
4.38% 1/15/28	5,375,000	5,052,500
Devon Energy Corp. 4.75% 5/15/42	3,045,000	2,761,469
Diamondback Energy, Inc. 4.25% 3/15/52	1,310,000	1,086,456
Ecopetrol SA
4.63% 11/2/31	1,055,000	799,152
5.38% 6/26/26	630,000	583,336
Equinor ASA 1.75% 1/22/26	1,235,000	1,150,746
Geopark Ltd. 5.50% 1/17/27	810,000	678,942
Kosmos Energy Ltd. 7.75% 5/1/27	795,000	679,902
Medco Laurel Tree Pte. Ltd. 6.95% 11/12/28	985,000	822,310
Murphy Oil Corp. 5.88% 12/1/27	4,950,000	4,619,587
Oil & Gas Holding Co. BSCC 7.63% 11/7/24	404,000	414,567
PDC Energy, Inc. 5.75% 5/15/26	2,280,000	2,126,852
Pertamina Persero PT 3.65% 7/30/29	410,000	377,691
Petrobras Global Finance BV 6.75% 6/3/50	560,000	485,492
Petroleos Mexicanos
6.70% 2/16/32	165,000	125,813
6.75% 9/21/47	839,000	518,083
6.95% 1/28/60	778,000	478,859
7.69% 1/23/50	255,000	173,349
Petronas Capital Ltd. 3.50% 4/21/30	500,000	469,696
PTTEP Treasury Center Co. Ltd. 2.59% 6/10/27	930,000	860,192
Qatar Energy
1.38% 9/12/26	515,000	463,175

LVIP Delaware Diversified Income Fund–12

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Qatar Energy (continued)
2.25% 7/12/31	640,000	$ 546,400
SA Global Sukuk Ltd. 2.69% 6/17/31	790,000	693,462
Saudi Arabian Oil Co.
1.63% 11/24/25	200,000	184,600
3.50% 11/24/70	415,000	293,720
4.25% 4/16/39	1,080,000	995,933
Southwestern Energy Co. 7.75% 10/1/27	4,000,000	4,080,000
Tengizchevroil Finance Co. International Ltd. 2.63% 8/15/25	892,000	759,315
Tullow Oil PLC 10.25% 5/15/26	851,000	812,705
YPF SA 6.95% 7/21/27	1,605,000	910,838
		51,289,340
Oil & Gas Services–0.04%
Guara Norte Sarl 5.20% 6/15/34	1,099,976	892,092
		892,092
Packaging & Containers–0.08%
Klabin Austria GmbH 3.20% 1/12/31	795,000	606,506
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50% 8/2/28	1,395,000	1,184,006
		1,790,512
Pharmaceuticals–1.83%
AbbVie, Inc. 4.05% 11/21/39	6,371,000	5,681,217
Bausch Health Cos., Inc. 6.25% 2/15/29	6,130,000	3,262,386
Bristol-Myers Squibb Co. 3.70% 3/15/52	1,110,000	958,678
CVS Health Corp.
1.88% 2/28/31	615,000	492,475
2.70% 8/21/40	4,745,000	3,425,745
3.75% 4/1/30	1,535,000	1,435,774
4.30% 3/25/28	7,329,000	7,251,457
4.78% 3/25/38	2,055,000	1,945,172
5.05% 3/25/48	4,900,000	4,690,515
Takeda Pharmaceutical Co. Ltd.
3.03% 7/9/40	1,845,000	1,419,991
3.18% 7/9/50	7,631,000	5,711,481
Teva Pharmaceutical Finance Netherlands III BV
5.13% 5/9/29	675,000	556,031
6.75% 3/1/28	710,000	661,188
Viatris, Inc.
1.65% 6/22/25	595,000	538,628
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Viatris, Inc. (continued)
2.30% 6/22/27	495,000	$ 427,602
2.70% 6/22/30	3,640,000	2,921,322
4.00% 6/22/50	845,000	565,801
		41,945,463
Pipelines–2.45%
Acu Petroleo Luxembourg Sarl 7.50% 7/13/35	850,000	714,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.00% 2/1/29	3,383,000	2,951,938
EIG Pearl Holdings Sarl 3.55% 8/31/36	1,110,000	946,275
Energy Transfer LP
6.25% 4/15/49	8,940,000	8,665,684
μ6.50% 11/15/26	5,670,000	5,011,812
Enterprise Products Operating LLC
3.20% 2/15/52	8,295,000	5,956,642
3.30% 2/15/53	4,245,000	3,087,763
Galaxy Pipeline Assets Bidco Ltd. 2.94% 9/30/40	1,144,741	933,741
KazTransGas JSC 4.38% 9/26/27	1,393,000	1,229,462
Kinder Morgan, Inc. 3.60% 2/15/51	2,360,000	1,737,629
NuStar Logistics LP
5.63% 4/28/27	420,000	375,904
6.38% 10/1/30	4,436,000	3,854,112
ONEOK, Inc. 7.50% 9/1/23	5,305,000	5,494,960
Sabine Pass Liquefaction LLC
5.63% 3/1/25	3,420,000	3,488,072
5.75% 5/15/24	5,868,000	5,984,419
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	1,083,000	1,031,038
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	4,768,000	4,118,601
Transportadora de Gas del Sur SA 6.75% 5/2/25	720,000	634,147
		56,216,199
Real Estate–0.11%
China Evergrande Group 10.00% 4/11/23	1,020,000	80,332
CIFI Holdings Group Co. Ltd.
6.00% 7/16/25	455,000	270,952
6.45% 11/7/24	795,000	505,620
Goodman HK Finance 4.38% 6/19/24	795,000	799,013
‡Kaisa Group Holdings Ltd. 9.38% 6/30/24	705,000	94,889

LVIP Delaware Diversified Income Fund–13

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate (continued)
μMAF Global Securities Ltd. 6.38% 3/20/26	730,000	$ 704,231
Times China Holdings Ltd. 5.55% 6/4/24	820,000	129,970
		2,585,007
Real Estate Investment Trusts–0.77%
American Homes 4 Rent LP 3.63% 4/15/32	2,910,000	2,550,871
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 4.38% 7/22/31	980,000	698,245
Crown Castle International Corp.
2.10% 4/1/31	3,139,000	2,496,674
4.30% 2/15/29	2,155,000	2,069,043
CubeSmart LP 3.00% 2/15/30	2,272,000	1,998,724
Iron Mountain Information Management Services, Inc. 5.00% 7/15/32	5,345,000	4,314,017
Iron Mountain, Inc. 5.25% 7/15/30	1,704,000	1,481,449
VICI Properties LP 4.95% 2/15/30	1,840,000	1,743,786
VICI Properties LP/VICI Note Co., Inc. 5.75% 2/1/27	265,000	251,459
		17,604,268
Retail–0.34%
Alsea SAB de CV 7.75% 12/14/26	930,000	878,850
Arcos Dorados BV 6.13% 5/27/29	755,000	709,700
AutoNation, Inc. 3.85% 3/1/32	4,055,000	3,494,007
Falabella SA 3.38% 1/15/32	795,000	647,925
Future Retail Ltd. 5.60% 1/22/25	905,000	104,075
InRetail Consumer 3.25% 3/22/28	985,000	817,314
Lowe's Cos., Inc. 4.25% 4/1/52	1,215,000	1,052,127
		7,703,998
Semiconductors–0.90%
Broadcom, Inc. 3.47% 4/15/34	3,600,000	2,929,923
Entegris Escrow Corp. 4.75% 4/15/29	2,145,000	1,997,484
KLA Corp. 4.95% 7/15/52	2,620,000	2,635,405
Micron Technology, Inc. 2.70% 4/15/32	1,405,000	1,120,271
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70% 5/1/25	345,000	327,951
3.13% 2/15/42	1,965,000	1,429,093
4.30% 6/18/29	739,000	705,024
4.88% 3/1/24	6,435,000	6,497,606
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc. (continued)
5.55% 12/1/28	845,000	$ 856,926
SK Hynix, Inc.
1.50% 1/19/26	900,000	808,893
2.38% 1/19/31	910,000	716,708
TSMC Arizona Corp. 4.25% 4/22/32	740,000	729,695
		20,754,979
Software–0.21%
Autodesk, Inc. 2.40% 12/15/31	4,365,000	3,562,742
Workday, Inc.
3.50% 4/1/27	345,000	329,922
3.70% 4/1/29	540,000	505,111
3.80% 4/1/32	565,000	516,227
		4,914,002
Telecommunications–3.09%
Altice France SA 5.50% 10/15/29	2,535,000	1,936,512
AT&T, Inc.
3.50% 6/1/41	2,994,000	2,390,640
3.50% 9/15/53	10,540,000	7,989,305
Axian Telecom 7.38% 2/16/27	705,000	675,376
=Century Communication Ltd. 9.50% 3/1/49	2,500,000	0
Connect Finco SARL/Connect U.S. Finco LLC 6.75% 10/1/26	3,520,000	3,163,178
CT Trust 5.13% 2/3/32	1,190,000	953,487
@Digicel Group Holdings Ltd. 10.00% 4/1/24	798,171	776,221
Frontier Communications Holdings LLC 5.88% 10/15/27	2,200,000	1,978,026
Ooredoo International Finance Ltd. 5.00% 10/19/25	605,000	620,118
Rogers Communications, Inc.
3.80% 3/15/32	570,000	521,214
4.55% 3/15/52	720,000	632,273
Silknet JSC 8.38% 1/31/27	710,000	689,765
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25	1,464,378	1,464,622
Telefonica Moviles Chile SA 3.54% 11/18/31	625,000	525,000
T-Mobile USA, Inc.
1.50% 2/15/26	1,520,000	1,373,382
2.40% 3/15/29	345,000	297,933
2.55% 2/15/31	1,070,000	900,345
3.00% 2/15/41	2,650,000	1,976,349

LVIP Delaware Diversified Income Fund–14

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA, Inc. (continued)
3.75% 4/15/27	4,155,000	$ 4,000,931
3.88% 4/15/30	6,025,000	5,622,868
Turkcell Iletisim Hizmetleri AS 5.80% 4/11/28	1,300,000	1,020,438
πVEON Holdings BV 3.38% 11/25/27	1,410,000	733,200
Verizon Communications, Inc.
2.55% 3/21/31	2,055,000	1,757,040
2.88% 11/20/50	1,945,000	1,380,191
3.40% 3/22/41	3,635,000	2,959,024
4.50% 8/10/33	12,400,000	12,089,412
Vmed O2 U.K. Financing I PLC 4.25% 1/31/31	3,560,000	2,861,350
Vodafone Group PLC
4.25% 9/17/50	2,090,000	1,746,280
4.88% 6/19/49	8,605,000	7,879,934
		70,914,414
Transportation–0.46%
Burlington Northern Santa Fe LLC
2.88% 6/15/52	2,790,000	2,083,262
4.45% 1/15/53	2,290,000	2,214,725
Canadian Pacific Railway Co. 2.45% 12/2/31	1,050,000	898,365
Lima Metro Line 2 Finance Ltd. 4.35% 4/5/36	1,046,763	941,051
Misc Capital Two Labuan Ltd. 3.75% 4/6/27	1,350,000	1,268,176
Union Pacific Corp.
2.80% 2/14/32	1,120,000	996,940
3.25% 2/5/50	1,605,000	1,258,569
3.38% 2/14/42	335,000	278,847
3.50% 2/14/53	650,000	529,414
		10,469,349
Trucking & Leasing–0.01%
DAE Funding LLC 1.55% 8/1/24	300,000	280,997
		280,997
Water–0.19%
American Water Capital Corp. 4.45% 6/1/32	2,305,000	2,301,081
Essential Utilities, Inc.
2.70% 4/15/30	1,345,000	1,169,770
3.35% 4/15/50	1,315,000	991,863
		4,462,714
Total Corporate Bonds (Cost $1,233,570,904)		1,051,379,757
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS–4.04%
•Advantage Sales & Marketing, Inc. 6.17% (LIBOR01M + 4.50%) 10/28/27	1,349,982	$ 1,238,609
•Altice France SA 5.41% (LIBOR03M + 4.00%) 8/14/26	342,575	312,278
•Amentum Government Services Holdings LLC 5.19% (SOFRTE06M + 4.00%) 2/15/29	6,005,000	5,701,027
•Applied Systems, Inc.
5.25% (LIBOR03M + 3.00%) 9/19/24	1,534,541	1,469,323
7.75% (LIBOR03M + 5.50%) 9/19/25	4,170,870	4,005,328
•Avantor Funding, Inc. 3.92% (LIBOR01M + 2.25%) 11/8/27	1,473,803	1,413,701
•Banff Merger Sub, Inc. 5.42% (LIBOR01M + 3.75%) 10/2/25	885,435	822,720
•Bausch & Lomb, Inc. 4.55% (SOFR CME01M + 3.25%) 5/10/27	2,145,000	1,992,705
•Bausch Health Cos., Inc. 6.55% (SOFRTE01M + 5.25%) 2/1/27	680,000	581,325
•Berry Global, Inc. 3.00% (LIBOR01M + 1.75%) 7/1/26	1,372,232	1,322,872
•BW Gas & Convenience Holdings LLC 5.17% (LIBOR01M + 3.50%) 3/31/28	1,869,230	1,766,422
•Calpine Corp.
3.67% (LIBOR01M + 2.00%) 4/5/26	582,000	547,080
4.17% (LIBOR01M + 2.50%) 12/16/27	461,826	438,001
•Camelot U.S. Acquisition LLC 4.67% (LIBOR01M + 3.00%) 10/30/26	1,221,400	1,149,130
•Carnival Corp. 5.88% (LIBOR06M + 3.00%) 6/30/25	928,077	859,863
•Castlelake Aviation Ltd. 4.58% (LIBOR03M + 2.75%) 10/22/26	1,375,742	1,312,802
•Charter Communications Operating LLC 3.42% (LIBOR01M + 1.75%) 2/1/27	1,135,073	1,079,738
•Chemours Co. 3.42% (LIBOR01M + 1.75%) 4/3/25	1,671,188	1,580,660
•CMG Media Corp. 5.17% (LIBOR01M + 3.50%) 12/17/26	922,492	847,927

LVIP Delaware Diversified Income Fund–15

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Connect Finco SARL 5.17% (LIBOR01M + 3.50%) 12/11/26	1,279,548	$ 1,173,985
•Core & Main LP 4.12% (LIBOR01M + 2.50%) 7/27/28	1,449,846	1,377,963
•CSC Holdings LLC 3.57% (LIBOR01M + 2.25%) 7/17/25	769,500	714,096
•Electron BidCo, Inc. 4.67% (LIBOR01M + 3.00%) 11/1/28	847,875	792,161
•Ensemble RCM LLC 4.99% (LIBOR03M + 3.75%) 8/3/26	766,330	739,347
•Entegris, Inc. 2.45% (LIBOR01M + 2.00%) 3/2/29	3,230,000	3,116,950
•Epicor Software Corp.
4.92% (LIBOR01M + 3.25%) 7/30/27	1,252,887	1,179,844
9.42% (LIBOR01M + 7.75%) 7/31/28	1,500,000	1,452,000
•Frontier Communications Corp. 6.06% (LIBOR03M + 3.75%) 5/1/28	2,356,075	2,199,396
•Global Medical Response, Inc. 5.25% (LIBOR03M + 4.25%) 10/2/25	1,560,764	1,448,592
•Hamilton Projects Acquiror LLC 6.75% (LIBOR03M + 4.50%) 6/17/27	1,277,752	1,221,850
•Heartland Dental LLC 5.17% (LIBOR01M + 3.50%) 4/30/25	1,581,200	1,464,586
•Hexion Holdings Corp. 5.92% (SOFRTE03M + 4.50%) 3/15/29	2,890,000	2,579,325
•Hub International Ltd. 4.21% (LIBOR03M + 3.00%) 4/25/25	952,596	900,108
•Informatica LLC 4.44% (LIBOR01M + 2.75%) 10/27/28	1,097,250	1,038,964
•Loyalty Ventures, Inc. 6.17% (LIBOR01M + 4.50%) 11/3/27	202,125	157,051
•LSF9 Atlantis Holdings LLC 9.30% (SOFR CME03M + 7.25%) 3/31/29	3,145,000	2,855,660
•Michaels Cos., Inc. 6.50% (LIBOR03M + 4.25%) 4/15/28	2,450	2,012
•Mileage Plus Holdings LLC 7.31% (LIBOR03M + 5.25%) 6/21/27	2,150,000	2,119,900
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Organon & Co. 4.63% (LIBOR03M + 3.00%) 6/2/28	4,104,975	$ 3,942,500
•Pacific Gas & Electric Co. 4.69% (LIBOR01M + 3.00%) 6/23/25	1,813,430	1,705,530
•Pelican Products, Inc. 6.50% (LIBOR03M + 4.25%) 12/29/28	447,750	416,407
•Peraton Corp. 5.42% (LIBOR01M + 3.75%) 2/1/28	2,074,971	1,944,165
•Pilot Travel Centers LLC 3.63% (SOFR CME01M + 2.00%) 8/4/28	621,135	593,961
•PQ Corp. 3.74% (LIBOR03M + 2.50%) 6/9/28	693,000	660,949
•Pretium PKG Holdings, Inc. 5.04% (LIBOR01M + 4.00%) 10/2/28	490,717	440,114
•Prime Security Services Borrower LLC 3.66% (LIBOR01M + 2.75%) 9/23/26	816,650	760,677
•Quest Software U.S. Holdings, Inc. 8.72% (SOFRTE03M + 7.50%) 2/1/30	510,000	454,537
•RealPage, Inc. 4.67% (LIBOR01M + 3.00%) 4/24/28	1,185,000	1,092,665
•Reynolds Group Holdings, Inc. 4.92% (LIBOR01M + 3.25%) 2/5/26	901,275	838,754
•Ryan Specialty Group LLC 4.63% (SOFR CME01M + 3.00%) 9/1/27	1,129,875	1,084,680
•Sinclair Television Group, Inc. 5.38% (SOFR CME01M + 3.75%) 4/21/29	3,615,000	3,325,800
•SS&C European Holdings SARL 3.42% (LIBOR01M + 1.75%) 4/16/25	394,303	373,851
•SS&C Technologies, Inc. 3.42% (LIBOR01M + 1.75%) 4/16/25	485,722	460,528
•Standard Industries, Inc. 3.79% (LIBOR06M + 2.50%) 9/22/28	5,577,202	5,378,040
•Summit Materials Cos. I LLC 3.67% (LIBOR01M + 2.00%) 11/21/24	7	7
•TransDigm, Inc. 3.92% (LIBOR01M + 2.25%) 12/9/25	1,732,256	1,638,905
•Ultimate Software Group, Inc.
4.24% (LIBOR03M + 3.25%) 5/4/26	1,983,346	1,853,199

LVIP Delaware Diversified Income Fund–16

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Ultimate Software Group, Inc. (continued)
5.42% (LIBOR01M + 3.75%) 5/4/26	1,625,986	$ 1,532,703
•USI, Inc.
5.25% (LIBOR03M + 3.00%) 5/16/24	1,144,644	1,095,287
5.50% (LIBOR03M + 3.25%) 12/2/26	338,403	312,176
•Vertical U.S. Newco, Inc. 4.02% (LIBOR06M + 3.50%) 7/30/27	606,543	566,742
•ViaSat, Inc. 6.14% (SOFRTE01M + 4.50%) 3/2/29	4,810,000	4,467,287
•Vistra Operations Co. LLC 3.35% (LIBOR01M + 1.75%) 12/31/25	1,948,230	1,861,982
•White Cap Buyer LLC 5.28% (SOFRTE01M + 3.75%) 10/19/27	638,400	586,530
•Zekelman Industries, Inc. 4.18% (LIBOR03M + 2.00%) 1/24/27	540,508	503,348
Total Loan Agreements (Cost $97,494,424)		92,866,625
MUNICIPAL BONDS–0.76%
Commonwealth of Puerto Rico
^Series A 0.00% 7/1/24(GO)	450,324	412,140
^Series A 0.00% 7/1/33(GO)	1,126,605	632,797
Series A1 4.00% 7/1/33(GO)	875,438	802,104
Series A1 4.00% 7/1/35(GO)	786,902	704,720
Series A1 4.00% 7/1/37(GO)	675,370	597,524
Series A1 4.00% 7/1/41(GO)	918,244	794,284
Series A1 4.00% 7/1/46(GO)	954,962	801,206
Series A1 5.25% 7/1/23(GO)	488,883	497,742
Series A1 5.63% 7/1/27(GO)	966,163	1,027,770
Series A1 5.63% 7/1/29(GO)	950,489	1,020,595
Series A1 5.75% 7/1/31(GO)	923,203	1,008,197
Series CW 1.00% 11/1/43	4,349,147	2,163,701
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	7,457,848	6,600,195
South Carolina Public Service Authority Series D 4.77% 12/1/45	340,000	339,291
Total Municipal Bonds (Cost $18,443,655)		17,402,266
NON-AGENCY ASSET-BACKED SECURITIES–2.73%
American Tower Trust Series 13 2A 3.07% 3/15/48	3,070,000	3,055,542
•Apex Credit CLO Ltd. Series 2018-1A A2 2.21% (LIBOR03M + 1.03%) 4/25/31	6,200,000	6,018,383
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
φCiticorp Residential Mortgage Trust Series 2006-3 A5 4.76% 11/25/36	624,739	$ 601,278
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	9,000,000	7,728,863
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	14,850,000	12,943,839
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	240,000	222,083
•Galaxy XXI CLO Ltd. Series 2015-21A AR 2.08% (LIBOR03M + 1.02%) 4/20/31	3,000,000	2,928,984
GM Financial Automobile Leasing Trust Series 2021-1 B 0.54% 2/20/25	360,000	348,233
Hardee's Funding LLC Series 2018-1A A2II 4.96% 6/20/48	1,203,125	1,172,025
JPMorgan Chase Bank NA Series 2021-3 B 0.76% 2/26/29	1,715,751	1,657,969
•Man GLG U.S. CLO Series 2018-1A A1R 2.20% (LIBOR03M + 1.14%) 4/22/30	8,200,000	8,006,595
PFS Financing Corp. Series 2021-A A 0.71% 4/15/26	3,550,000	3,323,961
•Saranac CLO VII Ltd. Series 2014-2A A1AR 2.71% (LIBOR03M + 1.23%) 11/20/29	2,535,756	2,508,497
•Signal Peak CLO 5 Ltd. Series 2018-5A A 2.29% (LIBOR03M + 1.11%) 4/25/31	4,600,000	4,520,885
UNIFY Auto Receivables Trust Series 2021-1A A3 0.51% 6/16/25	3,174,883	3,115,749
•Venture 42 CLO Ltd. Series 2021-42A A1A 2.17% (LIBOR03M + 1.13%) 4/15/34	3,370,000	3,235,463
•Zais CLO 17 Ltd. Series 2021-17A A1A 2.39% (LIBOR03M + 1.33%) 10/20/33	1,500,000	1,460,010
Total Non-Agency Asset-Backed Securities (Cost $67,188,679)		62,848,359
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.10%
•Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	28,486	26,291

LVIP Delaware Diversified Income Fund–17

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R01 1M2 2.83% (SOFR30A + 1.90%) 12/25/41	2,600,000	$ 2,334,677
•Flagstar Mortgage Trust Series 2021-2 A6 2.50% 4/25/51	1,022,625	927,473
•GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ4 A8 2.50% 9/25/51	4,179,185	3,787,712
•GS Mortgage-Backed Securities Trust Series 2021-PJ7 A2 2.50% 1/25/52	4,323,231	3,684,372
•JP Morgan Mortgage Trust
Series 2014-2 B1 3.42% 6/25/29	218,218	199,277
Series 2014-2 B2 3.42% 6/25/29	81,567	73,379
Series 2015-4 B1 3.56% 6/25/45	673,591	633,548
Series 2015-4 B2 3.56% 6/25/45	483,229	437,402
Series 2016-4 B1 3.81% 10/25/46	402,219	383,550
Series 2016-4 B2 3.81% 10/25/46	740,033	682,447
Series 2017-1 B3 3.46% 1/25/47	1,542,823	1,425,659
Series 2017-2 A3 3.50% 5/25/47	135,035	127,274
Series 2020-2 A3 3.50% 7/25/50	214,287	203,104
Series 2020-5 A3 3.00% 12/25/50	1,750,525	1,611,691
Series 2020-7 A3 3.00% 1/25/51	827,825	755,139
Series 2021-1 A3 2.50% 6/25/51	1,486,481	1,268,677
Series 2021-10 A3 2.50% 12/25/51	2,909,120	2,481,048
Series 2021-11 A3 2.50% 1/25/52	8,067,209	6,880,132
Series 2021-13 B1 3.15% 4/25/52	3,234,565	2,621,683
•JP Morgan Trust
Series 2015-1 B2 2.17% 12/25/44	869,322	856,468
Series 2015-5 B2 2.35% 5/25/45	813,068	805,224
Series 2015-6 B1 3.53% 10/25/45	431,585	404,669
Series 2015-6 B2 3.53% 10/25/45	418,098	388,760
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 2.50% 12/25/50	768,771	$ 679,960
Series 2021-4 A3 2.50% 7/25/51	1,464,109	1,247,753
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	324,928	319,058
•RCKT Mortgage Trust
Series 2021-1 A1 2.50% 3/25/51	1,495,776	1,275,675
Series 2021-6 A1 2.50% 12/25/51	2,865,000	2,443,420
•Sequoia Mortgage Trust
Series 2015-1 B2 3.92% 1/25/45	303,158	296,953
Series 2015-2 B2 3.77% 5/25/45	2,839,807	2,761,082
Series 2017-5 B1 3.80% 8/25/47	3,273,831	3,155,210
Series 2020-4 A2 2.50% 11/25/50	1,042,363	915,040
•Towd Point Mortgage Trust
Series 2017-1 A1 2.75% 10/25/56	99,788	98,856
Series 2017-2 A1 2.75% 4/25/57	55,803	55,405
Series 2017-4 M1 3.25% 6/25/57	1,505,000	1,407,548
Series 2018-1 A1 3.00% 1/25/58	374,204	367,535
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 3.00% 12/25/49	336,897	311,711
Total Non-Agency Collateralized Mortgage Obligations (Cost $54,891,176)		48,334,862
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–9.18%
•Bank Series 2022-BNK40 B 3.51% 3/15/64	3,200,000	2,840,663
BANK
•Series 2017-BNK5 B 3.90% 6/15/60	1,500,000	1,400,862
Series 2017-BNK7 A5 3.44% 9/15/60	2,645,000	2,543,300
Series 2019-BN20 A3 3.01% 9/15/62	2,540,000	2,339,460
Series 2019-BN21 A5 2.85% 10/17/52	6,160,000	5,611,827
Series 2019-BN23 A3 2.92% 12/15/52	4,500,000	4,103,658
Series 2020-BN26 A4 2.40% 3/15/63	5,000,000	4,389,226

LVIP Delaware Diversified Income Fund–18

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BANK (continued)
Series 2022-BNK39 A4 2.93% 2/15/55	4,977,000	$ 4,459,866
•Series 2022-BNK39 B 3.35% 2/15/55	951,000	776,125
•Series 2022-BNK39 C 3.38% 2/15/55	1,426,000	1,145,357
•Series 2022-BNK41 A4 3.92% 4/15/65	2,250,000	2,159,926
Benchmark Mortgage Trust
Series 2020-B17 A5 2.29% 3/15/53	2,750,000	2,395,695
Series 2020-B19 A5 1.85% 9/15/53	5,190,000	4,361,404
Series 2020-B20 A5 2.03% 10/15/53	16,819,000	14,234,374
Series 2020-B21 A5 1.98% 12/17/53	2,450,000	2,056,978
Series 2020-B22 A5 1.97% 1/15/54	4,450,000	3,728,703
Series 2021-B24 A5 2.58% 3/15/54	4,435,000	3,890,056
Series 2021-B29 A5 2.39% 9/15/54	2,000,000	1,713,355
•Series 2022-B32 B 3.20% 1/15/55	3,150,000	2,705,877
•Series 2022-B32 C 3.57% 1/15/55	3,950,000	3,274,582
•Series 2022-B33 B 3.74% 3/15/55	1,600,000	1,411,420
•Series 2022-B33 C 3.74% 3/15/55	1,600,000	1,337,527
•BMO Mortgage Trust Series 2022-C1 A5 3.37% 2/15/55	1,400,000	1,284,139
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	5,060,000	4,805,418
Series 2019-CF2 A5 2.87% 11/15/52	6,500,000	5,912,403
Series 2019-CF3 A4 3.01% 1/15/53	3,650,000	3,321,491
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	11,497,976	11,099,296
Series 2019-CD8 A4 2.91% 8/15/57	2,650,000	2,408,718
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	5,695,000	5,591,474
Citigroup Commercial Mortgage Trust Series 2015-GC27 A5 3.14% 2/10/48	2,780,000	2,703,659
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	3,050,000	3,001,546
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
Series 2013-WWP A2 3.42% 3/10/31	2,540,000	$ 2,536,805
Series 2014-CR19 A5 3.80% 8/10/47	9,707,000	9,557,691
Series 2014-CR20 AM 3.94% 11/10/47	7,775,000	7,578,470
Series 2015-3BP A 3.18% 2/10/35	3,960,000	3,785,453
Series 2015-CR23 A4 3.50% 5/10/48	1,910,000	1,862,291
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	1,790,000	1,727,003
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.67% 3/10/50	2,980,000	2,898,505
Series 2017-GS6 A3 3.43% 5/10/50	4,410,000	4,266,862
Series 2019-GC39 A4 3.57% 5/10/52	820,000	780,679
Series 2019-GC42 A4 3.00% 9/1/52	13,750,000	12,657,281
Series 2020-GC47 A5 2.38% 5/12/53	6,020,000	5,230,947
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	2,445,000	2,391,487
Series 2015-JP1 A5 3.91% 1/15/49	1,590,000	1,569,433
Series 2016-JP2 A4 2.82% 8/15/49	4,995,000	4,741,680
Series 2016-JP2 AS 3.06% 8/15/49	3,095,000	2,879,775
JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.80% 8/15/48	3,124,652	3,055,239
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	2,080,000	1,996,828
Series 2017-C7 A5 3.41% 10/15/50	3,425,000	3,295,713
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	1,640,000	1,616,648
Series 2015-C26 A5 3.53% 10/15/48	1,970,000	1,935,895
Series 2016-C29 A4 3.33% 5/15/49	1,620,000	1,564,467
Morgan Stanley Capital I Trust
Series 2019-L3 A4 3.13% 11/15/52	2,400,000	2,206,394
Series 2020-HR8 A4 2.04% 7/15/53	8,415,000	7,121,289

LVIP Delaware Diversified Income Fund–19

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 3.65% 3/10/46		1,000,000	$ 988,046
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47		1,175,000	1,148,094
Series 2015-NXS3 A4 3.62% 9/15/57		1,250,000	1,229,110
Series 2016-BNK1 A3 2.65% 8/15/49		2,575,000	2,420,826
Series 2020-C58 A4 2.09% 7/15/53		1,540,000	1,291,000
WFRBS Commercial Mortgage Trust Series 2012-C10 A3 2.88% 12/15/45		3,605,000	3,589,852
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $234,529,056)			210,932,148
ΔSOVEREIGN BONDS–1.78%
Albania—0.01%
Albania Government International Bonds 3.50% 6/16/27	EUR	350,000	312,208
			312,208
Angola—0.03%
Angolan Government International Bonds
8.25% 5/9/28		306,000	253,490
8.25% 5/9/28		353,000	292,425
8.75% 4/14/32		200,000	159,330
			705,245
Argentina—0.02%
Argentina Government International Bonds
φ0.50% 7/9/30		1,460,820	342,831
1.00% 7/9/29		65,195	14,825
φ1.13% 7/9/35		318,160	68,523
			426,179
Azerbaijan—0.02%
Azerbaijan International Bonds 3.50% 9/1/32		563,000	448,738
			448,738
Bahrain—0.03%
Bahrain Government International Bonds 7.38% 5/14/30		600,000	591,408
			591,408
Brazil—0.20%
Brazil Government International Bonds
3.88% 6/12/30		709,000	593,810
4.75% 1/14/50		525,000	355,441
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Brazil (continued)
Brazil Notas do Tesouro Nacional 10.00% 1/1/27	BRL	22,000,000	$ 3,606,243
			4,555,494
Chile—0.12%
Bonos de la Tesoreria de la Republica en pesos 2.80% 10/1/33	CLP	2,950,000,000	2,301,453
Chile Government International Bonds 3.50% 1/25/50		701,000	535,473
			2,836,926
Colombia—0.07%
Colombia Government International Bonds
3.25% 4/22/32		1,421,000	1,026,795
4.13% 2/22/42		326,000	202,552
5.00% 6/15/45		442,000	295,388
5.20% 5/15/49		300,000	203,115
			1,727,850
Costa Rica—0.01%
Costa Rica Government International Bonds 5.63% 4/30/43		200,000	149,572
			149,572
Czech Republic—0.04%
Czech Republic Government Bonds 2.40% 9/17/25	CZK	24,130,000	921,433
			921,433
Dominican Republic—0.07%
Dominican Republic International Bonds
4.88% 9/23/32		1,475,000	1,134,919
5.30% 1/21/41		300,000	207,838
5.50% 2/22/29		200,000	173,848
			1,516,605
Ecuador—0.02%
Ecuador Government International Bonds
^0.00% 7/31/30		66,179	27,327
φ1.00% 7/31/35		612,686	295,348
φ5.00% 7/31/30		233,793	150,509
			473,184
Egypt—0.06%
Egypt Government International Bonds
5.75% 5/29/24		475,000	423,073
7.90% 2/21/48		616,000	351,120
8.70% 3/1/49		1,079,000	642,178
			1,416,371

LVIP Delaware Diversified Income Fund–20

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
El Salvador—0.01%
El Salvador Government International Bonds 7.12% 1/20/50		609,000	$ 188,832
			188,832
Gabon—0.01%
Gabon Government International Bonds 6.63% 2/6/31		275,000	202,774
			202,774
Ghana—0.01%
Ghana Government International Bonds 7.88% 3/26/27		456,000	263,240
			263,240
Guatemala—0.02%
Guatemala Government Bonds 4.88% 2/13/28		387,000	360,902
			360,902
Hungary—0.03%
Hungary Government Bonds 5.50% 6/24/25	HUF	322,330,000	788,926
			788,926
Indonesia—0.13%
Indonesia Government International Bonds 4.63% 4/15/43		230,000	208,553
Indonesia Treasury Bonds 6.13% 5/15/28	IDR	39,599,000,000	2,596,961
Perusahaan Penerbit SBSN Indonesia III 3.55% 6/9/51		200,000	155,837
			2,961,351
Ivory Coast—0.05%
Ivory Coast Government International Bonds
4.88% 1/30/32	EUR	200,000	150,297
6.13% 6/15/33		1,182,000	924,631
			1,074,928
Jordan—0.01%
Jordan Government International Bonds 5.75% 1/31/27		244,000	213,805
			213,805
Kazakhstan—0.02%
Kazakhstan Government International Bonds 6.50% 7/21/45		450,000	451,692
			451,692
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Kenya—0.02%
Kenya Government International Bonds
6.30% 1/23/34		200,000	$ 124,228
8.00% 5/22/32		400,000	282,760
			406,988
Macedonia—0.01%
North Macedonia Government International Bonds 3.68% 6/3/26	EUR	250,000	232,664
			232,664
Mexico—0.04%
Mexico Government International Bonds 3.50% 2/12/34		1,232,000	1,017,619
			1,017,619
Mongolia—0.01%
Mongolia Government International Bonds 3.50% 7/7/27		300,000	242,232
			242,232
Morocco—0.02%
Morocco Government International Bonds
1.38% 3/30/26	EUR	300,000	275,128
2.38% 12/15/27		200,000	161,310
			436,438
Nigeria—0.04%
Nigeria Government International Bonds
7.14% 2/23/30		400,000	282,000
7.88% 2/16/32		652,000	452,162
8.38% 3/24/29		250,000	189,687
			923,849
Oman—0.02%
Oman Government International Bonds 6.75% 1/17/48		630,000	541,989
			541,989
Pakistan—0.01%
Pakistan Government International Bonds 7.38% 4/8/31		200,000	125,652
			125,652
Panama—0.07%
Panama Bonos del Tesoro 3.36% 6/30/31		200,000	175,800
Panama Government International Bonds 3.75% 4/17/26		1,411,000	1,368,670
			1,544,470

LVIP Delaware Diversified Income Fund–21

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Paraguay—0.05%
Paraguay Government International Bonds
2.74% 1/29/33		524,000	$ 389,156
4.95% 4/28/31		500,000	461,494
5.40% 3/30/50		445,000	344,899
			1,195,549
Peru—0.06%
Peruvian Government International Bonds
2.39% 1/23/26		596,000	553,525
2.84% 6/20/30		644,000	560,203
5.63% 11/18/50		182,000	188,335
			1,302,063
Philippines—0.04%
Philippines Government International Bonds 3.23% 3/29/27		950,000	920,708
			920,708
Poland—0.04%
Poland Government Bonds 2.50% 4/25/24	PLN	4,420,000	904,535
			904,535
Qatar—0.07%
Qatar Government International Bonds
4.00% 3/14/29		675,000	680,252
4.40% 4/16/50		869,000	827,863
			1,508,115
Romania—0.01%
Romania Government International Bonds
2.63% 12/2/40	EUR	114,000	69,344
3.38% 1/28/50	EUR	214,000	132,413
			201,757
Russia—0.02%
πRussia Foreign Bonds - Eurobond
4.25% 6/23/27		1,400,000	369,600
5.25% 6/23/47		400,000	105,600
			475,200
Saudi Arabia—0.04%
Saudi Government International Bonds
3.25% 11/17/51		380,000	285,825
3.63% 3/4/28		730,000	719,838
			1,005,663
Senegal—0.02%
Senegal Government International Bonds 6.75% 3/13/48		873,000	553,307
			553,307
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Serbia—0.02%
Serbia International Bonds 3.13% 5/15/27	EUR	400,000	$ 366,257
			366,257
South Africa—0.02%
South Africa Government International Bonds
4.85% 9/30/29		296,000	252,340
5.75% 9/30/49		413,000	281,670
			534,010
Sri Lanka—0.01%
Sri Lanka Government International Bonds
6.20% 5/11/27		742,000	233,964
7.55% 3/28/30		200,000	63,272
			297,236
Trinidad And Tobago—0.01%
Trinidad & Tobago Government International Bonds 4.50% 6/26/30		250,000	217,487
			217,487
Turkey—0.05%
Hazine Mustesarligi Varlik Kiralama AS 5.13% 6/22/26		350,000	311,220
Turkey Government International Bonds 7.63% 4/26/29		922,000	775,752
			1,086,972
Ukraine—0.02%
πUkraine Government International Bonds 7.75% 9/1/26		1,434,000	372,840
			372,840
Uruguay—0.02%
Uruguay Government International Bonds 4.38% 1/23/31		563,110	568,917
			568,917
Uzbekistan—0.05%
Republic of Uzbekistan International Bond
4.75% 11/16/28		380,000	299,634
5.38% 2/20/29		1,094,000	961,866
			1,261,500
Total Sovereign Bonds (Cost $53,687,335)			40,831,680
SUPRANATIONAL BANKS–0.04%
Antofagasta PLC 5.63% 5/13/32		655,000	631,256

LVIP Delaware Diversified Income Fund–22

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Banque Ouest Africaine de Developpement 2.75% 1/22/33	EUR	300,000	$ 249,572
Total Supranational Banks (Cost $1,005,185)			880,828
U.S. TREASURY OBLIGATIONS–6.23%
U.S. Treasury Bonds
1.75% 8/15/41		19,200,000	14,604,750
2.25% 8/15/46		46,325,000	37,353,150
2.25% 2/15/52		5,935,000	4,884,320
2.88% 5/15/52		28,140,000	26,579,109
U.S. Treasury Notes
2.50% 5/31/24		7,895,000	7,823,760
2.63% 5/31/27		9,125,000	8,952,480
2.88% 5/15/32		32,380,000	32,015,725
^U.S. Treasury Strip Principal 0.00% 5/15/44		23,660,000	10,979,494
Total U.S. Treasury Obligations (Cost $158,944,358)			143,192,788

	Number of Shares
COMMON STOCK–0.03%
†Grupo Aeromexico SAB de CV	74,288	797,942
Total Common Stock (Cost $1,214,271)		797,942

	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED–0.01%
Over-The-Counter–0.01%
Put Options–0.01%
GBP vs JPY Strike price JPY148.00, expiration date 8/23/22, notional amount JPY6,779,140,000 JPMC	45,805,000	$ 111,517
AUD vs JPY Strike price JPY78.00, expiration date 8/23/22, notional amount JPY5,954,520,000 JPMC	76,340,000	52,694
		164,211
Total Options Purchased (Cost $1,603,851)		164,211

	Number of Shares
MONEY MARKET FUND–5.52%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	126,944,817	126,944,817
Total Money Market Fund (Cost $126,944,817)		126,944,817

TOTAL INVESTMENTS–100.50% (Cost $2,605,467,823)	2,310,177,807

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN –(0.00)%
Over-The-Counter–(0.00)%
Put Options Written–(0.00)%
AUD vs JPY Strike price JPY72.00, expiration date 8/23/22, notional amount JPY5,496,480,000 JPMC	(76,340,000)	(21,078)
GBP vs JPY Strike price JPY140.00, expiration date 8/23/22, notional amount JPY6,412,700,000 JPMC	(45,805,000)	(33,455)
		(54,533)
Total Options Written (Premium received $(591,353))		(54,533)

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.50%)	(11,471,597)
NET ASSETS APPLICABLE TO 250,231,382 SHARES OUTSTANDING–100.00%	$2,298,651,677
NET ASSET VALUE PER SHARE–LVIP DELAWARE DIVERSIFIED INCOME FUND STANDARD CLASS ($326,677,574 / 35,365,880 Shares)	$9.237
NET ASSET VALUE PER SHARE–LVIP DELAWARE DIVERSIFIED INCOME FUND SERVICE CLASS ($1,971,974,103 / 214,865,502 Shares)	$9.178
LVIP Delaware Diversified Income Fund–23

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$2,608,502,931
Distributable earnings/(accumulated loss)	(309,851,254)
TOTAL NET ASSETS	$2,298,651,677

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
@ PIK. 100% of the income received was in the form of additional par.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2022.
Δ Securities have been classified by country of origin.
† Non-income producing.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2022, the aggregate value of restricted securities was $3,115,072, which represented 0.14% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Kernel Holding SA	10/10/2019	$ 851,970	$ 390,614
Metinvest BV	10/1/2019	537,397	337,900
MHP Lux SA	9/12/2019	777,840	390,773
Phosagro OAO Via Phosagro Bond Funding DAC	1/17/2018	715,090	201,982
Russia Foreign Bonds - Eurobond	6/21/2017	1,377,302	369,600
Russia Foreign Bonds - Eurobond	6/22/2017	439,131	105,600
State Agency of Roads of Ukraine	6/18/2021	837,287	212,563
Ukraine Government International Bonds	10/16/2015	1,460,255	372,840
VEON Holdings BV	11/18/2020	1,449,880	733,200
Total		$8,446,152	$3,115,072

★ Includes $3,573,000 cash collateral held at broker for futures contracts, $219,382 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $1,141,381 variation margin due from broker on futures contracts, $51,041,842 payable for securities purchased, $3,720,354 payable for fund shares redeemed, $334,000 other accrued expenses payable and $1,687,327 due to manager and affiliates as of June 30, 2022.
LVIP Delaware Diversified Income Fund–24

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2022:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	EUR	(7,235,000)	USD	7,580,037	8/19/22	$ —	$(28,854)
JPMC	EUR	(1,100,000)	USD	1,164,775	8/19/22	7,929	—
JPMC	EUR	(2,013,000)	USD	2,125,174	9/9/22	4,909	—
TDB	EUR	(4,824,540)	USD	5,117,536	8/19/22	43,673	—
Total Foreign Currency Exchange Contracts						$56,511	$(28,854)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(316)	U.S. Treasury 10 yr Notes	$ (37,455,875)	$ (37,445,279)	9/21/22	$ —	$ (10,596)
(545)	U.S. Treasury 10 yr Ultra Notes	(69,419,375)	(69,826,101)	9/21/22	406,726	—
176	U.S. Treasury 10 yr Ultra Notes	24,398,000	24,527,642	9/21/22	—	(129,642)
90	U.S. Treasury 10 yr Ultra Notes	13,890,938	13,747,171	9/21/22	143,767	—
215	U.S. Treasury 3 yr Notes	46,426,562	46,626,312	9/30/22	—	(199,750)
1,506	U.S. Treasury 5 yr Notes	169,048,500	169,594,289	9/30/22	—	(545,789)
Total Futures Contracts					$550,493	$(885,777)
Swap Contracts1
Credit Default Swap (CDS) Contracts
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
JPMC Federative Republic of Brazil 4.25% 6/20/26-Quarterly	4,754,000	(1.00%)	6/20/26	$254,379	$119,743	$134,636	$—
Protection Sold
JPMC United Mexican States 4.15% 6/20/26-Quarterly	3,900,000	(1.00%)	6/20/26	71,100	(4,498)	75,597	—
Total CDS Contracts					$115,245	$210,233	$0
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures from the date the contracts were opened through June 30, 2022.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
USD–United States Dollar
BB–Barclays Bank
LVIP Delaware Diversified Income Fund–25

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
BMO–Bank of Montreal
BRL–Brazilian Real
CLO–Collateralized Loan Obligation
CLP–Chilean Peso
CZK–Czech Koruna
DB-JPM–Deutsche Bank JPMorgan
EUR–Euro
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GO–Government Obligation
GS–Goldman Sachs
HUF–Hungarian Forint
IDR–Indonesia Rupiah
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPMC–JPMorgan Chase
JPM-DB–JPMorgan Deutsche Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
PJSC–Public Joint Stock Company
PLN–Polish Zloty
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SBSN–Surat Berharga Syariah Negara
SOFR–Secured Overnight Financing Rate
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE01M–1 Month Term Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
SOFRTE06M–6 Month Term Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TBA–To be announced
TDB–Toronto-Dominion Bank
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Income Fund–26

LVIP Delaware Diversified Income Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Interest	$ 41,804,738
Foreign taxes withheld	(20,197)
41,784,541
EXPENSES:
Management fees	7,275,684
Distribution fees-Service Class	3,250,174
Shareholder servicing fees	365,128
Accounting and administration expenses	237,674
Professional fees	70,327
Custodian fees	65,499
Pricing fees	43,118
Trustees’ fees and expenses	39,834
Reports and statements to shareholders	22,759
Consulting fees	1,961
Other	19,371
11,391,529
Less:
Expenses reimbursed	(1,342,418)
Total operating expenses	10,049,111
NET INVESTMENT INCOME	31,735,430
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(52,635,201)
Foreign currencies	(431,928)
Foreign currency exchange contracts	3,201,347
Futures contracts	74,164
Options written	223,505
Swap contracts	876,381
Net realized loss	(48,691,732)
Net change in unrealized appreciation (depreciation) of:
Investments	(322,557,426)
Foreign currencies	(39,973)
Foreign currency exchange contracts	187,308
Futures contracts	(200,123)
Options purchased	(1,439,640)
Options written	536,820
Swap contracts	173,291
Net change in unrealized appreciation (depreciation)	(323,339,743)
NET REALIZED AND UNREALIZED LOSS	(372,031,475)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(340,296,045)
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Income Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 31,735,430	$ 56,581,735
Net realized gain (loss)	(48,691,732)	11,110,306
Net change in unrealized appreciation (depreciation)	(323,339,743)	(111,057,843)
Net decrease in net assets resulting from operations	(340,296,045)	(43,365,802)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(30,250,374)
Service Class	—	(175,401,553)
Return of capital:
Standard Class	—	(55,583)
Service Class	—	(341,438)
	—	(206,048,948)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	18,706,530	61,470,966
Service Class	49,507,482	281,547,227
Reinvestment of dividends and distributions:
Standard Class	—	30,305,957
Service Class	—	175,742,991
	68,214,012	549,067,141
Cost of shares redeemed:
Standard Class	(31,053,760)	(56,989,714)
Service Class	(197,313,741)	(192,770,529)
	(228,367,501)	(249,760,243)
Increase (decrease) in net assets derived from capital share transactions	(160,153,489)	299,306,898
NET INCREASE (DECREASE) IN NET ASSETS	(500,449,534)	49,892,148
NET ASSETS:
Beginning of period	2,799,101,211	2,749,209,063
End of period	$2,298,651,677	$2,799,101,211
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Income Fund–27

LVIP Delaware Diversified Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Diversified Income Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]	12/31/17 [2]
Net asset value, beginning of period	$ 10.533	$ 11.560	$ 10.710	$ 9.990	$ 10.540	$ 10.290
Income (loss) from investment operations:
Net investment income[3]	0.135	0.247	0.270	0.310	0.340	0.340
Net realized and unrealized gain (loss)	(1.431)	(0.402)	0.890	0.710	(0.560)	0.190
Total from investment operations	(1.296)	(0.155)	1.160	1.020	(0.220)	0.530
Less dividends and distributions from:
Net investment income	—	(0.553)	(0.310)	(0.300)	(0.330)	(0.280)
Net realized gain	—	(0.318)	—	—	—	—
Return of capital	—	(0.001)	—	—	—	—
Total dividends and distributions	—	(0.872)	(0.310)	(0.300)	(0.330)	(0.280)
Net asset value, end of period	$ 9.237	$ 10.533	$ 11.560	$ 10.710	$ 9.990	$ 10.540
Total return[4]	(12.30%)	(1.30%)	11.04%	10.43% [5]	(2.12%)	5.22%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 326,678	$385,982	$386,607	$ 348,697	$323,184	$333,226
Ratio of expenses to average net assets	0.54%	0.56%	0.60%	0.62%	0.65%	0.66%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.63%	0.64%	0.64%	0.65%	0.66%
Ratio of net investment income to average net assets	2.78%	2.26%	2.42%	2.92%	3.38%	3.22%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.67%	2.19%	2.38%	2.90%	3.38%	3.22%
Portfolio turnover	62%	280%	132%	171%	143%	145%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Diversified Income Series.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.13% lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Income Fund–28

LVIP Delaware Diversified Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Diversified Income Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]	12/31/17 [2]
Net asset value, beginning of period	$ 10.481	$ 11.470	$ 10.630	$ 9.920	$ 10.460	$ 10.220
Income (loss) from investment operations:
Net investment income[3]	0.120	0.213	0.230	0.270	0.310	0.310
Net realized and unrealized gain (loss)	(1.423)	(0.403)	0.880	0.710	(0.550)	0.180
Total from investment operations	(1.303)	(0.190)	1.110	0.980	(0.240)	0.490
Less dividends and distributions from:
Net investment income	—	(0.480)	(0.270)	(0.270)	(0.300)	(0.250)
Net realized gain	—	(0.318)	—	—	—	—
Return of capital	—	(0.001)	—	—	—	—
Total dividends and distributions	—	(0.799)	(0.270)	(0.270)	(0.300)	(0.250)
Net asset value, end of period	$ 9.178	$ 10.481	$ 11.470	$ 10.630	$ 9.920	$ 10.460
Total return[4]	(12.43%)	(1.62%)	10.69%	10.08% [5]	(2.29%)	4.89%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,971,974	$2,413,119	$2,362,602	$2,199,174	$2,033,837	$2,185,214
Ratio of expenses to average net assets	0.84%	0.86%	0.90%	0.92%	0.93%	0.91%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.95%	0.93%	0.94%	0.94%	0.95%	0.96%
Ratio of net investment income to average net assets	2.48%	1.96%	2.12%	2.62%	3.10%	2.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.37%	1.89%	2.08%	2.60%	3.08%	2.92%
Portfolio turnover	62%	280%	132%	171%	143%	145%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Diversified Income Series.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.13% lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Income Fund–29

LVIP Delaware Diversified Income Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Diversified Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the Delaware VIP Diversified Income Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The Fund commenced on May 1, 2021. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Standard Class shares and Service Class shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek maximum long-term total return, consistent with reasonable risk.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Non exchange-traded options are valued at the last reported sale price.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP Delaware Diversified Income Fund–30

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2022, the value and cost of foreign currency held by the LVIP Delaware Diversified Income Fund is $1,160,668 and $1,191,805 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.54% of the Fund’s average daily net assets for the Standard Class and 0.84% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2024	Total
LIAC	$ 1,633,948	$ 1,633,948
LVIP Delaware Diversified Income Fund–31

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$86,462
Legal	15,435
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $16,239 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 219,382
Management fees payable to LIAC	1,119,681
Distribution fees payable to LFD	495,620
Printing and mailing fees payable to Lincoln Life	16,239
Shareholder servicing fees payable to Lincoln Life	55,787
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$821,156,252
Purchases of U.S. government securities	761,223,644
Sales other than U.S. government securities	784,538,667
Sales of U.S. government securities	902,142,356
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$2,605,467,823
Aggregate unrealized appreciation of investments and derivatives	$ 4,298,076
Aggregate unrealized depreciation of investments and derivatives	(299,148,666)
Net unrealized appreciation of investments and derivatives	$ (294,850,590)
LVIP Delaware Diversified Income Fund–32

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$ 61,979,166	$—	$ 61,979,166
Agency Commercial Mortgage-Backed Securities	—	7,468,356	—	7,468,356
Agency Mortgage-Backed Securities	—	435,009,806	—	435,009,806
Agency Obligations	—	1,335,982	—	1,335,982
Convertible Bonds	—	7,808,214	—	7,808,214
Corporate Bonds
Aerospace & Defense	—	15,560,032	—	15,560,032
Agriculture	—	4,930,558	—	4,930,558
Airlines	—	46,156,350	—	46,156,350
Auto Manufacturers	—	26,795,837	—	26,795,837
Auto Parts & Equipment	—	6,776,620	—	6,776,620
Banks	—	230,593,395	—	230,593,395
Beverages	—	6,913,589	—	6,913,589
Biotechnology	—	25,190,074	—	25,190,074
Building Materials	—	6,552,925	—	6,552,925
Chemicals	—	28,334,393	—	28,334,393
Coal	—	1,076,532	—	1,076,532
Commercial Services	—	26,227,145	—	26,227,145
Computers	—	1,856,761	—	1,856,761
Cosmetics & Personal Care	—	563,200	—	563,200
Diversified Financial Services	—	51,221,962	—	51,221,962
Electric	—	89,647,301	—	89,647,301
LVIP Delaware Diversified Income Fund–33

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Energy-Alternate Sources	$ —	$ 4,239,984	$—	$ 4,239,984
Engineering & Construction	—	8,471,563	—	8,471,563
Entertainment	—	5,710,229	—	5,710,229
Food	—	5,819,362	—	5,819,362
Forest Products & Paper	—	6,195,753	—	6,195,753
Gas	—	770,659	—	770,659
Health Care Products	—	2,541,171	—	2,541,171
Health Care Services	—	12,667,590	—	12,667,590
Holding Companies-Diversified	—	724,133	—	724,133
Housewares	—	933,135	—	933,135
Insurance	—	35,817,030	—	35,817,030
Internet	—	7,687,637	—	7,687,637
Investment Company	—	639,975	—	639,975
Iron & Steel	—	2,513,617	—	2,513,617
Leisure Time	—	5,160,289	—	5,160,289
Lodging	—	9,853,079	—	9,853,079
Machinery Construction & Mining	—	45,253	—	45,253
Machinery Diversified	—	2,129,491	—	2,129,491
Media	—	46,055,455	—	46,055,455
Mining	—	21,428,312	—	21,428,312
Miscellaneous Manufacturing	—	5,814,115	—	5,814,115
Office Business Equipment	—	5,941,917	—	5,941,917
Oil & Gas	—	51,289,340	—	51,289,340
Oil & Gas Services	—	892,092	—	892,092
Packaging & Containers	—	1,790,512	—	1,790,512
Pharmaceuticals	—	41,945,463	—	41,945,463
Pipelines	—	56,216,199	—	56,216,199
Real Estate	—	2,585,007	—	2,585,007
Real Estate Investment Trusts	—	17,604,268	—	17,604,268
Retail	—	7,703,998	—	7,703,998
Semiconductors	—	20,754,979	—	20,754,979
Software	—	4,914,002	—	4,914,002
Telecommunications	—	70,914,414	—*	70,914,414
Transportation	—	10,469,349	—	10,469,349
Trucking & Leasing	—	280,997	—	280,997
Water	—	4,462,714	—	4,462,714
Loan Agreements	—	92,866,625	—	92,866,625
Municipal Bonds	—	17,402,266	—	17,402,266
Non-Agency Asset-Backed Securities	—	62,848,359	—	62,848,359
Non-Agency Collateralized Mortgage Obligations	—	48,334,862	—	48,334,862
Non-Agency Commercial Mortgage-Backed Securities	—	210,932,148	—	210,932,148
Sovereign Bonds	—	40,831,680	—	40,831,680
Supranational Banks	—	880,828	—	880,828
U.S. Treasury Obligations	—	143,192,788	—	143,192,788
Common Stock	797,942	—	—	797,942
Options Purchased	—	164,211	—	164,211
LVIP Delaware Diversified Income Fund–34

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Money Market Fund	$126,944,817	$ —	$—	$ 126,944,817
Total Investments	$127,742,759	$2,182,435,048	$—	$2,310,177,807
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$ 56,511	$—	$ 56,511
Futures Contracts	$ 550,493	$ —	$—	$ 550,493
Swap Contracts	$ —	$210,233	$—	$ 210,233
Liabilities:
Foreign Currency Exchange Contract	$ —	$ (28,854)	$—	$ (28,854)
Futures Contracts	$(885,777)	$ —	$—	$(885,777)
Options Written	$ —	$ (54,533)	$—	$ (54,533)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2022, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	1,911,543	5,616,580
Service Class	5,056,119	25,616,446
Shares reinvested:
Standard Class	—	2,852,754
Service Class	—	16,642,806
	6,967,662	50,728,586
Shares redeemed:
Standard Class	(3,190,279)	(5,254,413)
Service Class	(20,427,081)	(17,988,288)
	(23,617,360)	(23,242,701)
Net increase (decrease)	(16,649,698)	27,485,885
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to
LVIP Delaware Diversified Income Fund–35

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2022, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2022, the Fund posted $3,573,000 cash collateral for futures contracts.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Options Contracts–During the six months ended June 30, 2022, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2022, the Fund used options contracts to adjust the Fund's overall exposure to certain markets and to purchase the underlying security for the Fund at a price lower than the current market value of the security by selling put options.
Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
LVIP Delaware Diversified Income Fund–36

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2022, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the Statement of Net Assets, at June 30, 2022, the notional value of the protection sold was USD 3,900,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. At June 30, 2022, net unrealized appreciation of the protection sold was $75,597.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2022, the Fund used CDS contracts to hedge against credit events..
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
LVIP Delaware Diversified Income Fund–37

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$ 56,511	Liabilities net of receivables and other assets	$ (28,854)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	550,493	Liabilities net of receivables and other assets	(885,777)
Options purchased (Currency contracts)	Liabilities net of receivables and other assets	164,211	Liabilities net of receivables and other assets	—
Options written (Currency contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(54,533)
Swap contracts (Credit contracts)	Liabilities net of receivables and other assets	210,233	Liabilities net of receivables and other assets	—
Total		$981,448		$(969,164)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$3,201,347	$ 187,308
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	74,164	(200,123)
Options purchased (Currency contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	—	(1,439,640)
Options written (Currency contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	—	536,820
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	223,505	—
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	876,381	173,291
Total		$4,375,397	$ (742,344)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$12,682,285	$51,313,846
Futures contracts (average notional value)	215,659,345	97,133,580
Options contracts (average value)	138,439	51,931
CDS contracts (average notional value)*	6,982,571	1,671,429

LVIP Delaware Diversified Income Fund–38

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
*Long represents buying protection and short represents selling protection.
At June 30, 2022, the Fund received cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
JPMorgan Chase Bank	$309,950
Total	$309,950
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2022, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$387,282	$(83,387)	$303,895
Toronto Dominion Bank	43,673	—	43,673
Total	$430,955	$(83,387)	$347,568

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
JPMorgan Chase Bank	$303,895	$—	$(303,895)	$—	$—	$ —
Toronto Dominion Bank	43,673	—	—	—	—	43,673
Total	$347,568	$—	$(303,895)	$—	$—	$43,673

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government
LVIP Delaware Diversified Income Fund–39

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
10. Change in Independent Registered Public Accounting Firm
On March 4, 2022, the Audit Committee recommended, and on March 7-8, 2022, the Trust's Board of Trustees approved, the decision to engage Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the Lincoln Variable Insurance Products Trust (the "Trust"), on behalf of LVIP Delaware Diversified Income Fund, LVIP Delaware Limited-Term Diversified Income Fund, LVIP Delaware REIT Fund, LVIP
LVIP Delaware Diversified Income Fund–40

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 10. Change in Independent Registered Public Accounting Firm (continued)
Delaware SMID Cap Core Fund, LVIP Delaware U.S. Growth Fund, LVIP Delaware Value Fund and LVIP Delaware High Yield Fund for the fiscal year ended December 31, 2022. The selection of EY does not reflect any disagreements with or dissatisfaction by the Trust or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, Tait, Weller & Baker, LLP.
11. Subsequent Events
Ernst & Young serves as independent registered public accounting firm for the fiscal year ending December 31,2022.
LVIP Delaware Diversified Income Fund–41

LVIP Delaware Diversified Income Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Diversified Income Fund–42

LVIP Delaware High Yield Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Delaware High Yield Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware High Yield Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$860.50	0.74%	$3.41
Service Class Shares	1,000.00	859.40	1.04%	4.79
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.10	0.74%	$3.71
Service Class Shares	1,000.00	1,019.60	1.04%	5.21

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware High Yield Fund–1

LVIP Delaware High Yield Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Convertible Bond	0.14%
Corporate Bonds	85.87%
Advertising	0.66%
Aerospace & Defense	0.99%
Airlines	0.63%
Auto Manufacturers	1.67%
Auto Parts & Equipment	0.50%
Banks	2.58%
Building Materials	0.24%
Chemicals	1.75%
Commercial Services	3.58%
Computers	0.77%
Diversified Financial Services	5.13%
Electric	2.55%
Electronics	1.11%
Entertainment	1.68%
Environmental Control	0.46%
Food	0.91%
Forest Products & Paper	0.27%
Health Care Products	1.91%
Health Care Services	5.28%
Home Builders	0.64%
Insurance	1.81%
Internet	1.19%
Iron & Steel	0.49%
Leisure Time	2.87%
Lodging	0.56%
Machinery Construction & Mining	0.59%
Machinery Diversified	0.61%
Media	8.13%
Metal Fabricate & Hardware	0.82%
Mining	3.15%
Oil & Gas	7.87%
Oil & Gas Services	0.33%
Packaging & Containers	0.64%
Pharmaceuticals	1.72%
Pipelines	4.55%
Real Estate Investment Trusts	0.88%
Retail	4.69%
Semiconductors	0.75%
Software	2.72%
Telecommunications	7.42%
Transportation	0.77%
Loan Agreements	7.71%
Municipal Bond	0.58%
Security Type/Sector	Percentage of Net Assets
Money Market Fund	5.58%
Total Investments	99.88%
Receivables and Other Assets Net of Liabilities	0.12%
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
BBB	6.86%
BB	47.63%
B	28.79%
CCC	13.42%
Non-Rated	3.30%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Delaware High Yield Fund–2

LVIP Delaware High Yield Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BOND–0.14%
Spirit Airlines, Inc. 1.00% exercise price $1.00, maturity date 5/15/26	245,000	$ 220,867
Total Convertible Bond (Cost $215,736)		220,867
CORPORATE BONDS–85.87%
Advertising–0.66%
CMG Media Corp. 8.88% 12/15/27	1,290,000	1,019,113
		1,019,113
Aerospace & Defense–0.99%
TransDigm, Inc. 4.63% 1/15/29	1,915,000	1,541,613
		1,541,613
Airlines–0.63%
Delta Air Lines, Inc. 7.38% 1/15/26	459,000	458,288
Grupo Aeromexico SAB de CV 8.50% 3/17/27	535,000	514,468
		972,756
Auto Manufacturers–1.67%
Allison Transmission, Inc. 5.88% 6/1/29	785,000	730,050
Ford Motor Credit Co. LLC
3.38% 11/13/25	505,000	454,737
4.13% 8/17/27	560,000	493,080
4.54% 8/1/26	510,000	466,559
5.58% 3/18/24	460,000	457,700
		2,602,126
Auto Parts & Equipment–0.50%
Goodyear Tire & Rubber Co. 5.25% 7/15/31	975,000	783,656
		783,656
Banks–2.58%
μBarclays PLC 6.13% 12/15/25	915,000	849,557
μDeutsche Bank AG 6.00% 10/30/25	800,000	690,000
Popular, Inc. 6.13% 9/14/23	1,476,000	1,486,856
μSVB Financial Group 4.10% 2/15/31	1,425,000	979,993
		4,006,406
Building Materials–0.24%
CP Atlas Buyer, Inc. 7.00% 12/1/28	525,000	379,145
		379,145
Chemicals–1.75%
Chemours Co. 5.75% 11/15/28	1,445,000	1,231,473
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
INEOS Quattro Finance 2 Plc 3.38% 1/15/26	995,000	$ 835,541
Vibrantz Technologies, Inc. 9.00% 2/15/30	930,000	655,580
		2,722,594
Commercial Services–3.58%
ADT Security Corp. 4.13% 8/1/29	970,000	787,218
Ahern Rentals, Inc. 7.38% 5/15/23	470,000	361,900
Gartner, Inc. 4.50% 7/1/28	765,000	702,427
NESCO Holdings II, Inc. 5.50% 4/15/29	920,000	770,500
Nielsen Finance LLC/Nielsen Finance Co.
4.50% 7/15/29	250,000	225,846
4.75% 7/15/31	1,340,000	1,205,434
PECF USS Intermediate Holding III Corp. 8.00% 11/15/29	280,000	221,900
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26	540,000	503,550
Sotheby's/Bidfair Holdings, Inc. 5.88% 6/1/29	925,000	793,945
		5,572,720
Computers–0.77%
NCR Corp.
5.00% 10/1/28	460,000	390,032
5.25% 10/1/30	935,000	806,438
		1,196,470
Diversified Financial Services–5.13%
μAerCap Holdings NV 5.88% 10/10/79	1,180,000	1,010,820
μAir Lease Corp. 4.65% 6/15/26	905,000	751,502
Ally Financial, Inc. 8.00% 11/1/31	770,000	855,982
Castlelake Aviation Finance DAC 5.00% 4/15/27	1,470,000	1,220,322
Hightower Holding LLC 6.75% 4/15/29	610,000	458,653
Midcap Financial Issuer Trust 6.50% 5/1/28	1,430,000	1,229,800
NFP Corp. 6.88% 8/15/28	1,045,000	862,167
VistaJet Malta Finance PLC/XO Management Holding, Inc. 6.38% 2/1/30	1,995,000	1,596,000
		7,985,246
Electric–2.55%
Calpine Corp.
4.63% 2/1/29	320,000	266,326
LVIP Delaware High Yield Fund–3

LVIP Delaware High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Calpine Corp. (continued)
5.00% 2/1/31	1,005,000	$ 812,472
5.13% 3/15/28	565,000	497,370
PG&E Corp. 5.25% 7/1/30	490,000	403,113
μVistra Corp.
7.00% 12/15/26	1,390,000	1,261,425
8.00% 10/15/26	760,000	731,500
		3,972,206
Electronics–1.11%
II-VI, Inc. 5.00% 12/15/29	970,000	846,325
Sensata Technologies BV 4.00% 4/15/29	1,030,000	873,522
		1,719,847
Entertainment–1.68%
Caesars Entertainment, Inc.
6.25% 7/1/25	575,000	554,145
8.13% 7/1/27	470,000	454,138
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63% 3/1/30	955,000	811,750
Scientific Games International, Inc. 7.25% 11/15/29	840,000	787,760
		2,607,793
Environmental Control–0.46%
Madison IAQ LLC 5.88% 6/30/29	935,000	716,509
		716,509
Food–0.91%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.50% 1/15/30	525,000	496,807
6.50% 4/15/29	115,000	115,690
Pilgrim's Pride Corp. 4.25% 4/15/31	965,000	805,273
		1,417,770
Forest Products & Paper–0.27%
Domtar Corp. 6.75% 10/1/28	439,000	412,394
		412,394
Health Care Products–1.91%
Avantor Funding, Inc. 3.88% 11/1/29	2,630,000	2,300,330
Medline Borrower LP 3.88% 4/1/29	795,000	677,109
		2,977,439
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services–5.28%
CHS/Community Health Systems, Inc.
4.75% 2/15/31	955,000	$ 699,202
8.00% 3/15/26	480,000	437,131
DaVita, Inc. 4.63% 6/1/30	815,000	635,587
Encompass Health Corp.
4.63% 4/1/31	310,000	251,015
4.75% 2/1/30	724,000	606,741
Hadrian Merger Sub, Inc. 8.50% 5/1/26	920,000	869,400
HCA, Inc.
5.38% 2/1/25	585,000	581,935
5.88% 2/1/29	513,000	513,392
7.58% 9/15/25	580,000	614,040
ModivCare Escrow Issuer, Inc. 5.00% 10/1/29	980,000	791,586
Surgery Center Holdings, Inc. 10.00% 4/15/27	490,000	474,636
Tenet Healthcare Corp.
4.38% 1/15/30	485,000	410,325
6.13% 10/1/28	505,000	432,169
6.75% 6/15/23	510,000	524,938
6.88% 11/15/31	426,000	378,874
		8,220,971
Home Builders–0.64%
M/I Homes, Inc. 4.95% 2/1/28	1,178,000	1,001,352
		1,001,352
Insurance–1.81%
GTCR AP Finance, Inc. 8.00% 5/15/27	368,000	344,503
HUB International Ltd. 5.63% 12/1/29	1,365,000	1,127,562
USI, Inc. 6.88% 5/1/25	1,400,000	1,351,000
		2,823,065
Internet–1.19%
Arches Buyer, Inc. 6.13% 12/1/28	970,000	791,147
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50% 3/1/29	960,000	809,366
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27	310,000	255,301
		1,855,814
Iron & Steel–0.49%
Allegheny Technologies, Inc.
4.88% 10/1/29	105,000	83,736
5.13% 10/1/31	880,000	674,117
		757,853

LVIP Delaware High Yield Fund–4

LVIP Delaware High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Leisure Time–2.87%
Carnival Corp.
5.75% 3/1/27	2,355,000	$ 1,700,969
6.00% 5/1/29	310,000	217,809
7.63% 3/1/26	720,000	557,669
Royal Caribbean Cruises Ltd. 5.50% 4/1/28	2,859,000	1,987,005
		4,463,452
Lodging–0.56%
Boyd Gaming Corp. 4.75% 12/1/27	965,000	873,325
		873,325
Machinery Construction & Mining–0.59%
Terex Corp. 5.00% 5/15/29	1,085,000	922,250
		922,250
Machinery Diversified–0.61%
Granite U.S. Holdings Corp. 11.00% 10/1/27	430,000	404,200
OT Merger Corp. 7.88% 10/15/29	350,000	201,022
TK Elevator Holdco GmbH 7.63% 7/15/28	386,000	346,435
		951,657
Media–8.13%
AMC Networks, Inc. 4.25% 2/15/29	1,245,000	1,008,687
Beasley Mezzanine Holdings LLC 8.63% 2/1/26	955,000	716,250
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 8/15/30	1,215,000	1,008,788
4.50% 5/1/32	230,000	186,231
5.38% 6/1/29	765,000	683,788
CSC Holdings LLC
4.63% 12/1/30	945,000	631,959
5.00% 11/15/31	895,000	603,263
5.75% 1/15/30	1,450,000	1,054,918
Cumulus Media New Holdings, Inc. 6.75% 7/1/26	854,000	786,747
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 8/15/27	1,765,000	1,505,669
DISH DBS Corp. 5.75% 12/1/28	860,000	636,753
Gray Escrow II, Inc. 5.38% 11/15/31	1,265,000	1,013,556
LCPR Senior Secured Financing DAC 6.75% 10/15/27	522,000	486,937
Nexstar Media, Inc. 4.75% 11/1/28	680,000	583,100
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Sirius XM Radio, Inc. 4.00% 7/15/28	1,440,000	$ 1,245,600
VZ Secured Financing BV 5.00% 1/15/32	595,000	493,850
		12,646,096
Metal Fabricate & Hardware–0.82%
Roller Bearing Co. of America, Inc. 4.38% 10/15/29	1,505,000	1,280,629
		1,280,629
Mining–3.15%
Eldorado Gold Corp. 6.25% 9/1/29	935,000	762,585
First Quantum Minerals Ltd.
6.88% 10/15/27	680,000	607,961
7.50% 4/1/25	745,000	704,369
FMG Resources August Pty. Ltd.
5.88% 4/15/30	685,000	616,500
6.13% 4/15/32	310,000	279,000
Hudbay Minerals, Inc. 6.13% 4/1/29	425,000	344,694
New Gold, Inc. 7.50% 7/15/27	530,000	461,100
Novelis Corp.
3.25% 11/15/26	195,000	164,828
3.88% 8/15/31	195,000	150,187
4.75% 1/30/30	970,000	806,245
		4,897,469
Oil & Gas–7.87%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88% 6/30/29	1,015,000	893,200
7.00% 11/1/26	475,000	441,750
Callon Petroleum Co.
7.50% 6/15/30	410,000	377,257
8.00% 8/1/28	615,000	590,769
CNX Resources Corp. 6.00% 1/15/29	1,420,000	1,326,564
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	1,080,000	939,600
6.25% 4/15/32	215,000	188,811
Laredo Petroleum, Inc. 7.75% 7/31/29	875,000	789,407
Murphy Oil Corp. 6.38% 7/15/28	1,705,000	1,590,066
Occidental Petroleum Corp.
4.20% 3/15/48	55,000	42,701
4.40% 4/15/46	208,000	168,062
4.40% 8/15/49	415,000	332,004

LVIP Delaware High Yield Fund–5

LVIP Delaware High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Occidental Petroleum Corp. (continued)
4.50% 7/15/44	215,000	$ 170,387
6.45% 9/15/36	455,000	466,375
6.60% 3/15/46	745,000	791,190
6.63% 9/1/30	670,000	690,100
PDC Energy, Inc. 5.75% 5/15/26	1,167,000	1,088,613
Southwestern Energy Co.
5.38% 2/1/29	155,000	143,778
5.38% 3/15/30	1,315,000	1,209,800
		12,240,434
Oil & Gas Services–0.33%
Weatherford International Ltd. 8.63% 4/30/30	610,000	506,170
		506,170
Packaging & Containers–0.64%
@ARD Finance SA 6.50% 6/30/27	583,004	432,449
Clydesdale Acquisition Holdings, Inc. 6.63% 4/15/29	155,000	145,643
Sealed Air Corp. 5.00% 4/15/29	450,000	420,750
		998,842
Pharmaceuticals–1.72%
Bausch Health Cos., Inc. 6.25% 2/15/29	1,310,000	697,182
Cheplapharm Arzneimittel GmbH 5.50% 1/15/28	935,000	781,186
Organon & Co./Organon Foreign Debt Co.-Issuer BV 5.13% 4/30/31	1,380,000	1,190,705
		2,669,073
Pipelines–4.55%
CNX Midstream Partners LP 4.75% 4/15/30	485,000	407,400
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63% 5/1/27	423,000	376,470
6.00% 2/1/29	803,000	700,682
EQM Midstream Partners LP 4.75% 1/15/31	1,905,000	1,519,237
Genesis Energy LP/Genesis Energy Finance Corp.
7.75% 2/1/28	1,040,000	899,652
8.00% 1/15/27	1,480,000	1,309,800
NuStar Logistics LP
6.00% 6/1/26	1,022,000	955,570
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
NuStar Logistics LP (continued)
6.38% 10/1/30	1,052,000	$ 914,005
		7,082,816
Real Estate Investment Trusts–0.88%
Iron Mountain, Inc. 5.25% 7/15/30	1,030,000	895,477
XHR LP 4.88% 6/1/29	555,000	476,111
		1,371,588
Retail–4.69%
Asbury Automotive Group, Inc.
4.63% 11/15/29	760,000	627,950
4.75% 3/1/30	660,000	542,685
Bath & Body Works, Inc.
6.88% 11/1/35	590,000	479,375
6.95% 3/1/33	666,000	531,896
9.38% 7/1/25	222,000	225,208
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13% 4/15/29	1,010,000	856,930
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75% 2/15/26	1,134,000	960,114
Murphy Oil USA, Inc. 3.75% 2/15/31	905,000	769,024
PetSmart, Inc./PetSmart Finance Corp. 7.75% 2/15/29	1,340,000	1,206,684
White Cap Buyer LLC 6.88% 10/15/28	1,376,000	1,100,800
		7,300,666
Semiconductors–0.75%
Entegris Escrow Corp. 5.95% 6/15/30	1,225,000	1,165,434
		1,165,434
Software–2.72%
Black Knight InfoServ LLC 3.63% 9/1/28	805,000	697,388
Clarivate Science Holdings Corp. 4.88% 7/1/29	1,305,000	1,071,405
Consensus Cloud Solutions, Inc.
6.00% 10/15/26	340,000	292,502
6.50% 10/15/28	540,000	445,608
Minerva Merger Sub, Inc. 6.50% 2/15/30	930,000	773,379
SS&C Technologies, Inc. 5.50% 9/30/27	1,024,000	954,941
		4,235,223

LVIP Delaware High Yield Fund–6

LVIP Delaware High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications–7.42%
Altice France Holding SA 6.00% 2/15/28	1,420,000	$ 1,007,902
Altice France SA 5.50% 10/15/29	1,415,000	1,080,933
=Century Communication Ltd. 9.50% 3/1/49	2,820,000	0
Connect Finco SARL/Connect U.S. Finco LLC 6.75% 10/1/26	1,540,000	1,383,890
Consolidated Communications, Inc.
5.00% 10/1/28	445,000	355,720
6.50% 10/1/28	1,065,000	905,868
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75% 5/25/24	855,000	795,150
Frontier Communications Holdings LLC
5.88% 10/15/27	1,160,000	1,042,959
6.75% 5/1/29	515,000	423,587
8.75% 5/15/30	225,000	227,473
Sable International Finance Ltd. 5.75% 9/7/27	566,000	518,795
Sprint Capital Corp.
6.88% 11/15/28	92,000	96,740
8.75% 3/15/32	200,000	240,696
Sprint Corp.
7.63% 3/1/26	555,000	584,763
7.88% 9/15/23	1,250,000	1,288,487
T-Mobile USA, Inc.
3.38% 4/15/29	515,000	450,625
3.50% 4/15/31	394,000	340,191
Vmed O2 U.K. Financing I PLC 4.75% 7/15/31	1,000,000	807,850
		11,551,629
Transportation–0.77%
Seaspan Corp. 5.50% 8/1/29	1,500,000	1,196,010
		1,196,010
Total Corporate Bonds (Cost $156,420,003)		133,617,621
LOAN AGREEMENTS–7.71%
•Applied Systems, Inc. 7.75% (LIBOR03M + 5.50%) 9/19/25	2,881,191	2,766,837
•Clydesdale Acquisition Holdings, Inc. 5.88% (SOFR CME01M + 4.25%) 7/29/22	250,000	233,242
•Covis Finco Sarl 8.70% (SOFR03M + 6.50%) 9/30/22	646,813	536,854
•DirecTV Financing LLC 6.67% (LIBOR01M + 5.00%) 8/2/27	115,656	106,163
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Dynacast International LLC 6.01% (LIBOR03M + 4.50%) 7/22/25	932,000	$ 848,120
•Epicor Software Corp. 9.42% (LIBOR01M + 7.75%) 7/31/28	725,600	702,381
•Hamilton Projects Acquiror LLC 6.75% (LIBOR03M + 4.50%) 6/17/27	219,470	209,868
•Hexion Holdings Corp.
5.92% (SOFRTE03M + 4.50%) 3/15/29	245,000	218,663
8.87% (SOFR01M + 7.44%) 7/18/22	695,000	604,650
•Pre-Paid Legal Services, Inc. 8.67% (LIBOR01M + 7.00%) 7/29/22	480,000	456,000
•Quest Software U.S. Holdings, Inc.
5.47% (SOFR03M + 4.25%) 2/1/29	965,000	855,530
8.72% (SOFRTE03M + 7.50%) 2/1/30	965,000	860,056
Sovos Compliance LLC
•6.17% (LIBOR01M + 4.50%) 7/29/22	237,573	223,172
✠•9.00% (LIBOR03M + 4.50%) 9/30/22	41,233	38,733
•Springs Windows Fashions LLC 5.60% (LIBOR01M + 4.00%) 10/6/28	367,647	301,011
•SPX Flow, Inc. 6.13% (SOFR CME01M + 4.50%) 4/5/29	963,975	896,015
•Ultimate Software Group, Inc. 6.21% (LIBOR03M + 5.25%) 5/3/27	1,191,000	1,095,720
•Vantage Specialty Chemicals, Inc.
5.25% (LIBOR03M + 3.50%) 9/30/22	305,206	288,038
9.82% (LIBOR03M + 8.25%) 8/31/22	787,000	750,767
Total Loan Agreements (Cost $12,776,601)		11,991,820
MUNICIPAL BOND–0.58%
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	1,030,089	911,629
Total Municipal Bond (Cost $977,331)		911,629

LVIP Delaware High Yield Fund–7

LVIP Delaware High Yield Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–5.58%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	8,680,657	$ 8,680,657
Total Money Market Fund (Cost $8,680,657)		8,680,657

TOTAL INVESTMENTS–99.88% (Cost $179,070,328)	155,422,594

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	180,447
NET ASSETS APPLICABLE TO 37,358,028 SHARES OUTSTANDING–100.00%	$155,603,041
NET ASSET VALUE PER SHARE–LVIP DELAWARE HIGH YIELD FUND STANDARD CLASS ($66,060,721 / 15,845,724 Shares)	$4.169
NET ASSET VALUE PER SHARE–LVIP DELAWARE HIGH YIELD FUND SERVICE CLASS ($89,542,320 / 21,512,304 Shares)	$4.162
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$208,630,232
Distributable earnings/(accumulated loss)	(53,027,191)
TOTAL NET ASSETS	$155,603,041

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
@ PIK. 100% of the income received was in the form of additional par.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
✠ All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 1 in the Notes to Financial Statements for more information regarding unfunded loan commitments.
★ Includes $4,563 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $449,494 payable for securities purchased, $1,886,372 payable for fund shares redeemed, $85,687 other accrued expenses payable, $41,233 payable for unfunded loan commitments and $116,831 due to manager and affiliates as of June 30, 2022.

Summary of Abbreviations:
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
SOFR–Secured Overnight Financing Rate
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR01M–Secured Overnight Financing Rate 01 Month
SOFR03M–Secured Overnight Financing Rate 3 Months
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware High Yield Fund–8

LVIP Delaware High Yield Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Interest	$ 5,127,988
Foreign taxes withheld	(87)
5,127,901
EXPENSES:
Management fees	572,231
Distribution fees-Service Class	153,386
Accounting and administration expenses	29,779
Shareholder servicing fees	25,530
Professional fees	21,624
Pricing fees	12,313
Custodian fees	7,985
Reports and statements to shareholders	3,385
Trustees’ fees and expenses	2,775
Consulting fees	1,218
Other	3,925
834,151
Less:
Expenses reimbursed	(29,302)
Total operating expenses	804,849
NET INVESTMENT INCOME	4,323,052
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(1,904,744)
Net change in unrealized appreciation (depreciation) of investments	(28,873,873)
NET REALIZED AND UNREALIZED LOSS	(30,778,617)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(26,455,565)
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware High Yield Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,323,052	$ 8,637,924
Net realized gain (loss)	(1,904,744)	5,393,613
Net change in unrealized appreciation (depreciation)	(28,873,873)	(5,095,910)
Net increase (decrease) in net assets resulting from operations	(26,455,565)	8,935,627
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(7,615,231)
Service Class	—	(10,632,789)
Return of capital:
Standard Class	—	(6,777)
Service Class	—	(9,460)
	—	(18,264,257)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,425,524	10,015,128
Service Class	4,811,915	15,361,361
Reinvestment of dividends and distributions:
Standard Class	—	7,622,008
Service Class	—	10,642,249
	10,237,439	43,640,746
Cost of shares redeemed:
Standard Class	(9,065,099)	(9,705,176)
Service Class	(13,502,133)	(26,448,708)
	(22,567,232)	(36,153,884)
Increase (decrease) in net assets derived from capital share transactions	(12,329,793)	7,486,862
NET DECREASE IN NET ASSETS	(38,785,358)	(1,841,768)
NET ASSETS:
Beginning of period	194,388,399	196,230,167
End of period	$155,603,041	$194,388,399
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware High Yield Fund–9

LVIP Delaware High Yield Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware High Yield Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]	12/31/17 [2]
Net asset value, beginning of period	$ 4.845	$ 5.100	$ 5.080	$ 4.670	$ 5.200	$ 5.140
Income (loss) from investment operations:
Net investment income[3]	0.115	0.225	0.240	0.260	0.280	0.280
Net realized and unrealized gain (loss)	(0.791)	0.016	0.080	0.480	(0.500)	0.090
Total from investment operations	(0.676)	0.241	0.320	0.740	(0.220)	0.370
Less dividends and distributions from:
Net investment income	—	(0.496)	(0.300)	(0.330)	(0.310)	(0.310)
Total dividends and distributions	—	(0.496)	(0.300)	(0.330)	(0.310)	(0.310)
Net asset value, end of period	$ 4.169	$ 4.845	$ 5.100	$ 5.080	$ 4.670	$ 5.200
Total return[4]	(13.95%)	4.92%	7.24%	16.43% [5]	(4.47%)	7.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 66,061	$80,790	$76,743	$ 79,463	$ 75,568	$102,359
Ratio of expenses to average net assets	0.74%	0.74%	0.74%	0.74%	0.75%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.76%	0.78%	0.76%	0.75%	0.75%
Ratio of net investment income to average net assets	5.08%	4.57%	5.08%	5.32%	5.60%	5.35%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.05%	4.55%	5.04%	5.30%	5.60%	5.35%
Portfolio turnover	42%	93%	124%	87%	96%	86%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP High Yield Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP High Yield Series.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 1.11% lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware High Yield Fund–10

LVIP Delaware High Yield Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware High Yield Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]	12/31/17 [2]
Net asset value, beginning of period	$ 4.845	$ 5.080	$ 5.060	$ 4.650	$ 5.180	$ 5.120
Income (loss) from investment operations:
Net investment income[3]	0.108	0.216	0.230	0.250	0.260	0.260
Net realized and unrealized gain (loss)	(0.791)	0.009	0.070	0.480	(0.490)	0.100
Total from investment operations	(0.683)	0.225	0.300	0.730	(0.230)	0.360
Less dividends and distributions from:
Net investment income	—	(0.460)	(0.280)	(0.320)	(0.300)	(0.300)
Total dividends and distributions	—	(0.460)	(0.280)	(0.320)	(0.300)	(0.300)
Net asset value, end of period	$ 4.162	$ 4.845	$ 5.080	$ 5.060	$ 4.650	$ 5.180
Total return[4]	(14.06%)	4.59%	6.89%	16.12% [5]	(4.76%)	7.26%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 89,542	$113,599	$119,487	$ 123,687	$118,487	$149,616
Ratio of expenses to average net assets	1.04%	1.04%	1.04%	1.04%	1.03%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.07%	1.06%	1.08%	1.06%	1.05%	1.05%
Ratio of net investment income to average net assets	4.78%	4.28%	4.78%	5.02%	5.32%	5.10%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.75%	4.26%	4.74%	5.00%	5.30%	5.05%
Portfolio turnover	42%	93%	124%	87%	96%	86%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP High Yield Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP High Yield Series.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 1.11% lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware High Yield Fund–11

LVIP Delaware High Yield Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware High Yield Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the Delaware VIP High Yield Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The Fund commenced on May 1, 2021. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Standard Class shares and Service Class shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek total return and, as a secondary objective, high current income.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
 Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Delaware High Yield Fund–12

LVIP Delaware High Yield Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Net Assets.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.74% of the average daily net assets for the Standard Class and 1.04% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2024	Total
LIAC	$ 18,611	$ 18,611
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$6,031
Legal	1,077
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Delaware High Yield Fund–13

LVIP Delaware High Yield Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,175 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 4,563
Management fees payable to LIAC	87,692
Distribution fees payable to LFD	23,052
Printing and mailing fees payable to Lincoln Life	2,175
Shareholder servicing fees payable to Lincoln Life	3,912
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$74,206,796
Sales	80,390,408
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$179,070,327
Aggregate unrealized appreciation of investments	$ 214,144
Aggregate unrealized depreciation of investments	(23,861,877)
Net unrealized appreciation of investments	$ (23,647,733)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP Delaware High Yield Fund–14

LVIP Delaware High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bond	$ —	$ 220,867	$—	$ 220,867
Corporate Bonds	—	133,617,621	—*	133,617,621
Loan Agreements	—	11,991,820	—	11,991,820
Municipal Bond	—	911,629	—	911,629
Money Market Fund	8,680,657	—	—	8,680,657
Total Investments	$8,680,657	$146,741,937	$—	$155,422,594

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2022, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	1,194,113	2,021,623
Service Class	1,062,207	3,074,607
Shares reinvested:
Standard Class	—	1,571,548
Service Class	—	2,194,411
	2,256,320	8,862,189
Shares redeemed:
Standard Class	(2,021,913)	(1,953,853)
Service Class	(2,996,876)	(5,323,975)
	(5,018,789)	(7,277,828)
Net increase	(2,762,469)	1,584,361
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
LVIP Delaware High Yield Fund–15

LVIP Delaware High Yield Fund
Notes to Financial Statements (continued)
6. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Change in Independent Registered Public Accounting Firm
On March 4, 2022, the Audit Committee recommended, and on March 7-8, 2022, the Trust's Board of Trustees approved, the decision to engage Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the Lincoln Variable Insurance Products Trust (the "Trust"), on behalf of LVIP Delaware Diversified Income Fund, LVIP Delaware Limited-Term Diversified Income Fund, LVIP Delaware REIT Fund, LVIP Delaware SMID Cap Core Fund, LVIP Delaware U.S. Growth Fund, LVIP Delaware Value Fund and LVIP Delaware High Yield Fund for the fiscal year ended December 31, 2022. The selection of EY does not reflect any disagreements with or dissatisfaction by the Trust or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, Tait, Weller & Baker, LLP.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
10. Subsequent Events
Ernst & Young serves as independent registered public accounting firm for the fiscal year ending December 31,2022.
LVIP Delaware High Yield Fund–16

LVIP Delaware High Yield Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware High Yield Fund–17

LVIP Delaware Limited-Term Diversified Income Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Delaware Limited-Term Diversified Income Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Limited-Term Diversified Income Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$957.30	0.53%	$2.57
Service Class Shares	1,000.00	956.00	0.83%	4.03
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.20	0.53%	$2.66
Service Class Shares	1,000.00	1,020.70	0.83%	4.16

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Limited-Term Diversified Income Fund–1

LVIP Delaware Limited-Term Diversified Income Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	1.65%
Agency Commercial Mortgage-Backed Securities	0.52%
Agency Mortgage-Backed Securities	4.83%
Corporate Bonds	62.11%
Advertising	0.12%
Aerospace & Defense	1.71%
Airlines	1.02%
Apparel	0.13%
Auto Manufacturers	3.43%
Auto Parts & Equipment	0.30%
Banks	14.83%
Beverages	0.48%
Biotechnology	1.24%
Chemicals	0.28%
Commercial Services	1.96%
Computers	0.28%
Distribution/Wholesale	0.49%
Diversified Financial Services	3.39%
Electric	7.17%
Electrical Components & Equipment	0.25%
Entertainment	0.50%
Food	0.27%
Forest Products & Paper	0.25%
Gas	0.34%
Health Care Services	0.49%
Insurance	5.74%
Internet	0.28%
Iron & Steel	0.59%
Leisure Time	0.13%
Lodging	0.51%
Media	1.56%
Mining	0.35%
Miscellaneous Manufacturing	1.09%
Oil & Gas	1.23%
Oil & Gas Services	0.59%
Packaging & Containers	0.59%
Pharmaceuticals	1.86%
Pipelines	3.26%
Real Estate Investment Trusts	0.09%
Retail	0.03%
Semiconductors	1.66%
Software	1.49%
Telecommunications	1.64%
Transportation	0.49%
Non-Agency Asset-Backed Securities	18.62%
Security Type/Sector	Percentage of Net Assets
U.S. Treasury Obligations	11.30%
Money Market Fund	0.03%
Total Investments	99.06%
Receivables and Other Assets Net of Liabilities	0.94%
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	18.48%
AAA	16.44%
AA	7.68%
A	21.70%
BBB	30.09%
BB	3.60%
B	1.75%
CCC	0.26%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Delaware Limited-Term Diversified Income Fund–2

LVIP Delaware Limited-Term Diversified Income Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.65%
Freddie Mac REMICs Series 5092 WG 1.00% 4/25/31	13,873,610	$ 12,705,866
•Freddie Mac S.F. 15 yr Series 2001-T5 A2 6.97% 6/19/41	7,007	7,192
•Freddie Mac STACR REMIC Trust
Series 2020-DNA6 M1 1.83% (SOFR30A + 0.90%) 12/25/50	11,450	11,441
Series 2021-DNA3 M1 1.68% (SOFR30A + 0.75%) 10/25/33	3,152,828	3,106,264
Series 2021-HQA1 M1 1.63% (SOFR30A + 0.70%) 8/25/33	1,348,416	1,339,682
Series 2021-HQA2 M1 1.63% (SOFR30A + 0.70%) 12/25/33	2,406,406	2,383,574
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 2.67% (LIBOR01M + 1.05%) 12/25/29	577,044	570,371
♦•Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43	514	566
Series T-58 2A 6.50% 9/25/43	8,577	9,021
Total Agency Collateralized Mortgage Obligations (Cost $21,467,198)		20,133,977
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.52%
♦Freddie Mac Multifamily Structured Pass Through Certificates Series K729 A2 3.14% 10/25/24	4,650,000	4,596,752
•FREMF Mortgage Trust
Series 2012-K22 B 3.76% 8/25/45	1,115,000	1,113,008
Series 2015-K720 B 3.60% 7/25/22	652,595	651,312
Total Agency Commercial Mortgage-Backed Securities (Cost $6,868,907)		6,361,072
AGENCY MORTGAGE-BACKED SECURITIES–4.83%
Fannie Mae S.F. 15 yr 2.50% 8/1/35	3,408,701	3,263,122
Fannie Mae S.F. 30 yr
3.50% 1/1/48	7,566,030	7,384,112
4.50% 7/1/40	239,888	240,007
4.50% 8/1/41	600,562	619,921
4.50% 2/1/46	4,474,058	4,602,263
4.50% 5/1/46	452,514	467,015
4.50% 11/1/47	4,593,967	4,689,414
4.50% 4/1/48	2,570,379	2,652,622
4.50% 1/1/50	845,173	872,205
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.00% 7/1/47	513,491	$ 540,429
5.00% 8/1/48	9,004,684	9,337,846
5.00% 12/1/48	3,677,877	3,802,402
5.50% 5/1/44	15,555,527	16,676,748
6.00% 1/1/42	1,013,104	1,110,246
Freddie Mac S.F. 30 yr
4.50% 3/1/42	347,634	359,156
5.50% 9/1/41	1,748,442	1,879,443
GNMA II S.F. 30 yr
5.50% 5/20/37	79,134	84,719
6.50% 6/20/39	240,507	263,121
Total Agency Mortgage-Backed Securities (Cost $61,437,590)		58,844,791
CORPORATE BONDS–62.11%
Advertising–0.12%
Clear Channel International BV 6.63% 8/1/25	1,575,000	1,464,750
		1,464,750
Aerospace & Defense–1.71%
Spirit AeroSystems, Inc. 5.50% 1/15/25	2,700,000	2,497,500
Teledyne Technologies, Inc. 0.95% 4/1/24	15,970,000	15,101,307
TransDigm, Inc. 8.00% 12/15/25	3,141,000	3,176,305
		20,775,112
Airlines–1.02%
Delta Air Lines, Inc.
7.00% 5/1/25	9,642,000	9,759,522
7.38% 1/15/26	1,072,000	1,070,338
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00% 9/20/25	1,110,000	1,139,160
United Airlines, Inc. 4.38% 4/15/26	465,000	409,744
		12,378,764
Apparel–0.13%
VF Corp. 2.40% 4/23/25	1,715,000	1,645,675
		1,645,675
Auto Manufacturers–3.43%
BMW U.S. Capital LLC 0.75% 8/12/24	4,805,000	4,519,543
Daimler Trucks Finance North America LLC 1.63% 12/13/24	5,890,000	5,538,086
Ford Motor Credit Co. LLC
2.30% 2/10/25	1,245,000	1,117,886
3.38% 11/13/25	5,550,000	4,997,608
LVIP Delaware Limited-Term Diversified Income Fund–3

LVIP Delaware Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial Co., Inc.
•2.18% (SOFR + 0.76%) 3/8/24	8,025,000	$ 7,795,579
4.15% 6/19/23	1,290,000	1,290,791
4.35% 4/9/25	5,130,000	5,066,757
5.10% 1/17/24	4,880,000	4,928,530
5.25% 3/1/26	339,000	339,378
Volkswagen Group of America Finance LLC 4.35% 6/8/27	6,255,000	6,133,716
		41,727,874
Auto Parts & Equipment–0.30%
Aptiv PLC/Aptiv Corp. 2.40% 2/18/25	3,775,000	3,605,123
		3,605,123
Banks–14.83%
Banco Continental SAECA 2.75% 12/10/25	3,115,000	2,648,373
Bank of America Corp.
μ0.98% 9/25/25	6,085,000	5,629,787
μ1.84% 2/4/25	5,535,000	5,335,520
μ3.46% 3/15/25	3,825,000	3,769,816
4.10% 7/24/23	6,940,000	7,006,552
μBank of Ireland Group PLC 2.03% 9/30/27	4,560,000	3,963,278
Bank of Montreal 1.85% 5/1/25	1,785,000	1,688,561
BBVA Bancomer SA 1.88% 9/18/25	3,490,000	3,163,685
μCitigroup, Inc.
1.28% 11/3/25	110,000	102,133
2.01% 1/25/26	185,000	173,309
3.07% 2/24/28	3,120,000	2,894,396
4.04% 6/1/24	355,000	354,042
μCitizens Bank NA 4.12% 5/23/25	5,550,000	5,528,211
μCredit Agricole SA 1.91% 6/16/26	1,895,000	1,742,718
Credit Suisse Group AG
μ2.59% 9/11/25	4,680,000	4,403,061
3.80% 6/9/23	1,640,000	1,624,429
μ4.21% 6/12/24	2,935,000	2,908,003
μ7.25% 9/12/25	2,425,000	2,106,959
Deutsche Bank AG 0.90% 5/28/24	10,710,000	10,033,897
Goldman Sachs Group, Inc.
μ0.93% 10/21/24	9,495,000	9,079,651
μ1.54% 9/10/27	1,765,000	1,549,324
•2.24% (SOFR + 0.81%) 3/9/27	5,435,000	5,172,055
3.50% 4/1/25	8,420,000	8,253,740
μ3.62% 3/15/28	1,815,000	1,717,753
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μHuntington National Bank 4.01% 5/16/25	3,040,000	$ 3,036,376
JPMorgan Chase & Co.
•1.85% (SOFR + 0.89%) 4/22/27	3,675,000	3,500,070
•2.07% (SOFR + 0.58%) 3/16/24	4,440,000	4,387,026
μ4.02% 12/5/24	13,570,000	13,523,478
μ4.60% 2/1/25	620,000	523,603
μ5.00% 8/1/24	1,050,000	926,625
μKeyCorp 3.88% 5/23/25	2,725,000	2,704,827
μLloyds Banking Group PLC 2.91% 11/7/23	5,980,000	5,959,239
μMorgan Stanley
0.73% 4/5/24	6,960,000	6,785,108
1.16% 10/21/25	4,920,000	4,558,240
2.48% 1/21/28	415,000	377,252
PNC Bank NA 3.88% 4/10/25	4,955,000	4,913,070
μPNC Financial Services Group, Inc. 6.00% 5/15/27	2,320,000	2,226,945
QNB Finance Ltd. 3.50% 3/28/24	3,120,000	3,100,500
μState Street Corp. 1.68% 11/18/27	2,115,000	1,899,029
Toronto-Dominion Bank
•1.74% (SOFR + 0.36%) 3/4/24	2,820,000	2,784,555
4.11% 6/8/27	6,470,000	6,397,962
μTruist Bank 2.64% 9/17/29	9,026,000	8,583,250
U.S. Bancorp 3.38% 2/5/24	2,330,000	2,324,696
U.S. Bank NA 3.40% 7/24/23	1,340,000	1,338,871
μWells Fargo & Co.
3.53% 3/24/28	2,040,000	1,932,181
3.91% 4/25/26	8,225,000	8,089,167
		180,721,323
Beverages–0.48%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/26	5,890,000	5,794,229
		5,794,229
Biotechnology–1.24%
CSL Finance PLC 4.05% 4/27/29	1,555,000	1,526,574
Gilead Sciences, Inc. 3.70% 4/1/24	4,035,000	4,038,392
Royalty Pharma PLC 1.20% 9/2/25	10,690,000	9,529,906
		15,094,872

LVIP Delaware Limited-Term Diversified Income Fund–4

LVIP Delaware Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals–0.28%
Nutrien Ltd. 1.90% 5/13/23	3,505,000	$ 3,448,911
		3,448,911
Commercial Services–1.96%
DP World Crescent Ltd. 3.91% 5/31/23	3,381,000	3,373,629
Global Payments, Inc.
1.50% 11/15/24	4,065,000	3,816,029
2.65% 2/15/25	4,520,000	4,313,560
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25% 4/15/24	3,089,000	3,019,497
S&P Global, Inc. 2.45% 3/1/27	2,720,000	2,545,929
Triton Container International Ltd. 1.15% 6/7/24	7,250,000	6,787,337
		23,855,981
Computers–0.28%
International Business Machines Corp. 3.00% 5/15/24	3,500,000	3,471,967
		3,471,967
Distribution/Wholesale–0.49%
Avient Corp. 5.75% 5/15/25	6,182,000	5,925,412
		5,925,412
Diversified Financial Services–3.39%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65% 10/29/24	8,260,000	7,626,721
3.15% 2/15/24	5,750,000	5,564,756
Air Lease Corp.
0.80% 8/18/24	5,645,000	5,169,072
2.88% 1/15/26	755,000	693,011
3.00% 9/15/23	4,075,000	3,983,834
Ally Financial, Inc. 5.75% 11/20/25	5,256,000	5,178,132
Aviation Capital Group LLC 1.95% 1/30/26	2,865,000	2,491,995
Avolon Holdings Funding Ltd. 3.95% 7/1/24	6,635,000	6,352,516
DAE Sukuk Difc Ltd. 3.75% 2/15/26	3,420,000	3,223,624
SURA Asset Management SA 4.88% 4/17/24	978,000	969,309
		41,252,970
Electric–7.17%
AEP Texas, Inc. 2.40% 10/1/22	5,720,000	5,722,940
Avangrid, Inc. 3.20% 4/15/25	2,630,000	2,557,392
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Cleveland Electric Illuminating Co. 5.50% 8/15/24	4,805,000	$ 4,953,367
μDuke Energy Corp. 4.88% 9/16/24	3,805,000	3,462,550
Enel Finance International NV 4.25% 6/15/25	1,630,000	1,612,563
Engie Energia Chile SA 4.50% 1/29/25	1,409,000	1,384,342
Entergy Louisiana LLC 4.05% 9/1/23	480,000	482,314
Eversource Energy 2.90% 3/1/27	810,000	760,372
Fells Point Funding Trust 3.05% 1/31/27	3,065,000	2,826,321
National Rural Utilities Cooperative Finance Corp. 1.88% 2/7/25	7,575,000	7,237,645
NRG Energy, Inc. 3.75% 6/15/24	9,895,000	9,706,815
OGE Energy Corp. 0.70% 5/26/23	8,925,000	8,697,017
Pacific Gas & Electric Co. 3.75% 2/15/24	10,545,000	10,305,865
Sempra Energy 3.30% 4/1/25	4,220,000	4,122,808
Southern California Edison Co. 1.10% 4/1/24	10,370,000	9,864,942
Vistra Operations Co. LLC
3.55% 7/15/24	5,945,000	5,738,128
5.13% 5/13/25	1,145,000	1,133,727
WEC Energy Group, Inc. 0.80% 3/15/24	7,115,000	6,756,336
		87,325,444
Electrical Components & Equipment–0.25%
WESCO Distribution, Inc. 7.13% 6/15/25	3,008,000	3,001,473
		3,001,473
Entertainment–0.50%
Magallanes, Inc. 3.64% 3/15/25	6,245,000	6,048,342
		6,048,342
Food–0.27%
Conagra Brands, Inc. 0.50% 8/11/23	3,450,000	3,325,405
		3,325,405
Forest Products & Paper–0.25%
Inversiones CMPC SA 4.75% 9/15/24	3,120,000	3,088,800
		3,088,800

LVIP Delaware Limited-Term Diversified Income Fund–5

LVIP Delaware Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas–0.34%
Southern California Gas Co. 2.95% 4/15/27	4,440,000	$ 4,202,820
		4,202,820
Health Care Services–0.49%
HCA, Inc. 3.13% 3/15/27	6,625,000	6,018,987
		6,018,987
Insurance–5.74%
Athene Global Funding
1.00% 4/16/24	10,665,000	10,045,264
•1.99% (SOFR + 0.70%) 5/24/24	8,585,000	8,335,687
Brighthouse Financial Global Funding
1.00% 4/12/24	8,385,000	7,915,755
•1.56% (SOFR + 0.76%) 4/12/24	4,385,000	4,355,464
Equitable Financial Life Global Funding 0.80% 8/12/24	1,825,000	1,703,130
Equitable Holdings, Inc. 3.90% 4/20/23	6,359,000	6,390,599
F&G Global Funding 0.90% 9/20/24	10,755,000	9,972,979
GA Global Funding Trust 1.00% 4/8/24	12,730,000	12,008,109
Met Tower Global Funding 3.70% 6/13/25	6,120,000	6,069,999
USI, Inc. 6.88% 5/1/25	3,266,000	3,151,690
		69,948,676
Internet–0.28%
JD.com, Inc. 3.88% 4/29/26	3,470,000	3,398,365
		3,398,365
Iron & Steel–0.59%
Nucor Corp. 3.95% 5/23/25	1,280,000	1,272,819
Steel Dynamics, Inc. 2.80% 12/15/24	6,000,000	5,855,829
		7,128,648
Leisure Time–0.13%
Carnival Corp. 7.63% 3/1/26	2,117,000	1,639,701
		1,639,701
Lodging–0.51%
MGM Resorts International 5.75% 6/15/25	6,475,000	6,167,437
		6,167,437
Media–1.56%
AMC Networks, Inc. 5.00% 4/1/24	1,360,000	1,317,378
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91% 7/23/25	4,810,000	$ 4,821,159
Fox Corp. 4.03% 1/25/24	4,025,000	4,025,348
Time Warner Entertainment Co. LP 8.38% 3/15/23	8,635,000	8,885,439
		19,049,324
Mining–0.35%
First Quantum Minerals Ltd. 7.50% 4/1/25	4,500,000	4,254,579
		4,254,579
Miscellaneous Manufacturing–1.09%
Carlisle Cos., Inc. 0.55% 9/1/23	3,690,000	3,558,969
Parker-Hannifin Corp.
3.65% 6/15/24	5,370,000	5,333,667
4.25% 9/15/27	4,455,000	4,423,892
		13,316,528
Oil & Gas–1.23%
ConocoPhillips Co. 2.40% 3/7/25	3,850,000	3,715,620
Devon Energy Corp. 5.25% 9/15/24	1,908,000	1,946,423
Murphy Oil Corp. 5.75% 8/15/25	2,706,000	2,677,614
Occidental Petroleum Corp.
5.50% 12/1/25	2,793,000	2,751,105
5.88% 9/1/25	3,450,000	3,434,993
Southwestern Energy Co. 5.95% 1/23/25	424,000	418,865
		14,944,620
Oil & Gas Services–0.59%
Schlumberger Holdings Corp. 3.75% 5/1/24	7,255,000	7,224,258
		7,224,258
Packaging & Containers–0.59%
Mauser Packaging Solutions Holding Co. 5.50% 4/15/24	7,592,000	7,250,360
		7,250,360
Pharmaceuticals–1.86%
AbbVie, Inc.
2.60% 11/21/24	7,125,000	6,896,718
3.75% 11/14/23	2,150,000	2,155,598
Cigna Corp.
•1.93% (LIBOR03M + 0.89%) 7/15/23	6,130,000	6,134,591
3.75% 7/15/23	590,000	591,281

LVIP Delaware Limited-Term Diversified Income Fund–6

LVIP Delaware Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd. 4.40% 11/26/23	6,425,000	$ 6,473,059
Viatris, Inc. 1.65% 6/22/25	500,000	452,629
		22,703,876
Pipelines–3.26%
Cheniere Corpus Christi Holdings LLC 7.00% 6/30/24	4,455,000	4,616,276
Enbridge, Inc. 0.55% 10/4/23	2,150,000	2,070,440
MPLX LP 4.88% 12/1/24	6,200,000	6,242,285
NuStar Logistics LP 5.75% 10/1/25	3,345,000	3,127,575
ONEOK, Inc. 7.50% 9/1/23	4,745,000	4,914,908
Sabine Pass Liquefaction LLC 5.75% 5/15/24	9,475,000	9,662,981
TransCanada PipeLines Ltd. 1.00% 10/12/24	9,760,000	9,103,565
		39,738,030
Real Estate Investment Trusts–0.09%
VICI Properties LP 4.95% 2/15/30	1,100,000	1,042,481
		1,042,481
Retail–0.03%
IRB Holding Corp. 7.00% 6/15/25	390,000	381,751
		381,751
Semiconductors–1.66%
Microchip Technology, Inc.
0.98% 9/1/24	8,155,000	7,604,891
4.33% 6/1/23	2,250,000	2,251,204
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70% 5/1/25	295,000	280,422
4.88% 3/1/24	6,825,000	6,891,400
SK Hynix, Inc. 1.50% 1/19/26	3,510,000	3,154,682
		20,182,599
Software–1.49%
Roper Technologies, Inc. 2.35% 9/15/24	6,670,000	6,461,570
VMware, Inc. 1.00% 8/15/24	10,670,000	9,981,109
Workday, Inc.
3.50% 4/1/27	710,000	678,970
3.70% 4/1/29	1,100,000	1,028,930
		18,150,579
Telecommunications–1.64%
NBN Co. Ltd. 0.88% 10/8/24	7,100,000	6,628,106
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25	1,199,690	1,199,890
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA, Inc. 3.75% 4/15/27	4,850,000	$ 4,670,160
Verizon Communications, Inc. 0.75% 3/22/24	7,885,000	7,521,408
		20,019,564
Transportation–0.49%
Canadian Pacific Railway Co. 1.35% 12/2/24	6,305,000	5,931,135
		5,931,135
Total Corporate Bonds (Cost $791,970,066)		756,646,745
NON-AGENCY ASSET-BACKED SECURITIES–18.62%
American Tower Trust Series 13 2A 3.07% 3/15/48	1,575,000	1,567,582
•ARES LX CLO Ltd. Series 2021-60A A 2.16% (LIBOR03M + 1.12%) 7/18/34	4,155,000	4,008,615
Avis Budget Rental Car Funding AESOP LLC
Series 2017-1A A 3.07% 9/20/23	1,150,000	1,150,757
Series 2019-2A A 3.35% 9/22/25	3,330,000	3,273,174
•Ballyrock CLO Ltd. Series 2018-1A A1 2.06% (LIBOR03M + 1.00%) 4/20/31	5,250,000	5,127,339
•Benefit Street Partners CLO IX Ltd. Series 2016-9A AR 2.17% (LIBOR03M + 1.11%) 7/20/31	1,550,000	1,518,360
•Benefit Street Partners CLO VIII Ltd. Series 2015-8A A1AR 2.16% (LIBOR03M + 1.10%) 1/20/31	2,000,000	1,963,106
•Benefit Street Partners CLO XX Ltd. Series 2020-20A AR 2.21% (LIBOR03M + 1.17%) 7/15/34	1,000,000	966,519
•Canyon Capital CLO Ltd. Series 2019-2A AR 2.22% (LIBOR03M + 1.18%) 10/15/34	7,250,000	6,982,207
•Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA A1 2.46% (LIBOR03M + 1.05%) 5/15/31	4,573,349	4,469,726
•CBAM Ltd. Series 2020-13A A 2.49% (LIBOR03M + 1.43%) 1/20/34	7,000,000	6,883,912

LVIP Delaware Limited-Term Diversified Income Fund–7

LVIP Delaware Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Cedar Funding IX CLO Ltd. Series 2018-9A A1 2.04% (LIBOR03M + 0.98%) 4/20/31	2,150,000	$ 2,105,418
•CIFC Funding Ltd. Series 2013-4A A1RR 2.28% (LIBOR03M + 1.06%) 4/27/31	6,850,000	6,724,453
Dell Equipment Finance Trust Series 2021-2 A2 0.33% 12/22/26	10,849,713	10,686,910
•Dryden 83 CLO Ltd. Series 2020-83A A 2.26% (LIBOR03M + 1.22%) 1/18/32	6,650,000	6,505,702
•Elmwood CLO VII Ltd. Series 2020-4A A 2.43% (LIBOR03M + 1.39%) 1/17/34	1,000,000	983,314
Enterprise Fleet Financing LLC Series 2022-2 A2 4.65% 5/21/29	3,200,000	3,219,632
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	4,000,000	3,701,384
Series 2022-A B 1.91% 7/15/27	4,800,000	4,466,530
Ford Credit Floorplan Master Owner Trust Series 2020-1 A1 0.70% 9/15/25	20,500,000	19,775,042
•Galaxy XXI CLO Ltd. Series 2015-21A AR 2.08% (LIBOR03M + 1.02%) 4/20/31	3,500,000	3,417,148
GM Financial Automobile Leasing Trust
Series 2021-1 B 0.54% 2/20/25	6,500,000	6,287,549
Series 2021-2 A4 0.41% 5/20/25	5,700,000	5,488,830
Series 2022-1 B 2.23% 2/20/26	5,650,000	5,431,392
GMF Floorplan Owner Revolving Trust Series 2020-1 A 0.68% 8/15/25	16,000,000	15,454,693
GreatAmerica Leasing Receivables Funding LLC Series 2021-1 B 0.72% 12/15/26	3,600,000	3,318,594
•Halseypoint CLO 5 Ltd. Series 2021-5A A1A 1.47% (LIBOR03M + 1.21%) 1/30/35	4,000,000	3,867,260
JPMorgan Chase Bank NA - CACLN Series 2020-2 B 0.84% 2/25/28	2,730,393	2,667,763
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•KKR CLO 32 Ltd. Series 32A A1 2.36% (LIBOR03M + 1.32%) 1/15/32	3,450,000	$ 3,390,539
•LCM XVIII LP Series 18A A1R 2.08% (LIBOR03M + 1.02%) 4/20/31	5,003,000	4,899,328
MMAF Equipment Finance LLC Series 2020-BA A2 0.38% 8/14/23	4,147,940	4,122,949
•Neuberger Berman CLO XX Ltd. Series 2015-20A ARR 2.20% (LIBOR03M + 1.16%) 7/15/34	5,976,000	5,779,413
•Oaktree CLO Ltd. Series 2019-2A A1AR 2.16% (LIBOR03M + 1.12%) 4/15/31	2,000,000	1,951,028
•Octagon Investment Partners 33 Ltd. Series 2017-1A A1 2.25% (LIBOR03M + 1.19%) 1/20/31	5,750,000	5,644,947
•Octagon Investment Partners 48 Ltd. Series 2020-3A AR 2.21% (LIBOR03M + 1.15%) 10/20/34	1,200,000	1,153,834
•Sound Point CLO XXI Ltd. Series 2018-3A A1A 2.39% (LIBOR03M + 1.18%) 10/26/31	4,850,000	4,740,443
Tesla Auto Lease Trust Series 2021-A B 1.02% 3/20/25	12,282,000	11,667,282
Toyota Lease Owner Trust Series 2021-B A3 0.42% 10/21/24	6,850,000	6,599,576
Trafigura Securitisation Finance PLC Series 2021-1A A2 1.08% 1/15/25	10,150,000	9,663,188
•TRESTLES CLO V Ltd. Series 2021-5A A1 2.23% (LIBOR03M + 1.17%) 10/20/34	7,000,000	6,763,827
UNIFY Auto Receivables Trust Series 2021-1A A3 0.51% 6/16/25	1,827,963	1,793,916
Verizon Master Trust Series 2022-2 B 1.83% 7/20/28	4,800,000	4,559,179
Verizon Owner Trust Series 2020-C A 0.41% 4/21/25	2,000,000	1,955,519
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	5,300,000	5,286,742

LVIP Delaware Limited-Term Diversified Income Fund–8

LVIP Delaware Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Zais CLO 16 Ltd. Series 2020-16A A1R 2.48% (LIBOR03M + 1.42%) 10/20/34	5,000,000	$ 4,856,830
Total Non-Agency Asset-Backed Securities (Cost $233,396,662)		226,841,451
U.S. TREASURY OBLIGATIONS–11.30%
U.S. Treasury Notes
2.50% 5/31/24	41,595,000	41,219,670
2.63% 5/31/27	76,195,000	74,754,438
2.75% 5/15/25	21,770,000	21,603,324
Total U.S. Treasury Obligations (Cost $138,219,614)		137,577,432

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.03%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	342,399	$ 342,399
Total Money Market Fund (Cost $342,399)		342,399

TOTAL INVESTMENTS–99.06% (Cost $1,253,702,436)	1,206,747,867

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.94%	11,467,711
NET ASSETS APPLICABLE TO 130,427,224 SHARES OUTSTANDING–100.00%	$1,218,215,578
NET ASSET VALUE PER SHARE–LVIP DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND STANDARD CLASS ($161,965,578 / 17,233,036 Shares)	$9.399
NET ASSET VALUE PER SHARE–LVIP DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND SERVICE CLASS ($1,056,250,000 / 113,194,188 Shares)	$9.331
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$1,298,422,014
Distributable earnings/(accumulated loss)	(80,206,436)
TOTAL NET ASSETS	$1,218,215,578

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
★ Includes $740,000 cash collateral held at broker for futures contracts, $18,156 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $120,196 variation margin due from broker on futures contracts, $20,097,530 payable for securities purchased, $2,145,004 payable for fund shares redeemed, $1,305 foreign currencies due to custodian, $183,500 other accrued expenses payable and $792,953 due to manager and affiliates as of June 30, 2022.
LVIP Delaware Limited-Term Diversified Income Fund–9

LVIP Delaware Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
557	U.S. Treasury 2 yr Notes	$116,978,704	$117,428,916	9/30/22	$ —	$(450,212)
211	U.S. Treasury 3 yr Notes	45,562,812	45,758,932	9/30/22	—	(196,120)
(556)	U.S. Treasury 5 yr Notes	(62,411,000)	(62,609,119)	9/30/22	198,119	—
Total Futures Contracts					$198,119	$(646,332)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
CMPC–Coût Moyen Pondéré du Capital
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Limited-Term Diversified Income Fund–10

LVIP Delaware Limited-Term Diversified Income Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Interest	$ 12,302,686
EXPENSES:
Management fees	3,115,000
Distribution fees-Service Class	1,698,447
Shareholder servicing fees	188,760
Accounting and administration expenses	127,708
Professional fees	47,648
Trustees’ fees and expenses	20,213
Pricing fees	13,807
Custodian fees	13,099
Reports and statements to shareholders	12,490
Consulting fees	1,566
Other	9,979
5,248,717
Less:
Expenses reimbursed	(100,511)
Total operating expenses	5,148,206
NET INVESTMENT INCOME	7,154,480
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(9,831,869)
Foreign currencies	9,109
Futures contracts	(1,685,311)
Swap contracts	157,401
Net realized loss	(11,350,670)
Net change in unrealized appreciation (depreciation) of:
Investments	(55,180,908)
Foreign currencies	(1,305)
Futures contracts	(203,650)
Net change in unrealized appreciation (depreciation)	(55,385,863)
NET REALIZED AND UNREALIZED LOSS	(66,736,533)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(59,582,053)
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Limited-Term Diversified Income Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 7,154,480	$ 11,788,037
Net realized loss	(11,350,670)	(1,309,989)
Net change in unrealized appreciation (depreciation)	(55,385,863)	(24,564,772)
Net decrease in net assets resulting from operations	(59,582,053)	(14,086,724)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,061,232)
Service Class	—	(16,640,908)
Return of capital:
Standard Class	—	(16,720)
Service Class	—	(90,892)
	—	(19,809,752)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	11,969,779	55,941,093
Service Class	33,110,788	136,147,487
Reinvestment of dividends and distributions:
Standard Class	—	3,077,952
Service Class	—	16,731,800
	45,080,567	211,898,332
Cost of shares redeemed:
Standard Class	(23,215,946)	(43,498,297)
Service Class	(146,483,675)	(145,330,927)
	(169,699,621)	(188,829,224)
Increase (decrease) in net assets derived from capital share transactions	(124,619,054)	23,069,108
NET DECREASE IN NET ASSETS	(184,201,107)	(10,827,368)
NET ASSETS:
Beginning of period	1,402,416,685	1,413,244,053
End of period	$1,218,215,578	$1,402,416,685
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Limited-Term Diversified Income Fund–11

LVIP Delaware Limited-Term Diversified Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Limited-Term Diversified Income Fund Standard Class
	Six Months Ended 6/30/22[1,2] (unaudited)	Year Ended
		12/31/21 [1]	12/31/20 [1]	12/31/19 [1]	12/31/18 [1]	12/31/17 [1]
Net asset value, beginning of period	$ 9.818	$ 10.060	$ 9.820	$ 9.590	$ 9.830	$ 9.820
Income (loss) from investment operations:
Net investment income[3]	0.065	0.109	0.120	0.220	0.210	0.150
Net realized and unrealized gain (loss)	(0.484)	(0.176)	0.300	0.270	(0.190)	0.060
Total from investment operations	(0.419)	(0.067)	0.420	0.490	0.020	0.210
Less dividends and distributions from:
Net investment income	—	(0.174)	(0.180)	(0.260)	(0.260)	(0.200)
Return of capital	—	(0.001)	— [4]	—	—	—
Total dividends and distributions	—	(0.175)	(0.180)	(0.260)	(0.260)	(0.200)
Net asset value, end of period	$ 9.399	$ 9.818	$ 10.060	$ 9.820	$ 9.590	$ 9.830
Total return[5]	(4.27%)	(0.67%)	4.31%	5.21%	0.24%	2.17%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$161,966	$180,707	$169,526	$131,920	$260,009	$98,895
Ratio of expenses to average net assets	0.53%	0.53%	0.53%	0.54%	0.54%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.55%	0.53%	0.54%	0.54%	0.54%	0.55%
Ratio of net investment income to average net assets	1.36%	1.09%	1.26%	2.27%	2.14%	1.49%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.34%	1.09%	1.25%	2.27%	2.14%	1.49%
Portfolio turnover	114%	274%	196%	97%	125%	135%

[1]	The Fund adopted the accounting and performance history of the Delaware VIP Limited-Term Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Limited-Term Diversified Income Series.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Limited-Term Diversified Income Fund–12

LVIP Delaware Limited-Term Diversified Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Limited-Term Diversified Income Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]	12/31/17 [2]
Net asset value, beginning of period	$ 9.762	$ 10.000	$ 9.750	$ 9.530	$ 9.760	$ 9.750
Income (loss) from investment operations:
Net investment income[3]	0.050	0.079	0.090	0.190	0.180	0.120
Net realized and unrealized gain (loss)	(0.481)	(0.183)	0.310	0.260	(0.180)	0.070
Total from investment operations	(0.431)	(0.104)	0.400	0.450	—	0.190
Less dividends and distributions from:
Net investment income	—	(0.133)	(0.150)	(0.230)	(0.230)	(0.180)
Return of capital	—	(0.001)	— [4]	—	—	—
Total dividends and distributions	—	(0.134)	(0.150)	(0.230)	(0.230)	(0.180)
Net asset value, end of period	$ 9.331	$ 9.762	$ 10.000	$ 9.750	$ 9.530	$ 9.760
Total return[5]	(4.40%)	(1.04%)	4.12%	4.81%	0.04%	1.92%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,056,250	$1,221,710	$1,243,718	$1,216,346	$1,220,337	$1,319,169
Ratio of expenses to average net assets	0.83%	0.83%	0.83%	0.84%	0.82%	0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.85%	0.83%	0.84%	0.84%	0.84%	0.85%
Ratio of net investment income to average net assets	1.06%	0.79%	0.96%	1.97%	1.86%	1.24%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.04%	0.79%	0.95%	1.97%	1.84%	1.19%
Portfolio turnover	114%	274%	196%	97%	125%	135%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP Limited-Term Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Limited-Term Diversified Income Series.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Limited-Term Diversified Income Fund–13

LVIP Delaware Limited-Term Diversified Income Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Limited-Term Diversified Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the Delaware VIP U.S. Growth Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The Fund commenced on May 1, 2021. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Standard Class shares and Service Class shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek maximum total return, consistent with reasonable risk.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
 Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Delaware Limited-Term Diversified Income Fund–14

LVIP Delaware Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.50% of the first $500 million of the Fund's average daily net assets; 0.475% of the next $500 million; 0.45% of the next $1.5 billion; and 0.425% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.53% of the average daily net assets for the Standard Class and 0.83% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2024	Total
LIAC	$ 23,434	$ 23,434
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$44,331
Legal	7,914
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Delaware Limited-Term Diversified Income Fund–15

LVIP Delaware Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,995 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 18,156
Management fees payable to LIAC	489,322
Distribution fees payable to LFD	265,088
Printing and mailing fees payable to Lincoln Life	8,995
Shareholder servicing fees payable to Lincoln Life	29,548
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$672,233,162
Purchases of U.S. government securities	816,596,131
Sales other than U.S. government securities	637,628,943
Sales of U.S. government securities	965,716,142
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,253,702,436
Aggregate unrealized appreciation of investments and derivatives	$ 9,893,758
Aggregate unrealized depreciation of investments and derivatives	(57,296,540)
Net unrealized depreciation of investments and derivatives	$ (47,402,782)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP Delaware Limited-Term Diversified Income Fund–16

LVIP Delaware Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$ 20,133,977	$—	$ 20,133,977
Agency Commercial Mortgage-Backed Securities	—	6,361,072	—	6,361,072
Agency Mortgage-Backed Securities	—	58,844,791	—	58,844,791
Corporate Bonds	—	756,646,745	—	756,646,745
Non-Agency Asset-Backed Securities	—	226,841,451	—	226,841,451
U.S. Treasury Obligations	—	137,577,432	—	137,577,432
Money Market Fund	342,399	—	—	342,399
Total Investments	$342,399	$1,206,405,468	$—	$1,206,747,867
Derivatives:

Assets:
Futures Contract	$ 198,119	$—	$—	$ 198,119
Liabilities:
Futures Contracts	$(646,332)	$—	$—	$(646,332)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	1,249,229	5,602,714
Service Class	3,484,290	13,720,478
Shares reinvested:
Standard Class	—	311,823
Service Class	—	1,703,906
	4,733,519	21,338,921
Shares redeemed:
Standard Class	(2,422,407)	(4,351,473)
Service Class	(15,439,779)	(14,668,720)
	(17,862,186)	(19,020,193)
Net increase	(13,128,667)	2,318,728
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
LVIP Delaware Limited-Term Diversified Income Fund–17

LVIP Delaware Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2022, the Fund posted $740,000 cash collateral for futures contracts.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2022, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.   No CDS contracts were outstanding at June 30, 2022.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2022, the Fund used CDS contracts to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
LVIP Delaware Limited-Term Diversified Income Fund–18

LVIP Delaware Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$198,119	Receivables and other assets net of liabilities	$(646,332)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,685,311)	$(203,650)
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	157,401	—
Total		$(1,527,910)	$(203,650)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$142,758,016	$54,090,706
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2022, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal
LVIP Delaware Limited-Term Diversified Income Fund–19

LVIP Delaware Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Change in Independent Registered Public Accounting Firm
On March 4, 2022, the Audit Committee recommended, and on March 7-8, 2022, the Trust's Board of Trustees approved, the decision to engage Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the Lincoln Variable Insurance Products Trust (the "Trust"), on behalf of LVIP Delaware Diversified Income Fund, LVIP Delaware Limited-Term Diversified Income Fund, LVIP Delaware REIT Fund, LVIP Delaware SMID Cap Core Fund, LVIP Delaware U.S. Growth Fund, LVIP Delaware Value Fund and LVIP Delaware High Yield Fund for the fiscal year ended December 31, 2022. The selection of EY does not reflect any disagreements with or dissatisfaction by the Trust or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, Tait, Weller & Baker, LLP.
10. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
11. Subsequent Events
Ernst & Young serves as independent registered public accounting firm for the fiscal year ending December 31,2022.
LVIP Delaware Limited-Term Diversified Income Fund–20

LVIP Delaware Limited-Term Diversified Income Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Limited-Term Diversified Income Fund–21

LVIP Delaware Mid Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Delaware Mid Cap Value Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Mid Cap Value Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$848.50	0.42%	$1.92
Service Class Shares	1,000.00	847.10	0.77%	3.53
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.70	0.42%	$2.11
Service Class Shares	1,000.00	1,021.00	0.77%	3.86

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Mid Cap Value Fund–1

LVIP Delaware Mid Cap Value Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.00%
Airlines	0.97%
Auto Components	0.67%
Banks	7.42%
Building Products	0.83%
Capital Markets	3.14%
Chemicals	2.67%
Communications Equipment	1.08%
Construction & Engineering	4.19%
Consumer Finance	2.23%
Containers & Packaging	3.37%
Diversified Consumer Services	0.82%
Electric Utilities	3.69%
Electrical Equipment	1.73%
Electronic Equipment, Instruments & Components	2.58%
Equity Real Estate Investment Trusts	7.25%
Food & Staples Retailing	0.63%
Food Products	2.97%
Health Care Equipment & Supplies	2.11%
Health Care Providers & Services	2.33%
Hotels, Restaurants & Leisure	2.05%
Household Durables	1.26%
Insurance	6.79%
IT Services	1.18%
Leisure Products	1.72%
Life Sciences Tools & Services	1.77%
Machinery	3.31%
Marine	0.74%
Media	1.25%
Metals & Mining	1.19%
Multiline Retail	1.17%
Multi-Utilities	3.83%
Oil, Gas & Consumable Fuels	6.36%
Paper & Forest Products	0.70%
Professional Services	3.59%
Road & Rail	0.76%
Semiconductors & Semiconductor Equipment	3.02%
Software	2.03%
Specialty Retail	1.71%
Technology Hardware, Storage & Peripherals	0.32%
Textiles, Apparel & Luxury Goods	0.59%
Trading Companies & Distributors	1.98%
Money Market Fund	0.01%
Security Type/Sector	Percentage of Net Assets
Short-Term Investments	1.93%
Total Investments	99.94%
Receivables and Other Assets Net of Liabilities	0.06%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Hess Corp.	2.11%
KBR, Inc.	2.06%
Quanta Services, Inc.	2.05%
Synopsys, Inc.	2.03%
Hartford Financial Services Group, Inc.	1.81%
Huntsman Corp.	1.76%
East West Bancorp, Inc.	1.72%
Allstate Corp.	1.62%
Raymond James Financial, Inc.	1.54%
Marathon Oil Corp.	1.51%
Total	18.21%

IT–Information Technology

LVIP Delaware Mid Cap Value Fund–2

LVIP Delaware Mid Cap Value Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.00%
Airlines–0.97%
†Southwest Airlines Co.	233,300	$ 8,426,796
		8,426,796
Auto Components–0.67%
†Aptiv PLC	65,400	5,825,178
		5,825,178
Banks–7.42%
East West Bancorp, Inc.	231,800	15,020,640
Hancock Whitney Corp.	229,500	10,173,735
KeyCorp	726,900	12,524,487
Signature Bank	48,100	8,620,001
Synovus Financial Corp.	231,900	8,359,995
Western Alliance Bancorp	141,000	9,954,600
		64,653,458
Building Products–0.83%
Johnson Controls International PLC	150,695	7,215,277
		7,215,277
Capital Markets–3.14%
Affiliated Managers Group, Inc.	61,700	7,194,220
Raymond James Financial, Inc.	149,925	13,404,794
State Street Corp.	109,400	6,744,510
		27,343,524
Chemicals–2.67%
Celanese Corp.	67,200	7,903,392
Huntsman Corp.	542,000	15,365,700
		23,269,092
Communications Equipment–1.08%
†Ciena Corp.	205,500	9,391,350
		9,391,350
Construction & Engineering–4.19%
AECOM	174,400	11,374,368
MDU Resources Group, Inc.	270,000	7,287,300
Quanta Services, Inc.	142,800	17,898,552
		36,560,220
Consumer Finance–2.23%
Ally Financial, Inc.	261,700	8,769,567
Synchrony Financial	385,300	10,641,986
		19,411,553
Containers & Packaging–3.37%
†Berry Global Group, Inc.	195,282	10,670,208
Crown Holdings, Inc.	80,100	7,382,817
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Graphic Packaging Holding Co.	554,000	$ 11,357,000
		29,410,025
Diversified Consumer Services–0.82%
Service Corp. International	103,050	7,122,816
		7,122,816
Electric Utilities–3.69%
Edison International	148,500	9,391,140
NRG Energy, Inc.	319,600	12,199,132
Xcel Energy, Inc.	148,900	10,536,164
		32,126,436
Electrical Equipment–1.73%
AMETEK, Inc.	67,200	7,384,608
Regal Rexnord Corp.	68,200	7,742,064
		15,126,672
Electronic Equipment, Instruments & Components–2.58%
Avnet, Inc.	123,281	5,286,289
†Flex Ltd.	628,541	9,094,988
†Keysight Technologies, Inc.	58,950	8,126,258
		22,507,535
Equity Real Estate Investment Trusts–7.25%
Apartment Income REIT Corp.	220,159	9,158,615
Brandywine Realty Trust	535,500	5,162,220
Host Hotels & Resorts, Inc.	316,000	4,954,880
Kimco Realty Corp.	470,200	9,295,854
Life Storage, Inc.	87,650	9,786,999
Outfront Media, Inc.	344,300	5,835,885
Spirit Realty Capital, Inc.	253,400	9,573,452
VICI Properties, Inc.	315,480	9,398,149
		63,166,054
Food & Staples Retailing–0.63%
†U.S. Foods Holding Corp.	179,000	5,491,720
		5,491,720
Food Products–2.97%
Campbell Soup Co.	80,600	3,872,830
Conagra Brands, Inc.	181,800	6,224,832
Kellogg Co.	124,300	8,867,562
Tyson Foods, Inc. Class A	80,000	6,884,800
		25,850,024
Health Care Equipment & Supplies–2.11%
STERIS PLC	44,200	9,111,830
Zimmer Biomet Holdings, Inc.	88,300	9,276,798
		18,388,628
LVIP Delaware Mid Cap Value Fund–3

LVIP Delaware Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–2.33%
AmerisourceBergen Corp.	76,500	$ 10,823,220
Quest Diagnostics, Inc.	71,300	9,481,474
		20,304,694
Hotels, Restaurants & Leisure–2.05%
Darden Restaurants, Inc.	62,750	7,098,280
Marriott International, Inc. Class A	79,140	10,763,831
		17,862,111
Household Durables–1.26%
DR Horton, Inc.	166,233	11,002,962
		11,002,962
Insurance–6.79%
Allstate Corp.	111,200	14,092,376
Assurant, Inc.	46,000	7,951,100
Globe Life, Inc.	89,550	8,728,439
Hartford Financial Services Group, Inc.	240,500	15,735,915
Reinsurance Group of America, Inc.	108,200	12,690,778
		59,198,608
IT Services–1.18%
Concentrix Corp.	49,200	6,673,488
†Fiserv, Inc.	40,800	3,629,976
		10,303,464
Leisure Products–1.72%
Hasbro, Inc.	103,800	8,499,144
Polaris, Inc.	65,500	6,502,840
		15,001,984
Life Sciences Tools & Services–1.77%
Agilent Technologies, Inc.	79,500	9,442,215
†Syneos Health, Inc.	83,200	5,963,776
		15,405,991
Machinery–3.31%
†Gates Industrial Corp. PLC	425,900	4,603,979
ITT, Inc.	133,300	8,963,092
Oshkosh Corp.	92,900	7,630,806
Stanley Black & Decker, Inc.	73,100	7,665,266
		28,863,143
Marine–0.74%
†Kirby Corp.	106,500	6,479,460
		6,479,460
Media–1.25%
Cable One, Inc.	3,150	4,061,358
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Nexstar Media Group, Inc. Class A	42,100	$ 6,857,248
		10,918,606
Metals & Mining–1.19%
Alcoa Corp.	107,500	4,899,850
Newmont Corp.	92,500	5,519,475
		10,419,325
Multiline Retail–1.17%
†Dollar Tree, Inc.	65,300	10,177,005
		10,177,005
Multi-Utilities–3.83%
CMS Energy Corp.	171,300	11,562,750
Public Service Enterprise Group, Inc.	202,300	12,801,544
WEC Energy Group, Inc.	89,900	9,047,536
		33,411,830
Oil, Gas & Consumable Fuels–6.36%
Coterra Energy, Inc.	332,800	8,582,912
Devon Energy Corp.	149,380	8,232,332
Hess Corp.	173,500	18,380,590
Marathon Oil Corp.	587,200	13,200,256
Valero Energy Corp.	66,000	7,014,480
		55,410,570
Paper & Forest Products–0.70%
Louisiana-Pacific Corp.	116,800	6,121,488
		6,121,488
Professional Services–3.59%
†CACI International, Inc. Class A	31,200	8,791,536
KBR, Inc.	370,420	17,924,624
ManpowerGroup, Inc.	59,400	4,538,754
		31,254,914
Road & Rail–0.76%
JB Hunt Transport Services, Inc.	41,900	6,597,993
		6,597,993
Semiconductors & Semiconductor Equipment–3.02%
†ON Semiconductor Corp.	158,600	7,979,166
†Qorvo, Inc.	80,100	7,555,032
Teradyne, Inc.	120,100	10,754,955
		26,289,153
Software–2.03%
†Synopsys, Inc.	58,400	17,736,080
		17,736,080

LVIP Delaware Mid Cap Value Fund–4

LVIP Delaware Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–1.71%
†AutoZone, Inc.	4,450	$ 9,563,584
Ross Stores, Inc.	76,200	5,351,526
		14,915,110
Technology Hardware, Storage & Peripherals–0.32%
†Western Digital Corp.	62,700	2,810,841
		2,810,841
Textiles, Apparel & Luxury Goods–0.59%
†Capri Holdings Ltd.	124,500	5,105,745
		5,105,745
Trading Companies & Distributors–1.98%
†United Rentals, Inc.	25,600	6,218,496
†WESCO International, Inc.	103,000	11,031,300
		17,249,796
Total Common Stock (Cost $590,735,836)		854,127,231

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.01%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	62,762	$ 62,762
Total Money Market Fund (Cost $62,762)		62,762

	Principal Amount
SHORT-TERM INVESTMENT–1.93%
Discounted Commercial Paper–1.93%
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 1.57% 7/1/22	16,850,000	16,850,000
		16,850,000
Total Short-Term Investment (Cost $16,850,000)		16,850,000

TOTAL INVESTMENTS–99.94% (Cost $607,648,598)	871,039,993
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	553,283
NET ASSETS APPLICABLE TO 22,363,806 SHARES OUTSTANDING–100.00%	$871,593,276
NET ASSET VALUE PER SHARE–LVIP DELAWARE MID CAP VALUE FUND STANDARD CLASS ($703,408,835 / 18,017,722 Shares)	$39.040
NET ASSET VALUE PER SHARE–LVIP DELAWARE MID CAP VALUE FUND SERVICE CLASS ($168,184,441 / 4,346,084 Shares)	$38.698
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$524,258,647
Distributable earnings/(accumulated loss)	347,334,629
TOTAL NET ASSETS	$871,593,276

† Non-income producing.
★ Includes $281,064 payable for fund shares redeemed, $53,630 other accrued expenses payable and $351,327 due to manager and affiliates as of June 30, 2022.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Mid Cap Value Fund–5

LVIP Delaware Mid Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 8,558,619
EXPENSES:
Management fees	1,755,002
Distribution fees-Service Class	329,831
Shareholder servicing fees	142,806
Accounting and administration expenses	97,800
Professional fees	21,508
Trustees’ fees and expenses	15,308
Reports and statements to shareholders	10,677
Custodian fees	3,479
Consulting fees	1,487
Pricing fees	772
Other	11,184
Total operating expenses	2,389,854
NET INVESTMENT INCOME	6,168,765
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	54,300,932
Net change in unrealized appreciation (depreciation) of investments	(217,690,539)
NET REALIZED AND UNREALIZED LOSS	(163,389,607)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(157,220,842)
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Mid Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 6,168,765	$ 11,886,631
Net realized gain	54,300,932	57,447,071
Net change in unrealized appreciation (depreciation)	(217,690,539)	199,200,084
Net increase (decrease) in net assets resulting from operations	(157,220,842)	268,533,786
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(11,081,159)
Service Class	—	(1,928,337)
	—	(13,009,496)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	43,685,222	103,448,799
Service Class	19,689,873	20,342,410
Reinvestment of dividends and distributions:
Standard Class	—	11,081,159
Service Class	—	1,928,337
	63,375,095	136,800,705
Cost of shares redeemed:
Standard Class	(89,078,347)	(118,197,040)
Service Class	(23,067,603)	(34,633,754)
	(112,145,950)	(152,830,794)
Decrease in net assets derived from capital share transactions	(48,770,855)	(16,030,089)
NET INCREASE (DECREASE) IN NET ASSETS	(205,991,697)	239,494,201
NET ASSETS:
Beginning of period	1,077,584,973	838,090,772
End of period	$ 871,593,276	$1,077,584,973
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Mid Cap Value Fund–6

LVIP Delaware Mid Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Mid Cap Value Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 46.009	$ 35.342	$ 36.468	$ 31.753	$ 41.502	$ 39.082
Income (loss) from investment operations:
Net investment income[2]	0.286	0.523	0.447	0.504	0.462	0.492
Net realized and unrealized gain (loss)	(7.255)	10.732	(0.357)	8.882	(5.856)	6.066
Total from investment operations	(6.969)	11.255	0.090	9.386	(5.394)	6.558
Less dividends and distributions from:
Net investment income	—	(0.588)	(0.470)	(0.409)	(0.514)	(0.524)
Net realized gain	—	—	(0.348)	(4.262)	(3.841)	(3.614)
Return of capital	—	—	(0.398)	—	—	—
Total dividends and distributions	—	(0.588)	(1.216)	(4.671)	(4.355)	(4.138)
Net asset value, end of period	$ 39.040	$ 46.009	$ 35.342	$ 36.468	$ 31.753	$ 41.502
Total return[3]	(15.15%)	31.91%	0.51%	30.43%	(14.75%)	17.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 703,409	$875,293	$671,609	$736,219	$ 431,527	$569,673
Ratio of expenses to average net assets	0.42%	0.41%	0.44%	0.46%	0.46%	0.45%
Ratio of net investment income to average net assets	1.32%	1.25%	1.48%	1.39%	1.15%	1.21%
Portfolio turnover	10%	19%	28%	13%	20%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Mid Cap Value Fund–7

LVIP Delaware Mid Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Mid Cap Value Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 45.685	$ 35.102	$ 36.246	$ 31.604	$ 41.324	$ 38.939
Income (loss) from investment operations:
Net investment income[2]	0.209	0.373	0.339	0.375	0.318	0.347
Net realized and unrealized gain (loss)	(7.196)	10.649	(0.374)	8.826	(5.809)	6.033
Total from investment operations	(6.987)	11.022	(0.035)	9.201	(5.491)	6.380
Less dividends and distributions from:
Net investment income	—	(0.439)	(0.412)	(0.297)	(0.388)	(0.381)
Net realized gain	—	—	(0.348)	(4.262)	(3.841)	(3.614)
Return of capital	—	—	(0.349)	—	—	—
Total dividends and distributions	—	(0.439)	(1.109)	(4.559)	(4.229)	(3.995)
Net asset value, end of period	$ 38.698	$ 45.685	$ 35.102	$ 36.246	$ 31.604	$ 41.324
Total return[3]	(15.29%)	31.45%	0.16%	29.97%	(15.04%)	17.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 168,184	$202,292	$166,482	$160,131	$ 115,579	$125,003
Ratio of expenses to average net assets	0.77%	0.76%	0.79%	0.81%	0.81%	0.80%
Ratio of net investment income to average net assets	0.97%	0.88%	1.13%	1.04%	0.80%	0.86%
Portfolio turnover	10%	19%	28%	13%	20%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Mid Cap Value Fund–8

LVIP Delaware Mid Cap Value Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Mid Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Delaware Mid Cap Value Fund–9

LVIP Delaware Mid Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2022.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$33,552
Legal	5,990
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,483 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Delaware Mid Cap Value Fund–10

LVIP Delaware Mid Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$272,895
Distribution fees payable to LFD	51,019
Printing and mailing fees payable to Lincoln Life	5,483
Shareholder servicing fees payable to Lincoln Life	21,930
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 93,014,797
Sales	142,819,103
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$607,648,598
Aggregate unrealized appreciation of investments	$295,485,165
Aggregate unrealized depreciation of investments	(32,093,770)
Net unrealized appreciation of investments	$263,391,395
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Mid Cap Value Fund–11

LVIP Delaware Mid Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$854,127,231	$ —	$—	$854,127,231
Money Market Fund	62,762	—	—	62,762
Short-Term Investment	—	16,850,000	—	16,850,000
Total Investments	$854,189,993	$16,850,000	$—	$871,039,993
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	1,031,687	2,562,694
Service Class	448,591	484,608
Shares reinvested:
Standard Class	—	250,824
Service Class	—	43,950
	1,480,278	3,342,076
Shares redeemed:
Standard Class	(2,038,434)	(2,792,289)
Service Class	(530,448)	(843,448)
	(2,568,882)	(3,635,737)
Net decrease	(1,088,604)	(293,661)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2022. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Delaware Mid Cap Value Fund–12

LVIP Delaware Mid Cap Value Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Mid Cap Value Fund–13

LVIP Delaware Mid Cap Value Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Mid Cap Value Fund–14

LVIP Delaware REIT Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Delaware REIT Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware REIT Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$784.60	0.83%	$3.67
Service Class Shares	1,000.00	783.40	1.13%	5.00
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.70	0.83%	$4.16
Service Class Shares	1,000.00	1,019.20	1.13%	5.66

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware REIT Fund–1

LVIP Delaware REIT Fund
Security Type/Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
REIT Apartments	18.11%
REIT Diversified	16.71%
REIT Health Care	7.25%
REIT Hotels	3.67%
REIT Manufactured Homes	2.40%
REIT Office Property	7.08%
REIT Regional Malls	2.32%
REIT Shopping Centers	9.46%
REIT Single Tenant	7.55%
REIT Storage	12.94%
REIT Warehouse/Industry	11.62%
Total	99.11%
Money Market Fund	0.65%
Total Investments	99.76%
Receivables and Other Assets Net of Liabilities	0.24%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Prologis, Inc.	9.52%
Public Storage	5.60%
Equinix, Inc.	4.62%
Welltower, Inc.	3.74%
Invitation Homes, Inc.	3.23%
Extra Space Storage, Inc.	3.22%
Duke Realty Corp.	3.17%
Equity Residential	3.10%
Realty Income Corp.	3.00%
Digital Realty Trust, Inc.	2.95%
Total	42.15%

REIT–Real Estate Investment Trust

LVIP Delaware REIT Fund–2

LVIP Delaware REIT Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.11%
REIT Apartments–18.11%
†American Campus Communities, Inc.	27,234	$ 1,755,776
American Homes 4 Rent Class A	110,774	3,925,831
AvalonBay Communities, Inc.	51,933	10,087,985
Camden Property Trust	49,168	6,612,113
Equity Residential	157,157	11,349,879
Essex Property Trust, Inc.	38,403	10,042,768
Independence Realty Trust, Inc.	175,684	3,641,929
Invitation Homes, Inc.	331,850	11,807,223
Mid-America Apartment Communities, Inc.	32,102	5,607,256
NexPoint Residential Trust, Inc.	5,435	339,742
UDR, Inc.	24,335	1,120,383
		66,290,885
REIT Diversified–16.71%
Digital Realty Trust, Inc.	83,301	10,814,969
Duke Realty Corp.	210,907	11,589,340
EPR Properties	14,309	671,521
Equinix, Inc.	25,717	16,896,583
Gaming & Leisure Properties, Inc.	67,237	3,083,489
Lamar Advertising Co. Class A	23,684	2,083,481
LXP Industrial Trust	250,844	2,694,064
Outfront Media, Inc.	153,064	2,594,435
VICI Properties, Inc.	322,344	9,602,628
WP Carey, Inc.	13,674	1,133,028
		61,163,538
REIT Health Care–7.25%
CareTrust REIT, Inc.	92,722	1,709,794
Healthcare Trust of America, Inc. Class A	211,480	5,902,407
Healthpeak Properties, Inc.	72,038	1,866,504
Medical Properties Trust, Inc.	76,455	1,167,468
Ventas, Inc.	42,944	2,208,610
Welltower, Inc.	166,287	13,693,734
		26,548,517
REIT Hotels–3.67%
Apple Hospitality REIT, Inc.	451,303	6,620,615
†Chatham Lodging Trust	241,903	2,527,887
Host Hotels & Resorts, Inc.	273,987	4,296,116
		13,444,618
REIT Manufactured Homes–2.40%
Equity LifeStyle Properties, Inc.	50,452	3,555,352
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Manufactured Homes (continued)
Sun Communities, Inc.	32,793	$ 5,225,893
		8,781,245
REIT Office Property–7.08%
Alexandria Real Estate Equities, Inc.	67,497	9,789,090
Boston Properties, Inc.	8,279	736,665
City Office REIT, Inc.	30,730	397,953
Cousins Properties, Inc.	142,399	4,162,323
Douglas Emmett, Inc.	41,473	928,166
Highwoods Properties, Inc.	134,604	4,602,111
Kilroy Realty Corp.	48,743	2,550,721
Piedmont Office Realty Trust, Inc. Class A	210,999	2,768,307
		25,935,336
REIT Regional Malls–2.32%
Simon Property Group, Inc.	89,478	8,493,252
		8,493,252
REIT Shopping Centers–9.46%
Brixmor Property Group, Inc.	306,896	6,202,368
Kimco Realty Corp.	245,549	4,854,504
Kite Realty Group Trust	197,450	3,413,911
Phillips Edison & Co., Inc.	185,419	6,194,849
Regency Centers Corp.	87,635	5,197,632
Retail Opportunity Investments Corp.	335,194	5,289,361
SITE Centers Corp.	185,883	2,503,844
Urban Edge Properties	64,264	977,455
		34,633,924
REIT Single Tenant–7.55%
Agree Realty Corp.	46,252	3,336,157
Essential Properties Realty Trust, Inc.	148,942	3,200,764
Four Corners Property Trust, Inc.	39,712	1,055,942
Realty Income Corp.	160,950	10,986,447
Spirit Realty Capital, Inc.	113,148	4,274,731
STORE Capital Corp.	184,273	4,805,840
		27,659,881
REIT Storage–12.94%
CubeSmart	71,749	3,065,117
Extra Space Storage, Inc.	69,207	11,773,495
Life Storage, Inc.	73,927	8,254,689
National Storage Affiliates Trust	75,197	3,765,114
Public Storage	65,581	20,505,211
		47,363,626
LVIP Delaware REIT Fund–3

LVIP Delaware REIT Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Warehouse/Industry–11.62%
Plymouth Industrial REIT, Inc.	60,882	$ 1,067,870
Prologis, Inc.	296,233	34,851,813
Rexford Industrial Realty, Inc.	62,909	3,622,929
Terreno Realty Corp.	53,492	2,981,109
		42,523,721
Total Common Stock (Cost $312,265,670)		362,838,543

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.65%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	2,379,458	$ 2,379,458
Total Money Market Fund (Cost $2,379,458)		2,379,458

TOTAL INVESTMENTS–99.76% (Cost $314,645,128)	365,218,001
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.24%	882,489
NET ASSETS APPLICABLE TO 27,791,455 SHARES OUTSTANDING–100.00%	$366,100,490
NET ASSET VALUE PER SHARE–LVIP DELAWARE REIT FUND STANDARD CLASS ($206,213,480 / 15,656,650 Shares)	$13.171
NET ASSET VALUE PER SHARE–LVIP DELAWARE REIT FUND SERVICE CLASS ($159,887,010 / 12,134,805 Shares)	$13.176
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$351,385,770
Distributable earnings/(accumulated loss)	14,714,720
TOTAL NET ASSETS	$366,100,490

† Non-income producing.
★ Includes $3,745 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $172,228 payable for fund shares redeemed, $59,028 other accrued expenses payable and $282,561 due to manager and affiliates as of June 30, 2022.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware REIT Fund–4

LVIP Delaware REIT Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 6,477,688
EXPENSES:
Management fees	1,590,425
Distribution fees-Service Class	280,115
Shareholder servicing fees	61,496
Accounting and administration expenses	49,919
Professional fees	22,546
Trustees’ fees and expenses	6,780
Reports and statements to shareholders	6,646
Custodian fees	6,052
Pricing fees	1,734
Consulting fees	1,305
Other	22,732
2,049,750
Less:
Expenses reimbursed	(9,565)
Total operating expenses	2,040,185
NET INVESTMENT INCOME	4,437,503
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	4,542,744
Net change in unrealized appreciation (depreciation) of investments	(112,323,131)
NET REALIZED AND UNREALIZED LOSS	(107,780,387)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(103,342,884)
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware REIT Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,437,503	$ 3,747,862
Net realized gain	4,542,744	24,714,307
Net change in unrealized appreciation (depreciation)	(112,323,131)	129,020,875
Net increase (decrease) in net assets resulting from operations	(103,342,884)	157,483,044
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(7,405,382)
Service Class	—	(4,656,707)
Return of capital:
Standard Class	—	(12,976)
Service Class	—	(8,159)
	—	(12,083,224)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,278,144	23,133,368
Service Class	11,101,245	18,644,295
Reinvestment of dividends and distributions:
Standard Class	—	7,418,358
Service Class	—	4,664,866
	23,379,389	53,860,887
Cost of shares redeemed:
Standard Class	(22,559,757)	(51,494,948)
Service Class	(24,192,749)	(43,957,127)
	(46,752,506)	(95,452,075)
Decrease in net assets derived from capital share transactions	(23,373,117)	(41,591,188)
NET INCREASE (DECREASE) IN NET ASSETS	(126,716,001)	103,808,632
NET ASSETS:
Beginning of period	492,816,491	389,007,859
End of period	$ 366,100,490	$492,816,491
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware REIT Fund–5

LVIP Delaware REIT Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware REIT Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]	12/31/17 [2]
Net asset value, beginning of period	$ 16.787	$ 12.090	$ 14.690	$ 11.850	$ 13.490	$ 15.570
Income (loss) from investment operations:
Net investment income[3]	0.166	0.140	0.230	0.240	0.280	0.270
Net realized and unrealized gain (loss)	(3.782)	4.994	(1.920)	2.900	(1.270)	(0.030)
Total from investment operations	(3.616)	5.134	(1.690)	3.140	(0.990)	0.240
Less dividends and distributions from:
Net investment income	—	(0.436)	(0.250)	(0.300)	(0.270)	(0.240)
Net realized gain	—	—	(0.660)	—	(0.380)	(2.080)
Return of capital	—	(0.001)	—	—	—	—
Total dividends and distributions	—	(0.437)	(0.910)	(0.300)	(0.650)	(2.320)
Net asset value, end of period	$ 13.171	$ 16.787	$ 12.090	$ 14.690	$ 11.850	$ 13.490
Total return[4]	(21.54%)	43.07%	(10.41%)	26.81%	(7.22%)	1.54%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 206,213	$274,086	$ 214,644	$236,492	$198,904	$235,390
Ratio of expenses to average net assets	0.83%	0.82%	0.83%	0.83%	0.83%	0.84%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.84%	0.82%	0.84%	0.83%	0.83%	0.84%
Ratio of net investment income to average net assets	2.22%	0.98%	1.94%	1.70%	2.23%	1.94%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.21%	0.98%	1.93%	1.70%	2.23%	1.94%
Portfolio turnover	14%	15%	127%	98%	111%	173%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP REIT Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP REIT Series.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware REIT Fund–6

LVIP Delaware REIT Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware REIT Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]	12/31/17 [2]
Net asset value, beginning of period	$ 16.818	$ 12.080	$ 14.660	$ 11.820	$ 13.460	$ 15.540
Income (loss) from investment operations:
Net investment income[3]	0.144	0.097	0.190	0.200	0.240	0.240
Net realized and unrealized gain (loss)	(3.786)	4.982	(1.900)	2.900	(1.270)	(0.030)
Total from investment operations	(3.642)	5.079	(1.710)	3.100	(1.030)	0.210
Less dividends and distributions from:
Net investment income	—	(0.340)	(0.210)	(0.260)	(0.230)	(0.210)
Net realized gain	—	—	(0.660)	—	(0.380)	(2.080)
Return of capital	—	(0.001)	—	—	—	—
Total dividends and distributions	—	(0.341)	(0.870)	(0.260)	(0.610)	(2.290)
Net asset value, end of period	$ 13.176	$ 16.818	$ 12.080	$ 14.660	$ 11.820	$ 13.460
Total return[4]	(21.66%)	42.54%	(10.64%)	26.50%	(7.52%)	1.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 159,887	$218,731	$ 174,364	$204,193	$173,457	$212,133
Ratio of expenses to average net assets	1.13%	1.12%	1.13%	1.13%	1.11%	1.09%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.14%	1.12%	1.14%	1.13%	1.13%	1.14%
Ratio of net investment income to average net assets	1.92%	0.68%	1.64%	1.40%	1.95%	1.69%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.91%	0.68%	1.63%	1.40%	1.93%	1.64%
Portfolio turnover	14%	15%	127%	98%	111%	173%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP REIT Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP REIT Series.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware REIT Fund–7

LVIP Delaware REIT Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware REIT Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the Delaware REIT Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The Fund commenced on May 1, 2021. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Standard Class shares and Service Class shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek maximum long-term total return, with capital appreciation as a secondary objective.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such
LVIP Delaware REIT Fund–8

LVIP Delaware REIT Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund's average daily net assets; 0.70% of the next $500 million; 0.65% of the next $1.5 billion; and 0.60% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.83% of the average daily net assets for the Standard Class and 1.13% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2022, no expense reimbursements were subject to recoupment.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$14,702
Legal	2,625
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,938 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 3,745
Management fees payable to LIAC	228,711
Distribution fees payable to LFD	40,069
Printing and mailing fees payable to Lincoln Life	4,938
Shareholder servicing fees payable to Lincoln Life	8,843
LVIP Delaware REIT Fund–9

LVIP Delaware REIT Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$60,848,911
Sales	78,198,751
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$314,645,128
Aggregate unrealized appreciation of investments	$ 62,236,209
Aggregate unrealized depreciation of investments	(12,902,259)
Net unrealized appreciation of investments	$ 49,333,950
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$362,838,543	$—	$—	$362,838,543
Money Market Fund	2,379,458	—	—	2,379,458
Total Investments	$365,218,001	$—	$—	$365,218,001
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware REIT Fund–10

LVIP Delaware REIT Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	812,965	1,579,663
Service Class	732,951	1,274,608
Shares reinvested:
Standard Class	—	513,840
Service Class	—	325,276
	1,545,916	3,693,387
Shares redeemed:
Standard Class	(1,483,941)	(3,515,167)
Service Class	(1,603,894)	(3,033,811)
	(3,087,835)	(6,548,978)
Net decrease	(1,541,919)	(2,855,591)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Risk Factors
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Change in Independent Registered Public Accounting Firm
On March 4, 2022, the Audit Committee recommended, and on March 7-8, 2022, the Trust's Board of Trustees approved, the decision to engage Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the Lincoln Variable Insurance Products Trust (the "Trust"), on behalf of LVIP Delaware Diversified Income Fund, LVIP Delaware Limited-Term Diversified Income Fund, LVIP Delaware REIT Fund, LVIP Delaware SMID Cap Core Fund, LVIP Delaware U.S. Growth Fund, LVIP Delaware Value Fund and LVIP Delaware High Yield Fund for the fiscal year ended December 31, 2022. The selection of EY does not reflect any disagreements with or dissatisfaction by the Trust or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, Tait, Weller & Baker, LLP.
LVIP Delaware REIT Fund–11

LVIP Delaware REIT Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Ernst & Young serves as independent registered public accounting firm for the fiscal year ending December 31,2022.
LVIP Delaware REIT Fund–12

LVIP Delaware REIT Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware REIT Fund–13

LVIP Delaware SMID Cap Core Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Delaware SMID Cap Core Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware SMID Cap Core Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$810.40	0.80%	$3.59
Service Class Shares	1,000.00	809.20	1.10%	4.93
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.80	0.80%	$4.01
Service Class Shares	1,000.00	1,019.30	1.10%	5.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware SMID Cap Core Fund–1

LVIP Delaware SMID Cap Core Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.67%
Aerospace & Defense	0.36%
Airlines	0.53%
Auto Components	0.99%
Banks	6.45%
Biotechnology	5.65%
Building Products	1.29%
Capital Markets	1.85%
Chemicals	2.57%
Commercial Services & Supplies	2.21%
Construction & Engineering	4.12%
Containers & Packaging	0.72%
Electrical Equipment	0.82%
Electronic Equipment, Instruments & Components	0.76%
Energy Equipment & Services	1.35%
Entertainment	0.40%
Equity Real Estate Investment Trusts	6.35%
Food & Staples Retailing	1.87%
Food Products	0.73%
Gas Utilities	1.11%
Health Care Equipment & Supplies	1.34%
Health Care Providers & Services	0.82%
Health Care Technology	0.75%
Hotels, Restaurants & Leisure	2.78%
Household Durables	2.26%
Insurance	4.28%
Interactive Media & Services	1.08%
IT Services	4.05%
Leisure Products	1.67%
Life Sciences Tools & Services	3.33%
Machinery	3.34%
Marine	0.83%
Media	0.80%
Metals & Mining	3.36%
Multi-Utilities	1.06%
Oil, Gas & Consumable Fuels	4.16%
Pharmaceuticals	1.95%
Professional Services	2.80%
Road & Rail	1.64%
Semiconductors & Semiconductor Equipment	3.06%
Software	5.59%
Specialty Retail	2.64%
Textiles, Apparel & Luxury Goods	1.02%
Thrifts & Mortgage Finance	1.85%
Trading Companies & Distributors	2.08%
Security Type/Sector	Percentage of Net Assets
Money Market Fund	1.33%
Total Investments	100.00%
Liabilities Net of Receivables and Other Assets	0.00%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Diamondback Energy, Inc.	2.71%
Quanta Services, Inc.	2.06%
Reliance Steel & Aluminum Co.	1.78%
ExlService Holdings, Inc.	1.62%
Huntsman Corp.	1.49%
Chesapeake Energy Corp.	1.45%
Catalent, Inc.	1.41%
Liberty Energy, Inc. Class A	1.35%
East West Bancorp, Inc.	1.33%
Casey's General Stores, Inc.	1.19%
Total	16.39%

IT–Information Technology

LVIP Delaware SMID Cap Core Fund–2

LVIP Delaware SMID Cap Core Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.67%
Aerospace & Defense–0.36%
Woodward, Inc.	21,300	$ 1,970,037
		1,970,037
Airlines–0.53%
†Allegiant Travel Co.	25,686	2,904,830
		2,904,830
Auto Components–0.99%
BorgWarner, Inc.	105,427	3,518,099
Dana, Inc.	137,520	1,934,906
		5,453,005
Banks–6.45%
Comerica, Inc.	64,456	4,729,781
East West Bancorp, Inc.	113,175	7,333,740
SouthState Corp.	62,397	4,813,928
Umpqua Holdings Corp.	282,939	4,744,887
Valley National Bancorp	340,287	3,542,388
Webster Financial Corp.	137,479	5,794,740
Western Alliance Bancorp	66,275	4,679,015
		35,638,479
Biotechnology–5.65%
†Amicus Therapeutics, Inc.	213,550	2,293,527
†Biohaven Pharmaceutical Holding Co. Ltd.	27,302	3,978,175
†Blueprint Medicines Corp.	55,493	2,802,952
†Exact Sciences Corp.	28,702	1,130,572
†Halozyme Therapeutics, Inc.	118,952	5,233,888
†Insmed, Inc.	106,838	2,106,845
†Ligand Pharmaceuticals, Inc.	37,491	3,344,947
†Natera, Inc.	52,623	1,864,959
†Neurocrine Biosciences, Inc.	52,713	5,138,463
†Ultragenyx Pharmaceutical, Inc.	55,952	3,338,096
		31,232,424
Building Products–1.29%
Carlisle Cos., Inc.	16,828	4,015,329
Zurn Water Solutions Corp.	113,749	3,098,523
		7,113,852
Capital Markets–1.85%
Hamilton Lane, Inc. Class A	41,557	2,791,800
Raymond James Financial, Inc.	47,937	4,286,047
Stifel Financial Corp.	56,555	3,168,211
		10,246,058
Chemicals–2.57%
Huntsman Corp.	290,558	8,237,319
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Minerals Technologies, Inc.	97,015	$ 5,950,900
		14,188,219
Commercial Services & Supplies–2.21%
ABM Industries, Inc.	86,185	3,742,153
†Casella Waste Systems, Inc. Class A	34,341	2,495,904
†Clean Harbors, Inc.	35,023	3,070,466
Tetra Tech, Inc.	21,175	2,891,446
		12,199,969
Construction & Engineering–4.12%
†Ameresco, Inc. Class A	40,215	1,832,195
†MasTec, Inc.	50,948	3,650,934
Quanta Services, Inc.	90,562	11,351,041
†WillScot Mobile Mini Holdings Corp.	182,768	5,925,339
		22,759,509
Containers & Packaging–0.72%
Westrock Co.	99,197	3,952,009
		3,952,009
Electrical Equipment–0.82%
†Generac Holdings, Inc.	9,617	2,025,148
Regal Rexnord Corp.	22,143	2,513,673
		4,538,821
Electronic Equipment, Instruments & Components–0.76%
†II-VI, Inc.	82,424	4,199,503
		4,199,503
Energy Equipment & Services–1.35%
†Liberty Energy, Inc. Class A	586,098	7,478,611
		7,478,611
Entertainment–0.40%
†IMAX Corp.	129,658	2,189,924
		2,189,924
Equity Real Estate Investment Trusts–6.35%
Brixmor Property Group, Inc.	238,166	4,813,335
Camden Property Trust	45,504	6,119,378
Cousins Properties, Inc.	63,397	1,853,094
†DiamondRock Hospitality Co.	222,584	1,827,415
First Industrial Realty Trust, Inc.	80,215	3,808,608
Kite Realty Group Trust	139,444	2,410,987
Life Storage, Inc.	46,580	5,201,123
LXP Industrial Trust	254,630	2,734,726
Pebblebrook Hotel Trust	161,136	2,670,023
LVIP Delaware SMID Cap Core Fund–3

LVIP Delaware SMID Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Physicians Realty Trust	208,020	$ 3,629,949
		35,068,638
Food & Staples Retailing–1.87%
†BJ's Wholesale Club Holdings, Inc.	60,198	3,751,539
Casey's General Stores, Inc.	35,500	6,566,790
		10,318,329
Food Products–0.73%
J & J Snack Foods Corp.	28,973	4,046,369
		4,046,369
Gas Utilities–1.11%
Spire, Inc.	82,598	6,142,813
		6,142,813
Health Care Equipment & Supplies–1.34%
†QuidelOrtho Corp.	30,019	2,917,246
†Shockwave Medical, Inc.	23,452	4,483,319
		7,400,565
Health Care Providers & Services–0.82%
Encompass Health Corp.	80,828	4,530,409
		4,530,409
Health Care Technology–0.75%
†Inspire Medical Systems, Inc.	22,761	4,157,752
		4,157,752
Hotels, Restaurants & Leisure–2.78%
Aramark	169,296	5,185,536
†Brinker International, Inc.	71,905	1,584,067
Jack in the Box, Inc.	31,926	1,789,772
Texas Roadhouse, Inc.	44,718	3,273,358
Wendy's Co.	185,499	3,502,221
		15,334,954
Household Durables–2.26%
†Helen of Troy Ltd.	13,503	2,193,022
KB Home	67,991	1,935,024
La-Z-Boy, Inc.	91,207	2,162,518
†Taylor Morrison Home Corp.	95,700	2,235,552
Toll Brothers, Inc.	89,330	3,984,118
		12,510,234
Insurance–4.28%
Axis Capital Holdings Ltd.	113,719	6,492,218
Kemper Corp.	91,899	4,401,962
Primerica, Inc.	54,196	6,486,719
Reinsurance Group of America, Inc.	53,495	6,274,429
		23,655,328
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–1.08%
†Yelp, Inc.	96,074	$ 2,667,975
†Ziff Davis, Inc.	44,394	3,308,685
		5,976,660
IT Services–4.05%
†ExlService Holdings, Inc.	60,918	8,975,049
SS&C Technologies Holdings, Inc.	40,270	2,338,479
Switch, Inc. Class A	138,671	4,645,478
†WNS Holdings Ltd.ADR	85,867	6,409,113
		22,368,119
Leisure Products–1.67%
†Malibu Boats, Inc. Class A	90,599	4,775,473
†YETI Holdings, Inc.	102,205	4,422,411
		9,197,884
Life Sciences Tools & Services–3.33%
Azenta, Inc.	56,473	4,071,703
Bio-Techne Corp.	14,768	5,119,180
†ICON PLC	20,849	4,517,978
†Repligen Corp.	28,826	4,681,343
		18,390,204
Machinery–3.34%
Barnes Group, Inc.	36,220	1,127,891
Federal Signal Corp.	63,141	2,247,819
†Gates Industrial Corp. PLC	131,384	1,420,261
Graco, Inc.	53,858	3,199,704
Kadant, Inc.	13,912	2,536,853
Lincoln Electric Holdings, Inc.	33,261	4,103,077
Oshkosh Corp.	46,278	3,801,275
		18,436,880
Marine–0.83%
†Kirby Corp.	75,420	4,588,553
		4,588,553
Media–0.80%
Interpublic Group of Cos., Inc.	160,193	4,410,113
		4,410,113
Metals & Mining–3.36%
Kaiser Aluminum Corp.	52,177	4,126,679
Reliance Steel & Aluminum Co.	57,801	9,818,078
Worthington Industries, Inc.	104,554	4,610,831
		18,555,588
Multi-Utilities–1.06%
Black Hills Corp.	80,710	5,873,267
		5,873,267

LVIP Delaware SMID Cap Core Fund–4

LVIP Delaware SMID Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–4.16%
Chesapeake Energy Corp.	98,899	$ 8,020,709
Diamondback Energy, Inc.	123,420	14,952,333
		22,973,042
Pharmaceuticals–1.95%
†Catalent, Inc.	72,627	7,792,151
†Supernus Pharmaceuticals, Inc.	103,821	3,002,503
		10,794,654
Professional Services–2.80%
†ASGN, Inc.	59,827	5,399,386
Jacobs Engineering Group, Inc.	45,006	5,721,613
KBR, Inc.	89,492	4,330,518
		15,451,517
Road & Rail–1.64%
Knight-Swift Transportation Holdings, Inc.	87,765	4,062,642
Werner Enterprises, Inc.	129,173	4,978,327
		9,040,969
Semiconductors & Semiconductor Equipment–3.06%
†Ichor Holdings Ltd.	32,520	844,870
†MACOM Technology Solutions Holdings, Inc.	55,371	2,552,603
†MaxLinear, Inc.	96,254	3,270,711
†ON Semiconductor Corp.	85,988	4,326,056
†Semtech Corp.	48,152	2,646,915
†Silicon Laboratories, Inc.	23,373	3,277,362
		16,918,517
Software–5.59%
†Blackline, Inc.	23,275	1,550,115
†Box, Inc. Class A	71,568	1,799,220
†Dynatrace, Inc.	75,838	2,991,051
†Guidewire Software, Inc.	37,055	2,630,534
†Paycom Software, Inc.	3,648	1,021,878
†Procore Technologies, Inc.	47,847	2,171,775
†PTC, Inc.	60,866	6,472,490
†Q2 Holdings, Inc.	53,073	2,047,026
†Rapid7, Inc.	46,423	3,101,056
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Smartsheet, Inc. Class A	65,187	$ 2,048,827
†Sprout Social, Inc. Class A	21,865	1,269,701
†Tyler Technologies, Inc.	2,876	956,212
†Varonis Systems, Inc.	95,665	2,804,898
		30,864,783
Specialty Retail–2.64%
American Eagle Outfitters, Inc.	214,200	2,394,756
Dick's Sporting Goods, Inc.	70,418	5,307,405
†Five Below, Inc.	49,538	5,619,095
Tractor Supply Co.	6,635	1,286,195
		14,607,451
Textiles, Apparel & Luxury Goods–1.02%
Steven Madden Ltd.	174,312	5,614,590
		5,614,590
Thrifts & Mortgage Finance–1.85%
Essent Group Ltd.	113,674	4,421,919
†NMI Holdings, Inc. Class A	138,516	2,306,291
WSFS Financial Corp.	87,240	3,497,452
		10,225,662
Trading Companies & Distributors–2.08%
†Beacon Roofing Supply, Inc.	90,773	4,662,101
Boise Cascade Co.	69,968	4,162,396
†WESCO International, Inc.	24,665	2,641,622
		11,466,119
Total Common Stock (Cost $450,322,229)		544,985,213

MONEY MARKET FUND–1.33%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	7,371,352	7,371,352
Total Money Market Fund (Cost $7,371,352)		7,371,352

TOTAL INVESTMENTS–100.00% (Cost $457,693,581)	552,356,565
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–0.00%	(26,211)
NET ASSETS APPLICABLE TO 25,020,608 SHARES OUTSTANDING–100.00%	$552,330,354
NET ASSET VALUE PER SHARE–LVIP DELAWARE SMID CAP CORE FUND STANDARD CLASS ($365,608,625 / 16,047,086 Shares)	$22.783
NET ASSET VALUE PER SHARE–LVIP DELAWARE SMID CAP CORE FUND SERVICE CLASS ($186,721,729 / 8,973,522 Shares)	$20.808
LVIP Delaware SMID Cap Core Fund–5

LVIP Delaware SMID Cap Core Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$422,753,891
Distributable earnings/(accumulated loss)	129,576,463
TOTAL NET ASSETS	$552,330,354

† Non-income producing.
★ Includes $7,589 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $90,209 payable for fund shares redeemed, $103,086 other accrued expenses payable and $418,769 due to manager and affiliates as of June 30, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware SMID Cap Core Fund–6

LVIP Delaware SMID Cap Core Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 4,529,778
EXPENSES:
Management fees	2,333,475
Distribution fees-Service Class	322,986
Shareholder servicing fees	91,537
Accounting and administration expenses	68,780
Professional fees	27,155
Trustees’ fees and expenses	10,001
Reports and statements to shareholders	7,683
Custodian fees	6,915
Pricing fees	2,375
Consulting fees	1,362
Other	8,077
2,880,346
Less:
Expenses reimbursed	(32,215)
Total operating expenses	2,848,131
NET INVESTMENT INCOME	1,681,647
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	18,009,409
Net change in unrealized appreciation (depreciation) of investments	(151,767,608)
NET REALIZED AND UNREALIZED LOSS	(133,758,199)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(132,076,552)
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware SMID Cap Core Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,681,647	$ 592,575
Net realized gain	18,009,409	47,262,806
Net change in unrealized appreciation (depreciation)	(151,767,608)	95,485,867
Net increase (decrease) in net assets resulting from operations	(132,076,552)	143,341,248
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(36,722,649)
Service Class	—	(20,778,363)
Return of capital:
Standard Class	—	(19,657)
Service Class	—	(11,123)
	—	(57,531,792)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,757,524	18,320,205
Service Class	8,073,741	16,757,948
Reinvestment of dividends and distributions:
Standard Class	—	36,742,306
Service Class	—	20,789,486
	16,831,265	92,609,945
Cost of shares redeemed:
Standard Class	(23,748,177)	(57,893,479)
Service Class	(20,797,223)	(52,892,185)
	(44,545,400)	(110,785,664)
Decrease in net assets derived from capital share transactions	(27,714,135)	(18,175,719)
NET INCREASE (DECREASE) IN NET ASSETS	(159,790,687)	67,633,737
NET ASSETS:
Beginning of period	712,121,041	644,487,304
End of period	$ 552,330,354	$ 712,121,041
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware SMID Cap Core Fund–7

LVIP Delaware SMID Cap Core Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware SMID Cap Core Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]	12/31/17 [2,3]
Net asset value, beginning of period	$ 28.114	$ 24.740	$ 23.090	$ 18.920	$ 30.980	$ 28.080
Income (loss) from investment operations:
Net investment income[4]	0.081	0.052	0.210	0.110	0.120	0.060
Net realized and unrealized gain (loss)	(5.412)	5.604	2.040	5.370	(2.590)	4.890
Total from investment operations	(5.331)	5.656	2.250	5.480	(2.470)	4.950
Less dividends and distributions from:
Net investment income	—	(0.273)	(0.110)	(0.120)	(0.050)	(0.090)
Net realized gain	—	(2.008)	(0.490)	(1.190)	(9.540)	(1.960)
Return of capital	—	(0.001)	—	—	—	—
Total dividends and distributions	—	(2.282)	(0.600)	(1.310)	(9.590)	(2.050)
Net asset value, end of period	$ 22.783	$ 28.114	$ 24.740	$ 23.090	$ 18.920	$ 30.980
Total return[5]	(18.96%)	23.18%	11.09%	29.63%	(12.12%)	18.65%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 365,609	$467,478	$413,756	$399,267	$ 343,361	$411,087
Ratio of expenses to average net assets	0.80%	0.80%	0.82%	0.81%	0.81%	0.81%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.81%	0.80%	0.82%	0.81%	0.81%	0.81%
Ratio of net investment income to average net assets	0.64%	0.19%	1.02%	0.52%	0.51%	0.22%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.63%	0.19%	1.02%	0.52%	0.51%	0.22%
Portfolio turnover	25%	17%	32%	14%	18%	112%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP SMID Cap Core Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP SMID Cap Core Series.
[3]	Effective April 28, 2017, Jackson Square Partners, LLC no longer serves as sub-advisor to the Series. The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2017.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware SMID Cap Core Fund–8

LVIP Delaware SMID Cap Core Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware SMID Cap Core Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]	12/31/17 [2,3]
Net asset value, beginning of period	$ 25.715	$ 22.750	$ 21.280	$ 17.520	$ 29.410	$ 26.750
Income (loss) from investment operations:
Net investment income (loss)[4]	0.039	(0.031)	0.140	0.040	0.050	(0.010)
Net realized and unrealized gain (loss)	(4.946)	5.154	1.870	4.970	(2.400)	4.660
Total from investment operations	(4.907)	5.123	2.010	5.010	(2.350)	4.650
Less dividends and distributions from:
Net investment income	—	(0.148)	(0.050)	(0.060)	—	(0.030)
Net realized gain	—	(2.009)	(0.490)	(1.190)	(9.540)	(1.960)
Return of capital	—	(0.001)	—	—	—	—
Total dividends and distributions	—	(2.158)	(0.540)	(1.250)	(9.540)	(1.990)
Net asset value, end of period	$ 20.808	$ 25.715	$ 22.750	$ 21.280	$ 17.520	$ 29.410
Total return[5]	(19.08%)	22.83%	10.74%	29.25%	(12.40%)	18.38%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 186,722	$244,643	$230,731	$228,479	$ 197,556	$239,918
Ratio of expenses to average net assets	1.10%	1.10%	1.12%	1.11%	1.09%	1.06%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.11%	1.10%	1.12%	1.11%	1.11%	1.11%
Ratio of net investment income (loss) to average net assets	0.34%	(0.13%)	0.72%	0.22%	0.23%	(0.03%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.33%	(0.13%)	0.72%	0.22%	0.21%	(0.08%)
Portfolio turnover	25%	17%	32%	14%	18%	112%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP SMID Cap Core Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP SMID Cap Core Series.
[3]	Effective April 28, 2017, Jackson Square Partners, LLC no longer serves as sub-advisor to the Series. The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2017.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware SMID Cap Core Fund–9

LVIP Delaware SMID Cap Core Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware SMID Cap Core Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the Delaware SMID Cap Core Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The Fund commenced on May 1, 2021. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Standard Class shares and Service Class shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities
LVIP Delaware SMID Cap Core Fund–10

LVIP Delaware SMID Cap Core Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund's average daily net assets; 0.70% of the next $500 million; 0.65% of the next $1.5 billion; and 0.60% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.80% of the average daily net assets for the Standard Class and 1.10% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2022, no expense reimbursements were subject to recoupment.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$21,710
Legal	3,876
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,544 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Delaware SMID Cap Core Fund–11

LVIP Delaware SMID Cap Core Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2022, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 7,589
Management fees payable to LIAC	351,552
Distribution fees payable to LFD	47,960
Printing and mailing fees payable to Lincoln Life	5,544
Shareholder servicing fees payable to Lincoln Life	13,713
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$161,660,934
Sales	188,215,309
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$457,834,961
Aggregate unrealized appreciation of investments	$135,085,258
Aggregate unrealized depreciation of investments	(40,563,655)
Net unrealized appreciation of investments	$ 94,521,603
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware SMID Cap Core Fund–12

LVIP Delaware SMID Cap Core Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$544,985,213	$—	$—	$544,985,213
Money Market Fund	7,371,352	—	—	7,371,352
Total Investments	$552,356,565	$—	$—	$552,356,565
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	346,775	685,961
Service Class	346,578	673,207
Shares reinvested:
Standard Class	—	1,349,000
Service Class	—	834,108
	693,353	3,542,276
Shares redeemed:
Standard Class	(927,493)	(2,133,710)
Service Class	(886,668)	(2,135,778)
	(1,814,161)	(4,269,488)
Net increase	(1,120,808)	(727,212)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Risk Factors
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Delaware SMID Cap Core Fund–13

LVIP Delaware SMID Cap Core Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Change in Independent Registered Public Accounting Firm
On March 4, 2022, the Audit Committee recommended, and on March 7-8, 2022, the Trust's Board of Trustees approved, the decision to engage Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the Lincoln Variable Insurance Products Trust (the "Trust"), on behalf of LVIP Delaware Diversified Income Fund, LVIP Delaware Limited-Term Diversified Income Fund, LVIP Delaware REIT Fund, LVIP Delaware SMID Cap Core Fund, LVIP Delaware U.S. Growth Fund, LVIP Delaware Value Fund and LVIP Delaware High Yield Fund for the fiscal year ended December 31, 2022. The selection of EY does not reflect any disagreements with or dissatisfaction by the Trust or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, Tait, Weller & Baker, LLP.
9. Subsequent Events
Ernst & Young serves as independent registered public accounting firm for the fiscal year ending December 31,2022.
LVIP Delaware SMID Cap Core Fund–14

LVIP Delaware SMID Cap Core Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware SMID Cap Core Fund–15

LVIP Delaware Social Awareness Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Delaware Social Awareness Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Social Awareness Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$782.80	0.44%	$1.94
Service Class Shares	1,000.00	781.50	0.79%	3.49
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.60	0.44%	$2.21
Service Class Shares	1,000.00	1,020.90	0.79%	3.96

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.65%
Airlines	0.51%
Auto Components	0.36%
Automobiles	1.69%
Banks	5.21%
Beverages	1.79%
Biotechnology	1.95%
Building Products	1.31%
Capital Markets	2.92%
Chemicals	2.70%
Commercial Services & Supplies	0.59%
Communications Equipment	0.89%
Construction & Engineering	1.92%
Consumer Finance	0.64%
Containers & Packaging	0.56%
Diversified Telecommunication Services	0.74%
Electrical Equipment	1.44%
Entertainment	1.09%
Equity Real Estate Investment Trusts	2.41%
Food & Staples Retailing	0.86%
Food Products	0.86%
Health Care Equipment & Supplies	3.30%
Health Care Providers & Services	1.38%
Health Care Technology	0.34%
Hotels, Restaurants & Leisure	2.01%
Household Durables	0.83%
Insurance	1.70%
Interactive Media & Services	6.52%
Internet & Direct Marketing Retail	3.13%
IT Services	4.38%
Life Sciences Tools & Services	1.86%
Machinery	2.87%
Media	1.14%
Metals & Mining	0.48%
Multi-Utilities	0.34%
Oil, Gas & Consumable Fuels	2.88%
Pharmaceuticals	5.19%
Road & Rail	1.92%
Semiconductors & Semiconductor Equipment	4.97%
Software	13.31%
Specialty Retail	3.43%
Technology Hardware, Storage & Peripherals	5.67%
Textiles, Apparel & Luxury Goods	1.02%
Thrifts & Mortgage Finance	0.54%
Security Type/Sector	Percentage of Net Assets
Money Market Fund	0.39%
Total Investments	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft Corp.	6.33%
Apple, Inc.	5.67%
Alphabet, Inc. Class A	5.53%
Amazon.com, Inc.	3.13%
Visa, Inc. Class A	2.31%
Johnson & Johnson	1.84%
PepsiCo, Inc.	1.79%
Home Depot, Inc.	1.75%
Tesla, Inc.	1.69%
JPMorgan Chase & Co.	1.64%
Total	31.68%

IT–Information Technology

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.65%
Airlines–0.51%
†Allegiant Travel Co.	11,054	$ 1,250,097
†Southwest Airlines Co.	59,843	2,161,529
		3,411,626
Auto Components–0.36%
BorgWarner, Inc.	71,510	2,386,289
		2,386,289
Automobiles–1.69%
†Tesla, Inc.	16,780	11,299,988
		11,299,988
Banks–5.21%
Comerica, Inc.	43,580	3,197,900
East West Bancorp, Inc.	97,733	6,333,098
JPMorgan Chase & Co.	97,508	10,980,376
KeyCorp	216,267	3,726,281
U.S. Bancorp	168,042	7,733,293
Webster Financial Corp.	69,487	2,928,877
		34,899,825
Beverages–1.79%
PepsiCo, Inc.	71,790	11,964,521
		11,964,521
Biotechnology–1.95%
†Exact Sciences Corp.	46,030	1,813,122
†Neurocrine Biosciences, Inc.	38,250	3,728,610
†Vertex Pharmaceuticals, Inc.	26,767	7,542,673
		13,084,405
Building Products–1.31%
Carlisle Cos., Inc.	15,878	3,788,650
Trane Technologies PLC	38,150	4,954,540
		8,743,190
Capital Markets–2.92%
BlackRock, Inc.	9,519	5,797,452
Intercontinental Exchange, Inc.	39,912	3,753,324
Raymond James Financial, Inc.	65,314	5,839,725
State Street Corp.	67,546	4,164,211
		19,554,712
Chemicals–2.70%
Corteva, Inc.	85,038	4,603,957
DuPont de Nemours, Inc.	58,322	3,241,537
Eastman Chemical Co.	54,092	4,855,839
Linde PLC	18,737	5,387,449
		18,088,782
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies–0.59%
Waste Management, Inc.	25,845	$ 3,953,768
		3,953,768
Communications Equipment–0.89%
Cisco Systems, Inc.	139,575	5,951,478
		5,951,478
Construction & Engineering–1.92%
†Ameresco, Inc. Class A	45,034	2,051,749
Quanta Services, Inc.	85,930	10,770,466
		12,822,215
Consumer Finance–0.64%
Capital One Financial Corp.	41,393	4,312,737
		4,312,737
Containers & Packaging–0.56%
Westrock Co.	93,907	3,741,255
		3,741,255
Diversified Telecommunication Services–0.74%
AT&T, Inc.	237,711	4,982,423
		4,982,423
Electrical Equipment–1.44%
Eaton Corp. PLC	24,280	3,059,037
Emerson Electric Co.	42,000	3,340,680
†Generac Holdings, Inc.	8,716	1,835,415
Rockwell Automation, Inc.	6,983	1,391,782
		9,626,914
Entertainment–1.09%
†Walt Disney Co.	69,264	6,538,521
†Warner Bros Discovery, Inc.	58,014	778,548
		7,317,069
Equity Real Estate Investment Trusts–2.41%
American Tower Corp.	27,140	6,936,712
Brixmor Property Group, Inc.	148,923	3,009,734
Camden Property Trust	26,520	3,566,410
First Industrial Realty Trust, Inc.	55,710	2,645,111
		16,157,967
Food & Staples Retailing–0.86%
Casey's General Stores, Inc.	31,205	5,772,301
		5,772,301
Food Products–0.86%
General Mills, Inc.	76,702	5,787,166
		5,787,166
Health Care Equipment & Supplies–3.30%
Abbott Laboratories	68,540	7,446,871
Becton Dickinson & Co.	17,110	4,218,128
LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Dexcom, Inc.	49,370	$ 3,679,546
†Edwards Lifesciences Corp.	53,170	5,055,935
†QuidelOrtho Corp.	17,310	1,682,186
		22,082,666
Health Care Providers & Services–1.38%
Cigna Corp.	34,940	9,207,389
		9,207,389
Health Care Technology–0.34%
†Teladoc Health, Inc.	69,390	2,304,442
		2,304,442
Hotels, Restaurants & Leisure–2.01%
Aramark	136,214	4,172,235
Starbucks Corp.	80,563	6,154,207
Texas Roadhouse, Inc.	42,748	3,129,154
		13,455,596
Household Durables–0.83%
DR Horton, Inc.	43,290	2,865,365
Toll Brothers, Inc.	61,070	2,723,722
		5,589,087
Insurance–1.70%
Axis Capital Holdings Ltd.	102,018	5,824,208
Reinsurance Group of America, Inc.	47,491	5,570,219
		11,394,427
Interactive Media & Services–6.52%
†Alphabet, Inc. Class A	16,991	37,027,807
†Meta Platforms, Inc. Class A	40,910	6,596,737
		43,624,544
Internet & Direct Marketing Retail–3.13%
†Amazon.com, Inc.	197,380	20,963,730
		20,963,730
IT Services–4.38%
Accenture PLC Class A	32,946	9,147,457
SS&C Technologies Holdings, Inc.	80,704	4,686,481
Visa, Inc. Class A	78,571	15,469,844
		29,303,782
Life Sciences Tools & Services–1.86%
†Repligen Corp.	19,270	3,129,448
Thermo Fisher Scientific, Inc.	17,210	9,349,849
		12,479,297
Machinery–2.87%
Deere & Co.	21,130	6,327,801
†Gates Industrial Corp. PLC	118,950	1,285,850
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Ingersoll Rand, Inc.	37,859	$ 1,593,107
Lincoln Electric Holdings, Inc.	34,800	4,292,928
Parker-Hannifin Corp.	23,127	5,690,398
		19,190,084
Media–1.14%
Comcast Corp. Class A	194,830	7,645,129
		7,645,129
Metals & Mining–0.48%
Reliance Steel & Aluminum Co.	18,790	3,191,669
		3,191,669
Multi-Utilities–0.34%
Black Hills Corp.	31,414	2,285,997
		2,285,997
Oil, Gas & Consumable Fuels–2.88%
ConocoPhillips	104,140	9,352,814
Diamondback Energy, Inc.	81,862	9,917,581
		19,270,395
Pharmaceuticals–5.19%
†Catalent, Inc.	37,890	4,065,218
Johnson & Johnson	69,310	12,303,218
Merck & Co., Inc.	91,692	8,359,560
Pfizer, Inc.	191,040	10,016,227
		34,744,223
Road & Rail–1.92%
Knight-Swift Transportation Holdings, Inc.	89,799	4,156,796
†Uber Technologies, Inc.	34,724	710,453
Union Pacific Corp.	37,605	8,020,394
		12,887,643
Semiconductors & Semiconductor Equipment–4.97%
Broadcom, Inc.	17,277	8,393,339
Intel Corp.	134,419	5,028,615
NVIDIA Corp.	58,761	8,907,580
†ON Semiconductor Corp.	75,196	3,783,111
Texas Instruments, Inc.	46,639	7,166,082
		33,278,727
Software–13.31%
†Adobe, Inc.	23,616	8,644,873
†Crowdstrike Holdings, Inc. Class A	17,356	2,925,527
Intuit, Inc.	12,786	4,928,236
Microsoft Corp.	164,995	42,375,666
†PTC, Inc.	42,552	4,524,980
Roper Technologies, Inc.	20,041	7,909,181
†Salesforce, Inc.	36,679	6,053,502

LVIP Delaware Social Awareness Fund–4

LVIP Delaware Social Awareness Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†ServiceNow, Inc.	15,414	$ 7,329,665
†Tyler Technologies, Inc.	13,385	4,450,245
		89,141,875
Specialty Retail–3.43%
†Five Below, Inc.	39,371	4,465,853
Home Depot, Inc.	42,804	11,739,853
Tractor Supply Co.	34,707	6,727,952
		22,933,658
Technology Hardware, Storage & Peripherals–5.67%
Apple, Inc.	277,539	37,945,132
		37,945,132
Textiles, Apparel & Luxury Goods–1.02%
NIKE, Inc. Class B	66,541	6,800,490
		6,800,490
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.54%
Essent Group Ltd.	92,950	$ 3,615,755
		3,615,755
Total Common Stock (Cost $368,063,565)		667,194,368

MONEY MARKET FUND–0.39%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	2,628,208	2,628,208
Total Money Market Fund (Cost $2,628,208)		2,628,208

TOTAL INVESTMENTS–100.04% (Cost $370,691,773)	669,822,576
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(275,262)
NET ASSETS APPLICABLE TO 15,602,700 SHARES OUTSTANDING–100.00%	$669,547,314
NET ASSET VALUE PER SHARE–LVIP DELAWARE SOCIAL AWARENESS FUND STANDARD CLASS ($568,932,651 / 13,239,073 Shares)	$42.974
NET ASSET VALUE PER SHARE–LVIP DELAWARE SOCIAL AWARENESS FUND SERVICE CLASS ($100,614,663 / 2,363,627 Shares)	$42.568
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$264,260,416
Distributable earnings/(accumulated loss)	405,286,898
TOTAL NET ASSETS	$669,547,314

† Non-income producing.
★ Includes $576,627 payable for fund shares redeemed, $83,397 other accrued expenses payable and $268,942 due to manager and affiliates as of June 30, 2022.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Social Awareness Fund–5

LVIP Delaware Social Awareness Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 5,413,675
EXPENSES:
Management fees	1,436,556
Distribution fees-Service Class	202,214
Shareholder servicing fees	112,023
Accounting and administration expenses	81,650
Professional fees	19,896
Trustees’ fees and expenses	12,409
Reports and statements to shareholders	9,601
Custodian fees	3,107
Consulting fees	1,418
Pricing fees	800
Other	11,029
Total operating expenses	1,890,703
NET INVESTMENT INCOME	3,522,972
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	25,241,525
Net change in unrealized appreciation (depreciation) of investments	(219,071,405)
NET REALIZED AND UNREALIZED LOSS	(193,829,880)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(190,306,908)
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Social Awareness Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,522,972	$ 6,468,611
Net realized gain	25,241,525	85,230,050
Net change in unrealized appreciation (depreciation)	(219,071,405)	105,741,231
Net increase (decrease) in net assets resulting from operations	(190,306,908)	197,439,892
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(36,349,057)
Service Class	—	(5,873,353)
	—	(42,222,410)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,614,312	7,809,983
Service Class	4,710,505	11,615,373
Reinvestment of dividends and distributions:
Standard Class	—	36,349,057
Service Class	—	5,873,353
	8,324,817	61,647,766
Cost of shares redeemed:
Standard Class	(33,293,155)	(89,584,867)
Service Class	(8,613,258)	(15,351,284)
	(41,906,413)	(104,936,151)
Decrease in net assets derived from capital share transactions	(33,581,596)	(43,288,385)
NET INCREASE (DECREASE) IN NET ASSETS	(223,888,504)	111,929,097
NET ASSETS:
Beginning of period	893,435,818	781,506,721
End of period	$ 669,547,314	$ 893,435,818
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Social Awareness Fund–6

LVIP Delaware Social Awareness Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Social Awareness Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 54.896	$ 45.599	$ 41.154	$ 33.401	$ 39.132	$ 36.841
Income (loss) from investment operations:
Net investment income[2]	0.234	0.418	0.480	0.518	0.496	0.507
Net realized and unrealized gain (loss)	(12.156)	11.535	7.230	10.004	(1.771)	6.612
Total from investment operations	(11.922)	11.953	7.710	10.522	(1.275)	7.119
Less dividends and distributions from:
Net investment income	—	(0.433)	(0.533)	(0.799)	(0.503)	(0.489)
Net realized gain	—	(2.223)	(2.732)	(1.970)	(3.953)	(4.339)
Total dividends and distributions	—	(2.656)	(3.265)	(2.769)	(4.456)	(4.828)
Net asset value, end of period	$ 42.974	$ 54.896	$ 45.599	$ 41.154	$ 33.401	$ 39.132
Total return[3]	(21.72%)	26.43%	19.69%	31.98%	(4.56%)	20.19%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 568,933	$760,315	$672,678	$632,383	$545,432	$647,337
Ratio of expenses to average net assets	0.44%	0.43%	0.45%	0.46%	0.46%	0.45%
Ratio of net investment income to average net assets	0.96%	0.81%	1.19%	1.34%	1.26%	1.29%
Portfolio turnover	5%	12%	10%	12%	13%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Social Awareness Fund–7

LVIP Delaware Social Awareness Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Social Awareness Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 54.473	$ 45.280	$ 40.909	$ 33.230	$ 38.943	$ 36.696
Income (loss) from investment operations:
Net investment income[2]	0.148	0.235	0.336	0.381	0.355	0.367
Net realized and unrealized gain (loss)	(12.053)	11.436	7.159	9.934	(1.744)	6.572
Total from investment operations	(11.905)	11.671	7.495	10.315	(1.389)	6.939
Less dividends and distributions from:
Net investment income	—	(0.255)	(0.392)	(0.666)	(0.371)	(0.353)
Net realized gain	—	(2.223)	(2.732)	(1.970)	(3.953)	(4.339)
Total dividends and distributions	—	(2.478)	(3.124)	(2.636)	(4.324)	(4.692)
Net asset value, end of period	$ 42.568	$ 54.473	$ 45.280	$ 40.909	$ 33.230	$ 38.943
Total return[3]	(21.85%)	25.99%	19.27%	31.51%	(4.89%)	19.77%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 100,615	$133,121	$108,828	$100,426	$ 80,171	$ 90,382
Ratio of expenses to average net assets	0.79%	0.78%	0.80%	0.81%	0.81%	0.80%
Ratio of net investment income to average net assets	0.61%	0.46%	0.84%	0.99%	0.91%	0.94%
Portfolio turnover	5%	12%	10%	12%	13%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Social Awareness Fund–8

LVIP Delaware Social Awareness Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Social Awareness Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Delaware Social Awareness Fund–9

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2022.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$26,766
Legal	4,778
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,033 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$217,372
Distribution fees payable to LFD	29,974
Printing and mailing fees payable to Lincoln Life	5,033
Shareholder servicing fees payable to Lincoln Life	16,563
LVIP Delaware Social Awareness Fund–10

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.
For the six months ended June 30, 2022, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$37,108,421
Sales	60,810,602
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$370,691,773
Aggregate unrealized appreciation of investments	$329,319,088
Aggregate unrealized depreciation of investments	(30,188,285)
Net unrealized appreciation of investments	$299,130,803
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Social Awareness Fund–11

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$667,194,368	$—	$—	$667,194,368
Money Market Fund	2,628,208	—	—	2,628,208
Total Investments	$669,822,576	$—	$—	$669,822,576
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	73,917	150,919
Service Class	98,752	229,639
Shares reinvested:
Standard Class	—	679,894
Service Class	—	111,086
	172,669	1,171,538
Shares redeemed:
Standard Class	(684,831)	(1,732,980)
Service Class	(178,933)	(300,391)
	(863,764)	(2,033,371)
Net decrease	(691,095)	(861,833)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2022. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Delaware Social Awareness Fund–12

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Social Awareness Fund–13

LVIP Delaware Social Awareness Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Social Awareness Fund–14

LVIP Delaware U.S. Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Delaware U.S. Growth Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware U.S. Growth Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$725.40	0.73%	$3.12
Service Class Shares	1,000.00	724.30	1.03%	4.40
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.20	0.73%	$3.66
Service Class Shares	1,000.00	1,019.70	1.03%	5.16

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware U.S. Growth Fund–1

LVIP Delaware U.S. Growth Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.16%
Aerospace & Defense	1.08%
Air Freight & Logistics	1.16%
Automobiles	2.50%
Biotechnology	3.52%
Capital Markets	1.15%
Chemicals	0.89%
Consumer Finance	0.60%
Diversified Consumer Services	0.53%
Entertainment	0.21%
Food & Staples Retailing	2.51%
Health Care Equipment & Supplies	1.08%
Health Care Providers & Services	3.50%
Health Care Technology	1.01%
Hotels, Restaurants & Leisure	2.63%
Interactive Media & Services	9.40%
Internet & Direct Marketing Retail	2.03%
IT Services	6.02%
Life Sciences Tools & Services	0.27%
Machinery	1.39%
Media	1.14%
Oil, Gas & Consumable Fuels	3.19%
Paper & Forest Products	0.66%
Pharmaceuticals	1.19%
Professional Services	0.24%
Road & Rail	0.97%
Semiconductors & Semiconductor Equipment	9.45%
Software	18.23%
Specialty Retail	8.02%
Technology Hardware, Storage & Peripherals	11.60%
Textiles, Apparel & Luxury Goods	2.55%
Tobacco	0.44%
Money Market Fund	0.83%
Total Investments	99.99%
Receivables and Other Assets Net of Liabilities	0.01%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Apple, Inc.	10.01%
Microsoft Corp.	9.33%
Alphabet, Inc. Class A	4.44%
Alphabet, Inc. Class C	3.43%
Mastercard, Inc. Class A	2.64%
Costco Wholesale Corp.	2.51%
Tesla, Inc.	2.50%
Visa, Inc. Class A	2.32%
Amazon.com, Inc.	2.03%
QUALCOMM, Inc.	1.98%
Total	41.19%

IT–Information Technology

LVIP Delaware U.S. Growth Fund–2

LVIP Delaware U.S. Growth Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.16%
Aerospace & Defense–1.08%
Lockheed Martin Corp.	8,297	$ 3,567,378
		3,567,378
Air Freight & Logistics–1.16%
Expeditors International of Washington, Inc.	6,846	667,211
United Parcel Service, Inc. Class B	17,327	3,162,871
		3,830,082
Automobiles–2.50%
†Tesla, Inc.	12,294	8,279,025
		8,279,025
Biotechnology–3.52%
AbbVie, Inc.	8,801	1,347,961
†Exelixis, Inc.	96,473	2,008,568
†Incyte Corp.	38,541	2,927,960
†Moderna, Inc.	907	129,565
†Vertex Pharmaceuticals, Inc.	18,649	5,255,101
		11,669,155
Capital Markets–1.15%
Blackstone, Inc.	41,614	3,796,445
		3,796,445
Chemicals–0.89%
CF Industries Holdings, Inc.	34,347	2,944,568
		2,944,568
Consumer Finance–0.60%
American Express Co.	14,418	1,998,623
		1,998,623
Diversified Consumer Services–0.53%
H&R Block, Inc.	49,337	1,742,583
		1,742,583
Entertainment–0.21%
†Take-Two Interactive Software, Inc.	5,767	706,630
		706,630
Food & Staples Retailing–2.51%
Costco Wholesale Corp.	17,378	8,328,928
		8,328,928
Health Care Equipment & Supplies–1.08%
†Intuitive Surgical, Inc.	17,889	3,590,501
		3,590,501
Health Care Providers & Services–3.50%
McKesson Corp.	16,821	5,487,179
†Molina Healthcare, Inc.	17,230	4,817,680
UnitedHealth Group, Inc.	2,514	1,291,266
		11,596,125
Health Care Technology–1.01%
†Veeva Systems, Inc. Class A	16,898	3,346,480
		3,346,480
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–2.63%
†Booking Holdings, Inc.	1,837	$ 3,212,895
Domino's Pizza, Inc.	3,454	1,346,058
Starbucks Corp.	54,179	4,138,734
		8,697,687
Interactive Media & Services–9.40%
†Alphabet, Inc. Class A	6,758	14,727,439
†Alphabet, Inc. Class C	5,197	11,368,178
†Match Group, Inc.	12,219	851,542
†Meta Platforms, Inc. Class A	26,162	4,218,622
		31,165,781
Internet & Direct Marketing Retail–2.03%
†Amazon.com, Inc.	63,279	6,720,863
		6,720,863
IT Services–6.02%
†EPAM Systems, Inc.	2,767	815,656
Genpact Ltd.	58,631	2,483,609
Mastercard, Inc. Class A	27,690	8,735,641
†PayPal Holdings, Inc.	3,602	251,564
Visa, Inc. Class A	38,972	7,673,197
		19,959,667
Life Sciences Tools & Services–0.27%
†Avantor, Inc.	28,203	877,113
		877,113
Machinery–1.39%
Caterpillar, Inc.	19,701	3,521,751
Otis Worldwide Corp.	15,133	1,069,449
		4,591,200
Media–1.14%
†Charter Communications, Inc. Class A	8,088	3,789,471
		3,789,471
Oil, Gas & Consumable Fuels–3.19%
Cheniere Energy, Inc.	36,736	4,886,990
Devon Energy Corp.	46,096	2,540,351
EOG Resources, Inc.	6,771	747,789
PDC Energy, Inc.	38,950	2,399,709
		10,574,839
Paper & Forest Products–0.66%
Louisiana-Pacific Corp.	41,694	2,185,183
		2,185,183
Pharmaceuticals–1.19%
Eli Lilly & Co.	3,528	1,143,883
Merck & Co., Inc.	30,746	2,803,113
		3,946,996
Professional Services–0.24%
Booz Allen Hamilton Holding Corp.	8,622	779,084
		779,084
LVIP Delaware U.S. Growth Fund–3

LVIP Delaware U.S. Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail–0.97%
Old Dominion Freight Line, Inc.	12,542	$ 3,214,264
		3,214,264
Semiconductors & Semiconductor Equipment–9.45%
†Advanced Micro Devices, Inc.	64,385	4,923,521
Applied Materials, Inc.	49,967	4,545,998
Broadcom, Inc.	9,205	4,471,881
Lam Research Corp.	8,661	3,690,885
Micron Technology, Inc.	27,319	1,510,194
NVIDIA Corp.	37,125	5,627,779
QUALCOMM, Inc.	51,313	6,554,722
		31,324,980
Software–18.23%
†Adobe, Inc.	16,148	5,911,137
†Atlassian Corp. PLC Class A	3,002	562,575
†Crowdstrike Holdings, Inc. Class A	17,721	2,987,052
†Dropbox, Inc. Class A	113,783	2,388,305
†Fair Isaac Corp.	6,901	2,766,611
†Fortinet, Inc.	80,460	4,552,427
†HubSpot, Inc.	3,016	906,760
Intuit, Inc.	4,383	1,689,383
†Manhattan Associates, Inc.	13,337	1,528,420
Microsoft Corp.	120,379	30,916,939
†ServiceNow, Inc.	11,294	5,370,523
†Zoom Video Communications, Inc. Class A	7,690	830,289
		60,410,421
Specialty Retail–8.02%
†AutoZone, Inc.	2,705	5,813,370
Best Buy Co., Inc.	12,223	796,817
Home Depot, Inc.	8,076	2,215,005
Lowe's Cos., Inc.	12,727	2,223,025
†O'Reilly Automotive, Inc.	4,469	2,823,335
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Ross Stores, Inc.	12,765	$ 896,486
TJX Cos., Inc.	82,197	4,590,702
Tractor Supply Co.	4,915	952,773
†Ulta Beauty, Inc.	11,724	4,519,368
Williams-Sonoma, Inc.	15,819	1,755,118
		26,585,999
Technology Hardware, Storage & Peripherals–11.60%
Apple, Inc.	242,513	33,156,378
HP, Inc.	59,894	1,963,325
NetApp, Inc.	51,116	3,334,808
		38,454,511
Textiles, Apparel & Luxury Goods–2.55%
†Deckers Outdoor Corp.	10,395	2,654,364
NIKE, Inc. Class B	45,681	4,668,598
Tapestry, Inc.	37,354	1,140,044
		8,463,006
Tobacco–0.44%
Altria Group, Inc.	34,984	1,461,282
		1,461,282
Total Common Stock (Cost $298,710,846)		328,598,870

MONEY MARKET FUND–0.83%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	2,752,467	2,752,467
Total Money Market Fund (Cost $2,752,467)		2,752,467

TOTAL INVESTMENTS–99.99% (Cost $301,463,313)	331,351,337
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	44,243
NET ASSETS APPLICABLE TO 38,846,608 SHARES OUTSTANDING–100.00%	$331,395,580
NET ASSET VALUE PER SHARE–LVIP DELAWARE U.S. GROWTH FUND STANDARD CLASS ($56,628,030 / 6,249,687 Shares)	$9.061
NET ASSET VALUE PER SHARE–LVIP DELAWARE U.S. GROWTH FUND SERVICE CLASS ($274,767,550 / 32,596,921 Shares)	$8.429
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$240,007,861
Distributable earnings/(accumulated loss)	91,387,719
TOTAL NET ASSETS	$331,395,580

† Non-income producing.
LVIP Delaware U.S. Growth Fund–4

LVIP Delaware U.S. Growth Fund
Statement of Net Assets (continued)
★ Includes $93,671 payable for fund shares redeemed, $70,403 other accrued expenses payable and $264,863 due to manager and affiliates as of June 30, 2022.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware U.S. Growth Fund–5

LVIP Delaware U.S. Growth Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 1,299,367
EXPENSES:
Management fees	1,231,262
Distribution fees-Service Class	472,344
Shareholder servicing fees	54,933
Accounting and administration expenses	47,378
Professional fees	19,477
Reports and statements to shareholders	6,290
Trustees’ fees and expenses	6,180
Custodian fees	5,510
Pricing fees	1,766
Consulting fees	1,292
Other	6,937
Total operating expenses	1,853,369
NET INVESTMENT LOSS	(554,002)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(10,490,948)
Net change in unrealized appreciation (depreciation) of investments	(113,246,363)
NET REALIZED AND UNREALIZED LOSS	(123,737,311)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(124,291,313)
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware U.S. Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (554,002)	$ (2,115,940)
Net realized gain (loss)	(10,490,948)	121,409,161
Net change in unrealized appreciation (depreciation)	(113,246,363)	(44,728,397)
Net increase (decrease) in net assets resulting from operations	(124,291,313)	74,564,824
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(17,434,382)
Service Class	—	(95,444,711)
Return of capital:
Standard Class	—	(3,977)
Service Class	—	(21,846)
	—	(112,904,916)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,341,672	6,617,756
Service Class	16,774,161	16,446,481
Reinvestment of dividends and distributions:
Standard Class	—	17,438,359
Service Class	—	95,466,557
	22,115,833	135,969,153
Cost of shares redeemed:
Standard Class	(2,766,011)	(12,810,827)
Service Class	(15,509,248)	(72,984,670)
	(18,275,259)	(85,795,497)
Increase in net assets derived from capital share transactions	3,840,574	50,173,656
NET INCREASE (DECREASE) IN NET ASSETS	(120,450,739)	11,833,564
NET ASSETS:
Beginning of period	451,846,319	440,012,755
End of period	$ 331,395,580	$ 451,846,319
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware U.S. Growth Fund–6

LVIP Delaware U.S. Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware U.S. Growth Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]	12/31/17 [2]
Net asset value, beginning of period	$ 12.491	$ 13.770	$ 10.150	$ 9.570	$ 11.310	$ 8.910
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.002)	(0.028)	(0.030)	0.010	0.010	0.010
Net realized and unrealized gain (loss)	(3.428)	2.193	4.220	2.410	(0.270)	2.490
Total from investment operations	(3.430)	2.165	4.190	2.420	(0.260)	2.500
Less dividends and distributions from:
Net realized gain	—	(3.443)	(0.570)	(1.840)	(1.480)	(0.100)
Return of capital	—	(0.001)	—	—	—	—
Total dividends and distributions	—	(3.444)	(0.570)	(1.840)	(1.480)	(0.100)
Net asset value, end of period	$ 9.061	$ 12.491	$ 13.770	$ 10.150	$ 9.570	$ 11.310
Total return[4]	(27.46%)	18.10%	44.13%	27.25%	(3.00%)	28.28%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 56,628	$ 74,978	$ 68,745	$ 53,322	$ 43,417	$ 46,908
Ratio of expenses to average net assets	0.73%	0.72%	0.73%	0.73%	0.73%	0.74%
Ratio of net investment income (loss) to average net assets	(0.04%)	(0.23%)	(0.23%)	0.13%	0.08%	0.05%
Portfolio turnover	21%	91%	54%	33%	40%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP U.S. Growth Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP U.S. Growth Series.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware U.S. Growth Fund–7

LVIP Delaware U.S. Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware U.S. Growth Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]	12/31/17 [2]
Net asset value, beginning of period	$ 11.638	$ 13.080	$ 9.700	$ 9.240	$ 11.000	$ 8.680
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.017)	(0.062)	(0.060)	(0.020)	(0.020)	(0.020)
Net realized and unrealized gain (loss)	(3.192)	2.064	4.010	2.320	(0.260)	2.440
Total from investment operations	(3.209)	2.002	3.950	2.300	(0.280)	2.420
Less dividends and distributions from:
Net realized gain	—	(3.443)	(0.570)	(1.840)	(1.480)	(0.100)
Return of capital	—	(0.001)	—	—	—	—
Total dividends and distributions	—	(3.444)	(0.570)	(1.840)	(1.480)	(0.100)
Net asset value, end of period	$ 8.429	$ 11.638	$ 13.080	$ 9.700	$ 9.240	$ 11.000
Total return[4]	(27.57%)	17.74%	43.69%	26.88%	(3.29%)	28.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 274,768	$376,868	$371,268	$318,999	$285,865	$336,676
Ratio of expenses to average net assets	1.03%	1.02%	1.03%	1.03%	1.01%	0.99%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.03%	1.02%	1.03%	1.03%	1.03%	1.04%
Ratio of net investment (loss) to average net assets	(0.34%)	(0.53%)	(0.53%)	(0.17%)	(0.20%)	(0.20%)
Ratio of net investment (loss) to average net assets prior to expenses waived/reimbursed	(0.34%)	(0.53%)	(0.53%)	(0.17%)	(0.22%)	(0.25%)
Portfolio turnover	21%	91%	54%	33%	40%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP U.S. Growth Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP U.S. Growth Series.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware U.S. Growth Fund–8

LVIP Delaware U.S. Growth Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware U.S. Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the Delaware VIP U.S. Growth Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The Fund commenced on May 1, 2021. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Standard Class shares and Service Class shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities
LVIP Delaware U.S. Growth Fund–9

LVIP Delaware U.S. Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2022.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.73% of the average daily net assets for the Standard Class and 1.03% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2022, no expense reimbursements were subject to recoupment.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$13,212
Legal	2,359
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,663 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Delaware U.S. Growth Fund–10

LVIP Delaware U.S. Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$182,307
Distribution fees payable to LFD	69,759
Printing and mailing fees payable to Lincoln Life	4,663
Shareholder servicing fees payable to Lincoln Life	8,134
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$85,314,046
Sales	82,417,069
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$301,463,313
Aggregate unrealized appreciation of investments	$ 59,762,264
Aggregate unrealized depreciation of investments	(29,874,240)
Net unrealized appreciation of investments	$ 29,888,024
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware U.S. Growth Fund–11

LVIP Delaware U.S. Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$328,598,870	$—	$—	$328,598,870
Money Market Fund	2,752,467	—	—	2,752,467
Total Investments	$331,351,337	$—	$—	$331,351,337
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	504,240	536,847
Service Class	1,757,568	1,495,316
Shares reinvested:
Standard Class	—	1,476,263
Service Class	—	8,637,519
	2,261,808	12,145,945
Shares redeemed:
Standard Class	(256,911)	(1,001,942)
Service Class	(1,543,410)	(6,126,678)
	(1,800,321)	(7,128,620)
Net increase	461,487	5,017,325
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Risk Factors
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Delaware U.S. Growth Fund–12

LVIP Delaware U.S. Growth Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Change in Independent Registered Public Accounting Firm
On March 4, 2022, the Audit Committee recommended, and on March 7-8, 2022, the Trust's Board of Trustees approved, the decision to engage Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the Lincoln Variable Insurance Products Trust (the "Trust"), on behalf of LVIP Delaware Diversified Income Fund, LVIP Delaware Limited-Term Diversified Income Fund, LVIP Delaware REIT Fund, LVIP Delaware SMID Cap Core Fund, LVIP Delaware U.S. Growth Fund, LVIP Delaware Value Fund and LVIP Delaware High Yield Fund for the fiscal year ended December 31, 2022. The selection of EY does not reflect any disagreements with or dissatisfaction by the Trust or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, Tait, Weller & Baker, LLP.
9. Subsequent Events
Ernst & Young serves as independent registered public accounting firm for the fiscal year ending December 31,2022.
LVIP Delaware U.S. Growth Fund–13

LVIP Delaware U.S. Growth Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware U.S. Growth Fund–14

LVIP Delaware Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Delaware Value Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Value Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$903.00	0.69%	$3.26
Service Class Shares	1,000.00	901.70	0.99%	4.67
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.40	0.69%	$3.46
Service Class Shares	1,000.00	1,019.90	0.99%	4.96

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Value Fund–1

LVIP Delaware Value Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.94%
Aerospace & Defense	6.98%
Banks	5.62%
Chemicals	2.51%
Communications Equipment	5.60%
Consumer Finance	2.71%
Diversified Telecommunication Services	3.08%
Electric Utilities	3.16%
Entertainment	2.57%
Equity Real Estate Investment Trusts	2.96%
Food Products	6.34%
Health Care Equipment & Supplies	5.73%
Health Care Providers & Services	6.57%
Industrial Conglomerates	2.67%
Insurance	6.21%
IT Services	5.98%
Machinery	2.69%
Media	2.87%
Multiline Retail	6.71%
Oil, Gas & Consumable Fuels	2.74%
Pharmaceuticals	6.68%
Semiconductors & Semiconductor Equipment	2.81%
Software	2.82%
Specialty Retail	2.93%
Money Market Fund	0.97%
Total Investments	99.91%
Receivables and Other Assets Net of Liabilities	0.09%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Raytheon Technologies Corp.	3.51%
Northrop Grumman Corp.	3.47%
Dollar General Corp.	3.44%
Cigna Corp.	3.39%
Johnson & Johnson	3.36%
Merck & Co., Inc.	3.32%
MetLife, Inc.	3.31%
Dollar Tree, Inc.	3.27%
Conagra Brands, Inc.	3.26%
CVS Health Corp.	3.18%
Total	33.51%

IT–Information Technology

LVIP Delaware Value Fund–2

LVIP Delaware Value Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.94%
Aerospace & Defense–6.98%
Northrop Grumman Corp.	52,100	$ 24,933,497
Raytheon Technologies Corp.	262,974	25,274,431
		50,207,928
Banks–5.62%
Truist Financial Corp.	438,600	20,802,798
U.S. Bancorp	425,700	19,590,714
		40,393,512
Chemicals–2.51%
DuPont de Nemours, Inc.	325,283	18,079,229
		18,079,229
Communications Equipment–5.60%
Cisco Systems, Inc.	434,100	18,510,024
Motorola Solutions, Inc.	103,700	21,735,520
		40,245,544
Consumer Finance–2.71%
Discover Financial Services	206,400	19,521,312
		19,521,312
Diversified Telecommunication Services–3.08%
Verizon Communications, Inc.	437,100	22,182,825
		22,182,825
Electric Utilities–3.16%
Edison International	359,400	22,728,456
		22,728,456
Entertainment–2.57%
†Walt Disney Co.	195,884	18,491,450
		18,491,450
Equity Real Estate Investment Trusts–2.96%
Equity Residential	294,800	21,290,456
		21,290,456
Food Products–6.34%
Archer-Daniels-Midland Co.	285,300	22,139,280
Conagra Brands, Inc.	684,404	23,433,993
		45,573,273
Health Care Equipment & Supplies–5.73%
Baxter International, Inc.	303,400	19,487,382
†Hologic, Inc.	312,988	21,690,068
		41,177,450
Health Care Providers & Services–6.57%
Cigna Corp.	92,551	24,389,039
CVS Health Corp.	246,800	22,868,488
		47,257,527
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–2.67%
Honeywell International, Inc.	110,673	$ 19,236,074
		19,236,074
Insurance–6.21%
American International Group, Inc.	407,400	20,830,362
MetLife, Inc.	379,486	23,827,926
		44,658,288
IT Services–5.98%
Cognizant Technology Solutions Corp. Class A	301,422	20,342,971
Fidelity National Information Services, Inc.	246,834	22,627,273
		42,970,244
Machinery–2.69%
Dover Corp.	159,557	19,357,455
		19,357,455
Media–2.87%
Comcast Corp. Class A	525,748	20,630,352
		20,630,352
Multiline Retail–6.71%
Dollar General Corp.	100,686	24,712,372
†Dollar Tree, Inc.	151,000	23,533,350
		48,245,722
Oil, Gas & Consumable Fuels–2.74%
ConocoPhillips	219,052	19,673,060
		19,673,060
Pharmaceuticals–6.68%
Johnson & Johnson	136,200	24,176,862
Merck & Co., Inc.	261,900	23,877,423
		48,054,285
Semiconductors & Semiconductor Equipment–2.81%
Broadcom, Inc.	41,600	20,209,696
		20,209,696
Software–2.82%
Oracle Corp.	290,300	20,283,261
		20,283,261
Specialty Retail–2.93%
TJX Cos., Inc.	377,800	21,100,130
		21,100,130
Total Common Stock (Cost $514,751,500)		711,567,529

LVIP Delaware Value Fund–3

LVIP Delaware Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.97%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	7,001,827	$ 7,001,827
Total Money Market Fund (Cost $7,001,827)		7,001,827

TOTAL INVESTMENTS–99.91% (Cost $521,753,327)	718,569,356
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	618,867
NET ASSETS APPLICABLE TO 26,850,038 SHARES OUTSTANDING–100.00%	$719,188,223
NET ASSET VALUE PER SHARE–LVIP DELAWARE VALUE FUND STANDARD CLASS ($391,221,535 / 14,592,040 Shares)	$26.811
NET ASSET VALUE PER SHARE–LVIP DELAWARE VALUE FUND SERVICE CLASS ($327,966,688 / 12,257,998 Shares)	$26.755
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$439,852,877
Distributable earnings/(accumulated loss)	279,335,346
TOTAL NET ASSETS	$719,188,223

† Non-income producing.
★ Includes $9,033 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $376,346 payable for fund shares redeemed, $75,531 other accrued expenses payable and $491,442 due to manager and affiliates as of June 30, 2022.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Value Fund–4

LVIP Delaware Value Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 8,699,623
EXPENSES:
Management fees	2,517,654
Distribution fees-Service Class	543,553
Shareholder servicing fees	115,694
Accounting and administration expenses	81,028
Professional fees	28,405
Custodian fees	26,461
Trustees’ fees and expenses	12,306
Reports and statements to shareholders	7,108
Pricing fees	1,556
Consulting fees	1,408
Other	10,078
3,345,251
Less:
Expenses reimbursed	(48,965)
Total operating expenses	3,296,286
NET INVESTMENT INCOME	5,403,337
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	24,543,179
Net change in unrealized appreciation (depreciation) of investments	(108,997,755)
NET REALIZED AND UNREALIZED LOSS	(84,454,576)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (79,051,239)
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 5,403,337	$ 11,618,203
Net realized gain	24,543,179	130,134,810
Net change in unrealized appreciation (depreciation)	(108,997,755)	23,847,507
Net increase (decrease) in net assets resulting from operations	(79,051,239)	165,600,520
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(74,675,344)
Service Class	—	(60,824,600)
Return of capital:
Standard Class	—	(34,372)
Service Class	—	(26,762)
	—	(135,561,078)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	27,926,957	26,359,482
Service Class	28,455,654	17,432,620
Reinvestment of dividends and distributions:
Standard Class	—	74,709,716
Service Class	—	60,851,362
	56,382,611	179,353,180
Cost of shares redeemed:
Standard Class	(57,938,685)	(71,997,290)
Service Class	(49,733,598)	(69,498,471)
	(107,672,283)	(141,495,761)
Increase (decrease) in net assets derived from capital share transactions	(51,289,672)	37,857,419
NET INCREASE (DECREASE) IN NET ASSETS	(130,340,911)	67,896,861
NET ASSETS:
Beginning of period	849,529,134	781,632,273
End of period	$ 719,188,223	$ 849,529,134
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Value Fund–5

LVIP Delaware Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Value Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]	12/31/17 [2]
Net asset value, beginning of period	$ 29.690	$ 28.810	$ 31.090	$ 28.310	$ 31.570	$ 29.250
Income (loss) from investment operations:
Net investment income[3]	0.215	0.454	0.550	0.570	0.540	0.480
Net realized and unrealized gain (loss)	(3.094)	5.619	(0.920)	4.870	(1.290)	3.380
Total from investment operations	(2.879)	6.073	(0.370)	5.440	(0.750)	3.860
Less dividends and distributions from:
Net investment income	—	(1.059)	(0.580)	(0.540)	(0.530)	(0.510)
Net realized gain	—	(4.131)	(1.330)	(2.120)	(1.980)	(1.030)
Return of capital	—	(0.003)	—	—	—	—
Total dividends and distributions	—	(5.193)	(1.910)	(2.660)	(2.510)	(1.540)
Net asset value, end of period	$ 26.811	$ 29.690	$ 28.810	$ 31.090	$ 28.310	$ 31.570
Total return[4]	(9.70%)	22.42%	0.41%	19.97%	(2.73%)	13.80%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$391,222	$463,942	$419,362	$440,587	$388,644	$431,874
Ratio of expenses to average net assets	0.69%	0.69%	0.70%	0.69%	0.69%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.70%	0.69%	0.70%	0.69%	0.69%	0.70%
Ratio of net investment income to average net assets	1.49%	1.54%	2.10%	1.92%	1.77%	1.64%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.48%	1.54%	2.10%	1.92%	1.77%	1.64%
Portfolio turnover	12%	25%	33%	13%	13%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP Value Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Value Series.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Value Fund–6

LVIP Delaware Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Value Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]	12/31/17 [2]
Net asset value, beginning of period	$ 29.673	$ 28.700	$ 30.950	$ 28.200	$ 31.460	$ 29.150
Income (loss) from investment operations:
Net investment income[3]	0.171	0.365	0.470	0.480	0.450	0.410
Net realized and unrealized gain (loss)	(3.089)	5.595	(0.900)	4.840	(1.280)	3.370
Total from investment operations	(2.918)	5.960	(0.430)	5.320	(0.830)	3.780
Less dividends and distributions from:
Net investment income	—	(0.854)	(0.490)	(0.450)	(0.450)	(0.440)
Net realized gain	—	(4.130)	(1.330)	(2.120)	(1.980)	(1.030)
Return of capital	—	(0.003)	—	—	—	—
Total dividends and distributions	—	(4.987)	(1.820)	(2.570)	(2.430)	(1.470)
Net asset value, end of period	$ 26.755	$ 29.673	$ 28.700	$ 30.950	$ 28.200	$ 31.460
Total return[4]	(9.83%)	22.04%	0.13%	19.60%	(3.00%)	13.53%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$327,967	$385,587	$362,270	$399,310	$348,946	$372,576
Ratio of expenses to average net assets	0.99%	0.99%	1.00%	0.99%	0.97%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.00%	0.99%	1.00%	0.99%	0.99%	1.00%
Ratio of net investment income to average net assets	1.19%	1.24%	1.80%	1.62%	1.49%	1.39%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.18%	1.24%	1.80%	1.62%	1.47%	1.34%
Portfolio turnover	12%	25%	33%	13%	13%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP Value Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Value Series.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Value Fund–7

LVIP Delaware Value Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the Delaware VIP Value Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The Fund commenced on May 1, 2021. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Standard Class shares and Service Class shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek long-term capital appreciation..
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP Delaware Value Fund–8

LVIP Delaware Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.69% of the average daily net assets for the Standard Class and 0.99% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2022, no expense reimbursements were subject to recoupment.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$27,130
Legal	4,843
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,639 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP Delaware Value Fund–9

LVIP Delaware Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 9,033
Management fees payable to LIAC	385,840
Distribution fees payable to LFD	83,307
Printing and mailing fees payable to Lincoln Life	4,639
Shareholder servicing fees payable to Lincoln Life	17,656
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 93,636,205
Sales	139,116,604
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$521,753,327
Aggregate unrealized appreciation of investments	$229,898,169
Aggregate unrealized depreciation of investments	(33,082,140)
Net unrealized appreciation of investments	$196,816,029
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Value Fund–10

LVIP Delaware Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$711,567,529	$—	$—	$711,567,529
Money Market Fund	7,001,827	—	—	7,001,827
Total Investments	$718,569,356	$—	$—	$718,569,356
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	963,872	903,598
Service Class	981,047	598,466
Shares reinvested:
Standard Class	—	2,616,827
Service Class	—	2,135,453
	1,944,919	6,254,344
Shares redeemed:
Standard Class	(1,998,038)	(2,451,058)
Service Class	(1,717,602)	(2,363,731)
	(3,715,640)	(4,814,789)
Net increase	(1,770,721)	1,439,555
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Change in Independent Registered Public Accounting Firm
On March 4, 2022, the Audit Committee recommended, and on March 7-8, 2022, the Trust's Board of Trustees approved, the decision to engage Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the Lincoln Variable Insurance Products Trust (the "Trust"), on behalf of LVIP Delaware Diversified Income Fund, LVIP Delaware Limited-Term Diversified Income Fund, LVIP Delaware REIT Fund, LVIP
LVIP Delaware Value Fund–11

LVIP Delaware Value Fund
Notes to Financial Statements (continued)
 8. Change in Independent Registered Public Accounting Firm (continued)
Delaware SMID Cap Core Fund, LVIP Delaware U.S. Growth Fund, LVIP Delaware Value Fund and LVIP Delaware High Yield Fund for the fiscal year ended December 31, 2022. The selection of EY does not reflect any disagreements with or dissatisfaction by the Trust or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, Tait, Weller & Baker, LLP.
9. Subsequent Events
Ernst & Young serves as independent registered public accounting firm for the fiscal year ending December 31,2022.
LVIP Delaware Value Fund–12

LVIP Delaware Value Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Value Fund–13

LVIP Delaware Wealth Builder Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Delaware Wealth Builder Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Wealth Builder Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$873.70	0.71%	$3.30
Service Class Shares	1,000.00	872.60	0.96%	4.46
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.30	0.71%	$3.56
Service Class Shares	1,000.00	1,020.00	0.96%	4.81

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Wealth Builder Fund–1

LVIP Delaware Wealth Builder Fund
Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocations (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	48.47%
U.S. Markets	43.85%
Aerospace & Defense	1.66%
Automobiles	0.07%
Banks	1.27%
Biotechnology	0.88%
Building Products	0.10%
Capital Markets	1.17%
Chemicals	0.90%
Communications Equipment	1.47%
Consumer Finance	0.92%
Diversified Telecommunication Services	1.20%
Electric Utilities	0.65%
Entertainment	0.61%
Equity Real Estate Investment Trusts	3.08%
Food Products	1.22%
Health Care Equipment & Supplies	1.44%
Health Care Providers & Services	1.87%
Household Durables	0.17%
Household Products	0.22%
Independent Power and Renewable Electricity Producers	0.22%
Industrial Conglomerates	0.58%
Insurance	2.49%
Interactive Media & Services	0.18%
Internet & Direct Marketing Retail	0.25%
IT Services	2.10%
Leisure Products	0.06%
Machinery	0.59%
Media	0.66%
Mortgage Real Estate Investment Trusts (REITs)	0.09%
Multiline Retail	1.29%
Oil, Gas & Consumable Fuels	2.83%
Pharmaceuticals	3.21%
Semiconductors & Semiconductor Equipment	2.50%
Software	2.19%
Specialty Retail	2.66%
Technology Hardware, Storage & Peripherals	2.34%
Textiles, Apparel & Luxury Goods	0.21%
Tobacco	0.39%
Trading Companies & Distributors	0.11%
Developed Markets	4.62%
Beverages	0.35%
Chemicals	0.28%
Commercial Services & Supplies	0.16%
Diversified Telecommunication Services	0.13%
Security Type/Sector	Percentage of Net Assets
Food & Staples Retailing	0.41%
Food Products	0.55%
Health Care Providers & Services	0.19%
Hotels, Restaurants & Leisure	0.22%
Machinery	0.21%
Media	0.10%
Personal Products	0.20%
Pharmaceuticals	0.49%
Professional Services	0.15%
Software	0.22%
Specialty Retail	0.11%
Textiles, Apparel & Luxury Goods	0.46%
Tobacco	0.30%
Wireless Telecommunication Services	0.09%
Agency Collateralized Mortgage Obligation	0.00%
Agency Commercial Mortgage-Backed Securities	0.26%
Agency Mortgage-Backed Securities	8.95%
Corporate Bonds	18.30%
Aerospace & Defense	0.54%
Agriculture	0.19%
Airlines	0.15%
Auto Manufacturers	0.24%
Auto Parts & Equipment	0.17%
Banks	4.04%
Biotechnology	0.61%
Chemicals	0.15%
Commercial Services	0.27%
Computers	0.02%
Diversified Financial Services	1.27%
Electric	2.42%
Entertainment	0.17%
Food	0.09%
Gas	0.07%
Health Care Products	0.05%
Health Care Services	0.33%
Insurance	0.39%
Internet	0.32%
Machinery Construction & Mining	0.20%
Machinery Diversified	0.46%
Media	0.89%
Mining	0.43%
Miscellaneous Manufacturing	0.12%
Office Business Equipment	0.14%
Oil & Gas	0.46%
Pharmaceuticals	0.67%
Pipelines	0.72%
Real Estate Investment Trusts	0.37%
Retail	0.37%

LVIP Delaware Wealth Builder Fund–2

LVIP Delaware Wealth Builder Fund
Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocations (unaudited) (continued)
Security Type/Sector	Percentage of Net Assets
Semiconductors	0.44%
Software	0.07%
Telecommunications	1.21%
Transportation	0.09%
Water	0.17%
Municipal Bond	0.01%
Non-Agency Asset-Backed Securities	3.01%
Non-Agency Collateralized Mortgage Obligations	0.21%
Non-Agency Commercial Mortgage-Backed Securities	4.18%
U.S. Treasury Obligations	12.42%
Exchange-Traded Funds	1.23%
Money Market Fund	0.08%
Short-Term Investment	2.86%
Total Investments	99.98%
Receivables and Other Assets Net of Liabilities	0.02%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Apple, Inc.	1.76%
Microsoft Corp.	1.43%
Johnson & Johnson	1.27%
Merck & Co., Inc.	1.05%
Verizon Communications, Inc.	1.00%
MetLife, Inc.	0.96%
ConocoPhillips	0.95%
Broadcom, Inc.	0.93%
TJX Cos., Inc.	0.91%
Cisco Systems, Inc.	0.82%
Total	11.08%

Geography	Percentage of Net Assets
Canada	0.46%
Cayman Islands	1.29%
Denmark	0.28%
France	0.93%
Germany	0.72%
Ireland	0.71%
Japan	0.59%
Netherlands	0.54%
Spain	0.32%
Sweden	0.49%
Switzerland	1.14%
United Kingdom	1.29%
United States	87.05%
Total	95.81%

IT–Information Technology

LVIP Delaware Wealth Builder Fund–3

LVIP Delaware Wealth Builder Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–48.47%
U.S. MARKETS–43.85%
Aerospace & Defense–1.66%
Lockheed Martin Corp.	907	$ 389,974
Northrop Grumman Corp.	1,800	861,426
Raytheon Technologies Corp.	9,179	882,193
		2,133,593
Automobiles–0.07%
†Tesla, Inc.	128	86,198
		86,198
Banks–1.27%
Truist Financial Corp.	17,800	844,254
U.S. Bancorp	17,200	791,544
		1,635,798
Biotechnology–0.88%
AbbVie, Inc.	4,387	671,913
Amgen, Inc.	290	70,557
Gilead Sciences, Inc.	6,175	381,677
		1,124,147
Building Products–0.10%
Masco Corp.	2,502	126,601
		126,601
Capital Markets–1.17%
Ameriprise Financial, Inc.	1,291	306,845
BlackRock, Inc.	561	341,672
Blackstone, Inc.	3,344	305,073
Diamond Hill Investment Group, Inc.	404	70,151
Invesco Ltd.	10,772	173,752
Moelis & Co. Class A	2,466	97,037
S&P Global, Inc.	607	204,595
		1,499,125
Chemicals–0.90%
CF Industries Holdings, Inc.	2,337	200,351
Dow, Inc.	4,528	233,690
DuPont de Nemours, Inc.	13,000	722,540
		1,156,581
Communications Equipment–1.47%
Cisco Systems, Inc.	24,562	1,047,324
Motorola Solutions, Inc.	4,000	838,400
		1,885,724
Consumer Finance–0.92%
Discover Financial Services	9,193	869,474
OneMain Holdings, Inc.	2,527	94,459
Synchrony Financial	7,812	215,768
		1,179,701
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Diversified Telecommunication Services–1.20%
AT&T, Inc.	11,711	$ 245,462
Verizon Communications, Inc.	25,409	1,289,507
		1,534,969
Electric Utilities–0.65%
Edison International	12,900	815,796
NRG Energy, Inc.	622	23,742
		839,538
Entertainment–0.61%
†Walt Disney Co.	7,910	746,704
†Warner Bros Discovery, Inc.	3,070	41,199
		787,903
Equity Real Estate Investment Trusts–3.08%
Agree Realty Corp.	353	25,462
Alexandria Real Estate Equities, Inc.	564	81,797
†American Campus Communities, Inc.	152	9,799
American Homes 4 Rent Class A	720	25,517
Apple Hospitality REIT, Inc.	3,349	49,130
AvalonBay Communities, Inc.	400	77,700
Boston Properties, Inc.	97	8,631
Brixmor Property Group, Inc.	2,629	53,132
Camden Property Trust	349	46,934
CareTrust REIT, Inc.	744	13,719
†Chatham Lodging Trust	2,089	21,830
City Office REIT, Inc.	238	3,082
Cousins Properties, Inc.	1,281	37,444
CubeSmart	394	16,832
Digital Realty Trust, Inc.	646	83,870
Douglas Emmett, Inc.	316	7,072
Duke Realty Corp.	1,494	82,095
EPR Properties	81	3,801
Equinix, Inc.	203	133,375
Equity LifeStyle Properties, Inc.	507	35,728
Equity Residential	12,303	888,523
Essential Properties Realty Trust, Inc.	1,099	23,618
Essex Property Trust, Inc.	317	82,899
Extra Space Storage, Inc.	580	98,670
Four Corners Property Trust, Inc.	607	16,140
Gaming & Leisure Properties, Inc.	652	29,901
Healthcare Trust of America, Inc. Class A	1,824	50,908
Healthpeak Properties, Inc.	707	18,318
Highwoods Properties, Inc.	1,076	36,788
LVIP Delaware Wealth Builder Fund–4

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
Host Hotels & Resorts, Inc.	1,971	$ 30,905
Independence Realty Trust, Inc.	1,304	27,032
Invitation Homes, Inc.	2,770	98,557
Iron Mountain, Inc.	2,509	122,163
Kilroy Realty Corp.	346	18,106
Kimco Realty Corp.	2,008	39,698
Kite Realty Group Trust	1,407	24,327
Lamar Advertising Co. Class A	127	11,172
Life Storage, Inc.	544	60,743
LXP Industrial Trust	1,403	15,068
Medical Properties Trust, Inc.	561	8,566
Mid-America Apartment Communities, Inc.	219	38,253
National Retail Properties, Inc.	280	12,040
National Storage Affiliates Trust	490	24,534
NexPoint Residential Trust, Inc.	22	1,375
Omega Healthcare Investors, Inc.	2,042	57,564
Outfront Media, Inc.	947	16,052
Phillips Edison & Co., Inc.	1,407	47,008
Piedmont Office Realty Trust, Inc. Class A	1,354	17,765
Plymouth Industrial REIT, Inc.	452	7,928
Prologis, Inc.	2,348	276,242
Public Storage	494	154,459
Realty Income Corp.	1,231	84,028
Regency Centers Corp.	674	39,975
Retail Opportunity Investments Corp.	1,973	31,134
Rexford Industrial Realty, Inc.	376	21,654
Simon Property Group, Inc.	725	68,817
SITE Centers Corp.	1,215	16,366
Spirit Realty Capital, Inc.	705	26,635
STORE Capital Corp.	1,411	36,799
Sun Communities, Inc.	303	48,286
Terreno Realty Corp.	399	22,236
UDR, Inc.	232	10,681
Urban Edge Properties	399	6,069
Ventas, Inc.	337	17,332
VICI Properties, Inc.	7,644	227,715
Welltower, Inc.	1,264	104,090
WP Carey, Inc.	200	16,572
		3,950,661
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Food Products–1.22%
Archer-Daniels-Midland Co.	9,800	$ 760,480
Conagra Brands, Inc.	23,500	804,640
		1,565,120
Health Care Equipment & Supplies–1.44%
Baxter International, Inc.	11,500	738,645
†Hologic, Inc.	10,786	747,470
Smith & Nephew PLC	26,130	365,422
		1,851,537
Health Care Providers & Services–1.87%
AmerisourceBergen Corp.	3,091	437,315
Cigna Corp.	3,200	843,264
CVS Health Corp.	8,608	797,617
†Molina Healthcare, Inc.	513	143,440
UnitedHealth Group, Inc.	345	177,202
		2,398,838
Household Durables–0.17%
Ethan Allen Interiors, Inc.	3,016	60,954
PulteGroup, Inc.	3,886	154,002
		214,956
Household Products–0.22%
Essity AB Class B	10,900	284,932
		284,932
Independent Power and Renewable Electricity Producers–0.22%
Vistra Corp.	12,090	276,256
		276,256
Industrial Conglomerates–0.58%
Honeywell International, Inc.	4,322	751,207
		751,207
Insurance–2.49%
American Financial Group, Inc.	2,933	407,130
American International Group, Inc.	14,300	731,159
Fidelity National Financial, Inc.	1,103	40,767
MetLife, Inc.	19,667	1,234,891
Principal Financial Group, Inc.	5,912	394,862
Prudential Financial, Inc.	4,091	391,427
		3,200,236
Interactive Media & Services–0.18%
†Alphabet, Inc. Class A	55	119,859
†Alphabet, Inc. Class C	34	74,373
†Meta Platforms, Inc. Class A	255	41,119
		235,351

LVIP Delaware Wealth Builder Fund–5

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Internet & Direct Marketing Retail–0.25%
†Amazon.com, Inc.	1,831	$ 194,470
eBay, Inc.	3,028	126,177
		320,647
IT Services–2.10%
†Amadeus IT Group SA	7,380	413,237
Cognizant Technology Solutions Corp. Class A	11,141	751,906
Fidelity National Information Services, Inc.	8,282	759,211
International Business Machines Corp.	438	61,841
†Kyndryl Holdings, Inc.	356	3,482
Paychex, Inc.	3,470	395,129
Western Union Co.	19,084	314,313
		2,699,119
Leisure Products–0.06%
Sturm Ruger & Co., Inc.	1,241	78,990
		78,990
Machinery–0.59%
Dover Corp.	6,272	760,919
		760,919
Media–0.66%
Comcast Corp. Class A	20,247	794,492
Interpublic Group of Cos., Inc.	1,965	54,097
		848,589
Mortgage Real Estate Investment Trusts (REITs)–0.09%
New Residential Investment Corp.	13,018	121,328
		121,328
Multiline Retail–1.29%
Dollar General Corp.	3,462	849,713
†Dollar Tree, Inc.	5,200	810,420
		1,660,133
Oil, Gas & Consumable Fuels–2.83%
Chevron Corp.	1,783	258,143
ConocoPhillips	13,640	1,225,008
Devon Energy Corp.	4,375	241,106
EOG Resources, Inc.	1,534	169,415
Exxon Mobil Corp.	8,745	748,922
Kinder Morgan, Inc.	21,042	352,664
Marathon Petroleum Corp.	3,887	319,550
Viper Energy Partners LP	4,576	122,088
Williams Cos., Inc.	6,246	194,938
		3,631,834
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Pharmaceuticals–3.21%
Bristol-Myers Squibb Co.	7,363	$ 566,951
Johnson & Johnson	9,182	1,629,897
Merck & Co., Inc.	14,773	1,346,854
Pfizer, Inc.	11,121	583,074
		4,126,776
Semiconductors & Semiconductor Equipment–2.50%
†Advanced Micro Devices, Inc.	1,343	102,699
Applied Materials, Inc.	1,898	172,680
Broadcom, Inc.	2,461	1,195,578
KLA Corp.	673	214,741
Lam Research Corp.	747	318,334
Micron Technology, Inc.	3,113	172,087
Monolithic Power Systems, Inc.	820	314,913
NVIDIA Corp.	2,120	321,371
QUALCOMM, Inc.	3,164	404,169
		3,216,572
Software–2.19%
†Adobe, Inc.	247	90,417
†Dropbox, Inc. Class A	3,397	71,303
Microsoft Corp.	7,136	1,832,739
Oracle Corp.	11,800	824,466
		2,818,925
Specialty Retail–2.66%
Bath & Body Works, Inc.	5,907	159,017
Best Buy Co., Inc.	3,718	242,376
Buckle, Inc.	1,928	53,386
Home Depot, Inc.	2,110	578,710
Lowe's Cos., Inc.	2,534	442,614
Ross Stores, Inc.	3,649	256,269
TJX Cos., Inc.	20,920	1,168,382
Tractor Supply Co.	2,003	388,282
†Ulta Beauty, Inc.	315	121,426
		3,410,462
Technology Hardware, Storage & Peripherals–2.34%
Apple, Inc.	16,517	2,258,204
HP, Inc.	12,683	415,749
NetApp, Inc.	5,023	327,700
		3,001,653
Textiles, Apparel & Luxury Goods–0.21%
NIKE, Inc. Class B	2,624	268,173
		268,173
Tobacco–0.39%
Philip Morris International, Inc.	4,952	488,960
Vector Group Ltd.	1,257	13,199
		502,159

LVIP Delaware Wealth Builder Fund–6

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Trading Companies & Distributors–0.11%
Boise Cascade Co.	2,297	$ 136,649
		136,649
Total U.S. Markets (Cost $46,983,294)		56,321,900
§DEVELOPED MARKETS–4.62%
Beverages–0.35%
Asahi Group Holdings Ltd.	2,200	72,348
Diageo PLC	8,630	372,753
		445,101
Chemicals–0.28%
Air Liquide SA	2,631	354,140
		354,140
Commercial Services & Supplies–0.16%
Securitas AB Class B	24,260	209,748
		209,748
Diversified Telecommunication Services–0.13%
Orange SA	13,770	162,260
		162,260
Food & Staples Retailing–0.41%
Koninklijke Ahold Delhaize NV	14,170	368,831
Seven & i Holdings Co. Ltd.	4,100	159,082
		527,913
Food Products–0.55%
Danone SA	4,790	268,251
Nestle SA	3,790	442,947
		711,198
Health Care Providers & Services–0.19%
Fresenius Medical Care AG & Co. KGaA	5,000	250,505
		250,505
Hotels, Restaurants & Leisure–0.22%
Sodexo SA	4,040	285,766
		285,766
Machinery–0.21%
Knorr-Bremse AG	2,040	116,841
Makita Corp.	6,000	148,719
		265,560
Media–0.10%
Publicis Groupe SA	2,570	126,394
		126,394
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Personal Products–0.20%
Kao Corp.	6,500	$ 263,571
		263,571
Pharmaceuticals–0.49%
Novo Nordisk AS Class B	3,260	361,541
Roche Holding AG	810	270,783
		632,324
Professional Services–0.15%
Intertek Group PLC	3,810	195,833
		195,833
Software–0.22%
SAP SE	3,060	278,920
		278,920
Specialty Retail–0.11%
H & M Hennes & Mauritz AB Class B	11,500	138,030
		138,030
Textiles, Apparel & Luxury Goods–0.46%
adidas AG	1,540	273,552
Swatch Group AG	1,350	320,677
		594,229
Tobacco–0.30%
Altria Group, Inc.	9,222	385,203
		385,203
Wireless Telecommunication Services–0.09%
KDDI Corp.	3,500	110,370
		110,370
Total Developed Markets (Cost $6,539,760)		5,937,065
Total Common Stock (Cost $53,523,054)		62,258,965

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.00%
Freddie Mac S.F. 15 yr Series 2001-T7 A1 7.50% 2/25/41	17	18
Total Agency Collateralized Mortgage Obligations (Cost $16)		18
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.26%
•FREMF Mortgage Trust
Series 2012-K22 B 3.76% 8/25/45	35,000	34,938

LVIP Delaware Wealth Builder Fund–7

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•FREMF Mortgage Trust (continued)
Series 2013-K24 B 3.61% 11/25/45	260,000	$ 259,788
Series 2017-K71 B 3.88% 11/25/50	35,000	33,758
Total Agency Commercial Mortgage-Backed Securities (Cost $329,953)		328,484
AGENCY MORTGAGE-BACKED SECURITIES–8.95%
Fannie Mae
3.00% 10/1/47	37,500	34,716
4.50% 2/1/44	91,604	93,836
Fannie Mae S.F. 15 yr
2.00% 3/1/36	77,366	72,341
2.50% 7/1/36	167,547	160,219
Fannie Mae S.F. 20 yr
2.00% 3/1/41	137,863	123,249
2.00% 5/1/41	404,299	361,475
3.00% 3/1/33	150,330	146,552
3.00% 12/1/37	138,480	133,453
3.00% 1/1/38	120,679	116,315
Fannie Mae S.F. 30 yr
2.00% 12/1/50	52,423	45,725
2.00% 1/1/51	54,127	47,350
2.00% 2/1/51	199,852	174,536
2.00% 5/1/51	523,433	454,863
2.50% 1/1/51	155,579	140,226
2.50% 7/1/51	32,110	29,030
2.50% 8/1/51	179,335	162,222
2.50% 2/1/52	242,766	219,264
2.50% 4/1/52	144,153	129,884
3.00% 1/1/47	6,168	5,894
3.00% 7/1/47	509,290	480,681
3.00% 2/1/48	351,704	333,233
3.00% 3/1/48	154,153	145,727
3.00% 11/1/48	36,515	34,576
3.00% 3/1/50	5,782	5,450
3.00% 7/1/50	111,929	105,529
3.00% 5/1/51	25,704	24,163
3.50% 7/1/47	101,218	99,472
3.50% 2/1/48	406,217	397,206
3.50% 11/1/48	54,315	53,124
3.50% 12/1/49	497,420	483,235
3.50% 1/1/50	72,207	70,036
3.50% 3/1/50	45,861	44,756
3.50% 8/1/51	47,412	45,699
4.00% 6/1/48	58,083	58,260
4.50% 6/1/40	6,924	7,147
4.50% 7/1/40	8,783	8,787
4.50% 8/1/41	17,412	17,973
4.50% 5/1/46	37,077	38,265
4.50% 4/1/48	211,270	218,030
4.50% 12/1/48	37,364	37,587
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 1/1/49	164,967	$ 168,391
4.50% 1/1/50	103,199	105,786
5.00% 6/1/52	300,022	306,558
5.50% 5/1/44	302,027	323,754
6.00% 6/1/41	63,011	69,025
6.00% 7/1/41	109,738	119,133
Fannie Mae S.F. 30 yr TBA
4.50% 7/1/52	195,000	195,739
5.00% 7/1/52	308,000	314,352
Freddie Mac S.F. 15 yr
2.00% 12/1/35	215,382	201,668
3.00% 3/1/35	180,534	177,319
Freddie Mac S.F. 20 yr
2.00% 3/1/41	157,313	140,630
2.50% 6/1/41	574,943	529,147
3.00% 4/1/42	61,073	57,880
Freddie Mac S.F. 30 yr
2.00% 4/1/51	155,850	135,866
2.00% 9/1/51	255,884	223,071
2.00% 11/1/51	344,183	299,726
2.50% 10/1/50	307,609	278,467
2.50% 11/1/50	121,817	109,763
2.50% 2/1/51	75,513	68,564
2.50% 10/1/51	309,715	280,029
3.00% 8/1/48	69,401	65,347
3.00% 11/1/49	8,228	7,684
3.00% 12/1/49	9,158	8,590
3.00% 1/1/50	35,328	33,163
3.00% 8/1/51	82,818	77,671
3.00% 2/1/52	174,410	162,826
3.50% 11/1/48	543,939	532,329
3.50% 4/1/52	95,584	92,458
4.00% 10/1/47	90,841	90,762
4.50% 8/1/48	198,098	201,678
4.50% 12/1/48	434,428	442,680
4.50% 1/1/49	86,012	86,692
4.50% 3/1/49	27,827	28,327
4.50% 4/1/49	39,540	40,393
4.50% 8/1/49	85,490	87,362
5.50% 9/1/41	45,446	48,851
GNMA I S.F. 30 yr 3.00% 3/15/50	19,624	18,535
GNMA II S.F. 30 yr 5.50% 5/20/37	2,534	2,713
Total Agency Mortgage-Backed Securities (Cost $12,420,419)		11,493,015
CORPORATE BONDS–18.30%
Aerospace & Defense–0.54%
Boeing Co. 3.25% 2/1/28	95,000	84,893
Lockheed Martin Corp.
1.85% 6/15/30	500,000	426,707
3.90% 6/15/32	35,000	34,538
4.15% 6/15/53	25,000	23,319

LVIP Delaware Wealth Builder Fund–8

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Teledyne Technologies, Inc.
2.25% 4/1/28	75,000	$ 65,066
2.75% 4/1/31	65,000	54,336
		688,859
Agriculture–0.19%
BAT Capital Corp. 2.26% 3/25/28	75,000	62,830
BAT International Finance PLC 1.67% 3/25/26	45,000	39,820
Bunge Ltd. Finance Corp. 1.63% 8/17/25	155,000	142,788
		245,438
Airlines–0.15%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	120,000	117,936
Southwest Airlines Co.
5.13% 6/15/27	63,000	63,583
5.25% 5/4/25	15,000	15,282
		196,801
Auto Manufacturers–0.24%
General Motors Financial Co., Inc.
3.10% 1/12/32	105,000	84,394
4.35% 4/9/25	210,000	207,411
5.25% 3/1/26	18,000	18,020
		309,825
Auto Parts & Equipment–0.17%
Aptiv PLC 3.10% 12/1/51	287,000	185,096
Aptiv PLC/Aptiv Corp. 3.25% 3/1/32	40,000	33,984
		219,080
Banks–4.04%
μBank of America Corp.
2.48% 9/21/36	180,000	139,607
2.55% 2/4/28	30,000	27,284
2.97% 2/4/33	20,000	17,038
4.57% 4/27/33	45,000	43,794
6.13% 4/27/27	25,000	24,109
Bank of Montreal 1.85% 5/1/25	445,000	420,958
μBank of New York Mellon Corp. 4.70% 9/20/25	180,000	175,860
Barclays PLC 5.20% 5/12/26	415,000	413,229
μCredit Suisse Group AG 3.87% 1/12/29	475,000	426,843
μFifth Third Bancorp 4.34% 4/25/33	25,000	23,774
Goldman Sachs Group, Inc.
μ1.54% 9/10/27	221,000	193,995
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc. (continued)
2.60% 2/7/30	50,000	$ 42,646
μ3.10% 2/24/33	10,000	8,541
μ3.62% 3/15/28	85,000	80,446
μJPMorgan Chase & Co.
1.47% 9/22/27	15,000	13,156
1.76% 11/19/31	265,000	209,551
1.95% 2/4/32	155,000	123,887
2.55% 11/8/32	125,000	103,855
3.33% 4/22/52	15,000	11,403
4.59% 4/26/33	20,000	19,645
4.60% 2/1/25	60,000	50,671
KeyBank NA 3.40% 5/20/26	250,000	239,652
μKeyCorp 4.79% 6/1/33	30,000	29,598
μMorgan Stanley
1.93% 4/28/32	125,000	99,121
2.48% 1/21/28	45,000	40,907
2.48% 9/16/36	182,000	139,944
PNC Financial Services Group, Inc.
2.60% 7/23/26	315,000	298,194
μ6.00% 5/15/27	20,000	19,198
State Street Corp.
μ2.20% 2/7/28	40,000	36,631
3.10% 5/15/23	25,000	24,934
3.30% 12/16/24	480,000	476,632
SVB Financial Group
1.80% 10/28/26	15,000	13,397
1.80% 2/2/31	30,000	23,116
μ4.57% 4/29/33	47,000	44,108
Toronto-Dominion Bank 4.11% 6/8/27	130,000	128,552
μTruist Bank 2.64% 9/17/29	522,000	496,394
μTruist Financial Corp.
1.89% 6/7/29	50,000	42,976
4.95% 9/1/25	65,000	63,273
U.S. Bancorp
μ2.22% 1/27/28	20,000	18,322
μ2.49% 11/3/36	30,000	24,446
μ2.68% 1/27/33	25,000	21,512
3.00% 7/30/29	70,000	63,686
3.10% 4/27/26	65,000	62,651
3.38% 2/5/24	165,000	164,624
μWells Fargo & Co.
3.53% 3/24/28	20,000	18,943
4.61% 4/25/53	35,000	32,386
		5,193,489
Biotechnology–0.61%
Amgen, Inc.
2.20% 2/21/27	25,000	22,956
2.80% 8/15/41	150,000	111,165
3.00% 1/15/52	115,000	81,545
CSL Finance PLC
4.05% 4/27/29	15,000	14,726

LVIP Delaware Wealth Builder Fund–9

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
CSL Finance PLC (continued)
4.75% 4/27/52	20,000	$ 19,108
Gilead Sciences, Inc. 4.15% 3/1/47	410,000	359,961
Regeneron Pharmaceuticals, Inc.
1.75% 9/15/30	35,000	28,061
2.80% 9/15/50	36,000	24,432
Royalty Pharma PLC 1.75% 9/2/27	145,000	123,604
		785,558
Chemicals–0.15%
Westlake Corp. 3.13% 8/15/51	270,000	188,370
		188,370
Commercial Services–0.27%
Global Payments, Inc.
2.15% 1/15/27	25,000	22,189
2.65% 2/15/25	274,000	261,486
2.90% 11/15/31	25,000	20,473
PayPal Holdings, Inc.
3.90% 6/1/27	10,000	9,965
4.40% 6/1/32	35,000	34,649
		348,762
Computers–0.02%
HP, Inc. 5.50% 1/15/33	25,000	24,386
		24,386
Diversified Financial Services–1.27%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00% 10/29/28	150,000	126,348
4.45% 4/3/26	325,000	310,350
Air Lease Corp.
2.88% 1/15/26	410,000	376,337
2.88% 1/15/32	140,000	109,279
3.00% 2/1/30	345,000	281,542
Jefferies Group LLC
6.45% 6/8/27	25,000	26,730
6.50% 1/20/43	15,000	14,829
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 2.63% 10/15/31	500,000	385,881
		1,631,296
Electric–2.42%
AEP Texas, Inc. 3.45% 1/15/50	20,000	15,600
Baltimore Gas & Electric Co. 4.55% 6/1/52	195,000	188,949
Duke Energy Indiana LLC
2.75% 4/1/50	125,000	88,502
3.25% 10/1/49	275,000	212,584
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Entergy Louisiana LLC 4.95% 1/15/45	20,000	$ 19,093
Entergy Mississippi LLC 2.85% 6/1/28	165,000	151,943
Entergy Texas, Inc. 3.55% 9/30/49	325,000	259,048
Evergy Kansas Central, Inc. 3.45% 4/15/50	80,000	63,768
Eversource Energy 2.90% 3/1/27	30,000	28,162
Fells Point Funding Trust 3.05% 1/31/27	100,000	92,213
FirstEnergy Transmission LLC 4.55% 4/1/49	25,000	20,116
National Rural Utilities Cooperative Finance Corp. 2.85% 1/27/25	330,000	322,672
Nevada Power Co. 3.13% 8/1/50	165,000	122,154
NextEra Energy Capital Holdings, Inc.
3.00% 1/15/52	115,000	82,183
5.00% 7/15/32	185,000	189,533
Pacific Gas & Electric Co.
2.10% 8/1/27	205,000	171,844
3.25% 6/1/31	315,000	254,414
PacifiCorp
2.70% 9/15/30	15,000	13,296
3.30% 3/15/51	20,000	15,636
Southern California Edison Co.
3.45% 2/1/52	66,000	49,113
3.65% 2/1/50	80,000	61,162
4.00% 4/1/47	85,000	68,947
4.88% 3/1/49	130,000	117,761
Southwestern Electric Power Co. 4.10% 9/15/28	460,000	444,326
WEC Energy Group, Inc. 1.80% 10/15/30	40,000	32,195
Xcel Energy, Inc. 2.60% 12/1/29	25,000	21,799
		3,107,013
Entertainment–0.17%
Magallanes, Inc.
3.76% 3/15/27	190,000	178,219
4.28% 3/15/32	10,000	8,937
5.14% 3/15/52	40,000	33,574
		220,730
Food–0.09%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00% 2/2/29	136,000	114,880
		114,880

LVIP Delaware Wealth Builder Fund–10

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas–0.07%
Southern California Gas Co. 2.95% 4/15/27	95,000	$ 89,925
		89,925
Health Care Products–0.05%
Baxter International, Inc. 3.13% 12/1/51	18,000	13,009
Stryker Corp. 1.95% 6/15/30	55,000	45,682
		58,691
Health Care Services–0.33%
HCA, Inc. 3.13% 3/15/27	190,000	172,620
UnitedHealth Group, Inc. 4.00% 5/15/29	250,000	247,625
		420,245
Insurance–0.39%
Aon Corp./Aon Global Holdings PLC 2.90% 8/23/51	85,000	58,980
Berkshire Hathaway Finance Corp. 3.85% 3/15/52	215,000	184,052
Brighthouse Financial, Inc.
3.85% 12/22/51	168,000	114,252
4.70% 6/22/47	22,000	17,511
Brown & Brown, Inc. 4.95% 3/17/52	72,000	63,157
Jackson Financial, Inc.
3.13% 11/23/31	30,000	23,892
4.00% 11/23/51	55,000	39,023
		500,867
Internet–0.32%
Amazon.com, Inc.
1.20% 6/3/27	25,000	22,244
1.50% 6/3/30	375,000	311,578
2.50% 6/3/50	10,000	7,048
3.60% 4/13/32	40,000	38,517
3.95% 4/13/52	35,000	32,337
		411,724
Machinery Construction & Mining–0.20%
Caterpillar, Inc.
2.60% 4/9/30	240,000	217,214
3.25% 4/9/50	55,000	45,512
		262,726
Machinery Diversified–0.46%
Otis Worldwide Corp.
2.57% 2/15/30	620,000	535,592
3.11% 2/15/40	60,000	46,454
3.36% 2/15/50	10,000	7,560
		589,606
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–0.89%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85% 4/1/61	60,000	$ 39,458
4.40% 12/1/61	215,000	154,630
Comcast Corp.
3.20% 7/15/36	105,000	88,904
3.75% 4/1/40	300,000	262,938
Discovery Communications LLC 4.00% 9/15/55	510,000	357,258
Time Warner Cable LLC 7.30% 7/1/38	165,000	172,286
Time Warner Entertainment Co. LP 8.38% 3/15/23	65,000	66,885
		1,142,359
Mining–0.43%
Newmont Corp.
2.25% 10/1/30	65,000	53,953
2.60% 7/15/32	45,000	37,134
2.80% 10/1/29	520,000	459,199
		550,286
Miscellaneous Manufacturing–0.12%
Parker-Hannifin Corp. 4.25% 9/15/27	155,000	153,918
		153,918
Office Business Equipment–0.14%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	15,000	13,364
3.28% 12/1/28	195,000	168,208
		181,572
Oil & Gas–0.46%
BP Capital Markets America, Inc. 2.72% 1/12/32	45,000	38,736
ConocoPhillips Co. 3.80% 3/15/52	160,000	136,914
Continental Resources, Inc.
2.88% 4/1/32	50,000	39,046
4.38% 1/15/28	130,000	122,200
Devon Energy Corp. 4.75% 5/15/42	160,000	145,102
Diamondback Energy, Inc. 4.25% 3/15/52	130,000	107,816
		589,814
Pharmaceuticals–0.67%
AbbVie, Inc. 4.05% 11/21/39	217,000	193,506
Cigna Corp.
2.40% 3/15/30	35,000	30,140
3.20% 3/15/40	30,000	23,681
CVS Health Corp.
2.70% 8/21/40	170,000	122,735

LVIP Delaware Wealth Builder Fund–11

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
CVS Health Corp. (continued)
3.75% 4/1/30	35,000	$ 32,738
4.30% 3/25/28	172,000	170,180
4.78% 3/25/38	305,000	288,699
		861,679
Pipelines–0.72%
Energy Transfer LP
5.25% 4/15/29	140,000	138,664
6.25% 4/15/49	230,000	222,943
Enterprise Products Operating LLC 3.30% 2/15/53	20,000	14,548
MPLX LP
1.75% 3/1/26	30,000	27,010
4.00% 3/15/28	85,000	80,744
4.13% 3/1/27	105,000	101,516
4.70% 4/15/48	35,000	29,422
5.50% 2/15/49	295,000	273,620
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	19,000	18,088
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	20,000	17,276
		923,831
Real Estate Investment Trusts–0.37%
American Homes 4 Rent LP 3.63% 4/15/32	35,000	30,681
American Tower Corp. 1.88% 10/15/30	480,000	373,421
Crown Castle International Corp. 1.05% 7/15/26	45,000	38,936
VICI Properties LP 4.95% 2/15/30	30,000	28,431
		471,469
Retail–0.37%
AutoNation, Inc. 3.85% 3/1/32	160,000	137,865
Home Depot, Inc. 2.70% 4/15/30	270,000	244,901
Lowe's Cos., Inc.
1.70% 10/15/30	40,000	32,075
3.00% 10/15/50	65,000	45,291
4.25% 4/1/52	20,000	17,319
		477,451
Semiconductors–0.44%
Broadcom, Inc. 3.47% 4/15/34	163,000	132,661
Entegris Escrow Corp. 4.75% 4/15/29	40,000	37,249
KLA Corp. 4.95% 7/15/52	55,000	55,324
Micron Technology, Inc. 2.70% 4/15/32	30,000	23,920
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13% 2/15/42	30,000	$ 21,818
3.25% 5/11/41	65,000	48,927
4.88% 3/1/24	250,000	252,432
		572,331
Software–0.07%
Autodesk, Inc. 2.40% 12/15/31	75,000	61,216
Workday, Inc.
3.50% 4/1/27	5,000	4,781
3.70% 4/1/29	10,000	9,354
3.80% 4/1/32	10,000	9,137
		84,488
Telecommunications–1.21%
AT&T, Inc.
3.50% 6/1/41	30,000	23,954
3.50% 9/15/53	435,000	329,729
Rogers Communications, Inc.
3.80% 3/15/32	10,000	9,144
4.55% 3/15/52	10,000	8,782
T-Mobile USA, Inc.
2.40% 3/15/29	5,000	4,318
2.55% 2/15/31	25,000	21,036
3.00% 2/15/41	565,000	421,373
3.75% 4/15/27	90,000	86,663
Verizon Communications, Inc.
2.36% 3/15/32	60,000	49,748
2.88% 11/20/50	35,000	24,836
3.40% 3/22/41	70,000	56,983
4.50% 8/10/33	350,000	341,233
Vodafone Group PLC 4.25% 9/17/50	210,000	175,464
		1,553,263
Transportation–0.09%
Burlington Northern Santa Fe LLC
2.88% 6/15/52	60,000	44,801
4.45% 1/15/53	45,000	43,521
Canadian Pacific Railway Co. 2.45% 12/2/31	20,000	17,112
Union Pacific Corp.
3.38% 2/14/42	5,000	4,162
3.50% 2/14/53	10,000	8,145
		117,741
Water–0.17%
American Water Capital Corp. 4.45% 6/1/32	190,000	189,677

LVIP Delaware Wealth Builder Fund–12

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Water (continued)
Essential Utilities, Inc. 2.70% 4/15/30	30,000	$ 26,092
		215,769
Total Corporate Bonds (Cost $27,150,956)		23,504,242
MUNICIPAL BOND–0.01%
South Carolina Public Service Authority Series D 4.77% 12/1/45	10,000	9,979
Total Municipal Bond (Cost $11,197)		9,979
NON-AGENCY ASSET-BACKED SECURITIES–3.01%
•AMMC CLO 22 Ltd. Series 2018-22A A 2.21% (LIBOR03M + 1.03%) 4/25/31	100,000	97,910
•Apex Credit CLO Ltd. Series 2018-1A A2 2.21% (LIBOR03M + 1.03%) 4/25/31	100,000	97,071
Avis Budget Rental Car Funding AESOP LLC Series 2017-1A A 3.07% 9/20/23	50,000	50,033
•Bethpage Park CLO Ltd. Series 2021-1A A 2.17% (LIBOR03M + 1.13%) 1/15/35	250,000	240,745
•Cedar Funding IX CLO Ltd. Series 2018-9A A1 2.04% (LIBOR03M + 0.98%) 4/20/31	500,000	489,632
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	215,000	184,634
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	346,500	302,023
Enterprise Fleet Financing LLC Series 2022-2 A2 4.65% 5/21/29	160,000	160,981
•Man GLG U.S. CLO Series 2018-1A A1R 2.20% (LIBOR03M + 1.14%) 4/22/30	250,000	244,103
•Morgan Stanley Eaton Vance CLO Ltd. Series 2021-1A A 2.34% (LIBOR03M + 1.16%) 10/20/34	250,000	240,900
•Octagon Investment Partners 33 Ltd. Series 2017-1A A1 2.25% (LIBOR03M + 1.19%) 1/20/31	250,000	245,432
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Sound Point CLO XXI Ltd. Series 2018-3A A1A 2.39% (LIBOR03M + 1.18%) 10/26/31	250,000	$ 244,353
Taco Bell Funding LLC Series 2021-1A A2I 1.95% 8/25/51	298,500	260,058
Toyota Auto Loan Extended Note Trust Series 2022-1A A 3.82% 4/25/35	270,000	266,460
Trafigura Securitisation Finance PLC Series 2021-1A A2 1.08% 1/15/25	500,000	476,019
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	270,000	269,324
Total Non-Agency Asset-Backed Securities (Cost $4,050,888)		3,869,678
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.21%
•GS Mortgage-Backed Securities Trust Series 2021-PJ7 A2 2.50% 1/25/52	90,067	76,758
•JP Morgan Mortgage Trust
Series 2014-2 B2 3.42% 6/25/29	31,567	28,399
Series 2021-10 A3 2.50% 12/25/51	90,910	77,533
•Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 A3 2.50% 7/25/51	91,507	77,984
•Sequoia Mortgage Trust Series 2015-1 B2 3.92% 1/25/45	5,053	4,949
Total Non-Agency Collateralized Mortgage Obligations (Cost $314,144)		265,623
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.18%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	70,000	67,372
•Series 2017-BNK5 B 3.90% 6/15/60	50,000	46,695
Series 2019-BN20 A3 3.01% 9/15/62	395,000	363,814
Series 2020-BN25 A5 2.65% 1/15/63	800,000	715,839
Series 2021-BN36 A5 2.47% 9/15/64	680,000	586,325
•Series 2022-BNK41 A4 3.92% 4/15/65	70,000	67,198
Benchmark Mortgage Trust
•Series 2019-B10 B 4.18% 3/15/62	225,000	208,873

LVIP Delaware Wealth Builder Fund–13

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
Series 2020-B20 A5 2.03% 10/15/53	50,000	$ 42,316
Series 2020-B21 A5 1.98% 12/17/53	45,000	37,781
Series 2021-B24 A5 2.58% 3/15/54	47,000	41,225
Cantor Commercial Real Estate Lending Series 2019-CF1 A5 3.79% 5/15/52	155,000	147,202
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	56,780	54,811
Series 2019-CD8 A4 2.91% 8/15/57	400,000	363,580
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	95,000	93,273
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	45,000	44,418
Series 2016-P3 A4 3.33% 4/15/49	145,000	139,593
Series 2019-C7 A4 3.10% 12/15/72	500,000	458,377
Series 2020-555 A 2.65% 12/10/41	100,000	87,863
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	40,000	39,365
Series 2014-CR19 A5 3.80% 8/10/47	30,000	29,539
Series 2014-CR20 AM 3.94% 11/10/47	85,000	82,851
Series 2015-3BP A 3.18% 2/10/35	100,000	95,592
Series 2015-CR23 A4 3.50% 5/10/48	35,000	34,126
Series 2016-CR28 A4 3.76% 2/10/49	50,000	49,245
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	75,000	72,360
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	200,000	164,188
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	30,000	29,583
Series 2017-GS5 A4 3.67% 3/10/50	65,000	63,222
Series 2019-GC39 A4 3.57% 5/10/52	20,000	19,041
Series 2020-GC47 A5 2.38% 5/12/53	35,000	30,413
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	35,000	$ 34,234
Series 2015-JP1 A5 3.91% 1/15/49	30,000	29,612
Series 2016-JP2 AS 3.06% 8/15/49	60,000	55,828
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	184,074	179,985
Series 2015-C33 A4 3.77% 12/15/48	220,000	216,466
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	75,000	72,001
Series 2017-C7 A5 3.41% 10/15/50	195,000	187,639
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	40,000	39,430
Series 2015-C26 A5 3.53% 10/15/48	35,000	34,394
Series 2016-C29 A4 3.33% 5/15/49	35,000	33,800
Morgan Stanley Capital I Trust Series 2019-L3 A4 3.13% 11/15/52	100,000	91,933
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	65,000	63,914
Series 2016-BNK1 A3 2.65% 8/15/49	60,000	56,408
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $6,010,826)		5,371,724
U.S. TREASURY OBLIGATIONS–12.42%
U.S. Treasury Bonds
1.88% 11/15/51	85,000	63,777
2.00% 11/15/41	310,000	246,208
2.00% 8/15/51	175,000	135,249
2.25% 8/15/46	320,000	258,025
2.25% 2/15/52	1,210,000	995,792
2.38% 2/15/42	250,000	211,992
2.88% 5/15/52	640,000	604,500
•U.S. Treasury Floating Rate Notes 1.68% 4/30/24 (0.08% minus USBMMY3M)	450,000	449,652
U.S. Treasury Notes
1.88% 2/28/29	1,905,000	1,770,534
2.63% 5/31/27	5,595,000	5,489,219
2.75% 5/15/25	3,050,000	3,026,648
2.88% 5/15/32	2,135,000	2,110,981

LVIP Delaware Wealth Builder Fund–14

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
^U.S. Treasury Strip Principal 0.00% 5/15/44	1,275,000	$ 591,668
Total U.S. Treasury Obligations (Cost $16,586,727)		15,954,245

	Number of Shares
EXCHANGE-TRADED FUNDS–1.23%
iShares Core MSCI EAFE ETF	1,810	106,518
SPDR S&P Global Natural Resources ETF	16,451	856,933
Xtrackers USD High Yield Corporate Bond ETF	18,254	615,707
Total Exchange-Traded Funds (Cost $1,780,486)		1,579,158
MONEY MARKET FUND–0.08%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	100,075	100,075
Total Money Market Fund (Cost $100,075)		100,075

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT—2.86%
DISCOUNTED COMMERCIAL PAPER–2.86%
≠DZ Bank AG Deutsche Zentral-Genossenschaftsbank 1.57% 7/1/22	3,675,000	$ 3,675,000
		3,675,000
Total Short-Term Investment (Cost $3,675,000)		3,675,000

TOTAL INVESTMENTS–99.98% (Cost $125,953,741)	128,410,206
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	27,328
NET ASSETS APPLICABLE TO 11,421,400 SHARES OUTSTANDING–100.00%	$128,437,534
NET ASSET VALUE PER SHARE–LVIP DELAWARE WEALTH BUILDER FUND STANDARD CLASS ($101,506,043 / 9,019,550 Shares)	$11.254
NET ASSET VALUE PER SHARE–LVIP DELAWARE WEALTH BUILDER FUND SERVICE CLASS ($26,931,491 / 2,401,850 Shares)	$11.213
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$118,653,141
Distributable earnings/(accumulated loss)	9,784,393
TOTAL NET ASSETS	$128,437,534

† Non-income producing.
§ Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
LVIP Delaware Wealth Builder Fund–15

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
^ Zero coupon security.
≠ The rate shown is the effective yield at the time of purchase.

★ Includes $83,954 cash collateral held at broker for futures contracts, $14,633 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $1,766,892 payable for securities purchased, $17,350 payable for fund shares redeemed, $68,552 other accrued expenses payable, $77,787 due to manager and affiliates and $18,360 variation margin due to broker on futures contracts as of June 30, 2022.

The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(22)	U.S. Treasury 10 yr Notes	$(2,607,687)	$(2,622,418)	9/21/22	$14,731	$ —
(9)	U.S. Treasury 10 yr Ultra Notes	(1,146,375)	(1,154,440)	9/21/22	8,065	—
4	U.S. Treasury 10 yr Ultra Notes	554,500	557,446	9/21/22	—	(2,946)
13	U.S. Treasury 5 yr Notes	1,459,250	1,463,961	9/30/22	—	(4,711)
Total Futures Contracts					$22,796	$(7,657)

[1]	See Note 6 in Notes to Financial Statements.
[2]	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022.

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
S.F.–Single Family
SPDR–Standard & Poor’s Depositary Receipt
TBA–To be announced
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
yr–Year
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Wealth Builder Fund–16

LVIP Delaware Wealth Builder Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 1,036,411
Interest	811,185
Foreign taxes withheld	(18,297)
1,829,299
EXPENSES:
Management fees	445,948
Accounting and administration expenses	42,583
Distribution fees-Service Class	36,394
Professional fees	28,810
Shareholder servicing fees	20,528
Pricing fees	18,117
Custodian fees	14,844
Reports and statements to shareholders	3,441
Trustees’ fees and expenses	2,235
Consulting fees	1,204
Other	3,007
617,111
Less:
Expenses reimbursed	(78,141)
Total operating expenses	538,970
NET INVESTMENT INCOME	1,290,329
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(684,130)
Foreign currencies	(16,176)
Futures contracts	169,946
Net realized loss	(530,360)
Net change in unrealized appreciation (depreciation) of:
Investments	(19,930,290)
Foreign currencies	(4,679)
Futures contracts	52,568
Net change in unrealized appreciation (depreciation)	(19,882,401)
NET REALIZED AND UNREALIZED LOSS	(20,412,761)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,122,432)
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Wealth Builder Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,290,329	$ 2,494,921
Net realized gain (loss)	(530,360)	12,303,790
Net change in unrealized appreciation (depreciation)	(19,882,401)	3,016,799
Net increase (decrease) in net assets resulting from operations	(19,122,432)	17,815,510
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(5,950,958)
Service Class	—	(1,454,249)
	—	(7,405,207)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,904,085	4,510,241
Service Class	2,725,855	6,266,222
Reinvestment of dividends and distributions:
Standard Class	—	5,950,958
Service Class	—	1,454,249
	5,629,940	18,181,670
Cost of shares redeemed:
Standard Class	(11,304,836)	(23,483,659)
Service Class	(3,985,859)	(7,834,308)
	(15,290,695)	(31,317,967)
Decrease in net assets derived from capital share transactions	(9,660,755)	(13,136,297)
NET DECREASE IN NET ASSETS	(28,783,187)	(2,725,994)
NET ASSETS:
Beginning of period	157,220,721	159,946,715
End of period	$128,437,534	$157,220,721
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Wealth Builder Fund–17

LVIP Delaware Wealth Builder Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Wealth Builder Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17 [2]
Net asset value, beginning of period	$ 12.881	$ 12.096	$ 11.812	$ 11.016	$ 14.723	$ 14.117
Income (loss) from investment operations:
Net investment income[3]	0.113	0.205	0.226	0.317	0.383	0.315
Net realized and unrealized gain (loss)	(1.740)	1.220	0.425	1.423	(1.004)	1.406
Total from investment operations	(1.627)	1.425	0.651	1.740	(0.621)	1.721
Less dividends and distributions from:
Net investment income	—	(0.270)	(0.233)	(0.345)	(0.366)	(0.340)
Net realized gain	—	(0.370)	(0.134)	(0.599)	(2.720)	(0.775)
Total dividends and distributions	—	(0.640)	(0.367)	(0.944)	(3.086)	(1.115)
Net asset value, end of period	$ 11.254	$ 12.881	$ 12.096	$ 11.812	$ 11.016	$ 14.723
Total return[4]	(12.63%)	11.78%	5.62%	15.91%	(5.22%)	12.29%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 101,506	$125,058	$129,610	$138,568	$137,182	$165,071
Ratio of expenses to average net assets	0.71%	0.71%	0.71%	0.71%	0.71%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.82%	0.80%	0.83%	0.86%	0.92%	0.91%
Ratio of net investment income to average net assets	1.87%	1.60%	1.99%	2.66%	2.80%	2.11%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.76%	1.51%	1.87%	2.51%	2.58%	1.96%
Portfolio turnover	44%	144%	106%	126%	112%	148%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2017, Jackson Square Partners, LLC was removed as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Wealth Builder Fund–18

LVIP Delaware Wealth Builder Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Wealth Builder Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17 [2]
Net asset value, beginning of period	$ 12.850	$ 12.069	$ 11.788	$ 10.998	$ 14.708	$ 14.105
Income (loss) from investment operations:
Net investment income[3]	0.097	0.173	0.197	0.287	0.346	0.277
Net realized and unrealized gain (loss)	(1.734)	1.215	0.422	1.418	(0.999)	1.403
Total from investment operations	(1.637)	1.388	0.619	1.705	(0.653)	1.680
Less dividends and distributions from:
Net investment income	—	(0.237)	(0.204)	(0.316)	(0.337)	(0.302)
Net realized gain	—	(0.370)	(0.134)	(0.599)	(2.720)	(0.775)
Total dividends and distributions	—	(0.607)	(0.338)	(0.915)	(3.057)	(1.077)
Net asset value, end of period	$ 11.213	$ 12.850	$ 12.069	$ 11.788	$ 10.998	$ 14.708
Total return[4]	(12.74%)	11.51%	5.36%	15.61%	(5.46%)	12.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 26,931	$ 32,163	$30,336	$ 29,588	$ 25,269	$ 27,203
Ratio of expenses to average net assets	0.96%	0.96%	0.96%	0.96%	0.96%	1.01%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.07%	1.05%	1.08%	1.11%	1.17%	1.16%
Ratio of net investment income to average net assets	1.62%	1.35%	1.74%	2.41%	2.55%	1.86%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.51%	1.26%	1.62%	2.26%	2.33%	1.71%
Portfolio turnover	44%	144%	106%	126%	112%	148%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2017, Jackson Square Partners, LLC was removed as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Wealth Builder Fund–19

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Wealth Builder Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The investment objective of the LVIP Delaware Wealth Builder Fund is to seek to provide a responsible level of income and the potential for capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Other debt securities are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended
LVIP Delaware Wealth Builder Fund–20

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2022, the value and cost of foreign currency held by the LVIP Delaware Wealth Builder Fund is $91,622 and $92,419 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.
 Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2022.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.63% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LVIP Delaware Wealth Builder Fund–21

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.71% of the average daily net assets for the Standard Class and 0.96% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	2024	Total
LIAC	$ 139,418	$ 183,549	$ 151,200	$ 474,167
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets. In managing the Fund, DIFA may utilize sub-sub-advisers, Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Europe Limited (“MIMEL”), Macquarie Funds Management Hong Kong Limited (“MFMHKL”) and Macquarie Investment Management Austria Kapitalanlage (“MIMAK”), which are affiliates of DIFA. MIMAK is primarily responsible for the day-to-day management of the Fund’s portfolio and determines its asset allocation. A reference to “Sub-Adviser” may also include MIMAK with respect to its role as sub-sub-adviser to the Fund.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$4,859
Legal	868
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,278 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$14,633
Management fees payable to LIAC	67,776
Distribution fees payable to LFD	5,614
Printing and mailing fees payable to Lincoln Life	1,277
Shareholder servicing fees payable to Lincoln Life	3,120
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Delaware Wealth Builder Fund–22

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$16,485,489
Purchases of U.S. government securities	46,137,263
Sales other than U.S. government securities	27,027,718
Sales of U.S. government securities	45,727,829
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$125,953,741
Aggregate unrealized appreciation of investments and derivatives	$ 13,136,588
Aggregate unrealized depreciation of investments and derivatives	(10,680,123)
Net unrealized appreciation of investments and derivatives	$ 2,456,465
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$ 2,133,593	$ —	$—	$ 2,133,593
Automobiles	86,198	—	—	86,198
Banks	1,635,798	—	—	1,635,798
Biotechnology	1,124,147	—	—	1,124,147
Building Products	126,601	—	—	126,601
Capital Markets	1,499,125	—	—	1,499,125
Chemicals	1,156,581	—	—	1,156,581
Communications Equipment	1,885,724	—	—	1,885,724
LVIP Delaware Wealth Builder Fund–23

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
U.S. Markets (continued)
Consumer Finance	$ 1,179,701	$ —	$—	$ 1,179,701
Diversified Telecommunication Services	1,534,969	—	—	1,534,969
Electric Utilities	839,538	—	—	839,538
Entertainment	787,903	—	—	787,903
Equity Real Estate Investment Trusts	3,950,661	—	—	3,950,661
Food Products	1,565,120	—	—	1,565,120
Health Care Equipment & Supplies	1,486,115	365,422	—	1,851,537
Health Care Providers & Services	2,398,838	—	—	2,398,838
Household Durables	214,956	—	—	214,956
Household Products	—	284,932	—	284,932
Independent Power and Renewable Electricity Producers	276,256	—	—	276,256
Industrial Conglomerates	751,207	—	—	751,207
Insurance	3,200,236	—	—	3,200,236
Interactive Media & Services	235,351	—	—	235,351
Internet & Direct Marketing Retail	320,647	—	—	320,647
IT Services	2,285,882	413,237	—	2,699,119
Leisure Products	78,990	—	—	78,990
Machinery	760,919	—	—	760,919
Media	848,589	—	—	848,589
Mortgage Real Estate Investment Trusts (REITs)	121,328	—	—	121,328
Multiline Retail	1,660,133	—	—	1,660,133
Oil, Gas & Consumable Fuels	3,631,834	—	—	3,631,834
Pharmaceuticals	4,126,776	—	—	4,126,776
Semiconductors & Semiconductor Equipment	3,216,572	—	—	3,216,572
Software	2,818,925	—	—	2,818,925
Specialty Retail	3,410,462	—	—	3,410,462
Technology Hardware, Storage & Peripherals	3,001,653	—	—	3,001,653
Textiles, Apparel & Luxury Goods	268,173	—	—	268,173
Tobacco	502,159	—	—	502,159
Trading Companies & Distributors	136,649	—	—	136,649
Developed Markets
Beverages	—	445,101	—	445,101
Chemicals	—	354,140	—	354,140
Commercial Services & Supplies	—	209,748	—	209,748
Diversified Telecommunication Services	—	162,260	—	162,260
Food & Staples Retailing	—	527,913	—	527,913
Food Products	—	711,198	—	711,198
Health Care Providers & Services	—	250,505	—	250,505
Hotels, Restaurants & Leisure	—	285,766	—	285,766
Machinery	—	265,560	—	265,560
Media	—	126,394	—	126,394
Personal Products	—	263,571	—	263,571
Pharmaceuticals	—	632,324	—	632,324
Professional Services	—	195,833	—	195,833
Software	—	278,920	—	278,920
Specialty Retail	—	138,030	—	138,030
Textiles, Apparel & Luxury Goods	—	594,229	—	594,229
Tobacco	385,203	—	—	385,203
Wireless Telecommunication Services	—	110,370	—	110,370
Agency Collateralized Mortgage Obligation	—	18	—	18
Agency Commercial Mortgage-Backed Securities	—	328,484	—	328,484
Agency Mortgage-Backed Securities	—	11,493,015	—	11,493,015
Corporate Bonds	—	23,504,242	—	23,504,242
Municipal Bond	—	9,979	—	9,979
Non-Agency Asset-Backed Securities	—	3,869,678	—	3,869,678
Non-Agency Collateralized Mortgage Obligations	—	265,623	—	265,623
LVIP Delaware Wealth Builder Fund–24

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Non-Agency Commercial Mortgage-Backed Securities	$ —	$ 5,371,724	$—	$ 5,371,724
U.S. Treasury Obligations	—	15,954,245	—	15,954,245
Exchange-Traded Funds	1,579,158	—	—	1,579,158
Money Market Fund	100,075	—	—	100,075
Short-Term Investment	—	3,675,000	—	3,675,000
Total Investments	$57,322,745	$71,087,461	$—	$128,410,206
Derivatives:

Assets:
Futures Contracts	$22,796	$—	$—	$22,796
Liabilities:
Futures Contracts	$ (7,657)	$—	$—	$ (7,657)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	241,542	350,836
Service Class	226,145	489,527
Shares reinvested:
Standard Class	—	461,799
Service Class	—	113,130
	467,687	1,415,292
Shares redeemed:
Standard Class	(930,823)	(1,819,077)
Service Class	(327,284)	(613,257)
	(1,258,107)	(2,432,334)
Net decrease	(790,420)	(1,017,042)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio
LVIP Delaware Wealth Builder Fund–25

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2022, the Fund posted $84,000 cash collateral for futures contracts.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$22,796	Receivables and other assets net of liabilities	$(7,657)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$169,946	$52,568
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$1,742,904	$3,943,984
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2022, the Fund had no assets and liabilities subject to offsetting provisions.
LVIP Delaware Wealth Builder Fund–26

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
7. Risk Factors
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2022. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Delaware Wealth Builder Fund–27

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Wealth Builder Fund–28

LVIP Delaware Wealth Builder Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Wealth Builder Fund–29

LVIP Dimensional International Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Dimensional International Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional International Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$839.90	0.28%	$1.28
Service Class Shares	1,000.00	838.80	0.53%	2.42
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.40	0.28%	$1.40
Service Class Shares	1,000.00	1,022.20	0.53%	2.66

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Dimensional International Equity Managed Volatility Fund–1

LVIP Dimensional International Equity Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	48.31%
Investment Company	48.31%
International Equity Fund	48.31%
Unaffiliated Investments	51.21%
Investment Companies	51.21%
International Equity Fund	47.98%
Money Market Fund	3.23%
Total Investments	99.52%
Receivables and Other Assets Net of Liabilities	0.48%
Total Net Assets	100.00%
LVIP Dimensional International Equity Managed Volatility Fund–2

LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–48.31%
INVESTMENT COMPANY–48.31%
International Equity Fund–48.31%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional International Core Equity Fund	24,673,454	$ 259,243,981
Total Affiliated Investment (Cost $232,383,700)		259,243,981

UNAFFILIATED INVESTMENTS–51.21%
INVESTMENT COMPANIES–51.21%
International Equity Fund–47.98%
*Dimensional Investment Group– DFA International Value Portfolio	15,198,948	257,470,182
257,470,182
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–3.23%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	17,351,800	$ 17,351,800
		17,351,800
Total Unaffiliated Investments (Cost $230,340,826)		274,821,982

TOTAL INVESTMENTS–99.52% (Cost $462,724,526)	534,065,963
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.48%	2,560,237
NET ASSETS APPLICABLE TO 61,392,792 SHARES OUTSTANDING–100.00%	$536,626,200

✧✧ Standard Class shares.
* Class I shares.

The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(61)	British Pound	$(4,650,869)	$(4,615,492)	9/19/22	$ —	$(35,377)
(58)	Euro	(7,640,050)	(7,647,981)	9/19/22	7,931	—
(59)	Japanese Yen	(5,468,931)	(5,520,636)	9/19/22	51,705	—
					59,636	(35,377)
Equity Contracts:
(3)	E-mini Russell 2000 Index	(256,200)	(257,841)	9/16/22	1,641	—
(1)	E-mini S&P 500 Index	(189,475)	(187,911)	9/16/22	—	(1,564)
(1)	E-mini S&P MidCap 400 Index	(226,800)	(229,656)	9/16/22	2,856	—
(208)	Euro STOXX 50 Index	(7,500,472)	(7,611,373)	9/16/22	110,901	—
(52)	FTSE 100 Index	(4,507,565)	(4,569,936)	9/16/22	62,371	—
(28)	Nikkei 225 Index (OSE)	(5,443,986)	(5,421,184)	9/8/22	—	(22,802)
					177,769	(24,366)
Total Futures Contracts					$237,405	$(59,743)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
LVIP Dimensional International Equity Managed Volatility Fund–3

LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments (continued)
[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
DFA–Dimensional Fund Advisors
FTSE–Financial Times Stock Exchange
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund–4

LVIP Dimensional International Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
ASSETS:
Unaffiliated investments, at value	$274,821,982
Affiliated investments, at value	259,243,981
Cash collateral held at broker for futures contracts	1,651,770
Cash	714,924
Variation margin due from broker on futures contracts	448,814
Receivable for fund shares sold	181,486
Dividends and interest receivable	12,318
Prepaid expenses	1,456
TOTAL ASSETS	537,076,731
LIABILITIES:
Due to manager and affiliates	244,648
Payable for securities purchased	159,657
Other accrued expenses payable	36,070
Payable for fund shares redeemed	10,156
TOTAL LIABILITIES	450,531
TOTAL NET ASSETS	$536,626,200
Affiliated investments, at cost	$232,383,700
Unaffiliated investments, at cost	230,340,826
Standard Class:
Net Assets	$ 19,576,664
Shares Outstanding	2,234,903
Net Asset Value Per Share	$ 8.760
Service Class:
Net Assets	$517,049,536
Shares Outstanding	59,157,889
Net Asset Value Per Share	$ 8.740
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$573,469,315
Distributable earnings/(accumulated loss)	(36,843,115)
TOTAL NET ASSETS	$536,626,200
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund–5

LVIP Dimensional International Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 5,249,821
EXPENSES:
Management fees	764,842
Distribution fees-Service Class	737,044
Shareholder servicing fees	88,722
Accounting and administration expenses	55,602
Professional fees	18,198
Trustees’ fees and expenses	9,567
Reports and statements to shareholders	7,244
Custodian fees	3,816
Consulting fees	1,675
Pricing fees	336
Other	5,934
1,692,980
Less:
Management fees waived	(94,569)
Total operating expenses	1,598,411
NET INVESTMENT INCOME	3,651,410
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(1,392,279)
Sale of unaffiliated investments	2,700,658
Futures contracts	(17,759,155)
Net realized loss	(16,450,776)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(54,966,293)
Unaffiliated investments	(34,878,900)
Foreign currencies	(2,144)
Futures contracts	(612,744)
Net change in unrealized appreciation (depreciation)	(90,460,081)
NET REALIZED AND UNREALIZED LOSS	(106,910,857)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(103,259,447)
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,651,410	$ 16,929,076
Net realized gain (loss)	(16,450,776)	8,457,581
Net change in unrealized appreciation (depreciation)	(90,460,081)	65,468,163
Net increase (decrease) in net assets resulting from operations	(103,259,447)	90,854,820
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(694,621)
Service Class	—	(17,538,635)
	—	(18,233,256)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,132,583	3,030,954
Service Class	14,465,808	38,415,237
Reinvestment of dividends and distributions:
Standard Class	—	694,621
Service Class	—	17,538,635
	16,598,391	59,679,447
Cost of shares redeemed:
Standard Class	(2,179,702)	(4,660,182)
Service Class	(39,867,112)	(91,158,283)
	(42,046,814)	(95,818,465)
Decrease in net assets derived from capital share transactions	(25,448,423)	(36,139,018)
NET INCREASE (DECREASE) IN NET ASSETS	(128,707,870)	36,482,546
NET ASSETS:
Beginning of period	665,334,070	628,851,524
End of period	$ 536,626,200	$665,334,070
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund–6

LVIP Dimensional International Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 10.430	$ 9.317	$ 10.120	$ 8.888	$ 10.820	$ 8.760
Income (loss) from investment operations:
Net investment income[3]	0.071	0.295	0.160	0.271	0.222	0.220
Net realized and unrealized gain (loss)	(1.741)	1.137	(0.810)	1.224	(1.962)	2.070
Total from investment operations	(1.670)	1.432	(0.650)	1.495	(1.740)	2.290
Less dividends and distributions from:
Net investment income	—	(0.319)	(0.153)	(0.263)	(0.192)	(0.230)
Total dividends and distributions	—	(0.319)	(0.153)	(0.263)	(0.192)	(0.230)
Net asset value, end of period	$ 8.760	$ 10.430	$ 9.317	$ 10.120	$ 8.888	$ 10.820
Total return[4]	(16.01%)	15.37%	(6.42%)	16.81%	(16.08%)	26.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 19,577	$ 23,352	$ 21,735	$ 20,047	$ 17,850	$ 19,908
Ratio of expenses to average net assets[5]	0.28%	0.26%	0.28%	0.28%	0.27%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.31%	0.31%	0.32%	0.32%	0.31%	0.31%
Ratio of net investment income to average net assets	1.44% [6]	2.84%	1.95%	2.81%	2.13%	2.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.41% [6]	2.79%	1.91%	2.77%	2.09%	2.19%
Portfolio turnover	5%	9%	20%	5%	2%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund–7

LVIP Dimensional International Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 10.420	$ 9.309	$ 10.115	$ 8.886	$ 10.817	$ 8.760
Income (loss) from investment operations:
Net investment income[3]	0.058	0.268	0.139	0.247	0.195	0.196
Net realized and unrealized gain (loss)	(1.738)	1.135	(0.813)	1.221	(1.956)	2.066
Total from investment operations	(1.680)	1.403	(0.674)	1.468	(1.761)	2.262
Less dividends and distributions from:
Net investment income	—	(0.292)	(0.132)	(0.239)	(0.170)	(0.205)
Total dividends and distributions	—	(0.292)	(0.132)	(0.239)	(0.170)	(0.205)
Net asset value, end of period	$ 8.740	$ 10.420	$ 9.309	$ 10.115	$ 8.886	$ 10.817
Total return[4]	(16.12%)	15.08%	(6.66%)	16.52%	(16.28%)	25.84%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 517,050	$641,983	$607,117	$572,077	$ 454,778	$381,742
Ratio of expenses to average net assets[5]	0.53%	0.51%	0.53%	0.53%	0.52%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.56%	0.56%	0.57%	0.57%	0.56%	0.56%
Ratio of net investment income to average net assets	1.19% [6]	2.59%	1.70%	2.56%	1.88%	1.98%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.16% [6]	2.54%	1.66%	2.52%	1.84%	1.94%
Portfolio turnover	5%	9%	20%	5%	2%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund–8

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional International Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the Fund is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Dimensional International Equity Managed Volatility Fund–9

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to May 1, 2022, LIAC had contractually agreed to waive a portion of its advisory fee. The waiver amount was 0.045% of the Fund’s average daily net assets.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$20,874
Legal	3,726
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,364 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$116,026
Distribution fees payable to LFD	111,799
Printing and mailing fees payable to Lincoln Life	3,364
Shareholder servicing fees payable to Lincoln Life	13,459
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Dimensional International Equity Managed Volatility Fund–10

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2022, were as follows:
LVIP Dimensional International Equity Managed Volatility Fund
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-48.31%@
International Equity Fund-48.31%@
✧✧LVIP Dimensional International Core Equity Fund	$317,528,871	$18,873,082	$20,799,400	$(1,392,279)	$(54,966,293)	$259,243,981	24,673,454	$—	$—

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$27,479,398
Sales	57,147,272
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$462,724,526
Aggregate unrealized appreciation of investments and derivatives	$ 71,578,842
Aggregate unrealized depreciation of investments and derivatives	(59,743)
Net unrealized appreciation of investments and derivatives	$ 71,519,099
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP Dimensional International Equity Managed Volatility Fund–11

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$259,243,981	$—	$—	$259,243,981
Unaffiliated Investment Companies	274,821,982	—	—	274,821,982
Total Investments	$534,065,963	$—	$—	$534,065,963
Derivatives:
Assets:
Futures Contracts	$ 237,405	$—	$—	$ 237,405
Liabilities:
Futures Contracts	$ (59,743)	$—	$—	$ (59,743)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	211,539	292,627
Service Class	1,496,087	3,659,386
Shares reinvested:
Standard Class	—	66,576
Service Class	—	1,682,554
	1,707,626	5,701,143
Shares redeemed:
Standard Class	(215,524)	(453,005)
Service Class	(3,949,582)	(8,947,284)
	(4,165,106)	(9,400,289)
Net decrease	(2,457,480)	(3,699,146)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded.
LVIP Dimensional International Equity Managed Volatility Fund–12

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$177,769	Variation margin due from broker on futures contracts	$(24,366)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	59,636	Variation margin due from broker on futures contracts	(35,377)
Total		$237,405		$(59,743)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(16,313,065)	$(481,068)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,446,090)	(131,676)
Total		$(17,759,155)	$(612,744)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$31,607,185	$7,766,507
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the
LVIP Dimensional International Equity Managed Volatility Fund–13

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional International Equity Managed Volatility Fund–14

LVIP Dimensional International Equity Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Dimensional International Equity Managed Volatility Fund–15

LVIP Dimensional U.S. Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Dimensional U.S. Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional U.S. Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$831.70	0.30%	$1.36
Service Class Shares	1,000.00	830.60	0.55%	2.50
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.30%	$1.51
Service Class Shares	1,000.00	1,022.10	0.55%	2.76

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Dimensional U.S. Equity Managed Volatility Fund–1

LVIP Dimensional U.S. Equity Managed Volatility Fund
Security Type/Sector Allocations (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	54.74%
Investment Company	54.74%
Equity Fund	54.74%
Unaffiliated Investments	42.55%
Investment Companies	42.55%
Equity Fund	36.79%
Money Market Fund	5.76%
Total Investments	97.29%
Receivables and Other Assets Net of Liabilities	2.71%
Total Net Assets	100.00%
LVIP Dimensional U.S. Equity Managed Volatility Fund–2

LVIP Dimensional U.S. Equity Managed Volatility Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–54.74%
INVESTMENT COMPANY–54.74%
Equity Fund–54.74%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	29,817,904	$ 501,000,422
Total Affiliated Investment (Cost $292,990,109)		501,000,422

UNAFFILIATED INVESTMENTS–42.55%
INVESTMENT COMPANIES–42.55%
Equity Fund–36.79%
**Dimensional Investment Group– DFA U.S. Large Company Portfolio	12,503,623	336,722,574
336,722,574
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–5.76%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	52,790,053	$ 52,790,053
		52,790,053
Total Unaffiliated Investments (Cost $241,184,406)		389,512,627

TOTAL INVESTMENTS–97.29% (Cost $534,174,515)	890,513,049
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.71%	24,761,198
NET ASSETS APPLICABLE TO 46,371,888 SHARES OUTSTANDING–100.00%	$915,274,247

✧✧ Standard Class shares.
** Institutional Class shares.

The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
(261)	E-mini Russell 2000 Index	$ (22,289,400)	$ (23,468,174)	9/16/22	$ 1,178,774	$—
(1,295)	E-mini S&P 500 Index	(245,370,125)	(254,642,499)	9/16/22	9,272,374	—
(232)	E-mini S&P MidCap 400 Index	(52,617,600)	(55,174,023)	9/16/22	2,556,423	—
Total Futures Contracts					$13,007,571	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
DFA–Dimensional Fund Advisors
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund–3

LVIP Dimensional U.S. Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
ASSETS:
Affiliated investments, at value	$501,000,422
Unaffiliated investments, at value	389,512,627
Cash collateral held at broker for futures contracts	19,981,501
Variation margin due from broker on futures contracts	4,100,983
Cash	865,995
Receivable for fund shares sold	208,574
Receivable for securities sold	90,540
Dividends and interest receivable	46,269
Prepaid expenses	2,434
TOTAL ASSETS	915,809,345
LIABILITIES:
Due to manager and affiliates	401,302
Payable for fund shares redeemed	93,363
Other accrued expenses payable	40,433
TOTAL LIABILITIES	535,098
TOTAL NET ASSETS	$915,274,247
Affiliated investments, at cost	$292,990,109
Unaffiliated investments, at cost	241,184,406
Standard Class:
Net Assets	$ 30,821,618
Shares Outstanding	1,557,752
Net Asset Value Per Share	$ 19.786
Service Class:
Net Assets	$884,452,629
Shares Outstanding	44,814,136
Net Asset Value Per Share	$ 19.736
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$509,485,919
Distributable earnings/(accumulated loss)	405,788,328
TOTAL NET ASSETS	$915,274,247
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund–4

LVIP Dimensional U.S. Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 2,665,499
EXPENSES:
Management fees	1,257,210
Distribution fees-Service Class	1,215,582
Shareholder servicing fees	145,836
Accounting and administration expenses	71,959
Professional fees	21,260
Trustees’ fees and expenses	15,836
Reports and statements to shareholders	10,104
Custodian fees	4,187
Consulting fees	1,812
Pricing fees	159
Other	8,756
2,752,701
Less:
Management fees waived	(25,144)
Total operating expenses	2,727,557
NET INVESTMENT LOSS	(62,058)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	11,993,391
Sale of unaffiliated investments	(1,565,623)
Futures contracts	(281,356)
Net realized gain	10,146,412
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(124,955,649)
Unaffiliated investments	(85,949,196)
Futures contracts	12,253,665
Net change in unrealized appreciation (depreciation)	(198,651,180)
NET REALIZED AND UNREALIZED LOSS	(188,504,768)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(188,566,826)
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (62,058)	$ 5,802,849
Net realized gain	10,146,412	98,444,631
Net change in unrealized appreciation (depreciation)	(198,651,180)	160,121,979
Net increase (decrease) in net assets resulting from operations	(188,566,826)	264,369,459
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(359,547)
Service Class	—	(8,127,299)
	—	(8,486,846)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,806,742	4,440,073
Service Class	24,727,340	34,547,047
Reinvestment of dividends and distributions:
Standard Class	—	359,547
Service Class	—	8,127,299
	28,534,082	47,473,966
Cost of shares redeemed:
Standard Class	(3,424,177)	(5,734,791)
Service Class	(52,083,642)	(199,326,900)
	(55,507,819)	(205,061,691)
Decrease in net assets derived from capital share transactions	(26,973,737)	(157,587,725)
NET INCREASE (DECREASE) IN NET ASSETS	(215,540,563)	98,294,888
NET ASSETS:
Beginning of period	1,130,814,810	1,032,519,922
End of period	$ 915,274,247	$1,130,814,810
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund–5

LVIP Dimensional U.S. Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 23.790	$ 18.815	$ 16.485	$ 13.943	$ 15.292	$ 12.972
Income (loss) from investment operations:
Net investment income[3]	0.025	0.167	0.185	0.189	0.173	0.169
Net realized and unrealized gain (loss)	(4.029)	5.043	2.334	2.540	(1.365)	2.318
Total from investment operations	(4.004)	5.210	2.519	2.729	(1.192)	2.487
Less dividends and distributions from:
Net investment income	—	(0.235)	(0.189)	(0.187)	(0.157)	(0.167)
Total dividends and distributions	—	(0.235)	(0.189)	(0.187)	(0.157)	(0.167)
Net asset value, end of period	$ 19.786	$ 23.790	$ 18.815	$ 16.485	$ 13.943	$ 15.292
Total return[4]	(16.83%)	27.69%	15.30%	19.58%	(7.79%)	19.17%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 30,822	$ 36,695	$ 29,853	$ 27,715	$ 22,548	$ 26,961
Ratio of expenses to average net assets[5]	0.30%	0.29%	0.31%	0.31%	0.31%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.31%	0.30%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	0.23% [6]	0.78%	1.14%	1.24%	1.11%	1.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.22% [6]	0.77%	1.14%	1.24%	1.11%	1.20%
Portfolio turnover	2%	7%	12%	10%	7%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund–6

LVIP Dimensional U.S. Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 23.760	$ 18.792	$ 16.469	$ 13.933	$ 15.280	$ 12.965
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.002)	0.112	0.144	0.151	0.134	0.134
Net realized and unrealized gain (loss)	(4.022)	5.033	2.325	2.535	(1.360)	2.313
Total from investment operations	(4.024)	5.145	2.469	2.686	(1.226)	2.447
Less dividends and distributions from:
Net investment income	—	(0.177)	(0.146)	(0.150)	(0.121)	(0.132)
Total dividends and distributions	—	(0.177)	(0.146)	(0.150)	(0.121)	(0.132)
Net asset value, end of period	$ 19.736	$ 23.760	$ 18.792	$ 16.469	$ 13.933	$ 15.280
Total return[4]	(16.94%)	27.38%	15.01%	19.28%	(8.02%)	18.87%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 884,453	$1,094,120	$1,002,667	$957,599	$773,513	$741,295
Ratio of expenses to average net assets[5]	0.55%	0.54%	0.56%	0.56%	0.56%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.56%	0.55%	0.56%	0.56%	0.56%	0.55%
Ratio of net investment income (loss) to average net assets	(0.02%) [6]	0.53%	0.89%	0.99%	0.86%	0.95%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.03%) [6]	0.52%	0.89%	0.99%	0.86%	0.95%
Portfolio turnover	2%	7%	12%	10%	7%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund–7

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average
LVIP Dimensional U.S. Equity Managed Volatility Fund–8

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
daily net assets.   This agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
 The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$34,529
Legal	6,164
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,660 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$188,477
Distribution fees payable to LFD	185,855
Printing and mailing fees payable to Lincoln Life	4,660
Shareholder servicing fees payable to Lincoln Life	22,310
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Dimensional U.S. Equity Managed Volatility Fund–9

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-54.74%@
Equity Fund-54.74%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$642,371,437	$5,448,654	$33,857,411	$11,993,391	$(124,955,649)	$501,000,422	29,817,904	$—	$—

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$15,666,360
Sales	54,076,058
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$534,174,515
Aggregate unrealized appreciation of investments and derivatives	$356,338,534
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$356,338,534
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP Dimensional U.S. Equity Managed Volatility Fund–10

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$501,000,422	$—	$—	$501,000,422
Unaffiliated Investment Companies	389,512,627	—	—	389,512,627
Total Investments	$890,513,049	$—	$—	$890,513,049
Derivatives:
Assets:
Futures Contracts	$ 13,007,571	$—	$—	$ 13,007,571
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	173,556	204,806
Service Class	1,152,868	1,608,105
Shares reinvested:
Standard Class	—	15,134
Service Class	—	343,109
	1,326,424	2,171,154
Shares redeemed:
Standard Class	(158,232)	(264,181)
Service Class	(2,388,188)	(9,256,452)
	(2,546,420)	(9,520,633)
Net decrease	(1,219,996)	(7,349,479)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in
LVIP Dimensional U.S. Equity Managed Volatility Fund–11

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$13,007,571	Variation margin due from broker on futures contracts	$—

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(281,356)	$12,253,665
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$22,004,069	$136,742,330
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Dimensional U.S. Equity Managed Volatility Fund–12

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund–13

LVIP Dimensional U.S. Equity Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Dimensional U.S. Equity Managed Volatility Fund–14

LVIP Dimensional International Core Equity Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Dimensional International Core Equity Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional International Core Equity Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$823.40	0.62%	$2.80
Service Class Shares	1,000.00	822.40	0.87%	3.93
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.70	0.62%	$3.11
Service Class Shares	1,000.00	1,020.50	0.87%	4.36

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Dimensional International Core Equity Fund–1

LVIP Dimensional International Core Equity Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Security Type/Country	Percentage of Net Assets
Common Stock	98.64%
Australia	6.52%
Austria	0.49%
Belgium	1.18%
Britain	0.06%
Canada	11.69%
Chile	0.06%
China	0.04%
Denmark	2.18%
Faeroe Islands	0.07%
Finland	1.56%
France	7.37%
Georgia	0.00%
Germany	6.22%
Greenland	0.13%
Guernsey	0.00%
Hong Kong	2.66%
Ireland	0.77%
Isle Of Man	0.04%
Israel	1.17%
Italy	2.19%
Japan	21.70%
Jersey	0.04%
Luxembourg	0.32%
Macau	0.01%
Malta	0.00%
Mexico	0.02%
Mongolia	0.00%
Netherlands	3.49%
New Zealand	0.39%
Norway	0.93%
Philippines	0.00%
Portugal	0.30%
Singapore	0.97%
Spain	2.41%
Sweden	2.82%
Switzerland	8.36%
Taiwan	0.00%
United Arab Emirates	0.00%
United Kingdom	12.38%
United States	0.10%
Preferred Stocks	0.47%
Rights	0.00%
Warrants	0.00%
Security Type/Country	Percentage of Net Assets
Money Market Fund	0.25%
Total Investments	99.36%
Receivables and Other Assets Net of Liabilities	0.64%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	1.23%
Air Freight & Logistics	0.57%
Airlines	0.18%
Auto Components	1.63%
Automobiles	2.53%
Banks	8.25%
Beverages	1.13%
Biotechnology	0.48%
Building Products	1.14%
Capital Markets	2.29%
Chemicals	4.03%
Commercial Services & Supplies	1.14%
Communications Equipment	0.36%
Construction & Engineering	2.00%
Construction Materials	0.72%
Consumer Finance	0.10%
Containers & Packaging	0.65%
Distributors	0.21%
Diversified Consumer Services	0.11%
Diversified Financial Services	0.24%
Diversified Telecommunication Services	2.69%
Electric Utilities	1.45%
Electrical Equipment	1.25%
Electronic Equipment, Instruments & Components	1.41%
Energy Equipment & Services	0.45%
Entertainment	0.49%
Food & Staples Retailing	2.40%
Food Products	2.71%
Gas Utilities	0.57%
Health Care Equipment & Supplies	1.34%
Health Care Providers & Services	0.96%
Health Care Technology	0.17%
Hotels, Restaurants & Leisure	1.59%
Household Durables	1.57%
Household Products	0.32%
Independent Power and Renewable Electricity Producers	0.70%
LVIP Dimensional International Core Equity Fund–2

LVIP Dimensional International Core Equity Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)
Sector	Percentage of Net Assets
Industrial Conglomerates	0.86%
Insurance	4.45%
Interactive Media & Services	0.31%
Internet & Direct Marketing Retail	0.21%
IT Services	1.83%
Leisure Products	0.32%
Life Sciences Tools & Services	0.45%
Machinery	3.66%
Marine	0.55%
Media	1.20%
Metals & Mining	5.75%
Multiline Retail	0.65%
Multi-Utilities	0.85%
Oil, Gas & Consumable Fuels	6.96%
Paper & Forest Products	0.75%
Personal Products	0.72%
Pharmaceuticals	4.81%
Professional Services	1.68%
Real Estate Management & Development	2.30%
Road & Rail	1.19%
Semiconductors & Semiconductor Equipment	1.61%
Software	0.92%
Specialty Retail	1.46%
Technology Hardware, Storage & Peripherals	0.45%
Textiles, Apparel & Luxury Goods	1.87%
Thrifts & Mortgage Finance	0.11%
Tobacco	0.63%
Trading Companies & Distributors	1.88%
Transportation Infrastructure	0.41%
Water Utilities	0.11%
Wireless Telecommunication Services	1.10%
Total	99.11%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Roche Holding AG	0.75%
Nestle SA	0.74%
TotalEnergies SE	0.70%
Toyota Motor Corp.	0.68%
Novo Nordisk AS Class B	0.61%
LVMH Moet Hennessy Louis Vuitton SE	0.54%
Shell PLC ADR	0.51%
Royal Bank of Canada	0.51%
AIA Group Ltd.	0.48%
Deutsche Telekom AG	0.47%
Total	5.99%

ADR–American Depositary Receipt
IT–Information Technology

LVIP Dimensional International Core Equity Fund–3

LVIP Dimensional International Core Equity Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.64%
Australia–6.52%
†A2B Australia Ltd.	7,280	$ 5,551
Accent Group Ltd.	23,197	19,872
Adairs Ltd.	13,680	18,057
Adbri Ltd.	25,861	43,351
AGL Energy Ltd.	16,999	97,173
†Ainsworth Game Technology Ltd.	6,705	4,436
†Alkane Resources Ltd.	24,815	10,627
†Alliance Aviation Services Ltd.	9,515	23,435
†Allkem Ltd.	5,075	36,299
ALS Ltd.	19,345	143,113
Altium Ltd.	3,169	59,067
Alumina Ltd.	81,438	82,552
Alumina Ltd. ADR	1,900	7,761
†AMA Group Ltd.	41,131	4,826
†AMP Ltd.	271,448	179,295
Ampol Ltd.	11,372	268,407
Ansell Ltd.	8,176	125,673
APA Group	17,380	135,351
Appen Ltd.	3,936	15,288
ARB Corp. Ltd.	3,746	73,181
Aristocrat Leisure Ltd.	10,926	259,886
ASX Ltd.	1,403	79,304
Atlas Arteria Ltd.	26,764	149,122
AUB Group Ltd.	2,167	26,558
†Aurelia Metals Ltd.	66,930	11,789
Aurizon Holdings Ltd.	131,158	344,949
Austal Ltd.	23,948	29,753
Australia & New Zealand Banking Group Ltd.	40,473	616,432
†Australian Agricultural Co. Ltd.	17,102	25,528
Australian Ethical Investment Ltd.	4,085	13,165
Auswide Bank Ltd.	2,356	9,893
Baby Bunting Group Ltd.	5,130	14,461
Bank of Queensland Ltd.	44,146	203,617
Bapcor Ltd.	24,165	101,561
Beach Energy Ltd.	151,652	180,626
Bega Cheese Ltd.	21,396	56,486
Bell Financial Group Ltd.	20,472	13,671
Bendigo & Adelaide Bank Ltd.	36,945	231,905
BHP Group Ltd.	53,983	1,539,593
BHP Group Ltd. ADR	32,090	1,802,816
Blackmores Ltd.	684	33,298
BlueScope Steel Ltd.	25,945	285,879
Brambles Ltd.	39,140	289,413
Bravura Solutions Ltd.	9,938	9,719
Breville Group Ltd.	4,589	56,951
Brickworks Ltd.	6,412	82,215
†BWX Ltd.	3,186	1,412
Capitol Health Ltd.	68,459	13,231
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
†carsales.com Ltd.	12,124	$ 153,018
Cedar Woods Properties Ltd.	3,769	9,587
Challenger Ltd.	36,923	174,806
Champion Iron Ltd.	17,449	65,231
†City Chic Collective Ltd.	7,495	9,486
Cleanaway Waste Management Ltd.	104,872	182,549
Clinuvel Pharmaceuticals Ltd.	1,205	12,360
Cochlear Ltd.	1,094	150,198
Codan Ltd.	8,979	43,236
†Cogstate Ltd.	4,311	4,538
Coles Group Ltd.	24,475	301,198
Collins Foods Ltd.	10,696	73,302
Commonwealth Bank of Australia	16,292	1,017,867
Computershare Ltd.	12,854	219,201
†Cooper Energy Ltd.	131,415	22,246
†Corporate Travel Management Ltd.	2,896	37,200
Costa Group Holdings Ltd.	16,375	32,381
CSL Ltd.	4,458	827,739
CSR Ltd.	42,583	119,709
Data#3 Ltd.	9,337	30,049
†De Grey Mining Ltd.	21,671	11,997
Dicker Data Ltd.	4,081	31,187
Domain Holdings Australia Ltd.	13,033	27,077
Domino's Pizza Enterprises Ltd.	2,023	95,093
Downer EDI Ltd.	54,415	189,865
Eagers Automotive Ltd.	9,563	64,220
†Eclipx Group Ltd.	23,440	37,238
Elanor Investor Group	7,930	9,056
Elders Ltd.	10,004	87,095
†Electro Optic Systems Holdings Ltd.	7,789	5,658
Emeco Holdings Ltd.	23,831	10,735
Endeavour Group Ltd.	18,667	97,656
†Energy World Corp. Ltd.	57,823	2,395
EQT Holdings Ltd.	1,314	23,763
Estia Health Ltd.	23,316	30,739
†EVENT Hospitality & Entertainment Ltd.	5,920	53,214
Evolution Mining Ltd.	62,037	101,365
†Flight Centre Travel Group Ltd.	3,933	47,299
Fortescue Metals Group Ltd.	62,612	752,894
G8 Education Ltd.	76,969	56,213
Genworth Mortgage Insurance Australia Ltd.	31,524	50,154
Gold Road Resources Ltd.	52,085	40,510
LVIP Dimensional International Core Equity Fund–4

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
GrainCorp Ltd. Class A	19,403	$ 127,763
Grange Resources Ltd.	19,800	17,330
GUD Holdings Ltd.	9,790	53,979
GWA Group Ltd.	14,929	20,281
Hansen Technologies Ltd.	12,748	45,811
Harvey Norman Holdings Ltd.	36,024	92,370
Healius Ltd.	37,929	96,160
HT&E Ltd.	22,200	17,215
HUB24 Ltd.	2,110	29,562
IDP Education Ltd.	5,166	84,594
IGO Ltd.	35,662	244,443
Iluka Resources Ltd.	26,111	170,320
Imdex Ltd.	35,738	45,500
†Immutep Ltd. ADR	4,950	10,048
Incitec Pivot Ltd.	103,501	238,187
Infomedia Ltd.	19,919	22,934
Inghams Group Ltd.	21,678	38,646
Insignia Financial Ltd.	49,214	91,710
Insurance Australia Group Ltd.	46,970	141,640
Integral Diagnostics Ltd.	13,026	27,285
†Integrated Research Ltd.	6,964	2,019
InvoCare Ltd.	6,557	47,320
IPH Ltd.	9,773	54,984
IRESS Ltd.	12,236	97,218
IVE Group Ltd.	13,275	15,740
JB Hi-Fi Ltd.	8,291	220,510
Johns Lyng Group Ltd.	9,443	37,387
Jupiter Mines Ltd.	61,368	8,293
†Karoon Energy Ltd.	32,907	39,537
Kelsian Group Ltd.	8,919	35,157
†Kogan.com Ltd.	2,826	5,431
Lendlease Corp. Ltd.	16,769	105,627
Lifestyle Communities Ltd.	4,358	40,861
Link Administration Holdings Ltd.	43,066	112,766
†Lottery Corp. Ltd.	52,826	164,813
Lovisa Holdings Ltd.	4,119	39,336
†Lynas Rare Earths Ltd.	15,290	92,418
MA Financial Group Ltd.	1,772	5,527
MACA Ltd.	44,075	20,118
Macmahon Holdings Ltd.	102,720	9,587
Macquarie Group Ltd.	3,392	386,199
Magellan Financial Group Ltd.	4,427	39,586
†Mayne Pharma Group Ltd.	92,739	16,030
McMillan Shakespeare Ltd.	6,278	42,219
McPherson's Ltd.	9,847	4,452
Medibank Pvt Ltd.	88,856	199,853
†Megaport Ltd.	1,980	7,484
†Mesoblast Ltd.	24,142	10,163
†Metals X Ltd.	32,061	7,470
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Metcash Ltd.	75,171	$ 220,345
†Mincor Resources NL	11,611	13,438
†Mineral Resources Ltd.	6,623	222,285
†MMA Offshore Ltd.	44,718	17,302
Monadelphous Group Ltd.	7,774	53,466
Monash IVF Group Ltd.	25,246	16,361
Mount Gibson Iron Ltd.	40,070	14,992
Myer Holdings Ltd.	88,520	19,899
MyState Ltd.	6,959	19,598
†Nanosonics Ltd.	3,177	7,363
National Australia Bank Ltd.	45,481	862,449
†Nearmap Ltd.	17,555	12,499
Netwealth Group Ltd.	7,114	59,830
New Hope Corp. Ltd.	36,510	87,743
Newcrest Mining Ltd.	20,388	289,870
†NEXTDC Ltd.	10,429	76,757
nib holdings Ltd.	29,549	150,632
Nick Scali Ltd.	4,073	23,226
Nickel Industries Ltd.	54,205	36,558
Nine Entertainment Co. Holdings Ltd.	97,147	122,874
Northern Star Resources Ltd.	39,640	185,940
†Novonix Ltd.	3,323	5,245
NRW Holdings Ltd.	32,810	38,499
Nufarm Ltd.	27,327	96,367
Objective Corp. Ltd.	662	6,283
†OFX Group Ltd.	15,689	24,799
OM Holdings Ltd.	23,197	12,166
†Omni Bridgeway Ltd.	13,858	34,111
oOh!media Ltd.	48,209	40,230
Orica Ltd.	20,454	223,781
Origin Energy Ltd.	42,203	167,527
Orora Ltd.	57,100	144,085
OZ Minerals Ltd.	20,758	255,180
Pact Group Holdings Ltd.	10,178	12,718
†Paladin Energy Ltd.	39,488	15,847
Peet Ltd.	38,309	24,856
Pendal Group Ltd.	18,409	56,323
PeopleIN Ltd.	6,013	11,987
†Perenti Global Ltd.	37,686	17,089
Perpetual Ltd.	3,704	73,936
Perseus Mining Ltd.	96,454	104,656
†Pilbara Minerals Ltd.	13,139	20,900
Pinnacle Investment Management Group Ltd.	830	4,043
Platinum Asset Management Ltd.	14,872	17,953
†Praemium Ltd.	19,514	6,275
Premier Investments Ltd.	5,944	79,180
Pro Medicus Ltd.	2,911	85,070
Propel Funeral Partners Ltd.	3,978	12,998

LVIP Dimensional International Core Equity Fund–5

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
PWR Holdings Ltd.	7,683	$ 33,577
†Qantas Airways Ltd.	16,133	49,929
QBE Insurance Group Ltd.	32,554	273,547
Qube Holdings Ltd.	54,031	101,911
Ramelius Resources Ltd.	60,311	36,099
Ramsay Health Care Ltd.	3,862	195,613
REA Group Ltd.	988	76,294
†Red 5 Ltd.	36,423	6,255
†Redbubble Ltd.	8,524	5,300
Reece Ltd.	2,575	24,459
Regis Healthcare Ltd.	6,738	8,604
†Regis Resources Ltd.	71,547	63,720
†Reject Shop Ltd.	2,536	5,691
Reliance Worldwide Corp. Ltd.	31,433	87,841
†Resolute Mining Ltd.	69,900	10,863
†Retail Food Group Ltd.	179,663	4,834
Ridley Corp. Ltd.	36,736	45,452
Rio Tinto Ltd.	10,945	780,804
Sandfire Resources Ltd.	31,308	96,517
Santos Ltd.	88,995	451,221
SEEK Ltd.	3,000	43,518
†Select Harvests Ltd.	8,680	28,204
Servcorp Ltd.	2,368	5,390
†Service Stream Ltd.	31,975	19,329
Seven Group Holdings Ltd.	4,272	49,114
†Seven West Media Ltd.	80,912	22,894
SG Fleet Group Ltd.	12,991	19,200
Sigma Healthcare Ltd.	68,311	27,397
†Silver Lake Resources Ltd.	76,609	63,680
Sims Ltd.	13,898	132,097
SmartGroup Corp. Ltd.	4,615	19,499
Sonic Healthcare Ltd.	18,113	412,855
South32 Ltd.	109,903	297,803
Southern Cross Media Group Ltd.	16,431	11,323
=†SpeedCast International Ltd.	13,963	0
SRG Global Ltd.	36,425	15,361
†St Barbara Ltd.	62,703	32,201
†Star Entertainment Group Ltd.	62,242	120,160
Steadfast Group Ltd.	41,912	145,830
Suncorp Group Ltd.	30,214	230,404
Sunland Group Ltd.	6,027	11,445
Super Retail Group Ltd.	14,826	87,086
†Superloop Ltd.	24,939	12,417
Symbio Holdings Ltd.	2,506	6,054
†Syrah Resources Ltd.	52,437	44,999
Tabcorp Holdings Ltd.	52,826	38,993
Tassal Group Ltd.	16,917	55,970
Technology One Ltd.	20,003	148,330
Telstra Corp. Ltd.	94,447	251,208
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
†Temple & Webster Group Ltd.	2,541	$ 5,837
Ten Sixty Four Ltd.	34,142	16,261
TPG Telecom Ltd.	17,504	72,224
Transurban Group	22,111	219,989
Treasury Wine Estates Ltd.	14,589	114,410
†Tuas Ltd.	11,966	9,168
†Tyro Payments Ltd.	4,134	1,718
United Malt Group Ltd.	20,933	47,338
†Uniti Group Ltd.	11,682	39,705
Virtus Health Ltd.	6,265	34,163
Vita Group Ltd.	25,169	3,214
Viva Energy Group Ltd.	60,349	120,595
†Webjet Ltd.	10,586	39,191
Wesfarmers Ltd.	12,973	375,231
†West African Resources Ltd.	66,776	55,592
Westgold Resources Ltd.	30,764	25,121
Westpac Banking Corp.	54,618	736,737
Whitehaven Coal Ltd.	73,441	246,779
WiseTech Global Ltd.	544	14,265
†Woodside Energy Group Ltd.	48,316	1,055,881
Woolworths Group Ltd.	18,667	458,505
Worley Ltd.	16,705	164,711
Yancoal Australia Ltd.	3,195	11,866
†Zip Co. Ltd.	7,574	2,312
		29,319,391
Austria–0.49%
Agrana Beteiligungs AG	1,444	25,725
ANDRITZ AG	4,969	200,580
AT&S Austria Technologie & Systemtechnik AG	2,359	126,767
†BAWAG Group AG	5,665	239,146
Erste Group Bank AG	7,669	194,879
Lenzing AG	820	66,462
Mayr Melnhof Karton AG	482	82,390
Oesterreichische Post AG	2,883	82,472
OMV AG	5,480	257,728
Palfinger AG	713	16,289
POLYTEC Holding AG	1,389	8,734
Porr Ag	1,155	14,949
†Raiffeisen Bank International AG	10,645	116,302
Rosenbauer International AG	188	6,639
S IMMO AG	2,366	56,604
Schoeller-Bleckmann Oilfield Equipment AG	676	38,024
Semperit AG Holding	457	8,879
Strabag SE	1,251	53,161
†Telekom Austria AG	13,782	91,712
UBM Development AG	240	8,658

LVIP Dimensional International Core Equity Fund–6

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Austria (continued)
UNIQA Insurance Group AG	11,282	$ 80,071
Verbund AG	241	23,690
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,121	71,386
voestalpine AG	9,005	192,457
Wienerberger AG	5,936	128,174
Zumtobel Group AG	1,947	14,396
		2,206,274
Belgium–1.18%
Ackermans & van Haaren NV	1,690	252,835
Ageas SA	10,725	472,893
†AGFA-Gevaert NV	14,619	54,042
Anheuser-Busch InBev SA	13,979	752,796
Anheuser-Busch InBev SA ADR	1,200	64,740
Atenor	154	8,343
Barco NV	1,187	25,033
Bekaert SA	3,277	107,194
bpost SA	6,706	39,737
†Cie d'Entreprises CFE	740	6,425
Deceuninck NV	7,755	17,977
D'ieteren Group	2,428	356,784
Dredging Environmental & Marine Engineering NV	740	81,426
Econocom Group SA	6,908	24,156
Elia Group SA	1,268	180,082
Etablissements Franz Colruyt NV	3,086	83,922
†Euronav NV	19,454	233,108
EVS Broadcast Equipment SA	1,163	26,386
Exmar NV	2,088	11,072
Fagron	5,252	85,132
†Galapagos NV	3,623	200,883
†Greenyard NV	1,186	9,272
Immobel SA	390	24,706
Ion Beam Applications	2,113	34,455
Jensen-Group NV	278	8,099
KBC Group NV	5,662	318,550
†Kinepolis Group NV	664	31,965
Lotus Bakeries NV	34	186,411
Melexis NV	1,085	78,033
†Ontex Group NV	5,670	44,471
†Orange Belgium SA	1,748	32,968
Picanol	88	5,589
Proximus SADP	10,015	147,820
Recticel SA	4,441	66,482
Sipef NV	408	27,219
Solvay SA	5,699	464,275
Telenet Group Holding NV	1,893	39,335
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Belgium (continued)
TER Beke SA	49	$ 5,212
†Tessenderlo Group SA	1,566	49,709
UCB SA	2,856	242,015
Umicore SA	7,923	277,733
Van de Velde NV	509	18,437
VGP NV	628	100,179
†X-Fab Silicon Foundries SE	2,501	16,401
		5,314,302
Britain–0.06%
Hargreaves Services PLC	2,415	15,110
Travis Perkins PLC	16,458	195,080
Wickes Group PLC	16,234	32,607
		242,797
Canada–11.69%
†5N Plus, Inc.	6,300	6,754
Absolute Software Corp.	1,400	12,073
Acadian Timber Corp.	800	10,354
†Advantage Energy Ltd.	16,293	101,262
Aecon Group, Inc.	5,100	52,022
Ag Growth International, Inc.	900	20,759
AGF Management Ltd. Class B	5,000	24,899
Agnico Eagle Mines Ltd.	19,854	908,646
†Aimia, Inc.	2,700	9,649
†Air Canada	4,430	55,203
AirBoss of America Corp.	1,300	15,684
Alamos Gold, Inc. Class A	35,241	247,321
Algoma Central Corp.	1,600	19,938
Algonquin Power & Utilities Corp.	14,010	188,223
Alimentation Couche-Tard, Inc.	14,400	561,702
AltaGas Ltd.	19,534	412,169
Altius Minerals Corp.	3,600	50,733
Altus Group Ltd.	796	27,574
Amerigo Resources Ltd.	14,300	13,776
Andlauer Healthcare Group, Inc.	600	20,388
Andrew Peller Ltd. Class A	1,500	6,817
ARC Resources Ltd.	58,649	739,491
†Argonaut Gold, Inc.	16,363	5,720
†Aritzia, Inc.	5,700	154,323
Atco Ltd. Class I	2,800	95,929
†Athabasca Oil Corp.	26,708	51,665
†ATS Automation Tooling Systems, Inc.	3,100	85,134
†Aurora Cannabis, Inc.	9,319	12,301
†AutoCanada, Inc.	1,479	28,220
B2Gold Corp.	101,560	344,004

LVIP Dimensional International Core Equity Fund–7

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Badger Infrastructure Solution	2,900	$ 63,623
†Ballard Power Systems, Inc.	1,300	8,190
Bank of Montreal	18,351	1,764,784
Bank of Nova Scotia	22,691	1,343,485
Barrick Gold Corp.	18,958	335,367
†Bausch Health Cos., Inc.	6,866	57,400
†Baytex Energy Corp.	6,677	32,420
BCE, Inc.	1,521	74,793
Birchcliff Energy Ltd.	24,553	166,904
Bird Construction, Inc.	3,322	19,279
Black Diamond Group Ltd.	2,500	7,225
†BlackBerry Ltd.	7,039	37,944
BMTC Group, Inc.	600	6,754
†Bombardier, Inc. Class B	3,708	55,655
†Bonterra Energy Corp.	2,713	18,843
Boralex, Inc. Class A	6,666	222,062
Boyd Group Services, Inc.	1,101	118,602
†Bragg Gaming Group, Inc.	1,500	6,922
†Brookfield Asset Management Reinsurance Partners Ltd. Class A	15	669
Brookfield Asset Management, Inc. Class A	2,227	99,035
Brookfield Infrastructure Corp. Class A	6,403	271,749
BRP, Inc.	1,741	107,142
†CAE, Inc.	6,475	159,415
†Calfrac Well Services Ltd.	2,200	8,272
Calian Group Ltd.	600	29,394
Cameco Corp.	3,563	74,894
Canaccord Genuity Group, Inc.	8,726	57,147
Canacol Energy Ltd.	13,100	25,646
†Canada Goose Holdings, Inc.	3,868	69,663
Canadian Imperial Bank of Commerce	19,444	943,953
Canadian National Railway Co.	7,524	846,224
Canadian Natural Resources Ltd.	37,346	2,004,757
Canadian Pacific Railway Ltd.	3,481	243,113
Canadian Tire Corp. Ltd. Class A	3,908	493,054
Canadian Utilities Ltd. Class A	3,945	117,657
Canadian Western Bank	6,945	140,443
†Canfor Corp.	6,500	113,366
†Canfor Pulp Products, Inc.	2,900	11,265
†Canopy Growth Corp.	2,387	6,803
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Capital Power Corp.	5,188	$ 181,411
†Capstone Mining Corp.	27,443	69,290
Cardinal Energy Ltd.	10,200	57,292
Cascades, Inc.	8,787	69,152
CCL Industries, Inc. Class B	6,278	296,732
†Celestica, Inc.	10,108	98,250
Cenovus Energy, Inc.	34,303	652,466
Centerra Gold, Inc.	17,827	120,906
CES Energy Solutions Corp.	18,401	33,308
†CGI, Inc.	6,359	506,561
China Gold International Resources Corp. Ltd.	14,900	41,556
CI Financial Corp.	16,000	169,919
Cogeco Communications, Inc.	1,566	105,929
Cogeco, Inc.	600	31,813
Colliers International Group, Inc.	465	51,015
Computer Modelling Group Ltd.	8,100	30,583
Constellation Software, Inc.	300	445,355
†Copper Mountain Mining Corp.	18,300	24,169
Corby Spirit & Wine Ltd.	700	9,381
Corus Entertainment, Inc. Class B	19,156	52,533
Crescent Point Energy Corp.	55,030	391,343
†Crew Energy, Inc.	5,725	20,548
†Cronos Group, Inc.	3,512	9,904
†Denison Mines Corp.	25,260	24,923
†Descartes Systems Group, Inc.	500	31,030
Dexterra Group, Inc.	2,620	11,256
Dollarama, Inc.	6,016	346,415
Doman Building Materials Group Ltd.	6,028	29,363
Dorel Industries, Inc. Class B	1,100	5,521
DREAM Unlimited Corp. Class A	4,119	101,919
Dundee Precious Metals, Inc.	10,800	53,782
Dynacor Gold Mines, Inc.	4,700	10,954
E-L Financial Corp. Ltd.	139	85,849
†Eldorado Gold Corp.	16,921	108,060
Emera, Inc.	4,709	220,597
Empire Co. Ltd. Class A	6,970	214,699
Enbridge, Inc.	16,463	695,495
Enerflex Ltd.	7,900	37,254
Enerplus Corp.	21,688	286,932

LVIP Dimensional International Core Equity Fund–8

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Enghouse Systems Ltd.	3,200	$ 70,677
†Ensign Energy Services, Inc.	13,872	36,318
EQB, Inc.	2,312	95,465
†Equinox Gold Corp.	22,920	101,938
†ERO Copper Corp.	3,262	27,547
Evertz Technologies Ltd.	1,800	18,249
Exchange Income Corp.	1,608	52,642
Exco Technologies Ltd.	2,400	14,897
Extendicare, Inc.	8,400	44,767
Fairfax Financial Holdings Ltd.	1,378	730,216
Fiera Capital Corp.	3,700	26,732
Finning International, Inc.	11,000	231,503
First Majestic Silver Corp.	8,788	63,098
First Quantum Minerals Ltd.	24,279	460,607
FirstService Corp.	1,900	230,392
Fortis, Inc.	5,993	283,297
†Fortuna Silver Mines, Inc.	14,658	41,678
Franco-Nevada Corp.	407	53,553
†Frontera Energy Corp.	5,800	46,636
†Galiano Gold, Inc.	4,900	2,018
†GDI Integrated Facility Services, Inc.	600	21,283
George Weston Ltd.	2,750	321,254
GFL Environmental, Inc.	2,500	64,500
Gibson Energy, Inc.	11,272	208,767
Gildan Activewear, Inc.	9,982	287,288
†GoldMoney, Inc.	6,400	8,104
†Gran Tierra Energy, Inc.	33,675	38,719
Great-West Lifeco, Inc.	6,395	156,149
Hammond Power Solutions, Inc.	1,600	19,242
Hardwoods Distribution, Inc.	1,800	39,518
†Heroux-Devtek, Inc.	2,187	23,617
High Liner Foods, Inc.	2,452	22,916
Home Capital Group, Inc.	4,312	81,604
Hudbay Minerals, Inc.	19,063	77,761
Hydro One Ltd.	4,900	131,750
†i-80 Gold Corp.	9,398	16,939
iA Financial Corp., Inc.	7,323	364,216
†IAMGOLD Corp.	34,000	54,683
†IBI Group, Inc.	2,100	23,493
IGM Financial, Inc.	3,894	104,368
†Imperial Metals Corp.	3,600	8,111
Imperial Oil Ltd.	3,496	164,697
Information Services Corp.	1,000	16,338
Innergex Renewable Energy, Inc.	7,872	105,800
Intact Financial Corp.	3,080	434,435
†Interfor Corp.	7,236	145,822
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†International Petroleum Corp.	8,726	$ 84,765
Jamieson Wellness, Inc.	2,000	55,640
†Journey Energy, Inc.	3,866	14,176
†Karora Resources, Inc.	8,800	22,697
K-Bro Linen, Inc.	800	20,093
†Kelt Exploration Ltd.	13,500	64,186
Keyera Corp.	10,894	248,822
†Kinaxis, Inc.	600	64,773
Kinross Gold Corp.	118,832	422,817
Lassonde Industries, Inc. Class A	400	36,998
Laurentian Bank of Canada	3,087	92,764
Leon's Furniture Ltd.	2,194	26,811
LifeWorks, Inc.	2,600	62,374
†Lightspeed Commerce, Inc.	1,100	24,530
Linamar Corp.	4,576	193,890
Loblaw Cos. Ltd.	4,733	426,860
†Lucara Diamond Corp.	28,465	13,490
†Lundin Gold, Inc.	4,100	29,431
Lundin Mining Corp.	50,809	322,096
Magellan Aerospace Corp.	1,000	5,834
Magna International, Inc.	15,021	824,653
†Mainstreet Equity Corp.	200	18,721
†Major Drilling Group International, Inc.	6,566	46,062
†Mandalay Resources Corp.	5,200	11,109
Manulife Financial Corp.	23,153	401,472
Maple Leaf Foods, Inc.	6,022	118,410
Martinrea International, Inc.	9,900	63,913
†MEG Energy Corp.	28,038	388,158
Methanex Corp.	4,115	157,310
Metro, Inc.	5,671	304,389
Morguard Corp.	186	15,751
†Mountain Province Diamonds, Inc.	4,500	1,853
MTY Food Group, Inc.	600	23,889
Mullen Group Ltd.	8,500	74,553
National Bank of Canada	13,725	900,677
Neo Performance Materials, Inc.	900	8,691
†New Gold, Inc.	59,077	62,877
NFI Group, Inc.	5,000	52,012
North American Construction Group Ltd.	2,400	26,421
North West Co., Inc.	3,800	98,277
Northland Power, Inc.	12,616	375,579
Nutrien Ltd.	7,885	628,344
†NuVista Energy Ltd.	9,000	72,157
†OceanaGold Corp.	50,766	97,415
Open Text Corp.	6,159	233,057

LVIP Dimensional International Core Equity Fund–9

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Organigram Holdings, Inc.	5,865	$ 5,379
Osisko Gold Royalties Ltd.	12,513	126,327
Pan American Silver Corp.	13,853	272,253
Paramount Resources Ltd. Class A	5,950	142,094
Parex Resources, Inc.	13,860	234,733
Park Lawn Corp.	1,419	37,525
Parkland Corp.	11,221	304,759
Pason Systems, Inc.	5,362	60,777
Pembina Pipeline Corp.	12,959	458,098
Peyto Exploration & Development Corp.	14,495	135,581
PHX Energy Services Corp.	3,310	12,446
Pine Cliff Energy Ltd.	9,500	10,775
Pizza Pizza Royalty Corp.	900	8,495
†Points.com, Inc.	355	8,871
Polaris Infrastructure, Inc.	1,700	25,714
Pollard Banknote Ltd.	800	12,536
†Precision Drilling Corp.	1,755	112,519
Premium Brands Holdings Corp.	1,900	137,703
Pulse Seismic, Inc.	4,700	7,595
Quarterhill, Inc.	21,100	30,489
Quebecor, Inc. Class B	8,600	183,799
†Real Matters, Inc.	5,000	19,733
Restaurant Brands International, Inc.	6,556	328,796
†RF Capital Group, Inc.	445	4,968
Richelieu Hardware Ltd.	3,600	94,195
Ritchie Bros Auctioneers, Inc.	4,000	260,240
Rogers Communications, Inc. Class B	9,849	471,794
Rogers Sugar, Inc.	8,922	41,935
Royal Bank of Canada	36,419	3,526,219
Russel Metals, Inc.	6,029	121,873
Sandstorm Gold Ltd.	4,329	25,694
Saputo, Inc.	9,216	200,974
Savaria Corp.	900	9,117
Secure Energy Services, Inc.	24,950	116,299
Shaw Communications, Inc. Class B	25,977	765,282
†ShawCor Ltd.	7,434	32,977
†Shopify, Inc. Class A	1,000	31,246
Sienna Senior Living, Inc.	3,200	32,293
†Sierra Wireless, Inc.	2,800	65,541
Sleep Country Canada Holdings, Inc.	2,800	52,250
SNC-Lavalin Group, Inc.	8,670	149,125
†Spin Master Corp.	1,781	58,126
Sprott, Inc.	455	15,770
SSR Mining, Inc.	18,197	303,928
Stantec, Inc.	4,440	194,476
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Stelco Holdings, Inc.	2,870	$ 71,750
Stella-Jones, Inc.	5,046	127,404
Sun Life Financial, Inc.	10,091	462,269
Suncor Energy, Inc.	44,648	1,565,805
Sundial Growers, Inc.	12,567	4,098
†SunOpta, Inc.	4,163	32,388
Superior Plus Corp.	11,700	103,257
Tamarack Valley Energy Ltd.	31,060	104,482
†Taseko Mines Ltd.	18,300	20,046
TC Energy Corp.	5,815	301,275
†Teck Resources Ltd. Class B	26,174	800,234
†TeraGo, Inc.	1,800	5,244
TerraVest Industries, Inc.	900	16,067
TFI International, Inc.	3,781	303,521
Thomson Reuters Corp.	515	53,668
Tidewater Midstream & Infrastructure Ltd.	18,184	18,506
TMX Group Ltd.	2,500	254,428
†Torex Gold Resources, Inc.	6,800	52,511
Toromont Industries Ltd.	4,300	347,688
Toronto-Dominion Bank	22,518	1,476,718
Total Energy Services, Inc.	3,299	19,145
Tourmaline Oil Corp.	19,623	1,020,329
TransAlta Corp.	26,165	298,500
TransAlta Renewables, Inc.	4,264	54,493
Transcontinental, Inc. Class A	7,600	90,395
†Trican Well Service Ltd.	12,870	36,894
Tricon Residential, Inc.	9,816	99,517
†Trisura Group Ltd.	700	18,125
†Turquoise Hill Resources Ltd.	7,198	192,812
†Uni-Select, Inc.	3,100	68,878
Vermilion Energy, Inc.	14,557	277,353
VersaBank	900	6,600
Wajax Corp.	3,200	49,994
†Wesdome Gold Mines Ltd.	14,900	129,067
West Fraser Timber Co. Ltd.	7,135	547,482
Western Forest Products, Inc.	34,200	38,526
Westshore Terminals Investment Corp.	4,267	105,913
Wheaton Precious Metals Corp.	2,460	88,634
Whitecap Resources, Inc.	58,329	405,113
†WildBrain Ltd.	9,347	17,863
Winpak Ltd.	2,095	71,597
WSP Global, Inc.	2,454	277,467
Yamana Gold, Inc.	62,109	288,999

LVIP Dimensional International Core Equity Fund–10

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Yellow Pages Ltd.	2,300	$ 24,390
		52,593,276
Chile–0.06%
Antofagasta PLC	17,275	243,939
		243,939
China–0.04%
Belimo Holding AG	417	146,817
†Fosun Tourism Group	10,800	18,385
		165,202
Denmark–2.18%
†ALK-Abello AS	6,260	109,055
Alm Brand AS	55,795	82,194
Ambu AS Class B	656	6,410
AP Moller - Maersk AS Class A	52	120,690
AP Moller - Maersk AS Class B	66	154,941
†Bang & Olufsen AS	8,549	16,746
†Bavarian Nordic AS	4,301	143,088
†Better Collective AS	1,369	18,309
†Brodrene Hartmann AS	211	7,135
Carlsberg AS Class B	3,065	391,715
cBrain AS	389	9,313
Chemometec AS	710	76,304
Chr Hansen Holding AS	4,996	364,697
Coloplast AS Class B	1,356	154,936
Columbus AS	4,653	5,172
D/S Norden AS	2,354	82,008
†Danske Bank AS	15,418	219,440
†Demant AS	4,628	173,973
Dfds AS	2,301	70,114
†Drilling Co. of 1972 AS	701	28,777
DSV AS	2,085	293,187
FLSmidth & Co. AS	3,466	85,875
†Genmab AS	1,490	483,423
GN Store Nord AS	5,520	194,730
H Lundbeck AS	19,556	94,976
†H Lundbeck AS Class A	4,889	23,462
†H+H International AS Class B	1,148	21,475
†ISS AS	10,565	168,438
Jeudan AS	246	10,952
†Jyske Bank AS	3,946	194,497
Matas AS	3,162	33,012
†Netcompany Group AS	1,147	63,190
†Nilfisk Holding AS	2,249	47,837
†NKT AS	2,918	124,762
†NNIT AS	488	5,055
Novo Nordisk AS ADR	2,700	300,861
Novo Nordisk AS Class B	24,610	2,729,306
Novozymes AS Class B	3,278	197,280
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
†NTG Nordic Transport Group AS Class A	319	$ 11,384
Orsted AS	1,297	136,605
Pandora AS	6,215	394,854
Per Aarsleff Holding AS	1,112	33,258
Ringkjoebing Landbobank AS	2,114	231,315
ROCKWOOL AS Class A	331	74,929
ROCKWOOL AS Class B	458	103,982
Royal Unibrew AS	3,551	316,031
†RTX AS	299	5,814
Scandinavian Tobacco Group AS Class A	5,273	103,366
Schouw & Co. AS	848	59,296
SimCorp AS	2,948	215,507
Solar AS Class B	701	60,175
SP Group AS	170	7,521
Spar Nord Bank AS	6,082	64,584
Sparekassen Sjaelland-Fyn AS	1,222	25,437
Sydbank AS	4,169	128,328
†Tivoli AS	204	23,109
Topdanmark AS	3,407	177,321
Tryg AS	13,042	293,835
†Zealand Pharma AS	1,529	20,127
		9,794,113
Faeroe Islands–0.07%
Vestas Wind Systems AS	14,994	318,802
		318,802
Finland–1.56%
Aktia Bank Oyj	3,682	35,267
Alandsbanken Abp Class B	968	30,282
Alma Media Oyj	1,259	12,996
Anora Group Oyj	1,138	9,230
Aspo Oyj	1,168	9,425
Atria Oyj	742	6,748
Cargotec Oyj Class B	3,471	91,885
Caverion Oyj	6,108	28,336
†Citycon Oyj	2,218	15,106
Elisa Oyj	6,877	387,156
Enento Group Oyj	540	11,762
†Finnair Oyj	46,789	20,153
Fiskars OYJ Abp	2,492	46,856
Fortum Oyj	12,493	188,830
Harvia Oyj	658	18,722
Huhtamaki Oyj	6,975	277,475
Kemira Oyj	10,616	130,155
Kesko Oyj Class A	6,192	134,023
Kesko Oyj Class B	16,144	382,061
Kojamo Oyj	5,368	93,218
Kone Oyj Class B	7,325	350,100
Konecranes Oyj	4,282	100,273

LVIP Dimensional International Core Equity Fund–11

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland (continued)
Lassila & Tikanoja Oyj	2,818	$ 31,717
Marimekko Oyj	2,270	29,451
Metsa Board Oyj Class B	13,239	110,875
Metso Outotec Oyj	23,590	178,054
Musti Group Oyj	1,221	21,909
Neste Oyj	5,875	261,326
Nokia Oyj	92,344	428,019
Nokia Oyj ADR	6,019	27,748
Nordea Bank Abp	33,511	296,341
Olvi Oyj Class A	1,276	43,124
Oriola Oyj Class B	10,932	21,752
Orion Oyj Class A	1,949	86,718
Orion Oyj Class B	7,894	353,293
Outokumpu Oyj	33,170	138,440
Ponsse Oyj	944	24,979
†QT Group Oyj	745	55,294
Raisio Oyj Class V	2,991	6,081
Revenio Group Oyj	982	43,848
Sampo Oyj Class A	12,733	556,446
Sanoma Oyj	5,246	73,094
†Stockmann OYJ Abp Class B	1,585	3,903
Stora Enso Oyj Class R	29,203	462,725
Taaleri Oyj	1,347	13,758
Terveystalo Oyj	6,412	68,606
TietoEVRY Oyj	6,474	160,461
Tokmanni Group Corp.	5,246	61,972
UPM-Kymmene Oyj	17,892	548,628
Uponor Oyj	3,944	54,734
Vaisala Oyj Class A	1,389	59,534
Valmet Oyj	10,528	259,445
Wartsila OYJ Abp	15,057	118,028
†WithSecure Oyj	2,413	12,643
YIT Oyj	11,776	39,347
		7,032,352
France–7.37%
ABC arbitrage	1,320	9,711
†Accor SA	7,343	200,328
†Aeroports de Paris	416	53,032
Air Liquide SA	4,048	544,872
Airbus SE	6,678	653,174
AKWEL	593	9,955
Albioma SA	2,638	137,842
ALD SA	7,147	83,690
Alstom SA	9,564	218,389
Alten SA	1,319	144,507
Amundi SA	1,722	94,808
Arkema SA	5,566	497,892
Assystem SA	625	21,798
†Atos SE	5,977	81,030
Aubay	366	18,598
AXA SA	22,429	512,313
Axway Software SA	477	8,924
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Bastide le Confort Medical	242	$ 8,952
Beneteau SA	3,551	36,053
Bigben Interactive	1,625	27,396
BioMerieux	1,124	110,213
BNP Paribas SA	16,290	779,183
Boiron SA	873	37,692
Bollore SE	36,931	172,163
Bonduelle SCA	1,767	28,813
Bouygues SA	19,141	590,758
Bureau Veritas SA	10,968	282,185
Capgemini SE	3,061	527,900
Carrefour SA	44,535	790,554
†Casino Guichard Perrachon SA	2,697	34,958
Catana Group	1,510	9,918
CBo Territoria	2,578	9,789
Cegedim SA	545	12,479
†CGG SA	51,187	44,688
Chargeurs SA	935	14,542
Cie de Saint-Gobain	21,067	910,289
†Cie des Alpes	1,197	18,042
Cie Generale des Etablissements Michelin SCA	35,432	967,682
Cie Plastic Omnium SA	4,354	75,734
†Coface SA	9,918	104,179
Credit Agricole SA	12,229	112,739
Danone SA	6,723	376,503
Dassault Aviation SA	930	145,231
Dassault Systemes SE	2,963	109,752
Derichebourg SA	9,326	54,183
Edenred	5,904	279,676
Eiffage SA	6,266	566,822
Electricite de France SA	15,727	129,179
Electricite de Strasbourg SA	55	5,764
†Elior Group SA	8,292	18,548
Elis SA	17,675	236,498
Engie SA	46,684	540,552
Equasens	113	9,028
Eramet SA	660	69,112
†ESI Group	146	9,930
EssilorLuxottica SA	2,215	335,822
†Esso SA Francaise	184	11,377
†Etablissements Maurel et Prom SA	5,157	24,028
Eurazeo SE	2,356	146,364
†Euroapi SA	433	6,831
Eutelsat Communications SA	17,127	193,284
Exel Industries Class A	95	4,281
†Faurecia SE	11,277	225,940
Fnac Darty SA	1,886	80,229

LVIP Dimensional International Core Equity Fund–12

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Gaztransport Et Technigaz SA	1,672	$ 210,011
Getlink SE	8,087	143,426
†GL Events	866	14,207
Groupe Crit	390	24,080
Guerbet	783	18,257
†Haulotte Group SA	610	2,498
Hermes International	366	411,906
HEXAOM	195	5,170
†ID Logistics Group	233	64,719
Imerys SA	2,970	90,913
Infotel SA	163	8,370
Interparfums SA	310	14,766
Ipsen SA	2,871	271,835
IPSOS	3,552	169,432
Jacquet Metals SACA	1,315	22,813
†JCDecaux SA	6,129	103,226
Kaufman & Broad SA	1,637	44,783
Kering SA	999	517,709
Korian SA	5,582	84,130
La Francaise des Jeux SAEM	3,595	124,834
Lectra	1,962	72,074
Legrand SA	5,155	382,751
Linedata Services	218	9,298
LISI	2,070	39,646
LNA Sante SA	494	17,446
L'Oreal SA	1,476	512,475
LVMH Moet Hennessy Louis Vuitton SE	3,966	2,430,673
Maisons du Monde SA	3,382	33,815
Manitou BF SA	943	17,607
Manutan International	231	16,703
Mersen SA	1,714	51,423
Metropole Television SA	2,859	42,394
†Nacon SA	325	2,023
Neoen SA	513	19,338
Nexans SA	2,567	199,993
Nexity SA	3,478	93,392
Oeneo SA	52	771
Orange SA	106,962	1,260,394
†Orpea SA	2,643	64,837
Pernod Ricard SA	1,236	228,505
Publicis Groupe SA	7,651	376,280
Quadient SA	2,522	42,956
†Rallye SA	1,545	4,501
Remy Cointreau SA	371	65,096
†Renault SA	11,533	291,161
†Rexel SA	17,812	275,231
Robertet SA	45	39,973
Rothschild & Co.	2,741	92,952
Rubis SCA	4,691	110,331
Safran SA	1,033	102,851
Samse SA	6	1,081
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Sanofi	9,974	$ 1,005,838
Sartorius Stedim Biotech	457	144,192
Savencia SA	292	18,360
Schneider Electric SE	3,058	364,377
SCOR SE	14,330	308,655
SEB SA	1,763	170,140
Seche Environnement SA	286	24,823
†SMCP SA	2,424	12,749
Societe BIC SA	1,667	91,468
Societe Generale SA	18,511	409,273
Societe LDC SA	194	18,135
Societe pour l'Informatique Industrielle	665	27,718
Sodexo SA	4,088	289,162
†SOITEC	625	89,775
†Solocal Group	4,175	4,212
Somfy SA	487	63,394
Sopra Steria Group SACA	1,582	237,909
SPIE SA	10,196	222,511
Stef SA	359	31,151
Synergie SE	615	17,111
†Technicolor SA	4,632	13,708
Technip Energies NV	10,199	127,793
Teleperformance	1,886	582,367
Television Francaise 1	5,220	37,031
Thales SA	4,491	551,391
Thermador Groupe	504	45,475
Totalenergies EP Gabon	103	16,137
TotalEnergies SE	60,240	3,170,851
TotalEnergies SE ADR	4,971	261,673
Trigano SA	757	74,488
†Ubisoft Entertainment SA	6,574	289,935
Valeo SA	19,292	375,923
†Vallourec SA	7,709	92,405
Veolia Environnement SA	10,027	245,795
Verallia SA	3,805	91,240
Vetoquinol SA	184	22,522
Vicat SA	1,860	51,479
Vilmorin & Cie SA	478	20,162
Vinci SA	13,012	1,167,976
Virbac SA	258	100,881
Vivendi SE	15,171	154,818
Wavestone	400	18,375
†Worldline SA	7,104	264,975
		33,150,107
Georgia–0.00%
TBC Bank Group PLC	1,142	17,577
		17,577
Germany–6.22%
1&1 AG	3,646	69,075
7C Solarparken AG	3,805	18,582
†Aareal Bank AG	4,558	151,894

LVIP Dimensional International Core Equity Fund–13

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Adesso SE	209	$ 32,156
adidas AG	2,130	378,354
†ADVA Optical Networking SE	4,994	67,639
All for One Group SE	186	10,721
Allgeier SE	430	15,171
Allianz SE	4,367	837,198
Amadeus Fire AG	345	43,201
Atoss Software AG	302	38,418
Aurubis AG	2,910	198,565
BASF SE	16,845	737,006
Basler AG	197	15,847
†Bauer AG	1,332	12,704
Bayer AG	27,781	1,658,980
Bayerische Motoren Werke AG	10,267	795,904
BayWa AG	1,470	65,278
Bechtle AG	3,340	137,189
Beiersdorf AG	736	75,526
Bertrandt AG	393	14,777
†bet-at-home.com AG	209	2,554
Bilfinger SE	2,641	77,617
†Borussia Dortmund GmbH & Co. KGaA	4,770	17,969
Brenntag SE	7,903	517,474
CANCOM SE	1,984	67,031
Carl Zeiss Meditec AG	641	77,067
CECONOMY AG	11,681	32,749
CENIT AG	409	6,821
Cewe Stiftung & Co. KGAA	635	53,660
†Commerzbank AG	68,382	485,179
CompuGroup Medical SE & Co. KgaA	1,663	71,026
Continental AG	5,132	360,209
Covestro AG	17,209	597,990
CropEnergies AG	3,133	41,796
†CTS Eventim AG & Co. KGaA	2,382	125,649
†Daimler Truck Holding AG	13,682	360,327
†Delivery Hero SE	698	26,333
Dermapharm Holding SE	817	40,714
Deutsche Bank AG	43,700	383,518
Deutsche Boerse AG	2,491	418,305
†Deutsche Lufthansa AG	26,137	153,954
Deutsche Post AG	16,284	614,821
Deutsche Telekom AG	106,576	2,119,716
Deutsche Telekom AG ADR	3,637	72,449
Deutz AG	7,084	27,524
DIC Asset AG	2,395	26,500
Draegerwerk AG & Co. KGaA	351	15,541
Duerr AG	2,085	48,346
DWS Group GmbH & Co. KGaA	478	12,602
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
E.ON SE	91,444	$ 770,240
Eckert & Ziegler Strahlen- und Medizintechnik AG	840	32,284
EDAG Engineering Group AG	532	6,523
ElringKlinger AG	2,669	20,229
Encavis AG	2,405	44,194
Energiekontor AG	647	52,265
EuroEyes International Eye Clinic Ltd. Class C	9,000	8,497
Evonik Industries AG	7,909	169,618
Fielmann AG	2,159	107,852
First Sensor AG	589	32,969
†flatexDEGIRO AG	2,364	22,598
†Fraport AG Frankfurt Airport Services Worldwide	2,790	122,013
Freenet AG	12,168	303,448
Fresenius Medical Care AG & Co. KGaA	7,027	352,060
Fresenius SE & Co. KGaA	16,582	504,287
FUCHS PETROLUB SE	2,470	60,557
GEA Group AG	5,797	200,970
Gerresheimer AG	2,539	165,866
†Gesco AG	598	15,046
GFT Technologies SE	1,564	62,262
†H&R GmbH & Co. KGaA	1,285	7,703
Hamburger Hafen und Logistik AG	2,777	39,442
Hannover Rueck SE	1,053	153,585
Hapag-Lloyd AG	593	155,040
Hawesko Holding AG	179	8,347
HeidelbergCement AG	7,601	366,986
†Heidelberger Druckmaschinen AG	22,239	33,516
†HelloFresh SE	4,936	161,035
Henkel AG & Co. KGaA	1,789	109,917
Hensoldt AG	1,529	38,516
HOCHTIEF AG	340	16,668
Hornbach Holding AG & Co. KGaA	973	80,070
HUGO BOSS AG	5,172	273,875
†Hypoport SE	189	37,696
Indus Holding AG	1,375	32,130
Infineon Technologies AG	8,223	200,029
Instone Real Estate Group SE	2,366	28,058
Jenoptik AG	2,725	61,294
JOST Werke AG	789	29,534
K&S AG	17,258	420,023
KION Group AG	6,175	258,499
Kloeckner & Co. SE	5,996	46,097
Knorr-Bremse AG	2,313	132,477
†Koenig & Bauer AG	1,264	18,242

LVIP Dimensional International Core Equity Fund–14

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Kontron AG	2,163	$ 32,027
Krones AG	723	55,441
KWS Saat SE & Co. KGaA	473	28,101
LANXESS AG	7,396	266,949
LEG Immobilien SE	2,629	218,790
Leifheit AG	726	15,098
†Leoni AG	1,918	13,882
†Manz AG	413	17,194
†Medigene AG	1,735	4,259
Mercedes-Benz Group AG	25,800	1,498,421
Merck KGaA	949	160,971
†METRO AG	15,327	130,016
MLP SE	4,169	24,990
MTU Aero Engines AG	812	148,751
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,555	367,831
Mutares SE & Co. KGaA	479	8,306
†Nagarro SE	732	83,511
Nemetschek SE	3,062	186,282
New Work SE	145	20,664
Nexus AG	743	38,931
†Nordex SE	5,315	45,595
Norma Group SE	2,359	52,871
OHB SE	563	20,496
PATRIZIA AG	1,823	21,549
Pfeiffer Vacuum Technology AG	280	44,116
PNE AG	4,798	66,981
ProSiebenSat.1 Media SE	18,951	176,265
PSI Software AG	901	26,996
Puma SE	4,155	275,670
†PVA TePla AG	1,053	20,280
†q.beyond AG	11,002	12,890
Rational AG	178	103,772
Rheinmetall AG	3,409	786,677
RWE AG	17,374	642,595
SAF-Holland SE	3,803	25,275
Salzgitter AG	2,683	65,608
SAP SE	4,173	380,371
Scout24 SE	2,339	120,494
Secunet Security Networks AG	79	23,612
†SGL Carbon SE	3,759	23,742
Siemens AG	5,250	539,682
Siemens Healthineers AG	975	49,712
Siltronic AG	1,210	90,565
Sirius Real Estate Ltd.	25,251	27,418
Sixt SE	915	94,316
†SMA Solar Technology AG	531	21,646
Software AG	3,066	101,667
STRATEC SE	652	59,890
Stroeer SE & Co. KGaA	2,308	104,256
Suedzucker AG	6,783	109,828
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
SUESS MicroTec SE	815	$ 11,556
Surteco Group SE	396	9,368
Symrise AG	2,131	232,418
TAG Immobilien AG	7,659	87,691
Takkt AG	2,185	34,434
†Talanx AG	2,851	108,979
†TeamViewer AG	4,933	49,331
Technotrans SE	604	16,806
Telefonica Deutschland Holding AG	92,145	265,719
†thyssenkrupp AG	34,721	197,989
Traffic Systems SE	421	9,777
†TUI AG	26,416	42,888
Uniper SE	1,589	23,746
United Internet AG	8,611	246,827
Varta AG	609	51,018
VERBIO Vereinigte BioEnergie AG	2,083	104,937
†Vitesco Technologies Group AG Class A	1,970	76,513
Volkswagen AG	1,307	239,030
Vonovia SE	10,495	324,720
Vossloh AG	732	23,402
Wacker Chemie AG	1,267	183,743
Wacker Neuson SE	2,960	51,364
Washtec AG	765	35,729
†Westwing Group SE	241	1,793
Wuestenrot & Wuerttembergische AG	1,974	35,034
†Zalando SE	2,358	62,116
Zeal Network SE	481	18,933
		27,993,294
Greenland–0.13%
Ferguson PLC	5,075	568,514
		568,514
Guernsey–0.00%
=†πRaven Property Group Ltd.	26,309	0
		0
Hong Kong–2.66%
AIA Group Ltd.	197,400	2,156,904
†Apollo Future Mobility Group Ltd.	332,000	14,436
ASM Pacific Technology Ltd.	20,800	177,034
Bank of East Asia Ltd.	79,019	111,199
BOC Aviation Ltd.	16,200	136,965
BOC Hong Kong Holdings Ltd.	58,000	230,316
BOCOM International Holdings Co. Ltd.	59,000	6,323

LVIP Dimensional International Core Equity Fund–15

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
=†Brightoil Petroleum Holdings Ltd.	123,000	$ 4,409
Budweiser Brewing Co. APAC Ltd.	20,200	60,614
=†Burwill Holdings Ltd.	208,000	353
Cafe de Coral Holdings Ltd.	48,000	77,224
†Cathay Pacific Airways Ltd.	100,909	110,799
†Century City International Holdings Ltd.	124,000	4,980
†China Energy Development Holdings Ltd.	840,000	15,534
Chow Sang Sang Holdings International Ltd.	30,000	33,497
Chow Tai Fook Jewellery Group Ltd.	52,600	99,356
CITIC Telecom International Holdings Ltd.	159,000	52,656
CK Asset Holdings Ltd.	44,780	318,176
CK Hutchison Holdings Ltd.	49,180	333,637
CK Infrastructure Holdings Ltd.	17,000	104,430
CK Life Sciences International Holdings, Inc.	194,000	19,808
CLP Holdings Ltd.	23,500	195,292
Convenience Retail Asia Ltd.	48,000	5,505
Crystal International Group Ltd.	46,500	16,080
CSI Properties Ltd.	300,000	7,264
Dah Sing Banking Group Ltd.	44,000	35,726
Dah Sing Financial Holdings Ltd.	13,200	37,728
Eagle Nice International Holdings Ltd.	4,000	2,095
EC Healthcare	28,000	28,253
Emperor International Holdings Ltd.	106,000	11,077
†Esprit Holdings Ltd.	212,000	38,252
†ESR Group Ltd.	16,400	44,471
Fairwood Holdings Ltd.	6,000	10,845
Far East Consortium International Ltd.	121,967	38,918
First Pacific Co. Ltd.	172,000	66,857
Fountain SET Holdings Ltd.	66,000	9,175
FSE Lifestyle Services Ltd.	22,000	14,436
Galaxy Entertainment Group Ltd.	15,000	89,859
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Giordano International Ltd.	126,000	$ 29,840
=†Gold Fin Holdings	80,000	0
†Goodbaby International Holdings Ltd.	98,000	12,612
Great Eagle Holdings Ltd.	14,722	33,034
Guotai Junan International Holdings Ltd.	312,000	37,066
†Haitong International Securities Group Ltd.	225,350	32,183
Hang Lung Group Ltd.	52,000	98,155
Hang Lung Properties Ltd.	96,000	182,671
Hang Seng Bank Ltd.	9,900	175,437
Hanison Construction Holdings Ltd.	16,639	2,460
Henderson Land Development Co. Ltd.	30,412	114,300
HK Electric Investments & HK Electric Investments Ltd.	84,000	77,076
HKBN Ltd.	57,500	65,291
HKR International Ltd.	50,160	18,526
HKT Trust & HKT Ltd.	211,000	283,382
Hong Kong & China Gas Co. Ltd.	94,362	101,837
Hong Kong Exchanges & Clearing Ltd.	14,043	694,514
Hong Kong Technology Venture Co. Ltd.	17,000	13,403
†Hongkong & Shanghai Hotels Ltd.	43,044	39,701
Hongkong Land Holdings Ltd.	23,600	118,522
Hysan Development Co. Ltd.	21,000	63,355
†IGG, Inc.	87,000	37,773
†IRC Ltd.	298,000	7,550
ITC Properties Group Ltd.	32,819	4,965
Johnson Electric Holdings Ltd.	30,051	39,004
K Wah International Holdings Ltd.	78,000	28,722
Karrie International Holdings Ltd.	52,000	9,415
Kerry Logistics Network Ltd.	62,000	133,357
Kerry Properties Ltd.	41,500	115,403
†Kingston Financial Group Ltd.	186,000	5,523
Kowloon Development Co. Ltd.	35,000	43,297
†Lai Sun Development Co. Ltd.	45,450	26,014
†Lai Sun Garment International Ltd.	21,457	12,613

LVIP Dimensional International Core Equity Fund–16

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
†Landing International Development Ltd.	96,000	$ 2,692
†Lifestyle International Holdings Ltd.	28,500	11,542
Liu Chong Hing Investment Ltd.	10,000	9,405
L'Occitane International SA	27,750	87,002
Luk Fook Holdings International Ltd.	30,000	77,427
Man Wah Holdings Ltd.	120,400	130,008
†Mandarin Oriental International Ltd.	11,700	22,113
†Melco International Development Ltd.	53,000	39,262
†Melco Resorts & Entertainment Ltd. ADR	600	3,450
†Midland Holdings Ltd.	68,000	6,521
Miramar Hotel & Investment	13,000	23,420
†Modern Dental Group Ltd.	35,000	14,147
MTR Corp. Ltd.	15,438	80,937
†NagaCorp Ltd.	70,000	57,354
Nameson Holdings Ltd.	38,000	2,169
New World Development Co. Ltd.	73,769	265,726
=†NewOcean Energy Holdings Ltd.	62,000	308
Nissin Foods Co. Ltd.	36,000	24,092
Orient Overseas International Ltd.	6,000	159,860
=†Pacific Andes International Holdings Ltd.	338,000	1,180
Pacific Basin Shipping Ltd.	401,000	154,167
†Pacific Century Premium Developments Ltd.	37,368	2,381
Pacific Textiles Holdings Ltd.	82,000	32,780
PC Partner Group Ltd.	28,000	25,584
PCCW Ltd.	313,444	165,707
Perfect Medical Health Management Ltd.	15,000	8,078
Pico Far East Holdings Ltd.	58,000	8,293
Plover Bay Technologies Ltd.	24,000	8,914
Power Assets Holdings Ltd.	23,000	144,898
PRADA SpA	18,300	102,914
Public Financial Holdings Ltd.	24,000	7,540
†Regal Hotels International Holdings Ltd.	18,000	7,406
Regina Miracle International Holdings Ltd.	29,000	19,335
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
†Sa Sa International Holdings Ltd.	124,445	$ 22,866
†Samsonite International SA	39,000	77,554
†Shangri-La Asia Ltd.	84,000	68,144
†Shenwan Hongyuan HK Ltd.	20,000	1,730
Singamas Container Holdings Ltd.	72,000	10,964
Sino Land Co. Ltd.	162,581	240,079
SITC International Holdings Co. Ltd.	90,000	255,976
†SJM Holdings Ltd.	153,000	69,558
SmarTone Telecommunications Holdings Ltd.	33,500	17,674
Soundwill Holdings Ltd.	5,000	4,422
Stella International Holdings Ltd.	36,000	34,409
Sun Hung Kai Properties Ltd.	15,000	177,601
SUNeVision Holdings Ltd.	49,000	37,419
Swire Pacific Ltd. Class A	25,000	149,307
Swire Pacific Ltd. Class B	45,000	45,117
Swire Properties Ltd.	13,400	33,361
Tai Hing Group Holdings Ltd.	62,000	8,787
Tao Heung Holdings Ltd.	2,000	222
Techtronic Industries Co. Ltd.	24,500	255,833
†Television Broadcasts Ltd.	36,000	19,824
Texhong Textile Group Ltd.	9,500	10,046
Texwinca Holdings Ltd.	36,000	6,812
†Town Health International Medical Group Ltd.	336,000	19,697
Tradelink Electronic Commerce Ltd.	74,000	9,904
Transport International Holdings Ltd.	14,232	21,437
United Laboratories International Holdings Ltd.	98,000	58,302
Value Partners Group Ltd.	59,000	22,271
†Vitasoy International Holdings Ltd.	42,000	73,623
†VPower Group International Holdings Ltd.	11,052	1,189
VSTECS Holdings Ltd.	60,000	48,114
VTech Holdings Ltd.	12,100	95,288
Wang On Group Ltd.	1,220,000	10,376
WH Group Ltd.	632,341	489,423
Wharf Real Estate Investment Co. Ltd.	25,000	119,381
Wing Tai Properties Ltd.	16,000	8,217

LVIP Dimensional International Core Equity Fund–17

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Xinyi Glass Holdings Ltd.	98,000	$ 236,451
YTO Express Holdings Ltd.	28,000	9,352
Yue Yuen Industrial Holdings Ltd.	58,500	76,182
†Zensun Enterprises Ltd.	55,000	21,729
†Zhaobangji Properties Holdings Ltd.	112,000	6,352
		11,959,089
Ireland–0.77%
AIB Group PLC	48,458	110,596
Bank of Ireland Group PLC	63,663	402,387
†C&C Group PLC	20,973	47,225
†Cairn Homes PLC	36,288	37,838
COSMO Pharmaceuticals NV	116	5,685
CRH PLC ADR	21,554	750,510
†Dalata Hotel Group PLC	7,555	27,513
DCC PLC	4,113	255,897
FBD Holdings PLC	1,118	11,318
†Flutter Entertainment PLC	4,298	434,547
Glanbia PLC	7,809	84,789
†Glenveagh Properties PLC	42,689	41,744
Grafton Group PLC	12,744	121,059
†Hostelworld Group Plc	9,886	11,267
Irish Continental Group PLC	13,703	51,014
James Hardie Industries PLC	9,799	214,528
Kerry Group PLC Class A	1,318	126,043
Keywords Studios PLC	709	18,941
Kingspan Group PLC	4,808	289,110
†Permanent TSB Group Holdings PLC	929	1,290
Smurfit Kappa Group PLC	12,570	423,886
		3,467,187
Isle Of Man–0.04%
†Entain PLC	12,640	192,351
		192,351
Israel–1.17%
Afcon Holdings Ltd.	294	13,334
AFI Properties Ltd.	894	43,164
Africa Israel Residences Ltd.	328	17,006
†Airport City Ltd.	3,084	52,951
Alrov Properties & Lodgings Ltd.	323	20,081
Amot Investments Ltd.	3,705	22,392
Arad Ltd.	603	7,308
Ashtrom Group Ltd.	2,536	56,158
AudioCodes Ltd.	2,222	48,876
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Aura Investments Ltd.	6,537	$ 12,043
Azorim-Investment Development & Construction Co. Ltd.	3,495	13,205
Azrieli Group Ltd.	254	17,882
Bank Hapoalim BM	19,205	161,269
Bank Leumi Le-Israel BM	39,866	356,642
Bezeq The Israeli Telecommunication Corp. Ltd.	98,436	153,437
Big Shopping Centers Ltd.	238	29,456
Blue Square Real Estate Ltd.	300	20,740
†Brack Capital Properties NV	158	15,885
†Cellcom Israel Ltd.	6,426	31,797
†Clal Insurance Enterprises Holdings Ltd.	4,306	77,046
Danel Adir Yeoshua Ltd.	298	37,752
Delek Automotive Systems Ltd.	3,464	37,823
†Delek Group Ltd.	768	99,778
Delta Galil Industries Ltd.	618	30,481
Dor Alon Energy in Israel 1988 Ltd.	819	29,517
Duniec Brothers Ltd.	208	11,244
Elbit Systems Ltd.	650	149,162
Electra Consumer Products 1970 Ltd.	515	21,739
Electra Ltd.	132	73,631
Electra Real Estate Ltd.	1,339	18,939
Energix-Renewable Energies Ltd.	6,392	19,482
†Enlight Renewable Energy Ltd.	14,426	27,615
†Equital Ltd.	1,783	56,608
†Fattal Holdings 1998 Ltd.	151	15,806
First International Bank Of Israel Ltd.	3,895	145,952
FMS Enterprises Migun Ltd.	399	12,342
Formula Systems 1985 Ltd.	762	69,117
Fox Wizel Ltd.	1,055	120,457
Gav-Yam Lands Corp. Ltd.	2,549	21,225
†Gilat Satellite Networks Ltd.	1,455	8,767
Hamat Group Ltd.	832	7,733
Harel Insurance Investments & Financial Services Ltd.	9,588	93,911
Hilan Ltd.	1,352	71,514
ICL Group Ltd.	17,105	156,253
IDI Insurance Co. Ltd.	511	13,344
Ilex Medical Ltd.	301	10,932

LVIP Dimensional International Core Equity Fund–18

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Infinya Ltd.	295	$ 23,505
Inrom Construction Industries Ltd.	7,985	35,287
Isracard Ltd.	11,379	40,729
Israel Canada T.R Ltd.	3,989	15,476
Israel Discount Bank Ltd. Class A	49,341	258,370
Israel Land Development - Urban Renewal Ltd.	991	15,266
Isras Investment Co. Ltd.	128	24,549
†Kamada Ltd.	634	2,891
Kerur Holdings Ltd.	403	9,730
M Yochananof & Sons Ltd.	297	17,851
Malam - Team Ltd.	1,739	37,383
Matrix IT Ltd.	2,451	57,116
Maytronics Ltd.	4,037	57,190
Mediterranean Towers Ltd.	4,876	13,275
Mega Or Holdings Ltd.	1,052	31,864
†Mehadrin Ltd.	38	1,663
Meitav Dash Investments Ltd.	2,844	13,787
†Menora Mivtachim Holdings Ltd.	2,003	36,926
Migdal Insurance & Financial Holdings Ltd.	29,788	44,474
Mivne Real Estate KD Ltd.	25,661	75,052
†Mizrahi Tefahot Bank Ltd.	6,227	207,300
†Naphtha Israel Petroleum Corp. Ltd.	2,641	17,490
†Neto Malinda Trading Ltd.	834	33,580
Neto ME Holdings Ltd.	91	4,943
†Nice Ltd. ADR	114	21,939
†Nova Ltd.	1,065	93,333
Oil Refineries Ltd.	183,266	65,852
One Software Technologies Ltd.	1,800	28,531
†OPC Energy Ltd.	3,139	30,923
Palram Industries 1990 Ltd.	1,245	15,028
†Partner Communications Co. Ltd.	10,680	76,273
†Paz Oil Co. Ltd.	681	81,913
†Perion Network Ltd.	1,094	20,092
Phoenix Holdings Ltd.	12,304	122,172
Plasson Industries Ltd.	216	11,342
Plus500 Ltd.	6,766	137,889
Prashkovsky Investments & Construction Ltd.	354	11,081
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	557	39,926
Sano-Brunos Enterprises Ltd.	99	8,508
Scope Metals Group Ltd.	396	17,329
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Shapir Engineering & Industry Ltd.	3,710	$ 30,407
†Shikun & Binui Ltd.	14,482	59,393
Shufersal Ltd.	9,132	60,150
Strauss Group Ltd.	2,412	59,404
Tadiran Group Ltd.	443	59,326
Tamar Petroleum Ltd.	6,761	18,849
Telsys Ltd.	76	3,535
†Teva Pharmaceutical Industries Ltd. ADR	35,495	266,922
TIV TAAM Holdings 1 Ltd.	2,570	5,303
†Tower Semiconductor Ltd.	5,841	269,737
YH Dimri Construction & Development Ltd.	672	51,671
		5,274,321
Italy–2.19%
A2A SpA	103,471	131,670
ACEA SpA	4,679	69,362
Amplifon SpA	7,582	233,105
Anima Holding SpA	20,240	74,429
Aquafil SpA	1,318	8,663
Arnoldo Mondadori Editore SpA	9,603	17,235
Ascopiave SpA	2,898	8,778
Assicurazioni Generali SpA	16,951	270,754
Atlantia SpA	639	15,000
Avio SpA	2,148	24,759
Azimut Holding SpA	9,520	165,705
†Banca Carige SpA	7	6
Banca Generali SpA	3,737	105,806
Banca IFIS SpA	2,288	32,558
Banca Mediolanum SpA	12,806	84,490
†Banca Monte dei Paschi di Siena SpA	3,450	1,962
Banca Popolare di Sondrio SPA	34,148	117,954
Banco BPM SpA	134,908	385,119
Banco di Desio e della Brianza SpA	4,685	14,729
Be Shaping The Future SpA	10,569	37,268
BFF Bank SpA	10,088	67,888
Biesse SpA	435	5,785
BPER Banca	87,370	144,014
Brembo SpA	9,934	96,862
Brunello Cucinelli SpA	2,373	107,180
Buzzi Unicem SpA	8,545	140,261
Carel Industries SpA	2,350	46,746
Cementir Holding NV	2,477	16,094
†CIR SpA-Compagnie Industriali	42,425	17,917
CNH Industrial NV	39,714	459,306
Credito Emiliano SpA	7,868	43,409

LVIP Dimensional International Core Equity Fund–19

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Danieli & C Officine Meccaniche SpA	1,426	$ 29,304
Danieli & C Officine Meccaniche SpA	4,178	58,883
Davide Campari-Milano NV	4,307	45,438
De' Longhi SpA	2,087	38,917
DiaSorin SpA	1,484	195,162
Digital Bros SpA	331	8,813
doValue SpA	1,975	11,692
†Elica SpA	3,193	9,203
Emak SpA	9,453	11,775
†Enav SpA	7,019	29,441
Enel SpA	125,556	688,577
Eni SpA	73,119	867,240
ERG SpA	2,382	74,260
Esprinet SpA	1,533	11,004
Ferrari NV	1,901	349,856
†Fincantieri SpA	11,573	6,421
FinecoBank Banca Fineco SpA	10,895	130,703
Gefran SpA	845	7,754
†Geox SpA	789	611
Gruppo MutuiOnline SpA	1,221	30,939
Hera SpA	65,181	188,877
IMMSI SpA	4,790	1,893
Infrastrutture Wireless Italiane SpA	8,182	83,181
†Intek Group SpA	24,066	13,316
Intesa Sanpaolo SpA	201,890	377,831
Iren SpA	40,187	87,924
Italgas SpA	26,577	155,086
†Iveco Group NV	9,343	49,467
†Juventus Football Club SpA	63,710	24,198
Leonardo SpA	19,643	199,294
LU-VE SpA	721	15,105
Maire Tecnimont SpA	9,843	28,361
Mediobanca Banca di Credito Finanziario SpA	27,877	241,767
†MFE-MediaForEurope NV Class A	31,335	14,381
MFE-MediaForEurope NV Class B	31,335	22,099
Moncler SpA	4,986	214,827
†Newlat Food SpA	1,500	8,901
†Nexi SpA	3,742	31,075
Orsero SpA	801	10,662
OVS SpA	25,902	42,389
Pharmanutra SpA	227	14,347
Piaggio & C SpA	13,390	31,422
Pirelli & C SpA	24,241	98,661
Poste Italiane SpA	17,919	167,659
Prima Industrie SpA	237	3,458
Prysmian SpA	7,474	205,332
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
RAI Way SpA	7,667	$ 41,007
Recordati Industria Chimica e Farmaceutica SpA	3,011	131,307
Reply SpA	1,161	141,237
Rizzoli Corriere Della Sera Mediagroup SpA	17,359	11,594
Sabaf SpA	510	12,554
SAES Getters SpA	445	9,923
†Safilo Group SpA	2,772	3,599
Saipem SpA	538	1,445
Salvatore Ferragamo SpA	4,152	64,141
†Saras SpA	40,141	58,566
†Servizi Italia SpA	1,444	2,063
Sesa SpA	667	84,987
SIT SpA	893	6,663
Snam SpA	23,121	121,301
SOL SpA	1,655	28,582
†Spaxs SpA	2,590	28,284
Technogym SpA	5,657	36,990
†Telecom Italia SpA	880,675	226,074
Terna - Rete Elettrica Nazionale	26,385	207,445
Tinexta Spa	1,206	28,253
†Tod's SpA	380	11,861
UniCredit SpA	43,091	411,792
Unieuro SpA	1,596	24,882
Unipol Gruppo SpA	32,825	149,517
UnipolSai Assicurazioni SpA	40,163	96,316
Webuild SpA	8,251	12,836
Wiit SpA	381	6,972
Zignago Vetro SpA	1,349	16,478
		9,858,989
Japan–21.70%
77 Bank Ltd.	4,800	64,331
A&D HOLON Holdings Co. Ltd.	2,600	17,332
ABC-Mart, Inc.	600	26,543
Achilles Corp.	800	7,922
Adastria Co. Ltd.	1,600	26,481
ADEKA Corp.	6,100	105,422
Ad-sol Nissin Corp.	1,300	14,622
Advan Group Co. Ltd.	1,400	8,143
Advantest Corp.	3,500	188,218
Adventure, Inc.	300	18,697
Aeon Co. Ltd.	12,600	218,863
Aeon Delight Co. Ltd.	1,500	32,850
Aeon Fantasy Co. Ltd.	1,000	19,822
Aeon Hokkaido Corp.	2,300	18,458
Aeon Mall Co. Ltd.	3,000	36,725
Aeria, Inc.	1,700	4,729
AGC, Inc.	12,900	453,276

LVIP Dimensional International Core Equity Fund–20

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Agro-Kanesho Co. Ltd.	800	$ 7,417
Ahresty Corp.	1,900	5,343
Ai Holdings Corp.	2,000	22,908
Aica Kogyo Co. Ltd.	2,800	58,614
Aichi Bank Ltd.	600	23,409
Aichi Steel Corp.	1,200	18,423
Aichi Tokei Denki Co. Ltd.	1,500	14,981
Ain Holdings, Inc.	1,500	80,319
Air Water, Inc.	13,900	175,155
Airport Facilities Co. Ltd.	2,700	10,633
Airtrip Corp.	400	7,541
Aisan Industry Co. Ltd.	2,000	10,508
Aisin Corp.	10,400	321,890
Ajinomoto Co., Inc.	9,800	238,979
Ajis Co. Ltd.	700	10,741
Akatsuki, Inc.	800	16,046
†Akebono Brake Industry Co. Ltd.	7,100	8,100
Akita Bank Ltd.	1,500	18,326
Albis Co. Ltd.	600	9,751
Alconix Corp.	1,500	14,189
Alfresa Holdings Corp.	10,800	145,207
Alinco, Inc.	2,100	13,259
Alleanza Holdings Co. Ltd.	1,600	12,124
Alpen Co. Ltd.	2,200	32,827
Alps Alpine Co. Ltd.	15,024	152,666
Alps Logistics Co. Ltd.	1,100	9,166
Altech Corp.	1,980	26,019
Amada Co. Ltd.	18,700	137,862
Amano Corp.	3,800	65,755
Amiyaki Tei Co. Ltd.	300	6,482
†ANA Holdings, Inc.	3,100	57,262
Anest Iwata Corp.	1,300	8,688
Anritsu Corp.	8,100	87,695
AOKI Holdings, Inc.	3,000	15,412
Aoyama Trading Co. Ltd.	3,400	22,610
Aoyama Zaisan Networks Co. Ltd.	1,300	9,699
Aozora Bank Ltd.	6,700	130,388
Arakawa Chemical Industries Ltd.	1,000	7,306
Arata Corp.	1,100	31,678
Arcland Sakamoto Co. Ltd.	1,000	11,143
Arcland Service Holdings Co. Ltd.	1,400	21,711
Arcs Co. Ltd.	3,600	53,148
Arealink Co. Ltd.	700	7,664
Argo Graphics, Inc.	800	18,931
ARTERIA Networks Corp.	1,900	17,139
As One Corp.	400	15,804
Asahi Co. Ltd.	1,900	17,934
Asahi Group Holdings Ltd.	6,500	213,755
Asahi Holdings, Inc.	6,600	103,551
Asahi Intecc Co. Ltd.	2,100	31,796
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Asahi Kasei Corp.	76,800	$ 584,246
Asahi Kogyosha Co. Ltd.	1,000	12,498
Asahi Net, Inc.	1,400	5,988
ASAHI YUKIZAI Corp.	1,500	22,112
Asanuma Corp.	500	19,750
Asia Pile Holdings Corp.	1,700	5,741
Asics Corp.	9,100	164,822
ASKA Pharmaceutical Holdings Co. Ltd.	2,200	16,291
ASKUL Corp.	2,000	23,903
Astellas Pharma, Inc.	7,300	113,892
Astena Holdings Co. Ltd.	2,300	7,570
†Atrae, Inc.	700	8,998
Aucnet, Inc.	1,200	18,288
Autobacs Seven Co. Ltd.	5,300	54,605
Avant Corp.	700	6,941
Avantia Co. Ltd.	1,400	8,595
Avex, Inc.	2,300	22,845
Awa Bank Ltd.	2,500	37,299
Axial Retailing, Inc.	1,600	36,795
Azbil Corp.	2,000	52,729
Bandai Namco Holdings, Inc.	2,400	169,423
Bando Chemical Industries Ltd.	4,300	29,207
Bank of Iwate Ltd.	1,400	20,736
Bank of Kochi Ltd.	500	2,654
Bank of Kyoto Ltd.	2,800	119,841
Bank of Nagoya Ltd.	700	16,089
Bank of Saga Ltd.	1,500	16,300
Bank of the Ryukyus Ltd.	3,500	20,391
Bank of Toyama Ltd.	500	6,768
Baroque Japan Ltd.	2,900	17,438
Base Co. Ltd.	300	12,762
BayCurrent Consulting, Inc.	500	133,676
Belc Co. Ltd.	900	34,331
Bell System24 Holdings, Inc.	3,000	30,721
Belluna Co. Ltd.	3,800	20,899
Benefit One, Inc.	3,600	48,772
Benesse Holdings, Inc.	5,200	84,146
†Bengo4.com, Inc.	600	16,986
Bic Camera, Inc.	6,700	57,850
BIPROGY, Inc.	4,100	81,759
BML, Inc.	1,700	44,200
Bourbon Corp.	500	7,923
BP Castrol KK	1,800	15,068
Br Holdings Corp.	2,000	4,717
†BrainPad, Inc.	900	6,608
Bridgestone Corp.	15,000	546,891
Broadband Tower, Inc.	9,400	12,665
Broadleaf Co. Ltd.	7,700	25,141
Brother Industries Ltd.	8,500	149,552

LVIP Dimensional International Core Equity Fund–21

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Bunka Shutter Co. Ltd.	4,300	$ 31,634
Business Brain Showa-Ota, Inc.	700	7,105
Calbee, Inc.	4,500	90,693
Can Do Co. Ltd.	100	1,589
Canon Electronics, Inc.	1,900	21,432
Canon Marketing Japan, Inc.	3,000	62,381
Canon, Inc.	10,200	231,146
Capcom Co. Ltd.	5,200	126,495
Careerlink Co. Ltd.	700	10,010
Carlit Holdings Co. Ltd.	2,400	12,027
Carta Holdings, Inc.	500	6,681
Casa, Inc.	2,700	17,335
Casio Computer Co. Ltd.	12,000	111,348
Cawachi Ltd.	1,200	18,981
†CellSource Co. Ltd.	600	17,095
Central Automotive Products Ltd.	500	8,658
Central Glass Co. Ltd.	2,700	61,478
Central Japan Railway Co.	1,100	126,426
Central Security Patrols Co. Ltd.	900	17,977
Central Sports Co. Ltd.	600	11,043
Ceres, Inc.	1,000	8,587
Charm Care Corp. KK	3,000	21,192
Chiba Bank Ltd.	24,100	131,916
Chiba Kogyo Bank Ltd.	4,900	9,301
Chilled & Frozen Logistics Holdings Co. Ltd.	1,400	10,959
†Chiyoda Corp.	7,600	23,933
Chori Co. Ltd.	700	10,093
Chubu Electric Power Co., Inc.	10,800	108,750
Chubu Shiryo Co. Ltd.	1,700	13,101
Chuetsu Pulp & Paper Co. Ltd.	800	5,346
Chugai Pharmaceutical Co. Ltd.	7,600	194,412
Chugai Ro Co. Ltd.	300	3,690
Chugoku Bank Ltd.	12,500	90,696
Chugoku Electric Power Co., Inc.	9,500	61,166
Chugoku Marine Paints Ltd.	4,600	29,880
Chukyo Bank Ltd.	700	8,699
CI Takiron Corp.	4,000	15,903
Citizen Watch Co. Ltd.	20,800	84,617
CKD Corp.	2,600	33,221
CK-San-Etsu Co. Ltd.	700	20,303
CMIC Holdings Co. Ltd.	800	8,466
CMK Corp.	2,400	7,581
Coca-Cola Bottlers Japan Holdings, Inc.	9,475	113,262
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Colowide Co. Ltd.	4,400	$ 59,659
Computer Engineering & Consulting Ltd.	1,800	15,221
COMSYS Holdings Corp.	6,400	121,839
Comture Corp.	1,000	19,558
Concordia Financial Group Ltd.	46,169	160,306
CONEXIO Corp.	1,700	16,618
Cosmo Energy Holdings Co. Ltd.	5,600	154,420
Cosmos Pharmaceutical Corp.	1,000	96,044
Cota Co. Ltd.	880	9,802
CRE, Inc.	500	6,240
Create Restaurants Holdings, Inc.	6,200	42,754
Create SD Holdings Co. Ltd.	1,300	28,672
Creek & River Co. Ltd.	1,100	16,644
Cresco Ltd.	900	12,473
CTI Engineering Co. Ltd.	1,000	19,120
CTS Co. Ltd.	2,700	15,906
Curves Holdings Co. Ltd.	3,600	17,576
CyberAgent, Inc.	10,400	104,193
Cybernet Systems Co. Ltd.	1,700	10,039
Cybozu, Inc.	2,000	13,918
Dai Nippon Toryo Co. Ltd.	2,000	10,443
Daicel Corp.	22,600	139,713
Dai-Dan Co. Ltd.	1,400	21,746
Daido Metal Co. Ltd.	3,800	14,583
Daido Steel Co. Ltd.	2,200	56,661
Daifuku Co. Ltd.	1,100	62,953
Daihatsu Diesel Manufacturing Co. Ltd.	2,100	6,897
Daihen Corp.	1,400	43,433
Daiho Corp.	1,000	33,928
Dai-Ichi Cutter Kogyo KK	2,400	22,946
Daiichi Jitsugyo Co. Ltd.	600	14,778
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	1,000	8,694
Dai-ichi Life Holdings, Inc.	11,500	212,697
Daiichi Sankyo Co. Ltd.	3,800	96,643
Daiken Corp.	800	10,834
Daiken Medical Co. Ltd.	2,500	8,998
Daiki Aluminium Industry Co. Ltd.	3,000	26,414
Daikin Industries Ltd.	2,600	417,453
Daikokutenbussan Co. Ltd.	800	22,993
Daikyonishikawa Corp.	4,000	15,360
Dainichi Co. Ltd.	1,600	7,604
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	600	7,753
Daio Paper Corp.	6,400	66,968

LVIP Dimensional International Core Equity Fund–22

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Daiseki Co. Ltd.	1,200	$ 37,460
Daishi Hokuetsu Financial Group, Inc.	3,050	56,454
Daishinku Corp.	1,000	6,659
Daito Pharmaceutical Co. Ltd.	900	18,469
Daito Trust Construction Co. Ltd.	1,900	164,362
Daitron Co. Ltd.	800	10,507
Daiwa House Industry Co. Ltd.	18,600	434,998
Daiwa Securities Group, Inc.	37,700	168,807
Daiwabo Holdings Co. Ltd.	7,800	101,883
DCM Holdings Co. Ltd.	9,200	70,493
Denka Co. Ltd.	5,500	133,275
Densan System Holdings Co. Ltd.	500	8,366
Denso Corp.	4,300	226,965
Dentsu Group, Inc.	4,500	135,665
Denyo Co. Ltd.	1,100	12,911
Dexerials Corp.	4,700	125,443
Diamond Electric Holdings Co. Ltd.	700	8,343
DIC Corp.	6,100	108,294
Digital Arts, Inc.	900	39,076
Digital Garage, Inc.	2,100	56,907
Digital Hearts Holdings Co. Ltd.	1,000	12,728
Digital Holdings, Inc.	1,200	10,801
dip Corp.	3,200	89,054
Direct Marketing MiX, Inc.	1,500	19,110
Disco Corp.	700	166,573
DKS Co. Ltd.	600	9,474
DMG Mori Co. Ltd.	9,200	114,421
Doutor Nichires Holdings Co. Ltd.	1,900	21,595
Dowa Holdings Co. Ltd.	4,200	139,053
DTS Corp.	2,200	49,028
Duskin Co. Ltd.	2,700	57,596
DyDo Group Holdings, Inc.	600	22,276
Eagle Industry Co. Ltd.	2,500	18,005
Earth Corp.	1,000	38,346
East Japan Railway Co.	2,500	127,873
Ebara Corp.	3,000	112,103
Ebara Foods Industry, Inc.	500	11,211
Ebara Jitsugyo Co. Ltd.	1,200	19,549
Ebase Co. Ltd.	1,200	4,706
Eco's Co. Ltd.	1,500	24,252
EDION Corp.	6,600	61,974
EF-ON, Inc.	960	3,877
eGuarantee, Inc.	2,400	38,135
E-Guardian, Inc.	700	14,581
Ehime Bank Ltd.	2,500	16,587
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Eidai Co. Ltd.	3,200	$ 6,185
Eiken Chemical Co. Ltd.	2,300	30,323
Eisai Co. Ltd.	1,600	67,648
Elan Corp.	1,800	13,893
Elecom Co. Ltd.	4,000	45,042
Electric Power Development Co. Ltd.	5,700	94,239
Elematec Corp.	1,500	13,907
en Japan, Inc.	2,900	38,006
Endo Lighting Corp.	1,600	9,113
ENEOS Holdings, Inc.	211,950	797,524
Enigmo, Inc.	2,400	8,489
eRex Co. Ltd.	2,300	37,279
ES-Con Japan Ltd.	1,800	10,171
ESPEC Corp.	1,500	19,077
Exedy Corp.	2,000	25,371
EXEO Group, Inc.	6,300	98,638
Ezaki Glico Co. Ltd.	2,800	81,116
FALCO HOLDINGS Co. Ltd.	900	13,566
Fancl Corp.	2,700	49,622
FANUC Corp.	900	141,065
Fast Retailing Co. Ltd.	700	367,694
FCC Co. Ltd.	2,600	25,847
†FDK Corp.	1,200	6,991
Feed One Co. Ltd.	1,840	9,257
Ferrotec Holdings Corp.	2,600	49,774
FIDEA Holdings Co. Ltd.	1,800	17,086
Financial Products Group Co. Ltd.	3,100	20,749
FINDEX, Inc.	1,400	6,764
First Bank of Toyama Ltd.	3,100	9,484
First Brothers Co. Ltd.	1,700	10,869
Fixstars Corp.	1,500	10,524
FJ Next Holdings Co. Ltd.	1,500	11,838
Food & Life Cos. Ltd.	5,900	126,579
FP Corp.	2,600	54,367
France Bed Holdings Co. Ltd.	1,400	9,364
F-Tech, Inc.	1,100	4,287
Fudo Tetra Corp.	1,890	21,515
Fuji Co. Ltd.	1,400	21,881
Fuji Corp.	6,100	81,993
Fuji Corp. Ltd.	3,100	14,977
Fuji Electric Co. Ltd.	3,600	148,838
Fuji Kyuko Co. Ltd.	1,400	43,420
Fuji Oil Co. Ltd.	6,500	15,587
Fuji Oil Holdings, Inc.	4,300	67,960
Fuji Pharma Co. Ltd.	700	4,879
Fuji Seal International, Inc.	2,700	29,414
Fuji Soft, Inc.	1,000	57,439
Fujibo Holdings, Inc.	1,300	31,143
Fujicco Co. Ltd.	1,300	19,100

LVIP Dimensional International Core Equity Fund–23

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
FUJIFILM Holdings Corp.	3,600	$ 193,433
Fujikura Composites, Inc.	1,400	9,353
Fujikura Kasei Co. Ltd.	1,700	5,786
Fujikura Ltd.	24,000	135,946
Fujimi, Inc.	600	25,208
Fujimori Kogyo Co. Ltd.	900	23,082
Fujisash Co. Ltd.	13,300	6,775
Fujitsu General Ltd.	2,800	55,599
Fujitsu Ltd.	3,200	400,409
Fujiya Co. Ltd.	600	10,635
FuKoKu Co. Ltd.	1,800	12,970
Fukuda Corp.	400	13,741
Fukuda Denshi Co. Ltd.	700	38,169
Fukui Bank Ltd.	1,800	17,914
Fukui Computer Holdings, Inc.	500	12,605
Fukuoka Financial Group, Inc.	8,700	156,687
Fukushima Bank Ltd.	1,600	2,645
Fukushima Galilei Co. Ltd.	700	17,763
Fukuyama Transporting Co. Ltd.	2,400	54,560
FULLCAST Holdings Co. Ltd.	1,600	25,630
Funai Soken Holdings, Inc.	2,300	36,671
Furukawa Battery Co. Ltd.	2,300	20,626
Furukawa Co. Ltd.	3,300	29,127
Furukawa Electric Co. Ltd.	5,600	91,884
Furuno Electric Co. Ltd.	2,500	18,643
Furuya Metal Co. Ltd.	600	37,883
Furyu Corp.	2,700	22,454
Fuso Chemical Co. Ltd.	1,200	31,441
Fuso Pharmaceutical Industries Ltd.	400	6,327
Futaba Industrial Co. Ltd.	7,100	20,082
Future Corp.	4,000	41,293
G-7 Holdings, Inc.	3,200	33,955
Gakken Holdings Co. Ltd.	2,200	15,465
Gakkyusha Co. Ltd.	900	10,529
Gecoss Corp.	900	5,477
Genky DrugStores Co. Ltd.	1,300	32,334
Geo Holdings Corp.	3,500	31,850
Geostr Corp.	1,400	3,047
GLOBERIDE, Inc.	1,400	22,016
Glory Ltd.	4,300	64,883
GMO Financial Holdings, Inc.	2,700	15,489
GMO GlobalSign Holdings KK	800	29,200
GMO internet, Inc.	4,400	76,137
GMO Payment Gateway, Inc.	1,100	78,354
†Godo Steel Ltd.	1,200	11,913
Goldwin, Inc.	1,200	67,443
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Golf Digest Online, Inc.	2,300	$ 23,336
Good Com Asset Co. Ltd.	900	8,378
gremz, Inc.	100	1,107
GS Yuasa Corp.	6,100	95,453
G-Tekt Corp.	1,700	15,965
Gunma Bank Ltd.	28,900	81,674
Gunze Ltd.	1,100	29,812
H.U. Group Holdings, Inc.	4,000	86,976
H2O Retailing Corp.	7,100	54,794
HABA Laboratories, Inc.	400	7,219
Hachijuni Bank Ltd.	28,400	104,874
Hagihara Industries, Inc.	1,300	10,416
Hagiwara Electric Holdings Co. Ltd.	400	5,944
Hakudo Co. Ltd.	1,100	18,823
Hakuhodo DY Holdings, Inc.	10,000	91,859
Hakuto Co. Ltd.	1,300	24,289
Halows Co. Ltd.	800	17,855
Hamakyorex Co. Ltd.	1,800	38,082
Hamamatsu Photonics KK	2,500	97,394
Hankyu Hanshin Holdings, Inc.	6,100	166,611
Hanwa Co. Ltd.	3,300	68,887
Happinet Corp.	800	9,382
Hard Off Corp. Co. Ltd.	2,100	14,154
Harima Chemicals Group, Inc.	1,400	7,777
Harmonic Drive Systems, Inc.	500	14,659
Haseko Corp.	20,600	241,947
Hashimoto Sogyo Holdings Co. Ltd.	700	10,116
Hazama Ando Corp.	15,000	93,102
Heiwa Corp.	4,700	69,783
Heiwa Real Estate Co. Ltd.	2,200	63,138
Heiwado Co. Ltd.	3,300	48,621
Hikari Tsushin, Inc.	500	51,401
Hino Motors Ltd.	7,800	40,151
Hioki EE Corp.	600	28,184
Hirakawa Hewtech Corp.	600	4,751
Hirano Tecseed Co. Ltd.	700	8,683
Hirata Corp.	700	21,760
Hirogin Holdings, Inc.	22,300	103,935
Hiroshima Gas Co. Ltd.	2,000	4,793
Hisamitsu Pharmaceutical Co., Inc.	2,000	51,699
Hitachi Construction Machinery Co. Ltd.	3,700	82,187
Hitachi Ltd.	26,500	1,260,606
†Hitachi Metals Ltd.	2,500	37,845
†Hitachi Transport System Ltd.	2,000	126,382
Hitachi Zosen Corp.	13,400	84,465

LVIP Dimensional International Core Equity Fund–24

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hochiki Corp.	1,300	$ 12,334
Hodogaya Chemical Co. Ltd.	400	9,740
Hogy Medical Co. Ltd.	1,600	35,530
Hokkaido Coca-Cola Bottling Co. Ltd.	200	6,073
Hokkaido Electric Power Co., Inc.	9,500	34,662
Hokkaido Gas Co. Ltd.	800	9,899
Hokkan Holdings Ltd.	800	7,231
Hokko Chemical Industry Co. Ltd.	2,100	14,136
Hokkoku Financial Holdings, Inc.	1,900	64,647
Hokuetsu Corp.	9,600	49,632
Hokuetsu Industries Co. Ltd.	2,000	12,559
Hokuhoku Financial Group, Inc.	9,900	61,203
Hokuriku Electric Power Co.	7,900	31,000
Hokuto Corp.	1,200	17,123
Honda Motor Co. Ltd.	25,900	624,477
Honda Motor Co. Ltd. ADR	5,637	136,134
Honda Tsushin Kogyo Co. Ltd.	3,000	11,769
H-One Co. Ltd.	800	3,516
Honeys Holdings Co. Ltd.	2,300	19,589
Honma Golf Ltd.	17,500	7,806
Hoosiers Holdings Co. Ltd.	2,900	17,132
Horiba Ltd.	2,500	106,648
Hoshizaki Corp.	1,000	29,806
Hosokawa Micron Corp.	1,200	23,021
House Foods Group, Inc.	2,400	50,085
Howa Machinery Ltd.	1,300	8,748
Hoya Corp.	5,000	427,915
HS Holdings Co. Ltd.	1,600	15,241
Hulic Co. Ltd.	14,900	115,568
Hyakugo Bank Ltd.	16,800	40,657
Hyakujushi Bank Ltd.	2,400	29,976
Ibiden Co. Ltd.	1,900	53,828
IBJ, Inc.	1,500	8,364
Ichigo, Inc.	17,500	40,406
Ichiken Co. Ltd.	800	10,763
Ichikoh Industries Ltd.	2,000	5,146
Ichinen Holdings Co. Ltd.	2,500	22,522
Ichiyoshi Securities Co. Ltd.	4,600	22,072
IDEA Consultants, Inc.	700	8,791
Idec Corp.	2,000	41,305
Idemitsu Kosan Co. Ltd.	16,296	389,290
IDOM, Inc.	5,900	32,554
Ihara Science Corp.	1,200	18,735
IHI Corp.	9,000	240,429
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Iida Group Holdings Co. Ltd.	4,000	$ 61,409
Iino Kaiun Kaisha Ltd.	10,000	50,483
IJTT Co. Ltd.	2,700	10,425
IMAGICA GROUP, Inc.	1,900	10,523
Imura Envelope Co., Inc.	1,100	6,751
Imuraya Group Co. Ltd.	800	13,492
Inaba Denki Sangyo Co. Ltd.	2,500	49,056
Inaba Seisakusho Co. Ltd.	900	9,213
Inabata & Co. Ltd.	3,500	57,142
Inageya Co. Ltd.	900	8,215
I-Net Corp.	1,100	9,963
Infocom Corp.	1,700	25,607
Infomart Corp.	11,600	32,394
Information Services International-Dentsu Ltd.	1,800	53,655
INFRONEER Holdings, Inc.	15,140	107,605
Innotech Corp.	4,500	43,089
Inpex Corp.	30,000	321,608
Insource Co. Ltd.	700	11,731
Intage Holdings, Inc.	2,000	18,835
Inter Action Corp.	900	12,475
Internet Initiative Japan, Inc.	3,200	112,147
I-PEX, Inc.	900	8,451
IR Japan Holdings Ltd.	800	12,089
Iriso Electronics Co. Ltd.	1,100	26,071
ISB Corp.	1,100	8,216
Iseki & Co. Ltd.	2,300	19,908
Isetan Mitsukoshi Holdings Ltd.	18,200	147,316
Ishihara Sangyo Kaisha Ltd.	2,600	19,214
Isuzu Motors Ltd.	25,700	284,277
Itfor, Inc.	1,600	8,964
ITmedia, Inc.	600	7,126
Ito En Ltd.	1,600	71,956
ITOCHU Corp.	27,300	736,498
Itochu Enex Co. Ltd.	6,000	46,504
Itochu Techno-Solutions Corp.	2,100	51,633
Itochu-Shokuhin Co. Ltd.	300	10,827
Itoham Yonekyu Holdings, Inc.	12,400	63,163
Itoki Corp.	4,300	11,583
IwaiCosmo Holdings, Inc.	2,000	18,550
Iwaki Co. Ltd.	2,000	13,753
Iwasaki Electric Co. Ltd.	900	17,267
Iwatani Corp.	3,500	135,081
Iyo Bank Ltd.	19,400	95,374
Izumi Co. Ltd.	2,700	60,907

LVIP Dimensional International Core Equity Fund–25

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
J Front Retailing Co. Ltd.	18,400	$ 157,078
J Trust Co. Ltd.	7,800	25,414
JAC Recruitment Co. Ltd.	1,300	16,672
JANOME Corp.	1,000	5,280
†Japan Airlines Co. Ltd.	3,600	61,854
†Japan Airport Terminal Co. Ltd.	700	27,813
Japan Aviation Electronics Industry Ltd.	4,000	60,407
Japan Cash Machine Co. Ltd.	2,400	11,813
†Japan Communications, Inc.	7,800	11,556
Japan Electronic Materials Corp.	1,200	14,338
Japan Elevator Service Holdings Co. Ltd.	5,100	53,344
Japan Exchange Group, Inc.	13,900	201,475
Japan Investment Adviser Co. Ltd.	700	6,656
Japan Lifeline Co. Ltd.	4,500	30,373
Japan Material Co. Ltd.	4,100	58,687
Japan Medical Dynamic Marketing, Inc.	1,400	16,454
Japan Post Holdings Co. Ltd.	24,100	172,434
Japan Post Insurance Co. Ltd.	5,200	83,224
Japan Property Management Center Co. Ltd.	1,500	11,399
Japan Pulp & Paper Co. Ltd.	800	22,508
Japan System Techniques Co. Ltd.	900	16,336
Japan Tobacco, Inc.	31,700	549,322
Japan Transcity Corp.	3,000	10,901
Japan Wool Textile Co. Ltd.	4,700	34,171
JBCC Holdings, Inc.	800	9,328
JCR Pharmaceuticals Co. Ltd.	3,800	65,157
JCU Corp.	2,100	52,677
JDC Corp.	1,900	7,320
Jeol Ltd.	700	27,093
JFE Holdings, Inc.	32,900	346,114
†JIG-SAW, Inc.	300	13,520
Jimoto Holdings, Inc.	1,930	8,039
JINS Holdings, Inc.	1,100	34,673
JINUSHI Co. Ltd.	700	10,455
JK Holdings Co. Ltd.	1,500	10,489
JM Holdings Co. Ltd.	800	9,374
JMDC, Inc.	800	35,227
JMS Co. Ltd.	1,500	6,153
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Joban Kosan Co. Ltd.	800	$ 7,491
J-Oil Mills, Inc.	1,400	16,610
Joshin Denki Co. Ltd.	2,200	31,511
Joyful Honda Co. Ltd.	3,900	45,565
JP-Holdings, Inc.	4,300	8,006
JSB Co. Ltd.	900	21,050
JSP Corp.	1,400	14,359
JSR Corp.	1,800	46,775
JTEKT Corp.	14,100	106,001
Juki Corp.	2,600	13,507
Juroku Financial Group, Inc.	1,800	31,099
Justsystems Corp.	1,400	39,844
JVCKenwood Corp.	16,000	20,855
Kadokawa Corp.	1,800	38,939
Kadoya Sesame Mills, Inc.	300	7,750
Kaga Electronics Co. Ltd.	1,700	38,016
Kagome Co. Ltd.	2,100	51,325
Kajima Corp.	18,900	216,719
Kakaku.com, Inc.	4,900	81,384
Kaken Pharmaceutical Co. Ltd.	2,100	59,052
Kakiyasu Honten Co. Ltd.	700	12,386
Kameda Seika Co. Ltd.	900	32,020
Kamei Corp.	1,600	12,395
Kamigumi Co. Ltd.	6,500	125,654
Kanaden Corp.	1,100	8,257
Kanagawa Chuo Kotsu Co. Ltd.	400	10,256
Kanamic Network Co. Ltd.	1,800	7,403
Kanamoto Co. Ltd.	2,500	35,478
Kandenko Co. Ltd.	9,600	59,797
Kaneka Corp.	3,800	93,593
Kaneko Seeds Co. Ltd.	900	10,542
Kanematsu Corp.	6,800	67,091
Kanematsu Electronics Ltd.	800	23,814
Kansai Electric Power Co., Inc.	11,100	109,874
Kansai Paint Co. Ltd.	5,100	65,107
Kanto Denka Kogyo Co. Ltd.	4,200	27,396
Kao Corp.	7,600	308,176
†Kasai Kogyo Co. Ltd.	2,600	5,069
Katitas Co. Ltd.	2,700	58,380
Kato Sangyo Co. Ltd.	2,100	50,412
Kato Works Co. Ltd.	400	2,364
KAWADA TECHNOLOGIES, Inc.	600	15,513
Kawai Musical Instruments Manufacturing Co. Ltd.	500	9,558
Kawasaki Heavy Industries Ltd.	12,100	227,093

LVIP Dimensional International Core Equity Fund–26

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kawasaki Kisen Kaisha Ltd.	1,400	$ 85,666
KDDI Corp.	40,700	1,283,448
KeePer Technical Laboratory Co. Ltd.	700	18,352
Keihan Holdings Co. Ltd.	4,000	99,691
Keihanshin Building Co. Ltd.	1,600	15,471
Keikyu Corp.	5,900	64,649
Keio Corp.	1,800	64,573
Keisei Electric Railway Co. Ltd.	1,800	49,702
KEIWA, Inc.	500	13,518
Keiyo Bank Ltd.	9,000	31,663
Keiyo Co. Ltd.	3,000	20,070
Kenko Mayonnaise Co. Ltd.	500	5,339
Kewpie Corp.	6,100	103,322
Keyence Corp.	600	205,763
KFC Holdings Japan Ltd.	1,400	29,345
KFC Ltd.	1,300	16,305
KH Neochem Co. Ltd.	2,400	44,009
Kikkoman Corp.	2,200	117,077
Kintetsu Group Holdings Co. Ltd.	2,300	71,557
Kintetsu World Express, Inc.	2,900	88,926
Kirin Holdings Co. Ltd.	4,500	71,087
Ki-Star Real Estate Co. Ltd.	600	20,802
Kitagawa Corp.	600	6,114
Kita-Nippon Bank Ltd.	400	4,714
Kitano Construction Corp.	300	4,723
Kitanotatsujin Corp.	3,800	5,722
†Kito Corp.	2,000	39,166
Kitz Corp.	5,100	23,821
Kiyo Bank Ltd.	5,100	50,207
†KLab, Inc.	2,900	12,868
Koa Corp.	2,000	23,843
Koatsu Gas Kogyo Co. Ltd.	2,000	9,736
Kobayashi Pharmaceutical Co. Ltd.	300	18,579
Kobe Bussan Co. Ltd.	4,800	117,989
†Kobe Electric Railway Co. Ltd.	500	11,989
Kobe Steel Ltd.	22,700	103,015
Koei Tecmo Holdings Co. Ltd.	900	29,183
Kohnan Shoji Co. Ltd.	1,900	51,316
Kohsoku Corp.	800	9,004
Koito Manufacturing Co. Ltd.	2,600	82,581
Kojima Co. Ltd.	3,000	14,482
Kokusai Pulp & Paper Co. Ltd.	3,400	11,802
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Komatsu Ltd.	9,800	$ 218,218
KOMEDA Holdings Co. Ltd.	3,200	54,297
Komehyo Holdings Co. Ltd.	1,100	23,716
Komeri Co. Ltd.	3,000	58,337
Konaka Co. Ltd.	2,400	5,883
Konami Holdings Corp.	2,600	144,044
Kondotec, Inc.	2,100	15,863
Konica Minolta, Inc.	35,700	118,984
Konishi Co. Ltd.	2,500	28,486
Konoike Transport Co. Ltd.	2,700	25,243
Konoshima Chemical Co. Ltd.	1,400	11,464
†Kosaido Holdings Co. Ltd.	2,100	17,024
Kose Corp.	400	36,454
Kozo Keikaku Engineering, Inc.	500	9,413
Krosaki Harima Corp.	500	15,827
KRS Corp.	1,200	10,200
K's Holdings Corp.	14,100	137,656
KU Holdings Co. Ltd.	1,500	11,614
Kubota Corp.	7,500	112,396
Kumagai Gumi Co. Ltd.	2,800	56,698
Kumiai Chemical Industry Co. Ltd.	4,770	38,864
Kurabo Industries Ltd.	800	11,452
Kuraray Co. Ltd.	23,800	192,015
Kureha Corp.	1,400	98,606
Kurimoto Ltd.	800	9,730
Kurita Water Industries Ltd.	2,700	97,736
Kuriyama Holdings Corp.	1,400	9,117
Kusuri No. Aoki Holdings Co. Ltd.	1,100	47,157
KYB Corp.	1,500	34,218
Kyodo Printing Co. Ltd.	400	7,302
Kyoei Steel Ltd.	2,300	23,422
Kyokuto Boeki Kaisha Ltd.	700	13,688
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	24,418
Kyokuto Securities Co. Ltd.	3,600	18,339
Kyokuyo Co. Ltd.	500	12,742
KYORIN Holdings, Inc.	3,000	39,221
Kyoritsu Printing Co. Ltd.	3,400	3,584
Kyosan Electric Manufacturing Co. Ltd.	4,100	13,061
Kyowa Kirin Co. Ltd.	1,200	27,092
Kyudenko Corp.	3,500	70,868
Kyushu Electric Power Co., Inc.	14,600	93,870
Kyushu Financial Group, Inc.	32,000	91,702
Kyushu Railway Co.	4,200	87,569
LAC Co. Ltd.	800	4,567

LVIP Dimensional International Core Equity Fund–27

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Lacto Japan Co. Ltd.	500	$ 7,746
Lasertec Corp.	1,700	202,476
Lawson, Inc.	3,000	99,842
LEC, Inc.	1,800	8,494
Life Corp.	1,800	34,369
LIFULL Co. Ltd.	5,900	7,086
Linical Co. Ltd.	1,000	5,946
Link & Motivation, Inc.	1,400	4,947
Lintec Corp.	3,400	57,655
Lion Corp.	13,100	145,031
LITALICO, Inc.	2,400	37,859
Lixil Corp.	12,500	234,945
Look Holdings, Inc.	1,700	21,040
†M&A Capital Partners Co. Ltd.	1,200	31,664
M3, Inc.	8,000	230,280
Mabuchi Motor Co. Ltd.	2,500	64,432
Macnica Fuji Electronics Holdings, Inc.	3,900	75,229
Macromill, Inc.	3,300	21,909
Maeda Kosen Co. Ltd.	900	19,463
Maezawa Industries, Inc.	2,700	12,170
Makino Milling Machine Co. Ltd.	1,900	59,333
Makita Corp.	5,700	141,283
†Management Solutions Co. Ltd.	800	13,467
Mandom Corp.	2,100	24,739
Mani, Inc.	1,900	18,494
MarkLines Co. Ltd.	1,600	25,014
Marubeni Corp.	23,500	210,832
Marubun Corp.	2,400	12,823
Marudai Food Co. Ltd.	1,600	18,124
Maruha Nichiro Corp.	3,300	62,131
Marui Group Co. Ltd.	4,300	75,280
MARUKA FURUSATO Corp.	1,261	22,521
Marumae Co. Ltd.	700	10,274
Marusan Securities Co. Ltd.	3,900	14,061
Maruwa Co. Ltd.	600	68,458
Maruwa Unyu Kikan Co. Ltd.	3,100	30,598
Maruzen CHI Holdings Co. Ltd.	2,600	7,259
Maruzen Showa Unyu Co. Ltd.	800	17,983
Marvelous, Inc.	2,500	12,375
Matching Service Japan Co. Ltd.	900	5,885
Matsuda Sangyo Co. Ltd.	800	11,850
Matsui Securities Co. Ltd.	6,000	35,646
MatsukiyoCocokara & Co.	3,420	138,303
Matsuoka Corp.	1,600	11,102
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Matsuyafoods Holdings Co. Ltd.	200	$ 5,738
Maxell Ltd.	4,900	47,848
Maxvalu Tokai Co. Ltd.	500	9,985
Mazda Motor Corp.	17,500	142,843
McDonald's Holdings Co. Japan Ltd.	1,500	54,639
MCJ Co. Ltd.	5,000	32,449
Mebuki Financial Group, Inc.	81,290	160,322
MEC Co. Ltd.	500	8,202
†Media Do Co. Ltd.	300	3,719
Medical Data Vision Co. Ltd.	1,200	8,985
Medical System Network Co. Ltd.	4,100	13,095
Medikit Co. Ltd.	500	8,218
Medipal Holdings Corp.	9,600	135,423
Medius Holdings Co. Ltd.	1,600	11,286
†MedPeer, Inc.	900	12,291
Megachips Corp.	500	11,670
Megmilk Snow Brand Co. Ltd.	3,500	46,835
Meidensha Corp.	3,100	45,552
Meiji Electric Industries Co. Ltd.	1,100	8,888
MEIJI Holdings Co. Ltd.	5,400	265,344
Meiko Electronics Co. Ltd.	1,200	28,195
Meisei Industrial Co. Ltd.	2,700	14,007
Meitec Corp.	5,700	91,889
Meiwa Corp.	2,500	14,003
Melco Holdings, Inc.	400	10,205
Members Co. Ltd.	800	14,971
Menicon Co. Ltd.	3,700	85,303
†Mercari, Inc.	400	5,834
METAWATER Co. Ltd.	2,000	29,625
Micronics Japan Co. Ltd.	1,500	13,777
Midac Holdings Co. Ltd.	300	6,219
Mie Kotsu Group Holdings, Inc.	2,500	9,084
Mikuni Corp.	1,600	4,453
Milbon Co. Ltd.	1,300	45,857
Mimasu Semiconductor Industry Co. Ltd.	1,100	17,137
MINEBEA MITSUMI, Inc.	13,232	225,517
Ministop Co. Ltd.	600	6,475
Mirait Holdings Corp.	7,600	89,313
Miroku Jyoho Service Co. Ltd.	900	7,905
MISUMI Group, Inc.	8,300	175,292
Mitani Corp.	2,400	26,791
Mitani Sekisan Co. Ltd.	400	12,666
Mito Securities Co. Ltd.	5,800	11,137
Mitsuba Corp.	2,400	7,086

LVIP Dimensional International Core Equity Fund–28

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi Chemical Holdings Corp.	84,200	$ 457,515
Mitsubishi Corp.	13,400	399,068
Mitsubishi Electric Corp.	20,300	218,208
Mitsubishi Estate Co. Ltd.	12,700	184,065
Mitsubishi Gas Chemical Co., Inc.	10,800	156,232
Mitsubishi Heavy Industries Ltd.	4,200	146,797
Mitsubishi Kakoki Kaisha Ltd.	700	10,257
Mitsubishi Logisnext Co. Ltd.	3,300	21,177
Mitsubishi Logistics Corp.	4,100	98,210
Mitsubishi Materials Corp.	7,400	105,923
†Mitsubishi Motors Corp.	32,300	108,953
†Mitsubishi Paper Mills Ltd.	2,100	4,607
Mitsubishi Research Institute, Inc.	500	15,206
Mitsubishi Shokuhin Co. Ltd.	1,200	33,514
Mitsubishi Steel Manufacturing Co. Ltd.	600	4,168
Mitsubishi UFJ Financial Group, Inc.	141,500	757,032
Mitsui Chemicals, Inc.	12,500	266,618
Mitsui DM Sugar Holdings Co. Ltd.	1,200	16,873
†Mitsui E&S Holdings Co. Ltd.	6,300	15,561
Mitsui Fudosan Co. Ltd.	11,100	238,482
Mitsui High-Tec, Inc.	900	56,103
Mitsui Mining & Smelting Co. Ltd.	5,200	121,276
Mitsui OSK Lines Ltd.	7,800	179,435
Mitsui-Soko Holdings Co. Ltd.	1,600	33,976
Miura Co. Ltd.	2,500	49,532
Miyaji Engineering Group, Inc.	400	10,000
Miyazaki Bank Ltd.	900	13,894
Miyoshi Oil & Fat Co. Ltd.	1,500	11,323
Mizuho Financial Group, Inc.	26,970	307,051
Mizuno Corp.	1,700	29,343
Mochida Pharmaceutical Co. Ltd.	1,400	33,716
Modec, Inc.	1,600	13,768
Monex Group, Inc.	14,000	43,613
Monogatari Corp.	900	39,056
MonotaRO Co. Ltd.	7,600	113,344
MORESCO Corp.	700	6,434
Morinaga & Co. Ltd.	3,000	96,129
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Morinaga Milk Industry Co. Ltd.	3,200	$ 114,599
Moriroku Holdings Co. Ltd.	1,700	22,335
Morita Holdings Corp.	3,000	29,230
Morningstar Japan KK	2,400	9,040
Morozoff Ltd.	200	5,365
Mory Industries, Inc.	200	3,573
MrMax Holdings Ltd.	2,600	12,103
MS&AD Insurance Group Holdings, Inc.	5,400	165,582
MTI Ltd.	1,200	4,336
m-up Holdings, Inc.	1,600	14,712
Murata Manufacturing Co. Ltd.	8,700	473,518
Musashi Seimitsu Industry Co. Ltd.	4,800	49,170
Musashino Bank Ltd.	2,100	27,680
Nabtesco Corp.	5,500	129,058
NAC Co. Ltd.	2,400	17,321
Nachi-Fujikoshi Corp.	1,300	33,397
Nafco Co. Ltd.	1,600	18,547
Nagano Bank Ltd.	700	7,144
Nagano Keiki Co. Ltd.	1,200	9,862
Nagase & Co. Ltd.	8,000	110,042
Nagatanien Holdings Co. Ltd.	1,000	14,651
Nagawa Co. Ltd.	300	17,787
Nagoya Railroad Co. Ltd.	4,900	75,562
Nakabayashi Co. Ltd.	2,100	7,706
Nakamoto Packs Co. Ltd.	800	9,674
Nakamuraya Co. Ltd.	500	11,606
Nakanishi, Inc.	3,300	58,501
Nakayama Steel Works Ltd.	3,400	10,708
†Namura Shipbuilding Co. Ltd.	11,100	33,816
Nankai Electric Railway Co. Ltd.	3,800	75,441
Nanto Bank Ltd.	2,300	33,785
Natori Co. Ltd.	700	10,413
NEC Corp.	10,000	390,170
NEC Networks & System Integration Corp.	2,400	32,507
NET One Systems Co. Ltd.	6,000	133,345
Nexon Co. Ltd.	2,100	43,123
Nextage Co. Ltd.	4,100	70,874
NGK Insulators Ltd.	13,300	179,184
NGK Spark Plug Co. Ltd.	12,500	226,744
NH Foods Ltd.	5,600	175,412
NHK Spring Co. Ltd.	15,200	99,759
Nichias Corp.	4,300	71,341
Nichiban Co. Ltd.	600	7,125
Nichicon Corp.	4,500	41,774
Nichiden Corp.	1,300	18,132
Nichiha Corp.	2,000	38,855

LVIP Dimensional International Core Equity Fund–29

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Nichi-iko Pharmaceutical Co. Ltd.	5,500	$ 14,345
Nichirei Corp.	8,100	140,961
Nichireki Co. Ltd.	1,900	18,202
Nichirin Co. Ltd.	1,300	14,674
Nidec Corp.	3,500	216,884
Nifco, Inc.	5,600	130,975
Nihon Chouzai Co. Ltd.	800	7,761
Nihon Dengi Co. Ltd.	400	9,972
Nihon Denkei Co. Ltd.	1,200	12,431
Nihon Flush Co. Ltd.	2,200	16,159
Nihon House Holdings Co. Ltd.	2,600	7,576
Nihon Kohden Corp.	4,300	88,129
Nihon M&A Center Holdings, Inc.	10,900	116,196
Nihon Nohyaku Co. Ltd.	2,400	12,275
Nihon Plast Co. Ltd.	1,900	6,398
†Nihon Yamamura Glass Co. Ltd.	1,000	5,505
Nikkiso Co. Ltd.	6,300	37,234
Nikko Co. Ltd.	2,100	9,587
Nikkon Holdings Co. Ltd.	4,500	71,373
Nintendo Co. Ltd.	1,700	731,096
Nippn Corp.	3,700	44,528
Nippon Air Conditioning Services Co. Ltd.	1,800	10,511
Nippon Carbide Industries Co., Inc.	800	7,935
Nippon Carbon Co. Ltd.	1,000	29,491
Nippon Ceramic Co. Ltd.	700	10,541
Nippon Chemical Industrial Co. Ltd.	600	8,577
†Nippon Chemi-Con Corp.	2,100	26,320
Nippon Chemiphar Co. Ltd.	300	4,144
Nippon Coke & Engineering Co. Ltd.	18,200	15,520
Nippon Concept Corp.	800	8,437
Nippon Concrete Industries Co. Ltd.	2,600	5,129
Nippon Denko Co. Ltd.	13,700	35,059
Nippon Densetsu Kogyo Co. Ltd.	2,800	36,300
Nippon Electric Glass Co. Ltd.	5,500	105,340
NIPPON EXPRESS HOLDINGS, Inc.	4,700	256,024
Nippon Gas Co. Ltd.	8,700	123,874
Nippon Kanzai Co. Ltd.	600	11,476
Nippon Kayaku Co. Ltd.	10,600	85,776
Nippon Kodoshi Corp.	800	11,360
Nippon Koei Co. Ltd.	800	19,216
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Light Metal Holdings Co. Ltd.	4,270	$ 46,945
Nippon Paint Holdings Co. Ltd.	3,500	26,188
Nippon Paper Industries Co. Ltd.	8,500	60,210
Nippon Parking Development Co. Ltd.	13,600	17,090
Nippon Pillar Packing Co. Ltd.	1,300	26,076
Nippon Piston Ring Co. Ltd.	800	7,496
Nippon Rietec Co. Ltd.	700	5,046
Nippon Road Co. Ltd.	300	14,047
Nippon Sanso Holdings Corp.	7,000	112,078
Nippon Seisen Co. Ltd.	200	6,214
Nippon Sharyo Ltd.	1,700	25,995
†Nippon Sheet Glass Co. Ltd.	6,100	17,177
Nippon Shinyaku Co. Ltd.	1,100	67,144
Nippon Shokubai Co. Ltd.	2,100	81,165
Nippon Signal Company Ltd.	3,400	24,617
Nippon Soda Co. Ltd.	1,700	54,636
Nippon Steel Corp.	27,210	380,807
Nippon Steel Trading Corp.	1,400	52,485
Nippon Suisan Kaisha Ltd.	26,600	112,453
Nippon Systemware Co. Ltd.	1,500	25,802
Nippon Telegraph & Telephone Corp.	11,400	327,558
Nippon Thompson Co. Ltd.	6,000	22,923
Nippon Yakin Kogyo Co. Ltd.	1,540	23,996
Nippon Yusen KK	3,900	267,403
Nipro Corp.	11,100	87,300
Nishimatsu Construction Co. Ltd.	4,100	122,506
Nishimatsuya Chain Co. Ltd.	1,700	17,897
Nishi-Nippon Financial Holdings, Inc.	9,600	53,125
Nishi-Nippon Railroad Co. Ltd.	2,800	60,018
Nishio Rent All Co. Ltd.	2,000	39,754
Nissan Chemical Corp.	2,900	133,856
Nissan Motor Co. Ltd.	44,100	172,722
Nissei ASB Machine Co. Ltd.	1,000	26,053
Nissei Plastic Industrial Co. Ltd.	1,500	9,766
Nissha Co. Ltd.	3,400	36,787
Nisshin Oillio Group Ltd.	2,700	62,462

LVIP Dimensional International Core Equity Fund–30

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nisshin Seifun Group, Inc.	6,600	$ 77,240
Nisshinbo Holdings, Inc.	11,768	88,632
Nissin Corp.	1,000	11,731
Nissin Electric Co. Ltd.	3,300	37,147
Nissin Foods Holdings Co. Ltd.	700	48,350
Nisso Corp.	2,200	9,327
Nitori Holdings Co. Ltd.	2,000	190,326
Nitto Boseki Co. Ltd.	1,500	25,789
Nitto Denko Corp.	5,400	349,264
Nitto Fuji Flour Milling Co. Ltd.	600	20,738
Nitto Kogyo Corp.	2,100	36,329
Nitto Seiko Co. Ltd.	3,100	10,786
Nittoc Construction Co. Ltd.	3,400	20,552
Noevir Holdings Co. Ltd.	1,200	51,021
NOF Corp.	3,100	115,039
Nohmi Bosai Ltd.	2,100	28,677
Nojima Corp.	2,100	43,586
Nomura Holdings, Inc.	51,100	185,652
Nomura Holdings, Inc. ADR	18,200	65,156
Nomura Real Estate Holdings, Inc.	6,100	149,239
Nomura Research Institute Ltd.	4,420	118,617
Noritsu Koki Co. Ltd.	1,200	20,318
Noritz Corp.	2,000	21,386
North Pacific Bank Ltd.	25,100	41,327
NS Solutions Corp.	1,100	29,380
NS United Kaiun Kaisha Ltd.	700	19,072
NSD Co. Ltd.	4,000	69,874
NSK Ltd.	22,100	118,901
†NTN Corp.	36,600	69,833
NTT Data Corp.	15,400	213,642
Obara Group, Inc.	900	19,199
Obayashi Corp.	24,200	176,013
OBIC Business Consultants Co. Ltd.	400	13,793
Obic Co. Ltd.	200	28,441
Odakyu Electric Railway Co. Ltd.	4,400	59,364
Oenon Holdings, Inc.	3,500	7,773
Ogaki Kyoritsu Bank Ltd.	3,100	39,455
Ohsho Food Service Corp.	400	20,629
Oiles Corp.	2,600	29,249
†Oisix ra daichi, Inc.	1,900	23,268
Oita Bank Ltd.	1,400	19,318
Oji Holdings Corp.	50,800	220,082
Okabe Co. Ltd.	2,800	12,573
Okamoto Industries, Inc.	800	22,459
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Okamoto Machine Tool Works Ltd.	700	$ 19,564
Okamura Corp.	4,800	42,809
Okasan Securities Group, Inc.	11,400	28,470
Oki Electric Industry Co. Ltd.	7,000	38,223
Okinawa Cellular Telephone Co.	800	31,901
Okinawa Electric Power Co., Inc.	1,948	18,852
Okinawa Financial Group, Inc.	1,580	25,565
OKUMA Corp.	1,900	71,358
Okumura Corp.	2,500	55,564
Okura Industrial Co. Ltd.	800	10,059
Okuwa Co. Ltd.	2,100	13,080
Olympus Corp.	17,600	356,667
Omron Corp.	2,000	101,793
Ono Pharmaceutical Co. Ltd.	4,900	125,877
Onoken Co. Ltd.	1,400	14,455
Onward Holdings Co. Ltd.	5,500	10,343
Open House Group Co. Ltd.	3,400	135,339
Optex Group Co. Ltd.	1,900	28,274
†Optim Corp.	1,200	6,656
Optorun Co. Ltd.	2,100	27,880
Oracle Corp. Japan	1,100	64,059
Organo Corp.	500	31,297
Oriental Land Co. Ltd.	200	27,930
Oriental Shiraishi Corp.	8,700	15,322
Oro Co. Ltd.	500	6,176
Osaka Gas Co. Ltd.	6,600	126,490
Osaka Organic Chemical Industry Ltd.	1,700	27,744
Osaki Electric Co. Ltd.	4,100	14,753
OSG Corp.	6,000	69,966
Otsuka Corp.	2,900	86,307
Otsuka Holdings Co. Ltd.	3,000	107,090
OUG Holdings, Inc.	500	10,178
Outsourcing, Inc.	11,100	84,899
Pacific Industrial Co. Ltd.	3,500	27,070
Pack Corp.	1,200	19,885
PAL GROUP Holdings Co. Ltd.	800	10,634
PALTAC Corp.	1,200	37,287
Pan Pacific International Holdings Corp.	12,600	200,885
Panasonic Holdings Corp.	74,400	600,719
Paramount Bed Holdings Co. Ltd.	3,200	52,003
†Park24 Co. Ltd.	6,500	89,876
Pasona Group, Inc.	2,500	34,760

LVIP Dimensional International Core Equity Fund–31

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Pegasus Sewing Machine Manufacturing Co. Ltd.	1,900	$ 8,342
Penta-Ocean Construction Co. Ltd.	22,600	121,910
People Dreams & Technologies Group Co. Ltd.	1,100	19,237
†PeptiDream, Inc.	5,100	53,735
Persol Holdings Co. Ltd.	6,900	125,981
Pharma Foods International Co. Ltd.	1,200	12,529
Pickles Corp.	1,200	10,481
Pigeon Corp.	5,900	81,175
Pilot Corp.	2,300	81,922
Plenus Co. Ltd.	1,600	23,549
Pola Orbis Holdings, Inc.	1,500	18,567
Pole To Win Holdings, Inc.	1,400	9,591
Premium Water Holdings, Inc.	800	16,468
Press Kogyo Co. Ltd.	6,300	18,514
Pressance Corp.	1,900	21,136
Prestige International, Inc.	6,800	34,012
Prima Meat Packers Ltd.	2,400	40,294
Procrea Holdings, Inc.	2,720	38,992
Pronexus, Inc.	1,200	9,462
Pro-Ship, Inc.	1,600	18,847
Proto Corp.	1,400	10,534
PS Mitsubishi Construction Co. Ltd.	2,300	10,398
Punch Industry Co. Ltd.	1,000	3,395
QB Net Holdings Co. Ltd.	900	8,920
Qol Holdings Co. Ltd.	2,700	28,048
Quick Co. Ltd.	700	7,038
Raccoon Holdings, Inc.	800	9,904
Raito Kogyo Co. Ltd.	2,000	27,330
Raiznext Corp.	3,000	25,255
Rakus Co. Ltd.	5,200	62,072
Rakuten Group, Inc.	12,700	57,424
Rasa Corp.	1,300	9,204
Rasa Industries Ltd.	900	12,581
Raysum Co. Ltd.	1,600	13,179
Recruit Holdings Co. Ltd.	17,100	503,602
Relia, Inc.	2,900	22,827
Relo Group, Inc.	5,100	82,256
†Renesas Electronics Corp.	25,700	232,568
Rengo Co. Ltd.	14,200	77,156
†RENOVA, Inc.	1,600	28,858
Resona Holdings, Inc.	58,691	219,534
Resorttrust, Inc.	5,300	86,799
Restar Holdings Corp.	1,800	25,284
Retail Partners Co. Ltd.	1,600	13,468
Rheon Automatic Machinery Co. Ltd.	900	8,399
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Ricoh Co. Ltd.	17,500	$ 136,625
Ride On Express Holdings Co. Ltd.	1,100	9,816
Riken Keiki Co. Ltd.	800	21,341
Riken Technos Corp.	2,900	9,221
Riken Vitamin Co. Ltd.	1,000	12,548
Rinnai Corp.	1,400	96,436
Rion Co. Ltd.	500	8,869
Riso Kyoiku Co. Ltd.	9,000	21,167
Rohm Co. Ltd.	1,800	126,180
Rohto Pharmaceutical Co. Ltd.	4,200	121,772
Rokko Butter Co. Ltd.	1,000	10,367
Roland Corp.	1,000	29,708
Roland DG Corp.	1,500	35,675
Rorze Corp.	1,000	62,734
Round One Corp.	1,900	21,364
Ryobi Ltd.	1,600	12,223
Ryoden Corp.	1,300	15,188
Ryohin Keikaku Co. Ltd.	15,800	154,782
Ryosan Co. Ltd.	1,600	25,866
S Foods, Inc.	1,600	36,881
S&B Foods, Inc.	600	16,185
Sac's Bar Holdings, Inc.	900	3,993
Saibu Gas Holdings Co. Ltd.	1,000	13,962
Sakai Chemical Industry Co. Ltd.	1,000	13,897
Sakai Heavy Industries Ltd.	300	6,455
Sakai Moving Service Co. Ltd.	1,000	33,477
Sakata INX Corp.	2,800	18,866
Sakura Internet, Inc.	2,500	9,912
Sala Corp.	3,600	18,718
SAMTY Co. Ltd.	1,800	26,763
San Holdings, Inc.	900	12,042
San ju San Financial Group, Inc.	1,440	14,802
San-A Co. Ltd.	1,200	36,232
San-Ai Obbli Co. Ltd.	4,300	30,482
Sanei Architecture Planning Co. Ltd.	1,000	12,109
Sangetsu Corp.	3,300	37,905
San-In Godo Bank Ltd.	11,600	56,113
Sanken Electric Co. Ltd.	2,200	76,623
Sanki Engineering Co. Ltd.	3,200	36,196
Sankyo Co. Ltd.	3,500	105,879
Sankyo Frontier Co. Ltd.	500	14,794
Sankyo Tateyama, Inc.	2,400	9,731
Sankyu, Inc.	4,300	123,800
Sanoh Industrial Co. Ltd.	4,800	23,156
Sansei Technologies, Inc.	1,700	10,781

LVIP Dimensional International Core Equity Fund–32

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sansha Electric Manufacturing Co. Ltd.	2,300	$ 15,156
Sanshin Electronics Co. Ltd.	1,200	13,553
Santen Pharmaceutical Co. Ltd.	11,800	93,090
Sanwa Holdings Corp.	13,000	124,491
Sanyo Chemical Industries Ltd.	1,100	38,573
Sanyo Denki Co. Ltd.	700	26,982
Sanyo Electric Railway Co. Ltd.	600	9,580
Sanyo Special Steel Co. Ltd.	1,500	21,719
Sanyo Trading Co. Ltd.	2,000	14,420
Sapporo Holdings Ltd.	4,800	106,637
Sato Holdings Corp.	2,500	34,427
Sato Shoji Corp.	700	5,770
Satori Electric Co. Ltd.	200	1,575
Sawai Group Holdings Co. Ltd.	3,700	112,219
SB Technology Corp.	1,300	20,879
SBI Holdings, Inc.	12,400	242,291
SBS Holdings, Inc.	1,400	28,089
Scala, Inc.	1,600	8,515
SCREEN Holdings Co. Ltd.	1,300	88,208
Scroll Corp.	4,000	26,845
SCSK Corp.	3,600	61,137
Secom Co. Ltd.	1,700	104,966
Seed Co. Ltd.	1,000	3,790
Sega Sammy Holdings, Inc.	2,200	35,337
Seibu Holdings, Inc.	10,200	107,485
Seika Corp.	900	10,891
Seikitokyu Kogyo Co. Ltd.	2,900	17,375
Seiko Epson Corp.	17,000	240,499
Seiko Holdings Corp.	2,200	46,991
Seino Holdings Co. Ltd.	9,000	72,140
Seiren Co. Ltd.	2,500	37,282
Sekisui Chemical Co. Ltd.	12,900	176,859
Sekisui House Ltd.	16,800	294,930
Sekisui Kasei Co. Ltd.	2,500	7,524
SEMITEC Corp.	300	14,957
Senko Group Holdings Co. Ltd.	8,600	55,716
Senshu Electric Co. Ltd.	600	21,328
Senshu Ikeda Holdings, Inc.	19,500	28,763
Seria Co. Ltd.	3,700	65,783
Seven & i Holdings Co. Ltd.	15,500	601,406
Seven Bank Ltd.	49,200	93,958
SG Holdings Co. Ltd.	8,300	140,352
Sharp Corp.	12,000	92,821
Shibaura Electronics Co. Ltd.	600	22,334
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Shibaura Machine Co. Ltd.	1,400	$ 27,198
Shibaura Mechatronics Corp.	300	21,380
Shibusawa Warehouse Co. Ltd.	700	10,954
Shibuya Corp.	1,300	22,466
†SHIFT, Inc.	500	65,570
Shiga Bank Ltd.	2,900	59,175
Shikibo Ltd.	1,500	9,922
Shikoku Bank Ltd.	2,900	18,055
Shikoku Electric Power Co., Inc.	7,000	40,949
Shima Seiki Manufacturing Ltd.	2,800	43,153
Shimadzu Corp.	3,500	110,934
Shimano, Inc.	1,000	168,457
Shimizu Bank Ltd.	1,100	11,906
Shimizu Corp.	17,800	98,334
Shimojima Co. Ltd.	500	3,541
Shin Nippon Air Technologies Co. Ltd.	1,100	14,911
Shin Nippon Biomedical Laboratories Ltd.	1,500	21,872
Shinagawa Refractories Co. Ltd.	700	18,407
Shindengen Electric Manufacturing Co. Ltd.	800	20,003
Shin-Etsu Chemical Co. Ltd.	5,000	562,055
Shin-Etsu Polymer Co. Ltd.	4,100	35,720
Shinko Electric Industries Co. Ltd.	1,700	43,907
Shinko Shoji Co. Ltd.	2,200	14,297
Shinmaywa Industries Ltd.	5,200	41,399
Shinnihonseiyaku Co. Ltd.	800	9,440
Shinoken Group Co. Ltd.	2,800	20,158
Shinsei Bank Ltd.	1,300	19,590
Shinsho Corp.	700	19,988
Shinwa Co. Ltd.	3,800	30,721
Shionogi & Co. Ltd.	700	35,727
Ship Healthcare Holdings, Inc.	5,000	89,241
Shiseido Co. Ltd.	1,900	76,584
Shizuki Electric Co., Inc.	1,400	5,362
Shizuoka Bank Ltd.	21,700	130,653
Shizuoka Gas Co. Ltd.	4,100	27,490
SHO-BOND Holdings Co. Ltd.	1,200	52,887
Shoei Co. Ltd.	1,800	70,622
Shoei Foods Corp.	600	16,566
Shofu, Inc.	1,000	12,274
Showa Denko KK	14,400	244,926
Showa Sangyo Co. Ltd.	1,500	28,119
SIGMAXYZ Holdings, Inc.	4,000	32,126

LVIP Dimensional International Core Equity Fund–33

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Siix Corp.	2,900	$ 20,336
Sinanen Holdings Co. Ltd.	600	15,077
Sinfonia Technology Co. Ltd.	1,200	11,844
Sinko Industries Ltd.	1,600	19,257
SK-Electronics Co. Ltd.	700	4,742
SKY Perfect JSAT Holdings, Inc.	14,400	57,270
†Skylark Holdings Co. Ltd.	14,500	170,033
†Smaregi, Inc.	400	3,350
SMC Corp.	300	133,542
SMK Corp.	200	3,077
SMS Co. Ltd.	4,400	87,282
Snow Peak, Inc.	2,100	41,847
Soda Nikka Co. Ltd.	2,000	8,456
Sodick Co. Ltd.	4,700	28,202
SoftBank Corp.	34,600	384,148
Softcreate Holdings Corp.	700	19,830
Sohgo Security Services Co. Ltd.	4,000	111,075
Sojitz Corp.	11,720	166,120
Soken Chemical & Engineering Co. Ltd.	1,100	15,876
Solasto Corp.	4,200	22,644
Soliton Systems KK	500	4,410
Sompo Holdings, Inc.	8,500	375,427
Sony Group Corp.	21,800	1,777,937
Sotetsu Holdings, Inc.	2,800	48,410
Space Co. Ltd.	1,300	8,726
Sparx Group Co. Ltd.	4,800	9,382
SPK Corp.	1,000	10,322
S-Pool, Inc.	4,800	40,017
Square Enix Holdings Co. Ltd.	1,300	57,703
SRA Holdings	1,000	20,457
†SRE Holdings Corp.	200	3,370
ST Corp.	1,200	13,345
St. Marc Holdings Co. Ltd.	900	10,497
Stanley Electric Co. Ltd.	7,800	128,051
Star Mica Holdings Co. Ltd.	1,800	22,303
Star Micronics Co. Ltd.	1,700	20,336
Starts Corp., Inc.	3,000	61,521
Starzen Co. Ltd.	800	11,743
St-Care Holding Corp.	3,000	19,354
Stella Chemifa Corp.	1,300	22,948
Strike Co. Ltd.	600	15,130
Studio Alice Co. Ltd.	900	15,818
Subaru Corp.	17,800	314,854
Sugi Holdings Co. Ltd.	2,100	92,245
Sugimoto & Co. Ltd.	800	12,240
SUMCO Corp.	14,400	187,270
Sumida Corp.	2,500	14,719
Suminoe Textile Co. Ltd.	800	9,999
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Bakelite Co. Ltd.	2,500	$ 74,957
Sumitomo Chemical Co. Ltd.	90,600	354,581
Sumitomo Corp.	13,000	176,715
Sumitomo Densetsu Co. Ltd.	1,400	26,775
Sumitomo Electric Industries Ltd.	23,100	255,267
Sumitomo Forestry Co. Ltd.	13,400	190,570
Sumitomo Heavy Industries Ltd.	7,100	157,170
Sumitomo Metal Mining Co. Ltd.	3,600	111,615
Sumitomo Mitsui Construction Co. Ltd.	14,700	49,918
Sumitomo Mitsui Financial Group, Inc.	12,500	371,564
Sumitomo Mitsui Financial Group, Inc. ADR	10,818	63,826
Sumitomo Mitsui Trust Holdings, Inc.	7,400	228,704
Sumitomo Osaka Cement Co. Ltd.	2,900	72,067
Sumitomo Pharma Co. Ltd.	8,300	66,660
Sumitomo Precision Products Co. Ltd.	600	12,810
Sumitomo Realty & Development Co. Ltd.	7,700	203,270
Sumitomo Riko Co. Ltd.	3,300	14,335
Sumitomo Rubber Industries Ltd.	14,200	121,433
Sumitomo Seika Chemicals Co. Ltd.	600	12,777
Sumitomo Warehouse Co. Ltd.	4,300	63,658
Sun Frontier Fudousan Co. Ltd.	2,200	18,083
Suncall Corp.	2,900	13,106
Sundrug Co. Ltd.	4,900	109,582
Suntory Beverage & Food Ltd.	4,700	177,486
Sun-Wa Technos Corp.	1,500	14,265
†SuRaLa Net Co. Ltd.	800	6,137
Suruga Bank Ltd.	13,100	35,543
Suzuken Co. Ltd.	3,800	107,114
Suzuki Co. Ltd.	2,700	15,621
Suzuki Motor Corp.	4,100	128,895
SWCC Showa Holdings Co. Ltd.	1,600	20,139
Sysmex Corp.	2,300	138,783
Systena Corp.	21,100	61,577
Syuppin Co. Ltd.	1,200	12,879
T Hasegawa Co. Ltd.	2,300	46,872

LVIP Dimensional International Core Equity Fund–34

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
T RAD Co. Ltd.	800	$ 15,455
T&D Holdings, Inc.	14,200	169,982
T&K Toka Co. Ltd.	1,200	7,149
Tachibana Eletech Co. Ltd.	800	8,969
Tachi-S Co. Ltd.	2,500	20,179
Tadano Ltd.	7,900	52,090
Taihei Dengyo Kaisha Ltd.	1,000	21,720
Taiheiyo Cement Corp.	9,200	137,079
Taiho Kogyo Co. Ltd.	900	4,438
Taikisha Ltd.	2,100	49,247
†Taiko Pharmaceutical Co. Ltd.	800	3,364
Taisei Corp.	6,600	205,788
Taisei Lamick Co. Ltd.	500	9,673
Taiyo Holdings Co. Ltd.	2,400	50,372
Taiyo Yuden Co. Ltd.	5,300	180,605
Takamatsu Construction Group Co. Ltd.	1,100	16,717
Takamiya Co. Ltd.	2,400	6,946
Takaoka Toko Co. Ltd.	700	8,729
Takara & Co. Ltd.	700	9,471
Takara Bio, Inc.	3,200	45,384
Takara Holdings, Inc.	10,400	77,095
Takara Leben Co. Ltd.	9,900	26,236
Takara Standard Co. Ltd.	2,500	23,011
Takasago International Corp.	1,100	19,789
Takasago Thermal Engineering Co. Ltd.	4,200	49,886
Takashima & Co. Ltd.	400	7,676
Takashimaya Co. Ltd.	12,100	118,409
TAKEBISHI Corp.	800	8,797
Takeda Pharmaceutical Co. Ltd.	54,923	1,542,695
Takeuchi Manufacturing Co. Ltd.	2,700	46,332
Takihyo Co. Ltd.	700	5,042
Takisawa Machine Tool Co. Ltd.	1,000	8,469
Takuma Co. Ltd.	2,700	26,470
Tama Home Co. Ltd.	1,400	25,325
Tamron Co. Ltd.	1,300	24,092
Tamura Corp.	7,000	29,136
Tanseisha Co. Ltd.	2,100	12,633
Taoka Chemical Co. Ltd.	1,000	6,180
Tatsuta Electric Wire & Cable Co. Ltd.	3,600	12,189
Tayca Corp.	1,900	16,882
TBK Co. Ltd.	4,000	9,905
TDC Soft, Inc.	1,000	7,834
TDK Corp.	22,800	704,936
TechMatrix Corp.	2,400	29,828
TechnoPro Holdings, Inc.	6,300	126,467
Teijin Ltd.	14,500	150,967
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Teikoku Electric Manufacturing Co. Ltd.	1,200	$ 14,116
Tekken Corp.	1,100	14,562
Terumo Corp.	3,500	105,879
T-Gaia Corp.	1,500	17,894
THK Co. Ltd.	3,800	71,576
TIS, Inc.	8,000	210,486
TKC Corp.	1,200	29,145
Toa Corp.	3,800	37,660
Toa Oil Co. Ltd.	400	7,261
TOA ROAD Corp.	300	12,699
Tobishima Corp.	2,080	15,658
Tobu Railway Co. Ltd.	3,300	75,328
Tocalo Co. Ltd.	5,800	52,816
Tochigi Bank Ltd.	7,700	14,572
Toda Corp.	17,200	91,056
Toei Animation Co. Ltd.	200	15,966
Toenec Corp.	1,000	25,801
Toho Bank Ltd.	16,500	25,357
Toho Co. Ltd.	1,200	35,673
Toho Gas Co. Ltd.	3,000	72,467
Toho Holdings Co. Ltd.	4,400	68,130
Toho Titanium Co. Ltd.	1,700	27,626
Toho Zinc Co. Ltd.	900	14,202
Tohoku Bank Ltd.	1,100	7,894
Tohoku Electric Power Co., Inc.	16,900	90,711
Tokai Carbon Co. Ltd.	12,400	94,581
Tokai Corp.	2,300	28,245
TOKAI Holdings Corp.	6,700	43,807
Tokai Rika Co. Ltd.	4,500	49,086
Tokai Tokyo Financial Holdings, Inc.	16,100	43,942
Tokio Marine Holdings, Inc.	7,100	414,015
Tokushu Tokai Paper Co. Ltd.	800	18,601
Tokuyama Corp.	5,100	64,880
†Tokyo Base Co. Ltd.	1,700	4,057
†Tokyo Electric Power Co. Holdings, Inc.	35,700	149,341
Tokyo Electron Device Ltd.	500	18,925
Tokyo Electron Ltd.	1,900	620,147
Tokyo Gas Co. Ltd.	6,700	138,851
Tokyo Keiki, Inc.	1,200	11,225
Tokyo Kiraboshi Financial Group, Inc.	2,700	45,099
Tokyo Ohka Kogyo Co. Ltd.	1,000	48,942
Tokyo Rakutenchi Co. Ltd.	300	8,708
Tokyo Rope Manufacturing Co. Ltd.	1,200	8,216
Tokyo Sangyo Co. Ltd.	2,400	12,540
Tokyo Seimitsu Co. Ltd.	2,500	82,406
Tokyo Tatemono Co. Ltd.	13,700	189,000

LVIP Dimensional International Core Equity Fund–35

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tokyotokeiba Co. Ltd.	1,200	$ 34,775
Tokyu Construction Co. Ltd.	6,200	29,041
Tokyu Corp.	7,200	84,985
Tokyu Fudosan Holdings Corp.	37,600	197,868
Toli Corp.	2,800	4,214
Tomato Bank Ltd.	1,400	10,358
Tomen Devices Corp.	300	12,175
Tomoe Engineering Co. Ltd.	1,100	18,709
Tomoku Co. Ltd.	800	8,854
TOMONY Holdings, Inc.	12,900	29,707
Tomy Co. Ltd.	7,200	72,384
Tonami Holdings Co. Ltd.	500	12,972
Topcon Corp.	8,200	107,238
Topre Corp.	2,600	19,110
Topy Industries Ltd.	1,200	12,055
Toray Industries, Inc.	74,200	417,660
Torex Semiconductor Ltd.	900	17,159
Toridoll Holdings Corp.	3,000	51,178
Torishima Pump Manufacturing Co. Ltd.	1,600	15,114
Tosei Corp.	3,100	28,801
Toshiba Corp.	4,800	195,025
Toshiba TEC Corp.	2,000	63,949
Tosoh Corp.	17,900	222,653
Totech Corp.	400	8,770
Totetsu Kogyo Co. Ltd.	1,900	33,936
TOTO Ltd.	2,700	89,401
Tottori Bank Ltd.	600	5,170
Towa Bank Ltd.	3,300	12,562
Towa Corp.	1,400	17,979
Towa Pharmaceutical Co. Ltd.	2,100	38,120
Toyo Construction Co. Ltd.	5,200	34,248
Toyo Denki Seizo KK	800	5,371
†Toyo Engineering Corp.	1,700	8,072
Toyo Gosei Co. Ltd.	200	12,172
Toyo Ink SC Holdings Co. Ltd.	3,300	46,310
Toyo Kanetsu KK	800	15,588
Toyo Machinery & Metal Co. Ltd.	2,400	9,941
Toyo Seikan Group Holdings Ltd.	8,200	86,004
Toyo Suisan Kaisha Ltd.	2,700	105,417
Toyo Tanso Co. Ltd.	1,900	39,673
Toyo Tire Corp.	9,400	117,499
Toyobo Co. Ltd.	6,300	46,580
Toyoda Gosei Co. Ltd.	5,900	93,096
Toyota Boshoku Corp.	5,500	81,701
Toyota Motor Corp.	198,705	3,065,880
Toyota Motor Corp. ADR	551	84,948
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Toyota Tsusho Corp.	8,900	$ 290,165
Trancom Co. Ltd.	600	30,177
Trans Genic, Inc.	3,200	8,846
Transaction Co. Ltd.	1,200	9,943
Transcosmos, Inc.	1,300	33,544
TRE Holdings Corp.	4,216	58,694
Trend Micro, Inc.	3,300	161,441
Tri Chemical Laboratories, Inc.	1,200	19,391
Trusco Nakayama Corp.	2,300	29,163
Tsubaki Nakashima Co. Ltd.	5,600	37,346
Tsubakimoto Chain Co.	2,000	44,823
Tsubakimoto Kogyo Co. Ltd.	400	10,617
Tsugami Corp.	3,600	30,028
†Tsukada Global Holdings, Inc.	1,600	4,110
Tsukishima Kikai Co. Ltd.	1,500	9,638
Tsukuba Bank Ltd.	14,800	21,107
Tsumura & Co.	3,600	80,970
Tsuruha Holdings, Inc.	2,700	146,919
Tsurumi Manufacturing Co. Ltd.	2,400	32,797
Tv Tokyo Holdings Corp.	1,200	17,239
UACJ Corp.	3,200	48,636
UBE Corp.	9,000	133,704
Ubicom Holdings, Inc.	500	8,678
Uchida Yoko Co. Ltd.	700	25,856
Ulvac, Inc.	2,600	88,557
Unicharm Corp.	5,000	167,786
Uniden Holdings Corp.	800	24,134
Union Tool Co.	400	9,509
Unipres Corp.	3,000	17,723
United Super Markets Holdings, Inc.	3,400	26,805
UNITED, Inc.	700	7,996
†Unitika Ltd.	8,100	13,845
†Universal Entertainment Corp.	2,400	25,727
Urbanet Corp. Co. Ltd.	5,600	12,388
Usen-Next Holdings Co. Ltd.	700	10,033
USS Co. Ltd.	5,400	93,593
UT Group Co. Ltd.	1,900	31,512
†UUUM Co. Ltd.	1,300	13,015
†Uzabase, Inc.	800	4,647
V Technology Co. Ltd.	600	12,372
Valor Holdings Co. Ltd.	3,000	40,400
Valqua Ltd.	1,300	24,504
Value HR Co. Ltd.	1,600	16,265
ValueCommerce Co. Ltd.	1,200	27,911
Vector, Inc.	2,500	17,823
Vertex Corp.	2,100	17,728

LVIP Dimensional International Core Equity Fund–36

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Vital KSK Holdings, Inc.	4,200	$ 21,369
VT Holdings Co. Ltd.	7,200	25,563
Wacoal Holdings Corp.	3,600	56,976
Wacom Co. Ltd.	10,800	67,011
Wakachiku Construction Co. Ltd.	1,500	24,615
Wakita & Co. Ltd.	3,800	33,548
Warabeya Nichiyo Holdings Co. Ltd.	1,300	17,002
Watahan & Co. Ltd.	1,000	10,089
Wavelock Holdings Co. Ltd.	1,500	6,972
WDB Holdings Co. Ltd.	1,300	22,005
Weathernews, Inc.	300	14,703
Welbe, Inc.	1,100	5,430
Welcia Holdings Co. Ltd.	5,200	104,543
West Holdings Corp.	2,028	54,380
West Japan Railway Co.	2,600	95,650
Will Group, Inc.	1,900	16,117
WIN-Partners Co. Ltd.	1,200	8,872
Wood One Co. Ltd.	1,400	11,744
Workman Co. Ltd.	1,300	51,077
World Co. Ltd.	1,700	17,143
World Holdings Co. Ltd.	800	13,039
Wowow, Inc.	500	5,550
Xebio Holdings Co. Ltd.	2,000	13,664
Yachiyo Industry Co. Ltd.	1,000	4,694
Yagi & Co. Ltd.	500	4,706
Yahagi Construction Co. Ltd.	1,500	8,349
Yakult Honsha Co. Ltd.	1,500	86,519
YAKUODO Holdings Co. Ltd.	1,100	16,986
YAMABIKO Corp.	2,500	21,125
YAMADA Consulting Group Co. Ltd.	500	4,044
Yamada Holdings Co. Ltd.	50,600	181,965
Yamagata Bank Ltd.	1,900	12,605
Yamaguchi Financial Group, Inc.	18,000	98,862
Yamaha Corp.	1,800	74,205
Yamaha Motor Co. Ltd.	18,700	343,384
Yamaichi Electronics Co. Ltd.	1,500	18,696
YA-MAN Ltd.	2,700	34,443
Yamanashi Chuo Bank Ltd.	2,800	23,481
Yamatane Corp.	900	10,601
Yamato Holdings Co. Ltd.	14,000	224,044
Yamaya Corp.	400	7,440
Yamazaki Baking Co. Ltd.	8,200	100,310
Yamazen Corp.	4,900	35,874
Yaoko Co. Ltd.	1,000	44,903
Yashima Denki Co. Ltd.	1,300	9,437
Yaskawa Electric Corp.	3,300	106,584
Yasunaga Corp.	500	2,653
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Yellow Hat Ltd.	2,500	$ 31,717
Yokogawa Bridge Holdings Corp.	2,700	38,858
Yokogawa Electric Corp.	2,800	46,321
Yokohama Rubber Co. Ltd.	10,400	140,977
Yokorei Co. Ltd.	3,900	25,320
Yokowo Co. Ltd.	1,800	27,665
Yondenko Corp.	1,400	18,264
Yondoshi Holdings, Inc.	1,300	17,387
Yonex Co. Ltd.	1,800	15,172
Yorozu Corp.	1,000	6,532
Yoshinoya Holdings Co. Ltd.	1,900	35,031
Yotai Refractories Co. Ltd.	2,700	27,799
Yuasa Trading Co. Ltd.	1,300	32,138
Yukiguni Maitake Co. Ltd.	1,100	7,304
Yurtec Corp.	3,400	18,471
Yushin Precision Equipment Co. Ltd.	1,300	6,692
Z Holdings Corp.	20,900	60,779
Zenrin Co. Ltd.	1,700	11,575
Zensho Holdings Co. Ltd.	4,369	104,908
Zeon Corp.	9,800	95,066
ZERIA Pharmaceutical Co. Ltd.	1,200	18,996
ZIGExN Co. Ltd.	7,100	16,521
ZOZO, Inc.	2,700	48,850
Zuiko Corp.	2,100	12,445
		97,606,039
Jersey–0.04%
Breedon Group PLC	50,442	34,912
Centamin PLC	111,734	106,823
JTC PLC	1,784	12,866
		154,601
Luxembourg–0.32%
B&S Group Sarl	1,049	5,499
Befesa SA	1,375	67,022
Eurofins Scientific SE	5,290	417,794
Grand City Properties SA	5,669	76,683
†Millicom International Cellular SA SDR	14,084	201,847
†RTL Group SA	2,878	120,549
SES SA	29,477	258,014
Shurgard Self Storage SA	1,261	58,808
Stabilus SE	1,248	61,342
Sword Group	504	19,068
Tenaris SA	1,983	25,470
Tenaris SA ADR	5,614	144,224
		1,456,320

LVIP Dimensional International Core Equity Fund–37

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Macau–0.01%
MECOM Power & Construction Ltd.	39,000	$ 11,774
†Sands China Ltd.	8,800	21,170
		32,944
Malta–0.00%
†Catena Media PLC	2,663	8,381
		8,381
Mexico–0.02%
Fresnillo PLC	10,695	99,908
		99,908
Mongolia–0.00%
†Mongolian Mining Corp.	48,000	14,231
		14,231
Netherlands–3.49%
Aalberts NV	8,083	313,886
ABN AMRO Bank NV	18,680	209,899
†Adyen NV	89	128,439
Aegon NV	91,278	393,230
Akzo Nobel NV	4,549	297,495
†Alfen Beheer BV	625	57,465
AMG Advanced Metallurgical Group NV	862	22,153
Amsterdam Commodities NV	1,224	28,989
APERAM SA	4,318	119,928
Arcadis NV	5,248	175,769
ArcelorMittal SA	22,065	498,669
†Argenx SE ADR	185	70,093
ASM International NV	648	161,227
ASML Holding NV	5,080	2,413,088
ASR Nederland NV	11,420	460,420
†Basic-Fit NV	1,929	72,692
BE Semiconductor Industries NV	4,797	229,221
Beter Bed Holding NV	484	2,081
Boskalis Westminster	6,058	202,946
Brunel International NV	2,398	26,083
Corbion NV	4,563	137,464
Euronext NV	4,404	361,184
ForFarmers NV	2,935	8,176
†Fugro NV	6,283	79,086
Heijmans NV	1,784	19,845
Heineken NV	2,825	257,136
IMCD NV	2,243	306,695
ING Groep NV	39,983	393,897
†Intertrust NV	5,583	111,982
JDE Peet's NV	1,909	54,354
†Just Eat Takeaway.com NV	4,280	67,419
Kendrion NV	1,572	25,756
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Koninklijke Ahold Delhaize NV	57,211	$ 1,489,145
†Koninklijke BAM Groep NV	25,123	59,253
Koninklijke DSM NV	2,305	330,192
Koninklijke KPN NV	213,961	761,301
Koninklijke Philips NV	15,634	336,390
Koninklijke Vopak NV	4,694	118,295
†Lucas Bols NV	970	10,278
Nedap NV	289	18,111
NN Group NV	10,371	469,732
OCI NV	5,378	176,913
Ordina NV	8,314	41,358
PostNL NV	36,028	109,147
†Prosus NV	4,298	278,311
†QIAGEN NV	8,464	399,351
Randstad NV	7,918	382,680
RHI Magnesita NV	2,682	65,320
SBM Offshore NV	11,930	161,576
Signify NV	9,354	308,591
†Sligro Food Group NV	1,675	31,685
Stellantis NV	101,159	1,254,752
TKH Group NV	3,347	126,093
†TomTom NV	3,375	24,885
Universal Music Group NV	7,075	141,755
Van Lanschot Kempen NV	3,092	71,897
Wolters Kluwer NV	8,691	842,314
		15,716,092
New Zealand–0.39%
†a2 Milk Co. Ltd.	10,617	32,639
†Air New Zealand Ltd.	171,126	60,824
Arvida Group Ltd.	27,901	25,763
†Auckland International Airport Ltd.	14,773	66,177
Briscoe Group Ltd.	2,316	7,656
†Channel Infrastructure NZ Ltd.	12,916	9,263
Chorus Ltd.	42,566	191,696
Contact Energy Ltd.	5,851	26,563
EBOS Group Ltd.	4,019	97,777
Fisher & Paykel Healthcare Corp. Ltd.	6,224	77,537
Fletcher Building Ltd.	27,977	87,835
Fonterra Co.-operative Group Ltd.	1,770	3,423
Freightways Ltd.	10,800	61,571
Genesis Energy Ltd.	18,450	30,514
†Gentrack Group Ltd.	3,379	2,955
Hallenstein Glasson Holdings Ltd.	5,127	17,500
Heartland Group Holdings Ltd.	32,545	38,655
Infratil Ltd.	17,562	84,138
KMD Brands Ltd.	50,540	34,636

LVIP Dimensional International Core Equity Fund–38

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
New Zealand (continued)
Mainfreight Ltd.	1,960	$ 85,442
Manawa Energy Ltd.	2,009	7,491
Mercury NZ Ltd.	5,782	20,359
Meridian Energy Ltd.	8,860	25,855
NZX Ltd.	17,754	13,616
Oceania Healthcare Ltd.	42,346	24,539
†Pacific Edge Ltd.	16,563	7,052
PGG Wrightson Ltd.	3,482	9,531
Port of Tauranga Ltd.	6,064	23,518
†Pushpay Holdings Ltd.	36,177	28,570
†Rakon Ltd.	8,646	6,621
Restaurant Brands New Zealand Ltd.	1,312	8,863
Ryman Healthcare Ltd.	7,052	39,152
†Sanford Ltd.	3,824	9,814
Scales Corp. Ltd.	10,942	29,651
Skellerup Holdings Ltd.	11,414	37,704
†SKY Network Television Ltd.	12,192	17,993
†SKYCITY Entertainment Group Ltd.	48,701	88,491
Spark New Zealand Ltd.	40,382	120,853
Steel & Tube Holdings Ltd.	4,332	3,436
Summerset Group Holdings Ltd.	15,263	91,434
†Synlait Milk Ltd.	5,619	10,934
†Tourism Holdings Ltd.	5,195	7,530
TOWER Ltd.	23,715	9,627
Vector Ltd.	4,460	11,614
†Vista Group International Ltd.	10,648	11,282
Warehouse Group Ltd.	6,110	12,898
†Xero Ltd.	744	39,685
		1,760,677
Norway–0.93%
ABG Sundal Collier Holding ASA	35,090	20,983
†Adevinta ASA	2,397	17,647
AF Gruppen ASA	1,402	22,433
†Akastor ASA	6,130	5,184
Aker ASA Class A	331	25,580
Aker BP ASA	2,567	88,903
Aker Solutions ASA	19,413	52,662
†American Shipping Co. ASA	4,751	19,869
†Atea ASA	6,998	72,986
Austevoll Seafood ASA	3,325	39,216
Bakkafrost P	913	58,843
Belships ASA	13,155	26,613
Bonheur ASA	1,345	49,034
Borregaard ASA	4,963	81,125
Bouvet ASA	3,710	22,261
†BW Energy Ltd.	1,795	4,643
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
BW Offshore Ltd.	8,430	$ 22,852
†Crayon Group Holding ASA	2,065	26,475
DNB Bank ASA	12,986	235,093
DNO ASA	52,313	72,617
Elkem ASA	16,062	51,593
Elmera Group ASA	3,635	7,394
Equinor ASA	30,041	1,046,790
Europris ASA	12,413	58,268
†Frontline Ltd.	7,741	69,460
Gjensidige Forsikring ASA	2,569	52,296
Golden Ocean Group Ltd.	8,688	102,736
Grieg Seafood ASA	2,256	32,341
†Hexagon Composites ASA	6,210	17,169
Kid ASA	946	8,046
†Komplett Bank ASA	13,708	8,364
†Kongsberg Automotive ASA	17,069	4,177
Kongsberg Gruppen ASA	3,188	114,657
Leroy Seafood Group ASA	7,631	54,638
Medistim ASA	229	6,568
Mowi ASA	4,887	111,754
MPC Container Ships ASA	13,453	26,835
†NEL ASA	3,806	4,659
†Nordic Semiconductor ASA	1,885	29,760
Norsk Hydro ASA	21,583	121,971
†Norske Skog ASA	2,906	16,315
Norway Royal Salmon ASA	1,034	26,349
†Norwegian Energy Co. ASA	554	19,067
†NRC Group ASA	7,481	14,051
†Odfjell Drilling Ltd.	10,099	23,823
OKEA ASA	5,631	26,568
Orkla ASA	11,494	92,075
†Otello Corp. ASA	3,565	9,239
Pareto Bank ASA	2,045	9,858
†PGS ASA	27,728	18,614
Protector Forsikring ASA	5,139	53,426
Salmar ASA	369	26,124
Sandnes Sparebank	1,014	9,439
†SATS ASA	6,805	9,315
Scatec ASA	5,455	47,440
Schibsted ASA Class A	1,749	31,594
Schibsted ASA Class B	1,750	28,665
†Self Storage Group ASA	3,198	9,773
Selvaag Bolig ASA	3,629	13,098
Sparebank 1 Oestlandet	1,833	21,980
SpareBank 1 Sorost-Norge	3,572	18,930
SpareBank 1 SR-Bank ASA	8,495	92,572
Sparebanken More	1,105	8,337
Stolt-Nielsen Ltd.	1,310	27,760
Storebrand ASA	17,923	128,867
Telenor ASA	8,136	108,723
TGS ASA	7,420	104,178
TOMRA Systems ASA	2,960	55,553
Veidekke ASA	7,146	65,197

LVIP Dimensional International Core Equity Fund–39

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Wallenius Wilhelmsen ASA	6,016	$ 32,666
XXL ASA	9,596	5,791
Yara International ASA	3,300	138,273
		4,188,155
Philippines–0.00%
Del Monte Pacific Ltd.	48,800	13,176
		13,176
Portugal–0.30%
Altri SGPS SA	6,939	46,305
Banco Comercial Portugues SA Class R	549,136	94,874
Corticeira Amorim SGPS SA	735	8,134
CTT-Correios de Portugal SA	4,552	14,890
EDP - Energias de Portugal SA	39,725	185,132
EDP Renovaveis SA	5,723	135,192
Galp Energia SGPS SA	30,984	362,543
†Greenvolt-Energias Renovaveis SA	1,574	12,110
Jeronimo Martins SGPS SA	8,363	181,296
Mota-Engil SGPS SA	7,497	9,602
Navigator Co. SA	16,490	66,284
NOS SGPS SA	20,804	83,631
REN - Redes Energeticas Nacionais SGPS SA	15,882	47,814
Sonae SGPS SA	61,884	75,933
		1,323,740
Singapore–0.97%
AEM Holdings Ltd.	20,400	60,876
†Banyan Tree Holdings Ltd.	48,800	9,131
=†Best World International Ltd.	5,336	5,223
Bukit Sembawang Estates Ltd.	10,600	37,713
BW LPG Ltd.	9,135	67,872
Capitaland Investment Ltd.	6,700	18,441
China Aviation Oil Singapore Corp. Ltd.	34,700	21,863
China Sunsine Chemical Holdings Ltd.	31,000	9,820
Chip Eng Seng Corp. Ltd.	40,600	15,927
City Developments Ltd.	13,800	81,054
ComfortDelGro Corp. Ltd.	87,500	88,212
†COSCO SHIPPING International Singapore Co. Ltd.	91,400	12,282
CSE Global Ltd.	16,400	5,489
DBS Group Holdings Ltd.	27,295	584,042
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Delfi Ltd.	22,000	$ 11,876
DFI Retail Group Holdings Ltd.	16,600	48,687
=†Ezion Holdings Ltd.	288,390	1,681
Far East Orchard Ltd.	21,691	16,700
First Resources Ltd.	41,400	48,665
Food Empire Holdings Ltd.	18,200	6,742
Frasers Property Ltd.	33,300	25,407
Frencken Group Ltd.	21,400	17,128
Fu Yu Corp. Ltd.	30,400	5,799
Genting Singapore Ltd.	145,500	75,463
Geo Energy Resources Ltd.	109,100	28,736
Golden Agri-Resources Ltd.	512,000	92,133
†Golden Energy & Resources Ltd.	47,500	15,369
Great Eastern Holdings Ltd.	2,900	40,919
GuocoLand Ltd.	27,500	31,294
†Halcyon Agri Corp. Ltd.	27,812	4,208
Ho Bee Land Ltd.	12,200	24,338
Hong Fok Corp. Ltd.	19,800	13,762
Hong Leong Asia Ltd.	17,600	9,449
Hotel Grand Central Ltd.	19,945	14,451
Hour Glass Ltd.	11,600	19,383
Hutchison Port Holdings Trust	393,200	92,491
=†Hyflux Ltd.	16,000	0
iFAST Corp. Ltd.	13,100	39,051
Indofood Agri Resources Ltd.	26,500	6,151
Japfa Ltd.	41,800	17,924
Kenon Holdings Ltd.	1,036	41,859
Keppel Corp. Ltd.	33,400	156,032
Keppel Infrastructure Trust	184,616	75,829
=†Midas Holdings Ltd.	143,100	0
†mm2 Asia Ltd.	118,600	4,765
Nanofilm Technologies International Ltd.	9,700	16,281
NetLink NBN Trust	57,100	39,867
Olam Group Ltd.	52,900	57,975
OUE Ltd.	20,900	19,256
Oversea-Chinese Banking Corp. Ltd.	43,513	356,939
Oxley Holdings Ltd.	104,878	12,758
Propnex Ltd.	8,400	9,249
QAF Ltd.	12,400	7,475
Raffles Medical Group Ltd.	63,213	50,968
†SATS Ltd.	11,800	33,107
SBS Transit Ltd.	4,800	9,847
Sembcorp Industries Ltd.	92,600	190,064
†Sembcorp Marine Ltd.	652,500	50,722
Sheng Siong Group Ltd.	38,200	41,796

LVIP Dimensional International Core Equity Fund–40

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
SIIC Environment Holdings Ltd.	68,260	$ 10,563
Sinarmas Land Ltd.	50,600	7,484
†Singapore Airlines Ltd.	35,250	129,525
Singapore Exchange Ltd.	25,600	174,411
Singapore Land Group Ltd.	14,500	26,642
Singapore Technologies Engineering Ltd.	39,700	116,869
Singapore Telecommunications Ltd.	12,100	22,023
Stamford Land Corp. Ltd.	88,540	24,886
StarHub Ltd.	49,400	43,763
Tuan Sing Holdings Ltd.	54,356	14,671
UMS Holdings Ltd.	34,531	27,621
United Overseas Bank Ltd.	17,662	333,673
UOB-Kay Hian Holdings Ltd.	39,419	40,858
UOL Group Ltd.	17,300	91,700
Venture Corp. Ltd.	11,800	141,346
Vicom Ltd.	4,200	6,112
Wilmar International Ltd.	65,100	189,479
Wing Tai Holdings Ltd.	34,200	42,854
		4,345,021
Spain–2.41%
Acciona SA	1,873	345,116
Acerinox SA	15,721	152,643
ACS Actividades de Construccion y Servicios SA	18,314	446,342
Aedas Homes SA	568	12,679
†Aena SME SA	348	44,405
Almirall SA	4,125	45,879
†Amadeus IT Group SA	2,502	140,097
†Amper SA	80,575	17,166
Applus Services SA	8,262	57,144
Atresmedia Corp. de Medios de Comunicacion SA	9,361	32,459
Banco Bilbao Vizcaya Argentaria SA	50,738	230,481
Banco Bilbao Vizcaya Argentaria SA ADR	72,520	327,790
Banco de Sabadell SA	449,904	360,741
Banco Santander SA	260,971	738,395
Bankinter SA	38,338	239,799
CaixaBank SA	129,190	452,430
Cellnex Telecom SA	1,682	65,460
Cia de Distribucion Integral Logista Holdings SA	4,601	90,158
CIE Automotive SA	3,832	95,424
Construcciones y Auxiliar de Ferrocarriles SA	1,158	34,188
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Ebro Foods SA	4,342	$ 73,407
†eDreams ODIGEO SA	3,178	17,306
Elecnor SA	2,740	31,442
Enagas SA	19,988	442,065
Ence Energia y Celulosa SA	6,937	23,821
Endesa SA	12,504	236,543
Ercros SA	10,000	39,554
Faes Farma SA	23,525	95,943
Ferrovial SA	8,354	212,557
Fluidra SA	4,713	95,895
Fomento de Construcciones y Contratas SA	4,430	43,834
Gestamp Automocion SA	15,571	54,367
Global Dominion Access SA	7,450	32,423
†Grifols SA	10,130	192,109
Grupo Catalana Occidente SA	2,582	80,708
Iberdrola SA	82,185	855,661
Iberpapel Gestion SA	881	13,018
†Indra Sistemas SA	10,647	101,961
Industria de Diseno Textil SA	15,125	343,723
Laboratorios Farmaceuticos Rovi SA	1,704	104,362
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	29,773	39,296
Mapfre SA	89,119	157,595
†Mediaset Espana Comunicacion SA	13,229	54,527
†Melia Hotels International SA	5,531	35,304
Miquel y Costas & Miquel SA	1,868	25,590
Naturgy Energy Group SA	1,799	51,983
†Neinor Homes SA	1,873	23,520
†Obrascon Huarte Lain SA	17,936	11,077
†Pharma Mar SA	152	10,747
†Promotora de Informaciones SA Class A	23,606	12,542
Prosegur Cia de Seguridad SA	21,566	38,238
†Realia Business SA	11,794	11,618
Red Electrica Corp. SA	16,123	305,202
Repsol SA	74,506	1,098,367
Sacyr SA	33,566	80,914
†Siemens Gamesa Renewable Energy SA	749	14,122
†Solaria Energia y Medio Ambiente SA	3,927	83,687
†Tecnicas Reunidas SA	591	4,378

LVIP Dimensional International Core Equity Fund–41

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Telefonica SA	252,691	$ 1,290,122
Telefonica SA ADR	24,582	126,106
†Tubacex SA	8,167	19,984
Unicaja Banco SA	109,754	107,710
Vidrala SA	1,199	87,098
Viscofan SA	2,727	150,451
		10,859,673
Sweden–2.82%
AAK AB	2,756	44,969
AcadeMedia AB	8,341	37,164
AddLife AB Class B	4,272	64,426
AddNode Group AB Class B	3,212	26,186
AddTech AB Class B	8,076	105,678
AFRY AB	4,672	64,402
Alfa Laval AB	2,303	55,830
Alimak Group AB	2,560	19,346
Alligo AB Class B	927	9,020
Ambea AB	2,729	12,485
†Annehem Fastigheter AB Class B	2,992	6,589
ArcelorMittal SA	3,727	83,579
†Arise AB	2,577	10,609
Arjo AB Class B	13,896	87,992
Assa Abloy AB Class B	4,869	103,905
Atlas Copco AB Class A	33,780	316,182
Atlas Copco AB Class B	18,676	156,485
Atrium Ljungberg AB Class B	1,884	24,679
†Attendo AB	8,480	18,349
Avanza Bank Holding AB	6,485	109,354
Axfood AB	3,690	106,244
BE Group AB	1,666	16,989
Beijer Alma AB Class B	3,471	57,390
Beijer Electronics Group AB	1,878	9,969
Beijer Ref AB	7,185	98,530
Bergman & Beving AB	2,044	21,437
Besqab AB	861	10,100
†Betsson AB Class B	9,414	56,927
Bilia AB Class A	7,797	112,519
BillerudKorsnas AB	8,553	100,286
BioGaia AB Class B	5,145	52,349
Biotage AB	2,689	47,858
Bjorn Borg AB	2,586	9,113
†Boliden AB	13,548	433,271
Bonava AB Class B	6,842	19,914
Bravida Holding AB	9,016	78,585
Bufab AB	2,273	59,160
Bulten AB	815	5,119
Byggmax Group AB	4,180	21,748
†Careium AB	2,027	2,497
Castellum AB	5,351	68,981
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Catena AB	937	$ 33,911
Cellavision AB	361	11,986
Clas Ohlson AB Class B	3,191	33,085
Cloetta AB Class B	16,221	33,320
Concentric AB	2,269	39,424
Coor Service Management Holding AB	6,389	50,207
Corem Property Group AB Class B	20,233	22,738
Dios Fastigheter AB	3,818	26,630
Dometic Group AB	18,128	106,936
†Doro AB	2,027	3,606
†Duni AB	3,070	24,489
Dustin Group AB	4,792	27,434
Eastnine AB	1,862	15,650
Elanders AB Class B	763	8,945
Electrolux AB Class B	12,670	171,132
Electrolux Professional AB Class B	11,611	62,426
Elekta AB Class B	12,566	87,088
†Eltel AB	11,132	8,640
†Enea AB	1,287	14,641
Epiroc AB Class A	6,054	93,868
Epiroc AB Class B	4,300	58,271
Essity AB Class A	759	19,773
Essity AB Class B	5,999	156,817
Evolution AB	501	45,832
Fabege AB	4,072	38,592
Fagerhult AB	4,249	18,941
†Fastighets AB Balder Class B	7,896	37,827
Fastighets AB Trianon Class B	1,416	3,142
FastPartner AB Class A	1,287	7,466
FastPartner AB Class D	40	226
†Ferronordic AB	578	1,797
GARO AB	1,635	20,872
Getinge AB Class B	3,651	84,617
Granges AB	9,560	71,818
H & M Hennes & Mauritz AB Class B	16,057	192,726
†Haldex AB	3,002	19,275
Heba Fastighets AB Class B	1,368	5,594
Hexagon AB Class B	6,164	64,408
Hexatronic Group AB	10,753	79,959
Hexpol AB	14,926	127,818
HMS Networks AB	1,275	54,504
Holmen AB Class B	1,974	80,408
Hufvudstaden AB Class A	4,780	52,903
†Humana AB	3,911	17,051
Husqvarna AB Class A	1,491	11,384
Husqvarna AB Class B	17,570	129,505
Indutrade AB	7,274	133,464

LVIP Dimensional International Core Equity Fund–42

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Instalco AB	8,466	$ 35,221
Intrum AB	4,424	84,627
Inwido AB	6,076	66,980
†ITAB Shop Concept AB	1,500	1,490
JM AB	3,305	54,921
Kabe Group AB Class B	418	8,217
Karnov Group AB	1,736	10,369
Kindred Group PLC SDR	17,043	141,833
KNOW IT AB	1,633	45,696
Lagercrantz Group AB Class B	11,514	93,624
LeoVegas AB	4,528	26,838
Lifco AB Class B	6,100	98,507
Lime Technologies AB	395	8,687
Lindab International AB	6,964	101,302
Loomis AB	6,231	152,208
Lundin Energy AB	2,834	1,927
=†Lundin Energy MergerCo AB	2,834	115,599
Medicover AB Class B	1,344	17,638
Mekonomen AB	2,222	24,037
†Midsona AB Class B	1,338	2,982
MIPS AB	1,818	79,834
Modern Times Group MTG AB Class B	6,589	53,091
†Momentum Group AB	927	5,437
Munters Group AB	4,974	28,995
Mycronic AB	3,915	55,156
NCAB Group AB	4,292	21,684
NCC AB Class B	4,707	47,509
Nederman Holding AB	1,654	25,003
†Net Insight AB Class B	38,456	13,743
New Wave Group AB Class B	5,098	68,170
Nibe Industrier AB Class B	2,520	18,996
Nobia AB	10,077	27,133
Nokian Renkaat Oyj	8,214	90,597
Nolato AB Class B	16,770	90,410
Nordic Waterproofing Holding AB	2,580	35,413
†Note AB	1,549	29,437
Nyfosa AB	5,432	40,767
†OEM International AB Class B	3,426	21,931
†Ovzon AB	1,833	8,001
Peab AB Class B	14,960	87,736
Platzer Fastigheter Holding AB Class B	1,510	9,799
Pricer AB Class B	7,903	11,936
Proact IT Group AB	2,340	15,617
Probi AB	234	5,536
Ratos AB Class B	17,331	73,969
†RaySearch Laboratories AB	882	4,690
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Rejlers AB	587	$ 7,157
Resurs Holding AB	8,813	17,531
Rottneros AB	7,980	9,330
Saab AB Class B	3,204	132,493
Sagax AB Class B	2,136	39,601
Samhallsbyggnadsbolaget i Norden AB	23,162	38,714
Samhallsbyggnadsbolaget i Norden AB Class D	8,533	13,030
Sandvik AB	24,278	395,661
†Scandi Standard AB	5,314	19,035
†Scandic Hotels Group AB	8,740	33,922
†Sdiptech AB Class B	422	9,782
†Sectra AB Class B	8,550	114,959
Securitas AB Class B	19,209	166,078
Semcon AB	1,825	20,095
†Sinch AB	4,060	13,262
Skandinaviska Enskilda Banken AB Class A	17,046	167,934
Skanska AB Class B	14,093	216,828
SKF AB Class A	1,577	27,286
SKF AB Class B	19,906	295,331
SkiStar AB	2,334	31,661
†Solid Forsakring AB	881	3,438
SSAB AB Class A	13,409	58,846
SSAB AB Class B	42,085	175,070
†Stendorren Fastigheter AB	358	5,445
Svenska Cellulosa AB SCA Class A	1,121	16,754
Svenska Cellulosa AB SCA Class B	10,906	163,863
Svenska Handelsbanken AB Class A	19,294	165,618
Sweco AB Class B	6,900	71,914
Swedbank AB Class A	9,886	125,380
Swedish Match AB	19,080	194,665
†Swedish Orphan Biovitrum AB	5,057	109,839
Systemair AB	5,564	27,111
Tele2 AB Class B	25,108	286,303
Telefonaktiebolaget LM Ericsson Class A	2,154	17,477
Telefonaktiebolaget LM Ericsson Class B	72,682	542,863
Telia Co. AB	94,005	360,801
Thule Group AB	3,991	98,729
Trelleborg AB Class B	6,807	137,723
Troax Group AB	3,047	52,950
VBG Group AB Class B	1,159	13,330
†Viaplay Group AB Class B	1,967	40,404
Vitec Software Group AB Class B	644	27,922
Volati AB	837	10,442
Volvo AB Class A	9,281	150,303

LVIP Dimensional International Core Equity Fund–43

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Volvo AB Class B	48,270	$ 751,051
Wallenstam AB Class B	5,164	22,590
Wihlborgs Fastigheter AB	9,872	69,060
		12,690,235
Switzerland–8.36%
ABB Ltd.	51,167	1,372,205
†Adecco Group AG	11,294	384,954
Alcon, Inc.	12,774	893,817
Allreal Holding AG	1,177	194,757
ALSO Holding AG	544	107,298
†ams-OSRAM AG	20,315	183,790
APG SGA SA	98	18,094
Arbonia AG	5,155	68,629
†Aryzta AG	71,951	79,860
Ascom Holding AG	1,382	9,728
Autoneum Holding AG	251	23,830
Bachem Holding AG Class B	835	58,200
Baloise Holding AG	3,294	539,206
Banque Cantonale de Geneve	199	36,062
Banque Cantonale Vaudoise	2,070	162,677
Barry Callebaut AG	216	483,282
Bell Food Group AG	177	46,800
Bellevue Group AG	933	31,611
Berner Kantonalbank AG	349	78,965
BKW AG	751	78,571
Bobst Group SA	566	36,426
Bossard Holding AG Class A	510	98,952
Bucher Industries AG	517	180,457
Burckhardt Compression Holding AG	183	76,996
Burkhalter Holding AG	316	24,892
Bystronic AG	97	70,757
Calida Holding AG	290	12,389
Carlo Gavazzi Holding AG	46	13,942
Cembra Money Bank AG	2,367	169,668
Chocoladefabriken Lindt & Spruengli AG	2	209,710
†Cicor Technologies Ltd.	245	11,728
Cie Financiere Richemont SA Class A	6,853	737,130
Cie Financiere Tradition SA	107	11,769
†Clariant AG	31,550	601,604
Coca-Cola HBC AG	4,962	110,562
Coltene Holding AG	332	28,631
Comet Holding AG	259	40,837
Credit Suisse Group AG	22,997	131,263
†Credit Suisse Group AG ADR	29,550	167,548
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Daetwyler Holding AG	538	$ 111,280
DKSH Holding AG	2,900	239,956
dormakaba Holding AG	215	93,832
†Dufry AG	5,756	186,782
EFG International AG	9,157	67,423
Emmi AG	169	165,035
EMS-Chemie Holding AG	88	65,675
Energiedienst Holding AG	556	23,274
†Evolva Holding SA	58,889	5,490
Feintool International Holding AG	837	16,469
Fenix Outdoor International AG	263	22,758
†Flughafen Zurich AG	1,495	226,529
Forbo Holding AG	74	98,880
Galenica AG	3,768	289,859
†GAM Holding AG	14,490	11,991
Geberit AG	932	448,388
Georg Fischer AG	6,060	299,295
Givaudan SA	199	701,417
†Glencore PLC	302,170	1,636,684
Gurit Holding AG Class BR	240	25,619
Helvetia Holding AG	2,865	336,475
†HOCHDORF Holding AG	78	3,048
Holcim AG	13,361	573,047
Huber & Suhner AG	1,300	103,694
Hypothekarbank Lenzburg AG	7	29,770
†Implenia AG	1,019	23,368
†Ina Invest Holding AG	203	4,051
Inficon Holding AG	109	85,938
Interroll Holding AG	41	92,075
Intershop Holding AG	54	34,901
Investis Holding SA	307	32,965
Julius Baer Group Ltd.	13,400	621,627
†Jungfraubahn Holding AG	291	39,017
Kardex Holding AG	617	102,879
Komax Holding AG	254	62,397
Kudelski SA	1,531	4,022
Kuehne & Nagel International AG	1,470	349,276
Landis & Gyr Group AG	1,668	87,539
LEM Holding SA	36	68,783
Liechtensteinische Landesbank AG	961	52,849
Logitech International SA	11,432	595,358
Lonza Group AG	500	267,069
Luzerner Kantonalbank AG	284	123,459
Medacta Group SA	345	32,923
†Medartis Holding AG	40	3,683
Medmix AG	1,270	28,079
Metall Zug AG Class B	22	44,016
Mobilezone Holding AG	2,635	46,061

LVIP Dimensional International Core Equity Fund–44

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Mobimo Holding AG	595	$ 144,788
†Molecular Partners AG	2,353	16,243
Nestle SA	28,538	3,335,312
Novartis AG	21,379	1,812,524
Novartis AG ADR	17,595	1,487,305
Novavest Real Estate AG	237	10,725
OC Oerlikon Corp. AG	14,129	98,644
†Orascom Development Holding AG	824	6,301
Orior AG	492	41,200
Partners Group Holding AG	461	416,328
Peach Property Group AG	389	14,404
Phoenix Mecano AG	34	12,821
Plazza AG Class A	93	31,803
PSP Swiss Property AG	2,046	227,789
Rieter Holding AG	353	40,855
Roche Holding AG	10,477	3,524,118
Romande Energie Holding SA	25	30,639
Schaffner Holding AG	33	10,025
Schindler Holding AG	914	164,610
Schweiter Technologies AG	88	83,440
†Sensirion Holding AG	472	47,944
SFS Group AG	1,485	150,675
SGS SA	151	346,346
Siegfried Holding AG	333	213,261
†Siemens Energy AG	15,514	228,651
SIG Group AG	20,400	450,473
Sika AG	1,597	368,647
Softwareone Holding AG	2,648	31,743
Sonova Holding AG	1,269	405,549
St Galler Kantonalbank AG	243	111,808
STMicroelectronics NV	14,018	443,320
Straumann Holding AG	2,220	267,435
Sulzer AG	1,270	79,161
Swatch Group AG	3,902	437,630
Swiss Life Holding AG	1,428	697,103
†Swiss Prime Site AG	5,751	505,306
Swiss Re AG	6,649	516,082
†Swiss Steel Holding AG	99,178	24,726
Swisscom AG	1,723	953,027
Swissquote Group Holding SA	868	88,531
Tecan Group AG	329	95,801
Temenos AG	2,955	252,889
TX Group AG	202	24,375
†u-blox Holding AG	564	57,258
UBS Group AG	37,275	603,895
Valiant Holding AG	1,122	98,709
Valora Holding AG	314	54,386
VAT Group AG	1,234	295,119
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Vaudoise Assurances Holding SA	70	$ 29,816
Vetropack Holding AG	950	39,354
†Vifor Pharma AG	3,686	639,012
Vontobel Holding AG	2,352	165,261
VP Bank AG Class A	349	32,829
VZ Holding AG	1,034	75,111
†V-ZUG Holding AG	220	20,509
Walliser Kantonalbank	94	10,880
Warteck Invest AG	8	18,268
†Ypsomed Holding AG	215	29,205
Zehnder Group AG	646	38,236
Zug Estates Holding AG Class B	24	50,029
Zuger Kantonalbank AG	9	67,372
Zurich Insurance Group AG	1,975	861,245
		37,609,453
Taiwan–0.00%
†FIT Hon Teng Ltd.	30,000	4,095
		4,095
United Arab Emirates–0.00%
†Borr Drilling Ltd.	2,631	12,129
=†NMC Health PLC	2,337	0
		12,129
United Kingdom–12.38%
4imprint Group PLC	1,552	43,831
888 Holdings PLC	14,760	30,113
Admiral Group PLC	5,705	156,204
AG Barr PLC	6,257	39,525
Airtel Africa PLC	62,037	103,060
AJ Bell PLC	12,191	39,770
Alfa Financial Software Holdings PLC	4,940	9,020
Alliance Pharma PLC	27,699	38,506
†Allied Minds PLC	501	114
Anglo American PLC	35,336	1,263,211
Anglo-Eastern Plantations PLC	1,229	12,058
†Ascential PLC	18,868	59,523
Ashmore Group PLC	20,103	54,381
Ashtead Group PLC	8,818	370,960
†ASOS PLC	2,441	25,017
Associated British Foods PLC	9,475	182,826
†Aston Martin Lagonda Global Holdings PLC	1,497	8,084
AstraZeneca PLC	251	33,112
AstraZeneca PLC ADR	10,153	670,809
Auto Trader Group PLC	37,174	251,763
AVEVA Group PLC	1,879	51,583

LVIP Dimensional International Core Equity Fund–45

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Aviva PLC	70,423	$ 344,950
Avon Rubber PLC	1,962	23,489
B&M European Value Retail SA	48,122	215,359
†Babcock International Group PLC	42,799	161,568
BAE Systems PLC	91,011	921,395
Bakkavor Group PLC	16,224	18,407
Balfour Beatty PLC	49,129	152,024
Bank of Georgia Group PLC	3,870	61,525
Barclays PLC	189,947	355,193
Barclays PLC ADR	15,733	119,571
Barratt Developments PLC	41,938	234,587
Beazley PLC	36,886	224,910
Begbies Traynor Group PLC	6,705	11,606
Bellway PLC	7,394	194,406
Berkeley Group Holdings PLC	6,168	280,425
Biffa PLC	22,254	101,533
Bloomsbury Publishing PLC	5,977	27,784
Bodycote PLC	13,509	86,930
†boohoo Group PLC	35,966	24,216
BP PLC	271,037	1,272,653
BP PLC ADR	11,870	336,515
Braemar Shipping Services PLC	3,535	10,758
†Brewin Dolphin Holdings PLC	18,204	113,458
British American Tobacco PLC	24,554	1,052,489
Britvic PLC	20,631	204,500
BT Group PLC	477,604	1,085,478
Bunzl PLC	7,862	261,103
Burberry Group PLC	9,821	197,024
Bytes Technology Group PLC	13,619	69,303
Camellia PLC	76	5,690
†Capita PLC	105,348	32,733
†Capricorn Energy PLC	47,847	127,195
†Card Factory PLC	28,435	15,974
†CareTech Holdings PLC	3,842	34,539
†Carnival PLC	1,149	8,860
†Carnival PLC ADR	2,117	16,724
Carr's Group PLC	4,050	6,780
†Cazoo Group Ltd.	3,109	2,238
Central Asia Metals PLC	13,232	35,678
†Centrica PLC	499,827	488,100
Chemring Group PLC	20,014	76,968
Chesnara PLC	13,328	45,582
Clarkson PLC	579	21,139
Close Brothers Group PLC	10,605	133,311
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
CLS Holdings PLC	4,816	$ 11,859
CMC Markets PLC	11,645	38,841
Coats Group PLC	84,286	64,026
Coca-Cola Europacific Partners PLC	5,883	301,256
Compass Group PLC	15,747	323,308
Computacenter PLC	6,315	180,844
ContourGlobal PLC	12,883	39,608
ConvaTec Group PLC	44,543	122,091
†Costain Group PLC	7,704	3,238
†Countryside Partnerships PLC	15,432	46,784
Cranswick PLC	2,919	109,311
Crest Nicholson Holdings PLC	18,290	54,538
Croda International PLC	3,007	237,679
Currys PLC	84,982	70,650
CVS Group PLC	3,138	63,433
†De La Rue PLC	5,613	5,373
Dechra Pharmaceuticals PLC	1,809	76,277
Devro PLC	15,625	35,106
DFS Furniture PLC	17,021	32,325
Diageo PLC	3,922	169,402
Diageo PLC ADR	3,790	659,915
†Dignity PLC	2,479	12,202
Diploma PLC	5,621	153,086
Direct Line Insurance Group PLC	85,734	263,155
DiscoverIE Group PLC	4,227	31,855
Diversified Energy Co. PLC	15,850	21,563
Domino's Pizza Group PLC	23,734	80,665
dotdigital group plc	7,254	6,146
Drax Group PLC	28,797	226,042
DS Smith PLC	92,410	312,976
Dunelm Group PLC	9,635	96,207
DWF Group plc	15,197	16,760
†easyJet PLC	10,076	45,258
†Elementis PLC	50,751	60,794
EMIS Group PLC	3,771	85,566
Endeavour Mining PLC	14,556	301,139
†Energean PLC	3,643	48,737
†EnQuest PLC	228,058	65,705
Epwin Group PLC	9,797	9,481
†Ergomed PLC	553	6,842
†Esken Ltd.	7,351	841
Essentra PLC	15,514	47,024
Euromoney Institutional Investor PLC	5,489	89,941
=†πEvraz PLC	20,000	0
Experian PLC	15,943	468,099
FDM Group Holdings PLC	5,430	56,797
Ferrexpo PLC	25,210	40,212
Fevertree Drinks PLC	3,109	46,296

LVIP Dimensional International Core Equity Fund–46

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Firstgroup PLC	55,434	$ 86,247
†FLEX LNG Ltd.	2,019	56,500
Forterra PLC	15,583	50,743
Foxtons Group PLC	7,206	2,882
†Frasers Group PLC	16,643	135,417
†Frontier Developments PLC	992	16,526
Fuller Smith & Turner PLC Class A	2,606	19,097
Future PLC	1,344	28,441
Galliford Try Holdings PLC	7,192	14,957
Games Workshop Group PLC	2,160	175,848
Gamma Communications PLC	4,520	59,215
GB Group PLC	1,366	6,661
Gem Diamonds Ltd.	5,209	2,600
Genel Energy Plc	15,768	26,873
Genuit Group PLC	10,895	50,883
Genus PLC	728	22,226
†Georgia Capital PLC	2,757	20,338
†Go-Ahead Group PLC	4,885	94,382
Gooch & Housego PLC	1,112	12,122
Goodwin PLC	290	8,825
Grainger PLC	49,142	168,215
†Greencore Group PLC	40,405	48,841
Greggs PLC	10,010	221,658
GSK PLC	22,752	490,342
GSK PLC ADR	25,756	1,121,159
Gulf Keystone Petroleum Ltd.	21,757	68,837
†Gym Group PLC	10,516	24,348
H&T Group PLC	1,906	7,425
Halfords Group PLC	18,444	32,193
Halma PLC	6,182	151,781
Harbour Energy PLC	18,291	81,256
Hargreaves Lansdown PLC	8,228	79,387
Harworth Group PLC	15,020	27,011
Hays PLC	93,860	128,361
Headlam Group PLC	2,792	10,151
Helical PLC	8,670	39,525
†Helios Towers PLC	30,044	44,398
Henry Boot PLC	9,398	33,177
Hikma Pharmaceuticals PLC	10,964	216,326
Hill & Smith Holdings PLC	3,711	52,288
Hilton Food Group PLC	5,422	67,548
Hiscox Ltd.	14,388	165,057
Hochschild Mining PLC	22,075	25,973
Hollywood Bowl Group PLC	7,810	19,775
†HomeServe PLC	22,425	319,932
Howden Joinery Group PLC	43,923	323,776
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
HSBC Holdings PLC ADR	43,094	$ 1,407,881
HSBC Holdings PLC (London Shares)	30,517	199,353
Hunting PLC	13,315	35,010
†Hyve Group PLC	1,393	1,254
Ibstock PLC	28,431	57,280
IMI PLC	22,679	325,278
Impax Asset Management Group PLC	2,656	19,495
Imperial Brands PLC	43,438	972,478
Inchcape PLC	32,613	277,146
†Indivior PLC	58,090	218,994
†Informa PLC	29,384	189,839
IntegraFin Holdings PLC	14,064	38,657
InterContinental Hotels Group PLC ADR	3,029	163,717
†International Consolidated Airlines Group SA	7,894	10,384
Intertek Group PLC	3,801	195,370
Investec PLC	51,086	278,182
iomart Group PLC	7,195	15,187
†IQE PLC	30,765	12,864
ITV PLC	154,197	123,136
†IWG PLC	61,700	141,271
†J D Wetherspoon PLC	4,879	37,113
J Sainsbury PLC	103,391	257,305
†James Fisher & Sons PLC	3,307	11,766
James Halstead PLC	7,488	18,504
JD Sports Fashion PLC	109,883	154,827
†JET2 PLC	4,940	54,551
†John Menzies PLC	6,643	48,277
†John Wood Group PLC	59,570	113,123
Johnson Matthey PLC	10,370	244,531
†Johnson Service Group PLC	23,518	28,510
Jupiter Fund Management PLC	34,225	61,556
Just Group PLC	95,906	83,492
Kainos Group PLC	7,314	99,295
Keller Group PLC	6,436	56,759
†Kier Group PLC	20,024	16,532
†Kin & Carta PLC	6,598	14,139
Kingfisher PLC	102,055	304,990
†Lamprell PLC	12,474	1,321
Lancashire Holdings Ltd.	17,047	83,779
Legal & General Group PLC	131,037	383,096
†Liberty Global PLC Class A	1,294	27,239
†Liberty Global PLC Class C	3,168	69,981
Liontrust Asset Management PLC	1,626	18,098
Lloyds Banking Group PLC	725,888	373,474
Lloyds Banking Group PLC ADR	169,630	346,045

LVIP Dimensional International Core Equity Fund–47

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
London Stock Exchange Group PLC	2,546	$ 237,571
Lookers PLC	29,788	27,014
LSL Property Services PLC	6,396	26,083
Luceco PLC	14,452	18,078
Macfarlane Group PLC	14,596	20,344
Man Group PLC	128,131	391,150
†Marks & Spencer Group PLC	140,962	233,861
Marshalls PLC	11,365	62,071
†Marston's PLC	45,699	28,649
†McBride PLC	15,062	2,842
Mears Group PLC	12,639	29,079
†Mediclinic International PLC	36,094	201,990
†Meggitt PLC	25,843	248,404
Melrose Industries PLC	137,859	252,868
†Metro Bank PLC	6,365	5,982
Micro Focus International PLC	22,430	76,325
Micro Focus International PLC ADR	2,621	8,833
Midwich Group PLC	1,736	12,405
†Mitchells & Butlers PLC	24,688	55,675
Mitie Group PLC	80,923	55,587
MJ Gleeson PLC	2,085	13,046
Mondi PLC	20,194	358,447
Moneysupermarket.com Group PLC	35,323	74,777
Morgan Advanced Materials PLC	24,596	82,337
Morgan Sindall Group PLC	3,198	70,921
Mortgage Advice Bureau Holdings Ltd.	3,472	38,038
†Motorpoint group PLC	3,394	8,090
†N Brown Group PLC	7,054	2,035
†National Express Group PLC	43,564	103,444
National Grid PLC	6,001	77,118
National Grid PLC ADR	5,177	334,900
NatWest Group PLC	53,246	141,728
NatWest Group PLC ADR	23,083	125,802
NCC Group PLC	15,754	35,916
Next Fifteen Communications Group PLC	3,424	37,429
Next PLC	3,069	219,250
Nichols PLC	578	7,845
Norcros PLC	5,059	14,340
Numis Corp. PLC	6,867	20,998
†Ocado Group PLC	2,911	27,750
†Odfjell Technology Ltd.	1,683	3,486
†On the Beach Group PLC	10,599	18,421
†Oxford Biomedica PLC	561	3,100
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Oxford Instruments PLC	3,404	$ 82,823
Pagegroup PLC	30,187	147,856
Pan African Resources PLC	117,245	29,845
PayPoint PLC	4,583	31,445
Pearson PLC	32,854	300,860
Pearson PLC ADR	4,102	37,820
†Pendragon PLC	139,742	35,892
Pennon Group PLC	11,040	128,463
Persimmon PLC	13,546	308,197
†Petrofac Ltd.	31,142	42,496
Pets at Home Group PLC	41,674	156,860
†Pharos Energy PLC	14,884	3,968
Phoenix Group Holdings PLC	29,056	209,335
Photo-Me International PLC	14,970	13,995
†Playtech PLC	19,897	131,626
Polar Capital Holdings PLC	4,376	27,052
Porvair PLC	1,608	10,609
†PPHE Hotel Group Ltd.	770	13,877
Premier Foods PLC	53,193	73,040
Prudential PLC	13,731	170,803
Prudential PLC ADR	1,713	43,013
PZ Cussons PLC	17,088	41,066
QinetiQ Group PLC	33,003	147,605
†Rank Group PLC	8,180	8,524
Reach PLC	25,344	30,944
Reckitt Benckiser Group PLC	7,315	550,178
Redde Northgate PLC	22,698	93,238
Redrow PLC	25,611	152,906
RELX PLC	8,237	223,179
RELX PLC ADR	13,938	375,490
Renew Holdings PLC	2,294	17,883
†Renewi PLC	5,538	48,740
Renishaw PLC	1,586	69,072
Rentokil Initial PLC	53,152	308,120
†Restaurant Group PLC	41,294	22,506
Ricardo PLC	2,769	12,160
Rightmove PLC	31,153	215,885
Rio Tinto PLC	12,483	746,316
Rio Tinto PLC ADR	27,290	1,664,690
Robert Walters PLC	3,858	22,073
†Rolls-Royce Holdings PLC	140,122	142,597
Rotork PLC	43,440	127,610
Royal Mail PLC	77,199	255,024
RPS Group PLC	21,381	27,003
RS GROUP PLC	32,972	350,696
RWS Holdings PLC	5,347	22,567
Sabre Insurance Group PLC	12,837	32,112
†Saga PLC	13,212	28,644

LVIP Dimensional International Core Equity Fund–48

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Sage Group PLC	15,240	$ 118,015
†Savannah Energy PLC	28,585	12,179
Savills PLC	12,100	149,195
Schroders PLC	3,047	99,537
Schroders PLC Non-Voting Shares	950	25,838
†Senior PLC	33,287	46,922
Serco Group PLC	95,919	203,439
Serica Energy PLC	6,735	23,339
Severfield PLC	10,593	7,995
Severn Trent PLC	5,742	190,635
Shell PLC	58,563	1,525,143
Shell PLC ADR	43,783	2,289,413
†SIG PLC	58,377	21,203
Smart Metering Systems PLC	5,485	54,716
Smith & Nephew PLC	6,895	96,425
Smith & Nephew PLC ADR	4,307	120,251
Smiths Group PLC	16,898	288,971
Softcat PLC	8,387	135,007
Spectris PLC	3,913	129,636
Speedy Hire PLC	45,398	24,060
Spirax-Sarco Engineering PLC	1,851	223,247
†Spire Healthcare Group PLC	26,170	74,835
Spirent Communications PLC	35,761	107,432
SSE PLC	29,492	582,034
†SSP Group PLC	26,374	74,873
St. James's Place PLC	14,805	199,206
†Staffline Group PLC	10,355	5,893
Standard Chartered PLC	53,338	402,669
SThree PLC	11,172	48,364
=†Studio Retail Group PLC	3,000	3,150
STV Group PLC	2,471	8,964
Subsea 7 SA	10,721	85,629
†Superdry PLC	2,865	4,708
Synthomer PLC	23,821	65,345
Tate & Lyle PLC	31,137	285,343
Tatton Asset Management PLC	5,219	24,142
Taylor Wimpey PLC	162,945	232,105
†Ted Baker PLC	3,155	2,927
Telecom Plus PLC	4,932	117,639
Tesco PLC	114,717	357,527
TI Fluid Systems PLC	8,152	15,060
Topps Tiles PLC	15,052	7,146
†TORM PLC Class A	3,804	51,434
TP ICAP Group PLC	56,555	77,312
TT Electronics PLC	12,612	26,999
†Tullow Oil PLC	46,296	26,551
Tyman PLC	15,851	45,973
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Ultra Electronics Holdings PLC	3,056	$ 128,798
Unilever PLC	7,977	362,379
Unilever PLC ADR	26,314	1,205,971
United Utilities Group PLC	13,466	167,628
Vertu Motors PLC	36,292	23,979
Vesuvius PLC	12,213	45,195
Victrex PLC	4,142	90,321
VIDENDUM PLC	2,446	39,271
Virgin Money U.K. PLC	101,303	162,320
Vistry Group PLC	18,196	185,332
Vivo Energy PLC	7,163	12,731
Vodafone Group PLC	678,643	1,055,216
Vodafone Group PLC ADR	26,464	412,309
Volex PLC	4,222	12,358
Volution Group PLC	3,468	14,160
Vp PLC	1,013	10,519
†Watches of Switzerland Group PLC	16,194	153,462
Watkin Jones PLC	10,791	28,994
Weir Group PLC	9,625	160,418
†WH Smith PLC	8,574	147,382
Whitbread PLC	9,632	292,087
Wincanton PLC	9,853	41,813
WPP PLC	22,841	230,723
WPP PLC ADR	421	21,298
†Xaar PLC	886	1,974
XP Power Ltd.	694	24,135
Young & Co.'s Brewery PLC Class A	2,151	29,730
Zotefoams PLC	3,613	11,970
		55,689,626
United States–0.10%
Arko Corp.	2,139	17,454
†Frontage Holdings Corp.	64,000	25,599
†GXO Logistics, Inc.	104	4,500
Jackson Financial, Inc. Class A	428	11,449
Primo Water Corp.	11,595	155,009
†REC Silicon ASA	10,625	16,674
Waste Connections, Inc.	1,854	229,822
		460,507
Total Common Stock (Cost $443,261,484)		443,756,880
PREFERRED STOCKS–0.47%
Germany–0.47%
Bayerische Motoren Werke AG 8.61%	1,765	125,889
Draegerwerk AG & Co. KGaA 0.38%	847	44,264
Fuchs Petrolub SE 3.23%	4,348	121,643

LVIP Dimensional International Core Equity Fund–49

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
Germany (continued)
Henkel AG & Co. KGaA 3.11%	2,733	$ 169,120
Jungheinrich AG 3.28%	4,759	104,414
Porsche Automobil Holding SE 2.74%	3,588	238,641
Sartorius AG 0.38%	449	157,585
Schaeffler AG 9.17%	9,333	53,044
Sixt SE 6.24%	1,325	83,164
STO SE & Co. KGaA 3.63%	210	30,841
Villeroy & Boch AG 5.81%	830	15,091
Volkswagen AG 3.27%	7,239	974,657
Total Preferred Stocks (Cost $2,672,909)		2,118,353
RIGHTS–0.00%
Australia–0.00%
=†BWX Ltd.	279	8
		8
Italy–0.00%
†Saipem SpA	538	711
		711
Portugal–0.00%
=†Greenvolt-Energias Renovaveis SA	1,574	418
		418
Spain–0.00%
†Fomento de Construcciones y Contratas SA	4,430	1,592
		1,592
Total Rights (Cost $132,535)		2,729
	Number of Shares	Value (U.S. $)
WARRANTS–0.00%
Australia–0.00%
=†Decmil Group Ltd. exp 9/15/22 exercise price AUD 1.0000	1,097	$ 0
		0
Italy–0.00%
=†Webuild SpA exp 8/02/30 exercise price EUR 1.0000	746	0
		0
Macau–0.00%
†MECOM Power & Construction Ltd. exp exercise price HKD 1.0000	2,600	101
		101
Singapore–0.00%
=†Ezion Holdings Ltd. exp 4/16/23 exercise price SGD 0.2763	26,754	0
		0
Total Warrants (Cost $0)		101

MONEY MARKET FUND–0.25%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 1.43%)	1,125,579	1,125,579
Total Money Market Fund (Cost $1,125,579)		1,125,579

TOTAL INVESTMENTS–99.36% (Cost $447,192,507)	447,003,642
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.64%	2,884,507
NET ASSETS APPLICABLE TO 42,849,427 SHARES OUTSTANDING–100.00%	$449,888,149
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND STANDARD CLASS ($332,291,561 / 31,624,832 Shares)	$10.507
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND SERVICE CLASS ($117,596,588 / 11,224,595 Shares)	$10.477
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$465,183,651
Distributable earnings/(accumulated loss)	(15,295,502)
TOTAL NET ASSETS	$449,888,149

LVIP Dimensional International Core Equity Fund–50

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2022, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Evraz PLC	5/7/2015	$63,743	$ 0
Raven Property Group Ltd.	7/26/2005	11,879	0
Total		$75,622	$—

★ Includes $56,177 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $640,693 payable for securities purchased, $47,823 payable for fund shares redeemed, $77,515 other accrued expenses payable and $263,176 due to manager and affiliates as of June 30, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
EUR–Euro
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LNG–Liquefied Natural Gas
SDR–Swedish Depositary Receipt
SGD–Singapore Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund–51

LVIP Dimensional International Core Equity Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 11,856,103
Foreign taxes withheld	(1,159,629)
10,696,474
EXPENSES:
Management fees	1,468,175
Distribution fees-Service Class	164,291
Pricing fees	120,949
Professional fees	89,346
Shareholder servicing fees	73,409
Custodian fees	66,808
Accounting and administration expenses	56,213
Trustees’ fees and expenses	7,806
Reports and statements to shareholders	4,532
Consulting fees	1,318
Other	7,158
2,060,005
Less:
Expenses reimbursed	(326,286)
Total operating expenses	1,733,719
NET INVESTMENT INCOME	8,962,755
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	7,834,795
Foreign currencies	(244,230)
Net realized gain	7,590,565
Net change in unrealized appreciation (depreciation) of:
Investments	(113,764,456)
Foreign currencies	(76,207)
Net change in unrealized appreciation (depreciation)	(113,840,663)
NET REALIZED AND UNREALIZED LOSS	(106,250,098)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (97,287,343)
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 8,962,755	$ 11,155,616
Net realized gain	7,590,565	7,294,613
Net change in unrealized appreciation (depreciation)	(113,840,663)	43,873,276
Net increase (decrease) in net assets resulting from operations	(97,287,343)	62,323,505
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(9,120,704)
Service Class	—	(2,790,536)
	—	(11,911,240)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	24,091,833	33,789,007
Service Class	15,462,661	29,793,688
Reinvestment of dividends and distributions:
Standard Class	—	9,120,704
Service Class	—	2,790,536
	39,554,494	75,493,935
Cost of shares redeemed:
Standard Class	(26,771,025)	(47,562,373)
Service Class	(13,165,411)	(16,347,763)
	(39,936,436)	(63,910,136)
Increase (decrease) in net assets derived from capital share transactions	(381,942)	11,583,799
NET INCREASE (DECREASE) IN NET ASSETS	(97,669,285)	61,996,064
NET ASSETS:
Beginning of period	547,557,434	485,561,370
End of period	$ 449,888,149	$547,557,434
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund–52

LVIP Dimensional International Core Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Core Equity Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 12.760	$ 11.539	$ 10.972	$ 9.291	$ 11.499	$ 9.192
Income (loss) from investment operations:
Net investment income[2]	0.212	0.280	0.181	0.257	0.241	0.204
Net realized and unrealized gain (loss)	(2.465)	1.235	0.569	1.671	(2.252)	2.306
Total from investment operations	(2.253)	1.515	0.750	1.928	(2.011)	2.510
Less dividends and distributions from:
Net investment income	—	(0.294)	(0.183)	(0.247)	(0.197)	(0.203)
Total dividends and distributions	—	(0.294)	(0.183)	(0.247)	(0.197)	(0.203)
Net asset value, end of period	$ 10.507	$ 12.760	$ 11.539	$ 10.972	$ 9.291	$ 11.499
Total return[3]	(17.66%)	13.22%	6.86%	20.85%	(17.55%)	27.36%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 332,292	$407,047	$373,079	$338,633	$ 262,312	$210,166
Ratio of expenses to average net assets	0.62%	0.63%	0.65%	0.68%	0.68%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.72%	0.76%	0.87%	1.00%	1.03%
Ratio of net investment income to average net assets	3.61%	2.21%	1.84%	2.50%	2.19%	1.94%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.48%	2.12%	1.73%	2.31%	1.87%	1.59%
Portfolio turnover	9%	12%	18%	8%	4%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund–53

LVIP Dimensional International Core Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Core Equity Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 12.739	$ 11.522	$ 10.960	$ 9.285	$ 11.493	$ 9.191
Income (loss) from investment operations:
Net investment income[2]	0.197	0.248	0.156	0.231	0.213	0.181
Net realized and unrealized gain (loss)	(2.459)	1.234	0.565	1.668	(2.246)	2.297
Total from investment operations	(2.262)	1.482	0.721	1.899	(2.033)	2.478
Less dividends and distributions from:
Net investment income	—	(0.265)	(0.159)	(0.224)	(0.175)	(0.176)
Total dividends and distributions	—	(0.265)	(0.159)	(0.224)	(0.175)	(0.176)
Net asset value, end of period	$ 10.477	$ 12.739	$ 11.522	$ 10.960	$ 9.285	$ 11.493
Total return[3]	(17.76%)	12.94%	6.61%	20.53%	(17.75%)	27.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 117,597	$140,511	$112,482	$ 95,734	$ 63,201	$ 43,703
Ratio of expenses to average net assets	0.87%	0.88%	0.90%	0.93%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.00%	0.97%	1.01%	1.12%	1.25%	1.28%
Ratio of net investment income to average net assets	3.36%	1.96%	1.59%	2.25%	1.94%	1.69%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.23%	1.87%	1.48%	2.06%	1.62%	1.34%
Portfolio turnover	9%	12%	18%	8%	4%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund–54

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional International Core Equity Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Dimensional International Core Equity Fund–55

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2022, the value and cost of foreign currency held by the LVIP Dimensional International Core Equity Fund is $1,185,418 and $1,183,577 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.58% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.62% of the Fund’s average daily net assets for the Standard Class and 0.87% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2023	2024	Total
LIAC	$ 332,060	$ 471,517	$ 803,577
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$17,219
Legal	3,074
LVIP Dimensional International Core Equity Fund–56

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,108 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 56,177
Management fees payable to LIAC	224,962
Distribution fees payable to LFD	25,206
Printing and mailing fees payable to Lincoln Life	1,760
Shareholder servicing fees payable to Lincoln Life	11,248
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$53,353,791
Sales	44,907,469
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$447,192,507
Aggregate unrealized appreciation of investments	$ 69,975,500
Aggregate unrealized depreciation of investments	(70,164,365)
Net unrealized depreciation of investments	$ (188,865)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP Dimensional International Core Equity Fund–57

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ 2,553,168	$ 26,766,223	$ —	$ 29,319,391
Austria	202,260	2,004,014	—	2,206,274
Belgium	471,007	4,843,295	—	5,314,302
Britain	47,717	195,080	—	242,797
Canada	52,511,585	81,691	—	52,593,276
Chile	—	243,939	—	243,939
China	—	165,202	—	165,202
Denmark	648,802	9,145,311	—	9,794,113
Faeroe Islands	—	318,802	—	318,802
Finland	223,539	6,808,813	—	7,032,352
France	669,407	32,480,700	—	33,150,107
Georgia	—	17,577	—	17,577
Germany	514,354	27,478,940	—	27,993,294
Greenland	—	568,514	—	568,514
Guernsey	—	—	—*	—
Hong Kong	308,777	11,644,062	6,250	11,959,089
Ireland	828,469	2,638,718	—	3,467,187
Isle Of Man	—	192,351	—	192,351
Israel	677,198	4,597,123	—	5,274,321
Italy	75,161	9,783,828	—	9,858,989
Japan	459,802	97,146,237	—	97,606,039
Jersey	—	154,601	—	154,601
Luxembourg	144,224	1,312,096	—	1,456,320
Macau	—	32,944	—	32,944
Malta	—	8,381	—	8,381
Mexico	—	99,908	—	99,908
Mongolia	—	14,231	—	14,231
Netherlands	3,439,656	12,276,436	—	15,716,092
New Zealand	32,971	1,727,706	—	1,760,677
Norway	235,802	3,952,353	—	4,188,155
Philippines	—	13,176	—	13,176
Portugal	91,765	1,231,975	—	1,323,740
Singapore	297,917	4,040,200	6,904	4,345,021
Spain	612,323	10,247,350	—	10,859,673
Sweden	426,254	12,148,382	115,599	12,690,235
Switzerland	4,800,627	32,808,826	—	37,609,453
Taiwan	—	4,095	—	4,095
United Arab Emirates	12,129	—	—*	12,129
United Kingdom	14,921,118	40,765,358	3,150	55,689,626
LVIP Dimensional International Core Equity Fund–58

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
United States	$ 418,234	$ 42,273	$ —	$ 460,507
Preferred Stocks
Germany	15,091	2,103,262	—	2,118,353
Rights	2,303	—	426	2,729
Warrants	101	—	—	101
Money Market Fund	1,125,579	—	—	1,125,579
Total Investments	$86,767,340	$360,103,973	$132,329	$447,003,642

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
As a result of utilizing International fair value pricing at June 30, 2022, the majority of the Fund’s common stock investments was categorized as Level 2.
During the six months ended June 30, 2022, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	1,988,767	2,648,630
Service Class	1,303,831	2,345,808
Shares reinvested:
Standard Class	—	737,516
Service Class	—	225,935
	3,292,598	5,957,889
Shares redeemed:
Standard Class	(2,263,547)	(3,817,209)
Service Class	(1,109,300)	(1,303,981)
	(3,372,847)	(5,121,190)
Net increase (decrease)	(80,249)	836,699
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and
LVIP Dimensional International Core Equity Fund–59

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional International Core Equity Fund–60

LVIP Dimensional International Core Equity Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Dimensional International Core Equity Fund–61

LVIP Dimensional U.S. Core Equity 1 Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Dimensional U.S. Core Equity 1 Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional U.S. Core Equity 1 Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$812.10	0.39%	$1.75
Service Class Shares	1,000.00	810.70	0.74%	3.32
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.90	0.39%	$1.96
Service Class Shares	1,000.00	1,021.10	0.74%	3.71

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.72%
Aerospace & Defense	1.63%
Air Freight & Logistics	0.74%
Airlines	0.28%
Auto Components	0.46%
Automobiles	0.95%
Banks	5.31%
Beverages	1.68%
Biotechnology	2.33%
Building Products	0.96%
Capital Markets	2.96%
Chemicals	2.38%
Commercial Services & Supplies	0.81%
Communications Equipment	0.83%
Construction & Engineering	0.50%
Construction Materials	0.17%
Consumer Finance	0.93%
Containers & Packaging	0.81%
Distributors	0.18%
Diversified Consumer Services	0.31%
Diversified Financial Services	1.09%
Diversified Telecommunication Services	1.22%
Electric Utilities	1.59%
Electrical Equipment	0.74%
Electronic Equipment, Instruments & Components	1.36%
Energy Equipment & Services	0.54%
Entertainment	0.84%
Food & Staples Retailing	1.67%
Food Products	1.68%
Gas Utilities	0.24%
Health Care Equipment & Supplies	1.98%
Health Care Providers & Services	3.31%
Health Care Technology	0.14%
Hotels, Restaurants & Leisure	1.71%
Household Durables	0.93%
Household Products	1.26%
Independent Power and Renewable Electricity Producers	0.21%
Industrial Conglomerates	0.53%
Insurance	3.26%
Interactive Media & Services	3.55%
Internet & Direct Marketing Retail	2.07%
IT Services	4.11%
Leisure Products	0.24%
Life Sciences Tools & Services	1.38%
Machinery	2.60%
Security Type/Sector	Percentage of Net Assets
Marine	0.07%
Media	1.37%
Metals & Mining	0.93%
Multiline Retail	0.74%
Multi-Utilities	0.76%
Oil, Gas & Consumable Fuels	4.93%
Paper & Forest Products	0.08%
Personal Products	0.26%
Pharmaceuticals	3.91%
Professional Services	0.97%
Real Estate Management & Development	0.28%
Road & Rail	1.25%
Semiconductors & Semiconductor Equipment	4.66%
Software	6.44%
Specialty Retail	2.45%
Technology Hardware, Storage & Peripherals	5.36%
Textiles, Apparel & Luxury Goods	0.81%
Thrifts & Mortgage Finance	0.32%
Tobacco	0.46%
Trading Companies & Distributors	0.81%
Water Utilities	0.15%
Wireless Telecommunication Services	0.24%
Preferred Stocks	0.01%
Rights	0.00%
Money Market Fund	0.27%
Total Investments	100.00%
Liabilities Net of Receivables and Other Assets	0.00%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Apple, Inc.	4.92%
Microsoft Corp.	4.00%
Amazon.com, Inc.	1.91%
Alphabet, Inc. Class A	1.27%
Alphabet, Inc. Class C	1.21%
Johnson & Johnson	1.09%
Berkshire Hathaway, Inc. Class B	0.94%
UnitedHealth Group, Inc.	0.92%
JPMorgan Chase & Co.	0.90%
Meta Platforms, Inc. Class A	0.88%
Total	18.04%

LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) (continued)
IT–Information Technology
LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.72%
Aerospace & Defense–1.63%
†AAR Corp.	5,389	$ 225,476
†Aerojet Rocketdyne Holdings, Inc.	7,418	301,171
†AeroVironment, Inc.	1,264	103,901
†Astronics Corp.	3,806	37,979
†Axon Enterprise, Inc.	1,811	168,731
†Boeing Co.	13,849	1,893,435
BWX Technologies, Inc.	5,833	321,340
Curtiss-Wright Corp.	4,750	627,285
†Ducommun, Inc.	1,600	68,864
General Dynamics Corp.	6,623	1,465,339
HEICO Corp.	5,657	652,994
Hexcel Corp.	8,199	428,890
Howmet Aerospace, Inc.	15,822	497,602
Huntington Ingalls Industries, Inc.	3,929	855,815
Kaman Corp.	3,636	113,625
†Kratos Defense & Security Solutions, Inc.	8,962	124,392
L3Harris Technologies, Inc.	4,093	989,278
Lockheed Martin Corp.	8,961	3,852,871
Maxar Technologies, Inc.	3,879	101,203
†Mercury Systems, Inc.	3,446	221,681
Moog, Inc. Class A	3,369	267,465
National Presto Industries, Inc.	1,066	69,972
Northrop Grumman Corp.	5,223	2,499,571
Park Aerospace Corp.	2,423	30,917
†Parsons Corp.	4,776	193,046
Raytheon Technologies Corp.	39,754	3,820,757
Textron, Inc.	11,958	730,275
†TransDigm Group, Inc.	1,903	1,021,283
†Vectrus, Inc.	1,921	64,277
Woodward, Inc.	4,565	422,217
		22,171,652
Air Freight & Logistics–0.74%
†Air Transport Services Group, Inc.	8,512	244,550
†Atlas Air Worldwide Holdings, Inc.	3,789	233,819
CH Robinson Worldwide, Inc.	9,962	1,009,848
Expeditors International of Washington, Inc.	9,387	914,857
FedEx Corp.	10,144	2,299,746
Forward Air Corp.	2,174	199,921
†GXO Logistics, Inc.	9,670	418,421
†Hub Group, Inc. Class A	2,675	189,765
United Parcel Service, Inc. Class B	24,810	4,528,817
		10,039,744
Airlines–0.28%
†Alaska Air Group, Inc.	9,637	385,962
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Airlines (continued)
†Allegiant Travel Co.	1,216	$ 137,517
†American Airlines Group, Inc.	20,094	254,792
†Copa Holdings SA Class A	3,120	197,714
†Delta Air Lines, Inc.	27,477	796,009
†Frontier Group Holdings, Inc.	8,372	78,446
†Hawaiian Holdings, Inc.	6,305	90,225
†JetBlue Airways Corp.	28,121	235,373
†SkyWest, Inc.	5,859	124,504
†Southwest Airlines Co.	22,825	824,439
†Spirit Airlines, Inc.	8,530	203,355
†United Airlines Holdings, Inc.	11,789	417,566
		3,745,902
Auto Components–0.46%
†Adient PLC	7,115	210,817
†American Axle & Manufacturing Holdings, Inc.	16,351	123,123
†Aptiv PLC	7,711	686,819
Autoliv, Inc.	9,198	658,301
BorgWarner, Inc.	22,830	761,837
†Cooper-Standard Holdings, Inc.	2,502	12,485
Dana, Inc.	13,970	196,558
†Dorman Products, Inc.	2,903	318,488
†Fox Factory Holding Corp.	3,534	284,628
Gentex Corp.	21,709	607,201
†Gentherm, Inc.	1,903	118,766
†Goodyear Tire & Rubber Co.	28,808	308,534
†Horizon Global Corp.	2,190	3,570
LCI Industries	2,502	279,924
Lear Corp.	6,113	769,565
†Modine Manufacturing Co.	8,303	87,431
†Motorcar Parts of America, Inc.	2,029	26,620
Patrick Industries, Inc.	3,021	156,609
†QuantumScape Corp.	18,068	155,204
Standard Motor Products, Inc.	2,906	130,741
†Stoneridge, Inc.	3,532	60,574
†Superior Industries International, Inc.	3,283	12,968
†Tenneco, Inc. Class A	8,836	151,626
†Visteon Corp.	1,685	174,532
		6,296,921
Automobiles–0.95%
Ford Motor Co.	102,744	1,143,541
†General Motors Co.	54,199	1,721,360
Harley-Davidson, Inc.	15,921	504,059
†Tesla, Inc.	13,512	9,099,251
Thor Industries, Inc.	4,199	313,791
LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobiles (continued)
Winnebago Industries, Inc.	2,981	$ 144,757
		12,926,759
Banks–5.31%
1st Source Corp.	3,376	153,270
Allegiance Bancshares, Inc.	1,697	64,079
Ameris Bancorp	8,107	325,739
Arrow Financial Corp.	512	16,287
Associated Banc-Corp.	16,938	309,288
Atlantic Union Bankshares Corp.	7,033	238,559
Banc of California, Inc.	7,463	131,498
BancFirst Corp.	3,473	332,401
†Bancorp, Inc.	6,649	129,788
Bank of America Corp.	203,468	6,333,959
Bank of Hawaii Corp.	3,306	245,966
Bank of Marin Bancorp	800	25,424
Bank of NT Butterfield & Son Ltd.	6,133	191,288
Bank OZK	13,694	513,936
BankUnited, Inc.	9,140	325,110
Banner Corp.	3,850	216,408
Berkshire Hills Bancorp, Inc.	5,646	139,851
BOK Financial Corp.	5,728	432,922
Brookline Bancorp, Inc.	9,434	125,567
Cadence Bank	17,713	415,901
Camden National Corp.	1,998	88,012
Capital City Bank Group, Inc.	800	22,312
Cathay General Bancorp	8,683	339,939
CBTX, Inc.	1,306	34,727
Central Pacific Financial Corp.	5,001	107,271
Citigroup, Inc.	56,247	2,586,800
Citizens Financial Group, Inc.	24,958	890,751
City Holding Co.	2,141	171,023
CNB Financial Corp.	543	13,135
Columbia Banking System, Inc.	6,665	190,952
Comerica, Inc.	8,347	612,503
Commerce Bancshares, Inc.	10,964	719,787
Community Bank System, Inc.	5,191	328,486
Community Trust Bancorp, Inc.	2,467	99,765
ConnectOne Bancorp, Inc.	5,185	126,773
Cullen/Frost Bankers, Inc.	4,148	483,035
†Customers Bancorp, Inc.	3,657	123,972
CVB Financial Corp.	14,317	355,205
Dime Community Bancshares, Inc.	7,277	215,763
Eagle Bancorp, Inc.	3,549	168,258
East West Bancorp, Inc.	11,093	718,826
Eastern Bankshares, Inc.	6,681	123,331
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Enterprise Financial Services Corp.	3,126	$ 129,729
Equity Bancshares, Inc. Class A	1,380	40,241
FB Financial Corp.	5,341	209,474
Fifth Third Bancorp	34,520	1,159,872
Financial Institutions, Inc.	763	19,853
First Bancorp	4,235	147,801
First BanCorp	26,383	340,605
First Bancshares, Inc.	1,363	38,982
First Busey Corp.	7,236	165,343
First Citizens BancShares, Inc. Class A	1,279	836,185
First Commonwealth Financial Corp.	10,736	144,077
First Community Bankshares, Inc.	1,307	38,439
First Financial Bancorp	11,350	220,190
First Financial Bankshares, Inc.	8,922	350,367
First Financial Corp.	880	39,160
First Foundation, Inc.	5,112	104,694
First Hawaiian, Inc.	5,650	128,311
First Horizon Corp.	49,645	1,085,240
First Interstate BancSystem, Inc. Class A	8,840	336,892
First Merchants Corp.	5,690	202,678
First Mid Bancshares, Inc.	773	27,573
First of Long Island Corp.	1,772	31,063
First Republic Bank	7,303	1,053,093
Flushing Financial Corp.	4,876	103,664
FNB Corp.	32,839	356,632
Fulton Financial Corp.	16,777	242,428
German American Bancorp, Inc.	3,237	110,641
Glacier Bancorp, Inc.	7,512	356,219
Great Southern Bancorp, Inc.	2,431	142,359
Hancock Whitney Corp.	9,517	421,889
Hanmi Financial Corp.	4,000	89,760
HarborOne Bancorp, Inc.	3,325	45,852
Heartland Financial USA, Inc.	6,250	259,625
Heritage Commerce Corp.	3,648	38,997
Heritage Financial Corp.	4,420	111,207
Hilltop Holdings, Inc.	11,657	310,776
Home BancShares, Inc.	18,464	383,497
HomeStreet, Inc.	2,845	98,636
HomeTrust Bancshares, Inc.	901	22,525
Hope Bancorp, Inc.	11,520	159,437
Horizon Bancorp, Inc.	7,246	126,225
Huntington Bancshares, Inc.	62,198	748,242
Independent Bank Corp.	7,462	456,226
Independent Bank Group, Inc.	4,072	276,529

LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
International Bancshares Corp.	6,070	$ 243,286
JPMorgan Chase & Co.	108,365	12,202,983
KeyCorp	43,518	749,815
Lakeland Bancorp, Inc.	7,123	104,138
Lakeland Financial Corp.	1,993	132,375
Live Oak Bancshares, Inc.	3,640	123,360
M&T Bank Corp.	10,110	1,611,433
Mercantile Bank Corp.	1,436	45,880
Meta Financial Group, Inc.	6,426	248,493
Midland States Bancorp, Inc.	1,400	33,656
MidWestOne Financial Group, Inc.	600	17,832
National Bank Holdings Corp. Class A	3,762	143,972
NBT Bancorp, Inc.	5,373	201,971
†Nicolet Bankshares, Inc.	573	41,451
Northwest Bancshares, Inc.	14,286	182,861
OceanFirst Financial Corp.	7,155	136,875
OFG Bancorp	5,663	143,840
Old National Bancorp	31,305	463,001
Origin Bancorp, Inc.	1,679	65,145
Pacific Premier Bancorp, Inc.	10,343	302,429
PacWest Bancorp	6,709	178,862
Park National Corp.	1,685	204,306
Peapack-Gladstone Financial Corp.	2,958	87,853
Peoples Bancorp, Inc.	3,493	92,914
Pinnacle Financial Partners, Inc.	5,894	426,195
PNC Financial Services Group, Inc.	11,482	1,811,515
Popular, Inc.	8,599	661,521
Preferred Bank	1,509	102,642
Premier Financial Corp.	4,031	102,186
Prosperity Bancshares, Inc.	7,651	522,334
QCR Holdings, Inc.	1,263	68,189
Regions Financial Corp.	43,297	811,819
Renasant Corp.	6,598	190,088
Republic Bancorp, Inc. Class A	1,755	84,679
S&T Bancorp, Inc.	4,286	117,565
Sandy Spring Bancorp, Inc.	4,310	168,392
Seacoast Banking Corp. of Florida	1,194	39,450
ServisFirst Bancshares, Inc.	4,189	330,596
Sierra Bancorp	742	16,124
Signature Bank	2,865	513,437
Simmons First National Corp. Class A	11,060	235,136
Southside Bancshares, Inc.	3,707	138,716
SouthState Corp.	6,597	508,959
Stock Yards Bancorp, Inc.	2,112	126,340
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†SVB Financial Group	2,754	$ 1,087,802
Synovus Financial Corp.	14,921	537,902
†Texas Capital Bancshares, Inc.	5,756	302,996
Tompkins Financial Corp.	1,879	135,476
Towne Bank	7,647	207,616
TriCo Bancshares	3,318	151,434
†Triumph Bancorp, Inc.	6,346	397,006
Truist Financial Corp.	35,214	1,670,200
Trustmark Corp.	7,049	205,760
U.S. Bancorp	51,756	2,381,811
UMB Financial Corp.	5,041	434,030
Umpqua Holdings Corp.	21,855	366,508
United Bankshares, Inc.	15,676	549,757
United Community Banks, Inc.	9,910	299,183
Univest Financial Corp.	5,030	127,963
Valley National Bancorp	39,046	406,469
Veritex Holdings, Inc.	959	28,060
Washington Federal, Inc.	7,858	235,897
Washington Trust Bancorp, Inc.	2,170	104,963
Webster Financial Corp.	19,012	801,356
Wells Fargo & Co.	103,412	4,050,648
WesBanco, Inc.	5,095	161,562
Westamerica BanCorp	2,893	161,024
Western Alliance Bancorp	9,181	648,179
Wintrust Financial Corp.	5,764	461,985
Zions Bancorp NA	11,022	561,020
		72,110,316
Beverages–1.68%
†Boston Beer Co., Inc. Class A	731	221,471
Brown-Forman Corp. Class A	12,836	897,937
†Celsius Holdings, Inc.	1,937	126,409
Coca-Cola Co.	130,541	8,212,334
Coca-Cola Consolidated, Inc.	822	463,526
Constellation Brands, Inc. Class A	3,458	805,922
Keurig Dr Pepper, Inc.	16,367	579,228
MGP Ingredients, Inc.	1,497	149,835
Molson Coors Beverage Co. Class B	16,156	880,664
†Monster Beverage Corp.	8,419	780,441
National Beverage Corp.	3,798	185,874
PepsiCo, Inc.	57,262	9,543,285
		22,846,926
Biotechnology–2.33%
AbbVie, Inc.	60,581	9,278,586
†ACADIA Pharmaceuticals, Inc.	4,382	61,742
†Adverum Biotechnologies, Inc.	10,775	12,930

LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Agios Pharmaceuticals, Inc.	1,832	$ 40,615
†Akebia Therapeutics, Inc.	7,400	2,613
†Alkermes PLC	3,336	99,379
†Allakos, Inc.	867	2,714
†Alnylam Pharmaceuticals, Inc.	2,227	324,808
Amgen, Inc.	21,257	5,171,828
†AnaptysBio, Inc.	2,400	48,720
†Anika Therapeutics, Inc.	1,937	43,234
†Arcus Biosciences, Inc.	2,997	75,944
†Atara Biotherapeutics, Inc.	3,839	29,906
†Biogen, Inc.	6,096	1,243,218
†Biohaven Pharmaceutical Holding Co. Ltd.	1,172	170,772
†BioMarin Pharmaceutical, Inc.	4,560	377,887
†Bluebird Bio, Inc.	4,185	17,326
†Blueprint Medicines Corp.	2,679	135,316
†Celldex Therapeutics, Inc.	249	6,713
†ChemoCentryx, Inc.	2,958	73,299
†Chinook Therapeutics, Inc.	5,559	97,227
†Concert Pharmaceuticals, Inc.	4,505	18,966
†CRISPR Therapeutics AG	2,111	128,285
†Deciphera Pharmaceuticals, Inc.	3,902	51,311
†Denali Therapeutics, Inc.	4,195	123,459
†Eagle Pharmaceuticals, Inc.	1,957	86,950
†Editas Medicine, Inc.	1,820	21,531
†Emergent BioSolutions, Inc.	5,759	178,759
†Enanta Pharmaceuticals, Inc.	2,114	99,929
†Exact Sciences Corp.	4,843	190,766
†Exelixis, Inc.	20,982	436,845
†Fate Therapeutics, Inc.	1,659	41,110
†G1 Therapeutics, Inc.	4,800	23,712
Gilead Sciences, Inc.	49,809	3,078,694
†Halozyme Therapeutics, Inc.	5,662	249,128
†Horizon Therapeutics PLC	7,416	591,500
†ImmunoGen, Inc.	12,198	54,891
†Incyte Corp.	2,788	211,804
†Ionis Pharmaceuticals, Inc.	5,845	216,382
†Iovance Biotherapeutics, Inc.	1,000	11,040
†Ironwood Pharmaceuticals, Inc.	8,400	96,852
†Karuna Therapeutics, Inc.	465	58,827
†Kodiak Sciences, Inc.	915	6,991
†Krystal Biotech, Inc.	1,200	78,792
†Kura Oncology, Inc.	3,841	70,406
†Ligand Pharmaceuticals, Inc.	1,149	102,514
†MacroGenics, Inc.	2,941	8,676
†Madrigal Pharmaceuticals, Inc.	765	54,759
†Mirati Therapeutics, Inc.	1,683	112,980
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Moderna, Inc.	10,706	$ 1,529,352
†Myriad Genetics, Inc.	6,072	110,328
†Neurocrine Biosciences, Inc.	2,841	276,941
=†PDL BioPharma, Inc.	21,857	53,113
†Protagonist Therapeutics, Inc.	2,495	19,735
†Prothena Corp. PLC	2,660	72,219
†Regeneron Pharmaceuticals, Inc.	3,476	2,054,768
†REGENXBIO, Inc.	2,474	61,108
†Relay Therapeutics, Inc.	2,767	46,347
†Replimune Group, Inc.	3,297	57,632
†REVOLUTION Medicines, Inc.	1,900	37,031
†Rhythm Pharmaceuticals, Inc.	631	2,619
†Rocket Pharmaceuticals, Inc.	4,200	57,792
†Sage Therapeutics, Inc.	1,625	52,487
†Sangamo Therapeutics, Inc.	13,158	54,474
†Seagen, Inc.	3,269	578,417
†Spectrum Pharmaceuticals, Inc.	5,200	4,056
†SpringWorks Therapeutics, Inc.	300	7,386
†Syndax Pharmaceuticals, Inc.	2,700	51,948
†Travere Therapeutics, Inc.	4,405	106,733
†Turning Point Therapeutics, Inc.	4,699	353,600
†Twist Bioscience Corp.	957	33,457
†Ultragenyx Pharmaceutical, Inc.	1,249	74,515
†United Therapeutics Corp.	3,216	757,818
†Vanda Pharmaceuticals, Inc.	5,302	57,792
†Vericel Corp.	1,820	45,828
†Vertex Pharmaceuticals, Inc.	4,329	1,219,869
†Vir Biotechnology, Inc.	2,150	54,760
†Xencor, Inc.	5,219	142,844
		31,695,605
Building Products–0.96%
A O Smith Corp.	12,081	660,589
AAON, Inc.	4,128	226,049
Advanced Drainage Systems, Inc.	7,020	632,291
Allegion PLC	4,973	486,857
†American Woodmark Corp.	2,433	109,509
Apogee Enterprises, Inc.	3,439	134,878
Armstrong World Industries, Inc.	4,709	352,987
†AZEK Co., Inc.	9,229	154,493
†Builders FirstSource, Inc.	16,653	894,266
Carlisle Cos., Inc.	2,931	699,366
Carrier Global Corp.	37,720	1,345,095

LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
†Cornerstone Building Brands, Inc.	8,244	$ 201,896
CSW Industrials, Inc.	1,989	204,927
Fortune Brands Home & Security, Inc.	9,293	556,465
†Gibraltar Industries, Inc.	2,498	96,798
Griffon Corp.	6,049	169,553
†Hayward Holdings, Inc.	10,449	150,361
Insteel Industries, Inc.	1,756	59,125
†JELD-WEN Holding, Inc.	11,080	161,657
Johnson Controls International PLC	15,099	722,940
Lennox International, Inc.	1,939	400,578
Masco Corp.	10,394	525,936
†Masonite International Corp.	2,782	213,741
Owens Corning	8,300	616,773
†PGT Innovations, Inc.	6,091	101,354
Quanex Building Products Corp.	4,360	99,190
†Resideo Technologies, Inc.	14,386	279,376
Simpson Manufacturing Co., Inc.	4,772	480,111
Trane Technologies PLC	7,981	1,036,493
†Trex Co., Inc.	8,010	435,904
UFP Industries, Inc.	7,118	485,021
Zurn Water Solutions Corp.	11,154	303,835
		12,998,414
Capital Markets–2.96%
Affiliated Managers Group, Inc.	4,030	469,898
Ameriprise Financial, Inc.	6,484	1,541,117
Ares Management Corp. Class A	5,059	287,655
Artisan Partners Asset Management, Inc. Class A	3,789	134,775
†AssetMark Financial Holdings, Inc.	1,142	21,435
B Riley Financial, Inc.	702	29,659
Bank of New York Mellon Corp.	22,761	949,361
BGC Partners, Inc. Class A	30,856	103,985
BlackRock, Inc.	3,395	2,067,691
Blackstone, Inc.	10,244	934,560
†Blucora, Inc.	5,281	97,487
Brightsphere Investment Group, Inc.	3,103	55,885
†Cannae Holdings, Inc.	9,850	190,499
Cboe Global Markets, Inc.	5,488	621,187
Charles Schwab Corp.	28,537	1,802,968
CME Group, Inc.	6,950	1,422,665
Cohen & Steers, Inc.	4,673	297,156
†Coinbase Global, Inc. Class A	1,298	61,032
Cowen, Inc. Class A	3,419	80,996
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Diamond Hill Investment Group, Inc.	786	$ 136,481
†Donnelley Financial Solutions, Inc.	6,570	192,435
Evercore, Inc. Class A	5,155	482,560
FactSet Research Systems, Inc.	2,036	782,985
Federated Hermes, Inc.	11,818	375,694
Franklin Resources, Inc.	20,323	473,729
Goldman Sachs Group, Inc.	12,388	3,679,484
Greenhill & Co., Inc.	3,574	32,952
Hamilton Lane, Inc. Class A	2,290	153,842
Houlihan Lokey, Inc.	2,921	230,555
Interactive Brokers Group, Inc. Class A	3,982	219,050
Intercontinental Exchange, Inc.	11,646	1,095,190
Invesco Ltd.	35,679	575,502
Janus Henderson Group PLC	11,212	263,594
Jefferies Financial Group, Inc.	16,565	457,525
KKR & Co., Inc.	18,472	855,069
Lazard Ltd. Class A	6,961	225,606
LPL Financial Holdings, Inc.	6,593	1,216,277
MarketAxess Holdings, Inc.	1,677	429,329
Moelis & Co. Class A	4,279	168,379
Moody's Corp.	5,830	1,585,585
Morgan Stanley	49,802	3,787,940
Morningstar, Inc.	2,882	696,954
MSCI, Inc.	2,227	917,858
Nasdaq, Inc.	6,326	964,968
Northern Trust Corp.	9,018	870,057
†Open Lending Corp. Class A	1,499	15,335
Oppenheimer Holdings, Inc. Class A	566	18,701
Piper Sandler Cos.,	2,218	251,432
PJT Partners, Inc. Class A	2,208	155,178
Raymond James Financial, Inc.	11,553	1,032,954
S&P Global, Inc.	6,773	2,282,907
SEI Investments Co.	12,025	649,590
State Street Corp.	15,293	942,813
Stifel Financial Corp.	11,269	631,289
†StoneX Group, Inc.	1,728	134,905
T Rowe Price Group, Inc.	9,926	1,127,693
Tradeweb Markets, Inc. Class A	4,691	320,161
Victory Capital Holdings, Inc. Class A	3,143	75,746
Virtu Financial, Inc. Class A	8,744	204,697
Virtus Investment Partners, Inc.	817	139,723
Westwood Holdings Group, Inc.	147	2,029

LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
WisdomTree Investments, Inc.	18,923	$ 95,940
		40,120,704
Chemicals–2.38%
AdvanSix, Inc.	4,807	160,746
Air Products & Chemicals, Inc.	5,258	1,264,444
Albemarle Corp.	4,265	891,300
American Vanguard Corp.	3,629	81,108
Ashland Global Holdings, Inc.	4,435	457,027
Avient Corp.	9,434	378,115
†Axalta Coating Systems Ltd.	21,171	468,091
Balchem Corp.	2,885	374,300
Cabot Corp.	5,734	365,772
Celanese Corp.	6,285	739,179
CF Industries Holdings, Inc.	16,546	1,418,489
Chase Corp.	1,120	87,147
Chemours Co.	8,853	283,473
Corteva, Inc.	31,215	1,689,980
Dow, Inc.	44,830	2,313,676
DuPont de Nemours, Inc.	10,105	561,636
Eastman Chemical Co.	5,753	516,447
Ecolab, Inc.	6,089	936,245
Ecovyst, Inc.	2,891	28,476
Element Solutions, Inc.	26,715	475,527
FMC Corp.	5,990	640,990
FutureFuel Corp.	4,566	33,241
†GCP Applied Technologies, Inc.	5,509	172,322
Hawkins, Inc.	1,638	59,017
HB Fuller Co.	5,745	345,906
Huntsman Corp.	21,174	600,283
†Ingevity Corp.	4,179	263,862
Innospec, Inc.	2,598	248,862
International Flavors & Fragrances, Inc.	11,401	1,358,087
†Intrepid Potash, Inc.	612	27,718
Koppers Holdings, Inc.	1,784	40,390
Kronos Worldwide, Inc.	8,371	154,026
Linde PLC	12,724	3,658,532
†Livent Corp.	5,526	125,385
†LSB Industries, Inc.	3,347	46,389
LyondellBasell Industries NV Class A	28,091	2,456,839
Minerals Technologies, Inc.	3,668	224,995
Mosaic Co.	20,562	971,143
NewMarket Corp.	1,227	369,278
Olin Corp.	18,769	868,629
PPG Industries, Inc.	9,082	1,038,436
Quaker Chemical Corp.	333	49,790
†Rayonier Advanced Materials, Inc.	10,113	26,496
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
RPM International, Inc.	7,154	$ 563,163
Scotts Miracle-Gro Co.	5,415	427,731
Sensient Technologies Corp.	3,597	289,774
Sherwin-Williams Co.	8,753	1,959,884
Stepan Co.	2,327	235,841
Tredegar Corp.	3,092	30,920
Trinseo PLC	7,005	269,412
Tronox Holdings PLC Class A	12,136	203,885
Valvoline, Inc.	14,452	416,651
†Venator Materials PLC	6,100	12,688
Westlake Corp.	6,558	642,815
		32,324,558
Commercial Services & Supplies–0.81%
ABM Industries, Inc.	6,155	267,250
ACCO Brands Corp.	15,297	99,889
Brady Corp. Class A	3,998	188,866
Brink's Co.	3,096	187,958
†Casella Waste Systems, Inc. Class A	2,209	160,550
†Cimpress PLC	1,769	68,814
Cintas Corp.	3,319	1,239,746
†Clean Harbors, Inc.	6,114	536,014
†Copart, Inc.	9,177	997,173
Deluxe Corp.	5,890	127,636
Ennis, Inc.	3,323	67,224
†Harsco Corp.	9,121	64,850
Healthcare Services Group, Inc.	2,712	47,216
†Heritage-Crystal Clean, Inc.	1,138	30,681
HNI Corp.	4,903	170,085
†IAA, Inc.	10,453	342,545
Interface, Inc.	8,682	108,872
†KAR Auction Services, Inc.	13,984	206,544
Kimball International, Inc. Class B	4,901	37,591
Matthews International Corp. Class A	2,732	78,326
MillerKnoll, Inc.	9,236	242,630
†Montrose Environmental Group, Inc.	573	19,345
MSA Safety, Inc.	1,744	211,146
Pitney Bowes, Inc.	13,039	47,201
†Quad/Graphics, Inc.	5,244	14,421
Republic Services, Inc.	7,848	1,027,068
Rollins, Inc.	15,837	553,028
†SP Plus Corp.	3,002	92,221
Steelcase, Inc. Class A	12,090	129,726
†Stericycle, Inc.	7,107	311,642
†Team, Inc.	2,683	1,994
Tetra Tech, Inc.	4,642	633,865
UniFirst Corp.	1,742	299,938
†Viad Corp.	2,959	81,698
VSE Corp.	600	22,548

LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Waste Management, Inc.	15,317	$ 2,343,195
		11,059,496
Communications Equipment–0.83%
ADTRAN, Inc.	6,434	112,788
†Applied Optoelectronics, Inc.	2,558	3,965
†Arista Networks, Inc.	8,744	819,663
†CalAmp Corp.	2,806	11,701
†Calix, Inc.	3,340	114,028
†Ciena Corp.	14,673	670,556
Cisco Systems, Inc.	126,617	5,398,949
†CommScope Holding Co., Inc.	14,905	91,219
Comtech Telecommunications Corp.	2,467	22,376
†Digi International, Inc.	2,900	70,238
†Extreme Networks, Inc.	5,495	49,015
†F5, Inc.	4,197	642,309
†Harmonic, Inc.	15,891	137,775
†Infinera Corp.	15,137	81,134
Juniper Networks, Inc.	22,261	634,438
†Lumentum Holdings, Inc.	5,089	404,168
Motorola Solutions, Inc.	5,314	1,113,814
†NETGEAR, Inc.	3,638	67,376
†NetScout Systems, Inc.	8,743	295,951
†Ribbon Communications, Inc.	7,554	22,964
†Viasat, Inc.	4,826	147,820
†Viavi Solutions, Inc.	21,760	287,885
		11,200,132
Construction & Engineering–0.50%
AECOM	12,090	788,510
†Ameresco, Inc. Class A	1,754	79,912
Arcosa, Inc.	4,724	219,335
Argan, Inc.	1,865	69,602
Comfort Systems USA, Inc.	3,877	322,373
†Construction Partners, Inc. Class A	3,231	67,657
†Dycom Industries, Inc.	3,130	291,215
EMCOR Group, Inc.	5,245	540,025
†Fluor Corp.	6,492	158,015
Granite Construction, Inc.	5,660	164,933
†Great Lakes Dredge & Dock Corp.	10,783	141,365
†IES Holdings, Inc.	955	28,812
†MasTec, Inc.	7,640	547,483
†Matrix Service Co.	3,017	15,266
MDU Resources Group, Inc.	18,965	511,865
†MYR Group, Inc.	2,247	198,028
†NV5 Global, Inc.	1,400	163,436
Primoris Services Corp.	10,014	217,905
Quanta Services, Inc.	7,683	962,987
†Sterling Infrastructure, Inc.	6,125	134,260
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†Tutor Perini Corp.	7,043	$ 61,838
Valmont Industries, Inc.	2,153	483,628
†WillScot Mobile Mini Holdings Corp.	21,196	687,174
		6,855,624
Construction Materials–0.17%
Eagle Materials, Inc.	4,281	470,653
Martin Marietta Materials, Inc.	2,943	880,663
†Summit Materials, Inc. Class A	11,378	264,994
Vulcan Materials Co.	5,108	725,847
		2,342,157
Consumer Finance–0.93%
Ally Financial, Inc.	25,875	867,071
American Express Co.	22,047	3,056,155
†Atlanticus Holdings Corp.	1,483	52,157
Capital One Financial Corp.	19,244	2,005,032
†Credit Acceptance Corp.	1,730	818,999
Discover Financial Services	17,444	1,649,854
†Encore Capital Group, Inc.	3,279	189,428
†Enova International, Inc.	5,050	145,541
†EZCORP, Inc. Class A	6,690	50,242
FirstCash Holdings, Inc.	4,561	317,035
†Green Dot Corp. Class A	3,997	100,365
†LendingClub Corp.	14,756	172,498
†LendingTree, Inc.	513	22,480
Navient Corp.	19,563	273,686
Nelnet, Inc. Class A	2,759	235,205
OneMain Holdings, Inc.	11,443	427,739
†PRA Group, Inc.	5,542	201,507
†PROG Holdings, Inc.	6,205	102,383
SLM Corp.	54,985	876,461
Synchrony Financial	33,304	919,856
†World Acceptance Corp.	1,118	125,484
		12,609,178
Containers & Packaging–0.81%
Amcor PLC	94,418	1,173,616
AptarGroup, Inc.	6,267	646,817
†Ardagh Metal Packaging SA	6,180	37,698
Avery Dennison Corp.	5,768	933,666
Ball Corp.	12,596	866,227
†Berry Global Group, Inc.	15,811	863,913
Crown Holdings, Inc.	7,001	645,282
Graphic Packaging Holding Co.	37,740	773,670
Greif, Inc. Class A	4,608	287,401
International Paper Co.	21,242	888,553
Myers Industries, Inc.	2,920	66,372
†O-I Glass, Inc.	15,403	215,642
Packaging Corp. of America	7,234	994,675

LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
†Ranpak Holdings Corp.	2,426	$ 16,982
Sealed Air Corp.	10,093	582,568
Silgan Holdings, Inc.	16,148	667,720
Sonoco Products Co.	11,690	666,798
TriMas Corp.	5,477	151,658
Westrock Co.	12,881	513,179
		10,992,437
Distributors–0.18%
†Funko, Inc. Class A	2,122	47,363
Genuine Parts Co.	8,090	1,075,970
LKQ Corp.	14,159	695,065
Pool Corp.	1,930	677,874
		2,496,272
Diversified Consumer Services–0.31%
ADT, Inc.	37,621	231,369
†Adtalem Global Education, Inc.	5,122	184,238
†American Public Education, Inc.	2,213	35,762
†Bright Horizons Family Solutions, Inc.	3,064	258,969
Carriage Services, Inc.	2,326	92,226
†Chegg, Inc.	2,936	55,138
†Frontdoor, Inc.	5,297	127,552
Graham Holdings Co. Class B	453	256,779
†Grand Canyon Education, Inc.	4,629	436,006
H&R Block, Inc.	11,858	418,825
Laureate Education, Inc. Class A	1,100	12,727
†Perdoceo Education Corp.	7,863	92,626
Service Corp. International	16,855	1,165,018
Strategic Education, Inc.	2,304	162,616
†Stride, Inc.	4,689	191,264
†Terminix Global Holdings, Inc.	10,594	430,646
†WW International, Inc.	6,119	39,100
		4,190,861
Diversified Financial Services–1.09%
A-Mark Precious Metals, Inc.	1,648	53,148
Apollo Global Management, Inc.	13,763	667,230
†Berkshire Hathaway, Inc. Class B	46,847	12,790,168
Equitable Holdings, Inc.	32,021	834,787
Voya Financial, Inc.	8,511	506,660
		14,851,993
Diversified Telecommunication Services–1.22%
†Anterix, Inc.	2,400	98,568
AT&T, Inc.	237,648	4,981,102
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
ATN International, Inc.	2,414	$ 113,241
Cogent Communications Holdings, Inc.	2,734	166,118
†Consolidated Communications Holdings, Inc.	10,085	70,595
†EchoStar Corp. Class A	4,326	83,492
†IDT Corp. Class B	3,397	85,434
†Iridium Communications, Inc.	10,976	412,259
†Liberty Latin America Ltd. Class A	11,079	86,333
Lumen Technologies, Inc.	87,403	953,567
†Telesat Corp.	573	6,400
Verizon Communications, Inc.	188,011	9,541,558
		16,598,667
Electric Utilities–1.59%
ALLETE, Inc.	3,194	187,743
Alliant Energy Corp.	10,808	633,457
American Electric Power Co., Inc.	14,504	1,391,514
Avangrid, Inc.	2,641	121,803
Constellation Energy Corp.	8,864	507,553
Duke Energy Corp.	20,114	2,156,422
Edison International	12,899	815,733
Entergy Corp.	5,703	642,386
Evergy, Inc.	9,198	600,169
Eversource Energy	11,554	975,966
Exelon Corp.	26,594	1,205,240
FirstEnergy Corp.	22,090	848,035
Hawaiian Electric Industries, Inc.	8,248	337,343
IDACORP, Inc.	3,906	413,724
MGE Energy, Inc.	2,722	211,853
NextEra Energy, Inc.	49,532	3,836,749
NRG Energy, Inc.	25,841	986,351
OGE Energy Corp.	8,515	328,338
Otter Tail Corp.	3,279	220,119
†PG&E Corp.	11,609	115,858
Pinnacle West Capital Corp.	5,231	382,491
PNM Resources, Inc.	8,002	382,336
Portland General Electric Co.	5,391	260,547
PPL Corp.	26,960	731,425
Southern Co.	29,326	2,091,237
Xcel Energy, Inc.	17,587	1,244,456
		21,628,848
Electrical Equipment–0.74%
Acuity Brands, Inc.	2,185	336,577
Allied Motion Technologies, Inc.	2,562	58,516

LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
AMETEK, Inc.	11,026	$ 1,211,647
†Atkore, Inc.	4,968	412,394
AZZ, Inc.	3,479	142,013
Eaton Corp. PLC	11,525	1,452,035
Emerson Electric Co.	19,279	1,533,452
Encore Wire Corp.	2,824	293,470
EnerSys	4,508	265,792
†FuelCell Energy, Inc.	4,376	16,410
†Generac Holdings, Inc.	1,996	420,318
GrafTech International Ltd.	5,319	37,605
Hubbell, Inc.	4,174	745,393
nVent Electric PLC	8,024	251,392
†Plug Power, Inc.	4,000	66,280
Powell Industries, Inc.	1,827	42,697
Regal Rexnord Corp.	6,033	684,866
Rockwell Automation, Inc.	5,300	1,056,343
Sensata Technologies Holding PLC	13,114	541,739
†Sunrun, Inc.	12,414	289,991
†Thermon Group Holdings, Inc.	3,728	52,378
†TPI Composites, Inc.	2,950	36,875
†Vicor Corp.	1,501	82,150
		10,030,333
Electronic Equipment, Instruments & Components–1.36%
Advanced Energy Industries, Inc.	3,148	229,741
Amphenol Corp. Class A	18,550	1,194,249
†Arlo Technologies, Inc.	6,220	38,999
†Arrow Electronics, Inc.	7,305	818,817
Avnet, Inc.	8,965	384,419
Badger Meter, Inc.	2,792	225,845
Belden, Inc.	4,758	253,459
Benchmark Electronics, Inc.	4,152	93,669
CDW Corp.	6,348	1,000,191
Cognex Corp.	7,440	316,349
†Coherent, Inc.	2,520	670,874
Corning, Inc.	36,605	1,153,424
CTS Corp.	4,313	146,858
†Daktronics, Inc.	5,746	17,295
†ePlus, Inc.	3,272	173,809
†Fabrinet	2,950	239,245
†FARO Technologies, Inc.	1,676	51,671
†Flex Ltd.	50,884	736,292
†II-VI, Inc.	5,408	275,538
†Insight Enterprises, Inc.	2,880	248,486
†IPG Photonics Corp.	3,916	368,613
†Itron, Inc.	2,913	143,990
Jabil, Inc.	20,212	1,035,057
†Keysight Technologies, Inc.	9,796	1,350,379
†Kimball Electronics, Inc.	343	6,894
†Knowles Corp.	9,789	169,643
Littelfuse, Inc.	2,042	518,750
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Methode Electronics, Inc.	4,593	$ 170,125
National Instruments Corp.	10,428	325,666
†Novanta, Inc.	3,392	411,348
†OSI Systems, Inc.	1,492	127,476
PC Connection, Inc.	3,183	140,211
†Plexus Corp.	3,104	243,664
†Rogers Corp.	1,659	434,807
†Sanmina Corp.	7,565	308,122
†ScanSource, Inc.	4,669	145,393
TD SYNNEX Corp.	6,774	617,111
TE Connectivity Ltd.	9,529	1,078,206
†Teledyne Technologies, Inc.	2,106	789,982
†Trimble, Inc.	9,996	582,067
†TTM Technologies, Inc.	12,750	159,375
Vishay Intertechnology, Inc.	13,041	232,391
Vontier Corp.	9,340	214,727
†Zebra Technologies Corp. Class A	2,031	597,012
		18,440,239
Energy Equipment & Services–0.54%
Archrock, Inc.	16,319	134,958
Baker Hughes Co.	31,272	902,823
†Bristow Group, Inc.	670	15,678
Cactus, Inc. Class A	3,339	134,462
ChampionX Corp.	17,282	343,048
Core Laboratories NV	3,764	74,565
†DMC Global, Inc.	1,792	32,310
†Dril-Quip, Inc.	4,298	110,888
†Expro Group Holdings NV	4,117	47,428
†Exterran Corp.	5,755	24,747
†Forum Energy Technologies, Inc.	581	11,399
Halliburton Co.	43,437	1,362,184
†Helix Energy Solutions Group, Inc.	20,202	62,626
Helmerich & Payne, Inc.	7,597	327,127
†Liberty Energy, Inc. Class A	13,753	175,488
†Mammoth Energy Services, Inc.	3,494	7,687
†Nabors Industries Ltd.	845	113,146
†Newpark Resources, Inc.	12,083	37,336
†NexTier Oilfield Solutions, Inc.	25,985	247,117
NOV, Inc.	21,887	370,109
†Oceaneering International, Inc.	12,328	131,663
†Oil States International, Inc.	6,670	36,151
Patterson-UTI Energy, Inc.	16,123	254,098
†ProPetro Holding Corp.	10,570	105,700
†RPC, Inc.	14,752	101,936
Schlumberger NV	41,543	1,485,578
†SEACOR Marine Holdings, Inc.	2,951	16,998

LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Select Energy Services, Inc. Class A	17,227	$ 117,488
†TechnipFMC PLC	20,805	140,018
†TETRA Technologies, Inc.	6,536	26,536
†Tidewater, Inc.	1,101	23,220
†Transocean Ltd.	38,916	129,590
†U.S. Silica Holdings, Inc.	11,361	129,743
†Weatherford International PLC	4,039	85,506
		7,319,351
Entertainment–0.84%
Activision Blizzard, Inc.	15,960	1,242,646
†Cinemark Holdings, Inc.	1,388	20,848
Electronic Arts, Inc.	5,636	685,619
†IMAX Corp.	4,896	82,693
†Liberty Media Corp.-Liberty Braves Class A	1,821	44,387
†Liberty Media Corp.-Liberty Formula One Class A	11,577	726,624
†Lions Gate Entertainment Corp. Class A	18,098	162,673
†Live Nation Entertainment, Inc.	7,827	646,354
†Madison Square Garden Entertainment Corp.	3,215	169,173
†Marcus Corp.	3,838	56,687
†Netflix, Inc.	8,642	1,511,227
†Playtika Holding Corp.	3,992	52,854
†Reading International, Inc. Class A	489	1,765
†ROBLOX Corp. Class A	5,329	175,111
†Roku, Inc.	753	61,851
†Sciplay Corp. Class A	483	6,748
†Spotify Technology SA	435	40,816
†Take-Two Interactive Software, Inc.	7,167	878,173
†Walt Disney Co.	34,140	3,222,816
†Warner Bros Discovery, Inc.	96,740	1,298,251
Warner Music Group Corp. Class A	2,536	61,777
World Wrestling Entertainment, Inc. Class A	3,541	221,277
		11,370,370
Food & Staples Retailing–1.67%
Albertsons Cos., Inc. Class A	4,461	119,198
Andersons, Inc.	4,370	144,166
†BJ's Wholesale Club Holdings, Inc.	10,299	641,834
Casey's General Stores, Inc.	3,835	709,398
†Chefs' Warehouse, Inc.	2,580	100,336
Costco Wholesale Corp.	13,598	6,517,249
†Grocery Outlet Holding Corp.	1,953	83,256
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
Ingles Markets, Inc. Class A	2,345	$ 203,429
Kroger Co.	67,817	3,209,779
Natural Grocers by Vitamin Cottage, Inc.	3,652	58,249
†Performance Food Group Co.	12,066	554,795
PriceSmart, Inc.	1,845	132,157
†Rite Aid Corp.	5,316	35,830
SpartanNash Co.	5,888	177,641
†Sprouts Farmers Market, Inc.	14,602	369,723
Sysco Corp.	19,632	1,663,027
†U.S. Foods Holding Corp.	16,963	520,425
†United Natural Foods, Inc.	6,297	248,102
Village Super Market, Inc. Class A	618	14,097
Walgreens Boots Alliance, Inc.	24,875	942,762
Walmart, Inc.	48,739	5,925,688
Weis Markets, Inc.	3,330	248,218
		22,619,359
Food Products–1.68%
Alico, Inc.	234	8,337
Archer-Daniels-Midland Co.	23,598	1,831,205
B&G Foods, Inc.	9,162	217,872
Bunge Ltd.	14,564	1,320,809
Calavo Growers, Inc.	1,666	69,506
Cal-Maine Foods, Inc.	5,325	263,108
Campbell Soup Co.	23,610	1,134,461
Conagra Brands, Inc.	24,666	844,564
†Darling Ingredients, Inc.	16,221	970,016
†Farmer Bros Co.	400	1,876
Flowers Foods, Inc.	21,330	561,406
Fresh Del Monte Produce, Inc.	6,313	186,423
†Freshpet, Inc.	885	45,923
General Mills, Inc.	25,937	1,956,947
†Hain Celestial Group, Inc.	9,937	235,904
Hershey Co.	6,995	1,505,044
Hormel Foods Corp.	18,651	883,311
†Hostess Brands, Inc.	13,011	275,963
Ingredion, Inc.	7,407	653,001
J & J Snack Foods Corp.	1,370	191,334
JM Smucker Co.	5,753	736,442
John B Sanfilippo & Son, Inc.	748	54,223
Kellogg Co.	18,088	1,290,398
Kraft Heinz Co.	19,060	726,948
Lamb Weston Holdings, Inc.	5,940	424,472
Lancaster Colony Corp.	2,661	342,684
†Landec Corp.	1,935	19,292
McCormick & Co., Inc.	9,565	796,260
Mondelez International, Inc. Class A	27,705	1,720,203
†Pilgrim's Pride Corp.	10,200	318,546
†Post Holdings, Inc.	8,460	696,681

LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Sanderson Farms, Inc.	2,438	$ 525,462
Seaboard Corp.	14	54,356
†Simply Good Foods Co.	7,603	287,165
Tootsie Roll Industries, Inc.	1,500	53,025
†TreeHouse Foods, Inc.	5,737	239,921
Tyson Foods, Inc. Class A	15,575	1,340,384
		22,783,472
Gas Utilities–0.24%
Atmos Energy Corp.	5,568	624,173
Chesapeake Utilities Corp.	776	100,531
Macquarie Infrastructure Holdings LLC	5,269	20,602
National Fuel Gas Co.	7,308	482,693
New Jersey Resources Corp.	8,468	377,080
Northwest Natural Holding Co.	2,733	145,122
ONE Gas, Inc.	2,955	239,917
South Jersey Industries, Inc.	7,029	239,970
†Southwest Gas Holdings, Inc.	3,302	287,538
Spire, Inc.	3,336	248,098
UGI Corp.	11,119	429,305
		3,195,029
Health Care Equipment & Supplies–1.98%
Abbott Laboratories	36,602	3,976,807
†ABIOMED, Inc.	1,351	334,386
†Align Technology, Inc.	1,343	317,848
†AngioDynamics, Inc.	5,678	109,869
†Artivion, Inc.	4,470	84,394
†AtriCure, Inc.	1,380	56,387
Atrion Corp.	226	142,122
†Avanos Medical, Inc.	5,480	149,823
†Axonics, Inc.	1,703	96,509
Baxter International, Inc.	16,653	1,069,622
Becton Dickinson & Co.	5,266	1,298,227
†Boston Scientific Corp.	19,203	715,696
†Cardiovascular Systems, Inc.	1,059	15,207
CONMED Corp.	1,948	186,541
Cooper Cos., Inc.	1,861	582,716
DENTSPLY SIRONA, Inc.	8,257	295,023
†Dexcom, Inc.	4,904	365,495
†Edwards Lifesciences Corp.	11,926	1,134,043
†Embecta Corp.	1,053	26,662
†Enovis Corp.	3,676	202,180
†Envista Holdings Corp.	5,087	196,053
†Glaukos Corp.	1,111	50,462
†Globus Medical, Inc. Class A	6,424	360,643
†Haemonetics Corp.	4,127	268,998
†Heska Corp.	496	46,877
†Hologic, Inc.	14,575	1,010,048
†ICU Medical, Inc.	1,303	214,200
†IDEXX Laboratories, Inc.	2,939	1,030,795
†Inari Medical, Inc.	600	40,794
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Inogen, Inc.	1,392	$ 33,659
†Insulet Corp.	1,631	355,460
†Integer Holdings Corp.	3,432	242,505
†Integra LifeSciences Holdings Corp.	6,337	342,388
†Intuitive Surgical, Inc.	6,318	1,268,086
†Invacare Corp.	4,463	5,713
†Lantheus Holdings, Inc.	4,262	281,420
LeMaitre Vascular, Inc.	1,018	46,370
†LENSAR, Inc.	1,658	10,794
†LivaNova PLC	3,945	246,444
†Masimo Corp.	2,348	306,813
Medtronic PLC	25,795	2,315,101
†Meridian Bioscience, Inc.	6,320	192,254
†Merit Medical Systems, Inc.	4,562	247,580
Mesa Laboratories, Inc.	369	75,254
†Natus Medical, Inc.	5,448	178,531
†Neogen Corp.	6,916	166,606
†Nevro Corp.	1,168	51,193
†Novocure Ltd.	1,324	92,018
†NuVasive, Inc.	4,122	202,638
†Omnicell, Inc.	2,223	252,866
†OraSure Technologies, Inc.	3,636	9,854
†Orthofix Medical, Inc.	3,349	78,835
†Penumbra, Inc.	719	89,530
†QuidelOrtho Corp.	3,344	324,970
ResMed, Inc.	5,495	1,151,917
†SeaSpine Holdings Corp.	1,244	7,029
†Shockwave Medical, Inc.	360	68,821
†STAAR Surgical Co.	700	49,651
STERIS PLC	4,480	923,552
Stryker Corp.	6,958	1,384,155
†Surgalign Holdings, Inc.	265	904
†Surmodics, Inc.	1,196	44,527
†Tandem Diabetes Care, Inc.	1,145	67,773
Teleflex, Inc.	1,857	456,543
†Varex Imaging Corp.	4,849	103,720
Zimmer Biomet Holdings, Inc.	8,329	875,045
†Zimvie, Inc.	832	13,320
		26,942,266
Health Care Providers & Services–3.31%
†Acadia Healthcare Co., Inc.	9,522	643,973
†Addus HomeCare Corp.	1,490	124,087
†Agiliti, Inc.	583	11,957
†Agilon Health, Inc.	7,158	156,259
†Amedisys, Inc.	2,782	292,444
AmerisourceBergen Corp.	9,288	1,314,066
†AMN Healthcare Services, Inc.	4,516	495,450
†Apollo Medical Holdings, Inc.	2,925	112,876
†Brookdale Senior Living, Inc.	25,409	115,357
Cardinal Health, Inc.	17,536	916,607

LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Centene Corp.	17,165	$ 1,452,331
Chemed Corp.	1,406	659,962
Cigna Corp.	12,162	3,204,930
†Community Health Systems, Inc.	14,031	52,616
†CorVel Corp.	1,436	211,480
†Covetrus, Inc.	5,946	123,380
†Cross Country Healthcare, Inc.	2,295	47,805
CVS Health Corp.	49,828	4,617,062
†DaVita, Inc.	8,904	711,964
Elevance Health, Inc.	6,867	3,313,877
Encompass Health Corp.	10,482	587,516
Ensign Group, Inc.	6,380	468,739
†Enzo Biochem, Inc.	4,600	9,522
†Fulgent Genetics, Inc.	3,138	171,115
†Guardant Health, Inc.	2,729	110,088
†Hanger, Inc.	4,881	69,896
HCA Healthcare, Inc.	6,578	1,105,499
†HealthEquity, Inc.	1,071	65,749
†Henry Schein, Inc.	9,338	716,598
Humana, Inc.	3,293	1,541,355
Laboratory Corp. of America Holdings	4,692	1,099,617
†LHC Group, Inc.	2,369	368,948
McKesson Corp.	5,753	1,876,686
†MEDNAX, Inc.	8,411	176,715
†ModivCare, Inc.	1,930	163,085
†Molina Healthcare, Inc.	3,349	936,414
National HealthCare Corp.	1,916	133,928
National Research Corp.	414	15,848
†OPKO Health, Inc.	26,983	68,267
†Option Care Health, Inc.	8,414	233,825
Owens & Minor, Inc.	8,370	263,237
Patterson Cos., Inc.	9,569	289,941
†Pennant Group, Inc.	3,570	45,732
†PetIQ, Inc.	1,604	26,931
Premier, Inc. Class A	5,449	194,420
†Progyny, Inc.	1,799	52,261
Quest Diagnostics, Inc.	8,154	1,084,319
†R1 RCM, Inc.	8,188	171,620
†RadNet, Inc.	2,573	44,461
Select Medical Holdings Corp.	14,513	342,797
†Surgery Partners, Inc.	2,745	79,385
†Tenet Healthcare Corp.	9,313	489,491
U.S. Physical Therapy, Inc.	1,000	109,200
UnitedHealth Group, Inc.	24,430	12,547,981
Universal Health Services, Inc. Class B	6,700	674,757
		44,914,426
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–0.14%
†Allscripts Healthcare Solutions, Inc.	12,205	$ 181,000
†American Well Corp. Class A	13,369	57,754
†Certara, Inc.	2,606	55,925
†Change Healthcare, Inc.	16,317	376,270
†Computer Programs & Systems, Inc.	971	31,043
†Evolent Health, Inc. Class A	7,583	232,874
†GoodRx Holdings, Inc. Class A	3,965	23,473
†HealthStream, Inc.	2,606	56,576
†NextGen Healthcare, Inc.	6,248	108,965
†Schrodinger, Inc.	1,980	52,292
†Teladoc Health, Inc.	5,765	191,455
†Veeva Systems, Inc. Class A	2,496	494,308
		1,861,935
Hotels, Restaurants & Leisure–1.71%
Aramark	18,038	552,504
†Biglari Holdings, Inc. Class B	1	123
†BJ's Restaurants, Inc.	1,988	43,100
Bloomin' Brands, Inc.	5,220	86,756
Bluegreen Vacations Holding Corp.	529	13,204
†Booking Holdings, Inc.	627	1,096,617
Boyd Gaming Corp.	3,668	182,483
†Brinker International, Inc.	3,450	76,003
†Caesars Entertainment, Inc.	9,211	352,781
†Carnival Corp.	31,390	271,523
Carrols Restaurant Group, Inc.	5,537	11,185
Cheesecake Factory, Inc.	3,055	80,713
†Chipotle Mexican Grill, Inc.	824	1,077,182
Choice Hotels International, Inc.	4,134	461,478
Churchill Downs, Inc.	1,635	313,152
†Chuy's Holdings, Inc.	1,400	27,888
Cracker Barrel Old Country Store, Inc.	2,215	184,930
Darden Restaurants, Inc.	6,766	765,370
†Dave & Buster's Entertainment, Inc.	4,590	150,460
†Denny's Corp.	3,860	33,505
Domino's Pizza, Inc.	1,369	533,513
†El Pollo Loco Holdings, Inc.	3,990	39,262
†Expedia Group, Inc.	2,936	278,421
†Fiesta Restaurant Group, Inc.	2,409	17,200
†Hilton Grand Vacations, Inc.	4,607	164,608
Hilton Worldwide Holdings, Inc.	7,660	853,630
†Hyatt Hotels Corp. Class A	2,033	150,259
Jack in the Box, Inc.	1,951	109,373
†Las Vegas Sands Corp.	8,039	270,030

LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Light & Wonder, Inc. Class A	7,878	$ 370,187
Marriott International, Inc. Class A	9,978	1,357,108
Marriott Vacations Worldwide Corp.	3,604	418,785
McDonald's Corp.	18,764	4,632,456
MGM Resorts International	16,524	478,370
†Norwegian Cruise Line Holdings Ltd.	22,655	251,924
Papa John's International, Inc.	2,370	197,942
†Penn National Gaming, Inc.	9,276	282,176
†Planet Fitness, Inc. Class A	6,007	408,536
†Playa Hotels & Resorts NV	2,978	20,459
†Red Robin Gourmet Burgers, Inc.	2,551	20,485
Red Rock Resorts, Inc. Class A	4,288	143,048
†Royal Caribbean Cruises Ltd.	10,175	355,209
Ruth's Hospitality Group, Inc.	5,354	87,056
†SeaWorld Entertainment, Inc.	7,588	335,238
†Shake Shack, Inc. Class A	1,397	55,154
†Six Flags Entertainment Corp.	2,363	51,277
Starbucks Corp.	29,269	2,235,859
Texas Roadhouse, Inc.	5,372	393,230
Travel & Leisure Co.	6,597	256,096
Vail Resorts, Inc.	1,643	358,256
Wendy's Co.	21,332	402,748
Wingstop, Inc.	2,063	154,250
Wyndham Hotels & Resorts, Inc.	4,719	310,133
†Wynn Resorts Ltd.	3,118	177,664
Yum! Brands, Inc.	10,780	1,223,638
		23,174,537
Household Durables–0.93%
†Beazer Homes USA, Inc.	1,618	19,529
†Cavco Industries, Inc.	837	164,044
Century Communities, Inc.	3,853	173,269
DR Horton, Inc.	27,293	1,806,524
Ethan Allen Interiors, Inc.	3,617	73,100
Flexsteel Industries, Inc.	262	4,716
Garmin Ltd.	9,022	886,411
†GoPro, Inc. Class A	2,300	12,719
†Green Brick Partners, Inc.	1,200	23,484
Hamilton Beach Brands Holding Co. Class A	400	4,964
†Helen of Troy Ltd.	2,108	342,360
Hooker Furnishings Corp.	1,803	28,037
Installed Building Products, Inc.	2,299	191,185
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†iRobot Corp.	1,300	$ 47,775
KB Home	9,361	266,414
La-Z-Boy, Inc.	5,162	122,391
Leggett & Platt, Inc.	12,560	434,325
Lennar Corp. Class A	13,397	939,342
†LGI Homes, Inc.	2,369	205,866
†Lovesac Co.	1,377	37,868
†M/I Homes, Inc.	4,399	174,464
MDC Holdings, Inc.	7,338	237,091
†Meritage Homes Corp.	5,353	388,093
†Mohawk Industries, Inc.	2,934	364,080
Newell Brands, Inc.	34,587	658,536
†NVR, Inc.	229	916,948
PulteGroup, Inc.	22,245	881,569
†Skyline Champion Corp.	3,677	174,363
†Sonos, Inc.	2,851	51,432
†Taylor Morrison Home Corp.	12,982	303,260
Tempur Sealy International, Inc.	15,090	322,473
Toll Brothers, Inc.	9,920	442,432
†TopBuild Corp.	3,484	582,385
†Tri Pointe Homes, Inc.	13,629	229,921
†Tupperware Brands Corp.	4,293	27,218
†Universal Electronics, Inc.	1,276	32,627
Whirlpool Corp.	6,418	993,956
		12,565,171
Household Products–1.26%
†Central Garden & Pet Co.	5,724	229,588
Church & Dwight Co., Inc.	11,426	1,058,733
Clorox Co.	6,009	847,149
Colgate-Palmolive Co.	22,655	1,815,572
Energizer Holdings, Inc.	2,995	84,908
Kimberly-Clark Corp.	9,668	1,306,630
Procter & Gamble Co.	77,386	11,127,333
Reynolds Consumer Products, Inc.	1,713	46,713
Spectrum Brands Holdings, Inc.	4,932	404,523
WD-40 Co.	802	161,491
		17,082,640
Independent Power and Renewable Electricity Producers–0.21%
AES Corp.	27,893	586,032
Atlantica Sustainable Infrastructure PLC	8,753	282,372
Brookfield Renewable Corp. Class A	8,421	299,872
Clearway Energy, Inc. Class A	11,203	378,259
Ormat Technologies, Inc.	5,007	392,298
†Sunnova Energy International, Inc.	2,425	44,693
Vistra Corp.	37,351	853,470
		2,836,996

LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–0.53%
3M Co.	20,087	$ 2,599,459
General Electric Co.	20,420	1,300,141
Honeywell International, Inc.	19,301	3,354,707
		7,254,307
Insurance–3.26%
Aflac, Inc.	20,502	1,134,376
†Alleghany Corp.	1,012	843,097
Allstate Corp.	21,849	2,768,924
†Ambac Financial Group, Inc.	5,809	65,932
American Equity Investment Life Holding Co.	7,892	288,610
American Financial Group, Inc.	6,291	873,254
American International Group, Inc.	22,594	1,155,231
AMERISAFE, Inc.	2,406	125,136
Aon PLC Class A	7,456	2,010,734
†Arch Capital Group Ltd.	18,145	825,416
Argo Group International Holdings Ltd.	2,831	104,351
Arthur J Gallagher & Co.	8,419	1,372,634
Assurant, Inc.	4,180	722,513
Assured Guaranty Ltd.	8,298	462,945
Axis Capital Holdings Ltd.	7,323	418,070
†Brighthouse Financial, Inc.	8,990	368,770
Brown & Brown, Inc.	14,922	870,549
†BRP Group, Inc. Class A	1,800	43,470
Chubb Ltd.	11,488	2,258,311
Cincinnati Financial Corp.	7,701	916,265
CNA Financial Corp.	4,359	195,719
†eHealth, Inc.	2,423	22,607
Employers Holdings, Inc.	3,284	137,567
†Enstar Group Ltd.	1,331	284,807
Erie Indemnity Co. Class A	2,514	483,166
Everest Re Group Ltd.	2,439	683,603
Fidelity National Financial, Inc.	24,731	914,058
First American Financial Corp.	12,666	670,285
†Genworth Financial, Inc. Class A	43,794	154,593
Globe Life, Inc.	8,750	852,863
†Greenlight Capital Re Ltd. Class A	4,459	34,468
Hanover Insurance Group, Inc.	4,661	681,671
Hartford Financial Services Group, Inc.	17,095	1,118,526
HCI Group, Inc.	2,595	175,837
Heritage Insurance Holdings, Inc.	3,747	9,892
Horace Mann Educators Corp.	5,165	198,233
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
James River Group Holdings Ltd.	3,086	$ 76,471
Kemper Corp.	7,106	340,377
Kinsale Capital Group, Inc.	1,057	242,729
Loews Corp.	10,924	647,356
†Maiden Holdings Ltd.	12,125	23,523
†Markel Corp.	624	806,988
Marsh & McLennan Cos., Inc.	16,202	2,515,361
Mercury General Corp.	6,071	268,945
MetLife, Inc.	20,200	1,268,358
National Western Life Group, Inc. Class A	415	84,121
†NI Holdings, Inc.	900	14,787
Old Republic International Corp.	27,874	623,263
†Palomar Holdings, Inc.	897	57,767
Primerica, Inc.	4,918	588,635
Principal Financial Group, Inc.	13,466	899,394
ProAssurance Corp.	6,511	153,855
Progressive Corp.	17,058	1,983,334
Prudential Financial, Inc.	11,106	1,062,622
Reinsurance Group of America, Inc.	4,774	559,942
RenaissanceRe Holdings Ltd.	3,891	608,436
RLI Corp.	3,097	361,079
Safety Insurance Group, Inc.	2,074	201,385
Selective Insurance Group, Inc.	7,063	614,057
†SiriusPoint Ltd.	13,203	71,560
Stewart Information Services Corp.	3,350	166,663
Travelers Cos., Inc.	15,605	2,639,274
†Trupanion, Inc.	1,512	91,113
United Fire Group, Inc.	3,480	119,120
†United Insurance Holdings Corp.	4,888	7,625
Universal Insurance Holdings, Inc.	7,335	95,575
Unum Group	9,122	310,330
W R Berkley Corp.	15,738	1,074,276
White Mountains Insurance Group Ltd.	305	380,070
Willis Towers Watson PLC	5,334	1,052,878
		44,257,752
Interactive Media & Services–3.55%
†Alphabet, Inc. Class A	7,902	17,220,512
†Alphabet, Inc. Class C	7,515	16,438,687
†Angi, Inc.	2,100	9,618
†Bumble, Inc. Class A	8,172	230,042
†Cargurus, Inc.	2,819	60,580
†Cars.com, Inc.	8,684	81,890
†DHI Group, Inc.	5,517	27,419

LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Match Group, Inc.	9,882	$ 688,677
†Meta Platforms, Inc. Class A	73,700	11,884,125
†Pinterest, Inc. Class A	7,293	132,441
†QuinStreet, Inc.	3,909	39,325
†Snap, Inc. Class A	4,200	55,146
†TripAdvisor, Inc.	8,010	142,578
†TrueCar, Inc.	10,819	28,021
†Twitter, Inc.	13,007	486,332
†Yelp, Inc.	6,349	176,312
†Zedge, Inc. Class B	1,132	3,260
†Ziff Davis, Inc.	5,206	388,003
†Zillow Group, Inc. Class A	2,234	71,063
†ZipRecruiter, Inc. Class A	4,534	67,194
		48,231,225
Internet & Direct Marketing Retail–2.07%
†1-800-Flowers.com, Inc. Class A	5,253	49,956
†Amazon.com, Inc.	244,747	25,994,579
†Chewy, Inc. Class A	1,306	45,344
eBay, Inc.	32,903	1,371,068
†Etsy, Inc.	4,697	343,867
†Lands' End, Inc.	2,926	31,074
†Liquidity Services, Inc.	356	4,785
PetMed Express, Inc.	1,000	19,900
†Quotient Technology, Inc.	10,979	32,608
Qurate Retail, Inc.	23,614	67,772
†Revolve Group, Inc.	600	15,546
Shutterstock, Inc.	1,235	70,778
†Wayfair, Inc. Class A	1,208	52,620
		28,099,897
IT Services–4.11%
Accenture PLC Class A	20,977	5,824,264
†Akamai Technologies, Inc.	8,140	743,426
Amdocs Ltd.	9,367	780,365
Automatic Data Processing, Inc.	14,601	3,066,794
†Block, Inc.	4,058	249,405
†BM Technologies, Inc.	562	3,310
Bread Financial Holdings, Inc.	4,827	178,889
Broadridge Financial Solutions, Inc.	5,836	831,922
Cass Information Systems, Inc.	1,874	63,341
†Cloudflare, Inc. Class A	1,236	54,075
Cognizant Technology Solutions Corp. Class A	17,896	1,207,801
Concentrix Corp.	5,225	708,719
†Conduent, Inc.	18,114	78,252
CSG Systems International, Inc.	2,870	171,282
†DXC Technology Co.	19,155	580,588
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Edgio, Inc.	5,104	$ 11,790
†EPAM Systems, Inc.	1,758	518,223
†Euronet Worldwide, Inc.	4,413	443,904
EVERTEC, Inc.	7,143	263,434
†Evo Payments, Inc. Class A	463	10,890
†ExlService Holdings, Inc.	2,948	434,329
Fidelity National Information Services, Inc.	16,512	1,513,655
†Fiserv, Inc.	15,359	1,366,490
†FleetCor Technologies, Inc.	4,616	969,868
†Gartner, Inc.	3,901	943,379
Genpact Ltd.	17,874	757,143
Global Payments, Inc.	8,159	902,712
†Globant SA	1,717	298,758
†GoDaddy, Inc. Class A	3,510	244,155
Hackett Group, Inc.	2,613	49,569
International Business Machines Corp.	43,938	6,203,606
†International Money Express, Inc.	2,436	49,865
Jack Henry & Associates, Inc.	3,805	684,976
†Kyndryl Holdings, Inc.	8,787	85,937
Mastercard, Inc. Class A	29,443	9,288,678
Maximus, Inc.	3,536	221,035
†MoneyGram International, Inc.	1,616	16,160
†MongoDB, Inc.	1,325	343,837
†Okta, Inc.	2,043	184,687
Paychex, Inc.	9,698	1,104,311
†PayPal Holdings, Inc.	19,280	1,346,515
†Perficient, Inc.	3,007	275,712
†Rackspace Technology, Inc.	5,239	37,564
†Snowflake, Inc. Class A	2,969	412,869
SolarWinds Corp.	4,705	48,226
SS&C Technologies Holdings, Inc.	13,110	761,298
Switch, Inc. Class A	6,909	231,451
TTEC Holdings, Inc.	4,912	333,476
†Twilio, Inc. Class A	2,382	199,635
†Unisys Corp.	5,740	69,052
†VeriSign, Inc.	3,545	593,185
†Verra Mobility Corp.	6,816	107,079
Visa, Inc. Class A	46,239	9,103,997
Western Union Co.	21,608	355,884
†WEX, Inc.	3,024	470,413
		55,800,180
Leisure Products–0.24%
Acushnet Holdings Corp.	6,089	253,789
†American Outdoor Brands, Inc.	2,016	19,172
Brunswick Corp.	7,857	513,690
†Callaway Golf Co.	17,355	354,042

LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
Hasbro, Inc.	7,816	$ 639,974
Johnson Outdoors, Inc. Class A	842	51,497
†Malibu Boats, Inc. Class A	2,224	117,227
†Mattel, Inc.	18,587	415,048
†Nautilus, Inc.	4,229	7,401
†Peloton Interactive, Inc. Class A	4,493	41,246
Polaris, Inc.	4,675	464,134
Smith & Wesson Brands, Inc.	8,067	105,920
†Vista Outdoor, Inc.	7,301	203,698
†YETI Holdings, Inc.	3,031	131,151
		3,317,989
Life Sciences Tools & Services–1.38%
†10X Genomics, Inc. Class A	375	16,969
†Adaptive Biotechnologies Corp.	4,935	39,924
Agilent Technologies, Inc.	8,684	1,031,399
†Avantor, Inc.	21,138	657,392
Azenta, Inc.	5,180	373,478
†Bio-Rad Laboratories, Inc. Class A	1,047	518,265
Bio-Techne Corp.	1,282	444,393
Bruker Corp.	12,233	767,743
†Charles River Laboratories International, Inc.	1,891	404,617
Danaher Corp.	11,681	2,961,367
†Illumina, Inc.	2,544	469,012
†IQVIA Holdings, Inc.	6,165	1,337,743
†Maravai LifeSciences Holdings, Inc. Class A	3,739	106,225
†Medpace Holdings, Inc.	3,184	476,549
†Mettler-Toledo International, Inc.	1,061	1,218,845
†NeoGenomics, Inc.	2,472	20,147
PerkinElmer, Inc.	5,956	847,062
†Repligen Corp.	1,556	252,695
†Sotera Health Co.	13,181	258,216
†Syneos Health, Inc.	7,453	534,231
Thermo Fisher Scientific, Inc.	7,783	4,228,348
†Waters Corp.	2,540	840,689
West Pharmaceutical Services, Inc.	2,890	873,849
		18,679,158
Machinery–2.60%
AGCO Corp.	8,002	789,797
Alamo Group, Inc.	1,267	147,517
Albany International Corp. Class A	2,740	215,885
Allison Transmission Holdings, Inc.	11,348	436,331
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Altra Industrial Motion Corp.	2,577	$ 90,839
Astec Industries, Inc.	2,784	113,532
Barnes Group, Inc.	5,223	162,644
Caterpillar, Inc.	18,781	3,357,292
†Chart Industries, Inc.	2,648	443,222
†CIRCOR International, Inc.	2,161	35,419
Columbus McKinnon Corp.	2,989	84,798
Crane Holdings Co.	5,256	460,215
Cummins, Inc.	6,637	1,284,459
Deere & Co.	10,059	3,012,369
Donaldson Co., Inc.	12,837	617,973
Douglas Dynamics, Inc.	3,649	104,872
Dover Corp.	8,307	1,007,805
†Energy Recovery, Inc.	5,205	101,081
Enerpac Tool Group Corp.	5,155	98,048
EnPro Industries, Inc.	2,717	222,604
†Esab Corp.	3,676	160,825
ESCO Technologies, Inc.	2,378	162,584
†Evoqua Water Technologies Corp.	3,982	129,455
Federal Signal Corp.	6,198	220,649
Flowserve Corp.	11,478	328,615
Fortive Corp.	13,093	711,997
Franklin Electric Co., Inc.	3,933	288,132
†Gates Industrial Corp. PLC	6,364	68,795
Gorman-Rupp Co.	3,528	99,842
Graco, Inc.	12,990	771,736
Greenbrier Cos., Inc.	3,320	119,487
Helios Technologies, Inc.	4,083	270,499
Hillenbrand, Inc.	7,862	322,028
Hyster-Yale Materials Handling, Inc.	2,265	72,978
IDEX Corp.	3,004	545,616
Illinois Tool Works, Inc.	10,872	1,981,422
Ingersoll Rand, Inc.	18,575	781,636
ITT, Inc.	7,814	525,413
John Bean Technologies Corp.	2,531	279,473
Kadant, Inc.	857	156,274
Kennametal, Inc.	8,400	195,132
†L B Foster Co. Class A	1,339	17,233
Lincoln Electric Holdings, Inc.	5,153	635,674
Lindsay Corp.	1,086	144,243
†Manitowoc Co., Inc.	5,279	55,588
†Meritor, Inc.	9,827	357,015
†Middleby Corp.	4,781	599,346
Mueller Industries, Inc.	6,447	343,561
Mueller Water Products, Inc. Class A	14,392	168,818
†NN, Inc.	2,981	7,542
Nordson Corp.	2,573	520,878
Oshkosh Corp.	5,854	480,848
Otis Worldwide Corp.	15,126	1,068,954

LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
PACCAR, Inc.	16,526	$ 1,360,751
Parker-Hannifin Corp.	7,987	1,965,201
Park-Ohio Holdings Corp.	1,206	19,127
Pentair PLC	14,502	663,757
†Proto Labs, Inc.	1,861	89,030
†RBC Bearings, Inc.	2,000	369,900
REV Group, Inc.	7,071	76,862
Shyft Group, Inc.	3,500	65,065
Snap-on, Inc.	3,509	691,378
†SPX Corp.	3,638	192,232
Standex International Corp.	1,405	119,116
Stanley Black & Decker, Inc.	6,307	661,352
Tennant Co.	1,546	91,600
Terex Corp.	5,972	163,454
Timken Co.	8,361	443,551
†Titan International, Inc.	4,215	63,646
Toro Co.	9,030	684,384
Trinity Industries, Inc.	12,252	296,743
Wabash National Corp.	7,597	103,167
Watts Water Technologies, Inc. Class A	2,301	282,655
†Welbilt, Inc.	12,316	293,244
Westinghouse Air Brake Technologies Corp.	8,019	658,199
Xylem, Inc.	6,906	539,911
		35,273,315
Marine–0.07%
Costamare, Inc.	10,400	125,840
Eneti, Inc.	1,605	9,855
Genco Shipping & Trading Ltd.	1,685	32,554
†Kirby Corp.	5,754	350,074
Matson, Inc.	5,348	389,762
		908,085
Media–1.37%
†Altice USA, Inc. Class A	14,605	135,096
†AMC Networks, Inc. Class A	4,165	121,285
†Audacy, Inc. Class A	18,467	17,400
Cable One, Inc.	488	629,188
†Charter Communications, Inc. Class A	4,629	2,168,825
Comcast Corp. Class A	154,872	6,077,177
†comScore, Inc.	6,307	12,993
†DISH Network Corp. Class A	15,803	283,348
Entravision Communications Corp. Class A	11,605	52,919
†EW Scripps Co. Class A	6,953	86,704
Fox Corp. Class A	33,467	1,037,425
†Gannett Co., Inc.	20,670	59,943
Gray Television, Inc.	12,929	218,371
†iHeartMedia, Inc. Class A	4,613	36,397
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Interpublic Group of Cos., Inc.	41,293	$ 1,136,796
John Wiley & Sons, Inc. Class A	3,749	179,053
†Liberty Broadband Corp. Class A	7,682	885,788
†Liberty Media Corp.-Liberty SiriusXM Class A	15,544	560,321
†Loyalty Ventures, Inc.	1,930	6,890
New York Times Co. Class A	12,678	353,716
News Corp. Class A	29,560	463,954
Nexstar Media Group, Inc. Class A	5,697	927,927
Omnicom Group, Inc.	17,882	1,137,474
Paramount Global Class A	31,115	768,377
Scholastic Corp.	4,716	169,635
Sinclair Broadcast Group, Inc. Class A	2,784	56,794
Sirius XM Holdings, Inc.	68,041	417,091
†TechTarget, Inc.	700	46,004
TEGNA, Inc.	26,053	546,331
†WideOpenWest, Inc.	3,108	56,597
		18,649,819
Metals & Mining–0.93%
Alcoa Corp.	18,767	855,400
†Allegheny Technologies, Inc.	11,771	267,319
†Alpha Metallurgical Resources, Inc.	1,385	178,845
†Arconic Corp.	6,630	185,972
Carpenter Technology Corp.	5,905	164,809
†Century Aluminum Co.	9,619	70,892
†Cleveland-Cliffs, Inc.	30,329	466,157
†Coeur Mining, Inc.	23,894	72,638
Commercial Metals Co.	12,040	398,524
Compass Minerals International, Inc.	3,859	136,570
†Ferroglobe PLC	12,975	77,072
Freeport-McMoRan, Inc.	54,931	1,607,281
Haynes International, Inc.	1,268	41,552
Hecla Mining Co.	58,317	228,603
Kaiser Aluminum Corp.	1,961	155,095
Materion Corp.	2,300	169,579
†MP Materials Corp.	2,460	78,917
Newmont Corp.	19,903	1,187,612
Nucor Corp.	19,118	1,996,110
Reliance Steel & Aluminum Co.	5,749	976,525
Royal Gold, Inc.	5,496	586,863
Ryerson Holding Corp.	607	12,923
Schnitzer Steel Industries, Inc. Class A	2,756	90,507
Southern Copper Corp.	4,923	245,215
Steel Dynamics, Inc.	21,496	1,421,960

LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
SunCoke Energy, Inc.	15,427	$ 105,058
†TimkenSteel Corp.	6,778	126,816
U.S. Steel Corp.	19,736	353,472
Warrior Met Coal, Inc.	5,674	173,681
Worthington Industries, Inc.	3,912	172,519
		12,604,486
Multiline Retail–0.74%
Big Lots, Inc.	4,322	90,632
Dillard's, Inc. Class A	3,626	799,787
Dollar General Corp.	8,779	2,154,718
†Dollar Tree, Inc.	16,075	2,505,289
Kohl's Corp.	17,305	617,616
Macy's, Inc.	41,432	759,034
Nordstrom, Inc.	4,534	95,803
†Ollie's Bargain Outlet Holdings, Inc.	3,936	231,240
Target Corp.	19,765	2,791,411
		10,045,530
Multi-Utilities–0.76%
Ameren Corp.	8,666	783,060
Avista Corp.	5,502	239,392
Black Hills Corp.	4,628	336,780
CenterPoint Energy, Inc.	22,804	674,542
CMS Energy Corp.	11,504	776,520
Consolidated Edison, Inc.	10,269	976,582
Dominion Energy, Inc.	21,497	1,715,676
DTE Energy Co.	6,090	771,908
NiSource, Inc.	16,856	497,083
NorthWestern Corp.	3,593	211,735
Public Service Enterprise Group, Inc.	16,849	1,066,205
Sempra Energy	6,916	1,039,267
Unitil Corp.	1,492	87,610
WEC Energy Group, Inc.	11,137	1,120,828
		10,297,188
Oil, Gas & Consumable Fuels–4.93%
Antero Midstream Corp.	23,697	214,458
†Antero Resources Corp.	21,428	656,768
APA Corp.	24,746	863,635
Arch Resources, Inc.	2,884	412,672
Berry Corp.	5,961	45,423
Brigham Minerals, Inc. Class A	3,472	85,515
California Resources Corp.	1,240	47,740
†Callon Petroleum Co.	5,442	213,326
†Centennial Resource Development, Inc. Class A	22,272	133,187
Cheniere Energy, Inc.	9,402	1,250,748
Chesapeake Energy Corp.	3,224	261,466
Chevron Corp.	63,357	9,172,826
Civitas Resources, Inc.	1,747	91,351
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Clean Energy Fuels Corp.	25,088	$ 112,394
†CNX Resources Corp.	18,203	299,621
†Comstock Resources, Inc.	15,974	192,966
ConocoPhillips	48,451	4,351,384
†CONSOL Energy, Inc.	4,705	232,333
Continental Resources, Inc.	6,219	406,412
Coterra Energy, Inc.	69,289	1,786,963
CVR Energy, Inc.	8,133	272,456
†Delek U.S. Holdings, Inc.	9,997	258,322
†Denbury, Inc.	2,008	120,460
Devon Energy Corp.	37,189	2,049,486
DHT Holdings, Inc.	14,019	85,936
Diamondback Energy, Inc.	10,023	1,214,286
Dorian LPG Ltd.	349	5,305
†DT Midstream, Inc.	4,017	196,913
EnLink Midstream LLC	18,193	154,641
EOG Resources, Inc.	21,512	2,375,785
EQT Corp.	18,234	627,250
Equitrans Midstream Corp.	14,947	95,063
Exxon Mobil Corp.	137,575	11,781,923
†Green Plains, Inc.	4,898	133,079
†Gulfport Energy Corp.	612	48,660
Hess Corp.	14,817	1,569,713
HF Sinclair Corp.	18,276	825,344
International Seaways, Inc.	3,390	71,868
Kinder Morgan, Inc.	61,710	1,034,260
Kinetik Holdings, Inc. Class A	1,998	68,212
†Kosmos Energy Ltd.	44,165	273,381
†Laredo Petroleum, Inc.	1,478	101,893
Magnolia Oil & Gas Corp. Class A	12,433	260,969
Marathon Oil Corp.	56,103	1,261,195
Marathon Petroleum Corp.	29,946	2,461,861
Matador Resources Co.	13,122	611,354
Murphy Oil Corp.	15,669	473,047
NACCO Industries, Inc. Class A	200	7,580
New Fortress Energy, Inc.	7,583	300,059
Northern Oil & Gas, Inc.	1,952	49,308
Oasis Petroleum, Inc.	1,912	232,595
Occidental Petroleum Corp.	63,728	3,752,305
ONEOK, Inc.	25,822	1,433,121
Ovintiv, Inc.	4,175	184,493
†Par Pacific Holdings, Inc.	6,187	96,455
†PBF Energy, Inc. Class A	14,133	410,140
PDC Energy, Inc.	13,619	839,067
†Peabody Energy Corp.	15,632	333,431
Phillips 66	12,822	1,051,276
PHX Minerals, Inc.	1,806	5,490
Pioneer Natural Resources Co.	7,310	1,630,715
†Range Resources Corp.	18,226	451,093
†Ranger Oil Corp. Class A	1,279	42,041

LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†REX American Resources Corp.	1,042	$ 88,362
Scorpio Tankers, Inc.	6,981	240,914
SFL Corp. Ltd.	13,649	129,529
SM Energy Co.	18,345	627,216
†Southwestern Energy Co.	52,528	328,300
†Talos Energy, Inc.	7,201	111,399
Targa Resources Corp.	16,910	1,009,020
†Teekay Corp.	13,659	39,338
†Teekay Tankers Ltd. Class A	5,037	88,802
Texas Pacific Land Corp.	214	318,436
Valero Energy Corp.	17,485	1,858,306
Whiting Petroleum Corp.	1,697	115,447
Williams Cos., Inc.	53,335	1,664,585
World Fuel Services Corp.	8,358	171,005
		66,873,678
Paper & Forest Products–0.08%
†Clearwater Paper Corp.	2,473	83,167
Glatfelter Corp.	4,944	34,015
Louisiana-Pacific Corp.	8,881	465,453
Mercer International, Inc.	10,372	136,392
Neenah, Inc.	2,359	80,536
†Resolute Forest Products, Inc.	7,351	93,799
Schweitzer-Mauduit International, Inc.	4,384	110,126
†Sylvamo Corp.	1,931	63,105
		1,066,593
Personal Products–0.26%
†BellRing Brands, Inc.	10,725	266,945
†Coty, Inc. Class A	39,789	318,710
Edgewell Personal Care Co.	5,853	202,046
†elf Beauty, Inc.	3,904	119,775
Estee Lauder Cos., Inc. Class A	6,443	1,640,839
†Herbalife Nutrition Ltd.	9,618	196,688
Inter Parfums, Inc.	2,708	197,846
Medifast, Inc.	806	145,491
Natural Health Trends Corp.	1,722	9,239
Nu Skin Enterprises, Inc. Class A	4,913	212,733
†USANA Health Sciences, Inc.	2,193	158,685
		3,468,997
Pharmaceuticals–3.91%
†Amneal Pharmaceuticals, Inc.	12,683	40,332
†Amphastar Pharmaceuticals, Inc.	7,904	274,980
†ANI Pharmaceuticals, Inc.	738	21,896
Bristol-Myers Squibb Co.	69,858	5,379,066
†Catalent, Inc.	7,560	811,112
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Corcept Therapeutics, Inc.	5,666	$ 134,738
†Cymabay Therapeutics, Inc.	5,176	15,269
†Elanco Animal Health, Inc.	22,076	433,352
Eli Lilly & Co.	28,306	9,177,654
†Endo International PLC	19,354	9,013
†Harmony Biosciences Holdings, Inc.	1,454	70,912
†Innoviva, Inc.	12,944	191,053
†Intellia Therapeutics, Inc.	2,940	152,174
†Intra-Cellular Therapies, Inc.	5,388	307,547
†Jazz Pharmaceuticals PLC	4,967	774,902
Johnson & Johnson	83,396	14,803,624
Merck & Co., Inc.	81,852	7,462,447
†Nektar Therapeutics	9,757	37,077
†NGM Biopharmaceuticals, Inc.	1,298	16,640
Organon & Co.	9,303	313,976
†Otonomy, Inc.	619	1,288
†Pacira BioSciences, Inc.	500	29,150
Perrigo Co. PLC	8,951	363,142
Pfizer, Inc.	156,456	8,202,988
Phibro Animal Health Corp. Class A	1,442	27,585
†Prestige Consumer Healthcare, Inc.	5,307	312,052
†Sarepta Therapeutics, Inc.	1,583	118,662
SIGA Technologies, Inc.	5,213	60,367
†Supernus Pharmaceuticals, Inc.	3,800	109,896
†Taro Pharmaceutical Industries Ltd.	3,413	123,414
Viatris, Inc.	55,995	586,268
Zoetis, Inc.	16,003	2,750,756
		53,113,332
Professional Services–0.97%
†ASGN, Inc.	5,526	498,721
Barrett Business Services, Inc.	300	21,861
Booz Allen Hamilton Holding Corp.	9,775	883,269
†CACI International, Inc. Class A	2,587	728,965
†CBIZ, Inc.	6,133	245,075
†Clarivate PLC	3,625	50,242
†CoStar Group, Inc.	7,680	463,949
†Dun & Bradstreet Holdings, Inc.	3,564	53,567
Equifax, Inc.	3,968	725,271
Exponent, Inc.	4,416	403,931
†Forrester Research, Inc.	2,034	97,307
†Franklin Covey Co.	993	45,857
†FTI Consulting, Inc.	3,393	613,624

LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Heidrick & Struggles International, Inc.	2,100	$ 67,956
†Huron Consulting Group, Inc.	2,990	194,320
ICF International, Inc.	2,478	235,410
Insperity, Inc.	2,353	234,900
Jacobs Engineering Group, Inc.	5,278	670,992
KBR, Inc.	12,823	620,505
Kelly Services, Inc. Class A	5,692	112,872
Kforce, Inc.	2,567	157,460
Korn Ferry	5,540	321,431
Leidos Holdings, Inc.	7,611	766,504
ManpowerGroup, Inc.	5,185	396,186
ManTech International Corp. Class A	3,157	301,336
†Mistras Group, Inc.	3,448	20,481
Nielsen Holdings PLC	26,911	624,873
Resources Connection, Inc.	4,071	82,926
Robert Half International, Inc.	9,812	734,821
Science Applications International Corp.	6,116	569,400
TransUnion	3,586	286,844
†TriNet Group, Inc.	6,496	504,219
†TrueBlue, Inc.	5,561	99,542
Verisk Analytics, Inc.	7,642	1,322,754
		13,157,371
Real Estate Management & Development–0.28%
†Anywhere Real Estate, Inc.	15,606	153,407
†CBRE Group, Inc. Class A	15,664	1,153,027
†Cushman & Wakefield PLC	4,785	72,923
Douglas Elliman, Inc.	7,104	34,028
eXp World Holdings, Inc.	2,976	35,028
†Forestar Group, Inc.	476	6,516
†FRP Holdings, Inc.	631	38,081
†Howard Hughes Corp.	4,225	287,511
†Jones Lang LaSalle, Inc.	4,649	812,924
Kennedy-Wilson Holdings, Inc.	16,113	305,180
Marcus & Millichap, Inc.	4,001	147,997
Newmark Group, Inc. Class A	20,238	195,702
†Rafael Holdings, Inc. Class B	1,698	3,175
RE/MAX Holdings, Inc. Class A	3,816	93,568
†Redfin Corp.	1,712	14,107
RMR Group, Inc. Class A	862	24,438
St. Joe Co.	5,394	213,387
†Tejon Ranch Co.	2,365	36,705
†Zillow Group, Inc. Class C	5,442	172,784
		3,800,488
Road & Rail–1.25%
AMERCO	1,663	795,297
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
ArcBest Corp.	3,105	$ 218,499
†Avis Budget Group, Inc.	3,264	480,069
Covenant Logistics Group, Inc.	3,400	85,306
CSX Corp.	75,077	2,181,738
Heartland Express, Inc.	11,699	162,733
JB Hunt Transport Services, Inc.	7,132	1,123,076
Knight-Swift Transportation Holdings, Inc.	13,736	635,839
Landstar System, Inc.	3,625	527,148
†Lyft, Inc. Class A	3,275	43,492
Marten Transport Ltd.	11,904	200,225
Norfolk Southern Corp.	7,308	1,661,035
Old Dominion Freight Line, Inc.	5,368	1,375,711
†PAM Transportation Services, Inc.	1,224	33,525
Ryder System, Inc.	5,995	426,005
†Saia, Inc.	2,727	512,676
Schneider National, Inc. Class B	12,607	282,145
†Uber Technologies, Inc.	14,942	305,713
Union Pacific Corp.	23,513	5,014,853
Universal Logistics Holdings, Inc.	2,500	68,275
†USA Truck, Inc.	1,448	45,496
Werner Enterprises, Inc.	9,031	348,055
†XPO Logistics, Inc.	9,670	465,707
		16,992,618
Semiconductors & Semiconductor Equipment–4.66%
†Advanced Micro Devices, Inc.	32,858	2,512,651
†Alpha & Omega Semiconductor Ltd.	1,200	40,008
†Ambarella, Inc.	1,579	103,361
Amkor Technology, Inc.	34,629	586,962
Analog Devices, Inc.	10,644	1,554,982
Applied Materials, Inc.	33,111	3,012,439
†Axcelis Technologies, Inc.	3,896	213,657
Broadcom, Inc.	15,314	7,439,694
†CEVA, Inc.	1,850	62,086
†Cirrus Logic, Inc.	5,584	405,063
CMC Materials, Inc.	2,032	354,564
†Cohu, Inc.	4,934	136,918
†Diodes, Inc.	3,823	246,851
†Enphase Energy, Inc.	3,297	643,706
Entegris, Inc.	5,386	496,212
†First Solar, Inc.	7,613	518,674
†FormFactor, Inc.	6,333	245,277
†Ichor Holdings Ltd.	2,461	63,937
Intel Corp.	167,231	6,256,112
KLA Corp.	6,710	2,141,027

LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Kulicke & Soffa Industries, Inc.	6,090	$ 260,713
Lam Research Corp.	5,946	2,533,888
†Lattice Semiconductor Corp.	7,133	345,950
†MACOM Technology Solutions Holdings, Inc.	4,534	209,017
Marvell Technology, Inc.	18,751	816,231
†MaxLinear, Inc.	5,270	179,075
Microchip Technology, Inc.	20,324	1,180,418
Micron Technology, Inc.	48,440	2,677,763
MKS Instruments, Inc.	4,703	482,669
Monolithic Power Systems, Inc.	1,103	423,596
†NeoPhotonics Corp.	2,126	33,442
NVE Corp.	50	2,331
NVIDIA Corp.	58,160	8,816,474
NXP Semiconductors NV	2,363	349,795
†ON Semiconductor Corp.	23,557	1,185,153
†Onto Innovation, Inc.	5,165	360,207
†PDF Solutions, Inc.	3,040	65,390
†Photronics, Inc.	5,636	109,789
Power Integrations, Inc.	5,085	381,426
†Qorvo, Inc.	5,681	535,832
QUALCOMM, Inc.	40,021	5,112,282
†Rambus, Inc.	12,319	264,735
†Semtech Corp.	5,171	284,250
†Silicon Laboratories, Inc.	2,813	394,439
Skyworks Solutions, Inc.	9,309	862,386
†SMART Global Holdings, Inc.	6,650	108,860
†SolarEdge Technologies, Inc.	1,742	476,751
†Synaptics, Inc.	3,515	414,946
Teradyne, Inc.	9,638	863,083
Texas Instruments, Inc.	37,904	5,823,950
†Ultra Clean Holdings, Inc.	2,793	83,148
Universal Display Corp.	1,770	179,018
†Veeco Instruments, Inc.	6,193	120,144
†Wolfspeed, Inc.	4,487	284,700
		63,256,032
Software–6.44%
A10 Networks, Inc.	4,393	63,171
†ACI Worldwide, Inc.	8,610	222,913
†Adobe, Inc.	11,801	4,319,874
†Alarm.com Holdings, Inc.	2,786	172,342
†Altair Engineering, Inc. Class A	997	52,343
†ANSYS, Inc.	2,448	585,782
†Appfolio, Inc. Class A	931	84,386
†Aspen Technology, Inc.	1,685	309,501
†Atlassian Corp. PLC Class A	1,880	352,312
†Autodesk, Inc.	5,266	905,541
†Avalara, Inc.	2,525	178,265
†Avaya Holdings Corp.	9,200	20,608
†Bill.com Holdings, Inc.	1,914	210,425
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Black Knight, Inc.	6,997	$ 457,534
†Blackbaud, Inc.	3,139	182,282
†Box, Inc. Class A	8,637	217,134
†Cadence Design Systems, Inc.	6,591	988,848
CDK Global, Inc.	9,277	508,101
†Cerence, Inc.	2,733	68,954
†Ceridian HCM Holding, Inc.	3,040	143,123
†Citrix Systems, Inc.	4,741	460,683
†Cognyte Software Ltd.	5,416	23,018
†CommVault Systems, Inc.	1,800	113,220
†Consensus Cloud Solutions, Inc.	1,735	75,785
†Coupa Software, Inc.	1,158	66,122
†Crowdstrike Holdings, Inc. Class A	1,645	277,281
†Datadog, Inc. Class A	1,907	181,623
†DocuSign, Inc.	2,254	129,335
Dolby Laboratories, Inc. Class A	6,088	435,657
†DoubleVerify Holdings, Inc.	2,263	51,302
†Dropbox, Inc. Class A	7,150	150,078
†Duck Creek Technologies, Inc.	5,244	77,873
†Dynatrace, Inc.	8,266	326,011
Ebix, Inc.	3,512	59,353
†Elastic NV	740	50,076
†Envestnet, Inc.	3,287	173,455
†Fair Isaac Corp.	1,097	439,787
†Five9, Inc.	698	63,616
†Fortinet, Inc.	23,705	1,341,229
†Guidewire Software, Inc.	3,986	282,966
†HubSpot, Inc.	998	300,049
InterDigital, Inc.	3,332	202,586
Intuit, Inc.	5,008	1,930,284
†Jamf Holding Corp.	2,756	68,266
†LiveRamp Holdings, Inc.	4,728	122,030
†Mandiant, Inc.	9,315	203,253
†Manhattan Associates, Inc.	4,099	469,745
Microsoft Corp.	211,633	54,353,703
†N-able, Inc.	4,705	42,345
†NCR Corp.	13,077	406,825
NortonLifeLock, Inc.	13,452	295,406
†OneSpan, Inc.	3,332	39,651
Oracle Corp.	40,525	2,831,482
†Palantir Technologies, Inc. Class A	14,120	128,068
†Palo Alto Networks, Inc.	1,055	521,107
†Paycom Software, Inc.	1,845	516,821
†Paylocity Holding Corp.	1,771	308,898
Pegasystems, Inc.	1,731	82,811
†Ping Identity Holding Corp.	3,234	58,665
Progress Software Corp.	4,679	211,959
†PTC, Inc.	4,125	438,652

LVIP Dimensional U.S. Core Equity 1 Fund–24

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Q2 Holdings, Inc.	1,216	$ 46,901
†Qualtrics International, Inc. Class A	1,800	22,518
†Qualys, Inc.	1,453	183,281
Roper Technologies, Inc.	2,223	877,307
†Sailpoint Technologies Holdings, Inc.	1,400	87,752
†Salesforce, Inc.	12,611	2,081,319
Sapiens International Corp. NV	854	20,658
†ServiceNow, Inc.	2,043	971,487
†Splunk, Inc.	2,645	233,977
†SPS Commerce, Inc.	602	68,056
†Synchronoss Technologies, Inc.	4,423	5,086
†Synopsys, Inc.	2,958	898,345
†Teradata Corp.	10,985	406,555
†Trade Desk, Inc. Class A	8,630	361,511
†Tyler Technologies, Inc.	1,278	424,909
†Unity Software, Inc.	1,201	44,221
†Verint Systems, Inc.	5,416	229,368
†Vertex, Inc. Class A	3,200	36,256
VMware, Inc. Class A	5,665	645,697
†Vonage Holdings Corp.	14,049	264,683
†Workday, Inc. Class A	1,507	210,347
Xperi Holding Corp.	14,584	210,447
†Zendesk, Inc.	2,528	187,249
†Zoom Video Communications, Inc. Class A	2,558	276,187
†Zscaler, Inc.	1,623	242,655
		87,391,287
Specialty Retail–2.45%
Aaron's Co., Inc.	3,102	45,134
†Abercrombie & Fitch Co. Class A	8,315	140,690
Academy Sports & Outdoors, Inc.	2,931	104,168
Advance Auto Parts, Inc.	4,345	752,076
American Eagle Outfitters, Inc.	17,294	193,347
†America's Car-Mart, Inc.	559	56,235
Arko Corp.	5,331	43,501
†Asbury Automotive Group, Inc.	2,126	360,017
†AutoNation, Inc.	10,371	1,159,063
†AutoZone, Inc.	624	1,341,051
†Barnes & Noble Education, Inc.	6,119	17,929
Bath & Body Works, Inc.	4,877	131,289
†Bed Bath & Beyond, Inc.	14,541	72,269
Best Buy Co., Inc.	17,025	1,109,860
Big 5 Sporting Goods Corp.	900	10,089
†Boot Barn Holdings, Inc.	3,430	236,361
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Buckle, Inc.	4,520	$ 125,159
Build-A-Bear Workshop, Inc.	2,901	47,634
†Burlington Stores, Inc.	1,507	205,299
Caleres, Inc.	7,320	192,077
Camping World Holdings, Inc. Class A	2,739	59,135
†CarMax, Inc.	11,131	1,007,133
†Carvana Co.	442	9,980
Cato Corp. Class A	4,303	49,958
†Chico's FAS, Inc.	18,957	94,216
†Children's Place, Inc.	1,721	66,981
†Citi Trends, Inc.	2,149	50,824
†Conn's, Inc.	6,316	50,654
Designer Brands, Inc. Class A	7,264	94,868
Dick's Sporting Goods, Inc.	8,270	623,310
†Five Below, Inc.	3,322	376,814
†Floor & Decor Holdings, Inc. Class A	5,614	353,457
Foot Locker, Inc.	11,651	294,188
Gap, Inc.	29,199	240,600
†Genesco, Inc.	3,102	154,821
Group 1 Automotive, Inc.	2,103	357,089
Guess?, Inc.	8,419	143,544
Haverty Furniture Cos., Inc.	2,655	61,543
Hibbett, Inc.	1,645	71,903
Home Depot, Inc.	26,918	7,382,800
†Leslie's, Inc.	2,875	43,643
Lithia Motors, Inc.	2,853	784,033
Lowe's Cos., Inc.	16,758	2,927,120
†MarineMax, Inc.	2,439	88,097
Monro, Inc.	2,231	95,665
Murphy USA, Inc.	3,722	866,742
†National Vision Holdings, Inc.	4,591	126,252
†ODP Corp.	6,111	184,797
†O'Reilly Automotive, Inc.	1,874	1,183,918
Penske Automotive Group, Inc.	9,169	959,903
Rent-A-Center, Inc.	8,035	156,281
†RH	1,359	288,461
Ross Stores, Inc.	17,024	1,195,596
†Sally Beauty Holdings, Inc.	5,960	71,043
Shoe Carnival, Inc.	3,150	68,071
Signet Jewelers Ltd.	8,178	437,196
†Sleep Number Corp.	2,723	84,277
Sonic Automotive, Inc. Class A	3,294	120,659
†Sportsman's Warehouse Holdings, Inc.	165	1,582
TJX Cos., Inc.	35,030	1,956,425
Tractor Supply Co.	6,528	1,265,453
†Ulta Beauty, Inc.	3,053	1,176,870
†Urban Outfitters, Inc.	8,844	165,029

LVIP Dimensional U.S. Core Equity 1 Fund–25

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Victoria's Secret & Co.	4,609	$ 128,914
Williams-Sonoma, Inc.	7,443	825,801
Winmark Corp.	151	29,531
†Zumiez, Inc.	3,015	78,390
		33,196,815
Technology Hardware, Storage & Peripherals–5.36%
†3D Systems Corp.	12,600	122,220
Apple, Inc.	488,229	66,750,669
†Avid Technology, Inc.	6,614	171,633
Dell Technologies, Inc. Class C	10,637	491,536
Hewlett Packard Enterprise Co.	66,095	876,420
HP, Inc.	39,718	1,301,956
NetApp, Inc.	10,966	715,422
†Pure Storage, Inc. Class A	9,250	237,817
Seagate Technology Holdings PLC	10,461	747,334
†Stratasys Ltd.	4,881	91,470
†Super Micro Computer, Inc.	2,058	83,040
†Western Digital Corp.	17,077	765,562
Xerox Holdings Corp.	23,774	353,044
		72,708,123
Textiles, Apparel & Luxury Goods–0.81%
†Capri Holdings Ltd.	15,972	655,012
Carter's, Inc.	3,697	260,565
Columbia Sportswear Co.	6,536	467,847
†Crocs, Inc.	5,293	257,610
Culp, Inc.	695	2,989
†Deckers Outdoor Corp.	2,578	658,292
†Fossil Group, Inc.	8,573	44,322
†G-III Apparel Group Ltd.	9,262	187,370
Hanesbrands, Inc.	36,640	377,026
Kontoor Brands, Inc.	1,846	61,601
Levi Strauss & Co. Class A	6,870	112,118
†Lululemon Athletica, Inc.	3,152	859,267
Movado Group, Inc.	2,255	69,747
NIKE, Inc. Class B	40,114	4,099,651
Oxford Industries, Inc.	1,750	155,295
PVH Corp.	5,201	295,937
Ralph Lauren Corp.	3,815	342,015
†Skechers USA, Inc. Class A	10,959	389,921
Steven Madden Ltd.	5,325	171,518
Tapestry, Inc.	16,823	513,438
†Under Armour, Inc. Class A	23,812	186,666
†Unifi, Inc.	3,174	44,626
†Vera Bradley, Inc.	810	3,515
VF Corp.	13,941	615,774
Wolverine World Wide, Inc.	7,147	144,084
		10,976,206
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.32%
†Axos Financial, Inc.	7,624	$ 273,320
Capitol Federal Financial, Inc.	17,349	159,264
†Columbia Financial, Inc.	6,136	133,826
Essent Group Ltd.	9,692	377,019
Federal Agricultural Mortgage Corp. Class C	1,195	116,692
Flagstar Bancorp, Inc.	5,432	192,564
Kearny Financial Corp.	10,885	120,932
MGIC Investment Corp.	35,831	451,471
†Mr Cooper Group, Inc.	6,569	241,345
New York Community Bancorp, Inc.	39,410	359,813
†NMI Holdings, Inc. Class A	9,001	149,867
Northfield Bancorp, Inc.	6,724	87,614
PennyMac Financial Services, Inc.	1,310	57,260
Provident Financial Services, Inc.	6,385	142,130
Radian Group, Inc.	20,843	409,565
Rocket Cos., Inc. Class A	9,767	71,885
†Sterling Bancorp, Inc.	1,664	9,485
TFS Financial Corp.	9,915	136,133
TrustCo Bank Corp. NY	2,494	76,915
Walker & Dunlop, Inc.	3,997	385,071
Waterstone Financial, Inc.	3,925	66,921
WSFS Financial Corp.	7,697	308,573
		4,327,665
Tobacco–0.46%
Altria Group, Inc.	49,032	2,048,067
Philip Morris International, Inc.	39,236	3,874,162
Universal Corp.	2,660	160,930
Vector Group Ltd.	14,208	149,184
		6,232,343
Trading Companies & Distributors–0.81%
Air Lease Corp.	16,007	535,114
Applied Industrial Technologies, Inc.	3,004	288,895
†Beacon Roofing Supply, Inc.	8,312	426,904
†BlueLinx Holdings, Inc.	1,356	90,594
Boise Cascade Co.	5,038	299,711
†DXP Enterprises, Inc.	1,631	49,958
Fastenal Co.	27,494	1,372,500
GATX Corp.	3,554	334,645
Global Industrial Co.	4,022	135,823
†GMS, Inc.	5,211	231,889
H&E Equipment Services, Inc.	5,317	154,033
Herc Holdings, Inc.	3,940	355,191
McGrath RentCorp	2,869	218,044
†MRC Global, Inc.	11,216	111,711

LVIP Dimensional U.S. Core Equity 1 Fund–26

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc. Class A	5,382	$ 404,242
†NOW, Inc.	13,867	135,619
Rush Enterprises, Inc. Class A	7,614	367,820
†SiteOne Landscape Supply, Inc.	1,610	191,381
Textainer Group Holdings Ltd.	6,500	178,165
†Titan Machinery, Inc.	4,300	96,363
Triton International Ltd.	8,058	424,254
†United Rentals, Inc.	7,322	1,778,587
†Univar Solutions, Inc.	13,479	335,223
†Veritiv Corp.	1,100	119,405
Watsco, Inc.	2,624	626,664
†WESCO International, Inc.	5,833	624,714
WW Grainger, Inc.	2,584	1,174,247
		11,061,696
Water Utilities–0.15%
American States Water Co.	2,081	169,622
American Water Works Co., Inc.	6,665	991,552
California Water Service Group	3,488	193,758
Essential Utilities, Inc.	10,156	465,653
Middlesex Water Co.	1,357	118,982
SJW Group	2,175	135,742
York Water Co.	591	23,894
		2,099,203
Wireless Telecommunication Services–0.24%
†Gogo, Inc.	3,721	60,243
Shenandoah Telecommunications Co.	4,651	103,252
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
Spok Holdings, Inc.	1,858	$ 11,705
Telephone & Data Systems, Inc.	9,452	149,247
†T-Mobile U.S., Inc.	20,911	2,813,366
†U.S. Cellular Corp.	3,838	111,149
		3,248,962
Total Common Stock (Cost $735,565,625)		1,353,629,630
PREFERRED STOCKS–0.01%
Qurate Retail, Inc. 8.00%	686	40,097
•WESCO International, Inc. 10.63% (H15T5Y + 10.33%)	3,174	87,031
Total Preferred Stocks (Cost $279,087)		127,128
RIGHTS–0.00%
=†Achillion Pharmaceuticals, Inc. CVR	5,527	8,014
=†Contra Zagg, Inc. CVR	1,799	162
=†Contra Zogenix, Inc. CVR	4,371	2,972
Total Rights (Cost $5,677)		11,148

MONEY MARKET FUND–0.27%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	3,743,419	3,743,419
Total Money Market Fund (Cost $3,743,419)		3,743,419

TOTAL INVESTMENTS–100.00% (Cost $739,593,808)	1,357,511,325
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–0.00%	(39,473)
NET ASSETS APPLICABLE TO 36,139,358 SHARES OUTSTANDING–100.00%	$1,357,471,852
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND STANDARD CLASS ($1,092,845,866 / 29,040,304 Shares)	$37.632
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND SERVICE CLASS ($264,625,986 / 7,099,054 Shares)	$37.276
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$ 628,972,548
Distributable earnings/(accumulated loss)	728,499,304
TOTAL NET ASSETS	$1,357,471,852

LVIP Dimensional U.S. Core Equity 1 Fund–27

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
★ Includes $651,321 payable for securities purchased, $920,522 payable for fund shares redeemed, $73,442 other accrued expenses payable and $503,422 due to manager and affiliates as of June 30, 2022.

Summary of Abbreviations:
CVR–Contingent Value Rights
H15T5Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund–28

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 12,423,499
Foreign taxes withheld	(3,449)
12,420,050
EXPENSES:
Management fees	2,600,391
Distribution fees-Service Class	518,902
Shareholder servicing fees	224,527
Accounting and administration expenses	148,213
Professional fees	27,799
Trustees’ fees and expenses	24,413
Reports and statements to shareholders	15,711
Pricing fees	13,242
Custodian fees	10,313
Consulting fees	1,668
Other	18,058
3,603,237
Less:
Management fees waived	(77,423)
Total operating expenses	3,525,814
NET INVESTMENT INCOME	8,894,236
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	35,158,888
Foreign currencies	6
Net realized gain	35,158,894
Net change in unrealized appreciation (depreciation) of:
Investments	(364,830,854)
Foreign currencies	(32)
Net change in unrealized appreciation (depreciation)	(364,830,886)
NET REALIZED AND UNREALIZED LOSS	(329,671,992)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(320,777,756)
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 8,894,236	$ 15,876,668
Net realized gain	35,158,894	75,679,901
Net change in unrealized appreciation (depreciation)	(364,830,886)	304,022,964
Net increase (decrease) in net assets resulting from operations	(320,777,756)	395,579,533
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(68,352,860)
Service Class	—	(14,885,077)
	—	(83,237,937)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,122,216	24,545,227
Service Class	22,878,457	50,267,050
Reinvestment of dividends and distributions:
Standard Class	—	68,352,860
Service Class	—	14,885,077
	32,000,673	158,050,214
Cost of shares redeemed:
Standard Class	(67,403,206)	(175,045,629)
Service Class	(25,135,219)	(54,615,763)
	(92,538,425)	(229,661,392)
Decrease in net assets derived from capital share transactions	(60,537,752)	(71,611,178)
NET INCREASE (DECREASE) IN NET ASSETS	(381,315,508)	240,730,418
NET ASSETS:
Beginning of period	1,738,787,360	1,498,056,942
End of period	$1,357,471,852	$1,738,787,360
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund–29

LVIP Dimensional U.S. Core Equity 1 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 1 Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 46.337	$ 38.201	$ 34.698	$ 28.534	$ 32.022	$ 27.254
Income (loss) from investment operations:
Net investment income[2]	0.256	0.447	0.454	0.468	0.457	0.416
Net realized and unrealized gain (loss)	(8.961)	9.971	4.986	8.000	(2.676)	5.236
Total from investment operations	(8.705)	10.418	5.440	8.468	(2.219)	5.652
Less dividends and distributions from:
Net investment income	—	(0.512)	(0.520)	(0.609)	(0.486)	(0.433)
Net realized gain	—	(1.770)	(1.417)	(1.695)	(0.783)	(0.451)
Total dividends and distributions	—	(2.282)	(1.937)	(2.304)	(1.269)	(0.884)
Net asset value, end of period	$ 37.632	$ 46.337	$ 38.201	$ 34.698	$ 28.534	$ 32.022
Total return[3]	(18.79%)	27.55%	16.40%	30.11%	(7.29%)	20.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,092,846	$1,409,944	$1,235,576	$1,191,025	$1,024,194	$1,245,607
Ratio of expenses to average net assets	0.39%	0.38%	0.41%	0.41%	0.42%	0.41%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.40%	0.39%	0.41%	0.41%	0.42%	—
Ratio of net investment income to average net assets	1.21%	1.03%	1.37%	1.43%	1.39%	1.41%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.20%	1.02%	1.37%	1.43%	1.39%	—
Portfolio turnover	2%	3%	6%	5%	5%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund–30

LVIP Dimensional U.S. Core Equity 1 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 1 Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 45.979	$ 37.935	$ 34.486	$ 28.389	$ 31.861	$ 27.130
Income (loss) from investment operations:
Net investment income[2]	0.180	0.292	0.335	0.352	0.339	0.312
Net realized and unrealized gain (loss)	(8.883)	9.885	4.934	7.945	(2.644)	5.199
Total from investment operations	(8.703)	10.177	5.269	8.297	(2.305)	5.511
Less dividends and distributions from:
Net investment income	—	(0.363)	(0.403)	(0.505)	(0.384)	(0.329)
Net realized gain	—	(1.770)	(1.417)	(1.695)	(0.783)	(0.451)
Total dividends and distributions	—	(2.133)	(1.820)	(2.200)	(1.167)	(0.780)
Net asset value, end of period	$ 37.276	$ 45.979	$ 37.935	$ 34.486	$ 28.389	$ 31.861
Total return[3]	(18.93%)	27.10%	16.00%	29.65%	(7.60%)	20.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 264,626	$328,843	$262,481	$231,315	$155,082	$138,464
Ratio of expenses to average net assets	0.74%	0.73%	0.76%	0.76%	0.77%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.74%	0.76%	0.76%	0.77%	—
Ratio of net investment income to average net assets	0.86%	0.68%	1.02%	1.08%	1.04%	1.06%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.85%	0.67%	1.02%	1.08%	1.04%	—
Portfolio turnover	2%	3%	6%	5%	5%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund–31

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Dimensional U.S. Core Equity 1 Fund–32

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2022.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$53,252
Legal	9,506
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Dimensional U.S. Core Equity 1 Fund–33

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,305 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$382,554
Distribution fees payable to LFD	78,910
Printing and mailing fees payable to Lincoln Life	8,305
Shareholder servicing fees payable to Lincoln Life	33,653
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$28,784,023
Sales	79,032,188
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$739,593,808
Aggregate unrealized appreciation of investments	$696,459,018
Aggregate unrealized depreciation of investments	(78,541,501)
Net unrealized appreciation of investments	$617,917,517
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP Dimensional U.S. Core Equity 1 Fund–34

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 22,171,652	$—	$ —	$ 22,171,652
Air Freight & Logistics	10,039,744	—	—	10,039,744
Airlines	3,745,902	—	—	3,745,902
Auto Components	6,296,921	—	—	6,296,921
Automobiles	12,926,759	—	—	12,926,759
Banks	72,110,316	—	—	72,110,316
Beverages	22,846,926	—	—	22,846,926
Biotechnology	31,642,492	—	53,113	31,695,605
Building Products	12,998,414	—	—	12,998,414
Capital Markets	40,120,704	—	—	40,120,704
Chemicals	32,324,558	—	—	32,324,558
Commercial Services & Supplies	11,059,496	—	—	11,059,496
Communications Equipment	11,200,132	—	—	11,200,132
Construction & Engineering	6,855,624	—	—	6,855,624
Construction Materials	2,342,157	—	—	2,342,157
Consumer Finance	12,609,178	—	—	12,609,178
Containers & Packaging	10,992,437	—	—	10,992,437
Distributors	2,496,272	—	—	2,496,272
Diversified Consumer Services	4,190,861	—	—	4,190,861
Diversified Financial Services	14,851,993	—	—	14,851,993
Diversified Telecommunication Services	16,598,667	—	—	16,598,667
Electric Utilities	21,628,848	—	—	21,628,848
Electrical Equipment	10,030,333	—	—	10,030,333
Electronic Equipment, Instruments & Components	18,440,239	—	—	18,440,239
Energy Equipment & Services	7,319,351	—	—	7,319,351
Entertainment	11,370,370	—	—	11,370,370
Food & Staples Retailing	22,619,359	—	—	22,619,359
Food Products	22,783,472	—	—	22,783,472
Gas Utilities	3,195,029	—	—	3,195,029
Health Care Equipment & Supplies	26,942,266	—	—	26,942,266
Health Care Providers & Services	44,914,426	—	—	44,914,426
Health Care Technology	1,861,935	—	—	1,861,935
Hotels, Restaurants & Leisure	23,174,537	—	—	23,174,537
Household Durables	12,565,171	—	—	12,565,171
Household Products	17,082,640	—	—	17,082,640
Independent Power and Renewable Electricity Producers	2,836,996	—	—	2,836,996
Industrial Conglomerates	7,254,307	—	—	7,254,307
Insurance	44,257,752	—	—	44,257,752
Interactive Media & Services	48,231,225	—	—	48,231,225
Internet & Direct Marketing Retail	28,099,897	—	—	28,099,897
IT Services	55,800,180	—	—	55,800,180
Leisure Products	3,317,989	—	—	3,317,989
Life Sciences Tools & Services	18,679,158	—	—	18,679,158
Machinery	35,273,315	—	—	35,273,315
Marine	908,085	—	—	908,085
LVIP Dimensional U.S. Core Equity 1 Fund–35

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Media	$ 18,649,819	$—	$ —	$ 18,649,819
Metals & Mining	12,604,486	—	—	12,604,486
Multiline Retail	10,045,530	—	—	10,045,530
Multi-Utilities	10,297,188	—	—	10,297,188
Oil, Gas & Consumable Fuels	66,873,678	—	—	66,873,678
Paper & Forest Products	1,066,593	—	—	1,066,593
Personal Products	3,468,997	—	—	3,468,997
Pharmaceuticals	53,113,332	—	—	53,113,332
Professional Services	13,157,371	—	—	13,157,371
Real Estate Management & Development	3,800,488	—	—	3,800,488
Road & Rail	16,992,618	—	—	16,992,618
Semiconductors & Semiconductor Equipment	63,256,032	—	—	63,256,032
Software	87,391,287	—	—	87,391,287
Specialty Retail	33,196,815	—	—	33,196,815
Technology Hardware, Storage & Peripherals	72,708,123	—	—	72,708,123
Textiles, Apparel & Luxury Goods	10,976,206	—	—	10,976,206
Thrifts & Mortgage Finance	4,327,665	—	—	4,327,665
Tobacco	6,232,343	—	—	6,232,343
Trading Companies & Distributors	11,061,696	—	—	11,061,696
Water Utilities	2,099,203	—	—	2,099,203
Wireless Telecommunication Services	3,248,962	—	—	3,248,962
Preferred Stocks	127,128	—	—	127,128
Rights	—	—	11,148	11,148
Money Market Fund	3,743,419	—	—	3,743,419
Total Investments	$1,357,447,064	$—	$64,261	$1,357,511,325
During the six months ended June 30, 2022, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	214,577	572,037
Service Class	545,905	1,151,260
Shares reinvested:
Standard Class	—	1,528,060
Service Class	—	336,739
	760,482	3,588,096
Shares redeemed:
Standard Class	(1,602,038)	(4,016,598)
Service Class	(598,851)	(1,255,320)
	(2,200,889)	(5,271,918)
Net decrease	(1,440,407)	(1,683,822)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
LVIP Dimensional U.S. Core Equity 1 Fund–36

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund–37

LVIP Dimensional U.S. Core Equity 1 Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Dimensional U.S. Core Equity 1 Fund–38

LVIP Dimensional U.S. Core Equity 2 Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Dimensional U.S. Core Equity 2 Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional U.S. Core Equity 2 Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$819.40	0.49%	$2.21
Service Class Shares	1,000.00	818.30	0.74%	3.34
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.40	0.49%	$2.46
Service Class Shares	1,000.00	1,021.10	0.74%	3.71

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.67%
Aerospace & Defense	1.56%
Air Freight & Logistics	0.77%
Airlines	0.28%
Auto Components	0.54%
Automobiles	0.52%
Banks	5.68%
Beverages	1.59%
Biotechnology	2.48%
Building Products	1.06%
Capital Markets	2.97%
Chemicals	2.55%
Commercial Services & Supplies	0.94%
Communications Equipment	0.77%
Construction & Engineering	0.59%
Construction Materials	0.19%
Consumer Finance	1.04%
Containers & Packaging	0.90%
Distributors	0.21%
Diversified Consumer Services	0.36%
Diversified Financial Services	1.00%
Diversified Telecommunication Services	1.32%
Electric Utilities	1.02%
Electrical Equipment	0.84%
Electronic Equipment, Instruments & Components	1.54%
Energy Equipment & Services	0.61%
Entertainment	0.75%
Food & Staples Retailing	1.77%
Food Products	1.84%
Gas Utilities	0.26%
Health Care Equipment & Supplies	1.84%
Health Care Providers & Services	3.32%
Health Care Technology	0.12%
Hotels, Restaurants & Leisure	1.43%
Household Durables	1.02%
Household Products	1.31%
Independent Power and Renewable Electricity Producers	0.24%
Industrial Conglomerates	0.47%
Insurance	3.45%
Interactive Media & Services	3.14%
Internet & Direct Marketing Retail	1.19%
IT Services	4.14%
Leisure Products	0.30%
Life Sciences Tools & Services	1.35%
Machinery	2.94%
Security Type/Sector	Percentage of Net Assets
Marine	0.08%
Media	1.48%
Metals & Mining	1.09%
Multiline Retail	0.77%
Multi-Utilities	0.57%
Oil, Gas & Consumable Fuels	5.27%
Paper & Forest Products	0.10%
Personal Products	0.23%
Pharmaceuticals	4.12%
Professional Services	1.17%
Real Estate Management & Development	0.31%
Road & Rail	1.51%
Semiconductors & Semiconductor Equipment	4.17%
Software	6.30%
Specialty Retail	2.27%
Technology Hardware, Storage & Peripherals	5.27%
Textiles, Apparel & Luxury Goods	0.84%
Thrifts & Mortgage Finance	0.34%
Tobacco	0.22%
Trading Companies & Distributors	0.91%
Water Utilities	0.18%
Wireless Telecommunication Services	0.26%
Preferred Stock	0.01%
Rights	0.00%
Money Market Fund	0.36%
Total Investments	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Apple, Inc.	4.87%
Microsoft Corp.	4.25%
Meta Platforms, Inc. Class A	1.10%
Johnson & Johnson	1.04%
Amazon.com, Inc.	1.01%
Alphabet, Inc. Class A	0.99%
Procter & Gamble Co.	0.90%
Alphabet, Inc. Class C	0.89%
Pfizer, Inc.	0.83%
UnitedHealth Group, Inc.	0.83%
Total	16.71%

IT–Information Technology

LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.67%
Aerospace & Defense–1.56%
†AAR Corp.	2,339	$ 97,864
†Aerojet Rocketdyne Holdings, Inc.	6,136	249,122
†AeroVironment, Inc.	732	60,170
†Astronics Corp.	3,366	33,659
†Axon Enterprise, Inc.	892	83,108
†Boeing Co.	3,476	475,239
BWX Technologies, Inc.	5,445	299,965
Curtiss-Wright Corp.	3,000	396,180
†Ducommun, Inc.	1,095	47,129
General Dynamics Corp.	3,875	857,344
HEICO Corp.	2,110	251,232
Hexcel Corp.	6,480	338,969
Howmet Aerospace, Inc.	9,783	307,675
Huntington Ingalls Industries, Inc.	1,759	383,145
Kaman Corp.	2,196	68,625
†Kratos Defense & Security Solutions, Inc.	7,221	100,227
L3Harris Technologies, Inc.	2,580	623,586
Lockheed Martin Corp.	4,642	1,995,874
Maxar Technologies, Inc.	411	10,723
†Mercury Systems, Inc.	2,137	137,473
Moog, Inc. Class A	2,078	164,972
National Presto Industries, Inc.	415	27,241
Northrop Grumman Corp.	3,250	1,555,352
Park Aerospace Corp.	1,422	18,145
†Parsons Corp.	3,000	121,260
Raytheon Technologies Corp.	17,936	1,723,829
Textron, Inc.	7,208	440,193
†TransDigm Group, Inc.	988	530,230
†Triumph Group, Inc.	2,183	29,012
†Vectrus, Inc.	700	23,422
Woodward, Inc.	2,515	232,612
		11,683,577
Air Freight & Logistics–0.77%
†Air Transport Services Group, Inc.	4,399	126,383
†Atlas Air Worldwide Holdings, Inc.	1,872	115,521
CH Robinson Worldwide, Inc.	6,781	687,390
Expeditors International of Washington, Inc.	6,016	586,319
FedEx Corp.	6,059	1,373,636
Forward Air Corp.	1,360	125,066
†GXO Logistics, Inc.	6,121	264,856
†Hub Group, Inc. Class A	1,843	130,743
†Radiant Logistics, Inc.	4,220	31,312
United Parcel Service, Inc. Class B	12,787	2,334,139
		5,775,365
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Airlines–0.28%
†Alaska Air Group, Inc.	6,350	$ 254,317
†Allegiant Travel Co.	963	108,906
†American Airlines Group, Inc.	14,699	186,383
†Copa Holdings SA Class A	1,782	112,925
†Delta Air Lines, Inc.	11,418	330,779
†Hawaiian Holdings, Inc.	3,086	44,161
†JetBlue Airways Corp.	17,815	149,112
†Mesa Air Group, Inc.	2,354	5,155
†SkyWest, Inc.	3,119	66,279
†Southwest Airlines Co.	12,115	437,594
†Spirit Airlines, Inc.	5,476	130,548
†United Airlines Holdings, Inc.	7,109	251,801
		2,077,960
Auto Components–0.54%
†Adient PLC	6,791	201,217
†American Axle & Manufacturing Holdings, Inc.	7,274	54,773
†Aptiv PLC	4,752	423,261
Autoliv, Inc.	5,998	429,277
BorgWarner, Inc.	14,888	496,813
†Cooper-Standard Holdings, Inc.	1,627	8,119
Dana, Inc.	8,992	126,517
†Dorman Products, Inc.	1,581	173,452
†Fox Factory Holding Corp.	1,929	155,362
Gentex Corp.	14,126	395,104
†Gentherm, Inc.	1,589	99,169
†Goodyear Tire & Rubber Co.	17,941	192,148
†Horizon Global Corp.	1,513	2,466
LCI Industries	1,744	195,119
Lear Corp.	3,892	489,964
†Modine Manufacturing Co.	3,832	40,351
†Motorcar Parts of America, Inc.	2,131	27,959
Patrick Industries, Inc.	1,704	88,335
†QuantumScape Corp.	13,098	112,512
Standard Motor Products, Inc.	1,116	50,209
†Stoneridge, Inc.	2,012	34,506
†Superior Industries International, Inc.	1,457	5,755
†Tenneco, Inc. Class A	5,209	89,386
†Visteon Corp.	1,057	109,484
†XPEL, Inc.	339	15,570
		4,016,828
Automobiles–0.52%
Ford Motor Co.	46,611	518,781
†General Motors Co.	28,215	896,108
Harley-Davidson, Inc.	10,933	346,139
LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobiles (continued)
†Tesla, Inc.	2,657	$ 1,789,277
Thor Industries, Inc.	3,525	263,423
Winnebago Industries, Inc.	1,657	80,464
		3,894,192
Banks–5.68%
1st Source Corp.	1,869	84,853
ACNB Corp.	300	8,907
Allegiance Bancshares, Inc.	1,602	60,492
Amerant Bancorp, Inc.	828	23,283
American National Bankshares, Inc.	691	23,916
Ameris Bancorp	4,264	171,328
Ames National Corp.	508	11,267
Arrow Financial Corp.	1,242	39,508
Associated Banc-Corp.	9,472	172,959
Atlantic Union Bankshares Corp.	5,077	172,212
†Axos Financial, Inc.	4,313	154,621
Banc of California, Inc.	4,299	75,748
BancFirst Corp.	2,354	225,301
†Bancorp, Inc.	5,433	106,052
Bank of America Corp.	92,335	2,874,389
Bank of Hawaii Corp.	2,642	196,565
Bank of Marin Bancorp	1,102	35,022
Bank of NT Butterfield & Son Ltd.	3,380	105,422
Bank of Princeton	477	13,153
Bank OZK	8,849	332,103
BankFinancial Corp.	1,093	10,263
BankUnited, Inc.	5,824	207,160
Bankwell Financial Group, Inc.	404	12,544
Banner Corp.	1,939	108,991
Bar Harbor Bankshares	748	19,343
BayCom Corp.	1,762	36,438
Berkshire Hills Bancorp, Inc.	4,384	108,592
BOK Financial Corp.	3,149	238,001
Brookline Bancorp, Inc.	5,744	76,453
Business First Bancshares, Inc.	727	15,492
Byline Bancorp, Inc.	1,200	28,560
C&F Financial Corp.	247	11,355
Cadence Bank	14,152	332,289
†California BanCorp	410	7,839
Cambridge Bancorp	195	16,126
Camden National Corp.	1,173	51,671
Capital City Bank Group, Inc.	1,029	28,699
Capstar Financial Holdings, Inc.	789	15,480
Cathay General Bancorp	5,111	200,096
CBTX, Inc.	1,491	39,646
Central Pacific Financial Corp.	1,797	38,546
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Central Valley Community Bancorp	650	$ 9,425
Citigroup, Inc.	26,965	1,240,120
Citizens & Northern Corp.	830	20,061
Citizens Financial Group, Inc.	15,286	545,557
City Holding Co.	1,056	84,353
Civista Bancshares, Inc.	1,887	40,118
CNB Financial Corp.	1,363	32,971
†Coastal Financial Corp.	985	37,548
Codorus Valley Bancorp, Inc.	389	8,756
Columbia Banking System, Inc.	4,744	135,916
Comerica, Inc.	5,568	408,580
Commerce Bancshares, Inc.	6,729	441,759
Community Bank System, Inc.	3,521	222,809
Community Financial Corp.	282	10,400
Community Trust Bancorp, Inc.	1,576	63,733
ConnectOne Bancorp, Inc.	3,369	82,372
Cullen/Frost Bankers, Inc.	3,117	362,975
†Customers Bancorp, Inc.	2,725	92,377
CVB Financial Corp.	8,489	210,612
Dime Community Bancshares, Inc.	3,418	101,344
Eagle Bancorp, Inc.	2,082	98,708
East West Bancorp, Inc.	8,263	535,442
Enterprise Bancorp, Inc.	505	16,256
Enterprise Financial Services Corp.	2,260	93,790
Equity Bancshares, Inc. Class A	1,411	41,145
Farmers & Merchants Bancorp, Inc.	621	20,611
Farmers National Banc Corp.	1,405	21,075
FB Financial Corp.	3,337	130,877
Fifth Third Bancorp	18,805	631,848
Financial Institutions, Inc.	1,236	32,161
First Bancorp	2,305	80,444
First BanCorp	15,722	202,971
First Bancorp, Inc.	400	12,052
First Bancshares, Inc.	606	17,332
First Bank	702	9,814
First Busey Corp.	3,995	91,286
First Business Financial Services, Inc.	400	12,476
First Citizens BancShares, Inc. Class A	923	603,439
First Commonwealth Financial Corp.	7,586	101,804
First Community Bankshares, Inc.	1,806	53,114
First Financial Bancorp	6,619	128,409

LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Financial Bankshares, Inc.	6,396	$ 251,171
First Financial Corp.	910	40,495
First Foundation, Inc.	3,162	64,758
First Hawaiian, Inc.	9,409	213,678
First Horizon Corp.	29,816	651,778
First Internet Bancorp	281	10,346
First Interstate BancSystem, Inc. Class A	5,713	217,722
First Merchants Corp.	3,427	122,070
First Mid Bancshares, Inc.	782	27,894
First of Long Island Corp.	2,890	50,662
First Republic Bank	4,389	632,894
Flushing Financial Corp.	2,575	54,744
FNB Corp.	24,748	268,763
FNCB Bancorp, Inc.	1,311	10,488
Franklin Financial Services Corp.	484	14,638
Fulton Financial Corp.	10,167	146,913
German American Bancorp, Inc.	1,832	62,618
Glacier Bancorp, Inc.	7,320	347,114
Great Southern Bancorp, Inc.	1,288	75,425
Guaranty Bancshares, Inc.	986	35,742
Hancock Whitney Corp.	5,726	253,834
Hanmi Financial Corp.	2,726	61,171
HarborOne Bancorp, Inc.	3,449	47,562
Heartland Financial USA, Inc.	2,936	121,961
Heritage Commerce Corp.	4,676	49,986
Heritage Financial Corp.	2,744	69,039
Hilltop Holdings, Inc.	4,920	131,167
Home BancShares, Inc.	11,965	248,513
HomeStreet, Inc.	1,444	50,063
HomeTrust Bancshares, Inc.	2,018	50,450
Hope Bancorp, Inc.	7,589	105,032
Horizon Bancorp, Inc.	3,992	69,541
Huntington Bancshares, Inc.	38,021	457,393
Independent Bank Corp.	5,850	328,005
Independent Bank Group, Inc.	3,133	212,762
International Bancshares Corp.	4,629	185,530
Investar Holding Corp.	619	13,556
JPMorgan Chase & Co.	53,837	6,062,585
KeyCorp	23,443	403,923
Lakeland Bancorp, Inc.	3,667	53,612
Lakeland Financial Corp.	1,686	111,984
Live Oak Bancshares, Inc.	3,910	132,510
M&T Bank Corp.	6,487	1,033,963
Macatawa Bank Corp.	1,713	15,143
Mercantile Bank Corp.	1,549	49,491
Meta Financial Group, Inc.	3,630	140,372
Metrocity Bankshares, Inc.	927	18,827
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Metropolitan Bank Holding Corp.	1,000	$ 69,420
Mid Penn Bancorp, Inc.	517	13,943
Midland States Bancorp, Inc.	2,021	48,585
MidWestOne Financial Group, Inc.	1,275	37,893
National Bank Holdings Corp. Class A	1,818	69,575
National Bankshares, Inc.	222	6,971
NBT Bancorp, Inc.	3,154	118,559
†Nicolet Bankshares, Inc.	736	53,242
Northrim BanCorp, Inc.	322	12,964
Northwest Bancshares, Inc.	9,475	121,280
OceanFirst Financial Corp.	3,787	72,445
OFG Bancorp	3,694	93,828
Old National Bancorp	20,475	302,825
Old Second Bancorp, Inc.	1,033	13,822
Origin Bancorp, Inc.	1,422	55,174
Orrstown Financial Services, Inc.	503	12,158
Pacific Premier Bancorp, Inc.	5,733	167,633
PacWest Bancorp	6,636	176,916
Park National Corp.	1,191	144,409
Parke Bancorp, Inc.	739	15,489
PCB Bancorp	642	11,993
Peapack-Gladstone Financial Corp.	2,178	64,687
Peoples Bancorp of North Carolina, Inc.	800	21,728
Peoples Bancorp, Inc.	2,283	60,728
Peoples Financial Services Corp.	412	23,006
Pinnacle Financial Partners, Inc.	3,905	282,371
PNC Financial Services Group, Inc.	5,084	802,103
Popular, Inc.	5,265	405,036
Preferred Bank	1,329	90,399
Premier Financial Corp.	3,387	85,860
Primis Financial Corp.	1,601	21,822
Prosperity Bancshares, Inc.	4,571	312,062
QCR Holdings, Inc.	1,366	73,750
RBB Bancorp	1,258	26,003
Red River Bancshares, Inc.	400	21,632
Regions Financial Corp.	24,752	464,100
Renasant Corp.	4,113	118,496
Republic Bancorp, Inc. Class A	1,308	63,111
†Republic First Bancorp, Inc.	4,711	17,949
Richmond Mutual BanCorp, Inc.	246	3,439
S&T Bancorp, Inc.	3,057	83,853
Sandy Spring Bancorp, Inc.	3,595	140,457

LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Seacoast Banking Corp. of Florida	3,281	$ 108,404
ServisFirst Bancshares, Inc.	3,116	245,915
Sierra Bancorp	1,304	28,336
Signature Bank	1,450	259,854
Simmons First National Corp. Class A	7,801	165,849
SmartFinancial, Inc.	542	13,095
†Southern First Bancshares, Inc.	419	18,264
Southside Bancshares, Inc.	2,708	101,333
SouthState Corp.	4,676	360,753
Stock Yards Bancorp, Inc.	1,461	87,397
Summit Financial Group, Inc.	450	12,501
†SVB Financial Group	1,665	657,658
Synovus Financial Corp.	9,521	343,232
†Texas Capital Bancshares, Inc.	2,530	133,179
Tompkins Financial Corp.	1,112	80,175
Towne Bank	4,814	130,700
TriCo Bancshares	2,055	93,790
†Triumph Bancorp, Inc.	2,365	147,954
Truist Financial Corp.	16,483	781,789
Trustmark Corp.	4,607	134,478
U.S. Bancorp	26,453	1,217,367
UMB Financial Corp.	2,898	249,518
Umpqua Holdings Corp.	14,427	241,941
United Bankshares, Inc.	8,773	307,669
United Community Banks, Inc.	5,327	160,822
Univest Financial Corp.	2,727	69,375
Valley National Bancorp	26,937	280,414
Veritex Holdings, Inc.	2,371	69,375
Washington Federal, Inc.	4,358	130,827
Washington Trust Bancorp, Inc.	1,505	72,797
Webster Financial Corp.	10,320	434,988
Wells Fargo & Co.	52,041	2,038,446
WesBanco, Inc.	5,072	160,833
West BanCorp, Inc.	758	18,450
Westamerica BanCorp	1,867	103,917
Western Alliance Bancorp	5,374	379,404
†William Penn Bancorp	914	10,649
Wintrust Financial Corp.	2,899	232,355
Zions Bancorp NA	7,368	375,031
		42,615,963
Beverages–1.59%
†Boston Beer Co., Inc. Class A	527	159,665
Brown-Forman Corp. Class A	8,438	587,782
†Celsius Holdings, Inc.	783	51,098
Coca-Cola Co.	66,136	4,160,616
Coca-Cola Consolidated, Inc.	532	299,995
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
Constellation Brands, Inc. Class A	1,643	$ 382,917
Keurig Dr Pepper, Inc.	6,902	244,262
MGP Ingredients, Inc.	1,309	131,018
Molson Coors Beverage Co. Class B	8,465	461,427
†Monster Beverage Corp.	3,134	290,522
National Beverage Corp.	4,024	196,934
PepsiCo, Inc.	29,654	4,942,136
		11,908,372
Biotechnology–2.48%
AbbVie, Inc.	31,346	4,800,953
†ACADIA Pharmaceuticals, Inc.	3,332	46,948
†Adverum Biotechnologies, Inc.	5,792	6,950
†Agios Pharmaceuticals, Inc.	1,115	24,720
†Akebia Therapeutics, Inc.	7,580	2,676
†Albireo Pharma, Inc.	900	17,874
†Alkermes PLC	7,678	228,728
†Allakos, Inc.	198	620
†Allogene Therapeutics, Inc.	2,127	24,248
†Alnylam Pharmaceuticals, Inc.	409	59,653
Amgen, Inc.	12,442	3,027,139
†AnaptysBio, Inc.	1,298	26,349
†Anika Therapeutics, Inc.	1,049	23,414
†Arcus Biosciences, Inc.	1,344	34,057
†Arcutis Biotherapeutics, Inc.	1,509	32,157
†Ardelyx, Inc.	2,308	1,361
†Assembly Biosciences, Inc.	1,150	2,415
†Atara Biotherapeutics, Inc.	2,169	16,897
†Avidity Biosciences, Inc.	940	13,658
†Biogen, Inc.	4,046	825,141
†Biohaven Pharmaceutical Holding Co. Ltd.	1,563	227,745
†BioMarin Pharmaceutical, Inc.	2,850	236,179
†Bluebird Bio, Inc.	2,545	10,536
†Blueprint Medicines Corp.	1,479	74,704
†CareDx, Inc.	2,553	54,838
†Catalyst Pharmaceuticals, Inc.	2,500	17,525
†ChemoCentryx, Inc.	443	10,978
†Chimerix, Inc.	1,691	3,517
†Chinook Therapeutics, Inc.	2,165	37,866
†Concert Pharmaceuticals, Inc.	1,683	7,085
†Crinetics Pharmaceuticals, Inc.	600	11,190
†CRISPR Therapeutics AG	1,463	88,906
†Deciphera Pharmaceuticals, Inc.	1,974	25,958

LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Denali Therapeutics, Inc.	3,237	$ 95,265
†Design Therapeutics, Inc.	1,353	18,942
†Eagle Pharmaceuticals, Inc.	867	38,521
†Editas Medicine, Inc.	2,173	25,707
†Eiger BioPharmaceuticals, Inc.	3,400	21,420
†Emergent BioSolutions, Inc.	3,148	97,714
†Enanta Pharmaceuticals, Inc.	1,564	73,930
†Enochian Biosciences, Inc.	1,600	3,088
†Exact Sciences Corp.	2,539	100,011
†Exelixis, Inc.	14,409	299,995
†Fate Therapeutics, Inc.	1,229	30,455
†FibroGen, Inc.	797	8,416
†G1 Therapeutics, Inc.	1,617	7,988
†Generation Bio Co.	2,510	16,466
Gilead Sciences, Inc.	24,883	1,538,018
†Global Blood Therapeutics, Inc.	1,051	33,579
†Halozyme Therapeutics, Inc.	4,947	217,668
†Horizon Therapeutics PLC	4,895	390,425
†Ideaya Biosciences, Inc.	1,500	20,700
†ImmunoGen, Inc.	4,878	21,951
†Incyte Corp.	2,494	189,469
†Insmed, Inc.	777	15,322
†Ionis Pharmaceuticals, Inc.	3,180	117,724
†Iovance Biotherapeutics, Inc.	3,515	38,806
†Ironwood Pharmaceuticals, Inc.	7,322	84,423
†Jounce Therapeutics, Inc.	728	2,206
†KalVista Pharmaceuticals, Inc.	4,047	39,822
†Kodiak Sciences, Inc.	240	1,834
†Krystal Biotech, Inc.	200	13,132
†Kura Oncology, Inc.	1,842	33,764
†Kymera Therapeutics, Inc.	638	12,562
†Lexicon Pharmaceuticals, Inc.	4,300	7,998
†Ligand Pharmaceuticals, Inc.	909	81,101
†Lineage Cell Therapeutics, Inc.	4,300	6,794
†Lumos Pharma, Inc.	21	162
†MacroGenics, Inc.	2,522	7,440
†Madrigal Pharmaceuticals, Inc.	698	49,963
†Mirati Therapeutics, Inc.	494	33,162
†Moderna, Inc.	4,700	671,395
†Molecular Templates, Inc.	2,529	2,305
†Myriad Genetics, Inc.	6,104	110,910
†Neurocrine Biosciences, Inc.	1,259	122,727
†NextCure, Inc.	3,736	17,559
=†PDL BioPharma, Inc.	12,718	30,905
†Protagonist Therapeutics, Inc.	3,412	26,989
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Prothena Corp. PLC	2,185	$ 59,323
†RAPT Therapeutics, Inc.	1,100	20,075
†Regeneron Pharmaceuticals, Inc.	1,969	1,163,935
†REGENXBIO, Inc.	2,597	64,146
†Relay Therapeutics, Inc.	2,207	36,967
†Replimune Group, Inc.	1,293	22,602
†REVOLUTION Medicines, Inc.	900	17,541
†Rhythm Pharmaceuticals, Inc.	1,655	6,868
†Rocket Pharmaceuticals, Inc.	1,401	19,278
†Sage Therapeutics, Inc.	752	24,290
†Sangamo Therapeutics, Inc.	8,751	36,229
†Seagen, Inc.	1,844	326,277
†Sorrento Therapeutics, Inc.	9,900	19,899
†Spectrum Pharmaceuticals, Inc.	5,260	4,103
†SpringWorks Therapeutics, Inc.	296	7,288
†Stoke Therapeutics, Inc.	1,500	19,815
†Syndax Pharmaceuticals, Inc.	2,263	43,540
†Talaris Therapeutics, Inc.	2,399	10,819
†Travere Therapeutics, Inc.	1,860	45,068
†Twist Bioscience Corp.	476	16,641
†Ultragenyx Pharmaceutical, Inc.	1,378	82,211
†United Therapeutics Corp.	2,384	561,766
†Vanda Pharmaceuticals, Inc.	3,572	38,935
†Verastem, Inc.	6,841	7,936
†Vertex Pharmaceuticals, Inc.	3,556	1,002,045
†Vir Biotechnology, Inc.	589	15,002
†Xencor, Inc.	3,216	88,022
†Y-mAbs Therapeutics, Inc.	1,554	23,512
		18,585,851
Building Products–1.06%
A O Smith Corp.	8,201	448,431
AAON, Inc.	3,577	195,876
Advanced Drainage Systems, Inc.	4,570	411,620
Allegion PLC	3,804	372,412
†American Woodmark Corp.	1,121	50,456
Apogee Enterprises, Inc.	1,507	59,104
Armstrong World Industries, Inc.	3,181	238,448
†AZEK Co., Inc.	2,991	50,069
†Builders FirstSource, Inc.	10,757	577,651
Carlisle Cos., Inc.	2,073	494,638
Carrier Global Corp.	25,580	912,183
†Cornerstone Building Brands, Inc.	5,674	138,956
CSW Industrials, Inc.	1,444	148,775

LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Fortune Brands Home & Security, Inc.	5,662	$ 339,041
†Gibraltar Industries, Inc.	1,995	77,306
Griffon Corp.	3,933	110,242
†Hayward Holdings, Inc.	3,463	49,833
Insteel Industries, Inc.	1,555	52,357
†JELD-WEN Holding, Inc.	7,208	105,165
Johnson Controls International PLC	7,194	344,449
Lennox International, Inc.	1,245	257,204
Masco Corp.	4,785	242,121
†Masonite International Corp.	1,626	124,926
Owens Corning	5,731	425,871
†PGT Innovations, Inc.	4,054	67,459
Quanex Building Products Corp.	2,203	50,118
†Resideo Technologies, Inc.	9,867	191,617
Simpson Manufacturing Co., Inc.	2,689	270,540
Tecnoglass, Inc.	1,700	29,835
Trane Technologies PLC	2,470	320,779
†Trex Co., Inc.	6,500	353,730
UFP Industries, Inc.	4,286	292,048
Zurn Water Solutions Corp.	6,889	187,656
		7,990,916
Capital Markets–2.97%
Affiliated Managers Group, Inc.	2,450	285,670
Ameriprise Financial, Inc.	4,154	987,323
Ares Management Corp. Class A	1,769	100,585
Artisan Partners Asset Management, Inc. Class A	3,108	110,552
†AssetMark Financial Holdings, Inc.	1,088	20,422
B Riley Financial, Inc.	150	6,338
Bank of New York Mellon Corp.	10,656	444,462
BGC Partners, Inc. Class A	17,890	60,289
BlackRock, Inc.	2,111	1,285,683
Blackstone, Inc.	5,556	506,874
†Blucora, Inc.	3,219	59,423
Brightsphere Investment Group, Inc.	2,470	44,485
†Cannae Holdings, Inc.	5,520	106,757
Cboe Global Markets, Inc.	3,177	359,605
Charles Schwab Corp.	11,522	727,960
CME Group, Inc.	3,001	614,305
Cohen & Steers, Inc.	2,732	173,728
Cowen, Inc. Class A	1,499	35,511
Diamond Hill Investment Group, Inc.	308	53,481
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
†Donnelley Financial Solutions, Inc.	3,917	$ 114,729
Evercore, Inc. Class A	3,008	281,579
FactSet Research Systems, Inc.	1,309	503,402
Federated Hermes, Inc.	6,284	199,768
Franklin Resources, Inc.	11,369	265,011
GAMCO Investors, Inc. Class A	694	14,505
Goldman Sachs Group, Inc.	5,708	1,695,390
Greenhill & Co., Inc.	1,658	15,287
Hamilton Lane, Inc. Class A	1,683	113,064
Houlihan Lokey, Inc.	2,512	198,272
Interactive Brokers Group, Inc. Class A	1,344	73,933
Intercontinental Exchange, Inc.	5,809	546,278
Invesco Ltd.	17,695	285,420
Janus Henderson Group PLC	10,713	251,863
Jefferies Financial Group, Inc.	12,086	333,815
KKR & Co., Inc.	11,406	527,984
Lazard Ltd. Class A	8,039	260,544
LPL Financial Holdings, Inc.	3,384	624,280
MarketAxess Holdings, Inc.	898	229,897
Moelis & Co. Class A	3,087	121,473
Moody's Corp.	2,960	805,031
Morgan Stanley	26,284	1,999,161
Morningstar, Inc.	1,777	429,732
MSCI, Inc.	625	257,594
Nasdaq, Inc.	4,429	675,600
Northern Trust Corp.	8,457	815,931
†Open Lending Corp. Class A	1,211	12,389
Oppenheimer Holdings, Inc. Class A	765	25,276
Piper Sandler Cos.,	1,263	143,174
PJT Partners, Inc. Class A	816	57,348
Raymond James Financial, Inc.	7,032	628,731
S&P Global, Inc.	3,140	1,058,368
†Safeguard Scientifics, Inc.	1,565	5,837
SEI Investments Co.	9,150	494,283
State Street Corp.	9,159	564,652
Stifel Financial Corp.	6,789	380,320
†StoneX Group, Inc.	1,244	97,119
T Rowe Price Group, Inc.	6,609	750,849
Tradeweb Markets, Inc. Class A	2,207	150,628
Victory Capital Holdings, Inc. Class A	700	16,870
Virtu Financial, Inc. Class A	5,162	120,842
Virtus Investment Partners, Inc.	420	71,828

LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Westwood Holdings Group, Inc.	439	$ 6,058
WisdomTree Investments, Inc.	10,540	53,438
		22,261,006
Chemicals–2.55%
AdvanSix, Inc.	2,562	85,673
†AgroFresh Solutions, Inc.	1,708	3,057
Air Products & Chemicals, Inc.	2,930	704,606
Albemarle Corp.	2,615	546,483
American Vanguard Corp.	2,114	47,248
Ashland Global Holdings, Inc.	3,930	404,986
†Aspen Aerogels, Inc.	400	3,952
Avient Corp.	6,532	261,803
†Axalta Coating Systems Ltd.	15,781	348,918
Balchem Corp.	1,569	203,562
Cabot Corp.	3,948	251,843
Celanese Corp.	3,452	405,990
CF Industries Holdings, Inc.	8,984	770,198
Chase Corp.	690	53,689
Chemours Co.	10,477	335,474
Corteva, Inc.	18,564	1,005,055
Dow, Inc.	22,099	1,140,529
DuPont de Nemours, Inc.	3,901	216,818
Eastman Chemical Co.	3,835	344,268
Ecolab, Inc.	2,758	424,070
Ecovyst, Inc.	2,313	22,783
Element Solutions, Inc.	17,028	303,098
†Flotek Industries, Inc.	3,167	3,142
FMC Corp.	3,567	381,705
FutureFuel Corp.	4,158	30,270
†GCP Applied Technologies, Inc.	4,182	130,813
Hawkins, Inc.	1,770	63,773
HB Fuller Co.	3,432	206,641
Huntsman Corp.	14,366	407,276
†Ingevity Corp.	2,010	126,911
Innospec, Inc.	1,414	135,447
International Flavors & Fragrances, Inc.	6,197	738,187
†Intrepid Potash, Inc.	1,283	58,107
Koppers Holdings, Inc.	1,060	23,998
Kronos Worldwide, Inc.	4,954	91,154
Linde PLC	6,241	1,794,475
†Livent Corp.	7,469	169,472
†LSB Industries, Inc.	3,136	43,465
LyondellBasell Industries NV Class A	17,181	1,502,650
Minerals Technologies, Inc.	2,394	146,848
Mosaic Co.	11,375	537,241
NewMarket Corp.	666	200,439
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Olin Corp.	12,382	$ 573,039
Orion Engineered Carbons SA	1,957	30,392
PPG Industries, Inc.	6,179	706,507
Quaker Chemical Corp.	243	36,333
†Rayonier Advanced Materials, Inc.	7,464	19,556
RPM International, Inc.	6,108	480,822
Scotts Miracle-Gro Co.	3,385	267,381
Sensient Technologies Corp.	2,141	172,479
Sherwin-Williams Co.	5,123	1,147,091
Stepan Co.	1,624	164,592
Tredegar Corp.	3,415	34,150
Trinseo PLC	3,760	144,610
Tronox Holdings PLC Class A	7,716	129,629
Valvoline, Inc.	8,731	251,715
†Venator Materials PLC	3,553	7,390
Westlake Corp.	3,165	310,233
		19,152,036
Commercial Services & Supplies–0.94%
ABM Industries, Inc.	4,513	195,954
ACCO Brands Corp.	7,956	51,953
Brady Corp. Class A	2,770	130,855
†BrightView Holdings, Inc.	3,756	45,072
Brink's Co.	2,184	132,591
†Casella Waste Systems, Inc. Class A	2,417	175,668
†CECO Environmental Corp.	1,187	7,098
†Cimpress PLC	912	35,477
Cintas Corp.	2,103	785,534
†Civeo Corp.	630	16,298
†Clean Harbors, Inc.	4,340	380,488
†Copart, Inc.	5,336	579,810
Deluxe Corp.	3,259	70,622
Ennis, Inc.	1,765	35,706
†Harsco Corp.	5,387	38,302
Healthcare Services Group, Inc.	4,016	69,919
†Heritage-Crystal Clean, Inc.	2,134	57,533
HNI Corp.	3,300	114,477
†IAA, Inc.	4,783	156,739
Interface, Inc.	3,770	47,276
†KAR Auction Services, Inc.	9,508	140,433
Kimball International, Inc. Class B	3,544	27,182
Matthews International Corp. Class A	2,379	68,206
MillerKnoll, Inc.	5,531	145,299
†Montrose Environmental Group, Inc.	388	13,099
MSA Safety, Inc.	1,750	211,872
NL Industries, Inc.	2,090	20,628
†Performant Financial Corp.	4,544	11,573

LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Pitney Bowes, Inc.	8,459	$ 30,622
†Quad/Graphics, Inc.	4,623	12,713
Republic Services, Inc.	3,990	522,171
Rollins, Inc.	8,554	298,706
†SP Plus Corp.	1,793	55,081
Steelcase, Inc. Class A	5,268	56,526
†Stericycle, Inc.	4,397	192,808
†Team, Inc.	1,744	1,296
Tetra Tech, Inc.	2,382	325,262
UniFirst Corp.	1,034	178,034
†Viad Corp.	1,218	33,629
VSE Corp.	1,374	51,635
Waste Management, Inc.	10,092	1,543,874
		7,068,021
Communications Equipment–0.77%
ADTRAN, Inc.	4,319	75,712
†Applied Optoelectronics, Inc.	1,210	1,875
†Arista Networks, Inc.	5,768	540,692
†CalAmp Corp.	3,203	13,357
†Calix, Inc.	1,776	60,633
†Cambium Networks Corp.	1,400	20,510
†Casa Systems, Inc.	3,998	15,712
†Ciena Corp.	8,129	371,495
Cisco Systems, Inc.	56,384	2,404,214
†Clearfield, Inc.	400	24,780
†CommScope Holding Co., Inc.	9,089	55,625
Comtech Telecommunications Corp.	2,049	18,584
†Digi International, Inc.	1,498	36,282
†DZS, Inc.	1,150	18,710
†Extreme Networks, Inc.	2,992	26,689
†F5, Inc.	1,813	277,462
†Harmonic, Inc.	6,256	54,240
†Infinera Corp.	10,268	55,036
Juniper Networks, Inc.	15,147	431,689
†Lumentum Holdings, Inc.	3,600	285,912
Motorola Solutions, Inc.	2,218	464,893
†NETGEAR, Inc.	2,066	38,262
†NetScout Systems, Inc.	5,309	179,710
†Palo Alto Networks, Inc.	166	81,994
†Ribbon Communications, Inc.	9,487	28,840
†Viasat, Inc.	2,404	73,635
†Viavi Solutions, Inc.	10,641	140,780
		5,797,323
Construction & Engineering–0.59%
AECOM	6,852	446,887
†Ameresco, Inc. Class A	3,022	137,682
Arcosa, Inc.	2,983	138,501
Argan, Inc.	1,157	43,179
Comfort Systems USA, Inc.	2,557	212,614
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†Concrete Pumping Holdings, Inc.	5,143	$ 31,167
†Construction Partners, Inc. Class A	2,150	45,021
†Dycom Industries, Inc.	2,115	196,780
EMCOR Group, Inc.	3,159	325,251
†Fluor Corp.	7,505	182,672
Granite Construction, Inc.	2,572	74,948
†Great Lakes Dredge & Dock Corp.	4,650	60,961
†IES Holdings, Inc.	1,179	35,570
†MasTec, Inc.	5,469	391,908
†Matrix Service Co.	2,351	11,896
MDU Resources Group, Inc.	12,934	349,089
†MYR Group, Inc.	1,177	103,729
†Northwest Pipe Co.	539	16,138
†NV5 Global, Inc.	614	71,678
Primoris Services Corp.	5,392	117,330
Quanta Services, Inc.	4,755	595,992
†Sterling Infrastructure, Inc.	2,101	46,054
†Tutor Perini Corp.	4,056	35,612
Valmont Industries, Inc.	1,274	286,179
†WillScot Mobile Mini Holdings Corp.	14,301	463,638
		4,420,476
Construction Materials–0.19%
Eagle Materials, Inc.	2,323	255,391
Martin Marietta Materials, Inc.	1,696	507,511
†Summit Materials, Inc. Class A	8,272	192,655
U.S. Lime & Minerals, Inc.	277	29,251
Vulcan Materials Co.	3,325	472,482
		1,457,290
Consumer Finance–1.04%
Ally Financial, Inc.	16,293	545,978
American Express Co.	15,598	2,162,195
†Atlanticus Holdings Corp.	351	12,345
Capital One Financial Corp.	6,837	712,347
†Credit Acceptance Corp.	1,348	638,157
Curo Group Holdings Corp.	1,445	7,991
Discover Financial Services	10,174	962,257
†Encore Capital Group, Inc.	2,487	143,674
†Enova International, Inc.	2,115	60,954
†EZCORP, Inc. Class A	4,961	37,257
FirstCash Holdings, Inc.	2,903	201,788
†Green Dot Corp. Class A	3,291	82,637
†LendingClub Corp.	7,603	88,879
†LendingTree, Inc.	222	9,728
Navient Corp.	12,007	167,978
Nelnet, Inc. Class A	1,924	164,021
OneMain Holdings, Inc.	8,941	334,215

LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
†PRA Group, Inc.	3,508	$ 127,551
†PROG Holdings, Inc.	4,619	76,213
Regional Management Corp.	567	21,189
SLM Corp.	27,460	437,712
Synchrony Financial	25,752	711,270
†World Acceptance Corp.	783	87,884
		7,794,220
Containers & Packaging–0.90%
Amcor PLC	38,673	480,705
AptarGroup, Inc.	3,912	403,757
†Ardagh Metal Packaging SA	4,030	24,583
Avery Dennison Corp.	4,167	674,512
Ball Corp.	10,192	700,904
†Berry Global Group, Inc.	10,390	567,710
Crown Holdings, Inc.	6,510	600,027
Graphic Packaging Holding Co.	25,771	528,305
Greif, Inc. Class A	2,191	136,611
International Paper Co.	11,999	501,918
Myers Industries, Inc.	3,079	69,986
†O-I Glass, Inc.	8,101	113,414
Packaging Corp. of America	3,737	513,837
†Ranpak Holdings Corp.	874	6,118
Sealed Air Corp.	5,125	295,815
Silgan Holdings, Inc.	8,348	345,190
Sonoco Products Co.	7,114	405,783
TriMas Corp.	3,116	86,282
Westrock Co.	7,303	290,952
		6,746,409
Distributors–0.21%
†Funko, Inc. Class A	1,250	27,900
Genuine Parts Co.	4,336	576,688
LKQ Corp.	9,025	443,037
Pool Corp.	1,376	483,293
Weyco Group, Inc.	507	12,396
		1,543,314
Diversified Consumer Services–0.36%
†2U, Inc.	2,763	28,929
ADT, Inc.	16,250	99,938
†Adtalem Global Education, Inc.	2,932	105,464
†American Public Education, Inc.	1,456	23,529
†Bright Horizons Family Solutions, Inc.	1,341	113,341
Carriage Services, Inc.	1,652	65,502
†Chegg, Inc.	2,546	47,814
†Frontdoor, Inc.	3,903	93,984
Graham Holdings Co. Class B	279	158,148
†Grand Canyon Education, Inc.	3,013	283,794
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
H&R Block, Inc.	8,384	$ 296,123
Laureate Education, Inc. Class A	6,158	71,248
†Lincoln Educational Services Corp.	1,828	11,535
†OneSpaWorld Holdings Ltd.	3,672	26,328
†Perdoceo Education Corp.	6,090	71,740
Service Corp. International	10,544	728,801
Strategic Education, Inc.	1,317	92,954
†Stride, Inc.	2,788	113,723
†Terminix Global Holdings, Inc.	5,840	237,396
†WW International, Inc.	1,972	12,601
†Zovio, Inc.	2,198	2,132
		2,685,024
Diversified Financial Services–1.00%
A-Mark Precious Metals, Inc.	1,222	39,410
Apollo Global Management, Inc.	9,959	482,812
†Berkshire Hathaway, Inc. Class B	22,189	6,058,041
Equitable Holdings, Inc.	18,852	491,472
Voya Financial, Inc.	6,997	416,531
		7,488,266
Diversified Telecommunication Services–1.32%
†Anterix, Inc.	1,166	47,888
AT&T, Inc.	137,994	2,892,354
ATN International, Inc.	1,118	52,445
Cogent Communications Holdings, Inc.	1,631	99,100
†Consolidated Communications Holdings, Inc.	6,890	48,230
†EchoStar Corp. Class A	4,341	83,781
†IDT Corp. Class B	1,774	44,616
†Iridium Communications, Inc.	7,987	299,992
†Liberty Latin America Ltd. Class A	15,472	120,554
Lumen Technologies, Inc.	66,373	724,129
†Ooma, Inc.	1,800	21,312
†Telesat Corp.	853	9,528
Verizon Communications, Inc.	107,103	5,435,477
		9,879,406
Electric Utilities–1.02%
ALLETE, Inc.	1,883	110,683
Alliant Energy Corp.	5,343	313,153
American Electric Power Co., Inc.	3,298	316,410
Avangrid, Inc.	1,617	74,576

LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Constellation Energy Corp.	2,341	$ 134,046
Duke Energy Corp.	4,885	523,721
Edison International	7,419	469,178
Entergy Corp.	3,777	425,441
Evergy, Inc.	5,103	332,971
Eversource Energy	2,987	252,312
Exelon Corp.	7,024	318,328
FirstEnergy Corp.	10,192	391,271
Genie Energy Ltd. Class B	1,295	11,862
Hawaiian Electric Industries, Inc.	4,111	168,140
IDACORP, Inc.	1,690	179,005
MGE Energy, Inc.	1,792	139,471
NextEra Energy, Inc.	11,624	900,395
NRG Energy, Inc.	15,841	604,651
OGE Energy Corp.	5,679	218,982
Otter Tail Corp.	1,231	82,637
†PG&E Corp.	4,692	46,826
Pinnacle West Capital Corp.	2,967	216,947
PNM Resources, Inc.	4,259	203,495
Portland General Electric Co.	3,574	172,731
PPL Corp.	13,594	368,805
Southern Co.	6,267	446,900
Xcel Energy, Inc.	3,561	251,976
		7,674,913
Electrical Equipment–0.84%
Acuity Brands, Inc.	2,140	329,646
Allied Motion Technologies, Inc.	1,137	25,969
AMETEK, Inc.	6,378	700,878
†Atkore, Inc.	3,256	270,281
AZZ, Inc.	2,008	81,967
Eaton Corp. PLC	6,494	818,179
Emerson Electric Co.	8,407	668,693
Encore Wire Corp.	1,649	171,364
EnerSys	2,817	166,090
†FuelCell Energy, Inc.	3,227	12,101
†Generac Holdings, Inc.	1,111	233,954
GrafTech International Ltd.	10,007	70,749
Hubbell, Inc.	2,948	526,454
LSI Industries, Inc.	457	2,820
nVent Electric PLC	9,432	295,505
†Plug Power, Inc.	4,656	77,150
Powell Industries, Inc.	1,009	23,580
Preformed Line Products Co.	449	27,613
Regal Rexnord Corp.	4,151	471,222
Rockwell Automation, Inc.	3,225	642,775
Sensata Technologies Holding PLC	8,924	368,650
†Sunrun, Inc.	9,039	211,151
†Thermon Group Holdings, Inc.	2,349	33,003
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†TPI Composites, Inc.	2,494	$ 31,175
†Vicor Corp.	594	32,510
		6,293,479
Electronic Equipment, Instruments & Components–1.54%
Advanced Energy Industries, Inc.	2,741	200,038
Amphenol Corp. Class A	10,123	651,719
†Arlo Technologies, Inc.	5,053	31,682
†Arrow Electronics, Inc.	4,234	474,589
Avnet, Inc.	6,028	258,481
Badger Meter, Inc.	2,033	164,449
Bel Fuse, Inc. Class B	886	13,786
Belden, Inc.	3,141	167,321
Benchmark Electronics, Inc.	2,494	56,265
CDW Corp.	4,704	741,162
Cognex Corp.	4,550	193,466
†Coherent, Inc.	1,139	303,225
Corning, Inc.	22,617	712,662
CTS Corp.	2,254	76,749
†Daktronics, Inc.	2,615	7,871
†ePlus, Inc.	2,128	113,039
†Fabrinet	2,253	182,718
†FARO Technologies, Inc.	842	25,959
†Flex Ltd.	37,460	542,046
†Identiv, Inc.	1,421	16,455
†II-VI, Inc.	2,215	112,854
†Insight Enterprises, Inc.	2,095	180,757
†IPG Photonics Corp.	2,199	206,992
†Itron, Inc.	2,486	122,883
Jabil, Inc.	12,991	665,269
†Keysight Technologies, Inc.	6,786	935,450
†Kimball Electronics, Inc.	2,160	43,416
†Knowles Corp.	6,423	111,311
Littelfuse, Inc.	1,254	318,566
Methode Electronics, Inc.	2,176	80,599
†Napco Security Technologies, Inc.	1,100	22,649
National Instruments Corp.	6,508	203,245
†Novanta, Inc.	1,666	202,036
†OSI Systems, Inc.	1,334	113,977
PC Connection, Inc.	2,018	88,893
†Plexus Corp.	2,007	157,550
†Rogers Corp.	1,055	276,505
†Sanmina Corp.	3,814	155,344
†ScanSource, Inc.	1,716	53,436
TD SYNNEX Corp.	3,860	351,646
TE Connectivity Ltd.	5,631	637,148
†Teledyne Technologies, Inc.	1,270	476,390
†Trimble, Inc.	5,774	336,220
†TTM Technologies, Inc.	6,628	82,850
Vishay Intertechnology, Inc.	8,859	157,867
†Vishay Precision Group, Inc.	600	17,478
Vontier Corp.	4,655	107,018

LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Zebra Technologies Corp. Class A	1,396	$ 410,354
		11,562,385
Energy Equipment & Services–0.61%
Archrock, Inc.	8,285	68,517
Baker Hughes Co.	16,384	473,006
†Bristow Group, Inc.	446	10,436
Cactus, Inc. Class A	2,654	106,877
ChampionX Corp.	8,993	178,511
Core Laboratories NV	2,200	43,582
†DMC Global, Inc.	551	9,934
†Dril-Quip, Inc.	2,477	63,907
†Expro Group Holdings NV	3,574	41,172
†Exterran Corp.	3,133	13,472
†Forum Energy Technologies, Inc.	380	7,456
†Geospace Technologies Corp.	1,182	5,603
Halliburton Co.	24,072	754,898
†Helix Energy Solutions Group, Inc.	13,252	41,081
Helmerich & Payne, Inc.	5,797	249,619
†Independence Contract Drilling, Inc.	97	304
†Liberty Energy, Inc. Class A	5,858	74,748
†Mammoth Energy Services, Inc.	2,622	5,768
†Nabors Industries Ltd.	576	77,126
†Natural Gas Services Group, Inc.	679	7,469
†Newpark Resources, Inc.	12,475	38,548
†NexTier Oilfield Solutions, Inc.	14,413	137,068
NOV, Inc.	18,750	317,062
†Oceaneering International, Inc.	6,032	64,422
†Oil States International, Inc.	5,610	30,406
Patterson-UTI Energy, Inc.	14,628	230,537
†ProPetro Holding Corp.	8,008	80,080
†RPC, Inc.	7,313	50,533
Schlumberger NV	25,658	917,530
†SEACOR Marine Holdings, Inc.	1,843	10,616
†Select Energy Services, Inc. Class A	9,056	61,762
Solaris Oilfield Infrastructure, Inc. Class A	2,100	22,848
†TechnipFMC PLC	17,349	116,759
†TETRA Technologies, Inc.	6,409	26,020
†Tidewater, Inc.	3,355	70,757
†Transocean Ltd.	21,123	70,340
†U.S. Silica Holdings, Inc.	8,053	91,965
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Weatherford International PLC	2,072	$ 43,864
		4,614,603
Entertainment–0.75%
Activision Blizzard, Inc.	8,780	683,611
†Cinemark Holdings, Inc.	4,148	62,303
Electronic Arts, Inc.	3,076	374,195
†Endeavor Group Holdings, Inc. Class A	1,192	24,507
†IMAX Corp.	3,593	60,686
†Lions Gate Entertainment Corp. Class A	15,707	141,709
†Live Nation Entertainment, Inc.	2,936	242,455
†Madison Square Garden Entertainment Corp.	1,336	70,300
†Marcus Corp.	2,001	29,555
†Netflix, Inc.	3,531	617,466
†Playtika Holding Corp.	2,516	33,312
†Reading International, Inc. Class A	1,404	5,068
†ROBLOX Corp. Class A	1,603	52,675
†Roku, Inc.	862	70,805
†Spotify Technology SA	342	32,090
†Take-Two Interactive Software, Inc.	4,160	509,725
†Walt Disney Co.	17,995	1,698,728
†Warner Bros Discovery, Inc.	54,645	733,336
Warner Music Group Corp. Class A	1,625	39,585
World Wrestling Entertainment, Inc. Class A	2,951	184,408
		5,666,519
Food & Staples Retailing–1.77%
Albertsons Cos., Inc. Class A	4,309	115,136
Andersons, Inc.	2,422	79,902
†BJ's Wholesale Club Holdings, Inc.	5,171	322,257
Casey's General Stores, Inc.	2,858	528,673
†Chefs' Warehouse, Inc.	2,797	108,775
Costco Wholesale Corp.	7,985	3,827,051
†Grocery Outlet Holding Corp.	1,406	59,938
Ingles Markets, Inc. Class A	1,307	113,382
Kroger Co.	42,500	2,011,525
Natural Grocers by Vitamin Cottage, Inc.	2,445	38,998
†Performance Food Group Co.	6,896	317,078
PriceSmart, Inc.	1,820	130,367
†Rite Aid Corp.	1,528	10,299
SpartanNash Co.	3,365	101,522
†Sprouts Farmers Market, Inc.	7,175	181,671
Sysco Corp.	10,898	923,169

LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
†U.S. Foods Holding Corp.	10,600	$ 325,208
†United Natural Foods, Inc.	3,773	148,656
Village Super Market, Inc. Class A	880	20,073
Walgreens Boots Alliance, Inc.	13,596	515,288
Walmart, Inc.	27,049	3,288,617
Weis Markets, Inc.	1,433	106,816
		13,274,401
Food Products–1.84%
Alico, Inc.	310	11,045
Archer-Daniels-Midland Co.	13,819	1,072,354
B&G Foods, Inc.	4,796	114,049
Bunge Ltd.	7,479	678,271
Calavo Growers, Inc.	781	32,583
Cal-Maine Foods, Inc.	3,414	168,686
Campbell Soup Co.	15,430	741,411
Conagra Brands, Inc.	14,520	497,165
†Darling Ingredients, Inc.	10,975	656,305
†Farmer Bros Co.	1,079	5,061
Flowers Foods, Inc.	13,973	367,769
Fresh Del Monte Produce, Inc.	3,707	109,468
†Freshpet, Inc.	1,223	63,461
General Mills, Inc.	10,870	820,141
†Hain Celestial Group, Inc.	6,883	163,402
Hershey Co.	3,913	841,921
Hormel Foods Corp.	10,944	518,308
†Hostess Brands, Inc.	8,647	183,403
Ingredion, Inc.	4,250	374,680
J & J Snack Foods Corp.	1,165	162,704
JM Smucker Co.	3,289	421,025
John B Sanfilippo & Son, Inc.	644	46,684
Kellogg Co.	11,922	850,515
Kraft Heinz Co.	8,651	329,949
Lamb Weston Holdings, Inc.	5,830	416,612
Lancaster Colony Corp.	1,889	243,265
†Landec Corp.	2,083	20,768
†Lifeway Foods, Inc.	699	3,474
Limoneira Co.	992	13,977
McCormick & Co., Inc.	7,298	607,456
Mondelez International, Inc. Class A	13,538	840,574
†Pilgrim's Pride Corp.	7,304	228,104
†Post Holdings, Inc.	5,163	425,173
Sanderson Farms, Inc.	1,426	307,346
Seaboard Corp.	55	213,542
†Seneca Foods Corp. Class A	364	20,217
†Simply Good Foods Co.	6,162	232,739
Tootsie Roll Industries, Inc.	1,643	58,080
†TreeHouse Foods, Inc.	3,497	146,245
Tyson Foods, Inc. Class A	9,729	837,278
		13,845,210
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities–0.26%
Atmos Energy Corp.	2,669	$ 299,195
Chesapeake Utilities Corp.	908	117,631
Macquarie Infrastructure Holdings LLC	5,659	22,127
National Fuel Gas Co.	3,810	251,650
New Jersey Resources Corp.	6,806	303,071
Northwest Natural Holding Co.	1,338	71,048
ONE Gas, Inc.	2,252	182,840
RGC Resources, Inc.	1,002	19,108
South Jersey Industries, Inc.	4,505	153,801
†Southwest Gas Holdings, Inc.	1,839	160,140
Spire, Inc.	2,361	175,588
UGI Corp.	5,970	230,502
		1,986,701
Health Care Equipment & Supplies–1.84%
Abbott Laboratories	16,618	1,805,546
†ABIOMED, Inc.	626	154,941
†Accuray, Inc.	4,267	8,363
†Align Technology, Inc.	835	197,619
†AngioDynamics, Inc.	3,064	59,288
†Artivion, Inc.	2,557	48,276
†AtriCure, Inc.	1,000	40,860
Atrion Corp.	84	52,824
†Avanos Medical, Inc.	2,882	78,794
†Axogen, Inc.	1,694	13,874
†Axonics, Inc.	1,522	86,252
Baxter International, Inc.	8,280	531,824
Becton Dickinson & Co.	2,735	674,260
†Boston Scientific Corp.	11,192	417,126
†Cardiovascular Systems, Inc.	1,216	17,462
CONMED Corp.	1,545	147,949
Cooper Cos., Inc.	1,008	315,625
†Cutera, Inc.	403	15,113
DENTSPLY SIRONA, Inc.	4,446	158,856
†Dexcom, Inc.	1,972	146,973
†Edwards Lifesciences Corp.	2,988	284,129
†Embecta Corp.	547	13,850
†Enovis Corp.	2,239	123,145
†Envista Holdings Corp.	7,903	304,582
†Glaukos Corp.	985	44,739
†Globus Medical, Inc. Class A	3,302	185,374
†Haemonetics Corp.	2,274	148,219
†Heska Corp.	202	19,091
†Hologic, Inc.	10,745	744,628
†ICU Medical, Inc.	892	146,636
†IDEXX Laboratories, Inc.	1,562	547,840
†Inari Medical, Inc.	235	15,978
†Inogen, Inc.	962	23,261
†Insulet Corp.	225	49,036
†Integer Holdings Corp.	2,023	142,945
†Integra LifeSciences Holdings Corp.	3,804	205,530

LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Intuitive Surgical, Inc.	1,413	$ 283,603
†Invacare Corp.	2,243	2,871
†Lantheus Holdings, Inc.	5,690	375,711
LeMaitre Vascular, Inc.	1,009	45,960
†LENSAR, Inc.	965	6,282
†LivaNova PLC	3,030	189,284
†Masimo Corp.	1,080	141,124
Medtronic PLC	10,996	986,891
†Meridian Bioscience, Inc.	2,980	90,652
†Merit Medical Systems, Inc.	3,063	166,229
Mesa Laboratories, Inc.	221	45,071
†Natus Medical, Inc.	2,866	93,919
†Neogen Corp.	3,068	73,908
†Nevro Corp.	198	8,678
†Novocure Ltd.	459	31,900
†NuVasive, Inc.	2,785	136,911
†Omnicell, Inc.	1,103	125,466
†OraSure Technologies, Inc.	3,929	10,648
†Orthofix Medical, Inc.	1,631	38,394
†Penumbra, Inc.	250	31,130
†QuidelOrtho Corp.	1,784	173,369
ResMed, Inc.	2,939	616,103
†SeaSpine Holdings Corp.	660	3,729
†Shockwave Medical, Inc.	241	46,072
†STAAR Surgical Co.	327	23,194
STERIS PLC	2,626	541,350
Stryker Corp.	2,779	552,826
†Surgalign Holdings, Inc.	168	573
†Surmodics, Inc.	576	21,444
†Tandem Diabetes Care, Inc.	570	33,738
Teleflex, Inc.	1,116	274,369
†UFP Technologies, Inc.	419	33,340
Utah Medical Products, Inc.	304	26,114
†Varex Imaging Corp.	2,809	60,085
†ViewRay, Inc.	7,136	18,910
Zimmer Biomet Holdings, Inc.	4,704	494,202
†Zimvie, Inc.	470	7,525
		13,782,383
Health Care Providers & Services–3.32%
†Acadia Healthcare Co., Inc.	6,534	441,894
†Addus HomeCare Corp.	1,037	86,361
†Agilon Health, Inc.	4,157	90,747
†AlerisLife, Inc.	46	55
†Amedisys, Inc.	1,501	157,785
AmerisourceBergen Corp.	5,383	761,587
†AMN Healthcare Services, Inc.	2,817	309,053
†Apollo Medical Holdings, Inc.	1,233	47,581
†Brookdale Senior Living, Inc.	14,577	66,180
Cardinal Health, Inc.	10,655	556,937
†Centene Corp.	8,151	689,656
Chemed Corp.	857	402,267
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Cigna Corp.	6,513	$ 1,716,306
†Community Health Systems, Inc.	5,888	22,080
†CorVel Corp.	1,034	152,277
†Covetrus, Inc.	4,287	88,955
†Cross Country Healthcare, Inc.	2,183	45,472
CVS Health Corp.	25,540	2,366,536
†DaVita, Inc.	6,324	505,667
Elevance Health, Inc.	4,045	1,952,036
Encompass Health Corp.	7,712	432,258
Ensign Group, Inc.	4,466	328,117
†Enzo Biochem, Inc.	4,475	9,263
†Guardant Health, Inc.	1,462	58,977
†Hanger, Inc.	1,874	26,836
HCA Healthcare, Inc.	1,658	278,644
†HealthEquity, Inc.	1,943	119,281
†Henry Schein, Inc.	4,163	319,469
Humana, Inc.	2,066	967,033
†Joint Corp.	300	4,593
Laboratory Corp. of America Holdings	3,137	735,187
†LHC Group, Inc.	1,435	223,487
McKesson Corp.	3,088	1,007,337
†MEDNAX, Inc.	5,330	111,983
†ModivCare, Inc.	1,393	117,709
†Molina Healthcare, Inc.	2,358	659,320
National HealthCare Corp.	1,163	81,294
National Research Corp.	1,656	63,392
†OPKO Health, Inc.	44,007	111,338
†Option Care Health, Inc.	2,870	79,757
Owens & Minor, Inc.	4,089	128,599
Patterson Cos., Inc.	6,463	195,829
†Pennant Group, Inc.	1,314	16,832
†PetIQ, Inc.	1,642	27,569
Premier, Inc. Class A	5,444	194,242
†Progyny, Inc.	600	17,430
Quest Diagnostics, Inc.	4,743	630,724
†R1 RCM, Inc.	8,118	170,153
†RadNet, Inc.	3,391	58,597
Select Medical Holdings Corp.	9,557	225,736
†Surgery Partners, Inc.	2,117	61,224
†Tenet Healthcare Corp.	5,353	281,354
U.S. Physical Therapy, Inc.	363	39,640
UnitedHealth Group, Inc.	12,108	6,219,032
Universal Health Services, Inc. Class B	4,616	464,877
		24,926,545
Health Care Technology–0.12%
†Allscripts Healthcare Solutions, Inc.	9,307	138,023
†American Well Corp. Class A	5,272	22,775

LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†Certara, Inc.	2,130	$ 45,710
†Change Healthcare, Inc.	9,602	221,422
†Computer Programs & Systems, Inc.	313	10,007
†Evolent Health, Inc. Class A	6,148	188,805
†HealthStream, Inc.	2,713	58,899
†NextGen Healthcare, Inc.	4,127	71,975
Simulations Plus, Inc.	804	39,661
†Teladoc Health, Inc.	660	21,919
†Veeva Systems, Inc. Class A	505	100,010
		919,206
Hotels, Restaurants & Leisure–1.43%
Aramark	9,872	302,379
†Biglari Holdings, Inc. Class A	136	19,013
†BJ's Restaurants, Inc.	1,840	39,891
Bloomin' Brands, Inc.	3,612	60,031
Bluegreen Vacations Holding Corp.	1,022	25,509
†Booking Holdings, Inc.	456	797,539
Boyd Gaming Corp.	3,072	152,832
†Brinker International, Inc.	1,880	41,416
†Caesars Entertainment, Inc.	2,213	84,758
†Carnival Corp.	16,011	138,495
Carrols Restaurant Group, Inc.	3,714	7,502
Cheesecake Factory, Inc.	1,853	48,956
†Chipotle Mexican Grill, Inc.	358	467,999
Choice Hotels International, Inc.	2,305	257,307
Churchill Downs, Inc.	1,181	226,197
†Chuy's Holdings, Inc.	1,208	24,063
Cracker Barrel Old Country Store, Inc.	1,519	126,821
Darden Restaurants, Inc.	4,598	520,126
†Dave & Buster's Entertainment, Inc.	2,106	69,035
†Denny's Corp.	3,911	33,948
Dine Brands Global, Inc.	552	35,924
Domino's Pizza, Inc.	730	284,488
†El Pollo Loco Holdings, Inc.	3,403	33,486
†Everi Holdings, Inc.	1,700	27,727
†Expedia Group, Inc.	492	46,656
†Fiesta Restaurant Group, Inc.	1,638	11,695
†Hilton Grand Vacations, Inc.	1,939	69,281
Hilton Worldwide Holdings, Inc.	3,155	351,593
†Hyatt Hotels Corp. Class A	1,871	138,286
International Game Technology PLC	3,976	73,795
Jack in the Box, Inc.	1,074	60,208
†Las Vegas Sands Corp.	1,264	42,458
†Light & Wonder, Inc. Class A	3,487	163,854
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc. Class A	5,315	$ 722,893
Marriott Vacations Worldwide Corp.	2,191	254,594
McDonald's Corp.	4,663	1,151,202
MGM Resorts International	9,858	285,389
Nathan's Famous, Inc.	298	17,454
†Norwegian Cruise Line Holdings Ltd.	9,314	103,572
†ONE Group Hospitality, Inc.	1,626	11,984
Papa John's International, Inc.	1,423	118,849
†Penn National Gaming, Inc.	3,322	101,055
†Planet Fitness, Inc. Class A	2,912	198,045
†Playa Hotels & Resorts NV	8,515	58,498
†PlayAGS, Inc.	1,440	7,430
†Potbelly Corp.	1,460	8,249
†Red Robin Gourmet Burgers, Inc.	1,284	10,311
Red Rock Resorts, Inc. Class A	3,306	110,288
†Royal Caribbean Cruises Ltd.	6,475	226,042
Ruth's Hospitality Group, Inc.	3,701	60,178
†SeaWorld Entertainment, Inc.	4,911	216,968
†Shake Shack, Inc. Class A	835	32,966
†Six Flags Entertainment Corp.	534	11,588
Starbucks Corp.	7,152	546,341
Texas Roadhouse, Inc.	3,420	250,344
Travel & Leisure Co.	3,985	154,698
Vail Resorts, Inc.	915	199,516
Wendy's Co.	13,624	257,221
Wingstop, Inc.	1,345	100,566
Wyndham Hotels & Resorts, Inc.	3,483	228,903
†Wynn Resorts Ltd.	1,444	82,279
Yum! Brands, Inc.	3,499	397,172
		10,707,863
Household Durables–1.02%
Bassett Furniture Industries, Inc.	722	13,083
†Beazer Homes USA, Inc.	2,298	27,737
†Cavco Industries, Inc.	542	106,227
Century Communities, Inc.	2,517	113,189
DR Horton, Inc.	11,511	761,913
Ethan Allen Interiors, Inc.	1,750	35,368
Flexsteel Industries, Inc.	419	7,542
Garmin Ltd.	5,124	503,433
†GoPro, Inc. Class A	2,100	11,613
†Green Brick Partners, Inc.	3,200	62,624

LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Hamilton Beach Brands Holding Co. Class A	652	$ 8,091
†Helen of Troy Ltd.	1,664	270,250
Hooker Furnishings Corp.	831	12,922
Installed Building Products, Inc.	1,646	136,881
†iRobot Corp.	1,792	65,856
KB Home	5,148	146,512
La-Z-Boy, Inc.	3,008	71,320
Leggett & Platt, Inc.	7,210	249,322
Lennar Corp. Class A	10,251	716,736
†LGI Homes, Inc.	1,679	145,905
Lifetime Brands, Inc.	785	8,666
†Lovesac Co.	603	16,583
†M/I Homes, Inc.	1,091	43,269
MDC Holdings, Inc.	4,503	145,492
†Meritage Homes Corp.	2,325	168,563
†Mohawk Industries, Inc.	1,648	204,500
Newell Brands, Inc.	22,715	432,494
†NVR, Inc.	121	484,501
PulteGroup, Inc.	14,484	574,001
†Purple Innovation, Inc.	800	2,448
†Skyline Champion Corp.	2,886	136,854
†Sonos, Inc.	2,987	53,885
†Taylor Morrison Home Corp.	9,255	216,197
Tempur Sealy International, Inc.	11,328	242,079
Toll Brothers, Inc.	6,351	283,255
†TopBuild Corp.	2,212	369,758
†Tri Pointe Homes, Inc.	8,843	149,181
†Tupperware Brands Corp.	2,421	15,349
†Universal Electronics, Inc.	867	22,169
Whirlpool Corp.	4,083	632,334
		7,668,102
Household Products–1.31%
†Central Garden & Pet Co.	3,287	133,668
Church & Dwight Co., Inc.	8,227	762,314
Clorox Co.	3,633	512,180
Colgate-Palmolive Co.	7,201	577,088
Energizer Holdings, Inc.	3,912	110,905
Kimberly-Clark Corp.	4,357	588,849
Oil-Dri Corp. of America	282	8,643
Procter & Gamble Co.	46,860	6,737,999
Reynolds Consumer Products, Inc.	1,427	38,914
Spectrum Brands Holdings, Inc.	2,923	239,745
WD-40 Co.	775	156,054
		9,866,359
Independent Power and Renewable Electricity Producers–0.24%
AES Corp.	14,524	305,149
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers (continued)
Atlantica Sustainable Infrastructure PLC	5,908	$ 190,592
Brookfield Renewable Corp. Class A	7,554	268,998
Clearway Energy, Inc. Class A	5,540	187,256
Ormat Technologies, Inc.	2,822	221,104
†Sunnova Energy International, Inc.	3,839	70,753
Vistra Corp.	23,319	532,839
		1,776,691
Industrial Conglomerates–0.47%
3M Co.	13,652	1,766,705
General Electric Co.	8,723	555,393
Honeywell International, Inc.	6,871	1,194,249
		3,516,347
Insurance–3.45%
Aflac, Inc.	15,862	877,644
†Alleghany Corp.	635	529,018
Allstate Corp.	11,168	1,415,321
†Ambac Financial Group, Inc.	2,234	25,356
American Equity Investment Life Holding Co.	6,329	231,452
American Financial Group, Inc.	4,148	575,784
American International Group, Inc.	10,172	520,094
AMERISAFE, Inc.	1,468	76,351
Aon PLC Class A	4,376	1,180,120
†Arch Capital Group Ltd.	11,376	517,494
Argo Group International Holdings Ltd.	2,598	95,762
Arthur J Gallagher & Co.	5,072	826,939
Assurant, Inc.	3,006	519,587
Assured Guaranty Ltd.	5,886	328,380
Axis Capital Holdings Ltd.	5,346	305,203
†Brighthouse Financial, Inc.	5,959	244,438
Brown & Brown, Inc.	8,544	498,457
Chubb Ltd.	5,362	1,054,062
Cincinnati Financial Corp.	4,103	488,175
CNA Financial Corp.	3,226	144,847
CNO Financial Group, Inc.	6,176	111,724
Crawford & Co. Class A	3,914	28,569
Donegal Group, Inc. Class A	996	16,982
†eHealth, Inc.	1,543	14,396
Employers Holdings, Inc.	2,097	87,843
†Enstar Group Ltd.	1,075	230,028
Erie Indemnity Co. Class A	1,708	328,260
Everest Re Group Ltd.	1,602	449,009
Fidelity National Financial, Inc.	13,814	510,565

LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
First American Financial Corp.	6,407	$ 339,058
†Genworth Financial, Inc. Class A	22,919	80,904
Global Indemnity Group LLC Class A	1,056	27,319
Globe Life, Inc.	5,440	530,237
Goosehead Insurance, Inc. Class A	189	8,632
†Greenlight Capital Re Ltd. Class A	1,907	14,741
†Hallmark Financial Services, Inc.	1,100	2,662
Hanover Insurance Group, Inc.	3,093	452,351
Hartford Financial Services Group, Inc.	13,650	893,119
HCI Group, Inc.	887	60,103
Heritage Insurance Holdings, Inc.	4,237	11,186
Horace Mann Educators Corp.	2,359	90,538
Investors Title Co.	124	19,454
James River Group Holdings Ltd.	1,705	42,250
Kemper Corp.	3,591	172,009
Kinsale Capital Group, Inc.	999	229,410
Loews Corp.	6,756	400,361
†Maiden Holdings Ltd.	5,521	10,711
†Markel Corp.	350	452,637
Marsh & McLennan Cos., Inc.	6,927	1,075,417
Mercury General Corp.	3,824	169,403
MetLife, Inc.	8,650	543,133
National Western Life Group, Inc. Class A	298	60,405
†NI Holdings, Inc.	863	14,179
Old Republic International Corp.	18,644	416,880
†Palomar Holdings, Inc.	463	29,817
Primerica, Inc.	3,375	403,954
Principal Financial Group, Inc.	7,966	532,049
ProAssurance Corp.	3,203	75,687
Progressive Corp.	9,455	1,099,333
Prudential Financial, Inc.	5,394	516,098
Reinsurance Group of America, Inc.	2,470	289,706
RenaissanceRe Holdings Ltd.	2,289	357,931
RLI Corp.	2,059	240,059
Safety Insurance Group, Inc.	1,159	112,539
Selective Insurance Group, Inc.	3,458	300,639
†Selectquote, Inc.	567	1,406
†SiriusPoint Ltd.	7,714	41,810
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Stewart Information Services Corp.	1,688	$ 83,978
Tiptree, Inc.	1,600	16,992
Travelers Cos., Inc.	7,740	1,309,066
†Trean Insurance Group, Inc.	1,600	9,968
†Trupanion, Inc.	433	26,093
United Fire Group, Inc.	2,034	69,624
†United Insurance Holdings Corp.	4,881	7,614
Universal Insurance Holdings, Inc.	3,924	51,130
Unum Group	9,940	338,159
W R Berkley Corp.	10,576	721,918
White Mountains Insurance Group Ltd.	204	254,211
Willis Towers Watson PLC	3,133	618,423
		25,857,163
Interactive Media & Services–3.14%
†Alphabet, Inc. Class A	3,393	7,394,229
†Alphabet, Inc. Class C	3,056	6,684,847
†Angi, Inc.	1,639	7,507
†Cargurus, Inc.	3,083	66,254
†Cars.com, Inc.	4,551	42,916
†DHI Group, Inc.	3,155	15,680
†Match Group, Inc.	4,578	319,041
†Meta Platforms, Inc. Class A	51,050	8,231,812
†Pinterest, Inc. Class A	2,279	41,387
†QuinStreet, Inc.	3,300	33,198
†Snap, Inc. Class A	1,701	22,334
†TripAdvisor, Inc.	4,445	79,121
†TrueCar, Inc.	6,947	17,993
†Twitter, Inc.	3,081	115,199
†Yelp, Inc.	3,429	95,223
†Zedge, Inc. Class B	591	1,702
†Ziff Davis, Inc.	3,482	259,513
†Zillow Group, Inc. Class A	3,937	125,053
†ZipRecruiter, Inc. Class A	844	12,508
		23,565,517
Internet & Direct Marketing Retail–1.19%
†1-800-Flowers.com, Inc. Class A	3,054	29,043
†Amazon.com, Inc.	71,260	7,568,524
†Chewy, Inc. Class A	836	29,026
†Duluth Holdings, Inc. Class B	753	7,184
eBay, Inc.	18,389	766,270
†Etsy, Inc.	2,811	205,793
†Lands' End, Inc.	2,935	31,170
†Liquidity Services, Inc.	1,758	23,627
PetMed Express, Inc.	1,442	28,696
†Quotient Technology, Inc.	5,042	14,975
Qurate Retail, Inc.	26,054	74,775
†Revolve Group, Inc.	1,075	27,853

LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
Shutterstock, Inc.	2,288	$ 131,125
†Stitch Fix, Inc. Class A	990	4,891
		8,942,952
IT Services–4.14%
Accenture PLC Class A	12,460	3,459,519
†Akamai Technologies, Inc.	4,441	405,597
Amdocs Ltd.	6,463	538,433
Automatic Data Processing, Inc.	8,407	1,765,806
†Block, Inc.	731	44,927
†BM Technologies, Inc.	419	2,468
Bread Financial Holdings, Inc.	2,682	99,395
Broadridge Financial Solutions, Inc.	3,831	546,109
†Cantaloupe, Inc.	5,370	30,072
Cass Information Systems, Inc.	1,074	36,301
†Cloudflare, Inc. Class A	488	21,350
Cognizant Technology Solutions Corp. Class A	10,584	714,314
†Computer Task Group, Inc.	1,153	9,870
Concentrix Corp.	3,531	478,945
†Conduent, Inc.	11,528	49,801
CSG Systems International, Inc.	1,963	117,152
†DXC Technology Co.	11,644	352,930
†Edgio, Inc.	3,333	7,699
†EPAM Systems, Inc.	977	288,000
†Euronet Worldwide, Inc.	1,668	167,784
EVERTEC, Inc.	4,425	163,194
†Evo Payments, Inc. Class A	788	18,534
†ExlService Holdings, Inc.	2,052	302,321
Fidelity National Information Services, Inc.	7,577	694,584
†Fiserv, Inc.	7,057	627,861
†FleetCor Technologies, Inc.	3,326	698,826
†Gartner, Inc.	2,856	690,666
Genpact Ltd.	11,702	495,697
Global Payments, Inc.	3,576	395,649
†Globant SA	833	144,942
†GoDaddy, Inc. Class A	3,455	240,330
Hackett Group, Inc.	2,748	52,130
†I3 Verticals, Inc. Class A	1,655	41,408
International Business Machines Corp.	22,623	3,194,141
†International Money Express, Inc.	2,069	42,352
Jack Henry & Associates, Inc.	3,073	553,201
†Kyndryl Holdings, Inc.	4,524	44,245
Mastercard, Inc. Class A	16,063	5,067,555
Maximus, Inc.	4,397	274,856
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†MongoDB, Inc.	226	$ 58,647
†Okta, Inc.	417	37,697
†Paya Holdings, Inc.	3,941	25,892
Paychex, Inc.	4,633	527,560
†PayPal Holdings, Inc.	5,238	365,822
†Perficient, Inc.	1,815	166,417
†PFSweb, Inc.	867	10,196
†Snowflake, Inc. Class A	525	73,006
SolarWinds Corp.	2,262	23,186
SS&C Technologies Holdings, Inc.	6,801	394,934
†StarTek, Inc.	1,400	4,046
Switch, Inc. Class A	3,379	113,196
TTEC Holdings, Inc.	3,257	221,118
†Twilio, Inc. Class A	670	56,153
†Unisys Corp.	1,659	19,958
†VeriSign, Inc.	2,057	344,198
†Verra Mobility Corp.	4,796	75,345
Visa, Inc. Class A	26,343	5,186,673
Western Union Co.	13,573	223,547
†WEX, Inc.	1,728	268,808
		31,075,363
Leisure Products–0.30%
Acushnet Holdings Corp.	4,495	187,352
†American Outdoor Brands, Inc.	1,803	17,146
Brunswick Corp.	5,296	346,252
†Callaway Golf Co.	6,364	129,826
Clarus Corp.	1,204	22,864
Hasbro, Inc.	4,346	355,850
Johnson Outdoors, Inc. Class A	436	26,666
†Malibu Boats, Inc. Class A	1,584	83,493
Marine Products Corp.	2,133	20,285
†MasterCraft Boat Holdings, Inc.	1,000	21,050
†Mattel, Inc.	16,286	363,666
†Nautilus, Inc.	2,171	3,799
†Peloton Interactive, Inc. Class A	420	3,856
Polaris, Inc.	3,553	352,742
Smith & Wesson Brands, Inc.	2,575	33,810
†Vista Outdoor, Inc.	4,147	115,701
†YETI Holdings, Inc.	3,406	147,378
		2,231,736
Life Sciences Tools & Services–1.35%
†10X Genomics, Inc. Class A	224	10,136
†Adaptive Biotechnologies Corp.	1,110	8,980
Agilent Technologies, Inc.	5,382	639,220
†Avantor, Inc.	13,009	404,580
Azenta, Inc.	2,211	159,413

LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Bio-Rad Laboratories, Inc. Class A	670	$ 331,650
Bio-Techne Corp.	730	253,047
Bruker Corp.	8,550	536,598
†Charles River Laboratories International, Inc.	1,074	229,804
Danaher Corp.	6,691	1,696,302
†Illumina, Inc.	415	76,509
†IQVIA Holdings, Inc.	2,767	600,411
†Maravai LifeSciences Holdings, Inc. Class A	3,621	102,873
†Medpace Holdings, Inc.	1,557	233,036
†Mettler-Toledo International, Inc.	705	809,883
†NeoGenomics, Inc.	2,833	23,089
PerkinElmer, Inc.	3,902	554,943
†Repligen Corp.	812	131,869
†Sotera Health Co.	2,143	41,981
†Syneos Health, Inc.	4,646	333,025
Thermo Fisher Scientific, Inc.	3,709	2,015,026
†Waters Corp.	1,354	448,147
West Pharmaceutical Services, Inc.	1,740	526,124
		10,166,646
Machinery–2.94%
AGCO Corp.	4,680	461,916
Alamo Group, Inc.	671	78,125
Albany International Corp. Class A	2,141	168,689
Allison Transmission Holdings, Inc.	7,945	305,485
Altra Industrial Motion Corp.	3,594	126,689
Astec Industries, Inc.	1,462	59,620
Barnes Group, Inc.	3,140	97,780
†Blue Bird Corp.	812	7,479
Caterpillar, Inc.	10,940	1,955,634
†Chart Industries, Inc.	2,068	346,142
†CIRCOR International, Inc.	1,341	21,979
Columbus McKinnon Corp.	1,631	46,272
†Commercial Vehicle Group, Inc.	4,182	24,423
Crane Holdings Co.	4,090	358,120
Cummins, Inc.	4,651	900,108
Deere & Co.	7,228	2,164,569
Donaldson Co., Inc.	8,393	404,039
Douglas Dynamics, Inc.	1,386	39,834
Dover Corp.	5,313	644,573
Eastern Co.	515	10,487
†Energy Recovery, Inc.	2,984	57,949
Enerpac Tool Group Corp.	2,890	54,968
EnPro Industries, Inc.	2,155	176,559
†Esab Corp.	2,239	97,956
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
ESCO Technologies, Inc.	1,491	$ 101,940
†Evoqua Water Technologies Corp.	7,310	237,648
Federal Signal Corp.	4,085	145,426
Flowserve Corp.	6,513	186,467
Fortive Corp.	6,827	371,252
Franklin Electric Co., Inc.	2,494	182,710
†Gates Industrial Corp. PLC	3,772	40,775
Gorman-Rupp Co.	2,146	60,732
Graco, Inc.	7,552	448,664
Graham Corp.	501	3,467
Greenbrier Cos., Inc.	1,954	70,325
Helios Technologies, Inc.	2,751	182,254
Hillenbrand, Inc.	5,042	206,520
Hurco Cos., Inc.	300	7,422
Hyster-Yale Materials Handling, Inc.	834	26,872
IDEX Corp.	1,637	297,328
Illinois Tool Works, Inc.	6,120	1,115,370
Ingersoll Rand, Inc.	9,821	413,268
ITT, Inc.	4,999	336,133
John Bean Technologies Corp.	1,844	203,615
Kadant, Inc.	745	135,851
Kennametal, Inc.	5,039	117,056
†L B Foster Co. Class A	762	9,807
Lincoln Electric Holdings, Inc.	4,079	503,185
Lindsay Corp.	475	63,090
†Manitowoc Co., Inc.	3,195	33,643
†Meritor, Inc.	4,478	162,686
†Middleby Corp.	3,112	390,120
Miller Industries, Inc.	637	14,441
Mueller Industries, Inc.	4,258	226,909
Mueller Water Products, Inc. Class A	10,288	120,678
†NN, Inc.	5,648	14,289
Nordson Corp.	1,475	298,599
Omega Flex, Inc.	460	49,505
Oshkosh Corp.	3,866	317,553
Otis Worldwide Corp.	7,899	558,222
PACCAR, Inc.	9,923	817,060
Parker-Hannifin Corp.	3,129	769,891
Park-Ohio Holdings Corp.	1,241	19,682
Pentair PLC	9,500	434,815
†Proto Labs, Inc.	1,067	51,045
†RBC Bearings, Inc.	901	166,640
REV Group, Inc.	4,472	48,611
Shyft Group, Inc.	2,371	44,077
Snap-on, Inc.	2,337	460,459
†SPX Corp.	3,324	175,640
Standex International Corp.	630	53,411
Stanley Black & Decker, Inc.	4,384	459,706
Tennant Co.	1,373	81,350

LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Terex Corp.	3,393	$ 92,866
Timken Co.	4,369	231,775
†Titan International, Inc.	6,689	101,004
Toro Co.	6,711	508,627
Trinity Industries, Inc.	6,963	168,644
†Twin Disc, Inc.	600	5,436
Wabash National Corp.	2,605	35,376
Watts Water Technologies, Inc. Class A	1,597	196,176
†Welbilt, Inc.	6,195	147,503
Westinghouse Air Brake Technologies Corp.	4,846	397,760
Xylem, Inc.	3,951	308,889
		22,039,660
Marine–0.08%
Costamare, Inc.	6,357	76,920
Eagle Bulk Shipping, Inc.	539	27,963
Eneti, Inc.	533	3,273
Genco Shipping & Trading Ltd.	2,086	40,301
†Kirby Corp.	4,034	245,429
Matson, Inc.	2,879	209,821
		603,707
Media–1.48%
†Altice USA, Inc. Class A	6,515	60,264
†AMC Networks, Inc. Class A	1,659	48,310
†Audacy, Inc. Class A	12,190	11,485
†Boston Omaha Corp. Class A	1,027	21,208
Cable One, Inc.	307	395,821
†Charter Communications, Inc. Class A	2,320	1,086,990
Comcast Corp. Class A	77,882	3,056,090
†comScore, Inc.	4,616	9,509
†Cumulus Media, Inc. Class A	500	3,865
†Daily Journal Corp.	100	25,880
†DISH Network Corp. Class A	12,184	218,459
Entravision Communications Corp. Class A	4,034	18,395
†EW Scripps Co. Class A	5,690	70,954
†Fluent, Inc.	1,021	1,215
Fox Corp. Class A	22,858	711,741
†Gannett Co., Inc.	11,594	33,623
Gray Television, Inc.	5,362	90,564
†Hemisphere Media Group, Inc.	308	2,350
†iHeartMedia, Inc. Class A	3,260	25,721
Interpublic Group of Cos., Inc.	27,567	758,920
John Wiley & Sons, Inc. Class A	2,592	123,794
†Liberty Broadband Corp. Class A	4,690	540,874
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Liberty Media Corp.-Liberty Braves Class A	1,675	$ 40,385
†Liberty Media Corp.-Liberty Formula One Class A	8,661	541,442
†Liberty Media Corp.-Liberty SiriusXM Class A	8,345	300,810
†Loyalty Ventures, Inc.	1,072	3,827
New York Times Co. Class A	6,656	185,702
News Corp. Class A	15,002	235,501
Nexstar Media Group, Inc. Class A	3,557	579,364
Omnicom Group, Inc.	11,367	723,055
Paramount Global Class A	17,278	427,453
Saga Communications, Inc. Class A	635	15,780
Scholastic Corp.	2,318	83,378
Sinclair Broadcast Group, Inc. Class A	911	18,584
Sirius XM Holdings, Inc.	39,799	243,968
†TechTarget, Inc.	959	63,025
TEGNA, Inc.	15,413	323,211
†Thryv Holdings, Inc.	973	21,785
†WideOpenWest, Inc.	1,100	20,031
		11,143,333
Metals & Mining–1.09%
Alcoa Corp.	11,273	513,823
†Allegheny Technologies, Inc.	9,446	214,519
Alpha Metallurgical Resources, Inc.	805	103,950
†Ampco-Pittsburgh Corp.	782	3,026
†Arconic Corp.	4,843	135,846
Carpenter Technology Corp.	2,617	73,041
†Century Aluminum Co.	6,328	46,637
†Cleveland-Cliffs, Inc.	15,728	241,739
†Coeur Mining, Inc.	13,662	41,533
Commercial Metals Co.	7,882	260,894
Compass Minerals International, Inc.	2,029	71,806
†Ferroglobe PLC	9,406	55,872
Fortitude Gold Corp.	1,049	6,294
Freeport-McMoRan, Inc.	37,782	1,105,501
Gold Resource Corp.	3,674	5,989
Haynes International, Inc.	2,063	67,605
Hecla Mining Co.	36,267	142,167
Kaiser Aluminum Corp.	589	46,584
Materion Corp.	1,479	109,047
†MP Materials Corp.	1,346	43,180
Newmont Corp.	13,552	808,648
Nexa Resources SA	4,710	28,307
Nucor Corp.	12,868	1,343,548
Olympic Steel, Inc.	623	16,042
Reliance Steel & Aluminum Co.	3,940	669,248

LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Royal Gold, Inc.	1,959	$ 209,182
Ryerson Holding Corp.	2,843	60,527
Schnitzer Steel Industries, Inc. Class A	1,911	62,757
Southern Copper Corp.	2,927	145,794
Steel Dynamics, Inc.	13,428	888,262
SunCoke Energy, Inc.	6,128	41,732
†TimkenSteel Corp.	6,202	116,039
U.S. Steel Corp.	12,149	217,589
†Universal Stainless & Alloy Products, Inc.	352	2,605
Warrior Met Coal, Inc.	3,207	98,166
Worthington Industries, Inc.	3,712	163,699
		8,161,198
Multiline Retail–0.77%
Big Lots, Inc.	2,718	56,996
Dillard's, Inc. Class A	1,631	359,750
Dollar General Corp.	5,050	1,239,472
†Dollar Tree, Inc.	8,611	1,342,024
Franchise Group, Inc.	1,365	47,871
Kohl's Corp.	9,455	337,449
Macy's, Inc.	17,805	326,188
Nordstrom, Inc.	5,169	109,221
†Ollie's Bargain Outlet Holdings, Inc.	1,810	106,337
Target Corp.	13,313	1,880,195
		5,805,503
Multi-Utilities–0.57%
Ameren Corp.	4,745	428,758
Avista Corp.	2,686	116,868
Black Hills Corp.	2,357	171,519
CenterPoint Energy, Inc.	13,408	396,609
CMS Energy Corp.	5,779	390,082
Consolidated Edison, Inc.	5,469	520,102
Dominion Energy, Inc.	5,531	441,429
DTE Energy Co.	3,725	472,144
NiSource, Inc.	8,491	250,400
NorthWestern Corp.	1,697	100,004
Public Service Enterprise Group, Inc.	5,113	323,551
Sempra Energy	1,964	295,130
Unitil Corp.	1,166	68,467
WEC Energy Group, Inc.	2,876	289,441
		4,264,504
Oil, Gas & Consumable Fuels–5.27%
Adams Resources & Energy, Inc.	441	14,196
Antero Midstream Corp.	22,887	207,127
†Antero Resources Corp.	13,414	411,139
APA Corp.	16,029	559,412
Arch Resources, Inc.	1,270	181,724
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Ardmore Shipping Corp.	2,791	$ 19,453
Berry Corp.	3,410	25,984
Brigham Minerals, Inc. Class A	685	16,872
California Resources Corp.	2,779	106,992
†Callon Petroleum Co.	3,716	145,667
†Centennial Resource Development, Inc. Class A	17,052	101,971
Cheniere Energy, Inc.	5,741	763,725
Chesapeake Energy Corp.	2,575	208,833
Chevron Corp.	29,434	4,261,455
Civitas Resources, Inc.	1,860	97,259
†Clean Energy Fuels Corp.	20,933	93,780
†CNX Resources Corp.	15,674	257,994
†Comstock Resources, Inc.	11,629	140,478
ConocoPhillips	27,361	2,457,291
†CONSOL Energy, Inc.	2,615	129,129
Continental Resources, Inc.	7,040	460,064
Coterra Energy, Inc.	51,038	1,316,270
Crescent Energy Co. Class A	1,120	13,978
CVR Energy, Inc.	6,732	225,522
†Delek U.S. Holdings, Inc.	4,667	120,595
†Denbury, Inc.	2,266	135,937
Devon Energy Corp.	26,900	1,482,459
DHT Holdings, Inc.	8,597	52,700
Diamondback Energy, Inc.	5,815	704,487
Dorian LPG Ltd.	2,455	37,316
†DT Midstream, Inc.	2,802	137,354
EnLink Midstream LLC	21,168	179,928
EOG Resources, Inc.	11,396	1,258,574
EQT Corp.	18,993	653,359
Equitrans Midstream Corp.	22,129	140,741
Evolution Petroleum Corp.	2,220	12,121
Exxon Mobil Corp.	64,516	5,525,150
†Green Plains, Inc.	2,427	65,942
†Gulfport Energy Corp.	473	37,608
Hess Corp.	10,566	1,119,362
HF Sinclair Corp.	10,776	486,644
International Seaways, Inc.	2,758	58,470
Kinder Morgan, Inc.	25,837	433,028
†Kosmos Energy Ltd.	26,917	166,616
†Laredo Petroleum, Inc.	929	64,045
Magnolia Oil & Gas Corp. Class A	9,382	196,928
Marathon Oil Corp.	39,984	898,840
Marathon Petroleum Corp.	17,066	1,402,996
Matador Resources Co.	6,684	311,408
Murphy Oil Corp.	10,368	313,010
NACCO Industries, Inc. Class A	326	12,355
Northern Oil & Gas, Inc.	1,139	28,771
Oasis Petroleum, Inc.	522	63,501
Occidental Petroleum Corp.	37,466	2,205,998
ONEOK, Inc.	14,633	812,132

LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Overseas Shipholding Group, Inc. Class A	5,002	$ 10,254
Ovintiv, Inc.	13,095	578,668
†Par Pacific Holdings, Inc.	3,626	56,529
†PBF Energy, Inc. Class A	7,775	225,631
PDC Energy, Inc.	6,279	386,849
†Peabody Energy Corp.	9,294	198,241
Phillips 66	7,915	648,951
PHX Minerals, Inc.	655	1,991
Pioneer Natural Resources Co.	3,765	839,896
†Range Resources Corp.	17,978	444,956
†Ranger Oil Corp. Class A	1,090	35,828
†REX American Resources Corp.	540	45,792
†SandRidge Energy, Inc.	3,035	47,559
Scorpio Tankers, Inc.	5,026	173,447
SFL Corp. Ltd.	10,126	96,096
†SilverBow Resources, Inc.	419	11,883
SM Energy Co.	11,376	388,946
†Southwestern Energy Co.	51,776	323,600
†Talos Energy, Inc.	4,058	62,777
Targa Resources Corp.	11,866	708,044
†Teekay Corp.	3,211	9,248
†Teekay Tankers Ltd. Class A	2,248	39,632
†Tellurian, Inc.	13,929	41,509
Texas Pacific Land Corp.	263	391,349
Valero Energy Corp.	10,662	1,133,157
†W&T Offshore, Inc.	4,101	17,716
Whiting Petroleum Corp.	1,783	121,298
Williams Cos., Inc.	32,603	1,017,540
World Fuel Services Corp.	6,061	124,008
		39,516,085
Paper & Forest Products–0.10%
†Clearwater Paper Corp.	1,500	50,445
Glatfelter Corp.	3,242	22,305
Louisiana-Pacific Corp.	7,699	403,504
Mercer International, Inc.	4,679	61,529
Neenah, Inc.	719	24,547
†Resolute Forest Products, Inc.	6,285	80,196
Schweitzer-Mauduit International, Inc.	1,872	47,025
Sylvamo Corp.	1,090	35,621
		725,172
Personal Products–0.23%
†BellRing Brands, Inc.	6,545	162,905
†Coty, Inc. Class A	28,705	229,927
Edgewell Personal Care Co.	3,074	106,115
†elf Beauty, Inc.	1,640	50,315
Estee Lauder Cos., Inc. Class A	2,305	587,014
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products (continued)
†Herbalife Nutrition Ltd.	4,218	$ 86,258
Inter Parfums, Inc.	1,441	105,279
Medifast, Inc.	636	114,804
Natural Health Trends Corp.	462	2,479
†Nature's Sunshine Products, Inc.	909	9,699
Nu Skin Enterprises, Inc. Class A	3,625	156,963
†USANA Health Sciences, Inc.	1,458	105,501
		1,717,259
Pharmaceuticals–4.12%
†Amneal Pharmaceuticals, Inc.	8,114	25,803
†Amphastar Pharmaceuticals, Inc.	3,846	133,802
†ANI Pharmaceuticals, Inc.	935	27,741
Bristol-Myers Squibb Co.	40,273	3,101,021
†Cara Therapeutics, Inc.	1,547	14,124
†Catalent, Inc.	4,237	454,588
†Collegium Pharmaceutical, Inc.	1,508	26,722
†Corcept Therapeutics, Inc.	4,605	109,507
†Cymabay Therapeutics, Inc.	5,352	15,788
†Elanco Animal Health, Inc.	12,080	237,130
Eli Lilly & Co.	15,847	5,138,073
†Endo International PLC	14,512	6,758
†Harmony Biosciences Holdings, Inc.	705	34,383
†Innoviva, Inc.	8,244	121,681
†Intellia Therapeutics, Inc.	1,899	98,292
†Intra-Cellular Therapies, Inc.	3,773	215,363
†Jazz Pharmaceuticals PLC	3,266	509,529
Johnson & Johnson	44,043	7,818,073
Merck & Co., Inc.	40,326	3,676,521
†Nektar Therapeutics	5,848	22,222
†NGM Biopharmaceuticals, Inc.	1,200	15,384
†Ocular Therapeutix, Inc.	4,300	17,286
Organon & Co.	7,098	239,558
†Otonomy, Inc.	732	1,523
†Pacira BioSciences, Inc.	1,047	61,040
Perrigo Co. PLC	6,594	267,519
Pfizer, Inc.	118,890	6,233,403
Phibro Animal Health Corp. Class A	1,490	28,504
†Prestige Consumer Healthcare, Inc.	3,449	202,801
†Sarepta Therapeutics, Inc.	488	36,580
SIGA Technologies, Inc.	4,189	48,509
†Supernus Pharmaceuticals, Inc.	4,014	116,085
†Taro Pharmaceutical Industries Ltd.	2,002	72,392

LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Viatris, Inc.	29,225	$ 305,986
Zoetis, Inc.	8,679	1,491,833
		30,925,524
Professional Services–1.17%
†ASGN, Inc.	3,282	296,200
Barrett Business Services, Inc.	764	55,673
BGSF, Inc.	458	5,661
Booz Allen Hamilton Holding Corp.	6,133	554,178
†CACI International, Inc. Class A	1,381	389,138
†CBIZ, Inc.	2,928	117,003
†Clarivate PLC	10,298	142,730
†CoStar Group, Inc.	4,230	255,534
CRA International, Inc.	465	41,534
†Dun & Bradstreet Holdings, Inc.	3,485	52,379
Equifax, Inc.	3,183	581,789
Exponent, Inc.	2,295	209,924
†Forrester Research, Inc.	1,302	62,288
†Franklin Covey Co.	769	35,512
†FTI Consulting, Inc.	2,327	420,838
Heidrick & Struggles International, Inc.	1,738	56,242
†Huron Consulting Group, Inc.	1,526	99,175
ICF International, Inc.	989	93,955
Insperity, Inc.	1,432	142,957
Jacobs Engineering Group, Inc.	2,662	338,420
KBR, Inc.	9,686	468,705
Kelly Services, Inc. Class A	2,914	57,785
Kforce, Inc.	1,861	114,154
Korn Ferry	3,509	203,592
Leidos Holdings, Inc.	4,371	440,203
ManpowerGroup, Inc.	3,592	274,465
ManTech International Corp. Class A	1,569	149,761
†Mistras Group, Inc.	2,371	14,084
Nielsen Holdings PLC	26,287	610,384
Resources Connection, Inc.	3,042	61,965
Robert Half International, Inc.	8,363	626,305
Science Applications International Corp.	4,049	376,962
TransUnion	4,978	398,190
†TriNet Group, Inc.	4,695	364,426
†TrueBlue, Inc.	2,836	50,764
Verisk Analytics, Inc.	3,525	610,142
†Willdan Group, Inc.	746	20,575
		8,793,592
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–0.31%
†Anywhere Real Estate, Inc.	7,238	$ 71,149
†CBRE Group, Inc. Class A	9,324	686,340
†Cushman & Wakefield PLC	5,962	90,861
Douglas Elliman, Inc.	3,557	17,038
eXp World Holdings, Inc.	1,193	14,042
†Five Point Holdings LLC Class A	1,459	5,705
†Forestar Group, Inc.	2,282	31,241
†FRP Holdings, Inc.	1,191	71,877
†Howard Hughes Corp.	2,366	161,006
†Jones Lang LaSalle, Inc.	2,637	461,106
Kennedy-Wilson Holdings, Inc.	9,523	180,366
Marcus & Millichap, Inc.	2,435	90,071
†Maui Land & Pineapple Co., Inc.	1,011	9,574
Newmark Group, Inc. Class A	11,223	108,526
†Rafael Holdings, Inc. Class B	887	1,659
RE/MAX Holdings, Inc. Class A	1,472	36,093
†Redfin Corp.	1,750	14,420
RMR Group, Inc. Class A	1,499	42,497
St. Joe Co.	4,108	162,512
†Tejon Ranch Co.	3,049	47,320
		2,303,403
Road & Rail–1.51%
AMERCO	1,196	571,963
ArcBest Corp.	1,859	130,818
†Avis Budget Group, Inc.	2,048	301,220
Covenant Logistics Group, Inc.	1,476	37,033
CSX Corp.	59,924	1,741,391
†Daseke, Inc.	9,269	59,229
Heartland Express, Inc.	5,586	77,701
JB Hunt Transport Services, Inc.	5,339	840,732
Knight-Swift Transportation Holdings, Inc.	9,538	441,514
Landstar System, Inc.	2,710	394,088
†Lyft, Inc. Class A	2,279	30,265
Marten Transport Ltd.	5,929	99,726
Norfolk Southern Corp.	3,875	880,749
Old Dominion Freight Line, Inc.	3,609	924,915
†PAM Transportation Services, Inc.	2,728	74,720
Ryder System, Inc.	3,781	268,678
†Saia, Inc.	2,290	430,520
Schneider National, Inc. Class B	5,218	116,779
†Uber Technologies, Inc.	2,905	59,436
Union Pacific Corp.	15,901	3,391,365

LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
Universal Logistics Holdings, Inc.	2,167	$ 59,181
†USA Truck, Inc.	643	20,203
Werner Enterprises, Inc.	4,045	155,894
†XPO Logistics, Inc.	4,881	235,069
		11,343,189
Semiconductors & Semiconductor Equipment–4.17%
†Advanced Micro Devices, Inc.	15,399	1,177,561
†Alpha & Omega Semiconductor Ltd.	978	32,606
†Ambarella, Inc.	1,741	113,966
Amkor Technology, Inc.	22,758	385,748
Analog Devices, Inc.	7,454	1,088,955
Applied Materials, Inc.	14,737	1,340,772
†Axcelis Technologies, Inc.	2,339	128,271
†AXT, Inc.	1,172	6,868
Broadcom, Inc.	7,660	3,721,305
†CEVA, Inc.	1,018	34,164
†Cirrus Logic, Inc.	4,655	337,674
CMC Materials, Inc.	1,936	337,813
†Cohu, Inc.	3,624	100,566
†Diodes, Inc.	2,424	156,518
†Enphase Energy, Inc.	1,912	373,299
Entegris, Inc.	3,458	318,586
†First Solar, Inc.	4,890	333,156
†FormFactor, Inc.	4,562	176,686
†Ichor Holdings Ltd.	1,913	49,700
Intel Corp.	84,710	3,169,001
KLA Corp.	3,769	1,202,612
Kulicke & Soffa Industries, Inc.	3,275	140,203
Lam Research Corp.	3,251	1,385,414
†Lattice Semiconductor Corp.	3,059	148,361
†MACOM Technology Solutions Holdings, Inc.	1,580	72,838
†Magnachip Semiconductor Corp.	1,402	20,371
Marvell Technology, Inc.	9,572	416,669
†MaxLinear, Inc.	2,621	89,062
Microchip Technology, Inc.	17,408	1,011,057
Micron Technology, Inc.	21,433	1,184,816
MKS Instruments, Inc.	2,121	217,678
Monolithic Power Systems, Inc.	551	211,606
†NeoPhotonics Corp.	1,612	25,357
NVE Corp.	375	17,482
NVIDIA Corp.	10,272	1,557,132
NXP Semiconductors NV	1,651	244,398
†ON Semiconductor Corp.	13,957	702,177
†Onto Innovation, Inc.	3,137	218,774
†PDF Solutions, Inc.	2,280	49,043
†Photronics, Inc.	4,937	96,173
Power Integrations, Inc.	2,937	220,304
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Qorvo, Inc.	4,976	$ 469,336
QUALCOMM, Inc.	20,614	2,633,232
†Rambus, Inc.	6,528	140,287
†Semtech Corp.	2,840	156,115
†Silicon Laboratories, Inc.	1,942	272,307
Skyworks Solutions, Inc.	6,210	575,294
†SMART Global Holdings, Inc.	2,460	40,270
†SolarEdge Technologies, Inc.	763	208,818
†Synaptics, Inc.	2,171	256,287
Teradyne, Inc.	5,398	483,391
Texas Instruments, Inc.	19,692	3,025,676
†Ultra Clean Holdings, Inc.	2,077	61,832
Universal Display Corp.	1,230	124,402
†Veeco Instruments, Inc.	2,578	50,013
†Wolfspeed, Inc.	3,268	207,355
		31,319,357
Software–6.30%
A10 Networks, Inc.	2,287	32,887
†ACI Worldwide, Inc.	6,433	166,550
†Adobe, Inc.	4,609	1,687,171
†Agilysys, Inc.	934	44,150
†Alarm.com Holdings, Inc.	1,481	91,615
†Altair Engineering, Inc. Class A	800	42,000
American Software, Inc. Class A	1,038	16,774
†ANSYS, Inc.	1,313	314,188
†Appfolio, Inc. Class A	301	27,283
†Aspen Technology, Inc.	1,511	277,540
†Atlassian Corp. PLC Class A	898	168,285
†Autodesk, Inc.	2,954	507,970
†Avalara, Inc.	1,234	87,120
†Avaya Holdings Corp.	6,128	13,727
†Black Knight, Inc.	3,616	236,450
†Blackbaud, Inc.	2,993	173,804
†Box, Inc. Class A	4,249	106,820
†Cadence Design Systems, Inc.	1,601	240,198
CDK Global, Inc.	4,694	257,090
†Cerence, Inc.	1,724	43,497
†Ceridian HCM Holding, Inc.	2,185	102,870
†ChannelAdvisor Corp.	2,000	29,160
†Citrix Systems, Inc.	3,003	291,802
†Cognyte Software Ltd.	3,097	13,162
†CommVault Systems, Inc.	1,488	93,595
†Consensus Cloud Solutions, Inc.	1,160	50,669
†Coupa Software, Inc.	735	41,969
†Crowdstrike Holdings, Inc. Class A	228	38,432
†Datadog, Inc. Class A	238	22,667
Dell Technologies, Inc. Class C	6,255	289,044

LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†DocuSign, Inc.	339	$ 19,452
Dolby Laboratories, Inc. Class A	2,941	210,458
†DoubleVerify Holdings, Inc.	853	19,338
†Dropbox, Inc. Class A	12,202	256,120
†Duck Creek Technologies, Inc.	2,868	42,590
†Dynatrace, Inc.	2,110	83,218
Ebix, Inc.	2,526	42,689
†eGain Corp.	796	7,761
†Elastic NV	311	21,045
†Envestnet, Inc.	2,030	107,123
†Everbridge, Inc.	687	19,160
†Fair Isaac Corp.	855	342,769
†Five9, Inc.	397	36,183
†Fortinet, Inc.	13,150	744,027
†Guidewire Software, Inc.	1,956	138,856
†HubSpot, Inc.	157	47,202
InterDigital, Inc.	2,062	125,370
Intuit, Inc.	1,484	571,993
†Jamf Holding Corp.	1,616	40,028
†LiveRamp Holdings, Inc.	4,179	107,860
†Mandiant, Inc.	9,874	215,451
†Manhattan Associates, Inc.	3,299	378,065
Microsoft Corp.	124,027	31,853,854
†N-able, Inc.	2,262	20,358
†NCR Corp.	9,975	310,322
NortonLifeLock, Inc.	12,649	277,772
†OneSpan, Inc.	2,510	29,869
Oracle Corp.	11,020	769,967
†Palantir Technologies, Inc. Class A	923	8,372
†Paycom Software, Inc.	1,219	341,466
†Paylocity Holding Corp.	708	123,489
Pegasystems, Inc.	581	27,795
†Ping Identity Holding Corp.	1,531	27,772
Progress Software Corp.	3,296	149,309
†PTC, Inc.	2,503	266,169
†Q2 Holdings, Inc.	156	6,017
†Qualtrics International, Inc. Class A	1,773	22,180
†Qualys, Inc.	1,916	241,684
†Rimini Street, Inc.	4,284	25,747
Roper Technologies, Inc.	980	386,757
†Sailpoint Technologies Holdings, Inc.	1,608	100,789
†Salesforce, Inc.	6,276	1,035,791
Sapiens International Corp. NV	3,371	81,544
†SecureWorks Corp. Class A	2,259	24,533
†ServiceNow, Inc.	339	161,201
†ShotSpotter, Inc.	558	15,016
†Splunk, Inc.	1,375	121,633
†SPS Commerce, Inc.	816	92,249
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Synchronoss Technologies, Inc.	2,306	$ 2,652
†Synopsys, Inc.	938	284,871
†Telos Corp.	3,621	29,258
†Teradata Corp.	7,049	260,883
†Trade Desk, Inc. Class A	1,794	75,151
†Tyler Technologies, Inc.	575	191,176
†Unity Software, Inc.	729	26,842
†Upland Software, Inc.	1,653	24,002
†Verint Systems, Inc.	3,097	131,158
VMware, Inc. Class A	1,626	185,331
†Vonage Holdings Corp.	7,194	135,535
†Workday, Inc. Class A	315	43,968
Xperi Holding Corp.	7,533	108,701
†Zendesk, Inc.	500	37,035
†Zoom Video Communications, Inc. Class A	694	74,931
†Zscaler, Inc.	476	71,167
		47,289,563
Specialty Retail–2.27%
Aaron's Co., Inc.	2,309	33,596
†Abercrombie & Fitch Co. Class A	6,902	116,782
Academy Sports & Outdoors, Inc.	3,312	117,708
Advance Auto Parts, Inc.	2,278	394,299
American Eagle Outfitters, Inc.	13,926	155,693
†America's Car-Mart, Inc.	473	47,584
Arko Corp.	2,100	17,136
†Asbury Automotive Group, Inc.	1,229	208,119
†AutoNation, Inc.	7,273	812,830
†AutoZone, Inc.	295	633,990
†Barnes & Noble Education, Inc.	4,091	11,987
Bath & Body Works, Inc.	2,245	60,435
†Bed Bath & Beyond, Inc.	11,792	58,606
Best Buy Co., Inc.	14,515	946,233
Big 5 Sporting Goods Corp.	952	10,672
†Boot Barn Holdings, Inc.	2,377	163,799
Buckle, Inc.	2,085	57,734
Build-A-Bear Workshop, Inc.	1,134	18,620
†Burlington Stores, Inc.	1,526	207,887
Caleres, Inc.	3,166	83,076
Camping World Holdings, Inc. Class A	1,466	31,651
†CarMax, Inc.	5,954	538,718
†Carvana Co.	154	3,477
Cato Corp. Class A	2,294	26,633
†Chico's FAS, Inc.	9,593	47,677
†Children's Place, Inc.	524	20,394
†Citi Trends, Inc.	1,474	34,860

LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Conn's, Inc.	3,161	$ 25,351
†Container Store Group, Inc.	7,273	45,311
Designer Brands, Inc. Class A	3,126	40,826
Dick's Sporting Goods, Inc.	4,473	337,130
†Five Below, Inc.	2,610	296,052
†Floor & Decor Holdings, Inc. Class A	5,597	352,387
Foot Locker, Inc.	8,253	208,388
Gap, Inc.	12,803	105,497
†Genesco, Inc.	1,809	90,287
Group 1 Automotive, Inc.	1,309	222,268
Guess?, Inc.	7,264	123,851
Haverty Furniture Cos., Inc.	1,170	27,121
Hibbett, Inc.	1,132	49,480
Home Depot, Inc.	6,173	1,693,069
†Leslie's, Inc.	2,355	35,749
Lithia Motors, Inc.	1,842	506,200
†LL Flooring Holdings, Inc.	2,511	23,528
Lowe's Cos., Inc.	4,728	825,840
†MarineMax, Inc.	1,791	64,691
Monro, Inc.	2,081	89,233
Murphy USA, Inc.	2,169	505,095
†National Vision Holdings, Inc.	3,754	103,235
†ODP Corp.	3,561	107,685
†O'Reilly Automotive, Inc.	537	339,255
Penske Automotive Group, Inc.	5,297	554,543
Rent-A-Center, Inc.	3,348	65,119
†RH	1,072	227,543
Ross Stores, Inc.	13,102	920,153
†Sally Beauty Holdings, Inc.	4,190	49,945
Shoe Carnival, Inc.	2,018	43,609
Signet Jewelers Ltd.	4,587	245,221
†Sleep Number Corp.	1,810	56,019
Sonic Automotive, Inc. Class A	1,581	57,912
†Sportsman's Warehouse Holdings, Inc.	1,747	16,754
Tilly's, Inc. Class A	2,120	14,882
TJX Cos., Inc.	18,003	1,005,467
Tractor Supply Co.	5,149	998,134
†Ulta Beauty, Inc.	2,108	812,592
†Urban Outfitters, Inc.	6,503	121,346
†Victoria's Secret & Co.	748	20,922
Williams-Sonoma, Inc.	6,036	669,694
Winmark Corp.	203	39,701
†Zumiez, Inc.	1,585	41,210
		17,038,491
Technology Hardware, Storage & Peripherals–5.27%
†3D Systems Corp.	6,912	67,046
Apple, Inc.	267,418	36,561,389
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
†Avid Technology, Inc.	1,312	$ 34,046
Hewlett Packard Enterprise Co.	33,041	438,124
HP, Inc.	15,313	501,960
†Immersion Corp.	1,963	10,482
†Intevac, Inc.	505	2,442
NetApp, Inc.	7,200	469,728
†Pure Storage, Inc. Class A	5,495	141,277
Seagate Technology Holdings PLC	7,588	542,087
†Stratasys Ltd.	3,678	68,926
†Super Micro Computer, Inc.	2,031	81,951
†Turtle Beach Corp.	601	7,350
†Western Digital Corp.	8,583	384,776
Xerox Holdings Corp.	13,402	199,020
		39,510,604
Textiles, Apparel & Luxury Goods–0.84%
†Capri Holdings Ltd.	6,876	281,985
Carter's, Inc.	3,084	217,360
Columbia Sportswear Co.	3,905	279,520
†Crocs, Inc.	4,701	228,798
Culp, Inc.	857	3,685
†Deckers Outdoor Corp.	1,861	475,206
†Delta Apparel, Inc.	583	16,540
†Fossil Group, Inc.	4,356	22,521
†G-III Apparel Group Ltd.	5,065	102,465
Hanesbrands, Inc.	26,411	271,769
Kontoor Brands, Inc.	1,550	51,723
Levi Strauss & Co. Class A	1,906	31,106
†Lululemon Athletica, Inc.	1,410	384,380
Movado Group, Inc.	1,488	46,024
NIKE, Inc. Class B	17,946	1,834,081
Oxford Industries, Inc.	1,080	95,839
PVH Corp.	3,292	187,315
Ralph Lauren Corp.	1,882	168,721
Rocky Brands, Inc.	542	18,526
†Skechers USA, Inc. Class A	5,696	202,664
Steven Madden Ltd.	4,035	129,967
Superior Group of Cos., Inc.	478	8,484
Tapestry, Inc.	13,865	423,160
†Under Armour, Inc. Class A	11,988	94,960
†Unifi, Inc.	1,589	22,341
†Vera Bradley, Inc.	4,817	20,906
VF Corp.	12,868	568,380
Wolverine World Wide, Inc.	4,245	85,579
		6,274,005
Thrifts & Mortgage Finance–0.34%
†Bridgewater Bancshares, Inc.	1,259	20,320
Capitol Federal Financial, Inc.	10,543	96,785
†Columbia Financial, Inc.	5,791	126,302

LVIP Dimensional U.S. Core Equity 2 Fund–27

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
Essent Group Ltd.	7,232	$ 281,325
Federal Agricultural Mortgage Corp. Class C	746	72,847
Flagstar Bancorp, Inc.	3,532	125,209
FS Bancorp, Inc.	364	10,450
Hingham Institution For Savings The	65	18,445
Home Bancorp, Inc.	767	26,178
Kearny Financial Corp.	6,302	70,015
Luther Burbank Corp.	1,860	24,273
Merchants Bancorp	900	20,403
MGIC Investment Corp.	3,265	41,139
†Mr Cooper Group, Inc.	5,737	210,777
New York Community Bancorp, Inc.	26,009	237,462
†NMI Holdings, Inc. Class A	4,487	74,709
Northeast Community Bancorp, Inc.	1,217	14,324
Northfield Bancorp, Inc.	4,576	59,625
†Ocwen Financial Corp.	526	14,412
PCSB Financial Corp.	1,434	27,375
PennyMac Financial Services, Inc.	1,976	86,371
†Pioneer Bancorp, Inc.	1,588	15,562
†Ponce Financial Group, Inc.	1,139	10,524
Provident Bancorp, Inc.	1,300	20,410
Provident Financial Services, Inc.	5,414	120,516
Radian Group, Inc.	2,793	54,883
Rocket Cos., Inc. Class A	3,907	28,756
Southern Missouri Bancorp, Inc.	664	30,053
†Sterling Bancorp, Inc.	1,968	11,218
Territorial Bancorp, Inc.	299	6,234
TFS Financial Corp.	7,410	101,739
Timberland Bancorp, Inc.	400	10,000
TrustCo Bank Corp. NY	1,470	45,335
†Velocity Financial, Inc.	941	10,342
Walker & Dunlop, Inc.	2,190	210,985
Waterstone Financial, Inc.	2,626	44,773
Western New England Bancorp, Inc.	1,120	8,355
WSFS Financial Corp.	4,769	191,189
		2,579,620
Tobacco–0.22%
Altria Group, Inc.	13,629	569,283
Philip Morris International, Inc.	9,405	928,650
Turning Point Brands, Inc.	703	19,072
Universal Corp.	1,492	90,266
Vector Group Ltd.	7,114	74,697
		1,681,968
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.91%
Air Lease Corp.	8,537	$ 285,392
Applied Industrial Technologies, Inc.	2,223	213,786
†Beacon Roofing Supply, Inc.	4,965	255,002
†BlueLinx Holdings, Inc.	383	25,588
Boise Cascade Co.	2,267	134,864
†Distribution Solutions Group, Inc.	624	32,067
†DXP Enterprises, Inc.	1,412	43,250
Fastenal Co.	16,174	807,406
GATX Corp.	2,433	229,091
Global Industrial Co.	2,361	79,731
†GMS, Inc.	2,996	133,322
H&E Equipment Services, Inc.	2,029	58,780
Herc Holdings, Inc.	1,751	157,853
McGrath RentCorp	1,676	127,376
†MRC Global, Inc.	5,465	54,431
MSC Industrial Direct Co., Inc. Class A	3,057	229,611
†NOW, Inc.	6,498	63,550
Rush Enterprises, Inc. Class A	3,929	190,534
†SiteOne Landscape Supply, Inc.	2,352	279,582
Textainer Group Holdings Ltd.	3,468	95,058
†Titan Machinery, Inc.	1,745	39,105
†Transcat, Inc.	587	33,348
Triton International Ltd.	4,168	219,445
†United Rentals, Inc.	4,479	1,087,994
†Univar Solutions, Inc.	9,999	248,675
†Veritiv Corp.	1,896	205,811
Watsco, Inc.	1,424	340,080
†WESCO International, Inc.	3,455	370,031
†Willis Lease Finance Corp.	616	23,088
WW Grainger, Inc.	1,618	735,268
		6,799,119
Water Utilities–0.18%
American States Water Co.	1,681	137,018
American Water Works Co., Inc.	3,453	513,703
Artesian Resources Corp. Class A	575	28,273
California Water Service Group	2,184	121,321
Consolidated Water Co. Ltd.	860	12,470
Essential Utilities, Inc.	6,714	307,837
Global Water Resources, Inc.	1,585	20,938
Middlesex Water Co.	968	84,874
SJW Group	1,157	72,208
York Water Co.	500	20,215
		1,318,857

LVIP Dimensional U.S. Core Equity 2 Fund–28

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–0.26%
†Gogo, Inc.	2,191	$ 35,472
Shenandoah Telecommunications Co.	3,690	81,918
Spok Holdings, Inc.	803	5,059
Telephone & Data Systems, Inc.	6,032	95,245
†T-Mobile U.S., Inc.	12,136	1,632,778
†U.S. Cellular Corp.	2,733	79,148
		1,929,620
Total Common Stock (Cost $496,610,223)		747,846,232
PREFERRED STOCK–0.01%
•WESCO International, Inc. 10.63% (H15T5Y + 10.33%)	1,790	49,082
Total Preferred Stock (Cost $44,737)		49,082
RIGHTS–0.00%
=†Achillion Pharmaceuticals, Inc. CVR	22,444	32,544
	Number of Shares	Value (U.S. $)
RIGHTS (continued)
=†Aduro Biotech, Inc.	227	$ 370
=†Contra Zagg, Inc. CVR	2,221	200
=†Contra Zogenix, Inc. CVR	3,717	2,528
=†Progenics Pharmaceuticals, Inc.	8,600	7,224
Total Rights (Cost $13,052)		42,866

MONEY MARKET FUND–0.36%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	2,713,115	2,713,115
Total Money Market Fund (Cost $2,713,115)		2,713,115

TOTAL INVESTMENTS–100.04% (Cost $499,381,127)	750,651,295
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(337,389)
NET ASSETS APPLICABLE TO 44,680,312 SHARES OUTSTANDING–100.00%	$750,313,906
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND STANDARD CLASS ($609,038,880 / 36,249,017 Shares)	$16.802
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND SERVICE CLASS ($141,275,026 / 8,431,295 Shares)	$16.756
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$447,676,733
Distributable earnings/(accumulated loss)	302,637,173
TOTAL NET ASSETS	$750,313,906

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
★ Includes $559,185 payable for securities purchased, $213,143 payable for fund shares redeemed, $58,365 other accrued expenses payable and $319,836 due to manager and affiliates as of June 30, 2022.

LVIP Dimensional U.S. Core Equity 2 Fund–29

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
CVR–Contingent Value Rights
H15T5Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund–30

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 6,809,551
Foreign taxes withheld	(2,964)
6,806,587
EXPENSES:
Management fees	2,664,415
Distribution fees-Service Class	193,515
Shareholder servicing fees	123,374
Accounting and administration expenses	86,966
Professional fees	24,368
Pricing fees	14,687
Trustees’ fees and expenses	13,357
Custodian fees	10,297
Reports and statements to shareholders	5,726
Consulting fees	1,438
Other	9,907
3,148,050
Less:
Management fees waived	(877,613)
Total operating expenses	2,270,437
NET INVESTMENT INCOME	4,536,150
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	11,963,130
Foreign currencies	(1)
Net realized gain	11,963,129
Net change in unrealized appreciation (depreciation) of:
Investments	(184,837,101)
Foreign currencies	(9)
Net change in unrealized appreciation (depreciation)	(184,837,110)
NET REALIZED AND UNREALIZED LOSS	(172,873,981)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(168,337,831)
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,536,150	$ 8,353,856
Net realized gain	11,963,129	40,749,939
Net change in unrealized appreciation (depreciation)	(184,837,110)	168,959,209
Net increase (decrease) in net assets resulting from operations	(168,337,831)	218,063,004
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(14,961,135)
Service Class	—	(2,788,001)
	—	(17,749,136)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	11,027,521	29,796,215
Service Class	15,512,051	34,009,299
Reinvestment of dividends and distributions:
Standard Class	—	14,961,135
Service Class	—	2,788,001
	26,539,572	81,554,650
Cost of shares redeemed:
Standard Class	(44,293,985)	(134,977,869)
Service Class	(11,328,259)	(27,629,939)
	(55,622,244)	(162,607,808)
Decrease in net assets derived from capital share transactions	(29,082,672)	(81,053,158)
NET INCREASE (DECREASE) IN NET ASSETS	(197,420,503)	119,260,710
NET ASSETS:
Beginning of period	947,734,409	828,473,699
End of period	$ 750,313,906	$ 947,734,409
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund–31

LVIP Dimensional U.S. Core Equity 2 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 2 Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 20.506	$ 16.368	$ 14.366	$ 11.284	$ 12.636	$ 10.801
Income (loss) from investment operations:
Net investment income[2]	0.104	0.183	0.176	0.176	0.158	0.143
Net realized and unrealized gain (loss)	(3.808)	4.348	2.022	3.073	(1.368)	1.831
Total from investment operations	(3.704)	4.531	2.198	3.249	(1.210)	1.974
Less dividends and distributions from:
Net investment income	—	(0.215)	(0.196)	(0.167)	(0.142)	(0.139)
Net realized gain	—	(0.178)	—	—	—	—
Total dividends and distributions	—	(0.393)	(0.196)	(0.167)	(0.142)	(0.139)
Net asset value, end of period	$ 16.802	$ 20.506	$ 16.368	$ 14.366	$ 11.284	$ 12.636
Total return[3]	(18.06%)	27.77%	15.34%	28.82%	(9.64%)	18.31%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 609,039	$779,683	$701,744	$648,786	$509,361	$461,856
Ratio of expenses to average net assets	0.49%	0.48%	0.49%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.70%	0.78%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income to average net assets	1.11%	0.97%	1.29%	1.34%	1.23%	1.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.90%	0.67%	0.99%	1.05%	0.94%	0.94%
Portfolio turnover	3%	6%	12%	9%	6%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund–32

LVIP Dimensional U.S. Core Equity 2 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 2 Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 20.476	$ 16.349	$ 14.355	$ 11.280	$ 12.634	$ 10.803
Income (loss) from investment operations:
Net investment income[2]	0.080	0.136	0.142	0.143	0.126	0.114
Net realized and unrealized gain (loss)	(3.800)	4.338	2.013	3.070	(1.365)	1.828
Total from investment operations	(3.720)	4.474	2.155	3.213	(1.239)	1.942
Less dividends and distributions from:
Net investment income	—	(0.169)	(0.161)	(0.138)	(0.115)	(0.111)
Net realized gain	—	(0.178)	—	—	—	—
Total dividends and distributions	—	(0.347)	(0.161)	(0.138)	(0.115)	(0.111)
Net asset value, end of period	$ 16.756	$ 20.476	$ 16.349	$ 14.355	$ 11.280	$ 12.634
Total return[3]	(18.17%)	27.46%	15.05%	28.51%	(9.86%)	18.00%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 141,275	$168,051	$126,730	$102,250	$ 56,993	$ 39,207
Ratio of expenses to average net assets	0.74%	0.73%	0.74%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.95%	1.03%	1.04%	1.04%	1.04%	1.04%
Ratio of net investment income to average net assets	0.86%	0.72%	1.04%	1.09%	0.98%	0.98%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.65%	0.42%	0.74%	0.80%	0.69%	0.69%
Portfolio turnover	3%	6%	12%	9%	6%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund–33

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Dimensional U.S. Core Equity 2 Fund–34

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective May 1, 2022, LIAC receives a management fee at an annual rate of 0.42% of the Fund's average daily net assets.   Prior to May 1, 2022, the management fee was 0.72% of the Fund's average daily net assets.   Prior to May 1, 2022, LIAC had contractually agreed to waive a portion of its advisory fee. The waiver amount was 0.30% of the Fund’s average daily net assets.   The management fee, net of waivers, is calculated daily and paid monthly.
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$29,229
Legal	5,218
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $968 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Dimensional U.S. Core Equity 2 Fund–35

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$268,402
Distribution fees payable to LFD	30,042
Printing and mailing fees payable to Lincoln Life	2,859
Shareholder servicing fees payable to Lincoln Life	18,533
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$26,170,998
Sales	50,017,373
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$499,381,127
Aggregate unrealized appreciation of investments	$292,529,906
Aggregate unrealized depreciation of investments	(41,259,738)
Net unrealized appreciation of investments	$251,270,168
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Dimensional U.S. Core Equity 2 Fund–36

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$747,815,327	$—	$30,905	$747,846,232
Preferred Stock	49,082	—	—	49,082
Rights	—	—	42,866	42,866
Money Market Fund	2,713,115	—	—	2,713,115
Total Investments	$750,577,524	$—	$73,771	$750,651,295
During the six months ended June 30, 2022, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	590,378	1,573,005
Service Class	831,028	1,789,457
Shares reinvested:
Standard Class	—	756,951
Service Class	—	141,409
	1,421,406	4,260,822
Shares redeemed:
Standard Class	(2,363,862)	(7,179,135)
Service Class	(607,066)	(1,475,113)
	(2,970,928)	(8,654,248)
Net decrease	(1,549,522)	(4,393,426)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Risk Factors
The Fund invests in REITs ("Real Estate Investment Trust") and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2022. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP Dimensional U.S. Core Equity 2 Fund–37

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund–38

LVIP Dimensional U.S. Core Equity 2 Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Dimensional U.S. Core Equity 2 Fund–39

LVIP Franklin Templeton Global Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Franklin Templeton Global Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$841.40	0.72%	$3.29
Service Class Shares	1,000.00	840.40	0.97%	4.43
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.20	0.72%	$3.61
Service Class Shares	1,000.00	1,020.00	0.97%	4.86

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Security Type/Country	Percentage of Net Assets
Common Stock	91.13%
Argentina	0.06%
Australia	0.10%
Belgium	0.68%
Canada	1.58%
China	0.14%
France	3.11%
Germany	4.96%
Ireland	3.26%
Israel	0.20%
Japan	3.93%
Netherlands	1.33%
Republic of Korea	1.47%
Singapore	0.51%
Spain	0.19%
Switzerland	1.59%
Taiwan	0.63%
Thailand	0.03%
United Kingdom	8.12%
United States	59.22%
Uruguay	0.02%
Preferred Stock	0.13%
Corporate Bonds	0.04%
Money Market Fund	5.80%
Short-Term Investment	0.03%
Total Investments	97.13%
Receivables and Other Assets Net of Liabilities	2.87%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	3.28%
Air Freight & Logistics	0.64%
Airlines	0.31%
Auto Components	0.81%
Automobiles	1.35%
Banks	5.50%
Beverages	1.73%
Biotechnology	1.58%
Building Products	0.89%
Capital Markets	0.78%
Chemicals	3.53%
Commercial Services & Supplies	1.14%
Sector	Percentage of Net Assets
Construction & Engineering	0.52%
Construction Materials	0.74%
Consumer Finance	1.00%
Containers & Packaging	1.11%
Diversified Financial Services	0.84%
Diversified Telecommunication Services	1.15%
Electric Utilities	1.00%
Electrical Equipment	0.34%
Electronic Equipment, Instruments & Components	0.07%
Energy Equipment & Services	0.24%
Entertainment	0.98%
Equity Real Estate Investment Trusts	0.10%
Food & Staples Retailing	0.38%
Food Products	0.95%
Health Care Equipment & Supplies	5.08%
Health Care Providers & Services	4.79%
Health Care Technology	0.14%
Hotels, Restaurants & Leisure	2.53%
Household Durables	0.71%
Household Products	1.03%
Independent Power and Renewable Electricity Producers	0.11%
Industrial Conglomerates	1.58%
Insurance	0.93%
Interactive Media & Services	0.51%
Internet & Direct Marketing Retail	0.73%
IT Services	4.81%
Life Sciences Tools & Services	1.93%
Machinery	2.28%
Media	1.54%
Metals & Mining	1.88%
Multiline Retail	1.39%
Multi-Utilities	1.07%
Oil, Gas & Consumable Fuels	4.27%
Pharmaceuticals	4.47%
Professional Services	0.66%
Real Estate Management & Development	0.14%
Road & Rail	0.60%
Semiconductors & Semiconductor Equipment	4.74%
Software	6.48%
Specialty Retail	1.36%
Technology Hardware, Storage & Peripherals	1.35%
Textiles, Apparel & Luxury Goods	1.48%
Tobacco	0.20%
Trading Companies & Distributors	0.48%
Wireless Telecommunication Services	1.07%
Total	91.30%
LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft Corp.	3.00%
UnitedHealth Group, Inc.	2.25%
BP PLC ADR	1.81%
AbbVie, Inc.	1.52%
Medtronic PLC	1.50%
Wells Fargo & Co.	1.39%
Visa, Inc. Class A	1.30%
General Dynamics Corp.	1.25%
TotalEnergies SE	1.18%
Deutsche Telekom AG	1.15%
Total	16.35%

ADR–American Depositary Receipt
IT–Information Technology
LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–91.13%
Argentina–0.06%
†MercadoLibre, Inc.	939	$ 598,021
		598,021
Australia–0.10%
†Atlassian Corp. PLC Class A	4,947	927,068
		927,068
Belgium–0.68%
Anheuser-Busch InBev SA	119,279	6,423,405
		6,423,405
Canada–1.58%
Barrick Gold Corp.	182,500	3,228,425
†Descartes Systems Group, Inc.	1,731	107,426
GFL Environmental, Inc.	217,300	5,606,340
†Shopify, Inc. Class A	12,360	386,202
Wheaton Precious Metals Corp.	154,000	5,548,881
		14,877,274
China–0.14%
China Pacific Insurance Group Co. Ltd. Class H	534,420	1,312,539
		1,312,539
France–3.11%
Airbus SE	12,775	1,249,521
Alstom SA	62,336	1,423,413
BNP Paribas SA	37,817	1,808,861
Capgemini SE	8,602	1,483,501
Cie Generale des Etablissements Michelin SCA	37,440	1,022,522
Danone SA	29,928	1,676,034
Eiffage SA	48,668	4,402,507
TotalEnergies SE	210,000	11,053,763
Veolia Environnement SA	208,260	5,105,138
		29,225,260
Germany–4.96%
adidas AG	14,131	2,510,102
Bayer AG	88,007	5,255,457
Continental AG	93,568	6,567,422
Covestro AG	38,396	1,334,210
Deutsche Telekom AG	542,761	10,795,107
E.ON SE	597,314	5,031,221
†Evotec SE	2,720	65,930
Fresenius Medical Care AG & Co. KGaA	124,787	6,251,964
Fresenius SE & Co. KGaA	50,663	1,540,749
HeidelbergCement AG	25,110	1,212,343
Infineon Technologies AG	154,030	3,746,858
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
RWE AG	27,559	$ 1,019,298
Siemens AG	12,698	1,305,310
		46,635,971
Ireland–3.26%
Accenture PLC Class A	33,820	9,390,123
†AerCap Holdings NV	35,197	1,440,965
CRH PLC	165,255	5,702,751
Medtronic PLC	157,357	14,122,791
		30,656,630
Israel–0.20%
†Check Point Software Technologies Ltd.	11,141	1,356,751
†Tower Semiconductor Ltd.	10,290	475,192
		1,831,943
Japan–3.93%
Hitachi Ltd.	161,800	7,696,830
Honda Motor Co. Ltd.	312,400	7,532,301
Keyence Corp.	989	339,166
Komatsu Ltd.	170,300	3,792,097
Mitsubishi Electric Corp.	130,901	1,407,075
†Renesas Electronics Corp.	149,871	1,356,236
Sony Group Corp.	63,500	5,178,854
Sumitomo Metal Mining Co. Ltd.	160,700	4,982,390
Sumitomo Mitsui Financial Group, Inc.	156,800	4,660,895
		36,945,844
Netherlands–1.33%
†Adyen NV	989	1,427,257
†Argenx SE	1,236	463,058
ASM International NV	865	215,218
ASML Holding NV	3,710	1,765,515
ING Groep NV	183,225	1,805,059
NN Group NV	43,275	1,960,048
NXP Semiconductors NV	32,500	4,810,975
		12,447,130
Republic of Korea–1.47%
Samsung Electronics Co. Ltd.	186,615	8,231,093
Shinhan Financial Group Co. Ltd.	193,450	5,547,074
		13,778,167
Singapore–0.51%
United Overseas Bank Ltd.	255,100	4,819,380
		4,819,380
LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain–0.19%
CaixaBank SA	502,316	$ 1,759,136
		1,759,136
Switzerland–1.59%
†Adecco Group AG	179,476	6,117,407
Lonza Group AG	989	528,262
Novartis AG ADR	25,022	2,115,109
Roche Holding AG	18,526	6,193,238
		14,954,016
Taiwan–0.63%
Catcher Technology Co. Ltd.	131,662	734,475
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	63,200	5,166,600
		5,901,075
Thailand–0.03%
†Sea Ltd. ADR	3,973	265,635
		265,635
United Kingdom–8.12%
AstraZeneca PLC	58,995	7,782,723
AstraZeneca PLC ADR	9,894	653,697
BAE Systems PLC	948,415	9,601,748
BP PLC	531,675	2,496,477
BP PLC ADR	599,019	16,982,189
British American Tobacco PLC	43,321	1,856,923
†Endava PLC ADR	984	86,858
GSK PLC	376,872	8,122,189
†Informa PLC	431,944	2,790,622
†International Consolidated Airlines Group SA	2,231,691	2,935,759
†Linde PLC	32,157	9,246,375
Lloyds Banking Group PLC	11,560,851	5,948,134
nVent Electric PLC	55,800	1,748,214
Pentair PLC	47,850	2,190,094
Reckitt Benckiser Group PLC	20,949	1,575,622
Rio Tinto PLC	7,470	446,606
Willis Towers Watson PLC	9,052	1,786,774
		76,251,004
United States–59.22%
Abbott Laboratories	59,102	6,421,432
AbbVie, Inc.	93,470	14,315,865
Activision Blizzard, Inc.	22,255	1,732,774
†Adobe, Inc.	1,978	724,067
†Advanced Micro Devices, Inc.	4,925	376,615
Air Products & Chemicals, Inc.	26,625	6,402,780
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Airbnb, Inc. Class A	4,576	$ 407,630
Albemarle Corp.	24,570	5,134,639
†Alphabet, Inc. Class A	1,484	3,234,022
†Alphabet, Inc. Class C	494	1,080,600
†Amazon.com, Inc.	49,460	5,253,147
American Electric Power Co., Inc.	46,700	4,480,398
American Express Co.	67,500	9,356,850
Amphenol Corp. Class A	1,241	79,896
Analog Devices, Inc.	64,351	9,401,038
†ANSYS, Inc.	2,968	710,213
Apple, Inc.	15,688	2,144,863
†Aspen Technology, Inc.	727	133,535
†Axon Enterprise, Inc.	2,473	230,409
Baker Hughes Co.	72,439	2,091,314
Bank of America Corp.	274,100	8,532,733
Becton Dickinson & Co.	27,010	6,658,775
†Berkshire Hathaway, Inc. Class B	22,100	6,033,742
†Bio-Rad Laboratories, Inc. Class A	989	489,555
Bio-Techne Corp.	494	171,240
BlackRock, Inc.	2,814	1,713,839
†Booking Holdings, Inc.	3,847	6,728,365
Bruker Corp.	738	46,317
†Cadence Design Systems, Inc.	10,388	1,558,512
Carlisle Cos., Inc.	12,530	2,989,783
†Catalent, Inc.	9,399	1,008,419
†CBRE Group, Inc. Class A	18,353	1,350,964
†Chart Industries, Inc.	1,731	289,735
†Charter Communications, Inc. Class A	4,629	2,168,825
Chevron Corp.	24,400	3,532,632
Cintas Corp.	13,700	5,117,361
CME Group, Inc.	989	202,448
Colgate-Palmolive Co.	40,800	3,269,712
Comcast Corp. Class A	242,510	9,516,092
Corteva, Inc.	9,894	535,661
†CoStar Group, Inc.	1,231	74,365
†Crowdstrike Holdings, Inc. Class A	3,710	625,358
Crown Castle International Corp.	989	166,528
Crown Holdings, Inc.	112,800	10,396,776
CVS Health Corp.	35,196	3,261,261
Danaher Corp.	12,694	3,218,183
†Datadog, Inc. Class A	7,420	706,681
†Deckers Outdoor Corp.	12,500	3,191,875
†Dexcom, Inc.	1,180	87,945
†Dollar Tree, Inc.	52,400	8,166,540
Donaldson Co., Inc.	29,707	1,430,095
Dover Corp.	29,900	3,627,468
DR Horton, Inc.	22,661	1,499,932

LVIP Franklin Templeton Global Equity Managed Volatility Fund–5

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
DuPont de Nemours, Inc.	95,000	$ 5,280,100
†DXC Technology Co.	252,300	7,647,213
eBay, Inc.	25,200	1,050,084
Ecolab, Inc.	20,500	3,152,080
†Edwards Lifesciences Corp.	4,925	468,318
Elevance Health, Inc.	2,981	1,438,571
†Enphase Energy, Inc.	494	96,449
Entegris, Inc.	4,947	455,767
EOG Resources, Inc.	23,300	2,573,252
Erie Indemnity Co. Class A	10,500	2,017,995
Everest Re Group Ltd.	6,175	1,730,729
Exxon Mobil Corp.	23,900	2,046,796
FactSet Research Systems, Inc.	494	189,978
Fastenal Co.	3,215	160,493
Fidelity National Information Services, Inc.	63,300	5,802,711
First Horizon Corp.	26,228	573,344
†Fiserv, Inc.	13,462	1,197,714
FMC Corp.	2,473	264,636
†Fortinet, Inc.	7,420	419,824
Freeport-McMoRan, Inc.	117,400	3,435,124
General Dynamics Corp.	53,200	11,770,500
†General Motors Co.	42,653	1,354,659
Global Payments, Inc.	16,499	1,825,449
†Halozyme Therapeutics, Inc.	2,473	108,812
HCA Healthcare, Inc.	57,600	9,680,256
HEICO Corp.	2,349	308,001
Honeywell International, Inc.	33,750	5,866,087
†HubSpot, Inc.	4,204	1,263,933
Humana, Inc.	3,800	1,778,666
†Hyatt Hotels Corp. Class A	60,400	4,464,164
†ICON PLC	21,100	4,572,370
†IDEXX Laboratories, Inc.	3,586	1,257,718
†Inspire Medical Systems, Inc.	3,957	722,825
†Insulet Corp.	1,607	350,230
Intel Corp.	3,710	138,791
Intuit, Inc.	5,070	1,954,181
†Intuitive Surgical, Inc.	4,699	943,136
†Jazz Pharmaceuticals PLC	494	77,069
JB Hunt Transport Services, Inc.	13,500	2,125,845
Johnson & Johnson	31,900	5,662,569
Johnson Controls International PLC	111,389	5,333,305
JPMorgan Chase & Co.	28,700	3,231,907
Keurig Dr Pepper, Inc.	132,000	4,671,480
†Keysight Technologies, Inc.	1,484	204,569
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
KLA Corp.	2,473	$ 789,085
Kraft Heinz Co.	52,522	2,003,189
Lam Research Corp.	2,473	1,053,869
Lowe's Cos., Inc.	31,000	5,414,770
Marvell Technology, Inc.	2,520	109,696
Mastercard, Inc. Class A	8,286	2,614,067
McCormick & Co., Inc.	48,000	3,996,000
McDonald's Corp.	21,300	5,258,544
Merck & Co., Inc.	20,310	1,851,663
MGM Resorts International	195,100	5,648,145
Micron Technology, Inc.	35,400	1,956,912
Microsoft Corp.	109,863	28,216,114
Mondelez International, Inc. Class A	19,800	1,229,382
†MongoDB, Inc.	3,454	896,313
Monolithic Power Systems, Inc.	2,473	949,731
Moody's Corp.	985	267,890
MSCI, Inc.	2,473	1,019,247
Nasdaq, Inc.	20,150	3,073,681
†NCR Corp.	104,400	3,247,884
NextEra Energy, Inc.	17,314	1,341,142
NIKE, Inc. Class B	45,400	4,639,880
Norfolk Southern Corp.	15,400	3,500,266
NVIDIA Corp.	19,703	2,986,778
†Palo Alto Networks, Inc.	1,711	845,131
Parker-Hannifin Corp.	5,936	1,460,553
†Paycom Software, Inc.	1,113	311,774
PepsiCo, Inc.	31,200	5,199,792
Pfizer, Inc.	54,825	2,874,475
†Procore Technologies, Inc.	3,739	169,713
Procter & Gamble Co.	33,200	4,773,828
Quanta Services, Inc.	4,081	511,513
Raytheon Technologies Corp.	80,764	7,762,228
†Repligen Corp.	4,947	803,393
Roper Technologies, Inc.	26,823	10,585,697
Ross Stores, Inc.	43,500	3,055,005
†Salesforce, Inc.	6,925	1,142,902
SBA Communications Corp.	2,473	791,484
Schlumberger NV	6,431	229,973
†ServiceNow, Inc.	5,441	2,587,304
Sherwin-Williams Co.	7,950	1,780,084
†SiTime Corp.	2,473	403,173
†Skechers USA, Inc. Class A	100,400	3,572,232
Southern Co.	49,900	3,558,369
Starbucks Corp.	16,000	1,222,240
STERIS PLC	4,947	1,019,824
Stryker Corp.	40,273	8,011,508
†Synopsys, Inc.	6,183	1,877,777
Target Corp.	34,415	4,860,430
Teradyne, Inc.	5,628	503,987

LVIP Franklin Templeton Global Equity Managed Volatility Fund–6

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Tesla, Inc.	3,957	$ 2,664,723
Texas Instruments, Inc.	51,350	7,889,927
Thermo Fisher Scientific, Inc.	4,952	2,690,323
TJX Cos., Inc.	76,400	4,266,940
†T-Mobile U.S., Inc.	74,800	10,063,592
Tradeweb Markets, Inc. Class A	12,367	844,048
†Tyler Technologies, Inc.	1,484	493,400
United Parcel Service, Inc. Class B	32,725	5,973,621
UnitedHealth Group, Inc.	41,073	21,096,325
†Veeva Systems, Inc. Class A	2,955	585,208
Visa, Inc. Class A	62,082	12,223,325
Voya Financial, Inc.	32,312	1,923,533
Walmart, Inc.	29,000	3,525,820
†Walt Disney Co.	76,514	7,222,922
Wells Fargo & Co.	332,288	13,015,721
West Pharmaceutical Services, Inc.	18,100	5,472,897
†Western Digital Corp.	33,318	1,493,646
Westinghouse Air Brake Technologies Corp.	88,300	7,247,664
Williams Cos., Inc.	41,863	1,306,544
†Workday, Inc. Class A	5,194	724,979
WW Grainger, Inc.	6,500	2,953,795
Zimmer Biomet Holdings, Inc.	80,800	8,488,848
†ZoomInfo Technologies, Inc.	17,314	575,517
		556,469,459
Uruguay–0.02%
†Globant SA	1,236	215,064
		215,064
Total Common Stock (Cost $672,843,314)		856,294,021
	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.13%
Germany–0.13%
Volkswagen AG 3.27%	9,053	$ 1,218,893
Total Preferred Stock (Cost $1,520,237)		1,218,893

	Principal Amount°
CORPORATE BONDS–0.04%
United States–0.04%
Bausch Health Americas, Inc.
8.50% 1/31/27	177,000	124,121
9.25% 4/1/26	334,000	238,810
Bausch Health Cos., Inc. 9.00% 12/15/25	15,000	11,083
Total Corporate Bonds (Cost $532,648)		374,014

	Number of Shares
MONEY MARKET FUND–5.80%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 1.43%)	54,528,147	54,528,147
Total Money Market Fund (Cost $54,528,147)		54,528,147

	Principal Amount°
SHORT-TERM INVESTMENT–0.03%
U.S. TREASURY OBLIGATIONS–0.03%
≠U.S. Treasury Bills 0.00% 8/4/22	300,000	299,665
		299,665
Total Short-Term Investment (Cost $299,845)		299,665

TOTAL INVESTMENTS–97.13% (Cost $729,724,191)	912,714,740
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.87%	26,943,803
NET ASSETS APPLICABLE TO 24,378,305 SHARES OUTSTANDING–100.00%	$939,658,543
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY FUND STANDARD CLASS ($78,861,586 / 2,043,345 Shares)	$38.594
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY FUND SERVICE CLASS ($860,796,957 / 22,334,960 Shares)	$38.540
LVIP Franklin Templeton Global Equity Managed Volatility Fund–7

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$671,024,344
Distributable earnings/(accumulated loss)	268,634,199
TOTAL NET ASSETS	$939,658,543

Δ Securities have been classified by country of origin.
† Non-income producing.
° Principal amount shown is stated in U.S. dollars.
≠ The rate shown is the effective yield at the time of purchase.
★ Includes $19,435,781 cash collateral held at broker for futures contracts, $4,145,312 variation margin due from broker on futures contracts, $383,634 payable for securities purchased, $136,728 payable for fund shares redeemed, $103,821 other accrued expenses payable and $719,424 due to manager and affiliates as of June 30, 2022.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2022:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	CHF	136,442	USD	(149,947)	7/20/22	$ —	$ (6,845)
BOA	EUR	(476,918)	USD	526,653	7/25/22	26,024	—
BOA	EUR	1,962,983	USD	(2,122,586)	7/25/22	—	(62,005)
BOA	EUR	1,655,468	USD	(1,724,585)	7/25/22	13,195	—
BOA	GBP	(930,965)	USD	1,214,686	8/15/22	80,446	—
BOA	GBP	586,900	USD	(726,874)	8/15/22	—	(11,825)
BOA	GBP	54,477	USD	(66,235)	8/15/22	137	—
HSBC	CHF	(1,677,657)	USD	1,841,647	7/20/22	82,094	—
HSBC	CHF	940,835	USD	(1,026,958)	7/20/22	—	(40,196)
HSBC	EUR	(7,929,447)	USD	9,025,811	7/25/22	702,105	—
HSBC	EUR	1,383,544	USD	(1,510,783)	7/25/22	—	(58,448)
HSBC	EUR	174,658	USD	(182,916)	7/25/22	427	—
HSBC	GBP	(930,965)	USD	1,214,868	8/15/22	80,628	—
HSBC	GBP	52,050	USD	(64,200)	8/15/22	—	(786)
HSBC	KRW	(535,477,950)	USD	422,351	11/14/22	5,186	—
HSBC	KRW	(557,451,000)	USD	432,133	11/14/22	—	(2,150)
HSBC	KRW	89,757,450	USD	(69,590)	11/14/22	336	—
HSBC	TWD	(21,790,061)	USD	740,026	9/30/22	1,417	—
UBS	CHF	600,379	USD	(655,895)	7/20/22	—	(26,208)
UBS	EUR	(8,260,488)	USD	9,391,809	7/25/22	720,603	—
UBS	EUR	1,766,941	USD	(1,912,807)	7/25/22	—	(58,011)
UBS	EUR	143,426	USD	(150,525)	7/25/22	31	—
UBS	GBP	515,501	USD	(636,308)	8/15/22	—	(8,245)
UBS	GBP	43,129	USD	(51,836)	8/15/22	710	—
UBS	JPY	(185,271,903)	USD	1,450,996	11/18/22	68,757	—
Total Foreign Currency Exchange Contracts						$1,782,096	$(274,719)
LVIP Franklin Templeton Global Equity Managed Volatility Fund–8

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(275)	British Pound	$ (20,967,031)	$ (21,151,483)	9/19/22	$ 184,452	$—
(263)	Euro	(34,643,675)	(34,832,525)	9/19/22	188,850	—
(270)	Japanese Yen	(25,027,312)	(25,273,086)	9/19/22	245,774	—
					619,076	—
Equity Contracts:
(86)	E-mini MSCI Emerging Markets Index	(4,311,610)	(4,374,559)	9/16/22	62,949	—
(75)	E-mini Russell 2000 Index	(6,405,000)	(6,598,706)	9/16/22	193,706	—
(752)	E-mini S&P 500 Index	(142,485,200)	(144,860,639)	9/16/22	2,375,439	—
(182)	E-mini S&P MidCap 400 Index	(41,277,600)	(42,449,272)	9/16/22	1,171,672	—
(945)	Euro STOXX 50 Index	(34,076,662)	(35,023,244)	9/16/22	946,582	—
(237)	FTSE 100 Index	(20,544,097)	(20,744,640)	9/16/22	200,543	—
(128)	Nikkei 225 Index (OSE)	(24,886,792)	(25,526,872)	9/8/22	640,080	—
					5,590,971	—
Total Futures Contracts					$6,210,047	$—
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CHF–Swiss Franc
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
JPY–Japanese Yen
KRW–South Korean Won
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
TWD–Taiwan New Dollar
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–9

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 11,813,215
Interest	113,451
Foreign taxes withheld	(686,590)
11,240,076
EXPENSES:
Management fees	3,385,407
Distribution fees-Service Class	1,206,756
Shareholder servicing fees	152,842
Accounting and administration expenses	137,037
Custodian fees	72,018
Professional fees	45,653
Trustees’ fees and expenses	16,581
Reports and statements to shareholders	11,448
Pricing fees	9,962
Consulting fees	1,813
Other	12,132
5,051,649
Less:
Management fees waived	(52,704)
Total operating expenses	4,998,945
NET INVESTMENT INCOME	6,241,131
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	38,052,332
Foreign currencies	(120,118)
Foreign currency exchange contracts	990,965
Futures contracts	(7,154,840)
Net realized gain	31,768,339
Net change in unrealized appreciation (depreciation) of:
Investments	(225,285,562)
Foreign currencies	(50,190)
Foreign currency exchange contracts	1,026,858
Futures contracts	5,215,750
Net change in unrealized appreciation (depreciation)	(219,093,144)
NET REALIZED AND UNREALIZED LOSS	(187,324,805)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(181,083,674)
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 6,241,131	$ 7,541,189
Net realized gain	31,768,339	115,245,115
Net change in unrealized appreciation (depreciation)	(219,093,144)	58,586,474
Net increase (decrease) in net assets resulting from operations	(181,083,674)	181,372,778
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,116,849)
Service Class	—	(9,558,523)
	—	(10,675,372)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,301,637	3,149,619
Service Class	17,843,196	30,283,128
Reinvestment of dividends and distributions:
Standard Class	—	1,116,849
Service Class	—	9,558,523
	19,144,833	44,108,119
Cost of shares redeemed:
Standard Class	(5,506,652)	(10,603,292)
Service Class	(62,800,834)	(149,300,104)
	(68,307,486)	(159,903,396)
Decrease in net assets derived from capital share transactions	(49,162,653)	(115,795,277)
NET INCREASE (DECREASE) IN NET ASSETS	(230,246,327)	54,902,129
NET ASSETS:
Beginning of period	1,169,904,870	1,115,002,741
End of period	$ 939,658,543	$1,169,904,870
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–10

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Global Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 45.868	$ 39.545	$ 35.448	$ 32.180	$ 35.974	$ 30.020
Income (loss) from investment operations:
Net investment income[3]	0.300	0.385	0.431	0.598	0.491	0.455
Net realized and unrealized gain (loss)	(7.574)	6.464	4.052	3.511	(3.779)	5.968
Total from investment operations	(7.274)	6.849	4.483	4.109	(3.288)	6.423
Less dividends and distributions from:
Net investment income	—	(0.526)	(0.386)	(0.636)	(0.506)	(0.469)
Net realized gain	—	—	—	(0.199)	—	—
Return of capital	—	—	—	(0.006)	—	—
Total dividends and distributions	—	(0.526)	(0.386)	(0.841)	(0.506)	(0.469)
Net asset value, end of period	$ 38.594	$ 45.868	$ 39.545	$ 35.448	$ 32.180	$ 35.974
Total return[4]	(15.86%)	17.32%	12.66%	12.80%	(9.14%)	21.41%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 78,862	$ 98,213	$ 90,558	$ 84,909	$ 78,653	$ 92,307
Ratio of expenses to average net assets	0.72%	0.71%	0.73%	0.74%	0.73%	0.72%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.72%	0.74%	0.74%	0.73%	0.72%
Ratio of net investment income to average net assets	1.41%	0.88%	1.25%	1.76%	1.37%	1.36%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.40%	0.87%	1.24%	1.76%	1.37%	—
Portfolio turnover	15%	27%	45%	29%	30%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–11

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 45.861	$ 39.540	$ 35.451	$ 32.187	$ 35.975	$ 30.027
Income (loss) from investment operations:
Net investment income[3]	0.247	0.275	0.344	0.512	0.401	0.372
Net realized and unrealized gain (loss)	(7.568)	6.457	4.041	3.507	(3.770)	5.961
Total from investment operations	(7.321)	6.732	4.385	4.019	(3.369)	6.333
Less dividends and distributions from:
Net investment income	—	(0.411)	(0.296)	(0.551)	(0.419)	(0.385)
Net realized gain	—	—	—	(0.199)	—	—
Return of capital	—	—	—	(0.005)	—	—
Total dividends and distributions	—	(0.411)	(0.296)	(0.755)	(0.419)	(0.385)
Net asset value, end of period	$ 38.540	$ 45.861	$ 39.540	$ 35.451	$ 32.187	$ 35.975
Total return[4]	(15.96%)	17.03%	12.38%	12.51%	(9.37%)	21.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 860,797	$1,071,692	$1,024,444	$987,922	$882,097	$914,177
Ratio of expenses to average net assets	0.97%	0.96%	0.98%	0.99%	0.98%	0.97%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	0.97%	0.99%	0.99%	0.98%	—
Ratio of net investment income to average net assets	1.16%	0.63%	1.00%	1.51%	1.12%	1.11%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.15%	0.62%	0.99%	1.51%	1.12%	—
Portfolio turnover	15%	27%	45%	29%	30%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–12

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the Fund may also be invested in debt obligations of companies and governments of any nation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–13

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2022, the value and cost of foreign currency held by the LVIP Franklin Templeton Global Equity Managed Volatility Fund is $115,166 and $114,389 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $1,115 for the six months ended June 30, 2022. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the Fund’s average daily net assets; 0.65% of the next $300 million; and 0.60% of the Fund’s average daily net assets in excess of $500 million.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund's average daily net assets.   The management fee, net of waivers, is calculated daily and paid monthly.
Templeton Investment Counsel, LLC, Franklin Advisers, Inc., and Franklin Mutual Advisers, LLC (the “Sub-Advisers”) are each responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisers a fee based on their respective managed portion of the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–14

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$36,132
Legal	6,450
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,788 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$507,799
Distribution fees payable to LFD	182,695
Printing and mailing fees payable to Lincoln Life	5,788
Shareholder servicing fees payable to Lincoln Life	23,142
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.
For the six months ended June 30, 2022, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$151,121,184
Sales	202,393,298
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$729,724,191
Aggregate unrealized appreciation of investments and derivatives	$239,875,085
Aggregate unrealized depreciation of investments and derivatives	(49,167,112)
Net unrealized appreciation of investments and derivatives	$190,707,973
LVIP Franklin Templeton Global Equity Managed Volatility Fund–15

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Franklin Templeton Global Equity Managed Volatility Fund–16

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$ 598,021	$ —	$—	$ 598,021
Australia	927,068	—	—	927,068
Belgium	—	6,423,405	—	6,423,405
Canada	14,877,274	—	—	14,877,274
China	—	1,312,539	—	1,312,539
France	—	29,225,260	—	29,225,260
Germany	—	46,635,971	—	46,635,971
Ireland	24,953,879	5,702,751	—	30,656,630
Israel	1,831,943	—	—	1,831,943
Japan	—	36,945,844	—	36,945,844
Netherlands	7,039,548	5,407,582	—	12,447,130
Republic of Korea	—	13,778,167	—	13,778,167
Singapore	—	4,819,380	—	4,819,380
Spain	—	1,759,136	—	1,759,136
Switzerland	2,115,109	12,838,907	—	14,954,016
Taiwan	5,166,600	734,475	—	5,901,075
Thailand	265,635	—	—	265,635
United Kingdom	32,231,867	44,019,137	—	76,251,004
United States	556,469,459	—	—	556,469,459
Uruguay	215,064	—	—	215,064
Preferred Stock	—	1,218,893	—	1,218,893
Corporate Bonds	—	374,014	—	374,014
Money Market Fund	54,528,147	—	—	54,528,147
Short-Term Investment	—	299,665	—	299,665
Total Investments	$701,219,614	$211,495,126	$—	$912,714,740
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$1,782,096	$—	$1,782,096
Futures Contracts	$6,210,047	$ —	$—	$6,210,047
Liabilities:
Foreign Currency Exchange Contracts	$ —	$ (274,719)	$—	$ (274,719)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2022, a portion of the Fund’s common stock and preferred stock investments was categorized as Level 2.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–17

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	30,517	72,633
Service Class	424,827	694,639
Shares reinvested:
Standard Class	—	24,353
Service Class	—	208,549
	455,344	1,000,174
Shares redeemed:
Standard Class	(128,376)	(245,801)
Service Class	(1,458,303)	(3,443,849)
	(1,586,679)	(3,689,650)
Net decrease	(1,131,335)	(2,689,476)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2022, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the
LVIP Franklin Templeton Global Equity Managed Volatility Fund–18

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to hedge currency risks associated with the Fund's investments and as a cash management tool.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$1,782,096	Receivables and other assets net of liabilities	$(274,719)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	5,590,971	Receivables and other assets net of liabilities	—
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	619,076	Receivables and other assets net of liabilities	—
Total		$7,992,143		$(274,719)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ 990,965	$1,026,858
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(7,106,740)	4,686,555
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(48,100)	529,195
Total		$(6,163,875)	$6,242,608
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$4,580,081	$26,118,363
Futures contracts (average notional value)	32,633,445	132,224,066
LVIP Franklin Templeton Global Equity Managed Volatility Fund–19

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
At June 30, 2022, the Fund received cash collateral and securities collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral	Securities Collateral
Bank of America N.A.	$60,000	$ —
Hong Kong Shanghai Bank	—	600,771
UBS AG	—	724,943
Total	$60,000	$1,325,714
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2022, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$ 119,802	$ (80,675)	$ 39,127
Hong Kong Shanghai Bank	872,193	(101,580)	770,613
UBS AG	790,101	(92,464)	697,637
Total	$1,782,096	$(274,719)	$1,507,377

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$ 39,127	$ —	$(39,127)	$—	$—	$ —
Hong Kong Shanghai Bank	770,613	(600,771)	—	—	—	169,842
UBS AG	697,637	(697,637)	—	—	—	—
Total	$1,507,377	$(1,298,408)	$(39,127)	$—	$—	$169,842

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and
LVIP Franklin Templeton Global Equity Managed Volatility Fund–20

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–21

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–22

LVIP Global Allocation Managed Risk Funds
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Global Allocation Managed Risk Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Global Allocation Managed Risk Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ expenses shown in the tables reflect fee waivers in effect.
LVIP Global Conservative Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$859.20	0.30%	$1.38
Service Class Shares	1,000.00	858.10	0.55%	2.53
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.30%	$1.51
Service Class Shares	1,000.00	1,022.10	0.55%	2.76
LVIP Global Moderate Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$844.20	0.28%	$1.28
Service Class Shares	1,000.00	843.20	0.53%	2.42
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.40	0.28%	$1.40
Service Class Shares	1,000.00	1,022.20	0.53%	2.66

LVIP Global Allocation Managed Risk Funds–1

LVIP Global Allocation Managed Risk Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP Global Growth Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$830.40	0.29%	$1.32
Service Class Shares	1,000.00	829.30	0.54%	2.45
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.40	0.29%	$1.45
Service Class Shares	1,000.00	1,022.10	0.54%	2.71

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
LVIP Global Allocation Managed Risk Funds–2

LVIP Global Allocation Managed Risk Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP Global Conservative Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	94.37%
Investment Companies	94.37%
Equity Funds	27.22%
Fixed Income Funds	55.71%
Global Equity Fund	0.71%
Global Fixed Income Fund	0.96%
International Equity Funds	9.77%
Unaffiliated Investment	3.67%
Investment Company	3.67%
Money Market Fund	3.67%
Total Investments	98.04%
Receivables and Other Assets Net of Liabilities	1.96%
Total Net Assets	100.00%
LVIP Global Moderate Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	92.98%
Investment Companies	92.98%
Equity Funds	36.37%
Fixed Income Funds	36.19%
Global Equity Fund	1.16%
Global Fixed Income Fund	0.95%
International Equity Funds	18.31%
Unaffiliated Investment	4.48%
Investment Company	4.48%
Money Market Fund	4.48%
Total Investments	97.46%
Receivables and Other Assets Net of Liabilities	2.54%
Total Net Assets	100.00%
LVIP Global Growth Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	92.46%
Investment Companies	92.46%
Equity Funds	40.82%
Fixed Income Funds	26.55%
Global Equity Fund	1.25%
Global Fixed Income Fund	0.95%
International Equity Funds	22.89%
Unaffiliated Investment	4.71%
Investment Company	4.71%
Money Market Fund	4.71%
Total Investments	97.17%
Receivables and Other Assets Net of Liabilities	2.83%
Total Net Assets	100.00%

LVIP Global Allocation Managed Risk Funds–3

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–94.37%
INVESTMENT COMPANIES–94.37%
Equity Funds–27.22%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	414,499	$ 16,182,030
LVIP MFS Value Fund	280,961	14,069,383
LVIP SSGA Large Cap 100 Fund	2,252,311	28,424,167
LVIP SSGA Mid-Cap Index Fund	1,389,259	16,918,390
LVIP SSGA Nasdaq-100 Index Fund	250,088	2,077,230
LVIP SSGA S&P 500 Index Fund	3,911,104	94,073,792
LVIP SSGA Small-Cap Index Fund	833,563	25,246,965
LVIP T. Rowe Price Growth Stock Fund	833,935	37,574,617
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	664,440	17,093,389
		251,659,963
Fixed Income Funds–55.71%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	4,667,247	46,616,465
LVIP Delaware Bond Fund	16,328,810	197,676,568
LVIP Delaware Diversified Floating Rate Fund	231,585	2,251,010
LVIP JPMorgan High Yield Fund	2,957,698	27,802,356
LVIP PIMCO Low Duration Bond Fund	409,156	3,859,979
LVIP SSGA Bond Index Fund	3,489,340	36,069,310
LVIP SSGA Short-Term Bond Index Fund	620,736	6,128,523
LVIP Western Asset Core Bond Fund	22,054,705	194,720,991
		515,125,202
Global Equity Fund–0.71%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	850,927	6,578,518
		6,578,518
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.96%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	929,716	$ 8,832,306
		8,832,306
International Equity Funds–9.77%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	720,597	8,634,909
LVIP MFS International Growth Fund	1,426,871	26,137,425
LVIP Mondrian International Value Fund	1,400,443	20,593,515
LVIP SSGA Developed International 150 Fund	1,143,779	8,451,384
LVIP SSGA International Index Fund	2,927,528	26,520,473
		90,337,706
Total Affiliated Investments (Cost $806,233,280)		872,533,695

UNAFFILIATED INVESTMENT–3.67%
INVESTMENT COMPANY–3.67%
Money Market Fund–3.67%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	33,907,301	33,907,301
Total Unaffiliated Investment (Cost $33,907,301)		33,907,301

TOTAL INVESTMENTS–98.04% (Cost $840,140,581)	906,440,996
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.96%	18,168,148
NET ASSETS APPLICABLE TO 73,236,481 SHARES OUTSTANDING–100.00%	$924,609,144

✧✧ Standard Class shares.
LVIP Global Allocation Managed Risk Funds–4

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(73)	Australian Dollar	$ (5,045,028)	$ (5,180,366)	9/19/22	$ 135,334	$—
(156)	British Pound	(11,894,025)	(12,076,194)	9/19/22	182,169	—
(217)	Euro	(28,584,325)	(28,969,064)	9/19/22	384,739	—
(145)	Japanese Yen	(13,440,594)	(13,650,798)	9/19/22	210,204	—
(13)	Swedish Krona	(2,548,780)	(2,612,370)	9/19/22	63,590	—
					976,036	—
Equity Contracts:
(85)	E-mini MSCI Emerging Markets Index	(4,261,475)	(4,270,387)	9/16/22	8,912	—
(228)	E-mini Russell 2000 Index	(19,471,200)	(20,506,034)	9/16/22	1,034,834	—
(662)	E-mini S&P 500 Index	(125,432,450)	(129,665,381)	9/16/22	4,232,931	—
(188)	E-mini S&P MidCap 400 Index	(42,638,400)	(45,139,999)	9/16/22	2,501,599	—
(734)	Euro STOXX 50 Index	(26,468,010)	(27,630,562)	9/16/22	1,162,552	—
(133)	FTSE 100 Index	(11,528,966)	(11,541,953)	9/16/22	12,987	—
(142)	OMXS 30 Index	(2,596,456)	(2,662,739)	7/15/22	66,283	—
(43)	SPI 200 Index	(4,794,185)	(4,982,957)	9/15/22	188,772	—
(94)	TOPIX Index	(12,958,947)	(13,314,724)	9/8/22	355,777	—
					9,564,647	—
Total Futures Contracts					$10,540,683	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–5

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–92.98%
INVESTMENT COMPANIES–92.98%
Equity Funds–36.37%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	3,140,009	$ 122,585,927
LVIP SSGA Large Cap 100 Fund	21,079,249	266,020,118
LVIP SSGA Mid-Cap Index Fund	7,801,114	95,001,969
LVIP SSGA Nasdaq-100 Index Fund	2,244,875	18,645,929
LVIP SSGA S&P 500 Index Fund	35,711,373	858,965,663
LVIP SSGA Small-Cap Index Fund	6,239,928	188,994,947
LVIP T. Rowe Price Growth Stock Fund	4,766,728	214,774,477
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	5,034,264	129,511,477
		1,894,500,507
Fixed Income Funds–36.19%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	25,364,078	253,336,411
LVIP Delaware Bond Fund	49,827,113	603,207,030
LVIP Delaware Diversified Floating Rate Fund	1,300,674	12,642,552
LVIP JPMorgan High Yield Fund	12,563,538	118,097,254
LVIP PIMCO Low Duration Bond Fund	6,199,052	58,481,857
LVIP SSGA Bond Index Fund	21,065,071	217,749,634
LVIP SSGA Short-Term Bond Index Fund	3,024,786	29,863,717
LVIP Western Asset Core Bond Fund	67,067,323	592,137,395
		1,885,515,850
Global Equity Fund–1.16%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	7,788,815	60,215,328
		60,215,328
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.95%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	5,221,074	$ 49,600,206
		49,600,206
International Equity Funds–18.31%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	8,085,889	96,893,213
LVIP MFS International Growth Fund	13,032,510	238,729,517
LVIP Mondrian International Value Fund	9,996,788	147,002,761
LVIP SSGA Developed International 150 Fund	16,950,591	125,247,920
LVIP SSGA Emerging Markets 100 Fund	4,994,684	38,928,566
LVIP SSGA Emerging Markets Equity Index Fund	13,521,248	139,160,681
LVIP SSGA International Index Fund	18,516,358	167,739,691
		953,702,349
Total Affiliated Investments (Cost $4,064,033,824)		4,843,534,240

UNAFFILIATED INVESTMENT–4.48%
INVESTMENT COMPANY–4.48%
Money Market Fund–4.48%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	233,490,976	233,490,976
Total Unaffiliated Investment (Cost $233,490,976)		233,490,976

TOTAL INVESTMENTS–97.46% (Cost $4,297,524,800)	5,077,025,216
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.54%	132,367,164
NET ASSETS APPLICABLE TO 390,558,556 SHARES OUTSTANDING–100.00%	$5,209,392,380

✧✧ Standard Class shares.
LVIP Global Allocation Managed Risk Funds–6

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(546)	Australian Dollar	$ (37,734,043)	$ (38,640,276)	9/19/22	$ 906,199	$ —
(1,154)	British Pound	(87,985,288)	(88,844,385)	9/19/22	859,097	—
(1,606)	Euro	(211,550,350)	(213,399,238)	9/19/22	1,848,888	—
(1,073)	Japanese Yen	(99,460,394)	(100,827,691)	9/19/22	1,367,297	—
(104)	Swedish Krona	(20,390,240)	(20,797,912)	9/19/22	407,672	—
					5,389,153	—
Equity Contracts:
(2,973)	E-mini MSCI Emerging Markets Index	(149,051,355)	(148,734,592)	9/16/22	—	(316,763)
(1,526)	E-mini Russell 2000 Index	(130,320,400)	(135,304,987)	9/16/22	4,984,587	—
(4,712)	E-mini S&P 500 Index	(892,806,200)	(911,986,191)	9/16/22	19,179,991	—
(1,213)	E-mini S&P MidCap 400 Index	(275,108,400)	(287,516,005)	9/16/22	12,407,605	—
(5,397)	Euro STOXX 50 Index	(194,615,601)	(201,137,983)	9/16/22	6,522,382	—
(982)	FTSE 100 Index	(85,123,641)	(85,131,686)	9/16/22	8,045	—
(1,048)	OMXS 30 Index	(19,162,580)	(19,592,239)	7/15/22	429,659	—
(316)	SPI 200 Index	(35,231,682)	(36,404,072)	9/15/22	1,172,390	—
(697)	TOPIX Index	(96,089,217)	(97,880,951)	9/8/22	1,791,734	—
					46,496,393	(316,763)
Total Futures Contracts					$51,885,546	$(316,763)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–7

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–92.46%
INVESTMENT COMPANIES–92.46%
Equity Funds–40.82%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	3,060,202	$ 119,470,310
LVIP SSGA Large Cap 100 Fund	25,235,800	318,475,792
LVIP SSGA Mid-Cap Index Fund	18,675,753	227,433,316
LVIP SSGA Nasdaq-100 Index Fund	4,760,336	39,539,352
LVIP SSGA S&P 500 Index Fund	50,624,197	1,217,663,808
LVIP SSGA Small-Cap Index Fund	9,451,934	286,280,177
LVIP T. Rowe Price Growth Stock Fund	5,311,897	239,338,161
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,898,619	126,021,874
		2,574,222,790
Fixed Income Funds–26.55%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	14,220,063	142,029,994
LVIP Delaware Bond Fund	49,838,243	603,341,764
LVIP Delaware Diversified Floating Rate Fund	1,576,361	15,322,228
LVIP JPMorgan High Yield Fund	16,987,913	159,686,380
LVIP PIMCO Low Duration Bond Fund	2,202,089	20,774,506
LVIP SSGA Bond Index Fund	11,874,648	122,748,241
LVIP SSGA Short-Term Bond Index Fund	1,677,628	16,563,218
LVIP Western Asset Core Bond Fund	67,300,423	594,195,436
		1,674,661,767
Global Equity Fund–1.25%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	10,186,144	78,749,077
		78,749,077
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.95%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	6,327,783	$ 60,113,937
		60,113,937
International Equity Funds–22.89%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	9,798,415	117,414,412
LVIP MFS International Growth Fund	17,459,293	319,819,333
LVIP Mondrian International Value Fund	12,820,982	188,532,532
LVIP SSGA Developed International 150 Fund	22,410,166	165,588,718
LVIP SSGA Emerging Markets 100 Fund	5,674,717	44,228,746
LVIP SSGA Emerging Markets Equity Index Fund	16,679,253	171,662,872
LVIP SSGA International Index Fund	48,173,181	436,400,843
		1,443,647,456
Total Affiliated Investments (Cost $4,783,566,194)		5,831,395,027

UNAFFILIATED INVESTMENT–4.71%
INVESTMENT COMPANY–4.71%
Money Market Fund–4.71%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	296,814,364	296,814,364
Total Unaffiliated Investment (Cost $296,814,364)		296,814,364

TOTAL INVESTMENTS–97.17% (Cost $5,080,380,558)	6,128,209,391
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.83%	178,517,370
NET ASSETS APPLICABLE TO 487,392,125 SHARES OUTSTANDING–100.00%	$6,306,726,761

✧✧ Standard Class shares.
LVIP Global Allocation Managed Risk Funds–8

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(842)	Australian Dollar	$ (58,190,591)	$ (59,619,006)	9/19/22	$ 1,428,357	$ —
(1,780)	British Pound	(135,713,875)	(137,127,842)	9/19/22	1,413,967	—
(2,476)	Euro	(326,151,100)	(329,174,326)	9/19/22	3,023,226	—
(1,655)	Japanese Yen	(153,408,156)	(155,525,905)	9/19/22	2,117,749	—
(157)	Swedish Krona	(30,781,420)	(31,426,404)	9/19/22	644,984	—
					8,628,283	—
Equity Contracts:
(3,418)	E-mini MSCI Emerging Markets Index	(171,361,430)	(171,027,363)	9/16/22	—	(334,067)
(2,139)	E-mini Russell 2000 Index	(182,670,600)	(190,066,092)	9/16/22	7,395,492	—
(5,902)	E-mini S&P 500 Index	(1,118,281,450)	(1,144,644,215)	9/16/22	26,362,765	—
(1,590)	E-mini S&P MidCap 400 Index	(360,612,000)	(377,375,965)	9/16/22	16,763,965	—
(8,330)	Euro STOXX 50 Index	(300,379,463)	(310,984,363)	9/16/22	10,604,900	—
(1,515)	FTSE 100 Index	(131,326,188)	(131,338,498)	9/16/22	12,310	—
(1,618)	OMXS 30 Index	(29,584,975)	(30,233,364)	7/15/22	648,389	—
(488)	SPI 200 Index	(54,408,421)	(56,248,394)	9/15/22	1,839,973	—
(1,053)	TOPIX Index	(145,167,784)	(148,113,705)	9/8/22	2,945,921	—
					66,573,715	(334,067)
Total Futures Contracts					$75,201,998	$(334,067)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–9

LVIP Global Allocation Managed Risk Funds
Statements of Assets and Liabilities
June 30, 2022 (unaudited)
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
ASSETS:
Affiliated investments, at value	$872,533,695	$4,843,534,240	$5,831,395,027
Unaffiliated investments, at value	33,907,301	233,490,976	296,814,364
Cash collateral held at broker for futures contracts	16,476,616	121,329,234	165,281,812
Variation margin due from broker on futures contracts	1,928,268	12,586,707	15,799,096
Receivable for securities sold	390,183	1,594,091	1,433,838
Receivable for fund shares sold	45,713	232,226	32,788
Dividends and interest receivable	30,747	199,086	249,515
Prepaid expenses	2,427	13,864	17,089
TOTAL ASSETS	925,314,950	5,212,980,424	6,311,023,529
LIABILITIES:
Due to manager and affiliates	386,569	2,221,372	2,723,021
Payable for fund shares redeemed	273,579	1,045,789	1,511,706
Other accrued expenses payable	45,658	68,661	62,041
Foreign currencies due to custodian	—	252,222	—
TOTAL LIABILITIES	705,806	3,588,044	4,296,768
TOTAL NET ASSETS	$924,609,144	$5,209,392,380	$6,306,726,761
Affiliated investments, at cost	$806,233,280	$4,064,033,824	$4,783,566,194
Unaffiliated investments, at cost	33,907,301	233,490,976	296,814,364
Standard Class:
Net Assets	$ 81,919,600	$ 193,459,711	$ 224,351,768
Shares Outstanding	6,478,874	14,481,226	17,316,390
Net Asset Value Per Share	$ 12.644	$ 13.359	$ 12.956
Service Class:
Net Assets	$842,689,544	$5,015,932,669	$6,082,374,993
Shares Outstanding	66,757,607	376,077,330	470,075,735
Net Asset Value Per Share	$ 12.623	$ 13.338	$ 12.939
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$864,777,271	$4,816,048,530	$5,823,762,864
Distributable earnings/(accumulated loss)	59,831,873	393,343,850	482,963,897
TOTAL NET ASSETS	$924,609,144	$5,209,392,380	$6,306,726,761
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–10

LVIP Global Allocation Managed Risk Funds
Statements of Operations
Six Months Ended June 30, 2022 (unaudited)
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 52,634	$ 320,626	$ 390,196
EXPENSES:
Management fees	1,267,874	7,176,712	8,774,882
Distribution fees-Service Class	1,157,870	6,915,292	8,469,219
Shareholder servicing fees	147,073	832,499	1,017,886
Accounting and administration expenses	73,188	268,341	321,661
Professional fees	23,197	59,944	68,252
Trustees’ fees and expenses	16,161	91,658	112,551
Reports and statements to shareholders	8,891	38,568	45,367
Custodian fees	7,665	17,837	19,133
Consulting fees	1,786	3,194	3,591
Pricing fees	648	657	657
Other	10,673	53,867	65,934
	2,715,026	15,458,569	18,899,133
Less:
Management fees waived	(50,715)	(430,603)	(350,995)
Total operating expenses	2,664,311	15,027,966	18,548,138
NET INVESTMENT LOSS	(2,611,677)	(14,707,340)	(18,157,942)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	699,162	32,604,178	67,633,448
Sale of unaffiliated investments	—	9	13
Futures contracts	(1,134,598)	(29,807,829)	(80,657,489)
Net realized gain (loss)	(435,436)	2,796,358	(13,024,028)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(165,419,493)	(1,035,490,071)	(1,378,383,526)
Foreign currencies	(27,532)	(262,649)	(382,760)
Futures contracts	9,914,624	47,672,671	69,974,679
Net change in unrealized appreciation (depreciation)	(155,532,401)	(988,080,049)	(1,308,791,607)
NET REALIZED AND UNREALIZED LOSS	(155,967,837)	(985,283,691)	(1,321,815,635)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(158,579,514)	$ (999,991,031)	$(1,339,973,577)
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–11

LVIP Global Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP Global Conservative Allocation Managed Risk Fund		LVIP Global Moderate Allocation Managed Risk Fund		LVIP Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (2,611,677)	$ 16,860,262	$ (14,707,340)	$ 93,427,556	$ (18,157,942)	$ 108,186,225
Net realized gain (loss)	(435,436)	88,410,006	2,796,358	500,297,230	(13,024,028)	673,369,145
Net change in unrealized appreciation (depreciation)	(155,532,401)	(21,500,660)	(988,080,049)	68,822,222	(1,308,791,607)	174,599,227
Net increase (decrease) in net assets resulting from operations	(158,579,514)	83,769,608	(999,991,031)	662,547,008	(1,339,973,577)	956,154,597
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(5,685,706)	—	(15,857,527)	—	(21,116,428)
Service Class	—	(59,601,763)	—	(401,172,984)	—	(583,818,102)
	—	(65,287,469)	—	(417,030,511)	—	(604,934,530)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,850,140	6,852,380	11,658,810	18,827,702	8,859,922	17,995,637
Service Class	14,532,076	35,096,963	40,208,392	83,082,106	19,775,605	50,687,825
Reinvestment of dividends and distributions:
Standard Class	—	5,685,706	—	15,857,527	—	21,116,428
Service Class	—	59,601,763	—	401,172,984	—	583,818,102
	17,382,216	107,236,812	51,867,202	518,940,319	28,635,527	673,617,992
Cost of shares redeemed:
Standard Class	(4,821,939)	(7,821,130)	(21,247,539)	(34,101,167)	(12,758,597)	(26,277,930)
Service Class	(74,283,967)	(159,997,899)	(343,056,015)	(755,962,774)	(397,219,389)	(979,599,397)
	(79,105,906)	(167,819,029)	(364,303,554)	(790,063,941)	(409,977,986)	(1,005,877,327)
Decrease in net assets derived from capital share transactions	(61,723,690)	(60,582,217)	(312,436,352)	(271,123,622)	(381,342,459)	(332,259,335)
NET INCREASE (DECREASE) IN NET ASSETS	(220,303,204)	(42,100,078)	(1,312,427,383)	(25,607,125)	(1,721,316,036)	18,960,732
NET ASSETS:
Beginning of period	1,144,912,348	1,187,012,426	6,521,819,763	6,547,426,888	8,028,042,797	8,009,082,065
End of period	$ 924,609,144	$1,144,912,348	$ 5,209,392,380	$6,521,819,763	$ 6,306,726,761	$ 8,028,042,797
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–12

LVIP Global Conservative Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 14.716	$ 14.510	$ 14.113	$ 13.097	$ 14.301	$ 13.330
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.019)	0.251	0.222	0.297	0.324	0.256
Net realized and unrealized gain (loss)	(2.053)	0.854	0.758	1.651	(0.950)	1.142
Total from investment operations	(2.072)	1.105	0.980	1.948	(0.626)	1.398
Less dividends and distributions from:
Net investment income	—	(0.527)	(0.307)	(0.366)	(0.367)	(0.328)
Net realized gain	—	(0.372)	(0.276)	(0.566)	(0.211)	(0.099)
Total dividends and distributions	—	(0.899)	(0.583)	(0.932)	(0.578)	(0.427)
Net asset value, end of period	$ 12.644	$ 14.716	$ 14.510	$ 14.113	$ 13.097	$ 14.301
Total return[3]	(14.08%)	7.63%	7.07%	15.01%	(4.45%)	10.50%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 81,920	$97,521	$91,578	$ 88,187	$ 78,617	$ 82,493
Ratio of expenses to average net assets[4]	0.30%	0.29%	0.30%	0.31%	0.30%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.30%	0.31%	0.31%	0.30%	—
Ratio of net investment income (loss) to average net assets	(0.28%) [5]	1.67%	1.60%	2.10%	2.29%	1.82%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.29%) [5]	1.66%	1.59%	2.10%	2.29%	—
Portfolio turnover	4%	17%	26%	18%	26%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–13

LVIP Global Conservative Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 14.710	$ 14.504	$ 14.108	$ 13.094	$ 14.294	$ 13.325
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.036)	0.213	0.187	0.261	0.288	0.220
Net realized and unrealized gain (loss)	(2.051)	0.853	0.755	1.649	(0.948)	1.141
Total from investment operations	(2.087)	1.066	0.942	1.910	(0.660)	1.361
Less dividends and distributions from:
Net investment income	—	(0.488)	(0.270)	(0.330)	(0.329)	(0.293)
Net realized gain	—	(0.372)	(0.276)	(0.566)	(0.211)	(0.099)
Total dividends and distributions	—	(0.860)	(0.546)	(0.896)	(0.540)	(0.392)
Net asset value, end of period	$ 12.623	$ 14.710	$ 14.504	$ 14.108	$ 13.094	$ 14.294
Total return[3]	(14.19%)	7.37%	6.81%	14.72%	(4.69%)	10.22%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 842,690	$1,047,392	$1,095,434	$1,137,454	$1,098,660	$1,304,701
Ratio of expenses to average net assets[4]	0.55%	0.54%	0.55%	0.56%	0.55%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.55%	0.56%	0.56%	0.55%	—
Ratio of net investment income (loss) to average net assets	(0.53%) [5]	1.42%	1.35%	1.85%	2.04%	1.57%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.54%) [5]	1.41%	1.34%	1.85%	2.04%	—
Portfolio turnover	4%	17%	26%	18%	26%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–14

LVIP Global Moderate Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Moderate Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 15.824	$ 15.264	$ 14.876	$ 13.850	$ 15.105	$ 13.513
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.019)	0.266	0.212	0.288	0.310	0.258
Net realized and unrealized gain (loss)	(2.446)	1.377	0.680	1.761	(1.128)	1.677
Total from investment operations	(2.465)	1.643	0.892	2.049	(0.818)	1.935
Less dividends and distributions from:
Net investment income	—	(0.491)	(0.308)	(0.347)	(0.370)	(0.336)
Net realized gain	—	(0.592)	(0.196)	(0.676)	(0.067)	(0.007)
Total dividends and distributions	—	(1.083)	(0.504)	(1.023)	(0.437)	(0.343)
Net asset value, end of period	$ 13.359	$ 15.824	$ 15.264	$ 14.876	$ 13.850	$ 15.105
Total return[3]	(15.58%)	10.82%	6.10%	15.02%	(5.43%)	14.32%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 193,460	$239,240	$230,183	$231,407	$206,919	$234,424
Ratio of expenses to average net assets[4]	0.28%	0.28%	0.29%	0.30%	0.30%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.30%	0.30%	0.30%	0.30%	—
Ratio of net investment income (loss) to average net assets	(0.27%) [5]	1.66%	1.46%	1.96%	2.06%	1.77%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.29%) [5]	1.64%	1.45%	1.96%	2.06%	—
Portfolio turnover	5%	15%	25%	19%	24%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–15

LVIP Global Moderate Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Moderate Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 15.818	$ 15.259	$ 14.872	$ 13.848	$ 15.100	$ 13.510
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.037)	0.226	0.176	0.251	0.272	0.221
Net realized and unrealized gain (loss)	(2.443)	1.375	0.677	1.759	(1.125)	1.676
Total from investment operations	(2.480)	1.601	0.853	2.010	(0.853)	1.897
Less dividends and distributions from:
Net investment income	—	(0.450)	(0.270)	(0.310)	(0.332)	(0.300)
Net realized gain	—	(0.592)	(0.196)	(0.676)	(0.067)	(0.007)
Total dividends and distributions	—	(1.042)	(0.466)	(0.986)	(0.399)	(0.307)
Net asset value, end of period	$ 13.338	$ 15.818	$ 15.259	$ 14.872	$ 13.848	$ 15.100
Total return[3]	(15.68%)	10.54%	5.83%	14.73%	(5.67%)	14.04%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,015,933	$6,282,579	$6,317,244	$6,612,145	$6,314,626	$7,196,361
Ratio of expenses to average net assets[4]	0.53%	0.53%	0.54%	0.55%	0.55%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%	0.55%	0.55%	0.55%	0.55%	—
Ratio of net investment income (loss) to average net assets	(0.52%) [5]	1.41%	1.21%	1.71%	1.81%	1.52%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.54%) [5]	1.39%	1.20%	1.71%	1.81%	—
Portfolio turnover	5%	15%	25%	19%	24%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–16

LVIP Global Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 15.603	$ 14.964	$ 14.561	$ 13.467	$ 14.765	$ 13.058
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.019)	0.250	0.210	0.275	0.288	0.264
Net realized and unrealized gain (loss)	(2.628)	1.648	0.632	1.826	(1.224)	1.778
Total from investment operations	(2.647)	1.898	0.842	2.101	(0.936)	2.042
Less dividends and distributions from:
Net investment income	—	(0.491)	(0.317)	(0.331)	(0.362)	(0.335)
Net realized gain	—	(0.768)	(0.122)	(0.676)	—	—
Total dividends and distributions	—	(1.259)	(0.439)	(1.007)	(0.362)	(0.335)
Net asset value, end of period	$ 12.956	$ 15.603	$ 14.964	$ 14.561	$ 13.467	$ 14.765
Total return[3]	(16.96%)	12.77%	5.86%	15.86%	(6.33%)	15.63%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 224,352	$274,559	$251,167	$244,405	$215,402	$231,178
Ratio of expenses to average net assets[4]	0.29%	0.28%	0.29%	0.30%	0.30%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.29%	0.30%	0.30%	0.30%	—
Ratio of net investment income (loss) to average net assets	(0.27%) [5]	1.58%	1.49%	1.91%	1.96%	1.87%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.28%) [5]	1.57%	1.48%	1.91%	1.96%	—
Portfolio turnover	5%	15%	24%	17%	22%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–17

LVIP Global Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 15.602	$ 14.964	$ 14.562	$ 13.470	$ 14.763	$ 13.059
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.037)	0.210	0.174	0.239	0.251	0.229
Net realized and unrealized gain (loss)	(2.626)	1.646	0.630	1.823	(1.220)	1.775
Total from investment operations	(2.663)	1.856	0.804	2.062	(0.969)	2.004
Less dividends and distributions from:
Net investment income	—	(0.450)	(0.280)	(0.294)	(0.324)	(0.300)
Net realized gain	—	(0.768)	(0.122)	(0.676)	—	—
Total dividends and distributions	—	(1.218)	(0.402)	(0.970)	(0.324)	(0.300)
Net asset value, end of period	$ 12.939	$ 15.602	$ 14.964	$ 14.562	$ 13.470	$ 14.763
Total return[3]	(17.07%)	12.49%	5.59%	15.56%	(6.56%)	15.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,082,375	$7,753,483	$7,757,915	$8,302,212	$7,976,326	$9,144,310
Ratio of expenses to average net assets[4]	0.54%	0.53%	0.54%	0.55%	0.55%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%	0.54%	0.55%	0.55%	0.55%	—
Ratio of net investment income (loss) to average net assets	(0.52%) [5]	1.33%	1.24%	1.66%	1.71%	1.62%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.53%) [5]	1.32%	1.23%	1.66%	1.71%	—
Portfolio turnover	5%	15%	24%	17%	22%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–18

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Conservative Allocation Managed Risk Fund, LVIP Global Moderate Allocation Managed Risk Fund and LVIP Global Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP Global Conservative Allocation Managed Risk Fund is to seek a high level of current income with some consideration given to growth of capital.
The investment objective of the LVIP Global Moderate Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2022, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are
LVIP Global Allocation Managed Risk Funds–19

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   This agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
The waiver amount of each Fund’s average daily net assets are as follows:
LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
0.01%	0.015%	0.01%
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LIAC, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Administrative	$34,931	$197,782	$242,262
Legal	6,236	35,307	43,248
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP Global Allocation Managed Risk Funds–20

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2022, these fees were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Printing and mailing	$3,244	$14,166	$15,679
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2022, each Fund had liabilities payable to affiliates as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Management fees payable to LIAC	$184,762	$1,024,169	$1,268,721
Distribution fees payable to LFD	175,518	1,049,232	1,274,791
Printing and mailing fees payable to Lincoln Life	3,964	21,584	26,205
Shareholder servicing fees payable to Lincoln Life	22,325	126,387	153,304
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
LVIP Global Allocation Managed Risk Funds–21

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of each Fund and the corresponding investment activity for the six months ended June 30, 2022, were as follows:
LVIP Global Conservative Allocation Managed Risk Fund
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-94.37%@
Equity Funds-27.22%@
✧✧LVIP Delaware Mid Cap Value Fund	$ 19,912,632	$ 759,527	$ 1,526,700	$ (13,295)	$ (2,950,134)	$ 16,182,030	414,499	$—	$—
✧✧LVIP MFS Value Fund	18,867,939	23,283	2,472,062	420,750	(2,770,527)	14,069,383	280,961	—	—
✧✧LVIP SSGA Large Cap 100 Fund	42,601,097	51,620	9,023,458	143,250	(5,348,342)	28,424,167	2,252,311	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	22,411,186	528,962	1,710,250	107,929	(4,419,437)	16,918,390	1,389,259	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	2,800,830	304,990	197,198	(16,344)	(815,048)	2,077,230	250,088	—	—
✧✧LVIP SSGA S&P 500 Index Fund	127,493,642	618,948	9,504,013	5,369,723	(29,904,508)	94,073,792	3,911,104	—	—
✧✧LVIP SSGA Small-Cap Index Fund	32,361,500	2,998,009	2,380,998	(380,346)	(7,351,200)	25,246,965	833,563	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	44,523,540	15,156,275	3,465,515	(550,009)	(18,089,674)	37,574,617	833,935	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	14,722,538	8,441,936	1,259,098	(329,596)	(4,482,391)	17,093,389	664,440	—	—
Fixed Income Funds-55.71%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	61,409,017	76,238	13,108,916	(320,094)	(1,439,780)	46,616,465	4,667,247	—	—
✧✧LVIP Delaware Bond Fund	244,192,051	534,959	19,680,395	(2,417,943)	(24,952,104)	197,676,568	16,328,810	—	—
✧✧‡LVIP Delaware Diversified Floating Rate Fund	—	2,621,591	332,951	(3,139)	(34,491)	2,251,010	231,585	—	—
✧✧LVIP JPMorgan High Yield Fund	35,981,430	44,882	3,821,784	(200,648)	(4,201,524)	27,802,356	2,957,698	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	4,803,622	6,031	756,721	(28,251)	(164,702)	3,859,979	409,156	—	—
✧✧LVIP SSGA Bond Index Fund	44,941,497	56,103	4,380,026	(190,914)	(4,357,350)	36,069,310	3,489,340	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	7,599,728	9,538	1,231,289	(17,342)	(232,112)	6,128,523	620,736	—	—
✧✧LVIP Western Asset Core Bond Fund	243,968,070	790,306	18,208,425	(2,411,440)	(29,417,520)	194,720,991	22,054,705	—	—
Global Equity Fund-0.71%@
✧✧LVIP BlackRock Global Real Estate Fund	11,435,103	58,400	2,502,405	(272,505)	(2,140,075)	6,578,518	850,927	—	—
Global Fixed Income Fund-0.96%@
✧✧LVIP Global Income Fund	11,223,132	17,829	1,035,636	(160,359)	(1,212,660)	8,832,306	929,716	—	—
International Equity Funds-9.77%@
✧✧LVIP Loomis Sayles Global Growth Fund	10,580,023	1,830,771	788,790	(59,951)	(2,927,144)	8,634,909	720,597	—	—
✧✧LVIP MFS International Growth Fund	31,272,237	3,402,648	2,360,778	(409,874)	(5,766,808)	26,137,425	1,426,871	—	—
✧✧LVIP Mondrian International Value Fund	24,639,329	369,671	1,891,755	(140,444)	(2,383,286)	20,593,515	1,400,443	—	—
LVIP Global Allocation Managed Risk Funds–22

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Conservative Allocation Managed Risk Fund (continued)
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
✧✧LVIP SSGA Developed International 150 Fund	$ 11,130,160	$ 44,442	$ 1,762,253	$ 106,653	$ (1,067,618)	$ 8,451,384	1,143,779	$—	$—
✧✧×LVIP SSGA Emerging Markets Equity Index Fund	10,133,573	8,899	10,263,346	2,284,114	(2,163,240)	—	—	—	—
✧✧LVIP SSGA International Index Fund	35,427,574	578,906	2,847,426	189,237	(6,827,818)	26,520,473	2,927,528	—	—
Total	$1,114,431,450	$ 39,334,764	$116,512,188	$ 699,162	$(165,419,493)	$ 872,533,695		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2021.
× Issuer is no longer an affiliate of the Fund at June 30, 2022.
LVIP Global Moderate Allocation Managed Risk Fund
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-92.98%@
Equity Funds-36.37%@
✧✧LVIP Delaware Mid Cap Value Fund	$ 183,480,877	$ 12,222	$ 36,813,170	$ 5,240,426	$ (29,334,428)	$ 122,585,927	3,140,009	$—	$—
✧✧LVIP SSGA Large Cap 100 Fund	358,702,019	4,655,906	51,501,836	(1,209,762)	(44,626,209)	266,020,118	21,079,249	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	128,432,864	2,693,409	11,714,001	1,254,810	(25,665,113)	95,001,969	7,801,114	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	25,678,629	2,610,942	2,045,342	(120,846)	(7,477,454)	18,645,929	2,244,875	—	—
✧✧LVIP SSGA S&P 500 Index Fund	1,188,326,659	6,989,941	109,727,659	59,018,331	(285,641,609)	858,965,663	35,711,373	—	—
✧✧LVIP SSGA Small-Cap Index Fund	251,278,491	17,337,177	20,765,153	(1,921,677)	(56,933,891)	188,994,947	6,239,928	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	238,847,263	102,098,032	21,946,327	(1,491,706)	(102,732,785)	214,774,477	4,766,728	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	140,823,337	43,753,367	12,108,635	(2,051,090)	(40,905,502)	129,511,477	5,034,264	—	—
Fixed Income Funds-36.19%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	351,882,622	23,753	88,937,335	(2,178,451)	(7,454,178)	253,336,411	25,364,078	—	—
✧✧LVIP Delaware Bond Fund	748,490,256	13,564,704	76,424,258	(8,697,798)	(73,725,874)	603,207,030	49,827,113	—	—
✧✧‡LVIP Delaware Diversified Floating Rate Fund	—	14,800,778	1,947,202	(17,224)	(193,800)	12,642,552	1,300,674	—	—
✧✧LVIP JPMorgan High Yield Fund	155,923,838	10,451	19,207,564	(982,362)	(17,647,109)	118,097,254	12,563,538	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	74,255,290	5,011	12,849,771	(539,108)	(2,389,565)	58,481,857	6,199,052	—	—
LVIP Global Allocation Managed Risk Funds–23

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Moderate Allocation Managed Risk Fund (continued)
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
✧✧LVIP SSGA Bond Index Fund	$ 276,828,035	$ 18,571	$ 31,648,859	$ (2,793,048)	$ (24,655,065)	$ 217,749,634	21,065,071	$—	$—
✧✧LVIP SSGA Short-Term Bond Index Fund	37,784,186	2,548	6,703,529	(297,890)	(921,598)	29,863,717	3,024,786	—	—
✧✧LVIP Western Asset Core Bond Fund	750,559,238	10,015,197	72,298,098	(9,230,086)	(86,908,856)	592,137,395	67,067,323	—	—
Global Equity Fund-1.16%@
✧✧LVIP BlackRock Global Real Estate Fund	98,286,186	238,943	17,675,361	(1,546,559)	(19,087,881)	60,215,328	7,788,815	—	—
Global Fixed Income Fund-0.95%@
✧✧LVIP Global Income Fund	64,309,368	462,641	7,484,923	(1,149,475)	(6,537,405)	49,600,206	5,221,074	—	—
International Equity Funds-18.31%@
✧✧LVIP Loomis Sayles Global Growth Fund	121,263,082	20,127,502	10,226,712	(242,856)	(34,027,803)	96,893,213	8,085,889	—	—
✧✧LVIP MFS International Growth Fund	299,504,202	21,655,696	24,879,712	(3,189,554)	(54,361,115)	238,729,517	13,032,510	—	—
✧✧LVIP Mondrian International Value Fund	182,977,833	9,395,379	27,565,163	(868,447)	(16,936,841)	147,002,761	9,996,788	—	—
✧✧LVIP SSGA Developed International 150 Fund	168,374,561	3,011,657	31,728,769	754,397	(15,163,926)	125,247,920	16,950,591	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	63,273,366	1,467,014	21,930,208	943,517	(4,825,123)	38,928,566	4,994,684	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	220,334,483	8,661,070	59,931,877	(469,057)	(29,433,938)	139,160,681	13,521,248	—	—
✧✧LVIP SSGA International Index Fund	238,007,397	3,289,097	30,043,493	4,389,693	(47,903,003)	167,739,691	18,516,358	—	—
Total	$ 6,367,624,082	$ 286,901,008	$ 808,104,957	$ 32,604,178	$(1,035,490,071)	$4,843,534,240		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2021.
LVIP Global Growth Allocation Managed Risk Fund
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-92.46%@
Equity Funds-40.82%@
✧✧LVIP Delaware Mid Cap Value Fund	$ 129,152,562	$ 27,992,126	$ 18,608,740	$ 2,219,351	$ (21,284,989)	$ 119,470,310	3,060,202	$—	$—
✧✧LVIP SSGA Large Cap 100 Fund	474,701,562	4,167,094	101,946,463	557,279	(59,003,680)	318,475,792	25,235,800	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	312,013,865	6,378,330	32,046,395	4,073,247	(62,985,731)	227,433,316	18,675,753	—	—
LVIP Global Allocation Managed Risk Funds–24

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Growth Allocation Managed Risk Fund (continued)
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
✧✧LVIP SSGA Nasdaq-100 Index Fund	$ 55,258,223	$ 5,280,408	$ 4,719,681	$ (292,609)	$ (15,986,989)	$ 39,539,352	4,760,336	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	1,709,441,358	5,024,243	172,447,438	94,604,032	(418,958,387)	1,217,663,808	50,624,197	—	—
✧✧LVIP SSGA Small-Cap Index Fund	389,936,194	20,822,956	34,228,612	(3,410,015)	(86,840,346)	286,280,177	9,451,934	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	299,479,095	98,025,410	29,170,440	(2,692,686)	(126,303,218)	239,338,161	5,311,897	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	99,276,788	66,818,727	9,675,779	(2,527,421)	(27,870,441)	126,021,874	4,898,619	—	—
Fixed Income Funds-26.55%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	196,668,558	—	49,274,312	(2,914,798)	(2,449,454)	142,029,994	14,220,063	—	—
✧✧LVIP Delaware Bond Fund	768,559,234	4,327,204	85,316,253	(10,475,278)	(73,753,143)	603,341,764	49,838,243	—	—
✧✧‡LVIP Delaware Diversified Floating Rate Fund	—	18,239,528	2,659,460	(22,962)	(234,878)	15,322,228	1,576,361	—	—
✧✧LVIP JPMorgan High Yield Fund	213,915,241	—	28,841,135	(1,513,529)	(23,874,197)	159,686,380	16,987,913	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	26,762,591	—	4,936,774	(185,957)	(865,354)	20,774,506	2,202,089	—	—
✧✧LVIP SSGA Bond Index Fund	158,345,542	—	19,959,316	(922,885)	(14,715,100)	122,748,241	11,874,648	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	21,261,877	—	4,014,478	(63,841)	(620,340)	16,563,218	1,677,628	—	—
✧✧LVIP Western Asset Core Bond Fund	770,682,584	2,903,540	81,096,895	(10,855,528)	(87,438,265)	594,195,436	67,300,423	—	—
Global Equity Fund-1.25%@
✧✧LVIP BlackRock Global Real Estate Fund	120,856,343	247,404	16,779,681	160,917	(25,735,906)	78,749,077	10,186,144	—	—
Global Fixed Income Fund-0.95%@
✧✧LVIP Global Income Fund	79,077,378	355,537	9,919,165	(1,568,031)	(7,831,782)	60,113,937	6,327,783	—	—
International Equity Funds-22.89%@
✧✧LVIP Loomis Sayles Global Growth Fund	149,117,400	23,748,277	13,484,804	(705,454)	(41,261,007)	117,414,412	9,798,415	—	—
✧✧LVIP MFS International Growth Fund	404,882,538	29,474,101	36,787,816	(3,957,358)	(73,792,132)	319,819,333	17,459,293	—	—
✧✧LVIP Mondrian International Value Fund	235,100,422	14,588,337	38,152,945	(752,279)	(22,251,003)	188,532,532	12,820,982	—	—
✧✧LVIP SSGA Developed International 150 Fund	225,862,430	3,367,047	44,468,801	1,743,808	(20,915,766)	165,588,718	22,410,166	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	77,804,533	1,348,478	30,757,041	2,567,697	(6,734,921)	44,228,746	5,674,717	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	278,527,493	10,335,453	79,500,911	(3,088,482)	(34,610,681)	171,662,872	16,679,253	—	—
LVIP Global Allocation Managed Risk Funds–25

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Growth Allocation Managed Risk Fund (continued)
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
✧✧LVIP SSGA International Index Fund	$ 626,020,541	$ 7,539,785	$ 82,749,897	$ 7,656,230	$ (122,065,816)	$ 436,400,843	48,173,181	$—	$—
Total	$ 7,822,704,352	$350,983,985	$1,031,543,232	$ 67,633,448	$(1,378,383,526)	$ 5,831,395,027		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2021.
3. Investments
For the six months ended June 30, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Purchases	$ 39,334,762	$286,901,005	$ 350,983,981
Sales	116,512,186	808,104,955	1,031,543,229
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$840,140,581	$4,297,524,800	$5,080,380,558
Aggregate unrealized appreciation of investments and derivatives	$117,007,140	$1,003,894,787	$1,235,482,808
Aggregate unrealized depreciation of investments and derivatives	(40,166,039)	(172,825,571)	(187,653,975)
Net unrealized appreciation of investments and derivatives	$ 76,841,101	$ 831,069,216	$1,047,828,833
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP Global Allocation Managed Risk Funds–26

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2022:
Level 1	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Investments:
Assets:
Affiliated Investment Companies	$872,533,695	$4,843,534,240	$5,831,395,027
Unaffiliated Investment Companies	33,907,301	233,490,976	296,814,364
Total Investments	$906,440,996	$5,077,025,216	$6,128,209,391
Derivatives:
Assets:
Futures Contracts	$ 10,540,683	$ 51,885,546	$ 75,201,998
Derivatives:
Liabilities:
Futures Contracts	$ —	$ (316,763)	$ (334,067)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Allocation Managed Risk Funds–27

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund		LVIP Global Moderate Allocation Managed Risk Fund		LVIP Global Growth Allocation Managed Risk Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/22	12/31/21	6/30/22	12/31/21	6/30/22	12/31/21
Shares sold:
Standard Class	211,882	457,318	808,927	1,171,104	636,320	1,127,427
Service Class	1,076,664	2,338,210	2,806,332	5,181,681	1,387,789	3,189,913
Shares reinvested:
Standard Class	—	382,035	—	992,679	—	1,341,583
Service Class	—	4,006,243	—	25,136,847	—	37,122,940
	1,288,546	7,183,806	3,615,259	32,482,311	2,024,109	42,781,863
Shares redeemed:
Standard Class	(359,967)	(523,759)	(1,446,329)	(2,125,011)	(916,954)	(1,656,653)
Service Class	(5,523,786)	(10,666,101)	(23,908,579)	(47,134,291)	(28,278,048)	(61,782,756)
	(5,883,753)	(11,189,860)	(25,354,908)	(49,259,302)	(29,195,002)	(63,439,409)
Net decrease	(4,595,207)	(4,006,054)	(21,739,649)	(16,776,991)	(27,170,893)	(20,657,546)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Funds had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, each Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund’s investments.
LVIP Global Allocation Managed Risk Funds–28

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2022 were as follows:
LVIP Global Conservative Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$ 9,564,647	Variation margin due from broker on futures contracts	$—
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	976,036	Variation margin due from broker on futures contracts	—
Total		$10,540,683		$—

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,040,209)	$8,970,933
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(94,389)	943,691
Total		$(1,134,598)	$9,914,624
Fair values of derivative instruments as of June 30, 2022 were as follows:
LVIP Global Moderate Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$46,496,393	Variation margin due from broker on futures contracts	$(316,763)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	5,389,153	Variation margin due from broker on futures contracts	—
Total		$51,885,546		$(316,763)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only variation margin is reported on the Statement of Assets and Liabilities.
LVIP Global Allocation Managed Risk Funds–29

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(36,534,977)	$42,516,431
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	6,727,148	5,156,240
Total		$(29,807,829)	$47,672,671
Fair values of derivative instruments as of June 30, 2022 were as follows:
LVIP Global Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$66,573,715	Variation margin due from broker on futures contracts	$334,067
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	8,628,283	Variation margin due from broker on futures contracts	—
Total		$75,201,998		$334,067

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(87,596,061)	$61,669,975
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	6,938,572	8,304,704
Total		$(80,657,489)	$69,974,679
LVIP Global Allocation Managed Risk Funds–30

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
	Futures Contracts (Average Notional Value)	Futures Contracts (Average Notional Value)
LVIP Global Conservative Allocation Managed Risk Fund	$ 10,801,308	$ 100,099,798
LVIP Global Moderate Allocation Managed Risk Fund	147,595,159	1,105,509,473
LVIP Global Growth Allocation Managed Risk Fund	420,756,979	1,485,288,239
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Global Allocation Managed Risk Funds–31

LVIP Global Allocation Managed Risk Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Global Allocation Managed Risk Funds–32

LVIP Global Income Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Global Income Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Global Income Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$871.30	0.64%	$2.97
Service Class Shares	1,000.00	870.30	0.89%	4.13
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.60	0.64%	$3.21
Service Class Shares	1,000.00	1,020.40	0.89%	4.46

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Global Income Fund–1

LVIP Global Income Fund
Security Type/Country Allocations and Credit Quality Ratings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Corporate Bonds	4.54%
Loan Agreement	0.02%
Sovereign Bonds	50.07%
Supranational Banks	3.57%
U.S. Treasury Obligations	37.70%
Common Stock	0.02%
Money Market Fund	0.09%
Short-Term Investments	2.17%
Total Investments	98.18%
Receivables and Other Assets Net of Liabilities	1.82%
Net Assets	100.00%

Country*	Percentage of Net Assets
Australia	1.59%
Austria	0.83%
Belgium	0.86%
Canada	2.78%
China	3.32%
Czech Republic	0.06%
Finland	1.00%
France	3.15%
Germany	3.59%
Italy	6.88%
Japan	11.42%
Luxembourg	1.80%
Malaysia	0.79%
Mexico	4.39%
Netherlands	0.90%
New Zealand	0.60%
Norway	3.45%
Peru	1.62%
Philippines	1.57%
Romania	0.02%
Singapore	2.84%
South Africa	0.00%
Spain	0.55%
Supranational	0.40%
Sweden	0.72%
Switzerland	0.15%
United Kingdom	2.62%
United States	38.02%
Total	95.92%

*	Allocation includes all investments except for short-term investments and money market fund.

Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	38.44%
AAA	18.54%
AA	9.75%
A	11.74%
BBB	10.76%
BB	0.21%
Non-Rated	8.35%
Short-Term Investments	2.21%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Global Income Fund–2

LVIP Global Income Fund
Statement of Net Assets
June 30, 2022 (unaudited)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS–4.54%
Canada–0.45%
Bank of Nova Scotia 0.50% 4/30/24	EUR	900,000	$ 917,727
Royal Bank of Canada 0.25% 5/2/24	EUR	950,000	964,651
Toronto-Dominion Bank 0.38% 4/25/24	EUR	900,000	916,915
			2,799,293
France–0.34%
Air Liquide Finance SA 1.00% 4/2/25	EUR	900,000	916,469
BPCE SA 0.63% 4/28/25	EUR	900,000	899,532
Orano SA 3.38% 4/23/26	EUR	300,000	291,560
			2,107,561
Germany–0.98%
Deutsche Bahn Finance GMBH 1.38% 3/3/34	EUR	4,772,000	4,198,086
Kreditanstalt fuer Wiederaufbau 2.60% 6/20/37	JPY	200,000,000	1,905,190
			6,103,276
Japan–0.74%
Sumitomo Mitsui Trust Bank Ltd. 0.01% 10/15/27	EUR	4,911,000	4,606,616
			4,606,616
Norway–0.67%
Equinor ASA 1.63% 2/17/35	EUR	4,779,000	4,194,208
			4,194,208
South Africa–0.00%
@K2016470219 South Africa Ltd. 3.00% 12/31/22		105,249	53
			53
Supranational–0.20%
European Financial Stability Facility 0.01% 1/20/31	EUR	1,400,000	1,236,497
			1,236,497
Sweden–0.71%
Svenska Handelsbanken AB 0.05% 9/6/28	EUR	5,049,000	4,464,810
			4,464,810
Switzerland–0.14%
UBS AG 0.01% 3/31/26	EUR	950,000	904,346
			904,346
United States–0.31%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.63% 5/1/27		400,000	356,000
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50% 10/20/25		1,000,000	$ 971,663
Ford Motor Credit Co. LLC 4.95% 5/28/27		250,000	232,187
Lithia Motors, Inc. 4.63% 12/15/27		400,000	366,648
Sanchez Energy Corp. 7.75% 6/15/21		150,000	1,125
			1,927,623
Total Corporate Bonds (Cost $34,009,666)			28,344,283
LOAN AGREEMENT–0.02%
=Onsite Rental Group Pty. Ltd. 6.10% 10/26/23		121,112	114,412
Total Loan Agreement (Cost $120,974)			114,412
ΔSOVEREIGN BONDS–50.07%
Australia–1.57%
Australia Government Bonds
1.25% 5/21/32	AUD	1,850,000	1,022,994
1.75% 6/21/51	AUD	500,000	219,149
3.00% 3/21/47	AUD	3,600,000	2,135,327
3.25% 4/21/25	AUD	6,000,000	4,154,723
4.75% 4/21/27	AUD	3,100,000	2,271,061
			9,803,254
Austria–0.83%
Austria Government Bonds 6.25% 7/15/27	EUR	4,000,000	5,205,000
			5,205,000
Belgium–0.86%
Belgium Government Bonds
0.10% 6/22/30	EUR	900,000	828,733
0.40% 6/22/40	EUR	5,750,000	4,215,215
1.70% 6/22/50	EUR	350,000	299,725
			5,343,673
Canada–2.33%
Canada Government Bonds
0.25% 2/1/23	CAD	2,700,000	2,067,260
0.50% 12/1/30	CAD	7,494,000	4,659,857
1.00% 6/1/27	CAD	10,265,000	7,220,006
3.50% 12/1/45	CAD	700,000	569,236
			14,516,359
China–3.32%
China Government Bonds
2.68% 5/21/30	CNY	40,500,000	5,953,432
2.85% 6/4/27	CNY	77,000,000	11,600,573
2.89% 11/18/31	CNY	10,300,000	1,539,788
LVIP Global Income Fund–3

LVIP Global Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
China (continued)
China Government Bonds (continued)
3.81% 9/14/50	CNY	10,000,000	$ 1,612,233
			20,706,026
Czech Republic–0.06%
Czech Republic Government Bonds 1.75% 6/23/32	CZK	11,300,000	361,142
			361,142
Finland–1.00%
Finland Government Bonds 0.50% 9/15/27	EUR	6,200,000	6,223,442
			6,223,442
France–2.82%
French Republic Government Bonds O.A.T.
0.50% 6/25/44	EUR	2,600,000	1,847,054
0.75% 5/25/52	EUR	1,150,000	767,194
1.25% 5/25/36	EUR	3,000,000	2,784,935
1.25% 5/25/36	EUR	2,250,000	2,088,701
1.50% 5/25/31	EUR	9,826,297	10,070,306
			17,558,190
Germany–2.61%
Bundesrepublik Deutschland Bundesanleihe
0.01% 8/15/50	EUR	900,000	602,764
1.25% 8/15/48	EUR	1,650,000	1,595,948
2.50% 7/4/44	EUR	6,830,000	8,341,721
4.00% 1/4/37	EUR	4,150,000	5,706,435
			16,246,868
Italy–6.88%
Italy Buoni Poliennali Del Tesoro
0.01% 1/15/24	EUR	7,450,000	7,662,294
0.95% 3/1/23	EUR	5,150,000	5,415,832
1.45% 5/15/25	EUR	5,500,000	5,694,192
1.80% 3/1/41	EUR	2,950,000	2,360,324
2.00% 2/1/28	EUR	10,000,000	10,180,457
2.45% 9/1/50	EUR	210,000	175,347
2.95% 9/1/38	EUR	8,500,000	8,329,954
4.75% 9/1/44	EUR	2,500,000	3,085,647
			42,904,047
Japan–10.68%
Japan Government 10 yr Bond
0.10% 3/20/28	JPY	1,081,900,000	7,978,375
0.60% 6/20/24	JPY	906,800,000	6,770,724
Japan Government 2 yr Bond 0.10% 12/1/22	JPY	248,200,000	1,831,042
Japan Government 20 yr Bond
0.60% 12/20/37	JPY	1,194,700,000	8,719,162
1.90% 6/20/25	JPY	300,000,000	2,338,554
Japan Government 30 yr Bond
0.20% 6/20/36	JPY	850,000,000	5,949,687
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan Government 30 yr Bond (continued)
0.30% 6/20/46	JPY	1,565,000,000	$ 9,693,011
1.50% 3/20/34	JPY	1,200,000,000	9,915,035
1.60% 6/20/30	JPY	300,000,000	2,450,833
1.70% 9/20/44	JPY	1,200,000,000	10,100,236
Japan Government 40 yr Bond 0.50% 3/20/60	JPY	141,500,000	811,278
			66,557,937
Malaysia–0.79%
Malaysia Government Bonds
3.76% 5/22/40	MYR	2,000,000	394,896
3.90% 11/30/26	MYR	6,000,000	1,357,994
3.90% 11/16/27	MYR	2,750,000	617,048
4.18% 7/15/24	MYR	6,000,000	1,383,598
4.25% 5/31/35	MYR	5,250,000	1,142,085
			4,895,621
Mexico–4.39%
Mexican Bonos
7.50% 6/3/27	MXN	118,000,000	5,483,586
7.75% 5/29/31	MXN	86,450,000	3,954,186
7.75% 11/13/42	MXN	95,000,000	4,128,469
8.00% 11/7/47	MXN	175,000,000	7,755,626
Mexico Bonos 7.75% 11/23/34	MXN	135,000,000	6,056,086
			27,377,953
Netherlands–0.90%
Netherlands Government Bonds
0.50% 1/15/40	EUR	1,950,000	1,599,691
2.75% 1/15/47	EUR	3,300,000	4,038,831
			5,638,522
New Zealand–0.60%
New Zealand Government Bonds 1.50% 5/15/31	NZD	7,300,000	3,763,130
			3,763,130
Norway–2.78%
Kommunalbanken AS 0.05% 10/24/29	EUR	4,979,000	4,516,009
Norway Government Bonds
1.25% 9/17/31	NOK	73,060,000	6,351,830
2.13% 5/18/32	NOK	68,763,000	6,445,069
			17,312,908
Peru–1.62%
Peru Government Bonds
6.35% 8/12/28	PEN	27,000,000	6,647,001
6.95% 8/12/31	PEN	14,000,000	3,470,075
			10,117,076

LVIP Global Income Fund–4

LVIP Global Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Romania–0.02%
Romania Government International Bonds 3.62% 5/26/30	EUR	175,000	$ 149,559
			149,559
Singapore–2.84%
Singapore Government Bonds
2.38% 6/1/25	SGD	7,700,000	5,484,687
2.88% 7/1/29	SGD	1,000,000	718,348
2.88% 9/1/30	SGD	16,100,000	11,513,244
			17,716,279
Spain–0.55%
Spain Government Bonds
0.01% 5/31/24	EUR	2,350,000	2,417,123
1.00% 10/31/50	EUR	600,000	386,019
2.90% 10/31/46	EUR	600,000	619,926
			3,423,068
United Kingdom–2.62%
United Kingdom Gilt
0.13% 1/31/24	GBP	2,300,000	2,718,877
0.38% 10/22/30	GBP	800,000	845,496
1.25% 10/22/41	GBP	2,700,000	2,605,586
1.25% 7/31/51	GBP	1,690,000	1,500,138
4.25% 12/7/27	GBP	4,250,000	5,762,269
4.50% 9/7/34	GBP	1,954,632	2,891,198
			16,323,564
Total Sovereign Bonds (Cost $372,433,129)			312,143,618
SUPRANATIONAL BANKS–3.57%
Asian Development Bank 2.35% 6/21/27	JPY	1,200,000,000	9,784,669
European Investment Bank
0.01% 1/14/31	EUR	1,400,000	1,239,487
2.15% 1/18/27	JPY	1,400,000,000	11,241,167
Total Supranational Banks (Cost $26,897,371)			22,265,323
U.S. TREASURY OBLIGATIONS–37.70%
U.S. Treasury Bonds
1.13% 8/15/40		10,200,000	7,046,766
1.38% 8/15/50		9,000,000	5,924,180
2.25% 5/15/41		12,000,000	10,013,437
2.50% 2/15/46		7,900,000	6,698,645
2.75% 8/15/42		6,670,000	5,984,501
3.13% 8/15/44		3,650,000	3,457,234
3.63% 8/15/43		8,000,000	8,210,625
4.50% 5/15/38		7,300,000	8,607,727
5.38% 2/15/31		14,500,000	17,077,149
U.S. Treasury Notes
0.13% 8/15/23		5,550,000	5,374,828
0.13% 2/15/24		1,550,000	1,480,916
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
0.88% 11/15/30	7,650,000	$ 6,459,170
1.13% 2/28/25	7,570,000	7,205,102
1.25% 9/30/22	4,230,000	3,916,881
1.25% 8/15/31	23,600,000	20,316,281
1.38% 6/30/23	3,400,000	3,347,937
1.50% 11/30/24	950,000	916,416
×1.63% 4/30/23	4,200,000	4,157,508
1.63% 5/31/23	1,700,000	1,680,609
1.63% 2/15/26	18,000,000	17,107,734
2.00% 2/15/25	930,000	906,132
2.00% 8/15/25	19,500,000	18,891,387
2.13% 7/31/24	1,500,000	1,473,750
2.13% 5/15/25	1,100,000	1,073,059
2.50% 5/15/24	18,500,000	18,333,789
2.63% 2/28/23	400,000	399,781
2.75% 5/31/23	3,200,000	3,195,750
2.75% 2/28/25	15,900,000	15,785,098
2.75% 2/15/28	22,100,000	21,714,113
2.88% 10/31/23	4,100,000	4,095,516
2.88% 11/30/23	3,900,000	3,894,973
2.88% 5/31/25	250,000	248,926
Total U.S. Treasury Obligations (Cost $252,031,821)		234,995,920

	Number of Shares
COMMON STOCK–0.02%
Fieldwood Energy, Inc.	900	107,100
=†Holdco Class A	1,232,692	0
=†K2016470219 South Africa Ltd.	7,273	0
Total Common Stock (Cost $106,326)		107,100
MONEY MARKET FUND–0.09%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	553,716	553,716
Total Money Market Fund (Cost $553,716)		553,716

	Principal Amount°
SHORT-TERM INVESTMENTS–2.17%
U.S. TREASURY OBLIGATIONS–2.17%
^U.S. Treasury Bills
0.00% 11/3/22	900,000	893,808
0.00% 11/17/22	1,800,000	1,785,744
0.00% 3/23/23	2,850,000	2,800,961

LVIP Global Income Fund–5

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
U.S. TREASURY OBLIGATIONS (continued)
^U.S. Treasury Bills (continued)
0.00% 4/20/23	8,200,000	$ 8,030,733
Total Short-Term Investments (Cost $13,566,287)		13,511,246

TOTAL INVESTMENTS–98.18% (Cost $699,719,290)	612,035,618
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.82%	11,341,813
NET ASSETS APPLICABLE TO 66,020,581 SHARES OUTSTANDING –100.00%	$ 623,377,431
NET ASSET VALUE PER SHARE–LVIP GLOBAL INCOME FUND STANDARD CLASS ($159,612,768 / 16,800,620 Shares)	$9.500
NET ASSET VALUE PER SHARE–LVIP GLOBAL INCOME FUND SERVICE CLASS ($463,764,663 / 49,219,961 Shares)	$9.422
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$ 729,042,222
Distributable earnings/(accumulated loss)	(105,664,791)
TOTAL NET ASSETS	$ 623,377,431

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.
@ PIK. 100% of the income received was in the form of additional par.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
× Fully or partially pledged as collateral for derivatives.
† Non-income producing.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
★ Includes $2,313,604 cash collateral held at broker for futures contracts, $11,347 payable for securities purchased, $891,048 payable for fund shares redeemed, $136,595 other accrued expenses payable, $396,487 due to manager and affiliates and $257,353 variation margin due to broker on futures contracts as of June 30, 2022.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2022:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GSI	AUD	2,413,095	USD	(1,735,040)	7/28/22	$ —	$ (69,047)
GSI	CAD	(2,805,000)	USD	2,233,700	7/28/22	54,629	—
GSI	CNH	7,121,846	USD	(1,052,909)	7/21/22	10,956	—
GSI	CZK	(10,213,528)	USD	440,309	7/21/22	9,041	—
GSI	DKK	2,400,000	USD	(339,304)	7/28/22	—	(503)
GSI	EUR	10,794,090	USD	(11,438,528)	7/28/22	—	(105,382)
GSI	EUR	1,288,089	USD	(1,350,000)	7/28/22	2,416	—
GSI	EUR	(325,822)	USD	340,000	7/28/22	—	(2,093)
GSI	EUR	(407,821)	USD	430,000	7/28/22	1,812	—
LVIP Global Income Fund–6

LVIP Global Income Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GSI	GBP	(1,921,579)	USD	2,375,420	7/28/22	$ 35,114	$ —
GSI	GBP	130,000	USD	(157,279)	7/28/22	1,049	—
GSI	JPY	(7,367,896)	USD	54,978	7/28/22	581	—
GSI	MXN	(66,353,367)	USD	3,311,568	7/21/22	24,859	—
GSI	NZD	(6,466,989)	USD	4,166,661	7/28/22	128,604	—
GSI	PLN	3,045,863	USD	(699,562)	7/21/22	—	(21,986)
SSB	AUD	(6,612,500)	USD	4,776,606	7/29/22	211,317	—
SSB	AUD	439,000	USD	(307,263)	7/29/22	—	(4,177)
SSB	CAD	(12,200,500)	USD	9,412,607	7/29/22	—	(65,348)
SSB	CAD	(155,500)	USD	120,819	7/29/22	19	—
SSB	CAD	383,500	USD	(305,378)	7/29/22	—	(7,456)
SSB	CAD	202,500	USD	(156,606)	7/29/22	706	—
SSB	CNY	(130,432,500)	USD	19,747,241	7/29/22	267,265	—
SSB	CNY	(984,500)	USD	146,284	7/29/22	—	(750)
SSB	EUR	19,476,500	USD	(20,803,286)	7/29/22	—	(352,710)
SSB	EUR	(32,338,000)	USD	34,697,239	7/29/22	741,922	—
SSB	JPY	(1,753,298,500)	USD	13,728,233	7/29/22	782,852	—
SSB	JPY	1,753,298,500	USD	(13,327,909)	7/29/22	—	(382,528)
SSB	MXN	(497,082,000)	USD	24,114,350	7/29/22	—	(470,466)
SSB	MXN	22,004,000	USD	(1,070,274)	7/29/22	18,006	—
SSB	MXN	(27,157,000)	USD	1,355,792	7/29/22	12,654	—
SSB	MXN	35,414,500	USD	(1,785,908)	7/29/22	—	(34,369)
SSB	NOK	(133,503,000)	USD	14,508,889	7/29/22	947,322	—
SSB	NOK	10,066,000	USD	(1,050,715)	7/29/22	—	(28,185)
SSB	NOK	3,399,000	USD	(341,864)	7/29/22	3,415	—
SSB	NOK	(4,684,000)	USD	470,170	7/29/22	—	(5,644)
SSB	PLN	63,000,500	USD	(14,336,868)	7/29/22	—	(339,070)
SSB	SGD	(25,034,000)	USD	18,225,809	7/29/22	206,232	—
SSB	SGD	1,250,000	USD	(897,769)	7/29/22	1,987	—
SSB	SGD	317,500	USD	(231,139)	7/29/22	—	(2,602)
Total Foreign Currency Exchange Contracts						$3,462,758	$(1,892,316)
LVIP Global Income Fund–7

LVIP Global Income Fund
Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
44	Canada 10 yr Bonds	$ 4,238,316	$ 4,395,702	9/20/22	$ —	$(157,384)
(39)	Euro-BOBL	(5,075,652)	(5,012,354)	9/8/22	—	(63,298)
(11)	Euro-BTP	(1,419,259)	(1,436,077)	9/8/22	16,818	—
66	Euro-Bund	10,290,324	10,507,395	9/8/22	—	(217,071)
3	Euro-Buxl	514,208	501,384	9/8/22	12,824	—
(16)	Euro-O.A.T.	(2,322,760)	(2,378,912)	9/8/22	56,152	—
(2)	Japan 10 yr Bonds (OSE)	(2,190,596)	(2,197,520)	9/12/22	6,922	—
206	U.S. Treasury 10 yr Notes	24,417,437	24,343,734	9/21/22	73,703	—
16	U.S. Treasury 10 yr Ultra Notes	2,218,000	2,188,531	9/21/22	29,469	—
(10)	U.S. Treasury 10 yr Ultra Notes	(1,543,438)	(1,527,950)	9/21/22	—	(15,488)
2	U.S. Treasury 5 yr Notes	224,500	225,205	9/30/22	—	(705)
Total Futures Contracts					$195,888	$(453,946)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures from the date the contracts were opened through June 30, 2022.

Summary of Abbreviations:
BOBL–Bundesobligationen
BTP–Buoni del Tesoro Poliennali
GSI–Goldman Sachs International
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
OSE–Osaka Securities Exchange
SSB–State Street Bank
yr–Year
AUD–Australian Dollar
CAD–Canadian Dollar
CNH–Chinese Yuan Renminbi
CNY–Chinese Yuan
CZK–Czech Koruna
DKK–Danish Krone
EUR–Euro
GBP–British Pound Sterling
JPY–Japanese Yen
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
NZD–New Zealand Dollar
PEN–Peruvian Nuevo Sol
PLN–Polish Zloty
SGD–Singapore Dollar
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Income Fund–8

LVIP Global Income Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Interest	$ 5,565,789
EXPENSES:
Management fees	2,242,197
Distribution fees-Service Class	641,641
Accounting and administration expenses	107,195
Shareholder servicing fees	100,036
Professional fees	41,752
Custodian fees	36,812
Pricing fees	13,133
Reports and statements to shareholders	11,354
Trustees’ fees and expenses	11,001
Consulting fees	1,370
Other	20,313
3,226,804
Less:
Management fees waived	(380,641)
Total operating expenses	2,846,163
NET INVESTMENT INCOME	2,719,626
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(11,309,094)
Foreign currencies	(513,006)
Foreign currency exchange contracts	5,362,615
Futures contracts	(819,071)
Swap contracts	(1)
Net realized loss	(7,278,557)
Net change in unrealized appreciation (depreciation) of:
Investments	(92,850,287)
Foreign currencies	(11,030)
Foreign currency exchange contracts	1,603,928
Futures contracts	(390,949)
Net change in unrealized appreciation (depreciation)	(91,648,338)
NET REALIZED AND UNREALIZED LOSS	(98,926,895)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(96,207,269)
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Income Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 2,719,626	$ 4,459,886
Net realized gain (loss)	(7,278,557)	5,917,960
Net change in unrealized appreciation (depreciation)	(91,648,338)	(52,356,493)
Net decrease in net assets resulting from operations	(96,207,269)	(41,978,647)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(6,754,525)
Service Class	—	(19,153,018)
Return of capital:
Standard Class	—	(3,192,304)
Service Class	—	(9,052,070)
	—	(38,151,917)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,971,138	52,790,522
Service Class	12,280,203	69,438,897
Reinvestment of dividends and distributions:
Standard Class	—	9,946,829
Service Class	—	28,205,088
	19,251,341	160,381,336
Cost of shares redeemed:
Standard Class	(24,319,376)	(25,796,814)
Service Class	(50,867,260)	(48,106,177)
	(75,186,636)	(73,902,991)
Increase (decrease) in net assets derived from capital share transactions	(55,935,295)	86,478,345
NET INCREASE (DECREASE) IN NET ASSETS	(152,142,564)	6,347,781
NET ASSETS:
Beginning of period	775,519,995	769,172,214
End of period	$ 623,377,431	$775,519,995
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Income Fund–9

LVIP Global Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Income Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21 [2]	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 10.903	$ 12.086	$ 11.522	$ 11.082	$ 11.356	$ 10.866
Income (loss) from investment operations:
Net investment income[3]	0.049	0.088	0.138	0.200	0.217	0.188
Net realized and unrealized gain (loss)	(1.452)	(0.693)	0.641	0.547	(0.009)	0.360
Total from investment operations	(1.403)	(0.605)	0.779	0.747	0.208	0.548
Less dividends and distributions from:
Net investment income	—	(0.175)	(0.198)	(0.307)	(0.398)	—
Net realized gain	—	(0.217)	(0.017)	—	(0.017)	(0.058)
Return of capital	—	(0.186)	—	—	(0.067)	—
Total dividends and distributions	—	(0.578)	(0.215)	(0.307)	(0.482)	(0.058)
Net asset value, end of period	$ 9.500	$ 10.903	$ 12.086	$ 11.522	$ 11.082	$ 11.356
Total return[4]	(12.87%)	(5.09%)	6.78%	6.74%	1.90%	5.04%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 159,613	$201,394	$184,379	$182,976	$178,755	$366,308
Ratio of expenses to average net assets	0.64%	0.67%	0.69%	0.70%	0.68%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.76%	0.76%	0.77%	0.75%	0.74%
Ratio of net investment income to average net assets	0.97%	0.76%	1.16%	1.73%	1.91%	1.67%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.86%	0.67%	1.09%	1.66%	1.84%	1.60%
Portfolio turnover	19%	45%	48%	30%	47%	59%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective August 17, 2021, Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio, replacing Franklin Advisers, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Income Fund–10

LVIP Global Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Income Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21 [2]	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 10.826	$ 12.006	$ 11.447	$ 11.011	$ 11.284	$ 10.824
Income (loss) from investment operations:
Net investment income[3]	0.036	0.059	0.107	0.170	0.187	0.159
Net realized and unrealized gain (loss)	(1.440)	(0.689)	0.637	0.543	(0.008)	0.359
Total from investment operations	(1.404)	(0.630)	0.744	0.713	0.179	0.518
Less dividends and distributions from:
Net investment income	—	(0.156)	(0.168)	(0.277)	(0.372)	—
Net realized gain	—	(0.217)	(0.017)	—	(0.017)	(0.058)
Return of capital	—	(0.177)	—	—	(0.063)	—
Total dividends and distributions	—	(0.550)	(0.185)	(0.277)	(0.452)	(0.058)
Net asset value, end of period	$ 9.422	$ 10.826	$ 12.006	$ 11.447	$ 11.011	$ 11.284
Total return[4]	(12.97%)	(5.33%)	6.52%	6.47%	1.65%	4.79%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 463,765	$574,126	$584,793	$601,703	$628,282	$691,228
Ratio of expenses to average net assets	0.89%	0.92%	0.94%	0.95%	0.93%	0.92%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.00%	1.01%	1.01%	1.02%	1.00%	0.99%
Ratio of net investment income to average net assets	0.72%	0.51%	0.91%	1.48%	1.66%	1.42%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.61%	0.42%	0.84%	1.41%	1.59%	1.35%
Portfolio turnover	19%	45%	48%	30%	47%	59%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective August 17, 2021, Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio, replacing Franklin Advisers, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Income Fund–11

LVIP Global Income Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek current income consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a
LVIP Global Income Fund–12

LVIP Global Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2022, the value and cost of foreign currency held by the LVIP Global Income Fund is $4,322,801 and $4,268,491 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Withholding taxes on foreign interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.1025% on the first $350 million of average daily net assets of the Fund; 0.1125% on the next $175 million; 0.1225% on the next $175 million; and 0.1375% on the excess of $700 million of average daily net assets of the Fund.   The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Mondrian Investment Partners Ltd. (“Mondrian”) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Mondrian a fee based on Mondrian’s managed portion of the Fund’s average daily net assets.
Allianz Global Investors U.S. LLC (“AllianzGI U.S.”) is also responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays AllianzGI U.S. a fee based on AllianzGI U.S.’s managed portion of the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$23,812
Legal	4,251
LVIP Global Income Fund–13

LVIP Global Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,038 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$280,283
Distribution fees payable to LFD	96,435
Printing and mailing fees payable to Lincoln Life	4,756
Shareholder servicing fees payable to Lincoln Life	15,013
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$ 87,243,080
Purchases of U.S. government securities	38,050,715
Sales other than U.S. government securities	108,800,243
Sales of U.S. government securities	69,922,362
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:
Cost of investments and derivatives	$699,719,290
Aggregate unrealized appreciation of investments and derivatives	$ 2,866,670
Aggregate unrealized depreciation of investments and derivatives	(90,550,342)
Net unrealized depreciation of investments and derivatives	$ (87,683,672)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
LVIP Global Income Fund–14

LVIP Global Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$ —	$ 28,344,283	$ —	$ 28,344,283
Loan Agreement	—	—	114,412	114,412
Sovereign Bonds	—	312,143,618	—	312,143,618
Supranational Banks	—	22,265,323	—	22,265,323
U.S. Treasury Obligations	—	234,995,920	—	234,995,920
Common Stock	—	107,100	— *	107,100
Money Market Fund	553,716	—	—	553,716
Short-Term Investments	—	13,511,246	—	13,511,246
Total Investments	$553,716	$611,367,490	$114,412	$612,035,618
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$ 3,462,758	$—	$ 3,462,758
Futures Contracts	$ 195,888	$ —	$—	$ 195,888
Liabilities:
Foreign Currency Exchange Contracts	$ —	$(1,892,316)	$—	$(1,892,316)
Futures Contracts	$(453,946)	$ —	$—	$ (453,946)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2022, there were no material transfers to or from Level 3 investments.
LVIP Global Income Fund–15

LVIP Global Income Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	684,515	4,551,003
Service Class	1,220,632	5,977,105
Shares reinvested:
Standard Class	—	886,359
Service Class	—	2,529,014
	1,905,147	13,943,481
Shares redeemed:
Standard Class	(2,355,984)	(2,221,160)
Service Class	(5,030,851)	(4,186,012)
	(7,386,835)	(6,407,172)
Net increase (decrease)	(5,481,688)	7,536,309
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2022, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the
LVIP Global Income Fund–16

LVIP Global Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to facilitate investments in portfolio securities and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$3,462,758	Receivables and other assets net of liabilities	$(1,892,316)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	195,888	Receivables and other assets net of liabilities	(453,946)
Total		$3,658,646		$(2,346,262)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$5,362,615	$1,603,928
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(819,072)	(390,949)
Total		$4,543,543	$1,212,979
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$83,214,332	$197,101,515
Futures contracts (average notional value)	32,307,161	15,842,890
At June 30, 2022, the Fund received securities collateral for certain open bilateral derivatives as follows:
Broker	Securities Collateral
Goldman Sachs International	$319,732
Total	$319,732
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs
LVIP Global Income Fund–17

LVIP Global Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2022, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Goldman Sachs International	$ 269,061	$ (199,011)	$ 70,050
State Street Bank & Trust Company	3,193,697	(1,693,305)	1,500,392
Total	$3,462,758	$(1,892,316)	$1,570,442

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Goldman Sachs International	$ 70,050	$(70,050)	$—	$—	$—	$ —
State Street Bank & Trust Company	1,500,392	—	—	—	—	1,500,392
Total	$1,570,442	$(70,050)	$—	$—	$—	$1,500,392

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower
LVIP Global Income Fund–18

LVIP Global Income Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
10. Subsequent Events
On May 17, 2022, the U.S. Department of Justice and Securities and Exchange Commission announced that Allianz Global Investors U.S. LLC (“AllianzGI”), which currently serves as a subadviser to the Fund, agreed to plead guilty to criminal securities fraud in connection with an options trading strategy that was unrelated to the Fund. As a consequence, AllianzGI is disqualified from providing sub-advisory services to registered investment companies, including the Fund, and the SEC has granted AllianzGI a ten-week period to transition sub-advisory responsibilities. Accordingly, Lincoln Investment Advisors Corporation (“LIAC”), the investment adviser to the Fund, will transition the portion of the Fund sub-advised by AllianzGI to Mondrian Investment Partners Limited (“Mondrian”) on or before July 26, 2022 (the “Effective Date”). As investment adviser to the Fund, LIAC has the discretion to change the allocation of assets among sub-advisers to the Fund.
LVIP Global Income Fund–19

LVIP Global Income Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Global Income Fund–20

LVIP Government Money Market Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Government Money Market Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission monthly on Form N-MFP. The Trust’s Form N-MFP is available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Government Money Market Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$1,000.90	0.26%	$1.29
Service Class Shares	1,000.00	1,000.50	0.35%	1.74
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.26%	$1.30
Service Class Shares	1,000.00	1,023.10	0.35%	1.76

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Government Money Market Fund–1

LVIP Government Money Market Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2022
Security Type/Sector	Percentage of Net Assets
Agency Obligations	31.32%
U.S. Treasury Obligations	16.06%
Repurchase Agreements	51.66%
Money Market Fund	0.06%
Total Investments	99.10%
Receivables and Other Assets Net of Liabilities	0.90%
Total Net Assets	100.00%
LVIP Government Money Market Fund–2

LVIP Government Money Market Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS–31.32%
Federal Farm Credit Banks Funding Corp.
0.07% 8/10/22	12,695,000	$ 12,694,931
•1.53% (SOFR + 0.02%) 5/16/23	7,715,000	7,714,836
•1.54% (SOFR + 0.03%) 1/12/23	8,525,000	8,524,770
•1.54% (SOFR + 0.03%) 7/25/23	3,445,000	3,444,888
•1.55% (SOFR + 0.04%) 3/10/23	2,905,000	2,905,305
•1.55% (SOFR + 0.04%) 7/12/23	785,000	784,959
•1.56% (SOFR + 0.05%) 9/08/22	5,720,000	5,720,164
•1.56% (SOFR + 0.05%) 8/22/23	5,520,000	5,520,000
•1.56% (SOFR + 0.05%) 9/28/23	3,815,000	3,815,000
•1.56% (SOFR + 0.05%) 10/16/23	6,510,000	6,510,000
•1.56% (SOFR + 0.05%) 2/20/24	8,745,000	8,745,000
•1.56% (SOFR + 0.05%) 5/09/24	5,290,000	5,290,000
•1.57% (SOFR + 0.06%) 1/20/23	2,080,000	2,080,000
•1.57% (SOFR + 0.06%) 11/22/23	7,075,000	7,075,000
•1.57% (SOFR + 0.06%) 1/10/24	1,110,000	1,110,000
•1.59% (SOFR + 0.08%) 11/03/22	5,350,000	5,350,000
•1.60% (SOFR + 0.09%) 10/07/22	3,635,000	3,635,000
•1.61% (SOFR + 0.10%) 9/02/22	4,365,000	4,365,000
•1.70% (SOFR + 0.19%) 7/14/22	3,015,000	3,015,000
•1.76% (FEDL01 + 0.18%) 7/20/22	10,330,000	10,329,947
2.25% 6/07/23	1,580,000	1,579,879
Federal Farm Credit Discount Notes
≠0.41% 11/01/22	4,305,000	4,299,116
≠1.23% 9/01/22	3,875,000	3,866,925
≠1.33% 11/14/22	5,880,000	5,851,123
Federal Home Loan Bank Discount Notes
≠0.84% 7/15/22	7,910,000	7,907,447
≠0.85% 7/08/22	31,300,000	31,294,888
≠1.11% 10/03/22	4,390,000	4,377,506
≠1.26% 8/24/22	44,150,000	44,067,881
≠1.63% 8/05/22	9,350,000	9,335,455
1.97% 9/20/22	24,635,000	24,527,745
Federal Home Loan Banks
•1.51% (SOFR + 0.00%) 8/19/22	11,015,000	11,015,000
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks (continued)
•1.52% (SOFR + 0.01%) 8/02/22	25,320,000	$ 25,320,446
•1.52% (SOFR + 0.01%) 8/04/22	35,000,000	35,000,000
•1.52% (SOFR + 0.01%) 9/06/22	5,360,000	5,360,000
•1.52% (SOFR + 0.01%) 10/21/22	11,975,000	11,975,000
•1.53% (SOFR + 0.02%) 12/16/22	10,350,000	10,350,000
•1.53% (SOFR + 0.02%) 3/02/23	19,210,000	19,210,000
•1.53% (SOFR + 0.02%) 5/02/23	1,905,000	1,905,000
•1.57% (SOFR + 0.06%) 12/16/22	9,985,000	9,985,000
2.08% 2/13/23	8,945,000	8,945,000
Federal Home Loan Mortgage Corp.
0.13% 7/25/22	3,920,000	3,920,114
•1.58% (SOFR + 0.07%) 11/10/22	2,960,000	2,960,000
Total Agency Obligations (Cost $391,683,325)		391,683,325
U.S. TREASURY OBLIGATIONS–16.06%
U.S. Treasury Bills
≠0.08% 9/08/22	4,086,000	4,085,413
≠0.22% 7/07/22	7,045,000	7,044,742
≠0.39% 7/28/22	2,845,000	2,844,189
≠0.40% 12/29/22	1,335,000	1,332,382
≠0.52% 7/05/22	28,170,000	28,168,388
≠0.64% 1/26/23	5,470,000	5,449,993
≠0.68% 9/01/22	7,740,000	7,731,069
≠0.71% 9/08/22	475,000	474,363
≠0.72% 9/08/22	36,000,000	35,951,010
≠0.78% 8/18/22	3,305,000	3,301,607
≠0.82% 8/02/22	13,475,000	13,465,358
≠0.84% 9/15/22	5,735,000	5,725,072
≠0.89% 9/22/22	4,535,000	4,525,903
≠1.07% 9/29/22	4,265,000	4,253,804
≠1.13% 10/06/22	8,289,600	8,264,807
≠1.17% 2/23/23	865,000	858,480
≠1.18% 2/23/23	3,905,000	3,875,564
≠2.18% 5/18/23	1,695,000	1,663,261
≠2.57% 12/29/22	7,525,000	7,430,415
•U.S. Treasury Floating Rate 1.81% (USBMMY3M + 0.05%) 1/31/23	15,000,000	15,000,232
U.S. Treasury Notes
0.13% 2/28/23	21,890,000	21,618,432
0.13% 4/30/23	1,490,000	1,465,612
1.63% 12/15/22	3,000,000	3,003,717
1.75% 5/15/23	2,805,000	2,794,431
LVIP Government Money Market Fund–3

LVIP Government Money Market Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.63% 2/28/23	10,425,000	$ 10,514,745
Total U.S. Treasury Obligations (Cost $200,842,989)		200,842,989
REPURCHASE AGREEMENTS–51.66%
Bank of Montreal 1.48%, dated 6/30/22, to be repurchased on 7/01/22, repurchase price $61,000,085 ( collateralized by U.S. government obligation 0.00%-1.375% 08/11/22−5/15/34 market value $10,20,000).	10,000,000	10,000,000
Bank of Nova Scotia 1.50%, dated 6/30/22, to be repurchased on 7/01/22, collateralized by U.S. government obligation 0.00%-2.875% 7/5/22−5/15/52 market value $81,603,475	80,000,000	80,000,000
BNP Paribas SA 1.45%, dated 6/30/22, to be repurchased on 7/01/22, collateralized by U.S. government obligation and U.S. Government agency 0.00%-3.74% 7/15/23−3/20/52 market value $87,980,551	86,000,000	86,000,000
Citigroup Global Markets 1.52%, dated 6/30/22, to be repurchased on 7/01/22, repurchase price $61,000,085 ( collateralized by U.S. government obligation 0.125%-1.813% 7/15/22−6/30/27 market value $86,700,005).	85,000,000	85,000,000
Goldman Sachs 1.55%, dated 6/30/22, to be repurchased on 7/01/22, repurchase price $61,000,085 ( collateralized by U.S. government agency obligation 2.00%-4.500% 1/15/22−2/15/51 market value $81,600,000).	80,000,000	80,000,000
Mizuho Securities USA 1.55%, dated 6/30/22, to be repurchased on 7/01/22, repurchase price $61,000,085 ( collateralized by U.S. government obligation 2.250%-2.875% 11/15/24−8/15/28 market value $76,500,042).	75,000,000	75,000,000
	Principal Amount°	Value (U.S. $)
REPURCHASE AGREEMENTS (continued)
Morgan Stanley 1.55%, dated 6/30/22, to be repurchased on 7/01/22, repurchase price $61,000,085 ( collateralized by U.S. governmentagency obligation 2.00%-6.00% 2/1/23−7/1/52 market value $82,400,000).	80,000,000	$ 80,000,000
Natixis 1.48%, dated 6/30/22, to be repurchased on 7/01/22, repurchase price $61,000,085 ( collateralized by U.S. government obligation 0.125%-2.750% 6/30/24−5/15/45 market value $76,500,071).	75,000,000	75,000,000
Toronto dominion Agency 1.55%, dated 6/30/22, to be repurchased on 7/01/22, repurchase price $61,000,085 ( collateralized by U.S. government agency obligation 3.00%-4.50% 2/1/33−6/01/52 market value $62,220,275).	75,000,000	75,000,000
Total Repurchase Agreements (Cost $646,000,000)		646,000,000

	Number of Shares
MONEY MARKET FUND–0.06%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	748,790	748,790
Total Money Market Fund (Cost $748,790)		748,790

LVIP Government Money Market Fund–4

LVIP Government Money Market Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.10% (Cost $1,239,275,104)Δ	$1,239,275,104
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.90%	11,202,407
NET ASSETS APPLICABLE TO 125,047,083 SHARES OUTSTANDING–100.00%	$1,250,477,511
NET ASSET VALUE PER SHARE–LVIP GOVERNMENT MONEY MARKET FUND STANDARD CLASS ($576,976,640 / 57,696,907 Shares)	$10.000
NET ASSET VALUE PER SHARE–LVIP GOVERNMENT MONEY MARKET FUND SERVICE CLASS ($673,500,871 / 67,350,176 Shares)	$10.000
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$1,250,466,651
Distributable earnings/(accumulated loss)	10,860
TOTAL NET ASSETS	$1,250,477,511

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
≠ The rate shown is the effective yield at the time of purchase.
Δ Also the cost for federal income tax purposes.
★ Includes $2,428,748 payable for fund shares redeemed, $88,369 other accrued expenses payable and $499,801 due to manager and affiliates as of June 30, 2022.

Summary of Abbreviations:
BNP–BNP Paribas
FEDL01–Federal Funds Rate
SOFR–Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund–5

LVIP Government Money Market Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Interest	$2,527,744
EXPENSES:
Management fees	1,957,204
Distribution fees-Service Class	709,681
Shareholder servicing fees	162,347
Accounting and administration expenses	114,137
Professional fees	21,481
Trustees’ fees and expenses	16,327
Custodian fees	9,146
Reports and statements to shareholders	8,519
Pricing fees	2,667
Consulting fees	1,428
Other	6,016
3,008,953
Less:
Management fees waived	(821,590)
Distribution fees waived-Service Class	(471,241)
Total operating expenses	1,716,122
NET INVESTMENT INCOME	811,622
NET REALIZED GAIN FROM INVESTMENTS	17,019
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 828,641
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 811,622	$ 100,437
Net realized gain	17,019	69,871
Net increase in net assets resulting from operations	828,641	170,308
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(500,298)	(89,857)
Service Class	(318,501)	(79,432)
	(818,799)	(169,289)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	338,215,346	562,968,372
Service Class	533,769,122	697,911,700
Reinvestment of dividends and distributions:
Standard Class	500,298	89,857
Service Class	318,501	79,432
	872,803,267	1,261,049,361
Cost of shares redeemed:
Standard Class	(357,199,001)	(522,370,967)
Service Class	(339,549,960)	(721,279,168)
	(696,748,961)	(1,243,650,135)
Increase in net assets derived from capital share transactions	176,054,306	17,399,226
NET INCREASE IN NET ASSETS	176,064,148	17,400,245
NET ASSETS:
Beginning of period	1,074,413,363	1,057,013,118
End of period	$1,250,477,511	$ 1,074,413,363
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund–6

LVIP Government Money Market Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Government Money Market Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000
Income from investment operations:
Net investment income	0.009	0.001	0.028	0.178	0.138	0.041
Total from investment operations	0.009	0.001	0.028	0.178	0.138	0.041
Less dividends and distributions from:
Net investment income	(0.009)	(0.001)	(0.028)	(0.178)	(0.138)	(0.041)
Net realized gain	—	—	—	—	—	— [2]
Total dividends and distributions	(0.009)	(0.001)	(0.028)	(0.178)	(0.138)	(0.041)
Net asset value, end of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000
Total return[3]	0.09%	0.02%	0.28%	1.79%	1.39%	0.41%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$576,977	$595,455	$554,767	$544,284	$493,231	$494,673
Ratio of expenses to average net assets[4]	0.26%	0.07%	0.29%	0.48%	0.49%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.41%	0.42%	0.42%	0.45%	0.46%	0.45%
Ratio of net investment income to average net assets[4]	0.19%	0.01%	0.23%	1.77%	1.38%	0.41%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed/recouped	0.04%	(0.34%)	0.10%	1.80%	1.41%	0.48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	For the year ended December 31, 2017, net realized gain distributions of $14,061 were made by the Fund’s Standard Class, which calculated to a de minimis amount of $0.000 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	The Fund recouped management fees during the years ended December 31, 2019, 2018 and 2017, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.03%, 0.03% and 0.07%, respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund–7

LVIP Government Money Market Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Government Money Market Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000
Income from investment operations:
Net investment income	0.004	0.001	0.019	0.153	0.113	0.018
Net realized and unrealized gain	0.001	—	0.001	—	—	—
Total from investment operations	0.005	0.001	0.020	0.153	0.113	0.018
Less dividends and distributions from:
Net investment income	(0.005)	(0.001)	(0.020)	(0.153)	(0.113)	(0.018)
Net realized gain	—	—	—	—	—	— [2]
Total dividends and distributions	(0.005)	(0.001)	(0.020)	(0.153)	(0.113)	(0.018)
Net asset value, end of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000
Total return[3]	0.05%	0.02%	0.21%	1.54%	1.14%	0.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$673,501	$478,959	$502,246	$320,489	$287,330	$232,364
Ratio of expenses to average net assets[4]	0.35%	0.07%	0.33%	0.73%	0.74%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.66%	0.67%	0.67%	0.70%	0.71%	0.70%
Ratio of net investment income (loss) to average net assets[4]	0.10%	0.01%	0.19%	1.52%	1.13%	0.18%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed/recouped	(0.21%)	(0.59%)	(0.15%)	1.55%	1.16%	0.23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	For the year ended December 31, 2017, net realized gain distributions of $7,898 were made by the Fund’s Service Class, which calculated to a de minimis amount of $0.000 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	The Fund recouped management fees during the years ended December 31, 2019, 2018 and 2017, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.03%, 0.03% and 0.07%, respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund–8

LVIP Government Money Market Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Government Money Market Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek current income while (i) maintaining a stable value of your shares (providing stability of net asset value “NAV”) and (ii) preserving the value of your initial investment (preservation of capital).
The Fund pursues its objective by investing at least 99.5% of its total assets in cash, government securities (which include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities), and/or repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis. As a government money market fund, the Fund is (i) permitted to use the amortized cost method of valuation to seek to maintain a $10.00 share price and (ii) is not subject to a liquidity fee and/or a redemption gate on Fund redemptions. The Fund’s Board of Trustees (the “Board”) has reserved its ability to change this policy with respect to liquidity fees and/or redemption gates, but such change would become effective only after shareholders are provided with specific advance notice of the change.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Securities are valued at amortized cost, which approximates fair value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Repurchase Agreements–The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2022, and matured on the next business day.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Government Money Market Fund–9

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares dividends daily from net investment income and pays such dividends daily.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
BlackRock Advisors, LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$36,560
Legal	6,526
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,459 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LIAC may waive or reimburse its management fee, and LFD may waive or reimburse any 12b-1 Fee, in order to maintain a positive net yield for the Fund. These voluntary waivers and reimbursements may be modified or terminated at any time, without notice. Amounts waived or reimbursed may be recouped for a period of up to 36 months from the date of the waiver or reimbursement, provided that the amount of such recoupment may not exceed the amounts waived or reimbursed and may not cause any Class of the Fund to have a negative net yield. Recoupment is further limited to no more than 50% of the Fund’s excess return above a minimum yield of 0.10%. The following table summarizes the remaining amounts of waivers or reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2023	2024	2025	Total
LFD	$ 884,413	$ 1,173,896	$ 471,241	$ 2,529,550
LIAC	1,409,750	3,516,089	821,590	5,747,429
Total	$2,294,163	$4,689,985	$1,292,831	$8,276,979
LVIP Government Money Market Fund–10

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$339,398
Distribution fees payable to LFD	128,353
Printing and mailing fees payable to Lincoln Life	3,691
Shareholder servicing fees payable to Lincoln Life	28,359
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Obligations	$ —	$ 391,683,325	$—	$ 391,683,325
U.S. Treasury Obligations	—	200,842,989	—	200,842,989
Repurchase Agreements	—	646,000,000	—	646,000,000
Money Market Fund	748,790	—	—	748,790
Total Investments	$748,790	$1,238,526,314	$—	$1,239,275,104
There were no Level 3 investments at the beginning or end of the period.
LVIP Government Money Market Fund–11

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	33,821,534	56,296,517
Service Class	53,376,913	69,790,908
Shares reinvested:
Standard Class	50,030	8,986
Service Class	31,850	7,943
	87,280,327	126,104,354
Shares redeemed:
Standard Class	(35,719,900)	(52,236,694)
Service Class	(33,954,996)	(72,127,528)
	(69,674,896)	(124,364,222)
Net increase	17,605,431	1,740,132
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Risk Factors
Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but may not be backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money investing in the Fund.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Government Money Market Fund–12

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Government Money Market Fund–13

LVIP Invesco Select Equity Income Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Invesco Select Equity Income Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Invesco Select Equity Income Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$872.10	0.57%	$2.65
Service Class Shares	1,000.00	870.60	0.92%	4.27
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.90	0.57%	$2.86
Service Class Shares	1,000.00	1,020.20	0.92%	4.61

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Invesco Select Equity Income Managed Volatility Fund–1

LVIP Invesco Select Equity Income Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	80.07%
Aerospace & Defense	2.30%
Air Freight & Logistics	0.69%
Airlines	0.11%
Auto Components	0.07%
Automobiles	0.94%
Banks	5.55%
Beverages	1.45%
Biotechnology	1.00%
Building Products	0.80%
Capital Markets	3.66%
Chemicals	1.46%
Commercial Services & Supplies	0.34%
Communications Equipment	0.65%
Construction & Engineering	0.28%
Construction Materials	0.12%
Consumer Finance	0.99%
Containers & Packaging	0.34%
Distributors	0.07%
Diversified Financial Services	0.32%
Diversified Telecommunication Services	1.41%
Electric Utilities	2.59%
Electrical Equipment	0.69%
Electronic Equipment, Instruments & Components	0.89%
Energy Equipment & Services	0.17%
Entertainment	1.09%
Equity Real Estate Investment Trusts	1.93%
Food & Staples Retailing	1.45%
Food Products	1.85%
Health Care Equipment & Supplies	2.80%
Health Care Providers & Services	4.93%
Health Care Technology	0.08%
Hotels, Restaurants & Leisure	1.94%
Household Durables	0.20%
Household Products	0.36%
Industrial Conglomerates	0.18%
Insurance	2.97%
Interactive Media & Services	0.35%
Internet & Direct Marketing Retail	0.61%
IT Services	3.33%
Life Sciences Tools & Services	0.53%
Machinery	2.00%
Media	1.80%
Metals & Mining	0.42%
Multiline Retail	0.60%
Multi-Utilities	1.35%
Security Type/Sector	Percentage of Net Assets
Oil, Gas & Consumable Fuels	5.79%
Personal Products	0.35%
Pharmaceuticals	5.27%
Professional Services	0.47%
Real Estate Management & Development	0.63%
Road & Rail	0.78%
Semiconductors & Semiconductor Equipment	2.74%
Software	2.47%
Specialty Retail	1.54%
Technology Hardware, Storage & Peripherals	0.38%
Textiles, Apparel & Luxury Goods	0.33%
Tobacco	0.59%
Trading Companies & Distributors	0.43%
Water Utilities	0.07%
Wireless Telecommunication Services	0.57%
Convertible Preferred Stock	0.07%
Preferred Stock	0.00%
Agency Obligation	0.02%
Convertible Bonds	3.16%
Corporate Bonds	4.79%
Advertising	0.02%
Aerospace & Defense	0.07%
Agriculture	0.07%
Airlines	0.03%
Auto Manufacturers	0.12%
Banks	0.68%
Beverages	0.07%
Biotechnology	0.08%
Chemicals	0.00%
Computers	0.14%
Diversified Financial Services	0.27%
Electric	0.23%
Electronics	0.03%
Entertainment	0.19%
Food	0.01%
Forest Products & Paper	0.00%
Gas	0.01%
Health Care Products	0.00%
Health Care Services	0.03%
Insurance	0.52%
Internet	0.10%
Machinery Diversified	0.01%
Media	0.25%
Metal Fabricate & Hardware	0.01%
Mining	0.00%
Miscellaneous Manufacturing	0.08%
Oil & Gas	0.17%

LVIP Invesco Select Equity Income Managed Volatility Fund–2

LVIP Invesco Select Equity Income Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) (continued)
Security Type/Sector	Percentage of Net Assets
Pharmaceuticals	0.24%
Pipelines	0.27%
Private Equity	0.11%
Real Estate Investment Trusts	0.24%
Retail	0.09%
Semiconductors	0.10%
Software	0.19%
Telecommunications	0.23%
Transportation	0.13%
U.S. Treasury Obligations	3.46%
Money Market Fund	7.03%
Total Investments	98.60%
Receivables and Other Assets Net of Liabilities	1.40%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Chevron Corp.	1.70%
Wells Fargo & Co.	1.58%
Merck & Co., Inc.	1.51%
Johnson & Johnson	1.50%
ConocoPhillips	1.50%
Raytheon Technologies Corp.	1.33%
Bank of America Corp.	1.27%
Cognizant Technology Solutions Corp. Class A	1.21%
Comcast Corp. Class A	1.11%
Medtronic PLC	1.05%
Total	13.76%

IT–Information Technology
LVIP Invesco Select Equity Income Managed Volatility Fund–3

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–80.07%
Aerospace & Defense–2.30%
†Boeing Co.	2,493	$ 340,843
General Dynamics Corp.	3,631	803,359
L3Harris Technologies, Inc.	1,314	317,594
Lockheed Martin Corp.	699	300,542
Northrop Grumman Corp.	669	320,163
Raytheon Technologies Corp.	60,196	5,785,438
Textron, Inc.	29,660	1,811,336
†TransDigm Group, Inc.	539	289,265
		9,968,540
Air Freight & Logistics–0.69%
CH Robinson Worldwide, Inc.	2,909	294,885
Expeditors International of Washington, Inc.	2,812	274,058
FedEx Corp.	1,497	339,385
United Parcel Service, Inc. Class B	11,434	2,087,162
		2,995,490
Airlines–0.11%
†Delta Air Lines, Inc.	7,673	222,287
†Southwest Airlines Co.	6,952	251,106
		473,393
Auto Components–0.07%
†Aptiv PLC	3,168	282,174
		282,174
Automobiles–0.94%
Ford Motor Co.	23,719	263,992
†General Motors Co.	93,177	2,959,302
†Lucid Group, Inc.	16,122	276,654
†Rivian Automotive, Inc. Class A	10,252	263,886
†Tesla, Inc.	447	301,019
		4,064,853
Banks–5.55%
Bank of America Corp.	177,339	5,520,563
Citigroup, Inc.	5,960	274,100
Citizens Financial Group, Inc.	52,864	1,886,716
Comerica, Inc.	16,422	1,205,046
Cullen/Frost Bankers, Inc.	5,542	645,366
Fifth Third Bancorp	35,086	1,178,890
First Republic Bank	2,046	295,033
JPMorgan Chase & Co.	2,527	284,565
KeyCorp	16,184	278,850
M&T Bank Corp.	12,713	2,026,325
†NU Holdings Ltd. Class A	77,819	291,043
PNC Financial Services Group, Inc.	7,388	1,165,605
Regions Financial Corp.	14,714	275,888
†SVB Financial Group	682	269,383
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Truist Financial Corp.	6,491	$ 307,868
U.S. Bancorp	6,025	277,271
Wells Fargo & Co.	175,152	6,860,704
Zions Bancorp NA	20,285	1,032,507
		24,075,723
Beverages–1.45%
Brown-Forman Corp. Class B	4,786	335,786
Coca-Cola Co.	38,787	2,440,090
Constellation Brands, Inc. Class A	1,285	299,482
Diageo PLC	37,975	1,640,243
Heineken NV	7,076	644,069
Keurig Dr Pepper, Inc.	8,574	303,434
†Monster Beverage Corp.	3,383	313,604
PepsiCo, Inc.	1,828	304,654
		6,281,362
Biotechnology–1.00%
AbbVie, Inc.	8,575	1,313,347
Amgen, Inc.	1,198	291,473
†Biogen, Inc.	1,485	302,851
†BioMarin Pharmaceutical, Inc.	3,719	308,194
†BioNTech SE ADR	1,819	271,213
Gilead Sciences, Inc.	4,644	287,046
†Incyte Corp.	3,960	300,841
†Moderna, Inc.	2,176	310,842
†Regeneron Pharmaceuticals, Inc.	457	270,146
†Seagen, Inc.	2,152	380,775
†Vertex Pharmaceuticals, Inc.	1,147	323,213
		4,359,941
Building Products–0.80%
Carrier Global Corp.	7,811	278,540
Johnson Controls International PLC	42,285	2,024,606
Trane Technologies PLC	8,842	1,148,311
		3,451,457
Capital Markets–3.66%
Ameriprise Financial, Inc.	1,158	275,233
Bank of New York Mellon Corp.	6,774	282,544
BlackRock, Inc.	494	300,866
Blackstone, Inc.	2,756	251,430
Charles Schwab Corp.	64,175	4,054,576
CME Group, Inc.	1,568	320,970
Franklin Resources, Inc.	11,492	267,879
Goldman Sachs Group, Inc.	7,362	2,186,661
Intercontinental Exchange, Inc.	3,037	285,599
KKR & Co., Inc.	5,728	265,149
LVIP Invesco Select Equity Income Managed Volatility Fund–4

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Moody's Corp.	1,025	$ 278,769
Morgan Stanley	39,330	2,991,440
MSCI, Inc.	711	293,039
Nasdaq, Inc.	2,029	309,504
Northern Trust Corp.	2,865	276,415
S&P Global, Inc.	4,330	1,459,470
State Street Corp.	24,613	1,517,391
T Rowe Price Group, Inc.	2,435	276,640
		15,893,575
Chemicals–1.46%
Air Products & Chemicals, Inc.	1,248	300,119
Albemarle Corp.	1,254	262,061
Celanese Corp.	1,967	231,339
Corteva, Inc.	41,506	2,247,135
Dow, Inc.	4,353	224,658
DuPont de Nemours, Inc.	26,302	1,461,865
Ecolab, Inc.	1,859	285,840
International Flavors & Fragrances, Inc.	2,300	273,976
Linde PLC	941	270,566
LyondellBasell Industries NV Class A	2,749	240,427
PPG Industries, Inc.	2,477	283,220
Sherwin-Williams Co.	1,149	257,273
		6,338,479
Commercial Services & Supplies–0.34%
Cintas Corp.	829	309,656
†Copart, Inc.	2,645	287,406
Republic Services, Inc.	2,290	299,692
Waste Connections, Inc.	2,380	295,025
Waste Management, Inc.	1,919	293,569
		1,485,348
Communications Equipment–0.65%
†Arista Networks, Inc.	2,889	270,815
Cisco Systems, Inc.	53,147	2,266,188
Motorola Solutions, Inc.	1,410	295,536
		2,832,539
Construction & Engineering–0.28%
Quanta Services, Inc.	9,622	1,206,021
		1,206,021
Construction Materials–0.12%
Martin Marietta Materials, Inc.	905	270,812
Vulcan Materials Co.	1,853	263,312
		534,124
Consumer Finance–0.99%
American Express Co.	25,210	3,494,610
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
Capital One Financial Corp.	2,608	$ 271,728
Discover Financial Services	2,856	270,120
Synchrony Financial	9,134	252,281
		4,288,739
Containers & Packaging–0.34%
Amcor PLC	22,931	285,032
Avery Dennison Corp.	4,036	653,307
Ball Corp.	4,298	295,574
International Paper Co.	6,245	261,228
		1,495,141
Distributors–0.07%
Genuine Parts Co.	2,307	306,831
		306,831
Diversified Financial Services–0.32%
Apollo Global Management, Inc.	5,442	263,828
†Berkshire Hathaway, Inc. Class B	975	266,195
Voya Financial, Inc.	14,299	851,219
		1,381,242
Diversified Telecommunication Services–1.41%
AT&T, Inc.	92,244	1,933,434
Deutsche Telekom AG	75,984	1,511,265
†Liberty Global PLC Class C	12,468	275,418
Verizon Communications, Inc.	47,205	2,395,654
		6,115,771
Electric Utilities–2.59%
American Electric Power Co., Inc.	32,209	3,090,132
Avangrid, Inc.	6,226	287,143
Duke Energy Corp.	2,700	289,467
Edison International	4,503	284,770
Entergy Corp.	21,952	2,472,673
Eversource Energy	3,281	277,146
Exelon Corp.	51,831	2,348,981
FirstEnergy Corp.	20,164	774,096
NextEra Energy, Inc.	4,163	322,466
†PG&E Corp.	25,255	252,045
PPL Corp.	10,154	275,478
Southern Co.	4,039	288,021
Xcel Energy, Inc.	3,995	282,686
		11,245,104
Electrical Equipment–0.69%
ABB Ltd.	33,730	904,577
AMETEK, Inc.	2,526	277,582
Eaton Corp. PLC	2,210	278,438
Emerson Electric Co.	15,569	1,238,358

LVIP Invesco Select Equity Income Managed Volatility Fund–5

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
Rockwell Automation, Inc.	1,486	$ 296,175
		2,995,130
Electronic Equipment, Instruments & Components–0.89%
Amphenol Corp. Class A	4,333	278,958
CDW Corp.	1,851	291,644
Corning, Inc.	8,949	281,983
†Keysight Technologies, Inc.	2,152	296,653
TE Connectivity Ltd.	21,744	2,460,334
†Zebra Technologies Corp. Class A	911	267,788
		3,877,360
Energy Equipment & Services–0.17%
Baker Hughes Co.	8,582	247,762
Halliburton Co.	8,079	253,357
Schlumberger NV	7,210	257,830
		758,949
Entertainment–1.09%
Activision Blizzard, Inc.	3,831	298,282
Electronic Arts, Inc.	2,267	275,781
†Liberty Media Corp.-Liberty Formula One Class C	4,752	301,609
†Netflix, Inc.	1,591	278,218
†ROBLOX Corp. Class A	9,383	308,325
†Walt Disney Co.	32,081	3,028,446
†Warner Bros Discovery, Inc.	16,713	224,289
		4,714,950
Equity Real Estate Investment Trusts–1.93%
Alexandria Real Estate Equities, Inc.	1,856	269,176
American Tower Corp.	1,214	310,286
AvalonBay Communities, Inc.	1,475	286,519
Boston Properties, Inc.	2,818	250,746
Crown Castle International Corp.	10,809	1,820,019
Digital Realty Trust, Inc.	2,262	293,676
Equinix, Inc.	455	298,944
Equity Residential	4,006	289,313
Essex Property Trust, Inc.	1,051	274,847
Extra Space Storage, Inc.	1,730	294,308
Healthpeak Properties, Inc.	10,078	261,121
Prologis, Inc.	2,477	291,419
Public Storage	948	296,411
Realty Income Corp.	4,361	297,682
SBA Communications Corp.	908	290,605
Simon Property Group, Inc.	2,724	258,562
Ventas, Inc.	5,246	269,802
VICI Properties, Inc.	10,241	305,079
Welltower, Inc.	3,365	277,108
Weyerhaeuser Co.	43,876	1,453,173
		8,388,796
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing–1.45%
Costco Wholesale Corp.	723	$ 346,519
Kroger Co.	6,093	288,382
Sysco Corp.	18,553	1,571,625
†U.S. Foods Holding Corp.	29,162	894,690
Walgreens Boots Alliance, Inc.	7,239	274,358
Walmart, Inc.	24,088	2,928,619
		6,304,193
Food Products–1.85%
Archer-Daniels-Midland Co.	3,530	273,928
Campbell Soup Co.	6,441	309,490
Conagra Brands, Inc.	9,347	320,041
General Mills, Inc.	4,425	333,866
Hershey Co.	1,456	313,273
Hormel Foods Corp.	6,144	290,980
JM Smucker Co.	2,366	302,872
Kellogg Co.	4,377	312,255
Kraft Heinz Co.	68,449	2,610,645
McCormick & Co., Inc.	3,283	273,310
Mondelez International, Inc. Class A	4,845	300,826
Nestle SA	17,923	2,094,709
Tyson Foods, Inc. Class A	3,477	299,231
		8,035,426
Health Care Equipment & Supplies–2.80%
Abbott Laboratories	2,618	284,446
†Align Technology, Inc.	1,078	255,130
Baxter International, Inc.	4,049	260,067
Becton Dickinson & Co.	9,958	2,454,946
†Boston Scientific Corp.	7,560	281,761
†Dexcom, Inc.	3,692	275,165
†Edwards Lifesciences Corp.	3,143	298,868
†IDEXX Laboratories, Inc.	797	279,532
†Intuitive Surgical, Inc.	1,353	271,560
Medtronic PLC	50,667	4,547,363
ResMed, Inc.	1,500	314,445
STERIS PLC	1,312	270,469
Stryker Corp.	5,687	1,131,315
Zimmer Biomet Holdings, Inc.	11,647	1,223,634
		12,148,701
Health Care Providers & Services–4.93%
AmerisourceBergen Corp.	1,974	279,282
Cardinal Health, Inc.	5,313	277,710
†Centene Corp.	21,032	1,779,518
Cigna Corp.	9,789	2,579,597
CVS Health Corp.	49,067	4,546,548
Elevance Health, Inc.	7,808	3,767,985
HCA Healthcare, Inc.	1,448	243,351
Humana, Inc.	685	320,628

LVIP Invesco Select Equity Income Managed Volatility Fund–6

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings	1,193	$ 279,591
McKesson Corp.	5,993	1,954,977
Quest Diagnostics, Inc.	2,102	279,524
UnitedHealth Group, Inc.	7,916	4,065,895
Universal Health Services, Inc. Class B	10,121	1,019,286
		21,393,892
Health Care Technology–0.08%
†Veeva Systems, Inc. Class A	1,827	361,819
		361,819
Hotels, Restaurants & Leisure–1.94%
†Airbnb, Inc. Class A	2,634	234,637
†Booking Holdings, Inc.	897	1,568,844
†Carnival Corp.	22,581	195,326
†Chipotle Mexican Grill, Inc.	233	304,592
†Expedia Group, Inc.	2,380	225,695
Hilton Worldwide Holdings, Inc.	2,276	253,637
†Las Vegas Sands Corp.	38,554	1,295,029
Marriott International, Inc. Class A	1,910	259,779
McDonald's Corp.	9,411	2,323,388
Starbucks Corp.	19,101	1,459,125
Yum! Brands, Inc.	2,649	300,688
		8,420,740
Household Durables–0.20%
DR Horton, Inc.	4,313	285,477
Garmin Ltd.	2,946	289,445
Lennar Corp. Class A	3,983	281,080
		856,002
Household Products–0.36%
Church & Dwight Co., Inc.	3,341	309,577
Clorox Co.	2,144	302,261
Colgate-Palmolive Co.	3,946	316,232
Kimberly-Clark Corp.	2,310	312,197
Procter & Gamble Co.	2,091	300,665
		1,540,932
Industrial Conglomerates–0.18%
3M Co.	2,061	266,714
General Electric Co.	3,940	250,860
Honeywell International, Inc.	1,563	271,665
		789,239
Insurance–2.97%
Aflac, Inc.	5,382	297,786
Allstate Corp.	2,410	305,419
American International Group, Inc.	56,266	2,876,881
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Aon PLC Class A	1,129	$ 304,469
Arthur J Gallagher & Co.	1,913	311,895
Chubb Ltd.	1,453	285,631
Hartford Financial Services Group, Inc.	37,610	2,460,822
†Markel Corp.	226	292,274
Marsh & McLennan Cos., Inc.	1,979	307,240
MetLife, Inc.	4,778	300,011
Principal Financial Group, Inc.	4,282	285,995
Progressive Corp.	2,671	310,557
Prudential Financial, Inc.	3,004	287,423
Travelers Cos., Inc.	15,554	2,630,648
Willis Towers Watson PLC	8,283	1,634,981
		12,892,032
Interactive Media & Services–0.35%
†Alphabet, Inc. Class A	138	300,738
†Match Group, Inc.	3,866	269,421
†Meta Platforms, Inc. Class A	1,532	247,035
†Pinterest, Inc. Class A	12,942	235,027
†Snap, Inc. Class A	12,747	167,368
†Twitter, Inc.	7,743	289,511
		1,509,100
Internet & Direct Marketing Retail–0.61%
†Amazon.com, Inc.	14,592	1,549,816
†Coupang, Inc.	22,807	290,789
†DoorDash, Inc. Class A	4,477	287,289
eBay, Inc.	6,691	278,814
†MercadoLibre, Inc.	389	247,743
		2,654,451
IT Services–3.33%
Accenture PLC Class A	1,072	297,641
†Akamai Technologies, Inc.	3,041	277,735
Automatic Data Processing, Inc.	1,421	298,467
†Block, Inc.	3,553	218,367
Cognizant Technology Solutions Corp. Class A	77,915	5,258,483
†EPAM Systems, Inc.	941	277,388
Fidelity National Information Services, Inc.	2,974	272,627
†Fiserv, Inc.	15,223	1,354,390
†FleetCor Technologies, Inc.	1,283	269,571
Global Payments, Inc.	2,428	268,634
International Business Machines Corp.	2,308	325,867
Mastercard, Inc. Class A	882	278,253
†Okta, Inc.	3,573	322,999
Paychex, Inc.	2,527	287,750
†PayPal Holdings, Inc.	18,988	1,326,122
†Snowflake, Inc. Class A	2,095	291,331

LVIP Invesco Select Equity Income Managed Volatility Fund–7

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Twilio, Inc. Class A	2,878	$ 241,205
†VeriSign, Inc.	1,791	299,688
Visa, Inc. Class A	11,570	2,278,017
		14,444,535
Life Sciences Tools & Services–0.53%
Agilent Technologies, Inc.	2,369	281,366
Danaher Corp.	1,197	303,463
†Illumina, Inc.	1,218	224,551
†IQVIA Holdings, Inc.	1,469	318,758
†Mettler-Toledo International, Inc.	244	280,300
Thermo Fisher Scientific, Inc.	534	290,112
†Waters Corp.	930	307,811
West Pharmaceutical Services, Inc.	986	298,137
		2,304,498
Machinery–2.00%
Caterpillar, Inc.	5,457	975,493
Cummins, Inc.	1,503	290,876
Deere & Co.	3,476	1,040,958
Dover Corp.	2,267	275,032
Fortive Corp.	5,088	276,685
Illinois Tool Works, Inc.	1,469	267,725
Otis Worldwide Corp.	4,037	285,295
PACCAR, Inc.	3,715	305,893
Parker-Hannifin Corp.	13,096	3,222,271
Pentair PLC	14,885	681,286
Stanley Black & Decker, Inc.	10,289	1,078,905
		8,700,419
Media–1.80%
†Charter Communications, Inc. Class A	3,493	1,636,575
Comcast Corp. Class A	122,804	4,818,829
Fox Corp. Class A	8,861	284,970
†Liberty Broadband Corp. Class C	2,503	289,447
Omnicom Group, Inc.	3,961	251,959
Paramount Global Class B	9,084	224,193
Sirius XM Holdings, Inc.	48,132	295,049
		7,801,022
Metals & Mining–0.42%
Barrick Gold Corp.	45,636	807,301
Freeport-McMoRan, Inc.	8,166	238,937
Newmont Corp.	4,413	263,324
Nucor Corp.	2,471	257,997
Southern Copper Corp.	5,020	250,046
		1,817,605
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail–0.60%
Dollar General Corp.	1,601	$ 392,950
†Dollar Tree, Inc.	2,352	366,559
Target Corp.	13,131	1,854,491
		2,614,000
Multi-Utilities–1.35%
Ameren Corp.	3,200	289,152
CMS Energy Corp.	4,308	290,790
Consolidated Edison, Inc.	3,095	294,335
Dominion Energy, Inc.	28,729	2,292,861
DTE Energy Co.	2,303	291,905
Public Service Enterprise Group, Inc.	28,870	1,826,894
Sempra Energy	1,852	278,300
WEC Energy Group, Inc.	2,863	288,132
		5,852,369
Oil, Gas & Consumable Fuels–5.79%
Canadian Natural Resources Ltd.	19,456	1,045,503
Cheniere Energy, Inc.	2,274	302,510
Chevron Corp.	51,070	7,393,915
ConocoPhillips	72,415	6,503,591
Coterra Energy, Inc.	9,661	249,157
Devon Energy Corp.	35,278	1,944,171
Diamondback Energy, Inc.	2,276	275,737
EOG Resources, Inc.	2,429	268,259
Exxon Mobil Corp.	18,904	1,618,938
Hess Corp.	2,616	277,139
Kinder Morgan, Inc.	15,580	261,121
Marathon Petroleum Corp.	3,071	252,467
Occidental Petroleum Corp.	4,687	275,971
ONEOK, Inc.	4,666	258,963
Phillips 66	3,161	259,170
Pioneer Natural Resources Co.	15,324	3,418,478
Valero Energy Corp.	2,411	256,241
Williams Cos., Inc.	8,380	261,540
		25,122,871
Personal Products–0.35%
Estee Lauder Cos., Inc. Class A	1,250	318,337
L'Oreal SA	3,516	1,220,774
		1,539,111
Pharmaceuticals–5.27%
Bristol-Myers Squibb Co.	56,673	4,363,821
Eli Lilly & Co.	5,219	1,692,156
GSK PLC	58,642	1,263,828
Johnson & Johnson	36,756	6,524,558
Merck & Co., Inc.	71,664	6,533,607
Pfizer, Inc.	5,651	296,282
Royalty Pharma PLC Class A	7,502	315,384

LVIP Invesco Select Equity Income Managed Volatility Fund–8

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Sanofi	15,602	$ 1,573,400
Zoetis, Inc.	1,824	313,527
		22,876,563
Professional Services–0.47%
Booz Allen Hamilton Holding Corp.	12,733	1,150,554
†CoStar Group, Inc.	5,187	313,346
Equifax, Inc.	1,524	278,557
Verisk Analytics, Inc.	1,756	303,946
		2,046,403
Real Estate Management & Development–0.63%
†CBRE Group, Inc. Class A	36,879	2,714,663
		2,714,663
Road & Rail–0.78%
CSX Corp.	76,042	2,209,780
Norfolk Southern Corp.	1,296	294,568
Old Dominion Freight Line, Inc.	1,219	312,405
†Uber Technologies, Inc.	12,698	259,801
Union Pacific Corp.	1,388	296,033
		3,372,587
Semiconductors & Semiconductor Equipment–2.74%
†Advanced Micro Devices, Inc.	3,171	242,486
Analog Devices, Inc.	8,832	1,290,267
Applied Materials, Inc.	2,785	253,379
Broadcom, Inc.	2,982	1,448,685
†Enphase Energy, Inc.	1,788	349,089
†GLOBALFOUNDRIES, Inc.	5,391	217,473
Intel Corp.	45,799	1,713,341
KLA Corp.	884	282,067
Lam Research Corp.	4,209	1,793,665
Marvell Technology, Inc.	5,483	238,675
Microchip Technology, Inc.	4,447	258,282
Micron Technology, Inc.	4,303	237,870
NVIDIA Corp.	1,776	269,224
NXP Semiconductors NV	6,806	1,007,492
†ON Semiconductor Corp.	5,251	264,178
QUALCOMM, Inc.	11,613	1,483,445
Skyworks Solutions, Inc.	2,879	266,710
Texas Instruments, Inc.	1,746	268,273
		11,884,601
Software–2.47%
†Adobe, Inc.	743	271,983
†ANSYS, Inc.	1,176	281,405
†Autodesk, Inc.	1,549	266,366
†Cadence Design Systems, Inc.	2,055	308,312
†Citrix Systems, Inc.	2,987	290,247
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Crowdstrike Holdings, Inc. Class A	2,021	$ 340,660
†Datadog, Inc. Class A	3,128	297,911
†DocuSign, Inc.	3,863	221,659
†Fortinet, Inc.	5,195	293,933
†HubSpot, Inc.	889	267,278
Intuit, Inc.	818	315,290
Microsoft Corp.	9,975	2,561,879
NortonLifeLock, Inc.	12,196	267,824
Oracle Corp.	4,320	301,838
†Palantir Technologies, Inc. Class A	37,217	337,558
†Palo Alto Networks, Inc.	629	310,688
Roper Technologies, Inc.	710	280,201
†Salesforce, Inc.	1,885	311,100
†ServiceNow, Inc.	685	325,731
†Splunk, Inc.	12,519	1,107,431
†Synopsys, Inc.	967	293,678
†Trade Desk, Inc. Class A	5,632	235,924
†Unity Software, Inc.	7,175	264,184
VMware, Inc. Class A	3,142	358,125
†Workday, Inc. Class A	1,786	249,290
†Zoom Video Communications, Inc. Class A	3,347	361,376
		10,721,871
Specialty Retail–1.54%
†AutoZone, Inc.	170	365,350
Best Buy Co., Inc.	4,097	267,083
†CarMax, Inc.	3,207	290,169
Home Depot, Inc.	1,032	283,047
Lowe's Cos., Inc.	9,570	1,671,592
†O'Reilly Automotive, Inc.	518	327,252
Ross Stores, Inc.	4,125	289,699
TJX Cos., Inc.	51,280	2,863,988
†Ulta Beauty, Inc.	877	338,066
		6,696,246
Technology Hardware, Storage & Peripherals–0.38%
Apple, Inc.	2,155	294,632
Hewlett Packard Enterprise Co.	20,939	277,651
HP, Inc.	8,557	280,498
NetApp, Inc.	4,449	290,253
Seagate Technology Holdings PLC	3,701	264,399
†Western Digital Corp.	5,219	233,968
		1,641,401
Textiles, Apparel & Luxury Goods–0.33%
Columbia Sportswear Co.	8,021	574,143
†Lululemon Athletica, Inc.	1,082	294,964
NIKE, Inc. Class B	2,745	280,539

LVIP Invesco Select Equity Income Managed Volatility Fund–9

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	6,266	$ 276,769
		1,426,415
Tobacco–0.59%
Altria Group, Inc.	5,803	242,392
Philip Morris International, Inc.	23,422	2,312,688
		2,555,080
Trading Companies & Distributors–0.43%
Fastenal Co.	5,763	287,689
Ferguson PLC	11,447	1,267,298
WW Grainger, Inc.	638	289,926
		1,844,913
Water Utilities–0.07%
American Water Works Co., Inc.	2,037	303,045
		303,045
Wireless Telecommunication Services–0.57%
†T-Mobile U.S., Inc.	18,524	2,492,219
		2,492,219
Total Common Stock (Cost $299,107,781)		347,489,996
CONVERTIBLE PREFERRED STOCK–0.07%
AMG Capital Trust II 5.15%, expiration date 10/15/37	6,068	303,400
Total Convertible Preferred Stock (Cost $294,815)		303,400
PREFERRED STOCK–0.00%
•Wells Fargo & Co. 5.85%	1,089	25,853
Total Preferred Stock (Cost $28,728)		25,853

	Principal Amount
AGENCY OBLIGATION–0.02%
Freddie Mac S.F. 15 yr 6.75% 3/15/31	68,000	85,247
Total Agency Obligation (Cost $89,717)		85,247
CONVERTIBLE BONDS–3.16%
Airlines–0.08%
JetBlue Airways Corp. 0.50%, excercise price $0.50 4/1/26	248,000	182,404
Spirit Airlines, Inc. 1.00%, excercise price $1.00 5/15/26	174,000	156,861
		339,265
	Principal Amount	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Banks–0.07%
BofA Finance LLC 0.13%, excercise price $0.13 9/1/22	321,000	$ 319,556
		319,556
Biotechnology–0.12%
Halozyme Therapeutics, Inc. 0.25%, excercise price $0.25 3/1/27	590,000	520,485
		520,485
Commercial Services–0.13%
Block, Inc. 0.13%, excercise price $0.13 3/1/25	601,000	563,437
		563,437
Computers–0.08%
Western Digital Corp. 1.50%, excercise price $1.50 2/1/24	359,000	341,050
		341,050
Health Care Products–0.15%
Integra LifeSciences Holdings Corp. 0.50%, excercise price $0.50 8/15/25	615,000	575,763
Tandem Diabetes Care, Inc. 1.50%, excercise price $1.50 5/1/25	94,000	87,044
		662,807
Health Care Services–0.09%
Teladoc Health, Inc. 1.25%, excercise price $1.25 6/1/27	551,000	403,608
		403,608
Internet–0.57%
^Airbnb, Inc. 0.01%, excercise price $0.01 3/15/26	749,000	622,419
Booking Holdings, Inc. 0.75%, excercise price $0.75 5/1/25	61,000	73,127
Mandiant, Inc. 1.00%, excercise price $1.00 6/1/35	221,000	219,558
Shopify, Inc. 0.13%, excercise price $0.12 11/1/25	502,000	417,915
Snap, Inc. 0.75%, excercise price $0.75 8/1/26	476,000	451,248
Trip.com Group Ltd. 1.25%, excercise price $1.25 9/15/22	387,000	383,130
TripAdvisor, Inc. 0.25%, excercise price $0.25 4/1/26	49,000	37,362
^Twitter, Inc. 0.00% 3/15/26	297,000	262,864
		2,467,623

LVIP Invesco Select Equity Income Managed Volatility Fund–10

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Leisure Time–0.08%
^Peloton Interactive, Inc. 0.00% 2/15/26	570,000	$ 359,069
		359,069
Media–0.80%
Cable One, Inc.
^0.00% 3/15/26	780,000	642,720
1.13%, exercise price $1.13 3/15/28	407,000	341,066
DISH Network Corp. 3.38%, excercise price $3.37 8/15/26	1,103,000	745,076
Liberty Broadband Corp. 1.25%, excercise price $1.25 9/30/50	383,000	357,722
Liberty Latin America Ltd. 2.00%, excercise price $2.00 7/15/24	396,000	342,788
Liberty Media Corp. 1.38%, excercise price $1.37 10/15/23	780,000	912,990
Liberty Media Corp.-Liberty Formula One 1.00%, excercise price $1.00 1/30/23	70,000	120,680
		3,463,042
Miscellaneous Manufacturing–0.03%
John Bean Technologies Corp. 0.25%, excercise price $0.25 5/15/26	132,000	121,572
		121,572
Pharmaceuticals–0.28%
Jazz Investments I Ltd. 2.00%, excercise price $2.00 6/15/26	249,000	291,953
Neurocrine Biosciences, Inc. 2.25%, excercise price $2.25 5/15/24	251,000	330,692
Pacira BioSciences, Inc. 0.75%, excercise price $0.75 8/1/25	433,000	447,289
Supernus Pharmaceuticals, Inc. 0.63%, excercise price $0.62 4/1/23	158,000	153,359
		1,223,293
Real Estate–0.08%
^Redfin Corp. 0.00% 10/15/25	547,000	320,253
		320,253
	Principal Amount	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Semiconductors–0.22%
Microchip Technology, Inc. 0.13%, excercise price $0.13 11/15/24	688,000	$ 684,560
Wolfspeed, Inc. 0.25%, excercise price $0.25 2/15/28	328,000	272,240
		956,800
Software–0.38%
^Dropbox, Inc. 0.00% 3/1/26	768,000	691,584
Splunk, Inc. 1.13%, excercise price $1.12 6/15/27	1,146,000	945,450
		1,637,034
Total Convertible Bonds (Cost $15,270,272)		13,698,894
CORPORATE BONDS–4.79%
Advertising–0.02%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60% 4/15/26	80,000	77,668
		77,668
Aerospace & Defense–0.07%
Boeing Co. 5.81% 5/1/50	265,000	243,395
Lockheed Martin Corp. 4.15% 6/15/53	54,000	50,369
Raytheon Technologies Corp. 4.45% 11/16/38	28,000	26,707
		320,471
Agriculture–0.07%
Altria Group, Inc. 5.80% 2/14/39	185,000	168,124
Philip Morris International, Inc.
3.60% 11/15/23	36,000	36,105
4.88% 11/15/43	108,000	96,108
		300,337
Airlines–0.03%
♦American Airlines Pass-Through Trust 3.70% 4/1/28	24,012	20,787
♦United Airlines Pass-Through Trust
3.50% 9/1/31	40,027	36,547
3.75% 3/3/28	30,497	29,039
4.15% 10/11/25	25,067	24,600
		110,973
Auto Manufacturers–0.12%
American Honda Finance Corp. 2.05% 1/10/23	220,000	218,694
General Motors Co. 6.60% 4/1/36	186,000	188,360

LVIP Invesco Select Equity Income Managed Volatility Fund–11

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial Co., Inc. 5.25% 3/1/26	44,000	$ 44,049
Honda Motor Co. Ltd. 2.97% 3/10/32	83,000	74,278
		525,381
Banks–0.68%
Bank of America Corp.
μ2.57% 10/20/32	137,000	112,999
3.25% 10/21/27	275,000	258,477
Citigroup, Inc.
μ3.67% 7/24/28	49,000	46,259
4.75% 5/18/46	34,000	30,356
5.30% 5/6/44	22,000	21,071
6.68% 9/13/43	299,000	335,360
Goldman Sachs Group, Inc.
μ2.91% 7/21/42	50,000	36,509
4.25% 10/21/25	275,000	272,877
μHSBC Holdings PLC 2.63% 11/7/25	400,000	381,410
JPMorgan Chase & Co.
3.20% 6/15/26	36,000	34,733
μ3.51% 1/23/29	327,000	305,860
μ3.90% 1/23/49	102,000	86,080
μ4.26% 2/22/48	46,000	41,018
•5.60% 10/1/22	58,000	54,230
Morgan Stanley 4.00% 7/23/25	61,000	60,949
PNC Financial Services Group, Inc. 3.45% 4/23/29	291,000	271,539
U.S. Bancorp 3.10% 4/27/26	208,000	200,483
Wells Fargo & Co.
3.55% 9/29/25	59,000	57,948
4.10% 6/3/26	40,000	39,344
4.65% 11/4/44	333,000	299,492
		2,946,994
Beverages–0.07%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70% 2/1/36	91,000	87,181
4.90% 2/1/46	101,000	94,929
Heineken NV 3.50% 1/29/28	90,000	86,799
Molson Coors Beverage Co. 4.20% 7/15/46	34,000	27,913
		296,822
Biotechnology–0.08%
Gilead Sciences, Inc. 3.25% 9/1/22	330,000	330,000
		330,000
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals–0.00%
Sherwin-Williams Co. 4.50% 6/1/47	14,000	$ 12,406
		12,406
Computers–0.14%
Apple, Inc. 3.35% 2/9/27	30,000	29,807
Dell International LLC/EMC Corp.
5.45% 6/15/23	15,000	15,152
6.02% 6/15/26	335,000	347,715
International Business Machines Corp. 2.88% 11/9/22	235,000	235,299
		627,973
Diversified Financial Services–0.27%
Air Lease Corp.
3.00% 9/15/23	6,000	5,866
4.25% 9/15/24	38,000	37,288
Aircastle Ltd. 4.40% 9/25/23	304,000	300,062
American Express Co.
3.38% 5/3/24	360,000	357,409
3.63% 12/5/24	30,000	29,825
Aviation Capital Group LLC 4.88% 10/1/25	66,000	63,970
Capital One Financial Corp. 3.20% 1/30/23	317,000	317,162
Synchrony Financial 3.95% 12/1/27	54,000	49,226
		1,160,808
Electric–0.23%
Electricite de France SA 4.88% 1/22/44	84,000	70,907
Georgia Power Co. 3.70% 1/30/50	51,000	40,492
National Rural Utilities Cooperative Finance Corp. 2.75% 4/15/32	151,000	131,477
NextEra Energy Capital Holdings, Inc.
0.65% 3/1/23	395,000	388,217
3.55% 5/1/27	50,000	48,272
Oglethorpe Power Corp. 4.55% 6/1/44	52,000	45,784
PPL Electric Utilities Corp. 6.25% 5/15/39	4,000	4,561
Sempra Energy 3.80% 2/1/38	54,000	45,579
Xcel Energy, Inc.
0.50% 10/15/23	94,000	90,449
3.50% 12/1/49	143,000	113,170
		978,908
Electronics–0.03%
Avnet, Inc. 4.63% 4/15/26	64,000	64,351

LVIP Invesco Select Equity Income Managed Volatility Fund–12

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Honeywell International, Inc. 0.48% 8/19/22	77,000	$ 76,826
		141,177
Entertainment–0.19%
Live Nation Entertainment, Inc. 2.50% 3/15/23	272,000	351,043
Magallanes, Inc.
3.79% 3/15/25	248,000	240,386
5.05% 3/15/42	122,000	103,797
5.14% 3/15/52	152,000	127,581
		822,807
Food–0.01%
Ingredion, Inc. 6.63% 4/15/37	23,000	26,202
		26,202
Forest Products & Paper–0.00%
International Paper Co. 6.00% 11/15/41	22,000	22,837
		22,837
Gas–0.01%
NiSource, Inc. 4.38% 5/15/47	54,000	47,520
		47,520
Health Care Products–0.00%
Medtronic, Inc. 4.38% 3/15/35	23,000	22,934
		22,934
Health Care Services–0.03%
Laboratory Corp. of America Holdings 4.70% 2/1/45	23,000	20,425
UnitedHealth Group, Inc. 3.50% 8/15/39	135,000	117,705
		138,130
Insurance–0.52%
Allstate Corp. 3.28% 12/15/26	28,000	27,433
American Equity Investment Life Holding Co. 5.00% 6/15/27	244,000	240,878
Athene Global Funding 2.75% 6/25/24	250,000	241,449
Athene Holding Ltd. 3.45% 5/15/52	293,000	201,177
Brighthouse Financial, Inc. 3.85% 12/22/51	292,000	198,581
Guardian Life Global Funding 2.90% 5/6/24	291,000	286,762
Jackson National Life Global Funding 3.25% 1/30/24	42,000	41,553
Liberty Mutual Group, Inc. 3.95% 5/15/60	88,000	63,251
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Markel Corp.
5.00% 3/30/43	34,000	$ 32,192
5.00% 5/20/49	273,000	260,714
Nationwide Financial Services, Inc. 5.30% 11/18/44	40,000	38,416
PartnerRe Finance B LLC 3.70% 7/2/29	210,000	199,451
Protective Life Global Funding 2.62% 8/22/22	295,000	294,835
Prudential Financial, Inc. 3.91% 12/7/47	14,000	12,071
Reinsurance Group of America, Inc. 4.70% 9/15/23	34,000	34,293
Travelers Cos., Inc. 4.60% 8/1/43	60,000	56,905
Willis North America, Inc. 3.60% 5/15/24	22,000	21,670
		2,251,631
Internet–0.10%
Amazon.com, Inc. 2.88% 5/12/41	549,000	439,386
		439,386
Machinery Diversified–0.01%
Rockwell Automation, Inc. 1.75% 8/15/31	50,000	40,737
		40,737
Media–0.25%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91% 7/23/25	80,000	80,186
Comcast Corp.
2.89% 11/1/51	34,000	24,289
2.94% 11/1/56	24,000	16,677
3.15% 3/1/26	159,000	154,767
3.90% 3/1/38	74,000	66,925
4.15% 10/15/28	315,000	314,126
Cox Communications, Inc. 2.95% 10/1/50	58,000	38,400
Discovery Communications LLC 4.90% 3/11/26	53,000	53,233
Paramount Global 4.00% 1/15/26	53,000	51,701
TWDC Enterprises 18 Corp. 3.00% 2/13/26	53,000	51,436
Walt Disney Co. 3.00% 9/15/22	220,000	220,258
		1,071,998

LVIP Invesco Select Equity Income Managed Volatility Fund–13

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Metal Fabricate & Hardware–0.01%
Precision Castparts Corp. 2.50% 1/15/23	32,000	$ 31,996
		31,996
Mining–0.00%
Rio Tinto Finance USA Ltd. 7.13% 7/15/28	18,000	20,725
		20,725
Miscellaneous Manufacturing–0.08%
Siemens Financieringsmaatschappij NV 0.40% 3/11/23	360,000	353,345
		353,345
Oil & Gas–0.17%
BP Capital Markets America, Inc. 2.94% 6/4/51	208,000	148,720
Chevron Corp. 2.95% 5/16/26	135,000	131,562
ConocoPhillips Co. 4.15% 11/15/34	20,000	18,536
Exxon Mobil Corp.
2.71% 3/6/25	78,000	76,292
3.04% 3/1/26	156,000	153,004
Shell International Finance BV 3.25% 5/11/25	156,000	154,086
Valero Energy Corp. 4.00% 6/1/52	77,000	61,422
		743,622
Pharmaceuticals–0.24%
AbbVie, Inc.
4.05% 11/21/39	223,000	198,856
4.50% 5/14/35	64,000	62,116
4.85% 6/15/44	86,000	82,175
Becton Dickinson & Co. 4.88% 5/15/44	35,000	31,749
Bristol-Myers Squibb Co. 4.13% 6/15/39	108,000	103,151
Cigna Corp. 4.80% 8/15/38	328,000	319,038
CVS Health Corp. 3.38% 8/12/24	34,000	33,791
♦CVS Pass-Through Trust 6.04% 12/10/28	157,290	161,432
GlaxoSmithKline Capital, Inc. 6.38% 5/15/38	6,000	7,165
Mead Johnson Nutrition Co. 4.13% 11/15/25	4,000	4,041
Zoetis, Inc. 4.70% 2/1/43	32,000	30,626
		1,034,140
Pipelines–0.27%
Cameron LNG LLC 3.70% 1/15/39	90,000	75,902
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer LP
4.20% 9/15/23	170,000	$ 170,252
4.90% 3/15/35	32,000	28,700
5.00% 5/15/50	106,000	90,200
5.30% 4/1/44	58,000	50,311
Enterprise Products Operating LLC
4.25% 2/15/48	68,000	57,200
6.45% 9/1/40	2,000	2,163
Kinder Morgan, Inc.
4.30% 6/1/25	125,000	124,357
5.30% 12/1/34	38,000	37,120
MPLX LP
4.50% 7/15/23	389,000	390,106
4.50% 4/15/38	78,000	68,388
Spectra Energy Partners LP 4.50% 3/15/45	48,000	41,766
Texas Eastern Transmission LP 7.00% 7/15/32	16,000	18,148
		1,154,613
Private Equity–0.11%
Apollo Management Holdings LP 4.00% 5/30/24	270,000	266,447
Brookfield Asset Management, Inc. 4.00% 1/15/25	40,000	39,810
KKR Group Finance Co. III LLC 5.13% 6/1/44	28,000	26,722
KKR Group Finance Co. XII LLC 4.85% 5/17/32	161,000	158,950
		491,929
Real Estate Investment Trusts–0.24%
American Tower Corp. 1.60% 4/15/26	137,000	122,440
Crown Castle International Corp.
2.50% 7/15/31	224,000	183,297
4.75% 5/15/47	4,000	3,606
CubeSmart LP 2.50% 2/15/32	166,000	134,805
EPR Properties 4.75% 12/15/26	154,000	144,694
Kimco Realty Corp. 3.20% 4/1/32	185,000	161,637
LifeStorage LP 3.50% 7/1/26	40,000	38,237
Regency Centers LP
2.95% 9/15/29	240,000	210,876
4.65% 3/15/49	69,000	61,694
		1,061,286
Retail–0.09%
Dollar General Corp. 3.25% 4/15/23	32,000	31,842
Lowe's Cos., Inc. 4.25% 4/1/52	72,000	62,348

LVIP Invesco Select Equity Income Managed Volatility Fund–14

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Starbucks Corp. 3.55% 8/15/29	300,000	$ 281,676
Walgreens Boots Alliance, Inc. 4.50% 11/18/34	40,000	36,666
		412,532
Semiconductors–0.10%
Broadcom, Inc. 3.47% 4/15/34	60,000	48,832
Marvell Technology, Inc. 2.45% 4/15/28	192,000	167,539
Micron Technology, Inc.
3.37% 11/1/41	28,000	20,288
4.66% 2/15/30	100,000	95,896
NXP BV/NXP Funding LLC 5.35% 3/1/26	64,000	65,201
Texas Instruments, Inc. 2.63% 5/15/24	20,000	19,817
		417,573
Software–0.19%
Fiserv, Inc. 3.80% 10/1/23	138,000	138,067
Microsoft Corp. 3.50% 2/12/35	36,000	34,497
Oracle Corp. 3.60% 4/1/40	175,000	130,778
Salesforce, Inc. 2.70% 7/15/41	217,000	167,740
Take-Two Interactive Software, Inc. 3.70% 4/14/27	51,000	49,503
VMware, Inc. 1.00% 8/15/24	239,000	223,569
Workday, Inc. 3.50% 4/1/27	76,000	72,678
		816,832
Telecommunications–0.23%
AT&T, Inc.
3.50% 9/15/53	220,000	166,760
3.55% 9/15/55	14,000	10,489
3.80% 12/1/57	161,000	124,344
4.30% 2/15/30	30,000	29,277
Rogers Communications, Inc.
4.30% 2/15/48	136,000	113,820
4.50% 3/15/43	52,000	44,705
T-Mobile USA, Inc.
2.70% 3/15/32	170,000	142,628
3.40% 10/15/52	118,000	87,139
Verizon Communications, Inc.
3.38% 2/15/25	186,000	184,614
3.40% 3/22/41	92,000	74,891
		978,667
Transportation–0.13%
Burlington Northern Santa Fe LLC 3.85% 9/1/23	105,000	105,626
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Canadian Pacific Railway Co. 3.00% 12/2/41	63,000	$ 49,279
CSX Corp. 5.50% 4/15/41	34,000	35,506
FedEx Corp. 4.90% 1/15/34	38,000	37,975
Norfolk Southern Corp. 3.40% 11/1/49	103,000	80,943
Union Pacific Corp.
3.20% 5/20/41	161,000	131,328
3.65% 2/15/24	9,000	9,011
3.84% 3/20/60	51,000	42,570
4.15% 1/15/45	39,000	34,303
United Parcel Service, Inc. 3.40% 11/15/46	22,000	18,330
		544,871
Total Corporate Bonds (Cost $22,769,210)		20,776,231
U.S. TREASURY OBLIGATIONS–3.46%
U.S. Treasury Bonds
4.50% 2/15/36	1,088,200	1,279,400
4.50% 8/15/39	3,600	4,233
4.38% 5/15/40	7,200	8,297
2.25% 2/15/52	393,400	323,756
3.25% 5/15/42	489,300	477,526
U.S. Treasury Notes
2.88% 5/15/32	589,500	582,868
2.50% 5/31/24	7,244,700	7,179,328
2.75% 5/31/29	2,750,200	2,696,055
2.63% 5/31/27	224,200	219,961
2.88% 6/15/25	2,277,500	2,268,426
Total U.S. Treasury Obligations (Cost $15,184,510)		15,039,850

	Number of Shares
MONEY MARKET FUND–7.03%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	30,501,836	30,501,836
Total Money Market Fund (Cost $30,501,836)		30,501,836

TOTAL INVESTMENTS–98.60% (Cost $383,246,869)	427,921,307
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.40%	6,076,187
NET ASSETS APPLICABLE TO 34,505,879 SHARES OUTSTANDING–100.00%	$433,997,494
LVIP Invesco Select Equity Income Managed Volatility Fund–15

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP INVESCO SELECT EQUITY INCOME MANAGED VOLATILITY FUND STANDARD CLASS ($2,654,628 / 210,383 Shares)	$12.618
NET ASSET VALUE PER SHARE–LVIP INVESCO SELECT EQUITY INCOME MANAGED VOLATILITY FUND SERVICE CLASS ($431,342,866 / 34,295,496 Shares)	$12.577
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$343,196,749
Distributable earnings/(accumulated loss)	90,800,745
TOTAL NET ASSETS	$433,997,494

† Non-income producing.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
★ Includes $4,272,264 cash collateral held at broker for futures contracts, $37,546 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $1,353,620 variation margin due from broker on futures contracts, $592,797 payable for securities purchased, $106,777 payable for fund shares redeemed, $83,166 other accrued expenses payable and $348,325 due to manager and affiliates as of June 30, 2022.
LVIP Invesco Select Equity Income Managed Volatility Fund–16

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2022:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CAD	942,643	USD	(734,089)	7/5/22	$ —	$ (1,746)
BNYM	CAD	(942,643)	USD	734,021	7/29/22	1,728	—
BNYM	EUR	(1,158,317)	USD	1,241,898	7/1/22	27,964	—
BNYM	EUR	1,165,352	USD	(1,228,864)	7/1/22	—	(7,557)
BNYM	EUR	(1,165,352)	USD	1,231,033	7/29/22	7,398	—
BNYM	GBP	(1,724,118)	USD	2,154,638	7/1/22	55,848	—
BNYM	GBP	1,814,391	USD	(2,217,185)	7/1/22	—	(8,504)
BNYM	GBP	(1,814,391)	USD	2,218,034	7/29/22	8,229	—
SSB	CAD	(1,280,853)	USD	1,002,300	7/5/22	7,201	—
SSB	CAD	85,419	USD	(67,586)	7/5/22	—	(1,223)
SSB	CAD	323,369	USD	(249,360)	7/5/22	1,867	—
SSB	CAD	(70,578)	USD	54,649	7/5/22	—	(184)
SSB	CAD	(60,411)	USD	47,053	7/29/22	123	—
SSB	CAD	(45,089)	USD	34,970	7/29/22	—	(58)
SSB	CAD	24,514	USD	(19,028)	7/29/22	15	—
SSB	EUR	(54,789)	USD	58,142	7/1/22	723	—
SSB	EUR	61,596	USD	(65,682)	7/1/22	—	(1,129)
SSB	EUR	46,537	USD	(48,618)	7/1/22	154	—
SSB	GBP	(110,894)	USD	137,062	7/1/22	2,069	—
SSB	GBP	23,248	USD	(29,437)	7/1/22	—	(1,137)
SSB	GBP	62,812	USD	(76,371)	7/1/22	91	—
SSB	GBP	(2,663)	USD	3,257	7/29/22	13	—
Total Foreign Currency Exchange Contracts						$113,423	$(21,538)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(26)	British Pound	$ (1,982,337)	$ (1,976,824)	9/19/22	$ —	$ (5,513)
(25)	Euro	(3,293,126)	(3,289,278)	9/19/22	—	(3,848)
(26)	Japanese Yen	(2,410,038)	(2,432,798)	9/19/22	22,760	—
					22,760	(9,361)
Equity Contracts:
(148)	E-mini S&P 500 Index	(28,042,300)	(27,729,982)	9/16/22	—	(312,318)
(125)	E-mini S&P MidCap 400 Index	(28,350,000)	(28,397,506)	9/16/22	47,506	—
(90)	Euro STOXX 50 Index	(3,245,396)	(3,267,729)	9/16/22	22,333	—
(23)	FTSE 100 Index	(1,993,731)	(1,991,062)	9/16/22	—	(2,669)
(12)	Nikkei 225 Index (OSE)	(2,333,137)	(2,323,472)	9/8/22	—	(9,665)
					69,839	(324,652)
Total Futures Contracts					$92,599	$(334,013)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures from the date the contracts were opened through June 30, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
BNYM–BNY Mellon
LVIP Invesco Select Equity Income Managed Volatility Fund–17

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
CAD–Canadian Dollar
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LNG–Liquefied Natural Gas
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
S.F.–Single Family
SSB–State Street Bank
USD–United States Dollar
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund–18

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 4,502,898
Interest	662,246
Foreign taxes withheld	(38,403)
5,126,741
EXPENSES:
Management fees	1,366,314
Distribution fees-Service Class	841,123
Accounting and administration expenses	78,686
Shareholder servicing fees	70,129
Custodian fees	25,961
Professional fees	22,973
Pricing fees	15,053
Trustees’ fees and expenses	7,572
Reports and statements to shareholders	6,605
Consulting fees	1,636
Other	6,636
2,442,688
Less:
Expenses reimbursed	(235,250)
Total operating expenses	2,207,438
NET INVESTMENT INCOME	2,919,303
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	9,155,179
Foreign currencies	17,227
Foreign currency exchange contracts	175,564
Futures contracts	(894,824)
Net realized gain	8,453,146
Net change in unrealized appreciation (depreciation) of:
Investments	(76,202,265)
Foreign currencies	(6,508)
Foreign currency exchange contracts	155,244
Futures contracts	(585,846)
Net change in unrealized appreciation (depreciation)	(76,639,375)
NET REALIZED AND UNREALIZED LOSS	(68,186,229)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(65,266,926)
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 2,919,303	$ 4,597,266
Net realized gain	8,453,146	51,905,881
Net change in unrealized appreciation (depreciation)	(76,639,375)	40,322,992
Net increase (decrease) in net assets resulting from operations	(65,266,926)	96,826,139
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(94,896)
Service Class	—	(13,528,304)
	—	(13,623,200)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	82,497	278,095
Service Class	14,890,670	11,136,806
Reinvestment of dividends and distributions:
Standard Class	—	94,896
Service Class	—	13,528,304
	14,973,167	25,038,101
Cost of shares redeemed:
Standard Class	(292,037)	(385,263)
Service Class	(43,757,176)	(89,450,888)
	(44,049,213)	(89,836,151)
Decrease in net assets derived from capital share transactions	(29,076,046)	(64,798,050)
NET INCREASE (DECREASE) IN NET ASSETS	(94,342,972)	18,404,889
NET ASSETS:
Beginning of period	528,340,466	509,935,577
End of period	$433,997,494	$528,340,466
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund–19

LVIP Invesco Select Equity Income Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Invesco Select Equity Income Managed Volatility Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19 [3]	12/31/18	12/31/17
Net asset value, beginning of period	$ 14.468	$ 12.356	$ 11.938	$ 10.135	$ 11.368	$ 9.794
Income (loss) from investment operations:
Net investment income[4]	0.107	0.169	0.192	0.205	0.135	0.111
Net realized and unrealized gain (loss)	(1.957)	2.376	0.643	1.790	(1.171)	1.659
Total from investment operations	(1.850)	2.545	0.835	1.995	(1.036)	1.770
Less dividends and distributions from:
Net investment income	—	(0.207)	(0.188)	(0.189)	(0.197)	(0.196)
Net realized gain	—	(0.226)	(0.229)	(0.003)	—	—
Total dividends and distributions	—	(0.433)	(0.417)	(0.192)	(0.197)	(0.196)
Net asset value, end of period	$ 12.618	$ 14.468	$ 12.356	$ 11.938	$ 10.135	$ 11.368
Total return[5]	(12.79%)	20.60%	7.32%	19.68%	(9.12%)	18.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,655	$ 3,262	$ 2,797	$ 2,461	$ 90	$ 97
Ratio of expenses to average net assets	0.57%	0.57%	0.57%	0.55%	0.14%	0.14%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.67%	0.66%	0.72%	0.76%	0.75%	0.74%
Ratio of net investment income to average net assets	1.55%	1.21%	1.72%	1.81%	1.19%	1.06%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.45%	1.12%	1.57%	1.60%	0.58%	0.46%
Portfolio turnover	41%	86%	65%	115%	12%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective February 11, 2019, Invesco Advisers, Inc. and Invesco Capital Management, LLC were added as sub-advisers to the Fund each responsible for the day-to-day management of a portion of the Fund's investment portfolio.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund–20

LVIP Invesco Select Equity Income Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Invesco Select Equity Income Managed Volatility Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19 [3]	12/31/18	12/31/17
Net asset value, beginning of period	$ 14.447	$ 12.338	$ 11.925	$ 10.135	$ 11.365	$ 9.794
Income (loss) from investment operations:
Net investment income[4]	0.083	0.120	0.152	0.164	0.095	0.074
Net realized and unrealized gain (loss)	(1.953)	2.370	0.638	1.789	(1.168)	1.656
Total from investment operations	(1.870)	2.490	0.790	1.953	(1.073)	1.730
Less dividends and distributions from:
Net investment income	—	(0.155)	(0.148)	(0.160)	(0.157)	(0.159)
Net realized gain	—	(0.226)	(0.229)	(0.003)	—	(0.000)
Total dividends and distributions	—	(0.381)	(0.377)	(0.163)	(0.157)	(0.159)
Net asset value, end of period	$ 12.577	$ 14.447	$ 12.338	$ 11.925	$ 10.135	$ 11.365
Total return[5]	(12.94%)	20.19%	6.94%	19.26%	(9.44%)	17.66%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 431,343	$525,078	$507,139	$507,045	$131,744	$147,732
Ratio of expenses to average net assets	0.92%	0.92%	0.92%	0.90%	0.49%	0.49%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.02%	1.01%	1.07%	1.11%	1.10%	1.09%
Ratio of net investment income to average net assets	1.20%	0.86%	1.37%	1.46%	0.84%	0.71%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.10%	0.77%	1.22%	1.25%	0.23%	0.11%
Portfolio turnover	41%	86%	65%	115%	12%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective February 11, 2019, Invesco Advisers, Inc. and Invesco Capital Management, LLC were added as sub-advisers to the Fund each responsible for the day-to-day management of a portion of the Fund's investment portfolio.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund–21

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Invesco Select Equity Income Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in
LVIP Invesco Select Equity Income Managed Volatility Fund–22

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2022, the value and cost of foreign currency held by the LVIP Invesco Select Equity Income Managed Volatility Fund is $17,718 and $17,481 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.
 Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation ("LIAC") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.565% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.565% of the Fund’s average daily net assets for the Standard Class and 0.915% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	2024	Total
LIAC	$ 332,948	$ 592,352	$ 500,872	$ 1,426,172
Invesco Advisers, Inc. ("Invesco Advisers") and Invesco Capital Management, LLC ("Invesco Capital") are sub-advisers to the Fund with each responsible for the day-to-day management of a portion of the Fund's investment portfolio. For these services, LIAC, not the Fund, pays Invesco Advisers and Invesco Captial a fee based on their managed portions of the Fund's average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
LVIP Invesco Select Equity Income Managed Volatility Fund–23

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$16,541
Legal	2,953
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,148 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 37,546
Management fees payable to LIAC	207,064
Distribution fees payable to LFD	127,485
Printing and mailing fees payable to Lincoln Life	3,148
Shareholder servicing fees payable to Lincoln Life	10,628
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2022, the Fund engaged in securities purchases of $0.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$ 79,439,595
Purchases of U.S. government securities	105,707,648
Sales other than U.S. government securities	101,981,030
Sales of U.S. government securities	110,677,387
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$383,246,869
Aggregate unrealized appreciation of investments and derivatives	$ 67,069,895
Aggregate unrealized depreciation of investments and derivatives	(22,395,457)
Net unrealized appreciation of investments and derivatives	$ 44,674,438
LVIP Invesco Select Equity Income Managed Volatility Fund–24

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 9,968,540	$ —	$—	$ 9,968,540
Air Freight & Logistics	2,995,490	—	—	2,995,490
Airlines	473,393	—	—	473,393
Auto Components	282,174	—	—	282,174
Automobiles	4,064,853	—	—	4,064,853
Banks	24,075,723	—	—	24,075,723
Beverages	3,997,050	2,284,312	—	6,281,362
Biotechnology	4,359,941	—	—	4,359,941
Building Products	3,451,457	—	—	3,451,457
Capital Markets	15,893,575	—	—	15,893,575
Chemicals	6,338,479	—	—	6,338,479
Commercial Services & Supplies	1,485,348	—	—	1,485,348
Communications Equipment	2,832,539	—	—	2,832,539
Construction & Engineering	1,206,021	—	—	1,206,021
Construction Materials	534,124	—	—	534,124
Consumer Finance	4,288,739	—	—	4,288,739
Containers & Packaging	1,495,141	—	—	1,495,141
Distributors	306,831	—	—	306,831
Diversified Financial Services	1,381,242	—	—	1,381,242
Diversified Telecommunication Services	4,604,506	1,511,265	—	6,115,771
Electric Utilities	11,245,104	—	—	11,245,104
LVIP Invesco Select Equity Income Managed Volatility Fund–25

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Electrical Equipment	$ 2,090,553	$ 904,577	$—	$ 2,995,130
Electronic Equipment, Instruments & Components	3,877,360	—	—	3,877,360
Energy Equipment & Services	758,949	—	—	758,949
Entertainment	4,714,950	—	—	4,714,950
Equity Real Estate Investment Trusts	8,388,796	—	—	8,388,796
Food & Staples Retailing	6,304,193	—	—	6,304,193
Food Products	5,940,717	2,094,709	—	8,035,426
Health Care Equipment & Supplies	12,148,701	—	—	12,148,701
Health Care Providers & Services	21,393,892	—	—	21,393,892
Health Care Technology	361,819	—	—	361,819
Hotels, Restaurants & Leisure	8,420,740	—	—	8,420,740
Household Durables	856,002	—	—	856,002
Household Products	1,540,932	—	—	1,540,932
Industrial Conglomerates	789,239	—	—	789,239
Insurance	12,892,032	—	—	12,892,032
Interactive Media & Services	1,509,100	—	—	1,509,100
Internet & Direct Marketing Retail	2,654,451	—	—	2,654,451
IT Services	14,444,535	—	—	14,444,535
Life Sciences Tools & Services	2,304,498	—	—	2,304,498
Machinery	8,700,419	—	—	8,700,419
Media	7,801,022	—	—	7,801,022
Metals & Mining	1,817,605	—	—	1,817,605
Multiline Retail	2,614,000	—	—	2,614,000
Multi-Utilities	5,852,369	—	—	5,852,369
Oil, Gas & Consumable Fuels	25,122,871	—	—	25,122,871
Personal Products	318,337	1,220,774	—	1,539,111
Pharmaceuticals	20,039,335	2,837,228	—	22,876,563
Professional Services	2,046,403	—	—	2,046,403
Real Estate Management & Development	2,714,663	—	—	2,714,663
Road & Rail	3,372,587	—	—	3,372,587
Semiconductors & Semiconductor Equipment	11,884,601	—	—	11,884,601
Software	10,721,871	—	—	10,721,871
Specialty Retail	6,696,246	—	—	6,696,246
Technology Hardware, Storage & Peripherals	1,641,401	—	—	1,641,401
Textiles, Apparel & Luxury Goods	1,426,415	—	—	1,426,415
Tobacco	2,555,080	—	—	2,555,080
Trading Companies & Distributors	1,844,913	—	—	1,844,913
Water Utilities	303,045	—	—	303,045
Wireless Telecommunication Services	2,492,219	—	—	2,492,219
Convertible Preferred Stock	303,400	—	—	303,400
Preferred Stock	25,853	—	—	25,853
Agency Obligation	—	85,247	—	85,247
Convertible Bonds	—	13,698,894	—	13,698,894
Corporate Bonds	—	20,776,231	—	20,776,231
U.S. Treasury Obligations	—	15,039,850	—	15,039,850
LVIP Invesco Select Equity Income Managed Volatility Fund–26

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Money Market Fund	$ 30,501,836	$ —	$—	$ 30,501,836
Total Investments	$367,468,220	$60,453,087	$—	$427,921,307
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$113,423	$—	$ 113,423
Futures Contracts	$ 92,599	$ —	$—	$ 92,599
Liabilities:
Foreign Currency Exchange Contracts	$ —	$ (21,538)	$—	$ (21,538)
Futures Contracts	$(334,013)	$ —	$—	$(334,013)
There were no Level 3 investments at the end of the period.
As a result of utilizing International fair value pricing at June 30, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	5,893	20,253
Service Class	1,091,129	805,025
Shares reinvested:
Standard Class	—	6,563
Service Class	—	937,037
	1,097,022	1,768,878
Shares redeemed:
Standard Class	(21,000)	(27,658)
Service Class	(3,141,441)	(6,499,099)
	(3,162,441)	(6,526,757)
Net decrease	(2,065,419)	(4,757,879)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
LVIP Invesco Select Equity Income Managed Volatility Fund–27

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2022, the Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$113,423	Receivables and other assets net of liabilities	$ (21,538)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	69,839	Receivables and other assets net of liabilities	(324,652)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	22,760	Receivables and other assets net of liabilities	(9,361)
Total		$206,022		$(355,551)
LVIP Invesco Select Equity Income Managed Volatility Fund–28

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ 175,564	$ 155,244
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(546,471)	(583,772)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(348,353)	(2,074)
Total		$(719,260)	$(430,602)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$824,023	$5,041,410
Futures contracts (average notional value)	16,437,086	16,511,994
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
7. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in Real Estate Investment Trusts (“REITs”) and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2022. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
LVIP Invesco Select Equity Income Managed Volatility Fund–29

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund–30

LVIP Invesco Select Equity Income Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Invesco Select Equity Income Managed Volatility Fund–31

LVIP JPMorgan High Yield Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP JPMorgan High Yield Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan High Yield Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$870.00	0.67%	$3.11
Service Class Shares	1,000.00	869.00	0.92%	4.26
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.50	0.67%	$3.36
Service Class Shares	1,000.00	1,020.20	0.92%	4.61

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Convertible Bonds	0.22%
Corporate Bonds	90.68%
Advertising	1.03%
Aerospace & Defense	1.02%
Airlines	0.87%
Apparel	0.09%
Auto Manufacturers	2.42%
Auto Parts & Equipment	3.11%
Banks	0.74%
Beverages	0.18%
Biotechnology	0.25%
Building Materials	1.28%
Chemicals	2.30%
Commercial Services	3.95%
Computers	1.20%
Cosmetics & Personal Care	0.47%
Distribution/Wholesale	0.20%
Diversified Financial Services	1.49%
Electric	1.11%
Electrical Components & Equipment	0.88%
Electronics	0.94%
Engineering & Construction	0.74%
Entertainment	3.48%
Environmental Control	0.77%
Food	2.12%
Food Service	0.12%
Forest Products & Paper	0.06%
Gas	0.23%
Health Care Products	0.96%
Health Care Services	7.23%
Home Furnishings	0.28%
Household Products Wares	0.94%
Housewares	0.52%
Internet	1.31%
Iron & Steel	0.69%
Leisure Time	0.88%
Lodging	1.41%
Machinery Construction & Mining	0.28%
Machinery Diversified	0.10%
Media	11.16%
Metal Fabricate & Hardware	0.08%
Mining	0.98%
Office Business Equipment	0.19%
Oil & Gas	5.09%
Oil & Gas Services	0.24%
Packaging & Containers	2.15%
Security Type/Sector	Percentage of Net Assets
Pharmaceuticals	3.65%
Pipelines	5.13%
Real Estate	0.23%
Real Estate Investment Trusts	2.20%
Retail	3.15%
Semiconductors	0.86%
Software	1.09%
Telecommunications	8.59%
Toys Games Hobbies	0.23%
Transportation	0.01%
Loan Agreements	4.62%
Common Stock	1.85%
Preferred Stocks	0.56%
Rights	0.04%
Warrants	0.23%
Money Market Fund	0.14%
Total Investments	98.34%
Receivables and Other Assets Net of Liabilities	1.66%
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
BBB	10.12%
BB	56.15%
B	27.26%
CCC	5.52%
Below CCC	0.15%
Non-Rated	0.80%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS–0.22%
DISH Network Corp. 3.38% exercise price $3.38, maturity date 8/15/26	1,404,000	$ 948,402
=@Gulfport Energy Corp. 10.00% exercise price $0.00, maturity date 12/30/99	71	403,230
Liberty Interactive LLC
3.75% exercise price $3.75, maturity date 2/15/30	129,271	56,879
4.00% exercise price $4.00, maturity date 11/15/29	175,037	77,016
Total Convertible Bonds (Cost $1,521,761)		1,485,527
CORPORATE BONDS–90.68%
Advertising–1.03%
Clear Channel Outdoor Holdings, Inc.
5.13% 8/15/27	2,666,000	2,250,984
7.50% 6/1/29	1,862,000	1,338,890
7.75% 4/15/28	1,215,000	883,997
Lamar Media Corp. 4.88% 1/15/29	865,000	778,600
National CineMedia LLC 5.88% 4/15/28	490,000	346,028
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.00% 8/15/27	540,000	471,825
Stagwell Global LLC 5.63% 8/15/29	1,215,000	976,289
		7,046,613
Aerospace & Defense–1.02%
Bombardier, Inc.
7.13% 6/15/26	330,000	272,079
7.50% 3/15/25	1,175,000	1,061,906
Howmet Aerospace, Inc. 6.75% 1/15/28	1,400,000	1,400,000
Rolls-Royce PLC 5.75% 10/15/27	545,000	491,209
Spirit AeroSystems, Inc.
5.50% 1/15/25	470,000	434,750
7.50% 4/15/25	920,000	854,450
TransDigm, Inc. 6.25% 3/15/26	2,499,000	2,408,411
Triumph Group, Inc. 8.88% 6/1/24	87,000	87,641
		7,010,446
Airlines–0.87%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50% 4/20/26	1,509,347	1,386,765
5.75% 4/20/29	1,399,000	1,194,410
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	1,747,500	$ 1,717,443
United Airlines Holdings, Inc. 4.88% 1/15/25	772,000	717,142
United Airlines, Inc. 4.38% 4/15/26	1,106,000	974,574
		5,990,334
Apparel–0.09%
William Carter Co. 5.63% 3/15/27	685,000	641,441
		641,441
Auto Manufacturers–2.42%
Allison Transmission, Inc.
3.75% 1/30/31	662,000	530,553
5.88% 6/1/29	375,000	348,750
Ford Motor Credit Co. LLC
2.70% 8/10/26	376,000	320,408
3.37% 11/17/23	330,000	321,450
3.38% 11/13/25	1,003,000	903,172
3.82% 11/2/27	871,000	740,350
4.00% 11/13/30	1,127,000	913,157
4.13% 8/4/25	450,000	426,233
4.13% 8/17/27	2,028,000	1,785,654
4.27% 1/9/27	1,560,000	1,399,189
4.39% 1/8/26	725,000	667,769
4.54% 8/1/26	3,515,000	3,215,596
4.69% 6/9/25	1,315,000	1,242,691
5.13% 6/16/25	1,658,000	1,583,257
JB Poindexter & Co., Inc. 7.13% 4/15/26	765,000	734,400
PM General Purchaser LLC 9.50% 10/1/28	1,096,000	885,546
Wabash National Corp. 4.50% 10/15/28	731,000	559,215
		16,577,390
Auto Parts & Equipment–3.11%
Adient Global Holdings Ltd. 4.88% 8/15/26	1,120,000	982,979
Allison Transmission, Inc. 4.75% 10/1/27	2,926,000	2,676,351
American Axle & Manufacturing, Inc.
5.00% 10/1/29	658,000	534,502
6.25% 3/15/26	593,000	544,112
6.50% 4/1/27	1,557,000	1,377,945
6.88% 7/1/28	1,119,000	1,004,682
Clarios Global LP 6.75% 5/15/25	936,000	927,061
LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Clarios Global LP/Clarios U.S. Finance Co.
6.25% 5/15/26	775,000	$ 745,938
8.50% 5/15/27	2,070,000	2,000,603
Cooper-Standard Automotive, Inc.
5.63% 11/15/26	2,560,000	1,201,523
13.00% 6/1/24	1,852,000	1,852,000
Dana, Inc.
5.38% 11/15/27	1,895,000	1,641,995
5.63% 6/15/28	239,000	205,727
Dornoch Debt Merger Sub, Inc. 6.63% 10/15/29	1,315,000	971,127
Goodyear Tire & Rubber Co.
5.00% 7/15/29	1,042,000	862,940
5.25% 4/30/31	1,394,000	1,131,119
5.25% 7/15/31	236,000	189,685
Tenneco, Inc.
5.00% 7/15/26	910,000	850,850
5.13% 4/15/29	742,000	698,402
5.38% 12/15/24	445,000	430,818
7.88% 1/15/29	480,000	463,884
		21,294,243
Banks–0.74%
μBank of America Corp.
6.10% 3/17/25	1,396,000	1,374,613
6.25% 9/5/24	845,000	821,340
μBarclays PLC
7.75% 9/15/23	527,000	517,778
8.00% 6/15/24	996,000	978,570
μCitigroup, Inc.
5.95% 5/15/25	370,000	343,490
6.25% 8/15/26	1,070,000	1,043,127
		5,078,918
Beverages–0.18%
Triton Water Holdings, Inc. 6.25% 4/1/29	1,761,000	1,250,310
		1,250,310
Biotechnology–0.25%
Emergent BioSolutions, Inc. 3.88% 8/15/28	1,130,000	801,093
Grifols Escrow Issuer SA 4.75% 10/15/28	1,026,000	889,829
		1,690,922
Building Materials–1.28%
Boise Cascade Co. 4.88% 7/1/30	190,000	166,193
Builders FirstSource, Inc.
4.25% 2/1/32	1,259,000	958,313
6.38% 6/15/32	864,000	771,120
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Griffon Corp. 5.75% 3/1/28	1,610,000	$ 1,461,461
JELD-WEN, Inc.
4.88% 12/15/27	1,200,000	936,000
6.25% 5/15/25	520,000	499,200
Masonite International Corp. 5.38% 2/1/28	196,000	177,380
MIWD Holdco II LLC/MIWD Finance Corp. 5.50% 2/1/30	319,000	256,719
PGT Innovations, Inc. 4.38% 10/1/29	526,000	414,730
Standard Industries, Inc.
3.38% 1/15/31	315,000	232,350
4.75% 1/15/28	2,346,000	2,005,830
5.00% 2/15/27	445,000	397,188
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29	554,000	483,365
		8,759,849
Chemicals–2.30%
Axalta Coating Systems LLC 3.38% 2/15/29	713,000	582,072
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/27	2,024,000	1,818,766
Chemours Co.
4.63% 11/15/29	190,000	149,431
5.75% 11/15/28	1,958,000	1,668,666
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13% 6/15/28	796,000	711,642
Element Solutions, Inc. 3.88% 9/1/28	1,260,000	1,039,664
GCP Applied Technologies, Inc. 5.50% 4/15/26	300,000	298,500
INEOS Quattro Finance 2 Plc 3.38% 1/15/26	992,000	833,022
NOVA Chemicals Corp.
4.25% 5/15/29	824,000	643,816
4.88% 6/1/24	1,406,000	1,336,400
5.25% 6/1/27	1,056,000	905,731
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13% 4/1/29	1,457,000	1,041,901
5.38% 9/1/25	2,247,000	1,914,039
Valvoline, Inc. 4.25% 2/15/30	570,000	475,950
Venator Finance Sarl/Venator Materials LLC 9.50% 7/1/25	815,000	815,000
WR Grace Holdings LLC
4.88% 6/15/27	1,390,000	1,209,634

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
WR Grace Holdings LLC (continued)
5.63% 8/15/29	396,000	$ 291,555
		15,735,789
Commercial Services–3.95%
ADT Security Corp.
4.13% 8/1/29	1,056,000	857,013
4.88% 7/15/32	1,600,000	1,273,632
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63% 7/15/26	374,000	343,194
9.75% 7/15/27	373,000	315,685
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63% 6/1/28	555,000	457,710
4.63% 6/1/28	863,000	698,350
APi Escrow Corp. 4.75% 10/15/29	527,000	425,552
APi Group DE, Inc. 4.13% 7/15/29	625,000	496,375
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38% 3/1/29	849,000	706,210
5.75% 7/15/27	997,000	892,813
5.75% 7/15/27	735,000	652,558
Brink's Co. 4.63% 10/15/27	2,313,000	2,055,319
CoreCivic, Inc. 8.25% 4/15/26	1,045,000	1,019,053
Garda World Security Corp.
6.00% 6/1/29	929,000	714,169
9.50% 11/1/27	1,285,000	1,175,228
Gartner, Inc.
3.63% 6/15/29	424,000	367,341
3.75% 10/1/30	190,000	161,738
4.50% 7/1/28	755,000	693,245
HealthEquity, Inc. 4.50% 10/1/29	283,000	247,625
Herc Holdings, Inc. 5.50% 7/15/27	1,562,000	1,425,951
Hertz Corp.
4.63% 12/1/26	437,000	365,367
5.00% 12/1/29	1,366,000	1,051,820
5.50% 10/15/24	656,000	3,280
6.00% 1/15/28	2,613,000	156,780
7.13% 8/1/26	805,000	48,300
NESCO Holdings II, Inc. 5.50% 4/15/29	578,000	484,075
Nielsen Finance LLC/Nielsen Finance Co. 5.63% 10/1/28	1,155,000	1,072,648
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 8/31/27	1,850,000	$ 1,523,937
5.75% 4/15/26	1,132,000	1,055,590
Sabre Global, Inc. 7.38% 9/1/25	1,170,000	1,085,175
Service Corp. International
3.38% 8/15/30	646,000	528,912
4.00% 5/15/31	197,000	168,189
4.63% 12/15/27	75,000	70,500
5.13% 6/1/29	990,000	932,768
United Rentals North America, Inc.
3.88% 2/15/31	807,000	680,775
4.88% 1/15/28	391,000	369,683
5.25% 1/15/30	2,310,000	2,142,525
5.50% 5/15/27	385,000	377,556
		27,096,641
Computers–1.20%
Ahead DB Holdings LLC 6.63% 5/1/28	710,000	588,592
Booz Allen Hamilton, Inc.
3.88% 9/1/28	741,000	655,785
4.00% 7/1/29	808,000	704,519
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00% 11/1/29	1,305,000	1,101,488
Exela Intermediate LLC/Exela Finance, Inc. 11.50% 7/15/26	1,344,000	443,520
NCR Corp.
5.00% 10/1/28	486,000	412,078
5.13% 4/15/29	851,000	719,725
5.75% 9/1/27	2,432,000	2,158,473
6.13% 9/1/29	1,105,000	955,668
Presidio Holdings, Inc. 4.88% 2/1/27	505,000	463,939
		8,203,787
Cosmetics & Personal Care–0.47%
Coty, Inc. 5.00% 4/15/26	1,155,000	1,058,269
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75% 1/15/29	610,000	523,581
Edgewell Personal Care Co.
4.13% 4/1/29	450,000	371,415
5.50% 6/1/28	1,360,000	1,237,464
		3,190,729

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Distribution/Wholesale–0.20%
Wesco Aircraft Holdings, Inc.
8.50% 11/15/24	120,000	$ 63,000
9.00% 11/15/26	2,062,000	1,201,734
13.13% 11/15/27	365,000	113,898
		1,378,632
Diversified Financial Services–1.49%
Ally Financial, Inc. 5.75% 11/20/25	1,843,000	1,815,696
Coinbase Global, Inc.
3.38% 10/1/28	320,000	201,426
3.63% 10/1/31	320,000	179,714
•ILFC E-Capital Trust I 4.85% 12/21/65	640,000	467,206
•ILFC E-Capital Trust II 5.10% 12/21/65	1,566,000	1,178,837
Nationstar Mortgage Holdings, Inc.
5.13% 12/15/30	640,000	478,419
5.50% 8/15/28	644,000	516,577
5.75% 11/15/31	1,050,000	803,985
OneMain Finance Corp.
3.50% 1/15/27	305,000	244,000
4.00% 9/15/30	340,000	252,025
5.38% 11/15/29	200,000	162,072
6.13% 3/15/24	785,000	749,675
6.63% 1/15/28	410,000	366,442
7.13% 3/15/26	597,000	551,765
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
2.88% 10/15/26	704,000	581,793
3.63% 3/1/29	1,062,000	835,072
4.00% 10/15/33	126,000	89,460
VistaJet Malta Finance PLC/XO Management Holding, Inc. 6.38% 2/1/30	918,000	734,400
		10,208,564
Electric–1.11%
Calpine Corp.
4.63% 2/1/29	901,000	749,875
5.00% 2/1/31	557,000	450,296
NextEra Energy Operating Partners LP 4.25% 9/15/24	89,000	84,773
NRG Energy, Inc.
3.38% 2/15/29	605,000	487,878
3.63% 2/15/31	411,000	322,220
3.88% 2/15/32	620,000	492,455
5.25% 6/15/29	1,020,000	910,350
5.75% 1/15/28	143,000	129,977
6.63% 1/15/27	563,000	551,389
PG&E Corp.
5.00% 7/1/28	803,000	677,636
5.25% 7/1/30	199,000	163,713
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Pike Corp. 5.50% 9/1/28	641,000	$ 520,370
μVistra Corp. 7.00% 12/15/26	975,000	884,812
Vistra Operations Co. LLC
4.38% 5/1/29	641,000	536,280
5.00% 7/31/27	280,000	254,551
5.63% 2/15/27	425,000	399,610
		7,616,185
Electrical Components & Equipment–0.88%
Energizer Holdings, Inc.
4.38% 3/31/29	2,258,000	1,733,535
4.75% 6/15/28	1,097,000	870,711
6.50% 12/31/27	509,000	446,011
WESCO Distribution, Inc.
7.13% 6/15/25	1,152,000	1,149,500
7.25% 6/15/28	1,847,000	1,826,683
		6,026,440
Electronics–0.94%
II-VI, Inc. 5.00% 12/15/29	887,000	773,908
Imola Merger Corp. 4.75% 5/15/29	3,647,000	3,051,299
Sensata Technologies BV
4.00% 4/15/29	1,372,000	1,163,566
4.88% 10/15/23	435,000	427,998
5.00% 10/1/25	391,000	375,360
5.63% 11/1/24	213,000	210,265
Sensata Technologies, Inc. 3.75% 2/15/31	546,000	437,597
		6,439,993
Engineering & Construction–0.74%
Dycom Industries, Inc. 4.50% 4/15/29	1,264,000	1,103,611
Global Infrastructure Solutions, Inc.
5.63% 6/1/29	1,318,000	1,027,735
7.50% 4/15/32	655,000	502,567
MasTec, Inc. 4.50% 8/15/28	1,940,000	1,745,389
Weekley Homes LLC/Weekley Finance Corp. 4.88% 9/15/28	841,000	663,200
		5,042,502
Entertainment–3.48%
@AMC Entertainment Holdings, Inc. 10.00% 6/15/26	786,475	522,180
Boyne USA, Inc. 4.75% 5/15/29	999,000	865,074
Caesars Entertainment, Inc.
4.63% 10/15/29	810,000	629,775
8.13% 7/1/27	1,316,000	1,271,585
Cedar Fair LP 5.25% 7/15/29	380,000	335,114

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment (continued)
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.50% 5/1/25	1,931,000	$ 1,873,070
Cinemark USA, Inc.
5.25% 7/15/28	685,000	550,500
8.75% 5/1/25	407,000	410,922
International Game Technology PLC
4.13% 4/15/26	350,000	316,750
5.25% 1/15/29	376,000	340,468
6.50% 2/15/25	1,439,000	1,431,805
Live Nation Entertainment, Inc.
3.75% 1/15/28	564,000	486,450
4.75% 10/15/27	1,165,000	1,032,796
4.88% 11/1/24	649,000	619,795
5.63% 3/15/26	1,402,000	1,331,900
6.50% 5/15/27	2,710,000	2,665,068
Six Flags Entertainment Corp.
4.88% 7/31/24	1,970,000	1,870,456
5.50% 4/15/27	866,000	785,912
Six Flags Theme Parks, Inc. 7.00% 7/1/25	1,137,000	1,151,019
Vail Resorts, Inc. 6.25% 5/15/25	2,031,000	2,028,502
WMG Acquisition Corp.
3.00% 2/15/31	825,000	639,919
3.75% 12/1/29	1,662,000	1,387,770
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13% 10/1/29	1,660,000	1,307,416
7.75% 4/15/25	25,000	24,332
		23,878,578
Environmental Control–0.77%
GFL Environmental, Inc.
3.75% 8/1/25	961,000	891,327
4.00% 8/1/28	1,155,000	952,875
4.38% 8/15/29	555,000	446,775
4.75% 6/15/29	684,000	566,010
Harsco Corp. 5.75% 7/31/27	156,000	124,831
Madison IAQ LLC
4.13% 6/30/28	693,000	572,379
5.88% 6/30/29	1,290,000	988,553
Stericycle, Inc. 3.88% 1/15/29	893,000	730,028
		5,272,778
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food–2.12%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25% 3/15/26	914,000	$ 796,049
3.50% 3/15/29	1,426,000	1,154,082
4.63% 1/15/27	1,687,000	1,507,031
5.88% 2/15/28	834,000	779,481
7.50% 3/15/26	1,361,000	1,353,828
B&G Foods, Inc. 5.25% 4/1/25	1,479,000	1,363,934
Lamb Weston Holdings, Inc.
4.13% 1/31/30	1,341,000	1,160,716
4.38% 1/31/32	243,000	211,410
4.88% 5/15/28	448,000	421,617
New Albertsons LP
6.63% 6/1/28	569,000	529,170
7.45% 8/1/29	154,000	151,690
7.75% 6/15/26	672,000	684,600
Performance Food Group, Inc.
4.25% 8/1/29	1,190,000	993,650
5.50% 10/15/27	1,239,000	1,146,998
6.88% 5/1/25	195,000	194,036
Post Holdings, Inc.
5.50% 12/15/29	202,000	180,584
5.63% 1/15/28	1,140,000	1,082,088
TreeHouse Foods, Inc. 4.00% 9/1/28	92,000	74,956
U.S. Foods, Inc.
4.63% 6/1/30	620,000	522,686
4.75% 2/15/29	260,000	227,289
		14,535,895
Food Service–0.12%
Aramark Services, Inc. 5.00% 2/1/28	917,000	830,995
		830,995
Forest Products & Paper–0.06%
Glatfelter Corp. 4.75% 11/15/29	595,000	416,500
		416,500
Gas–0.23%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50% 5/20/25	680,000	639,999
5.63% 5/20/24	291,000	280,794
5.75% 5/20/27	520,000	475,801
5.88% 8/20/26	220,000	205,235
		1,601,829

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products–0.96%
Avantor Funding, Inc. 4.63% 7/15/28	2,105,000	$ 1,929,653
Hologic, Inc. 3.25% 2/15/29	2,184,000	1,866,665
Medline Borrower LP
3.88% 4/1/29	1,944,000	1,655,724
5.25% 10/1/29	1,376,000	1,130,109
		6,582,151
Health Care Services–7.23%
Acadia Healthcare Co., Inc.
5.00% 4/15/29	457,000	410,264
5.50% 7/1/28	560,000	523,208
AHP Health Partners, Inc. 5.75% 7/15/29	603,000	443,024
Catalent Pharma Solutions, Inc.
3.13% 2/15/29	211,000	173,111
5.00% 7/15/27	142,000	133,669
Centene Corp.
4.25% 12/15/27	1,991,000	1,858,539
4.63% 12/15/29	5,347,000	4,986,077
CHS/Community Health Systems, Inc.
4.75% 2/15/31	685,000	501,522
5.25% 5/15/30	1,049,000	797,135
5.63% 3/15/27	1,119,000	947,088
6.00% 1/15/29	435,000	360,363
6.13% 4/1/30	1,246,000	760,060
8.00% 3/15/26	1,729,000	1,574,583
DaVita, Inc.
3.75% 2/15/31	2,401,000	1,721,493
4.63% 6/1/30	1,390,000	1,084,008
Encompass Health Corp.
4.50% 2/1/28	3,401,000	2,911,593
4.75% 2/1/30	504,000	422,372
Envision Healthcare Corp. 8.75% 10/15/26	901,000	262,029
Global Medical Response, Inc. 6.50% 10/1/25	940,000	837,521
HCA, Inc.
3.50% 9/1/30	1,135,000	965,556
5.38% 2/1/25	1,683,000	1,674,181
5.38% 9/1/26	2,220,000	2,201,319
5.88% 2/15/26	7,118,000	7,154,515
5.88% 2/1/29	200,000	200,153
IQVIA, Inc.
5.00% 10/15/26	1,826,000	1,738,955
5.00% 5/15/27	259,000	245,040
Radiology Partners, Inc. 9.25% 2/1/28	825,000	619,591
RP Escrow Issuer LLC 5.25% 12/15/25	425,000	367,340
Syneos Health, Inc. 3.63% 1/15/29	292,000	247,274
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Tenet Healthcare Corp.
4.25% 6/1/29	790,000	$ 665,346
4.63% 7/15/24	1,182,000	1,134,401
4.63% 6/15/28	318,000	276,908
4.88% 1/1/26	5,095,000	4,687,400
5.13% 11/1/27	3,586,000	3,227,400
6.13% 6/15/30	1,008,000	929,961
6.25% 2/1/27	2,750,000	2,531,141
		49,574,140
Home Furnishings–0.28%
Tempur Sealy International, Inc.
3.88% 10/15/31	473,000	354,750
4.00% 4/15/29	1,967,000	1,584,497
		1,939,247
Household Products Wares–0.94%
ACCO Brands Corp. 4.25% 3/15/29	2,130,000	1,745,748
Central Garden & Pet Co.
4.13% 10/15/30	651,000	534,152
5.13% 2/1/28	2,367,000	2,122,506
Spectrum Brands, Inc.
3.88% 3/15/31	357,000	287,665
5.00% 10/1/29	572,000	494,632
5.50% 7/15/30	1,390,000	1,250,942
		6,435,645
Housewares–0.52%
CD&R Smokey Buyer, Inc. 6.75% 7/15/25	1,407,000	1,243,901
Newell Brands, Inc. 5.63% 4/1/36	250,000	216,545
Scotts Miracle-Gro Co.
4.00% 4/1/31	819,000	612,203
4.38% 2/1/32	819,000	622,628
4.50% 10/15/29	1,079,000	885,028
		3,580,305
Internet–1.31%
Arches Buyer, Inc.
4.25% 6/1/28	744,000	605,769
6.13% 12/1/28	423,000	345,005
Millennium Escrow Corp. 6.63% 8/1/26	850,000	685,999
Netflix, Inc.
4.88% 4/15/28	2,500,000	2,352,625
5.38% 11/15/29	1,105,000	1,044,225
5.88% 11/15/28	648,000	633,556
Photo Holdings Merger Sub, Inc. 8.50% 10/1/26	1,975,000	1,491,046
TripAdvisor, Inc. 7.00% 7/15/25	108,000	104,546

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Uber Technologies, Inc.
4.50% 8/15/29	1,164,000	$ 957,390
7.50% 9/15/27	810,000	784,712
		9,004,873
Iron & Steel–0.69%
Allegheny Technologies, Inc.
4.88% 10/1/29	415,000	330,958
5.13% 10/1/31	310,000	237,473
5.88% 12/1/27	565,000	500,303
Big River Steel LLC/BRS Finance Corp. 6.63% 1/31/29	824,000	764,627
Carpenter Technology Corp.
6.38% 7/15/28	763,000	681,061
7.63% 3/15/30	223,000	204,780
Cleveland-Cliffs, Inc.
4.63% 3/1/29	908,000	801,310
4.88% 3/1/31	443,000	390,579
U.S. Steel Corp. 6.88% 3/1/29	896,000	781,841
		4,692,932
Leisure Time–0.88%
Carnival Corp.
4.00% 8/1/28	921,000	755,220
5.75% 3/1/27	597,000	431,201
6.00% 5/1/29	847,000	595,111
10.50% 2/1/26	289,000	287,691
Constellation Merger Sub, Inc. 8.50% 9/15/25	425,000	372,067
Royal Caribbean Cruises Ltd.
9.13% 6/15/23	179,000	177,024
10.88% 6/1/23	524,000	525,750
11.50% 6/1/25	906,000	930,915
Vista Outdoor, Inc. 4.50% 3/15/29	2,531,000	1,936,638
		6,011,617
Lodging–1.41%
Hilton Domestic Operating Co., Inc.
3.75% 5/1/29	335,000	284,130
4.00% 5/1/31	201,000	167,031
4.88% 1/15/30	722,000	652,507
5.38% 5/1/25	236,000	231,280
5.75% 5/1/28	659,000	626,597
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88% 4/1/27	858,000	808,352
Marriott Ownership Resorts, Inc.
4.50% 6/15/29	333,000	276,949
4.75% 1/15/28	45,000	39,033
6.13% 9/15/25	392,000	387,925
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging (continued)
MGM Resorts International
4.63% 9/1/26	1,102,000	$ 978,203
5.50% 4/15/27	1,266,000	1,136,252
5.75% 6/15/25	430,000	409,575
6.00% 3/15/23	1,255,000	1,252,088
Station Casinos LLC 4.50% 2/15/28	1,635,000	1,380,937
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50% 3/1/25	1,093,000	1,000,095
		9,630,954
Machinery Construction & Mining–0.28%
BWX Technologies, Inc.
4.13% 6/30/28	686,000	610,540
4.13% 4/15/29	496,000	435,240
Terex Corp. 5.00% 5/15/29	1,057,000	898,450
		1,944,230
Machinery Diversified–0.10%
ATS Automation Tooling Systems, Inc. 4.13% 12/15/28	321,000	268,035
TK Elevator Holdco GmbH 7.63% 7/15/28	251,000	225,272
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27	200,000	178,313
		671,620
Media–11.16%
Altice Financing SA 5.75% 8/15/29	1,129,000	906,022
Audacy Capital Corp. 6.50% 5/1/27	761,000	452,875
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31	3,244,000	2,643,860
4.25% 1/15/34	1,245,000	961,762
4.50% 8/15/30	175,000	145,299
4.75% 3/1/30	5,861,000	5,012,620
4.75% 2/1/32	425,000	347,990
5.00% 2/1/28	4,731,000	4,365,294
5.13% 5/1/27	8,600,000	8,116,250
5.38% 6/1/29	1,968,000	1,759,077
CSC Holdings LLC
4.50% 11/15/31	1,160,000	894,534
5.38% 2/1/28	600,000	519,000
5.75% 1/15/30	200,000	145,506
5.88% 9/15/22	735,000	731,325
6.50% 2/1/29	3,580,000	3,233,205
7.50% 4/1/28	615,000	513,525
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38% 8/15/26	890,000	222,500

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 8/15/27	1,358,000	$ 1,158,469
DISH DBS Corp.
5.00% 3/15/23	599,000	570,110
5.25% 12/1/26	3,760,000	2,947,238
5.75% 12/1/28	750,000	555,308
5.88% 7/15/22	90,000	89,490
5.88% 11/15/24	9,132,000	7,693,710
7.75% 7/1/26	2,740,000	2,135,830
Gannett Holdings LLC 6.00% 11/1/26	420,000	351,750
GCI LLC 4.75% 10/15/28	2,050,000	1,776,220
Gray Escrow II, Inc. 5.38% 11/15/31	867,000	694,666
Gray Television, Inc.
4.75% 10/15/30	1,067,000	834,928
5.88% 7/15/26	718,000	671,201
7.00% 5/15/27	112,000	107,800
iHeartCommunications, Inc.
5.25% 8/15/27	723,000	618,765
6.38% 5/1/26	797,062	738,279
8.38% 5/1/27	3,095,299	2,459,772
Liberty Interactive LLC 8.25% 2/1/30	352,000	233,640
McGraw-Hill Education, Inc. 5.75% 8/1/28	1,025,000	877,687
Midcontinent Communications/Midcontinent Finance Corp. 5.38% 8/15/27	901,000	828,920
News Corp.
3.88% 5/15/29	865,000	746,898
5.13% 2/15/32	545,000	482,598
Nexstar Media, Inc.
4.75% 11/1/28	900,000	771,750
5.63% 7/15/27	4,477,000	4,085,262
μParamount Global 6.25% 2/28/57	1,145,000	1,001,875
Scripps Escrow II, Inc.
3.88% 1/15/29	263,000	220,405
5.38% 1/15/31	291,000	232,087
Scripps Escrow, Inc. 5.88% 7/15/27	192,000	168,089
Sinclair Television Group, Inc. 4.13% 12/1/30	1,100,000	872,482
Sirius XM Radio, Inc.
4.00% 7/15/28	903,000	781,095
4.13% 7/1/30	575,000	480,234
5.00% 8/1/27	3,866,000	3,585,792
5.50% 7/1/29	2,465,000	2,246,231
Univision Communications, Inc.
4.50% 5/1/29	703,000	588,427
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Univision Communications, Inc. (continued)
6.63% 6/1/27	155,000	$ 147,577
7.38% 6/30/30	278,000	271,745
UPC Broadband Finco BV 4.88% 7/15/31	592,000	482,480
UPC Holding BV 5.50% 1/15/28	160,000	136,779
Videotron Ltd.
5.13% 4/15/27	1,383,000	1,287,103
5.38% 6/15/24	798,000	792,015
Virgin Media Secured Finance PLC 5.50% 5/15/29	456,000	407,687
VZ Secured Financing BV 5.00% 1/15/32	421,000	349,430
		76,452,468
Metal Fabricate & Hardware–0.08%
Advanced Drainage Systems, Inc. 5.00% 9/30/27	605,000	557,822
		557,822
Mining–0.98%
Alcoa Nederland Holding BV 5.50% 12/15/27	789,000	747,577
Arconic Corp.
6.00% 5/15/25	1,432,000	1,396,635
6.13% 2/15/28	2,129,000	1,988,018
FMG Resources August 2006 Pty. Ltd. 4.38% 4/1/31	419,000	341,963
Freeport-McMoRan, Inc.
5.40% 11/14/34	150,000	146,387
5.45% 3/15/43	185,000	171,134
Kaiser Aluminum Corp. 4.50% 6/1/31	485,000	367,087
Novelis Corp.
3.25% 11/15/26	637,000	538,440
3.88% 8/15/31	318,000	244,920
4.75% 1/30/30	890,000	739,750
		6,681,911
Office Business Equipment–0.19%
CDW LLC/CDW Finance Corp.
3.25% 2/15/29	489,000	412,310
4.25% 4/1/28	1,000,000	902,500
		1,314,810
Oil & Gas–5.09%
Antero Resources Corp.
5.38% 3/1/30	341,000	310,931
7.63% 2/1/29	334,000	339,768
8.38% 7/15/26	999,000	1,056,442
Baytex Energy Corp. 8.75% 4/1/27	1,280,000	1,283,200

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
California Resources Corp. 7.13% 2/1/26	907,000	$ 886,892
Callon Petroleum Co. 6.13% 10/1/24	385,000	390,929
Chesapeake Energy Corp.
5.50% 2/1/26	643,000	612,316
6.75% 4/15/29	2,594,000	2,508,476
CNX Resources Corp. 6.00% 1/15/29	405,000	378,351
Comstock Resources, Inc.
5.88% 1/15/30	606,000	521,160
6.75% 3/1/29	1,910,000	1,710,271
Encino Acquisition Partners Holdings LLC 8.50% 5/1/28	1,420,000	1,341,838
Endeavor Energy Resources LP/EER Finance, Inc. 6.63% 7/15/25	481,000	483,357
EQT Corp. 3.63% 5/15/31	345,000	298,101
Gulfport Energy Corp.
=6.00% 10/15/24	1,110,000	0
=6.38% 5/15/25	196,000	0
=6.38% 1/15/26	1,155,000	0
8.00% 5/17/26	332,104	326,701
8.00% 5/17/26	721,850	710,105
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	381,000	331,470
6.25% 11/1/28	15,000	14,138
6.25% 4/15/32	317,000	278,386
MEG Energy Corp. 7.13% 2/1/27	1,327,000	1,336,395
Nabors Industries Ltd. 7.25% 1/15/26	355,000	314,832
Nabors Industries, Inc. 5.75% 2/1/25	1,135,000	1,000,934
Oasis Petroleum, Inc. 6.38% 6/1/26	398,000	368,150
Occidental Petroleum Corp.
5.50% 12/1/25	510,000	502,350
5.88% 9/1/25	559,000	556,568
6.13% 1/1/31	879,000	890,801
6.38% 9/1/28	623,000	630,787
6.63% 9/1/30	479,000	493,370
8.00% 7/15/25	1,305,000	1,373,512
8.50% 7/15/27	919,000	1,011,286
8.88% 7/15/30	1,069,000	1,227,295
Ovintiv, Inc. 8.13% 9/15/30	290,000	333,136
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25	599,000	626,704
Precision Drilling Corp.
6.88% 1/15/29	122,000	109,190
7.13% 1/15/26	789,000	741,660
Range Resources Corp.
4.75% 2/15/30	1,434,000	1,286,054
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Range Resources Corp. (continued)
5.00% 3/15/23	72,000	$ 71,460
8.25% 1/15/29	392,000	399,649
Rockcliff Energy II LLC 5.50% 10/15/29	382,000	347,609
SM Energy Co.
6.50% 7/15/28	242,000	222,569
6.63% 1/15/27	616,000	575,960
6.75% 9/15/26	379,000	357,534
Southwestern Energy Co.
4.75% 2/1/32	240,000	205,086
5.38% 3/15/30	1,088,000	1,000,960
8.38% 9/15/28	1,400,000	1,475,250
Sunoco LP/Sunoco Finance Corp.
4.50% 5/15/29	474,000	390,711
4.50% 4/30/30	1,690,000	1,364,478
Transocean Pontus Ltd. 6.13% 8/1/25	1,222,620	1,118,697
Transocean, Inc. 11.50% 1/30/27	821,000	770,615
		34,886,434
Oil & Gas Services–0.24%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 4/1/28	429,000	379,794
6.88% 4/1/27	649,000	591,804
Oceaneering International, Inc. 6.00% 2/1/28	550,000	484,742
@Telford Offshore Ltd. 12.00% 12/31/99	717,902	21,537
Transocean Proteus Ltd. 6.25% 12/1/24	207,900	193,867
		1,671,744
Packaging & Containers–2.15%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.00% 6/15/27	435,000	430,533
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13% 8/15/26	364,000	308,384
5.25% 8/15/27	1,618,000	1,153,731
5.25% 8/15/27	1,121,000	799,340
Berry Global, Inc. 4.88% 7/15/26	750,000	715,770
Graham Packaging Co., Inc. 7.13% 8/15/28	268,000	215,070
LABL, Inc. 6.75% 7/15/26	2,508,000	2,258,454

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers (continued)
Mauser Packaging Solutions Holding Co.
5.50% 4/15/24	3,109,000	$ 2,969,095
7.25% 4/15/25	1,595,000	1,391,637
Owens-Brockway Glass Container, Inc.
6.38% 8/15/25	460,000	438,937
6.63% 5/13/27	949,000	885,702
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00% 10/15/27	1,828,000	1,562,940
TriMas Corp. 4.13% 4/15/29	852,000	727,327
Trivium Packaging Finance BV
5.50% 8/15/26	488,000	461,018
8.50% 8/15/27	445,000	417,234
		14,735,172
Pharmaceuticals–3.65%
180 Medical, Inc. 3.88% 10/15/29	686,000	593,390
Bausch Health Americas, Inc.
8.50% 1/31/27	3,758,000	2,635,297
9.25% 4/1/26	3,137,000	2,242,955
Bausch Health Cos., Inc.
4.88% 6/1/28	2,640,000	2,065,906
5.00% 2/15/29	916,000	476,320
5.25% 1/30/30	720,000	372,009
5.25% 2/15/31	670,000	342,889
5.50% 11/1/25	3,267,000	2,869,357
5.75% 8/15/27	453,000	375,254
6.25% 2/15/29	1,266,000	673,765
7.25% 5/30/29	787,000	426,948
9.00% 12/15/25	2,609,000	1,927,660
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
5.88% 10/15/24	580,000	440,800
9.50% 7/31/27	803,000	162,618
Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc. 6.13% 4/1/29	470,000	355,235
Jazz Securities DAC 4.38% 1/15/29	918,000	816,576
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00% 6/15/29	457,314	320,120
11.50% 12/15/28	2,135,000	2,099,986
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13% 4/30/28	2,178,000	1,927,530
5.13% 4/30/31	1,151,000	993,117
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Owens & Minor, Inc.
4.50% 3/31/29	1,337,000	$ 1,091,660
6.63% 4/1/30	436,000	398,273
Par Pharmaceutical, Inc. 7.50% 4/1/27	818,000	621,680
Prestige Brands, Inc. 5.13% 1/15/28	820,000	762,743
		24,992,088
Pipelines–5.13%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38% 6/15/29	242,000	216,726
5.75% 3/1/27	435,000	404,550
5.75% 1/15/28	1,622,000	1,476,701
7.88% 5/15/26	1,077,000	1,075,805
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63% 12/15/25	781,000	738,177
Buckeye Partners LP
3.95% 12/1/26	185,000	161,825
4.13% 3/1/25	421,000	389,774
4.13% 12/1/27	190,000	161,500
4.50% 3/1/28	720,000	606,329
Cheniere Energy Partners LP
3.25% 1/31/32	523,000	411,863
4.00% 3/1/31	608,000	516,982
4.50% 10/1/29	865,000	772,185
Cheniere Energy, Inc. 4.63% 10/15/28	1,635,000	1,472,432
CNX Midstream Partners LP 4.75% 4/15/30	206,000	173,040
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75% 4/1/25	1,380,000	1,290,300
8.00% 4/1/29	1,263,000	1,173,024
DCP Midstream Operating LP
3.88% 3/15/23	1,082,000	1,071,689
5.38% 7/15/25	355,000	345,238
5.63% 7/15/27	535,000	510,390
6.75% 9/15/37	735,000	699,169
DT Midstream, Inc.
4.13% 6/15/29	968,000	820,380
4.38% 6/15/31	570,000	477,375
EnLink Midstream Partners LP
4.15% 6/1/25	656,000	610,651
4.85% 7/15/26	312,000	287,820
μ6.00% 12/15/22	1,010,000	673,748
EQM Midstream Partners LP
4.13% 12/1/26	352,000	304,040

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
EQM Midstream Partners LP (continued)
4.50% 1/15/29	881,000	$ 715,266
4.75% 1/15/31	959,000	764,802
5.50% 7/15/28	158,000	136,413
6.00% 7/1/25	370,000	354,712
6.50% 7/1/27	465,000	432,357
7.50% 6/1/27	620,000	598,021
7.50% 6/1/30	496,000	476,480
Genesis Energy LP/Genesis Energy Finance Corp.
6.25% 5/15/26	914,000	816,887
6.50% 10/1/25	80,000	73,800
7.75% 2/1/28	796,000	688,580
8.00% 1/15/27	27,000	23,895
Hess Midstream Operations LP
5.13% 6/15/28	185,000	166,038
5.63% 2/15/26	970,000	923,925
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00% 2/1/28	635,000	543,839
6.38% 4/15/27	225,000	211,784
Kinetik Holdings LP 5.88% 6/15/30	476,000	453,445
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50% 2/1/26	679,000	611,100
NuStar Logistics LP
5.63% 4/28/27	1,175,000	1,051,637
5.75% 10/1/25	429,000	401,115
6.00% 6/1/26	385,000	359,975
6.38% 10/1/30	429,000	372,726
μPlains All American Pipeline LP 6.13% 11/15/22	75,000	53,250
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50% 10/15/26	538,000	483,027
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50% 1/15/28	55,000	46,759
6.00% 3/1/27	575,000	513,187
6.00% 12/31/30	467,000	387,610
6.00% 9/1/31	783,000	645,975
7.50% 10/1/25	1,985,000	1,921,032
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00% 1/15/32	1,369,000	1,171,535
4.88% 2/1/31	1,072,000	977,238
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (continued)
5.00% 1/15/28	100,000	$ 95,202
6.50% 7/15/27	1,174,000	1,202,599
Western Midstream Operating LP
4.50% 3/1/28	123,000	111,315
4.65% 7/1/26	535,000	504,237
		35,131,476
Real Estate–0.23%
Kennedy-Wilson, Inc.
4.75% 3/1/29	345,000	279,450
5.00% 3/1/31	346,000	268,150
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30	1,427,000	1,055,980
		1,603,580
Real Estate Investment Trusts–2.20%
Iron Mountain, Inc.
4.50% 2/15/31	844,000	689,670
5.25% 3/15/28	1,649,000	1,480,291
RHP Hotel Properties LP/RHP Finance Corp.
4.50% 2/15/29	1,423,000	1,206,560
4.75% 10/15/27	2,323,000	2,060,757
SBA Communications Corp. 3.13% 2/1/29	952,000	779,212
VICI Properties LP/VICI Note Co., Inc.
3.50% 2/15/25	81,000	75,769
3.75% 2/15/27	470,000	413,399
3.88% 2/15/29	790,000	679,457
4.13% 8/15/30	350,000	302,022
4.25% 12/1/26	3,144,000	2,871,447
4.50% 9/1/26	260,000	239,200
4.63% 6/15/25	852,000	810,465
4.63% 12/1/29	1,996,000	1,784,334
5.75% 2/1/27	1,794,000	1,702,327
		15,094,910
Retail–3.15%
1011778 BC ULC/New Red Finance, Inc.
3.50% 2/15/29	320,000	270,886
3.88% 1/15/28	1,005,000	872,260
4.00% 10/15/30	640,000	513,600
Asbury Automotive Group, Inc.
4.50% 3/1/28	447,000	387,772

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Asbury Automotive Group, Inc. (continued)
4.63% 11/15/29	505,000	$ 417,256
4.75% 3/1/30	388,000	319,033
Bath & Body Works, Inc.
6.75% 7/1/36	190,000	151,981
6.88% 11/1/35	155,000	125,938
7.50% 6/15/29	145,000	131,980
9.38% 7/1/25	60,000	60,867
Gap, Inc.
3.63% 10/1/29	460,000	323,012
3.88% 10/1/31	388,000	270,630
IRB Holding Corp. 7.00% 6/15/25	415,000	406,223
Lithia Motors, Inc. 4.38% 1/15/31	681,000	580,552
Macy's Retail Holdings LLC 5.88% 3/15/30	198,000	166,131
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13% 4/1/26	2,150,000	1,981,397
PetSmart, Inc./PetSmart Finance Corp.
4.75% 2/15/28	1,836,000	1,588,581
7.75% 2/15/29	616,000	554,714
Rite Aid Corp.
7.50% 7/1/25	617,000	499,770
8.00% 11/15/26	3,382,000	2,629,505
Sonic Automotive, Inc. 4.63% 11/15/29	728,000	564,062
SRS Distribution, Inc.
4.63% 7/1/28	1,031,000	902,125
6.00% 12/1/29	875,000	687,076
6.13% 7/1/29	490,000	386,598
Staples, Inc.
7.50% 4/15/26	3,268,000	2,708,747
10.75% 4/15/27	1,893,000	1,249,380
Superior Plus LP/Superior General Partner, Inc. 4.50% 3/15/29	369,000	313,650
White Cap Buyer LLC 6.88% 10/15/28	369,000	295,200
Yum! Brands, Inc.
3.63% 3/15/31	784,000	658,560
4.63% 1/31/32	1,000,000	883,500
4.75% 1/15/30	758,000	687,885
		21,588,871
Semiconductors–0.86%
ams-OSRAM AG 7.00% 7/31/25	390,000	371,956
Entegris Escrow Corp. 4.75% 4/15/29	965,000	898,635
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Entegris, Inc.
3.63% 5/1/29	576,000	$ 481,668
4.38% 4/15/28	2,300,000	2,029,750
ON Semiconductor Corp. 3.88% 9/1/28	2,040,000	1,796,295
Synaptics, Inc. 4.00% 6/15/29	366,000	297,185
		5,875,489
Software–1.09%
Black Knight InfoServ LLC 3.63% 9/1/28	744,000	644,542
CDK Global, Inc. 5.25% 5/15/29	1,349,000	1,321,730
Clarivate Science Holdings Corp.
3.88% 7/1/28	634,000	529,712
4.88% 7/1/29	714,000	586,194
Dun & Bradstreet Corp. 5.00% 12/15/29	324,000	279,855
Minerva Merger Sub, Inc. 6.50% 2/15/30	470,000	390,847
SS&C Technologies, Inc. 5.50% 9/30/27	2,640,000	2,461,959
Twilio, Inc.
3.63% 3/15/29	360,000	302,652
3.88% 3/15/31	360,000	296,197
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88% 2/1/29	788,000	660,062
		7,473,750
Telecommunications–8.59%
Altice France Holding SA
6.00% 2/15/28	380,000	269,720
10.50% 5/15/27	2,174,000	1,824,290
Altice France SA
5.13% 7/15/29	1,570,000	1,185,350
5.50% 1/15/28	200,000	161,172
5.50% 10/15/29	971,000	741,757
8.13% 2/1/27	2,270,000	2,089,285
CommScope Technologies LLC
5.00% 3/15/27	485,000	358,559
6.00% 6/15/25	86,000	74,390
CommScope, Inc.
4.75% 9/1/29	1,177,000	949,480
6.00% 3/1/26	2,946,000	2,713,354
8.25% 3/1/27	2,944,000	2,327,232
Embarq Corp. 8.00% 6/1/36	1,500,000	1,126,605
Frontier Communications Holdings LLC
5.00% 5/1/28	2,407,000	2,045,950
5.88% 10/15/27	895,000	804,697
5.88% 11/1/29	172,507	132,768

LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Frontier Communications Holdings LLC (continued)
6.00% 1/15/30	356,000	$ 273,924
8.75% 5/15/30	109,000	110,198
Hughes Satellite Systems Corp. 6.63% 8/1/26	854,000	757,925
Intelsat Jackson Holdings SA
=5.50% 8/1/23	3,134,000	313
6.50% 3/15/30	5,347,000	4,411,275
=8.50% 10/15/24	3,737,000	374
=9.75% 7/15/25	1,050,000	105
Level 3 Financing, Inc.
3.63% 1/15/29	552,000	425,621
4.63% 9/15/27	686,000	584,815
5.25% 3/15/26	953,000	898,202
5.38% 5/1/25	2,627,000	2,544,433
Lumen Technologies, Inc.
4.00% 2/15/27	2,590,000	2,190,492
4.50% 1/15/29	390,000	290,314
5.13% 12/15/26	2,497,000	2,102,025
5.38% 6/15/29	1,020,000	807,611
5.63% 4/1/25	142,000	134,656
6.88% 1/15/28	450,000	398,421
7.50% 4/1/24	667,000	657,829
Plantronics, Inc. 4.75% 3/1/29	744,000	740,282
Qwest Corp. 7.25% 9/15/25	210,000	215,995
Sprint Capital Corp. 8.75% 3/15/32	5,523,000	6,646,820
Sprint Corp.
7.13% 6/15/24	3,266,000	3,351,732
7.63% 2/15/25	3,693,000	3,849,280
7.63% 3/1/26	3,933,000	4,143,913
Switch Ltd. 4.13% 6/15/29	341,000	337,536
Telecom Italia Capital SA
6.00% 9/30/34	325,000	245,138
6.38% 11/15/33	878,000	677,992
T-Mobile USA, Inc. 4.75% 2/1/28	3,151,000	3,053,981
U.S. Cellular Corp. 6.70% 12/15/33	1,467,000	1,397,317
Zayo Group Holdings, Inc. 4.00% 3/1/27	985,000	817,146
		58,870,274
Toys Games Hobbies–0.23%
Mattel, Inc.
3.38% 4/1/26	300,000	275,228
3.75% 4/1/29	546,000	490,633
5.88% 12/15/27	845,000	826,038
		1,591,899
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation–0.01%
First Student Bidco, Inc./First Transit Parent, Inc. 4.00% 7/31/29	82,000	$ 65,583
		65,583
Total Corporate Bonds (Cost $716,894,942)		621,472,298
LOAN AGREEMENTS–4.62%
•ACProducts, Inc. 6.70% (LIBOR03M + 4.25%) 5/17/28	1,272,150	979,556
•Adient U.S. LLC 4.92% (LIBOR01M + 3.25%) 4/10/28	1,089,000	1,010,951
•American Axle & Manufacturing, Inc. 3.88% (LIBOR01M + 2.25%) 4/6/24	159,162	153,989
•BWAY Holding Co. 3.82% (LIBOR01W + 3.25%) 4/3/24	384,290	360,671
•Cincinnati Bell, Inc. 4.88% (SOFRTE03M + 3.25%) 11/22/28	401,483	380,806
•Claire's Stores, Inc. 8.17% (LIBOR01M + 6.50%) 12/18/26	1,168,127	1,136,004
•CSC Holdings LLC 3.57% (LIBOR01M + 2.25%) 1/15/26	357,975	332,247
DexKo Global, Inc.
✠•5.40% (LIBOR01M + 3.75%) 10/4/28	217,000	268,756
•5.98% (LIBOR03M + 3.75%) 10/4/28	1,136,402	1,044,069
•DirecTV Financing LLC 6.67% (LIBOR01M + 5.00%) 8/2/27	1,694,042	1,554,995
•Envision Healthcare Corp. 5.42% (LIBOR01M + 3.75%) 10/10/25	2,789,224	917,655
=•FGI Operating Co. LLC 12.25% (LIBOR03M + 10.00%) 5/16/23	90,021	9,812
•First Student Bidco, Inc.
5.23% (LIBOR03M + 3.00%) 7/21/28	352,564	314,223
5.23% (LIBOR03M + 3.00%) 7/21/28	950,353	847,002
•Graham Packaging Co., Inc. 4.67% (LIBOR01M + 3.00%) 8/4/27	1,091,244	1,021,219
•Greeneden U.S. Holdings II LLC 5.67% (LIBOR01M + 4.00%) 12/1/27	990,662	944,596
•iHeartCommunications, Inc. 4.67% (LIBOR01M + 3.00%) 5/1/26	1,343,952	1,245,400

LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•LABL, Inc. 6.67% (LIBOR01M + 5.00%) 7/1/26	1,104,450	$ 1,017,938
•Madison IAQ LLC 4.52% (LIBOR06M + 3.25%) 6/21/28	969,210	880,363
•Medline Borrower LP 4.92% (LIBOR01M + 3.25%) 10/23/28	648,931	600,768
Moran Foods LLC
=✠^0.00% 4/1/23	199,821	199,821
=•8.24% (LIBOR03M + 7.00%) 4/1/24	169,806	152,826
•9.25% (LIBOR03M + 7.00%) 4/1/24	1,304,387	1,173,948
•13.00% (LIBOR03M + 9.75%) 10/1/24	919,754	551,853
•Olympus Water U.S. Holding Corp. 6.06% (LIBOR03M + 3.75%) 11/9/28	614,910	571,288
•Parexel International Corp. 4.92% (LIBOR01M + 3.25%) 11/15/28	985,530	923,442
•Park River Holdings, Inc. 4.22% (LIBOR03M + 3.25%) 12/28/27	463,318	377,025
•Petco Health and Wellness Company, Inc. 5.50% (LIBOR03M + 3.25%) 3/3/28	1,392,573	1,309,673
•Revlon Consumer Products Corp. 5.58% (LIBOR06M + 3.50%) 9/7/23	1,392,945	576,916
•Reynolds Group Holdings, Inc. 5.17% (LIBOR01M + 3.50%) 9/24/28	433,598	405,180
•Serta Simmons Bedding LLC 9.01% (LIBOR01M + 7.50%) 8/10/23	1,417,165	989,280
•Shutterfly, Inc. 6.67% (LIBOR01M + 5.00%) 9/25/26	727,650	583,575
•SP Preferred Buyer LLC 6.17% (LIBOR01M + 4.50%) 12/22/25	2,711,497	2,291,215
•Spirit Aerosystems, Inc. 5.42% (LIBOR01M + 3.75%) 1/15/25	431,455	419,698
•SPX Flow, Inc. 6.13% (SOFR CME01M + 4.50%) 4/5/29	770,186	715,888
•Summer Holdco B SARL 6.75% (LIBOR03M + 4.50%) 12/4/26	345,957	323,255
•Triton Water Holdings, Inc. 5.75% (LIBOR03M + 3.50%) 3/31/28	988,698	871,824
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Truck Hero, Inc. 5.17% (LIBOR01M + 3.50%) 1/31/28	222,780	$ 198,720
•U.S. Renal Care, Inc. 6.69% (LIBOR01M + 5.00%) 6/26/26	1,491,654	1,015,921
•UFC Holdings LLC 3.50% (LIBOR06M + 2.75%) 4/29/26	828,115	769,319
•Vertical U.S. Newco, Inc. 4.02% (LIBOR06M + 3.50%) 7/30/27	862,734	806,121
•White Cap Buyer LLC 5.28% (SOFRTE01M + 3.75%) 10/19/27	1,545,514	1,419,941
Total Loan Agreements (Cost $37,447,575)		31,667,749

	Number of Shares
COMMON STOCK–1.85%
=†Claire's Stores, Inc.	1,493	391,913
†Clear Channel Outdoor Holdings, Inc.	169,362	181,217
†EP Energy Corp.	31,130	264,605
†Frontier Communications Parent, Inc.	56,149	1,321,747
=†Goodman Networks, Inc.	22,179	0
†Gulfport Energy Corp.	27,997	2,226,041
†iHeartMedia, Inc. Class A	32,090	253,190
=†Intelsat SA	75,388	2,223,946
†Mallinckrodt PLC	16,061	398,875
=†Moran Foods LLC	53,727	53,727
=†MYT Holding LLC	502,370	382,806
†Neiman Marcus Group Ltd. LLC	483	86,940
†NMG Parent LLC	5,708	1,027,440
Oasis Petroleum, Inc.	24,473	2,977,140
=†Telford Offshore Ltd.	26,723	0
Vistra Corp.	16,954	387,399
Whiting Petroleum Corp.	7,723	525,396
Total Common Stock (Cost $16,955,549)		12,702,382
PREFERRED STOCKS–0.56%
=†Claire's Stores, Inc. 0.00%	1,076	2,663,100
=†Goodman Networks, Inc. 0.00%	26,388	264
=MYT Holding LLC 10.00% 6/6/29	1,067,993	1,169,452
Total Preferred Stocks (Cost $1,212,179)		3,832,816
RIGHTS–0.04%
=†Intelsat Jackson Holdings SA	7,894	79

LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
RIGHTS (continued)
=†Intelsat Jackson Holdings SA	7,894	$ 79
=†Vistra Energy Corp.	189,643	241,795
Total Rights (Cost $0)		241,953
WARRANTS–0.23%
†Chesapeake Energy Corp. exp 2/09/26 exercise price $27.63	5,888	391,434
†Chesapeake Energy Corp. exp 2/09/26 exercise price $32.13	6,543	370,465
†Chesapeake Energy Corp. exp 2/09/26 exercise price $36.18	3,635	190,728
=†NMG Parent LLC exp 9/24/27 exercise price $1.00	13,698	616,410
	Number of Shares	Value (U.S. $)
WARRANTS (continued)
=†Windstream Holdings, Inc. exp 10/31/25 exercise price $1.00	1,567	$ 21,155
Total Warrants (Cost $1,624,264)		1,590,192
MONEY MARKET FUND–0.14%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	922,843	922,843
Total Money Market Fund (Cost $922,843)		922,843

TOTAL INVESTMENTS–98.34% (Cost $776,579,113)	673,915,760

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.66%	11,391,411
NET ASSETS APPLICABLE TO 72,938,829 SHARES OUTSTANDING–100.00%	$ 685,307,171
NET ASSET VALUE PER SHARE–LVIP JPMORGAN HIGH YIELD FUND STANDARD CLASS ($490,935,417 / 52,225,102 Shares)	$9.400
NET ASSET VALUE PER SHARE–LVIP JPMORGAN HIGH YIELD FUND SERVICE CLASS ($194,371,754 / 20,713,727 Shares)	$9.384
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$ 804,076,761
Distributable earnings/(accumulated loss)	(118,769,590)
TOTAL NET ASSETS	$ 685,307,171

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
@ PIK. 100% of the income received was in the form of additional par.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
✠ All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 1 in the Notes to Financial Statements for more information regarding unfunded loan commitments.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
† Non-income producing.
LVIP JPMorgan High Yield Fund–17

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
★ Includes $95,000 cash collateral received from brokers for certain open bilateral derivatives, $76,066 payable for securities purchased, $919,357 payable for fund shares redeemed, $2,443 variation margin due to brokers on centrally cleared interest rate swap contracts, $75,800 other accrued expenses payable, $199,821 payable for unfunded loan commitments and $413,684 due to manager and affiliates as of June 30, 2022.

The following swap contracts were outstanding at June 30, 2022:
Swap Contract1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]
Centrally Cleared:
Protection Sold
CDX.NA.HY.38- Quarterly[4]	990,000	(5.00%)	6/20/27	$(27,528)	$8,753	$—	$(36,281)
[1] See Note 6 in Notes to Financial Statements.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Includes cumulative appreciation (depreciation) of centrally cleared swap contracts from the date the contracts were opened through June 30, 2022.
[4] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
CDX.NA.HY–Credit Default Swap Index North America High Yield
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR01W–Intercontinental Exchange London Interbank Offered Rate USD Weekly
SOFR–Secured Overnight Financing Rate
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE01M–1 Month Term Secured Overnight Financing Rate
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund–18

LVIP JPMorgan High Yield Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Interest	$ 20,469,032
Dividends	161,117
20,630,149
EXPENSES:
Management fees	2,463,432
Distribution fees-Service Class	279,417
Shareholder servicing fees	113,074
Accounting and administration expenses	83,203
Professional fees	32,400
Pricing fees	29,919
Trustees’ fees and expenses	12,402
Custodian fees	10,846
Reports and statements to shareholders	8,771
Consulting fees	1,408
Other	7,792
3,042,664
Less:
Management fees waived	(157,763)
Total operating expenses	2,884,901
NET INVESTMENT INCOME	17,745,248
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	1,123,945
Swap contracts	2,312
Net realized gain	1,126,257
Net change in unrealized appreciation (depreciation) of:
Investments	(126,448,817)
Swap contracts	(36,281)
Net change in unrealized appreciation (depreciation)	(126,485,098)
NET REALIZED AND UNREALIZED LOSS	(125,358,841)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(107,613,593)
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 17,745,248	$ 34,290,490
Net realized gain	1,126,257	13,779,439
Net change in unrealized appreciation (depreciation)	(126,485,098)	3,585,437
Net increase (decrease) in net assets resulting from operations	(107,613,593)	51,655,366
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(27,680,296)
Service Class	—	(10,273,582)
Return of capital:
Standard Class	—	(58,309)
Service Class	—	(21,642)
	—	(38,033,829)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,009,860	74,663,284
Service Class	23,369,917	73,414,126
Reinvestment of dividends and distributions:
Standard Class	—	27,738,605
Service Class	—	10,295,224
	35,379,777	186,111,239
Cost of shares redeemed:
Standard Class	(69,034,462)	(68,174,676)
Service Class	(48,256,117)	(59,497,701)
	(117,290,579)	(127,672,377)
Increase (decrease) in net assets derived from capital share transactions	(81,910,802)	58,438,862
NET INCREASE (DECREASE) IN NET ASSETS	(189,524,395)	72,060,399
NET ASSETS:
Beginning of period	874,831,566	802,771,167
End of period	$ 685,307,171	$ 874,831,566
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund–19

LVIP JPMorgan High Yield Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan High Yield Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 10.804	$ 10.624	$ 10.558	$ 9.898	$ 10.802	$ 10.780
Income (loss) from investment operations:
Net investment income[2]	0.235	0.453	0.519	0.598	0.600	0.609
Net realized and unrealized gain (loss)	(1.639)	0.227	0.062	0.673	(0.885)	0.087
Total from investment operations	(1.404)	0.680	0.581	1.271	(0.285)	0.696
Less dividends and distributions from:
Net investment income	—	(0.499)	(0.515)	(0.611)	(0.619)	(0.674)
Return of capital	—	(0.001)	—	—	—	—
Total dividends and distributions	—	(0.500)	(0.515)	(0.611)	(0.619)	(0.674)
Net asset value, end of period	$ 9.400	$ 10.804	$ 10.624	$ 10.558	$ 9.898	$ 10.802
Total return[3]	(13.00%)	6.43%	5.56%	12.89%	(2.78%)	6.47%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 490,935	$624,429	$580,227	$604,222	$532,265	$601,921
Ratio of expenses to average net assets	0.67%	0.66%	0.68%	0.68%	0.68%	0.66%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.71%	0.70%	0.72%	0.72%	0.71%	0.70%
Ratio of net investment income to average net assets	4.62%	4.11%	5.05%	5.58%	5.57%	5.46%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.58%	4.07%	5.01%	5.54%	5.54%	5.42%
Portfolio turnover	8%	33%	43%	54%	46%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund–20

LVIP JPMorgan High Yield Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan High Yield Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 10.798	$ 10.619	$ 10.555	$ 9.896	$ 10.800	$ 10.778
Income (loss) from investment operations:
Net investment income[2]	0.222	0.424	0.492	0.571	0.573	0.581
Net realized and unrealized gain (loss)	(1.636)	0.227	0.061	0.672	(0.885)	0.087
Total from investment operations	(1.414)	0.651	0.553	1.243	(0.312)	0.668
Less dividends and distributions from:
Net investment income	—	(0.471)	(0.489)	(0.584)	(0.592)	(0.646)
Return of capital	—	(0.001)	—	—	—	—
Total dividends and distributions	—	(0.472)	(0.489)	(0.584)	(0.592)	(0.646)
Net asset value, end of period	$ 9.384	$ 10.798	$ 10.619	$ 10.555	$ 9.896	$ 10.800
Total return[3]	(13.10%)	6.16%	5.30%	12.61%	(3.03%)	6.22%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 194,372	$250,402	$222,544	$214,551	$181,982	$191,099
Ratio of expenses to average net assets	0.92%	0.91%	0.93%	0.93%	0.93%	0.91%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.96%	0.95%	0.97%	0.97%	0.96%	0.95%
Ratio of net investment income to average net assets	4.37%	3.86%	4.80%	5.33%	5.32%	5.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.33%	3.82%	4.76%	5.29%	5.29%	5.17%
Portfolio turnover	8%	33%	43%	54%	46%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund–21

LVIP JPMorgan High Yield Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan High Yield Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to
LVIP JPMorgan High Yield Fund–22

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Net Assets.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund’s average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $500 million.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.00% on the first $150 million of the Fund’s average daily net assets and 0.05% of the Fund’s average daily net assets in excess of $150 million.   The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$26,819
Legal	4,788
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,228 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP JPMorgan High Yield Fund–23

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$350,128
Distribution fees payable to LFD	42,275
Printing and mailing fees payable to Lincoln Life	4,228
Shareholder servicing fees payable to Lincoln Life	17,053
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$58,800,391
Sales	77,193,836
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$ 776,579,113
Aggregate unrealized appreciation of investments and derivatives	$ 9,914,511
Aggregate unrealized depreciation of investments and derivatives	(112,614,145)
Net unrealized depreciation of investments and derivatives	$(102,699,634)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP JPMorgan High Yield Fund–24

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bonds	$ —	$ 1,082,297	$ 403,230	$ 1,485,527
Corporate Bonds
Advertising	—	7,046,613	—	7,046,613
Aerospace & Defense	—	7,010,446	—	7,010,446
Airlines	—	5,990,334	—	5,990,334
Apparel	—	641,441	—	641,441
Auto Manufacturers	—	16,577,390	—	16,577,390
Auto Parts & Equipment	—	21,294,243	—	21,294,243
Banks	—	5,078,918	—	5,078,918
Beverages	—	1,250,310	—	1,250,310
Biotechnology	—	1,690,922	—	1,690,922
Building Materials	—	8,759,849	—	8,759,849
Chemicals	—	15,735,789	—	15,735,789
Commercial Services	—	27,096,641	—	27,096,641
Computers	—	8,203,787	—	8,203,787
Cosmetics & Personal Care	—	3,190,729	—	3,190,729
Distribution/Wholesale	—	1,378,632	—	1,378,632
Diversified Financial Services	—	10,208,564	—	10,208,564
Electric	—	7,616,185	—	7,616,185
Electrical Components & Equipment	—	6,026,440	—	6,026,440
Electronics	—	6,439,993	—	6,439,993
Engineering & Construction	—	5,042,502	—	5,042,502
Entertainment	—	23,878,578	—	23,878,578
Environmental Control	—	5,272,778	—	5,272,778
Food	—	14,535,895	—	14,535,895
Food Service	—	830,995	—	830,995
Forest Products & Paper	—	416,500	—	416,500
Gas	—	1,601,829	—	1,601,829
Health Care Products	—	6,582,151	—	6,582,151
Health Care Services	—	49,574,140	—	49,574,140
Home Furnishings	—	1,939,247	—	1,939,247
Household Products Wares	—	6,435,645	—	6,435,645
Housewares	—	3,580,305	—	3,580,305
Internet	—	9,004,873	—	9,004,873
Iron & Steel	—	4,692,932	—	4,692,932
Leisure Time	—	6,011,617	—	6,011,617
Lodging	—	9,630,954	—	9,630,954
Machinery Construction & Mining	—	1,944,230	—	1,944,230
Machinery Diversified	—	671,620	—	671,620
Media	—	76,452,468	—	76,452,468
Metal Fabricate & Hardware	—	557,822	—	557,822
Mining	—	6,681,911	—	6,681,911
Office Business Equipment	—	1,314,810	—	1,314,810
Oil & Gas	—	34,886,434	—	34,886,434
Oil & Gas Services	—	1,671,744	—	1,671,744
Packaging & Containers	—	14,735,172	—	14,735,172
Pharmaceuticals	—	24,992,088	—	24,992,088
Pipelines	—	35,131,476	—	35,131,476
Real Estate	—	1,603,580	—	1,603,580
Real Estate Investment Trusts	—	15,094,910	—	15,094,910
Retail	—	21,588,871	—	21,588,871
Semiconductors	—	5,875,489	—	5,875,489
Software	—	7,473,750	—	7,473,750
Telecommunications	—	58,869,482	792	58,870,274
Toys Games Hobbies	—	1,591,899	—	1,591,899
Transportation	—	65,583	—	65,583
Loan Agreements	—	31,305,290	362,459	31,667,749
LVIP JPMorgan High Yield Fund–25

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock	$ 9,563,050	$ 86,940	$3,052,392	$ 12,702,382
Preferred Stocks	—	—	3,832,816	3,832,816
Rights	—	—	241,953	241,953
Warrants	952,627	—	637,565	1,590,192
Money Market Fund	922,843	—	—	922,843
Total Investments	$11,438,520	$653,946,033	$8,531,207	$673,915,760
Derivatives:

Liabilities:
Swap Contract	$—	$(36,281)	$—	$(36,281)
During the six months ended June 30, 2022, there were no material transfers to or from Level 3 investments.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2022.
Asset Type	Fair Value at June 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Average)(c)
Common Stock	$ 3,052,392	Indicative Market Quote	Broker Quote	$1.00 - $262.50 ($63.13)
		Market Comparable Companies	Enterprise Value Ownership Percentage (b)	76.9% (N/A)
		Terms of Restructuring	Expected Recovery	$0.00 ($0.00)
Convertible Bonds	$ 403,230	Terms of Restructuring	Conversion Price	$14.00 (N/A)
Convertible Preferred Stock	$ 3,832,816	Indicative Market Quote	Broker Quote	$1.095 - $2,475.00 ($1720.12)
		Market Comparable Companies	EBITDA Multiple (b)	5.0x (N/A)
		Market Comparable Companies	Liquidity Discount (a)	30% (N/A)
Corporate Bonds	$ 792	Pending Distribution	Expected Recovery	$0.00-$0.01 ($0.01)
Loan Agreements	$ 362,459	Terms of Restructuring	Expected Recovery	10.9%-100% (93.4%)
Rights	$ 241,953	Indicative Market Quote	Broker Quote	$1.275 ($1.275)
		Pending Distribution	Expected Recovery	$0.01 ($0.01)
Warrants	$ 637,565	Indicative Market Quote	Broker Quote	$13.50 - $45.00 ($43.95)
Total	$ 8,531,207
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Unobservable inputs were weighted by the relative fair value of the instruments where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Bonds	Convertible Preferred Stock	Corporate Bonds	Loan Agreements	Rights	Warrants	Total
Balance as of 12/31/21	$ 2,791,069	$ —	$ 4,098,856	$ 9,383	$ 209,731	$ 261,707	$ 290,632	$ 7,661,378
Reclassifications	—	—	—	—	—	—	—	—
Purchases	6,811,820	—	—	—	261,860	—	—	7,073,680
Sales	—	(40)	—	(1,384)	(92,950)	—	—	(94,374)
Transfer In	—	365,295	—	98,440	—	—	—	463,735
Transfer Out	—	—	(365,295)	—	—	—	—	(365,295)
LVIP JPMorgan High Yield Fund–26

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Common Stock	Convertible Bonds	Convertible Preferred Stock	Corporate Bonds	Loan Agreements	Rights	Warrants	Total
Accretion/(amortization)	—	—	—	—	621	—	—	621
Net realized gain	—	(432)	—	—	—	—	—	(432)
Net change in unrealized appreciation(depreciation)	(6,550,497)	38,407	99,255	(105,647)	(16,803)	(19,754)	346,933	(6,208,106)
Balance as of 6/30/2022	$ 3,052,392	$ 403,230	$ 3,832,816	$ 792	$ 362,459	$ 241,953	$ 637,565	$ 8,531,207
Net change in unrealized appreciation (depreciation) from Level 3 Investments still held as of 6/30/2022	$(6,550,497)	$ 38,407	$ 99,255	$ 792	$ (97,010)	$ (19,754)	$ 346,933	$(6,181,874)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	1,172,857	6,791,841
Service Class	2,275,922	6,681,084
Shares reinvested:
Standard Class	—	2,578,764
Service Class	—	957,392
	3,448,779	17,009,081
Shares redeemed:
Standard Class	(6,745,235)	(6,187,020)
Service Class	(4,751,791)	(5,405,726)
	(11,497,026)	(11,592,746)
Net increase (decrease)	(8,048,247)	5,416,335
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
LVIP JPMorgan High Yield Fund–27

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
During the six months ended June 30, 2022, the Fund entered into CDS contracts as a seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the footnotes to the Statement of Net Assets, at June 30, 2022, the notional value of the protection sold was USD 990,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2022, net unrealized depreciation of the protection sold was $36,281.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2022, the Fund used CDS contracts to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Swap contracts (Credit contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(36,281)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	$2,312	$(36,281)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
CDS contracts (average notional value)**	$142,857	$(141,429)

LVIP JPMorgan High Yield Fund–28

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
**Long represents buying protection and short represents selling protection.
7. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan High Yield Fund–29

LVIP JPMorgan High Yield Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP JPMorgan High Yield Fund–30

LVIP JPMorgan Retirement Income Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP JPMorgan Retirement Income Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan Retirement Income Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$863.60	0.45%	$2.08
Service Class Shares	1,000.00	862.50	0.70%	3.23
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.60	0.45%	$2.26
Service Class Shares	1,000.00	1,021.30	0.70%	3.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP JPMorgan Retirement Income Fund–1

LVIP JPMorgan Retirement Income Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Investment Companies	98.47%
Equity Funds	24.70%
Fixed Income Funds	54.05%
International Equity Funds	11.17%
Money Market Funds	8.55%
Agency Collateralized Mortgage Obligation	0.00%
U.S. Treasury Obligation	0.58%
Total Investments	99.05%
Receivables and Other Assets Net of Liabilities	0.95%
Net Assets	100.00%
LVIP JPMorgan Retirement Income Fund–2

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–98.47%
Equity Funds–24.70%
JPMorgan BetaBuilders MSCI US REIT ETF	9,028	$ 792,929
JPMorgan BetaBuilders US Mid Cap Equity ETF	68,922	4,810,666
✧JPMorgan Equity Index Fund	531,410	30,200,042
JPMorgan Realty Income ETF	48,678	2,358,449
✧JPMorgan Small Cap Equity Fund	42,737	2,291,986
✧JPMorgan Small Cap Growth Fund	55,524	962,785
✧JPMorgan Small Cap Value Fund	37,276	937,104
✧JPMorgan U.S. Equity Fund	574,651	10,142,589
		52,496,550
Fixed Income Funds–54.05%
✧JPMorgan Core Bond Fund	6,720,826	71,173,546
✧JPMorgan Floating Rate Income Fund	956,864	7,894,127
✧JPMorgan High Yield Fund	2,518,934	15,491,447
JPMorgan High Yield Research Enhanced ETF	89,688	3,911,572
JPMorgan Inflation Managed Bond ETF	339,336	16,386,536
		114,857,228
International Equity Funds–11.17%
JPMorgan ActiveBuilders Emerging Markets Equity ETF	48,312	1,765,804
✧JPMorgan Emerging Markets Equity Fund	144,390	4,139,672
✧JPMorgan Emerging Markets Research Enhanced Equity Fund	234,675	3,686,741
✧JPMorgan International Equity Fund	376,315	5,990,930
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
JPMorgan International Research Enhanced Equity ETF	168,664	$ 8,145,560
		23,728,707
Money Market Funds–8.55%
JPMorgan Prime Money Market Fund - IM Shares (seven-day effective yield 1.52%)	18,096,891	18,100,511
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	67,488	67,488
		18,167,999
Total Investment Companies (Cost $206,446,202)		209,250,484

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.00%
•Fannie Mae REMICS Series 2013-57 FN 1.97% (LIBOR01M + 0.35%) 6/25/43	1,447	1,445
Total Agency Collateralized Mortgage Obligations (Cost $1,446)		1,445
U.S. TREASURY OBLIGATION–0.58%
U.S. Treasury Notes 0.13% 1/31/23	1,252,000	1,234,345
Total U.S. Treasury Obligation (Cost $1,249,151)		1,234,345

TOTAL INVESTMENTS–99.05% (Cost $207,696,799)	210,486,274
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.95%	2,012,473
NET ASSETS APPLICABLE TO 18,151,411 SHARES OUTSTANDING–100.00%	$212,498,747
NET ASSET VALUE PER SHARE–LVIP JPMORGAN RETIREMENT INCOME FUND STANDARD CLASS ($154,971,033 / 13,229,749 Shares)	$11.714
NET ASSET VALUE PER SHARE–LVIP JPMORGAN RETIREMENT INCOME FUND SERVICE CLASS ($57,527,714 / 4,921,662 Shares)	$11.689
LVIP JPMorgan Retirement Income Fund–3

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$212,773,832
Distributable earnings/(accumulated loss)	(275,085)
TOTAL NET ASSETS	$212,498,747

✧ Class R-6 shares.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
★ Includes $10,310 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $58,294 variation margin due from broker on futures contracts, $191,767 payable for fund shares redeemed, $81,197 other accrued expenses payable, $71,880 due to manager and affiliates and $6,437 due to custodian as of June 30, 2022.

The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contract:
51	U.S. Treasury 10 yr Notes	$ 6,045,094	$ 6,101,193	9/21/22	$ —	$ (56,099)
Equity Contracts:
(40)	Dow Jones U.S. Real Estate Index	(1,427,600)	(1,397,667)	9/16/22	—	(29,933)
51	E-mini MSCI EAFE Index	4,734,330	4,779,026	9/16/22	—	(44,696)
(32)	E-mini MSCI Emerging Markets Index	(1,604,320)	(1,602,999)	9/16/22	—	(1,321)
(12)	E-mini S&P 500 Index	(2,273,700)	(2,324,768)	9/16/22	51,068	—
					51,068	(75,950)
Total Futures Contracts					$51,068	$(132,049)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures from the date the contracts were opened through June 30, 2022.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund–4

LVIP JPMorgan Retirement Income Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Interest	$ 704,762
Dividends	559,445
Foreign taxes withheld	(1,673)
1,262,534
EXPENSES:
Management fees	797,088
Distribution fees-Service Class	71,680
Accounting and administration expenses	39,125
Shareholder servicing fees	30,821
Professional fees	28,463
Pricing fees	21,181
Custodian fees	8,950
Reports and statements to shareholders	6,109
Trustees’ fees and expenses	3,319
Consulting fees	1,222
Other	4,099
1,012,057
Less:
Management fees waived	(399,996)
Expenses reimbursed	(58,266)
Total operating expenses	553,795
NET INVESTMENT INCOME	708,739
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(7,018,601)
Distributions from investment companies	327,153
Futures contracts	(2,062,180)
Net realized loss	(8,753,628)
Net change in unrealized appreciation (depreciation) of:
Investments	(23,055,856)
Foreign currencies	18,485
Futures contracts	(593,708)
Net change in unrealized appreciation (depreciation)	(23,631,079)
NET REALIZED AND UNREALIZED LOSS	(32,384,707)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(31,675,968)
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 708,739	$ 4,131,329
Net realized gain (loss)	(8,753,628)	7,333,501
Net change in unrealized appreciation (depreciation)	(23,631,079)	1,943,115
Net increase (decrease) in net assets resulting from operations	(31,675,968)	13,407,945
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(5,949,514)
Service Class	—	(2,021,524)
	—	(7,971,038)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,734,655	5,183,606
Service Class	3,556,786	11,122,717
Net assets from merger:*
Standard Class	17,607,053	—
Service Class	5,462,960	—
Reinvestment of dividends and distributions:
Standard Class	—	5,949,515
Service Class	—	2,021,523
	28,361,454	24,277,361
Cost of shares redeemed:
Standard Class	(11,583,005)	(24,863,231)
Service Class	(5,238,053)	(11,890,499)
	(16,821,058)	(36,753,730)
Increase (decrease) in net assets derived from capital share transactions	11,540,396	(12,476,369)
NET DECREASE IN NET ASSETS	(20,135,572)	(7,039,462)
NET ASSETS:
Beginning of period	232,634,319	239,673,781
End of period	$212,498,747	$232,634,319

*	See Note 5 in Notes to Financial Statements.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund–5

LVIP JPMorgan Retirement Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Retirement Income Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17 [2]
Net asset value, beginning of period	$ 13.564	$ 13.267	$ 12.562	$ 11.370	$ 14.163	$ 13.548
Income (loss) from investment operations:
Net investment income[3]	0.046	0.245	0.256	0.330	0.310	0.316
Net realized and unrealized gain (loss)	(1.896)	0.532	0.928	1.254	(0.862)	1.162
Total from investment operations	(1.850)	0.777	1.184	1.584	(0.552)	1.478
Less dividends and distributions from:
Net investment income	—	(0.312)	(0.328)	(0.392)	(0.349)	(0.359)
Net realized gain	—	(0.168)	(0.151)	—	(1.892)	(0.504)
Total dividends and distributions	—	(0.480)	(0.479)	(0.392)	(2.241)	(0.863)
Net asset value, end of period	$ 11.714	$ 13.564	$ 13.267	$ 12.562	$ 11.370	$ 14.163
Total return[4]	(13.64%)	5.87%	9.48%	13.93%	(4.53%)	10.96%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 154,971	$170,271	$179,898	$183,336	$182,539	$223,079
Ratio of expenses to average net assets[5]	0.45%	0.52%	0.50%	0.47%	0.46%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.88%	0.87%	0.89%	0.88%	0.87%	0.89%
Ratio of net investment income to average net assets	0.74% [6]	1.80%	2.03%	2.69%	2.31%	2.22%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.31% [6]	1.45%	1.64%	2.28%	1.90%	1.87%
Portfolio turnover	73%	51%	44%	35%	44%	192%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2017, J.P. Morgan Investment Management, Inc. replaced Delaware Investments Fund Advisers and Jackson Square Partners, LLC as the Fund’s sub-adviser.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund–6

LVIP JPMorgan Retirement Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Retirement Income Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17 [2]
Net asset value, beginning of period	$ 13.552	$ 13.256	$ 12.554	$ 11.367	$ 14.161	$ 13.548
Income (loss) from investment operations:
Net investment income[3]	0.030	0.211	0.224	0.300	0.275	0.281
Net realized and unrealized gain (loss)	(1.893)	0.531	0.925	1.250	(0.859)	1.159
Total from investment operations	(1.863)	0.742	1.149	1.550	(0.584)	1.440
Less dividends and distributions from:
Net investment income	—	(0.278)	(0.296)	(0.363)	(0.318)	(0.323)
Net realized gain	—	(0.168)	(0.151)	—	(1.892)	(0.504)
Total dividends and distributions	—	(0.446)	(0.447)	(0.363)	(2.210)	(0.827)
Net asset value, end of period	$ 11.689	$ 13.552	$ 13.256	$ 12.554	$ 11.367	$ 14.161
Total return[4]	(13.75%)	5.60%	9.21%	13.64%	(4.76%)	10.68%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 57,528	$62,363	$59,776	$ 56,258	$ 42,968	$ 44,746
Ratio of expenses to average net assets[5]	0.70%	0.77%	0.75%	0.72%	0.71%	0.79%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.13%	1.12%	1.14%	1.13%	1.12%	1.14%
Ratio of net investment income to average net assets	0.49% [6]	1.55%	1.78%	2.44%	2.06%	1.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.06% [6]	1.20%	1.39%	2.03%	1.65%	1.62%
Portfolio turnover	73%	51%	44%	35%	44%	192%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2017, J.P. Morgan Investment Management, Inc. replaced Delaware Investments Fund Advisers and Jackson Square Partners, LLC as the Fund’s sub-adviser.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund–7

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Retirement Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests a substantial portion of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), advised by J.P. Morgan or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may also invest in individual securities. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek to provide current income and some capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by and using methods approved by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as review of information, assumptions, sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition or suspension of trading in a security, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
LVIP JPMorgan Retirement Income Fund–8

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. Effective April 1,2022, the waiver amount is 0.45% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to April 1,2022, the waiver amount was 0.307% of the Fund’s average daily net assets.
Effective April 1,2022, LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.38% of the Fund’s average daily net assets for the Standard Class and 0.63% for the Service Class. The waiver and/or reimbursement is accrued daily and received monthly. This agreement will continue through at least June 10, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   Prior to April 1,2022, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses were not to exceed 0.523% the Fund’s average daily net assets for the Standard Class and 0.773% for the Service Class.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed Fund expenses.
LVIP JPMorgan Retirement Income Fund–9

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	2024	Total
LIAC	$ 72,128	$ 148,631	$ 97,475	$ 318,234
J.P. Morgan Investment Management, Inc. (“JPM”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays JPM a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$7,104
Legal	1,279
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,212 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$10,310
Management fees payable to LIAC	52,513
Distribution fees payable to LFD	12,008
Printing and mailing fees payable to Lincoln Life	2,216
Shareholder servicing fees payable to Lincoln Life	5,143
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$164,190,036
Purchases of U.S. government securities	4,359,344
Sales other than U.S. government securities	112,575,664
Sales of U.S. government securities	43,759,619
LVIP JPMorgan Retirement Income Fund–10

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$207,696,799
Aggregate unrealized appreciation of investments and derivatives	$ 8,773,826
Aggregate unrealized depreciation of investments and derivatives	(5,984,351)
Net unrealized appreciation of investments and derivatives	$ 2,789,475
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$209,250,484	$ —	$—	$209,250,484
Agency Collateralized Mortgage Obligation	—	1,445	—	1,445
U.S. Treasury Obligation	—	1,234,345	—	1,234,345
Total Investments	$209,250,484	$1,235,790	$—	$210,486,274
Derivatives:

Assets:
Futures Contract	$ 51,068	$—	$—	$ 51,068
Liabilities:
Futures Contracts	$(132,049)	$—	$—	$(132,049)
There were no Level 3 investments at the beginning or end of the period.
LVIP JPMorgan Retirement Income Fund–11

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	136,922	381,906
Service Class	281,083	818,551
Shares reinvested:
Standard Class	—	436,129
Service Class	—	148,348
Shares from merger:
Standard Class	1,477,474	—
Service Class	459,342	—
	2,354,821	1,784,934
Shares redeemed:
Standard Class	(937,690)	(1,824,509)
Service Class	(420,607)	(874,450)
	(1,358,297)	(2,698,959)
Net increase (decrease)	996,524	(914,025)
5.  Fund Merger
As of the close of business on June 10, 2022, the Fund acquired all of the assets and liabilities of the LVIP T. Rowe Price 2010 Fund (“Acquired Fund”), an open-end investment company, in exchange for the shares of the LVIP JPMorgan Retirement Income Fund (“Acquiring Fund”) pursuant to a Plan and Agreement of Reorganization (“Reorganization”). The purpose of the Reorganization was to combine 2 funds managed by LIAC with comparable investment objectives and strategies. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Acquiring Fund reflected the historical basis of the assets of the Acquired Fund as of the date of the Reorganization. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and assets received and shares issued by the Acquiring Fund were recorded at fair value. The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization, as shown in the following table:
	Acquired Fund Shares Outstanding	Acquiring Fund	Shares Converted to Aquiring Fund	Aquired Fund Net Assets	Conversion Ratio
Acquired Fund - Standard Class	2,121,319	Standard Class	1,477,474	$17,607,053	0.696
Acquired Fund - Service Class	658,987	Service Class	459,342	5,462,960	0.697
The net assets of the Acquiring Fund before the acquisition were $197,169,628. The net assets of the Acquiring Fund immediately following the acquisition were $ 220,239,640.
If the acquisition had been completed on January 1, 2022, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended June 30, 2022, would have been as follows (unaudited):
Net investment income (loss)	$ 737,130(a)
Net realized gain (loss)	(7,152,290) (b)
Net change in unrealized appreciation (depreciation)	(16,729,455) (c)
Net decrease in net assets resulting from operations	$(23,144,615)

(a)	$708,739, as reported in the Statement of Operations, plus $28,391 Net investment income (loss) from Acquired Fund pre-merger.
(b)	$(8,753,628), as reported in the Statement of Operations, plus $1,601,339 Net realized gain (loss) from Acquired Fund pre-merger.
(c)	$(23,631,079), as reported in the Statement of Operations, plus $6,901,623 Net change in unrealized appreciation (depreciation) from Acquired Fund pre-merger.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s statement of operations since June 13, 2022.
LVIP JPMorgan Retirement Income Fund–12

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
6. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
7. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2022, the Fund pledged securities with a value of $0 as collateral for futures contracts.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to facilitate investments in portfolio securities and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$51,068	Receivables and other assets net of liabilities	$ (75,950)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(56,099)
Total		$51,068		$(132,049)
LVIP JPMorgan Retirement Income Fund–13

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 7. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,498,310)	$(472,536)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(563,870)	(121,172)
Total		$(2,062,180)	$(593,708)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$17,397,856	$1,995,651
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal
LVIP JPMorgan Retirement Income Fund–14

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2022. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Retirement Income Fund–15

LVIP JPMorgan Retirement Income Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP JPMorgan Retirement Income Fund–16

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$869.60	0.77%	$3.57
Service Class Shares	1,000.00	868.50	1.02%	4.73
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.00	0.77%	$3.86
Service Class Shares	1,000.00	1,019.70	1.02%	5.11

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	89.92%
Aerospace & Defense	0.37%
Air Freight & Logistics	0.09%
Airlines	0.47%
Auto Components	0.04%
Automobiles	0.13%
Banks	7.17%
Beverages	1.10%
Biotechnology	0.82%
Building Products	2.09%
Capital Markets	5.04%
Chemicals	1.64%
Commercial Services & Supplies	0.30%
Communications Equipment	1.20%
Construction & Engineering	0.13%
Construction Materials	0.58%
Consumer Finance	0.91%
Containers & Packaging	1.53%
Distributors	1.37%
Diversified Consumer Services	0.16%
Diversified Financial Services	0.48%
Diversified Telecommunication Services	0.44%
Electric Utilities	3.52%
Electrical Equipment	2.39%
Electronic Equipment, Instruments & Components	2.08%
Energy Equipment & Services	0.11%
Entertainment	0.78%
Equity Real Estate Investment Trusts	8.66%
Food & Staples Retailing	1.44%
Food Products	1.02%
Gas Utilities	0.64%
Health Care Equipment & Supplies	1.07%
Health Care Providers & Services	4.61%
Hotels, Restaurants & Leisure	1.12%
Household Durables	1.57%
Household Products	0.51%
Independent Power and Renewable Electricity Producers	0.28%
Insurance	4.75%
Interactive Media & Services	1.29%
Internet & Direct Marketing Retail	0.17%
IT Services	1.72%
Leisure Products	0.08%
Life Sciences Tools & Services	0.89%
Machinery	4.48%
Media	1.69%
Security Type/Sector	Percentage of Net Assets
Metals & Mining	0.56%
Mortgage Real Estate Investment Trusts (REITs)	0.03%
Multiline Retail	0.39%
Multi-Utilities	2.88%
Oil, Gas & Consumable Fuels	3.20%
Paper & Forest Products	0.08%
Personal Products	0.19%
Pharmaceuticals	1.49%
Professional Services	0.82%
Real Estate Management & Development	0.78%
Road & Rail	0.29%
Semiconductors & Semiconductor Equipment	0.66%
Software	2.18%
Specialty Retail	2.29%
Technology Hardware, Storage & Peripherals	0.53%
Textiles, Apparel & Luxury Goods	1.56%
Thrifts & Mortgage Finance	0.44%
Tobacco	0.30%
Trading Companies & Distributors	0.28%
Water Utilities	0.04%
Money Market Fund	7.24%
Total Investments	97.16%
Receivables and Other Assets Net of Liabilities	2.84%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Ameriprise Financial, Inc.	1.71%
CMS Energy Corp.	1.29%
M&T Bank Corp.	1.27%
Xcel Energy, Inc.	1.26%
Laboratory Corp. of America Holdings	1.22%
WEC Energy Group, Inc.	1.13%
AmerisourceBergen Corp.	1.08%
AutoZone, Inc.	1.07%
Motorola Solutions, Inc.	1.07%
Loews Corp.	1.05%
Total	12.15%

IT–Information Technology

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–89.92%
Aerospace & Defense–0.37%
Curtiss-Wright Corp.	4,258	$ 562,311
HEICO Corp. Class A	1,615	170,189
Lockheed Martin Corp.	820	352,567
Raytheon Technologies Corp.	6,670	641,054
Textron, Inc.	6,583	402,024
		2,128,145
Air Freight & Logistics–0.09%
CH Robinson Worldwide, Inc.	1,762	178,614
Expeditors International of Washington, Inc.	3,720	362,551
		541,165
Airlines–0.47%
†Alaska Air Group, Inc.	3,426	137,211
†Copa Holdings SA Class A	4,209	266,725
†Delta Air Lines, Inc.	19,062	552,226
†Southwest Airlines Co.	48,276	1,743,729
		2,699,891
Auto Components–0.04%
†Aptiv PLC	2,890	257,412
		257,412
Automobiles–0.13%
Ford Motor Co.	46,887	521,852
†General Motors Co.	7,970	253,127
		774,979
Banks–7.17%
Bank of America Corp.	69,350	2,158,866
Bank OZK	1,175	44,098
Citizens Financial Group, Inc.	133,300	4,757,477
Comerica, Inc.	5,450	399,921
East West Bancorp, Inc.	4,209	272,743
Fifth Third Bancorp	149,571	5,025,586
First Citizens BancShares, Inc. Class A	3,360	2,196,701
First Horizon Corp.	7,929	173,328
First Republic Bank	4,610	664,762
FNB Corp.	9,691	105,244
Huntington Bancshares, Inc.	462,979	5,569,637
KeyCorp	4,992	86,012
M&T Bank Corp.	45,978	7,328,433
PacWest Bancorp	3,034	80,886
Pinnacle Financial Partners, Inc.	1,370	99,065
Popular, Inc.	11,453	881,079
Regions Financial Corp.	248,394	4,657,388
Signature Bank	1,370	245,518
†SVB Financial Group	1,470	580,635
Synovus Financial Corp.	2,153	77,616
Truist Financial Corp.	4,390	208,218
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Webster Financial Corp.	2,703	$ 113,931
Wells Fargo & Co.	42,190	1,652,582
Western Alliance Bancorp	4,219	297,861
Wintrust Financial Corp.	3,720	298,158
Zions Bancorp NA	67,132	3,417,019
		41,392,764
Beverages–1.10%
†Boston Beer Co., Inc. Class A	220	66,653
Constellation Brands, Inc. Class A	12,508	2,915,115
Keurig Dr Pepper, Inc.	71,038	2,514,035
PepsiCo, Inc.	4,990	831,633
		6,327,436
Biotechnology–0.82%
AbbVie, Inc.	8,215	1,258,209
†Alnylam Pharmaceuticals, Inc.	538	78,467
Amgen, Inc.	2,380	579,054
†BioMarin Pharmaceutical, Inc.	1,175	97,372
†Exelixis, Inc.	2,056	42,806
Gilead Sciences, Inc.	13,670	844,943
†Horizon Therapeutics PLC	4,077	325,182
†Incyte Corp.	734	55,762
†Mirati Therapeutics, Inc.	2,447	164,267
†Neurocrine Biosciences, Inc.	1,273	124,092
†Regeneron Pharmaceuticals, Inc.	670	396,057
†Ultragenyx Pharmaceutical, Inc.	3,622	216,089
†United Therapeutics Corp.	1,468	345,920
†Vertex Pharmaceuticals, Inc.	780	219,796
		4,748,016
Building Products–2.09%
†Builders FirstSource, Inc.	5,216	280,099
Carlisle Cos., Inc.	21,883	5,221,503
Fortune Brands Home & Security, Inc.	68,914	4,126,570
Johnson Controls International PLC	20,251	969,618
Trane Technologies PLC	11,097	1,441,167
		12,038,957
Capital Markets–5.04%
Affiliated Managers Group, Inc.	3,600	419,760
Ameriprise Financial, Inc.	41,402	9,840,427
Ares Management Corp. Class A	1,370	77,898
Charles Schwab Corp.	8,720	550,930
Evercore, Inc. Class A	392	36,695
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Interactive Brokers Group, Inc. Class A	1,468	$ 80,755
Jefferies Financial Group, Inc.	6,570	181,463
KKR & Co., Inc.	4,601	212,980
LPL Financial Holdings, Inc.	4,740	874,435
Morgan Stanley	6,180	470,051
Morningstar, Inc.	930	224,902
Northern Trust Corp.	40,919	3,947,865
Raymond James Financial, Inc.	49,643	4,438,581
S&P Global, Inc.	1,632	550,082
State Street Corp.	51,832	3,195,443
Stifel Financial Corp.	1,762	98,707
T Rowe Price Group, Inc.	29,465	3,347,519
Virtu Financial, Inc. Class A	24,275	568,278
		29,116,771
Chemicals–1.64%
†Axalta Coating Systems Ltd.	1,664	36,791
Celanese Corp.	19,288	2,268,462
CF Industries Holdings, Inc.	8,772	752,024
Chemours Co.	5,677	181,778
DuPont de Nemours, Inc.	6,740	374,609
Eastman Chemical Co.	6,269	562,768
Huntsman Corp.	22,624	641,390
Linde PLC	840	241,525
LyondellBasell Industries NV Class A	905	79,151
RPM International, Inc.	43,778	3,446,204
Scotts Miracle-Gro Co.	1,664	131,439
Valvoline, Inc.	11,844	341,463
Westlake Corp.	4,018	393,844
		9,451,448
Commercial Services & Supplies–0.30%
†IAA, Inc.	3,328	109,059
Republic Services, Inc.	10,507	1,375,051
Waste Management, Inc.	1,530	234,059
		1,718,169
Communications Equipment–1.20%
†Ciena Corp.	6,950	317,615
Cisco Systems, Inc.	6,010	256,266
†Lumentum Holdings, Inc.	2,545	202,124
Motorola Solutions, Inc.	29,454	6,173,559
		6,949,564
Construction & Engineering–0.13%
AECOM	4,111	268,120
MDU Resources Group, Inc.	11,061	298,536
Quanta Services, Inc.	1,660	208,064
		774,720
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.58%
Martin Marietta Materials, Inc.	11,098	$ 3,320,966
		3,320,966
Consumer Finance–0.91%
Ally Financial, Inc.	13,508	452,653
American Express Co.	3,470	481,012
Capital One Financial Corp.	2,970	309,444
Discover Financial Services	33,709	3,188,197
SLM Corp.	19,306	307,738
Synchrony Financial	18,021	497,740
		5,236,784
Containers & Packaging–1.53%
=†Ardagh Group SA	3,700	91,575
Avery Dennison Corp.	504	81,582
†Berry Global Group, Inc.	15,418	842,440
Crown Holdings, Inc.	1,566	144,338
Graphic Packaging Holding Co.	11,303	231,711
Packaging Corp. of America	26,630	3,661,625
Silgan Holdings, Inc.	91,862	3,798,494
		8,851,765
Distributors–1.37%
Genuine Parts Co.	20,688	2,751,504
LKQ Corp.	104,732	5,141,294
		7,892,798
Diversified Consumer Services–0.16%
H&R Block, Inc.	16,400	579,248
Service Corp. International	4,567	315,671
		894,919
Diversified Financial Services–0.48%
Apollo Global Management, Inc.	5,511	267,173
†Berkshire Hathaway, Inc. Class B	5,550	1,515,261
Equitable Holdings, Inc.	17,423	454,218
Voya Financial, Inc.	9,374	558,034
		2,794,686
Diversified Telecommunication Services–0.44%
Lumen Technologies, Inc.	30,932	337,468
Verizon Communications, Inc.	43,600	2,212,700
		2,550,168
Electric Utilities–3.52%
Duke Energy Corp.	13,325	1,428,573
Edison International	41,812	2,644,191
Entergy Corp.	48,196	5,428,798
Evergy, Inc.	1,958	127,760

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Exelon Corp.	26,870	$ 1,217,748
FirstEnergy Corp.	1,175	45,108
NextEra Energy, Inc.	11,450	886,917
NRG Energy, Inc.	17,032	650,111
OGE Energy Corp.	6,265	241,578
†PG&E Corp.	3,426	34,192
Southern Co.	5,060	360,829
Xcel Energy, Inc.	102,599	7,259,905
		20,325,710
Electrical Equipment–2.39%
Acuity Brands, Inc.	25,862	3,983,782
AMETEK, Inc.	34,009	3,737,249
Eaton Corp. PLC	7,710	971,383
Hubbell, Inc.	26,472	4,727,370
nVent Electric PLC	12,354	387,051
		13,806,835
Electronic Equipment, Instruments & Components–2.08%
Amphenol Corp. Class A	47,334	3,047,363
†Arrow Electronics, Inc.	4,062	455,310
CDW Corp.	22,763	3,586,538
Corning, Inc.	11,746	370,116
Jabil, Inc.	48,379	2,477,489
TD SYNNEX Corp.	22,965	2,092,111
		12,028,927
Energy Equipment & Services–0.11%
Baker Hughes Co.	5,579	161,066
Halliburton Co.	14,851	465,727
		626,793
Entertainment–0.78%
Activision Blizzard, Inc.	1,126	87,671
Electronic Arts, Inc.	3,300	401,445
†Roku, Inc.	1,713	140,706
†Spotify Technology SA	1,028	96,457
†Take-Two Interactive Software, Inc.	26,344	3,227,930
†Walt Disney Co.	4,440	419,136
†Warner Bros Discovery, Inc.	7,831	105,092
		4,478,437
Equity Real Estate Investment Trusts–8.66%
Alexandria Real Estate Equities, Inc.	1,126	163,304
†American Campus Communities, Inc.	1,958	126,232
American Homes 4 Rent Class A	101,548	3,598,861
Apartment Income REIT Corp.	979	40,726
AvalonBay Communities, Inc.	17,984	3,493,392
Boston Properties, Inc.	34,232	3,045,963
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Brixmor Property Group, Inc.	134,951	$ 2,727,360
Camden Property Trust	3,323	446,877
Cousins Properties, Inc.	3,426	100,142
CubeSmart	2,643	112,909
Digital Realty Trust, Inc.	2,630	341,453
Duke Realty Corp.	3,426	188,259
Equity LifeStyle Properties, Inc.	1,747	123,111
Equity Residential	2,178	157,295
Essex Property Trust, Inc.	10,024	2,621,376
Federal Realty OP LP	16,762	1,604,794
First Industrial Realty Trust, Inc.	3,328	158,013
Gaming & Leisure Properties, Inc.	22,585	1,035,748
Healthcare Trust of America, Inc. Class A	2,153	60,090
Highwoods Properties, Inc.	3,132	107,083
Host Hotels & Resorts, Inc.	92,937	1,457,252
Invitation Homes, Inc.	18,759	667,445
JBG SMITH Properties	56,093	1,326,039
Kilroy Realty Corp.	2,839	148,565
Kimco Realty Corp.	129,148	2,553,256
Life Storage, Inc.	4,973	555,285
Mid-America Apartment Communities, Inc.	12,372	2,161,017
Prologis, Inc.	2,990	351,773
Rayonier, Inc.	102,731	3,840,085
Realty Income Corp.	1,772	120,957
Regency Centers Corp.	33,813	2,005,449
Rexford Industrial Realty, Inc.	38,615	2,223,838
Simon Property Group, Inc.	1,664	157,947
Spirit Realty Capital, Inc.	2,105	79,527
Sun Communities, Inc.	14,227	2,267,215
UDR, Inc.	2,741	126,196
Ventas, Inc.	32,176	1,654,812
VICI Properties, Inc.	23,118	688,685
Weyerhaeuser Co.	129,598	4,292,286
WP Carey, Inc.	36,510	3,025,219
		49,955,836
Food & Staples Retailing–1.44%
Albertsons Cos., Inc. Class A	34,550	923,176
Costco Wholesale Corp.	560	268,397
Kroger Co.	70,678	3,345,190
†U.S. Foods Holding Corp.	100,289	3,076,866
Walmart, Inc.	5,760	700,301
		8,313,930
Food Products–1.02%
Archer-Daniels-Midland Co.	10,474	812,782
Bunge Ltd.	2,220	201,332
Conagra Brands, Inc.	4,405	150,827

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Hershey Co.	1,566	$ 336,941
Lamb Weston Holdings, Inc.	2,007	143,420
†Pilgrim's Pride Corp.	14,585	455,490
†Post Holdings, Inc.	36,064	2,969,870
Tyson Foods, Inc. Class A	9,649	830,393
		5,901,055
Gas Utilities–0.64%
National Fuel Gas Co.	55,988	3,698,007
		3,698,007
Health Care Equipment & Supplies–1.07%
†Align Technology, Inc.	489	115,732
†Boston Scientific Corp.	18,470	688,377
Cooper Cos., Inc.	489	153,116
DENTSPLY SIRONA, Inc.	2,349	83,930
†Hologic, Inc.	14,014	971,170
Teleflex, Inc.	587	144,314
Zimmer Biomet Holdings, Inc.	38,424	4,036,825
		6,193,464
Health Care Providers & Services–4.61%
AmerisourceBergen Corp.	44,240	6,259,075
†Centene Corp.	4,010	339,286
Cigna Corp.	1,890	498,053
†DaVita, Inc.	1,860	148,726
Elevance Health, Inc.	2,500	1,206,450
†Henry Schein, Inc.	63,749	4,892,098
Laboratory Corp. of America Holdings	30,024	7,036,425
McKesson Corp.	6,441	2,101,119
†Molina Healthcare, Inc.	1,370	383,066
Premier, Inc. Class A	7,733	275,913
Quest Diagnostics, Inc.	1,811	240,827
UnitedHealth Group, Inc.	2,040	1,047,805
Universal Health Services, Inc. Class B	21,678	2,183,191
		26,612,034
Hotels, Restaurants & Leisure–1.12%
†Chipotle Mexican Grill, Inc.	480	627,485
Darden Restaurants, Inc.	16,451	1,860,937
Domino's Pizza, Inc.	720	280,591
†Expedia Group, Inc.	18,221	1,727,897
MGM Resorts International	9,397	272,043
†Six Flags Entertainment Corp.	25,861	561,184
Travel & Leisure Co.	21,189	822,557
Wyndham Hotels & Resorts, Inc.	4,601	302,378
		6,455,072
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–1.57%
Lennar Corp. Class A	4,503	$ 317,777
†Mohawk Industries, Inc.	23,179	2,876,282
Newell Brands, Inc.	243,121	4,629,024
PulteGroup, Inc.	2,153	85,323
Tempur Sealy International, Inc.	1,566	33,465
Toll Brothers, Inc.	15,857	707,222
Whirlpool Corp.	2,640	408,857
		9,057,950
Household Products–0.51%
Energizer Holdings, Inc.	53,834	1,526,194
Procter & Gamble Co.	9,770	1,404,828
		2,931,022
Independent Power and Renewable Electricity Producers–0.28%
AES Corp.	40,035	841,135
Vistra Corp.	33,477	764,950
		1,606,085
Insurance–4.75%
†Alleghany Corp.	2,794	2,327,681
American Financial Group, Inc.	1,610	223,484
†Arch Capital Group Ltd.	77,893	3,543,353
Arthur J Gallagher & Co.	3,695	602,433
Assurant, Inc.	920	159,022
Axis Capital Holdings Ltd.	783	44,701
Chubb Ltd.	2,020	397,092
Everest Re Group Ltd.	930	260,660
Fidelity National Financial, Inc.	4,650	171,864
Hartford Financial Services Group, Inc.	70,117	4,587,755
Loews Corp.	102,478	6,072,846
MetLife, Inc.	4,670	293,229
Progressive Corp.	10,370	1,205,720
Prudential Financial, Inc.	5,960	570,253
RenaissanceRe Holdings Ltd.	18,062	2,824,355
Travelers Cos., Inc.	2,460	416,060
W R Berkley Corp.	54,352	3,710,068
		27,410,576
Interactive Media & Services–1.29%
†Alphabet, Inc. Class A	440	958,875
†Alphabet, Inc. Class C	465	1,017,164
†Bumble, Inc. Class A	9,761	274,772
†IAC/InterActiveCorp	46,820	3,556,916
†Match Group, Inc.	2,631	183,354
†Meta Platforms, Inc. Class A	7,500	1,209,375
†Pinterest, Inc. Class A	2,056	37,337
†Twitter, Inc.	5,824	217,759
		7,455,552

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail–0.17%
†Amazon.com, Inc.	4,740	$ 503,435
eBay, Inc.	11,150	464,621
		968,056
IT Services–1.72%
Accenture PLC Class A	1,670	463,676
Amdocs Ltd.	8,250	687,307
Fidelity National Information Services, Inc.	3,157	289,402
†FleetCor Technologies, Inc.	19,873	4,175,516
Global Payments, Inc.	1,661	183,773
†Globant SA	685	119,190
†GoDaddy, Inc. Class A	42,596	2,962,978
Mastercard, Inc. Class A	870	274,468
†MongoDB, Inc.	1,126	292,197
†Toast, Inc. Class A	7,733	100,065
†Twilio, Inc. Class A	1,077	90,263
†VeriSign, Inc.	1,811	303,035
		9,941,870
Leisure Products–0.08%
Brunswick Corp.	5,540	362,205
†Mattel, Inc.	5,677	126,768
		488,973
Life Sciences Tools & Services–0.89%
†10X Genomics, Inc. Class A	294	13,304
Agilent Technologies, Inc.	16,402	1,948,066
†Avantor, Inc.	3,622	112,644
†Bio-Rad Laboratories, Inc. Class A	367	181,665
Bio-Techne Corp.	269	93,246
†Charles River Laboratories International, Inc.	1,346	288,004
†IQVIA Holdings, Inc.	3,630	787,674
†Maravai LifeSciences Holdings, Inc. Class A	3,524	100,117
PerkinElmer, Inc.	783	111,358
†QIAGEN NV	2,937	138,626
†Repligen Corp.	98	15,915
†Syneos Health, Inc.	3,622	259,625
Thermo Fisher Scientific, Inc.	1,740	945,307
†Waters Corp.	392	129,744
		5,125,295
Machinery–4.48%
Allison Transmission Holdings, Inc.	24,100	926,645
Crane Holdings Co.	4,278	374,582
Deere & Co.	485	145,243
Fortive Corp.	2,056	111,805
IDEX Corp.	16,847	3,059,921
Ingersoll Rand, Inc.	5,594	235,396
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
ITT, Inc.	54,741	$ 3,680,785
Lincoln Electric Holdings, Inc.	34,256	4,225,820
†Middleby Corp.	26,993	3,383,842
Otis Worldwide Corp.	8,650	611,295
PACCAR, Inc.	7,439	612,527
Parker-Hannifin Corp.	3,395	835,340
Snap-on, Inc.	23,627	4,655,228
Timken Co.	53,250	2,824,912
Westinghouse Air Brake Technologies Corp.	1,762	144,625
		25,827,966
Media–1.69%
†Charter Communications, Inc. Class A	1,680	787,131
Comcast Corp. Class A	5,830	228,769
Fox Corp. Class B	19,479	578,526
†Liberty Broadband Corp. Class C	33,053	3,822,249
†Liberty Media Corp.-Liberty SiriusXM Class C	97,590	3,518,120
News Corp. Class A	8,124	126,572
Nexstar Media Group, Inc. Class A	2,556	416,321
Omnicom Group, Inc.	4,310	274,159
		9,751,847
Metals & Mining–0.56%
Alcoa Corp.	2,839	129,402
Freeport-McMoRan, Inc.	64,262	1,880,306
Newmont Corp.	1,301	77,631
Nucor Corp.	881	91,985
Reliance Steel & Aluminum Co.	2,496	423,971
Steel Dynamics, Inc.	9,583	633,915
		3,237,210
Mortgage Real Estate Investment Trusts (REITs)–0.03%
New Residential Investment Corp.	15,929	148,458
		148,458
Multiline Retail–0.39%
Kohl's Corp.	43,734	1,560,867
Macy's, Inc.	17,945	328,752
Target Corp.	2,460	347,426
		2,237,045
Multi-Utilities–2.88%
Ameren Corp.	1,860	168,070
CenterPoint Energy, Inc.	1,928	57,030
CMS Energy Corp.	110,411	7,452,742
DTE Energy Co.	1,664	210,912

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
NiSource, Inc.	2,839	$ 83,722
Sempra Energy	14,203	2,134,285
WEC Energy Group, Inc.	64,828	6,524,290
		16,631,051
Oil, Gas & Consumable Fuels–3.20%
APA Corp.	16,445	573,931
Cheniere Energy, Inc.	12,504	1,663,407
Chevron Corp.	4,360	631,241
Coterra Energy, Inc.	166,253	4,287,665
Devon Energy Corp.	8,408	463,365
Diamondback Energy, Inc.	22,836	2,766,581
EOG Resources, Inc.	7,430	820,569
Exxon Mobil Corp.	14,180	1,214,375
Kinder Morgan, Inc.	35,230	590,455
Marathon Oil Corp.	13,508	303,660
Marathon Petroleum Corp.	7,058	580,238
Pioneer Natural Resources Co.	1,664	371,205
Targa Resources Corp.	4,544	271,140
Valero Energy Corp.	617	65,575
Williams Cos., Inc.	123,441	3,852,594
		18,456,001
Paper & Forest Products–0.08%
Louisiana-Pacific Corp.	9,094	476,617
		476,617
Personal Products–0.19%
†BellRing Brands, Inc.	43,729	1,088,415
		1,088,415
Pharmaceuticals–1.49%
Bristol-Myers Squibb Co.	15,170	1,168,090
†Jazz Pharmaceuticals PLC	24,011	3,745,956
Johnson & Johnson	4,310	765,068
Merck & Co., Inc.	2,600	237,042
Pfizer, Inc.	36,030	1,889,053
†Sarepta Therapeutics, Inc.	9,128	684,235
Viatris, Inc.	9,005	94,282
		8,583,726
Professional Services–0.82%
Booz Allen Hamilton Holding Corp.	4,200	379,512
†FTI Consulting, Inc.	2,349	424,817
Leidos Holdings, Inc.	31,632	3,185,659
ManpowerGroup, Inc.	8,008	611,891
TransUnion	1,860	148,781
		4,750,660
Real Estate Management & Development–0.78%
†CBRE Group, Inc. Class A	52,794	3,886,166
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
†Jones Lang LaSalle, Inc.	3,399	$ 594,349
		4,480,515
Road & Rail–0.29%
CSX Corp.	10,120	294,087
Knight-Swift Transportation Holdings, Inc.	14,580	674,908
Landstar System, Inc.	1,135	165,052
Norfolk Southern Corp.	1,450	329,571
Schneider National, Inc. Class B	6,363	142,404
†XPO Logistics, Inc.	1,664	80,138
		1,686,160
Semiconductors & Semiconductor Equipment–0.66%
†Enphase Energy, Inc.	1,664	324,879
Lam Research Corp.	2,523	1,075,176
Marvell Technology, Inc.	9,593	417,583
Microchip Technology, Inc.	3,440	199,795
NXP Semiconductors NV	2,730	404,122
†ON Semiconductor Corp.	11,257	566,340
†Qorvo, Inc.	1,580	149,026
QUALCOMM, Inc.	3,290	420,265
Skyworks Solutions, Inc.	2,777	257,261
		3,814,447
Software–2.18%
†Avalara, Inc.	1,664	117,478
†Bill.com Holdings, Inc.	587	64,535
†Black Knight, Inc.	1,782	116,525
†Cadence Design Systems, Inc.	4,831	724,795
†Crowdstrike Holdings, Inc. Class A	392	66,076
†Dropbox, Inc. Class A	6,950	145,880
†Elastic NV	1,860	125,866
†Five9, Inc.	1,762	160,589
†Freshworks, Inc. Class A	7,733	101,689
†HashiCorp, Inc. Class A	923	27,173
†HubSpot, Inc.	979	294,336
Intuit, Inc.	890	343,042
Microsoft Corp.	3,450	886,063
†NCR Corp.	26,086	811,535
†New Relic, Inc.	5,971	298,849
NortonLifeLock, Inc.	169,533	3,722,945
Oracle Corp.	10,940	764,378
†Palo Alto Networks, Inc.	832	410,958
†Qualtrics International, Inc. Class A	13,880	173,639
†Smartsheet, Inc. Class A	7,635	239,968
†Synopsys, Inc.	4,772	1,449,256
†Teradata Corp.	4,601	170,283
†Trade Desk, Inc. Class A	1,958	82,021
†UiPath, Inc. Class A	6,556	119,254

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
VMware, Inc. Class A	5,382	$ 613,440
†Workday, Inc. Class A	1,900	265,202
†Zendesk, Inc.	3,545	262,578
		12,558,353
Specialty Retail–2.29%
Advance Auto Parts, Inc.	1,811	313,466
†AutoNation, Inc.	4,698	525,048
†AutoZone, Inc.	2,879	6,187,317
Bath & Body Works, Inc.	60,848	1,638,028
Best Buy Co., Inc.	31,738	2,069,000
Gap, Inc.	75,317	620,612
Lowe's Cos., Inc.	2,160	377,287
†O'Reilly Automotive, Inc.	1,155	729,683
Tractor Supply Co.	2,594	502,847
†Ulta Beauty, Inc.	587	226,277
		13,189,565
Technology Hardware, Storage & Peripherals–0.53%
Dell Technologies, Inc. Class C	12,362	571,248
Hewlett Packard Enterprise Co.	47,210	626,005
HP, Inc.	28,093	920,888
†Pure Storage, Inc. Class A	2,937	75,510
Seagate Technology Holdings PLC	8,040	574,378
†Western Digital Corp.	6,460	289,602
		3,057,631
Textiles, Apparel & Luxury Goods–1.56%
†Capri Holdings Ltd.	8,859	363,308
Carter's, Inc.	39,301	2,769,934
PVH Corp.	2,594	147,599
Ralph Lauren Corp.	31,509	2,824,782
Tapestry, Inc.	94,391	2,880,813
		8,986,436
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.44%
MGIC Investment Corp.	201,430	$ 2,538,018
New York Community Bancorp, Inc.	2,153	19,657
		2,557,675
Tobacco–0.30%
Altria Group, Inc.	10,570	441,509
Philip Morris International, Inc.	13,190	1,302,380
		1,743,889
Trading Companies & Distributors–0.28%
MSC Industrial Direct Co., Inc. Class A	6,069	455,843
†United Rentals, Inc.	1,440	349,790
†Univar Solutions, Inc.	5,854	145,589
WW Grainger, Inc.	1,419	644,836
		1,596,058
Water Utilities–0.04%
American Water Works Co., Inc.	1,175	174,805
Essential Utilities, Inc.	1,664	76,294
		251,099
Total Common Stock (Cost $407,245,490)		518,953,826

MONEY MARKET FUND–7.24%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	41,793,668	41,793,668
Total Money Market Fund (Cost $41,793,668)		41,793,668

TOTAL INVESTMENTS–97.16% (Cost $449,039,158)	560,747,494
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.84%	16,403,443
NET ASSETS APPLICABLE TO 29,969,518 SHARES OUTSTANDING–100.00%	$577,150,937
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SELECT MID CAP VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($39,501,517 / 2,034,010 Shares)	$19.421
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SELECT MID CAP VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($537,649,420 / 27,935,508 Shares)	$19.246
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–9

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$356,996,551
Distributable earnings/(accumulated loss)	220,154,386
TOTAL NET ASSETS	$577,150,937

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
★ Includes $13,483,063 cash collateral held at broker for futures contracts, $2,622,155 variation margin due from broker on futures contracts, $139,762 payable for fund shares redeemed, $61,673 other accrued expenses payable and $476,395 due to manager and affiliates as of June 30, 2022.

The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(12)	British Pound	$ (914,925)	$ (922,722)	9/19/22	$ 7,797	$ —
(12)	Euro	(1,580,700)	(1,599,237)	9/19/22	18,537	—
(12)	Japanese Yen	(1,112,325)	(1,122,616)	9/19/22	10,291	—
					36,625	—
Equity Contracts:
(101)	E-mini Russell 2000 Index	(8,625,400)	(8,970,488)	9/16/22	345,088	—
(141)	E-mini S&P 500 Index	(26,715,975)	(27,390,491)	9/16/22	674,516	—
6	E-mini S&P 500 Index	1,136,850	1,170,152	9/16/22	—	(33,302)
4	E-mini S&P MidCap 400 Index	907,200	924,648	9/16/22	—	(17,448)
(708)	E-mini S&P MidCap 400 Index	(160,574,400)	(166,589,149)	9/16/22	6,014,749	—
(41)	Euro STOXX 50 Index	(1,478,458)	(1,532,402)	9/16/22	53,944	—
(10)	FTSE 100 Index	(866,840)	(877,398)	9/16/22	10,559	—
(6)	Nikkei 225 Index (OSE)	(1,166,568)	(1,200,902)	9/8/22	34,333	—
					7,133,189	(50,750)
Total Futures Contracts					$7,169,814	$(50,750)

[1]	See Note 6 in Notes to Financial Statements.
[2]	Includes cumulative appreciation (depreciation) of futures from the date the contracts were opened through June 30, 2022.

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
IT–Information Technology
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–10

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 6,436,519
Foreign taxes withheld	(1,802)
6,434,717
EXPENSES:
Management fees	2,276,785
Distribution fees-Service Class	757,151
Shareholder servicing fees	94,279
Accounting and administration expenses	90,963
Professional fees	21,255
Trustees’ fees and expenses	10,211
Reports and statements to shareholders	8,966
Custodian fees	8,188
Pricing fees	4,163
Consulting fees	1,688
Other	7,835
3,281,484
Less:
Management fees waived	(16,255)
Total operating expenses	3,265,229
NET INVESTMENT INCOME	3,169,488
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	33,234,063
Futures contracts	(2,444,054)
Net realized gain	30,790,009
Net change in unrealized appreciation (depreciation) of:
Investments	(130,452,801)
Foreign currencies	546
Futures contracts	6,752,242
Net change in unrealized appreciation (depreciation)	(123,700,013)
NET REALIZED AND UNREALIZED LOSS	(92,910,004)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (89,740,516)
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,169,488	$ 3,338,525
Net realized gain	30,790,009	107,140,798
Net change in unrealized appreciation (depreciation)	(123,700,013)	67,856,044
Net increase (decrease) in net assets resulting from operations	(89,740,516)	178,335,367
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(927,681)
Service Class	—	(11,296,470)
	—	(12,224,151)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,454,181	5,405,193
Service Class	10,487,664	21,850,935
Reinvestment of dividends and distributions:
Standard Class	—	927,681
Service Class	—	11,296,470
	11,941,845	39,480,279
Cost of shares redeemed:
Standard Class	(4,189,688)	(10,491,291)
Service Class	(58,064,347)	(149,350,962)
	(62,254,035)	(159,842,253)
Decrease in net assets derived from capital share transactions	(50,312,190)	(120,361,974)
NET INCREASE (DECREASE) IN NET ASSETS	(140,052,706)	45,749,242
NET ASSETS:
Beginning of period	717,203,643	671,454,401
End of period	$ 577,150,937	$ 717,203,643
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–11

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 22.332	$ 17.640	$ 17.492	$ 15.396	$ 17.735	$ 15.618
Income (loss) from investment operations:
Net investment income[3]	0.127	0.147	0.178	0.207	0.217	0.164
Net realized and unrealized gain (loss)	(3.038)	4.981	0.160	2.271	(2.311)	2.129
Total from investment operations	(2.911)	5.128	0.338	2.478	(2.094)	2.293
Less dividends and distributions from:
Net investment income	—	(0.219)	(0.181)	(0.208)	(0.245)	(0.176)
Net realized gain	—	(0.217)	—	(0.172)	—	—
Return of capital	—	—	(0.009)	(0.002)	—	—
Total dividends and distributions	—	(0.436)	(0.190)	(0.382)	(0.245)	(0.176)
Net asset value, end of period	$ 19.421	$ 22.332	$ 17.640	$ 17.492	$ 15.396	$ 17.735
Total return[4]	(13.04%)	29.07%	1.95%	16.16%	(11.80%)	14.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 39,502	$ 48,364	$41,887	$ 38,767	$ 33,519	$ 41,504
Ratio of expenses to average net assets	0.77%	0.76%	0.79%	0.78%	0.78%	0.77%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.78%	0.77%	0.79%	0.78%	0.78%	0.77%
Ratio of net investment income to average net assets	1.21%	0.71%	1.14%	1.24%	1.24%	0.99%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.20%	0.70%	1.14%	1.24%	1.24%	0.99%
Portfolio turnover	13%	30%	48%	35%	35%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–12

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 22.159	$ 17.507	$ 17.363	$ 15.287	$ 17.605	$ 15.507
Income (loss) from investment operations:
Net investment income[3]	0.100	0.094	0.138	0.164	0.172	0.121
Net realized and unrealized gain (loss)	(3.013)	4.938	0.155	2.252	(2.289)	2.112
Total from investment operations	(2.913)	5.032	0.293	2.416	(2.117)	2.233
Less dividends and distributions from:
Net investment income	—	(0.163)	(0.142)	(0.166)	(0.201)	(0.135)
Net realized gain	—	(0.217)	—	(0.172)	—	—
Return of capital	—	—	(0.007)	(0.002)	—	—
Total dividends and distributions	—	(0.380)	(0.149)	(0.340)	(0.201)	(0.135)
Net asset value, end of period	$ 19.246	$ 22.159	$ 17.507	$ 17.363	$ 15.287	$ 17.605
Total return[4]	(13.15%)	28.75%	1.70%	15.87%	(12.02%)	14.41%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 537,649	$668,840	$629,567	$640,788	$ 576,684	$668,694
Ratio of expenses to average net assets	1.02%	1.01%	1.04%	1.03%	1.03%	1.02%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.03%	1.02%	1.04%	1.03%	1.03%	1.02%
Ratio of net investment income to average net assets	0.96%	0.46%	0.89%	0.99%	0.99%	0.74%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.95%	0.45%	0.89%	0.99%	0.99%	0.74%
Portfolio turnover	13%	30%	48%	35%	35%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–13

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–14

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.
 Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.
 In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $3,773 for the six months ended June 30, 2022. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 1.05% of the first $60 million of the Fund’s average daily net assets; 0.75% of the next $90 million; and 0.65% of the Fund’s average daily net assets in excess of $150 million.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$22,273
Legal	3,976
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–15

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,876 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$343,217
Distribution fees payable to LFD	114,090
Printing and mailing fees payable to Lincoln Life	4,876
Shareholder servicing fees payable to Lincoln Life	14,212
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 80,338,633
Sales	139,613,964
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$449,039,158
Aggregate unrealized appreciation of investments and derivatives	$137,645,467
Aggregate unrealized depreciation of investments and derivatives	(25,937,131)
Net unrealized appreciation of investments and derivatives	$111,708,336
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–16

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$518,862,251	$—	$91,575	$518,953,826
Money Market Fund	41,793,668	—	—	41,793,668
Total Investments	$560,655,919	$—	$91,575	$560,747,494
Derivatives:

Assets:
Futures Contracts	$7,169,814	$—	$—	$7,169,814
Liabilities:
Futures Contracts	$ (50,750)	$—	$—	$ (50,750)
During the six months ended June 30, 2022, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	67,001	257,650
Service Class	499,457	1,046,103
Shares reinvested:
Standard Class	—	41,651
Service Class	—	511,129
	566,458	1,856,533
Shares redeemed:
Standard Class	(198,672)	(508,157)
Service Class	(2,747,874)	(7,334,991)
	(2,946,546)	(7,843,148)
Net decrease	(2,380,088)	(5,986,615)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–17

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to hedge currency risks associated with the Fund's investments and as a cash management tool.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$7,133,189	Receivables and other assets net of liabilities	$(50,750)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	36,625	Receivables and other assets net of liabilities	—
Total		$7,169,814		$(50,750)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(2,520,166)	$6,718,981
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	76,112	33,261
Total		$(2,444,054)	$6,752,242
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$8,021,454	$74,625,016
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–18

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
7. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2022. The Fund's REIT holdings may also be affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–19

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–20

LVIP Loomis Sayles Global Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Loomis Sayles Global Growth Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Loomis Sayles Global Growth Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$724.70	0.77%	$3.29
Service Class Shares	1,000.00	723.50	1.12%	4.79
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.00	0.77%	$3.86
Service Class Shares	1,000.00	1,019.20	1.12%	5.61

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Loomis Sayles Global Growth Fund–1

LVIP Loomis Sayles Global Growth Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Security Type/Country	Percentage of Net Assets
Common Stock	99.29%
Argentina	3.48%
Brazil	2.79%
Canada	1.91%
China	11.91%
Denmark	2.09%
France	0.90%
Hong Kong	0.59%
Japan	2.77%
Netherlands	5.33%
Switzerland	12.63%
United Kingdom	4.54%
United States	50.35%
Money Market Fund	0.53%
Total Investments	99.82%
Receivables and Other Assets Net of Liabilities	0.18%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	3.62%
Air Freight & Logistics	0.82%
Automobiles	1.78%
Beverages	3.38%
Biotechnology	6.85%
Capital Markets	0.97%
Entertainment	1.84%
Food Products	1.84%
Health Care Technology	1.59%
Hotels, Restaurants & Leisure	5.40%
Household Products	0.59%
Interactive Media & Services	15.72%
Internet & Direct Marketing Retail	11.09%
IT Services	10.65%
Machinery	3.67%
Personal Products	1.58%
Pharmaceuticals	10.44%
Professional Services	2.37%
Semiconductors & Semiconductor Equipment	3.62%
Software	10.62%
Textiles, Apparel & Luxury Goods	0.85%
Total	99.29%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Alphabet, Inc. Class A	5.85%
Novartis AG	5.66%
Amazon.com, Inc.	5.60%
Visa, Inc. Class A	4.21%
Microsoft Corp.	4.09%
Meta Platforms, Inc. Class A	3.67%
Tencent Holdings Ltd.	3.64%
Boeing Co.	3.62%
Adyen NV	3.55%
MercadoLibre, Inc.	3.48%
Total	43.37%

IT–Information Technology
LVIP Loomis Sayles Global Growth Fund–2

LVIP Loomis Sayles Global Growth Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.29%
Argentina–3.48%
†MercadoLibre, Inc.	14,649	$ 9,329,508
		9,329,508
Brazil–2.79%
Ambev SA ADR	2,981,096	7,482,551
		7,482,551
Canada–1.91%
†Shopify, Inc. Class A	164,150	5,128,046
		5,128,046
China–11.91%
†Alibaba Group Holding Ltd. ADR	47,617	5,413,101
†Baidu, Inc. ADR	46,177	6,867,905
Tencent Holdings Ltd.	215,500	9,754,635
†Trip.com Group Ltd. ADR	194,965	5,351,789
Yum China Holdings, Inc.	93,737	4,546,245
		31,933,675
Denmark–2.09%
Novo Nordisk AS Class B	50,445	5,594,467
		5,594,467
France–0.90%
Sodexo SA	34,233	2,421,447
		2,421,447
Hong Kong–0.59%
Budweiser Brewing Co. APAC Ltd.	530,513	1,591,909
		1,591,909
Japan–2.77%
FANUC Corp.	47,400	7,429,440
		7,429,440
Netherlands–5.33%
†Adyen NV	6,602	9,527,557
NXP Semiconductors NV	32,184	4,764,198
		14,291,755
Switzerland–12.63%
†CRISPR Therapeutics AG	107,565	6,536,725
Nestle SA	42,217	4,934,014
Novartis AG	179,190	15,191,832
Roche Holding AG	21,548	7,203,492
		33,866,063
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United Kingdom–4.54%
Experian PLC	216,111	$ 6,345,190
Reckitt Benckiser Group PLC	21,208	1,595,102
Unilever PLC	93,461	4,245,031
		12,185,323
United States–50.35%
†Alnylam Pharmaceuticals, Inc.	44,106	6,432,860
†Alphabet, Inc. Class A	7,203	15,697,210
†Amazon.com, Inc.	141,308	15,008,323
†Autodesk, Inc.	15,630	2,687,735
†Block, Inc.	42,877	2,635,220
†Boeing Co.	71,094	9,719,972
Deere & Co.	8,083	2,420,616
†Doximity, Inc. Class A	122,630	4,269,977
Expeditors International of Washington, Inc.	22,653	2,207,761
†Meta Platforms, Inc. Class A	61,062	9,846,247
Microsoft Corp.	42,710	10,969,209
†Netflix, Inc.	28,152	4,922,940
Oracle Corp.	126,891	8,865,874
QUALCOMM, Inc.	38,566	4,926,421
†Salesforce, Inc.	36,108	5,959,264
SEI Investments Co.	48,261	2,607,059
†Tesla, Inc.	7,104	4,783,976
†Under Armour, Inc. Class A	272,866	2,272,974
†Vertex Pharmaceuticals, Inc.	19,104	5,383,316
Visa, Inc. Class A	57,318	11,285,341
Yum! Brands, Inc.	19,103	2,168,382
		135,070,677
Total Common Stock (Cost $256,587,206)		266,324,861

MONEY MARKET FUND–0.53%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 1.43%)	1,435,333	1,435,333
Total Money Market Fund (Cost $1,435,333)		1,435,333

TOTAL INVESTMENTS–99.82% (Cost $258,022,539)	267,760,194
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	477,408
NET ASSETS APPLICABLE TO 22,385,672 SHARES OUTSTANDING–100.00%	$268,237,602
LVIP Loomis Sayles Global Growth Fund–3

LVIP Loomis Sayles Global Growth Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP LOOMIS SAYLES GLOBAL GROWTH FUND STANDARD CLASS ($266,511,762 / 22,240,038 Shares)	$11.983
NET ASSET VALUE PER SHARE–LVIP LOOMIS SAYLES GLOBAL GROWTH FUND SERVICE CLASS ($1,725,840 / 145,634 Shares)	$11.851
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$241,145,499
Distributable earnings/(accumulated loss)	27,092,103
TOTAL NET ASSETS	$268,237,602

† Non-income producing.
★ Includes $758 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $55,985 payable for securities purchased, $64,778 payable for fund shares redeemed, $42,746 other accrued expenses payable and $162,218 due to manager and affiliates as of June 30, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund–4

LVIP Loomis Sayles Global Growth Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 2,163,445
Foreign taxes withheld	(173,678)
1,989,767
EXPENSES:
Management fees	1,004,168
Shareholder servicing fees	42,825
Accounting and administration expenses	39,214
Professional fees	17,918
Custodian fees	12,892
Trustees’ fees and expenses	4,740
Distribution fees-Service Class	3,759
Reports and statements to shareholders	2,990
Pricing fees	2,955
Consulting fees	1,249
Other	6,002
1,138,712
Less:
Expenses reimbursed	(2,484)
Plus:
Recoupment of prior expenses reduced by the Advisor	4,604
Total operating expenses	1,140,832
NET INVESTMENT INCOME	848,935
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	5,267,642
Foreign currencies	(14,480)
Net realized gain	5,253,162
Net change in unrealized appreciation (depreciation) of:
Investments	(101,251,738)
Foreign currencies	(26,623)
Net change in unrealized appreciation (depreciation)	(101,278,361)
NET REALIZED AND UNREALIZED LOSS	(96,025,199)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (95,176,264)
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 848,935	$ 90,199
Net realized gain	5,253,162	16,856,306
Net change in unrealized appreciation (depreciation)	(101,278,361)	4,874,566
Net increase (decrease) in net assets resulting from operations	(95,176,264)	21,821,071
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,361,817)
Service Class	—	(25,736)
	—	(3,387,553)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	53,683,735	31,614,035
Service Class	226,249	1,943,127
Reinvestment of dividends and distributions:
Standard Class	—	3,361,817
Service Class	—	25,736
	53,909,984	36,944,715
Cost of shares redeemed:
Standard Class	(26,980,935)	(59,328,380)
Service Class	(503,149)	(2,620,859)
	(27,484,084)	(61,949,239)
Increase (decrease) in net assets derived from capital share transactions	26,425,900	(25,004,524)
NET DECREASE IN NET ASSETS	(68,750,364)	(6,571,006)
NET ASSETS:
Beginning of period	336,987,966	343,558,972
End of period	$ 268,237,602	$336,987,966
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund–5

LVIP Loomis Sayles Global Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Loomis Sayles Global Growth Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended			5/1/18 to 12/31/18[2]
		12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$ 16.534	$ 15.735	$ 12.220	$ 9.370	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.040	0.005	0.024	0.061	0.033
Net realized and unrealized gain (loss)	(4.591)	0.960	4.207	2.806	(0.643)
Total from investment operations	(4.551)	0.965	4.231	2.867	(0.610)
Less dividends and distributions from:
Net investment income	—	—	(0.040)	(0.014)	(0.020)
Net realized gain	—	(0.166)	(0.676)	(0.003)	—
Total dividends and distributions	—	(0.166)	(0.716)	(0.017)	(0.020)
Net asset value, end of period	$ 11.983	$ 16.534	$ 15.735	$ 12.220	$ 9.370
Total return[4]	(27.53%)	6.12%	34.77%	30.61%	(6.11%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 266,512	$334,283	$340,368	$358,653	$ 27,614
Ratio of expenses to average net assets[5]	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.77%	0.76%	0.77%	0.86%	1.01%
Ratio of net investment income to average net assets[5]	0.59%	0.03%	0.18%	0.54%	0.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	0.59%	0.04%	0.18%	0.45%	0.24%
Portfolio turnover	25%	18%	26%	23%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The Fund recouped previously waived expenses during the six months ended June 30, 2022 and years ended December 31, 2021 and December 31, 2020, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.00%, 0.01% and 0.00%, respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund–6

LVIP Loomis Sayles Global Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Loomis Sayles Global Growth Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended			5/1/18 to 12/31/18[2]
		12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$ 16.379	$ 15.644	$ 12.174	$ 9.363	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	0.016	(0.054)	(0.023)	0.021	0.009
Net realized and unrealized gain (loss)	(4.544)	0.955	4.183	2.801	(0.641)
Total from investment operations	(4.528)	0.901	4.160	2.822	(0.632)
Less dividends and distributions from:
Net investment income	—	—	(0.014)	(0.008)	(0.005)
Net realized gain	—	(0.166)	(0.676)	(0.003)	—
Total dividends and distributions	—	(0.166)	(0.690)	(0.011)	(0.005)
Net asset value, end of period	$ 11.851	$ 16.379	$ 15.644	$ 12.174	$ 9.363
Total return[4]	(27.65%)	5.75%	34.32%	30.14%	(6.32%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,726	$ 2,705	$ 3,191	$ 626	$ 73
Ratio of expenses to average net assets[5]	1.12%	1.12%	1.12%	1.12%	1.12%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	1.12%	1.11%	1.12%	1.21%	1.36%
Ratio of net investment income (loss) to average net assets[5]	0.24%	(0.32%)	(0.17%)	0.19%	0.13%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed/recouped	0.24%	(0.31%)	(0.17%)	0.10%	(0.11%)
Portfolio turnover	25%	18%	26%	23%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The Fund recouped previously waived expenses during the six months ended June 30, 2022 and years ended December 31, 2021 and December 31, 2020, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.00%, 0.01% and 0.00%, respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund–7

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Loomis Sayles Global Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP Loomis Sayles Global Growth Fund–8

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2022, the value and cost of foreign currency held by the LVIP Loomis Sayles Global Growth Fund is $63,916 and $63,483 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $11,587 for the six months ended June 30, 2022. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.68% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.77% of the average daily net assets for the Standard Class and 1.12% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2023	Total
LIAC	$ 5,693	$ 5,693
Loomis, Sayles & Company, L.P. ("Loomis Sayles") is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Loomis Sayles a fee based on the Fund’s average daily net assets.
LVIP Loomis Sayles Global Growth Fund–9

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$10,168
Legal	1,815
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $172 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 758
Management fees payable to LIAC	154,117
Distribution fees payable to LFD	503
Printing and mailing fees payable to Lincoln Life	1,025
Shareholder servicing fees payable to Lincoln Life	6,573
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$101,550,834
Sales	75,204,672
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$258,022,539
Aggregate unrealized appreciation of investments	$ 38,572,370
Aggregate unrealized depreciation of investments	(28,834,715)
Net unrealized appreciation of investments	$ 9,737,655
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP Loomis Sayles Global Growth Fund–10

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$ 9,329,508	$ —	$—	$ 9,329,508
Brazil	7,482,551	—	—	7,482,551
Canada	5,128,046	—	—	5,128,046
China	22,179,040	9,754,635	—	31,933,675
Denmark	—	5,594,467	—	5,594,467
France	—	2,421,447	—	2,421,447
Hong Kong	—	1,591,909	—	1,591,909
Japan	—	7,429,440	—	7,429,440
Netherlands	4,764,198	9,527,557	—	14,291,755
Switzerland	6,536,725	27,329,338	—	33,866,063
United Kingdom	—	12,185,323	—	12,185,323
United States	135,070,677	—	—	135,070,677
Money Market Fund	1,435,333	—	—	1,435,333
Total Investments	$191,926,078	$75,834,116	$—	$267,760,194
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	3,946,336	1,904,499
Service Class	16,655	117,478
Shares reinvested:
Standard Class	—	200,698
Service Class	—	1,553
	3,962,991	2,224,228
Shares redeemed:
Standard Class	(1,924,079)	(3,518,179)
Service Class	(36,184)	(157,831)
	(1,960,263)	(3,676,010)
Net increase (decrease)	2,002,728	(1,451,782)
LVIP Loomis Sayles Global Growth Fund–11

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
The Fund currently invests a significant portion of its assets in companies located in China, and therefore the Fund has more exposure to the risks specific to China. China is a developing market and may be subject to considerable degrees of economic, political and social instability. In the past couple of decades, the Chinese government has reformed economic and market practices and expanded the sphere of private ownership in China. Nevertheless, in general the Chinese markets continue to experience inefficiency, volatility and pricing anomalies that result from government influence, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with neighboring countries could also disrupt economic developments in China. Reduction in spending on Chinese products and services, institutions of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may adversely impact the Chinese economy. In addition, from time to time, China has experienced outbreaks of infectious illnesses, diseases or public health emergencies, and could again in the future. Any of these events could reduce consumer demand and/or economic output, result in closure of markets, impose restrictions on travel or quarantines, and could generally significantly impact the Chinese economy, which would adversely affect the Fund's investments in securities of issuers located in China.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Loomis Sayles Global Growth Fund–12

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Loomis Sayles Global Growth Fund–13

LVIP Loomis Sayles Global Growth Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Loomis Sayles Global Growth Fund–14

LVIP MFS International Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP MFS International Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS International Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$795.90	0.19%	$0.85
Service Class Shares	1,000.00	794.90	0.44%	1.96
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.19%	$0.95
Service Class Shares	1,000.00	1,022.60	0.44%	2.21

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP MFS International Equity Managed Volatility Fund–1

LVIP MFS International Equity Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	77.22%
Investment Companies	77.22%
Equity Fund	9.50%
International Equity Fund	67.72%
Unaffiliated Investments	22.33%
Investment Companies	22.33%
International Equity Fund	19.22%
Money Market Fund	3.11%
Total Investments	99.55%
Receivables and Other Assets Net of Liabilities	0.45%
Total Net Assets	100.00%
LVIP MFS International Equity Managed Volatility Fund–2

LVIP MFS International Equity Managed Volatility Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–77.22%
INVESTMENT COMPANIES–77.22%
Equity Fund–9.50%
✧✧Lincoln Variable Insurance Products Trust– LVIP MFS Value Fund	1,071,844	$ 53,673,647
		53,673,647
International Equity Fund–67.72%
✧✧Lincoln Variable Insurance Products Trust– LVIP MFS International Growth Fund	20,872,887	382,349,542
		382,349,542
Total Affiliated Investments (Cost $372,301,325)		436,023,189

UNAFFILIATED INVESTMENTS–22.33%
INVESTMENT COMPANIES–22.33%
International Equity Fund–19.22%
✠MFS Research International Fund	5,628,426	108,516,058
108,516,058
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–3.11%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	17,543,393	$ 17,543,393
		17,543,393
Total Unaffiliated Investments (Cost $150,420,911)		126,059,451

TOTAL INVESTMENTS–99.55% (Cost $522,722,236)	562,082,640
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.45%	2,522,365
NET ASSETS APPLICABLE TO 49,885,603 SHARES OUTSTANDING–100.00%	$564,605,005

✧✧ Standard Class shares.
✠ Initial Class.
LVIP MFS International Equity Managed Volatility Fund–3

LVIP MFS International Equity Managed Volatility Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(57)	British Pound	$(4,345,894)	$(4,312,837)	9/19/22	$ —	$(33,057)
(56)	Euro	(7,376,600)	(7,384,257)	9/19/22	7,657	—
(56)	Japanese Yen	(5,190,850)	(5,239,926)	9/19/22	49,076	—
					56,733	(33,057)
Equity Contracts:
(8)	E-mini MSCI Emerging Markets Index	(401,080)	(403,156)	9/16/22	2,076	—
(16)	E-mini S&P 500 Index	(3,031,600)	(3,006,581)	9/16/22	—	(25,019)
(2)	E-mini S&P MidCap 400 Index	(453,600)	(459,313)	9/16/22	5,713	—
(199)	Euro STOXX 50 Index	(7,175,932)	(7,283,309)	9/16/22	107,377	—
(49)	FTSE 100 Index	(4,247,514)	(4,306,286)	9/16/22	58,772	—
(27)	Nikkei 225 Index (OSE)	(5,249,558)	(5,227,570)	9/8/22	—	(21,988)
					173,938	(47,007)
Total Futures Contracts					$230,671	$(80,064)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund–4

LVIP MFS International Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
ASSETS:
Affiliated investments, at value	$436,023,189
Unaffiliated investments, at value	126,059,451
Cash collateral held at broker for futures contracts	1,824,105
Variation margin due from broker on futures contracts	891,865
Receivable for fund shares sold	75,282
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	31,425
Dividends and interest receivable	12,916
Receivable for securities sold	3,480
Prepaid expenses	1,510
TOTAL ASSETS	564,923,223
LIABILITIES:
Due to manager and affiliates	224,077
Payable for fund shares redeemed	56,834
Other accrued expenses payable	37,307
TOTAL LIABILITIES	318,218
TOTAL NET ASSETS	$564,605,005
Affiliated investments, at cost	$372,301,325
Unaffiliated investments, at cost	150,420,911
Standard Class:
Net Assets	$ 12,832
Shares Outstanding	1,131
Net Asset Value Per Share	$ 11.343[1]
Service Class:
Net Assets	$564,592,173
Shares Outstanding	49,884,472
Net Asset Value Per Share	$ 11.318
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$528,354,006
Distributable earnings/(accumulated loss)	36,250,999
TOTAL NET ASSETS	$564,605,005

[1]	Net Asset Value Per Share does not recalculate exactly, due to rounding.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund–5

LVIP MFS International Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 29,534
EXPENSES:
Management fees	2,637,932
Distribution fees-Service Class	775,845
Shareholder servicing fees	90,000
Accounting and administration expenses	56,122
Professional fees	18,313
Trustees’ fees and expenses	9,828
Reports and statements to shareholders	7,577
Custodian fees	3,318
Consulting fees	1,691
Pricing fees	343
Other	6,339
3,607,308
Less:
Management fees waived	(2,063,794)
Expenses reimbursed	(193,531)
Total operating expenses	1,349,983
NET INVESTMENT LOSS	(1,320,449)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	30,425,640
Sale of unaffiliated investments	(304,456)
Futures contracts	(16,711,061)
Net realized gain	13,410,123
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(131,491,752)
Unaffiliated investments	(24,361,460)
Foreign currencies	(2,962)
Futures contracts	(663,388)
Net change in unrealized appreciation (depreciation)	(156,519,562)
NET REALIZED AND UNREALIZED LOSS	(143,109,439)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(144,429,888)
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (1,320,449)	$ 2,530,572
Net realized gain	13,410,123	39,536,447
Net change in unrealized appreciation (depreciation)	(156,519,562)	35,093,928
Net increase (decrease) in net assets resulting from operations	(144,429,888)	77,160,947
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(165)
Service Class	—	(5,506,239)
	—	(5,506,404)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	25,122,829	39,750,039
Reinvestment of dividends and distributions:
Standard Class	—	165
Service Class	—	5,506,239
	25,122,829	45,256,443
Cost of shares redeemed:
Service Class	(17,981,617)	(55,708,703)
	(17,981,617)	(55,708,703)
Increase (decrease) in net assets derived from capital share transactions	7,141,212	(10,452,260)
NET INCREASE (DECREASE) IN NET ASSETS	(137,288,676)	61,202,283
NET ASSETS:
Beginning of period	701,893,681	640,691,398
End of period	$ 564,605,005	$701,893,681
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund–6

LVIP MFS International Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 14.252	$ 12.809	$ 12.914	$ 10.377	$ 11.545	$ 9.069
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.011)	0.088	0.118	0.175	0.160	0.127
Net realized and unrealized gain (loss)	(2.898)	1.502	0.177	2.562	(1.109)	2.493
Total from investment operations	(2.909)	1.590	0.295	2.737	(0.949)	2.620
Less dividends and distributions from:
Net investment income	—	(0.147)	(0.149)	(0.200)	(0.219)	(0.144)
Net realized gain	—	—	(0.251)	—	—	—
Total dividends and distributions	—	(0.147)	(0.400)	(0.200)	(0.219)	(0.144)
Net asset value, end of period	$ 11.343	$ 14.252	$ 12.809	$ 12.914	$ 10.377	$ 11.545
Total return[4]	(20.41%)	12.42%	2.50%	26.37%	(8.22%)	28.93%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 13	$ 16	$ 14	$ 14	$ 11	$ 12
Ratio of expenses to average net assets[5]	0.19%	0.14%	0.17%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.90%	0.92%	0.92%	0.92%	0.92%	0.92%
Ratio of net investment income (loss) to average net assets	(0.19%) [6]	0.62%	1.02%	1.48%	1.39%	1.21%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.90%) [6]	(0.16%)	0.27%	0.76%	0.67%	0.49%
Portfolio turnover	25%	7%	15%	5%	3%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund–7

LVIP MFS International Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 14.239	$ 12.798	$ 12.908	$ 10.376	$ 11.546	$ 9.072
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.027)	0.051	0.089	0.146	0.131	0.101
Net realized and unrealized gain (loss)	(2.894)	1.502	0.173	2.559	(1.106)	2.491
Total from investment operations	(2.921)	1.553	0.262	2.705	(0.975)	2.592
Less dividends and distributions from:
Net investment income	—	(0.112)	(0.121)	(0.173)	(0.195)	(0.118)
Net realized gain	—	—	(0.251)	—	—	—
Total dividends and distributions	—	(0.112)	(0.372)	(0.173)	(0.195)	(0.118)
Net asset value, end of period	$ 11.318	$ 14.239	$ 12.798	$ 12.908	$ 10.376	$ 11.546
Total return[4]	(20.51%)	12.14%	2.24%	26.06%	(8.45%)	28.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 564,592	$701,878	$640,677	$593,257	$420,638	$315,016
Ratio of expenses to average net assets[5]	0.44%	0.39%	0.42%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.15%	1.17%	1.17%	1.17%	1.17%	1.17%
Ratio of net investment income (loss) to average net assets	(0.44%) [6]	0.37%	0.77%	1.23%	1.14%	0.96%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.15%) [6]	(0.41%)	0.02%	0.51%	0.42%	0.24%
Portfolio turnover	25%	7%	15%	5%	3%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund–8

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS International Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of fund structure and invests substantially all of its assets in open-end investment companies, that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP MFS International Equity Managed Volatility Fund–9

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.85% of the Fund's average daily net assets.   Effective January 1, 2022, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.665% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).   Prior to January 1, 2022, the waiver amount was 0.715% of the Fund's average daily net assets.
Effective January 1, 2022, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.185% of the Fund’s average daily net assets for the Standard Class and 0.435% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to January 1, 2022, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses were not to exceed 0.135% the Fund’s average daily net assets for the Standard Class and 0.385% for the Service Class.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	2024	Total
LIAC	$ 246,324	$ 429,468	$ 393,895	$ 1,069,687
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$21,306
Legal	3,803
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,600 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP MFS International Equity Managed Volatility Fund–10

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2022, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 31,425
Management fees payable to LIAC	87,907
Distribution fees payable to LFD	118,790
Printing and mailing fees payable to Lincoln Life	3,600
Shareholder servicing fees payable to Lincoln Life	13,780
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-77.22%@
Equity Fund-9.50%@
✧✧LVIP MFS Value Fund	$ 68,359,257	$ 2,126,941	$ 8,190,662	$ 1,001,422	$ (9,623,311)	$ 53,673,647	1,071,844	$—	$—
International Equity Funds-67.72%@
≠MFS® VIT II Research International Portfolio	133,070,228	14,044	130,233,597	30,533,578	(33,384,253)	—	—	—	—
✧✧LVIP MFS International Growth Fund	465,324,482	14,717,134	8,098,526	(1,109,360)	(88,484,188)	382,349,542	20,872,887	—	—
Total	$ 666,753,967	$ 16,858,119	$ 146,522,785	$ 30,425,640	$(131,491,752)	$ 436,023,189		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
≠ Issuer was not an investment of the Fund at June 30, 2022.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$152,744,219
Sales	149,226,911
LVIP MFS International Equity Managed Volatility Fund–11

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$522,722,236
Aggregate unrealized appreciation of investments and derivatives	$ 63,872,477
Aggregate unrealized depreciation of investments and derivatives	(24,361,460)
Net unrealized appreciation of investments and derivatives	$ 39,511,017
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$436,023,189	$—	$—	$436,023,189
Unaffiliated Investment Companies	126,059,451	—	—	126,059,451
Total Investments	$562,082,640	$—	$—	$562,082,640
Derivatives:
Assets:
Futures Contracts	$ 230,671	$—	$—	$ 230,671
Liabilities:
Futures Contracts	$ (80,064)	$—	$—	$ (80,064)
There were no Level 3 investments at the beginning or end of the period.
LVIP MFS International Equity Managed Volatility Fund–12

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	—	—
Service Class	2,016,688	2,908,548
Shares reinvested:
Standard Class	—	12
Service Class	—	387,343
	2,016,688	3,295,903
Shares redeemed:
Standard Class	—	—
Service Class	(1,425,851)	(4,064,217)
	(1,425,851)	(4,064,217)
Net increase (decrease)	590,837	(768,314)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP MFS International Equity Managed Volatility Fund–13

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$173,938	Variation margin due from broker on futures contracts	$(47,007)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	56,733	Variation margin due from broker on futures contracts	(33,057)
Total		$230,671		$(80,064)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(14,817,561)	$(538,725)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,893,500)	(124,663)
Total		$(16,711,061)	$(663,388)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$32,085,893	$7,669,425
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP MFS International Equity Managed Volatility Fund–14

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP MFS International Equity Managed Volatility Fund–15

LVIP MFS International Equity Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP MFS International Equity Managed Volatility Fund–16

LVIP MFS International Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP MFS International Growth Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS International Growth Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$809.10	0.80%	$3.59
Service Class Shares	1,000.00	808.00	1.05%	4.71
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.80	0.80%	$4.01
Service Class Shares	1,000.00	1,019.50	1.05%	5.26

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Security Type/Country	Percentage of Net Assets
Common Stock	98.60%
Australia	1.03%
Brazil	0.13%
Canada	8.93%
China	1.63%
Denmark	1.49%
France	16.17%
Germany	8.88%
Hong Kong	4.97%
India	1.95%
Ireland	1.41%
Israel	0.53%
Italy	1.14%
Japan	9.87%
Mexico	0.38%
Netherlands	3.87%
Peru	0.29%
Republic of Korea	0.57%
Singapore	1.91%
Spain	0.92%
Sweden	2.42%
Switzerland	14.91%
Taiwan	1.63%
United Kingdom	12.67%
United States	0.90%
Money Market Fund	1.00%
Total Investments	99.60%
Receivables and Other Assets Net of Liabilities	0.40%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	0.85%
Auto Components	0.47%
Banks	3.21%
Beverages	5.02%
Biotechnology	0.03%
Building Products	1.02%
Capital Markets	2.23%
Chemicals	9.51%
Commercial Services & Supplies	1.62%
Consumer Finance	0.58%
Diversified Financial Services	1.53%
Electrical Equipment	4.00%
Sector	Percentage of Net Assets
Electronic Equipment, Instruments & Components	0.43%
Entertainment	0.13%
Food & Staples Retailing	0.75%
Food Products	5.33%
Gas Utilities	0.36%
Health Care Equipment & Supplies	1.37%
Hotels, Restaurants & Leisure	1.68%
Household Products	2.86%
Industrial Conglomerates	4.01%
Insurance	4.84%
Interactive Media & Services	1.44%
Internet & Direct Marketing Retail	1.09%
IT Services	1.90%
Life Sciences Tools & Services	1.57%
Machinery	2.04%
Metals & Mining	2.84%
Oil, Gas & Consumable Fuels	1.43%
Personal Products	1.33%
Pharmaceuticals	11.56%
Professional Services	1.18%
Road & Rail	2.94%
Semiconductors & Semiconductor Equipment	2.01%
Software	5.45%
Textiles, Apparel & Luxury Goods	8.26%
Tobacco	1.73%
Total	98.60%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Nestle SA	5.33%
Roche Holding AG	4.99%
AIA Group Ltd.	4.61%
Hitachi Ltd.	4.01%
LVMH Moet Hennessy Louis Vuitton SE	3.52%
SAP SE	3.40%
Novartis AG	3.32%
Linde PLC	3.13%
Reckitt Benckiser Group PLC	2.86%
Schneider Electric SE	2.86%
Total	38.03%

IT–Information Technology
LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.60%
Australia–1.03%
Santos Ltd.	2,348,827	$ 11,908,972
WiseTech Global Ltd.	103,007	2,701,075
		14,610,047
Brazil–0.13%
Hypera SA	259,824	1,890,053
		1,890,053
Canada–8.93%
Agnico Eagle Mines Ltd.	414,138	18,956,658
Canadian National Railway Co.	234,259	26,347,109
Canadian Pacific Railway Ltd.	221,100	15,443,677
Element Fleet Management Corp.	2,087,051	21,759,031
Franco-Nevada Corp.	162,987	21,439,527
Ritchie Bros Auctioneers, Inc.	353,976	23,030,990
		126,976,992
China–1.63%
†Alibaba Group Holding Ltd.	498,200	7,107,013
Kingsoft Corp. Ltd.	476,000	1,859,913
Ping An Insurance Group Co. of China Ltd. Class H	465,500	3,204,150
Tencent Holdings Ltd.	158,700	7,183,576
Yum China Holdings, Inc.	79,174	3,854,671
		23,209,323
Denmark–1.49%
Novo Nordisk AS Class B	190,991	21,181,342
		21,181,342
France–16.17%
Air Liquide SA	207,247	27,896,021
Capgemini SE	80,912	13,954,089
Dassault Systemes SE	272,067	10,077,597
EssilorLuxottica SA	248,870	37,731,821
Kering SA	33,805	17,518,657
LVMH Moet Hennessy Louis Vuitton SE	81,647	50,039,618
Pernod Ricard SA	173,569	32,088,523
Schneider Electric SE	341,127	40,647,149
		229,953,475
Germany–8.88%
Bayer AG	388,984	23,228,707
Deutsche Boerse AG	128,953	21,654,649
GEA Group AG	465,679	16,144,152
SAP SE	530,654	48,369,325
Symrise AG	154,459	16,846,105
		126,242,938
Hong Kong–4.97%
AIA Group Ltd.	6,004,200	65,605,277
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
China Resources Gas Group Ltd.	1,084,200	$ 5,053,911
		70,659,188
India–1.95%
HDFC Bank Ltd. ADR	203,393	11,178,479
ITC Ltd.	1,343,366	4,667,051
Reliance Industries Ltd.	253,546	8,371,926
UPL Ltd.	431,658	3,466,062
		27,683,518
Ireland–1.41%
†Flutter Entertainment PLC	197,940	19,996,889
		19,996,889
Israel–0.53%
†Nice Ltd. ADR	39,292	7,561,745
		7,561,745
Italy–1.14%
Prysmian SpA	590,518	16,223,238
		16,223,238
Japan–9.87%
AEON Financial Service Co. Ltd.	879,700	8,305,620
Hitachi Ltd.	1,197,800	56,979,376
Kao Corp.	226,300	9,176,344
Koito Manufacturing Co. Ltd.	211,700	6,723,983
Kose Corp.	68,600	6,251,924
Nitto Denko Corp.	150,800	9,753,523
Oracle Corp. Japan	106,500	6,202,042
Showa Denko KK	415,800	7,072,226
Sugi Holdings Co. Ltd.	145,900	6,408,813
Terumo Corp.	468,000	14,157,491
Z Holdings Corp.	3,176,600	9,237,787
		140,269,129
Mexico–0.38%
Grupo Financiero Banorte SAB de CV Class O	556,298	3,109,371
Wal-Mart de Mexico SAB de CV	657,089	2,261,148
		5,370,519
Netherlands–3.87%
Akzo Nobel NV	194,648	12,729,565
ASML Holding NV	24,236	11,450,005
†Just Eat Takeaway.com NV	84,389	1,326,040
†Prosus NV	110,116	7,130,406
†QIAGEN NV	474,690	22,319,039
		54,955,055
LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Peru–0.29%
Credicorp Ltd.	33,855	$ 4,059,553
		4,059,553
Republic of Korea–0.57%
Amorepacific Corp.	36,060	3,624,434
†Hugel, Inc.	5,826	472,437
NAVER Corp.	21,899	4,084,747
		8,181,618
Singapore–1.91%
DBS Group Holdings Ltd.	1,269,300	27,159,711
		27,159,711
Spain–0.92%
†Amadeus IT Group SA	232,780	13,034,316
		13,034,316
Sweden–2.42%
Assa Abloy AB Class B	681,362	14,540,292
Swedish Match AB	1,949,768	19,892,585
		34,432,877
Switzerland–14.91%
Alcon, Inc.	74,263	5,207,435
Nestle SA	648,218	75,758,974
Novartis AG	557,453	47,261,189
Roche Holding AG	212,300	70,971,850
Sika AG	55,316	12,768,990
		211,968,438
Taiwan–1.63%
Delta Electronics, Inc.	827,000	6,166,320
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	208,526	17,047,001
		23,213,321
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom–12.67%
AVEVA Group PLC	94,547	$ 2,595,555
Burberry Group PLC	608,374	12,204,879
Diageo PLC	907,494	39,197,117
Experian PLC	574,315	16,862,342
Linde PLC	154,609	44,481,050
London Stock Exchange Group PLC	108,570	10,130,846
†Ocado Group PLC	207,910	1,981,947
Reckitt Benckiser Group PLC	540,735	40,669,910
†Rolls-Royce Holdings PLC	11,840,358	12,049,466
		180,173,112
United States–0.90%
Ingersoll Rand, Inc.	302,797	12,741,698
		12,741,698
Total Common Stock (Cost $1,116,977,140)		1,401,748,095

MONEY MARKET FUND–1.00%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 1.43%)	14,175,683	14,175,683
Total Money Market Fund (Cost $14,175,683)		14,175,683

TOTAL INVESTMENTS–99.60% (Cost $1,131,152,823)	1,415,923,778
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.40%	5,754,499
NET ASSETS APPLICABLE TO 77,618,193 SHARES OUTSTANDING–100.00%	$1,421,678,277
NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND STANDARD CLASS ($1,168,675,623 / 63,799,207 Shares)	$18.318
NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND SERVICE CLASS ($253,002,654 / 13,818,986 Shares)	$18.308
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$1,026,362,557
Distributable earnings/(accumulated loss)	395,315,720
TOTAL NET ASSETS	$1,421,678,277

LVIP MFS International Growth Fund–4

LVIP MFS International Growth Fund
Statement of Net Assets (continued)

Δ Securities have been classified by country of origin.
† Non-income producing.
★ Includes $41 payable for securities purchased, $205,475 payable for fund shares redeemed, $122,511 other accrued expenses payable, $952,953 due to manager and affiliates and $257,976 foreign capital gain taxes payable as of June 30, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund–5

LVIP MFS International Growth Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 22,906,779
Foreign taxes withheld	(2,621,423)
20,285,356
EXPENSES:
Management fees	6,424,032
Distribution fees-Service Class	350,928
Shareholder servicing fees	227,928
Accounting and administration expenses	149,501
Custodian fees	72,665
Professional fees	59,494
Trustees’ fees and expenses	24,706
Reports and statements to shareholders	13,936
Pricing fees	5,738
Consulting fees	1,661
Other	18,439
7,349,028
Less:
Management fees waived	(805,793)
Total operating expenses	6,543,235
NET INVESTMENT INCOME	13,742,121
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	18,970,363
Foreign currencies	(134,057)
Net realized gain	18,836,306
Net change in unrealized appreciation (depreciation) of:
Investments	(370,996,004)
Foreign currencies	(362,438)
Net change in unrealized appreciation (depreciation)	(371,358,442)
NET REALIZED AND UNREALIZED LOSS	(352,522,136)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(338,780,015)
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 13,742,121	$ 10,992,365
Net realized gain	18,836,306	112,857,504
Net change in unrealized appreciation (depreciation)	(371,358,442)	51,870,736
Net increase (decrease) in net assets resulting from operations	(338,780,015)	175,720,605
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(90,774,745)
Service Class	—	(19,261,946)
	—	(110,036,691)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	86,445,234	130,992,450
Service Class	17,009,562	40,807,692
Reinvestment of dividends and distributions:
Standard Class	—	90,774,745
Service Class	—	19,261,946
	103,454,796	281,836,833
Cost of shares redeemed:
Standard Class	(82,511,892)	(131,021,163)
Service Class	(20,639,976)	(38,518,454)
	(103,151,868)	(169,539,617)
Increase in net assets derived from capital share transactions	302,928	112,297,216
NET INCREASE (DECREASE) IN NET ASSETS	(338,477,087)	177,981,130
NET ASSETS:
Beginning of period	1,760,155,364	1,582,174,234
End of period	$1,421,678,277	$1,760,155,364
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund–6

LVIP MFS International Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Growth Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 22.641	$ 21.750	$ 19.265	$ 16.018	$ 17.878	$ 13.705
Income (loss) from investment operations:
Net investment income[2]	0.180	0.160	0.156	0.285	0.226	0.178
Net realized and unrealized gain (loss)	(4.503)	2.256	2.631	4.061	(1.687)	4.184
Total from investment operations	(4.323)	2.416	2.787	4.346	(1.461)	4.362
Less dividends and distributions from:
Net investment income	—	(0.157)	(0.186)	(0.284)	(0.233)	(0.189)
Net realized gain	—	(1.368)	(0.116)	(0.815)	(0.166)	—
Total dividends and distributions	—	(1.525)	(0.302)	(1.099)	(0.399)	(0.189)
Net asset value, end of period	$ 18.318	$ 22.641	$ 21.750	$ 19.265	$ 16.018	$ 17.878
Total return[3]	(19.09%)	11.24%	14.54%	27.56%	(8.24%)	31.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,168,676	$1,442,752	$1,298,318	$1,344,586	$1,261,880	$1,387,961
Ratio of expenses to average net assets	0.80%	0.78%	0.79%	0.79%	0.80%	0.79%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.90%	0.88%	0.89%	0.89%	0.90%	0.89%
Ratio of net investment income to average net assets	1.78%	0.70%	0.83%	1.56%	1.29%	1.10%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.68%	0.60%	0.73%	1.46%	1.18%	1.00%
Portfolio turnover	6%	18%	23%	11%	26%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund–7

LVIP MFS International Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Growth Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 22.658	$ 21.767	$ 19.286	$ 16.039	$ 17.899	$ 13.724
Income (loss) from investment operations:
Net investment income[2]	0.155	0.103	0.109	0.239	0.163	0.137
Net realized and unrealized gain (loss)	(4.505)	2.258	2.626	4.063	(1.667)	4.187
Total from investment operations	(4.350)	2.361	2.735	4.302	(1.504)	4.324
Less dividends and distributions from:
Net investment income	—	(0.102)	(0.138)	(0.240)	(0.190)	(0.149)
Net realized gain	—	(1.368)	(0.116)	(0.815)	(0.166)	—
Total dividends and distributions	—	(1.470)	(0.254)	(1.055)	(0.356)	(0.149)
Net asset value, end of period	$ 18.308	$ 22.658	$ 21.767	$ 19.286	$ 16.039	$ 17.899
Total return[3]	(19.20%)	10.97%	14.25%	27.25%	(8.46%)	31.53%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 253,003	$317,403	$283,856	$252,214	$197,084	$197,882
Ratio of expenses to average net assets	1.05%	1.03%	1.04%	1.04%	1.05%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.15%	1.13%	1.14%	1.14%	1.15%	1.14%
Ratio of net investment income to average net assets	1.53%	0.45%	0.58%	1.31%	1.04%	0.85%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.43%	0.35%	0.48%	1.21%	0.93%	0.75%
Portfolio turnover	6%	18%	23%	11%	26%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund–8

LVIP MFS International Growth Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS International Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP MFS International Growth Fund–9

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2022, the value and cost of foreign currency held by the LVIP MFS International Growth Fund is $159,574 and $159,519 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2022.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 1.00% of the first $50 million of the Fund's average daily net assets; 0.95% of the next $50 million; 0.90% of the next $50 million; 0.85% of the next $100 million; and 0.80% of the Fund's average daily net assets in excess of $250 million.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.11% on the first $400 million of the Fund’s average daily net assets and 0.1% of the Fund’s average daily net assets in excess of $400 million.   The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Massachusetts Financial Services Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$53,908
Legal	9,623
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP MFS International Growth Fund–10

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,471 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$858,317
Distribution fees payable to LFD	53,406
Printing and mailing fees payable to Lincoln Life	6,471
Shareholder servicing fees payable to Lincoln Life	34,759
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2022, the Fund engaged in securities purchases of $0 and securities sales of $156,585, which resulted in net realized losses of $21,432.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$107,972,346
Sales	86,908,386
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$1,131,152,823
Aggregate unrealized appreciation of investments	$ 393,723,039
Aggregate unrealized depreciation of investments	(108,952,084)
Net unrealized appreciation of investments	$ 284,770,955
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP MFS International Growth Fund–11

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ —	$ 14,610,047	$—	$ 14,610,047
Brazil	1,890,053	—	—	1,890,053
Canada	126,976,992	—	—	126,976,992
China	2,566,814	20,642,509	—	23,209,323
Denmark	—	21,181,342	—	21,181,342
France	—	229,953,475	—	229,953,475
Germany	—	126,242,938	—	126,242,938
Hong Kong	—	70,659,188	—	70,659,188
India	11,178,479	16,505,039	—	27,683,518
Ireland	—	19,996,889	—	19,996,889
Israel	7,561,745	—	—	7,561,745
Italy	—	16,223,238	—	16,223,238
Japan	—	140,269,129	—	140,269,129
Mexico	5,370,519	—	—	5,370,519
Netherlands	—	54,955,055	—	54,955,055
Peru	4,059,553	—	—	4,059,553
Republic of Korea	—	8,181,618	—	8,181,618
Singapore	—	27,159,711	—	27,159,711
Spain	—	13,034,316	—	13,034,316
Sweden	—	34,432,877	—	34,432,877
Switzerland	—	211,968,438	—	211,968,438
Taiwan	17,047,001	6,166,320	—	23,213,321
United Kingdom	—	180,173,112	—	180,173,112
United States	12,741,698	—	—	12,741,698
Money Market Fund	14,175,683	—	—	14,175,683
Total Investments	$203,568,537	$1,212,355,241	$—	$1,415,923,778
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP MFS International Growth Fund–12

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	4,185,420	5,722,222
Service Class	830,650	1,799,323
Shares reinvested:
Standard Class	—	4,046,878
Service Class	—	858,631
	5,016,070	12,427,054
Shares redeemed:
Standard Class	(4,108,157)	(5,740,801)
Service Class	(1,020,401)	(1,689,869)
	(5,128,558)	(7,430,670)
Net increase (decrease)	(112,488)	4,996,384
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP MFS International Growth Fund–13

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP MFS International Growth Fund–14

LVIP MFS International Growth Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP MFS International Growth Fund–15

LVIP MFS Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP MFS Value Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS Value Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$867.60	0.62%	$2.87
Service Class Shares	1,000.00	866.50	0.87%	4.03
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.70	0.62%	$3.11
Service Class Shares	1,000.00	1,020.50	0.87%	4.36

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP MFS Value Fund–1

LVIP MFS Value Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.40%
Aerospace & Defense	4.65%
Banks	6.52%
Beverages	2.56%
Building Products	2.80%
Capital Markets	6.94%
Chemicals	4.02%
Consumer Finance	1.49%
Electric Utilities	5.57%
Electrical Equipment	1.43%
Equity Real Estate Investment Trusts	0.44%
Food Products	1.82%
Health Care Equipment & Supplies	3.80%
Health Care Providers & Services	4.00%
Hotels, Restaurants & Leisure	0.86%
Household Products	2.10%
Industrial Conglomerates	2.11%
Insurance	10.63%
IT Services	2.19%
Life Sciences Tools & Services	3.36%
Machinery	2.93%
Media	3.51%
Multiline Retail	0.93%
Multi-Utilities	1.75%
Oil, Gas & Consumable Fuels	3.80%
Pharmaceuticals	8.45%
Professional Services	1.19%
Road & Rail	2.53%
Semiconductors & Semiconductor Equipment	4.52%
Specialty Retail	1.50%
Money Market Fund	0.44%
Total Investments	98.84%
Receivables and Other Assets Net of Liabilities	1.16%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Johnson & Johnson	3.59%
JPMorgan Chase & Co.	3.38%
Northrop Grumman Corp.	2.83%
Pfizer, Inc.	2.69%
Cigna Corp.	2.55%
Aon PLC Class A	2.42%
Texas Instruments, Inc.	2.32%
Comcast Corp. Class A	2.32%
Duke Energy Corp.	2.29%
Marsh & McLennan Cos., Inc.	2.29%
Total	26.68%

IT–Information Technology

LVIP MFS Value Fund–2

LVIP MFS Value Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.40%
Aerospace & Defense–4.65%
General Dynamics Corp.	81,702	$ 18,076,568
Northrop Grumman Corp.	107,076	51,243,361
Raytheon Technologies Corp.	155,089	14,905,604
		84,225,533
Banks–6.52%
Citigroup, Inc.	435,231	20,016,274
JPMorgan Chase & Co.	543,998	61,259,615
PNC Financial Services Group, Inc.	128,931	20,341,444
Truist Financial Corp.	235,354	11,162,840
U.S. Bancorp	113,832	5,238,548
		118,018,721
Beverages–2.56%
Diageo PLC	600,534	25,938,686
PepsiCo, Inc.	122,629	20,437,349
		46,376,035
Building Products–2.80%
Johnson Controls International PLC	447,844	21,442,771
Masco Corp.	264,604	13,388,962
Trane Technologies PLC	122,376	15,892,971
		50,724,704
Capital Markets–6.94%
BlackRock, Inc.	40,642	24,752,604
Goldman Sachs Group, Inc.	62,541	18,575,928
KKR & Co., Inc.	212,162	9,820,979
Moody's Corp.	45,809	12,458,674
Morgan Stanley	410,628	31,232,365
Nasdaq, Inc.	189,271	28,871,398
		125,711,948
Chemicals–4.02%
DuPont de Nemours, Inc.	358,802	19,942,215
International Flavors & Fragrances, Inc.	71,588	8,527,563
PPG Industries, Inc.	214,505	24,526,502
Sherwin-Williams Co.	88,451	19,805,063
		72,801,343
Consumer Finance–1.49%
American Express Co.	194,598	26,975,175
		26,975,175
Electric Utilities–5.57%
American Electric Power Co., Inc.	147,626	14,163,238
Duke Energy Corp.	387,517	41,545,698
Southern Co.	496,109	35,377,533
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Xcel Energy, Inc.	138,429	$ 9,795,236
		100,881,705
Electrical Equipment–1.43%
Eaton Corp. PLC	205,556	25,898,000
		25,898,000
Equity Real Estate Investment Trusts–0.44%
Public Storage	25,528	7,981,840
		7,981,840
Food Products–1.82%
Archer-Daniels-Midland Co.	76,462	5,933,451
Nestle SA	231,016	26,999,459
		32,932,910
Health Care Equipment & Supplies–3.80%
Abbott Laboratories	244,492	26,564,056
†Boston Scientific Corp.	439,305	16,372,897
Medtronic PLC	287,118	25,768,841
		68,705,794
Health Care Providers & Services–4.00%
Cigna Corp.	174,882	46,084,905
McKesson Corp.	80,474	26,251,423
		72,336,328
Hotels, Restaurants & Leisure–0.86%
Marriott International, Inc. Class A	113,938	15,496,707
		15,496,707
Household Products–2.10%
Colgate-Palmolive Co.	143,897	11,531,906
Kimberly-Clark Corp.	121,794	16,460,459
Reckitt Benckiser Group PLC	133,897	10,070,698
		38,063,063
Industrial Conglomerates–2.11%
Honeywell International, Inc.	219,945	38,228,641
		38,228,641
Insurance–10.63%
Aon PLC Class A	162,411	43,798,999
Chubb Ltd.	206,782	40,649,206
Marsh & McLennan Cos., Inc.	267,201	41,482,955
Progressive Corp.	344,764	40,085,710
Travelers Cos., Inc.	156,719	26,505,884
		192,522,754
LVIP MFS Value Fund–3

LVIP MFS Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–2.19%
Accenture PLC Class A	142,917	$ 39,680,905
		39,680,905
Life Sciences Tools & Services–3.36%
Danaher Corp.	92,334	23,408,516
Thermo Fisher Scientific, Inc.	68,727	37,338,004
		60,746,520
Machinery–2.93%
Illinois Tool Works, Inc.	141,842	25,850,705
Otis Worldwide Corp.	77,388	5,469,010
PACCAR, Inc.	120,592	9,929,545
Stanley Black & Decker, Inc.	111,814	11,724,816
		52,974,076
Media–3.51%
†Charter Communications, Inc. Class A	46,148	21,621,722
Comcast Corp. Class A	1,069,502	41,967,259
		63,588,981
Multiline Retail–0.93%
Target Corp.	119,815	16,921,472
		16,921,472
Multi-Utilities–1.75%
Dominion Energy, Inc.	397,136	31,695,424
		31,695,424
Oil, Gas & Consumable Fuels–3.80%
ConocoPhillips	317,221	28,489,618
EOG Resources, Inc.	139,754	15,434,432
Pioneer Natural Resources Co.	111,069	24,777,272
		68,701,322
Pharmaceuticals–8.45%
Johnson & Johnson	366,227	65,008,955
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	367,664	$ 33,519,927
Pfizer, Inc.	929,196	48,717,746
Roche Holding AG	17,291	5,780,378
		153,027,006
Professional Services–1.19%
Equifax, Inc.	117,635	21,501,325
		21,501,325
Road & Rail–2.53%
Canadian National Railway Co.	98,435	11,070,985
Union Pacific Corp.	162,605	34,680,394
		45,751,379
Semiconductors & Semiconductor Equipment–4.52%
Analog Devices, Inc.	87,389	12,766,659
KLA Corp.	33,426	10,665,568
NXP Semiconductors NV	109,927	16,272,494
Texas Instruments, Inc.	273,757	42,062,763
		81,767,484
Specialty Retail–1.50%
Lowe's Cos., Inc.	155,861	27,224,240
		27,224,240
Total Common Stock (Cost $1,032,891,539)		1,781,461,335

MONEY MARKET FUND–0.44%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	8,068,964	8,068,964
Total Money Market Fund (Cost $8,068,964)		8,068,964

TOTAL INVESTMENTS–98.84% (Cost $1,040,960,503)	1,789,530,299
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.16%	20,945,503
NET ASSETS APPLICABLE TO 36,208,133 SHARES OUTSTANDING–100.00%	$1,810,475,802
NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND STANDARD CLASS ($778,452,526 / 15,547,073 Shares)	$50.071
NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND SERVICE CLASS ($1,032,023,276 / 20,661,060 Shares)	$49.950
LVIP MFS Value Fund–4

LVIP MFS Value Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$ 897,202,535
Distributable earnings/(accumulated loss)	913,273,267
TOTAL NET ASSETS	$1,810,475,802

† Non-income producing.
★ Includes $2,399,906 payable for securities purchased, $560,958 payable for fund shares redeemed, $87,702 other accrued expenses payable and $1,136,189 due to manager and affiliates as of June 30, 2022.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund–5

LVIP MFS Value Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 22,501,582
Foreign taxes withheld	(190,752)
22,310,830
EXPENSES:
Management fees	5,987,778
Distribution fees-Service Class	1,430,950
Shareholder servicing fees	292,085
Accounting and administration expenses	186,726
Trustees’ fees and expenses	31,449
Professional fees	29,271
Reports and statements to shareholders	19,687
Custodian fees	8,670
Pricing fees	2,884
Consulting fees	1,813
Other	20,038
8,011,351
Less:
Management fees waived	(302,157)
Total operating expenses	7,709,194
NET INVESTMENT INCOME	14,601,636
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	80,125,389
Foreign currencies	15,349
Net realized gain	80,140,738
Net change in unrealized appreciation (depreciation) of:
Investments	(382,355,901)
Foreign currencies	(45,628)
Net change in unrealized appreciation (depreciation)	(382,401,529)
NET REALIZED AND UNREALIZED LOSS	(302,260,791)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(287,659,155)
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 14,601,636	$ 25,445,309
Net realized gain	80,140,738	90,620,240
Net change in unrealized appreciation (depreciation)	(382,401,529)	343,897,911
Net increase (decrease) in net assets resulting from operations	(287,659,155)	459,963,460
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(27,372,067)
Service Class	—	(33,733,624)
	—	(61,105,691)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	47,057,671	135,258,684
Service Class	56,643,736	119,282,575
Reinvestment of dividends and distributions:
Standard Class	—	27,372,067
Service Class	—	33,733,624
	103,701,407	315,646,950
Cost of shares redeemed:
Standard Class	(107,328,586)	(115,444,483)
Service Class	(124,025,528)	(230,925,725)
	(231,354,114)	(346,370,208)
Decrease in net assets derived from capital share transactions	(127,652,707)	(30,723,258)
NET INCREASE (DECREASE) IN NET ASSETS	(415,311,862)	368,134,511
NET ASSETS:
Beginning of period	2,225,787,664	1,857,653,153
End of period	$1,810,475,802	$2,225,787,664
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund–6

LVIP MFS Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS Value Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 57.719	$ 47.407	$ 46.462	$ 36.798	$ 43.085	$ 37.927
Income (loss) from investment operations:
Net investment income[2]	0.428	0.744	0.706	0.731	0.722	0.635
Net realized and unrealized gain (loss)	(8.076)	11.259	0.981	10.207	(4.818)	5.993
Total from investment operations	(7.648)	12.003	1.687	10.938	(4.096)	6.628
Less dividends and distributions from:
Net investment income	—	(0.758)	(0.735)	(0.744)	(0.733)	(0.729)
Net realized gain	—	(0.933)	(0.007)	(0.530)	(1.458)	(0.741)
Total dividends and distributions	—	(1.691)	(0.742)	(1.274)	(2.191)	(1.470)
Net asset value, end of period	$ 50.071	$ 57.719	$ 47.407	$ 46.462	$ 36.798	$ 43.085
Total return[3]	(13.24%)	25.46%	3.66%	29.84%	(9.99%)	17.63%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 778,453	$962,574	$749,207	$670,397	$492,642	$471,467
Ratio of expenses to average net assets	0.62%	0.65%	0.67%	0.67%	0.68%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.65%	0.67%	0.67%	0.68%	0.67%
Ratio of net investment income to average net assets	1.60%	1.38%	1.66%	1.70%	1.71%	1.55%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.57%	1.38%	1.66%	1.70%	1.71%	1.55%
Portfolio turnover	8%	9%	15%	12%	11%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund–7

LVIP MFS Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS Value Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 57.652	$ 47.359	$ 46.426	$ 36.778	$ 43.059	$ 37.912
Income (loss) from investment operations:
Net investment income[2]	0.360	0.607	0.599	0.622	0.617	0.531
Net realized and unrealized gain (loss)	(8.062)	11.239	0.969	10.192	(4.813)	5.984
Total from investment operations	(7.702)	11.846	1.568	10.814	(4.196)	6.515
Less dividends and distributions from:
Net investment income	—	(0.620)	(0.628)	(0.636)	(0.627)	(0.627)
Net realized gain	—	(0.933)	(0.007)	(0.530)	(1.458)	(0.741)
Total dividends and distributions	—	(1.553)	(0.635)	(1.166)	(2.085)	(1.368)
Net asset value, end of period	$ 49.950	$ 57.652	$ 47.359	$ 46.426	$ 36.778	$ 43.059
Total return[3]	(13.35%)	25.15%	3.40%	29.52%	(10.22%)	17.33%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,032,023	$1,263,214	$1,108,447	$1,070,132	$ 863,228	$1,004,740
Ratio of expenses to average net assets	0.87%	0.90%	0.92%	0.92%	0.93%	0.92%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.90%	0.90%	0.92%	0.92%	0.93%	0.92%
Ratio of net investment income to average net assets	1.35%	1.13%	1.41%	1.45%	1.46%	1.30%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.32%	1.13%	1.41%	1.45%	1.46%	1.30%
Portfolio turnover	8%	9%	15%	12%	11%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund–8

LVIP MFS Value Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP MFS Value Fund–9

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2022.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $75 million of the Fund’s average daily net assets; 0.70% of the next $75 million; 0.65% of the next $50 million; 0.60% of the next $300 million; 0.5875% of the next $1 billion; and 0.5625% of the Fund’s average daily net assets in excess of $1.5 billion.   Effective January 1, 2022, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.03% of the Fund’s average daily net assets.   The management fee, net of waivers, is calculated daily and paid monthly.
Massachusetts Financial Services Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$68,993
Legal	12,316
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $10,753 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP MFS Value Fund–10

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$863,774
Distribution fees payable to LFD	217,530
Printing and mailing fees payable to Lincoln Life	10,753
Shareholder servicing fees payable to Lincoln Life	44,132
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$160,547,018
Sales	279,739,643
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$1,040,960,503
Aggregate unrealized appreciation of investments	$ 768,997,684
Aggregate unrealized depreciation of investments	(20,427,888)
Net unrealized appreciation of investments	$ 748,569,796
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS Value Fund–11

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 84,225,533	$ —	$—	$ 84,225,533
Banks	118,018,721	—	—	118,018,721
Beverages	20,437,349	25,938,686	—	46,376,035
Building Products	50,724,704	—	—	50,724,704
Capital Markets	125,711,948	—	—	125,711,948
Chemicals	72,801,343	—	—	72,801,343
Consumer Finance	26,975,175	—	—	26,975,175
Electric Utilities	100,881,705	—	—	100,881,705
Electrical Equipment	25,898,000	—	—	25,898,000
Equity Real Estate Investment Trusts	7,981,840	—	—	7,981,840
Food Products	5,933,451	26,999,459	—	32,932,910
Health Care Equipment & Supplies	68,705,794	—	—	68,705,794
Health Care Providers & Services	72,336,328	—	—	72,336,328
Hotels, Restaurants & Leisure	15,496,707	—	—	15,496,707
Household Products	27,992,365	10,070,698	—	38,063,063
Industrial Conglomerates	38,228,641	—	—	38,228,641
Insurance	192,522,754	—	—	192,522,754
IT Services	39,680,905	—	—	39,680,905
Life Sciences Tools & Services	60,746,520	—	—	60,746,520
Machinery	52,974,076	—	—	52,974,076
Media	63,588,981	—	—	63,588,981
Multiline Retail	16,921,472	—	—	16,921,472
Multi-Utilities	31,695,424	—	—	31,695,424
Oil, Gas & Consumable Fuels	68,701,322	—	—	68,701,322
Pharmaceuticals	147,246,628	5,780,378	—	153,027,006
Professional Services	21,501,325	—	—	21,501,325
Road & Rail	45,751,379	—	—	45,751,379
Semiconductors & Semiconductor Equipment	81,767,484	—	—	81,767,484
Specialty Retail	27,224,240	—	—	27,224,240
Money Market Fund	8,068,964	—	—	8,068,964
Total Investments	$1,720,741,078	$68,789,221	$—	$1,789,530,299
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	871,676	2,524,651
Service Class	1,045,659	2,215,006
Shares reinvested:
Standard Class	—	489,993
Service Class	—	605,435
	1,917,335	5,835,085
Shares redeemed:
Standard Class	(2,001,501)	(2,141,445)
Service Class	(2,295,750)	(4,314,666)
	(4,297,251)	(6,456,111)
Net decrease	(2,379,916)	(621,026)
LVIP MFS Value Fund–12

LVIP MFS Value Fund
Notes to Financial Statements (continued)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP MFS Value Fund–13

LVIP MFS Value Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP MFS Value Fund–14

LVIP Mondrian International Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Mondrian International Value Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Mondrian International Value Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$892.40	0.76%	$3.57
Service Class Shares	1,000.00	891.30	1.01%	4.74
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.00	0.76%	$3.81
Service Class Shares	1,000.00	1,019.80	1.01%	5.06

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Security Type/Country	Percentage of Net Assets
Common Stock	99.31%
Australia	0.79%
Britain	0.70%
Denmark	0.54%
France	7.62%
Germany	5.73%
Hong Kong	6.92%
Italy	7.16%
Japan	28.98%
Netherlands	1.91%
Singapore	4.31%
Spain	2.95%
Sweden	1.94%
Switzerland	3.46%
Taiwan	1.10%
United Kingdom	25.20%
Money Market Fund	0.20%
Total Investments	99.51%
Receivables and Other Assets Net of Liabilities	0.49%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	1.51%
Auto Components	1.72%
Automobiles	2.60%
Banks	9.24%
Beverages	0.66%
Building Products	1.03%
Chemicals	1.68%
Commercial Services & Supplies	1.55%
Construction & Engineering	1.36%
Diversified Telecommunication Services	5.95%
Electric Utilities	5.78%
Electrical Equipment	1.84%
Electronic Equipment, Instruments & Components	2.45%
Food & Staples Retailing	2.12%
Food Products	3.68%
Gas Utilities	2.88%
Health Care Equipment & Supplies	1.91%
Household Durables	4.64%
Industrial Conglomerates	6.24%
Insurance	4.43%
IT Services	1.37%
Sector	Percentage of Net Assets
Machinery	1.77%
Media	2.32%
Oil, Gas & Consumable Fuels	6.59%
Personal Products	0.49%
Pharmaceuticals	13.90%
Road & Rail	0.79%
Semiconductors & Semiconductor Equipment	1.10%
Specialty Retail	2.07%
Technology Hardware, Storage & Peripherals	1.81%
Tobacco	3.13%
Trading Companies & Distributors	0.70%
Total	99.31%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
CK Hutchison Holdings Ltd.	3.50%
Novartis AG	3.46%
Sanofi	3.23%
Imperial Brands PLC	3.13%
GSK PLC	3.09%
Takeda Pharmaceutical Co. Ltd.	3.03%
United Overseas Bank Ltd.	3.02%
Enel SpA	2.98%
Banco Santander SA	2.95%
Sony Group Corp.	2.90%
Total	31.29%

IT–Information Technology
LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.31%
Australia–0.79%
Aurizon Holdings Ltd.	2,515,039	$ 6,614,628
		6,614,628
Britain–0.70%
Travis Perkins PLC	495,622	5,874,702
		5,874,702
Denmark–0.54%
†ISS AS	284,899	4,542,143
		4,542,143
France–7.62%
Bouygues SA	368,345	11,368,416
Cie de Saint-Gobain	200,791	8,676,024
Dassault Aviation SA	80,863	12,627,786
Sanofi	268,064	27,033,187
Societe Generale SA	185,440	4,100,022
		63,805,435
Germany–5.73%
Allianz SE	101,724	19,501,524
Continental AG	205,374	14,414,947
Evonik Industries AG	655,779	14,063,944
		47,980,415
Hong Kong–6.92%
CK Hutchison Holdings Ltd.	4,315,500	29,276,330
Jardine Matheson Holdings Ltd.	214,100	11,249,652
WH Group Ltd.	22,430,362	17,360,768
		57,886,750
Italy–7.16%
Enel SpA	4,553,463	24,972,193
Eni SpA	918,436	10,893,257
Snam SpA	4,589,074	24,075,960
		59,941,410
Japan–28.98%
Coca-Cola Bottlers Japan Holdings, Inc.	460,700	5,507,085
FUJIFILM Holdings Corp.	281,900	15,146,885
Fujitsu Ltd.	91,700	11,474,227
Hitachi Ltd.	247,000	11,749,796
Honda Motor Co. Ltd.	904,000	21,796,416
Kao Corp.	101,200	4,103,606
Kyocera Corp.	383,800	20,516,553
Mitsubishi Electric Corp.	1,430,200	15,373,439
Nippon Telegraph & Telephone Corp.	793,700	22,805,496
Otsuka Holdings Co. Ltd.	255,700	9,127,646
Secom Co. Ltd.	136,300	8,415,799
Sekisui Chemical Co. Ltd.	1,060,000	14,532,577
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Japan (continued)
Sony Group Corp.	297,300	$ 24,246,823
Takeda Pharmaceutical Co. Ltd.	903,100	25,366,570
Tokio Marine Holdings, Inc.	301,800	17,598,545
Toyota Industries Corp.	239,300	14,838,339
		242,599,802
Netherlands–1.91%
Koninklijke Philips NV	747,237	16,027,132
		16,027,132
Singapore–4.31%
Singapore Telecommunications Ltd.	5,932,400	10,797,352
United Overseas Bank Ltd.	1,336,881	25,256,517
		36,053,869
Spain–2.95%
Banco Santander SA	8,724,567	24,685,400
		24,685,400
Sweden–1.94%
Telia Co. AB	4,230,159	16,235,783
		16,235,783
Switzerland–3.46%
Novartis AG	341,701	28,969,609
		28,969,609
Taiwan–1.10%
Taiwan Semiconductor Manufacturing Co. Ltd.	573,000	9,183,095
		9,183,095
United Kingdom–25.20%
Associated British Foods PLC	692,778	13,367,548
BP PLC	4,620,893	21,697,379
GSK PLC	1,200,035	25,862,657
Imperial Brands PLC	1,168,661	26,163,651
Kingfisher PLC	5,793,722	17,314,440
Lloyds Banking Group PLC	45,274,890	23,294,228
Shell PLC	866,553	22,567,449
SSE PLC	1,189,156	23,468,383
Tesco PLC	5,688,387	17,728,443
WPP PLC	1,925,988	19,454,879
		210,919,057
Total Common Stock (Cost $816,603,141)		831,319,230

LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.20%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 1.43%)	1,683,406	$ 1,683,406
Total Money Market Fund (Cost $1,683,406)		1,683,406

TOTAL INVESTMENTS–99.51% (Cost $818,286,547)	833,002,636
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.49%	4,068,759
NET ASSETS APPLICABLE TO 56,958,410 SHARES OUTSTANDING–100.00%	$837,071,395
NET ASSET VALUE PER SHARE–LVIP MONDRIAN INTERNATIONAL VALUE FUND STANDARD CLASS ($592,448,076 / 40,288,992 Shares)	$14.705
NET ASSET VALUE PER SHARE–LVIP MONDRIAN INTERNATIONAL VALUE FUND SERVICE CLASS ($244,623,319 / 16,669,418 Shares)	$14.675
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$853,186,783
Distributable earnings/(accumulated loss)	(16,115,388)
TOTAL NET ASSETS	$837,071,395

† Non-income producing.
★ Includes $1,743,738 payable for securities purchased, $435,133 payable for fund shares redeemed, $88,083 other accrued expenses payable and $573,807 due to manager and affiliates as of June 30, 2022.
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund–4

LVIP Mondrian International Value Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 22,724,196
Foreign taxes withheld	(1,911,188)
20,813,008
EXPENSES:
Management fees	3,279,570
Distribution fees-Service Class	344,217
Shareholder servicing fees	136,941
Accounting and administration expenses	93,723
Professional fees	51,389
Custodian fees	38,305
Trustees’ fees and expenses	14,620
Reports and statements to shareholders	12,205
Pricing fees	5,146
Consulting fees	1,441
Other	12,367
3,989,924
Less:
Management fees waived	(70,631)
Total operating expenses	3,919,293
NET INVESTMENT INCOME	16,893,715
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(2,479,272)
Foreign currencies	(456,611)
Foreign currency exchange contracts	2,946
Net realized loss	(2,932,937)
Net change in unrealized appreciation (depreciation) of:
Investments	(116,362,818)
Foreign currencies	(246,321)
Net change in unrealized appreciation (depreciation)	(116,609,139)
NET REALIZED AND UNREALIZED LOSS	(119,542,076)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(102,648,361)
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 16,893,715	$ 26,647,486
Net realized gain (loss)	(2,932,937)	30,963,906
Net change in unrealized appreciation (depreciation)	(116,609,139)	45,031,815
Net increase (decrease) in net assets resulting from operations	(102,648,361)	102,643,207
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(24,369,127)
Service Class	—	(9,174,654)
	—	(33,543,781)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	37,188,218	90,332,383
Service Class	23,629,693	24,323,711
Reinvestment of dividends and distributions:
Standard Class	—	24,369,127
Service Class	—	9,174,654
	60,817,911	148,199,875
Cost of shares redeemed:
Standard Class	(91,036,970)	(98,966,219)
Service Class	(37,689,246)	(55,094,623)
	(128,726,216)	(154,060,842)
Decrease in net assets derived from capital share transactions	(67,908,305)	(5,860,967)
NET INCREASE (DECREASE) IN NET ASSETS	(170,556,666)	63,238,459
NET ASSETS:
Beginning of period	1,007,628,061	944,389,602
End of period	$ 837,071,395	$1,007,628,061
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund–5

LVIP Mondrian International Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian International Value Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 16.478	$ 15.341	$ 16.962	$ 15.218	$ 18.031	$ 15.381
Income (loss) from investment operations:
Net investment income[2]	0.291	0.466	0.340	0.550	0.544	0.495
Net realized and unrealized gain (loss)	(2.064)	1.249	(1.243)	2.174	(2.578)	2.779
Total from investment operations	(1.773)	1.715	(0.903)	2.724	(2.034)	3.274
Less dividends and distributions from:
Net investment income	—	(0.578)	(0.343)	(0.624)	(0.558)	(0.593)
Net realized gain	—	—	(0.375)	(0.356)	(0.221)	(0.031)
Total dividends and distributions	—	(0.578)	(0.718)	(0.980)	(0.779)	(0.624)
Net asset value, end of period	$ 14.705	$ 16.478	$ 15.341	$ 16.962	$ 15.218	$ 18.031
Total return[3]	(10.76%)	11.26%	(4.97%)	18.17%	(11.42%)	21.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 592,448	$718,353	$655,155	$768,883	$ 726,792	$893,651
Ratio of expenses to average net assets	0.76%	0.75%	0.78%	0.76%	0.76%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.76%	0.78%	0.76%	0.76%	0.75%
Ratio of net investment income to average net assets	3.65%	2.78%	2.40%	3.35%	3.08%	2.88%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.64%	2.77%	2.40%	3.35%	3.08%	2.88%
Portfolio turnover	11%	22%	22%	20%	19%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund–6

LVIP Mondrian International Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian International Value Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 16.465	$ 15.327	$ 16.953	$ 15.212	$ 18.021	$ 15.375
Income (loss) from investment operations:
Net investment income[2]	0.271	0.423	0.304	0.508	0.499	0.451
Net realized and unrealized gain (loss)	(2.061)	1.250	(1.247)	2.172	(2.574)	2.779
Total from investment operations	(1.790)	1.673	(0.943)	2.680	(2.075)	3.227
Less dividends and distributions from:
Net investment income	—	(0.535)	(0.308)	(0.583)	(0.513)	(0.550)
Net realized gain	—	—	(0.375)	(0.356)	(0.221)	(0.031)
Total dividends and distributions	—	(0.535)	(0.683)	(0.939)	(0.734)	(0.581)
Net asset value, end of period	$ 14.675	$ 16.465	$ 15.327	$ 16.953	$ 15.212	$ 18.021
Total return[3]	(10.87%)	10.99%	(5.21%)	17.88%	(11.64%)	21.04%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 244,623	$289,275	$289,235	$295,266	$ 267,822	$316,262
Ratio of expenses to average net assets	1.01%	1.00%	1.03%	1.01%	1.01%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.02%	1.01%	1.03%	1.01%	1.01%	1.00%
Ratio of net investment income to average net assets	3.40%	2.53%	2.15%	3.10%	2.83%	2.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.39%	2.52%	2.15%	3.10%	2.83%	2.63%
Portfolio turnover	11%	22%	22%	20%	19%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund–7

LVIP Mondrian International Value Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Mondrian International Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation as measured by the change in the value of Fund shares over a period of three years or longer.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Mondrian International Value Fund–8

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2022, the value and cost of foreign currency held by the LVIP Mondrian International Value Fund is $1,523,448 and $1,515,902 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2022.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.90% of the first $200 million of the Fund’s average daily net assets; 0.75% of the next $200 million; and 0.60% of the Fund’s average daily net assets in excess of $400 million.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.015% on the first $1 billion of the Fund’s average daily net assets and 0.01% of the Fund’s average daily net assets in excess of $1 billion.
 The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Mondrian Investment Partners Ltd. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$32,174
Legal	5,744
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Mondrian International Value Fund–9

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,158 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$493,170
Distribution fees payable to LFD	52,698
Printing and mailing fees payable to Lincoln Life	7,158
Shareholder servicing fees payable to Lincoln Life	20,781
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$105,643,555
Sales	158,279,377
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$818,286,547
Aggregate unrealized appreciation of investments	$ 99,203,807
Aggregate unrealized depreciation of investments	(84,487,718)
Net unrealized appreciation of investments	$ 14,716,089
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP Mondrian International Value Fund–10

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ —	$ 6,614,628	$—	$ 6,614,628
Britain	—	5,874,702	—	5,874,702
Denmark	—	4,542,143	—	4,542,143
France	—	63,805,435	—	63,805,435
Germany	—	47,980,415	—	47,980,415
Hong Kong	—	57,886,750	—	57,886,750
Italy	—	59,941,410	—	59,941,410
Japan	—	242,599,802	—	242,599,802
Netherlands	—	16,027,132	—	16,027,132
Singapore	—	36,053,869	—	36,053,869
Spain	—	24,685,400	—	24,685,400
Sweden	—	16,235,783	—	16,235,783
Switzerland	—	28,969,609	—	28,969,609
Taiwan	—	9,183,095	—	9,183,095
United Kingdom	—	210,919,057	—	210,919,057
Money Market Fund	1,683,406	—	—	1,683,406
Total Investments	$1,683,406	$831,319,230	$—	$833,002,636
As a result of utilizing International fair value pricing at June 30, 2022, the majority of the Fund’s common stock investments was categorized as Level 2.
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	2,278,421	5,307,169
Service Class	1,463,627	1,449,458
Shares reinvested:
Standard Class	—	1,503,474
Service Class	—	565,682
	3,742,048	8,825,783
Shares redeemed:
Standard Class	(5,583,383)	(5,923,607)
Service Class	(2,363,191)	(3,316,779)
	(7,946,574)	(9,240,386)
Net decrease	(4,204,526)	(414,603)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
LVIP Mondrian International Value Fund–11

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2022, the Fund entered into foreign currency exchange contracts facilitate or expedite the settlement of portfolio transactions.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$2,946	$—
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$2,375	$—
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the
LVIP Mondrian International Value Fund–12

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Mondrian International Value Fund–13

LVIP Mondrian International Value Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Mondrian International Value Fund–14

LVIP Multi-Manager Global Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Multi-Manager Global Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Multi-Manager Global Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$787.10	0.21%	$0.93
Service Class Shares	1,000.00	785.70	0.56%	2.48
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.21%	$1.05
Service Class Shares	1,000.00	1,022.00	0.56%	2.81

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Multi-Manager Global Equity Managed Volatility Fund–1

LVIP Multi-Manager Global Equity Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	95.25%
Investment Companies	95.25%
Equity Fund	37.44%
International Equity Funds	57.81%
Unaffiliated Investment	3.28%
Investment Company	3.28%
Money Market Fund	3.28%
Total Investments	98.53%
Receivables and Other Assets Net of Liabilities	1.47%
Total Net Assets	100.00%
LVIP Multi-Manager Global Equity Managed Volatility Fund–2

LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.25%
INVESTMENT COMPANIES–95.25%
Equity Fund–37.44%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	2,241,602	$ 37,663,395
		37,663,395
International Equity Funds–57.81%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Dimensional International Core Equity Fund	903,516	9,493,244
LVIP Loomis Sayles Global Growth Fund	3,261,785	39,085,970
LVIP SSGA Developed International 150 Fund	1,295,669	9,573,695
		58,152,909
Total Affiliated Investments (Cost $84,819,477)		95,816,304

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–3.28%
INVESTMENT COMPANY–3.28%
Money Market Fund–3.28%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	3,293,533	$ 3,293,533
Total Unaffiliated Investment (Cost $3,293,533)		3,293,533

TOTAL INVESTMENTS–98.53% (Cost $88,113,010)	99,109,837
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.47%	1,481,279
NET ASSETS APPLICABLE TO 9,204,712 SHARES OUTSTANDING–100.00%	$100,591,116

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(14)	British Pound	$(1,067,413)	$(1,063,774)	9/19/22	$ —	$ (3,639)
(13)	Euro	(1,712,425)	(1,713,163)	9/19/22	738	—
(13)	Japanese Yen	(1,205,019)	(1,216,745)	9/19/22	11,726	—
					12,464	(3,639)
Equity Contracts:
(24)	E-mini MSCI Emerging Markets Index	(1,203,240)	(1,206,524)	9/16/22	3,284	—
(12)	E-mini Russell 2000 Index	(1,024,800)	(1,024,566)	9/16/22	—	(234)
(44)	E-mini S&P 500 Index	(8,336,900)	(8,261,491)	9/16/22	—	(75,409)
(9)	E-mini S&P MidCap 400 Index	(2,041,200)	(2,060,718)	9/16/22	19,518	—
(48)	Euro STOXX 50 Index	(1,730,878)	(1,746,343)	9/16/22	15,465	—
(12)	FTSE 100 Index	(1,040,207)	(1,043,231)	9/16/22	3,024	—
(6)	Nikkei 225 Index (OSE)	(1,166,568)	(1,163,615)	9/8/22	—	(2,953)
					41,291	(78,596)
Total Futures Contracts					$53,755	$(82,235)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
LVIP Multi-Manager Global Equity Managed Volatility Fund–3

LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments (continued)
[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund–4

LVIP Multi-Manager Global Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
ASSETS:
Affiliated investments, at value	$ 95,816,304
Unaffiliated investments, at value	3,293,533
Cash collateral held at broker for futures contracts	1,146,812
Variation margin due from broker on futures contracts	380,234
Receivable for fund shares sold	68,698
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	16,296
Dividends and interest receivable	3,113
Prepaid expenses	291
TOTAL ASSETS	100,725,281
LIABILITIES:
Due to manager and affiliates	52,379
Other accrued expenses payable	40,187
Payable for securities purchased	30,284
Payable for fund shares redeemed	11,315
TOTAL LIABILITIES	134,165
TOTAL NET ASSETS	$100,591,116
Affiliated investments, at cost	$ 84,819,477
Unaffiliated investments, at cost	3,293,533
Standard Class:
Net Assets	$ 3,026,884
Shares Outstanding	276,074
Net Asset Value Per Share	$ 10.964
Service Class:
Net Assets	$ 97,564,232
Shares Outstanding	8,928,638
Net Asset Value Per Share	$ 10.927
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$ 95,760,725
Distributable earnings/(accumulated loss)	4,830,391
TOTAL NET ASSETS	$100,591,116
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund–5

LVIP Multi-Manager Global Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 7,655
EXPENSES:
Distribution fees-Service Class	195,444
Management fees	143,875
Accounting and administration expenses	35,363
Shareholder servicing fees	16,690
Professional fees	16,547
Reports and statements to shareholders	2,575
Custodian fees	2,277
Trustees’ fees and expenses	1,841
Consulting fees	1,534
Pricing fees	381
Other	2,066
418,593
Less:
Management fees waived	(5,755)
Expenses reimbursed	(96,538)
Total operating expenses	316,300
NET INVESTMENT LOSS	(308,645)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of affiliated investments	(269,540)
Futures contracts	(1,473,945)
Net realized loss	(1,743,485)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(25,546,389)
Foreign currencies	(57)
Futures contracts	(141,655)
Net change in unrealized appreciation (depreciation)	(25,688,101)
NET REALIZED AND UNREALIZED LOSS	(27,431,586)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(27,740,231)
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (308,645)	$ 687,014
Net realized gain (loss)	(1,743,485)	2,064,713
Net change in unrealized appreciation (depreciation)	(25,688,101)	14,256,610
Net increase (decrease) in net assets resulting from operations	(27,740,231)	17,008,337
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(68,367)
Service Class	—	(1,853,166)
	—	(1,921,533)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	26,397	926,862
Service Class	5,033,570	25,568,758
Reinvestment of dividends and distributions:
Standard Class	—	68,367
Service Class	—	1,853,166
	5,059,967	28,417,153
Cost of shares redeemed:
Standard Class	(30,842)	(824,785)
Service Class	(7,656,216)	(15,664,545)
	(7,687,058)	(16,489,330)
Increase (decrease) in net assets derived from capital share transactions	(2,627,091)	11,927,823
NET INCREASE (DECREASE) IN NET ASSETS	(30,367,322)	27,014,627
NET ASSETS:
Beginning of period	130,958,438	103,943,811
End of period	$100,591,116	$130,958,438
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund–6

LVIP Multi-Manager Global Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 13.930	$ 12.236	$ 10.826	$ 9.175	$ 11.106	$ 9.404
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.012)	0.121	0.097	0.101	0.116	0.152
Net realized and unrealized gain (loss)	(2.954)	1.824	1.568	1.706	(1.027)	1.787
Total from investment operations	(2.966)	1.945	1.665	1.807	(0.911)	1.939
Less dividends and distributions from:
Net investment income	—	(0.251)	(0.255)	(0.077)	(0.109)	(0.176)
Net realized gain	—	—	—	(0.079)	(0.911)	(0.061)
Total dividends and distributions	—	(0.251)	(0.255)	(0.156)	(1.020)	(0.237)
Net asset value, end of period	$ 10.964	$ 13.930	$ 12.236	$ 10.826	$ 9.175	$ 11.106
Total return[4]	(21.29%)	15.90%	15.47%	19.77%	(8.22%)	20.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 3,027	$ 3,850	$ 3,236	$ 2,859	$ 2,329	$ 3,078
Ratio of expenses to average net assets[5]	0.21%	0.21%	0.21%	0.22%	0.26%	0.34%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.39%	0.38%	0.43%	0.42%	0.40%	0.42%
Ratio of net investment income (loss) to average net assets	(0.20%) [6]	0.89%	0.93%	1.00%	1.04%	1.47%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.38%) [6]	0.72%	0.71%	0.80%	0.90%	1.39%
Portfolio turnover	7%	12%	17%	13%	103%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund–7

LVIP Multi-Manager Global Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 13.907	$ 12.219	$ 10.818	$ 9.170	$ 11.103	$ 9.405
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.034)	0.073	0.060	0.065	0.077	0.116
Net realized and unrealized gain (loss)	(2.946)	1.820	1.561	1.703	(1.024)	1.783
Total from investment operations	(2.980)	1.893	1.621	1.768	(0.947)	1.899
Less dividends and distributions from:
Net investment income	—	(0.205)	(0.220)	(0.041)	(0.075)	(0.140)
Net realized gain	—	—	—	(0.079)	(0.911)	(0.061)
Total dividends and distributions	—	(0.205)	(0.220)	(0.120)	(0.986)	(0.201)
Net asset value, end of period	$ 10.927	$ 13.907	$ 12.219	$ 10.818	$ 9.170	$ 11.103
Total return[4]	(21.43%)	15.49%	15.07%	19.35%	(8.55%)	20.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 97,564	$127,109	$100,707	$ 82,078	$ 71,417	$ 61,100
Ratio of expenses to average net assets[5]	0.56%	0.56%	0.56%	0.57%	0.61%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.74%	0.73%	0.78%	0.77%	0.75%	0.77%
Ratio of net investment income (loss) to average net assets	(0.55%) [6]	0.54%	0.58%	0.65%	0.69%	1.12%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.73%) [6]	0.37%	0.36%	0.45%	0.55%	1.04%
Portfolio turnover	7%	12%	17%	13%	103%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund–8

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Multi-Manager Global Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Fund is advised by LIAC. The Underlying Funds invest in U.S. and foreign stocks. In addition to investment companies, the Fund may invest in individual securities, such as money market securities, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities
LVIP Multi-Manager Global Equity Managed Volatility Fund–9

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
 The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.21% of average daily net assets for the Standard Class and 0.56% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue at least through April 30, 2023 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	2024	Total
LIAC	$ 121,583	$ 177,620	$ 196,055	$ 495,258
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$3,976
Legal	710
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $531 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Multi-Manager Global Equity Managed Volatility Fund–10

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2022, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$16,296
Management fees payable to LIAC	20,450
Distribution fees payable to LFD	28,927
Printing and mailing fees payable to Lincoln Life	531
Shareholder servicing fees payable to Lincoln Life	2,471
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.25%@
Equity Fund-37.44%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$ 51,040,474	$ 963,417	$ 5,473,887	$ 473,509	$ (9,340,118)	$37,663,395	2,241,602	$—	$—
International Equity Funds-57.81%@
✧✧LVIP Dimensional International Core Equity Fund	12,613,215	240,854	1,264,915	(58,654)	(2,037,256)	9,493,244	903,516	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	48,189,664	6,744,773	2,086,996	(415,263)	(13,346,208)	39,085,970	3,261,785	—	—
✧✧LVIP SSGA Developed International 150 Fund	12,668,674	240,855	2,243,895	(269,132)	(822,807)	9,573,695	1,295,669	—	—
Total	$124,512,027	$ 8,189,899	$11,069,693	$ (269,540)	$ (25,546,389)	$ 95,816,304		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 8,189,899
Sales	11,069,693
LVIP Multi-Manager Global Equity Managed Volatility Fund–11

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:
Cost of investments and derivatives	$88,113,010
Aggregate unrealized appreciation of investments and derivatives	$11,671,344
Aggregate unrealized depreciation of investments and derivatives	(702,997)
Net unrealized appreciation of investments and derivatives	$10,968,347
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$95,816,304	$—	$—	$95,816,304
Unaffiliated Investment Company	3,293,533	—	—	3,293,533
Total Investments	$99,109,837	$—	$—	$99,109,837
Derivatives:
Assets:
Futures Contracts	$ 53,755	$—	$—	$ 53,755
Liabilities:
Futures Contracts	$ (82,235)	$—	$—	$ (82,235)
There were no Level 3 investments at the beginning or end of the period.
LVIP Multi-Manager Global Equity Managed Volatility Fund–12

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	2,191	70,406
Service Class	411,623	1,921,576
Shares reinvested:
Standard Class	—	4,891
Service Class	—	132,834
	413,814	2,129,707
Shares redeemed:
Standard Class	(2,472)	(63,442)
Service Class	(622,739)	(1,156,761)
	(625,211)	(1,220,203)
Net increase (decrease)	(211,397)	909,504
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP Multi-Manager Global Equity Managed Volatility Fund–13

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$41,291	Variation margin due from broker on futures contracts	$(78,596)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	12,464	Variation margin due from broker on futures contracts	(3,639)
Total		$53,755		$(82,235)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,277,076)	$(140,794)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(196,869)	(861)
Total		$(1,473,945)	$(141,655)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$4,183,659	$4,651,180
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP Multi-Manager Global Equity Managed Volatility Fund–14

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund–15

LVIP Multi-Manager Global Equity Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Multi-Manager Global Equity Managed Volatility Fund–16

LVIP PIMCO Low Duration Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP PIMCO Low Duration Bond Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP PIMCO Low Duration Bond Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$957.40	0.51%	$2.48
Service Class Shares	1,000.00	956.20	0.76%	3.69
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.30	0.51%	$2.56
Service Class Shares	1,000.00	1,021.00	0.76%	3.81

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Asset-Backed Security	0.03%
Agency Collateralized Mortgage Obligations	5.22%
Agency Commercial Mortgage-Backed Securities	3.18%
Agency Obligations	3.52%
Corporate Bonds	52.59%
Aerospace & Defense	1.14%
Agriculture	1.21%
Auto Manufacturers	4.83%
Banks	20.49%
Chemicals	0.42%
Commercial Services	0.37%
Computers	0.14%
Diversified Financial Services	6.32%
Electric	2.13%
Entertainment	0.28%
Food	0.10%
Gas	0.17%
Health Care Products	0.89%
Health Care Services	0.90%
Holding Companies-Diversified	0.22%
Home Builders	0.57%
Insurance	2.37%
Investment Company	0.44%
Media	1.00%
Oil & Gas	1.25%
Packaging & Containers	0.84%
Pharmaceuticals	0.82%
Pipelines	0.19%
Real Estate Investment Trusts	0.14%
Retail	0.42%
Savings & Loans	0.59%
Semiconductors	1.03%
Software	0.57%
Telecommunications	1.84%
Transportation	0.26%
Trucking & Leasing	0.65%
Municipal Bonds	0.90%
Non-Agency Asset-Backed Securities	12.88%
Non-Agency Collateralized Mortgage Obligations	5.88%
Non-Agency Commercial Mortgage-Backed Securities	6.11%
Sovereign Bonds	2.47%
Supranational Bank	0.28%
Money Market Fund	0.10%
Security Type/Sector	Percentage of Net Assets
Short-Term Investments	5.71%
Total Investments	98.87%
Options Written	(0.00%)
Receivables and Other Assets Net of Liabilities	1.13%
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	12.79%
AAA	26.10%
AA	4.13%
A	30.54%
BBB	24.78%
BB	0.43%
Below CCC	0.13%
Non-Rated	1.00%
Short-Term Investments	0.10%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY ASSET-BACKED SECURITY–0.03%
•SLC Student Loan Trust Series 2005-3 A3 1.95% (LIBOR03M + 0.12%) 6/15/29	298,202	$ 296,360
Total Agency Asset-Backed Security (Cost $297,540)		296,360
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–5.22%
Fannie Mae REMICS
•Series 2011-86 NF 2.17% (LIBOR01M + 0.55%) 9/25/41	977,738	984,911
Series 2013-6 JB 1.50% 2/25/43	6,278,207	5,782,394
•Series 2014-49 AF 1.12% (LIBOR01M + 0.32%) 8/25/44	429,030	425,795
•Series 2017-95 FA 1.15% (LIBOR01M + 0.35%) 11/25/47	2,552,960	2,528,057
•Series 2019-53 FA 1.20% (LIBOR01M + 0.40%) 9/25/49	2,554,807	2,532,360
•Series 2020-29 FC 1.60% (LIBOR01M + 0.80%) 5/25/50	2,927,607	2,939,494
Freddie Mac REMICs
Series 4141 PA 1.50% 12/15/42	6,529,514	6,019,188
•Series 4347 WF 1.20% (LIBOR01M + 0.40%) 1/15/40	989,369	983,364
•Series 4367 GF 1.15% (LIBOR01M + 0.35%) 3/15/37	2,693,404	2,680,706
•Series 4419 AF 1.14% (LIBOR01M + 0.34%) 6/15/40	1,563,904	1,557,102
•Series 4730 WF 1.15% (LIBOR01M + 0.35%) 8/15/38	2,926,923	2,912,707
•Series 4906 WF 1.20% (LIBOR01M + 0.40%) 12/15/38	3,387,212	3,376,553
Series 4948 E 2.50% 10/25/48	385,558	361,589
Series 5115 CD 1.00% 8/15/44	6,892,820	6,118,108
•Freddie Mac Strips
Series 328 F4 1.15% (LIBOR01M + 0.35%) 2/15/38	2,876,942	2,854,855
Series 330 F4 1.15% (LIBOR01M + 0.35%) 10/15/37	1,301,261	1,294,157
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•GNMA
Series 2016-H17 FC 1.63% (LIBOR01M + 0.83%) 8/20/66	1,483,077	$ 1,486,005
Series 2016-H19 FA 1.58% (LIBOR01M + 0.78%) 9/20/66	1,289,891	1,292,043
•Towd Point Mortgage Trust Series 2019-HY2 A1 2.62% (LIBOR01M + 1.00%) 5/25/58	1,105,641	1,091,182
Total Agency Collateralized Mortgage Obligations (Cost $48,859,639)		47,220,570
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.18%
Fannie Mae S.F. 15 yr
0.65% 8/25/25	18,300,000	16,974,786
0.70% 7/30/25	7,000,000	6,495,128
× 0.88% 12/18/26	5,000,000	4,496,868
•Freddie Mac S.F. 15 yr Series 2017-M13 FA 1.33% (LIBOR01M + 0.40%) 10/25/24	818,590	817,531
Total Agency Commercial Mortgage-Backed Securities (Cost $30,458,898)		28,784,313
AGENCY OBLIGATIONS–3.52%
Federal Home Loan Banks
×0.90% 2/26/27	4,700,000	4,217,414
0.92% 2/26/27	9,400,000	8,440,968
Federal Home Loan Mortgage Corp.
0.65% 10/27/25	12,000,000	11,018,227
0.80% 10/27/26	9,000,000	8,139,011
Total Agency Obligations (Cost $34,735,936)		31,815,620
CORPORATE BONDS–52.59%
Aerospace & Defense–1.14%
Boeing Co.
1.43% 2/4/24	2,800,000	2,674,642
4.51% 5/1/23	7,595,000	7,612,896
		10,287,538
Agriculture–1.21%
BAT Capital Corp. 3.22% 8/15/24	3,785,000	3,679,042
Imperial Brands Finance PLC 3.13% 7/26/24	7,500,000	7,262,397
		10,941,439
LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–4.83%
Daimler Finance North America LLC 0.75% 3/1/24	5,000,000	$ 4,749,738
Daimler Trucks Finance North America LLC 1.13% 12/14/23	3,000,000	2,880,270
Ford Motor Credit Co. LLC
3.35% 11/1/22	800,000	794,192
4.25% 9/20/22	2,900,000	2,893,649
General Motors Financial Co., Inc.
3.95% 4/13/24	1,400,000	1,389,255
4.25% 5/15/23	8,000,000	8,027,246
Hyundai Capital America
1.15% 11/10/22	5,000,000	4,964,224
1.25% 9/18/23	600,000	581,309
2.85% 11/1/22	2,800,000	2,792,879
Nissan Motor Acceptance Co. LLC
•1.67% (LIBOR03M + 0.65%) 7/13/22	600,000	599,787
•2.31% (LIBOR03M + 0.64%) 3/8/24	1,780,000	1,736,253
2.60% 9/28/22	200,000	199,016
2.65% 7/13/22	6,000,000	5,999,040
Nissan Motor Co. Ltd. 3.04% 9/15/23	1,000,000	983,109
Stellantis Finance U.S., Inc. 1.71% 1/29/27	2,000,000	1,739,112
Volkswagen Group of America Finance LLC 0.88% 11/22/23	3,500,000	3,353,572
		43,682,651
Banks–20.49%
μBank of America Corp. 3.30% 4/24/24	6,000,000	4,631,742
Barclays PLC
•2.79% (LIBOR03M + 1.38%) 5/16/24	5,500,000	5,498,001
μ4.34% 5/16/24	4,000,000	3,997,869
BNP Paribas SA 3.80% 1/10/24	2,400,000	2,383,995
Citigroup, Inc.
•3.01% (LIBOR03M + 1.43%) 9/1/23	8,000,000	7,991,516
μ3.29% 3/17/26	1,000,000	966,789
μCooperatieve Rabobank UA 1.98% 12/15/27	4,200,000	3,734,480
μCredit Agricole SA 1.25% 1/26/27	350,000	308,107
μCredit Suisse Group AG 4.21% 6/12/24	9,000,000	8,917,216
Danske Bank AS
μ1.17% 12/8/23	2,380,000	2,348,249
•2.78% (LIBOR03M + 1.06%) 9/12/23	6,200,000	6,203,283
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Danske Bank AS (continued)
5.38% 1/12/24	900,000	$ 907,966
Deutsche Bank AG
0.90% 5/28/24	2,000,000	1,873,744
0.96% 11/8/23	5,553,000	5,320,123
•2.60% (LIBOR03M + 1.19%) 11/16/22	1,800,000	1,799,452
Goldman Sachs Group, Inc.
0.52% 3/8/23	3,100,000	3,039,424
μ0.93% 10/21/24	3,200,000	3,060,019
1.22% 12/6/23	2,000,000	1,926,809
•2.20% (BBSW03M + 1.20%) 5/16/23	1,000,000	691,145
•2.25% (BBSW03M + 1.55%) 5/2/24	300,000	208,403
Hana Bank 3.25% 3/30/27	2,000,000	1,919,464
HSBC Holdings PLC
μ0.98% 5/24/25	3,100,000	2,890,521
•2.10% (BBSW03M + 1.10%) 2/16/24	4,700,000	3,241,797
•2.83% (SOFR + 1.43%) 3/10/26	500,000	494,825
•2.95% (LIBOR03M + 1.23%) 3/11/25	2,350,000	2,331,782
μING Groep NV 3.87% 3/28/26	5,600,000	5,487,528
JPMorgan Chase & Co.
μ0.70% 3/16/24	2,200,000	2,151,911
•4.71% (LIBOR03M + 3.47%) 10/30/22	2,787,000	2,642,076
Lloyds Banking Group PLC
μ3.51% 3/18/26	2,500,000	2,433,892
4.05% 8/16/23	6,500,000	6,515,857
Mitsubishi UFJ Financial Group, Inc.
μ0.96% 10/11/25	10,800,000	10,003,906
1.41% 7/17/25	4,000,000	3,672,606
Mizuho Financial Group, Inc.
μ1.24% 7/10/24	2,300,000	2,235,908
•2.15% (LIBOR03M + 0.63%) 5/25/24	2,617,000	2,588,000
•2.28% (LIBOR03M + 0.61%) 9/8/24	3,000,000	2,966,072
•2.57% (LIBOR03M + 0.85%) 9/13/23	2,400,000	2,396,925
μMorgan Stanley 1.16% 10/21/25	5,000,000	4,632,358
μNatWest Group PLC 4.52% 6/25/24	4,200,000	4,189,210
Nordea Bank Abp 2.11% 6/6/25	4,000,000	3,983,116
•QNB Finance Ltd. 3.35% (LIBOR03M + 1.25%) 3/21/24	3,000,000	3,014,190

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Santander Holdings USA, Inc. 3.40% 1/18/23	900,000	$ 898,671
Societe Generale SA
μ1.49% 12/14/26	5,600,000	4,939,354
2.63% 1/22/25	3,100,000	2,946,476
Standard Chartered PLC
μ1.32% 10/14/23	1,800,000	1,786,991
•2.21% (SOFR + 0.93%) 11/23/25	3,100,000	3,028,294
•3.25% (SOFR + 1.74%) 3/30/26	4,500,000	4,500,855
Sumitomo Mitsui Financial Group, Inc.
0.51% 1/12/24	3,000,000	2,856,718
1.47% 7/8/25	2,500,000	2,295,977
2.78% 10/18/22	6,000,000	6,002,374
Sumitomo Mitsui Trust Bank Ltd. 0.80% 9/16/24	6,000,000	5,585,904
•UBS AG 1.58% (BBSW03M + 0.87%) 7/30/25	2,000,000	1,373,736
μUBS Group AG
1.01% 7/30/24	1,800,000	1,742,931
4.49% 5/12/26	5,800,000	5,777,844
Wells Fargo & Co. 2.51% 10/27/23	8,000,000	6,073,207
		185,409,608
Chemicals–0.42%
International Flavors & Fragrances, Inc. 1.23% 10/1/25	4,200,000	3,789,048
		3,789,048
Commercial Services–0.37%
Global Payments, Inc. 1.20% 3/1/26	2,800,000	2,466,599
•Transurban Queensland Finance Pty. Ltd. 3.79% (BBSW03M + 2.05%) 12/16/24	1,200,000	846,838
		3,313,437
Computers–0.14%
Dell International LLC/EMC Corp. 5.45% 6/15/23	1,307,000	1,320,206
		1,320,206
Diversified Financial Services–6.32%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65% 10/29/24	4,000,000	3,693,327
4.50% 9/15/23	2,500,000	2,488,040
Air Lease Corp. 4.25% 2/1/24	5,200,000	5,137,089
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Ally Financial, Inc. 1.45% 10/2/23	4,500,000	$ 4,349,789
Avolon Holdings Funding Ltd.
2.88% 2/15/25	4,700,000	4,323,133
5.13% 10/1/23	500,000	494,952
Cantor Fitzgerald LP 4.88% 5/1/24	5,200,000	5,222,521
International Lease Finance Corp. 5.88% 8/15/22	800,000	801,509
LeasePlan Corp. NV 2.88% 10/24/24	5,000,000	4,787,682
LSEGA Financing PLC 0.65% 4/6/24	6,500,000	6,131,279
Mitsubishi HC Capital, Inc. 2.65% 9/19/22	6,700,000	6,691,863
Nomura Holdings, Inc.
1.85% 7/16/25	6,300,000	5,768,503
2.33% 1/22/27	2,600,000	2,302,039
ORIX Corp.
2.90% 7/18/22	2,000,000	1,999,997
3.25% 12/4/24	1,300,000	1,279,133
Park Aerospace Holdings Ltd. 4.50% 3/15/23	1,700,000	1,693,773
		57,164,629
Electric–2.13%
AES Corp. 1.38% 1/15/26	5,200,000	4,585,985
Electricite de France SA 3.63% 10/13/25	1,000,000	982,033
Israel Electric Corp. Ltd. 5.00% 11/12/24	4,000,000	4,045,440
•Korea Southern Power Co. Ltd. 1.68% (BBSW03M + 0.97%) 10/30/24	2,500,000	1,723,968
Pacific Gas & Electric Co.
2.10% 8/1/27	1,300,000	1,089,745
2.95% 3/1/26	200,000	181,710
3.25% 6/15/23	100,000	98,568
3.40% 8/15/24	500,000	480,494
3.75% 2/15/24	100,000	97,732
3.85% 11/15/23	200,000	197,283
4.95% 6/8/25	2,400,000	2,353,216
Southern California Edison Co. 1.10% 4/1/24	3,600,000	3,424,666
		19,260,840
Entertainment–0.28%
Magallanes, Inc. 3.79% 3/15/25	2,600,000	2,520,179
		2,520,179

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food–0.10%
McCormick & Co., Inc. 2.70% 8/15/22	900,000	$ 899,966
		899,966
Gas–0.17%
CenterPoint Energy Resources Corp.
0.70% 3/2/23	1,200,000	1,175,156
•2.11% (LIBOR03M + 0.50%) 3/2/23	402,000	400,870
		1,576,026
Health Care Products–0.89%
Thermo Fisher Scientific, Inc. 1.22% 10/18/24	8,500,000	8,052,795
		8,052,795
Health Care Services–0.90%
CommonSpirit Health 1.55% 10/1/25	4,000,000	3,689,689
HCA, Inc. 5.00% 3/15/24	4,400,000	4,419,821
		8,109,510
Holding Companies-Diversified–0.22%
CK Hutchison International 19 Ltd. 3.25% 4/11/24	2,000,000	1,989,760
		1,989,760
Home Builders–0.57%
DR Horton, Inc. 4.38% 9/15/22	1,000,000	1,000,756
Lennar Corp.
4.50% 4/30/24	3,000,000	2,993,094
5.88% 11/15/24	1,100,000	1,130,922
		5,124,772
Insurance–2.37%
•Athene Global Funding 2.19% (LIBOR03M + 1.23%) 7/1/22	9,000,000	9,000,000
Corebridge Financial, Inc.
3.50% 4/4/25	6,000,000	5,829,505
3.65% 4/5/27	1,700,000	1,598,051
Equitable Financial Life Global Funding 1.00% 1/9/26	4,500,000	4,003,320
GA Global Funding Trust 1.63% 1/15/26	1,100,000	996,438
		21,427,314
Investment Company–0.44%
KKR Financial Holdings LLC 5.40% 5/23/33	4,500,000	3,961,350
		3,961,350
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–1.00%
Charter Communications Operating LLC/Charter Communications Operating Capital
•2.94% (LIBOR03M + 1.65%) 2/1/24	3,000,000	$ 3,023,146
4.50% 2/1/24	3,000,000	3,017,752
TWDC Enterprises 18 Corp. 2.76% 10/7/24	4,000,000	3,018,039
		9,058,937
Oil & Gas–1.25%
ConocoPhillips Co. 2.40% 3/7/25	3,300,000	3,184,817
Petronas Energy Canada Ltd. 2.11% 3/23/28	2,400,000	2,163,602
Woodside Finance Ltd.
3.65% 3/5/25	4,100,000	4,028,322
3.70% 9/15/26	2,000,000	1,927,604
		11,304,345
Packaging & Containers–0.84%
Berry Global, Inc.
0.95% 2/15/24	4,100,000	3,883,546
1.57% 1/15/26	4,200,000	3,745,222
		7,628,768
Pharmaceuticals–0.82%
AbbVie, Inc. 2.30% 11/21/22	7,400,000	7,385,276
		7,385,276
Pipelines–0.19%
Energy Transfer LP 4.25% 3/15/23	1,700,000	1,699,122
		1,699,122
Real Estate Investment Trusts–0.14%
VICI Properties LP 4.38% 5/15/25	1,300,000	1,269,683
		1,269,683
Retail–0.42%
7-Eleven, Inc. 0.95% 2/10/26	4,300,000	3,793,834
		3,793,834
Savings & Loans–0.59%
Nationwide Building Society 2.00% 1/27/23	5,400,000	5,357,134
		5,357,134
Semiconductors–1.03%
Broadcom, Inc. 3.46% 9/15/26	6,253,000	5,990,774

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.88% 3/1/24	3,320,000	$ 3,352,300
		9,343,074
Software–0.57%
Citrix Systems, Inc. 1.25% 3/1/26	1,900,000	1,838,179
Oracle Corp. 1.65% 3/25/26	3,700,000	3,314,307
		5,152,486
Telecommunications–1.84%
•AT&T, Inc. 3.11% (BBSW03M + 1.25%) 9/19/23	2,170,000	1,504,267
Rogers Communications, Inc. 2.95% 3/15/25	5,600,000	5,409,737
T-Mobile USA, Inc. 1.50% 2/15/26	5,600,000	5,059,829
•Verizon Communications, Inc. 2.24% (BBSW03M + 1.02%) 2/17/23	6,800,000	4,701,310
		16,675,143
Transportation–0.26%
Kansas City Southern
3.00% 5/15/23	1,250,000	1,246,018
3.13% 6/1/26	1,200,000	1,157,177
		2,403,195
Trucking & Leasing–0.65%
Penske Truck Leasing Co. Lp/PTL Finance Corp. 3.45% 7/1/24	5,000,000	4,893,954
SMBC Aviation Capital Finance DAC 3.00% 7/15/22	1,000,000	999,859
		5,893,813
Total Corporate Bonds (Cost $495,767,078)		475,795,878
MUNICIPAL BONDS–0.90%
Golden State Tobacco Securitization Corp. Series A-1 1.71% 6/1/24	2,600,000	2,499,270
State of Hawaii Series GB 0.80% 10/1/24	3,000,000	2,836,230
University of California Series BG 0.88% 5/15/25	3,000,000	2,793,184
Total Municipal Bonds (Cost $8,605,524)		8,128,684
NON-AGENCY ASSET-BACKED SECURITIES–12.88%
•522 Funding CLO Ltd. Series 2018-3A AR 2.10% (LIBOR03M + 1.04%) 10/20/31	600,000	584,672
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Accredited Mortgage Loan Trust Series 2004-3 2A2 2.82% (LIBOR01M + 1.20%) 10/25/34	6,214	$ 6,093
•AMMC CLO 16 Ltd. Series 2015-16A AR2 2.02% (LIBOR03M + 0.98%) 4/14/29	425,057	420,839
•Amortizing Residential Collateral Trust Series 2004-1 A5 2.62% (LIBOR01M + 1.00%) 10/25/34	32,289	31,157
•Ares XXXIX CLO Ltd. Series 2016-39A A1R2 2.09% (LIBOR03M + 1.05%) 4/18/31	700,000	682,888
•Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 M1 2.45% (LIBOR01M + 0.83%) 4/25/34	1,742,544	1,625,206
•Atrium XII Series 12A AR 1.97% (LIBOR03M + 0.83%) 4/22/27	4,235,849	4,174,764
•Bain Capital Euro CLO DAC Series 2018-2A AR 0.74% (EURIBOR03M + 0.74%) 1/20/32	3,000,000	3,044,385
•Bear Stearns Asset-Backed Securities I Trust Series 2005-AQ1 M3 2.75% (LIBOR01M + 1.13%) 3/25/35	1,104,000	1,087,484
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 A3 3.12% (LIBOR01M + 1.50%) 3/25/43	33,100	31,938
•Benefit Street Partners CLO XII Ltd. Series 2017-12A A1R 1.99% (LIBOR03M + 0.95%) 10/15/30	300,000	293,905
•Carlyle Euro CLO DAC
Series 2017-3A A1R 0.70% (EURIBOR03M + 0.70%) 1/15/31	800,000	816,542
Series 2019-2A A1R 0.89% (EURIBOR03M + 0.89%) 8/15/32	2,900,000	2,918,633
•CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6 1A1 2.16% (LIBOR01M + 0.54%) 12/25/34	1,657,963	1,567,504
•Dryden 27 R Euro CLO DAC Series 2017-27A AR 0.66% (EURIBOR03M + 0.66%) 4/15/33	1,800,000	1,814,187

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Dryden 36 Senior Loan Fund Series 2014-36A AR3 2.06% (LIBOR03M + 1.02%) 4/15/29	282,665	$ 279,050
•Elevation CLO Ltd. Series 2017-8A A1R2 2.13% (LIBOR03M + 0.95%) 10/25/30	3,500,000	3,423,042
ELFI Graduate Loan Program LLC Series 2021-A A 1.53% 12/26/46	3,238,791	2,939,758
•Finance America Mortgage Loan Trust Series 2004-2 M1 2.45% (LIBOR01M + 0.83%) 8/25/34	364,030	349,100
Ford Auto Securitization Trust Series 2020-AA A2 0.89% 8/15/24	4,377,856	3,364,202
•Gallatin CLO VIII Ltd. Series 2017-1A A1R 2.13% (LIBOR03M + 1.09%) 7/15/31	1,100,000	1,077,156
GMF Canada Leasing Trust Series 2020-1A A2 0.91% 7/20/23	96,037	74,588
•Goldentree Loan Management U.S. CLO 2 Ltd. Series 2017-2A AR 1.97% (LIBOR03M + 0.91%) 11/20/30	4,700,000	4,602,419
•Halseypoint CLO 2 Ltd. Series 2020-2A A1 2.16% (LIBOR03M + 1.10%) 7/20/31	3,800,000	3,745,523
•Harvest CLO XVI DAC Series 16A ARR 0.64% (EURIBOR03M + 0.64%) 10/15/31	3,900,000	3,936,738
Harvest CLO XXI DAC Series 21A A2R 1.04% 7/15/31	2,050,000	1,989,205
•HERA Commercial Mortgage Ltd. Series 2021-FL1 A 2.66% (LIBOR01M + 1.05%) 2/18/38	3,700,000	3,563,287
•Invesco Euro CLO I DAC Series 1A A1R 0.65% (EURIBOR03M + 0.65%) 7/15/31	900,000	909,620
•LCM XIII LP Series 13A AR3 1.91% (LIBOR03M + 0.87%) 7/19/27	1,286,677	1,267,344
•LoanCore Issuer Ltd.
Series 2019-CRE2 A 2.45% (LIBOR01M + 1.13%) 5/15/36	162,213	160,109
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•LoanCore Issuer Ltd. (continued)
Series 2021-CRE5 A 2.62% (LIBOR01M + 1.30%) 7/15/36	500,000	$ 484,567
•Man GLG Euro CLO III DAC Series 3A AR 0.68% (EURIBOR03M + 0.68%) 10/15/30	3,784,696	3,873,760
MBarc Credit Canada, Inc. Series 2021-AA A2 0.63% 5/15/24	4,500,000	3,437,357
•MF1 Ltd. Series 2020-FL4 A 3.15% (TSFR1M + 1.81%) 11/15/35	2,700,000	2,679,389
MMAF Equipment Finance LLC Series 2022-A A2 2.77% 2/13/25	8,500,000	8,382,536
Navient Private Education Loan Trust
•Series 2015-AA A2B 2.52% (LIBOR01M + 1.20%) 12/15/28	362,437	362,251
Series 2020-IA A1A 1.33% 4/15/69	2,309,674	2,122,289
Navient Private Education Refi Loan Trust
Series 2020-A A2A 2.46% 11/15/68	2,598,025	2,463,252
Series 2020-HA A 1.31% 1/15/69	1,598,736	1,490,090
Series 2021-GA A 1.58% 4/15/70	2,564,180	2,267,018
Series 2022-A A 2.23% 7/15/70	4,477,684	4,170,441
•Palmer Square CLO Ltd. Series 2013-2A A1A3 2.04% (LIBOR03M + 1.00%) 10/17/31	4,600,000	4,492,953
•Palmer Square European Loan Funding DAC Series 2021-1A A 0.78% (EURIBOR03M + 0.78%) 4/15/31	230,723	236,415
•Palmer Square Loan Funding Ltd.
Series 2020-1A A1 2.28% (LIBOR03M + 0.80%) 2/20/28	1,394,770	1,368,935
Series 2021-4A A1 1.84% (LIBOR03M + 0.80%) 10/15/29	822,790	807,744
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	2,336,468	2,230,151
•Series 2020-PTA A2B 2.47% (LIBOR01M + 0.85%) 9/15/54	4,401,686	4,300,413

LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC
Series 2016-F A2 3.02% 2/25/40	770,932	$ 756,083
Series 2017-D A2FX 2.65% 9/25/40	371,052	363,691
•Sound Point CLO XII Ltd. Series 2016-2A AR2 2.11% (LIBOR03M + 1.05%) 10/20/28	1,669,380	1,643,982
•STWD Ltd. Series 2022-FL3 A 2.13% (SOFR30A + 1.35%) 11/15/38	300,000	291,284
•TCW CLO Ltd. Series 2018-1A A1R 2.15% (LIBOR03M + 0.97%) 4/25/31	4,700,000	4,605,699
•Tikehau CLO DAC Series 2015-1A ARR 0.87% (EURIBOR03M + 0.87%) 8/4/34	3,900,000	3,932,230
•Toro European CLO 6 DAC Series 6A AR 0.92% (EURIBOR03M + 0.92%) 1/12/32	3,000,000	3,027,811
•Towd Point Mortgage Trust Series 2019-MH1 A1 3.00% 11/25/58	976,282	964,176
•Venture XVII CLO Ltd. Series 2014-17A ARR 1.92% (LIBOR03M + 0.88%) 4/15/27	3,647,630	3,592,223
•Venture XXVI CLO Ltd. Series 2017-26A AR 2.16% (LIBOR03M + 1.10%) 1/20/29	1,395,992	1,373,737
Total Non-Agency Asset-Backed Securities (Cost $124,163,311)		116,501,815
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–5.88%
•Avon Finance No. 2 PLC Series 2A A 1.69% (SONIA01M + 0.90%) 9/20/48	3,166,241	3,609,025
•Bear Stearns ARM Trust Series 2003-1 5A1 2.07% 4/25/33	16,898	15,783
•Canada Square Funding PLC Series 2020-2 A 2.02% (SONIA01M + 1.25%) 12/17/57	1,725,928	2,085,568
•Canterbury Finance No. 1 PLC Series 1 A2 1.95% (SONIA01M + 1.35%) 5/16/56	2,387,776	2,905,489
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Cheshire PLC Series 2020-1 A 1.53% (SONIA01M + 0.90) 8/20/45	2,252,927	$ 2,697,200
♦•CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 2A3 2.59% 7/25/33	1,971	1,913
•Finsbury Square PLC Series 2020-2A A 2.06% (SONIA01M + 1.30%) 6/16/70	1,908,762	2,318,153
•GCAT Trust Series 2022-HX1 A1 2.89% 12/27/66	1,803,700	1,699,882
•Gemgarto PLC Series 2021-1A A 1.35% (SONIA01M + 0.59%) 12/16/67	1,742,362	2,076,918
•Great Hall Mortgages No. 1 PLC Series 2006-1 A2B 0.15% (EURIBOR03M + 0.15%) 6/18/38	145,592	149,412
•GSR Mortgage Loan Trust Series 2005-5F 8A1 2.12% (LIBOR01M + 0.50%) 6/25/35	149,381	139,548
•Hawksmoor Mortgage Funding PLC Series 2019-1X A 1.70% (SONIA01M + 1.05%) 5/25/53	1,104,737	1,344,049
•Hawksmoor Mortgages Series 2019-1A A 1.70% (SONIA01M + 1.05%) 5/25/53	2,924,303	3,557,776
•Merrill Lynch Mortgage Investors Trust Series 2003-A3 1A 2.12% 5/25/33	5,407	5,093
•MFA Trust
Series 2020-NQM2 A1 1.38% 4/25/65	888,162	854,187
Series 2021-RPL1 A1 1.13% 7/25/60	2,578,499	2,419,274
•New Residential Mortgage Loan Trust
Series 2018-3A A1 4.50% 5/25/58	427,388	424,930
Series 2019-RPL3 A1 2.75% 7/25/59	3,389,676	3,285,199
Series 2020-RPL1 A1 2.75% 11/25/59	2,840,185	2,744,070
•New York Mortgage Trust Series 2005-3 A1 2.10% (LIBOR01M + 0.48%) 2/25/36	191,691	186,615
φPretium Mortgage Credit Partners LLC Series 2021-RN1 A1 1.99% 2/25/61	1,577,121	1,476,929
•Resimac Bastille Trust Series 2021-2NCA A1A 1.45% (LIBOR01M + 0.65%) 2/3/53	2,990,758	2,959,908

LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Sequoia Mortgage Trust Series 2004-6 A1 2.07% 7/20/34	4,290	$ 3,920
Stratton Mortgage Funding Series 2021-2A A 1.79% (SONIA01M + 0.90) 7/20/60	805,138	971,022
•Towd Point Mortgage Trust
Series 2019-4 A1 2.90% 10/25/59	2,815,777	2,734,918
Series 2020-1 A1 2.71% 1/25/60	1,661,656	1,611,407
Series 2020-2 A1A 1.64% 4/25/60	4,985,134	4,691,758
•Trinity Square PLC Series 2021-1A A 1.30% (SONIA01M + 0.85%) 7/15/59	2,981,350	3,595,248
•Verus Securitization Trust Series 2021-6 A1 1.63% 10/25/66	2,978,323	2,624,400
Total Non-Agency Collateralized Mortgage Obligations (Cost $57,189,820)		53,189,594
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–6.11%
AREIT LLC Series 2022-CRE7 A 3.24% 6/17/39	4,600,000	4,548,356
•BSREP Commercial Mortgage Trust Series 2021-DC A 2.28% (LIBOR01M + 0.95%) 8/15/38	3,700,000	3,559,116
•BX Series 2021-MFM1 A 2.02% (LIBOR01M + 0.70%) 1/15/34	4,400,000	4,229,982
•BXMT Ltd. Series 2020-FL3 A 2.29% (SOFR30A + 1.51%) 11/15/37	3,600,000	3,557,462
•CRSNT Trust Series 2021-MOON A 2.15% (LIBOR01M + 0.82%) 4/15/36	4,500,000	4,322,826
•GCT Commercial Mortgage Trust Series 2021-GCT A 2.12% (LIBOR01M + 0.80%) 2/15/38	900,000	872,461
•GPMT Ltd. Series 2021-FL3 A 2.86% (LIBOR01M + 1.25%) 7/16/35	3,869,730	3,798,106
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-FL12 A 2.77% (LIBOR01M + 1.45%) 12/15/31	1,060,456	1,039,829
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•LUXE Trust Series 2021-TRIP A 2.37% (LIBOR01M + 1.05%) 10/15/38		4,000,000	$ 3,859,569
•Natixis Commercial Mortgage Securities Trust Series 2022-RRI A 3.10% (TSFR1M + 1.82%) 3/15/35		500,000	486,408
•NYO Commercial Mortgage Trust Series 2021-1290 A 2.42% (LIBOR01M + 1.10%) 11/15/38		4,500,000	4,267,264
•One New York Plaza Trust Series 2020-1NYP A 2.27% (LIBOR01M + 0.95%) 1/15/36		3,000,000	2,915,275
•PFP Ltd. Series 2021-8 A 2.51% (LIBOR01M + 1.00%) 8/9/37		4,600,000	4,364,870
•Ready Capital Mortgage Financing LLC Series 2021-FL6 A 2.57% (LIBOR01M + 0.95%) 7/25/36		3,499,171	3,343,163
•SREIT Trust Series 2021-IND A 2.02% (LIBOR01M + 0.70%) 10/15/38		300,000	285,308
•STWD Mortgage Trust Series 2021-HTS A 2.37% (LIBOR01M + 1.05%) 4/15/34		4,600,000	4,449,589
•Taurus UK DAC Series 2021-UK1A A 1.46% (SONIA01M + 0.85%) 5/17/31		2,581,043	2,998,410
WFRBS Commercial Mortgage Trust Series 2014-C25 ASB 3.37% 11/15/47		2,411,863	2,386,046
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $57,739,023)			55,284,040
ΔSOVEREIGN BONDS–2.47%
India—0.08%
•Export-Import Bank of India 2.50% (LIBOR03M + 1.00%) 8/21/22		750,000	749,490
			749,490
Israel—0.28%
^Bank Of Israel 0.00% 3/2/23	ILS	9,000,000	2,554,202
			2,554,202

LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan—0.94%
Japan Bank for International Cooperation 1.75% 1/23/23		8,500,000	$ 8,462,667
			8,462,667
Republic of Korea—1.17%
•Export-Import Bank of Korea 2.25% (BBSW03M + 1.07%) 5/29/23	AUD	2,000,000	1,385,065
Industrial Bank of Korea 2.13% 10/23/24		9,500,000	9,227,635
			10,612,700
Total Sovereign Bonds (Cost $22,831,003)			22,379,059
SUPRANATIONAL BANK–0.28%
International Bank for Reconstruction & Development 0.85% 2/10/27		2,800,000	2,494,422
Total Supranational Bank (Cost $2,800,000)			2,494,422

	Number of Shares
MONEY MARKET FUND–0.10%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	925,064	925,064
Total Money Market Fund (Cost $925,064)		925,064

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS—5.71%
U.S. Treasury Obligations–0.09%
×≠U.S. Treasury Bills
1.03% 8/18/22	283,000	$ 282,619
1.04% 8/18/22	34,000	33,953
1.05% 8/18/22	514,000	513,290
		829,862
Repurchase Agreement–5.62%
JP Morgan 1.48%, dated 6/30/22, to be repurchased on 7/1/22, repurchase price $50,800,000(collateralized by U.S. Treasury Notes 2.75% 11/15/47; market value $57,787,000	50,800,000	50,800,000
		50,800,000
Total Short-Term Investments (Cost $51,629,862)		51,629,862

TOTAL INVESTMENTS–98.87% (Cost $936,002,698)	894,445,281

	Notional	Value (U.S. $)
OPTIONS WRITTEN –(0.00)%
Over-The-Counter–(0.00)%
Put Swaptions–(0.00)%
1 yr Constant Maturity Swap Receive 1.20%, expiration date 7/20/22, notional amount $(3,600,000)BNP	(3,600,000)	(1,471)
Total Options Written (Premium received $(6,516))		(1,471)

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.13%	10,212,248
NET ASSETS APPLICABLE TO 95,935,001 SHARES OUTSTANDING–100.00%	$904,656,058
NET ASSET VALUE PER SHARE–LVIP PIMCO LOW DURATION BOND FUND STANDARD CLASS ($111,569,970 / 11,811,371 Shares)	$9.446
NET ASSET VALUE PER SHARE–LVIP PIMCO LOW DURATION BOND FUND SERVICE CLASS ($793,086,088 / 84,123,630 Shares)	$9.428
LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$956,056,618
Distributable earnings/(accumulated loss)	(51,400,560)
TOTAL NET ASSETS	$904,656,058

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
× Fully or partially pledged as collateral for derivatives.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2022.
Δ Securities have been classified by country of origin.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
≠ The rate shown is the effective yield at the time of purchase.
★ Includes $3,014,000 cash collateral held at broker for futures contracts, $2,410,000 cash collateral held at brokers for centrally cleared swap contracts, $10,909 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $2,105,176 variation margin due from brokers on centrally cleared swap contracts, $1,363,793 payable for fund shares redeemed, $84,943 other accrued expenses payable, $517,808 due to manager and affiliates and $3,487,351 variation margin due to broker on futures contracts as of June 30, 2022.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2022:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	6,456,000	USD	(4,629,320)	8/16/22	$ —	$ (171,315)
BNP	CAD	(29,316,000)	USD	23,218,656	7/5/22	442,970	—
BNP	CAD	1,761,000	USD	(1,357,184)	7/5/22	10,942	—
BNP	EUR	(34,467,000)	USD	37,022,261	7/5/22	891,295	—
BNP	GBP	(24,493,000)	USD	30,847,709	7/5/22	1,030,815	—
BNP	GBP	967,000	USD	(1,190,608)	7/5/22	—	(13,417)
BNP	ILS	(8,900,000)	USD	2,621,502	3/2/23	28,594	—
BNP	JPY	188,100,000	USD	(1,417,110)	7/5/22	—	(30,384)
JPMC	AUD	(10,252,000)	USD	7,211,055	8/16/22	131,831	—
JPMC	ILS	(25,000)	USD	7,233	7/15/22	70	—
JPMC	JPY	2,178,300,000	USD	(16,859,252)	7/5/22	—	(800,227)
Total Foreign Currency Exchange Contracts						$2,536,517	$(1,015,343)
LVIP PIMCO Low Duration Bond Fund–12

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(16)	Japan 10 yr Bonds (OSE)	$ (17,524,764)	$ (17,605,978)	9/12/22	$ 81,214	$ —
(4)	U.S. Treasury 10 yr Notes	(474,125)	(476,065)	9/21/22	1,940	—
(284)	U.S. Treasury 10 yr Ultra Notes	(36,174,500)	(36,696,135)	9/21/22	521,635	—
(83)	U.S. Treasury 10 yr Ultra Notes	(12,810,531)	(13,071,372)	9/21/22	260,841	—
1,660	U.S. Treasury 2 yr Notes	348,625,939	349,356,098	9/30/22	—	(730,159)
(1,919)	U.S. Treasury 5 yr Notes	(215,407,750)	(216,426,840)	9/30/22	1,019,090	—
Total Futures Contracts					$1,884,720	$(730,159)
Swap Contracts1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Purchased
CDX.NA.IG.36- Quarterly[4]	70,500,000	(1.00%)	6/20/26	$(326,860)	$(1,413,832)	$1,086,972	$—
CDX.NA.IG.37- Quarterly[4]	95,900,000	(1.00%)	12/20/26	(237,383)	(2,022,008)	1,784,625	—
Total CDS Contracts					$(3,435,840)	$2,871,597	$0
LVIP PIMCO Low Duration Bond Fund–13

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
2 yr IRS-(Annual)	22,000,000	(2.61%)	1.52% [5]	5/12/24	$(111,347)	$—	$—	$(111,347)
2 yr IRS-(Annual)	111,800,000	(2.61%)	1.52% [5]	5/12/24	(556,184)	—	—	(556,184)
2 yr IRS-(Annual)	158,900,000	(2.59%)	1.52% [5]	5/18/24	(894,662)	—	—	(894,662)
2 yr IRS-Annual	146,400,000	(1.75%)	1.51% [5]	6/15/24	(3,462,120)	(2,046,957)	—	(1,415,163)
Total IRS Contracts						$(2,046,957)	$—	$(2,977,356)

Reference Obligation/ Payment Frequency (Floating Rate/Floating Rate)	Notional Amount[3]	Floating Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
OIS IRS LIBOR03M/LIBOR01M-Quarterly	24,400,000	(2.29%) [6]	1.79% [7]	1/13/23	$12,318	$—	$12,318	$—
OIS IRS LIBOR03M/LIBOR01M-Quarterly	18,600,000	(2.29%) [6]	1.79% [7]	1/13/23	9,777	—	9,777	—
Total IRS Contracts						$(2,046,957)	$22,095	$(2,977,356)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2022.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[5] Rate resets based on SOFR12M-Secured Overnight Financing Rate
[6] Rate resets based on LIBOR03M.
[7] Rate resets based on LIBOR01M.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BBSW03M–Bank Bill Swap Rate 3 Months
BNP–BNP Paribas
CAD–Canadian Dollar
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CLO–Collateralized Loan Obligation
CSFB–Credit Suisse First Boston
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
GBP–British Pound Sterling
GNMA–Government National Mortgage Association
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
JPY–Japanese Yen
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LVIP PIMCO Low Duration Bond Fund–14

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
OIS–Overnight Index Swap
OSE–Osaka Securities Exchange
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SONIA01M–Sterling Overnight Index Average Offered Rate GBP 1 Month
SOFR30A–Secured Overnight Financing Rate 30 Days Average
USD–United States Dollar
WF–Wells Fargo
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund–15

LVIP PIMCO Low Duration Bond Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Interest	$ 8,565,942
EXPENSES:
Management fees	2,288,345
Distribution fees-Service Class	990,472
Shareholder servicing fees	119,470
Accounting and administration expenses	91,746
Interest expense on reverse repurchase agreements	65,249
Professional fees	39,102
Custodian fees	20,060
Trustees’ fees and expenses	13,832
Pricing fees	12,963
Reports and statements to shareholders	9,375
Consulting fees	1,423
Other	8,148
3,660,185
Less:
Management fees waived	(281,265)
Expenses reimbursed	(48,107)
Total operating expenses	3,330,813
NET INVESTMENT INCOME	5,235,129
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(9,742,163)
Foreign currencies	(50,274)
Foreign currency exchange contracts	1,068,158
Futures contracts	(2,999,326)
Options purchased	(163,770)
Options written	253,214
Swap contracts	(223,775)
Net realized loss	(11,857,936)
Net change in unrealized appreciation (depreciation) of:
Investments	(42,514,056)
Foreign currencies	(46,900)
Foreign currency exchange contracts	3,864,221
Futures contracts	4,749,389
Options purchased	6,561
Options written	(200,255)
Swap contracts	230,550
Net change in unrealized appreciation (depreciation)	(33,910,490)
NET REALIZED AND UNREALIZED LOSS	(45,768,426)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(40,533,297)
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 5,235,129	$ 7,663,051
Net realized loss	(11,857,936)	(1,840,788)
Net change in unrealized appreciation (depreciation)	(33,910,490)	(13,864,795)
Net decrease in net assets resulting from operations	(40,533,297)	(8,042,532)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,575,805)
Service Class	—	(7,915,736)
Return of capital:
Standard Class	—	(691,673)
Service Class	—	(3,474,477)
	—	(13,657,691)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,188,249	21,454,120
Service Class	167,906,680	354,244,395
Reinvestment of dividends and distributions:
Standard Class	—	2,267,478
Service Class	—	11,390,213
	173,094,929	389,356,206
Cost of shares redeemed:
Standard Class	(24,269,118)	(52,000,999)
Service Class	(154,803,788)	(252,208,950)
	(179,072,906)	(304,209,949)
Increase (decrease) in net assets derived from capital share transactions	(5,977,977)	85,146,257
NET INCREASE (DECREASE) IN NET ASSETS	(46,511,274)	63,446,034
NET ASSETS:
Beginning of period	951,167,332	887,721,298
End of period	$ 904,656,058	$ 951,167,332
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund–16

LVIP PIMCO Low Duration Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP PIMCO Low Duration Bond Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 9.854	$ 10.085	$ 9.900	$ 9.882	$ 10.010	$ 10.018
Income (loss) from investment operations:
Net investment income[2]	0.065	0.105	0.166	0.242	0.225	0.165
Net realized and unrealized gain (loss)	(0.473)	(0.170)	0.238	0.089	(0.111)	0.005
Total from investment operations	(0.408)	(0.065)	0.404	0.331	0.114	0.170
Less dividends and distributions from:
Net investment income	—	(0.115)	(0.153)	(0.313)	(0.242)	(0.178)
Net realized gain	—	—	(0.048)	—	—	—
Return of capital	—	(0.051)	(0.018)	—	—	—
Total dividends and distributions	—	(0.166)	(0.219)	(0.313)	(0.242)	(0.178)
Net asset value, end of period	$ 9.446	$ 9.854	$ 10.085	$ 9.900	$ 9.882	$ 10.010
Total return[3]	(4.26%)	(0.64%)	4.09%	3.37%	1.16%	1.70%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$111,570	$135,986	$167,331	$390,993	$493,734	$653,369
Ratio of expenses to average net assets[4]	0.51%	0.53%	0.54%	0.54%	0.76%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.58%	0.57%	0.58%	0.58%	0.80%	0.75%
Ratio of net investment income to average net assets[5]	1.36%	1.04%	1.64%	2.41%	2.25%	1.64%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.29%	1.00%	1.60%	2.37%	2.21%	1.60%
Portfolio turnover	617%	461%	852%	715%	2,370%	1,302%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2022, the years ended 2021, 2020, 2019, 2018 and 2017 was 0.50%, 0.53%, 0.54%, 0.54%, 0.54% and 0.54%, respectively.
[5]	The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2022, the years ended 2021, 2020, 2019, 2018, and 2017 was 1.37%, 1.04%, 1.64%, 2.41%, 2.47%, and 1.81% respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund–17

LVIP PIMCO Low Duration Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP PIMCO Low Duration Bond Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 9.849	$ 10.080	$ 9.898	$ 9.881	$ 10.011	$ 10.019
Income (loss) from investment operations:
Net investment income[2]	0.053	0.079	0.140	0.217	0.200	0.140
Net realized and unrealized gain (loss)	(0.474)	(0.168)	0.238	0.088	(0.111)	0.005
Total from investment operations	(0.421)	(0.089)	0.378	0.305	0.089	0.145
Less dividends and distributions from:
Net investment income	—	(0.099)	(0.132)	(0.288)	(0.219)	(0.153)
Net realized gain	—	—	(0.048)	—	—	—
Return of capital	—	(0.043)	(0.016)	—	—	—
Total dividends and distributions	—	(0.142)	(0.196)	(0.288)	(0.219)	(0.153)
Net asset value, end of period	$ 9.428	$ 9.849	$ 10.080	$ 9.898	$ 9.881	$ 10.011
Total return[3]	(4.38%)	(0.89%)	3.83%	3.11%	0.90%	1.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$793,086	$815,181	$720,390	$564,954	$516,059	$434,449
Ratio of expenses to average net assets[4]	0.76%	0.78%	0.79%	0.79%	1.01%	0.96%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.83%	0.82%	0.83%	0.83%	1.05%	1.00%
Ratio of net investment income to average net assets[5]	1.11%	0.79%	1.39%	2.16%	2.00%	1.39%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.04%	0.75%	1.35%	2.12%	1.96%	1.35%
Portfolio turnover	617%	461%	852%	715%	2,370%	1,302%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2022, the years ended 2021, 2020, 2019, 2018 and 2017 was 0.75%, 0.78%, 0.79%, 0.79%, 0.79% and 0.79%, respectively.
[5]	The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2022, the years ended 2021, 2020, 2019, 2018 , and 2017 , was 1.12%, 0.79%, 1.39%, 2.16%, 2.22% and 1.56%, respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund–18

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP PIMCO Low Duration Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek a high level of current income consistent with preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP PIMCO Low Duration Bond Fund–19

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2022, the value and cost of foreign currency held by the LVIP PIMCO Low Duration Bond Fund is $1,250,692 and $1,255,154 respectively.
Repurchase Agreements–The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2022, and matured on the next business day.
Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain, in a segregated account with its custodian, cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements. The Fund will subject its reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. At June 30, 2022, there were no open reverse repurchase agreements.
Short Sales–The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objective and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.
Cash and Cash Equivalents–Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP PIMCO Low Duration Bond Fund–20

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.50% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.05% on the first $500 million of the Fund’s average daily net assets and 0.075% of the Fund’s average daily net assets in excess of $500 million.   The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses exceed 0.50% of the Fund's average daily net assets for the Standard Class and 0.75% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	2024	Total
LIAC	$ 54,076	$ 150,231	$ 74,643	$ 278,950
Pacific Investment Management Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$30,752
Legal	5,490
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,552 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 10,909
Management fees payable to LIAC	327,828
Distribution fees payable to LFD	163,760
Printing and mailing fees payable to Lincoln Life	4,552
Shareholder servicing fees payable to Lincoln Life	21,668
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the
LVIP PIMCO Low Duration Bond Fund–21

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
current market price.   Pursuant to these procedures, for the six months ended June 30, 2022, the Fund engaged in securities purchases of $62,369,311 and securities sales of $68,688,567, which resulted in net realized gains of $71,887.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$ 144,667,749
Purchases of U.S. government securities	5,888,238,596
Sales other than U.S. government securities	106,554,284
Sales of U.S. government securities	6,055,764,568
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$936,002,698
Aggregate unrealized appreciation of investments and derivatives	$ 7,497,550
Aggregate unrealized depreciation of investments and derivatives	(46,858,764)
Net unrealized depreciation of investments and derivatives	$ (39,361,214)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP PIMCO Low Duration Bond Fund–22

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Asset-Backed Security	$ —	$ 296,360	$—	$ 296,360
Agency Collateralized Mortgage Obligations	—	47,220,570	—	47,220,570
Agency Commercial Mortgage-Backed Securities	—	28,784,313	—	28,784,313
Agency Obligations	—	31,815,620	—	31,815,620
Corporate Bonds	—	475,795,878	—	475,795,878
Municipal Bonds	—	8,128,684	—	8,128,684
Non-Agency Asset-Backed Securities	—	116,501,815	—	116,501,815
Non-Agency Collateralized Mortgage Obligations	—	53,189,594	—	53,189,594
Non-Agency Commercial Mortgage-Backed Securities	—	55,284,040	—	55,284,040
Sovereign Bonds	—	22,379,059	—	22,379,059
Supranational Bank	—	2,494,422	—	2,494,422
Money Market Fund	925,064	—	—	925,064
Short-Term Investments	—	51,629,862	—	51,629,862
Total Investments	$925,064	$893,520,217	$—	$894,445,281
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$ 2,536,517	$—	$ 2,536,517
Futures Contracts	$1,884,720	$ —	$—	$ 1,884,720
Swap Contracts	$ —	$ 2,893,692	$—	$ 2,893,692
Liabilities:
Foreign Currency Exchange Contracts	$ —	$(1,015,343)	$—	$(1,015,343)
Futures Contract	$ (730,159)	$ —	$—	$ (730,159)
Swap Contracts	$ —	$(2,977,356)	$—	$(2,977,356)
Options Written	$ —	$ (1,471)	$—	$ (1,471)
There were no Level 3 investments at the end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	537,731	2,130,576
Service Class	17,499,261	35,212,283
Shares reinvested:
Standard Class	—	230,107
Service Class	—	1,156,367
	18,036,992	38,729,333
Shares redeemed:
Standard Class	(2,526,848)	(5,152,377)
Service Class	(16,144,570)	(25,063,920)
	(18,671,418)	(30,216,297)
Net increase (decrease)	(634,426)	8,513,036
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the
LVIP PIMCO Low Duration Bond Fund–23

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2022, the Fund entered into foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date; to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2022, the Fund pledged $1,601,720 in securities and $3,014,000 in cash as collateral for futures contracts.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Options Contracts–During the six months ended June 30, 2022, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain
LVIP PIMCO Low Duration Bond Fund–24

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2022, the Fund used options contracts to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions; to generate income and to facilitate investments in portfolio securities.
Swap Contracts–The Fund may enter into CDS contracts and interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event (including single name, baskets, and systemic), to enhance total return or to gain exposure to certain securities or markets. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from(paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2022, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2022, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to a central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2022, the Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
LVIP PIMCO Low Duration Bond Fund–25

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$2,536,517	Receivables and other assets net of liabilities	$(1,015,343)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	1,884,720	Receivables and other assets net of liabilities	(730,159)
Options written (Interest rate contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(1,471)
Swap contracts (Credit contracts)	Receivables and other assets net of liabilities	2,871,597	Receivables and other assets net of liabilities	—
Swap contracts (Interest rate contracts)	Receivables and other assets net of liabilities	22,095	Receivables and other assets net of liabilities	(2,977,356)
Total		$7,314,929		$(4,724,329)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ 1,068,158	$ 3,864,221
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(2,999,326)	4,749,389
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(163,770)	6,561
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	253,214	(200,255)
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(440,852)	3,168,807
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	217,077	(2,938,257)
Total		$(2,065,499)	$ 8,650,466
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$17,537,035	$117,572,407
Futures contracts (average notional value)	654,290,560	289,946,239
Options contracts (average value)	6,327	24,454
CDS contracts (average notional value)*	142,628,571	24,442,857
Interest rate swap contracts (average notional value)**	19,114,286	159,971,429

LVIP PIMCO Low Duration Bond Fund–26

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
*Long represents buying protection and short represents selling protection.
**Long represents paying floating interest payments and short represent receiving floating interest payments.
At June 30, 2022, the Fund posted securities collateral (comprised of U.S. treasury securities) for certain open bilateral derivatives as follows:
Broker	Securities Collateral
JPMorgan Chase Bank	$621,162
Total	$621,162
At June 30, 2022, the Fund received cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
BNP Paribas SA	$2,260,000
Total	$2,260,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2022, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
BNP Paribas SA	$2,404,616	$ (216,587)	$2,188,029
JPMorgan Chase Bank	131,901	(800,227)	(668,326)
Total	$2,536,517	$(1,016,814)	$1,519,703

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
BNP Paribas SA	$2,188,029	$—	$(2,188,029)	$ —	$—	$ —
JPMorgan Chase Bank	(668,326)	—	—	621,162	—	(47,164)
Total	$1,519,703	$—	$(2,188,029)	$621,162	$—	$(47,164)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
LVIP PIMCO Low Duration Bond Fund–27

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Repurchase Agreements
Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of June 30, 2022, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:
Counterparty	Repurchase Agreement	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure[1]
JP Morgan	$50,800,000	$(50,800,000)	$—	$(50,800,000)	$—
Total	$50,800,000	$(50,800,000)	$—	$(50,800,000)	$—

[1] Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal
LVIP PIMCO Low Duration Bond Fund–28

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Certain of the Fund’s investments and payment obligations may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund may invests cannot yet be determined.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP PIMCO Low Duration Bond Fund–29

LVIP PIMCO Low Duration Bond Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP PIMCO Low Duration Bond Fund–30

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$793.90	0.10%	$0.44
Service Class Shares	1,000.00	792.60	0.45%	2.00
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.30	0.10%	$0.50
Service Class Shares	1,000.00	1,022.50	0.45%	2.26

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–1

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Investment Companies	97.70%
Equity Funds	92.79%
Money Market Fund	4.91%
Total Investments	97.70%
Receivables and Other Assets Net of Liabilities	2.30%
Total Net Assets	100.00%
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–2

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–97.70%
Equity Funds–92.79%
✠Fidelity ® --
VIP Contrafund® Portfolio	7,654,641	$ 300,291,570
VIP Equity-Income Portfolio	5,573,706	130,034,558
		430,326,128
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.91%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	22,800,063	$ 22,800,063
		22,800,063
Total Investment Companies (Cost $379,190,891)		453,126,191

TOTAL INVESTMENTS–97.70% (Cost $379,190,891)	453,126,191
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.30%	10,652,005
NET ASSETS APPLICABLE TO 31,379,341 SHARES OUTSTANDING–100.00%	$463,778,196
NET ASSET VALUE PER SHARE–LVIP FIDELITY INSTITUTIONAL AM® SELECT CORE EQUITY MANAGED VOLATILITY FUND STANDARD CLASS ($124,334 / 8,386 Shares)	$14.827
NET ASSET VALUE PER SHARE–LVIP FIDELITY INSTITUTIONAL AM® SELECT CORE EQUITY MANAGED VOLATILITY FUND SERVICE CLASS ($463,653,862 / 31,370,955 Shares)	$14.780
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$333,066,649
Distributable earnings/(accumulated loss)	130,711,547
TOTAL NET ASSETS	$463,778,196

✠ Initial Class.
★ Includes $8,427,990 cash collateral held at broker for futures contracts, $19,919 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $1,902,899 variation margin due from broker on futures contracts, $9,495 payable for fund shares redeemed, $36,769 other accrued expenses payable and $179,388 due to manager and affiliates as of June 30, 2022.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–3

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(7)	British Pound	$ (533,706)	$ (536,416)	9/19/22	$ 2,710	$ —
(7)	Euro	(922,075)	(933,303)	9/19/22	11,228	—
(7)	Japanese Yen	(648,856)	(652,901)	9/19/22	4,045	—
					17,983	—
Equity Contracts:
(50)	E-mini MSCI Emerging Markets Index	(2,506,750)	(2,554,900)	9/16/22	48,150	—
(703)	E-mini S&P 500 Index	(133,200,925)	(136,414,303)	9/16/22	3,213,378	—
(24)	Euro STOXX 50 Index	(865,439)	(894,688)	9/16/22	29,249	—
(6)	FTSE 100 Index	(520,104)	(519,688)	9/16/22	—	(416)
(3)	Nikkei 225 Index (OSE)	(583,284)	(597,359)	9/8/22	14,075	—
					3,304,852	(416)
Total Futures Contracts					$3,322,835	$(416)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–4

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 41,499
EXPENSES:
Management fees	1,810,879
Distribution fees-Service Class	905,203
Shareholder servicing fees	75,022
Accounting and administration expenses	52,036
Professional fees	17,524
Trustees’ fees and expenses	8,272
Reports and statements to shareholders	6,279
Custodian fees	3,440
Consulting fees	1,666
Pricing fees	348
Other	4,524
2,885,193
Less:
Management fees waived	(1,616,856)
Expenses reimbursed	(117,372)
Total operating expenses	1,150,965
NET INVESTMENT LOSS	(1,109,466)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(2,102,261)
Distributions from investment companies	3,557,123
Futures contracts	860,482
Net realized gain	2,315,344
Net change in unrealized appreciation (depreciation) of:
Investments	(126,276,938)
Foreign currencies	319
Futures contracts	2,854,934
Net change in unrealized appreciation (depreciation)	(123,421,685)
NET REALIZED AND UNREALIZED LOSS	(121,106,341)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(122,215,807)
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (1,109,466)	$ 817,563
Net realized gain	2,315,344	87,803,062
Net change in unrealized appreciation (depreciation)	(123,421,685)	47,819,665
Net increase (decrease) in net assets resulting from operations	(122,215,807)	136,440,290
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(5,903)
Service Class	—	(21,071,429)
	—	(21,077,332)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,921	208
Service Class	19,925,842	40,860,879
Reinvestment of dividends and distributions:
Standard Class	—	5,903
Service Class	—	21,071,429
	19,929,763	61,938,419
Cost of shares redeemed:
Standard Class	(1,418)	(13,394)
Service Class	(31,018,478)	(110,347,194)
	(31,019,896)	(110,360,588)
Decrease in net assets derived from capital share transactions	(11,090,133)	(48,422,169)
NET INCREASE (DECREASE) IN NET ASSETS	(133,305,940)	66,940,789
NET ASSETS:
Beginning of period	597,084,136	530,143,347
End of period	$ 463,778,196	$ 597,084,136
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–5

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 18.674	$ 15.290	$ 13.110	$ 12.098	$ 13.486	$ 11.684
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.007)	0.085	0.088	0.113	0.145	0.138
Net realized and unrealized gain (loss)	(3.840)	4.030	2.527	2.220	(0.878)	2.086
Total from investment operations	(3.847)	4.115	2.615	2.333	(0.733)	2.224
Less dividends and distributions from:
Net investment income	—	(0.243)	(0.089)	(0.157)	(0.175)	(0.336)
Net realized gain	—	(0.488)	(0.346)	(1.164)	(0.480)	(0.086)
Total dividends and distributions	—	(0.731)	(0.435)	(1.321)	(0.655)	(0.422)
Net asset value, end of period	$ 14.827	$ 18.674	$ 15.290	$ 13.110	$ 12.098	$ 13.486
Total return[4]	(20.61%)	26.98%	20.26%	20.04%	(5.85%)	19.03%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 124	$ 153	$ 132	$ 124	$ 109	$ 138
Ratio of expenses to average net assets[5]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.77%	0.77%	0.77%	0.77%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets	(0.08%) [6]	0.49%	0.64%	0.87%	1.07%	1.08%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.75%) [6]	(0.18%)	(0.03%)	0.20%	0.41%	0.43%
Portfolio turnover	7%	20%	16%	15%	43%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–6

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 18.648	$ 15.270	$ 13.100	$ 12.095	$ 13.479	$ 11.681
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.035)	0.024	0.040	0.067	0.097	0.094
Net realized and unrealized gain (loss)	(3.833)	4.021	2.519	2.215	(0.874)	2.082
Total from investment operations	(3.868)	4.045	2.559	2.282	(0.777)	2.176
Less dividends and distributions from:
Net investment income	—	(0.179)	(0.043)	(0.113)	(0.127)	(0.292)
Net realized gain	—	(0.488)	(0.346)	(1.164)	(0.480)	(0.086)
Total dividends and distributions	—	(0.667)	(0.389)	(1.277)	(0.607)	(0.378)
Net asset value, end of period	$ 14.780	$ 18.648	$ 15.270	$ 13.100	$ 12.095	$ 13.479
Total return[4]	(20.74%)	26.54%	19.84%	19.62%	(6.18%)	18.62%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 463,654	$596,931	$530,011	$451,758	$404,985	$474,108
Ratio of expenses to average net assets[5]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.12%	1.12%	1.12%	1.12%	1.11%	1.10%
Ratio of net investment income (loss) to average net assets	(0.43%) [6]	0.14%	0.29%	0.52%	0.72%	0.73%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.10%) [6]	(0.53%)	(0.38%)	(0.15%)	0.06%	0.08%
Portfolio turnover	7%	20%	16%	15%	43%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–7

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund. The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Fidelity® - VIP Contrafund® Portfolio and VIP Equity-Income Portfolio (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The Fidelity® - VIP Contrafund® Portfolio and VIP Equity-Income Portfolio, which are advised by an unaffiliated adviser, invest primarily in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–8

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.70% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.625% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
 The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.095% of the Fund’s average daily net assets for the Standard Class and 0.445% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	2024	Total
LIAC	$ 158,896	$ 245,320	$ 234,492	$ 638,708
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$17,891
Legal	3,194
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,645 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–9

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2022, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 19,919
Management fees payable to LIAC	29,203
Distribution fees payable to LFD	136,248
Printing and mailing fees payable to Lincoln Life	2,645
Shareholder servicing fees payable to Lincoln Life	11,292
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$34,498,626
Sales	43,493,996
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$379,190,891
Aggregate unrealized appreciation of investments and derivatives	$ 77,258,135
Aggregate unrealized depreciation of investments and derivatives	(416)
Net unrealized appreciation of investments and derivatives	$ 77,257,719
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–10

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$453,126,191	$—	$—	$453,126,191
Derivatives:
Assets:
Futures Contracts	$ 3,322,835	$—	$—	$ 3,322,835
Liabilities:
Futures Contract	$ (416)	$—	$—	$ (416)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	251	12
Service Class	1,220,864	2,474,458
Shares reinvested:
Standard Class	—	317
Service Class	—	1,134,715
	1,221,115	3,609,502
Shares redeemed:
Standard Class	(87)	(759)
Service Class	(1,860,917)	(6,307,953)
	(1,861,004)	(6,308,712)
Net decrease	(639,889)	(2,699,210)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–11

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$3,304,852	Receivables and other assets net of liabilities	$(416)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	17,983	Receivables and other assets net of liabilities	—
Total		$3,322,835		$(416)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$851,376	$2,838,633
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	9,106	16,301
Total		$860,482	$2,854,934
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$12,598,561	$54,853,308
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–12

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–13

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–14

LVIP SSGA Index Allocation Funds
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Structured Allocation Funds
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP SSGA Allocation Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ expenses shown in the tables reflect expense reimbursements in effect.
LVIP SSGA Conservative Index Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$857.80	0.20%	$0.92
Service Class Shares	1,000.00	856.80	0.45%	2.07
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.60	0.45%	2.26
LVIP SSGA Moderate Index Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$839.30	0.21%	$0.96
Service Class Shares	1,000.00	838.20	0.46%	2.10
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.21%	$1.05
Service Class Shares	1,000.00	1,022.50	0.46%	2.31

LVIP SSGA Allocation Funds–1

LVIP SSGA Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP SSGA Moderately Aggressive Index Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$830.50	0.21%	$0.95
Service Class Shares	1,000.00	829.50	0.46%	2.09
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.21%	$1.05
Service Class Shares	1,000.00	1,022.50	0.46%	2.31
LVIP SSGA Conservative Structured Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$873.10	0.24%	$1.11
Service Class Shares	1,000.00	871.90	0.49%	2.27
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.24%	$1.20
Service Class Shares	1,000.00	1,022.40	0.49%	2.46
LVIP SSGA Moderate Structured Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$861.70	0.21%	$0.97
Service Class Shares	1,000.00	860.60	0.46%	2.12
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.21%	$1.05
Service Class Shares	1,000.00	1,022.50	0.46%	2.31
LVIP SSGA Moderately Aggressive Structured Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$857.10	0.21%	$0.97
Service Class Shares	1,000.00	856.10	0.46%	2.12
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.21%	$1.05
Service Class Shares	1,000.00	1,022.50	0.46%	2.31

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA Allocation Funds–2

LVIP SSGA Index Allocation Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP SSGA Conservative Index Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	86.19%
Investment Companies	86.19%
Equity Funds	21.51%
Fixed Income Fund	50.81%
International Equity Fund	13.87%
Unaffiliated Investments	13.96%
Investment Companies	13.96%
Fixed Income Fund	9.96%
International Equity Fund	3.98%
Money Market Fund	0.02%
Total Investments	100.15%
Liabilities Net of Receivables and Other Assets	(0.15%)
Total Net Assets	100.00%
LVIP SSGA Moderate Index Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	83.99%
Investment Companies	83.99%
Equity Funds	33.42%
Fixed Income Fund	30.65%
International Equity Fund	19.92%
Unaffiliated Investments	16.01%
Investment Companies	16.01%
Fixed Income Fund	10.01%
International Equity Fund	6.00%
Total Investments	100.00%
Receivables and Other Assets Net of Liabilities	0.00%
Total Net Assets	100.00%
LVIP SSGA Moderately Aggressive Index Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	84.94%
Investment Companies	84.94%
Equity Funds	37.41%
Fixed Income Fund	25.58%
International Equity Fund	21.95%
Unaffiliated Investments	15.03%
Investment Companies	15.03%
Fixed Income Fund	5.01%
International Equity Fund	10.02%
Total Investments	99.97%
Receivables and Other Assets Net of Liabilities	0.03%
Total Net Assets	100.00%

LVIP SSGA Allocation Funds–3

LVIP SSGA Structured Allocation Funds
Security Type/Sector Allocations (unaudited) (continued)
As of June 30, 2022
LVIP SSGA Conservative Structured Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	90.10%
Investment Companies	90.10%
Equity Funds	20.91%
Fixed Income Fund	51.65%
International Equity Funds	17.54%
Unaffiliated Investments	9.98%
Investment Companies	9.98%
Fixed Income Fund	9.97%
Money Market Fund	0.01%
Total Investments	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%
LVIP SSGA Moderate Structured Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	89.98%
Investment Companies	89.98%
Equity Funds	32.80%
Fixed Income Fund	31.46%
International Equity Funds	25.72%
Unaffiliated Investment	10.12%
Investment Company	10.12%
Fixed Income Fund	10.12%
Total Investments	100.10%
Liabilities Net of Receivables and Other Assets	(0.10%)
Total Net Assets	100.00%
LVIP SSGA Moderately Aggressive Structured Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	94.97%
Investment Companies	94.97%
Equity Funds	36.81%
Fixed Income Fund	26.32%
International Equity Funds	31.84%
Unaffiliated Investment	5.08%
Investment Company	5.08%
Fixed Income Fund	5.08%
Total Investments	100.05%
Liabilities Net of Receivables and Other Assets	(0.05%)
Total Net Assets	100.00%

LVIP SSGA Allocation Funds–4

LVIP SSGA Conservative Index Allocation Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–86.19%
INVESTMENT COMPANIES–86.19%
Equity Funds–21.51%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	329,051	$ 4,007,190
LVIP SSGA S&P 500 Index Fund	940,090	22,611,979
LVIP SSGA Small-Cap Index Fund	87,796	2,659,159
		29,278,328
Fixed Income Fund–50.81%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	6,690,080	69,155,358
		69,155,358
International Equity Fund–13.87%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	2,084,286	18,881,541
		18,881,541
Total Affiliated Investments (Cost $105,276,565)		117,315,227

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–13.96%
INVESTMENT COMPANIES–13.96%
Fixed Income Fund–9.96%
SPDR® Portfolio TIPS ETF	492,589	$ 13,556,049
		13,556,049
International Equity Fund–3.98%
iShares Core MSCI Emerging Markets ETF	110,401	5,416,273
		5,416,273
Money Market Fund–0.02%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	26,662	26,662
		26,662
Total Unaffiliated Investments (Cost $18,786,569)		18,998,984

TOTAL INVESTMENTS–100.15% (Cost $124,063,134)	136,314,211
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.15%)	(202,031)
NET ASSETS APPLICABLE TO 10,425,327 SHARES OUTSTANDING–100.00%	$136,112,180

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–5

LVIP SSGA Moderate Index Allocation Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–83.99%
INVESTMENT COMPANIES–83.99%
Equity Funds–33.42%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	2,600,062	$ 31,663,559
LVIP SSGA S&P 500 Index Fund	5,242,962	126,108,960
LVIP SSGA Small-Cap Index Fund	693,730	21,011,690
		178,784,209
Fixed Income Fund–30.65%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	15,857,484	163,918,817
		163,918,817
International Equity Fund–19.92%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	11,763,641	106,566,820
		106,566,820
Total Affiliated Investments (Cost $372,933,678)		449,269,846

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–16.01%
INVESTMENT COMPANIES–16.01%
Fixed Income Fund–10.01%
SPDR® Portfolio TIPS ETF	1,944,808	$ 53,521,116
		53,521,116
International Equity Fund–6.00%
iShares Core MSCI Emerging Markets ETF	654,221	32,096,082
		32,096,082
Total Unaffiliated Investments (Cost $86,023,161)		85,617,198

TOTAL INVESTMENTS–100.00% (Cost $458,956,839)	534,887,044
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.00%	2,768
NET ASSETS APPLICABLE TO 35,179,879 SHARES OUTSTANDING–100.00%	$534,889,812

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–6

LVIP SSGA Moderately Aggressive Index Allocation Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–84.94%
INVESTMENT COMPANIES–84.94%
Equity Funds–37.41%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	2,710,263	$ 33,005,577
LVIP SSGA S&P 500 Index Fund	5,074,632	122,060,136
LVIP SSGA Small-Cap Index Fund	774,784	23,466,664
		178,532,377
Fixed Income Fund–25.58%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	11,806,403	122,042,783
		122,042,783
International Equity Fund–21.95%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	11,561,435	104,735,039
		104,735,039
Total Affiliated Investments (Cost $326,244,952)		405,310,199

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–15.03%
INVESTMENT COMPANIES–15.03%
Fixed Income Fund–5.01%
SPDR® Portfolio TIPS ETF	868,783	$ 23,908,908
		23,908,908
International Equity Fund–10.02%
iShares Core MSCI Emerging Markets ETF	974,208	47,794,644
		47,794,644
Total Unaffiliated Investments (Cost $70,875,654)		71,703,552

TOTAL INVESTMENTS–99.97% (Cost $397,120,606)	477,013,751
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	152,910
NET ASSETS APPLICABLE TO 30,339,354 SHARES OUTSTANDING–100.00%	$477,166,661

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–7

LVIP SSGA Conservative Structured Allocation Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.10%
INVESTMENT COMPANIES–90.10%
Equity Funds–20.91%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	932,749	$ 11,771,291
LVIP SSGA Mid-Cap Index Fund	243,357	2,963,600
LVIP SSGA S&P 500 Index Fund	500,712	12,043,633
LVIP SSGA Small-Cap Index Fund	99,762	3,021,585
LVIP SSGA Small-Mid Cap 200 Fund	266,222	2,953,999
		32,754,108
Fixed Income Fund–51.65%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	7,824,868	80,885,661
		80,885,661
International Equity Funds–17.54%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	1,436,914	10,617,360
LVIP SSGA Emerging Markets 100 Fund	798,385	6,222,613
LVIP SSGA International Index Fund	1,172,525	10,621,905
		27,461,878
Total Affiliated Investments (Cost $130,654,639)		141,101,647

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–9.98%
INVESTMENT COMPANIES–9.98%
Fixed Income Fund–9.97%
SPDR® Portfolio TIPS ETF	567,566	$ 15,619,417
		15,619,417
Money Market Fund–0.01%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	9,717	9,717
		9,717
Total Unaffiliated Investments (Cost $15,538,224)		15,629,134

TOTAL INVESTMENTS–100.08% (Cost $146,192,863)	156,730,781
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(120,123)
NET ASSETS APPLICABLE TO 13,906,606 SHARES OUTSTANDING–100.00%	$156,610,658

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–8

LVIP SSGA Moderate Structured Allocation Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–89.98%
INVESTMENT COMPANIES–89.98%
Equity Funds–32.80%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	6,591,987	$ 83,190,881
LVIP SSGA Mid-Cap Index Fund	2,293,247	27,927,168
LVIP SSGA S&P 500 Index Fund	3,538,728	85,117,020
LVIP SSGA Small-Cap Index Fund	705,093	21,355,846
LVIP SSGA Small-Mid Cap 200 Fund	1,881,618	20,878,430
		238,469,345
Fixed Income Fund–31.46%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	22,123,961	228,695,386
		228,695,386
International Equity Funds–25.72%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	9,671,966	71,466,158
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Emerging Markets 100 Fund	5,642,707	$ 43,979,259
LVIP SSGA International Index Fund	7,892,868	71,501,484
		186,946,901
Total Affiliated Investments (Cost $570,013,653)		654,111,632

UNAFFILIATED INVESTMENT–10.12%
INVESTMENT COMPANY–10.12%
Fixed Income Fund–10.12%
SPDR® Portfolio TIPS ETF	2,674,276	73,596,076
Total Unaffiliated Investment (Cost $74,281,408)		73,596,076

TOTAL INVESTMENTS–100.10% (Cost $644,295,061)	727,707,708
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(719,629)
NET ASSETS APPLICABLE TO 58,794,234 SHARES OUTSTANDING–100.00%	$726,988,079

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–9

LVIP SSGA Moderately Aggressive Structured Allocation Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–94.97%
INVESTMENT COMPANIES–94.97%
Equity Funds–36.81%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	4,435,284	$ 55,973,287
LVIP SSGA Mid-Cap Index Fund	1,424,247	17,344,476
LVIP SSGA S&P 500 Index Fund	2,380,897	57,267,701
LVIP SSGA Small-Cap Index Fund	583,858	17,683,889
LVIP SSGA Small-Mid Cap 200 Fund	1,558,217	17,289,980
		165,559,333
Fixed Income Fund–26.32%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	11,451,206	118,371,115
		118,371,115
International Equity Funds–31.84%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	6,607,428	48,822,286
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Emerging Markets 100 Fund	5,840,622	$ 45,521,809
LVIP SSGA International Index Fund	5,392,061	48,846,681
		143,190,776
Total Affiliated Investments (Cost $368,632,300)		427,121,224

UNAFFILIATED INVESTMENT–5.08%
INVESTMENT COMPANY–5.08%
Fixed Income Fund–5.08%
SPDR® Portfolio TIPS ETF	830,566	22,857,176
Total Unaffiliated Investment (Cost $23,108,598)		22,857,176

TOTAL INVESTMENTS–100.05% (Cost $391,740,898)	449,978,400
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(218,456)
NET ASSETS APPLICABLE TO 35,046,032 SHARES OUTSTANDING–100.00%	$449,759,944

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–10

LVIP SSGA Allocation Funds
Statements of Assets and Liabilities
June 30, 2022 (unaudited)
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
ASSETS:
Affiliated investments, at value	$117,315,227	$449,269,846	$405,310,199	$141,101,647	$654,111,632	$427,121,224
Unaffiliated investments, at value	18,998,984	85,617,198	71,703,552	15,629,134	73,596,076	22,857,176
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	7,263	—	—	—	—	—
Receivable for fund shares sold	5,980	218,183	340,806	1,206	992	41,407
Prepaid expenses	341	1,375	1,244	398	1,913	1,190
Dividends and interest receivable	130	66	94	38	27	—
Receivable for securities sold	—	97,042	29,929	31,273	182,123	21,471
TOTAL ASSETS	136,327,925	535,203,710	477,385,824	156,763,696	727,892,763	450,042,468
LIABILITIES:
Payable for fund shares redeemed	123,923	47,986	40,336	32,963	453,830	92,729
Due to manager and affiliates	38,630	139,185	119,473	52,297	237,906	139,774
Other accrued expenses payable	26,641	29,653	29,431	26,787	30,786	28,527
Payable for securities purchased	26,551	—	—	40,991	10,468	—
Due to custodian	—	97,074	29,923	—	171,694	21,494
TOTAL LIABILITIES	215,745	313,898	219,163	153,038	904,684	282,524
TOTAL NET ASSETS	$136,112,180	$534,889,812	$477,166,661	$156,610,658	$726,988,079	$449,759,944
Affiliated investments, at cost	$105,276,565	$372,933,678	$326,244,952	$130,654,639	$570,013,653	$368,632,300
Unaffiliated investments, at cost	18,786,569	86,023,161	70,875,654	15,538,224	74,281,408	23,108,598
Standard Class:
Net Assets	$ 50,285,090	$265,764,794	$259,249,034	$ 21,387,934	$134,772,286	$118,856,573
Shares Outstanding	3,846,953	17,461,313	16,455,876	1,896,820	10,883,144	9,248,121
Net Asset Value Per Share	$ 13.071	$ 15.220	$ 15.754	$ 11.276	$ 12.384	$ 12.852
Service Class:
Net Assets	$ 85,827,090	$269,125,018	$217,917,627	$135,222,724	$592,215,793	$330,903,371
Shares Outstanding	6,578,374	17,718,566	13,883,478	12,009,786	47,911,090	25,797,911
Net Asset Value Per Share	$ 13.047	$ 15.189	$ 15.696	$ 11.259	$ 12.361	$ 12.827
LVIP SSGA Allocation Funds–11

LVIP SSGA Allocation Funds
Statements of Assets and Liabilities (continued)

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$125,604,698	$456,461,884	$398,697,773	$147,241,348	$637,752,109	$396,358,458
Distributable earnings/(accumulated loss)	10,507,482	78,427,928	78,468,888	9,369,310	89,235,970	53,401,486
TOTAL NET ASSETS	$136,112,180	$534,889,812	$477,166,661	$156,610,658	$726,988,079	$449,759,944
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–12

LVIP SSGA Allocation Funds
Statements of Operations
Six Months Ended June 30, 2022 (unaudited)
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 537,283	$ 2,290,687	$ 1,434,537	$ 551,374	$ 2,617,104	$ 811,601
EXPENSES:
Distribution fees-Service Class	116,188	373,882	302,410	183,947	826,120	463,468
Management fees	110,329	439,063	392,127	127,433	604,957	374,587
Accounting and administration expenses	27,900	45,827	43,282	28,845	54,988	42,381
Shareholder servicing fees	21,330	84,886	75,811	24,637	116,958	72,420
Professional fees	12,203	15,560	15,084	12,372	17,269	14,921
Custodian fees	2,942	4,593	4,949	3,643	9,764	7,964
Reports and statements to shareholders	2,606	4,998	4,638	2,747	7,234	4,534
Trustees’ fees and expenses	2,288	9,094	8,148	2,652	12,658	7,843
Consulting fees	1,207	1,344	1,328	1,212	1,403	1,314
Index fees	495	1,837	1,650	—	—	—
Pricing fees	68	76	59	100	73	74
Other	1,854	4,170	3,788	2,648	8,652	5,690
	299,410	985,330	853,274	390,236	1,660,076	995,196
Less:
Expenses reimbursed	(36,117)	—	—	—	—	—
Total operating expenses	263,293	985,330	853,274	390,236	1,660,076	995,196
NET INVESTMENT INCOME (LOSS)	273,990	1,305,357	581,263	161,138	957,028	(183,595)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of affiliated investments	(976,745)	(2,688,033)	(2,311,165)	(715,600)	(1,892,846)	(1,404,433)
Sale of unaffiliated investments	(123,245)	(408,671)	(303,951)	(64,394)	(345,055)	(110,569)
Net realized loss	(1,099,990)	(3,096,704)	(2,615,116)	(779,994)	(2,237,901)	(1,515,002)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(19,041,866)	(87,165,220)	(82,212,420)	(20,515,415)	(108,677,384)	(72,048,040)
Unaffiliated investments	(3,041,893)	(14,570,221)	(13,738,085)	(2,245,576)	(10,633,492)	(3,296,265)
Net change in unrealized appreciation (depreciation)	(22,083,759)	(101,735,441)	(95,950,505)	(22,760,991)	(119,310,876)	(75,344,305)
NET REALIZED AND UNREALIZED LOSS	(23,183,749)	(104,832,145)	(98,565,621)	(23,540,985)	(121,548,777)	(76,859,307)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(22,909,759)	$(103,526,788)	$(97,984,358)	$(23,379,847)	$(120,591,749)	$(77,042,902)
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–13

LVIP SSGA Allocation Funds
Statements of Changes in Net Assets
	LVIP SSGA Conservative Index Allocation Fund		LVIP SSGA Moderate Index Allocation Fund		LVIP SSGA Moderately Aggressive Index Allocation Fund
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 273,990	$ 2,820,926	$ 1,305,357	$ 11,143,971	$ 581,263	$ 9,410,964
Net realized gain (loss)	(1,099,990)	2,985,009	(3,096,704)	13,905,966	(2,615,116)	11,962,998
Net change in unrealized appreciation (depreciation)	(22,083,759)	3,369,117	(101,735,441)	33,717,575	(95,950,505)	35,954,041
Net increase (decrease) in net assets resulting from operations	(22,909,759)	9,175,052	(103,526,788)	58,767,512	(97,984,358)	57,328,003
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,582,220)	—	(8,371,329)	—	(7,799,777)
Service Class	—	(2,644,215)	—	(8,268,732)	—	(6,328,104)
	—	(4,226,435)	—	(16,640,061)	—	(14,127,881)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,955,122	10,920,255	14,199,465	27,242,024	12,531,162	39,609,768
Service Class	8,444,681	18,893,189	11,662,799	38,705,930	11,062,946	29,064,232
Reinvestment of dividends and distributions:
Standard Class	—	1,582,220	—	8,371,329	—	7,799,777
Service Class	—	2,644,215	—	8,268,732	—	6,328,104
	11,399,803	34,039,879	25,862,264	82,588,015	23,594,108	82,801,881
Cost of shares redeemed:
Standard Class	(2,818,786)	(4,729,613)	(6,835,212)	(14,357,857)	(6,430,380)	(26,117,231)
Service Class	(11,760,142)	(19,204,644)	(22,263,126)	(41,931,833)	(16,191,040)	(33,468,230)
	(14,578,928)	(23,934,257)	(29,098,338)	(56,289,690)	(22,621,420)	(59,585,461)
Increase (decrease) in net assets derived from capital share transactions	(3,179,125)	10,105,622	(3,236,074)	26,298,325	972,688	23,216,420
NET INCREASE (DECREASE) IN NET ASSETS	(26,088,884)	15,054,239	(106,762,862)	68,425,776	(97,011,670)	66,416,542
NET ASSETS:
Beginning of period	162,201,064	147,146,825	641,652,674	573,226,898	574,178,331	507,761,789
End of period	$136,112,180	$162,201,064	$ 534,889,812	$641,652,674	$477,166,661	$574,178,331
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–14

LVIP SSGA Allocation Funds
Statements of Changes in Net Assets (continued)
	LVIP SSGA Conservative Structured Allocation Fund		LVIP SSGA Moderate Structured Allocation Fund		LVIP SSGA Moderately Aggressive Structured Allocation Fund
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 161,138	$ 3,761,303	$ 957,028	$ 19,369,043	$ (183,595)	$ 12,254,217
Net realized gain (loss)	(779,994)	8,461,872	(2,237,901)	52,683,228	(1,515,002)	33,326,263
Net change in unrealized appreciation (depreciation)	(22,760,991)	640,055	(119,310,876)	28,254,234	(75,344,305)	23,187,638
Net increase (decrease) in net assets resulting from operations	(23,379,847)	12,863,230	(120,591,749)	100,306,505	(77,042,902)	68,768,118
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,087,957)	—	(8,570,019)	—	(8,084,246)
Service Class	—	(6,904,124)	—	(38,576,912)	—	(23,294,395)
	—	(7,992,081)	—	(47,146,931)	—	(31,378,641)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,330,919	5,456,127	5,678,124	12,059,629	7,181,262	13,986,610
Service Class	9,098,152	14,423,527	13,175,754	24,352,988	5,145,180	15,621,093
Reinvestment of dividends and distributions:
Standard Class	—	1,087,957	—	8,570,020	—	8,084,246
Service Class	—	6,904,124	—	38,576,911	—	23,294,395
	10,429,071	27,871,735	18,853,878	83,559,548	12,326,442	60,986,344
Cost of shares redeemed:
Standard Class	(1,137,452)	(5,064,561)	(6,015,773)	(8,889,211)	(8,973,989)	(9,005,744)
Service Class	(15,542,502)	(25,235,892)	(53,734,911)	(104,645,736)	(29,723,727)	(62,675,218)
	(16,679,954)	(30,300,453)	(59,750,684)	(113,534,947)	(38,697,716)	(71,680,962)
Increase (decrease) in net assets derived from capital share transactions	(6,250,883)	(2,428,718)	(40,896,806)	(29,975,399)	(26,371,274)	(10,694,618)
NET INCREASE (DECREASE) IN NET ASSETS	(29,630,730)	2,442,431	(161,488,555)	23,184,175	(103,414,176)	26,694,859
NET ASSETS:
Beginning of period	186,241,388	183,798,957	888,476,634	865,292,459	553,174,120	526,479,261
End of period	$156,610,658	$186,241,388	$ 726,988,079	$ 888,476,634	$ 449,759,944	$553,174,120
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–15

LVIP SSGA Conservative Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Conservative Index Allocation Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 15.237	$ 14.733	$ 13.532	$ 12.157	$ 13.090	$ 12.117
Income (loss) from investment operations:
Net investment income[2]	0.037	0.305	0.273	0.306	0.300	0.287
Net realized and unrealized gain (loss)	(2.203)	0.634	1.368	1.495	(0.867)	1.011
Total from investment operations	(2.166)	0.939	1.641	1.801	(0.567)	1.298
Less dividends and distributions from:
Net investment income	—	(0.322)	(0.294)	(0.319)	(0.307)	(0.288)
Net realized gain	—	(0.113)	(0.146)	(0.107)	(0.059)	(0.037)
Total dividends and distributions	—	(0.435)	(0.440)	(0.426)	(0.366)	(0.325)
Net asset value, end of period	$ 13.071	$ 15.237	$ 14.733	$ 13.532	$ 12.157	$ 13.090
Total return[3]	(14.22%)	6.37%	12.18%	14.83%	(4.34%)	10.72%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 50,285	$58,531	$ 49,097	$ 38,885	$ 32,361	$ 29,018
Ratio of expenses to average net assets[4]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.25%	0.24%	0.26%	0.29%	0.35%	0.34%
Ratio of net investment income to average net assets	0.53% [5]	2.00%	1.97%	2.33%	2.32%	2.24%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.48% [5]	1.96%	1.91%	2.24%	2.17%	2.10%
Portfolio turnover	7%	15%	31%	15%	20%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–16

LVIP SSGA Conservative Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Conservative Index Allocation Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 15.227	$ 14.726	$ 13.528	$ 12.156	$ 13.086	$ 12.115
Income (loss) from investment operations:
Net investment income[2]	0.020	0.266	0.238	0.273	0.267	0.254
Net realized and unrealized gain (loss)	(2.200)	0.632	1.366	1.492	(0.864)	1.010
Total from investment operations	(2.180)	0.898	1.604	1.765	(0.597)	1.264
Less dividends and distributions from:
Net investment income	—	(0.284)	(0.260)	(0.286)	(0.274)	(0.256)
Net realized gain	—	(0.113)	(0.146)	(0.107)	(0.059)	(0.037)
Total dividends and distributions	—	(0.397)	(0.406)	(0.393)	(0.333)	(0.293)
Net asset value, end of period	$ 13.047	$ 15.227	$ 14.726	$ 13.528	$ 12.156	$ 13.086
Total return[3]	(14.32%)	6.10%	11.91%	14.54%	(4.57%)	10.44%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 85,827	$103,670	$ 98,050	$ 83,153	$ 72,588	$ 79,324
Ratio of expenses to average net assets[4]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.50%	0.49%	0.51%	0.54%	0.60%	0.59%
Ratio of net investment income to average net assets	0.28% [5]	1.75%	1.72%	2.08%	2.07%	1.99%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.23% [5]	1.71%	1.66%	1.99%	1.92%	1.85%
Portfolio turnover	7%	15%	31%	15%	20%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–17

LVIP SSGA Moderate Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderate Index Allocation Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 18.135	$ 16.887	$ 15.344	$ 13.362	$ 14.659	$ 13.119
Income (loss) from investment operations:
Net investment income[2]	0.047	0.351	0.282	0.325	0.325	0.311
Net realized and unrealized gain (loss)	(2.962)	1.403	1.817	2.108	(1.255)	1.597
Total from investment operations	(2.915)	1.754	2.099	2.433	(0.930)	1.908
Less dividends and distributions from:
Net investment income	—	(0.399)	(0.343)	(0.342)	(0.324)	(0.313)
Net realized gain	—	(0.107)	(0.213)	(0.109)	(0.043)	(0.055)
Total dividends and distributions	—	(0.506)	(0.556)	(0.451)	(0.367)	(0.368)
Net asset value, end of period	$ 15.220	$ 18.135	$ 16.887	$ 15.344	$ 13.362	$ 14.659
Total return[3]	(16.07%)	10.39%	13.83%	18.24%	(6.27%)	14.55%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 265,765	$308,832	$267,776	$208,502	$142,597	$122,827
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.21%	0.21%	0.21%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.21%	0.21%	0.21%	0.24%	0.31%	0.30%
Ratio of net investment income to average net assets	0.57% [5]	1.96%	1.84%	2.21%	2.23%	2.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.57% [5]	1.96%	1.84%	2.18%	2.13%	2.10%
Portfolio turnover	5%	10%	23%	10%	11%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–18

LVIP SSGA Moderate Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderate Index Allocation Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 18.121	$ 16.875	$ 15.337	$ 13.359	$ 14.653	$ 13.116
Income (loss) from investment operations:
Net investment income[2]	0.027	0.306	0.243	0.288	0.288	0.275
Net realized and unrealized gain (loss)	(2.959)	1.402	1.812	2.104	(1.251)	1.595
Total from investment operations	(2.932)	1.708	2.055	2.392	(0.963)	1.870
Less dividends and distributions from:
Net investment income	—	(0.355)	(0.304)	(0.305)	(0.288)	(0.278)
Net realized gain	—	(0.107)	(0.213)	(0.109)	(0.043)	(0.055)
Total dividends and distributions	—	(0.462)	(0.517)	(0.414)	(0.331)	(0.333)
Net asset value, end of period	$ 15.189	$ 18.121	$ 16.875	$ 15.337	$ 13.359	$ 14.653
Total return[3]	(16.18%)	10.12%	13.55%	17.94%	(6.50%)	14.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 269,125	$332,821	$305,451	$284,453	$243,997	$255,446
Ratio of expenses to average net assets[4]	0.46%	0.46%	0.46%	0.46%	0.46%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.46%	0.46%	0.46%	0.49%	0.56%	0.55%
Ratio of net investment income to average net assets	0.32% [5]	1.71%	1.59%	1.96%	1.98%	1.95%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.32% [5]	1.71%	1.59%	1.93%	1.88%	1.85%
Portfolio turnover	5%	10%	23%	10%	11%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–19

LVIP SSGA Moderately Aggressive Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderately Aggressive Index Allocation Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 18.970	$ 17.483	$ 15.891	$ 13.689	$ 15.191	$ 13.311
Income (loss) from investment operations:
Net investment income[2]	0.029	0.344	0.287	0.323	0.325	0.313
Net realized and unrealized gain (loss)	(3.245)	1.643	1.950	2.371	(1.466)	1.944
Total from investment operations	(3.216)	1.987	2.237	2.694	(1.141)	2.257
Less dividends and distributions from:
Net investment income	—	(0.405)	(0.389)	(0.353)	(0.315)	(0.314)
Net realized gain	—	(0.095)	(0.256)	(0.139)	(0.046)	(0.063)
Total dividends and distributions	—	(0.500)	(0.645)	(0.492)	(0.361)	(0.377)
Net asset value, end of period	$ 15.754	$ 18.970	$ 17.483	$ 15.891	$ 13.689	$ 15.191
Total return[3]	(16.95%)	11.37%	14.28%	19.73%	(7.42%)	16.97%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 259,249	$305,640	$262,014	$214,176	$154,120	$141,716
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.21%	0.21%	0.21%	0.24%	0.31%	0.31%
Ratio of net investment income to average net assets	0.34% [5]	1.84%	1.83%	2.13%	2.16%	2.16%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.34% [5]	1.84%	1.83%	2.10%	2.06%	2.06%
Portfolio turnover	4%	12%	22%	13%	11%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–20

LVIP SSGA Moderately Aggressive Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 18.923	$ 17.443	$ 15.860	$ 13.664	$ 15.164	$ 13.291
Income (loss) from investment operations:
Net investment income[2]	0.008	0.297	0.246	0.284	0.287	0.275
Net realized and unrealized gain (loss)	(3.235)	1.636	1.941	2.365	(1.461)	1.938
Total from investment operations	(3.227)	1.933	2.187	2.649	(1.174)	2.213
Less dividends and distributions from:
Net investment income	—	(0.358)	(0.348)	(0.314)	(0.280)	(0.277)
Net realized gain	—	(0.095)	(0.256)	(0.139)	(0.046)	(0.063)
Total dividends and distributions	—	(0.453)	(0.604)	(0.453)	(0.326)	(0.340)
Net asset value, end of period	$ 15.696	$ 18.923	$ 17.443	$ 15.860	$ 13.664	$ 15.164
Total return[3]	(17.05%)	11.09%	13.99%	19.43%	(7.66%)	16.67%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 217,918	$268,538	$245,748	$234,290	$210,069	$204,497
Ratio of expenses to average net assets[4]	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.46%	0.46%	0.46%	0.49%	0.56%	0.56%
Ratio of net investment income to average net assets	0.09% [5]	1.59%	1.58%	1.88%	1.91%	1.19%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.09% [5]	1.59%	1.58%	1.85%	1.81%	1.81%
Portfolio turnover	4%	12%	22%	13%	11%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–21

LVIP SSGA Conservative Structured Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Conservative Structured Allocation Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 12.915	$ 12.585	$ 11.966	$ 10.983	$ 12.054	$ 11.489
Income (loss) from investment operations:
Net investment income[2]	0.024	0.296	0.236	0.282	0.282	0.286
Net realized and unrealized gain (loss)	(1.663)	0.638	0.906	1.211	(0.882)	0.826
Total from investment operations	(1.639)	0.934	1.142	1.493	(0.600)	1.112
Less dividends and distributions from:
Net investment income	—	(0.497)	(0.256)	(0.323)	(0.348)	(0.411)
Net realized gain	—	(0.107)	(0.267)	(0.187)	(0.123)	(0.136)
Total dividends and distributions	—	(0.604)	(0.523)	(0.510)	(0.471)	(0.547)
Net asset value, end of period	$ 11.276	$ 12.915	$ 12.585	$ 11.966	$ 10.983	$ 12.054
Total return[3]	(12.69%)	7.43%	9.68%	13.64%	(5.01%)	9.70%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 21,388	$24,304	$22,240	$ 21,161	$ 18,119	$17,372
Ratio of expenses to average net assets[4]	0.24%	0.24%	0.24%	0.24%	0.23%	0.21%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.24%	0.24%	0.24%	0.27%	0.33%	0.31%
Ratio of net investment income to average net assets	0.40% [5]	2.24%	1.99%	2.39%	2.38%	2.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.40% [5]	2.24%	1.99%	2.36%	2.28%	2.27%
Portfolio turnover	5%	17%	24%	13%	11%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–22

LVIP SSGA Conservative Structured Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Conservative Structured Allocation Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 12.913	$ 12.582	$ 11.966	$ 10.983	$ 12.051	$ 11.487
Income (loss) from investment operations:
Net investment income[2]	0.009	0.262	0.206	0.252	0.252	0.255
Net realized and unrealized gain (loss)	(1.663)	0.639	0.903	1.211	(0.880)	0.825
Total from investment operations	(1.654)	0.901	1.109	1.463	(0.628)	1.080
Less dividends and distributions from:
Net investment income	—	(0.463)	(0.226)	(0.293)	(0.317)	(0.380)
Net realized gain	—	(0.107)	(0.267)	(0.187)	(0.123)	(0.136)
Total dividends and distributions	—	(0.570)	(0.493)	(0.480)	(0.440)	(0.516)
Net asset value, end of period	$ 11.259	$ 12.913	$ 12.582	$ 11.966	$ 10.983	$ 12.051
Total return[3]	(12.81%)	7.17%	9.40%	13.36%	(5.25%)	9.43%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 135,223	$161,937	$161,559	$162,687	$162,879	$198,858
Ratio of expenses to average net assets[4]	0.49%	0.49%	0.49%	0.49%	0.48%	0.46%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.49%	0.49%	0.49%	0.52%	0.58%	0.56%
Ratio of net investment income to average net assets	0.15% [5]	1.99%	1.74%	2.14%	2.13%	2.12%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.15% [5]	1.99%	1.74%	2.11%	2.03%	2.02%
Portfolio turnover	5%	17%	24%	13%	11%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–23

LVIP SSGA Moderate Structured Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderate Structured Allocation Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 14.372	$ 13.554	$ 12.950	$ 11.659	$ 13.162	$ 12.285
Income (loss) from investment operations:
Net investment income[2]	0.030	0.347	0.256	0.304	0.300	0.315
Net realized and unrealized gain (loss)	(2.018)	1.299	0.988	1.617	(1.229)	1.293
Total from investment operations	(1.988)	1.646	1.244	1.921	(0.929)	1.608
Less dividends and distributions from:
Net investment income	—	(0.696)	(0.317)	(0.363)	(0.400)	(0.518)
Net realized gain	—	(0.132)	(0.323)	(0.267)	(0.174)	(0.213)
Total dividends and distributions	—	(0.828)	(0.640)	(0.630)	(0.574)	(0.731)
Net asset value, end of period	$ 12.384	$ 14.372	$ 13.554	$ 12.950	$ 11.659	$ 13.162
Total return[3]	(13.83%)	12.15%	9.86%	16.57%	(7.12%)	13.15%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 134,772	$156,805	$136,955	$116,658	$ 93,678	$ 93,340
Ratio of expenses to average net assets[4]	0.21%	0.20%	0.21%	0.21%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.21%	0.20%	0.21%	0.24%	0.30%	0.30%
Ratio of net investment income to average net assets	0.44% [5]	2.38%	2.05%	2.40%	2.40%	2.41%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.44% [5]	2.38%	2.05%	2.37%	2.30%	2.31%
Portfolio turnover	3%	13%	21%	12%	11%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–24

LVIP SSGA Moderate Structured Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderate Structured Allocation Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 14.364	$ 13.546	$ 12.945	$ 11.655	$ 13.154	$ 12.280
Income (loss) from investment operations:
Net investment income[2]	0.013	0.310	0.224	0.272	0.288	0.282
Net realized and unrealized gain (loss)	(2.016)	1.297	0.984	1.615	(1.246)	1.290
Total from investment operations	(2.003)	1.607	1.208	1.887	(0.958)	1.572
Less dividends and distributions from:
Net investment income	—	(0.657)	(0.284)	(0.330)	(0.367)	(0.485)
Net realized gain	—	(0.132)	(0.323)	(0.267)	(0.174)	(0.213)
Total dividends and distributions	—	(0.789)	(0.607)	(0.597)	(0.541)	(0.698)
Net asset value, end of period	$ 12.361	$ 14.364	$ 13.546	$ 12.945	$ 11.655	$ 13.154
Total return[3]	(13.94%)	11.87%	9.59%	16.28%	(7.36%)	12.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 592,216	$731,672	$728,337	$738,583	$721,976	$860,665
Ratio of expenses to average net assets[4]	0.46%	0.45%	0.46%	0.46%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.46%	0.45%	0.46%	0.49%	0.55%	0.55%
Ratio of net investment income to average net assets	0.19% [5]	2.13%	1.80%	2.15%	2.15%	2.16%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.19% [5]	2.13%	1.80%	2.12%	2.05%	2.06%
Portfolio turnover	3%	13%	21%	12%	11%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–25

LVIP SSGA Moderately Aggressive Structured Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 14.994	$ 14.002	$ 13.483	$ 12.014	$ 13.646	$ 12.567
Income (loss) from investment operations:
Net investment income[2]	0.008	0.370	0.271	0.321	0.332	0.333
Net realized and unrealized gain (loss)	(2.150)	1.544	0.937	1.762	(1.447)	1.531
Total from investment operations	(2.142)	1.914	1.208	2.083	(1.115)	1.864
Less dividends and distributions from:
Net investment income	—	(0.786)	(0.337)	(0.380)	(0.435)	(0.558)
Net realized gain	—	(0.136)	(0.352)	(0.234)	(0.082)	(0.227)
Total dividends and distributions	—	(0.922)	(0.689)	(0.614)	(0.517)	(0.785)
Net asset value, end of period	$ 12.852	$ 14.994	$ 14.002	$ 13.483	$ 12.014	$ 13.646
Total return[3]	(14.29%)	13.68%	9.28%	17.43%	(8.20%)	14.89%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 118,857	$140,459	$119,194	$103,328	$ 78,667	$ 76,979
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.21%	0.21%	0.21%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.21%	0.21%	0.21%	0.24%	0.31%	0.30%
Ratio of net investment income to average net assets	0.11% [5]	2.42%	2.13%	2.45%	2.46%	2.46%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.11% [5]	2.42%	2.13%	2.42%	2.36%	2.36%
Portfolio turnover	3%	15%	22%	13%	14%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–26

LVIP SSGA Moderately Aggressive Structured Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 14.983	$ 13.993	$ 13.477	$ 12.009	$ 13.636	$ 12.560
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.010)	0.331	0.238	0.288	0.298	0.298
Net realized and unrealized gain (loss)	(2.146)	1.541	0.934	1.760	(1.443)	1.529
Total from investment operations	(2.156)	1.872	1.172	2.048	(1.145)	1.827
Less dividends and distributions from:
Net investment income	—	(0.746)	(0.304)	(0.346)	(0.400)	(0.524)
Net realized gain	—	(0.136)	(0.352)	(0.234)	(0.082)	(0.227)
Total dividends and distributions	—	(0.882)	(0.656)	(0.580)	(0.482)	(0.751)
Net asset value, end of period	$ 12.827	$ 14.983	$ 13.993	$ 13.477	$ 12.009	$ 13.636
Total return[3]	(14.39%)	13.39%	9.01%	17.14%	(8.43%)	14.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 330,903	$412,715	$407,285	$428,752	$410,730	$489,278
Ratio of expenses to average net assets[4]	0.46%	0.46%	0.46%	0.46%	0.46%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.46%	0.46%	0.46%	0.49%	0.56%	0.55%
Ratio of net investment income (loss) to average net assets	(0.14%) [5]	2.17%	1.88%	2.20%	2.21%	2.21%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.14%) [5]	2.17%	1.88%	2.17%	2.11%	2.11%
Portfolio turnover	3%	15%	22%	13%	14%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–27

LVIP SSGA Allocation Funds
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Conservative Index Allocation Fund, LVIP SSGA Moderate Index Allocation Fund, LVIP SSGA Moderately Aggressive Index Allocation Fund, LVIP SSGA Conservative Structured Allocation Fund, LVIP SSGA Moderate Structured Allocation Fund and LVIP SSGA Moderately Aggressive Structured Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP SSGA Conservative Index Allocation Fund and LVIP SSGA Conservative Structured Allocation Fund is to seek a high level of current income, with some consideration given to growth of capital.
The investment objective of the LVIP SSGA Moderate Index Allocation Fund and LVIP SSGA Moderate Structured Allocation Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP SSGA Moderately Aggressive Index Allocation Fund and LVIP SSGA Moderately Aggressive Structured Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of their financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
 Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2022, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP SSGA Allocation Funds–28

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.15% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
LIAC has contractually agreed to reimburse the LVIP SSGA Conservative Index Allocation Fund to the extent that annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.20% of average daily net assets for the Standard Class and 0.45% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
			Expiration Date
	2022	2023	2024	Total
LVIP SSGA Conservative Index Allocation Fund	$53,208	$76,618	$65,822	$ 195,648
SSGA Funds Management Inc. (“SSGA”) provides consulting services to LIAC, but has no management discretion over the Funds’ assets and LIAC pays no compensation to SSGA under the consulting agreement.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Administrative	$5,020	$19,990	$17,862	$5,808	$27,631	$17,108
Legal	896	3,568	3,189	1,037	4,933	3,054
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP SSGA Allocation Funds–29

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2022, these fees were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Printing and mailing	$470	$1,267	$1,128	$502	$2,514	$1,016
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2022, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Expense reimbursement receivable due from LIAC	$ 7,263	$ —	$ —	$ —	$ —	$ —
Management fees payable to LIAC	16,987	67,447	60,162	19,624	92,021	56,993
Distribution fees payable to LFD	17,812	56,629	45,830	28,235	125,029	69,976
Printing and mailing fees payable to Lincoln Life	547	2,069	1,850	644	3,066	1,787
Shareholder servicing fees payable to Lincoln Life	3,284	13,040	11,631	3,794	17,790	11,018
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2022, each Fund engaged in securities purchases and securities sales which resulted in net realized gains (losses) as follows:
LVIP SSGA Allocation Funds–30

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Purchases	$499,101	$825,002	$570,536	$302,341	$249,317	$129,950
Sales	498,631	312,507	209,294	329,158	879,155	347,503
Net realized loss	(30,716)	(27,515)	(27,151)	(11,850)	(30,517)	(11,716)
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2022, were as follows:
LVIP SSGA Conservative Index Allocation Fund
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-86.19%@
Equity Funds-21.51%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 4,962,841	$ 454,652	$ 460,335	$ (18,674)	$ (931,294)	$ 4,007,190	329,051	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	27,703,027	2,387,830	2,003,207	269,510	(5,745,181)	22,611,979	940,090	—	—
✧✧LVIP SSGA Small-Cap Index Fund	3,296,087	348,146	210,411	(35,718)	(738,945)	2,659,159	87,796	—	—
Fixed Income Fund-50.81%@
✧✧LVIP SSGA Bond Index Fund	80,536,985	4,673,919	7,600,407	(1,051,521)	(7,403,618)	69,155,358	6,690,080	—	—
International Equity Fund-13.87%@
✧✧LVIP SSGA International Index Fund	22,991,515	1,802,803	1,549,607	(140,342)	(4,222,828)	18,881,541	2,084,286	—	—
Total	$139,490,455	$ 9,667,350	$11,823,967	$ (976,745)	$(19,041,866)	$117,315,227		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
LVIP SSGA Allocation Funds–31

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP SSGA Moderate Index Allocation Fund
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-83.99%@
Equity Funds-33.42%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 39,138,515	$ 2,206,072	$ 2,087,894	$ (90,887)	$ (7,502,247)	$ 31,663,559	2,600,062	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	154,197,526	7,748,422	4,944,111	158,637	(31,051,514)	126,108,960	5,242,962	—	—
✧✧LVIP SSGA Small-Cap Index Fund	25,995,357	1,836,520	637,379	(124,733)	(6,058,075)	21,011,690	693,730	—	—
Fixed Income Fund-30.65%@
✧✧LVIP SSGA Bond Index Fund	190,453,213	7,638,150	13,920,696	(2,255,752)	(17,996,098)	163,918,817	15,857,484	—	—
International Equity Fund-19.92%@
✧✧LVIP SSGA International Index Fund	129,492,191	5,499,858	3,492,645	(375,298)	(24,557,286)	106,566,820	11,763,641	—	—
Total	$ 539,276,802	$24,929,022	$ 25,082,725	$ (2,688,033)	$ (87,165,220)	$ 449,269,846		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
LVIP SSGA Moderately Aggressive Index Allocation Fund
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-84.94%@
Equity Funds-37.41%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 40,796,724	$ 2,076,266	$ 1,933,768	$ (84,130)	$ (7,849,515)	$ 33,005,577	2,710,263	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	149,249,051	6,661,380	3,862,186	(112,870)	(29,875,239)	122,060,136	5,074,632	—	—
✧✧LVIP SSGA Small-Cap Index Fund	29,031,645	1,895,694	543,387	(110,537)	(6,806,751)	23,466,664	774,784	—	—
Fixed Income Fund-25.58%@
✧✧LVIP SSGA Bond Index Fund	141,779,201	5,575,924	10,223,452	(1,711,319)	(13,377,571)	122,042,783	11,806,403	—	—
International Equity Fund-21.95%@
✧✧LVIP SSGA International Index Fund	127,262,823	4,696,031	2,628,162	(292,309)	(24,303,344)	104,735,039	11,561,435	—	—
Total	$ 488,119,444	$20,905,295	$ 19,190,955	$ (2,311,165)	$ (82,212,420)	$ 405,310,199		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
LVIP SSGA Allocation Funds–32

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP SSGA Conservative Structured Allocation Fund
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.10%@
Equity Funds-20.91%@
✧✧LVIP SSGA Large Cap 100 Fund	$ 15,127,522	$ 456,142	$ 1,829,439	$ (58,026)	$ (1,924,908)	$ 11,771,291	932,749	$—	$—
✧✧LVIP SSGA Mid-Cap Index Fund	3,640,358	284,425	234,835	(13,550)	(712,798)	2,963,600	243,357	—	—
✧✧LVIP SSGA S&P 500 Index Fund	15,130,583	865,503	939,341	(18,324)	(2,994,788)	12,043,633	500,712	—	—
✧✧LVIP SSGA Small-Cap Index Fund	3,477,247	655,591	234,835	(17,883)	(858,535)	3,021,585	99,762	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	3,645,777	176,439	301,150	(11,954)	(555,113)	2,953,999	266,222	—	—
Fixed Income Fund-51.65%@
✧✧LVIP SSGA Bond Index Fund	93,500,697	3,238,797	6,167,315	(612,680)	(9,073,838)	80,885,661	7,824,868	—	—
International Equity Funds-17.54%@
✧✧LVIP SSGA Developed International 150 Fund	12,970,558	562,633	1,723,471	35,375	(1,227,735)	10,617,360	1,436,914	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	7,353,267	571,254	989,278	467	(713,097)	6,222,613	798,385	—	—
✧✧LVIP SSGA International Index Fund	12,942,822	974,633	821,922	(19,025)	(2,454,603)	10,621,905	1,172,525	—	—
Total	$167,788,831	$ 7,785,417	$13,241,586	$ (715,600)	$(20,515,415)	$141,101,647		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
LVIP SSGA Allocation Funds–33

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP SSGA Moderate Structured Allocation Fund
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-89.98%@
Equity Funds-32.80%@
✧✧LVIP SSGA Large Cap 100 Fund	$108,439,409	$ 650,778	$11,766,149	$ (366,878)	$ (13,766,279)	$ 83,190,881	6,591,987	$—	$—
✧✧LVIP SSGA Mid-Cap Index Fund	34,789,798	1,838,348	1,781,031	(104,303)	(6,815,644)	27,927,168	2,293,247	—	—
✧✧LVIP SSGA S&P 500 Index Fund	108,464,166	3,513,589	5,343,092	453,338	(21,970,981)	85,117,020	3,538,728	—	—
✧✧LVIP SSGA Small-Cap Index Fund	24,919,890	4,042,189	1,335,772	(110,313)	(6,160,148)	21,355,846	705,093	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	26,130,369	665,377	1,866,295	(81,273)	(3,969,748)	20,878,430	1,881,618	—	—
Fixed Income Fund-31.46%@
✧✧LVIP SSGA Bond Index Fund	268,091,447	3,184,305	14,891,192	(1,789,524)	(25,899,650)	228,695,386	22,123,961	—	—
International Equity Funds-25.72%@
✧✧LVIP SSGA Developed International 150 Fund	88,538,915	1,452,922	10,434,653	317,115	(8,408,141)	71,466,158	9,671,966	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	52,704,665	2,646,159	6,296,994	(229,117)	(4,845,454)	43,979,259	5,642,707	—	—
✧✧LVIP SSGA International Index Fund	88,349,153	4,428,138	4,452,577	18,109	(16,841,339)	71,501,484	7,892,868	—	—
Total	$ 800,427,812	$22,421,805	$ 58,167,755	$ (1,892,846)	$(108,677,384)	$ 654,111,632		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
LVIP SSGA Allocation Funds–34

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP SSGA Moderately Aggressive Structured Allocation Fund
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-94.97%@
Equity Funds-36.81%@
✧✧LVIP SSGA Large Cap 100 Fund	$ 73,224,156	$ 591,520	$ 8,329,823	$ (242,560)	$ (9,270,006)	$ 55,973,287	4,435,284	$—	$—
✧✧LVIP SSGA Mid-Cap Index Fund	21,691,177	1,089,583	1,138,615	(51,869)	(4,245,800)	17,344,476	1,424,247	—	—
✧✧LVIP SSGA S&P 500 Index Fund	73,235,642	2,213,174	3,700,494	204,815	(14,685,436)	57,267,701	2,380,897	—	—
✧✧LVIP SSGA Small-Cap Index Fund	20,722,805	3,291,918	1,138,613	(75,890)	(5,116,331)	17,683,889	583,858	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	21,721,929	582,405	1,662,152	(61,359)	(3,290,843)	17,289,980	1,558,217	—	—
Fixed Income Fund-26.32%@
✧✧LVIP SSGA Bond Index Fund	139,236,701	1,892,920	8,431,247	(1,000,344)	(13,326,915)	118,371,115	11,451,206	—	—
International Equity Funds-31.84%@
✧✧LVIP SSGA Developed International 150 Fund	60,707,437	897,351	7,250,173	180,164	(5,712,493)	48,822,286	6,607,428	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	54,754,024	2,652,306	6,624,496	(231,957)	(5,028,068)	45,521,809	5,840,622	—	—
✧✧LVIP SSGA International Index Fund	60,580,964	2,894,485	3,131,187	(125,433)	(11,372,148)	48,846,681	5,392,061	—	—
Total	$ 525,874,835	$16,105,662	$41,406,800	$ (1,404,433)	$ (72,048,040)	$ 427,121,224		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Purchases	$10,343,196	$26,980,844	$22,783,088	$ 8,480,090	$24,899,397	$16,872,545
Sales	13,129,853	29,620,328	21,788,039	14,484,699	63,877,703	43,249,831
LVIP SSGA Allocation Funds–35

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Cost of investments	$124,063,134	$458,956,839	$397,120,606	$146,192,863	$644,295,061	$391,740,898
Aggregate unrealized appreciation of investments	$ 18,788,482	$ 93,446,850	$ 92,190,521	$ 16,880,223	$104,531,838	$ 70,010,459
Aggregate unrealized depreciation of investments	(6,537,405)	(17,516,645)	(12,297,376)	(6,342,305)	(21,119,191)	(11,772,957)
Net unrealized appreciation of investments	$ 12,251,077	$ 75,930,205	$ 79,893,145	$ 10,537,918	$ 83,412,647	$ 58,237,502
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Allocation Funds–36

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2022:
Level 1	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Investments:
Assets:
Affiliated Investment Companies	$117,315,227	$449,269,846	$405,310,199	$141,101,647	$654,111,632	$427,121,224
Unaffiliated Investment Companies	18,998,984	85,617,198	71,703,552	15,629,134	73,596,076	22,857,176
Total Investments	$136,314,211	$534,887,044	$477,013,751	$156,730,781	$727,707,708	$449,978,400
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP SSGA Conservative Index Allocation Fund		LVIP SSGA Moderate Index Allocation Fund		LVIP SSGA Moderately Aggressive Index Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/22	12/31/21	6/30/22	12/31/21	6/30/22	12/31/21
Shares sold:
Standard Class	210,692	718,992	845,159	1,515,872	713,072	2,103,289
Service Class	603,845	1,242,052	695,418	2,158,362	629,869	1,559,056
Shares reinvested:
Standard Class	—	103,511	—	460,710	—	410,473
Service Class	—	173,084	—	455,490	—	333,884
	814,537	2,237,639	1,540,577	4,590,434	1,342,941	4,406,702
Shares redeemed:
Standard Class	(205,197)	(313,380)	(413,092)	(804,327)	(369,305)	(1,388,157)
Service Class	(833,715)	(1,265,309)	(1,343,860)	(2,347,530)	(937,284)	(1,790,475)
	(1,038,912)	(1,578,689)	(1,756,952)	(3,151,857)	(1,306,589)	(3,178,632)
Net increase (decrease)	(224,375)	658,950	(216,375)	1,438,577	36,352	1,228,070

LVIP SSGA Allocation Funds–37

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 4. Capital Shares (continued)
	LVIP SSGA Conservative Structured Allocation Fund		LVIP SSGA Moderate Structured Allocation Fund		LVIP SSGA Moderately Aggressive Structured Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/22	12/31/21	6/30/22	12/31/21	6/30/22	12/31/21
Shares sold:
Standard Class	110,125	415,894	420,287	820,221	504,485	911,211
Service Class	748,897	1,094,741	975,932	1,676,081	362,445	1,018,346
Shares reinvested:
Standard Class	—	83,792	—	593,155	—	536,233
Service Class	—	531,794	—	2,671,125	—	1,545,933
	859,022	2,126,221	1,396,219	5,760,582	866,930	4,011,723
Shares redeemed:
Standard Class	(95,120)	(385,142)	(447,258)	(607,315)	(623,904)	(592,316)
Service Class	(1,280,090)	(1,925,646)	(4,003,586)	(7,174,813)	(2,109,319)	(4,126,187)
	(1,375,210)	(2,310,788)	(4,450,844)	(7,782,128)	(2,733,223)	(4,718,503)
Net increase (decrease)	(516,188)	(184,567)	(3,054,625)	(2,021,546)	(1,866,293)	(706,780)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Funds had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP SSGA Allocation Funds–38

LVIP SSGA Allocation Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Allocation Funds–39

LVIP SSGA Bond Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP SSGA Bond Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Bond Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$895.30	0.37%	$1.74
Service Class Shares	1,000.00	894.20	0.62%	2.91
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.00	0.37%	$1.86
Service Class Shares	1,000.00	1,021.70	0.62%	3.11

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Bond Index Fund–1

LVIP SSGA Bond Index Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Commercial Mortgage-Backed Securities	0.83%
Agency Mortgage-Backed Securities	27.64%
Agency Obligations	1.36%
Corporate Bonds	24.81%
Advertising	0.03%
Aerospace & Defense	0.47%
Agriculture	0.30%
Airlines	0.08%
Apparel	0.08%
Auto Manufacturers	0.39%
Auto Parts & Equipment	0.04%
Banks	5.39%
Beverages	0.55%
Biotechnology	0.26%
Building Materials	0.12%
Chemicals	0.34%
Commercial Services	0.28%
Computers	0.58%
Cosmetics & Personal Care	0.16%
Distribution/Wholesale	0.01%
Diversified Financial Services	0.96%
Electric	1.98%
Electrical Components & Equipment	0.03%
Electronics	0.18%
Entertainment	0.04%
Environmental Control	0.07%
Food	0.31%
Forest Products & Paper	0.06%
Gas	0.15%
Hand Machine Tools	0.03%
Health Care Products	0.28%
Health Care Services	0.69%
Home Builders	0.03%
Home Furnishings	0.02%
Household Products Wares	0.06%
Insurance	0.82%
Internet	0.40%
Investment Companies	0.14%
Iron & Steel	0.05%
Leisure Time	0.00%
Lodging	0.05%
Machinery Construction & Mining	0.10%
Machinery Diversified	0.19%
Media	0.84%
Metal Fabricate & Hardware	0.02%
Security Type/Sector	Percentage of Net Assets
Mining	0.15%
Miscellaneous Manufacturing	0.18%
Office Business Equipment	0.01%
Oil & Gas	0.94%
Oil & Gas Services	0.09%
Packaging & Containers	0.06%
Pharmaceuticals	1.33%
Pipelines	0.80%
Private Equity	0.01%
Real Estate	0.01%
Real Estate Investment Trusts	1.02%
Retail	0.66%
Semiconductors	0.56%
Software	0.70%
Telecommunications	1.10%
Toys Games Hobbies	0.02%
Transportation	0.53%
Trucking & Leasing	0.02%
Water	0.04%
Municipal Bonds	0.69%
Non-Agency Asset-Backed Securities	0.31%
Non-Agency Commercial Mortgage-Backed Securities	1.14%
Regional Bonds	0.29%
Sovereign Bonds	1.29%
Supranational Banks	1.38%
U.S. Treasury Obligations	39.72%
Money Market Fund	0.65%
Total Investments	100.11%
Liabilities Net of Receivables and Other Assets	(0.11%)
Total Net Assets	100.00%

LVIP SSGA Bond Index Fund–2

LVIP SSGA Bond Index Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited) (continued)
Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	69.93%
AAA	4.05%
AA	4.45%
A	11.40%
BBB	10.11%
Non-Rated	0.06%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
LVIP SSGA Bond Index Fund–3

LVIP SSGA Bond Index Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.83%
Fannie Mae-Aces
•Series 2017-M8 A2 3.06% 5/25/27	336,741	$ 330,637
Series 2020-M42 A2 1.27% 7/25/30	960,000	818,328
•Series 2022-M1 A2 1.72% 10/25/31	500,000	418,253
•Series 2022-M3 A2 1.76% 11/25/31	1,000,000	840,707
♦Freddie Mac Multifamily Structured Pass Through Certificates
Series K060 A2 3.30% 10/25/26	1,000,000	995,007
Series K067 AM 3.28% 8/25/27	800,000	787,238
Series K069 A2 3.19% 9/25/27	1,400,000	1,382,883
Series K072 A2 3.44% 12/25/27	1,270,000	1,267,078
Series K089 A2 3.56% 1/25/29	714,286	716,563
Series K098 A2 2.43% 8/25/29	350,000	326,750
Series K102 A2 2.54% 10/25/29	1,000,000	920,608
Series K105 A2 1.87% 1/25/30	250,000	223,293
Series K108 A2 1.52% 3/25/30	222,222	189,772
Series K109 A2 1.56% 4/25/30	200,000	173,700
Series K110 A2 1.48% 4/25/30	160,714	138,837
Series K111 A2 1.35% 5/25/30	600,000	511,569
Series K113 A2 1.34% 6/25/30	500,000	415,151
Series K115 A2 1.38% 6/25/30	2,383,333	2,031,566
Series K117 A2 1.41% 8/25/30	750,000	637,319
Series K121 A2 1.55% 10/25/30	400,000	342,231
Series K123 A2 1.62% 12/25/30	350,000	293,567
Series K126 A2 2.07% 1/25/31	400,000	356,108
Series K140 A2 2.25% 3/25/54	1,000,000	889,719
Series K-1515 A2 1.94% 2/25/35	351,000	281,646
Series K-1519 A2 2.01% 12/25/35	250,000	198,679
Series K723 A2 2.45% 8/25/23	469,818	462,377
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
♦Freddie Mac Multifamily Structured Pass Through Certificates (continued)
Series K734 A2 3.21% 2/25/26	500,000	$ 493,422
Series K737 A2 2.53% 10/25/26	1,500,000	1,453,815
Series K741 A2 1.60% 12/25/27	400,000	362,802
Freddie Mac S.F. 15 yr
Series 2015-M1 A2 2.53% 9/25/24	389,399	379,594
•Series 2017-M15 ATS2 3.21% 11/25/27	472,429	465,356
•Series 2017-M3 A2 2.56% 12/25/26	644,230	618,149
•Series 2018-M1 A2 3.09% 12/25/27	149,097	145,008
•Series 2020-M53 A2 1.74% 11/25/32	1,000,000	835,741
Series 2020-M8 A2 1.82% 2/25/30	144,700	127,605
•Series 2021-M1 A2 1.44% 11/25/30	131,250	111,950
Total Agency Commercial Mortgage-Backed Securities (Cost $23,182,210)		20,943,028
AGENCY MORTGAGE-BACKED SECURITIES–27.64%
Fannie Mae S.F. 10 yr 4.00% 5/1/23	37	37
Fannie Mae S.F. 15 yr
1.50% 7/1/36	4,448,787	4,050,093
1.50% 3/1/37	7,321,954	6,665,507
1.50% 4/1/37	2,057,590	1,873,108
2.00% 9/1/35	2,991,950	2,795,886
2.00% 11/1/35	4,587,112	4,286,531
2.00% 12/1/35	3,519,575	3,288,984
2.00% 2/1/36	4,656,383	4,351,238
2.00% 6/1/36	5,209,871	4,868,325
2.00% 12/1/36	7,936,426	7,415,949
2.00% 5/1/37	1,600,497	1,495,535
2.50% 10/1/27	265,933	261,251
2.50% 3/1/28	571,935	563,845
2.50% 4/1/28	788,179	777,007
2.50% 7/1/28	182,585	179,996
2.50% 9/1/28	307,705	303,341
2.50% 10/1/28	175,668	173,184
2.50% 3/1/29	789,611	778,451
2.50% 2/1/30	565,526	554,708
2.50% 5/1/30	223,107	218,836
2.50% 2/1/31	1,323,724	1,298,361
2.50% 7/1/31	589,150	577,854
2.50% 10/1/31	603,631	592,055
2.50% 6/1/32	1,635,071	1,603,816
LVIP SSGA Bond Index Fund–4

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
2.50% 12/1/32	635,427	$ 623,229
2.50% 2/1/35	2,313,853	2,215,061
2.50% 8/1/35	1,120,839	1,072,970
3.00% 11/1/26	423,422	422,037
3.00% 6/1/27	116,288	115,907
3.00% 8/1/27	220,807	220,083
3.00% 9/1/27	885,005	881,118
3.00% 10/1/27	137,414	136,963
3.00% 12/1/27	47,795	47,639
3.00% 8/1/29	678,323	676,092
3.00% 4/1/30	357,437	356,259
3.00% 5/1/30	830,440	827,738
3.00% 6/1/30	537,655	534,564
3.00% 12/1/30	334,933	333,828
3.00% 10/1/32	480,424	476,176
3.00% 8/1/34	755,958	744,720
3.50% 11/1/25	79,838	79,582
3.50% 12/1/25	202,333	201,576
3.50% 12/1/26	159,742	159,528
3.50% 10/1/29	619,712	620,387
3.50% 4/1/32	206,229	206,457
3.50% 7/1/32	121,484	121,618
3.50% 6/1/33	282,745	283,058
4.00% 4/1/24	7,765	7,848
4.00% 5/1/24	13,742	13,891
4.00% 6/1/24	22,628	22,871
4.00% 7/1/24	9,322	9,422
4.00% 10/1/24	612	618
4.00% 12/1/24	23,859	24,115
4.00% 1/1/25	41,554	42,001
4.00% 3/1/25	52,324	52,887
4.00% 5/1/25	14,454	14,610
4.00% 7/1/25	217	219
4.00% 8/1/25	1,741	1,759
4.00% 9/1/25	33,041	33,398
4.00% 10/1/25	25,803	26,080
4.00% 1/1/26	865	874
4.00% 3/1/26	75,638	76,602
4.00% 5/1/26	894	904
4.00% 7/1/26	49,260	49,790
4.00% 3/1/31	143,031	144,695
4.50% 2/1/23	968	990
4.50% 4/1/23	199	203
4.50% 5/1/23	495	507
4.50% 6/1/23	9,059	9,262
4.50% 11/1/23	808	826
4.50% 2/1/24	92	94
4.50% 3/1/24	260	266
4.50% 4/1/24	6,465	6,610
4.50% 5/1/24	12,183	12,456
4.50% 7/1/24	14,310	14,631
4.50% 8/1/24	27,997	28,626
4.50% 11/1/24	17,213	17,598
4.50% 4/1/25	21,292	21,769
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.50% 5/1/25	1,835	$ 1,877
4.50% 6/1/25	1,042	1,065
5.00% 4/1/23	607	623
5.00% 6/1/23	12,349	12,672
5.00% 9/1/23	9,156	9,396
5.00% 11/1/23	1,536	1,576
5.00% 12/1/23	2,828	2,901
5.00% 3/1/25	3,216	3,303
5.00% 6/1/25	99	102
6.00% 8/1/22	35	35
6.00% 9/1/22	244	244
Fannie Mae S.F. 15 yr TBA
2.00% 7/18/37	1,825,000	1,703,381
3.50% 7/18/37	500,000	496,869
Fannie Mae S.F. 20 yr
1.50% 12/1/41	2,898,116	2,482,574
2.00% 8/1/40	663,375	593,309
2.00% 10/1/40	743,673	665,065
2.00% 11/1/40	5,342,344	4,777,307
2.00% 1/1/41	2,440,469	2,182,052
2.00% 2/1/41	837,218	748,506
2.00% 11/1/41	2,863,509	2,559,790
2.50% 2/1/40	474,930	437,322
2.50% 6/1/40	492,466	452,381
2.50% 8/1/40	1,145,595	1,036,898
3.00% 11/1/34	350,995	344,733
3.00% 12/1/34	231,399	227,270
3.00% 2/1/35	458,847	450,664
3.00% 3/1/36	196,125	192,625
3.00% 11/1/36	915,808	895,509
3.00% 9/1/37	491,460	473,634
3.50% 6/1/34	511,608	511,619
3.50% 7/1/34	1,381,940	1,381,970
3.50% 2/1/37	578,849	576,013
4.00% 9/1/35	122,788	124,859
4.00% 10/1/35	193,958	197,230
4.00% 1/1/37	281,877	286,623
Fannie Mae S.F. 30 yr
1.50% 11/1/51	6,701,218	5,573,423
2.00% 8/1/50	7,985,772	6,963,550
2.00% 1/1/51	11,756,563	10,251,476
2.00% 2/1/51	6,533,293	5,697,360
2.00% 3/1/51	4,340,430	3,785,835
2.00% 4/1/51	17,781,144	15,456,073
2.00% 7/1/51	9,985,724	8,708,250
2.00% 10/1/51	14,552,886	12,666,092
2.00% 11/1/51	6,742,569	5,868,247
2.00% 1/1/52	7,793,138	6,773,143
2.00% 3/1/52	5,366,117	4,663,530
2.50% 11/1/49	4,936,145	4,468,276
2.50% 7/1/50	3,546,367	3,197,947
2.50% 8/1/50	2,273,714	2,057,008
2.50% 10/1/50	6,625,625	5,976,323
2.50% 4/1/51	13,738,132	12,383,880

LVIP SSGA Bond Index Fund–5

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.50% 7/1/51	9,332,874	$ 8,410,251
2.50% 8/1/51	7,144,718	6,437,332
2.50% 9/1/51	1,902,818	1,714,424
2.50% 10/1/51	8,614,247	7,761,465
2.50% 3/1/52	8,577,320	7,720,645
3.00% 9/1/42	372,092	355,244
3.00% 10/1/42	1,233,973	1,179,388
3.00% 11/1/42	743,997	711,280
3.00% 12/1/42	794,381	759,439
3.00% 1/1/43	548,648	524,504
3.00% 3/1/43	1,050,667	1,004,086
3.00% 4/1/43	741,845	708,800
3.00% 6/1/43	1,945,019	1,857,390
3.00% 7/1/43	1,102,924	1,053,450
3.00% 8/1/43	1,242,886	1,184,114
3.00% 9/1/45	769,156	732,029
3.00% 11/1/45	1,356,117	1,287,030
3.00% 9/1/46	1,635,445	1,548,847
3.00% 10/1/46	1,055,107	998,791
3.00% 11/1/46	1,179,780	1,116,814
3.00% 12/1/46	2,954,531	2,810,496
3.00% 1/1/47	2,386,732	2,253,486
3.00% 9/1/47	411,670	388,491
3.00% 2/1/48	1,433,178	1,359,581
3.00% 12/1/49	6,627,762	6,185,561
3.00% 7/1/50	2,141,128	2,005,204
3.00% 5/1/52	2,479,342	2,312,333
3.50% 10/1/40	214,722	211,286
3.50% 12/1/40	122,400	120,404
3.50% 2/1/41	201,777	198,554
3.50% 8/1/42	210,519	206,875
3.50% 9/1/42	718,521	706,150
3.50% 10/1/42	1,124,570	1,105,155
3.50% 11/1/42	401,134	394,717
3.50% 1/1/43	1,054,814	1,036,590
3.50% 2/1/43	170,052	167,108
3.50% 7/1/43	1,339,206	1,316,112
3.50% 10/1/44	585,638	575,561
3.50% 1/1/45	418,977	412,702
3.50% 2/1/45	1,743,328	1,713,272
3.50% 5/1/45	708,043	692,655
3.50% 8/1/45	852,708	833,838
3.50% 11/1/45	1,053,494	1,030,190
3.50% 2/1/46	2,037,848	1,992,780
3.50% 5/1/46	430,376	420,856
3.50% 6/1/46	178,716	175,184
3.50% 2/1/47	597,541	584,317
3.50% 3/1/47	403,654	394,655
3.50% 5/1/47	778,396	761,292
3.50% 7/1/47	1,614,379	1,586,517
3.50% 9/1/47	372,588	364,162
3.50% 10/1/47	903,184	883,224
3.50% 12/1/47	767,023	748,422
3.50% 1/1/48	898,149	877,805
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 2/1/48	495,931	$ 484,747
3.50% 6/1/48	941,898	920,019
3.50% 11/1/48	705,184	691,140
3.50% 6/1/49	2,576,323	2,519,820
3.50% 8/1/49	2,665,217	2,587,783
3.50% 6/1/50	679,241	658,549
4.00% 1/1/39	13,183	13,332
4.00% 2/1/39	13,164	13,281
4.00% 3/1/39	684	692
4.00% 4/1/39	50,207	50,738
4.00% 6/1/39	36,301	36,713
4.00% 8/1/39	153,864	155,610
4.00% 9/1/39	221,002	223,519
4.00% 11/1/39	12,034	12,141
4.00% 12/1/39	238,406	241,107
4.00% 1/1/40	79,871	80,586
4.00% 5/1/40	91,676	91,286
4.00% 8/1/40	25,814	25,955
4.00% 9/1/40	51,219	51,800
4.00% 10/1/40	177,281	179,294
4.00% 11/1/40	256,125	259,031
4.00% 12/1/40	455,490	460,667
4.00% 1/1/41	797,639	806,534
4.00% 2/1/41	289,496	292,786
4.00% 3/1/41	3,957	3,940
4.00% 4/1/41	101,337	102,490
4.00% 5/1/41	490,165	494,553
4.00% 6/1/41	4,299	4,317
4.00% 9/1/41	92,854	93,860
4.00% 10/1/41	40,784	41,149
4.00% 11/1/41	95,185	96,038
4.00% 12/1/41	3,122	3,157
4.00% 1/1/42	3,120	3,156
4.00% 10/1/43	1,241,352	1,251,467
4.00% 12/1/43	337,145	338,868
4.00% 7/1/44	407,067	409,935
4.00% 9/1/44	409,212	412,092
4.00% 10/1/44	634,545	639,014
4.00% 3/1/45	578,932	575,054
4.00% 7/1/45	647,307	651,861
4.00% 9/1/45	1,661,417	1,673,098
4.00% 4/1/46	377,602	380,261
4.00% 7/1/46	151,731	152,610
4.00% 11/1/46	1,064,831	1,071,236
4.00% 4/1/47	639,244	641,038
4.00% 9/1/47	329,253	329,957
4.00% 12/1/47	1,281,971	1,287,434
4.00% 1/1/48	378,340	381,114
4.00% 2/1/48	816,698	817,671
4.00% 5/1/48	201,881	202,059
4.00% 6/1/48	1,656,898	1,653,066
4.00% 7/1/48	511,067	511,518
4.00% 5/1/49	791,642	790,289
4.00% 8/1/49	2,328,123	2,328,022

LVIP SSGA Bond Index Fund–6

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 1/1/34	4,848	$ 4,974
4.50% 9/1/35	20,173	20,701
4.50% 2/1/38	5,132	5,221
4.50% 4/1/38	13,819	13,888
4.50% 7/1/38	14,949	15,124
4.50% 11/1/38	29,752	30,702
4.50% 2/1/39	95,005	98,054
4.50% 3/1/39	60,628	62,486
4.50% 4/1/39	317,293	327,368
4.50% 5/1/39	152,444	157,344
4.50% 7/1/39	110,944	114,486
4.50% 9/1/39	90,771	93,440
4.50% 1/1/40	273,245	282,026
4.50% 2/1/40	460,537	475,329
4.50% 5/1/40	201,096	206,939
4.50% 6/1/40	117,659	121,426
4.50% 8/1/40	52,878	54,301
4.50% 9/1/40	115,213	118,900
4.50% 10/1/40	629,267	646,362
4.50% 11/1/40	73,788	74,666
4.50% 2/1/41	354,584	363,716
4.50% 4/1/41	6,257	6,289
4.50% 5/1/41	578,745	595,334
4.50% 6/1/41	32,401	32,562
4.50% 1/1/42	683,492	705,482
4.50% 9/1/43	266,908	274,168
4.50% 10/1/44	54,752	55,967
4.50% 9/1/47	438,722	446,094
4.50% 11/1/47	366,281	372,738
4.50% 8/1/48	829,116	835,694
4.50% 11/1/48	488,149	491,676
4.50% 12/1/48	567,378	572,213
5.00% 4/1/34	147,759	155,367
5.00% 7/1/34	106,021	111,480
5.00% 11/1/34	50,473	52,211
5.00% 4/1/35	30,083	31,632
5.00% 6/1/35	49,403	51,942
5.00% 7/1/35	603,397	634,423
5.00% 9/1/35	13,069	13,596
5.00% 10/1/35	36,626	38,531
5.00% 12/1/35	179,600	188,963
5.00% 2/1/36	393,047	413,684
5.00% 3/1/36	22,553	23,727
5.00% 11/1/36	9,383	9,868
5.00% 4/1/38	47,036	49,484
5.00% 7/1/38	5,073	5,194
5.00% 11/1/38	11,685	11,939
5.00% 8/1/39	135,783	142,041
5.00% 12/1/39	39,818	41,790
5.00% 1/1/40	151,639	159,152
5.00% 7/1/40	290,174	302,667
5.00% 9/1/40	103,175	108,589
5.00% 6/1/41	165,779	172,425
5.50% 11/1/33	11,280	12,006
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 5/1/34	52,102	$ 54,978
5.50% 7/1/34	29,594	31,688
5.50% 10/1/34	51,290	54,961
5.50% 9/1/35	28,073	29,907
5.50% 10/1/35	9,214	9,782
5.50% 12/1/35	121,294	127,068
5.50% 1/1/36	124,536	133,638
5.50% 4/1/36	316,798	339,366
5.50% 8/1/36	110,219	118,022
5.50% 1/1/37	94,821	101,781
5.50% 3/1/37	23,279	24,641
5.50% 5/1/37	36,653	39,352
5.50% 6/1/37	10,722	11,168
5.50% 8/1/37	12,049	12,891
5.50% 11/1/37	561	598
5.50% 12/1/37	78	82
5.50% 1/1/38	661,897	710,587
5.50% 2/1/38	9,970	10,556
5.50% 5/1/38	50,718	54,476
5.50% 6/1/38	3,092	3,321
5.50% 7/1/38	23,008	24,542
5.50% 10/1/38	10,618	11,406
5.50% 1/1/39	56,133	59,823
5.50% 5/1/39	99,903	107,309
5.50% 6/1/39	104,866	112,646
5.50% 10/1/39	44,831	48,154
5.50% 7/1/41	88,120	94,652
6.00% 12/1/35	30,666	32,525
6.00% 6/1/36	9,654	10,573
6.00% 7/1/36	33,827	36,094
6.00% 8/1/36	20,819	22,698
6.00% 9/1/36	27,919	29,876
6.00% 10/1/36	15,877	17,088
6.00% 11/1/36	1,968	2,114
6.00% 1/1/37	27,410	30,005
6.00% 2/1/37	89,725	97,621
6.00% 3/1/37	17,564	18,739
6.00% 4/1/37	3,207	3,371
6.00% 5/1/37	25,543	27,636
6.00% 6/1/37	20,363	22,303
6.00% 8/1/37	37,366	40,884
6.00% 9/1/37	62,184	67,967
6.00% 10/1/37	51,249	55,470
6.00% 11/1/37	19,368	20,848
6.00% 1/1/38	8,168	8,988
6.00% 4/1/38	1,687	1,783
6.00% 6/1/38	13,903	14,769
6.00% 8/1/38	15,589	16,391
6.00% 9/1/38	20,106	21,253
6.00% 10/1/38	4,891	5,174
6.00% 11/1/38	6,168	6,725
6.00% 12/1/38	157,881	173,056
6.00% 4/1/40	121,793	133,502
6.00% 6/1/40	213,511	232,662

LVIP SSGA Bond Index Fund–7

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.50% 9/1/36	20,753	$ 22,214
6.50% 11/1/36	26,111	28,341
6.50% 9/1/37	3,828	4,193
6.50% 10/1/37	39,608	42,950
6.50% 2/1/38	53,641	58,238
6.50% 3/1/38	116,319	124,977
6.50% 5/1/38	19,362	20,386
6.50% 7/1/38	86,508	92,902
7.00% 8/1/39	26,146	27,932
Fannie Mae S.F. 30 yr TBA
3.00% 7/14/52	4,300,000	4,004,039
3.50% 7/14/52	4,100,000	3,942,727
4.00% 7/1/52	1,500,000	1,587,891
Freddie Mac S.F. 15 yr
1.50% 2/1/37	4,787,474	4,359,872
1.50% 4/1/37	957,072	871,238
2.50% 4/1/28	23,426	22,847
2.50% 7/1/28	119,277	116,812
2.50% 9/1/28	662,699	652,982
2.50% 10/1/28	805,989	795,288
2.50% 10/1/29	502,242	493,090
2.50% 1/1/31	646,923	635,114
2.50% 5/1/31	244,904	242,035
2.50% 6/1/31	897,081	880,696
2.50% 12/1/31	952,249	934,852
2.50% 12/1/32	569,064	558,656
3.00% 11/1/26	537,311	535,274
3.00% 2/1/27	53,899	53,673
3.00% 3/1/27	73,278	71,765
3.00% 4/1/27	181,978	181,380
3.00% 11/1/27	80,898	80,559
3.00% 2/1/29	399,382	398,431
3.00% 4/1/30	902,018	899,866
3.00% 12/1/30	1,033,829	1,028,819
3.00% 5/1/31	488,916	487,748
3.00% 2/1/32	446,546	445,479
3.00% 5/1/32	275,399	273,216
3.00% 11/1/32	504,301	499,064
3.50% 12/1/25	185,812	185,234
3.50% 3/1/26	165,916	165,738
3.50% 10/1/27	143,352	142,767
3.50% 2/1/30	83,715	83,883
3.50% 4/1/32	213,802	214,233
4.00% 8/1/24	9,470	9,580
4.00% 2/1/25	18,172	18,383
4.00% 7/1/25	51,233	51,830
4.00% 4/1/26	127,616	129,224
4.50% 6/1/24	396	406
4.50% 7/1/24	15,163	15,516
4.50% 8/1/24	8,182	8,373
4.50% 11/1/24	18,567	18,999
4.50% 5/1/25	4,899	5,013
4.50% 8/1/33	6,710	6,900
4.50% 6/1/39	31,172	32,169
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
5.00% 4/1/23	3,176	$ 3,262
5.00% 3/1/25	2,965	3,049
5.00% 9/1/33	42,433	44,092
5.50% 1/1/34	23,233	24,898
5.50% 10/1/35	664	712
6.00% 11/1/23	4,334	4,369
6.00% 2/1/36	14,939	16,360
6.00% 5/1/38	35,093	38,350
6.50% 3/1/32	308	323
6.50% 7/1/36	21,256	23,224
Freddie Mac S.F. 20 yr
1.50% 5/1/41	2,722,011	2,317,214
2.50% 1/1/42	1,446,758	1,331,501
3.00% 4/1/36	526,057	517,109
3.00% 2/1/37	424,570	416,738
Freddie Mac S.F. 30 yr
1.50% 2/1/51	8,520,237	7,082,120
1.50% 10/1/51	3,012,391	2,503,916
1.50% 11/1/51	2,956,295	2,457,293
2.00% 10/1/50	6,280,985	5,473,722
2.00% 11/1/50	8,910,030	7,765,640
2.00% 12/1/50	4,774,812	4,162,274
2.00% 1/1/51	6,391,932	5,570,900
2.00% 2/1/51	11,891,670	10,333,690
2.00% 9/1/51	7,274,784	6,329,633
2.00% 11/1/51	11,777,225	10,256,000
2.00% 2/1/52	9,049,279	7,863,530
2.00% 3/1/52	7,378,650	6,411,791
2.50% 7/1/50	5,412,825	4,883,132
2.50% 8/1/50	5,807,348	5,238,143
2.50% 10/1/50	4,761,894	4,295,905
2.50% 11/1/50	4,461,619	4,022,926
2.50% 6/1/51	4,014,222	3,614,377
2.50% 9/1/51	8,317,517	7,494,016
2.50% 10/1/51	6,942,367	6,255,016
2.50% 11/1/51	8,459,200	7,621,684
2.50% 12/1/51	7,152,019	6,441,776
3.00% 10/1/42	800,891	766,401
3.00% 1/1/43	1,939,712	1,855,961
3.00% 3/1/43	935,439	894,759
3.00% 4/1/43	1,167,974	1,116,908
3.00% 7/1/43	466,248	445,707
3.00% 8/1/43	192,791	184,287
3.00% 10/1/43	671,851	642,398
3.00% 8/1/45	1,797,615	1,709,035
3.00% 4/1/46	392,205	372,154
3.00% 7/1/46	2,936,733	2,788,123
3.00% 11/1/46	1,063,709	1,006,015
3.00% 12/1/46	682,728	646,401
3.00% 1/1/47	1,319,163	1,248,967
3.00% 2/1/47	2,537,339	2,401,550
3.00% 12/1/47	112,807	106,239
3.00% 10/1/49	787,480	735,533
3.00% 12/1/49	1,967,857	1,838,043

LVIP SSGA Bond Index Fund–8

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 1/1/50	2,326,871	$ 2,169,763
3.00% 2/1/50	3,031,716	2,831,706
3.00% 4/1/50	3,867,970	3,611,844
3.00% 5/1/50	495,715	462,152
3.00% 3/1/52	2,503,531	2,334,400
3.50% 10/1/41	805,666	792,635
3.50% 2/1/42	539,110	530,393
3.50% 5/1/42	665,283	654,390
3.50% 10/1/42	664,363	653,480
3.50% 2/1/43	579,855	570,836
3.50% 5/1/43	487,808	479,813
3.50% 8/1/43	1,059,565	1,042,207
3.50% 2/1/44	244,295	240,292
3.50% 3/1/44	18,183	17,885
3.50% 6/1/44	254,177	250,019
3.50% 8/1/44	292,127	287,346
3.50% 11/1/44	503,705	495,045
3.50% 1/1/45	644,627	635,999
3.50% 7/1/45	869,584	852,459
3.50% 10/1/45	619,257	606,055
3.50% 12/1/45	479,002	469,907
3.50% 1/1/46	839,256	821,363
3.50% 3/1/46	422,645	411,660
3.50% 5/1/46	314,483	310,270
3.50% 6/1/46	712,553	693,677
3.50% 12/1/46	938,861	918,842
3.50% 2/1/47	708,419	694,626
3.50% 3/1/47	389,710	381,401
3.50% 10/1/47	278,204	272,516
3.50% 11/1/47	409,347	400,615
3.50% 12/1/47	930,673	910,820
3.50% 2/1/48	888,289	868,991
3.50% 5/1/48	347,088	338,711
3.50% 8/1/49	232,073	227,599
3.50% 12/1/49	897,591	871,193
3.50% 3/1/50	261,664	253,763
4.00% 5/1/39	65,811	66,625
4.00% 2/1/40	32,486	32,886
4.00% 5/1/40	37,262	37,722
4.00% 8/1/40	10,841	10,975
4.00% 9/1/40	86,457	87,525
4.00% 10/1/40	321,120	325,084
4.00% 11/1/40	709,113	717,860
4.00% 12/1/40	455,150	460,765
4.00% 2/1/41	403,528	407,600
4.00% 12/1/41	512,323	518,649
4.00% 1/1/42	49,509	49,111
4.00% 3/1/42	35,053	35,487
4.00% 4/1/42	659,858	667,987
4.00% 6/1/42	3,011	3,048
4.00% 5/1/44	672,271	677,025
4.00% 9/1/44	201,799	203,417
4.00% 4/1/45	645,436	650,608
4.00% 10/1/45	309,434	311,875
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 11/1/45	129,538	$ 130,554
4.00% 1/1/46	363,447	366,361
4.00% 2/1/46	297,494	299,879
4.00% 2/1/47	171,597	172,583
4.00% 9/1/47	1,309,441	1,314,274
4.00% 11/1/47	174,941	175,994
4.00% 12/1/47	376,941	378,565
4.00% 1/1/48	178,425	179,617
4.00% 5/1/48	733,593	736,754
4.00% 7/1/48	221,095	221,501
4.00% 10/1/48	333,703	333,867
4.00% 3/1/49	351,823	352,469
4.00% 11/1/49	852,351	848,674
4.50% 2/1/39	16,016	16,347
4.50% 4/1/39	11,189	11,559
4.50% 5/1/39	30,117	31,114
4.50% 6/1/39	170,833	176,491
4.50% 7/1/39	39,471	40,773
4.50% 9/1/39	225,104	232,561
4.50% 10/1/39	146,226	150,415
4.50% 1/1/40	627,517	648,303
4.50% 2/1/40	312,092	321,608
4.50% 7/1/40	39,316	40,617
4.50% 8/1/40	22,097	22,829
4.50% 9/1/40	276,857	286,028
4.50% 2/1/41	537,780	555,598
4.50% 3/1/41	148,577	153,496
4.50% 9/1/41	192,159	198,491
4.50% 3/1/44	105,412	108,380
4.50% 7/1/45	363,150	375,009
4.50% 4/1/47	92,336	94,091
4.50% 9/1/47	218,480	222,705
4.50% 12/1/47	96,511	97,994
4.50% 6/1/48	297,527	300,426
4.50% 8/1/48	467,601	472,981
4.50% 3/1/49	495,678	498,805
4.50% 6/1/49	651,671	656,595
5.00% 10/1/34	66,867	70,186
5.00% 2/1/35	17,773	18,549
5.00% 8/1/35	23,498	24,732
5.00% 10/1/35	10,989	11,576
5.00% 11/1/35	5,056	5,324
5.00% 12/1/35	38,553	40,622
5.00% 2/1/37	26,942	28,345
5.00% 12/1/37	141,675	149,398
5.00% 1/1/38	1,953	2,058
5.00% 4/1/38	1,022	1,076
5.00% 6/1/38	49,939	52,614
5.00% 7/1/38	6,721	7,084
5.00% 9/1/38	2,632	2,773
5.00% 10/1/38	50,930	53,650
5.00% 12/1/38	43,034	45,329
5.00% 1/1/39	13,189	13,895
5.00% 2/1/39	229,608	241,848

LVIP SSGA Bond Index Fund–9

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 3/1/39	556,203	$ 586,074
5.00% 8/1/39	50,008	52,690
5.00% 9/1/39	162,602	170,812
5.00% 1/1/40	110,883	116,136
5.00% 5/1/40	38,170	39,716
5.00% 6/1/40	231,822	242,733
5.00% 9/1/40	34,354	36,178
5.00% 3/1/41	115,809	119,020
5.00% 9/1/48	81,907	84,588
5.00% 11/1/48	164,439	169,553
5.50% 8/1/33	12,875	13,424
5.50% 6/1/34	38,428	41,209
5.50% 6/1/35	23,428	25,136
5.50% 11/1/35	31,852	33,938
5.50% 1/1/37	15,234	16,368
5.50% 5/1/37	21,077	22,655
5.50% 7/1/37	6,637	7,125
5.50% 1/1/38	81,926	88,062
5.50% 2/1/38	20,326	21,855
5.50% 5/1/38	211,039	226,133
5.50% 6/1/38	5,678	6,102
5.50% 8/1/38	21,193	22,785
5.50% 12/1/38	14,086	14,861
5.50% 8/1/39	42,751	45,948
5.50% 12/1/39	112,426	117,872
5.50% 3/1/40	130,319	140,100
5.50% 4/1/40	255,842	274,878
5.50% 5/1/40	80,751	86,783
5.50% 6/1/41	24,715	26,562
6.00% 11/1/28	3,689	3,953
6.00% 7/1/33	7,760	8,238
6.00% 8/1/36	5,663	6,209
6.00% 11/1/36	14,690	16,078
6.00% 4/1/37	197	212
6.00% 5/1/37	22,161	24,207
6.00% 8/1/37	45,791	49,558
6.00% 9/1/37	46,443	50,287
6.00% 10/1/37	8,825	9,291
6.00% 11/1/37	60,747	66,649
6.00% 12/1/37	7,174	7,558
6.00% 1/1/38	40,880	44,832
6.00% 4/1/38	3,637	3,959
6.00% 6/1/38	8,693	9,515
6.00% 7/1/38	13,574	14,826
6.00% 8/1/38	8,732	9,576
6.00% 9/1/38	10,035	10,952
6.00% 10/1/38	14,304	15,315
6.00% 11/1/38	17,973	18,913
6.00% 3/1/39	9,512	10,416
6.00% 5/1/40	262,672	288,098
6.00% 7/1/40	337,576	370,186
6.50% 11/1/36	50,362	53,928
6.50% 8/1/37	24,381	25,934
6.50% 10/1/37	7,534	8,380
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.50% 6/1/38	25,049	$ 26,304
6.50% 4/1/39	30,981	33,086
GNMA I S.F. 30 yr
3.00% 9/15/42	406,619	387,770
3.00% 11/15/42	378,454	361,222
3.00% 12/15/42	155,702	148,611
3.00% 2/15/45	299,883	284,695
3.50% 10/15/40	57,613	56,620
3.50% 1/15/41	18,213	18,185
3.50% 7/15/41	44,546	44,506
3.50% 10/15/41	118,280	116,397
3.50% 3/15/42	6,864	6,858
3.50% 6/15/42	554,665	554,161
3.50% 10/15/42	18,640	18,577
4.00% 6/15/39	22,676	23,189
4.00% 8/15/40	96,463	97,870
4.00% 10/15/40	192,122	195,870
4.00% 12/15/40	344,946	351,654
4.00% 1/15/41	308,675	314,729
4.00% 9/15/41	80,869	82,450
4.50% 2/15/39	33,859	35,196
4.50% 3/15/39	276,477	287,374
4.50% 4/15/39	55,024	56,943
4.50% 5/15/39	26,700	27,516
4.50% 6/15/39	27,742	28,671
4.50% 7/15/39	65,666	68,361
4.50% 8/15/39	12,380	12,888
4.50% 9/15/39	102,650	106,641
4.50% 10/15/39	338,673	355,963
4.50% 11/15/39	94,122	97,898
4.50% 12/15/39	66,972	69,926
4.50% 1/15/40	284,726	297,700
4.50% 4/15/40	88,971	92,499
4.50% 5/15/40	77,697	80,892
4.50% 6/15/40	198,769	205,441
4.50% 8/15/40	51,149	53,108
4.50% 9/15/40	49,324	51,479
4.50% 1/15/41	235,916	245,239
4.50% 2/15/41	449,730	467,805
4.50% 3/15/41	50,852	52,866
4.50% 6/15/41	46,700	48,452
4.50% 7/15/41	6,736	7,027
5.00% 3/15/35	15,492	16,050
5.00% 3/15/38	7,254	7,659
5.00% 4/15/38	3,742	3,902
5.00% 5/15/38	895	943
5.00% 8/15/38	2,203	2,283
5.00% 1/15/39	62,820	66,349
5.00% 4/15/39	52,243	55,078
5.00% 5/15/39	313,367	331,172
5.00% 6/15/39	249,533	263,176
5.00% 9/15/39	87,721	90,889
5.00% 10/15/39	92,650	97,539
5.00% 11/15/39	111,698	117,715

LVIP SSGA Bond Index Fund–10

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
5.00% 1/15/40	351,227	$ 369,539
5.00% 2/15/40	219,115	231,485
5.00% 4/15/40	123,581	129,444
5.00% 7/15/40	117,745	124,732
5.50% 10/15/33	73,844	79,977
5.50% 4/15/37	15,919	17,420
5.50% 7/15/37	9,228	9,760
5.50% 1/15/38	48,733	51,743
5.50% 2/15/38	73,585	80,509
5.50% 7/15/38	29,043	31,562
5.50% 8/15/38	8,886	9,619
5.50% 9/15/38	125,712	137,543
5.50% 12/15/38	93,226	101,790
5.50% 1/15/39	35,523	37,659
5.50% 5/15/39	68,378	74,837
5.50% 7/15/39	614	642
5.50% 10/15/39	70,699	77,395
5.50% 12/15/39	18,455	20,102
5.50% 4/15/40	127,654	135,550
5.50% 2/15/41	16,827	18,411
6.00% 1/15/38	29,778	31,706
6.00% 3/15/38	313	329
6.00% 5/15/38	12,428	13,135
6.00% 7/15/38	1,512	1,628
6.00% 8/15/38	25,800	27,217
6.00% 10/15/38	27,484	29,483
6.00% 11/15/38	27,440	30,350
6.00% 12/15/38	60,875	65,348
6.00% 8/15/39	4,316	4,543
6.00% 10/15/39	2,509	2,642
6.00% 6/15/40	2,575	2,711
6.00% 12/15/40	186,721	200,841
6.50% 5/15/38	7,532	7,910
6.50% 7/15/38	60,312	64,033
6.50% 10/15/38	4,725	5,148
6.50% 2/15/39	64,045	68,831
6.50% 8/15/39	3,280	3,445
GNMA II S.F. 30 yr
2.00% 1/20/51	3,653,825	3,260,734
2.00% 4/20/51	6,623,436	5,927,569
2.00% 5/20/51	4,055,432	3,612,249
2.00% 6/20/51	6,791,368	6,058,808
2.00% 9/20/51	7,111,517	6,329,691
2.00% 12/20/51	4,873,927	4,336,423
2.00% 1/20/52	4,409,146	3,922,337
2.00% 4/20/52	1,638,894	1,457,291
2.00% 5/20/52	1,169,258	1,039,713
2.50% 12/20/46	615,502	564,534
2.50% 7/20/50	1,572,148	1,452,626
2.50% 8/20/50	4,020,831	3,695,274
2.50% 10/20/50	4,764,299	4,378,204
2.50% 4/20/51	6,151,146	5,651,644
2.50% 7/20/51	6,781,234	6,230,335
2.50% 8/20/51	3,216,556	2,949,546
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
2.50% 9/20/51	4,839,882	$ 4,446,437
2.50% 10/20/51	2,256,580	2,072,988
2.50% 1/20/52	2,930,021	2,690,100
2.50% 5/20/52	2,490,874	2,282,536
3.00% 9/20/42	646,200	619,784
3.00% 11/20/42	327,337	313,961
3.00% 12/20/42	517,602	496,442
3.00% 1/20/43	499,191	478,791
3.00% 2/20/43	947,904	915,984
3.00% 3/20/43	1,364,082	1,291,427
3.00% 6/20/43	428,549	411,030
3.00% 9/20/43	789,258	757,142
3.00% 12/20/44	448,986	430,808
3.00% 3/20/45	432,368	414,720
3.00% 4/20/45	376,476	361,110
3.00% 6/20/45	625,889	600,317
3.00% 8/20/45	850,993	816,240
3.00% 12/20/45	176,934	169,713
3.00% 5/20/46	715,553	686,575
3.00% 9/20/46	851,413	816,748
3.00% 10/20/46	871,073	835,494
3.00% 11/20/46	720,678	691,237
3.00% 12/20/46	1,738,473	1,667,435
3.00% 1/20/47	1,335,407	1,280,906
3.00% 2/20/47	480,478	460,894
3.00% 6/20/47	546,857	524,575
3.00% 1/20/48	449,344	427,942
3.00% 12/20/49	550,899	521,733
3.00% 2/20/50	310,805	294,362
3.00% 5/20/50	1,563,316	1,480,423
3.00% 6/20/50	3,072,253	2,909,365
3.00% 7/20/50	4,875,897	4,617,366
3.00% 8/20/51	1,891,744	1,788,138
3.50% 12/20/41	441,851	438,666
3.50% 4/20/42	208,385	206,883
3.50% 6/20/42	631,715	627,160
3.50% 10/20/42	262,615	259,431
3.50% 12/20/42	572,413	568,289
3.50% 2/20/43	965,174	958,222
3.50% 3/20/43	600,102	592,801
3.50% 5/20/43	685,632	680,751
3.50% 9/20/43	786,068	780,406
3.50% 1/20/44	768,514	762,980
3.50% 12/20/44	391,688	387,747
3.50% 3/20/45	332,273	328,519
3.50% 4/20/45	1,776,464	1,756,402
3.50% 6/20/45	676,215	668,990
3.50% 10/20/45	690,591	682,171
3.50% 11/20/45	456,277	451,598
3.50% 12/20/45	159,977	157,874
3.50% 3/20/46	609,873	602,440
3.50% 6/20/46	1,174,489	1,156,949
3.50% 7/20/46	700,724	690,739
3.50% 1/20/47	534,494	527,470

LVIP SSGA Bond Index Fund–11

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.50% 6/20/47	742,340	$ 731,152
3.50% 7/20/47	670,645	660,185
3.50% 9/20/47	741,382	732,562
3.50% 10/20/47	1,049,713	1,032,413
3.50% 11/20/47	689,228	677,675
3.50% 12/20/47	304,306	299,154
3.50% 1/20/48	673,936	662,468
3.50% 6/20/48	853,625	838,652
3.50% 8/20/49	381,935	373,589
3.50% 11/20/49	601,188	587,676
3.50% 12/20/49	1,252,660	1,220,660
4.00% 8/20/40	133,021	135,231
4.00% 10/20/41	26,595	27,038
4.00% 11/20/41	466,782	474,573
4.00% 12/20/41	187,526	190,656
4.00% 5/20/42	429,335	439,284
4.00% 7/20/42	279,375	284,035
4.00% 8/20/42	208,925	212,414
4.00% 8/20/43	313,440	315,969
4.00% 3/20/44	416,192	419,550
4.00% 8/20/44	586,662	591,396
4.00% 10/20/44	169,619	170,987
4.00% 12/20/44	598,057	602,883
4.00% 1/20/45	124,660	125,666
4.00% 2/20/45	318,267	320,835
4.00% 8/20/45	213,844	215,884
4.00% 9/20/45	299,152	302,006
4.00% 10/20/45	450,465	454,101
4.00% 11/20/45	294,260	297,181
4.00% 1/20/46	63,938	64,454
4.00% 6/20/46	294,042	297,077
4.00% 1/20/47	235,546	237,318
4.00% 4/20/47	413,832	416,216
4.00% 6/20/47	301,247	303,129
4.00% 7/20/47	106,458	107,123
4.00% 8/20/47	428,799	432,019
4.00% 5/20/49	584,563	586,358
4.00% 7/20/49	477,389	477,118
4.00% 3/20/50	731,407	734,473
4.50% 7/20/41	648,370	677,790
4.50% 12/20/43	408,433	430,707
4.50% 3/20/44	268,501	282,651
4.50% 4/20/45	197,775	208,319
4.50% 4/20/47	135,295	140,383
4.50% 7/20/47	137,338	142,286
4.50% 9/20/47	69,783	72,343
4.50% 3/20/48	204,224	210,566
4.50% 7/20/48	800,364	818,667
5.00% 4/20/43	336,678	357,899
5.00% 7/20/48	163,868	169,098
GNMA II S.F. 30 yr TBA
2.50% 7/21/52	2,550,000	2,333,250
3.00% 7/21/52	1,000,000	942,578
3.50% 7/21/52	500,000	485,547
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr TBA (continued)
4.00% 7/1/52	500,000	$ 497,803
Total Agency Mortgage-Backed Securities (Cost $766,430,641)		697,772,787
AGENCY OBLIGATIONS–1.36%
Fannie Mae S.F. 15 yr
0.25% 7/10/23	455,000	442,940
0.25% 11/27/23	595,000	573,313
0.38% 8/25/25	2,850,000	2,617,508
0.75% 10/8/27	850,000	751,904
1.63% 1/7/25	2,580,000	2,491,211
1.75% 7/2/24	3,000,000	2,932,217
2.13% 4/24/26	1,765,000	1,704,462
2.63% 9/6/24	2,085,000	2,065,683
5.63% 7/15/37	100,000	121,958
6.25% 5/15/29	500,000	592,250
6.63% 11/15/30	300,000	370,725
7.13% 1/15/30	500,000	628,684
7.25% 5/15/30	500,000	635,470
Federal Farm Credit Banks Funding Corp. 0.25% 2/26/24	4,245,000	4,067,911
Federal Home Loan Banks
3.25% 11/16/28	1,255,000	1,259,143
5.50% 7/15/36	300,000	361,558
Federal Home Loan Mortgage Corp.
0.13% 10/16/23	225,000	217,028
0.25% 8/24/23	2,145,000	2,080,024
0.25% 9/8/23	2,190,000	2,122,032
0.25% 12/4/23	335,000	322,334
0.38% 9/23/25	185,000	169,699
1.50% 2/12/25	3,000,000	2,883,741
6.25% 7/15/32	750,000	931,322
6.75% 9/15/29	100,000	122,805
Freddie Mac S.F. 15 yr 6.75% 3/15/31	300,000	376,088
Freddie Mac S.F. 30 yr 2.75% 6/28/24	1,500,000	1,491,319
Japan International Cooperation Agency
2.13% 10/20/26	200,000	189,541
3.38% 6/12/28	200,000	197,928
Tennessee Valley Authority
4.63% 9/15/60	150,000	165,539
4.65% 6/15/35	500,000	537,478
Series B 4.70% 7/15/33	200,000	217,782
5.38% 4/1/56	200,000	249,132
5.88% 4/1/36	75,000	91,009
6.15% 1/15/38	100,000	124,200
7.13% 5/1/30	100,000	125,667
Total Agency Obligations (Cost $34,890,509)		34,231,605

LVIP SSGA Bond Index Fund–12

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–24.81%
Advertising–0.03%
Interpublic Group of Cos., Inc.
2.40% 3/1/31	100,000	$ 81,454
3.38% 3/1/41	70,000	52,494
4.75% 3/30/30	400,000	392,486
Omnicom Group, Inc. 2.45% 4/30/30	100,000	84,307
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60% 4/15/26	200,000	194,169
		804,910
Aerospace & Defense–0.47%
Boeing Co.
1.43% 2/4/24	165,000	157,613
1.88% 6/15/23	170,000	165,913
1.95% 2/1/24	85,000	82,255
2.20% 2/4/26	750,000	676,024
2.60% 10/30/25	100,000	92,252
2.70% 2/1/27	75,000	66,745
2.75% 2/1/26	150,000	139,265
2.95% 2/1/30	150,000	124,816
3.10% 5/1/26	100,000	93,125
3.20% 3/1/29	100,000	86,528
3.25% 2/1/28	150,000	134,042
3.25% 3/1/28	95,000	84,576
3.25% 2/1/35	100,000	75,666
3.55% 3/1/38	65,000	47,338
3.60% 5/1/34	100,000	79,805
3.63% 2/1/31	85,000	73,369
3.63% 3/1/48	35,000	23,442
3.75% 2/1/50	150,000	105,845
3.85% 11/1/48	35,000	24,714
3.90% 5/1/49	100,000	70,945
3.95% 8/1/59	150,000	100,975
4.88% 5/1/25	285,000	283,948
5.04% 5/1/27	250,000	246,942
5.15% 5/1/30	500,000	479,939
5.71% 5/1/40	450,000	419,745
5.81% 5/1/50	500,000	459,236
5.93% 5/1/60	350,000	318,647
6.13% 2/15/33	50,000	50,328
6.88% 3/15/39	100,000	104,142
General Dynamics Corp.
1.88% 8/15/23	150,000	147,827
2.13% 8/15/26	150,000	140,599
2.38% 11/15/24	100,000	97,327
2.63% 11/15/27	100,000	93,066
3.50% 5/15/25	150,000	149,303
3.75% 5/15/28	160,000	157,014
4.25% 4/1/50	300,000	288,454
L3Harris Technologies, Inc.
3.83% 4/27/25	250,000	247,931
3.85% 12/15/26	75,000	73,490
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
L3Harris Technologies, Inc. (continued)
3.95% 5/28/24	154,000	$ 154,695
4.40% 6/15/28	150,000	147,317
4.85% 4/27/35	70,000	68,850
5.05% 4/27/45	70,000	68,032
Lockheed Martin Corp.
1.85% 6/15/30	45,000	38,404
2.80% 6/15/50	50,000	37,208
3.60% 3/1/35	150,000	138,763
3.80% 3/1/45	250,000	220,810
4.07% 12/15/42	279,000	259,037
4.50% 5/15/36	40,000	39,740
4.70% 5/15/46	109,000	110,032
Northrop Grumman Corp.
3.20% 2/1/27	100,000	96,054
3.25% 8/1/23	350,000	350,081
3.25% 1/15/28	125,000	118,815
5.05% 11/15/40	100,000	99,676
5.25% 5/1/50	600,000	635,199
7.75% 2/15/31	150,000	180,700
Raytheon Technologies Corp.
2.25% 7/1/30	100,000	86,208
2.38% 3/15/32	200,000	169,249
3.03% 3/15/52	140,000	104,251
3.13% 5/4/27	350,000	334,696
3.13% 7/1/50	600,000	458,944
3.20% 3/15/24	150,000	148,625
3.50% 3/15/27	107,000	104,550
3.75% 11/1/46	100,000	84,694
3.95% 8/16/25	75,000	75,157
4.05% 5/4/47	50,000	44,276
4.13% 11/16/28	180,000	177,637
4.15% 5/15/45	250,000	222,180
4.35% 4/15/47	70,000	64,774
4.45% 11/16/38	60,000	57,229
4.50% 6/1/42	400,000	381,439
4.63% 11/16/48	100,000	97,609
4.70% 12/15/41	200,000	191,810
		11,829,932
Agriculture–0.30%
Altria Group, Inc.
2.35% 5/6/25	40,000	37,768
2.45% 2/4/32	500,000	376,564
2.63% 9/16/26	145,000	133,475
3.40% 5/6/30	25,000	21,207
3.40% 2/4/41	415,000	274,706
3.70% 2/4/51	500,000	319,575
3.88% 9/16/46	200,000	134,543
4.00% 2/4/61	385,000	250,858
4.40% 2/14/26	65,000	63,850
4.45% 5/6/50	40,000	28,802
4.50% 5/2/43	100,000	75,030

LVIP SSGA Bond Index Fund–13

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Altria Group, Inc. (continued)
4.80% 2/14/29	225,000	$ 213,789
5.38% 1/31/44	63,000	53,558
5.80% 2/14/39	165,000	149,949
Archer-Daniels-Midland Co.
2.70% 9/15/51	250,000	182,414
4.50% 3/15/49	500,000	501,847
BAT Capital Corp.
2.26% 3/25/28	75,000	62,830
2.73% 3/25/31	150,000	118,801
2.79% 9/6/24	105,000	101,590
3.22% 8/15/24	400,000	388,802
3.22% 9/6/26	150,000	140,099
3.46% 9/6/29	200,000	171,423
3.56% 8/15/27	200,000	182,968
3.73% 9/25/40	65,000	45,577
3.98% 9/25/50	100,000	68,895
4.39% 8/15/37	275,000	218,155
4.54% 8/15/47	240,000	175,969
4.76% 9/6/49	100,000	75,399
4.91% 4/2/30	700,000	650,144
BAT International Finance PLC 1.67% 3/25/26	100,000	88,488
Bunge Ltd. Finance Corp.
1.63% 8/17/25	50,000	46,061
3.25% 8/15/26	45,000	42,709
3.75% 9/25/27	55,000	52,917
Philip Morris International, Inc.
0.88% 5/1/26	250,000	221,734
1.75% 11/1/30	250,000	193,669
2.10% 5/1/30	55,000	45,055
2.75% 2/25/26	100,000	95,802
2.88% 5/1/24	100,000	98,855
3.13% 8/17/27	150,000	140,735
3.38% 8/11/25	100,000	98,439
3.38% 8/15/29	100,000	90,212
4.13% 3/4/43	150,000	121,092
4.25% 11/10/44	85,000	69,109
4.38% 11/15/41	200,000	166,148
4.50% 3/20/42	100,000	86,604
6.38% 5/16/38	150,000	156,771
Reynolds American, Inc.
4.45% 6/12/25	105,000	104,368
4.85% 9/15/23	225,000	227,230
5.70% 8/15/35	50,000	47,422
5.85% 8/15/45	180,000	151,037
6.15% 9/15/43	125,000	115,700
		7,678,744
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines–0.08%
♦American Airlines Pass-Through Trust
3.00% 4/15/30	44,807	$ 40,609
3.20% 12/15/29	371,000	339,103
3.65% 8/15/30	75,750	70,594
♦Delta Air Lines Pass-Through Trust
2.00% 12/10/29	132,062	115,207
3.20% 10/25/25	25,000	24,165
♦JetBlue Pass-Through Trust
2.75% 11/15/33	44,513	38,518
4.00% 5/15/34	22,546	20,950
Southwest Airlines Co.
2.63% 2/10/30	100,000	84,467
3.00% 11/15/26	100,000	93,351
5.13% 6/15/27	265,000	267,451
5.25% 5/4/25	115,000	117,166
♦Spirit Airlines Pass-Through Trust 4.10% 10/1/29	15,892	15,213
♦United Airlines Pass-Through Trust
2.70% 11/1/33	86,455	73,714
3.10% 1/7/30	76,255	69,631
3.50% 9/1/31	112,576	102,788
3.75% 3/3/28	127,072	120,996
4.15% 10/11/25	139,258	136,665
4.15% 2/25/33	95,560	89,755
4.88% 7/15/27	49,800	47,290
5.88% 4/15/29	254,053	249,604
		2,117,237
Apparel–0.08%
NIKE, Inc.
2.38% 11/1/26	150,000	142,737
2.85% 3/27/30	500,000	459,335
3.38% 11/1/46	100,000	85,411
3.38% 3/27/50	300,000	255,115
3.63% 5/1/43	100,000	88,150
3.88% 11/1/45	100,000	91,866
PVH Corp. 4.63% 7/10/25	30,000	29,716
Ralph Lauren Corp.
2.95% 6/15/30	55,000	48,488
3.75% 9/15/25	100,000	99,582
Tapestry, Inc.
3.05% 3/15/32	100,000	81,471
4.13% 7/15/27	35,000	33,655
VF Corp. 2.40% 4/23/25	500,000	479,789
		1,895,315
Auto Manufacturers–0.39%
American Honda Finance Corp.
0.55% 7/12/24	100,000	93,919
0.65% 9/8/23	185,000	179,381

LVIP SSGA Bond Index Fund–14

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
American Honda Finance Corp. (continued)
0.75% 8/9/24	135,000	$ 126,970
0.88% 7/7/23	135,000	131,683
1.20% 7/8/25	200,000	184,568
1.30% 9/9/26	165,000	148,972
1.80% 1/13/31	100,000	82,003
2.00% 3/24/28	115,000	101,927
2.35% 1/8/27	100,000	93,056
2.90% 2/16/24	100,000	98,958
3.45% 7/14/23	100,000	100,046
3.55% 1/12/24	100,000	100,139
3.63% 10/10/23	75,000	75,199
Cummins, Inc.
0.75% 9/1/25	85,000	77,432
3.65% 10/1/23	139,000	139,586
4.88% 10/1/43	64,000	63,985
Daimler Finance North America LLC 8.50% 1/18/31	200,000	253,053
General Motors Co.
5.00% 10/1/28	150,000	145,336
5.15% 4/1/38	125,000	109,004
5.40% 4/1/48	200,000	173,980
5.95% 4/1/49	100,000	92,861
6.25% 10/2/43	350,000	333,440
6.60% 4/1/36	305,000	308,870
6.75% 4/1/46	75,000	75,254
6.80% 10/1/27	200,000	210,573
General Motors Financial Co., Inc.
1.05% 3/8/24	50,000	47,400
1.25% 1/8/26	250,000	220,145
1.70% 8/18/23	170,000	165,747
2.35% 2/26/27	150,000	132,119
2.35% 1/8/31	250,000	193,821
2.40% 4/10/28	100,000	84,516
2.70% 8/20/27	250,000	219,974
2.90% 2/26/25	350,000	334,021
3.10% 1/12/32	150,000	120,563
3.60% 6/21/30	250,000	216,003
3.80% 4/7/25	75,000	73,118
3.85% 1/5/28	100,000	91,676
3.95% 4/13/24	150,000	148,849
4.00% 1/15/25	200,000	197,118
4.30% 7/13/25	100,000	98,382
4.35% 4/9/25	115,000	113,582
4.35% 1/17/27	180,000	172,675
5.10% 1/17/24	200,000	201,989
Honda Motor Co. Ltd.
2.27% 3/10/25	85,000	81,763
2.53% 3/10/27	85,000	79,527
2.97% 3/10/32	100,000	89,491
PACCAR Financial Corp.
0.35% 8/11/23	70,000	67,744
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
PACCAR Financial Corp. (continued)
0.35% 2/2/24	100,000	$ 95,401
0.90% 11/8/24	100,000	94,406
2.85% 4/7/25	100,000	98,011
3.40% 8/9/23	100,000	100,013
Toyota Motor Corp.
0.68% 3/25/24	200,000	190,802
1.34% 3/25/26	200,000	182,074
2.36% 7/2/24	70,000	68,480
2.76% 7/2/29	70,000	63,963
3.67% 7/20/28	105,000	102,703
Toyota Motor Credit Corp.
0.50% 8/14/23	155,000	150,298
0.80% 1/9/26	250,000	225,722
1.15% 8/13/27	120,000	104,462
1.35% 8/25/23	200,000	195,536
1.45% 1/13/25	200,000	189,534
1.80% 2/13/25	250,000	238,342
1.90% 1/13/27	200,000	183,765
1.90% 4/6/28	100,000	88,883
2.25% 10/18/23	150,000	148,010
2.40% 1/13/32	200,000	171,916
2.90% 4/17/24	150,000	148,500
3.05% 3/22/27	200,000	192,288
3.20% 1/11/27	100,000	96,887
3.40% 4/14/25	150,000	148,679
		9,929,093
Auto Parts & Equipment–0.04%
Aptiv PLC
4.35% 3/15/29	65,000	61,485
5.40% 3/15/49	150,000	136,077
Aptiv PLC/Aptiv Corp.
2.40% 2/18/25	150,000	143,250
3.25% 3/1/32	100,000	84,959
4.15% 5/1/52	125,000	94,463
BorgWarner, Inc. 2.65% 7/1/27	125,000	113,549
Lear Corp.
3.80% 9/15/27	100,000	94,467
4.25% 5/15/29	50,000	45,923
Magna International, Inc. 3.63% 6/15/24	200,000	199,924
		974,097
Banks–5.39%
Banco Bilbao Vizcaya Argentaria SA
0.88% 9/18/23	200,000	192,916
1.13% 9/18/25	200,000	180,923
Banco Santander SA
μ1.72% 9/14/27	200,000	173,596
1.85% 3/25/26	200,000	179,745

LVIP SSGA Bond Index Fund–15

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Banco Santander SA (continued)
2.75% 5/28/25	200,000	$ 189,379
2.96% 3/25/31	200,000	167,539
3.49% 5/28/30	200,000	176,916
3.50% 3/24/25	200,000	195,362
4.25% 4/11/27	200,000	192,918
4.38% 4/12/28	200,000	193,422
5.18% 11/19/25	200,000	199,906
Bank of America Corp.
μ0.81% 10/24/24	350,000	333,568
μ0.98% 9/25/25	200,000	185,038
μ1.20% 10/24/26	850,000	760,588
μ1.32% 6/19/26	900,000	818,136
μ1.53% 12/6/25	200,000	186,089
μ1.66% 3/11/27	250,000	224,057
μ1.73% 7/22/27	305,000	271,113
μ1.84% 2/4/25	200,000	192,792
μ1.90% 7/23/31	200,000	159,842
μ1.92% 10/24/31	350,000	279,576
μ2.02% 2/13/26	300,000	281,169
μ2.09% 6/14/29	750,000	642,286
μ2.30% 7/21/32	500,000	404,048
μ2.46% 10/22/25	200,000	190,501
μ2.48% 9/21/36	300,000	232,678
μ2.50% 2/13/31	300,000	253,537
μ2.55% 2/4/28	200,000	181,894
μ2.57% 10/20/32	250,000	206,203
μ2.65% 3/11/32	250,000	210,090
μ2.68% 6/19/41	300,000	215,856
μ2.83% 10/24/51	75,000	51,359
μ2.88% 10/22/30	200,000	174,651
μ2.97% 2/4/33	125,000	106,490
μ2.97% 7/21/52	500,000	354,987
μ3.09% 10/1/25	550,000	532,205
μ3.19% 7/23/30	250,000	224,114
3.25% 10/21/27	500,000	469,958
μ3.37% 1/23/26	250,000	242,123
μ3.42% 12/20/28	480,000	447,004
μ3.46% 3/15/25	200,000	197,115
μ3.48% 3/13/52	250,000	195,500
3.50% 4/19/26	350,000	340,986
μ3.56% 4/23/27	300,000	287,179
μ3.59% 7/21/28	350,000	330,086
μ3.82% 1/20/28	250,000	239,720
μ3.84% 4/25/25	250,000	248,730
μ3.85% 3/8/37	200,000	172,870
3.88% 8/1/25	400,000	398,262
3.95% 4/21/25	250,000	246,576
μ3.95% 1/23/49	250,000	212,395
μ3.97% 2/7/30	375,000	354,219
4.00% 4/1/24	475,000	478,260
4.10% 7/24/23	350,000	353,356
4.18% 11/25/27	250,000	242,964
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp. (continued)
4.25% 10/22/26	433,000	$ 426,899
μ4.27% 7/23/29	400,000	384,325
μ4.38% 4/27/28	250,000	246,118
μ4.44% 1/20/48	200,000	182,827
4.45% 3/3/26	430,000	427,920
μ4.57% 4/27/33	250,000	243,303
5.00% 1/21/44	350,000	343,785
5.88% 2/7/42	218,000	235,304
6.11% 1/29/37	200,000	215,137
7.75% 5/14/38	200,000	246,423
Bank of America N.A. 6.00% 10/15/36	400,000	436,925
Bank of Montreal
0.40% 9/15/23	135,000	130,336
0.45% 12/8/23	355,000	340,964
1.25% 9/15/26	200,000	177,171
1.50% 1/10/25	145,000	136,839
2.15% 3/8/24	200,000	195,585
2.50% 6/28/24	135,000	131,693
2.65% 3/8/27	135,000	125,042
μ3.09% 1/10/37	250,000	204,573
μ3.80% 12/15/32	300,000	278,066
Bank of New York Mellon Corp.
2.10% 10/24/24	170,000	164,501
2.20% 8/16/23	100,000	98,945
3.00% 2/24/25	100,000	98,023
3.00% 10/30/28	55,000	50,490
3.25% 9/11/24	400,000	396,809
3.25% 5/16/27	150,000	145,558
3.30% 8/23/29	350,000	324,026
3.35% 4/25/25	250,000	247,139
μ3.44% 2/7/28	180,000	173,510
3.45% 8/11/23	100,000	100,253
3.85% 4/28/28	100,000	97,589
3.95% 11/18/25	100,000	100,235
Bank of Nova Scotia
0.40% 9/15/23	80,000	77,241
1.05% 3/2/26	250,000	223,782
1.30% 6/11/25	500,000	463,895
1.30% 9/15/26	100,000	88,798
2.45% 2/2/32	200,000	166,201
2.70% 8/3/26	200,000	188,266
2.95% 3/11/27	200,000	188,139
3.40% 2/11/24	250,000	248,795
3.45% 4/11/25	90,000	88,812
4.50% 12/16/25	150,000	149,830
μ4.59% 5/4/37	65,000	59,758
BankUnited, Inc. 5.13% 6/11/30	200,000	193,388
Barclays PLC
μ2.28% 11/24/27	200,000	177,303

LVIP SSGA Bond Index Fund–16

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Barclays PLC (continued)
μ2.65% 6/24/31	300,000	$ 248,295
μ2.67% 3/10/32	200,000	161,236
μ2.85% 5/7/26	200,000	188,859
μ2.89% 11/24/32	200,000	160,756
μ3.33% 11/24/42	200,000	148,645
μ3.81% 3/10/42	200,000	151,627
μ3.93% 5/7/25	200,000	196,742
4.34% 1/10/28	200,000	191,124
4.38% 1/12/26	200,000	197,941
4.95% 1/10/47	200,000	188,326
μ4.97% 5/16/29	200,000	196,559
5.20% 5/12/26	500,000	497,866
5.25% 8/17/45	200,000	192,449
BNP Paribas SA 4.25% 10/15/24	200,000	199,189
BPCE SA 3.38% 12/2/26	250,000	238,553
Canadian Imperial Bank of Commerce
0.50% 12/14/23	250,000	239,492
0.95% 10/23/25	105,000	94,710
1.00% 10/18/24	150,000	139,977
2.25% 1/28/25	200,000	191,718
3.10% 4/2/24	300,000	296,802
3.60% 4/7/32	90,000	81,698
Citibank NA 3.65% 1/23/24	500,000	501,447
Citigroup, Inc.
μ0.78% 10/30/24	300,000	285,989
μ0.98% 5/1/25	125,000	117,104
μ1.28% 11/3/25	60,000	55,709
μ2.01% 1/25/26	145,000	135,837
μ2.52% 11/3/32	145,000	117,646
μ2.56% 5/1/32	140,000	115,271
μ2.67% 1/29/31	300,000	254,728
μ2.90% 11/3/42	100,000	72,477
μ3.06% 1/25/33	135,000	114,433
μ3.07% 2/24/28	250,000	231,923
μ3.11% 4/8/26	1,600,000	1,535,929
3.20% 10/21/26	300,000	285,463
μ3.29% 3/17/26	300,000	290,037
μ3.35% 4/24/25	300,000	293,835
μ3.52% 10/27/28	250,000	233,583
μ3.67% 7/24/28	200,000	188,812
3.70% 1/12/26	400,000	391,958
3.75% 6/16/24	400,000	401,537
μ3.79% 3/17/33	300,000	270,298
3.88% 10/25/23	350,000	353,587
μ3.88% 1/24/39	250,000	216,106
μ3.98% 3/20/30	750,000	701,447
4.13% 7/25/28	380,000	364,501
4.30% 11/20/26	400,000	394,238
4.45% 9/29/27	300,000	293,799
4.60% 3/9/26	105,000	105,133
4.65% 7/30/45	250,000	228,572
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc. (continued)
4.65% 7/23/48	250,000	$ 232,720
4.75% 5/18/46	150,000	133,926
5.50% 9/13/25	200,000	205,473
5.88% 2/22/33	200,000	206,641
5.88% 1/30/42	150,000	159,331
6.00% 10/31/33	100,000	104,291
6.63% 6/15/32	100,000	109,354
6.68% 9/13/43	150,000	168,241
8.13% 7/15/39	350,000	455,303
Comerica Bank 4.00% 7/27/25	250,000	246,848
Comerica, Inc. 3.70% 7/31/23	75,000	74,950
Cooperatieve Rabobank UA
0.38% 1/12/24	250,000	237,753
1.38% 1/10/25	250,000	235,176
3.75% 7/21/26	250,000	238,376
5.25% 5/24/41	150,000	161,874
5.25% 8/4/45	250,000	245,531
Credit Suisse AG 3.70% 2/21/25	250,000	244,103
Credit Suisse Group AG
4.55% 4/17/26	350,000	342,077
4.88% 5/15/45	400,000	340,208
Deutsche Bank AG
μ1.45% 4/1/25	200,000	186,891
μ2.13% 11/24/26	150,000	133,181
μ2.22% 9/18/24	265,000	255,488
μ2.55% 1/7/28	350,000	302,963
μ3.55% 9/18/31	355,000	297,168
3.70% 5/30/24	490,000	481,260
μ3.96% 11/26/25	200,000	193,210
4.10% 1/13/26	200,000	196,197
Discover Bank 4.20% 8/8/23	250,000	250,862
Fifth Third Bancorp
μ1.71% 11/1/27	220,000	195,175
2.55% 5/5/27	120,000	109,973
3.65% 1/25/24	100,000	99,577
μ4.06% 4/25/28	90,000	87,749
4.30% 1/16/24	250,000	251,106
8.25% 3/1/38	100,000	128,201
Fifth Third Bank NA 3.95% 7/28/25	200,000	200,313
First Horizon Corp. 4.00% 5/26/25	100,000	98,333
First Republic Bank 4.63% 2/13/47	250,000	227,840
Goldman Sachs Group, Inc.
μ0.86% 2/12/26	750,000	682,317
μ0.93% 10/21/24	210,000	200,814
μ1.09% 12/9/26	100,000	89,066
1.22% 12/6/23	500,000	481,702
μ1.43% 3/9/27	200,000	177,282
μ1.76% 1/24/25	110,000	105,744
μ1.95% 10/21/27	430,000	380,573

LVIP SSGA Bond Index Fund–17

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc. (continued)
μ2.38% 7/21/32	855,000	$ 691,401
μ2.64% 2/24/28	90,000	81,682
μ2.65% 10/21/32	175,000	144,207
μ2.91% 7/21/42	290,000	211,750
3.00% 3/15/24	400,000	394,657
μ3.10% 2/24/33	200,000	170,815
μ3.27% 9/29/25	350,000	340,049
μ3.44% 2/24/43	100,000	78,407
μ3.62% 3/15/28	400,000	378,568
3.63% 2/20/24	210,000	209,321
μ3.69% 6/5/28	135,000	128,018
3.75% 5/22/25	750,000	741,008
3.80% 3/15/30	600,000	556,362
μ3.81% 4/23/29	400,000	377,125
3.85% 7/8/24	400,000	400,861
3.85% 1/26/27	300,000	290,010
μ4.02% 10/31/38	350,000	305,630
μ4.22% 5/1/29	500,000	480,596
μ4.41% 4/23/39	500,000	453,831
4.75% 10/21/45	150,000	139,423
5.15% 5/22/45	360,000	341,937
5.95% 1/15/27	200,000	209,456
6.25% 2/1/41	255,000	282,528
6.45% 5/1/36	200,000	216,267
6.75% 10/1/37	800,000	885,938
HSBC Bank USA NA 7.00% 1/15/39	100,000	116,971
HSBC Holdings PLC
μ1.59% 5/24/27	210,000	184,419
μ1.65% 4/18/26	225,000	206,120
μ2.01% 9/22/28	355,000	303,644
μ2.10% 6/4/26	290,000	267,862
μ2.36% 8/18/31	200,000	162,111
μ2.63% 11/7/25	510,000	486,298
μ2.85% 6/4/31	250,000	211,234
μ3.00% 3/10/26	350,000	333,144
μ3.80% 3/11/25	325,000	320,449
3.90% 5/25/26	400,000	390,939
μ3.97% 5/22/30	435,000	399,578
μ4.04% 3/13/28	200,000	189,926
4.25% 3/14/24	300,000	298,573
μ4.29% 9/12/26	600,000	586,194
4.30% 3/8/26	250,000	247,405
4.38% 11/23/26	375,000	366,551
μ4.58% 6/19/29	235,000	226,522
μ4.76% 3/29/33	200,000	184,473
6.10% 1/14/42	200,000	219,690
6.50% 5/2/36	200,000	212,807
6.50% 9/15/37	200,000	213,388
6.80% 6/1/38	200,000	215,815
Huntington Bancshares, Inc.
2.55% 2/4/30	250,000	213,827
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Huntington Bancshares, Inc. (continued)
2.63% 8/6/24	100,000	$ 97,106
4.00% 5/15/25	150,000	149,243
μ5.02% 5/17/33	70,000	69,769
μHuntington National Bank 4.01% 5/16/25	250,000	249,702
Industrial & Commercial Bank of China Ltd. 3.54% 11/8/27	250,000	247,421
ING Groep NV
μ1.73% 4/1/27	200,000	178,567
3.55% 4/9/24	500,000	495,496
4.05% 4/9/29	370,000	348,036
μ4.25% 3/28/33	200,000	186,698
JPMorgan Chase & Co.
μ0.56% 2/16/25	575,000	541,553
μ0.77% 8/9/25	165,000	153,032
μ0.82% 6/1/25	335,000	313,058
μ0.97% 6/23/25	500,000	467,400
μ1.04% 2/4/27	250,000	221,106
μ1.47% 9/22/27	190,000	166,642
μ1.56% 12/10/25	200,000	186,845
μ1.76% 11/19/31	350,000	276,765
μ1.95% 2/4/32	150,000	119,891
μ2.01% 3/13/26	110,000	103,009
μ2.07% 6/1/29	280,000	240,807
μ2.18% 6/1/28	700,000	622,348
μ2.30% 10/15/25	185,000	176,158
μ2.53% 11/19/41	350,000	250,407
μ2.55% 11/8/32	250,000	207,710
μ2.60% 2/24/26	250,000	237,610
μ2.74% 10/15/30	460,000	401,352
2.95% 10/1/26	500,000	475,770
μ2.95% 2/24/28	150,000	138,974
μ2.96% 5/13/31	80,000	69,071
μ2.96% 1/25/33	200,000	171,672
μ3.11% 4/22/41	300,000	232,559
μ3.11% 4/22/51	700,000	513,040
3.20% 6/15/26	450,000	434,160
μ3.22% 3/1/25	270,000	265,142
3.30% 4/1/26	500,000	485,439
μ3.51% 1/23/29	310,000	289,959
μ3.54% 5/1/28	150,000	142,215
3.63% 5/13/24	250,000	250,397
3.63% 12/1/27	260,000	249,602
μ3.70% 5/6/30	250,000	232,555
μ3.80% 7/23/24	300,000	298,883
3.85% 6/14/25	200,000	198,029
3.90% 7/15/25	500,000	500,790
μ3.96% 1/29/27	500,000	487,825
μ3.96% 11/15/48	200,000	169,460
μ4.01% 4/23/29	350,000	335,464
μ4.02% 12/5/24	200,000	199,314

LVIP SSGA Bond Index Fund–18

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
μ4.08% 4/26/26	250,000	$ 246,882
4.13% 12/15/26	500,000	495,508
μ4.20% 7/23/29	300,000	289,345
μ4.32% 4/26/28	250,000	245,882
μ4.45% 12/5/29	200,000	194,781
μ4.57% 6/14/30	140,000	137,445
μ4.59% 4/26/33	210,000	206,271
4.95% 6/1/45	500,000	477,159
5.40% 1/6/42	200,000	204,169
5.50% 10/15/40	100,000	102,917
5.60% 7/15/41	500,000	521,977
6.40% 5/15/38	450,000	509,381
8.00% 4/29/27	100,000	113,844
KeyBank NA 4.39% 12/14/27	400,000	398,246
KeyCorp 2.25% 4/6/27	250,000	225,074
Kreditanstalt fuer Wiederaufbau
^0.00% 4/18/36	200,000	126,556
^0.00% 6/29/37	500,000	297,492
0.25% 10/19/23	500,000	482,860
0.25% 3/8/24	325,000	310,048
0.38% 7/18/25	920,000	846,917
0.63% 1/22/26	450,000	412,695
0.75% 9/30/30	800,000	661,421
1.25% 1/31/25	500,000	477,468
1.75% 9/14/29	140,000	127,361
2.00% 5/2/25	400,000	387,761
2.63% 2/28/24	680,000	675,385
2.88% 4/3/28	525,000	516,742
3.00% 5/20/27	315,000	313,094
Landwirtschaftliche Rentenbank
0.50% 5/27/25	145,000	134,604
0.88% 3/30/26	160,000	147,077
2.50% 11/15/27	300,000	290,403
3.13% 11/14/23	1,000,000	1,002,027
Lloyds Banking Group PLC
μ1.63% 5/11/27	200,000	177,741
μ2.44% 2/5/26	200,000	189,250
μ3.57% 11/7/28	350,000	327,484
3.75% 1/11/27	235,000	226,869
μ3.75% 3/18/28	200,000	190,336
4.05% 8/16/23	200,000	200,488
4.34% 1/9/48	150,000	122,556
4.38% 3/22/28	200,000	194,331
4.45% 5/8/25	200,000	200,174
4.58% 12/10/25	300,000	294,142
4.65% 3/24/26	200,000	195,948
Mitsubishi UFJ Financial Group, Inc.
μ0.96% 10/11/25	200,000	185,258
1.41% 7/17/25	200,000	183,630
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (continued)
μ1.64% 10/13/27	250,000	$ 220,354
2.05% 7/17/30	200,000	163,087
μ2.34% 1/19/28	200,000	180,271
2.53% 9/13/23	200,000	197,562
2.56% 2/25/30	200,000	171,347
2.80% 7/18/24	200,000	194,817
μ2.85% 1/19/33	200,000	169,281
3.20% 7/18/29	200,000	180,433
3.29% 7/25/27	200,000	189,663
3.41% 3/7/24	150,000	148,818
3.74% 3/7/29	200,000	189,567
3.75% 7/18/39	200,000	173,381
3.78% 3/2/25	200,000	198,507
3.85% 3/1/26	400,000	391,749
3.96% 3/2/28	350,000	337,494
4.05% 9/11/28	200,000	193,735
4.15% 3/7/39	70,000	63,931
4.29% 7/26/38	70,000	65,046
Mizuho Financial Group, Inc.
μ0.85% 9/8/24	200,000	192,289
μ1.24% 7/10/24	300,000	291,640
μ1.98% 9/8/31	200,000	158,287
μ2.26% 7/9/32	200,000	159,668
2.56% 9/13/31	200,000	159,587
μ2.84% 7/16/25	200,000	193,594
μ3.15% 7/16/30	200,000	177,445
3.17% 9/11/27	200,000	186,569
μ3.92% 9/11/24	200,000	199,374
4.02% 3/5/28	200,000	191,561
μ4.25% 9/11/29	200,000	191,981
Morgan Stanley
μ0.79% 1/22/25	500,000	472,638
μ0.79% 5/30/25	200,000	186,183
μ0.86% 10/21/25	50,000	46,121
μ0.99% 12/10/26	500,000	442,965
μ1.16% 10/21/25	185,000	171,397
μ1.51% 7/20/27	500,000	438,515
μ1.79% 2/13/32	655,000	515,221
μ1.93% 4/28/32	250,000	198,242
μ2.24% 7/21/32	500,000	405,051
μ2.48% 1/21/28	170,000	154,537
μ2.48% 9/16/36	250,000	192,230
μ2.51% 10/20/32	185,000	152,857
μ2.63% 2/18/26	200,000	190,808
μ2.70% 1/22/31	235,000	203,538
μ2.72% 7/22/25	95,000	91,521
μ2.94% 1/21/33	135,000	115,702
3.13% 7/27/26	235,000	224,177
μ3.59% 7/22/28	200,000	189,335
μ3.62% 4/17/25	150,000	148,079
μ3.62% 4/1/31	800,000	734,836
3.63% 1/20/27	350,000	338,996

LVIP SSGA Bond Index Fund–19

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley (continued)
3.70% 10/23/24	725,000	$ 723,443
μ3.77% 1/24/29	450,000	426,980
3.88% 1/27/26	265,000	260,986
3.95% 4/23/27	300,000	290,501
μ3.97% 7/22/38	130,000	116,316
4.00% 7/23/25	200,000	199,831
μ4.21% 4/20/28	175,000	171,090
4.30% 1/27/45	500,000	443,961
4.35% 9/8/26	300,000	296,900
4.38% 1/22/47	400,000	362,968
μ4.43% 1/23/30	165,000	160,318
5.00% 11/24/25	175,000	177,807
μ5.30% 4/20/37	160,000	154,944
6.25% 8/9/26	100,000	106,318
7.25% 4/1/32	100,000	117,191
National Australia Bank Ltd. 2.50% 7/12/26	250,000	235,586
μNational Bank of Canada 0.55% 11/15/24	250,000	238,339
NatWest Group PLC
μ3.07% 5/22/28	200,000	181,810
μ4.27% 3/22/25	400,000	395,887
μ4.45% 5/8/30	200,000	188,313
4.80% 4/5/26	250,000	249,044
Northern Trust Corp.
1.95% 5/1/30	190,000	161,353
3.65% 8/3/28	100,000	97,922
3.95% 10/30/25	250,000	251,019
4.00% 5/10/27	135,000	135,813
Oesterreichische Kontrollbank AG
0.38% 9/17/25	320,000	293,078
1.50% 2/12/25	600,000	576,159
PNC Bank NA
2.70% 10/22/29	250,000	217,850
3.10% 10/25/27	250,000	237,269
3.25% 6/1/25	250,000	246,091
PNC Financial Services Group, Inc.
1.15% 8/13/26	250,000	223,372
2.20% 11/1/24	200,000	193,702
2.55% 1/22/30	150,000	130,459
3.15% 5/19/27	250,000	238,252
3.45% 4/23/29	350,000	326,594
3.50% 1/23/24	125,000	125,018
Regions Financial Corp. 2.25% 5/18/25	100,000	95,401
Royal Bank of Canada
0.43% 1/19/24	215,000	205,946
0.50% 10/26/23	105,000	101,542
0.88% 1/20/26	250,000	223,814
1.15% 6/10/25	430,000	397,821
1.40% 11/2/26	250,000	221,890
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Canada (continued)
1.60% 1/21/25	100,000	$ 94,654
2.05% 1/21/27	100,000	91,420
2.25% 11/1/24	200,000	193,040
2.30% 11/3/31	200,000	166,732
3.63% 5/4/27	200,000	193,858
3.88% 5/4/32	200,000	190,767
Santander Holdings USA, Inc.
μ2.49% 1/6/28	70,000	61,781
3.45% 6/2/25	100,000	96,161
4.40% 7/13/27	220,000	211,498
4.50% 7/17/25	250,000	247,535
μSantander U.K. Group Holdings PLC
1.09% 3/15/25	250,000	233,416
1.53% 8/21/26	250,000	223,908
2.47% 1/11/28	200,000	176,716
3.82% 11/3/28	200,000	185,654
μSignature Bank 4.00% 10/15/30	250,000	241,293
Sumitomo Mitsui Financial Group, Inc.
1.40% 9/17/26	200,000	176,558
1.47% 7/8/25	435,000	399,500
1.90% 9/17/28	200,000	169,530
2.13% 7/8/30	300,000	246,845
2.14% 9/23/30	500,000	400,579
2.22% 9/17/31	200,000	161,674
2.35% 1/15/25	200,000	191,268
2.45% 9/27/24	200,000	192,612
2.70% 7/16/24	200,000	194,492
2.93% 9/17/41	100,000	72,783
3.04% 7/16/29	200,000	178,063
3.35% 10/18/27	150,000	141,736
3.36% 7/12/27	200,000	189,957
3.45% 1/11/27	250,000	239,276
3.54% 1/17/28	250,000	237,359
3.75% 7/19/23	150,000	150,601
3.78% 3/9/26	200,000	196,053
3.94% 7/19/28	150,000	144,041
SVB Financial Group
1.80% 10/28/26	100,000	89,314
1.80% 2/2/31	165,000	127,137
3.13% 6/5/30	60,000	51,617
μ4.35% 4/29/28	150,000	146,251
Toronto-Dominion Bank
0.45% 9/11/23	500,000	483,625
0.55% 3/4/24	250,000	237,921
0.70% 9/10/24	200,000	187,726
0.75% 1/6/26	250,000	223,425
1.25% 12/13/24	65,000	61,333
1.25% 9/10/26	200,000	177,545
1.45% 1/10/25	250,000	236,390

LVIP SSGA Bond Index Fund–20

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Toronto-Dominion Bank (continued)
1.95% 1/12/27	250,000	$ 226,148
2.00% 9/10/31	100,000	81,209
2.45% 1/12/32	250,000	208,894
2.65% 6/12/24	200,000	196,263
3.25% 3/11/24	200,000	198,647
3.50% 7/19/23	150,000	150,309
Truist Bank
3.20% 4/1/24	600,000	597,177
3.30% 5/15/26	200,000	192,771
3.63% 9/16/25	250,000	244,757
μ3.69% 8/2/24	200,000	199,858
4.05% 11/3/25	75,000	75,494
Truist Financial Corp.
1.13% 8/3/27	200,000	171,120
1.20% 8/5/25	165,000	151,582
μ1.27% 3/2/27	145,000	129,873
1.95% 6/5/30	165,000	137,226
2.85% 10/26/24	100,000	98,026
3.70% 6/5/25	150,000	149,229
3.75% 12/6/23	150,000	150,894
U.S. Bancorp
1.38% 7/22/30	150,000	119,529
1.45% 5/12/25	100,000	93,712
μ2.22% 1/27/28	200,000	183,222
2.38% 7/22/26	150,000	141,433
2.40% 7/30/24	150,000	146,312
μ2.68% 1/27/33	200,000	172,097
3.00% 7/30/29	150,000	136,470
3.10% 4/27/26	65,000	62,651
3.38% 2/5/24	250,000	249,431
3.90% 4/26/28	250,000	247,133
U.S. Bank NA 2.05% 1/21/25	300,000	288,195
Wachovia Corp. 5.50% 8/1/35	150,000	152,623
Wells Fargo & Co.
μ0.81% 5/19/25	60,000	56,182
μ2.16% 2/11/26	415,000	390,044
μ2.19% 4/30/26	1,000,000	935,552
μ2.39% 6/2/28	205,000	183,583
μ2.41% 10/30/25	440,000	418,882
μ2.57% 2/11/31	115,000	98,857
μ2.88% 10/30/30	500,000	439,688
3.00% 4/22/26	150,000	142,735
3.00% 10/23/26	300,000	283,064
3.30% 9/9/24	250,000	246,644
μ3.35% 3/2/33	390,000	346,111
μ3.53% 3/24/28	140,000	132,601
μ3.58% 5/22/28	755,000	716,275
3.75% 1/24/24	300,000	300,710
μ3.91% 4/25/26	145,000	142,605
4.10% 6/3/26	740,000	727,870
4.13% 8/15/23	300,000	302,170
4.15% 1/24/29	300,000	290,001
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
4.30% 7/22/27	750,000	$ 741,702
4.40% 6/14/46	250,000	217,604
μ4.61% 4/25/53	200,000	185,061
4.65% 11/4/44	225,000	202,359
4.75% 12/7/46	350,000	320,409
μ5.01% 4/4/51	950,000	931,759
Wells Fargo Bank NA 6.60% 1/15/38	450,000	520,759
Westpac Banking Corp.
2.35% 2/19/25	200,000	192,948
2.65% 1/16/30	70,000	62,188
μ2.67% 11/15/35	125,000	99,490
2.70% 8/19/26	200,000	189,906
2.85% 5/13/26	150,000	143,714
μ2.89% 2/4/30	600,000	568,475
2.96% 11/16/40	95,000	68,729
3.30% 2/26/24	250,000	249,556
3.35% 3/8/27	250,000	241,943
3.40% 1/25/28	100,000	95,763
μ4.11% 7/24/34	95,000	86,830
μ4.32% 11/23/31	250,000	240,393
4.42% 7/24/39	70,000	62,655
		136,069,905
Beverages–0.55%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65% 2/1/26	200,000	196,748
4.70% 2/1/36	950,000	910,126
Anheuser-Busch InBev Finance, Inc. 4.00% 1/17/43	100,000	82,686
Anheuser-Busch InBev Worldwide, Inc.
3.75% 7/15/42	136,000	110,161
4.00% 4/13/28	270,000	266,536
4.38% 4/15/38	285,000	261,384
4.44% 10/6/48	395,000	346,439
4.60% 4/15/48	115,000	103,246
4.75% 1/23/29	395,000	401,859
4.75% 4/15/58	200,000	178,982
4.90% 1/23/31	160,000	164,026
4.95% 1/15/42	300,000	285,555
5.45% 1/23/39	165,000	167,755
5.55% 1/23/49	1,230,000	1,256,224
5.80% 1/23/59	415,000	431,635
8.20% 1/15/39	200,000	258,203
Brown-Forman Corp.
3.50% 4/15/25	60,000	59,888
4.00% 4/15/38	85,000	76,436
Coca-Cola Co.
1.00% 3/15/28	145,000	125,203

LVIP SSGA Bond Index Fund–21

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Coca-Cola Co. (continued)
1.38% 3/15/31	250,000	$ 203,500
1.45% 6/1/27	60,000	54,299
1.50% 3/5/28	145,000	128,926
1.65% 6/1/30	700,000	593,584
1.75% 9/6/24	150,000	146,543
2.00% 3/5/31	165,000	142,272
2.13% 9/6/29	150,000	133,898
2.50% 6/1/40	70,000	54,766
2.50% 3/15/51	165,000	119,496
2.60% 6/1/50	150,000	111,700
2.75% 6/1/60	150,000	106,083
2.90% 5/25/27	100,000	97,184
3.00% 3/5/51	65,000	52,485
Coca-Cola Consolidated, Inc. 3.80% 11/25/25	50,000	49,420
Coca-Cola Femsa SAB de CV
1.85% 9/1/32	185,000	143,606
2.75% 1/22/30	300,000	268,008
Constellation Brands, Inc.
3.15% 8/1/29	100,000	90,006
3.50% 5/9/27	30,000	28,799
3.60% 2/15/28	100,000	94,872
3.70% 12/6/26	100,000	97,354
4.10% 2/15/48	100,000	85,200
4.35% 5/9/27	200,000	198,303
4.50% 5/9/47	45,000	39,959
4.65% 11/15/28	125,000	124,167
4.75% 5/9/32	200,000	198,748
Diageo Capital PLC
2.13% 10/24/24	200,000	192,924
2.38% 10/24/29	200,000	177,555
3.50% 9/18/23	200,000	200,679
3.88% 5/18/28	200,000	198,818
3.88% 4/29/43	30,000	26,577
5.88% 9/30/36	100,000	112,138
Fomento Economico Mexicano SAB de CV 4.38% 5/10/43	200,000	178,486
Keurig Dr Pepper, Inc.
0.75% 3/15/24	100,000	95,093
2.25% 3/15/31	85,000	69,815
3.13% 12/15/23	100,000	99,956
3.35% 3/15/51	60,000	44,638
3.40% 11/15/25	150,000	146,405
3.43% 6/15/27	70,000	66,868
3.95% 4/15/29	200,000	190,798
4.05% 4/15/32	135,000	126,312
4.42% 12/15/46	50,000	44,386
4.50% 4/15/52	145,000	127,816
4.60% 5/25/28	150,000	150,357
Molson Coors Beverage Co.
3.00% 7/15/26	110,000	103,318
4.20% 7/15/46	345,000	283,238
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Molson Coors Beverage Co. (continued)
5.00% 5/1/42	250,000	$ 231,109
PepsiCo, Inc.
0.40% 10/7/23	55,000	53,353
1.40% 2/25/31	75,000	61,543
1.63% 5/1/30	560,000	474,868
1.95% 10/21/31	150,000	127,774
2.38% 10/6/26	80,000	76,624
2.63% 10/21/41	200,000	157,171
2.75% 3/19/30	100,000	92,194
2.75% 10/21/51	135,000	103,544
2.85% 2/24/26	90,000	88,362
3.00% 10/15/27	150,000	146,010
3.60% 3/1/24	479,000	482,102
		13,777,101
Biotechnology–0.26%
Amgen, Inc.
1.65% 8/15/28	200,000	171,495
1.90% 2/21/25	135,000	128,828
2.00% 1/15/32	200,000	162,774
2.20% 2/21/27	175,000	160,695
2.25% 8/19/23	200,000	197,585
2.30% 2/25/31	100,000	85,007
2.45% 2/21/30	400,000	348,786
2.60% 8/19/26	200,000	189,153
2.80% 8/15/41	200,000	148,220
3.00% 2/22/29	90,000	83,014
3.00% 1/15/52	200,000	141,818
3.13% 5/1/25	200,000	196,051
3.15% 2/21/40	200,000	158,100
3.35% 2/22/32	90,000	82,387
3.38% 2/21/50	300,000	229,231
3.63% 5/22/24	150,000	149,690
4.20% 2/22/52	90,000	78,963
4.40% 2/22/62	75,000	65,274
5.15% 11/15/41	250,000	248,559
Baxalta, Inc.
4.00% 6/23/25	45,000	44,739
5.25% 6/23/45	14,000	13,971
Biogen, Inc.
2.25% 5/1/30	75,000	61,471
3.15% 5/1/50	120,000	82,300
3.25% 2/15/51	586,000	410,214
4.05% 9/15/25	145,000	143,506
Gilead Sciences, Inc.
0.75% 9/29/23	86,000	83,218
1.20% 10/1/27	120,000	103,370
1.65% 10/1/30	95,000	77,842
2.60% 10/1/40	250,000	182,773
2.80% 10/1/50	250,000	174,460
3.50% 2/1/25	270,000	266,752
3.65% 3/1/26	300,000	294,616

LVIP SSGA Bond Index Fund–22

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Gilead Sciences, Inc. (continued)
4.15% 3/1/47	380,000	$ 333,622
4.50% 2/1/45	80,000	73,648
4.60% 9/1/35	200,000	198,181
4.75% 3/1/46	200,000	191,734
4.80% 4/1/44	200,000	193,493
Royalty Pharma PLC
0.75% 9/2/23	135,000	129,996
1.20% 9/2/25	180,000	160,466
1.75% 9/2/27	115,000	98,031
2.20% 9/2/30	105,000	84,703
3.30% 9/2/40	160,000	118,168
3.55% 9/2/50	160,000	111,717
		6,658,621
Building Materials–0.12%
Carrier Global Corp.
2.24% 2/15/25	300,000	285,069
2.49% 2/15/27	85,000	77,329
2.72% 2/15/30	120,000	103,612
3.38% 4/5/40	85,000	66,633
3.58% 4/5/50	120,000	90,818
Fortune Brands Home & Security, Inc.
3.25% 9/15/29	150,000	129,799
4.00% 6/15/25	50,000	49,325
Johnson Controls International plc
3.90% 2/14/26	28,000	27,802
4.50% 2/15/47	145,000	126,853
5.13% 9/14/45	7,000	6,764
φJohnson Controls International PLC
3.63% 7/2/24	100,000	99,227
4.95% 7/2/64	68,000	60,273
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75% 9/15/30	85,000	69,110
2.00% 9/16/31	90,000	71,605
Lennox International, Inc.
1.35% 8/1/25	55,000	50,387
1.70% 8/1/27	40,000	34,957
3.00% 11/15/23	25,000	24,734
Martin Marietta Materials, Inc.
3.45% 6/1/27	43,000	41,028
3.50% 12/15/27	100,000	94,457
4.25% 7/2/24	55,000	55,265
4.25% 12/15/47	100,000	83,462
Masco Corp.
1.50% 2/15/28	75,000	62,925
2.00% 10/1/30	125,000	98,760
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Masco Corp. (continued)
2.00% 2/15/31	150,000	$ 117,858
3.13% 2/15/51	45,000	30,911
3.50% 11/15/27	60,000	57,072
4.50% 5/15/47	225,000	191,333
Mohawk Industries, Inc. 3.63% 5/15/30	150,000	133,846
Owens Corning
3.88% 6/1/30	150,000	136,962
3.95% 8/15/29	70,000	64,931
4.30% 7/15/47	100,000	81,539
7.00% 12/1/36	50,000	55,868
Vulcan Materials Co.
3.90% 4/1/27	45,000	44,297
4.70% 3/1/48	250,000	228,619
		2,953,430
Chemicals–0.34%
Air Products & Chemicals, Inc. 3.35% 7/31/24	250,000	249,271
Albemarle Corp.
5.05% 6/1/32	100,000	97,658
5.45% 12/1/44	100,000	97,862
5.65% 6/1/52	100,000	99,971
Cabot Corp. 4.00% 7/1/29	100,000	93,839
Celanese U.S. Holdings LLC 1.40% 8/5/26	50,000	43,005
Dow Chemical Co.
2.10% 11/15/30	250,000	205,997
3.60% 11/15/50	250,000	190,853
4.38% 11/15/42	400,000	352,340
4.80% 5/15/49	95,000	86,343
5.25% 11/15/41	100,000	97,875
7.38% 11/1/29	58,000	67,318
9.40% 5/15/39	58,000	82,863
DuPont de Nemours, Inc.
4.21% 11/15/23	300,000	301,806
4.49% 11/15/25	250,000	251,702
4.73% 11/15/28	350,000	351,150
5.32% 11/15/38	135,000	133,633
5.42% 11/15/48	225,000	223,425
Eastman Chemical Co.
3.80% 3/15/25	100,000	98,734
4.65% 10/15/44	70,000	60,323
4.80% 9/1/42	250,000	222,077
Ecolab, Inc.
1.30% 1/30/31	195,000	155,987
2.13% 8/15/50	250,000	160,235
2.70% 11/1/26	45,000	43,365
EI du Pont de Nemours & Co.
1.70% 7/15/25	155,000	145,751
2.30% 7/15/30	335,000	289,072
FMC Corp. 4.10% 2/1/24	100,000	100,153

LVIP SSGA Bond Index Fund–23

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Huntsman International LLC
2.95% 6/15/31	45,000	$ 37,362
4.50% 5/1/29	90,000	84,865
International Flavors & Fragrances, Inc. 4.38% 6/1/47	55,000	46,771
Linde, Inc.
1.10% 8/10/30	250,000	199,956
2.00% 8/10/50	160,000	100,661
Lubrizol Corp. 6.50% 10/1/34	300,000	358,350
LYB International Finance BV 4.00% 7/15/23	113,000	112,907
LYB International Finance III LLC
1.25% 10/1/25	40,000	36,194
2.25% 10/1/30	45,000	37,108
3.38% 10/1/40	60,000	46,193
3.63% 4/1/51	85,000	62,816
3.80% 10/1/60	60,000	42,522
4.20% 10/15/49	125,000	101,575
Mosaic Co.
4.05% 11/15/27	150,000	146,715
4.25% 11/15/23	125,000	125,869
5.45% 11/15/33	104,000	107,135
5.63% 11/15/43	200,000	206,499
NewMarket Corp. 2.70% 3/18/31	200,000	165,345
Nutrien Ltd.
2.95% 5/13/30	100,000	88,986
3.00% 4/1/25	300,000	292,868
3.95% 5/13/50	100,000	85,434
4.13% 3/15/35	100,000	92,277
PPG Industries, Inc.
1.20% 3/15/26	135,000	121,278
2.40% 8/15/24	100,000	97,307
2.55% 6/15/30	50,000	44,008
2.80% 8/15/29	100,000	90,625
RPM International, Inc.
2.95% 1/15/32	125,000	103,731
3.75% 3/15/27	100,000	95,613
5.25% 6/1/45	100,000	92,290
Sherwin-Williams Co.
2.30% 5/15/30	60,000	50,634
2.95% 8/15/29	100,000	89,466
3.13% 6/1/24	100,000	98,565
3.30% 5/15/50	100,000	74,035
3.45% 6/1/27	145,000	138,196
3.80% 8/15/49	100,000	79,969
3.95% 1/15/26	250,000	247,645
4.50% 6/1/47	88,000	77,983
Westlake Corp.
3.60% 8/15/26	150,000	146,026
5.00% 8/15/46	100,000	95,587
		8,623,974
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services–0.28%
Automatic Data Processing, Inc.
1.25% 9/1/30	75,000	$ 61,258
1.70% 5/15/28	95,000	85,445
3.38% 9/15/25	125,000	124,999
Block Financial LLC 3.88% 8/15/30	60,000	53,960
California Institute of Technology
3.65% 9/1/19	45,000	33,980
4.32% 8/1/45	60,000	59,965
Cintas Corp. No. 2
3.45% 5/1/25	60,000	59,797
3.70% 4/1/27	100,000	98,765
Emory University
2.14% 9/1/30	35,000	30,662
2.97% 9/1/50	35,000	27,791
Equifax, Inc.
2.35% 9/15/31	350,000	279,981
2.60% 12/1/24	50,000	48,238
Ford Foundation
2.42% 6/1/50	200,000	142,603
2.82% 6/1/70	30,000	20,626
George Washington University
4.13% 9/15/48	200,000	183,898
4.30% 9/15/44	100,000	94,515
Georgetown University
4.32% 4/1/49	50,000	46,105
5.22% 10/1/18	50,000	48,203
Global Payments, Inc.
1.20% 3/1/26	375,000	330,348
1.50% 11/15/24	110,000	103,263
2.15% 1/15/27	200,000	177,512
2.90% 5/15/30	115,000	97,035
2.90% 11/15/31	200,000	163,788
4.45% 6/1/28	100,000	96,228
4.80% 4/1/26	100,000	99,996
Johns Hopkins University 2.81% 1/1/60	35,000	25,531
Leland Stanford Junior University
2.41% 6/1/50	60,000	42,931
3.65% 5/1/48	70,000	64,995
Massachusetts Institute of Technology
3.07% 4/1/52	200,000	165,113
3.89% 7/1/16	55,000	45,889
5.60% 7/1/11	200,000	240,042
Moody's Corp.
2.00% 8/19/31	100,000	81,552
2.55% 8/18/60	50,000	31,157
2.75% 8/19/41	100,000	73,094
3.25% 1/15/28	65,000	61,525
3.25% 5/20/50	100,000	74,226

LVIP SSGA Bond Index Fund–24

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Moody's Corp. (continued)
3.75% 2/25/52	100,000	$ 81,591
4.25% 2/1/29	100,000	98,975
4.88% 12/17/48	100,000	97,359
Northwestern University 3.66% 12/1/57	75,000	65,554
PayPal Holdings, Inc.
1.65% 6/1/25	100,000	94,333
2.30% 6/1/30	80,000	68,677
2.40% 10/1/24	105,000	102,365
2.65% 10/1/26	65,000	61,638
2.85% 10/1/29	95,000	85,960
3.25% 6/1/50	500,000	377,810
President & Fellows of Harvard College
3.15% 7/15/46	100,000	86,364
3.30% 7/15/56	100,000	85,103
3.75% 11/15/52	65,000	61,475
Quanta Services, Inc.
0.95% 10/1/24	30,000	27,746
2.35% 1/15/32	55,000	42,598
3.05% 10/1/41	60,000	41,562
RELX Capital, Inc.
3.00% 5/22/30	100,000	89,874
4.00% 3/18/29	200,000	193,753
Rockefeller Foundation 2.49% 10/1/50	60,000	43,621
S&P Global, Inc.
1.25% 8/15/30	75,000	59,366
2.30% 8/15/60	395,000	240,740
2.45% 3/1/27	70,000	65,520
2.50% 12/1/29	55,000	48,604
2.70% 3/1/29	150,000	136,486
2.90% 3/1/32	105,000	93,578
2.95% 1/22/27	150,000	143,896
3.25% 12/1/49	65,000	50,762
3.70% 3/1/52	35,000	29,880
3.90% 3/1/62	45,000	38,211
Trustees of Boston University 4.06% 10/1/48	25,000	23,465
Trustees of Princeton University
2.52% 7/1/50	40,000	29,948
5.70% 3/1/39	50,000	58,844
Trustees of the University of Pennsylvania 3.61% 2/15/19	100,000	76,508
University of Chicago
2.55% 4/1/50	35,000	25,323
3.00% 10/1/52	65,000	51,298
4.00% 10/1/53	60,000	56,672
University of Notre Dame du Lac 3.39% 2/15/48	100,000	88,171
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
University of Southern California
3.03% 10/1/39	200,000	$ 171,531
3.84% 10/1/47	55,000	51,417
Verisk Analytics, Inc.
3.63% 5/15/50	20,000	15,570
4.00% 6/15/25	100,000	99,195
4.13% 3/15/29	120,000	115,625
William Marsh Rice University 3.57% 5/15/45	100,000	88,692
		7,140,676
Computers–0.58%
Apple, Inc.
0.55% 8/20/25	400,000	366,146
0.70% 2/8/26	250,000	227,609
1.13% 5/11/25	535,000	502,177
1.20% 2/8/28	250,000	218,697
1.25% 8/20/30	100,000	82,021
1.40% 8/5/28	200,000	174,998
1.65% 5/11/30	120,000	101,706
1.70% 8/5/31	200,000	167,874
1.80% 9/11/24	200,000	193,753
2.05% 9/11/26	200,000	188,301
2.20% 9/11/29	250,000	225,113
2.40% 8/20/50	220,000	154,394
2.45% 8/4/26	250,000	239,134
2.50% 2/9/25	250,000	245,145
2.65% 5/11/50	500,000	368,805
2.70% 8/5/51	200,000	149,166
2.75% 1/13/25	100,000	98,751
2.80% 2/8/61	250,000	179,450
2.85% 8/5/61	200,000	144,916
2.90% 9/12/27	400,000	386,086
2.95% 9/11/49	135,000	106,196
3.00% 11/13/27	200,000	193,732
3.20% 5/13/25	150,000	150,000
3.20% 5/11/27	154,000	151,834
3.35% 2/9/27	200,000	198,711
3.45% 5/6/24	350,000	351,177
3.45% 2/9/45	125,000	108,709
3.75% 9/12/47	225,000	202,921
3.75% 11/13/47	150,000	134,791
3.85% 8/4/46	135,000	123,480
4.25% 2/9/47	25,000	24,374
4.38% 5/13/45	100,000	98,907
4.45% 5/6/44	200,000	199,093
4.50% 2/23/36	250,000	260,579
4.65% 2/23/46	530,000	545,585
Dell International LLC/EMC Corp.
3.38% 12/15/41	125,000	89,300
3.45% 12/15/51	250,000	169,145
4.00% 7/15/24	100,000	99,650

LVIP SSGA Bond Index Fund–25

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Dell International LLC/EMC Corp. (continued)
4.90% 10/1/26	800,000	$ 800,288
5.30% 10/1/29	300,000	295,749
6.02% 6/15/26	250,000	259,489
8.10% 7/15/36	73,000	85,212
8.35% 7/15/46	33,000	41,096
Genpact Luxembourg Sarl 3.38% 12/1/24	100,000	98,099
Hewlett Packard Enterprise Co.
1.45% 4/1/24	200,000	191,948
1.75% 4/1/26	300,000	274,065
6.20% 10/15/35	250,000	264,576
6.35% 10/15/45	250,000	251,461
HP, Inc.
2.20% 6/17/25	150,000	141,752
3.00% 6/17/27	150,000	138,681
3.40% 6/17/30	150,000	130,836
4.20% 4/15/32	200,000	178,527
6.00% 9/15/41	305,000	308,043
International Business Machines Corp.
1.70% 5/15/27	505,000	454,206
1.95% 5/15/30	110,000	92,184
2.20% 2/9/27	100,000	92,574
2.72% 2/9/32	155,000	134,605
2.85% 5/15/40	165,000	125,008
2.95% 5/15/50	155,000	112,226
3.00% 5/15/24	500,000	495,995
3.30% 5/15/26	250,000	243,834
3.30% 1/27/27	100,000	97,057
3.43% 2/9/52	125,000	96,165
3.45% 2/19/26	150,000	147,944
4.00% 6/20/42	200,000	173,222
4.15% 5/15/39	200,000	180,450
4.25% 5/15/49	350,000	309,297
5.60% 11/30/39	210,000	222,044
5.88% 11/29/32	120,000	130,841
Leidos, Inc. 2.30% 2/15/31	195,000	155,347
NetApp, Inc.
1.88% 6/22/25	35,000	32,647
2.38% 6/22/27	50,000	45,449
2.70% 6/22/30	50,000	42,134
Teledyne FLIR LLC 2.50% 8/1/30	35,000	29,002
Western Digital Corp.
2.85% 2/1/29	65,000	52,923
3.10% 2/1/32	110,000	84,348
		14,631,750
Cosmetics & Personal Care–0.16%
Colgate-Palmolive Co.
3.70% 8/1/47	55,000	49,457
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care (continued)
Colgate-Palmolive Co. (continued)
4.00% 8/15/45	100,000	$ 93,542
Estee Lauder Cos., Inc.
1.95% 3/15/31	115,000	96,858
3.15% 3/15/27	100,000	97,132
4.15% 3/15/47	65,000	60,289
4.38% 6/15/45	250,000	234,218
GSK Consumer Healthcare Capital U.S. LLC
3.38% 3/24/27	250,000	239,283
3.38% 3/24/29	250,000	233,879
3.63% 3/24/32	250,000	231,040
GSK Consumer Healthcare Capital UK PLC 3.13% 3/24/25	250,000	243,463
Procter & Gamble Co.
0.55% 10/29/25	100,000	91,956
1.20% 10/29/30	100,000	81,659
1.90% 2/1/27	400,000	375,946
2.30% 2/1/32	400,000	354,331
2.45% 11/3/26	150,000	144,597
2.70% 2/2/26	100,000	98,206
2.85% 8/11/27	150,000	145,160
3.10% 8/15/23	200,000	201,119
Unilever Capital Corp.
0.38% 9/14/23	100,000	96,852
1.38% 9/14/30	105,000	85,357
2.00% 7/28/26	100,000	94,091
2.60% 5/5/24	100,000	98,578
2.90% 5/5/27	150,000	144,135
3.25% 3/7/24	120,000	120,125
3.38% 3/22/25	100,000	99,311
3.50% 3/22/28	100,000	97,468
5.90% 11/15/32	133,000	150,503
		4,058,555
Distribution/Wholesale–0.01%
WW Grainger, Inc.
3.75% 5/15/46	150,000	127,083
4.20% 5/15/47	100,000	91,610
4.60% 6/15/45	55,000	52,668
		271,361
Diversified Financial Services–0.96%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15% 10/29/23	150,000	142,923
1.65% 10/29/24	290,000	267,766
1.75% 10/29/24	150,000	138,405
1.75% 1/30/26	225,000	196,657
2.45% 10/29/26	150,000	130,614
3.15% 2/15/24	200,000	193,557

LVIP SSGA Bond Index Fund–26

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (continued)
3.30% 1/30/32	240,000	$ 192,118
3.40% 10/29/33	150,000	118,441
3.50% 1/15/25	150,000	143,255
3.65% 7/21/27	150,000	136,231
3.85% 10/29/41	150,000	108,086
4.50% 9/15/23	150,000	149,282
4.63% 10/15/27	200,000	188,275
4.88% 1/16/24	150,000	149,216
6.50% 7/15/25	150,000	153,477
Affiliated Managers Group, Inc. 4.25% 2/15/24	100,000	100,623
Air Lease Corp.
0.70% 2/15/24	100,000	94,407
0.80% 8/18/24	85,000	77,834
2.10% 9/1/28	70,000	56,117
2.20% 1/15/27	200,000	174,308
3.13% 12/1/30	50,000	40,866
3.25% 3/1/25	100,000	95,445
3.38% 7/1/25	95,000	89,459
3.75% 6/1/26	100,000	94,122
3.88% 7/3/23	250,000	247,793
4.25% 9/15/24	300,000	294,379
Aircastle Ltd.
4.13% 5/1/24	90,000	87,453
4.25% 6/15/26	65,000	60,133
Ally Financial, Inc. 8.00% 11/1/31	600,000	666,999
American Express Co.
0.75% 11/3/23	100,000	96,761
1.65% 11/4/26	85,000	77,123
2.50% 7/30/24	665,000	647,004
3.00% 10/30/24	300,000	294,716
3.30% 5/3/27	230,000	221,222
3.38% 5/3/24	135,000	134,028
3.70% 8/3/23	150,000	150,527
4.05% 5/3/29	165,000	161,774
4.05% 12/3/42	135,000	123,475
Ameriprise Financial, Inc. 2.88% 9/15/26	100,000	95,567
BGC Partners, Inc. 5.38% 7/24/23	100,000	100,639
BlackRock, Inc.
1.90% 1/28/31	50,000	41,473
2.10% 2/25/32	250,000	206,475
2.40% 4/30/30	90,000	78,805
3.20% 3/15/27	167,000	162,610
3.25% 4/30/29	150,000	141,306
Blackstone Secured Lending Fund 2.85% 9/30/28	250,000	201,608
Brookfield Finance LLC 3.45% 4/15/50	150,000	107,300
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Brookfield Finance, Inc.
2.72% 4/15/31	80,000	$ 67,606
3.50% 3/30/51	200,000	143,875
3.90% 1/25/28	100,000	95,550
4.00% 4/1/24	100,000	99,989
4.70% 9/20/47	150,000	131,390
Capital One Financial Corp.
μ1.88% 11/2/27	250,000	219,267
μ2.36% 7/29/32	200,000	152,547
μ2.62% 11/2/32	250,000	200,990
3.20% 2/5/25	150,000	145,847
μ3.27% 3/1/30	200,000	176,991
3.65% 5/11/27	500,000	476,226
3.75% 3/9/27	250,000	239,294
3.90% 1/29/24	200,000	199,672
4.20% 10/29/25	200,000	197,329
4.25% 4/30/25	150,000	149,560
Cboe Global Markets, Inc.
1.63% 12/15/30	200,000	161,769
3.65% 1/12/27	100,000	97,644
Charles Schwab Corp.
0.75% 3/18/24	200,000	191,820
0.90% 3/11/26	335,000	300,530
1.65% 3/11/31	400,000	320,479
2.00% 3/20/28	200,000	178,506
3.00% 3/10/25	100,000	98,369
3.20% 3/2/27	100,000	96,020
3.25% 5/22/29	200,000	186,017
3.30% 4/1/27	90,000	87,366
3.45% 2/13/26	70,000	69,225
3.75% 4/1/24	150,000	150,411
3.85% 5/21/25	200,000	200,516
CI Financial Corp.
3.20% 12/17/30	155,000	121,205
4.10% 6/15/51	200,000	129,580
CME Group, Inc.
2.65% 3/15/32	105,000	92,981
3.75% 6/15/28	100,000	98,569
4.15% 6/15/48	75,000	71,205
5.30% 9/15/43	100,000	108,740
Discover Financial Services
3.75% 3/4/25	100,000	98,278
3.95% 11/6/24	100,000	98,536
4.10% 2/9/27	115,000	110,291
4.50% 1/30/26	150,000	146,974
Eaton Vance Corp. 3.50% 4/6/27	100,000	95,288
Franklin Resources, Inc.
1.60% 10/30/30	100,000	78,466
2.85% 3/30/25	100,000	97,389
Intercontinental Exchange, Inc.
1.85% 9/15/32	165,000	129,274
2.10% 6/15/30	155,000	129,691

LVIP SSGA Bond Index Fund–27

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Intercontinental Exchange, Inc. (continued)
2.65% 9/15/40	165,000	$ 121,157
3.00% 6/15/50	115,000	83,906
3.00% 9/15/60	160,000	107,808
3.10% 9/15/27	250,000	235,498
3.65% 5/23/25	95,000	94,406
3.75% 12/1/25	85,000	84,256
3.75% 9/21/28	105,000	100,963
4.00% 9/15/27	200,000	196,873
4.25% 9/21/48	150,000	133,604
4.35% 6/15/29	85,000	83,744
4.60% 3/15/33	55,000	54,552
4.95% 6/15/52	95,000	93,492
5.20% 6/15/62	145,000	144,675
Invesco Finance PLC 3.75% 1/15/26	100,000	98,775
Janus Henderson U.S. Holdings, Inc. 4.88% 8/1/25	150,000	150,926
Jefferies Group LLC
2.75% 10/15/32	155,000	117,689
6.25% 1/15/36	100,000	100,548
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.85% 1/15/27	310,000	310,106
Lazard Group LLC
3.63% 3/1/27	100,000	94,197
3.75% 2/13/25	100,000	98,080
Legg Mason, Inc.
4.75% 3/15/26	150,000	153,259
5.63% 1/15/44	100,000	102,639
Mastercard, Inc.
1.90% 3/15/31	100,000	85,385
2.00% 3/3/25	200,000	192,456
2.95% 11/21/26	150,000	146,376
2.95% 6/1/29	150,000	140,544
2.95% 3/15/51	45,000	34,909
3.30% 3/26/27	600,000	589,572
3.65% 6/1/49	150,000	131,911
3.80% 11/21/46	100,000	90,302
Morgan Stanley Domestic Holdings, Inc.
3.80% 8/24/27	35,000	33,422
4.50% 6/20/28	100,000	100,039
Nasdaq, Inc.
2.50% 12/21/40	200,000	139,320
3.85% 6/30/26	45,000	44,687
3.95% 3/7/52	100,000	81,264
NASDAQ, Inc. 1.65% 1/15/31	200,000	156,553
Nomura Holdings, Inc.
1.85% 7/16/25	300,000	274,691
2.33% 1/22/27	200,000	177,080
2.61% 7/14/31	200,000	159,513
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Nomura Holdings, Inc. (continued)
2.68% 7/16/30	200,000	$ 163,587
2.71% 1/22/29	200,000	170,723
3.00% 1/22/32	200,000	162,439
3.10% 1/16/30	250,000	212,654
5.39% 7/6/27	200,000	200,079
ORIX Corp.
2.25% 3/9/31	100,000	83,609
3.25% 12/4/24	100,000	98,395
3.70% 7/18/27	100,000	96,875
Private Export Funding Corp. 2.45% 7/15/24	250,000	245,853
Raymond James Financial, Inc.
3.75% 4/1/51	250,000	203,277
4.95% 7/15/46	50,000	48,726
Stifel Financial Corp. 4.00% 5/15/30	500,000	464,115
Synchrony Financial
2.88% 10/28/31	125,000	94,728
3.70% 8/4/26	200,000	185,178
4.25% 8/15/24	150,000	149,069
4.38% 3/19/24	35,000	34,787
4.50% 7/23/25	100,000	97,292
5.15% 3/19/29	50,000	46,778
Visa, Inc.
1.90% 4/15/27	500,000	461,194
2.00% 8/15/50	300,000	198,972
2.70% 4/15/40	100,000	80,401
2.75% 9/15/27	75,000	71,677
3.15% 12/14/25	350,000	344,542
4.15% 12/14/35	115,000	114,293
4.30% 12/14/45	530,000	523,548
Western Union Co.
1.35% 3/15/26	100,000	89,279
2.75% 3/15/31	100,000	81,980
2.85% 1/10/25	50,000	47,955
		24,183,108
Electric–1.98%
AEP Texas, Inc.
2.10% 7/1/30	100,000	83,151
3.45% 1/15/50	50,000	39,000
4.15% 5/1/49	100,000	85,424
AEP Transmission Co. LLC
3.75% 12/1/47	100,000	84,957
4.50% 6/15/52	40,000	38,304
AES Corp.
1.38% 1/15/26	190,000	167,565
2.45% 1/15/31	250,000	201,067
Alabama Power Co.
1.45% 9/15/30	250,000	202,877
3.05% 3/15/32	65,000	59,389

LVIP SSGA Bond Index Fund–28

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Alabama Power Co. (continued)
3.70% 12/1/47	100,000	$ 83,359
3.75% 3/1/45	150,000	123,710
4.30% 1/2/46	150,000	136,645
4.30% 7/15/48	65,000	59,389
6.13% 5/15/38	100,000	109,719
Ameren Corp.
1.75% 3/15/28	100,000	86,157
3.65% 2/15/26	50,000	49,036
Ameren Illinois Co.
1.55% 11/15/30	40,000	32,528
3.70% 12/1/47	100,000	85,196
3.80% 5/15/28	100,000	98,158
American Electric Power Co., Inc.
0.75% 11/1/23	35,000	33,662
1.00% 11/1/25	125,000	112,393
2.30% 3/1/30	50,000	42,071
3.20% 11/13/27	100,000	94,452
3.25% 3/1/50	65,000	46,654
Appalachian Power Co.
2.70% 4/1/31	250,000	215,676
3.70% 5/1/50	100,000	79,453
Arizona Public Service Co.
2.95% 9/15/27	50,000	46,906
3.15% 5/15/25	100,000	98,050
3.35% 5/15/50	70,000	51,386
3.50% 12/1/49	100,000	74,568
4.25% 3/1/49	100,000	86,476
4.35% 11/15/45	100,000	86,117
4.50% 4/1/42	100,000	88,671
5.05% 9/1/41	100,000	93,788
Atlantic City Electric Co. 2.30% 3/15/31	50,000	43,151
Avangrid, Inc.
3.15% 12/1/24	150,000	146,495
3.80% 6/1/29	100,000	93,552
Avista Corp. 4.35% 6/1/48	100,000	94,276
Baltimore Gas & Electric Co.
2.90% 6/15/50	55,000	40,149
3.35% 7/1/23	100,000	99,694
3.50% 8/15/46	200,000	163,893
3.75% 8/15/47	100,000	85,309
6.35% 10/1/36	100,000	115,136
Berkshire Hathaway Energy Co.
1.65% 5/15/31	90,000	72,536
2.85% 5/15/51	150,000	106,349
3.25% 4/15/28	125,000	118,825
3.75% 11/15/23	200,000	201,307
3.80% 7/15/48	70,000	58,664
4.60% 5/1/53	150,000	143,790
5.15% 11/15/43	200,000	204,466
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Berkshire Hathaway Energy Co. (continued)
5.95% 5/15/37	125,000	$ 135,868
6.13% 4/1/36	247,000	272,839
Black Hills Corp.
3.05% 10/15/29	100,000	89,492
3.15% 1/15/27	100,000	95,367
3.88% 10/15/49	100,000	79,777
3.95% 1/15/26	50,000	49,615
4.20% 9/15/46	100,000	84,491
4.25% 11/30/23	100,000	100,296
CenterPoint Energy Houston Electric LLC
2.35% 4/1/31	85,000	73,904
2.40% 9/1/26	100,000	94,030
3.00% 2/1/27	100,000	95,780
3.35% 4/1/51	125,000	101,537
4.25% 2/1/49	50,000	47,144
CenterPoint Energy, Inc.
2.50% 9/1/24	100,000	96,659
2.95% 3/1/30	100,000	88,949
3.70% 9/1/49	100,000	79,742
Cleco Corporate Holdings LLC
3.74% 5/1/26	100,000	96,469
4.97% 5/1/46	70,000	65,943
Cleveland Electric Illuminating Co. 5.95% 12/15/36	100,000	105,652
CMS Energy Corp.
3.00% 5/15/26	40,000	38,313
μ3.75% 12/1/50	300,000	229,329
4.88% 3/1/44	100,000	95,067
Commonwealth Edison Co.
2.20% 3/1/30	100,000	86,803
2.55% 6/15/26	100,000	95,885
2.75% 9/1/51	285,000	202,700
3.13% 3/15/51	100,000	76,744
3.20% 11/15/49	145,000	113,461
3.65% 6/15/46	100,000	84,768
3.70% 8/15/28	45,000	43,884
4.00% 3/1/48	250,000	224,729
6.45% 1/15/38	100,000	116,262
Connecticut Light & Power Co.
0.75% 12/1/25	50,000	44,987
4.15% 6/1/45	75,000	69,791
4.30% 4/15/44	130,000	120,455
Consolidated Edison Co. of New York, Inc.
3.00% 12/1/60	160,000	109,292
3.60% 6/15/61	200,000	157,586
3.70% 11/15/59	85,000	66,969
3.80% 5/15/28	100,000	98,185

LVIP SSGA Bond Index Fund–29

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Consolidated Edison Co. of New York, Inc. (continued)
3.95% 3/1/43	150,000	$ 128,739
4.00% 12/1/28	100,000	98,481
4.30% 12/1/56	100,000	87,616
4.45% 3/15/44	200,000	182,838
4.50% 12/1/45	100,000	91,012
4.63% 12/1/54	200,000	185,609
4.65% 12/1/48	100,000	94,341
5.50% 12/1/39	250,000	258,974
5.85% 3/15/36	100,000	107,584
6.30% 8/15/37	20,000	22,502
6.75% 4/1/38	25,000	29,186
Consolidated Edison, Inc. 0.65% 12/1/23	200,000	192,323
Constellation Energy Generation LLC
3.25% 6/1/25	60,000	57,464
5.60% 6/15/42	292,000	281,068
6.25% 10/1/39	100,000	102,231
Consumers Energy Co.
2.50% 5/1/60	85,000	55,033
3.25% 8/15/46	100,000	80,381
3.38% 8/15/23	200,000	200,248
3.95% 5/15/43	150,000	132,966
Dayton Power & Light Co. 3.95% 6/15/49	95,000	81,560
Delmarva Power & Light Co.
3.50% 11/15/23	150,000	150,382
4.15% 5/15/45	50,000	44,507
Dominion Energy South Carolina, Inc. 6.05% 1/15/38	225,000	250,521
Dominion Energy, Inc.
1.45% 4/15/26	40,000	36,171
2.25% 8/15/31	90,000	73,993
2.85% 8/15/26	60,000	56,863
φ3.07% 8/15/24	35,000	34,170
3.30% 4/15/41	30,000	23,533
3.38% 4/1/30	400,000	365,655
4.25% 6/1/28	250,000	245,903
4.60% 3/15/49	150,000	139,352
4.90% 8/1/41	60,000	57,594
5.95% 6/15/35	25,000	26,585
DTE Electric Co.
1.90% 4/1/28	160,000	142,596
2.25% 3/1/30	150,000	131,294
3.25% 4/1/51	70,000	56,317
3.65% 3/15/24	100,000	100,612
3.70% 6/1/46	50,000	43,334
3.75% 8/15/47	100,000	87,155
3.95% 3/1/49	70,000	62,743
4.05% 5/15/48	100,000	91,200
DTE Energy Co.
2.53% 10/1/24	75,000	72,226
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
DTE Energy Co. (continued)
2.85% 10/1/26	200,000	$ 189,080
3.40% 6/15/29	98,000	90,139
Duke Energy Carolinas LLC
2.55% 4/15/31	75,000	65,580
3.45% 4/15/51	90,000	73,179
3.95% 3/15/48	150,000	132,015
4.00% 9/30/42	150,000	133,194
5.30% 2/15/40	100,000	103,818
6.10% 6/1/37	170,000	186,947
Duke Energy Corp.
0.90% 9/15/25	65,000	58,821
2.45% 6/1/30	370,000	311,868
2.65% 9/1/26	165,000	154,531
3.15% 8/15/27	250,000	236,139
3.40% 6/15/29	65,000	59,393
3.95% 8/15/47	200,000	162,210
4.20% 6/15/49	65,000	54,233
4.80% 12/15/45	100,000	91,279
Duke Energy Florida LLC
1.75% 6/15/30	335,000	277,831
3.20% 1/15/27	150,000	146,343
3.85% 11/15/42	100,000	86,485
6.40% 6/15/38	300,000	350,786
Duke Energy Florida Project Finance LLC 2.54% 9/1/31	100,000	95,003
Duke Energy Indiana LLC
2.75% 4/1/50	125,000	88,502
3.25% 10/1/49	50,000	38,652
3.75% 5/15/46	150,000	127,019
6.12% 10/15/35	100,000	109,262
6.45% 4/1/39	130,000	147,515
Duke Energy Ohio, Inc.
3.65% 2/1/29	100,000	95,486
3.70% 6/15/46	68,000	56,744
4.30% 2/1/49	45,000	40,829
Duke Energy Progress LLC
3.38% 9/1/23	50,000	50,061
3.45% 3/15/29	70,000	66,576
3.70% 9/1/28	100,000	96,819
4.10% 3/15/43	100,000	89,662
6.30% 4/1/38	250,000	285,459
Edison International 3.55% 11/15/24	80,000	78,048
El Paso Electric Co. 5.00% 12/1/44	150,000	140,246
Emera U.S. Finance LP
0.83% 6/15/24	125,000	116,712
3.55% 6/15/26	100,000	95,708
4.75% 6/15/46	105,000	92,415
Enel Americas SA 4.00% 10/25/26	35,000	33,775
Enel Chile SA 4.88% 6/12/28	150,000	143,250

LVIP SSGA Bond Index Fund–30

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Enel Generacion Chile SA 4.25% 4/15/24	100,000	$ 98,301
Entergy Arkansas LLC
2.65% 6/15/51	65,000	45,046
3.35% 6/15/52	100,000	78,920
3.50% 4/1/26	60,000	59,187
3.70% 6/1/24	200,000	200,680
4.20% 4/1/49	100,000	92,128
Entergy Corp.
1.90% 6/15/28	85,000	72,922
2.40% 6/15/31	100,000	81,327
2.95% 9/1/26	90,000	85,299
Entergy Louisiana LLC
0.62% 11/17/23	45,000	43,349
1.60% 12/15/30	50,000	40,033
2.35% 6/15/32	100,000	83,572
2.40% 10/1/26	100,000	92,635
2.90% 3/15/51	75,000	54,057
3.10% 6/15/41	100,000	79,225
3.25% 4/1/28	150,000	140,981
4.00% 3/15/33	95,000	90,344
4.05% 9/1/23	150,000	150,723
4.20% 4/1/50	100,000	90,196
4.95% 1/15/45	110,000	105,013
Entergy Mississippi LLC
2.85% 6/1/28	50,000	46,043
3.50% 6/1/51	145,000	116,682
3.85% 6/1/49	25,000	21,411
Entergy Texas, Inc. 3.55% 9/30/49	50,000	39,854
Evergy Kansas Central, Inc.
2.55% 7/1/26	50,000	47,379
4.10% 4/1/43	300,000	262,912
4.25% 12/1/45	50,000	44,239
Evergy Metro, Inc.
2.25% 6/1/30	150,000	129,291
3.65% 8/15/25	250,000	247,338
4.20% 6/15/47	100,000	89,738
Eversource Energy
0.80% 8/15/25	200,000	180,517
2.55% 3/15/31	250,000	211,799
2.90% 10/1/24	100,000	97,759
2.90% 3/1/27	100,000	93,873
3.15% 1/15/25	100,000	97,975
3.30% 1/15/28	100,000	93,993
3.38% 3/1/32	100,000	89,905
3.80% 12/1/23	45,000	45,092
4.25% 4/1/29	75,000	73,078
Exelon Corp.
2.75% 3/15/27	100,000	93,479
3.35% 3/15/32	100,000	89,627
3.40% 4/15/26	100,000	97,029
4.10% 3/15/52	40,000	34,483
4.45% 4/15/46	100,000	90,351
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Exelon Corp. (continued)
4.95% 6/15/35	105,000	$ 102,336
5.10% 6/15/45	105,000	103,179
Florida Power & Light Co.
3.13% 12/1/25	250,000	247,747
3.15% 10/1/49	310,000	246,216
3.70% 12/1/47	100,000	87,882
3.80% 12/15/42	100,000	89,070
4.05% 6/1/42	150,000	138,882
4.13% 6/1/48	100,000	93,644
5.69% 3/1/40	50,000	55,416
5.95% 2/1/38	200,000	225,705
5.96% 4/1/39	100,000	113,560
Fortis, Inc. 3.06% 10/4/26	200,000	188,178
Georgia Power Co.
2.65% 9/15/29	105,000	92,405
3.25% 4/1/26	50,000	48,547
3.25% 3/15/51	285,000	209,257
3.70% 1/30/50	40,000	31,758
4.30% 3/15/42	200,000	173,938
4.30% 3/15/43	100,000	86,394
4.75% 9/1/40	100,000	91,615
Hydro-Quebec
8.05% 7/7/24	250,000	272,327
8.50% 12/1/29	115,000	149,703
Iberdrola International BV 6.75% 7/15/36	100,000	115,144
Indiana Michigan Power Co.
3.75% 7/1/47	100,000	82,403
3.85% 5/15/28	150,000	145,070
4.25% 8/15/48	50,000	44,309
Interstate Power & Light Co.
2.30% 6/1/30	25,000	21,273
3.50% 9/30/49	50,000	39,852
3.60% 4/1/29	200,000	190,455
6.25% 7/15/39	130,000	145,713
ITC Holdings Corp.
3.25% 6/30/26	90,000	86,491
3.35% 11/15/27	100,000	95,527
3.65% 6/15/24	75,000	74,284
Kentucky Utilities Co.
3.30% 6/1/50	105,000	81,881
5.13% 11/1/40	100,000	99,995
MidAmerican Energy Co.
3.10% 5/1/27	100,000	96,526
3.50% 10/15/24	100,000	99,944
3.65% 4/15/29	50,000	48,575
3.95% 8/1/47	100,000	89,051
4.25% 7/15/49	50,000	46,372
4.40% 10/15/44	100,000	94,903
5.75% 11/1/35	25,000	27,722
Mississippi Power Co. 3.95% 3/30/28	100,000	97,313

LVIP SSGA Bond Index Fund–31

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
National Rural Utilities Cooperative Finance Corp.
1.00% 6/15/26	250,000	$ 224,473
1.35% 3/15/31	125,000	97,419
2.40% 3/15/30	195,000	170,060
2.95% 2/7/24	60,000	59,375
3.05% 4/25/27	100,000	96,119
3.25% 11/1/25	100,000	97,533
4.02% 11/1/32	100,000	95,321
8.00% 3/1/32	150,000	186,778
Nevada Power Co.
2.40% 5/1/30	100,000	87,111
3.13% 8/1/50	65,000	48,121
3.70% 5/1/29	75,000	72,290
6.75% 7/1/37	100,000	116,219
NextEra Energy Capital Holdings, Inc.
1.88% 1/15/27	200,000	180,383
2.25% 6/1/30	470,000	394,675
2.44% 1/15/32	200,000	166,571
2.75% 11/1/29	320,000	282,884
3.00% 1/15/52	200,000	142,926
3.50% 4/1/29	150,000	140,000
4.45% 6/20/25	120,000	120,830
4.63% 7/15/27	200,000	202,730
5.00% 7/15/32	60,000	61,470
μ5.65% 5/1/79	100,000	87,870
Northern States Power Co.
2.25% 4/1/31	100,000	87,417
2.90% 3/1/50	60,000	45,100
3.20% 4/1/52	60,000	47,123
3.60% 5/15/46	50,000	42,742
3.60% 9/15/47	100,000	83,973
4.00% 8/15/45	100,000	88,160
5.35% 11/1/39	40,000	42,968
6.20% 7/1/37	100,000	116,479
NorthWestern Corp. 4.18% 11/15/44	150,000	130,403
NSTAR Electric Co.
1.95% 8/15/31	100,000	83,038
3.20% 5/15/27	100,000	96,410
Oglethorpe Power Corp.
3.75% 8/1/50	155,000	123,287
4.25% 4/1/46	75,000	62,459
5.95% 11/1/39	100,000	105,572
Ohio Edison Co. 6.88% 7/15/36	100,000	116,988
Ohio Power Co.
1.63% 1/15/31	100,000	80,423
4.15% 4/1/48	100,000	87,290
Oklahoma Gas & Electric Co.
3.30% 3/15/30	100,000	92,775
3.80% 8/15/28	100,000	97,018
4.15% 4/1/47	50,000	44,922
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Oncor Electric Delivery Co. LLC
0.55% 10/1/25	175,000	$ 157,877
2.75% 5/15/30	300,000	273,053
2.95% 4/1/25	100,000	97,698
3.70% 11/15/28	200,000	194,599
3.75% 4/1/45	100,000	85,837
4.10% 11/15/48	100,000	91,891
4.55% 12/1/41	150,000	145,927
5.30% 6/1/42	200,000	211,758
Pacific Gas & Electric Co.
1.70% 11/15/23	50,000	48,185
2.10% 8/1/27	85,000	71,253
2.50% 2/1/31	250,000	191,233
3.25% 2/16/24	90,000	87,657
3.25% 6/1/31	185,000	149,418
3.30% 8/1/40	150,000	103,420
3.45% 7/1/25	900,000	846,331
3.50% 8/1/50	410,000	273,861
4.20% 3/1/29	70,000	62,471
4.20% 6/1/41	115,000	84,211
4.40% 3/1/32	100,000	86,794
4.50% 7/1/40	600,000	465,014
4.95% 7/1/50	600,000	478,747
5.25% 3/1/52	100,000	82,366
PacifiCorp
3.50% 6/15/29	65,000	61,709
4.10% 2/1/42	100,000	88,630
4.13% 1/15/49	70,000	62,685
4.15% 2/15/50	100,000	90,170
5.75% 4/1/37	100,000	105,813
6.00% 1/15/39	100,000	109,709
6.35% 7/15/38	25,000	28,321
7.70% 11/15/31	100,000	123,118
PECO Energy Co.
2.80% 6/15/50	290,000	211,600
3.00% 9/15/49	40,000	30,304
3.05% 3/15/51	30,000	22,917
5.95% 10/1/36	100,000	114,194
Pinnacle West Capital Corp. 1.30% 6/15/25	50,000	45,729
Potomac Electric Power Co. 4.15% 3/15/43	100,000	90,659
PPL Electric Utilities Corp.
4.13% 6/15/44	100,000	89,582
6.25% 5/15/39	30,000	34,208
Progress Energy, Inc.
6.00% 12/1/39	50,000	52,666
7.75% 3/1/31	150,000	175,229
Public Service Co. of Colorado
1.88% 6/15/31	335,000	280,039
1.90% 1/15/31	150,000	126,660
2.70% 1/15/51	150,000	106,680
3.20% 3/1/50	65,000	51,026

LVIP SSGA Bond Index Fund–32

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Public Service Co. of Colorado (continued)
3.80% 6/15/47	200,000	$ 176,320
4.05% 9/15/49	50,000	45,070
6.25% 9/1/37	100,000	116,217
Public Service Electric & Gas Co.
0.95% 3/15/26	150,000	135,513
2.05% 8/1/50	100,000	62,240
3.00% 5/15/25	100,000	97,970
3.00% 3/1/51	100,000	75,734
3.20% 5/15/29	150,000	142,837
3.60% 12/1/47	50,000	42,290
3.70% 5/1/28	100,000	97,488
3.80% 3/1/46	100,000	87,747
3.85% 5/1/49	125,000	109,841
4.05% 5/1/48	100,000	90,778
5.50% 3/1/40	100,000	106,932
Public Service Enterprise Group, Inc.
0.80% 8/15/25	100,000	90,310
1.60% 8/15/30	100,000	79,424
2.88% 6/15/24	70,000	68,499
Puget Energy, Inc. 3.65% 5/15/25	200,000	195,800
Puget Sound Energy, Inc.
2.89% 9/15/51	105,000	76,868
4.22% 6/15/48	65,000	57,568
5.64% 4/15/41	80,000	84,390
5.80% 3/15/40	100,000	107,197
San Diego Gas & Electric Co.
1.70% 10/1/30	235,000	192,904
3.60% 9/1/23	200,000	201,293
4.10% 6/15/49	100,000	88,657
4.15% 5/15/48	100,000	91,203
6.00% 6/1/39	110,000	121,569
Sempra Energy
3.30% 4/1/25	140,000	136,776
3.40% 2/1/28	95,000	89,706
3.70% 4/1/29	180,000	169,038
3.80% 2/1/38	150,000	126,609
4.00% 2/1/48	95,000	78,999
6.00% 10/15/39	125,000	132,196
Sierra Pacific Power Co. 2.60% 5/1/26	200,000	190,216
Southern California Edison Co.
1.10% 4/1/24	75,000	71,347
2.25% 6/1/30	70,000	58,768
2.85% 8/1/29	155,000	137,344
3.65% 3/1/28	100,000	94,700
3.90% 3/15/43	100,000	80,252
4.00% 4/1/47	300,000	243,344
4.13% 3/1/48	150,000	123,406
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southern California Edison Co. (continued)
4.20% 3/1/29	100,000	$ 96,225
4.50% 9/1/40	100,000	88,934
4.65% 10/1/43	400,000	363,179
4.88% 3/1/49	100,000	90,585
5.95% 2/1/38	25,000	25,866
6.00% 1/15/34	200,000	215,264
6.05% 3/15/39	170,000	177,769
6.65% 4/1/29	100,000	106,793
Southern Co.
2.95% 7/1/23	75,000	74,286
3.25% 7/1/26	250,000	239,230
4.25% 7/1/36	85,000	77,835
φ4.48% 8/1/24	55,000	55,210
5.11% 8/1/27	100,000	100,831
Southern Power Co.
0.90% 1/15/26	125,000	111,627
4.15% 12/1/25	200,000	200,199
4.95% 12/15/46	100,000	91,926
5.25% 7/15/43	120,000	113,726
Southwestern Electric Power Co.
2.75% 10/1/26	150,000	140,327
3.85% 2/1/48	100,000	81,047
3.90% 4/1/45	300,000	240,128
6.20% 3/15/40	200,000	214,257
Southwestern Public Service Co. 4.40% 11/15/48	100,000	91,629
Tampa Electric Co.
4.10% 6/15/42	100,000	87,164
4.35% 5/15/44	50,000	45,679
4.45% 6/15/49	100,000	92,436
Tucson Electric Power Co. 1.50% 8/1/30	90,000	71,787
Union Electric Co.
2.63% 3/15/51	250,000	173,338
2.95% 6/15/27	100,000	95,504
3.50% 4/15/24	100,000	99,841
3.50% 3/15/29	100,000	95,585
3.65% 4/15/45	100,000	82,660
3.90% 9/15/42	100,000	88,452
4.00% 4/1/48	100,000	88,278
8.45% 3/15/39	80,000	107,500
Virginia Electric & Power Co.
2.30% 11/15/31	200,000	169,118
2.95% 11/15/26	100,000	95,251
2.95% 11/15/51	200,000	147,796
3.15% 1/15/26	70,000	67,968
3.30% 12/1/49	100,000	79,567
3.50% 3/15/27	150,000	146,460
3.80% 4/1/28	100,000	97,743
3.80% 9/15/47	100,000	85,740
4.00% 11/15/46	45,000	39,841

LVIP SSGA Bond Index Fund–33

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Virginia Electric & Power Co. (continued)
4.60% 12/1/48	115,000	$ 110,600
4.65% 8/15/43	150,000	142,897
6.00% 5/15/37	25,000	27,728
6.35% 11/30/37	100,000	115,332
8.88% 11/15/38	100,000	141,792
WEC Energy Group, Inc.
0.80% 3/15/24	60,000	56,975
1.38% 10/15/27	150,000	129,978
1.80% 10/15/30	150,000	120,733
Wisconsin Electric Power Co.
2.05% 12/15/24	50,000	48,219
4.30% 10/15/48	45,000	41,602
Wisconsin Power & Light Co. 1.95% 9/16/31	50,000	41,520
Wisconsin Public Service Corp. 4.75% 11/1/44	200,000	194,362
Xcel Energy, Inc.
0.50% 10/15/23	200,000	192,444
3.30% 6/1/25	100,000	98,148
3.35% 12/1/26	100,000	96,545
6.50% 7/1/36	100,000	113,334
		49,994,237
Electrical Components & Equipment–0.03%
Emerson Electric Co.
0.88% 10/15/26	135,000	119,242
1.80% 10/15/27	45,000	40,290
1.95% 10/15/30	100,000	84,336
2.00% 12/21/28	200,000	176,168
2.75% 10/15/50	30,000	21,603
2.80% 12/21/51	200,000	145,833
3.15% 6/1/25	150,000	148,472
5.25% 11/15/39	50,000	52,588
		788,532
Electronics–0.18%
Agilent Technologies, Inc.
2.10% 6/4/30	115,000	93,686
2.30% 3/12/31	250,000	203,665
Allegion PLC 3.50% 10/1/29	50,000	44,222
Allegion U.S. Holding Co., Inc.
3.20% 10/1/24	150,000	146,333
3.55% 10/1/27	150,000	137,917
Amphenol Corp.
2.20% 9/15/31	60,000	48,978
2.80% 2/15/30	200,000	175,093
3.20% 4/1/24	100,000	99,267
4.35% 6/1/29	75,000	73,677
Arrow Electronics, Inc. 3.88% 1/12/28	200,000	190,279
Avnet, Inc.
4.63% 4/15/26	50,000	50,275
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Avnet, Inc. (continued)
5.50% 6/1/32	100,000	$ 98,119
Flex Ltd.
3.75% 2/1/26	300,000	287,052
4.75% 6/15/25	125,000	125,930
4.88% 6/15/29	75,000	72,230
Fortive Corp.
3.15% 6/15/26	150,000	142,027
4.30% 6/15/46	50,000	43,609
Honeywell International, Inc.
1.10% 3/1/27	200,000	177,739
1.35% 6/1/25	125,000	117,651
1.75% 9/1/31	160,000	132,185
1.95% 6/1/30	250,000	214,661
2.30% 8/15/24	100,000	98,208
2.50% 11/1/26	200,000	190,774
2.70% 8/15/29	60,000	55,069
2.80% 6/1/50	100,000	76,956
3.35% 12/1/23	200,000	200,646
Hubbell, Inc.
2.30% 3/15/31	60,000	50,330
3.35% 3/1/26	150,000	146,152
Jabil, Inc.
1.70% 4/15/26	65,000	58,201
3.00% 1/15/31	50,000	41,990
3.60% 1/15/30	50,000	44,530
3.95% 1/12/28	110,000	104,824
4.25% 5/15/27	50,000	48,516
Keysight Technologies, Inc.
4.55% 10/30/24	250,000	253,182
4.60% 4/6/27	60,000	60,261
Trimble, Inc.
4.75% 12/1/24	100,000	100,485
4.90% 6/15/28	100,000	97,474
Tyco Electronics Group SA
2.50% 2/4/32	85,000	74,639
3.70% 2/15/26	100,000	99,523
		4,476,355
Entertainment–0.04%
Magallanes, Inc.
3.64% 3/15/25	200,000	193,702
3.76% 3/15/27	370,000	347,057
4.28% 3/15/32	285,000	254,716
5.05% 3/15/42	85,000	72,317
5.14% 3/15/52	85,000	71,345
5.39% 3/15/62	70,000	58,555
		997,692
Environmental Control–0.07%
Republic Services, Inc.
0.88% 11/15/25	50,000	45,261
1.45% 2/15/31	200,000	157,006
1.75% 2/15/32	100,000	78,743

LVIP SSGA Bond Index Fund–34

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control (continued)
Republic Services, Inc. (continued)
2.90% 7/1/26	110,000	$ 105,059
3.20% 3/15/25	250,000	245,166
3.38% 11/15/27	60,000	57,293
3.95% 5/15/28	150,000	147,050
Waste Connections, Inc.
2.20% 1/15/32	115,000	93,798
2.95% 1/15/52	115,000	82,483
3.20% 6/1/32	65,000	57,938
3.50% 5/1/29	150,000	140,795
Waste Management, Inc.
0.75% 11/15/25	20,000	18,272
1.15% 3/15/28	30,000	25,566
1.50% 3/15/31	30,000	23,869
2.50% 11/15/50	20,000	13,452
3.15% 11/15/27	100,000	95,868
4.15% 4/15/32	500,000	490,121
		1,877,740
Food–0.31%
Campbell Soup Co.
3.95% 3/15/25	150,000	149,621
4.15% 3/15/28	200,000	196,402
4.80% 3/15/48	65,000	60,417
Conagra Brands, Inc.
0.50% 8/11/23	60,000	57,833
1.38% 11/1/27	100,000	83,469
4.30% 5/1/24	75,000	75,287
4.60% 11/1/25	70,000	70,258
4.85% 11/1/28	165,000	162,733
5.30% 11/1/38	50,000	47,142
5.40% 11/1/48	105,000	99,161
8.25% 9/15/30	100,000	117,166
Flowers Foods, Inc.
2.40% 3/15/31	45,000	37,116
3.50% 10/1/26	105,000	100,649
General Mills, Inc.
2.25% 10/14/31	175,000	143,482
3.00% 2/1/51	95,000	69,027
3.20% 2/10/27	150,000	144,169
3.65% 2/15/24	111,000	111,384
4.00% 4/17/25	100,000	99,921
4.20% 4/17/28	75,000	74,410
Hershey Co.
1.70% 6/1/30	195,000	164,461
2.05% 11/15/24	50,000	48,559
2.30% 8/15/26	100,000	94,997
2.45% 11/15/29	50,000	44,778
3.13% 11/15/49	50,000	39,633
Hormel Foods Corp. 1.80% 6/11/30	85,000	71,267
Ingredion, Inc.
2.90% 6/1/30	200,000	173,329
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Ingredion, Inc. (continued)
3.20% 10/1/26	100,000	$ 95,528
3.90% 6/1/50	200,000	160,577
J M Smucker Co.
3.38% 12/15/27	100,000	95,576
3.50% 3/15/25	150,000	148,235
4.25% 3/15/35	100,000	92,407
4.38% 3/15/45	50,000	43,894
Kellogg Co.
2.65% 12/1/23	167,000	165,387
3.25% 4/1/26	95,000	92,410
3.40% 11/15/27	200,000	191,180
4.30% 5/15/28	150,000	150,035
4.50% 4/1/46	100,000	91,791
Koninklijke Ahold Delhaize NV 5.70% 10/1/40	145,000	151,494
Kroger Co.
1.70% 1/15/31	125,000	99,666
3.50% 2/1/26	100,000	98,899
4.45% 2/1/47	500,000	451,531
5.00% 4/15/42	100,000	96,669
6.90% 4/15/38	100,000	116,360
7.50% 4/1/31	250,000	296,508
McCormick & Co., Inc.
3.15% 8/15/24	100,000	98,000
3.40% 8/15/27	150,000	143,320
4.20% 8/15/47	20,000	17,632
Mondelez International, Inc.
1.50% 2/4/31	210,000	164,644
1.88% 10/15/32	180,000	139,562
2.63% 9/4/50	360,000	244,794
2.75% 4/13/30	135,000	118,559
Sysco Corp.
2.40% 2/15/30	35,000	29,848
3.25% 7/15/27	200,000	190,399
3.30% 7/15/26	100,000	96,712
3.30% 2/15/50	35,000	26,098
3.75% 10/1/25	125,000	123,975
4.45% 3/15/48	100,000	87,782
4.50% 4/1/46	75,000	66,723
4.85% 10/1/45	85,000	78,451
6.60% 4/1/50	350,000	403,610
Tyson Foods, Inc.
3.55% 6/2/27	155,000	148,529
3.95% 8/15/24	240,000	239,539
4.00% 3/1/26	65,000	64,582
4.35% 3/1/29	130,000	128,543
5.10% 9/28/48	40,000	40,043
		7,826,163
Forest Products & Paper–0.06%
Celulosa Arauco y Constitucion SA 4.50% 8/1/24	200,000	198,400

LVIP SSGA Bond Index Fund–35

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Forest Products & Paper (continued)
Fibria Overseas Finance Ltd. 5.50% 1/17/27	100,000	$ 99,150
Georgia-Pacific LLC 8.00% 1/15/24	250,000	264,836
International Paper Co.
4.80% 6/15/44	149,000	139,861
6.00% 11/15/41	135,000	140,135
7.30% 11/15/39	100,000	116,720
Suzano Austria GmbH
2.50% 9/15/28	125,000	101,563
3.75% 1/15/31	205,000	165,538
6.00% 1/15/29	200,000	198,234
		1,424,437
Gas–0.15%
Atmos Energy Corp.
1.50% 1/15/31	250,000	199,974
2.63% 9/15/29	250,000	222,867
3.00% 6/15/27	65,000	62,296
3.38% 9/15/49	55,000	43,891
4.13% 10/15/44	150,000	132,802
4.13% 3/15/49	155,000	140,348
CenterPoint Energy Resources Corp.
1.75% 10/1/30	275,000	223,351
4.00% 4/1/28	100,000	97,380
4.10% 9/1/47	45,000	39,791
5.85% 1/15/41	115,000	124,837
National Fuel Gas Co. 3.95% 9/15/27	200,000	186,657
NiSource, Inc.
0.95% 8/15/25	145,000	130,242
1.70% 2/15/31	175,000	136,802
2.95% 9/1/29	100,000	88,576
3.49% 5/15/27	100,000	95,725
3.95% 3/30/48	150,000	124,428
4.38% 5/15/47	100,000	88,001
4.80% 2/15/44	100,000	89,511
5.25% 2/15/43	59,000	56,954
ONE Gas, Inc.
3.61% 2/1/24	100,000	99,880
4.66% 2/1/44	50,000	45,176
Piedmont Natural Gas Co., Inc.
3.50% 6/1/29	100,000	93,053
3.64% 11/1/46	50,000	39,592
4.65% 8/1/43	50,000	45,888
Southern California Gas Co.
2.95% 4/15/27	110,000	104,124
3.15% 9/15/24	100,000	99,437
3.95% 2/15/50	50,000	43,146
4.13% 6/1/48	100,000	87,575
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
Southern Co. Gas Capital Corp.
1.75% 1/15/31	250,000	$ 197,621
4.40% 6/1/43	100,000	86,812
4.40% 5/30/47	200,000	174,316
5.88% 3/15/41	70,000	73,709
Southwest Gas Corp.
3.18% 8/15/51	140,000	97,775
3.70% 4/1/28	100,000	94,375
Washington Gas Light Co.
3.65% 9/15/49	40,000	33,083
3.80% 9/15/46	70,000	59,752
		3,759,747
Hand Machine Tools–0.03%
Kennametal, Inc. 2.80% 3/1/31	125,000	101,174
Snap-on, Inc. 4.10% 3/1/48	85,000	76,882
Stanley Black & Decker, Inc.
2.75% 11/15/50	300,000	205,747
3.40% 3/1/26	145,000	142,342
5.20% 9/1/40	100,000	100,383
		626,528
Health Care Products–0.28%
Abbott Laboratories
1.15% 1/30/28	45,000	39,205
1.40% 6/30/30	40,000	33,348
3.40% 11/30/23	210,000	210,481
3.75% 11/30/26	340,000	341,766
3.88% 9/15/25	120,000	121,180
4.75% 11/30/36	400,000	423,791
4.90% 11/30/46	400,000	419,161
6.00% 4/1/39	50,000	56,457
6.15% 11/30/37	50,000	59,357
Baxter International, Inc.
1.32% 11/29/24	200,000	187,754
1.73% 4/1/31	65,000	51,425
1.92% 2/1/27	200,000	179,105
2.54% 2/1/32	200,000	168,833
2.60% 8/15/26	150,000	140,345
3.13% 12/1/51	150,000	108,412
3.50% 8/15/46	100,000	78,457
Boston Scientific Corp.
1.90% 6/1/25	65,000	61,396
2.65% 6/1/30	100,000	87,256
3.45% 3/1/24	33,000	32,956
4.55% 3/1/39	100,000	93,342
4.70% 3/1/49	105,000	100,288
7.38% 1/15/40	201,000	249,182
Danaher Corp.
2.60% 10/1/50	190,000	133,775
2.80% 12/10/51	200,000	144,076
3.35% 9/15/25	125,000	123,495

LVIP SSGA Bond Index Fund–36

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Danaher Corp. (continued)
4.38% 9/15/45	115,000	$ 106,598
DH Europe Finance II Sarl
2.60% 11/15/29	65,000	58,285
3.25% 11/15/39	100,000	82,955
Koninklijke Philips NV
5.00% 3/15/42	100,000	96,168
6.88% 3/11/38	50,000	57,251
Medtronic, Inc.
4.38% 3/15/35	108,000	107,692
4.63% 3/15/45	479,000	480,353
PerkinElmer, Inc.
2.25% 9/15/31	180,000	142,234
2.55% 3/15/31	210,000	172,285
3.30% 9/15/29	95,000	84,210
3.63% 3/15/51	160,000	120,994
Smith & Nephew PLC 2.03% 10/14/30	100,000	79,569
Stryker Corp.
0.60% 12/1/23	40,000	38,359
1.95% 6/15/30	300,000	249,174
3.38% 5/15/24	150,000	149,211
3.38% 11/1/25	100,000	98,233
3.50% 3/15/26	75,000	73,603
3.65% 3/7/28	200,000	194,770
4.38% 5/15/44	100,000	89,822
4.63% 3/15/46	95,000	89,779
Thermo Fisher Scientific, Inc.
0.80% 10/18/23	235,000	227,677
1.22% 10/18/24	260,000	246,321
4.10% 8/15/47	100,000	93,517
5.30% 2/1/44	200,000	214,460
		6,998,363
Health Care Services–0.69%
Advocate Health & Hospitals Corp.
3.39% 10/15/49	100,000	82,470
3.83% 8/15/28	35,000	34,499
4.27% 8/15/48	30,000	28,749
Aetna, Inc.
3.88% 8/15/47	145,000	119,780
6.63% 6/15/36	100,000	112,843
6.75% 12/15/37	100,000	114,364
AHS Hospital Corp.
2.78% 7/1/51	40,000	28,412
5.02% 7/1/45	50,000	53,043
Ascension Health
3.11% 11/15/39	45,000	37,060
3.95% 11/15/46	185,000	171,619
Banner Health
1.90% 1/1/31	40,000	33,323
2.34% 1/1/30	75,000	66,194
2.91% 1/1/51	50,000	37,316
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Baylor Scott & White Holdings
1.78% 11/15/30	25,000	$ 20,597
2.84% 11/15/50	45,000	32,938
3.97% 11/15/46	50,000	45,738
4.19% 11/15/45	95,000	88,515
BHSH System Obligated Group 3.49% 7/15/49	50,000	41,402
Bon Secours Mercy Health, Inc.
2.10% 6/1/31	25,000	20,892
3.21% 6/1/50	25,000	18,637
Children's Health System of Texas 2.51% 8/15/50	105,000	71,068
Children's Hospital Corp. 4.12% 1/1/47	65,000	61,196
Children's Hospital Medical Center 4.27% 5/15/44	50,000	47,119
City of Hope 4.38% 8/15/48	75,000	69,728
CommonSpirit Health
1.55% 10/1/25	35,000	32,285
2.76% 10/1/24	30,000	29,210
2.78% 10/1/30	65,000	56,175
3.35% 10/1/29	40,000	36,921
3.82% 10/1/49	40,000	33,349
3.91% 10/1/50	150,000	120,397
4.19% 10/1/49	70,000	58,783
4.35% 11/1/42	400,000	361,298
Dartmouth-Hitchcock Health 4.18% 8/1/48	100,000	90,458
Duke University Health System, Inc. 3.92% 6/1/47	75,000	68,238
Elevance Health, Inc.
1.50% 3/15/26	200,000	182,630
2.25% 5/15/30	50,000	42,725
2.38% 1/15/25	65,000	62,577
2.55% 3/15/31	200,000	172,697
3.13% 5/15/50	65,000	49,066
3.35% 12/1/24	150,000	147,929
3.50% 8/15/24	250,000	249,101
3.60% 3/15/51	115,000	93,319
4.10% 3/1/28	350,000	346,369
4.10% 5/15/32	200,000	194,573
4.38% 12/1/47	125,000	115,046
4.55% 3/1/48	350,000	330,957
4.63% 5/15/42	100,000	94,959
4.65% 1/15/43	125,000	119,031
4.65% 8/15/44	100,000	94,992
Hackensack Meridian Health, Inc.
2.68% 9/1/41	250,000	190,729
4.50% 7/1/57	100,000	95,977
HCA, Inc.
2.38% 7/15/31	150,000	116,957

LVIP SSGA Bond Index Fund–37

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
HCA, Inc. (continued)
3.13% 3/15/27	70,000	$ 63,597
3.50% 7/15/51	150,000	102,440
3.63% 3/15/32	150,000	126,540
4.13% 6/15/29	485,000	442,216
4.38% 3/15/42	50,000	40,241
4.50% 2/15/27	160,000	153,824
4.63% 3/15/52	75,000	60,005
5.00% 3/15/24	265,000	266,194
5.13% 6/15/39	50,000	43,756
5.25% 4/15/25	185,000	185,288
5.25% 6/15/26	200,000	198,984
5.25% 6/15/49	200,000	172,250
5.50% 6/15/47	200,000	178,407
Humana, Inc.
0.65% 8/3/23	25,000	24,186
1.35% 2/3/27	55,000	48,088
2.15% 2/3/32	55,000	44,535
3.70% 3/23/29	125,000	118,331
4.63% 12/1/42	175,000	162,564
4.95% 10/1/44	300,000	291,635
Indiana University Health, Inc. Obligated Group 3.97% 11/1/48	55,000	50,324
Integris Baptist Medical Center, Inc. 3.88% 8/15/50	100,000	85,064
Johns Hopkins Health System Corp. 3.84% 5/15/46	70,000	63,459
Kaiser Foundation Hospitals
3.15% 5/1/27	125,000	121,451
3.27% 11/1/49	185,000	146,698
4.15% 5/1/47	105,000	97,977
Laboratory Corp. of America Holdings
3.25% 9/1/24	100,000	98,529
3.60% 9/1/27	100,000	96,240
4.70% 2/1/45	500,000	444,028
Mass General Brigham, Inc.
3.19% 7/1/49	50,000	38,486
3.34% 7/1/60	65,000	49,830
3.77% 7/1/48	40,000	34,876
Mayo Clinic
3.20% 11/15/61	200,000	151,556
4.13% 11/15/52	100,000	94,291
McLaren Health Care Corp. 4.39% 5/15/48	65,000	60,374
Memorial Sloan-Kettering Cancer Center
2.96% 1/1/50	110,000	83,965
4.20% 7/1/55	127,000	116,309
Mercy Health 4.30% 7/1/28	25,000	25,204
Methodist Hospital 2.71% 12/1/50	300,000	211,192
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Montefiore Obligated Group 5.25% 11/1/48	70,000	$ 60,092
Mount Sinai Hospitals Group, Inc. 3.98% 7/1/48	100,000	88,172
New York & Presbyterian Hospital
2.26% 8/1/40	50,000	35,935
3.95% 8/1/19	35,000	27,029
4.02% 8/1/45	75,000	68,208
4.06% 8/1/56	50,000	45,992
Northwell Healthcare, Inc.
3.98% 11/1/46	250,000	217,189
4.26% 11/1/47	150,000	137,485
Novant Health, Inc.
3.17% 11/1/51	85,000	65,997
3.32% 11/1/61	70,000	52,708
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.67% 10/1/50	120,000	83,975
NYU Langone Hospitals
3.38% 7/1/55	100,000	75,842
4.37% 7/1/47	100,000	92,593
Orlando Health Obligated Group
3.33% 10/1/50	125,000	97,216
4.09% 10/1/48	45,000	41,221
PeaceHealth Obligated Group
1.38% 11/15/25	60,000	55,227
3.22% 11/15/50	65,000	48,791
Providence St Joseph Health Obligated Group
2.70% 10/1/51	75,000	50,910
2.75% 10/1/26	100,000	96,056
3.74% 10/1/47	100,000	85,939
Quest Diagnostics, Inc.
3.45% 6/1/26	55,000	53,562
3.50% 3/30/25	300,000	295,357
4.20% 6/30/29	100,000	97,207
RWJ Barnabas Health, Inc.
3.48% 7/1/49	100,000	82,337
3.95% 7/1/46	50,000	45,157
Seattle Children's Hospital 2.72% 10/1/50	185,000	130,896
SSM Health Care Corp. 3.82% 6/1/27	71,000	70,718
Stanford Health Care 3.80% 11/15/48	30,000	26,226
Sutter Health
1.32% 8/15/25	100,000	92,308
2.29% 8/15/30	110,000	94,434
3.16% 8/15/40	100,000	78,563
3.36% 8/15/50	110,000	84,387

LVIP SSGA Bond Index Fund–38

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Texas Health Resources 4.33% 11/15/55	30,000	$ 29,103
Toledo Hospital 5.75% 11/15/38	200,000	206,334
Trinity Health Corp.
2.63% 12/1/40	50,000	37,221
4.13% 12/1/45	25,000	23,011
UnitedHealth Group, Inc.
0.55% 5/15/24	135,000	128,497
1.15% 5/15/26	200,000	181,324
1.25% 1/15/26	180,000	166,013
2.00% 5/15/30	265,000	227,082
2.30% 5/15/31	200,000	173,214
2.38% 8/15/24	70,000	68,515
2.75% 5/15/40	250,000	194,714
2.88% 8/15/29	155,000	142,895
2.90% 5/15/50	250,000	187,231
2.95% 10/15/27	250,000	240,091
3.05% 5/15/41	200,000	161,192
3.25% 5/15/51	200,000	156,930
3.38% 4/15/27	150,000	147,554
3.45% 1/15/27	100,000	98,539
3.50% 2/15/24	40,000	40,171
3.50% 8/15/39	115,000	100,267
3.70% 12/15/25	40,000	39,895
3.70% 8/15/49	135,000	115,135
3.75% 10/15/47	200,000	172,827
3.85% 6/15/28	200,000	198,736
3.88% 12/15/28	50,000	49,731
3.88% 8/15/59	150,000	129,564
4.00% 5/15/29	195,000	193,148
4.20% 1/15/47	55,000	51,229
4.25% 3/15/43	100,000	93,501
4.25% 6/15/48	150,000	139,860
4.38% 3/15/42	100,000	95,062
4.63% 11/15/41	200,000	196,804
6.50% 6/15/37	150,000	179,213
6.63% 11/15/37	100,000	120,893
6.88% 2/15/38	100,000	123,832
Universal Health Services, Inc.
1.65% 9/1/26	65,000	56,372
2.65% 1/15/32	50,000	38,911
Willis-Knighton Medical Center 3.07% 3/1/51	100,000	71,878
Yale-New Haven Health Services Corp. 2.50% 7/1/50	50,000	34,444
		17,305,846
Home Builders–0.03%
DR Horton, Inc.
1.40% 10/15/27	250,000	209,760
2.50% 10/15/24	200,000	191,258
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Home Builders (continued)
MDC Holdings, Inc. 3.97% 8/6/61	200,000	$ 115,076
NVR, Inc. 3.00% 5/15/30	195,000	168,001
		684,095
Home Furnishings–0.02%
Harman International Industries, Inc. 4.15% 5/15/25	100,000	100,491
Leggett & Platt, Inc.
3.50% 11/15/27	100,000	95,538
3.50% 11/15/51	150,000	113,825
Whirlpool Corp.
4.50% 6/1/46	70,000	59,215
4.60% 5/15/50	150,000	128,673
4.75% 2/26/29	60,000	60,007
		557,749
Household Products Wares–0.06%
Avery Dennison Corp.
0.85% 8/15/24	40,000	37,740
2.25% 2/15/32	100,000	79,222
4.88% 12/6/28	100,000	100,166
Church & Dwight Co., Inc.
3.15% 8/1/27	100,000	95,679
3.95% 8/1/47	100,000	87,445
Clorox Co.
3.10% 10/1/27	150,000	143,500
3.90% 5/15/28	100,000	98,473
4.60% 5/1/32	200,000	200,899
Kimberly-Clark Corp.
1.05% 9/15/27	85,000	74,206
2.88% 2/7/50	45,000	34,089
3.05% 8/15/25	50,000	49,124
3.20% 7/30/46	50,000	40,024
3.90% 5/4/47	100,000	89,130
5.30% 3/1/41	200,000	212,427
6.63% 8/1/37	100,000	121,608
		1,463,732
Insurance–0.82%
Aflac, Inc.
1.13% 3/15/26	105,000	94,733
4.00% 10/15/46	300,000	258,540
4.75% 1/15/49	100,000	96,429
Alleghany Corp. 4.90% 9/15/44	95,000	90,380
Allied World Assurance Co. Holdings Ltd. 4.35% 10/29/25	100,000	98,643
Allstate Corp.
0.75% 12/15/25	65,000	58,496
1.45% 12/15/30	100,000	79,444
3.28% 12/15/26	150,000	146,961

LVIP SSGA Bond Index Fund–39

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Allstate Corp. (continued)
4.20% 12/15/46	150,000	$ 136,436
4.50% 6/15/43	100,000	93,564
5.55% 5/9/35	150,000	162,218
μ5.75% 8/15/53	225,000	197,156
American Financial Group, Inc. 4.50% 6/15/47	150,000	126,388
American International Group, Inc.
2.50% 6/30/25	200,000	190,610
3.90% 4/1/26	600,000	587,871
4.38% 6/30/50	130,000	115,277
4.75% 4/1/48	200,000	187,056
4.80% 7/10/45	100,000	93,083
Aon Corp.
2.80% 5/15/30	150,000	131,120
3.75% 5/2/29	100,000	94,451
Aon Corp./Aon Global Holdings PLC
2.05% 8/23/31	100,000	80,313
2.85% 5/28/27	70,000	65,652
2.90% 8/23/51	100,000	69,389
3.90% 2/28/52	85,000	69,522
Aon Global Ltd.
3.50% 6/14/24	100,000	99,382
3.88% 12/15/25	100,000	98,897
4.00% 11/27/23	150,000	150,611
4.75% 5/15/45	100,000	92,100
Arch Capital Finance LLC
4.01% 12/15/26	100,000	98,071
5.03% 12/15/46	100,000	94,132
Arch Capital Group Ltd. 3.64% 6/30/50	140,000	108,850
Arch Capital Group U.S., Inc. 5.14% 11/1/43	105,000	101,933
Aspen Insurance Holdings Ltd. 4.65% 11/15/23	100,000	100,922
Assurant, Inc.
4.20% 9/27/23	75,000	75,516
4.90% 3/27/28	100,000	99,776
Assured Guaranty U.S. Holdings, Inc. 5.00% 7/1/24	66,000	67,719
Athene Holding Ltd.
3.50% 1/15/31	20,000	16,932
3.95% 5/25/51	125,000	92,992
4.13% 1/12/28	150,000	141,045
AXA SA 8.60% 12/15/30	200,000	234,486
AXIS Specialty Finance LLC 3.90% 7/15/29	100,000	94,231
Berkshire Hathaway Finance Corp.
1.45% 10/15/30	160,000	129,970
2.30% 3/15/27	200,000	188,910
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Berkshire Hathaway Finance Corp. (continued)
2.50% 1/15/51	140,000	$ 94,693
2.85% 10/15/50	180,000	129,581
2.88% 3/15/32	200,000	179,297
3.85% 3/15/52	200,000	171,211
4.25% 1/15/49	100,000	92,102
4.30% 5/15/43	100,000	92,671
4.40% 5/15/42	100,000	94,146
5.75% 1/15/40	100,000	110,067
Berkshire Hathaway, Inc.
3.13% 3/15/26	215,000	210,680
4.50% 2/11/43	250,000	238,410
Brighthouse Financial, Inc.
3.70% 6/22/27	250,000	234,139
4.70% 6/22/47	200,000	159,189
Brown & Brown, Inc.
2.38% 3/15/31	85,000	67,287
4.20% 3/17/32	65,000	59,166
4.50% 3/15/29	100,000	97,700
4.95% 3/17/52	100,000	87,717
Chubb Corp.
6.00% 5/11/37	100,000	115,283
6.50% 5/15/38	200,000	234,539
Chubb INA Holdings, Inc.
1.38% 9/15/30	415,000	331,177
3.35% 5/3/26	95,000	92,906
4.15% 3/13/43	100,000	90,636
Cincinnati Financial Corp. 6.92% 5/15/28	100,000	112,823
CNA Financial Corp.
2.05% 8/15/30	20,000	16,084
3.90% 5/1/29	40,000	37,556
3.95% 5/15/24	125,000	125,034
4.50% 3/1/26	100,000	100,091
Enstar Group Ltd. 3.10% 9/1/31	95,000	75,763
Everest Reinsurance Holdings, Inc.
3.50% 10/15/50	50,000	37,917
4.87% 6/1/44	100,000	93,182
Fairfax Financial Holdings Ltd. 3.38% 3/3/31	180,000	155,584
Fidelity National Financial, Inc.
3.40% 6/15/30	50,000	43,746
4.50% 8/15/28	150,000	144,601
First American Financial Corp. 4.60% 11/15/24	100,000	99,643
Globe Life, Inc. 2.15% 8/15/30	500,000	408,557
Hanover Insurance Group, Inc.
2.50% 9/1/30	145,000	121,009
4.50% 4/15/26	100,000	99,659

LVIP SSGA Bond Index Fund–40

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.
2.80% 8/19/29	70,000	$ 62,415
2.90% 9/15/51	100,000	69,415
3.60% 8/19/49	55,000	43,657
4.30% 4/15/43	43,000	38,054
4.40% 3/15/48	100,000	90,448
6.10% 10/1/41	50,000	54,313
Kemper Corp.
3.80% 2/23/32	100,000	88,357
4.35% 2/15/25	70,000	69,735
✱Lincoln National Corp. 4.00% 9/1/23	500,000	502,612
Loews Corp.
4.13% 5/15/43	200,000	170,782
6.00% 2/1/35	100,000	108,311
Manulife Financial Corp.
μ4.06% 2/24/32	250,000	231,165
4.15% 3/4/26	100,000	98,723
5.38% 3/4/46	100,000	106,447
Markel Corp.
5.00% 4/5/46	250,000	235,695
5.00% 5/20/49	65,000	62,075
Marsh & McLennan Cos., Inc.
2.25% 11/15/30	105,000	88,598
2.38% 12/15/31	90,000	75,337
2.90% 12/15/51	110,000	77,213
3.50% 3/10/25	150,000	148,055
3.75% 3/14/26	75,000	74,223
3.88% 3/15/24	100,000	100,217
4.20% 3/1/48	100,000	88,423
4.35% 1/30/47	45,000	40,693
4.38% 3/15/29	195,000	192,722
4.75% 3/15/39	55,000	53,813
4.90% 3/15/49	90,000	88,221
Mercury General Corp. 4.40% 3/15/27	50,000	48,845
MetLife, Inc.
3.00% 3/1/25	150,000	147,152
4.05% 3/1/45	150,000	132,474
4.37% 9/15/23	367,000	371,380
4.60% 5/13/46	200,000	193,721
5.70% 6/15/35	50,000	54,578
5.88% 2/6/41	100,000	108,624
6.38% 6/15/34	100,000	115,874
6.40% 12/15/66	100,000	100,526
6.50% 12/15/32	100,000	115,691
10.75% 8/1/69	150,000	198,965
Old Republic International Corp.
3.85% 6/11/51	200,000	150,953
4.88% 10/1/24	100,000	101,549
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Principal Financial Group, Inc.
3.10% 11/15/26	300,000	$ 284,753
3.40% 5/15/25	100,000	97,887
3.70% 5/15/29	50,000	47,026
Progressive Corp.
2.50% 3/15/27	40,000	37,809
3.00% 3/15/32	50,000	44,786
3.70% 3/15/52	25,000	20,944
4.13% 4/15/47	200,000	181,332
4.20% 3/15/48	150,000	137,637
Prudential Financial, Inc.
μ3.70% 10/1/50	535,000	447,822
3.70% 3/13/51	250,000	208,720
3.88% 3/27/28	65,000	63,460
3.91% 12/7/47	163,000	140,539
4.35% 2/25/50	250,000	230,176
4.42% 3/27/48	100,000	92,532
μ4.50% 9/15/47	215,000	191,453
μ5.20% 3/15/44	100,000	94,537
6.63% 6/21/40	200,000	230,670
Prudential PLC 3.63% 3/24/32	200,000	185,355
Reinsurance Group of America, Inc.
3.15% 6/15/30	70,000	61,839
3.95% 9/15/26	30,000	29,520
4.70% 9/15/23	150,000	151,294
RenaissanceRe Finance, Inc. 3.45% 7/1/27	130,000	123,773
RenaissanceRe Holdings Ltd. 3.60% 4/15/29	100,000	93,612
Swiss Re America Holding Corp. 7.00% 2/15/26	100,000	110,028
Transatlantic Holdings, Inc. 8.00% 11/30/39	100,000	128,840
Travelers Cos., Inc.
3.75% 5/15/46	50,000	43,141
4.00% 5/30/47	80,000	70,843
4.05% 3/7/48	200,000	180,189
4.10% 3/4/49	100,000	90,326
4.60% 8/1/43	250,000	237,105
6.25% 6/15/37	100,000	117,449
6.75% 6/20/36	100,000	121,104
Trinity Acquisition PLC 4.40% 3/15/26	100,000	99,076
Unum Group
4.00% 6/15/29	145,000	136,634
4.13% 6/15/51	200,000	147,503
5.75% 8/15/42	50,000	46,740
Voya Financial, Inc.
3.65% 6/15/26	100,000	96,807
4.80% 6/15/46	60,000	55,829
5.70% 7/15/43	100,000	101,565

LVIP SSGA Bond Index Fund–41

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
W R Berkley Corp.
3.55% 3/30/52	150,000	$ 115,211
4.00% 5/12/50	105,000	87,617
Willis North America, Inc.
2.95% 9/15/29	65,000	55,725
3.60% 5/15/24	100,000	98,498
3.88% 9/15/49	70,000	54,303
4.50% 9/15/28	150,000	143,980
4.65% 6/15/27	100,000	98,364
XLIT Ltd. 5.25% 12/15/43	200,000	211,944
		20,810,401
Internet–0.40%
Alibaba Group Holding Ltd.
2.13% 2/9/31	200,000	165,368
3.15% 2/9/51	200,000	136,507
3.25% 2/9/61	200,000	132,416
3.40% 12/6/27	210,000	200,634
4.00% 12/6/37	100,000	86,357
4.20% 12/6/47	400,000	331,121
4.40% 12/6/57	200,000	164,090
Alphabet, Inc.
0.45% 8/15/25	90,000	82,718
0.80% 8/15/27	200,000	173,735
1.10% 8/15/30	130,000	106,694
1.90% 8/15/40	100,000	71,686
2.00% 8/15/26	250,000	236,718
2.05% 8/15/50	130,000	87,153
2.25% 8/15/60	400,000	259,886
3.38% 2/25/24	200,000	201,118
Amazon.com, Inc.
0.45% 5/12/24	115,000	109,342
0.80% 6/3/25	635,000	591,199
1.00% 5/12/26	250,000	227,351
1.20% 6/3/27	90,000	80,078
1.50% 6/3/30	165,000	137,094
1.65% 5/12/28	250,000	221,520
2.10% 5/12/31	250,000	214,164
2.50% 6/3/50	80,000	56,383
2.70% 6/3/60	365,000	247,225
2.80% 8/22/24	75,000	74,405
2.88% 5/12/41	250,000	200,085
3.00% 4/13/25	250,000	247,461
3.10% 5/12/51	250,000	196,866
3.15% 8/22/27	500,000	486,137
3.25% 5/12/61	250,000	190,065
3.30% 4/13/27	250,000	245,264
3.60% 4/13/32	500,000	481,458
3.80% 12/5/24	500,000	505,223
3.88% 8/22/37	115,000	109,010
3.95% 4/13/52	200,000	184,785
4.05% 8/22/47	635,000	594,362
4.25% 8/22/57	205,000	192,327
5.20% 12/3/25	100,000	104,922
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Baidu, Inc.
3.88% 9/29/23	200,000	$ 200,735
4.13% 6/30/25	200,000	199,869
4.38% 3/29/28	200,000	196,593
Booking Holdings, Inc.
3.55% 3/15/28	150,000	144,573
3.60% 6/1/26	200,000	197,183
4.63% 4/13/30	300,000	298,285
eBay, Inc. 1.90% 3/11/25	140,000	131,506
Expedia Group, Inc.
2.95% 3/15/31	80,000	63,632
3.25% 2/15/30	35,000	29,189
3.80% 2/15/28	100,000	91,136
4.63% 8/1/27	90,000	86,468
JD.com, Inc. 3.88% 4/29/26	200,000	195,871
Weibo Corp. 3.38% 7/8/30	300,000	243,698
		10,211,665
Investment Companies–0.14%
Ares Capital Corp.
2.88% 6/15/27	150,000	125,201
3.20% 11/15/31	250,000	181,652
3.25% 7/15/25	100,000	92,446
3.88% 1/15/26	250,000	229,585
4.20% 6/10/24	60,000	58,910
4.25% 3/1/25	100,000	95,616
Blackstone Private Credit Fund
2.63% 12/15/26	200,000	167,566
2.70% 1/15/25	150,000	136,870
4.00% 1/15/29	200,000	163,889
Blackstone Secured Lending Fund 2.75% 9/16/26	250,000	218,279
FS KKR Capital Corp.
1.65% 10/12/24	150,000	133,442
3.13% 10/12/28	150,000	119,635
3.40% 1/15/26	200,000	177,510
4.13% 2/1/25	150,000	142,247
Goldman Sachs BDC, Inc. 2.88% 1/15/26	100,000	90,139
Golub Capital BDC, Inc.
2.50% 8/24/26	145,000	121,369
3.38% 4/15/24	375,000	360,074
Main Street Capital Corp. 3.00% 7/14/26	165,000	143,974
Owl Rock Capital Corp.
2.88% 6/11/28	200,000	157,051
3.40% 7/15/26	200,000	175,660
3.75% 7/22/25	100,000	92,488
5.25% 4/15/24	60,000	59,771
Prospect Capital Corp. 3.71% 1/22/26	200,000	177,178

LVIP SSGA Bond Index Fund–42

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies (continued)
Sixth Street Specialty Lending, Inc. 2.50% 8/1/26	125,000	$ 109,148
		3,529,700
Iron & Steel–0.05%
Nucor Corp.
2.00% 6/1/25	15,000	14,116
2.70% 6/1/30	15,000	12,978
2.98% 12/15/55	400,000	270,639
3.95% 5/1/28	100,000	96,598
Steel Dynamics, Inc.
1.65% 10/15/27	25,000	21,460
2.40% 6/15/25	50,000	47,296
2.80% 12/15/24	50,000	48,799
3.25% 1/15/31	60,000	52,066
3.25% 10/15/50	40,000	27,507
3.45% 4/15/30	75,000	66,789
Vale Overseas Ltd.
6.88% 11/21/36	350,000	375,725
6.88% 11/10/39	170,000	180,797
		1,214,770
Leisure Time–0.00%
Harley-Davidson, Inc.
3.50% 7/28/25	50,000	48,354
4.63% 7/28/45	50,000	38,457
		86,811
Lodging–0.05%
Choice Hotels International, Inc. 3.70% 12/1/29	100,000	89,919
Hyatt Hotels Corp.
4.38% 9/15/28	100,000	94,281
4.85% 3/15/26	50,000	49,800
Las Vegas Sands Corp.
2.90% 6/25/25	0	0
3.20% 8/8/24	0	0
3.50% 8/18/26	0	0
3.90% 8/8/29	0	0
Marriott International, Inc.
2.75% 10/15/33	250,000	196,595
2.85% 4/15/31	220,000	182,442
3.13% 6/15/26	100,000	95,413
3.50% 10/15/32	150,000	129,386
3.60% 4/15/24	75,000	74,303
3.75% 10/1/25	50,000	48,938
4.00% 4/15/28	100,000	95,632
4.63% 6/15/30	135,000	129,422
Sands China Ltd.
5.13% 8/8/25	0	0
5.40% 8/8/28	0	0
		1,186,131
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Construction & Mining–0.10%
Caterpillar Financial Services Corp.
0.45% 9/14/23	180,000	$ 174,547
0.45% 5/17/24	100,000	94,731
0.65% 7/7/23	200,000	195,057
0.80% 11/13/25	85,000	77,329
0.90% 3/2/26	250,000	226,656
2.15% 11/8/24	150,000	145,360
2.40% 8/9/26	100,000	94,993
2.85% 5/17/24	150,000	148,648
3.25% 12/1/24	150,000	148,929
3.40% 5/13/25	150,000	149,613
3.65% 12/7/23	100,000	100,565
Caterpillar, Inc.
1.90% 3/12/31	100,000	85,325
2.60% 9/19/29	150,000	136,845
3.80% 8/15/42	168,000	152,973
4.75% 5/15/64	250,000	252,696
6.05% 8/15/36	200,000	231,309
Oshkosh Corp. 4.60% 5/15/28	100,000	98,816
		2,514,392
Machinery Diversified–0.19%
CNH Industrial Capital LLC
1.88% 1/15/26	250,000	226,596
1.95% 7/2/23	65,000	63,526
4.20% 1/15/24	100,000	100,067
CNH Industrial NV 3.85% 11/15/27	105,000	98,862
Crane Holdings Co.
4.20% 3/15/48	100,000	81,540
4.45% 12/15/23	100,000	100,905
Deere & Co.
2.88% 9/7/49	65,000	51,077
3.90% 6/9/42	150,000	140,841
5.38% 10/16/29	100,000	107,800
Dover Corp.
2.95% 11/4/29	20,000	18,160
5.38% 3/1/41	100,000	100,354
Flowserve Corp. 3.50% 10/1/30	70,000	60,118
IDEX Corp. 3.00% 5/1/30	75,000	65,470
John Deere Capital Corp.
0.40% 10/10/23	90,000	87,130
0.45% 1/17/24	200,000	191,780
0.70% 7/5/23	100,000	97,550
0.70% 1/15/26	100,000	90,294
0.90% 1/10/24	120,000	115,832
1.25% 1/10/25	120,000	113,792
1.45% 1/15/31	70,000	56,976
1.50% 3/6/28	200,000	175,900
1.70% 1/11/27	200,000	182,524
2.05% 1/9/25	100,000	96,812
2.13% 3/7/25	25,000	24,139

LVIP SSGA Bond Index Fund–43

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
John Deere Capital Corp. (continued)
2.35% 3/8/27	50,000	$ 46,838
2.45% 1/9/30	85,000	76,091
2.60% 3/7/24	165,000	163,067
2.65% 6/24/24	115,000	113,498
2.65% 6/10/26	100,000	96,059
2.80% 9/8/27	100,000	95,420
2.80% 7/18/29	50,000	46,021
3.05% 1/6/28	100,000	95,928
3.45% 1/10/24	100,000	100,327
3.45% 3/7/29	120,000	115,911
nVent Finance Sarl 4.55% 4/15/28	100,000	96,627
Otis Worldwide Corp.
2.06% 4/5/25	105,000	99,435
2.29% 4/5/27	90,000	81,477
2.57% 2/15/30	105,000	90,705
3.11% 2/15/40	250,000	193,557
3.36% 2/15/50	145,000	109,627
Rockwell Automation, Inc.
3.50% 3/1/29	85,000	81,671
4.20% 3/1/49	70,000	64,065
Westinghouse Air Brake Technologies Corp. 3.20% 6/15/25	285,000	271,739
Xylem, Inc.
1.95% 1/30/28	115,000	101,568
3.25% 11/1/26	55,000	53,296
4.38% 11/1/46	50,000	44,610
		4,685,582
Media–0.84%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25% 1/15/29	115,000	94,492
3.50% 6/1/41	815,000	570,419
3.50% 3/1/42	160,000	111,030
3.75% 2/15/28	100,000	92,346
3.85% 4/1/61	70,000	46,034
3.90% 6/1/52	145,000	100,661
3.95% 6/30/62	250,000	167,008
4.20% 3/15/28	150,000	140,145
4.40% 4/1/33	125,000	111,605
4.50% 2/1/24	200,000	201,183
4.80% 3/1/50	445,000	352,600
4.91% 7/23/25	450,000	451,044
5.05% 3/30/29	100,000	96,246
5.13% 7/1/49	200,000	165,544
5.25% 4/1/53	200,000	169,003
5.38% 5/1/47	275,000	234,152
5.50% 4/1/63	200,000	169,880
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
5.75% 4/1/48	225,000	$ 201,680
6.38% 10/23/35	190,000	191,086
6.48% 10/23/45	565,000	549,276
Comcast Corp.
1.50% 2/15/31	200,000	160,738
1.95% 1/15/31	175,000	145,574
2.35% 1/15/27	105,000	97,876
2.45% 8/15/52	150,000	99,557
2.65% 2/1/30	100,000	89,481
2.65% 8/15/62	700,000	451,927
2.80% 1/15/51	140,000	99,051
2.89% 11/1/51	75,000	53,578
2.94% 11/1/56	269,000	186,927
2.99% 11/1/63	101,000	68,889
3.15% 3/1/26	350,000	340,682
3.15% 2/15/28	150,000	142,985
3.20% 7/15/36	150,000	127,005
3.25% 11/1/39	150,000	123,284
3.30% 2/1/27	250,000	242,994
3.30% 4/1/27	500,000	484,433
3.38% 2/15/25	425,000	421,380
3.38% 8/15/25	65,000	64,080
3.40% 7/15/46	110,000	87,872
3.45% 2/1/50	110,000	87,498
3.55% 5/1/28	150,000	145,402
3.70% 4/15/24	195,000	195,467
3.90% 3/1/38	150,000	135,658
3.95% 10/15/25	300,000	301,184
3.97% 11/1/47	362,000	313,029
4.00% 8/15/47	150,000	129,723
4.00% 3/1/48	150,000	130,395
4.00% 11/1/49	79,000	68,888
4.05% 11/1/52	258,000	225,472
4.15% 10/15/28	185,000	184,487
4.20% 8/15/34	83,000	79,827
4.25% 10/15/30	165,000	162,682
4.25% 1/15/33	200,000	196,490
4.40% 8/15/35	192,000	186,054
4.60% 10/15/38	195,000	189,075
4.65% 7/15/42	24,000	22,936
4.70% 10/15/48	190,000	183,944
4.95% 10/15/58	190,000	189,691
6.50% 11/15/35	200,000	233,415
Discovery Communications LLC
3.80% 3/13/24	100,000	99,467
3.90% 11/15/24	150,000	147,582
3.95% 6/15/25	100,000	97,771
3.95% 3/20/28	200,000	186,691
4.00% 9/15/55	323,000	226,263

LVIP SSGA Bond Index Fund–44

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Discovery Communications LLC (continued)
4.13% 5/15/29	70,000	$ 64,571
4.65% 5/15/50	400,000	314,545
4.90% 3/11/26	100,000	100,439
5.20% 9/20/47	215,000	184,422
5.30% 5/15/49	65,000	55,653
Fox Corp.
4.03% 1/25/24	100,000	100,009
4.71% 1/25/29	705,000	691,195
5.48% 1/25/39	75,000	72,812
5.58% 1/25/49	90,000	87,792
Grupo Televisa SAB
4.63% 1/30/26	200,000	199,736
6.63% 1/15/40	100,000	108,989
8.50% 3/11/32	200,000	247,780
NBCUniversal Media LLC 4.45% 1/15/43	175,000	161,791
Paramount Global
2.90% 1/15/27	100,000	92,073
4.00% 1/15/26	255,000	248,752
4.20% 5/19/32	50,000	44,101
4.38% 3/15/43	77,000	59,552
4.85% 7/1/42	150,000	124,474
4.90% 8/15/44	125,000	101,341
4.95% 1/15/31	400,000	380,804
5.85% 9/1/43	150,000	140,141
6.88% 4/30/36	125,000	130,494
7.88% 7/30/30	200,000	229,265
Thomson Reuters Corp.
3.35% 5/15/26	55,000	53,355
4.30% 11/23/23	200,000	202,433
Time Warner Cable LLC
5.50% 9/1/41	100,000	87,291
5.88% 11/15/40	100,000	91,639
6.55% 5/1/37	200,000	200,255
6.75% 6/15/39	450,000	447,396
7.30% 7/1/38	150,000	156,624
Time Warner Entertainment Co. LP 8.38% 7/15/33	200,000	231,334
TWDC Enterprises 18 Corp.
1.85% 7/30/26	95,000	87,735
2.95% 6/15/27	200,000	190,697
3.00% 2/13/26	300,000	291,147
3.00% 7/30/46	50,000	38,178
3.15% 9/17/25	100,000	98,377
3.70% 12/1/42	150,000	127,510
4.13% 12/1/41	100,000	90,859
4.13% 6/1/44	83,000	75,088
Walt Disney Co.
1.75% 8/30/24	200,000	192,739
1.75% 1/13/26	145,000	134,778
2.00% 9/1/29	335,000	287,884
2.65% 1/13/31	520,000	457,647
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Walt Disney Co. (continued)
2.75% 9/1/49	180,000	$ 128,483
3.38% 11/15/26	60,000	58,615
3.50% 5/13/40	200,000	170,497
3.60% 1/13/51	75,000	62,598
3.70% 10/15/25	40,000	39,957
3.80% 5/13/60	490,000	409,626
4.70% 3/23/50	500,000	493,135
4.75% 9/15/44	60,000	58,548
4.75% 11/15/46	50,000	49,732
4.95% 10/15/45	30,000	30,017
6.40% 12/15/35	229,000	266,524
6.65% 11/15/37	175,000	208,474
		21,282,741
Metal Fabricate & Hardware–0.02%
Precision Castparts Corp.
3.25% 6/15/25	100,000	99,625
3.90% 1/15/43	50,000	44,189
4.38% 6/15/45	100,000	94,792
Timken Co.
3.88% 9/1/24	70,000	69,428
4.13% 4/1/32	110,000	99,912
Valmont Industries, Inc.
5.00% 10/1/44	100,000	91,305
5.25% 10/1/54	100,000	95,393
		594,644
Mining–0.15%
AngloGold Ashanti Holdings PLC 3.38% 11/1/28	200,000	169,326
Barrick Gold Corp. 5.25% 4/1/42	300,000	295,263
Barrick North America Finance LLC 5.75% 5/1/43	150,000	156,120
Barrick PD Australia Finance Pty. Ltd. 5.95% 10/15/39	100,000	105,331
BHP Billiton Finance USA Ltd.
4.13% 2/24/42	125,000	116,441
5.00% 9/30/43	500,000	513,972
Kinross Gold Corp. 4.50% 7/15/27	400,000	389,648
Newmont Corp.
2.60% 7/15/32	200,000	165,040
4.88% 3/15/42	400,000	381,531
6.25% 10/1/39	100,000	110,129
Rio Tinto Alcan, Inc. 6.13% 12/15/33	150,000	170,216
Rio Tinto Finance USA Ltd.
2.75% 11/2/51	200,000	146,215
5.20% 11/2/40	100,000	104,146
7.13% 7/15/28	75,000	86,356

LVIP SSGA Bond Index Fund–45

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Rio Tinto Finance USA PLC 4.13% 8/21/42	150,000	$ 138,078
Southern Copper Corp.
5.25% 11/8/42	150,000	146,515
5.88% 4/23/45	69,000	71,415
6.75% 4/16/40	110,000	124,245
7.50% 7/27/35	200,000	236,602
Teck Resources Ltd. 3.90% 7/15/30	125,000	114,973
		3,741,562
Miscellaneous Manufacturing–0.18%
3M Co.
2.00% 2/14/25	100,000	96,304
2.38% 8/26/29	150,000	134,541
2.88% 10/15/27	150,000	144,254
3.00% 8/7/25	100,000	98,426
3.25% 2/14/24	100,000	99,822
3.25% 8/26/49	85,000	67,510
3.38% 3/1/29	100,000	96,315
3.63% 10/15/47	150,000	127,604
3.88% 6/15/44	150,000	130,207
4.00% 9/14/48	65,000	58,690
Carlisle Cos., Inc.
0.55% 9/1/23	20,000	19,290
2.20% 3/1/32	150,000	117,666
3.50% 12/1/24	95,000	93,909
3.75% 12/1/27	100,000	95,194
Eaton Corp.
3.10% 9/15/27	100,000	95,446
3.92% 9/15/47	100,000	85,587
4.15% 11/2/42	150,000	134,612
GE Capital Funding LLC 4.55% 5/15/32	250,000	241,136
GE Capital International Funding Co. Unlimited Co. 4.42% 11/15/35	854,000	797,632
General Electric Co. 6.75% 3/15/32	224,000	250,593
Illinois Tool Works, Inc.
2.65% 11/15/26	150,000	143,452
3.90% 9/1/42	150,000	133,282
4.88% 9/15/41	100,000	100,917
Parker-Hannifin Corp.
2.70% 6/14/24	35,000	34,155
3.25% 6/14/29	55,000	50,335
3.30% 11/21/24	60,000	59,230
4.00% 6/14/49	55,000	46,271
6.25% 5/15/38	350,000	381,481
Textron, Inc.
3.00% 6/1/30	100,000	86,983
3.38% 3/1/28	50,000	47,045
3.65% 3/15/27	50,000	48,198
3.88% 3/1/25	170,000	168,599
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
Trane Technologies Global Holding Co. Ltd.
3.75% 8/21/28	100,000	$ 94,415
4.30% 2/21/48	100,000	86,385
5.75% 6/15/43	100,000	103,551
		4,569,037
Office Business Equipment–0.01%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	180,000	160,368
3.57% 12/1/31	250,000	206,541
		366,909
Oil & Gas–0.94%
BP Capital Markets America, Inc.
1.75% 8/10/30	260,000	212,801
2.72% 1/12/32	210,000	180,766
2.77% 11/10/50	165,000	114,469
2.94% 6/4/51	320,000	228,800
3.00% 2/24/50	90,000	65,337
3.00% 3/17/52	100,000	72,035
3.02% 1/16/27	250,000	238,183
3.12% 5/4/26	75,000	72,738
3.38% 2/8/61	300,000	221,634
3.41% 2/11/26	200,000	196,361
3.79% 2/6/24	280,000	281,145
4.23% 11/6/28	400,000	397,256
BP Capital Markets PLC
3.28% 9/19/27	150,000	143,606
3.72% 11/28/28	90,000	87,203
Burlington Resources LLC 7.20% 8/15/31	100,000	118,608
Canadian Natural Resources Ltd.
2.05% 7/15/25	50,000	46,779
2.95% 7/15/30	50,000	43,869
3.80% 4/15/24	43,000	42,701
3.90% 2/1/25	200,000	197,876
4.95% 6/1/47	100,000	94,706
5.85% 2/1/35	200,000	202,888
6.25% 3/15/38	150,000	158,600
Cenovus Energy, Inc.
4.40% 4/15/29	150,000	144,525
5.40% 6/15/47	500,000	480,271
Chevron Corp.
1.55% 5/11/25	165,000	156,454
2.24% 5/11/30	125,000	109,701
2.90% 3/3/24	150,000	149,619
2.95% 5/16/26	200,000	194,907
3.33% 11/17/25	150,000	148,939
Chevron USA, Inc.
0.43% 8/11/23	60,000	58,318
0.69% 8/12/25	135,000	123,977

LVIP SSGA Bond Index Fund–46

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Chevron USA, Inc. (continued)
1.02% 8/12/27	85,000	$ 74,145
2.34% 8/12/50	125,000	86,218
3.25% 10/15/29	100,000	94,911
3.85% 1/15/28	150,000	148,985
CNOOC Finance 2013 Ltd. 4.25% 5/9/43	400,000	344,486
CNOOC Finance 2015 Australia Pty. Ltd. 4.20% 5/5/45	200,000	169,675
CNOOC Finance 2015 USA LLC 3.50% 5/5/25	200,000	198,976
CNOOC Petroleum North America ULC
6.40% 5/15/37	150,000	165,759
7.50% 7/30/39	200,000	242,496
ConocoPhillips 6.50% 2/1/39	380,000	445,950
ConocoPhillips Co.
2.13% 3/8/24	200,000	196,061
2.40% 3/7/25	200,000	193,019
3.80% 3/15/52	110,000	94,129
4.03% 3/15/62	107,000	90,614
4.30% 11/15/44	150,000	137,276
6.95% 4/15/29	200,000	228,876
Coterra Energy, Inc.
3.90% 5/15/27	215,000	206,139
4.38% 3/15/29	50,000	49,043
Devon Energy Corp.
4.50% 1/15/30	325,000	306,995
4.75% 5/15/42	100,000	90,689
5.00% 6/15/45	70,000	64,914
5.60% 7/15/41	100,000	99,331
5.85% 12/15/25	150,000	156,130
Diamondback Energy, Inc.
3.13% 3/24/31	95,000	82,741
3.25% 12/1/26	110,000	107,320
3.50% 12/1/29	200,000	183,193
4.25% 3/15/52	60,000	49,761
4.40% 3/24/51	70,000	59,606
EOG Resources, Inc.
3.90% 4/1/35	150,000	138,435
4.15% 1/15/26	100,000	100,763
Equinor ASA
1.75% 1/22/26	220,000	204,991
2.38% 5/22/30	200,000	175,278
2.65% 1/15/24	100,000	98,870
3.25% 11/18/49	110,000	87,219
3.63% 9/10/28	150,000	146,584
3.95% 5/15/43	250,000	221,835
4.80% 11/8/43	150,000	149,792
5.10% 8/17/40	200,000	207,345
Exxon Mobil Corp.
2.02% 8/16/24	200,000	194,861
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Exxon Mobil Corp. (continued)
2.28% 8/16/26	200,000	$ 189,590
2.44% 8/16/29	700,000	629,757
3.00% 8/16/39	200,000	163,278
3.04% 3/1/26	750,000	735,596
3.10% 8/16/49	200,000	156,169
3.57% 3/6/45	200,000	168,696
4.11% 3/1/46	165,000	150,454
4.33% 3/19/50	400,000	377,074
Helmerich & Payne, Inc. 2.90% 9/29/31	45,000	38,564
Hess Corp.
4.30% 4/1/27	150,000	146,218
5.60% 2/15/41	200,000	194,859
5.80% 4/1/47	150,000	149,597
7.13% 3/15/33	100,000	111,300
7.30% 8/15/31	250,000	279,792
Marathon Oil Corp.
4.40% 7/15/27	100,000	97,631
6.60% 10/1/37	100,000	105,773
Marathon Petroleum Corp.
3.63% 9/15/24	250,000	247,337
3.80% 4/1/28	120,000	113,625
4.50% 4/1/48	50,000	42,041
5.13% 12/15/26	150,000	153,503
6.50% 3/1/41	145,000	158,267
Phillips 66
0.90% 2/15/24	70,000	66,656
1.30% 2/15/26	40,000	35,976
3.30% 3/15/52	65,000	48,379
3.90% 3/15/28	200,000	194,271
4.65% 11/15/34	350,000	339,690
4.88% 11/15/44	180,000	174,574
5.88% 5/1/42	250,000	271,665
Phillips 66 Co.
3.15% 12/15/29	100,000	89,815
3.55% 10/1/26	100,000	97,117
3.75% 3/1/28	50,000	47,527
4.68% 2/15/45	40,000	36,959
4.90% 10/1/46	100,000	94,761
Pioneer Natural Resources Co.
1.13% 1/15/26	115,000	102,753
1.90% 8/15/30	200,000	163,344
2.15% 1/15/31	90,000	74,100
Shell International Finance BV
0.38% 9/15/23	200,000	193,625
2.50% 9/12/26	150,000	142,509
2.75% 4/6/30	315,000	284,278
2.88% 5/10/26	400,000	386,157
3.25% 5/11/25	350,000	345,705
3.25% 4/6/50	500,000	393,966

LVIP SSGA Bond Index Fund–47

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Shell International Finance BV (continued)
3.75% 9/12/46	150,000	$ 128,087
4.00% 5/10/46	350,000	311,665
4.13% 5/11/35	156,000	148,541
4.38% 5/11/45	167,000	155,264
5.50% 3/25/40	100,000	107,224
6.38% 12/15/38	300,000	348,235
Suncor Energy, Inc.
3.75% 3/4/51	70,000	56,382
4.00% 11/15/47	70,000	59,788
5.95% 5/15/35	200,000	207,486
6.50% 6/15/38	250,000	276,396
6.80% 5/15/38	100,000	112,236
6.85% 6/1/39	100,000	113,212
7.15% 2/1/32	25,000	28,334
TotalEnergies Capital Canada Ltd. 2.75% 7/15/23	300,000	297,809
TotalEnergies Capital International SA
2.43% 1/10/25	100,000	97,233
2.83% 1/10/30	100,000	90,602
2.99% 6/29/41	200,000	157,559
3.13% 5/29/50	200,000	152,880
3.39% 6/29/60	200,000	152,467
3.46% 2/19/29	200,000	190,377
3.46% 7/12/49	100,000	80,831
3.70% 1/15/24	100,000	100,293
TotalEnergies Capital SA 3.88% 10/11/28	200,000	196,810
Valero Energy Corp.
2.15% 9/15/27	250,000	222,515
4.00% 4/1/29	100,000	94,599
4.00% 6/1/52	55,000	43,873
4.35% 6/1/28	175,000	170,173
4.90% 3/15/45	150,000	136,702
6.63% 6/15/37	300,000	325,940
7.50% 4/15/32	100,000	115,012
		23,749,956
Oil & Gas Services–0.09%
Baker Hughes Holdings LLC 5.13% 9/15/40	200,000	195,983
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
1.23% 12/15/23	80,000	77,665
2.06% 12/15/26	200,000	183,447
3.34% 12/15/27	250,000	236,043
4.08% 12/15/47	200,000	169,079
4.49% 5/1/30	30,000	29,569
Halliburton Co.
2.92% 3/1/30	150,000	132,467
3.80% 11/15/25	7,000	6,930
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Halliburton Co. (continued)
4.75% 8/1/43	200,000	$ 177,746
4.85% 11/15/35	100,000	96,155
5.00% 11/15/45	283,000	259,513
7.45% 9/15/39	200,000	233,148
NOV, Inc. 3.95% 12/1/42	150,000	110,024
Schlumberger Finance Canada Ltd. 1.40% 9/17/25	125,000	115,924
Schlumberger Investment SA
2.65% 6/26/30	150,000	132,036
3.65% 12/1/23	204,000	204,686
		2,360,415
Packaging & Containers–0.06%
Amcor Flexibles North America, Inc. 2.69% 5/25/31	230,000	187,661
Berry Global, Inc. 1.57% 1/15/26	575,000	512,739
Packaging Corp. of America
3.00% 12/15/29	50,000	44,684
3.05% 10/1/51	45,000	31,870
3.40% 12/15/27	70,000	67,524
4.05% 12/15/49	25,000	20,711
WestRock MWV LLC 8.20% 1/15/30	150,000	178,689
WRKCo, Inc.
3.00% 9/15/24	100,000	97,713
3.75% 3/15/25	100,000	99,106
3.90% 6/1/28	50,000	48,193
4.00% 3/15/28	100,000	97,552
4.20% 6/1/32	50,000	47,231
		1,433,673
Pharmaceuticals–1.33%
AbbVie, Inc.
2.60% 11/21/24	260,000	251,670
2.95% 11/21/26	250,000	236,887
3.20% 5/14/26	200,000	192,656
3.20% 11/21/29	525,000	482,969
3.60% 5/14/25	600,000	590,243
3.80% 3/15/25	500,000	495,997
4.05% 11/21/39	250,000	222,933
4.25% 11/21/49	525,000	466,059
4.30% 5/14/36	150,000	140,896
4.40% 11/6/42	300,000	272,640
4.45% 5/14/46	200,000	181,422
4.50% 5/14/35	600,000	582,336
4.55% 3/15/35	250,000	243,174
4.63% 10/1/42	125,000	115,323
4.85% 6/15/44	250,000	238,881
AmerisourceBergen Corp.
2.70% 3/15/31	200,000	171,337
2.80% 5/15/30	50,000	43,707
3.40% 5/15/24	250,000	248,001

LVIP SSGA Bond Index Fund–48

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AmerisourceBergen Corp. (continued)
3.45% 12/15/27	100,000	$ 96,314
4.30% 12/15/47	100,000	90,015
Astrazeneca Finance LLC
0.70% 5/28/24	160,000	151,618
1.20% 5/28/26	65,000	58,801
2.25% 5/28/31	55,000	47,877
AstraZeneca PLC
0.70% 4/8/26	200,000	177,933
1.38% 8/6/30	200,000	164,163
2.13% 8/6/50	95,000	63,430
3.00% 5/28/51	30,000	23,804
3.13% 6/12/27	150,000	144,242
3.38% 11/16/25	150,000	148,534
3.50% 8/17/23	100,000	100,283
4.00% 1/17/29	105,000	104,562
4.00% 9/18/42	150,000	138,178
4.38% 11/16/45	95,000	91,433
4.38% 8/17/48	125,000	122,530
6.45% 9/15/37	250,000	300,195
Becton Dickinson & Co.
1.96% 2/11/31	165,000	133,185
3.36% 6/6/24	68,000	67,298
3.70% 6/6/27	196,000	189,406
3.73% 12/15/24	96,000	95,557
3.79% 5/20/50	200,000	165,023
4.67% 6/6/47	125,000	116,936
Bristol-Myers Squibb Co.
0.54% 11/13/23	100,000	96,508
0.75% 11/13/25	150,000	136,707
1.13% 11/13/27	150,000	131,906
1.45% 11/13/30	90,000	73,939
2.35% 11/13/40	65,000	48,081
2.55% 11/13/50	90,000	63,672
2.90% 7/26/24	396,000	392,219
2.95% 3/15/32	70,000	64,122
3.20% 6/15/26	120,000	118,295
3.25% 8/1/42	100,000	82,396
3.40% 7/26/29	217,000	209,466
3.55% 3/15/42	45,000	39,532
3.70% 3/15/52	105,000	90,686
3.90% 2/20/28	250,000	250,306
3.90% 3/15/62	95,000	82,348
4.13% 6/15/39	585,000	558,738
4.25% 10/26/49	210,000	197,207
4.35% 11/15/47	200,000	190,579
4.55% 2/20/48	250,000	244,560
Cardinal Health, Inc.
3.08% 6/15/24	100,000	98,374
3.41% 6/15/27	250,000	240,403
3.75% 9/15/25	100,000	98,806
4.37% 6/15/47	100,000	84,974
4.90% 9/15/45	100,000	90,603
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cigna Corp.
0.61% 3/15/24	80,000	$ 76,184
1.25% 3/15/26	135,000	121,784
2.38% 3/15/31	120,000	101,277
2.40% 3/15/30	150,000	129,172
3.05% 10/15/27	395,000	371,087
3.20% 3/15/40	105,000	82,883
3.25% 4/15/25	400,000	392,195
3.40% 3/15/50	85,000	64,877
3.40% 3/15/51	80,000	61,535
3.75% 7/15/23	99,000	99,215
3.88% 10/15/47	150,000	123,681
4.13% 11/15/25	340,000	340,373
4.38% 10/15/28	200,000	198,456
4.80% 8/15/38	145,000	141,038
4.90% 12/15/48	145,000	139,178
6.13% 11/15/41	300,000	332,512
CVS Health Corp.
1.30% 8/21/27	415,000	357,587
1.75% 8/21/30	250,000	200,235
1.88% 2/28/31	160,000	128,124
2.63% 8/15/24	65,000	63,546
2.70% 8/21/40	85,000	61,367
2.88% 6/1/26	250,000	237,913
3.00% 8/15/26	65,000	62,165
3.25% 8/15/29	85,000	77,593
3.63% 4/1/27	400,000	389,654
3.75% 4/1/30	200,000	187,071
3.88% 7/20/25	400,000	397,482
4.13% 4/1/40	300,000	261,854
4.30% 3/25/28	323,000	319,583
4.78% 3/25/38	810,000	766,710
4.88% 7/20/35	225,000	222,670
5.05% 3/25/48	585,000	559,990
5.13% 7/20/45	215,000	207,093
Eli Lilly & Co.
2.25% 5/15/50	250,000	176,698
2.50% 9/15/60	250,000	170,749
3.38% 3/15/29	65,000	63,621
GlaxoSmithKline Capital PLC
0.53% 10/1/23	125,000	120,762
3.00% 6/1/24	140,000	138,906
3.38% 6/1/29	165,000	159,184
GlaxoSmithKline Capital, Inc.
5.38% 4/15/34	100,000	109,796
6.38% 5/15/38	450,000	537,364
Johnson & Johnson
0.55% 9/1/25	250,000	230,574
0.95% 9/1/27	155,000	136,763
2.10% 9/1/40	335,000	244,802
2.45% 3/1/26	150,000	145,892
2.45% 9/1/60	165,000	111,861
2.63% 1/15/25	150,000	147,616
2.90% 1/15/28	150,000	144,916

LVIP SSGA Bond Index Fund–49

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Johnson & Johnson (continued)
2.95% 3/3/27	200,000	$ 194,971
3.40% 1/15/38	150,000	134,924
3.50% 1/15/48	95,000	84,317
3.55% 3/1/36	70,000	66,268
3.70% 3/1/46	80,000	73,644
3.75% 3/3/47	200,000	185,207
4.38% 12/5/33	183,000	189,229
4.85% 5/15/41	100,000	104,730
5.85% 7/15/38	100,000	115,616
McKesson Corp. 0.90% 12/3/25	145,000	130,981
Mead Johnson Nutrition Co.
4.13% 11/15/25	95,000	95,968
5.90% 11/1/39	50,000	55,841
Merck & Co., Inc.
0.75% 2/24/26	515,000	466,630
1.45% 6/24/30	105,000	87,240
1.70% 6/10/27	100,000	90,840
1.90% 12/10/28	100,000	88,869
2.15% 12/10/31	95,000	81,717
2.35% 6/24/40	145,000	108,847
2.45% 6/24/50	100,000	70,227
2.75% 2/10/25	400,000	395,220
2.75% 12/10/51	100,000	73,848
2.90% 3/7/24	90,000	89,437
2.90% 12/10/61	55,000	39,053
3.40% 3/7/29	200,000	193,188
3.60% 9/15/42	100,000	87,522
3.90% 3/7/39	200,000	189,008
4.00% 3/7/49	135,000	124,202
4.15% 5/18/43	242,000	229,481
Mylan, Inc.
4.55% 4/15/28	150,000	142,994
5.20% 4/15/48	150,000	119,781
5.40% 11/29/43	133,000	111,831
Novartis Capital Corp.
1.75% 2/14/25	150,000	144,676
2.00% 2/14/27	150,000	139,676
2.20% 8/14/30	150,000	132,216
2.75% 8/14/50	100,000	77,851
3.00% 11/20/25	250,000	246,934
3.10% 5/17/27	125,000	121,657
3.40% 5/6/24	250,000	250,998
3.70% 9/21/42	150,000	135,482
4.40% 5/6/44	250,000	249,682
Pfizer, Inc.
0.80% 5/28/25	125,000	116,384
1.70% 5/28/30	125,000	106,358
1.75% 8/18/31	100,000	83,628
2.55% 5/28/40	300,000	234,865
2.70% 5/28/50	115,000	87,532
2.75% 6/3/26	150,000	145,433
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Pfizer, Inc. (continued)
2.95% 3/15/24	150,000	$ 149,378
3.20% 9/15/23	150,000	150,023
3.45% 3/15/29	250,000	242,758
3.60% 9/15/28	250,000	248,150
3.90% 3/15/39	50,000	47,139
4.00% 12/15/36	100,000	97,191
4.00% 3/15/49	200,000	188,358
4.10% 9/15/38	150,000	144,748
4.20% 9/15/48	100,000	97,506
7.20% 3/15/39	300,000	392,418
Sanofi 3.63% 6/19/28	150,000	147,898
Shire Acquisitions Investments Ireland DAC
2.88% 9/23/23	120,000	118,657
3.20% 9/23/26	300,000	288,141
Takeda Pharmaceutical Co. Ltd.
2.05% 3/31/30	600,000	501,849
3.03% 7/9/40	200,000	153,928
3.18% 7/9/50	200,000	149,692
3.38% 7/9/60	200,000	145,913
5.00% 11/26/28	200,000	203,728
Utah Acquisition Sub, Inc.
3.95% 6/15/26	250,000	235,523
5.25% 6/15/46	160,000	129,054
Viatris, Inc.
1.65% 6/22/25	180,000	162,946
2.70% 6/22/30	95,000	76,243
4.00% 6/22/50	95,000	63,611
Wyeth LLC
5.95% 4/1/37	350,000	403,873
6.00% 2/15/36	100,000	115,584
6.50% 2/1/34	100,000	119,601
Zoetis, Inc.
3.00% 9/12/27	100,000	94,253
3.00% 5/15/50	145,000	107,188
3.90% 8/20/28	50,000	48,403
3.95% 9/12/47	100,000	87,275
4.45% 8/20/48	50,000	46,701
4.50% 11/13/25	200,000	202,575
4.70% 2/1/43	150,000	143,558
		33,567,329
Pipelines–0.80%
Boardwalk Pipelines LP
3.40% 2/15/31	45,000	38,368
4.45% 7/15/27	70,000	67,726
4.95% 12/15/24	50,000	50,343
5.95% 6/1/26	50,000	51,920
Cheniere Corpus Christi Holdings LLC
3.70% 11/15/29	230,000	210,381
5.13% 6/30/27	500,000	501,842

LVIP SSGA Bond Index Fund–50

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Columbia Pipeline Group, Inc.
4.50% 6/1/25	250,000	$ 252,058
5.80% 6/1/45	100,000	102,653
Enbridge, Inc.
0.55% 10/4/23	80,000	77,040
1.60% 10/4/26	110,000	97,920
2.50% 2/14/25	80,000	76,793
3.40% 8/1/51	140,000	105,228
3.50% 6/10/24	100,000	98,906
3.70% 7/15/27	200,000	191,538
4.00% 10/1/23	150,000	150,587
4.25% 12/1/26	100,000	98,965
4.50% 6/10/44	100,000	87,569
5.50% 12/1/46	100,000	102,857
Energy Transfer LP
2.90% 5/15/25	95,000	90,296
3.75% 5/15/30	105,000	94,628
3.90% 5/15/24	200,000	198,447
3.90% 7/15/26	100,000	96,088
4.00% 10/1/27	245,000	231,878
4.05% 3/15/25	100,000	98,494
4.20% 9/15/23	50,000	50,074
4.20% 4/15/27	150,000	143,993
4.40% 3/15/27	100,000	96,841
4.95% 6/15/28	75,000	73,904
5.00% 5/15/44	70,000	58,444
5.00% 5/15/50	315,000	268,047
5.15% 3/15/45	150,000	128,256
5.30% 4/1/44	200,000	173,485
5.30% 4/15/47	150,000	129,885
5.40% 10/1/47	245,000	214,957
5.80% 6/15/38	100,000	93,668
5.95% 12/1/25	100,000	103,500
5.95% 10/1/43	125,000	116,466
6.00% 6/15/48	100,000	93,941
6.50% 2/1/42	150,000	149,500
7.50% 7/1/38	200,000	214,226
Enterprise Products Operating LLC
2.80% 1/31/30	105,000	91,925
3.13% 7/31/29	150,000	134,990
3.20% 2/15/52	350,000	251,335
3.30% 2/15/53	85,000	61,828
3.70% 2/15/26	150,000	147,418
3.75% 2/15/25	340,000	335,929
3.90% 2/15/24	200,000	199,752
3.95% 2/15/27	245,000	241,076
4.15% 10/16/28	100,000	97,693
4.20% 1/31/50	100,000	83,388
4.25% 2/15/48	90,000	75,706
4.45% 2/15/43	125,000	108,883
4.80% 2/1/49	100,000	90,426
4.85% 8/15/42	200,000	183,391
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating LLC (continued)
4.85% 3/15/44	125,000	$ 113,878
4.90% 5/15/46	100,000	91,385
5.70% 2/15/42	150,000	150,927
5.95% 2/1/41	100,000	104,420
6.13% 10/15/39	50,000	52,843
7.55% 4/15/38	100,000	118,286
Kinder Morgan Energy Partners LP
3.50% 9/1/23	200,000	199,390
5.00% 3/1/43	250,000	218,718
5.80% 3/15/35	150,000	151,308
6.50% 9/1/39	100,000	103,048
6.55% 9/15/40	200,000	207,885
7.75% 3/15/32	200,000	233,211
Kinder Morgan, Inc.
1.75% 11/15/26	95,000	84,275
2.00% 2/15/31	140,000	112,004
3.25% 8/1/50	145,000	100,937
3.60% 2/15/51	280,000	206,159
4.30% 6/1/25	200,000	198,971
4.30% 3/1/28	200,000	194,563
5.20% 3/1/48	150,000	137,021
5.55% 6/1/45	200,000	188,359
Magellan Midstream Partners LP
3.95% 3/1/50	155,000	122,251
4.20% 10/3/47	100,000	82,259
4.25% 9/15/46	180,000	150,166
5.00% 3/1/26	100,000	102,233
MPLX LP
1.75% 3/1/26	70,000	63,024
2.65% 8/15/30	390,000	325,547
4.00% 3/15/28	175,000	166,238
4.13% 3/1/27	165,000	159,525
4.25% 12/1/27	50,000	48,249
4.50% 4/15/38	290,000	254,263
4.70% 4/15/48	115,000	96,673
4.88% 12/1/24	500,000	503,410
4.90% 4/15/58	50,000	41,260
5.20% 3/1/47	165,000	149,575
5.20% 12/1/47	90,000	80,849
ONEOK Partners LP
4.90% 3/15/25	100,000	100,833
6.13% 2/1/41	100,000	95,211
6.20% 9/15/43	178,000	167,190
6.65% 10/1/36	100,000	101,832
ONEOK, Inc.
2.20% 9/15/25	100,000	93,071
2.75% 9/1/24	150,000	145,042
3.10% 3/15/30	100,000	85,972
3.40% 9/1/29	150,000	132,421
4.00% 7/13/27	85,000	81,856

LVIP SSGA Bond Index Fund–51

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK, Inc. (continued)
4.45% 9/1/49	60,000	$ 47,786
4.50% 3/15/50	100,000	80,093
4.55% 7/15/28	150,000	145,020
4.95% 7/13/47	100,000	85,259
5.20% 7/15/48	75,000	66,496
Plains All American Pipeline LP/PAA Finance Corp.
4.30% 1/31/43	100,000	75,350
4.50% 12/15/26	100,000	98,277
4.65% 10/15/25	200,000	198,022
4.70% 6/15/44	600,000	474,695
5.15% 6/1/42	200,000	167,858
6.65% 1/15/37	125,000	124,741
Sabine Pass Liquefaction LLC
4.20% 3/15/28	70,000	67,323
4.50% 5/15/30	255,000	244,371
5.63% 3/1/25	545,000	555,848
Spectra Energy Partners LP
3.38% 10/15/26	145,000	137,910
4.50% 3/15/45	50,000	43,506
TC PipeLines LP 4.38% 3/13/25	150,000	150,792
Tennessee Gas Pipeline Co. LLC 7.63% 4/1/37	150,000	167,704
TransCanada PipeLines Ltd.
1.00% 10/12/24	120,000	111,929
2.50% 10/12/31	165,000	137,159
3.75% 10/16/23	150,000	150,159
4.25% 5/15/28	150,000	145,950
4.63% 3/1/34	200,000	191,905
4.75% 5/15/38	150,000	141,792
4.88% 1/15/26	100,000	101,524
4.88% 5/15/48	150,000	143,822
5.10% 3/15/49	150,000	148,119
6.10% 6/1/40	100,000	107,841
7.25% 8/15/38	100,000	118,742
7.63% 1/15/39	250,000	307,392
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	100,000	89,804
3.95% 5/15/50	200,000	166,009
4.00% 3/15/28	100,000	96,887
4.45% 8/1/42	100,000	88,414
4.60% 3/15/48	100,000	90,635
Valero Energy Partners LP 4.50% 3/15/28	100,000	98,557
Williams Cos., Inc.
2.60% 3/15/31	135,000	112,989
3.50% 11/15/30	150,000	135,190
3.75% 6/15/27	250,000	238,725
4.30% 3/4/24	195,000	195,844
4.55% 6/24/24	245,000	246,941
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Williams Cos., Inc. (continued)
4.85% 3/1/48	70,000	$ 63,316
5.75% 6/24/44	95,000	94,746
		20,157,432
Private Equity–0.01%
Brookfield Asset Management, Inc. 4.00% 1/15/25	150,000	149,287
		149,287
Real Estate–0.01%
CBRE Services, Inc. 4.88% 3/1/26	300,000	302,931
		302,931
Real Estate Investment Trusts–1.02%
Alexandria Real Estate Equities, Inc.
2.00% 5/18/32	125,000	98,723
2.75% 12/15/29	100,000	87,462
2.95% 3/15/34	40,000	33,285
3.00% 5/18/51	250,000	168,061
3.38% 8/15/31	60,000	53,131
3.45% 4/30/25	100,000	98,421
3.55% 3/15/52	70,000	52,386
3.95% 1/15/27	25,000	24,624
3.95% 1/15/28	100,000	96,804
4.00% 2/1/50	100,000	82,477
4.50% 7/30/29	110,000	107,130
American Campus Communities Operating Partnership LP
2.25% 1/15/29	75,000	69,450
2.85% 2/1/30	70,000	66,437
3.63% 11/15/27	55,000	53,966
3.88% 1/30/31	35,000	34,417
4.13% 7/1/24	100,000	100,533
American Homes 4 Rent LP
2.38% 7/15/31	80,000	63,791
3.63% 4/15/32	140,000	122,722
American Tower Corp.
0.60% 1/15/24	40,000	37,978
1.30% 9/15/25	25,000	22,633
1.50% 1/31/28	50,000	41,574
1.60% 4/15/26	100,000	89,373
1.88% 10/15/30	250,000	194,490
2.10% 6/15/30	25,000	20,021
2.70% 4/15/31	100,000	82,295
2.95% 1/15/25	100,000	96,548
2.95% 1/15/51	50,000	33,854
3.10% 6/15/50	300,000	207,387
3.13% 1/15/27	200,000	185,622

LVIP SSGA Bond Index Fund–52

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
American Tower Corp. (continued)
3.38% 10/15/26	200,000	$ 189,102
3.60% 1/15/28	100,000	93,501
3.65% 3/15/27	160,000	151,941
3.80% 8/15/29	265,000	243,239
4.00% 6/1/25	100,000	98,917
5.00% 2/15/24	100,000	101,170
AvalonBay Communities, Inc.
1.90% 12/1/28	100,000	86,978
2.45% 1/15/31	105,000	90,725
2.90% 10/15/26	50,000	47,441
3.20% 1/15/28	85,000	80,057
3.30% 6/1/29	60,000	55,741
3.45% 6/1/25	100,000	98,434
3.50% 11/15/24	200,000	197,596
3.50% 11/15/25	50,000	48,580
3.90% 10/15/46	50,000	43,563
4.15% 7/1/47	50,000	44,700
Boston Properties LP
2.45% 10/1/33	100,000	76,811
2.55% 4/1/32	150,000	119,377
2.75% 10/1/26	300,000	279,624
3.20% 1/15/25	100,000	97,533
3.40% 6/21/29	150,000	134,452
3.65% 2/1/26	100,000	97,082
4.50% 12/1/28	70,000	68,058
Brandywine Operating Partnership LP 3.95% 11/15/27	50,000	47,163
Brixmor Operating Partnership LP
3.85% 2/1/25	70,000	68,879
3.90% 3/15/27	100,000	95,653
4.05% 7/1/30	300,000	270,681
4.13% 6/15/26	50,000	48,811
Camden Property Trust
3.15% 7/1/29	125,000	114,210
3.35% 11/1/49	40,000	31,250
Corporate Office Properties LP
2.25% 3/15/26	90,000	81,569
2.75% 4/15/31	100,000	80,853
Crown Castle International Corp.
1.05% 7/15/26	200,000	173,049
2.10% 4/1/31	200,000	159,074
2.25% 1/15/31	40,000	32,445
2.90% 4/1/41	200,000	144,151
3.15% 7/15/23	110,000	108,804
3.20% 9/1/24	105,000	102,832
3.25% 1/15/51	150,000	107,600
3.65% 9/1/27	140,000	132,587
3.80% 2/15/28	150,000	141,521
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Crown Castle International Corp. (continued)
4.00% 3/1/27	40,000	$ 38,858
4.45% 2/15/26	365,000	361,238
4.75% 5/15/47	25,000	22,539
5.20% 2/15/49	100,000	95,802
CubeSmart LP
2.00% 2/15/31	160,000	127,201
3.00% 2/15/30	100,000	87,972
3.13% 9/1/26	50,000	47,544
4.38% 2/15/29	30,000	29,109
Digital Realty Trust LP
3.60% 7/1/29	65,000	58,744
3.70% 8/15/27	100,000	95,257
Duke Realty LP 1.75% 7/1/30	100,000	81,789
Equinix, Inc.
1.00% 9/15/25	250,000	223,977
1.25% 7/15/25	55,000	49,964
1.55% 3/15/28	125,000	105,140
2.15% 7/15/30	55,000	44,495
2.63% 11/18/24	125,000	119,903
2.90% 11/18/26	90,000	83,641
2.95% 9/15/51	250,000	168,684
3.00% 7/15/50	45,000	30,809
3.20% 11/18/29	90,000	79,950
3.90% 4/15/32	200,000	180,881
ERP Operating LP
2.50% 2/15/30	100,000	87,392
2.85% 11/1/26	140,000	132,774
3.00% 7/1/29	100,000	90,572
3.38% 6/1/25	100,000	98,021
4.15% 12/1/28	100,000	98,178
4.50% 7/1/44	150,000	142,590
4.50% 6/1/45	50,000	46,488
Essex Portfolio LP
1.65% 1/15/31	250,000	195,269
1.70% 3/1/28	210,000	180,435
3.00% 1/15/30	100,000	88,372
3.38% 4/15/26	50,000	48,270
3.63% 5/1/27	200,000	193,331
4.00% 3/1/29	100,000	95,460
Extra Space Storage LP
2.35% 3/15/32	180,000	142,683
3.90% 4/1/29	20,000	18,729
Federal Realty OP LP
1.25% 2/15/26	50,000	44,733
3.25% 7/15/27	100,000	94,009
3.95% 1/15/24	100,000	99,788
4.50% 12/1/44	100,000	88,611
GLP Capital LP/GLP Financing II, Inc.
3.25% 1/15/32	50,000	40,074
3.35% 9/1/24	85,000	81,230
4.00% 1/15/30	95,000	83,196

LVIP SSGA Bond Index Fund–53

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II, Inc. (continued)
4.00% 1/15/31	50,000	$ 43,121
5.25% 6/1/25	75,000	73,552
5.38% 11/1/23	75,000	75,124
5.38% 4/15/26	145,000	141,900
5.75% 6/1/28	75,000	73,260
Healthcare Realty Trust, Inc. 2.40% 3/15/30	100,000	82,755
Healthcare Trust of America Holdings LP
2.00% 3/15/31	110,000	85,267
3.10% 2/15/30	50,000	43,080
3.50% 8/1/26	95,000	90,402
3.75% 7/1/27	50,000	47,475
Healthpeak Properties, Inc.
1.35% 2/1/27	200,000	175,235
2.13% 12/1/28	160,000	138,179
3.00% 1/15/30	150,000	132,420
Highwoods Realty LP
2.60% 2/1/31	65,000	53,384
3.88% 3/1/27	60,000	57,745
4.20% 4/15/29	100,000	93,766
Host Hotels & Resorts LP
2.90% 12/15/31	140,000	111,155
3.38% 12/15/29	150,000	126,970
3.50% 9/15/30	70,000	59,797
Hudson Pacific Properties LP
3.95% 11/1/27	25,000	23,796
4.65% 4/1/29	100,000	95,959
Invitation Homes Operating Partnership LP
2.30% 11/15/28	100,000	84,115
2.70% 1/15/34	100,000	76,917
Kilroy Realty LP
2.50% 11/15/32	50,000	39,024
3.05% 2/15/30	100,000	85,696
3.45% 12/15/24	100,000	97,519
4.25% 8/15/29	150,000	141,821
Kimco Realty Corp.
2.25% 12/1/31	70,000	56,272
2.70% 3/1/24	100,000	97,658
2.80% 10/1/26	100,000	93,537
3.30% 2/1/25	120,000	117,400
3.80% 4/1/27	100,000	96,536
4.13% 12/1/46	100,000	82,802
4.45% 9/1/47	100,000	87,738
Kite Realty Group LP 4.00% 10/1/26	50,000	47,815
Kite Realty Group Trust 4.75% 9/15/30	250,000	232,748
Life Storage LP
2.20% 10/15/30	235,000	188,349
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Life Storage LP (continued)
4.00% 6/15/29	100,000	$ 92,229
LifeStorage LP 3.50% 7/1/26	100,000	95,592
Mid-America Apartments LP
1.70% 2/15/31	50,000	39,544
3.75% 6/15/24	100,000	99,646
3.95% 3/15/29	100,000	95,487
4.00% 11/15/25	50,000	49,645
4.20% 6/15/28	100,000	97,792
4.30% 10/15/23	50,000	50,287
National Health Investors, Inc. 3.00% 2/1/31	25,000	19,187
National Retail Properties, Inc.
2.50% 4/15/30	150,000	127,752
3.00% 4/15/52	50,000	34,078
3.10% 4/15/50	150,000	104,013
3.50% 4/15/51	90,000	67,324
3.60% 12/15/26	100,000	96,231
4.00% 11/15/25	65,000	64,657
Office Properties Income Trust
4.25% 5/15/24	250,000	242,671
4.50% 2/1/25	250,000	239,537
Omega Healthcare Investors, Inc.
3.25% 4/15/33	150,000	113,598
3.38% 2/1/31	50,000	40,598
3.63% 10/1/29	100,000	84,865
4.38% 8/1/23	11,000	11,034
4.50% 4/1/27	200,000	189,597
4.95% 4/1/24	57,000	57,195
5.25% 1/15/26	100,000	99,017
Physicians Realty LP
2.63% 11/1/31	50,000	40,248
3.95% 1/15/28	100,000	95,282
4.30% 3/15/27	50,000	49,001
Piedmont Operating Partnership LP
2.75% 4/1/32	35,000	27,039
3.15% 8/15/30	200,000	166,154
Prologis LP
1.25% 10/15/30	115,000	90,906
1.63% 3/15/31	200,000	161,115
2.13% 4/15/27	50,000	45,621
2.13% 10/15/50	85,000	54,080
2.25% 4/15/30	95,000	82,211
3.00% 4/15/50	50,000	37,858
3.88% 9/15/28	65,000	63,112
4.38% 2/1/29	125,000	124,738
4.38% 9/15/48	50,000	47,140
Public Storage
0.88% 2/15/26	125,000	111,723
1.50% 11/9/26	50,000	45,208

LVIP SSGA Bond Index Fund–54

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Public Storage (continued)
1.95% 11/9/28	85,000	$ 73,491
2.25% 11/9/31	65,000	53,726
3.09% 9/15/27	60,000	56,978
3.39% 5/1/29	65,000	60,562
Realty Income Corp.
0.75% 3/15/26	195,000	171,518
1.80% 3/15/33	125,000	95,604
2.20% 6/15/28	65,000	56,993
2.85% 12/15/32	95,000	81,656
3.10% 12/15/29	100,000	91,013
3.25% 6/15/29	250,000	232,751
3.65% 1/15/28	100,000	95,868
3.88% 7/15/24	65,000	65,094
3.95% 8/15/27	80,000	78,043
4.60% 2/6/24	75,000	75,635
4.65% 3/15/47	100,000	96,451
4.88% 6/1/26	95,000	96,880
Regency Centers LP
3.60% 2/1/27	160,000	154,765
3.70% 6/15/30	105,000	95,277
4.13% 3/15/28	100,000	96,057
4.40% 2/1/47	165,000	144,781
Sabra Health Care LP 3.90% 10/15/29	100,000	88,280
Simon Property Group LP
1.38% 1/15/27	50,000	43,771
1.75% 2/1/28	250,000	213,053
2.00% 9/13/24	100,000	95,623
2.20% 2/1/31	250,000	202,940
2.25% 1/15/32	50,000	39,895
2.45% 9/13/29	150,000	127,436
2.65% 7/15/30	200,000	169,680
3.25% 11/30/26	100,000	95,322
3.25% 9/13/49	100,000	72,557
3.38% 10/1/24	100,000	98,621
3.38% 6/15/27	200,000	189,848
4.25% 11/30/46	100,000	86,136
SITE Centers Corp.
4.25% 2/1/26	100,000	98,209
4.70% 6/1/27	100,000	98,665
Spirit Realty LP
2.10% 3/15/28	100,000	83,829
2.70% 2/15/32	125,000	97,837
3.20% 1/15/27	100,000	91,787
3.40% 1/15/30	100,000	86,592
4.00% 7/15/29	45,000	41,130
STORE Capital Corp.
2.70% 12/1/31	100,000	80,064
2.75% 11/18/30	50,000	40,750
4.50% 3/15/28	50,000	48,782
4.63% 3/15/29	100,000	97,566
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Sun Communities Operating LP
2.30% 11/1/28	65,000	$ 55,602
2.70% 7/15/31	40,000	32,235
Tanger Properties LP
3.13% 9/1/26	50,000	46,931
3.88% 7/15/27	100,000	94,863
UDR, Inc.
1.90% 3/15/33	50,000	37,781
2.10% 8/1/32	25,000	19,442
2.10% 6/15/33	200,000	152,348
2.95% 9/1/26	50,000	47,140
3.20% 1/15/30	200,000	179,511
3.50% 1/15/28	100,000	94,458
Ventas Realty LP
3.00% 1/15/30	100,000	87,492
3.75% 5/1/24	150,000	148,764
3.85% 4/1/27	100,000	96,539
4.00% 3/1/28	100,000	95,492
4.13% 1/15/26	156,000	154,326
4.40% 1/15/29	150,000	144,424
4.88% 4/15/49	50,000	46,253
Vornado Realty LP 3.50% 1/15/25	100,000	96,812
Welltower, Inc.
2.70% 2/15/27	50,000	46,176
2.75% 1/15/31	105,000	88,562
2.80% 6/1/31	200,000	168,733
3.10% 1/15/30	55,000	48,707
3.63% 3/15/24	80,000	79,365
4.25% 4/1/26	200,000	197,832
4.25% 4/15/28	50,000	48,492
4.95% 9/1/48	50,000	47,489
6.50% 3/15/41	250,000	280,307
Weyerhaeuser Co.
3.38% 3/9/33	60,000	52,313
4.00% 3/9/52	45,000	37,152
7.38% 3/15/32	250,000	289,179
WP Carey, Inc.
2.25% 4/1/33	50,000	38,397
2.40% 2/1/31	50,000	40,835
4.25% 10/1/26	100,000	98,611
4.60% 4/1/24	100,000	100,498
		25,792,929
Retail–0.66%
Advance Auto Parts, Inc.
1.75% 10/1/27	40,000	33,988
3.50% 3/15/32	40,000	34,305
AutoNation, Inc.
3.50% 11/15/24	100,000	97,036
3.80% 11/15/27	100,000	94,468
3.85% 3/1/32	100,000	86,165
4.50% 10/1/25	45,000	44,813

LVIP SSGA Bond Index Fund–55

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
AutoZone, Inc.
1.65% 1/15/31	85,000	$ 66,650
3.13% 4/18/24	100,000	98,693
3.13% 4/21/26	75,000	72,325
3.75% 6/1/27	150,000	145,344
3.75% 4/18/29	100,000	94,474
Best Buy Co., Inc. 1.95% 10/1/30	250,000	198,567
Costco Wholesale Corp.
1.38% 6/20/27	500,000	448,558
3.00% 5/18/27	250,000	242,505
Darden Restaurants, Inc. 4.55% 2/15/48	35,000	28,682
Dollar General Corp.
3.88% 4/15/27	100,000	98,187
4.13% 5/1/28	70,000	68,309
4.15% 11/1/25	75,000	75,026
Dollar Tree, Inc.
2.65% 12/1/31	200,000	164,801
3.38% 12/1/51	100,000	70,980
4.20% 5/15/28	165,000	160,275
Genuine Parts Co.
1.88% 11/1/30	55,000	43,462
2.75% 2/1/32	65,000	53,775
Home Depot, Inc.
0.90% 3/15/28	80,000	68,056
1.38% 3/15/31	250,000	201,410
1.50% 9/15/28	150,000	130,602
1.88% 9/15/31	65,000	54,131
2.13% 9/15/26	155,000	146,689
2.38% 3/15/51	250,000	169,063
2.70% 4/15/25	40,000	39,246
2.70% 4/15/30	200,000	181,409
2.75% 9/15/51	150,000	109,005
2.80% 9/14/27	200,000	190,755
2.88% 4/15/27	50,000	48,304
3.00% 4/1/26	125,000	122,543
3.13% 12/15/49	250,000	194,321
3.25% 4/15/32	65,000	60,554
3.35% 9/15/25	265,000	263,090
3.50% 9/15/56	135,000	109,947
3.63% 4/15/52	95,000	81,488
3.75% 2/15/24	200,000	202,003
3.90% 12/6/28	60,000	59,979
3.90% 6/15/47	150,000	134,094
4.20% 4/1/43	150,000	140,188
4.25% 4/1/46	100,000	93,860
4.50% 12/6/48	200,000	194,880
4.88% 2/15/44	96,000	97,426
5.40% 9/15/40	100,000	107,128
5.88% 12/16/36	350,000	402,423
5.95% 4/1/41	100,000	113,727
Kohl's Corp.
3.38% 5/1/31	110,000	95,399
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Kohl's Corp. (continued)
5.55% 7/17/45	50,000	$ 42,138
Lowe's Cos., Inc.
1.30% 4/15/28	65,000	54,903
1.70% 9/15/28	50,000	42,568
1.70% 10/15/30	65,000	52,123
2.63% 4/1/31	250,000	213,975
2.80% 9/15/41	100,000	72,627
3.00% 10/15/50	850,000	592,261
3.10% 5/3/27	250,000	238,087
3.38% 9/15/25	120,000	117,920
3.50% 4/1/51	125,000	94,708
3.65% 4/5/29	170,000	160,275
3.70% 4/15/46	200,000	160,295
3.88% 9/15/23	200,000	201,254
4.05% 5/3/47	147,000	122,727
4.50% 4/15/30	400,000	395,201
McDonald's Corp.
1.45% 9/1/25	55,000	51,169
2.13% 3/1/30	65,000	55,566
3.25% 6/10/24	300,000	299,691
3.38% 5/26/25	150,000	148,620
3.50% 3/1/27	150,000	147,034
3.63% 5/1/43	100,000	83,546
3.63% 9/1/49	50,000	41,283
3.80% 4/1/28	200,000	195,977
4.45% 3/1/47	225,000	208,507
4.45% 9/1/48	40,000	37,012
4.60% 5/26/45	94,000	88,275
4.70% 12/9/35	270,000	268,725
4.88% 12/9/45	275,000	270,189
6.30% 3/1/38	50,000	56,685
O'Reilly Automotive, Inc.
1.75% 3/15/31	225,000	178,355
3.55% 3/15/26	150,000	148,680
3.60% 9/1/27	100,000	96,566
3.90% 6/1/29	100,000	94,694
4.35% 6/1/28	100,000	99,659
Ross Stores, Inc.
0.88% 4/15/26	100,000	88,407
1.88% 4/15/31	100,000	79,051
Starbucks Corp.
2.45% 6/15/26	100,000	94,307
2.55% 11/15/30	200,000	170,597
3.50% 3/1/28	150,000	144,219
3.50% 11/15/50	200,000	156,482
3.55% 8/15/29	200,000	187,784
3.75% 12/1/47	70,000	56,726
3.80% 8/15/25	150,000	149,336
3.85% 10/1/23	100,000	100,703
4.00% 11/15/28	150,000	147,019
4.30% 6/15/45	105,000	92,134
4.45% 8/15/49	200,000	179,311
4.50% 11/15/48	80,000	72,327

LVIP SSGA Bond Index Fund–56

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Target Corp.
1.95% 1/15/27	400,000	$ 371,050
2.35% 2/15/30	60,000	52,988
2.50% 4/15/26	100,000	95,761
2.95% 1/15/52	310,000	234,681
3.38% 4/15/29	200,000	192,340
TJX Cos., Inc.
1.15% 5/15/28	50,000	42,406
1.60% 5/15/31	50,000	40,276
2.25% 9/15/26	250,000	234,390
Walgreens Boots Alliance, Inc.
3.45% 6/1/26	45,000	43,759
3.80% 11/18/24	700,000	695,691
Walmart, Inc.
1.05% 9/17/26	135,000	122,759
1.80% 9/22/31	55,000	46,695
2.38% 9/24/29	6,000	5,450
2.50% 9/22/41	110,000	85,476
2.65% 9/22/51	80,000	60,141
2.85% 7/8/24	115,000	114,449
3.05% 7/8/26	85,000	84,287
3.25% 7/8/29	780,000	751,393
3.55% 6/26/25	250,000	252,014
		16,708,812
Semiconductors–0.56%
Analog Devices, Inc.
1.70% 10/1/28	45,000	39,442
2.10% 10/1/31	60,000	51,230
2.80% 10/1/41	50,000	39,174
2.95% 10/1/51	55,000	41,964
3.50% 12/5/26	150,000	147,820
Applied Materials, Inc.
1.75% 6/1/30	30,000	25,243
3.30% 4/1/27	80,000	78,100
3.90% 10/1/25	70,000	70,437
4.35% 4/1/47	70,000	67,729
5.10% 10/1/35	70,000	73,542
5.85% 6/15/41	350,000	398,212
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50% 1/15/28	400,000	370,243
3.88% 1/15/27	250,000	240,549
Broadcom, Inc.
1.95% 2/15/28	165,000	140,495
2.45% 2/15/31	400,000	321,375
2.60% 2/15/33	400,000	307,563
3.15% 11/15/25	660,000	635,599
3.42% 4/15/33	845,000	698,599
3.50% 2/15/41	135,000	101,806
3.75% 2/15/51	80,000	59,269
4.11% 9/15/28	633,000	600,615
4.15% 11/15/30	200,000	183,243
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Broadcom, Inc. (continued)
4.15% 4/15/32	100,000	$ 90,280
4.30% 11/15/32	115,000	104,448
Intel Corp.
2.60% 5/19/26	150,000	144,643
2.88% 5/11/24	400,000	399,174
3.25% 11/15/49	165,000	128,256
3.40% 3/25/25	400,000	399,350
3.70% 7/29/25	365,000	367,305
3.73% 12/8/47	200,000	169,691
3.90% 3/25/30	500,000	489,812
4.00% 12/15/32	250,000	244,697
4.10% 5/19/46	150,000	135,908
4.75% 3/25/50	500,000	490,411
4.95% 3/25/60	300,000	302,910
KLA Corp.
3.30% 3/1/50	75,000	59,400
4.65% 11/1/24	300,000	304,283
Lam Research Corp.
1.90% 6/15/30	50,000	42,191
2.88% 6/15/50	35,000	25,670
3.13% 6/15/60	240,000	173,727
3.75% 3/15/26	100,000	99,755
4.00% 3/15/29	85,000	83,510
4.88% 3/15/49	50,000	50,819
Marvell Technology, Inc.
1.65% 4/15/26	65,000	58,228
2.45% 4/15/28	65,000	56,719
2.95% 4/15/31	60,000	50,314
4.88% 6/22/28	100,000	98,609
Micron Technology, Inc.
2.70% 4/15/32	90,000	71,761
3.37% 11/1/41	65,000	47,096
3.48% 11/1/51	95,000	65,538
4.19% 2/15/27	75,000	73,202
4.98% 2/6/26	100,000	100,971
5.33% 2/6/29	100,000	99,461
NVIDIA Corp.
3.20% 9/16/26	200,000	197,838
3.50% 4/1/50	600,000	509,266
NXP BV/NXP Funding LLC 5.35% 3/1/26	100,000	101,877
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.65% 2/15/32	200,000	164,289
2.70% 5/1/25	40,000	38,023
3.13% 2/15/42	155,000	112,727
3.15% 5/1/27	65,000	60,227
3.25% 11/30/51	110,000	76,167
3.40% 5/1/30	85,000	74,981
4.40% 6/1/27	40,000	39,377
4.88% 3/1/24	100,000	100,973
5.00% 1/15/33	50,000	48,794
5.55% 12/1/28	65,000	65,917

LVIP SSGA Bond Index Fund–57

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Qorvo, Inc. 1.75% 12/15/24	60,000	$ 56,047
QUALCOMM, Inc.
2.15% 5/20/30	200,000	175,237
2.90% 5/20/24	200,000	199,102
3.25% 5/20/27	200,000	195,573
3.25% 5/20/50	90,000	73,499
3.45% 5/20/25	300,000	298,403
4.25% 5/20/32	20,000	20,360
4.50% 5/20/52	45,000	44,307
4.65% 5/20/35	200,000	204,819
4.80% 5/20/45	200,000	204,908
Texas Instruments, Inc.
2.25% 9/4/29	65,000	58,499
2.63% 5/15/24	48,000	47,561
3.88% 3/15/39	55,000	51,801
4.15% 5/15/48	300,000	287,752
TSMC Arizona Corp.
3.88% 4/22/27	200,000	199,321
4.25% 4/22/32	200,000	197,215
4.50% 4/22/52	200,000	195,616
Xilinx, Inc.
2.38% 6/1/30	100,000	88,179
2.95% 6/1/24	100,000	99,256
		14,008,299
Software–0.70%
Activision Blizzard, Inc.
3.40% 9/15/26	100,000	98,146
3.40% 6/15/27	45,000	43,553
4.50% 6/15/47	60,000	58,041
Adobe, Inc.
1.90% 2/1/25	65,000	62,588
2.15% 2/1/27	65,000	60,761
2.30% 2/1/30	390,000	344,404
3.25% 2/1/25	95,000	94,461
Autodesk, Inc.
2.85% 1/15/30	55,000	48,070
3.50% 6/15/27	100,000	95,635
4.38% 6/15/25	100,000	101,488
Broadridge Financial Solutions, Inc. 2.90% 12/1/29	150,000	131,310
Cadence Design Systems, Inc. 4.38% 10/15/24	75,000	75,659
Citrix Systems, Inc.
1.25% 3/1/26	135,000	130,607
4.50% 12/1/27	100,000	98,924
Electronic Arts, Inc.
1.85% 2/15/31	120,000	97,492
2.95% 2/15/51	85,000	61,940
4.80% 3/1/26	100,000	102,088
Fidelity National Information Services, Inc.
0.60% 3/1/24	50,000	47,324
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Fidelity National Information Services, Inc. (continued)
1.15% 3/1/26	80,000	$ 70,736
1.65% 3/1/28	55,000	46,917
2.25% 3/1/31	150,000	121,744
3.10% 3/1/41	25,000	18,243
Fiserv, Inc.
2.25% 6/1/27	500,000	447,191
2.65% 6/1/30	500,000	423,494
2.75% 7/1/24	300,000	292,630
3.20% 7/1/26	65,000	61,547
3.50% 7/1/29	180,000	164,194
3.85% 6/1/25	150,000	148,480
4.40% 7/1/49	140,000	120,318
Intuit, Inc. 0.95% 7/15/25	65,000	59,849
Microsoft Corp.
2.00% 8/8/23	250,000	247,536
2.40% 8/8/26	850,000	816,912
2.53% 6/1/50	574,000	422,766
2.68% 6/1/60	382,000	273,878
2.88% 2/6/24	515,000	513,321
2.92% 3/17/52	1,280,000	1,009,682
3.04% 3/17/62	166,000	128,671
3.13% 11/3/25	200,000	199,842
3.30% 2/6/27	500,000	496,714
3.45% 8/8/36	596,000	561,811
3.63% 12/15/23	300,000	302,294
Oracle Corp.
1.65% 3/25/26	225,000	201,546
2.30% 3/25/28	250,000	215,098
2.40% 9/15/23	150,000	147,649
2.50% 4/1/25	400,000	380,047
2.88% 3/25/31	240,000	197,739
2.95% 11/15/24	150,000	145,355
2.95% 4/1/30	500,000	426,999
3.25% 11/15/27	200,000	184,453
3.60% 4/1/40	1,000,000	747,300
3.60% 4/1/50	300,000	208,397
3.65% 3/25/41	400,000	298,089
3.80% 11/15/37	90,000	70,024
3.85% 7/15/36	150,000	120,529
3.85% 4/1/60	700,000	480,212
3.90% 5/15/35	355,000	292,780
3.95% 3/25/51	405,000	297,471
4.00% 7/15/46	150,000	110,899
4.00% 11/15/47	140,000	103,815
4.10% 3/25/61	240,000	169,794
4.30% 7/8/34	200,000	174,483
4.50% 7/8/44	500,000	408,113
5.38% 7/15/40	400,000	364,307
6.13% 7/8/39	150,000	150,190
6.50% 4/15/38	200,000	205,761
Roper Technologies, Inc.
1.00% 9/15/25	210,000	189,865

LVIP SSGA Bond Index Fund–58

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Roper Technologies, Inc. (continued)
1.40% 9/15/27	250,000	$ 214,143
2.00% 6/30/30	115,000	92,606
3.65% 9/15/23	150,000	150,207
3.80% 12/15/26	55,000	53,683
3.85% 12/15/25	100,000	99,150
4.20% 9/15/28	95,000	93,152
Salesforce, Inc.
0.63% 7/15/24	110,000	104,090
1.50% 7/15/28	135,000	117,908
1.95% 7/15/31	200,000	169,882
2.70% 7/15/41	120,000	92,759
2.90% 7/15/51	200,000	151,242
3.05% 7/15/61	100,000	73,117
3.70% 4/11/28	100,000	98,840
ServiceNow, Inc. 1.40% 9/1/30	125,000	97,815
VMware, Inc.
0.60% 8/15/23	115,000	111,144
1.00% 8/15/24	125,000	116,930
1.40% 8/15/26	80,000	70,777
1.80% 8/15/28	110,000	91,350
2.20% 8/15/31	135,000	106,303
3.90% 8/21/27	85,000	81,588
4.50% 5/15/25	500,000	501,355
		17,680,217
Telecommunications–1.10%
America Movil SAB de CV
2.88% 5/7/30	200,000	178,987
4.38% 7/16/42	200,000	181,444
6.13% 11/15/37	150,000	163,316
6.13% 3/30/40	250,000	275,169
6.38% 3/1/35	25,000	28,395
AT&T, Inc.
0.90% 3/25/24	200,000	190,692
1.65% 2/1/28	45,000	38,930
1.70% 3/25/26	200,000	182,735
2.25% 2/1/32	210,000	171,567
2.30% 6/1/27	200,000	182,569
2.55% 12/1/33	400,000	324,493
2.75% 6/1/31	650,000	561,280
3.10% 2/1/43	250,000	185,872
3.50% 6/1/41	900,000	718,629
3.50% 9/15/53	460,000	348,679
3.55% 9/15/55	700,000	524,468
3.65% 6/1/51	400,000	312,851
3.65% 9/15/59	555,000	415,666
3.80% 2/15/27	105,000	102,863
3.80% 12/1/57	812,000	627,126
3.85% 6/1/60	185,000	142,986
4.25% 3/1/27	500,000	498,759
4.30% 2/15/30	286,000	279,108
4.35% 3/1/29	370,000	364,316
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
AT&T, Inc. (continued)
4.35% 6/15/45	532,000	$ 464,474
4.50% 5/15/35	220,000	209,058
4.85% 3/1/39	120,000	114,959
5.25% 3/1/37	150,000	154,559
5.35% 9/1/40	338,000	333,775
Bell Telephone Co. of Canada or Bell Canada
3.65% 3/17/51	250,000	199,397
4.30% 7/29/49	55,000	49,239
4.46% 4/1/48	100,000	91,633
British Telecommunications PLC
4.50% 12/4/23	200,000	200,923
9.63% 12/15/30	350,000	435,547
Cisco Systems, Inc.
2.50% 9/20/26	300,000	288,180
2.95% 2/28/26	150,000	147,168
3.50% 6/15/25	45,000	45,155
3.63% 3/4/24	100,000	100,566
5.50% 1/15/40	200,000	218,122
5.90% 2/15/39	300,000	341,550
Corning, Inc.
3.90% 11/15/49	100,000	80,127
4.75% 3/15/42	250,000	233,545
5.45% 11/15/79	40,000	36,032
5.75% 8/15/40	25,000	26,168
Deutsche Telekom International Finance BV 8.75% 6/15/30	460,000	567,145
Juniper Networks, Inc.
1.20% 12/10/25	105,000	93,809
2.00% 12/10/30	160,000	125,563
5.95% 3/15/41	100,000	97,534
Motorola Solutions, Inc.
2.30% 11/15/30	85,000	66,506
2.75% 5/24/31	100,000	80,804
4.00% 9/1/24	25,000	24,886
4.60% 2/23/28	100,000	96,710
4.60% 5/23/29	100,000	95,675
Orange SA
5.38% 1/13/42	100,000	103,384
9.00% 3/1/31	400,000	516,345
Rogers Communications, Inc.
2.90% 11/15/26	200,000	188,889
3.63% 12/15/25	65,000	63,751
3.70% 11/15/49	100,000	76,207
4.10% 10/1/23	300,000	301,762
4.30% 2/15/48	40,000	33,476
4.35% 5/1/49	155,000	131,542
4.50% 3/15/43	100,000	85,971
5.00% 3/15/44	100,000	93,086
7.50% 8/15/38	25,000	30,242

LVIP SSGA Bond Index Fund–59

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Telefonica Emisiones SA
4.67% 3/6/38	150,000	$ 132,389
4.90% 3/6/48	200,000	170,523
5.21% 3/8/47	300,000	265,867
5.52% 3/1/49	200,000	185,618
7.05% 6/20/36	175,000	195,315
Telefonica Europe BV 8.25% 9/15/30	200,000	239,408
TELUS Corp.
2.80% 2/16/27	100,000	95,159
3.70% 9/15/27	100,000	98,408
4.60% 11/16/48	100,000	93,456
T-Mobile USA, Inc.
1.50% 2/15/26	200,000	180,708
2.05% 2/15/28	255,000	221,388
2.25% 11/15/31	150,000	121,742
2.40% 3/15/29	55,000	47,497
2.55% 2/15/31	230,000	193,532
2.70% 3/15/32	110,000	92,289
3.00% 2/15/41	155,000	115,598
3.30% 2/15/51	275,000	200,251
3.40% 10/15/52	300,000	221,541
3.60% 11/15/60	0	0
3.60% 11/15/60	265,000	193,104
3.88% 4/15/30	1,000,000	933,256
4.50% 4/15/50	800,000	709,843
Verizon Communications, Inc.
0.75% 3/22/24	110,000	104,928
0.85% 11/20/25	250,000	226,405
1.45% 3/20/26	160,000	146,342
1.50% 9/18/30	300,000	239,764
1.68% 10/30/30	206,000	166,018
1.75% 1/20/31	250,000	200,806
2.10% 3/22/28	240,000	213,173
2.55% 3/21/31	415,000	354,828
2.63% 8/15/26	230,000	217,299
2.65% 11/20/40	250,000	183,392
2.85% 9/3/41	95,000	71,199
2.88% 11/20/50	250,000	177,403
2.99% 10/30/56	431,000	299,231
3.00% 11/20/60	720,000	488,782
3.40% 3/22/41	195,000	158,737
3.55% 3/22/51	145,000	116,243
3.70% 3/22/61	120,000	94,251
3.88% 2/8/29	250,000	241,872
3.88% 3/1/52	250,000	209,465
4.00% 3/22/50	500,000	432,090
4.13% 3/16/27	200,000	199,517
4.13% 8/15/46	35,000	31,026
4.27% 1/15/36	904,000	851,133
4.33% 9/21/28	1,087,000	1,081,080
4.40% 11/1/34	600,000	574,924
4.50% 8/10/33	370,000	360,732
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Vodafone Group PLC
4.13% 5/30/25	75,000	$ 75,280
4.25% 9/17/50	85,000	71,021
4.38% 5/30/28	175,000	174,192
4.38% 2/19/43	150,000	130,353
4.88% 6/19/49	200,000	183,148
5.00% 5/30/38	95,000	91,014
5.25% 5/30/48	700,000	665,956
6.15% 2/27/37	400,000	431,674
7.88% 2/15/30	100,000	118,068
		27,732,602
Toys Games Hobbies–0.02%
Hasbro, Inc.
3.50% 9/15/27	60,000	56,659
3.90% 11/19/29	400,000	367,306
5.10% 5/15/44	65,000	58,181
6.35% 3/15/40	65,000	66,646
		548,792
Transportation–0.53%
Burlington Northern Santa Fe LLC
3.00% 4/1/25	250,000	246,286
3.25% 6/15/27	100,000	97,826
3.30% 9/15/51	200,000	160,339
3.65% 9/1/25	100,000	100,413
3.85% 9/1/23	100,000	100,596
3.90% 8/1/46	105,000	93,226
4.13% 6/15/47	100,000	91,741
4.15% 4/1/45	114,000	103,576
4.15% 12/15/48	40,000	36,764
4.40% 3/15/42	100,000	94,669
4.45% 3/15/43	100,000	95,019
4.70% 9/1/45	100,000	97,943
4.95% 9/15/41	100,000	100,473
5.05% 3/1/41	100,000	101,804
5.15% 9/1/43	150,000	155,523
5.75% 5/1/40	200,000	219,406
6.15% 5/1/37	100,000	117,689
Canadian National Railway Co.
2.45% 5/1/50	65,000	43,729
2.75% 3/1/26	50,000	48,028
2.95% 11/21/24	100,000	97,956
3.20% 8/2/46	100,000	78,038
3.65% 2/3/48	100,000	83,879
6.20% 6/1/36	100,000	112,244
6.25% 8/1/34	100,000	113,746
Canadian Pacific Railway Co.
1.35% 12/2/24	115,000	108,181
1.75% 12/2/26	60,000	54,299
2.05% 3/5/30	35,000	29,618
2.45% 12/2/31	65,000	55,613

LVIP SSGA Bond Index Fund–60

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Canadian Pacific Railway Co. (continued)
2.90% 2/1/25	150,000	$ 145,662
3.00% 12/2/41	60,000	46,932
3.10% 12/2/51	75,000	55,243
4.80% 9/15/35	65,000	64,628
4.80% 8/1/45	100,000	98,792
6.13% 9/15/15	65,000	67,390
7.13% 10/15/31	150,000	174,295
CH Robinson Worldwide, Inc. 4.20% 4/15/28	100,000	96,460
CSX Corp.
2.40% 2/15/30	50,000	43,798
3.25% 6/1/27	100,000	95,956
3.35% 9/15/49	65,000	50,914
3.80% 3/1/28	100,000	97,563
3.80% 11/1/46	150,000	127,112
3.95% 5/1/50	90,000	77,807
4.10% 3/15/44	100,000	87,810
4.25% 3/15/29	150,000	149,222
4.25% 11/1/66	100,000	84,232
4.30% 3/1/48	100,000	91,242
4.40% 3/1/43	200,000	182,239
4.65% 3/1/68	100,000	90,315
5.50% 4/15/41	200,000	208,856
6.15% 5/1/37	120,000	134,615
6.22% 4/30/40	100,000	112,018
FedEx Corp.
3.25% 4/1/26	150,000	147,576
3.40% 2/15/28	100,000	95,181
3.88% 8/1/42	100,000	85,008
4.05% 2/15/48	100,000	83,689
4.10% 4/15/43	100,000	85,474
4.10% 2/1/45	200,000	167,513
4.40% 1/15/47	100,000	87,555
4.55% 4/1/46	150,000	134,620
4.75% 11/15/45	350,000	320,766
4.90% 1/15/34	60,000	59,961
♦FedEx Corp. Pass-Through Trust 1.88% 8/20/35	643,854	558,549
JB Hunt Transport Services, Inc. 3.88% 3/1/26	100,000	98,962
Kansas City Southern
2.88% 11/15/29	65,000	57,932
4.20% 11/15/69	70,000	56,790
4.30% 5/15/43	100,000	87,928
4.70% 5/1/48	100,000	94,252
4.95% 8/15/45	100,000	96,212
Kirby Corp. 4.20% 3/1/28	100,000	93,378
Norfolk Southern Corp.
2.90% 8/25/51	250,000	179,019
3.05% 5/15/50	100,000	73,260
3.15% 6/1/27	50,000	47,578
3.16% 5/15/55	41,000	29,796
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Norfolk Southern Corp. (continued)
3.65% 8/1/25	50,000	$ 49,814
3.80% 8/1/28	60,000	58,649
3.85% 1/15/24	150,000	150,291
3.94% 11/1/47	80,000	69,190
4.05% 8/15/52	132,000	114,985
4.15% 2/28/48	125,000	111,320
4.45% 6/15/45	100,000	93,266
4.65% 1/15/46	100,000	96,412
4.84% 10/1/41	111,000	108,524
Ryder System, Inc.
1.75% 9/1/26	65,000	58,719
2.85% 3/1/27	70,000	65,255
2.90% 12/1/26	90,000	83,879
3.65% 3/18/24	100,000	99,144
3.88% 12/1/23	100,000	99,998
4.30% 6/15/27	50,000	49,261
Union Pacific Corp.
2.15% 2/5/27	50,000	46,322
2.38% 5/20/31	45,000	38,883
2.40% 2/5/30	85,000	75,158
2.75% 3/1/26	250,000	239,883
2.80% 2/14/32	140,000	124,618
2.89% 4/6/36	115,000	95,062
2.95% 3/10/52	70,000	51,501
2.97% 9/16/62	75,000	51,910
3.25% 8/15/25	50,000	49,390
3.25% 2/5/50	150,000	117,623
3.35% 8/15/46	150,000	120,486
3.38% 2/1/35	200,000	178,782
3.38% 2/14/42	80,000	66,590
3.50% 2/14/53	155,000	126,245
3.55% 8/15/39	70,000	60,456
3.60% 9/15/37	40,000	35,686
3.65% 2/15/24	185,000	185,219
3.75% 7/15/25	100,000	100,116
3.75% 2/5/70	40,000	31,737
3.80% 10/1/51	332,000	283,985
3.80% 4/6/71	80,000	64,086
3.84% 3/20/60	240,000	200,331
3.85% 2/14/72	125,000	101,646
3.88% 2/1/55	94,000	79,880
3.95% 8/15/59	70,000	59,633
4.00% 4/15/47	100,000	88,998
4.10% 9/15/67	65,000	55,148
United Parcel Service, Inc.
2.20% 9/1/24	45,000	43,906
2.40% 11/15/26	150,000	142,316
2.50% 9/1/29	45,000	40,850
3.40% 3/15/29	65,000	62,627
3.40% 11/15/46	150,000	124,980
3.40% 9/1/49	65,000	54,590
3.63% 10/1/42	75,000	65,233

LVIP SSGA Bond Index Fund–61

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
United Parcel Service, Inc. (continued)
3.75% 11/15/47	150,000	$ 133,610
4.25% 3/15/49	100,000	95,250
4.88% 11/15/40	55,000	56,123
5.30% 4/1/50	150,000	164,840
6.20% 1/15/38	255,000	297,454
		13,282,584
Trucking & Leasing–0.02%
GATX Corp.
1.90% 6/1/31	250,000	195,110
3.25% 9/15/26	50,000	47,779
3.85% 3/30/27	50,000	48,558
4.00% 6/30/30	65,000	59,951
4.55% 11/7/28	100,000	98,370
4.70% 4/1/29	50,000	49,269
5.20% 3/15/44	50,000	46,829
		545,866
Water–0.04%
American Water Capital Corp.
2.30% 6/1/31	150,000	127,039
2.95% 9/1/27	180,000	168,902
3.25% 6/1/51	150,000	115,331
3.75% 9/1/28	150,000	145,175
3.75% 9/1/47	250,000	208,024
4.00% 12/1/46	50,000	43,382
4.20% 9/1/48	100,000	89,246
4.30% 12/1/42	100,000	92,209
		989,308
Total Corporate Bonds (Cost $689,971,605)		626,183,802
MUNICIPAL BONDS–0.69%
American Municipal Power, Inc.
Series B 6.45% 2/15/44	50,000	59,538
Series B 7.83% 2/15/41	55,000	74,021
Series B 8.08% 2/15/50	800,000	1,173,889
Bay Area Toll Authority
Series F-2 6.26% 4/1/49	200,000	255,222
Series S1 6.92% 4/1/40	100,000	122,641
Series S1 7.04% 4/1/50	100,000	137,457
Board of Regents of the University of Texas System
Series A 3.35% 8/15/47	100,000	86,889
Series B 2.44% 8/15/49	50,000	35,886
Series C 4.79% 8/15/46	90,000	96,665
California State University Series B 3.90% 11/1/47	50,000	46,652
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue 5.49% 11/1/39	50,000	56,775
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Chicago O'Hare International Airport
Series C 4.47% 1/1/49	100,000	$ 101,180
Series C 4.57% 1/1/54	100,000	102,630
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
Series A 6.90% 12/1/40	100,000	119,918
Series B 6.90% 12/1/40	40,000	47,967
City of Atlanta GA Water & Wastewater Revenue 2.26% 11/1/35	50,000	40,663
City of Chicago IL Series B 7.75% 1/1/42	83,000	91,635
City of Houston 3.96% 3/1/47	100,000	93,551
City of New York NY
Series A2 5.21% 10/1/31	100,000	106,816
Series C1 5.52% 10/1/37	85,000	95,390
Series F1 6.27% 12/1/37	100,000	119,370
City of Riverside CA Series A 3.86% 6/1/45	20,000	17,839
City of San Antonio TX Electric & Gas Systems Revenue
4.43% 2/1/42	250,000	254,642
Series C 5.99% 2/1/39	50,000	59,399
City of San Francisco CA Public Utilities Commission Water Revenue Series A 3.30% 11/1/39	25,000	22,086
Commonwealth of Massachusetts
4.91% 5/1/29	100,000	104,413
Series C 2.51% 7/1/41(GO)	30,000	23,250
Series E 5.46% 12/1/39	100,000	111,068
County of Clark Department of Aviation Series C 6.82% 7/1/45	75,000	96,715
Dallas Area Rapid Transit Series B 6.00% 12/1/44	200,000	241,382
Dallas Fort Worth International Airport
Series A 4.51% 11/1/51	60,000	58,318
Series C 2.92% 11/1/50	40,000	31,441
Series C 3.09% 11/1/40	60,000	50,020
Dallas Independent School District Series C 6.45% 2/15/35	100,000	103,699
East Bay Municipal Utility District Water System Revenue Surbordinate Series 5.87% 6/1/40	100,000	117,480
Grand Parkway Transportation Corp. Series B 3.24% 10/1/52	125,000	100,075
Health & Educational Facilities Authority of the State of Missouri Series A 3.65% 8/15/57	150,000	134,416

LVIP SSGA Bond Index Fund–62

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
JobsOhio Beverage System Series A 2.83% 1/1/38	30,000	$ 25,022
Kansas Development Finance Authority Series H 4.93% 4/15/45	100,000	104,818
Los Angeles Community College District
1.61% 8/1/28	50,000	44,475
1.81% 8/1/30	50,000	43,124
2.11% 8/1/32	50,000	42,434
6.75% 8/1/49	100,000	137,711
Los Angeles County Public Works Financing Authority 7.62% 8/1/40	100,000	130,633
Los Angeles Unified School District Series RY 6.76% 7/1/34	315,000	376,293
Massachusetts School Building Authority
Series B 3.40% 10/15/40	45,000	38,007
Series C 2.95% 5/15/43	250,000	191,743
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Series B 4.05% 7/1/26	10,000	10,099
Metropolitan Government of Nashville & Davidson County Convention Center Auth Series B 6.73% 7/1/43	50,000	60,876
Metropolitan Transportation Authority
5.87% 11/15/39	100,000	111,211
6.67% 11/15/39	130,000	155,331
Series E 6.81% 11/15/40	500,000	604,485
Metropolitan Water Reclamation District of Greater Chicago 5.72% 12/1/38	150,000	173,825
Municipal Electric Authority of Georgia
6.66% 4/1/57	118,000	141,412
Series A 6.64% 4/1/57	143,000	167,839
Series B 7.06% 4/1/57	96,000	109,827
New Jersey Economic Development Authority Series A (NATL) 7.43% 2/15/29	225,000	252,781
New Jersey Transportation Trust Fund Authority
Series B 4.13% 6/15/42	80,000	69,476
Series B 6.56% 12/15/40	100,000	116,073
Series C 5.75% 12/15/28	100,000	104,751
New Jersey Turnpike Authority
Series A 7.10% 1/1/41	350,000	451,730
Series F 7.41% 1/1/40	90,000	119,440
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue
5.51% 8/1/37	200,000	$ 219,855
Series B 5.57% 11/1/38	65,000	72,043
New York City Water & Sewer System
5.95% 6/15/42	100,000	121,136
Series AA-2 5.75% 6/15/41	100,000	118,701
Series EE 6.01% 6/15/42	35,000	42,680
Series GG 5.72% 6/15/42	65,000	76,827
New York State Dormitory Authority
Series B 3.14% 7/1/43	100,000	84,487
Series D 5.60% 3/15/40	100,000	110,792
New York State Urban Development Corp.
5.77% 3/15/39	50,000	54,153
Series B 3.90% 3/15/33	100,000	97,578
Ohio State University
Series A 3.80% 12/1/46	100,000	92,434
Series C 4.91% 6/1/40	100,000	108,613
Oregon School Boards Association Series B 5.55% 6/30/28	250,000	262,878
Pennsylvania Turnpike Commission Series B 5.51% 12/1/45	150,000	165,164
Permanent University Fund - University of Texas System Series A 3.38% 7/1/47	40,000	34,556
Port Authority of New York & New Jersey
Series 165th 5.65% 11/1/40	250,000	280,001
Series 168th 4.93% 10/1/51	350,000	373,508
Series 174th 4.46% 10/1/62	250,000	243,079
Series 181th 4.96% 8/1/46	155,000	161,557
Series 192th 4.81% 10/15/65	250,000	258,049
Regents of the University of California Medical Center Pooled Revenue
Series H 6.55% 5/15/48	100,000	124,171
Series Q 4.13% 5/15/32	125,000	123,762
Rutgers The State University of New Jersey Series H 5.67% 5/1/40	155,000	173,258
Sales Tax Securitization Corp. Series B 3.82% 1/1/48	100,000	88,176
Salt River Project Agricultural Improvement & Power District 4.84% 1/1/41	60,000	63,901
San Diego County Regional Transportation Commission 5.91% 4/1/48	100,000	123,505

LVIP SSGA Bond Index Fund–63

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
San Diego County Water Authority Series B 6.14% 5/1/49	100,000	$ 123,186
State Board of Administration Finance Corp.
Series A 1.26% 7/1/25	100,000	93,561
Series A 1.71% 7/1/27	100,000	90,449
Series A 2.15% 7/1/30	100,000	86,873
State of California
3.38% 4/1/25	75,000	74,951
3.50% 4/1/28	100,000	98,800
4.50% 4/1/33	100,000	102,405
4.60% 4/1/38	60,000	60,669
7.50% 4/1/34	325,000	417,135
7.55% 4/1/39	600,000	813,893
7.60% 11/1/40	80,000	110,472
7.63% 3/1/40	85,000	114,892
State of Connecticut
Series A 5.85% 3/15/32	100,000	112,053
Series D 5.09% 10/1/30	200,000	208,960
State of Illinois
4.95% 6/1/23	0	0
5.10% 6/1/33	800,000	804,872
State of Mississippi Series F 5.25% 11/1/34	100,000	108,723
State of Oregon Department of Transportation Series A 5.83% 11/15/34	75,000	85,535
State of Texas 5.52% 4/1/39	100,000	113,222
State of Utah
Series B 3.54% 7/1/25	100,000	100,633
Series D 4.55% 7/1/24	35,000	35,495
State Public School Building Authority Series A 5.00% 9/15/27	100,000	103,874
Texas Transportation Commission 2.47% 10/1/44	150,000	113,125
Texas Transportation Commission (State of Texas) 2.56% 4/1/42	40,000	32,348
Texas Transportation Commission State Highway Fund Series B 5.18% 4/1/30	200,000	213,510
University of California
Series AD 4.86% 5/15/12	250,000	237,487
Series AQ 4.77% 5/15/15	250,000	233,063
Series AX 3.06% 7/1/25	100,000	99,084
Series BG 1.61% 5/15/30	60,000	50,349
University of Michigan
Series B 2.44% 4/1/40	50,000	38,939
Series B 2.56% 4/1/50	50,000	36,724
Series B 3.50% 4/1/52	200,000	176,895
Series C 3.60% 4/1/47	60,000	55,389
University of Virginia
2.26% 9/1/50	60,000	41,312
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
University of Virginia (continued)
Series C 4.18% 9/1/17	50,000	$ 43,272
Westchester County Local Development Corp. 3.85% 11/1/50	180,000	146,103
Total Municipal Bonds (Cost $16,583,154)		17,427,531
NON-AGENCY ASSET-BACKED SECURITIES–0.31%
American Express Credit Account Master Trust
Series 2021-1 A 0.90% 11/15/26	368,000	346,753
Series 2022-2 A 3.39% 5/15/27	500,000	498,960
Americredit Automobile Receivables Trust Series 2022-1 A3 2.45% 11/18/26	400,000	388,667
BA Credit Card Trust Series 2021-A1 A1 0.44% 9/15/26	318,000	301,990
BMW Vehicle Lease Trust Series 2022-1 A3 1.10% 3/25/25	350,000	337,847
Capital One Multi-Asset Execution Trust
Series 2021-A2 A2 1.39% 7/15/30	600,000	523,783
Series 2022-A2 A 3.49% 5/15/27	500,000	500,315
Carvana Auto Receivables Trust Series 2021-P4 A3 1.31% 1/11/27	204,000	192,972
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	750,000	847,641
Discover Card Execution Note Trust Series 2022-A1 A1 1.96% 2/15/27	375,000	356,709
Ford Credit Floorplan Master Owner Trust Series 2020-1 A1 0.70% 9/15/25	250,000	241,159
GM Financial Automobile Leasing Trust Series 2021-3 A3 0.39% 10/21/24	500,000	483,890
GM Financial Consumer Automobile Receivables Trust
Series 2021-2 A3 0.51% 4/16/26	230,000	222,539
Series 2021-4 A3 0.68% 9/16/26	231,000	220,225
Hyundai Auto Receivables Trust
Series 2021-A A3 0.38% 9/15/25	125,000	120,730
Series 2022-A A3 2.22% 10/15/26	500,000	484,201
John Deere Owner Trust Series 2021-B A3 0.52% 3/16/26	86,000	81,570

LVIP SSGA Bond Index Fund–64

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Nissan Auto Lease Trust Series 2022-A A3 3.81% 5/15/25	250,000	$ 250,090
Santander Drive Auto Receivables Trust Series 2022-1 A3 1.94% 11/17/25	300,000	292,928
Toyota Auto Receivables Owner Trust Series 2022-A A3 1.23% 6/15/26	600,000	575,928
Volkswagen Auto Loan Enhanced Trust Series 2021-1 A3 1.02% 6/22/26	101,000	96,785
World Omni Auto Receivables Trust Series 2021-C A3 0.44% 8/17/26	500,000	479,187
Total Non-Agency Asset-Backed Securities (Cost $8,205,596)		7,844,869
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.14%
BANK
Series 2017-BNK7 A4 3.18% 9/15/60	500,000	472,767
•Series 2018-BN13 A5 4.22% 8/15/61	145,000	144,536
Series 2019-BN17 A4 3.71% 4/15/52	265,000	256,304
Series 2019-BN24 A3 2.96% 11/15/62	500,000	456,944
Series 2020-BN25 A5 2.65% 1/15/63	600,000	536,879
Series 2020-BN28 A4 1.84% 3/15/63	187,500	156,051
Series 2021-BN31 A4 2.04% 2/15/54	313,043	262,763
BBCMS Mortgage Trust
Series 2020-C6 A4 2.64% 2/15/53	650,000	579,664
Series 2020-C8 A5 2.04% 10/15/53	250,000	210,436
Benchmark Mortgage Trust
•Series 2018-B2 A5 3.88% 2/15/51	195,000	191,389
Series 2018-B3 A5 4.03% 4/10/51	350,000	344,897
Series 2018-B5 A4 4.21% 7/15/51	200,000	199,478
Series 2019-B10 A4 3.72% 3/15/62	575,000	555,431
Series 2020-B18 A5 1.93% 7/15/53	296,875	250,896
Series 2020-B19 A5 1.85% 9/15/53	800,000	672,278
Series 2021-B24 A5 2.58% 3/15/54	500,000	438,563
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
•Series 2022-B35 A5 4.59% 5/15/55	350,000	$ 355,521
CD Mortgage Trust Series 2017-CD3 A4 3.63% 2/10/50	400,000	386,445
Citigroup Commercial Mortgage Trust
Series 2013-GC15 A3 4.10% 9/10/46	436,160	434,195
•Series 2015-GC33 B 4.73% 9/10/58	500,000	481,193
Series 2020-GC46 A5 2.72% 2/15/53	500,000	446,580
COMM Mortgage Trust
Series 2014-CR14 A3 3.96% 2/10/47	545,000	536,230
Series 2014-CR17 A5 3.98% 5/10/47	1,365,000	1,352,601
Series 2014-UBS3 A4 3.82% 6/10/47	1,500,000	1,480,352
Series 2015-CR26 A3 3.36% 10/10/48	914,100	890,519
CSAIL Commercial Mortgage Trust
Series 2015-C3 A4 3.72% 8/15/48	1,000,000	978,788
•Series 2017-CX10 A5 3.46% 11/15/50	500,000	476,850
Series 2020-C19 A3 2.56% 3/15/53	150,000	131,269
GS Mortgage Securities Trust
Series 2014-GC24 A5 3.93% 9/10/47	500,000	493,907
Series 2015-GC28 A5 3.40% 2/10/48	1,500,000	1,464,847
Series 2020-GC45 A5 2.91% 2/13/53	275,000	248,891
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2 B 3.46% 8/15/49	1,163,000	1,056,060
JPM-BB Commercial Mortgage Securities Trust
•Series 2013-C14 AS 4.41% 8/15/46	1,475,000	1,456,301
Series 2016-C1 A5 3.58% 3/17/49	500,000	488,067
JPM-DB Commercial Mortgage Securities Trust Series 2020-COR7 A5 2.18% 5/13/53	400,000	343,088
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24 A4 3.73% 5/15/48	1,250,000	1,227,978
Series 2015-C25 ASB 3.38% 10/15/48	450,254	443,820

LVIP SSGA Bond Index Fund–65

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Series 2017-HR2 A4 3.59% 12/15/50	500,000	$ 481,781
Morgan Stanley Capital I Trust
Series 2015-MS1 A3 3.51% 5/15/48	463,748	451,042
Series 2020-L4 A3 2.70% 2/15/53	400,000	357,019
UBS Commercial Mortgage Trust
Series 2017-C4 A4 3.56% 10/15/50	580,000	553,277
Series 2017-C7 A4 3.68% 12/15/50	350,000	338,209
Series 2018-C14 A3 4.18% 12/15/51	350,000	336,432
Series 2018-C8 A4 3.98% 2/15/51	200,000	196,273
Wells Fargo Commercial Mortgage Trust
Series 2015-C30 A3 3.41% 9/15/58	465,777	453,363
Series 2015-P2 A4 3.81% 12/15/48	665,000	654,278
Series 2017-C41 A4 3.47% 11/15/50	350,000	335,474
Series 2018-C46 A4 4.15% 8/15/51	2,350,000	2,326,688
Series 2019-C50 A5 3.73% 5/15/52	310,000	298,107
Series 2020-C56 A5 2.45% 6/15/53	220,600	192,976
WFRBS Commercial Mortgage Trust Series 2014-C22 A5 3.75% 9/15/57	1,000,000	984,794
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $31,728,954)		28,862,491
ΔREGIONAL BONDS–0.29%
Canada—0.29%
Province of Alberta Canada
1.30% 7/22/30	150,000	126,942
1.88% 11/13/24	250,000	242,737
3.30% 3/15/28	400,000	397,396
3.35% 11/1/23	200,000	200,742
Province of British Columbia Canada
1.30% 1/29/31	250,000	210,516
6.50% 1/15/26	100,000	109,471
7.25% 9/1/36	100,000	134,711
Province of Manitoba Canada 2.60% 4/16/24	750,000	743,745
Province of New Brunswick Canada 3.63% 2/24/28	150,000	151,539
Province of Ontario 2.30% 6/15/26	500,000	480,586
	Principal Amount°	Value (U.S. $)
ΔREGIONAL BONDS (continued)
Canada (continued)
Province of Ontario Canada
0.63% 1/21/26	175,000	$ 159,365
1.05% 4/14/26	600,000	551,068
1.13% 10/7/30	1,250,000	1,039,325
1.60% 2/25/31	250,000	215,081
2.00% 10/2/29	250,000	226,272
Province of Quebec
1.35% 5/28/30	200,000	169,731
2.50% 4/20/26	1,000,000	971,006
Province of Quebec Canada
0.60% 7/23/25	250,000	231,227
1.50% 2/11/25	250,000	239,556
2.50% 4/9/24	100,000	98,765
2.75% 4/12/27	300,000	292,849
7.50% 7/15/23	200,000	207,655
7.50% 9/15/29	175,000	217,849
		7,418,134
Total Regional Bonds (Cost $7,892,516)		7,418,134
ΔSOVEREIGN BONDS–1.29%
Canada—0.06%
Canada Government International Bonds
1.63% 1/22/25	500,000	482,781
2.88% 4/28/25	450,000	446,824
Export Development Canada 2.63% 2/21/24	500,000	497,683
Province of Ontario Canada 3.10% 5/19/27	200,000	196,795
		1,624,083
Chile—0.07%
Chile Government International Bonds
2.55% 1/27/32	200,000	169,792
2.55% 7/27/33	250,000	204,077
3.10% 5/7/41	200,000	152,170
3.10% 1/22/61	200,000	135,218
3.13% 1/21/26	326,000	313,862
3.24% 2/6/28	350,000	329,114
3.50% 1/31/34	200,000	177,809
3.50% 1/25/50	200,000	152,774
4.34% 3/7/42	200,000	178,053
		1,812,869
Germany—0.02%
Kreditanstalt fuer Wiederaufbau 3.13% 6/10/25	500,000	498,820
		498,820
Hungary—0.03%
Hungary Government International Bonds 5.38% 3/25/24	700,000	713,636
		713,636

LVIP SSGA Bond Index Fund–66

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Indonesia—0.08%
Indonesia Government International Bonds
2.15% 7/28/31	400,000	$ 328,565
2.85% 2/14/30	250,000	223,119
3.20% 9/23/61	200,000	141,162
3.50% 2/14/50	250,000	196,868
4.10% 4/24/28	300,000	295,560
4.20% 10/15/50	400,000	342,992
4.75% 2/11/29	200,000	202,196
5.35% 2/11/49	200,000	195,992
		1,926,454
Israel—0.06%
Israel Government AID Bonds 5.50% 4/26/24	200,000	207,776
Israel Government International Bonds
2.88% 3/16/26	200,000	194,597
3.25% 1/17/28	200,000	194,750
3.88% 7/3/50	400,000	351,342
4.50% 1/30/43	200,000	196,764
State of Israel
2.50% 1/15/30	200,000	182,500
3.38% 1/15/50	200,000	161,309
		1,489,038
Italy—0.06%
Italy Government International Bonds
1.25% 2/17/26	495,000	441,139
5.38% 6/15/33	800,000	826,298
6.88% 9/27/23	350,000	363,132
		1,630,569
Japan—0.14%
Japan Bank for International Cooperation
0.38% 9/15/23	420,000	406,666
0.63% 7/15/25	235,000	217,179
1.25% 1/21/31	200,000	168,347
1.75% 10/17/24	200,000	193,700
1.88% 4/15/31	200,000	177,021
2.00% 10/17/29	200,000	182,072
2.13% 2/16/29	200,000	184,192
2.25% 11/4/26	200,000	191,060
2.38% 4/20/26	300,000	289,793
2.50% 5/23/24	200,000	197,217
2.75% 11/16/27	200,000	193,051
2.88% 6/1/27	350,000	341,674
2.88% 7/21/27	200,000	194,976
3.25% 7/20/23	200,000	200,403
3.25% 7/20/28	300,000	297,084
3.38% 7/31/23	200,000	200,721
		3,635,156
Mexico—0.20%
Mexico Government International Bonds
3.25% 4/16/30	205,000	180,395
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexico Government International Bonds (continued)
3.50% 2/12/34	200,000	$ 165,198
3.75% 1/11/28	200,000	191,507
3.77% 5/24/61	200,000	129,522
4.13% 1/21/26	285,000	284,930
4.15% 3/28/27	370,000	364,511
4.28% 8/14/41	200,000	158,067
4.35% 1/15/47	200,000	152,405
4.40% 2/12/52	200,000	150,306
4.50% 1/31/50	400,000	311,374
4.60% 2/10/48	200,000	158,096
4.75% 4/27/32	1,100,000	1,054,561
4.75% 3/8/44	1,000,000	830,995
6.05% 1/11/40	475,000	466,599
6.75% 9/27/34	500,000	544,081
		5,142,547
Panama—0.10%
Panama Government International Bonds
2.25% 9/29/32	700,000	545,323
3.16% 1/23/30	445,000	395,142
3.87% 7/23/60	310,000	218,886
3.88% 3/17/28	300,000	285,612
4.30% 4/29/53	300,000	235,246
4.50% 4/16/50	200,000	162,748
6.70% 1/26/36	200,000	215,912
7.13% 1/29/26	100,000	108,600
8.88% 9/30/27	100,000	117,511
9.38% 4/1/29	100,000	122,146
		2,407,126
Peru—0.09%
Peruvian Government International Bonds
2.78% 1/23/31	140,000	119,021
3.00% 1/15/34	233,000	191,131
3.30% 3/11/41	125,000	94,539
3.55% 3/10/51	395,000	294,740
3.60% 1/15/72	400,000	270,024
4.13% 8/25/27	350,000	342,329
5.63% 11/18/50	100,000	103,481
6.55% 3/14/37	500,000	541,400
7.35% 7/21/25	100,000	107,913
8.75% 11/21/33	200,000	253,242
		2,317,820
Philippines—0.12%
Philippines Government International Bonds
2.46% 5/5/30	250,000	217,742
2.95% 5/5/45	650,000	467,057
3.00% 2/1/28	200,000	188,889
3.20% 7/6/46	200,000	149,488
3.56% 9/29/32	200,000	184,512
3.70% 2/2/42	200,000	165,270
3.75% 1/14/29	400,000	387,992

LVIP SSGA Bond Index Fund–67

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Philippines (continued)
Philippines Government International Bonds (continued)
3.95% 1/20/40	500,000	$ 433,690
5.00% 1/13/37	500,000	498,677
9.50% 2/2/30	300,000	386,241
		3,079,558
Poland—0.02%
Poland Government International Bonds 3.25% 4/6/26	400,000	387,480
		387,480
Republic of Korea—0.15%
Export-Import Bank of Korea
0.38% 2/9/24	200,000	190,916
0.63% 2/9/26	200,000	180,108
1.25% 1/18/25	208,000	196,535
1.63% 1/18/27	200,000	182,668
2.13% 1/18/32	200,000	171,358
3.25% 11/10/25	200,000	197,842
3.63% 11/27/23	300,000	301,146
Korea Development Bank
0.40% 6/19/24	215,000	203,280
0.80% 7/19/26	250,000	224,550
1.63% 1/19/31	250,000	211,979
2.00% 2/24/25	200,000	191,977
2.25% 2/24/27	200,000	188,337
3.25% 2/19/24	400,000	399,608
Korea International Bonds
2.50% 6/19/29	200,000	188,936
2.75% 1/19/27	500,000	483,610
3.88% 9/11/23	200,000	201,824
		3,714,674
Sweden—0.04%
Svensk Exportkredit AB
0.25% 9/29/23	200,000	193,056
0.38% 3/11/24	200,000	190,550
0.50% 8/26/25	500,000	461,215
2.25% 3/22/27	200,000	190,871
		1,035,692
Uruguay—0.05%
Uruguay Government International Bonds
4.38% 10/27/27	300,000	303,912
5.10% 6/18/50	600,000	602,430
7.63% 3/21/36	250,000	312,914
		1,219,256
Total Sovereign Bonds (Cost $36,160,707)		32,634,778
SUPRANATIONAL BANKS–1.38%
African Development Bank
0.88% 3/23/26	800,000	736,016
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
African Development Bank (continued)
0.88% 7/22/26	250,000	$ 227,950
3.38% 7/7/25	350,000	351,835
Asian Development Bank
0.25% 7/14/23	1,045,000	1,015,008
0.25% 10/6/23	250,000	241,591
0.38% 9/3/25	750,000	686,992
0.50% 2/4/26	500,000	454,702
0.63% 4/29/25	1,500,000	1,399,710
0.75% 10/8/30	250,000	206,192
1.00% 4/14/26	300,000	276,888
1.50% 10/18/24	500,000	482,559
1.75% 8/14/26	100,000	94,433
1.88% 1/24/30	200,000	183,285
2.00% 4/24/26	600,000	575,328
2.38% 8/10/27	250,000	240,238
2.63% 1/30/24	400,000	397,439
2.88% 5/6/25	450,000	447,147
Asian Infrastructure Investment Bank
0.25% 9/29/23	665,000	642,905
0.50% 5/28/25	500,000	461,967
Corp. Andina de Fomento 1.63% 9/23/25	500,000	467,073
Council of Europe Development Bank 2.50% 2/27/24	300,000	297,242
Council Of Europe Development Bank
1.38% 2/27/25	250,000	240,456
3.00% 6/16/25	71,000	70,750
European Bank for Reconstruction & Development
0.25% 7/10/23	250,000	243,318
0.50% 5/19/25	1,000,000	927,835
1.50% 2/13/25	85,000	81,612
European Investment Bank
0.25% 9/15/23	365,000	352,809
0.38% 12/15/25	400,000	364,418
0.38% 3/26/26	340,000	306,894
0.75% 10/26/26	222,000	200,779
1.25% 2/14/31	1,175,000	1,007,060
1.38% 3/15/27	1,250,000	1,153,032
1.63% 3/14/25	325,000	312,699
1.63% 10/9/29	550,000	497,208
1.75% 3/15/29	187,000	170,744
2.63% 3/15/24	415,000	412,049
2.75% 8/15/25	273,000	270,123
2.88% 8/15/23	500,000	499,418
3.25% 1/29/24	1,400,000	1,404,480
Inter-American Development Bank
0.25% 11/15/23	500,000	482,402
0.63% 7/15/25	1,000,000	926,078
0.63% 9/16/27	500,000	438,933
1.13% 7/20/28	200,000	177,134
1.13% 1/13/31	250,000	211,403
1.75% 3/14/25	1,250,000	1,206,200
2.00% 6/2/26	250,000	239,163

LVIP SSGA Bond Index Fund–68

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Inter-American Development Bank (continued)
2.00% 7/23/26	100,000	$ 95,598
2.25% 6/18/29	350,000	328,905
3.00% 10/4/23	500,000	499,583
3.00% 2/21/24	400,000	399,547
3.20% 8/7/42	100,000	90,763
3.25% 7/1/24	375,000	375,550
3.88% 10/28/41	100,000	102,510
4.38% 1/24/44	56,000	61,782
International Bank for Reconstruction & Development
0.25% 11/24/23	175,000	168,670
0.38% 7/28/25	500,000	459,832
0.50% 10/28/25	280,000	256,750
0.63% 4/22/25	1,500,000	1,399,851
0.75% 11/24/27	325,000	285,820
0.88% 5/14/30	500,000	419,402
1.13% 9/13/28	1,000,000	883,140
1.25% 2/10/31	1,000,000	854,563
1.63% 1/15/25	750,000	723,959
1.63% 11/3/31	381,000	333,255
1.75% 10/23/29	250,000	226,310
2.50% 3/19/24	750,000	743,512
2.50% 11/25/24	900,000	887,951
2.50% 11/22/27	350,000	338,083
3.13% 11/20/25	450,000	450,047
4.75% 2/15/35	50,000	56,828
International Finance Corp.
0.38% 7/16/25	145,000	133,700
0.75% 8/27/30	500,000	417,068
1.38% 10/16/24	675,000	649,602
2.88% 7/31/23	160,000	159,980
Nordic Investment Bank
0.38% 9/11/25	250,000	228,953
0.50% 1/21/26	250,000	227,994
2.25% 5/21/24	200,000	197,280
2.88% 7/19/23	200,000	199,508
Total Supranational Banks (Cost $36,948,404)		34,739,793
U.S. TREASURY OBLIGATIONS–39.72%
U.S. Treasury Bonds
1.13% 5/15/40	3,000,000	2,088,281
1.13% 8/15/40	4,500,000	3,108,867
1.25% 5/15/50	6,300,000	4,008,375
1.38% 11/15/40	1,000,000	720,195
1.38% 8/15/50	8,000,000	5,265,938
1.63% 11/15/50	8,750,000	6,154,053
1.88% 2/15/41	3,000,000	2,352,773
1.88% 2/15/51	5,000,000	3,750,586
1.88% 11/15/51	5,000,000	3,751,563
2.00% 2/15/50	1,500,000	1,162,383
2.00% 8/15/51	7,000,000	5,409,961
2.25% 2/15/52	7,000,000	5,760,781
2.38% 11/15/49	2,500,000	2,111,523
2.38% 5/15/51	3,500,000	2,954,629
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
2.50% 2/15/45	10,400,000	$ 8,820,500
2.50% 2/15/46	6,350,000	5,384,354
2.50% 5/15/46	7,200,000	6,102,562
2.75% 8/15/42	2,600,000	2,332,789
2.75% 11/15/42	3,500,000	3,134,004
2.75% 8/15/47	4,200,000	3,755,719
2.75% 11/15/47	6,500,000	5,823,086
2.88% 5/15/43	13,500,000	12,310,312
2.88% 8/15/45	1,200,000	1,090,125
2.88% 5/15/49	3,000,000	2,797,148
3.00% 5/15/42	2,850,000	2,671,652
3.00% 11/15/45	8,100,000	7,526,672
3.00% 2/15/47	7,700,000	7,190,176
3.00% 5/15/47	5,700,000	5,327,719
3.00% 2/15/48	5,000,000	4,710,938
3.00% 8/15/48	11,000,000	10,393,711
3.00% 2/15/49	9,500,000	9,052,832
3.13% 8/15/44	19,500,000	18,470,156
3.13% 5/15/48	4,000,000	3,871,094
3.25% 5/15/42	5,000,000	4,879,688
3.38% 11/15/48	2,000,000	2,032,109
3.63% 2/15/44	3,000,000	3,078,047
3.75% 8/15/41	3,850,000	4,045,207
3.88% 8/15/40	3,750,000	4,043,115
4.38% 5/15/41	2,750,000	3,149,717
5.00% 5/15/37	1,000,000	1,236,289
5.25% 11/15/28	500,000	562,480
5.38% 2/15/31	500,000	588,867
5.50% 8/15/28	500,000	566,875
6.00% 2/15/26	750,000	825,146
6.13% 11/15/27	800,000	919,250
6.13% 8/15/29	300,000	359,051
6.25% 8/15/23	1,600,000	1,660,438
6.63% 2/15/27	750,000	863,262
6.75% 8/15/26	500,000	570,918
6.88% 8/15/25	1,000,000	1,114,141
7.50% 11/15/24	500,000	551,152
7.63% 2/15/25	500,000	557,539
U.S. Treasury Notes
0.13% 8/15/23	15,000,000	14,526,562
0.13% 2/15/24	10,000,000	9,554,297
0.25% 11/15/23	32,000,000	30,837,500
0.25% 6/15/24	10,000,000	9,482,813
0.25% 10/31/25	20,000,000	18,225,000
0.38% 9/15/24	11,000,000	10,382,109
0.38% 12/31/25	2,500,000	2,278,418
0.38% 7/31/27	45,000,000	39,338,086
0.50% 5/31/27	5,000,000	4,415,625
0.50% 6/30/27	12,000,000	10,577,344
0.50% 8/31/27	15,500,000	13,603,066
0.63% 10/15/24	5,000,000	4,737,305
0.63% 12/31/27	10,000,000	8,762,891
0.63% 5/15/30	3,750,000	3,126,855
0.63% 8/15/30	5,000,000	4,145,313

LVIP SSGA Bond Index Fund–69

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
0.75% 11/15/24	16,000,000	$ 15,171,250
0.75% 1/31/28	35,000,000	30,824,609
0.88% 9/30/26	10,000,000	9,132,813
0.88% 11/15/30	21,000,000	17,731,055
1.13% 2/28/25	5,500,000	5,234,883
1.13% 2/29/28	12,000,000	10,789,687
1.13% 2/15/31	5,000,000	4,296,484
1.25% 6/30/28	5,000,000	4,497,852
1.25% 8/15/31	17,000,000	14,634,609
1.38% 10/31/28	8,000,000	7,212,812
1.38% 12/31/28	10,000,000	9,013,672
1.38% 11/15/31	7,500,000	6,505,078
1.50% 9/30/24	5,000,000	4,836,719
1.50% 11/30/24	32,000,000	30,868,750
1.50% 8/15/26	11,000,000	10,330,547
1.50% 1/31/27	8,000,000	7,469,375
1.50% 2/15/30	6,000,000	5,389,219
1.63% 10/31/23	18,000,000	17,688,516
1.63% 2/15/26	11,000,000	10,454,727
1.63% 5/15/26	6,500,000	6,160,020
1.63% 11/30/26	6,000,000	5,645,625
1.63% 8/15/29	8,000,000	7,283,750
1.63% 5/15/31	19,000,000	16,976,797
1.75% 11/15/29	5,000,000	4,588,086
1.88% 7/31/26	8,000,000	7,641,875
1.88% 2/15/32	10,000,000	9,059,375
2.00% 4/30/24	8,000,000	7,860,312
2.00% 5/31/24	10,000,000	9,819,141
2.00% 2/15/25	11,000,000	10,717,695
2.00% 11/15/26	5,000,000	4,780,469
2.13% 11/30/23	22,000,000	21,747,344
2.13% 2/29/24	12,000,000	11,836,875
2.13% 9/30/24	7,000,000	6,869,570
2.13% 11/30/24	9,000,000	8,814,023
2.13% 5/31/26	10,000,000	9,660,938
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.25% 3/31/24	15,000,000	$ 14,811,328
2.25% 3/31/26	5,000,000	4,858,203
2.25% 2/15/27	16,000,000	15,426,875
2.25% 8/15/27	9,000,000	8,644,570
2.25% 11/15/27	11,500,000	11,025,176
2.38% 5/15/27	9,500,000	9,196,445
2.38% 5/15/29	11,000,000	10,538,086
2.50% 8/15/23	15,250,000	15,167,793
2.50% 4/30/24	53,000,000	52,538,320
2.63% 12/31/25	2,000,000	1,971,719
2.63% 2/15/29	9,000,000	8,762,695
2.75% 11/15/23	5,000,000	4,984,961
2.75% 2/15/24	26,000,000	25,908,594
2.75% 2/28/25	5,000,000	4,963,867
2.75% 6/30/25	5,000,000	4,961,133
2.75% 2/15/28	12,000,000	11,790,469
2.88% 11/30/25	7,000,000	6,958,164
2.88% 5/15/28	4,000,000	3,953,281
2.88% 8/15/28	13,000,000	12,841,562
2.88% 5/15/32	10,000,000	9,887,500
3.13% 11/15/28	7,000,000	7,014,492
Total U.S. Treasury Obligations (Cost $1,075,673,654)		1,002,711,717

	Number of Shares
MONEY MARKET FUND–0.65%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	16,335,542	16,335,542
Total Money Market Fund (Cost $16,335,542)		16,335,542

TOTAL INVESTMENTS–100.11% (Cost $2,744,003,492)	2,527,106,077

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(2,880,011)
NET ASSETS APPLICABLE TO 244,260,385 SHARES OUTSTANDING–100.00%	$2,524,226,066
NET ASSET VALUE PER SHARE–LVIP SSGA BOND INDEX FUND STANDARD CLASS ($1,656,972,988 / 160,289,068 Shares)	$10.337
NET ASSET VALUE PER SHARE–LVIP SSGA BOND INDEX FUND SERVICE CLASS ($867,253,078 / 83,971,317 Shares)	$10.328
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$2,734,930,585
Distributable earnings/(accumulated loss)	(210,704,519)
TOTAL NET ASSETS	$2,524,226,066

LVIP SSGA Bond Index Fund–70

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2022.
✱ Considered an affiliated investment. See Note 2 in “Notes.”
Δ Securities have been classified by country of origin.
★ Includes $28,650,121 payable for securities purchased, $1,884,788 payable for fund shares redeemed, $332,596 other accrued expenses payable and $837,937 due to manager and affiliates as of June 30, 2022.

Summary of Abbreviations:
AID–Agency for International Development
GNMA–Government National Mortgage Association
GO–Government Obligation
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
NATL–Insured by the National Public Finance Guarantee Corporation
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund–71

LVIP SSGA Bond Index Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Interest from unaffiliated investments	$ 31,751,562
Interest from affiliated investments	10,000
31,761,562
EXPENSES:
Management fees	5,492,489
Distribution fees-Service Class	1,166,770
Shareholder servicing fees	398,206
Accounting and administration expenses	257,231
Index fees	188,071
Pricing fees	178,183
Professional fees	51,793
Custodian fees	49,142
Trustees’ fees and expenses	43,436
Reports and statements to shareholders	18,628
Consulting fees	1,946
Other	31,990
7,877,885
Less:
Management fees waived	(1,692,144)
Total operating expenses	6,185,741
NET INVESTMENT INCOME	25,575,821
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(17,001,701)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(21,877)
Unaffiliated investments	(322,208,090)
Net change in unrealized appreciation (depreciation)	(322,229,967)
NET REALIZED AND UNREALIZED LOSS	(339,231,668)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(313,655,847)
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 25,575,821	$ 47,392,087
Net realized gain (loss)	(17,001,701)	7,308,744
Net change in unrealized appreciation (depreciation)	(322,229,967)	(121,872,515)
Net decrease in net assets resulting from operations	(313,655,847)	(67,171,684)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(46,770,124)
Service Class	—	(21,464,481)
	—	(68,234,605)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	61,823,570	378,704,555
Service Class	36,701,492	146,126,604
Reinvestment of dividends and distributions:
Standard Class	—	46,770,124
Service Class	—	21,464,481
	98,525,062	593,065,764
Cost of shares redeemed:
Standard Class	(231,536,659)	(473,919,792)
Service Class	(96,111,965)	(122,238,697)
	(327,648,624)	(596,158,489)
Decrease in net assets derived from capital share transactions	(229,123,562)	(3,092,725)
NET DECREASE IN NET ASSETS	(542,779,409)	(138,499,014)
NET ASSETS:
Beginning of period	3,067,005,475	3,205,504,489
End of period	$2,524,226,066	$3,067,005,475
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund–72

LVIP SSGA Bond Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Bond Index Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 11.546	$ 12.057	$ 11.460	$ 10.881	$ 11.231	$ 11.156
Income (loss) from investment operations:
Net investment income[2]	0.104	0.189	0.237	0.284	0.275	0.258
Net realized and unrealized gain (loss)	(1.313)	(0.427)	0.620	0.612	(0.315)	0.097
Total from investment operations	(1.209)	(0.238)	0.857	0.896	(0.040)	0.355
Less dividends and distributions from:
Net investment income	—	(0.228)	(0.260)	(0.317)	(0.310)	(0.280)
Net realized gain	—	(0.045)	—	—	—	—
Total dividends and distributions	—	(0.273)	(0.260)	(0.317)	(0.310)	(0.280)
Net asset value, end of period	$ 10.337	$ 11.546	$ 12.057	$ 11.460	$ 10.881	$ 11.231
Total return[3]	(10.47%)	(1.98%)	7.49%	8.24%	(0.32%)	3.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,656,973	$2,033,169	$2,172,627	$1,961,969	$1,833,230	$2,031,198
Ratio of expenses to average net assets	0.37%	0.36%	0.35%	0.35%	0.35%	0.34%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.49%	0.49%	0.47%	0.47%	0.48%	0.46%
Ratio of net investment income to average net assets	1.94%	1.60%	1.97%	2.48%	2.50%	2.27%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.82%	1.47%	1.85%	2.36%	2.38%	2.15%
Portfolio turnover	27%	95%	92%	43%	43%	49%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund–73

LVIP SSGA Bond Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Bond Index Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 11.550	$ 12.061	$ 11.464	$ 10.885	$ 11.234	$ 11.160
Income (loss) from investment operations:
Net investment income[2]	0.091	0.159	0.207	0.256	0.247	0.229
Net realized and unrealized gain (loss)	(1.313)	(0.427)	0.621	0.611	(0.315)	0.097
Total from investment operations	(1.222)	(0.268)	0.828	0.867	(0.068)	0.326
Less dividends and distributions from:
Net investment income	—	(0.198)	(0.231)	(0.288)	(0.281)	(0.252)
Net realized gain	—	(0.045)	—	—	—	—
Total dividends and distributions	—	(0.243)	(0.231)	(0.288)	(0.281)	(0.252)
Net asset value, end of period	$ 10.328	$ 11.550	$ 12.061	$ 11.464	$ 10.885	$ 11.234
Total return[3]	(10.58%)	(2.22%)	7.23%	7.97%	(0.58%)	2.92%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 867,253	$1,033,836	$1,032,877	$952,426	$943,149	$1,046,956
Ratio of expenses to average net assets	0.62%	0.61%	0.60%	0.60%	0.60%	0.59%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.74%	0.72%	0.72%	0.73%	0.71%
Ratio of net investment income to average net assets	1.69%	1.35%	1.72%	2.23%	2.25%	2.02%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.57%	1.22%	1.60%	2.11%	2.13%	1.90%
Portfolio turnover	27%	95%	92%	43%	43%	49%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund–74

LVIP SSGA Bond Index Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Bond Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to match as closely as practicable, before fees and expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
 Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
LVIP SSGA Bond Index Fund–75

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.08% of the first $500 million of the Fund's average daily net assets; 0.122% of the next $1.5 billion; 0.152% of the next $500 million; 0.157% of the next $2.5 billion; and 0.162% of the Fund’s average daily net assets in excess of $5 billion.   The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$94,338
Legal	16,841
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,291 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$587,212
Distribution fees payable to LFD	179,714
Printing and mailing fees payable to Lincoln Life	10,104
Shareholder servicing fees payable to Lincoln Life	60,907
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP SSGA Bond Index Fund–76

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Accretion/ (Amortization)	Value 06/30/22	Principal Amount 6/30/22°	Interest Income
CORPORATE BOND-0.02%@
Insurance-0.02% @
Lincoln National Corp	$524,146	$—	$—	$—	$(21,877)	$343	$502,612	500,000	$10,000

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
@ As a percentage of Net Assets as of June 30, 2022.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$ 50,857,515
Purchases of U.S. government securities	687,997,982
Sales other than U.S. government securities	128,977,695
Sales of U.S. government securities	801,609,736
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$2,744,003,492
Aggregate unrealized appreciation of investments	$ 7,333,486
Aggregate unrealized depreciation of investments	(224,230,901)
Net unrealized depreciation of investments	$ (216,897,415)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Bond Index Fund–77

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Commercial Mortgage-Backed Securities	$ —	$ 20,943,028	$—	$ 20,943,028
Agency Mortgage-Backed Securities	—	697,772,787	—	697,772,787
Agency Obligations	—	34,231,605	—	34,231,605
Corporate Bonds	—	626,183,802	—	626,183,802
Municipal Bonds	—	17,427,531	—	17,427,531
Non-Agency Asset-Backed Securities	—	7,844,869	—	7,844,869
Non-Agency Commercial Mortgage-Backed Securities	—	28,862,491	—	28,862,491
Regional Bonds	—	7,418,134	—	7,418,134
Sovereign Bonds	—	32,634,778	—	32,634,778
Supranational Banks	—	34,739,793	—	34,739,793
U.S. Treasury Obligations	—	1,002,711,717	—	1,002,711,717
Money Market Fund	16,335,542	—	—	16,335,542
Total Investments	$16,335,542	$2,510,770,535	$—	$2,527,106,077
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	5,681,335	32,090,476
Service Class	3,394,770	12,381,986
Shares reinvested:
Standard Class	—	4,022,492
Service Class	—	1,844,761
	9,076,105	50,339,715
Shares redeemed:
Standard Class	(21,486,102)	(40,216,057)
Service Class	(8,935,145)	(10,355,122)
	(30,421,247)	(50,571,179)
Net decrease	(21,345,142)	(231,464)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $100,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
LVIP SSGA Bond Index Fund–78

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Bond Index Fund–79

LVIP SSGA Bond Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Bond Index Fund–80

LVIP SSGA Emerging Markets Equity Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP SSGA Emerging Markets Equity Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Emerging Markets Equity Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$824.20	0.50%	$2.26
Service Class Shares	1,000.00	823.10	0.75%	3.39
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.30	0.50%	$2.51
Service Class Shares	1,000.00	1,021.10	0.75%	3.76

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Emerging Markets Equity Index Fund–1

LVIP SSGA Emerging Markets Equity Index Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Country	Percentage of Net Assets
Common Stock	92.53%
Australia	0.02%
Brazil	3.42%
Cayman Islands	0.00%
Chile	0.32%
China	29.81%
Colombia	0.10%
Czech Republic	0.16%
Egypt	0.06%
Greece	0.24%
Hong Kong	2.40%
Hungary	0.16%
India	12.18%
Indonesia	1.75%
Kuwait	0.78%
Luxembourg	0.04%
Malaysia	1.39%
Mexico	2.02%
Peru	0.21%
Philippines	0.68%
Poland	1.01%
Qatar	0.99%
Republic of Korea	10.25%
Romania	0.04%
Russia	0.00%
Saudi Arabia	4.08%
South Africa	3.31%
Taiwan	13.71%
Thailand	1.84%
Turkey	0.27%
United Arab Emirates	1.21%
United States	0.08%
Preferred Stocks	2.01%
Rights	0.00%
Warrants	0.00%
Money Market Fund	66.22%
Total Investments	160.76%
Liabilities Net of Receivables and Other Assets	(60.76%)
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	0.14%
Air Freight & Logistics	0.32%
Airlines	0.24%
Auto Components	0.53%
Automobiles	3.26%
Banks	14.62%
Beverages	1.44%
Biotechnology	0.64%
Building Products	0.06%
Capital Markets	0.86%
Chemicals	3.05%
Commercial Services & Supplies	0.08%
Communications Equipment	0.18%
Construction & Engineering	0.52%
Construction Materials	0.88%
Consumer Finance	0.56%
Containers & Packaging	0.07%
Distributors	0.00%
Diversified Consumer Services	0.15%
Diversified Financial Services	0.73%
Diversified Telecommunication Services	1.44%
Electric Utilities	1.11%
Electrical Equipment	0.84%
Electronic Equipment, Instruments & Components	2.53%
Energy Equipment & Services	0.06%
Entertainment	1.08%
Equity Real Estate Investment Trusts	0.09%
Food & Staples Retailing	1.17%
Food Products	1.79%
Gas Utilities	0.62%
Health Care Equipment & Supplies	0.17%
Health Care Providers & Services	0.71%
Health Care Technology	0.00%
Hotels, Restaurants & Leisure	1.02%
Household Durables	0.38%
Household Products	0.08%
Independent Power and Renewable Electricity Producers	0.92%
Industrial Conglomerates	1.00%
Insurance	2.67%
Interactive Media & Services	5.68%
Internet & Direct Marketing Retail	6.92%
IT Services	2.20%
Leisure Products	0.03%
Life Sciences Tools & Services	0.96%
Machinery	0.46%
Marine	0.54%
Media	0.22%
Metals & Mining	3.59%

LVIP SSGA Emerging Markets Equity Index Fund–2

LVIP SSGA Emerging Markets Equity Index Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)
Sector	Percentage of Net Assets
Multiline Retail	0.25%
Multi-Utilities	0.03%
Oil, Gas & Consumable Fuels	4.71%
Paper & Forest Products	0.19%
Personal Products	0.69%
Pharmaceuticals	1.12%
Real Estate Management & Development	1.93%
Road & Rail	0.25%
Semiconductors & Semiconductor Equipment	8.29%
Software	0.29%
Specialty Retail	0.70%
Technology Hardware, Storage & Peripherals	4.73%
Textiles, Apparel & Luxury Goods	1.14%
Thrifts & Mortgage Finance	0.70%
Tobacco	0.37%
Trading Companies & Distributors	0.14%
Transportation Infrastructure	0.66%
Water Utilities	0.10%
Wireless Telecommunication Services	1.64%
Total	94.54%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.79%
Tencent Holdings Ltd.	4.14%
Alibaba Group Holding Ltd.	3.18%
Samsung Electronics Co. Ltd.	3.09%
Meituan Class B	1.50%
Reliance Industries Ltd.	1.47%
China Construction Bank Corp. Class H	0.95%
JD.com, Inc. Class A	0.95%
Infosys Ltd.	0.92%
Vale SA	0.86%
Total	22.85%

IT–Information Technology

LVIP SSGA Emerging Markets Equity Index Fund–3

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–92.53%
Australia–0.02%
†MMG Ltd.	156,000	$ 57,922
		57,922
Brazil–3.42%
Ambev SA	239,200	611,546
Americanas SA	32,710	84,190
Atacadao SA	25,200	80,269
B3 SA - Brasil Bolsa Balcao	310,600	653,432
Banco Bradesco SA	79,984	219,314
Banco BTG Pactual SA	59,872	256,262
Banco do Brasil SA	43,500	277,119
Banco Santander Brasil SA	18,800	103,314
BB Seguridade Participacoes SA	35,400	175,869
†BRF SA	30,272	78,551
CCR SA	61,500	147,714
Centrais Eletricas Brasileiras SA	51,585	455,088
Cia de Saneamento Basico do Estado de Sao Paulo	17,400	139,673
Cia Siderurgica Nacional SA	35,300	103,942
Cosan SA	62,000	215,495
CPFL Energia SA	11,800	69,671
Energisa SA	9,900	76,291
Engie Brasil Energia SA	10,125	79,708
Equatorial Energia SA	51,472	225,029
Hapvida Participacoes e Investimentos S/A	235,418	245,609
Hypera SA	20,900	152,034
JBS SA	42,200	255,210
Klabin SA	38,400	148,216
Localiza Rent a Car SA	30,821	308,478
Lojas Renner SA	50,243	216,680
Magazine Luiza SA	154,391	69,622
Natura & Co. Holding SA	45,596	117,531
†Petro Rio SA	36,000	151,128
Petroleo Brasileiro SA	188,900	1,103,055
Raia Drogasil SA	54,400	200,098
Rede D'Or Sao Luiz SA	20,300	112,449
Rumo SA	65,918	200,773
Suzano SA	37,930	361,003
Telefonica Brasil SA	25,700	232,621
TIM SA	43,200	105,411
TOTVS SA	26,614	118,540
Ultrapar Participacoes SA	36,900	87,007
Vale SA	202,792	2,968,964
Vibra Energia SA	59,000	188,044
WEG SA	85,200	430,603
		11,825,553
Cayman Islands–0.00%
Inter & Co., Inc.	46	123
		123
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Chile–0.32%
Banco de Chile	2,303,023	$ 209,560
Banco de Credito e Inversiones SA	2,764	80,909
Banco Santander Chile	3,335,356	134,664
Cencosud SA	71,663	91,214
Cia Cervecerias Unidas SA	6,440	40,704
Cia Sud Americana de Vapores SA	789,410	70,532
Empresas CMPC SA	56,997	94,721
Empresas COPEC SA	19,830	146,297
Enel Americas SA	1,082,045	102,704
Enel Chile SA	1,393,741	31,515
Falabella SA	37,978	88,980
		1,091,800
China–29.81%
360 DigiTech, Inc. ADR	4,500	77,850
360 Security Technology, Inc. Class A	15,200	19,388
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	4,800	15,282
3SBio, Inc.	74,500	59,363
†AAC Technologies Holdings, Inc.	36,500	84,332
†Advanced Micro-Fabrication Equipment, Inc. China Class A	1,325	23,174
AECC Aero-Engine Control Co. Ltd. Class A	3,000	12,603
AECC Aviation Power Co. Ltd. Class A	5,701	38,763
Agricultural Bank of China Ltd. Class A	177,900	80,305
Agricultural Bank of China Ltd. Class H	1,476,000	558,010
Aier Eye Hospital Group Co. Ltd. Class A	11,432	76,612
†Air China Ltd. Class A	14,900	25,907
†Air China Ltd. Class H	90,000	78,435
†Alibaba Group Holding Ltd.	769,900	10,982,917
A-Living Smart City Services Co. Ltd.	32,500	52,319
†Aluminum Corp. of China Ltd. Class A	29,400	20,870
Aluminum Corp. of China Ltd. Class H	198,000	74,429
Angel Yeast Co. Ltd. Class A	1,800	13,130
Anhui Conch Cement Co. Ltd. Class A	8,600	45,407
LVIP SSGA Emerging Markets Equity Index Fund–4

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Anhui Conch Cement Co. Ltd. Class H	62,500	$ 271,245
Anhui Gujing Distillery Co. Ltd. Class A	900	33,626
Anhui Gujing Distillery Co. Ltd. Class B	5,500	85,882
Anhui Honglu Steel Construction Group Co. Ltd. Class A	1,530	7,651
Anhui Kouzi Distillery Co. Ltd. Class A	1,300	11,399
Anhui Yingjia Distillery Co. Ltd. Class A	1,500	14,620
Anjoy Foods Group Co. Ltd. Class A	600	15,067
ANTA Sports Products Ltd.	61,800	760,534
Apeloa Pharmaceutical Co. Ltd. Class A	2,700	8,325
Asymchem Laboratories Tianjin Co. Ltd. Class A	600	25,896
Autohome, Inc. ADR	3,900	153,387
Avary Holding Shenzhen Co. Ltd. Class A	4,200	19,012
AVIC Electromechanical Systems Co. Ltd. Class A	8,600	15,893
AVIC Industry-Finance Holdings Co. Ltd. Class A	20,400	10,558
AviChina Industry & Technology Co. Ltd. Class H	126,000	72,028
AVICOPTER PLC Class A	1,300	8,769
†Baidu, Inc. ADR	700	104,111
†Baidu, Inc. Class A	108,300	1,540,932
Bank of Beijing Co. Ltd. Class A	43,700	29,668
Bank of Changsha Co. Ltd. Class A	8,900	10,559
Bank of Chengdu Co. Ltd. Class A	8,000	19,852
Bank of China Ltd. Class A	74,300	36,205
Bank of China Ltd. Class H	4,023,000	1,607,475
Bank of Communications Co. Ltd. Class A	83,920	62,491
Bank of Hangzhou Co. Ltd. Class A	12,700	28,459
Bank of Jiangsu Co. Ltd. Class A	31,700	33,767
Bank of Nanjing Co. Ltd. Class A	21,400	33,359
Bank of Ningbo Co. Ltd. Class A	13,870	74,358
Bank of Shanghai Co. Ltd. Class A	29,140	28,543
Baoshan Iron & Steel Co. Ltd. Class A	47,400	42,683
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
BBMG Corp. Class A	22,900	$ 9,482
†BeiGene Ltd. ADR	2,400	388,440
†Beijing Capital International Airport Co. Ltd. Class H	96,000	65,510
†Beijing Dabeinong Technology Group Co. Ltd. Class A	9,300	10,866
Beijing Easpring Material Technology Co. Ltd. Class A	1,100	14,912
Beijing Enlight Media Co. Ltd. Class A	6,400	9,070
Beijing Enterprises Holdings Ltd.	26,000	92,442
Beijing Enterprises Water Group Ltd.	206,000	62,150
Beijing Kingsoft Office Software, Inc. Class A	976	28,798
Beijing New Building Materials PLC Class A	3,700	19,182
Beijing Originwater Technology Co. Ltd. Class A	8,800	6,861
Beijing Roborock Technology Co. Ltd. Class A	143	13,208
Beijing Shiji Information Technology Co. Ltd. Class A	3,940	9,355
Beijing Shunxin Agriculture Co. Ltd. Class A	1,600	6,426
Beijing Sinnet Technology Co. Ltd. Class A	4,200	6,555
Beijing Tiantan Biological Products Corp. Ltd. Class A	3,060	11,137
Beijing United Information Technology Co. Ltd. Class A	1,055	13,989
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	1,220	28,318
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	600	12,049
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	86,200	64,719
Betta Pharmaceuticals Co. Ltd. Class A	900	8,191
BGI Genomics Co. Ltd. Class A	900	9,647
†Bilibili, Inc. ADR	400	10,240

LVIP SSGA Emerging Markets Equity Index Fund–5

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Bilibili, Inc. Class Z	8,980	$ 291,807
BOC International China Co. Ltd. Class A	6,000	11,978
BOE Technology Group Co. Ltd. Class A	78,000	45,951
BYD Co. Ltd. Class A	3,800	189,872
BYD Co. Ltd. Class H	42,000	1,692,998
BYD Electronic International Co. Ltd.	34,500	109,187
By-health Co. Ltd. Class A	3,900	12,634
Caitong Securities Co. Ltd. Class A	10,330	12,180
†CanSino Biologics, Inc. Class A	257	7,646
†CanSino Biologics, Inc. Class H	4,800	49,257
CECEP Solar Energy Co. Ltd. Class A	6,700	8,359
CECEP Wind-Power Corp. Class A	11,400	8,179
CGN Power Co. Ltd. Class H	538,000	130,325
Chacha Food Co. Ltd. Class A	1,100	9,366
Changchun High & New Technology Industry Group, Inc. Class A	800	27,964
Changjiang Securities Co. Ltd. Class A	12,800	11,368
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	600	15,349
Chaozhou Three-Circle Group Co. Ltd. Class A	4,200	18,913
Chengtun Mining Group Co. Ltd. Class A	6,100	7,092
Chengxin Lithium Group Co. Ltd. Class A	1,900	17,195
†Chifeng Jilong Gold Mining Co. Ltd. Class A	3,900	9,208
China Baoan Group Co. Ltd. Class A	5,600	11,306
China CITIC Bank Corp. Ltd. Class H	449,000	201,114
China Coal Energy Co. Ltd. Class H	105,000	88,725
China Communications Services Corp. Ltd. Class H	122,000	53,667
China Conch Venture Holdings Ltd.	83,500	182,128
China Construction Bank Corp. Class A	21,000	19,028
China CSSC Holdings Ltd. Class A	9,700	27,524
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†China Eastern Airlines Corp. Ltd. Class A	19,600	$ 16,106
†China Energy Engineering Corp. Ltd.	69,100	24,483
China Everbright Bank Co. Ltd. Class A	86,500	38,939
China Everbright Bank Co. Ltd. Class H	157,000	50,883
China Everbright Environment Group Ltd.	188,000	111,168
=China Evergrande Group	213,000	33,592
China Feihe Ltd.	181,000	208,411
China Galaxy Securities Co. Ltd. Class A	9,900	14,338
China Galaxy Securities Co. Ltd. Class H	176,000	101,818
China Great Wall Securities Co. Ltd. Class A	5,800	8,822
China Greatwall Technology Group Co. Ltd. Class A	7,200	11,665
China Hongqiao Group Ltd.	116,500	131,242
China International Capital Corp. Ltd. Class A	2,500	16,667
China International Capital Corp. Ltd. Class H	77,200	164,840
China Jinmao Holdings Group Ltd.	292,000	78,702
China Jushi Co. Ltd. Class A	8,746	22,768
China Lesso Group Holdings Ltd.	55,000	83,253
China Life Insurance Co. Ltd. Class A	6,100	28,383
China Life Insurance Co. Ltd. Class H	376,000	656,399
†China Literature Ltd.	20,800	100,754
China Longyuan Power Group Corp. Ltd. Class H	170,000	329,454
China Medical System Holdings Ltd.	69,000	107,572
China Meidong Auto Holdings Ltd.	30,000	95,331
China Mengniu Dairy Co. Ltd.	160,000	802,105
China Merchants Bank Co. Ltd. Class A	43,300	273,831
China Merchants Bank Co. Ltd. Class H	198,000	1,337,375
China Merchants Securities Co. Ltd. Class A	15,700	33,856

LVIP SSGA Emerging Markets Equity Index Fund–6

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	17,100	$ 34,370
China Minmetals Rare Earth Co. Ltd. Class A	2,200	10,306
China Minsheng Banking Corp. Ltd. Class A	74,100	41,206
China National Chemical Engineering Co. Ltd. Class A	13,300	18,739
China National Nuclear Power Co. Ltd. Class A	38,700	39,734
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	7,700	40,570
China Oilfield Services Ltd. Class H	92,000	89,834
China Overseas Land & Investment Ltd.	194,500	618,697
China Overseas Property Holdings Ltd.	70,000	75,455
China Pacific Insurance Group Co. Ltd. Class A	14,700	51,813
China Pacific Insurance Group Co. Ltd. Class H	133,200	327,140
China Petroleum & Chemical Corp. Class A	68,700	41,835
China Petroleum & Chemical Corp. Class H	1,292,000	582,175
China Power International Development Ltd.	276,000	175,377
China Railway Group Ltd. Class A	44,200	40,587
China Railway Signal & Communication Corp. Ltd. Class A	15,545	10,528
China Resources Beer Holdings Co. Ltd.	82,000	612,784
China Resources Land Ltd.	164,000	769,043
China Resources Microelectronics Ltd. Class A	2,365	20,948
China Resources Mixc Lifestyle Services Ltd.	34,800	172,883
China Resources Power Holdings Co. Ltd.	98,000	202,424
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	2,200	14,810
†China Ruyi Holdings Ltd.	236,000	86,708
China Shenhua Energy Co. Ltd. Class A	14,000	69,598
China Shenhua Energy Co. Ltd. Class H	171,500	491,910
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†China Southern Airlines Co. Ltd. Class A	24,700	$ 27,036
†China Southern Airlines Co. Ltd. Class H	94,000	54,504
China State Construction Engineering Corp. Ltd. Class A	89,100	70,812
China Suntien Green Energy Corp. Ltd. Class H	90,000	45,844
China Taiping Insurance Holdings Co. Ltd.	73,000	90,168
China Three Gorges Renewables Group Co. Ltd. Class A	60,100	56,536
China Tourism Group Duty Free Corp. Ltd. Class A	4,100	142,937
China Tower Corp. Ltd. Class H	2,246,000	289,401
China United Network Communications Ltd. Class A	65,900	34,095
China Vanke Co. Ltd. Class A	20,800	63,712
China Vanke Co. Ltd. Class H	86,600	218,039
China Yangtze Power Co. Ltd. Class A	47,784	165,142
China Zhenhua Group Science & Technology Co. Ltd. Class A	1,100	22,403
China Zheshang Bank Co. Ltd. Class A	34,600	17,174
Chinasoft International Ltd.	142,000	145,731
Chongqing Brewery Co. Ltd. Class A	1,000	21,932
Chongqing Changan Automobile Co. Ltd. Class A	20,600	53,445
Chongqing Fuling Zhacai Group Co. Ltd. Class A	2,000	10,335
Chongqing Rural Commercial Bank Co. Ltd. Class A	18,800	10,402
Chongqing Zhifei Biological Products Co. Ltd. Class A	3,400	56,467
CIFI Ever Sunshine Services Group Ltd.	40,000	51,277
CIFI Holdings Group Co. Ltd.	208,462	105,081
CITIC Ltd.	295,000	300,728
CITIC Securities Co. Ltd. Class A	25,885	84,047
CITIC Securities Co. Ltd. Class H	106,275	238,224

LVIP SSGA Emerging Markets Equity Index Fund–7

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
CMOC Group Ltd. Class A	38,400	$ 32,861
CMOC Group Ltd. Class H	180,000	100,513
CNGR Advanced Material Co. Ltd. Class A	900	16,709
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	6,900	7,362
†Contemporary Amperex Technology Co. Ltd. Class A	4,900	392,551
COSCO SHIPPING Development Co. Ltd. Class A	21,800	9,792
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	7,900	12,209
COSCO SHIPPING Holdings Co. Ltd. Class A	26,690	55,577
COSCO SHIPPING Holdings Co. Ltd. Class H	161,650	226,899
COSCO SHIPPING Ports Ltd.	93,473	66,103
Country Garden Holdings Co. Ltd.	411,474	256,793
Country Garden Services Holdings Co. Ltd.	103,000	462,250
CRRC Corp. Ltd. Class A	52,200	40,610
CRRC Corp. Ltd. Class H	221,000	82,374
CSC Financial Co. Ltd. Class A	9,200	39,856
CSPC Pharmaceutical Group Ltd.	454,240	454,024
Daan Gene Co. Ltd. Class A	3,356	8,606
Dali Foods Group Co. Ltd.	104,000	55,315
Daqin Railway Co. Ltd. Class A	31,800	31,317
†Daqo New Energy Corp. ADR	3,000	214,140
DaShenLin Pharmaceutical Group Co. Ltd. Class A	2,100	9,818
DHC Software Co. Ltd. Class A	7,700	7,288
Do-Fluoride New Materials Co. Ltd. Class A	1,700	12,477
Dong-E-E-Jiao Co. Ltd. Class A	1,500	8,297
Dongfang Electric Corp. Ltd. Class A	6,400	15,771
Dongxing Securities Co. Ltd. Class A	7,473	9,951
Dongyue Group Ltd.	75,000	94,085
East Money Information Co. Ltd. Class A	27,804	105,900
Ecovacs Robotics Co. Ltd. Class A	1,000	18,259
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
ENN Energy Holdings Ltd.	40,100	$ 662,801
ENN Natural Gas Co. Ltd. Class A	5,300	14,740
Eve Energy Co. Ltd. Class A	4,055	59,403
Everbright Securities Co. Ltd. Class A	8,300	19,576
†Fangda Carbon New Material Co. Ltd. Class A	8,480	9,634
Far East Horizon Ltd.	77,000	64,681
FAW Jiefang Group Co. Ltd. Class A	7,100	9,916
Fiberhome Telecommunication Technologies Co. Ltd. Class A	2,900	6,285
First Capital Securities Co. Ltd. Class A	9,800	9,410
Flat Glass Group Co. Ltd. Class A	3,700	21,117
Flat Glass Group Co. Ltd. Class H	22,000	77,448
Focus Media Information Technology Co. Ltd. Class A	30,700	30,940
Foshan Haitian Flavouring & Food Co. Ltd. Class A	8,060	109,092
Fosun International Ltd.	126,500	116,856
Founder Securities Co. Ltd. Class A	17,800	17,874
Foxconn Industrial Internet Co. Ltd. Class A	20,752	30,551
Fujian Sunner Development Co. Ltd. Class A	2,800	8,031
Fuyao Glass Industry Group Co. Ltd. Class A	4,300	26,850
Fuyao Glass Industry Group Co. Ltd. Class H	30,800	155,815
Ganfeng Lithium Co. Ltd. Class A	2,500	55,744
Ganfeng Lithium Co. Ltd. Class H	18,400	202,797
G-bits Network Technology Xiamen Co. Ltd. Class A	100	5,812
†GCL System Integration Technology Co. Ltd. Class A	13,300	7,404
GD Power Development Co. Ltd. Class A	39,300	22,998
†GDS Holdings Ltd. Class A	44,400	142,100
GEM Co. Ltd. Class A	10,700	14,577
Gemdale Corp. Class A	9,900	19,902
†Genscript Biotech Corp.	58,000	210,907

LVIP SSGA Emerging Markets Equity Index Fund–8

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
GF Securities Co. Ltd. Class A	12,900	$ 36,149
GF Securities Co. Ltd. Class H	55,800	73,933
Giant Network Group Co. Ltd. Class A	4,500	6,169
Gigadevice Semiconductor Beijing, Inc. Class A	1,452	31,002
Ginlong Technologies Co. Ltd. Class A	750	23,973
GoerTek, Inc. Class A	7,300	36,668
†GOME Retail Holdings Ltd.	2,132	104
Gotion High-tech Co. Ltd. Class A	3,600	24,609
Great Wall Motor Co. Ltd. Class A	4,900	27,161
Great Wall Motor Co. Ltd. Class H	157,000	325,179
Gree Electric Appliances, Inc. of Zhuhai Class A	6,200	31,304
Greentown China Holdings Ltd.	44,500	92,526
Greentown Service Group Co. Ltd.	74,000	83,760
GRG Banking Equipment Co. Ltd. Class A	5,900	8,187
Guangdong Haid Group Co. Ltd. Class A	3,500	31,406
Guangdong Kinlong Hardware Products Co. Ltd. Class A	700	13,593
Guanghui Energy Co. Ltd. Class A	14,700	23,092
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	3,200	15,100
Guangzhou Haige Communications Group, Inc. Co. Class A	5,700	7,755
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	1,100	13,569
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	1,500	16,893
Guangzhou Tinci Materials Technology Co. Ltd. Class A	4,160	38,648
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	9,595	10,095
Guolian Securities Co. Ltd. Class A	5,300	9,741
Guosen Securities Co. Ltd. Class A	13,900	19,927
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Guotai Junan Securities Co. Ltd. Class A	16,100	$ 36,649
Guoyuan Securities Co. Ltd. Class A	10,040	9,346
†Haidilao International Holding Ltd.	57,000	133,460
Haier Smart Home Co. Ltd. Class A	13,400	55,110
Haier Smart Home Co. Ltd. Class H	116,200	432,491
Haitian International Holdings Ltd.	33,000	84,413
Haitong Securities Co. Ltd. Class A	21,100	30,993
Haitong Securities Co. Ltd. Class H	144,800	106,592
Hangzhou First Applied Material Co. Ltd. Class A	2,804	27,549
Hangzhou Oxygen Plant Group Co. Ltd. Class A	2,200	10,285
Hangzhou Robam Appliances Co. Ltd. Class A	2,100	11,317
Hangzhou Silan Microelectronics Co. Ltd. Class A	3,100	24,183
Hangzhou Tigermed Consulting Co. Ltd. Class A	800	13,710
Hangzhou Tigermed Consulting Co. Ltd. Class H	6,200	71,904
Hansoh Pharmaceutical Group Co. Ltd.	60,000	121,496
Heilongjiang Agriculture Co. Ltd. Class A	4,200	9,268
Henan Shuanghui Investment & Development Co. Ltd. Class A	7,300	31,992
Hengan International Group Co. Ltd.	32,500	152,979
Hengli Petrochemical Co. Ltd. Class A	12,400	41,275
Hengtong Optic-electric Co. Ltd. Class A	4,600	10,018
Hengyi Petrochemical Co. Ltd. Class A	8,070	12,689
Hesteel Co. Ltd. Class A	28,400	9,598
Hithink RoyalFlush Information Network Co. Ltd. Class A	1,200	17,291
Hongfa Technology Co. Ltd. Class A	2,380	14,907

LVIP SSGA Emerging Markets Equity Index Fund–9

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Hopson Development Holdings Ltd.	39,699	$ 60,515
Hoshine Silicon Industry Co. Ltd. Class A	1,100	19,449
†Hua Hong Semiconductor Ltd.	30,000	108,896
Huadian Power International Corp. Ltd. Class A	17,900	10,515
Huadong Medicine Co. Ltd. Class A	3,700	25,030
Huafon Chemical Co. Ltd. Class A	10,800	13,647
Huagong Tech Co. Ltd. Class A	2,400	8,326
Hualan Biological Engineering, Inc. Class A	4,020	13,727
Huaneng Power International, Inc. Class A	20,200	21,273
Huaneng Power International, Inc. Class H	202,000	100,571
Huatai Securities Co. Ltd. Class A	16,100	34,256
Huatai Securities Co. Ltd. Class H	78,000	116,024
Huaxi Securities Co. Ltd. Class A	6,300	7,399
Huaxia Bank Co. Ltd. Class A	26,400	20,570
Huaxin Cement Co. Ltd. Class A	3,200	9,338
Huayu Automotive Systems Co. Ltd. Class A	6,800	23,400
Huazhu Group Ltd. ADR	9,900	377,190
Hubei Xingfa Chemicals Group Co. Ltd. Class A	2,400	15,815
Huizhou Desay Sv Automotive Co. Ltd. Class A	1,200	26,586
Humanwell Healthcare Group Co. Ltd. Class A	3,600	8,612
Hunan Valin Steel Co. Ltd. Class A	15,700	11,969
Hundsun Technologies, Inc. Class A	3,188	20,794
Hygeia Healthcare Holdings Co. Ltd.	17,200	114,697
Iflytek Co. Ltd. Class A	4,900	30,256
Imeik Technology Development Co. Ltd. Class A	400	35,944
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Industrial & Commercial Bank of China Ltd. Class A	131,800	$ 93,978
Industrial & Commercial Bank of China Ltd. Class H	2,858,000	1,705,223
Industrial Bank Co. Ltd. Class A	43,596	129,934
Industrial Securities Co. Ltd. Class A	14,342	15,145
Ingenic Semiconductor Co. Ltd. Class A	1,000	15,943
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	97,500	34,286
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	18,300	13,354
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	13,500	78,645
Inner Mongolia Yitai Coal Co. Ltd. Class B	55,200	90,467
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	8,300	13,068
†Innovent Biologics, Inc.	52,000	232,651
Inspur Electronic Information Industry Co. Ltd. Class A	3,260	12,930
Intco Medical Technology Co. Ltd. Class A	1,500	5,686
†iQIYI, Inc. ADR	17,300	72,660
JA Solar Technology Co. Ltd. Class A	4,780	56,470
Jafron Biomedical Co. Ltd. Class A	1,710	13,020
Jason Furniture Hangzhou Co. Ltd. Class A	1,820	15,419
JCET Group Co. Ltd. Class A	4,000	16,178
†JD Health International, Inc.	56,700	448,832
JD.com, Inc. Class A	101,721	3,277,757
Jiangsu Eastern Shenghong Co. Ltd. Class A	8,400	21,306
Jiangsu Expressway Co. Ltd. Class H	62,000	62,546
Jiangsu Hengli Hydraulic Co. Ltd. Class A	2,832	26,144
Jiangsu Hengrui Medicine Co. Ltd. Class A	13,322	73,940
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,700	20,599

LVIP SSGA Emerging Markets Equity Index Fund–10

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	3,200	$ 87,758
Jiangsu Yangnong Chemical Co. Ltd. Class A	700	13,946
Jiangsu Yoke Technology Co. Ltd. Class A	1,000	8,304
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	2,300	8,821
Jiangsu Zhongtian Technology Co. Ltd. Class A	7,500	25,974
Jiangxi Copper Co. Ltd. Class A	4,900	13,059
Jiangxi Copper Co. Ltd. Class H	56,000	76,578
†Jiangxi Zhengbang Technology Co. Ltd. Class A	6,900	6,261
Jinke Properties Group Co. Ltd. Class A	12,400	5,304
Jinxin Fertility Group Ltd.	76,500	70,554
JiuGui Liquor Co. Ltd. Class A	700	19,468
Jiumaojiu International Holdings Ltd.	37,000	98,552
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	4,600	8,493
Joinn Laboratories China Co. Ltd. Class A	740	12,604
Jointown Pharmaceutical Group Co. Ltd. Class A	4,300	7,657
†Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	1,731	8,955
JOYY, Inc. ADR	2,800	83,608
Juewei Food Co. Ltd. Class A	1,400	12,111
†Kanzhun Ltd. ADR	4,300	113,004
†KE Holdings, Inc. ADR	15,900	285,405
†Kingdee International Software Group Co. Ltd.	132,000	310,993
Kingfa Sci & Tech Co. Ltd. Class A	5,800	8,263
Kingsoft Corp. Ltd.	48,600	189,899
†Kuaishou Technology	88,500	994,623
†Kuang-Chi Technologies Co. Ltd. Class A	4,700	12,156
Kunlun Energy Co. Ltd.	198,000	162,370
Kunlun Tech Co. Ltd. Class A	2,800	6,708
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Kweichow Moutai Co. Ltd. Class A	2,600	$ 795,216
LB Group Co. Ltd. Class A	5,100	15,303
Lenovo Group Ltd.	366,000	343,933
Lens Technology Co. Ltd. Class A	10,600	17,600
Lepu Medical Technology Beijing Co. Ltd. Class A	4,000	11,110
†Li Auto, Inc. ADR	27,700	1,061,187
Li Ning Co. Ltd.	119,500	1,112,675
†Lingyi iTech Guangdong Co. Class A	15,300	11,498
Livzon Pharmaceutical Group, Inc. Class A	1,400	7,568
=Logan Group Co. Ltd.	115,000	23,962
Longfor Group Holdings Ltd.	92,500	439,943
LONGi Green Energy Technology Co. Ltd. Class A	15,972	159,747
Lufax Holding Ltd. ADR	42,700	256,200
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	760	10,113
†Luxi Chemical Group Co. Ltd. Class A	4,300	11,124
Luxshare Precision Industry Co. Ltd. Class A	14,987	75,794
Luzhou Laojiao Co. Ltd. Class A	3,100	114,420
Mango Excellent Media Co. Ltd. Class A	3,900	19,515
Maxscend Microelectronics Co. Ltd. Class A	1,152	23,301
†Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	5,400	4,497
†Meituan Class B	207,600	5,180,509
Metallurgical Corp. of China Ltd. Class A	38,800	20,286
Ming Yang Smart Energy Group Ltd. Class A	4,600	23,314
Ming Yuan Cloud Group Holdings Ltd.	35,000	56,419
Minth Group Ltd.	38,000	104,116
Montage Technology Co. Ltd. Class A	2,464	22,323
Muyuan Foods Co. Ltd. Class A	11,050	91,489
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	2,781	11,727
Nanjing Securities Co. Ltd. Class A	8,400	10,494

LVIP SSGA Emerging Markets Equity Index Fund–11

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
NARI Technology Co. Ltd. Class A	14,236	$ 57,605
†National Silicon Industry Group Co. Ltd. Class A	4,952	17,054
NAURA Technology Group Co. Ltd. Class A	1,100	45,725
NavInfo Co. Ltd. Class A	5,200	11,721
NetEase, Inc.	105,100	1,980,031
New China Life Insurance Co. Ltd. Class A	4,500	21,692
New China Life Insurance Co. Ltd. Class H	44,400	124,953
†New Hope Liuhe Co. Ltd. Class A	9,700	22,217
†New Oriental Education & Technology Group, Inc. ADR	119	2,423
†New Oriental Education & Technology Group, Inc.	75,900	420,472
Ninestar Corp. Class A	3,200	24,266
†Ningbo Joyson Electronic Corp. Class A	3,000	7,058
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	960	18,714
Ningbo Shanshan Co. Ltd. Class A	4,700	20,901
Ningbo Tuopu Group Co. Ltd. Class A	2,400	24,617
Ningxia Baofeng Energy Group Co. Ltd. Class A	13,200	28,896
†NIO, Inc. ADR	66,600	1,446,552
Nongfu Spring Co. Ltd. Class H	89,400	515,887
†North Industries Group Red Arrow Co. Ltd. Class A	3,200	13,899
Northeast Securities Co. Ltd. Class A	6,200	6,488
Offshore Oil Engineering Co. Ltd. Class A	10,800	6,686
†OFILM Group Co. Ltd. Class A	7,300	7,336
Oppein Home Group, Inc. Class A	1,100	24,785
Orient Securities Co. Ltd. Class A	16,416	25,115
Ovctek China, Inc. Class A	1,869	16,006
†Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	20,731	11,801
People's Insurance Co. Group of China Ltd. Class A	16,200	12,268
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
People's Insurance Co. Group of China Ltd. Class H	414,000	$ 126,760
Perfect World Co. Ltd. Class A	4,250	9,145
PetroChina Co. Ltd. Class A	47,200	37,209
PetroChina Co. Ltd. Class H	1,068,000	500,899
Pharmaron Beijing Co. Ltd. Class A	2,200	31,312
Pharmaron Beijing Co. Ltd. Class H	10,200	102,453
PICC Property & Casualty Co. Ltd. Class H	350,000	364,982
†Pinduoduo, Inc. ADR	22,300	1,378,140
Ping An Bank Co. Ltd. Class A	40,692	91,320
†Ping An Healthcare & Technology Co. Ltd.	25,700	76,463
Ping An Insurance Group Co. of China Ltd. Class A	22,800	159,455
Ping An Insurance Group Co. of China Ltd. Class H	321,000	2,209,521
Poly Developments & Holdings Group Co. Ltd. Class A	25,500	66,603
Pop Mart International Group Ltd.	28,400	137,798
Postal Savings Bank of China Co. Ltd. Class A	56,700	45,741
Power Construction Corp. of China Ltd. Class A	32,800	38,626
Proya Cosmetics Co. Ltd. Class A	280	6,911
Qingdao Rural Commercial Bank Corp. Class A	12,300	6,107
Raytron Technology Co. Ltd. Class A	1,009	5,992
Riyue Heavy Industry Co. Ltd. Class A	2,200	8,377
†RLX Technology, Inc. ADR	24,100	51,333
Rongsheng Petrochemical Co. Ltd. Class A	21,450	49,406
SAIC Motor Corp. Ltd. Class A	16,400	43,728
Sailun Group Co. Ltd. Class A	6,800	11,480
Sangfor Technologies, Inc. Class A	900	13,986
Sany Heavy Equipment International Holdings Co. Ltd.	57,000	60,247
Sany Heavy Industry Co. Ltd. Class A	18,000	51,368

LVIP SSGA Emerging Markets Equity Index Fund–12

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Satellite Chemical Co. Ltd. Class A	5,270	$ 20,381
SDIC Power Holdings Co. Ltd. Class A	16,000	25,107
Sealand Securities Co. Ltd. Class A	14,600	7,929
†Seazen Group Ltd.	99,238	49,183
Seazen Holdings Co. Ltd. Class A	4,800	18,255
SF Holding Co. Ltd. Class A	10,200	85,190
SG Micro Corp. Class A	825	22,523
Shaanxi Coal Industry Co. Ltd. Class A	20,700	65,492
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	2,700	7,965
Shandong Gold Mining Co. Ltd. Class A	8,380	23,072
Shandong Gold Mining Co. Ltd. Class H	36,500	63,382
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	4,610	20,145
Shandong Linglong Tyre Co. Ltd. Class A	3,200	12,145
Shandong Nanshan Aluminum Co. Ltd. Class A	27,000	14,905
Shandong Sun Paper Industry JSC Ltd. Class A	5,900	10,872
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	126,400	147,625
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	2,284	10,266
Shanghai Baosight Software Co. Ltd. Class A	2,390	19,554
Shanghai Baosight Software Co. Ltd. Class B	19,800	83,654
Shanghai Construction Group Co. Ltd. Class A	20,800	9,413
Shanghai Electric Group Co. Ltd. Class A	28,400	17,462
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	4,400	28,982
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	25,000	92,995
Shanghai Friendess Electronic Technology Corp. Ltd. Class A	312	10,282
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Shanghai International Airport Co. Ltd. Class A	2,100	$ 17,830
Shanghai International Port Group Co. Ltd. Class A	20,500	17,888
Shanghai Jinjiang International Hotels Co. Ltd. Class A	2,000	18,836
†Shanghai Junshi Biosciences Co. Ltd. Class A	1,496	16,837
Shanghai Lingang Holdings Corp. Ltd. Class A	5,540	11,230
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	56,620	49,813
Shanghai M&G Stationery, Inc. Class A	2,000	16,778
Shanghai Medicilon, Inc. Class A	193	9,799
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	6,400	17,304
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	38,800	64,423
Shanghai Pudong Development Bank Co. Ltd. Class A	61,000	73,087
Shanghai Putailai New Energy Technology Co. Ltd. Class A	2,960	37,502
Shanghai RAAS Blood Products Co. Ltd. Class A	15,800	14,008
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	8,600	12,140
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	3,800	7,078
Shanxi Coking Coal Energy Group Co. Ltd. Class A	8,970	17,942
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	6,700	14,594
Shanxi Meijin Energy Co. Ltd. Class A	9,400	17,174
Shanxi Securities Co. Ltd. Class A	9,350	8,037
Shanxi Taigang Stainless Steel Co. Ltd. Class A	12,800	10,417
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	2,480	120,585

LVIP SSGA Emerging Markets Equity Index Fund–13

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shenghe Resources Holding Co. Ltd. Class A	3,900	$ 13,184
Shengyi Technology Co. Ltd. Class A	5,100	12,973
Shennan Circuits Co. Ltd. Class A	1,120	15,722
Shenwan Hongyuan Group Co. Ltd. Class A	48,200	30,941
Shenzhen Capchem Technology Co. Ltd. Class A	1,680	13,231
Shenzhen Energy Group Co. Ltd. Class A	10,300	9,884
Shenzhen Inovance Technology Co. Ltd. Class A	5,550	54,754
Shenzhen Kangtai Biological Products Co. Ltd. Class A	2,460	16,637
Shenzhen Kedali Industry Co. Ltd. Class A	500	11,912
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,500	117,226
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,500	10,130
Shenzhen Overseas Chinese Town Co. Ltd. Class A	17,844	17,335
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	2,400	10,087
Shenzhen SC New Energy Technology Corp. Class A	800	10,712
Shenzhen Senior Technology Material Co. Ltd. Class A	2,494	10,859
Shenzhen Sunlord Electronics Co. Ltd. Class A	1,900	7,753
Shenzhen Transsion Holdings Co. Ltd. Class A	1,423	19,037
Shenzhou International Group Holdings Ltd.	41,900	511,415
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	3,640	13,213
Sichuan Chuantou Energy Co. Ltd. Class A	8,000	14,252
Sichuan Hebang Biotechnology Co. Ltd. Class A	20,300	12,944
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	3,300	$ 9,230
†Sichuan New Energy Power Co. Ltd.	3,200	10,612
Sichuan Road & Bridge Co. Ltd. Class A	10,600	16,694
Sichuan Swellfun Co. Ltd. Class A	1,000	13,852
Sichuan Yahua Industrial Group Co. Ltd. Class A	2,600	12,732
Sieyuan Electric Co. Ltd. Class A	1,800	9,608
Silergy Corp.	4,000	323,437
Sinolink Securities Co. Ltd. Class A	8,200	11,051
Sinoma Science & Technology Co. Ltd. Class A	3,700	15,230
Sinopec Shanghai Petrochemical Co. Ltd. Class A	16,700	7,929
Sinotrans Ltd. Class A	9,800	5,688
Sinotruk Hong Kong Ltd.	35,500	49,964
†Skshu Paint Co. Ltd. Class A	780	15,104
Smoore International Holdings Ltd.	92,000	283,945
Songcheng Performance Development Co. Ltd. Class A	5,720	13,142
SooChow Securities Co. Ltd. Class A	11,280	11,695
Southwest Securities Co. Ltd. Class A	15,900	9,448
StarPower Semiconductor Ltd. Class A	300	17,338
=Sunac China Holdings Ltd.	273,000	79,672
Sungrow Power Supply Co. Ltd. Class A	3,100	45,643
Sunny Optical Technology Group Co. Ltd.	36,200	593,563
Sunwoda Electronic Co. Ltd. Class A	3,700	17,536
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	3,800	13,049
Suzhou Maxwell Technologies Co. Ltd. Class A	300	22,102
Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	1,200	15,757
†TAL Education Group ADR	21,400	104,218
TBEA Co. Ltd. Class A	8,200	33,647

LVIP SSGA Emerging Markets Equity Index Fund–14

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
TCL Technology Group Corp. Class A	29,800	$ 21,372
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	6,900	60,796
Tencent Holdings Ltd.	316,600	14,330,940
†Tencent Music Entertainment Group ADR	36,000	180,720
Thunder Software Technology Co. Ltd. Class A	900	17,606
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	1,800	8,477
Tianma Microelectronics Co. Ltd. Class A	5,500	8,205
Tianshan Aluminum Group Co. Ltd. Class A	9,100	8,904
Tianshui Huatian Technology Co. Ltd. Class A	7,400	10,387
†Tibet Summit Resources Co. Ltd. Class A	2,000	8,602
Tingyi Cayman Islands Holding Corp.	100,000	171,857
Titan Wind Energy Suzhou Co. Ltd. Class A	4,100	10,154
Toly Bread Co. Ltd. Class A	3,080	7,626
†Tongcheng Travel Holdings Ltd.	62,000	134,052
†TongFu Microelectronics Co. Ltd. Class A	3,232	7,452
Tongkun Group Co. Ltd. Class A	5,300	12,607
Tongling Nonferrous Metals Group Co. Ltd. Class A	24,800	12,120
Tongwei Co. Ltd. Class A	9,500	85,198
†Topchoice Medical Corp. Class A	700	18,292
Topsports International Holdings Ltd.	95,000	86,518
Transfar Zhilian Co. Ltd. Class A	7,300	7,027
TravelSky Technology Ltd. Class H	48,000	93,597
Trina Solar Co. Ltd. Class A	4,606	45,088
†Trip.com Group Ltd. ADR	27,500	754,875
Tsingtao Brewery Co. Ltd. Class A	1,500	23,341
Tsingtao Brewery Co. Ltd. Class H	32,000	333,105
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Unigroup Guoxin Microelectronics Co. Ltd. Class A	1,300	$ 36,900
Uni-President China Holdings Ltd.	66,000	56,754
Unisplendour Corp. Ltd. Class A	6,180	17,950
†Vipshop Holdings Ltd. ADR	22,900	226,481
Walvax Biotechnology Co. Ltd. Class A	3,400	24,610
Wanhua Chemical Group Co. Ltd. Class A	6,620	96,125
Want Want China Holdings Ltd.	242,000	211,040
†Weibo Corp. ADR	3,600	83,268
Weichai Power Co. Ltd. Class A	15,100	28,208
Weichai Power Co. Ltd. Class H	98,000	156,075
Weihai Guangwei Composites Co. Ltd. Class A	1,200	10,573
†Wens Foodstuffs Group Co. Ltd. Class A	13,620	43,370
Western Securities Co. Ltd. Class A	10,500	10,283
Western Superconducting Technologies Co. Ltd. Class A	1,055	14,564
Westone Information Industry, Inc. Class A	1,900	12,211
Will Semiconductor Co. Ltd. Shanghai Class A	1,900	49,310
Wingtech Technology Co. Ltd. Class A	2,700	34,476
Winning Health Technology Group Co. Ltd. Class A	5,160	6,785
Wuchan Zhongda Group Co. Ltd. Class A	10,800	8,290
Wuhan Guide Infrared Co. Ltd. Class A	7,170	13,814
Wuliangye Yibin Co. Ltd. Class A	8,100	244,896
WUS Printed Circuit Kunshan Co. Ltd. Class A	4,410	9,750
WuXi AppTec Co. Ltd. Class A	5,432	84,592
WuXi AppTec Co. Ltd. Class H	17,856	238,877
†Wuxi Biologics Cayman, Inc.	182,000	1,686,306
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	1,740	16,455

LVIP SSGA Emerging Markets Equity Index Fund–15

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Wuxi Shangji Automation Co. Ltd. Class A	800	$ 18,696
XCMG Construction Machinery Co. Ltd. Class A	17,700	14,278
Xiamen C & D, Inc. Class A	6,800	13,288
Xiamen Faratronic Co. Ltd. Class A	500	15,354
Xiamen Intretech, Inc. Class A	1,800	5,797
Xiamen Tungsten Co. Ltd. Class A	3,300	10,684
†Xiaomi Corp. Class B	775,000	1,355,993
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	8,100	17,961
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	38,800	72,798
Xinjiang Zhongtai Chemical Co. Ltd. Class A	5,800	6,732
Xinyi Solar Holdings Ltd.	248,546	385,135
†XPeng, Inc. ADR	21,500	682,410
Xtep International Holdings Ltd.	67,000	121,399
Yadea Group Holdings Ltd.	62,000	121,595
Yankuang Energy Group Co. Ltd. Class A	5,500	32,437
Yankuang Energy Group Co. Ltd. Class H	78,000	244,010
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	2,100	12,645
Yealink Network Technology Corp. Ltd. Class A	1,850	21,078
Yifeng Pharmacy Chain Co. Ltd. Class A	1,538	12,159
Yihai International Holding Ltd.	24,000	86,580
†Yihai Kerry Arawana Holdings Co. Ltd. Class A	2,992	24,185
Yintai Gold Co. Ltd. Class A	6,680	9,642
YongXing Special Materials Technology Co. Ltd. Class A	900	20,556
Yonyou Network Technology Co. Ltd. Class A	7,340	23,887
Youngor Group Co. Ltd. Class A	11,200	11,106
†Youngy Co. Ltd. Class A	600	13,828
YTO Express Group Co. Ltd. Class A	7,600	23,147
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Yuan Longping High-tech Agriculture Co. Ltd. Class A	3,000	$ 7,472
Yuexiu Property Co. Ltd.	71,400	91,750
Yum China Holdings, Inc.	21,600	1,047,600
Yunda Holding Co. Ltd. Class A	6,330	16,160
Yunnan Aluminium Co. Ltd. Class A	7,800	11,510
Yunnan Baiyao Group Co. Ltd. Class A	3,780	34,139
Yunnan Energy New Material Co. Ltd. Class A	1,900	71,232
Yunnan Tin Co. Ltd. Class A	3,900	9,790
†Zai Lab Ltd. ADR	4,400	152,592
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	1,200	64,033
†Zhaojin Mining Industry Co. Ltd. Class H	60,500	52,266
Zhefu Holding Group Co. Ltd. Class A	13,300	9,547
†Zhejiang Century Huatong Group Co. Ltd. Class A	16,340	11,813
Zhejiang China Commodities City Group Co. Ltd. Class A	13,100	10,919
Zhejiang Chint Electrics Co. Ltd. Class A	4,700	25,192
Zhejiang Dahua Technology Co. Ltd. Class A	6,600	16,225
Zhejiang Dingli Machinery Co. Ltd. Class A	1,140	8,650
†Zhejiang Expressway Co. Ltd. Class H	70,000	64,520
Zhejiang HangKe Technology, Inc.Co. Class A	913	9,595
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	3,320	11,258
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,360	48,168
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	2,800	28,374
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	1,800	13,915
Zhejiang Juhua Co. Ltd. Class A	6,100	12,018
Zhejiang NHU Co. Ltd. Class A	6,764	23,058

LVIP SSGA Emerging Markets Equity Index Fund–16

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Zhejiang Semir Garment Co. Ltd. Class A	5,700	$ 5,052
Zhejiang Supor Co. Ltd. Class A	1,200	10,108
Zhejiang Weiming Environment Protection Co. Ltd. Class A	3,000	14,965
Zhejiang Weixing New Building Materials Co. Ltd. Class A	3,600	12,938
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	1,200	9,335
Zhejiang Yongtai Technology Co. Ltd. Class A	2,000	9,880
†Zheshang Securities Co. Ltd. Class A	8,400	14,311
†ZhongAn Online P&C Insurance Co. Ltd. Class H	36,100	117,901
Zhongji Innolight Co. Ltd. Class A	1,800	8,359
Zhongsheng Group Holdings Ltd.	30,500	215,500
Zhongtai Securities Co. Ltd. Class A	12,500	14,312
Zhuzhou CRRC Times Electric Co. Ltd. Class H	29,900	147,851
Zhuzhou Hongda Electronics Corp. Ltd. Class A	900	8,235
Zhuzhou Kibing Group Co. Ltd. Class A	5,810	11,110
†Zibo Qixiang Tengda Chemical Co. Ltd. Class A	5,300	6,432
Zijin Mining Group Co. Ltd. Class A	44,200	61,591
Zijin Mining Group Co. Ltd. Class H	290,000	352,897
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	16,000	14,754
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	71,600	38,324
ZTE Corp. Class A	8,500	32,511
ZTE Corp. Class H	38,000	88,873
ZTO Express Cayman, Inc. ADR	21,400	587,430
		103,123,261
Colombia–0.10%
Bancolombia SA	13,058	105,499
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Colombia (continued)
Ecopetrol SA	251,973	$ 136,749
Interconexion Electrica SA ESP	22,530	111,256
		353,504
Czech Republic–0.16%
CEZ AS	8,264	372,889
Komercni Banka AS	3,877	109,759
Moneta Money Bank AS	16,566	60,137
		542,785
Egypt–0.06%
Commercial International Bank Egypt SAE	87,652	173,602
Eastern Co. SAE	59,043	32,306
†Fawry for Banking & Payment Technology Services SAE	11,261	2,126
		208,034
Greece–0.24%
†Alpha Services & Holdings SA	112,868	99,705
†Eurobank Ergasias Services & Holdings SA Class A	132,055	118,460
Hellenic Telecommunications Organization SA	10,217	178,439
JUMBO SA	5,883	85,650
Mytilineos SA	5,112	75,668
†National Bank of Greece SA	28,129	84,150
OPAP SA	9,827	141,346
†Public Power Corp. SA	10,586	58,666
		842,084
Hong Kong–2.40%
†Alibaba Health Information Technology Ltd.	240,000	166,746
†Alibaba Pictures Group Ltd.	620,000	60,960
Bank of Communications Co. Ltd. Class H	440,000	304,986
BOC Aviation Ltd.	10,600	89,619
Bosideng International Holdings Ltd.	166,000	103,131
China Cinda Asset Management Co. Ltd. Class H	446,000	69,986
China Construction Bank Corp. Class H	4,874,000	3,286,302
China Gas Holdings Ltd.	154,200	238,720
China Merchants Port Holdings Co. Ltd.	67,342	114,695

LVIP SSGA Emerging Markets Equity Index Fund–17

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
China Minsheng Banking Corp. Ltd. Class H	313,500	$ 111,922
China National Building Material Co. Ltd. Class H	198,000	212,090
China Railway Group Ltd. Class H	214,000	132,474
China Resources Cement Holdings Ltd.	124,000	83,542
China Resources Gas Group Ltd.	46,900	218,621
China State Construction International Holdings Ltd.	104,000	115,092
China Traditional Chinese Medicine Holdings Co. Ltd.	142,000	88,170
Dongfeng Motor Group Co. Ltd. Class H	146,000	111,149
Geely Automobile Holdings Ltd.	305,000	698,557
Guangdong Investment Ltd.	148,000	156,441
Guangzhou Automobile Group Co. Ltd. Class H	174,000	168,804
†HUTCHMED China Ltd. ADR	4,400	55,616
Kingboard Holdings Ltd.	33,500	127,040
Kingboard Laminates Holdings Ltd.	47,500	58,695
†Microport Scientific Corp.	32,358	93,967
Nine Dragons Paper Holdings Ltd.	83,000	70,369
Orient Overseas International Ltd.	6,500	173,182
Postal Savings Bank of China Co. Ltd. Class H	402,000	320,361
Shenzhen International Holdings Ltd.	63,226	62,318
=Shimao Group Holdings Ltd.	108,000	45,626
Sino Biopharmaceutical Ltd.	525,000	334,752
Sinopharm Group Co. Ltd. Class H	68,000	164,637
Vinda International Holdings Ltd.	19,000	48,736
Wharf Holdings Ltd.	62,000	225,936
		8,313,242
Hungary–0.16%
MOL Hungarian Oil & Gas PLC	20,873	161,462
OTP Bank Nyrt	11,350	254,646
Richter Gedeon Nyrt	7,079	128,115
		544,223
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India–12.18%
ACC Ltd.	3,827	$ 103,259
Adani Enterprises Ltd.	13,966	388,732
†Adani Green Energy Ltd.	15,887	390,146
Adani Ports & Special Economic Zone Ltd.	25,884	220,868
†Adani Power Ltd.	39,320	132,089
Adani Total Gas Ltd.	13,969	424,187
†Adani Transmission Ltd.	13,967	439,630
Ambuja Cements Ltd.	30,286	139,664
Apollo Hospitals Enterprise Ltd.	5,110	239,081
Asian Paints Ltd.	19,449	665,852
†AU Small Finance Bank Ltd.	8,034	60,458
Aurobindo Pharma Ltd.	13,279	86,445
†Avenue Supermarts Ltd.	8,215	355,620
†Axis Bank Ltd.	114,998	931,492
Bajaj Auto Ltd.	3,513	165,466
Bajaj Finance Ltd.	13,752	946,235
Bajaj Finserv Ltd.	1,936	269,480
Balkrishna Industries Ltd.	3,916	107,072
Bandhan Bank Ltd.	32,685	109,666
Berger Paints India Ltd.	12,258	88,534
Bharat Electronics Ltd.	61,923	183,765
Bharat Forge Ltd.	12,910	106,918
Bharat Petroleum Corp. Ltd.	43,762	171,482
†Bharti Airtel Ltd.	111,461	969,504
Biocon Ltd.	21,387	83,734
Britannia Industries Ltd.	5,482	241,344
Cholamandalam Investment & Finance Co. Ltd.	20,870	164,400
Cipla Ltd.	24,517	285,348
Coal India Ltd.	78,648	185,128
Colgate-Palmolive India Ltd.	6,242	117,673
Container Corp. Of India Ltd.	13,904	104,891
Dabur India Ltd.	31,504	198,190
Divi's Laboratories Ltd.	6,732	310,302
DLF Ltd.	31,479	125,268
Dr Reddy's Laboratories Ltd.	5,893	328,517
Eicher Motors Ltd.	6,931	246,242
GAIL India Ltd.	78,637	134,967
†Godrej Consumer Products Ltd.	20,810	200,279
†Godrej Properties Ltd.	6,371	95,791
Grasim Industries Ltd.	13,373	224,488
Havells India Ltd.	12,735	177,808
HCL Technologies Ltd.	54,982	680,783
HDFC Life Insurance Co. Ltd.	48,149	336,187

LVIP SSGA Emerging Markets Equity Index Fund–18

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Hero MotoCorp Ltd.	5,571	$ 192,730
Hindalco Industries Ltd.	68,584	295,761
Hindustan Petroleum Corp. Ltd.	32,424	89,520
Hindustan Unilever Ltd.	41,724	1,183,022
Housing Development Finance Corp. Ltd.	87,262	2,414,252
ICICI Bank Ltd.	260,588	2,341,103
ICICI Lombard General Insurance Co. Ltd.	12,159	173,128
ICICI Prudential Life Insurance Co. Ltd.	18,159	112,831
†Indian Oil Corp. Ltd.	143,685	135,384
Indian Railway Catering & Tourism Corp. Ltd.	12,251	89,790
Indraprastha Gas Ltd.	15,891	71,773
Indus Towers Ltd.	34,103	90,649
Info Edge India Ltd.	3,594	171,620
Infosys Ltd.	170,596	3,170,785
†InterGlobe Aviation Ltd.	4,866	99,578
ITC Ltd.	149,792	520,399
Jindal Steel & Power Ltd.	20,905	87,583
JSW Steel Ltd.	36,723	263,638
Jubilant Foodworks Ltd.	20,099	131,050
Kotak Mahindra Bank Ltd.	28,150	595,365
Larsen & Toubro Infotech Ltd.	2,669	135,043
Larsen & Toubro Ltd.	34,861	691,081
Lupin Ltd.	10,258	79,465
Mahindra & Mahindra Ltd.	44,152	614,064
Marico Ltd.	26,170	158,713
Maruti Suzuki India Ltd.	6,127	660,417
Mindtree Ltd.	3,361	123,489
Mphasis Ltd.	4,299	125,458
MRF Ltd.	95	85,352
Muthoot Finance Ltd.	6,048	74,943
Nestle India Ltd.	1,706	378,519
NTPC Ltd.	196,595	356,231
Oil & Natural Gas Corp. Ltd.	128,081	245,239
Page Industries Ltd.	312	159,040
Petronet LNG Ltd.	38,212	105,316
PI Industries Ltd.	3,850	125,157
Pidilite Industries Ltd.	7,737	205,146
Piramal Enterprises Ltd.	6,017	126,768
Power Grid Corp. of India Ltd.	159,278	428,660
Reliance Industries Ltd.	154,391	5,097,892
Samvardhana Motherson International Ltd.	63,544	95,519
SBI Cards & Payment Services Ltd.	11,922	116,307
SBI Life Insurance Co. Ltd.	22,812	313,281
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Shree Cement Ltd.	549	$ 132,656
Shriram Transport Finance Co. Ltd.	9,588	156,557
Siemens Ltd.	3,617	110,216
SRF Ltd.	7,564	216,628
State Bank of India	90,399	536,115
Sun Pharmaceutical Industries Ltd.	48,658	512,498
Tata Consultancy Services Ltd.	46,845	1,945,327
Tata Consumer Products Ltd.	28,004	251,271
Tata Elxsi Ltd.	1,745	181,415
†Tata Motors Ltd.	84,311	439,512
Tata Power Co. Ltd.	73,370	188,695
Tata Steel Ltd.	37,215	410,330
Tech Mahindra Ltd.	29,553	375,946
Titan Co. Ltd.	18,016	444,068
Torrent Pharmaceuticals Ltd.	2,570	93,261
Trent Ltd.	9,271	126,537
UltraTech Cement Ltd.	5,122	365,148
†United Spirits Ltd.	14,773	142,518
UPL Ltd.	25,222	202,524
Vedanta Ltd.	37,908	107,363
Wipro Ltd.	69,096	365,717
†Yes Bank Ltd.	571,047	91,712
†Zomato Ltd.	79,925	54,837
		42,118,897
Indonesia–1.75%
Adaro Energy Indonesia Tbk PT	737,900	142,107
†Adaro Minerals Indonesia Tbk PT	418,500	44,385
Aneka Tambang Tbk	430,400	51,967
Astra International Tbk PT	1,027,600	457,967
Bank Central Asia Tbk PT	2,810,400	1,368,495
†Bank Jago Tbk PT	210,900	129,809
Bank Mandiri Persero Tbk PT	946,300	505,339
Bank Negara Indonesia Persero Tbk PT	380,500	200,995
Bank Rakyat Indonesia Persero Tbk PT	3,455,959	965,130
Barito Pacific Tbk PT	1,429,500	72,530
Charoen Pokphand Indonesia Tbk PT	373,000	150,299
Gudang Garam Tbk PT	23,700	49,619
Indah Kiat Pulp & Paper Tbk PT	138,600	70,844
Indofood CBP Sukses Makmur Tbk PT	117,900	75,645

LVIP SSGA Emerging Markets Equity Index Fund–19

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Indonesia (continued)
Indofood Sukses Makmur Tbk PT	221,100	$ 104,728
Kalbe Farma Tbk PT	1,069,900	119,345
†Merdeka Copper Gold Tbk PT	614,885	164,682
Sarana Menara Nusantara Tbk PT	1,156,700	85,456
Semen Indonesia Persero Tbk PT	150,700	72,199
Sumber Alfaria Trijaya Tbk PT	846,000	115,991
Telkom Indonesia Persero Tbk PT	2,510,900	675,469
Tower Bersama Infrastructure Tbk PT	401,400	79,367
Unilever Indonesia Tbk PT	387,200	124,151
United Tractors Tbk PT	85,800	163,862
Vale Indonesia Tbk PT	128,400	48,862
		6,039,243
Kuwait–0.78%
Agility Public Warehousing Co. KSC	74,437	197,253
Boubyan Bank KSCP	66,582	167,757
Gulf Bank KSCP	81,989	85,249
Kuwait Finance House KSCP	259,046	735,427
Mabanee Co. KPSC	32,022	78,594
Mobile Telecommunications Co. KSCP	109,710	212,411
National Bank of Kuwait SAKP	363,442	1,235,561
		2,712,252
Luxembourg–0.04%
Reinet Investments SCA	6,950	122,094
		122,094
Malaysia–1.39%
AMMB Holdings Bhd	93,200	78,923
Axiata Group Bhd	140,261	90,060
CIMB Group Holdings Bhd	336,650	378,840
Dialog Group Bhd	186,100	89,989
DiGi.Com Bhd	158,000	125,580
Genting Bhd	108,200	111,574
Genting Malaysia Bhd	150,500	97,132
HAP Seng Consolidated Bhd	31,800	51,443
Hartalega Holdings Bhd	87,200	60,540
Hong Leong Bank Bhd	32,800	152,404
Hong Leong Financial Group Bhd	11,600	48,699
IHH Healthcare Bhd	89,300	130,685
Inari Amertron Bhd	142,900	85,891
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malaysia (continued)
IOI Corp. Bhd	128,400	$ 111,868
Kuala Lumpur Kepong Bhd	22,096	109,991
Malayan Banking Bhd	240,002	467,752
†Malaysia Airports Holdings Bhd	34,100	51,051
Maxis Bhd	119,200	89,276
MISC Bhd	67,700	109,081
MR DIY Group M Bhd	119,950	56,358
Nestle Malaysia Bhd	3,500	105,298
Petronas Chemicals Group Bhd	122,200	249,532
Petronas Dagangan Bhd	15,400	73,850
Petronas Gas Bhd	39,900	148,774
PPB Group Bhd	32,400	116,589
Press Metal Aluminium Holdings Bhd	185,800	201,009
Public Bank Bhd	737,100	731,177
QL Resources Bhd	55,900	65,951
RHB Bank Bhd	73,195	95,167
Sime Darby Bhd	139,300	67,398
Sime Darby Plantation Bhd	106,087	104,250
Telekom Malaysia Bhd	57,700	68,771
Tenaga Nasional Bhd	129,700	234,814
Top Glove Corp. Bhd	270,900	64,023
		4,823,740
Mexico–2.02%
Alfa SAB de CV Class A	149,200	106,097
America Movil SAB de CV	1,429,500	1,462,946
Arca Continental SAB de CV	22,300	147,077
†Cemex SAB de CV	767,900	299,760
Coca-Cola Femsa SAB de CV	26,545	147,143
Fibra Uno Administracion SA de CV	160,100	159,706
Fomento Economico Mexicano SAB de CV	98,400	664,155
Gruma SAB de CV Class B	10,550	116,494
Grupo Aeroportuario del Pacifico SAB de CV Class B	18,500	258,629
Grupo Aeroportuario del Sureste SAB de CV Class B	9,840	193,972
Grupo Bimbo SAB de CV	68,300	223,178
Grupo Carso SAB de CV	23,000	85,106
Grupo Financiero Banorte SAB de CV Class O	131,600	735,565
†Grupo Financiero Inbursa SAB de CV Class O	110,600	176,986
Grupo Mexico SAB de CV	158,100	658,910
Grupo Televisa SAB	121,700	199,409

LVIP SSGA Emerging Markets Equity Index Fund–20

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
Industrias Penoles SAB de CV	7,060	$ 65,479
Kimberly-Clark de Mexico SAB de CV Class A	77,300	104,940
Operadora De Sites Mexicanos SAB de CV Class A1	66,500	76,918
Orbia Advance Corp. SAB de CV	51,000	119,705
Promotora y Operadora de Infraestructura SAB de CV	11,485	84,446
Wal-Mart de Mexico SAB de CV	265,400	913,284
		6,999,905
Peru–0.21%
Cia de Minas Buenaventura SAA ADR	11,100	73,260
Credicorp Ltd.	3,600	431,676
Southern Copper Corp.	4,300	214,183
		719,119
Philippines–0.68%
Aboitiz Equity Ventures, Inc.	86,160	74,481
AC Energy Corp.	387,590	56,716
Ayala Corp.	12,510	136,659
Ayala Land, Inc.	374,900	174,260
Bank of the Philippine Islands	91,150	140,586
BDO Unibank, Inc.	99,950	201,087
†Converge Information & Communications Technology Solutions, Inc.	115,700	44,596
Globe Telecom, Inc.	1,370	56,541
GT Capital Holdings, Inc.	4,323	38,493
International Container Terminal Services, Inc.	51,940	173,906
JG Summit Holdings, Inc.	152,450	134,999
Jollibee Foods Corp.	22,410	83,032
Manila Electric Co.	11,470	75,122
Metro Pacific Investments Corp.	511,900	32,878
Metropolitan Bank & Trust Co.	91,304	79,426
†Monde Nissin Corp.	319,700	75,660
PLDT, Inc.	4,410	134,681
SM Investments Corp.	12,170	173,178
SM Prime Holdings, Inc.	586,000	389,966
Universal Robina Corp.	44,150	89,152
		2,365,419
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Poland–1.01%
†Allegro.eu SA	31,015	$ 166,732
Bank Polska Kasa Opieki SA	16,183	296,248
CD Projekt SA	6,173	132,626
Cyfrowy Polsat SA	22,039	104,399
†Dino Polska SA	4,315	307,775
KGHM Polska Miedz SA	12,347	329,885
LPP SA	97	195,972
†mBank SA	1,305	65,862
Orange Polska SA	62,319	87,220
†PGE Polska Grupa Energetyczna SA	79,170	189,028
Polski Koncern Naftowy ORLEN SA	26,442	406,032
Polskie Gornictwo Naftowe i Gazownictwo SA	152,860	194,992
†Powszechna Kasa Oszczednosci Bank Polski SA	77,150	483,914
Powszechny Zaklad Ubezpieczen SA	53,422	358,158
Santander Bank Polska SA	3,151	164,226
		3,483,069
Qatar–0.99%
Barwa Real Estate Co.	96,544	88,640
Commercial Bank PSQC	100,884	189,930
Industries Qatar QSC	76,819	337,039
Masraf Al Rayan QSC	282,332	320,531
Mesaieed Petrochemical Holding Co.	225,123	154,062
Ooredoo QPSC	39,937	84,441
Qatar Electricity & Water Co. QSC	21,856	105,147
Qatar Fuel QSC	24,646	120,802
Qatar Gas Transport Co. Ltd.	127,231	130,864
Qatar International Islamic Bank QSC	37,673	110,369
Qatar Islamic Bank SAQ	83,936	512,824
Qatar National Bank QPSC	234,092	1,285,080
		3,439,729
Republic of Korea–10.25%
†Alteogen, Inc.	1,402	66,128
Amorepacific Corp.	1,489	149,661
AMOREPACIFIC Group	1,500	43,226
BGF retail Co. Ltd.	398	58,083
Celltrion Healthcare Co. Ltd.	4,325	229,566
†Celltrion Pharm, Inc.	837	50,961
Celltrion, Inc.	4,997	689,844
Cheil Worldwide, Inc.	3,508	64,425
CJ CheilJedang Corp.	420	122,953

LVIP SSGA Emerging Markets Equity Index Fund–21

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
CJ Corp.	731	$ 43,892
CJ ENM Co. Ltd.	540	39,076
†CJ Logistics Corp.	464	40,904
Coway Co. Ltd.	2,806	138,832
DB Insurance Co. Ltd.	2,345	111,095
Doosan Bobcat, Inc.	2,562	57,328
†Doosan Enerbility Co. Ltd.	20,335	305,394
Ecopro BM Co. Ltd.	3,836	338,042
E-MART, Inc.	1,059	86,346
F&F Co. Ltd.	879	91,351
Green Cross Corp.	298	38,758
GS Engineering & Construction Corp.	3,266	79,713
GS Holdings Corp.	2,363	76,347
Hana Financial Group, Inc.	15,224	462,714
Hankook Tire & Technology Co. Ltd.	3,756	95,752
Hanmi Pharm Co. Ltd.	344	81,960
Hanon Systems	9,388	72,986
†Hanwha Solutions Corp.	5,830	170,708
HD Hyundai Co. Ltd.	2,411	110,776
†HLB, Inc.	4,884	133,751
HMM Co. Ltd.	13,651	259,895
Hotel Shilla Co. Ltd.	1,589	87,456
†HYBE Co. Ltd.	838	94,120
Hyundai Engineering & Construction Co. Ltd.	3,950	126,332
Hyundai Glovis Co. Ltd.	948	131,792
†Hyundai Heavy Industries Co. Ltd.	906	99,994
Hyundai Mobis Co. Ltd.	3,109	479,212
Hyundai Motor Co.	7,051	985,360
Hyundai Steel Co.	4,428	109,830
Iljin Materials Co. Ltd.	1,176	63,652
Industrial Bank of Korea	13,088	97,201
Kakao Corp.	15,828	857,642
†Kakao Games Corp.	1,776	67,497
†KakaoBank Corp.	6,036	141,010
†Kangwon Land, Inc.	4,868	95,587
KB Financial Group, Inc.	20,030	747,987
Kia Corp.	13,361	797,458
Korea Aerospace Industries Ltd.	3,742	154,745
†Korea Electric Power Corp.	13,012	226,925
Korea Investment Holdings Co. Ltd.	2,105	100,343
†Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,160	156,790
Korea Zinc Co. Ltd.	434	163,355
†Korean Air Lines Co. Ltd.	8,769	171,021
†Krafton, Inc.	1,244	210,157
KT&G Corp.	5,535	350,835
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Kumho Petrochemical Co. Ltd.	923	$ 99,276
†L&F Co. Ltd.	1,152	187,795
LG Chem Ltd.	2,507	995,986
LG Corp.	4,777	287,333
LG Display Co. Ltd.	11,756	131,902
LG Electronics, Inc.	5,389	367,509
†LG Energy Solution Ltd.	1,069	308,340
LG H&H Co. Ltd.	476	250,089
LG Innotek Co. Ltd.	724	192,034
†LG Uplus Corp.	10,785	106,136
Lotte Chemical Corp.	869	121,152
Lotte Shopping Co. Ltd.	580	46,616
Meritz Financial Group, Inc.	1,740	34,768
Meritz Fire & Marine Insurance Co. Ltd.	1,870	47,887
Meritz Securities Co. Ltd.	14,094	49,535
Mirae Asset Securities Co. Ltd.	13,827	70,592
NAVER Corp.	6,653	1,240,962
NCSoft Corp.	834	225,123
Netmarble Corp.	1,081	57,459
NH Investment & Securities Co. Ltd.	7,381	51,632
Orion Corp.	1,202	96,659
Pan Ocean Co. Ltd.	13,642	62,680
†Pearl Abyss Corp.	1,515	59,751
POSCO Chemical Co. Ltd.	1,379	114,203
POSCO Holdings, Inc.	3,983	710,317
S-1 Corp.	865	42,891
†Samsung Biologics Co. Ltd.	895	547,173
Samsung C&T Corp.	4,261	405,666
Samsung Electro-Mechanics Co. Ltd.	2,840	287,333
Samsung Electronics Co. Ltd.	242,157	10,680,904
†Samsung Engineering Co. Ltd.	7,987	132,750
Samsung Fire & Marine Insurance Co. Ltd.	1,560	242,367
†Samsung Heavy Industries Co. Ltd.	31,365	146,707
Samsung Life Insurance Co. Ltd.	4,033	194,896
Samsung SDI Co. Ltd.	2,789	1,150,141
Samsung SDS Co. Ltd.	1,757	176,448
Samsung Securities Co. Ltd.	3,132	80,961
SD Biosensor, Inc.	1,847	55,354
Seegene, Inc.	1,865	52,012
Shinhan Financial Group Co. Ltd.	23,554	675,398

LVIP SSGA Emerging Markets Equity Index Fund–22

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
†SK Biopharmaceuticals Co. Ltd.	1,587	$ 91,809
†SK Bioscience Co. Ltd.	1,171	91,057
SK Chemicals Co. Ltd.	587	41,736
SK Hynix, Inc.	27,691	1,955,374
†SK IE Technology Co. Ltd.	1,269	96,445
†SK Innovation Co. Ltd.	2,814	417,759
†SK Square Co. Ltd.	5,030	151,957
SK Telecom Co. Ltd.	1,330	53,374
SK, Inc.	1,878	312,534
SKC Co. Ltd.	1,060	109,002
S-Oil Corp.	2,295	182,921
Woori Financial Group, Inc.	25,904	242,480
Yuhan Corp.	2,589	111,985
		35,471,938
Romania–0.04%
NEPI Rockcastle S.A.	23,043	122,888
		122,888
Russia–0.00%
=†πAlrosa PJSC	238,813	0
=πGazprom PJSC	951,460	0
=πGazprom PJSC ADR	40,705	0
=πGazprom PJSC ADR	3,481	0
=†πInter RAO UES PJSC	3,556,000	0
=†πLUKOIL PJSC	39,222	0
=πMagnit PJSC	7,135	0
=πMMC Norilsk Nickel PJSC	5,959	0
=πMobile TeleSystems PJSC ADR	41,500	0
=†πMoscow Exchange MICEX-Rates PJSC	149,010	0
=πNovatek PJSC GDR	8,045	0
=†πNovolipetsk Steel PJSC	139,160	0
=†πPhosAgro PJSC	80	0
=πPhosAgro PJSC GDR	12,445	0
=†πPolyus PJSC	3,172	0
=πRosneft Oil Co. PJSC	109,202	0
=†πSberbank of Russia PJSC	1,018,280	0
=πSeverstal PAO	19,447	0
=πSurgutneftegas PJSC	697,800	0
=πTatneft PJSC	132,700	0
=†πTCS Group Holding PLC GDR	11,419	0
=†πVK Co. Ltd. GDR	12,642	0
=†πVTB Bank PJSC	292,180,000	0
=πX5 Retail Group NV GDR	11,224	0
=†πYandex NV Class A	28,824	0
		0
Saudi Arabia–4.08%
†ACWA Power Co.	4,097	163,450
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
Advanced Petrochemical Co.	6,418	$ 88,007
Al Rajhi Bank	99,399	2,189,901
Alinma Bank	49,827	445,282
Almarai Co. JSC	12,558	175,732
Arab National Bank	30,459	240,084
†Bank AlBilad	24,934	291,619
Bank Al-Jazira	20,486	122,241
Banque Saudi Fransi	29,980	379,782
Bupa Arabia for Cooperative Insurance Co.	3,048	129,388
†Dar Al Arkan Real Estate Development Co.	26,955	77,467
Dr Sulaiman Al Habib Medical Services Group Co.	4,436	229,860
Elm Co.	1,218	82,656
†Emaar Economic City	19,907	52,482
Etihad Etisalat Co.	19,175	179,027
Jarir Marketing Co.	2,949	128,015
†Mobile Telecommunications Co. Saudi Arabia	22,077	66,318
Mouwasat Medical Services Co.	2,489	141,357
†National Industrialization Co.	16,616	71,581
†Petro Rabigh	17,122	77,850
†Rabigh Refining & Petrochemical Co.	4,142	18,823
Riyad Bank	68,519	587,940
SABIC Agri-Nutrients Co.	10,880	400,295
Sahara International Petrochemical Co.	18,321	245,710
†Saudi Arabian Mining Co.	43,826	584,928
Saudi Arabian Oil Co.	122,675	1,267,858
Saudi Basic Industries Corp.	45,583	1,236,095
Saudi British Bank	46,899	509,403
Saudi Electricity Co.	42,176	272,825
Saudi Industrial Investment Group	18,747	142,683
Saudi Investment Bank	24,872	129,627
†Saudi Kayan Petrochemical Co.	37,289	157,109
Saudi National Bank	111,239	1,958,075
†Saudi Research & Media Group	1,835	92,245
Saudi Tadawul Group Holding Co.	1,846	92,986
Saudi Telecom Co.	30,345	786,885
Savola Group	13,152	117,974

LVIP SSGA Emerging Markets Equity Index Fund–23

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
Yanbu National Petrochemical Co.	12,737	$ 171,552
		14,105,112
South Africa–3.31%
Absa Group Ltd.	40,829	389,848
African Rainbow Minerals Ltd.	5,769	75,797
Anglo American Platinum Ltd.	2,699	236,409
AngloGold Ashanti Ltd.	21,212	313,198
Aspen Pharmacare Holdings Ltd.	19,645	168,864
Bid Corp. Ltd.	16,968	319,997
Bidvest Group Ltd.	14,648	188,710
Capitec Bank Holdings Ltd.	4,414	540,981
Clicks Group Ltd.	12,351	207,493
†Discovery Ltd.	25,379	200,723
Exxaro Resources Ltd.	12,457	151,348
FirstRand Ltd.	256,040	985,352
Foschini Group Ltd.	16,791	125,916
Gold Fields Ltd.	45,255	417,395
Growthpoint Properties Ltd.	172,365	130,846
Harmony Gold Mining Co. Ltd.	28,287	88,445
Impala Platinum Holdings Ltd.	43,045	477,560
Kumba Iron Ore Ltd.	3,278	106,270
Mr Price Group Ltd.	13,011	142,673
MTN Group Ltd.	86,090	700,567
MultiChoice Group	18,993	135,203
Naspers Ltd. Class N	11,041	1,612,940
Nedbank Group Ltd.	23,207	297,041
†Northam Platinum Holdings Ltd.	17,151	180,579
Old Mutual Ltd.	237,931	161,262
Pepkor Holdings Ltd.	84,527	99,341
Remgro Ltd.	26,841	214,332
Sanlam Ltd.	90,035	292,634
†Sasol Ltd.	28,744	662,808
Shoprite Holdings Ltd.	25,481	310,461
Sibanye Stillwater Ltd.	142,571	354,072
SPAR Group Ltd.	9,604	81,537
Standard Bank Group Ltd.	68,024	649,001
Vodacom Group Ltd.	32,426	262,586
Woolworths Holdings Ltd.	50,737	169,188
		11,451,377
Taiwan–13.71%
Accton Technology Corp.	26,000	209,144
Acer, Inc.	148,000	108,219
Advantech Co. Ltd.	21,595	251,307
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Airtac International Group	6,696	$ 223,498
ASE Technology Holding Co. Ltd.	168,000	432,686
Asia Cement Corp.	117,000	172,558
ASMedia Technology, Inc.	1,000	37,660
Asustek Computer, Inc.	36,000	376,505
AUO Corp.	415,000	227,226
Catcher Technology Co. Ltd.	35,000	195,247
Cathay Financial Holding Co. Ltd.	400,563	685,912
Chailease Holding Co. Ltd.	70,009	491,214
Chang Hwa Commercial Bank Ltd.	238,244	139,160
Cheng Shin Rubber Industry Co. Ltd.	89,000	106,039
†China Airlines Ltd.	141,000	111,727
China Development Financial Holding Corp.	786,048	389,264
China Steel Corp.	599,000	573,542
Chunghwa Telecom Co. Ltd.	192,000	788,435
Compal Electronics, Inc.	212,000	162,315
CTBC Financial Holding Co. Ltd.	891,000	753,653
Delta Electronics, Inc.	99,000	738,169
E Ink Holdings, Inc.	44,000	280,952
E.Sun Financial Holding Co. Ltd.	610,192	595,650
Eclat Textile Co. Ltd.	10,000	140,069
eMemory Technology, Inc.	3,000	105,241
†Eva Airways Corp.	129,000	137,640
Evergreen Marine Corp. Taiwan Ltd.	128,466	365,135
Far Eastern New Century Corp.	162,000	173,413
Far EasTone Telecommunications Co. Ltd.	81,000	227,958
Feng TAY Enterprise Co. Ltd.	22,280	131,466
First Financial Holding Co. Ltd.	525,627	463,898
Formosa Chemicals & Fibre Corp.	178,000	447,394
Formosa Petrochemical Corp.	58,000	182,826
Formosa Plastics Corp.	210,000	766,802
Fubon Financial Holding Co. Ltd.	359,319	722,716
Giant Manufacturing Co. Ltd.	15,000	121,251
Globalwafers Co. Ltd.	11,000	168,077
Hon Hai Precision Industry Co. Ltd.	632,000	2,320,161

LVIP SSGA Emerging Markets Equity Index Fund–24

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Hotai Motor Co. Ltd.	15,000	$ 305,996
Hua Nan Financial Holdings Co. Ltd.	436,055	332,003
Innolux Corp.	509,000	207,118
Inventec Corp.	127,000	107,380
Largan Precision Co. Ltd.	5,000	290,566
Lite-On Technology Corp.	101,000	196,557
MediaTek, Inc.	77,000	1,690,241
Mega Financial Holding Co. Ltd.	552,000	655,932
Micro-Star International Co. Ltd.	34,000	129,886
momo.com, Inc.	3,600	77,450
Nan Ya Plastics Corp.	241,000	672,726
Nan Ya Printed Circuit Board Corp.	12,000	105,557
Nanya Technology Corp.	63,000	104,849
Nien Made Enterprise Co. Ltd.	9,000	88,831
Novatek Microelectronics Corp.	29,000	295,050
Pegatron Corp.	101,000	193,660
Pou Chen Corp.	111,000	110,243
Powerchip Semiconductor Manufacturing Corp.	135,000	182,849
President Chain Store Corp.	29,000	265,666
Quanta Computer, Inc.	137,000	367,524
Realtek Semiconductor Corp.	23,000	281,302
Ruentex Development Co. Ltd.	59,700	147,547
Shanghai Commercial & Savings Bank Ltd.	182,449	326,352
Shin Kong Financial Holding Co. Ltd.	663,764	195,638
SinoPac Financial Holdings Co. Ltd.	517,000	292,268
Synnex Technology International Corp.	68,000	121,731
Taishin Financial Holding Co. Ltd.	521,174	285,902
Taiwan Cement Corp.	278,246	370,274
Taiwan Cooperative Financial Holding Co. Ltd.	483,395	437,093
Taiwan High Speed Rail Corp.	99,000	93,414
Taiwan Mobile Co. Ltd.	87,000	316,133
Taiwan Semiconductor Manufacturing Co. Ltd.	1,249,000	20,016,904
Unimicron Technology Corp.	64,000	342,519
Uni-President Enterprises Corp.	244,000	550,148
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
United Microelectronics Corp.	602,000	$ 804,684
Vanguard International Semiconductor Corp.	46,000	119,664
Voltronic Power Technology Corp.	3,000	145,531
Walsin Lihwa Corp.	131,000	158,803
Wan Hai Lines Ltd.	30,600	122,351
Win Semiconductors Corp.	17,000	110,370
Winbond Electronics Corp.	152,000	111,214
Wiwynn Corp.	5,000	117,162
WPG Holdings Ltd.	81,000	150,300
Yageo Corp.	22,000	228,160
Yang Ming Marine Transport Corp.	89,000	246,156
Yuanta Financial Holding Co. Ltd.	491,000	325,196
Zhen Ding Technology Holding Ltd.	34,000	117,785
		47,438,814
Thailand–1.84%
Advanced Info Service PCL NVDR	60,466	332,999
†Airports of Thailand PCL NVDR	216,819	435,841
Asset World Corp. PCL	405,873	56,022
B Grimm Power PCL NVDR	45,758	45,376
Bangkok Commercial Asset Management PCL	90,086	44,336
Bangkok Dusit Medical Services PCL NVDR	523,584	370,593
Bangkok Expressway & Metro PCL NVDR	387,568	96,038
Berli Jucker PCL NVDR	60,985	56,033
BTS Group Holdings PCL NVDR	391,467	94,739
Bumrungrad Hospital PCL NVDR	24,222	122,684
Carabao Group PCL Class F	15,003	45,194
Central Pattana PCL NVDR	102,665	177,429
Central Retail Corp. PCL	154,245	152,696
Central Retail Corp. PCL NVDR	3,266	3,239
Charoen Pokphand Foods PCL NVDR	195,603	144,082
CP ALL PCL NVDR	295,882	502,665
Delta Electronics Thailand PCL	15,806	148,873
Electricity Generating PCL NVDR	13,057	65,243

LVIP SSGA Emerging Markets Equity Index Fund–25

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
Energy Absolute PCL NVDR	85,387	$ 197,070
Global Power Synergy PCL NVDR	35,381	64,646
Gulf Energy Development PCL NVDR	149,114	196,433
Home Product Center PCL NVDR	300,306	108,041
Indorama Ventures PCL NVDR	85,957	114,548
Intouch Holdings PCL Class F	56,782	110,015
JMT Network Services PCL NVDR	33,313	69,188
Krung Thai Bank PCL NVDR	178,420	78,419
Krungthai Card PCL NVDR	45,420	73,428
Land & Houses PCL NVDR	425,040	100,433
†Minor International PCL NVDR	158,713	153,128
Muangthai Capital PCL NVDR	37,649	45,575
Osotspa PCL NVDR	75,524	73,304
PTT Exploration & Production PCL NVDR	70,826	319,281
PTT Global Chemical PCL NVDR	113,775	146,857
PTT Oil & Retail Business PCL	151,962	132,326
PTT PCL NVDR	506,532	487,682
Ratch Group PCL NVDR	53,914	58,301
SCB X PCL NVDR	43,179	127,015
SCG Packaging PCL	65,025	102,076
Siam Cement PCL NVDR	39,441	417,907
Srisawad Corp. PCL NVDR	34,759	47,795
Thai Oil PCL NVDR	57,347	83,671
Thai Union Group PCL NVDR	144,436	69,948
True Corp. PCL NVDR	596,573	77,769
		6,348,938
Turkey–0.27%
Akbank TAS	157,159	75,514
Aselsan Elektronik Sanayi Ve Ticaret AS	34,583	47,420
BIM Birlesik Magazalar AS	22,873	110,794
Eregli Demir ve Celik Fabrikalari TAS	71,307	115,980
Ford Otomotiv Sanayi AS	3,559	57,361
Haci Omer Sabanci Holding AS	52,060	58,980
KOC Holding AS	38,686	85,420
†Turk Hava Yollari AO	28,179	79,010
Turkcell Iletisim Hizmetleri AS	60,407	58,931
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Turkey (continued)
Turkiye Is Bankasi AS Class C	177,171	$ 46,814
†Turkiye Petrol Rafinerileri AS	6,416	101,137
Turkiye Sise ve Cam Fabrikalari AS	70,884	91,306
		928,667
United Arab Emirates–1.21%
Abu Dhabi Commercial Bank PJSC	141,554	341,848
Abu Dhabi Islamic Bank PJSC	74,274	151,894
Abu Dhabi National Oil Co. for Distribution PJSC	157,055	180,581
Aldar Properties PJSC	196,605	238,563
Dubai Islamic Bank PJSC	146,699	230,373
Emaar Properties PJSC	203,953	289,521
Emirates NBD Bank PJSC	96,035	345,900
Emirates Telecommunications Group Co. PJSC	176,465	1,253,731
First Abu Dhabi Bank PJSC	224,173	1,147,119
		4,179,530
United States–0.08%
†Legend Biotech Corp. ADR	2,400	132,000
Parade Technologies Ltd.	4,000	155,723
		287,723
Total Common Stock (Cost $275,582,374)		320,060,985
PREFERRED STOCKS–2.01%
Brazil–1.22%
Banco Bradesco SA 6.47%	271,171	890,699
Braskem SA 24.80%	9,700	68,949
Centrais Eletricas Brasileiras SA 3.30%	14,400	128,469
Cia Energetica de Minas Gerais 11.23%	71,120	141,874
Gerdau SA 16.60%	58,400	249,849
Itau Unibanco Holding SA 2.71%	245,600	1,065,286
Itausa SA 6.43%	233,760	372,519
Petroleo Brasileiro SA 28.84%	241,400	1,287,848
		4,205,493
Chile–0.17%
Sociedad Quimica y Minera de Chile SA 4.97%	7,255	604,814
		604,814

LVIP SSGA Emerging Markets Equity Index Fund–26

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
Colombia–0.05%
Bancolombia SA 5.33%	22,893	$ 174,812
		174,812
Republic of Korea–0.57%
Hyundai Motor Co. 4.66%	1,130	75,863
Hyundai Motor Co. 4.68%	1,856	125,424
LG Chem Ltd. 5.01%	389	72,037
LG H&H Co. Ltd. 3.69%	106	26,675
Samsung Electronics Co. Ltd. 2.08%	41,710	1,676,550
		1,976,549
Russia–0.00%
=πSurgutneftegas 19.23%	640,200	0
		0
Total Preferred Stocks (Cost $7,055,801)		6,961,668
RIGHTS–0.00%
Hong Kong–0.00%
=Microport Scientific Corp.	20	0
Total Rights (Cost $0)		0
WARRANTS–0.00%
Thailand–0.00%
†BTS Group Holdings PCL exp 11/20/26 exercise price THB 14.9000	180,506	1,690
	Number of Shares	Value (U.S. $)
WARRANTS (continued)
Thailand (continued)
†BTS Group Holdings PCL exp 9/05/22 exercise price THB 9.9000	45,126	$ 154
†BTS Group Holdings PCL exp 11/07/24 exercise price THB 11.9000	90,253	944
†Srisawad Corp. PCL exp 8/29/25 exercise price THB 100.0000	3,180	454
Total Warrants (Cost $0)		3,242

MONEY MARKET FUND–66.22%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 1.43%)	229,056,010	229,056,010
Total Money Market Fund (Cost $229,056,010)		229,056,010

TOTAL INVESTMENTS–160.76% (Cost $511,694,185)	556,081,905
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(60.76%)	(210,178,779)
NET ASSETS APPLICABLE TO 33,778,884 SHARES OUTSTANDING–100.00%	$ 345,903,126
NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS EQUITY INDEX FUND STANDARD CLASS ($331,852,373 / 32,401,738 Shares)	$10.242
NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS EQUITY INDEX FUND SERVICE CLASS ($14,050,753 / 1,377,146 Shares)	$10.203
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$ 352,716,975
Distributable earnings/(accumulated loss)	(6,813,849)
TOTAL NET ASSETS	$ 345,903,126

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
LVIP SSGA Emerging Markets Equity Index Fund–27

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2022, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Alrosa PJSC	10/31/2018	$ 326,421	$ 0
Gazprom PJSC	10/31/2018	2,346,682	0
Gazprom PJSC ADR	10/31/2018	182,671	0
Gazprom PJSC ADR	10/31/2018	28,083	0
Inter RAO UES PJSC	10/31/2018	220,154	0
LUKOIL PJSC	10/31/2018	3,036,022	0
Magnit PJSC	6/14/2019	385,826	0
MMC Norilsk Nickel PJSC	10/31/2018	1,093,007	0
Mobile TeleSystems PJSC ADR	5/19/2021	329,452	0
Moscow Exchange MICEX-Rates PJSC	10/31/2018	222,248	0
Novatek PJSC GDR	2/17/2021	1,327,703	0
Novolipetsk Steel PJSC	10/31/2018	331,713	0
PhosAgro PJSC	4/26/2022	1,013	0
PhosAgro PJSC GDR	4/26/2022	157,510	0
Polyus PJSC	10/31/2018	243,731	0
Rosneft Oil Co. PJSC	10/31/2018	765,027	0
Sberbank of Russia PJSC	10/31/2018	3,026,893	0
Severstal PAO	10/31/2018	284,734	0
Surgutneftegas	10/31/2018	371,776	0
Surgutneftegas PJSC	10/31/2018	311,071	0
Tatneft PJSC	10/31/2018	1,490,294	0
TCS Group Holding PLC GDR	2/26/2021	594,556	0
VK Co. Ltd. GDR	2/17/2021	330,604	0
VTB Bank PJSC	10/31/2018	165,967	0
X5 Retail Group NV GDR	2/17/2021	264,703	0
Yandex NV Class A	2/17/2021	1,962,092	0
Total		$19,799,953	$—

★ Includes $10,741,406 cash collateral held at broker for futures contracts, $830,000 cash collateral received from brokers for certain open bilateral derivatives, $46,472 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $266,327 variation margin due from brokers on centrally cleared swap contracts, $5,340 payable for securities purchased, $230,492,416 payable for fund shares redeemed, $235,002 other accrued expenses payable, $224,661 due to manager and affiliates, $313,673 variation margin due to broker on futures contracts and $562,708 foreign capital gain taxes payable as of June 30, 2022.

The following futures contracts and swap contracts were outstanding at June 30, 2022:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
343	E-mini MSCI Emerging Markets Index	$17,196,305	$17,510,966	9/16/22	$—	$(314,661)
LVIP SSGA Emerging Markets Equity Index Fund–28

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
Swap Contract1
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Rate Paid	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
CITI- Receive amounts based on MSCI China A Index and pay variable quarterly payments based on FEDL03.[4]	7,110,060	1.00%	10/21/22	$266,327	$266,327	$—
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures from the date the contracts were opened through June 30, 2022.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] The MSCI China A Index captures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore RMB exchange rate (CNH).

Summary of Abbreviations:
ADR–American Depositary Receipt
CITI–Citigroup Global Markets
CMPC–Coût Moyen Pondéré du Capital
COPEC–Compañia de Petroleos de Chile
GDR–Global Depository Receipt
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
QSC–Qatari Shareholding Company
THB–Thailand Baht
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund–29

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 10,630,320
Foreign taxes withheld	(965,483)
9,664,837
EXPENSES:
Management fees	1,137,289
Custodian fees	311,874
Index fees	145,768
Shareholder servicing fees	97,004
Accounting and administration expenses	86,148
Professional fees	62,397
Pricing fees	45,950
Distribution fees-Service Class	18,822
Trustees’ fees and expenses	11,715
Reports and statements to shareholders	4,729
Consulting fees	1,396
Other	8,861
1,931,953
Less:
Expenses reimbursed	(240,646)
Total operating expenses	1,691,307
NET INVESTMENT INCOME	7,973,530
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	19,972,085
Foreign currencies	(1,421,527)
Futures contracts	(8,195,961)
Swap contracts	(1,008,588)
Net realized gain	9,346,009
Net change in unrealized appreciation (depreciation) of:
Investments**	(143,180,636)
Foreign currencies	222,050
Futures contracts	(215,389)
Swap contracts	57,534
Net change in unrealized appreciation (depreciation)	(143,116,441)
NET REALIZED AND UNREALIZED LOSS	(133,770,432)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(125,796,902)

*	Includes $1,682,883 foreign capital gains taxes paid.
**	Includes $1,880,595 change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 7,973,530	$ 16,194,104
Net realized gain (loss)	9,346,009	(25,613,861)
Net change in unrealized appreciation (depreciation)	(143,116,441)	(30,232,620)
Net decrease in net assets resulting from operations	(125,796,902)	(39,652,377)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(21,501,760)
Service Class	—	(367,088)
	—	(21,868,848)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	24,193,400	227,907,908
Service Class	2,807,617	11,415,547
Reinvestment of dividends and distributions:
Standard Class	—	21,501,760
Service Class	—	367,088
	27,001,017	261,192,303
Cost of shares redeemed:
Standard Class	(385,387,032)	(165,552,820)
Service Class	(2,007,676)	(3,221,662)
	(387,394,708)	(168,774,482)
Increase (decrease) in net assets derived from capital share transactions	(360,393,691)	92,417,821
NET INCREASE (DECREASE) IN NET ASSETS	(486,190,593)	30,896,596
NET ASSETS:
Beginning of period	832,093,719	801,197,123
End of period	$ 345,903,126	$ 832,093,719
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund–30

LVIP SSGA Emerging Markets Equity Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Emerging Markets Equity Index Fund Standard Class
	Six Months Ended 6/30/22[2] (unaudited)	Year Ended			11/1/18 [1] to 12/31/18
		12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$ 12.488	$ 13.244	$ 11.537	$ 10.074	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.136	0.238	0.189	0.287	0.028
Net realized and unrealized gain (loss)	(2.382)	(0.674)	1.776	1.491	0.057
Total from investment operations	(2.246)	(0.436)	1.965	1.778	0.085
Less dividends and distributions from:
Net investment income	—	(0.320)	(0.214)	(0.268)	(0.003)
Net realized gain	—	—	(0.044)	(0.047)	(0.008)
Total dividends and distributions	—	(0.320)	(0.258)	(0.315)	(0.011)
Net asset value, end of period	$ 10.242	$ 12.488	$ 13.244	$ 11.537	$ 10.074
Total return[4]	(17.58%)	(3.30%)	17.20%	17.75%	0.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 331,852	$815,846	$792,366	$757,110	$630,939
Ratio of expenses to average net assets[5]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.57%	0.52%	0.57%	0.51%	0.51%
Ratio of net investment income to average net assets[5]	2.39%	1.76%	1.74%	2.63%	1.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	2.32%	1.74%	1.67%	2.62%	1.61%
Portfolio turnover	6%	19%	36%	52%	1%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The Fund recouped management fees during the years ended December 31, 2021 and December 31, 2020, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.02% and 0.07%.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund–31

LVIP SSGA Emerging Markets Equity Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Emerging Markets Equity Index Fund Service Class
	Six Months Ended 6/30/22[2] (unaudited)	Year Ended			11/1/18 [1] to 12/31/18
		12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$ 12.456	$ 13.215	$ 11.521	$ 10.072	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.120	0.202	0.164	0.259	0.020
Net realized and unrealized gain (loss)	(2.373)	(0.668)	1.767	1.488	0.061
Total from investment operations	(2.253)	(0.466)	1.931	1.747	0.081
Less dividends and distributions from:
Net investment income	—	(0.293)	(0.193)	(0.251)	(0.001)
Net realized gain	—	—	(0.044)	(0.047)	(0.008)
Total dividends and distributions	—	(0.293)	(0.237)	(0.298)	(0.009)
Net asset value, end of period	$ 10.203	$ 12.456	$ 13.215	$ 11.521	$ 10.072
Total return[4]	(17.69%)	(3.54%)	16.91%	17.46%	0.82%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 14,051	$ 16,247	$ 8,831	$ 3,903	$ 211
Ratio of expenses to average net assets[5]	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.82%	0.77%	0.82%	0.76%	0.76%
Ratio of net investment income to average net assets[5]	2.14%	1.51%	1.49%	2.38%	1.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	2.07%	1.49%	1.42%	2.37%	1.36%
Portfolio turnover	6%	19%	36%	52%	1%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The Fund recouped management fees during the years ended December 31, 2021 and December 31, 2020, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.02% and 0.07%.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund–32

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Emerging Markets Equity Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks performance of emerging market equity securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Total return swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP SSGA Emerging Markets Equity Index Fund–33

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2022, the value and cost of foreign currency held by the LVIP SSGA Emerging Markets Equity Index Fund is $6,373,581 and $6,396,207 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation ("LIAC") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.34% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.50% of the average daily net assets for the Standard Class and 0.75% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2023	2024	Total
LIAC	$ 510,175	$ 202,165	$ 712,340
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
LVIP SSGA Emerging Markets Equity Index Fund–34

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$23,621
Legal	4,217
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services. For the six months ended June 30, 2022, there were no fees paid by the Fund for these services.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 46,472
Management fees payable to LIAC	166,114
Distribution fees payable to LFD	2,948
Printing and mailing fees payable to Lincoln Life	41,430
Shareholder servicing fees payable to Lincoln Life	14,169
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 35,095,245
Sales	392,986,707
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$511,694,185
Aggregate unrealized appreciation of investments and derivatives	$ 88,614,244
Aggregate unrealized depreciation of investments and derivatives	(44,226,524)
Net unrealized appreciation of investments and derivatives	$ 44,387,720
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market
LVIP SSGA Emerging Markets Equity Index Fund–35

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ —	$ 57,922	$ —	$ 57,922
Brazil	11,825,553	—	—	11,825,553
Cayman Islands	123	—	—	123
Chile	1,091,800	—	—	1,091,800
China	10,352,775	92,633,260	137,226	103,123,261
Colombia	353,504	—	—	353,504
Czech Republic	60,137	482,648	—	542,785
Egypt	2,126	205,908	—	208,034
Greece	—	842,084	—	842,084
Hong Kong	55,616	8,212,000	45,626	8,313,242
Hungary	—	544,223	—	544,223
India	—	42,118,897	—	42,118,897
Indonesia	44,385	5,994,858	—	6,039,243
Kuwait	2,712,252	—	—	2,712,252
Luxembourg	122,094	—	—	122,094
Malaysia	711,740	4,112,000	—	4,823,740
Mexico	6,999,905	—	—	6,999,905
Peru	719,119	—	—	719,119
Philippines	—	2,365,419	—	2,365,419
Poland	—	3,483,069	—	3,483,069
Qatar	738,773	2,700,956	—	3,439,729
Republic of Korea	—	35,471,938	—	35,471,938
Romania	—	122,888	—	122,888
Russia	—	—	—*	—
Saudi Arabia	—	14,105,112	—	14,105,112
South Africa	2,165,348	9,286,029	—	11,451,377
Taiwan	—	47,438,814	—	47,438,814
Thailand	786,227	5,562,711	—	6,348,938
Turkey	415,604	513,063	—	928,667
United Arab Emirates	—	4,179,530	—	4,179,530
United States	132,000	155,723	—	287,723
LVIP SSGA Emerging Markets Equity Index Fund–36

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$ 4,205,493	$ —	$ —	$ 4,205,493
Chile	604,814	—	—	604,814
Colombia	174,812	—	—	174,812
Republic of Korea	—	1,976,549	—	1,976,549
Russia	—	—	—*	—
Rights	—	—	—	—
Warrants	944	2,298	—	3,242
Money Market Fund	229,056,010	—	—	229,056,010
Total Investments	$273,331,154	$282,567,899	$182,852	$556,081,905
Derivatives:

Assets:
Swap Contract	$ —	$266,327	$—	$ 266,327
Liabilities:
Futures Contract	$(314,661)	$ —	$—	$(314,661)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
As a result of utilizing International fair value pricing at June 30, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
During the six months ended June 30, 2022, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	2,296,983	16,274,840
Service Class	248,174	845,666
Shares reinvested:
Standard Class	—	1,708,279
Service Class	—	29,245
	2,545,157	18,858,030
Shares redeemed:
Standard Class	(35,224,276)	(12,480,622)
Service Class	(175,391)	(238,801)
	(35,399,667)	(12,719,423)
Net increase	(32,854,510)	6,138,607
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $100,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP SSGA Emerging Markets Equity Index Fund–37

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Swap Contracts–The Fund enters into total return swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may also use total return swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms and to gain exposure to markets the Fund invests in.
Total Return Swaps- Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.
The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2022, the Fund used total return swap contracts to gain exposure to markets the Fund invests in.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$ —	Liabilities net of receivables and other assets	$(314,661)
Swap contracts (Equity contracts)	Liabilities net of receivables and other assets	266,327	Liabilities net of receivables and other assets	—
Total		$266,327		$(314,661)
LVIP SSGA Emerging Markets Equity Index Fund–38

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(8,195,961)	$(215,389)
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(1,008,588)	57,534
Total		$(9,204,549)	$(157,855)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$14,722,617	$—
Total return swap contracts (average notional value)	7,440,368	(7,743,160)
At June 30, 2022, the Fund posted cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Citigroup Global Markets	$830,000
Total	$830,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2022, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Citigroup Global Markets	$266,327	$—	$266,327
Total	$266,327	$—	$266,327

LVIP SSGA Emerging Markets Equity Index Fund–39

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Citigroup Global Markets	$266,327	$—	$—	$—	$—	$266,327
Total	$266,327	$—	$—	$—	$—	$266,327

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2022. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund currently invests a significant portion of its assets in companies located in China, and therefore the Fund has more exposure to the risks specific to China. China is a developing market and may be subject to considerable degrees of economic, political and social instability. In the past couple of decades, the Chinese government has reformed economic and market practices and expanded the sphere of private ownership in China. Nevertheless, in general the Chinese markets continue to experience inefficiency, volatility and pricing anomalies that result from government influence, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with neighboring countries could also disrupt economic developments in China. Reduction in spending on Chinese products and services, institutions of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may adversely impact the Chinese economy. In addition, from time to time, China has experienced outbreaks of infectious illnesses, diseases or public health emergencies, and could again in the future. Any of these events could reduce consumer demand and/or economic output, result in closure of markets, impose restrictions on travel or quarantines, and could generally significantly impact the Chinese economy, which would adversely affect the Fund's investments in securities of issuers located in China.
In February 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geo-political tensions. The United States and many other countries have instituted various sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions and other punitive actions taken, and resulting future market disruptions – both in Europe and globally – cannot easily be predicted but could be significant and have a severe adverse effect on Russia and Europe in general. In addition, there are significant risks due to the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions.
LVIP SSGA Emerging Markets Equity Index Fund–40

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Emerging Markets Equity Index Fund–41

LVIP SSGA Emerging Markets Equity Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Emerging Markets Equity Index Fund–42

LVIP SSGA Funds
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Small-Mid Cap 200 Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP SSGA Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ expenses shown in the tables reflect fee waivers in effect.
LVIP SSGA Developed International 150 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$896.00	0.40%	$1.88
Service Class Shares	1,000.00	894.90	0.65%	3.05
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.80	0.40%	$2.01
Service Class Shares	1,000.00	1,021.60	0.65%	3.26
LVIP SSGA Emerging Markets 100 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$890.20	0.47%	$2.20
Service Class Shares	1,000.00	889.10	0.72%	3.37
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.50	0.47%	$2.36
Service Class Shares	1,000.00	1,021.20	0.72%	3.61

LVIP SSGA Funds–1

LVIP SSGA Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP SSGA Large Cap 100 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$861.60	0.36%	$1.66
Service Class Shares	1,000.00	860.50	0.61%	2.81
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.00	0.36%	$1.81
Service Class Shares	1,000.00	1,021.80	0.61%	3.06
LVIP SSGA Small-Mid Cap 200 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$841.90	0.39%	$1.78
Service Class Shares	1,000.00	840.90	0.64%	2.92
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.90	0.39%	$1.96
Service Class Shares	1,000.00	1,021.60	0.64%	3.21

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
LVIP SSGA Funds–2

LVIP SSGA Developed International 150 Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Security Type/Country	Percentage of Net Assets
Common Stock	96.28%
Australia	4.41%
Austria	1.31%
Canada	0.62%
Denmark	0.55%
Finland	0.61%
France	8.04%
Germany	5.70%
Hong Kong	6.66%
Italy	2.60%
Japan	41.50%
Netherlands	3.85%
Norway	0.67%
Singapore	0.60%
Spain	3.92%
Sweden	3.78%
Switzerland	1.93%
United Kingdom	9.53%
Preferred Stocks	1.82%
Money Market Fund	0.39%
Total Investments	98.49%
Receivables and Other Assets Net of Liabilities	1.51%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Auto Components	2.04%
Automobiles	4.96%
Banks	9.49%
Beverages	0.67%
Biotechnology	0.83%
Building Products	2.07%
Capital Markets	1.11%
Chemicals	4.41%
Commercial Services & Supplies	0.65%
Communications Equipment	0.60%
Construction & Engineering	4.08%
Construction Materials	1.27%
Diversified Telecommunication Services	3.79%
Electric Utilities	2.76%
Electrical Equipment	0.68%
Electronic Equipment, Instruments & Components	2.01%
Equity Real Estate Investment Trusts	3.76%
Food & Staples Retailing	1.80%
Sector	Percentage of Net Assets
Food Products	3.59%
Gas Utilities	1.46%
Health Care Equipment & Supplies	0.53%
Health Care Providers & Services	1.86%
Household Durables	2.43%
Household Products	0.68%
Industrial Conglomerates	0.68%
Insurance	4.88%
IT Services	0.68%
Machinery	3.37%
Marine	1.73%
Media	1.27%
Metals & Mining	2.15%
Multi-Utilities	0.66%
Oil, Gas & Consumable Fuels	3.72%
Paper & Forest Products	0.64%
Pharmaceuticals	4.36%
Professional Services	0.54%
Real Estate Management & Development	2.18%
Road & Rail	1.28%
Semiconductors & Semiconductor Equipment	1.26%
Specialty Retail	0.64%
Technology Hardware, Storage & Peripherals	3.41%
Tobacco	2.27%
Trading Companies & Distributors	3.46%
Wireless Telecommunication Services	1.39%
Total	98.10%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
WH Group Ltd.	0.94%
Grifols SA	0.83%
Repsol SA	0.83%
Telefonica SA	0.82%
Deutsche Telekom AG	0.80%
Mitsubishi Heavy Industries Ltd.	0.80%
CK Asset Holdings Ltd.	0.79%
Toray Industries, Inc.	0.78%
Imperial Brands PLC	0.78%
OMV AG	0.78%
Total	8.15%

IT–Information Technology
LVIP SSGA Funds–3

LVIP SSGA Emerging Markets 100 Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Security Type/Country	Percentage of Net Assets
Common Stock	95.55%
Brazil	6.88%
China	28.05%
Hong Kong	9.99%
Hungary	0.94%
India	4.87%
Indonesia	1.08%
Kuwait	1.04%
Mexico	2.14%
Poland	1.87%
Qatar	0.89%
Republic of Korea	21.67%
Russia	0.00%
South Africa	0.82%
Taiwan	13.57%
Thailand	0.93%
Turkey	0.81%
Preferred Stocks	2.56%
Total Investments	98.11%
Receivables and Other Assets Net of Liabilities	1.89%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Air Freight & Logistics	1.00%
Auto Components	0.99%
Automobiles	5.97%
Banks	12.17%
Beverages	2.13%
Capital Markets	1.92%
Chemicals	1.87%
Construction & Engineering	1.57%
Construction Materials	3.02%
Diversified Financial Services	0.80%
Diversified Telecommunication Services	2.16%
Electric Utilities	0.94%
Electronic Equipment, Instruments & Components	5.29%
Entertainment	1.40%
Equity Real Estate Investment Trusts	0.98%
Food Products	3.16%
Gas Utilities	2.29%
Health Care Equipment & Supplies	1.01%
Health Care Providers & Services	1.15%
Household Durables	1.76%
Sector	Percentage of Net Assets
Independent Power and Renewable Electricity Producers	2.18%
Industrial Conglomerates	6.36%
Insurance	8.57%
Machinery	1.06%
Metals & Mining	6.00%
Oil, Gas & Consumable Fuels	3.90%
Personal Products	1.16%
Pharmaceuticals	3.07%
Real Estate Management & Development	1.50%
Semiconductors & Semiconductor Equipment	0.78%
Specialty Retail	0.70%
Technology Hardware, Storage & Peripherals	5.21%
Textiles, Apparel & Luxury Goods	1.00%
Tobacco	2.22%
Wireless Telecommunication Services	2.82%
Total	98.11%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Kingsoft Corp. Ltd.	1.40%
Great Wall Motor Co. Ltd. Class H	1.38%
Guangzhou Automobile Group Co. Ltd. Class H	1.30%
China Gas Holdings Ltd.	1.30%
China Tower Corp. Ltd. Class H	1.26%
China Life Insurance Co. Ltd. Class H	1.24%
China Feihe Ltd.	1.17%
PICC Property & Casualty Co. Ltd. Class H	1.16%
Hengan International Group Co. Ltd.	1.16%
ITC Ltd.	1.16%
Total	12.53%
LVIP SSGA Funds–4

LVIP SSGA Large Cap 100 Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.32%
Aerospace & Defense	3.31%
Air Freight & Logistics	2.23%
Automobiles	1.56%
Banks	4.42%
Biotechnology	1.19%
Building Products	0.83%
Capital Markets	1.00%
Chemicals	2.77%
Communications Equipment	0.89%
Consumer Finance	1.73%
Containers & Packaging	1.05%
Diversified Telecommunication Services	2.15%
Electric Utilities	4.47%
Electrical Equipment	0.93%
Electronic Equipment, Instruments & Components	0.93%
Entertainment	0.16%
Equity Real Estate Investment Trusts	6.33%
Food & Staples Retailing	0.92%
Food Products	5.88%
Health Care Equipment & Supplies	1.82%
Health Care Providers & Services	5.42%
Hotels, Restaurants & Leisure	0.97%
Household Durables	2.87%
Industrial Conglomerates	0.99%
Insurance	4.73%
Internet & Direct Marketing Retail	0.83%
IT Services	4.96%
Life Sciences Tools & Services	0.99%
Machinery	3.87%
Media	1.69%
Metals & Mining	0.85%
Multi-Utilities	1.18%
Oil, Gas & Consumable Fuels	4.43%
Pharmaceuticals	4.87%
Professional Services	1.06%
Semiconductors & Semiconductor Equipment	9.48%
Software	1.10%
Specialty Retail	1.68%
Technology Hardware, Storage & Peripherals	1.89%
Textiles, Apparel & Luxury Goods	0.89%
Money Market Fund	0.34%
Total Investments	99.66%
Receivables and Other Assets Net of Liabilities	0.34%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Kellogg Co.	1.31%
Merck & Co., Inc.	1.29%
Valero Energy Corp.	1.25%
VICI Properties, Inc.	1.25%
International Business Machines Corp.	1.24%
Royalty Pharma PLC Class A	1.24%
Cigna Corp.	1.24%
Bristol-Myers Squibb Co.	1.21%
Conagra Brands, Inc.	1.20%
Northrop Grumman Corp.	1.20%
Total	12.43%

IT–Information Technology

LVIP SSGA Funds–5

LVIP SSGA Small-Mid Cap 200 Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.94%
Air Freight & Logistics	0.41%
Auto Components	1.03%
Automobiles	0.52%
Banks	1.49%
Beverages	0.60%
Biotechnology	5.78%
Building Products	1.25%
Capital Markets	0.93%
Chemicals	0.93%
Commercial Services & Supplies	2.66%
Communications Equipment	0.94%
Construction & Engineering	2.70%
Consumer Finance	0.47%
Containers & Packaging	1.08%
Diversified Consumer Services	1.14%
Diversified Financial Services	0.51%
Diversified Telecommunication Services	1.04%
Electric Utilities	0.57%
Electronic Equipment, Instruments & Components	5.76%
Entertainment	0.22%
Equity Real Estate Investment Trusts	7.58%
Food & Staples Retailing	0.50%
Food Products	1.73%
Gas Utilities	0.64%
Health Care Equipment & Supplies	2.44%
Health Care Providers & Services	3.21%
Health Care Technology	2.26%
Household Durables	4.22%
Insurance	2.70%
Internet & Direct Marketing Retail	0.33%
IT Services	1.41%
Machinery	1.43%
Marine	0.95%
Media	1.31%
Metals & Mining	1.13%
Mortgage Real Estate Investment Trusts (REITs)	7.59%
Multiline Retail	0.33%
Multi-Utilities	0.59%
Oil, Gas & Consumable Fuels	5.33%
Paper & Forest Products	1.02%
Personal Products	0.56%
Pharmaceuticals	4.03%
Professional Services	2.25%
Real Estate Investment Trusts (REITs)	0.39%
Road & Rail	2.14%
Security Type/Sector	Percentage of Net Assets
Semiconductors & Semiconductor Equipment	2.06%
Software	1.21%
Specialty Retail	4.17%
Technology Hardware, Storage & Peripherals	0.82%
Thrifts & Mortgage Finance	1.01%
Tobacco	0.62%
Trading Companies & Distributors	1.90%
Wireless Telecommunication Services	1.05%
Money Market Fund	0.69%
Total Investments	99.63%
Receivables and Other Assets Net of Liabilities	0.37%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Griffon Corp.	0.78%
United Therapeutics Corp.	0.77%
Multiplan Corp.	0.75%
PBF Energy, Inc. Class A	0.74%
International Seaways, Inc.	0.73%
Resources Connection, Inc.	0.71%
American Well Corp. Class A	0.68%
HF Sinclair Corp.	0.68%
GEO Group, Inc.	0.67%
Fresh Del Monte Produce, Inc.	0.67%
Total	7.18%

IT–Information Technology

LVIP SSGA Funds–6

LVIP SSGA Developed International 150 Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.28%
Australia–4.41%
Aurizon Holdings Ltd.	1,994,186	$ 5,244,769
Dexus	675,241	4,152,367
Fortescue Metals Group Ltd.	385,566	4,636,335
GPT Group	1,474,819	4,310,429
Sonic Healthcare Ltd.	207,219	4,723,199
Stockland	1,759,808	4,393,861
Vicinity Centres	3,945,108	5,011,715
		32,472,675
Austria–1.31%
Erste Group Bank AG	152,798	3,882,790
OMV AG	122,204	5,747,344
		9,630,134
Canada–0.62%
Manulife Financial Corp.	262,100	4,544,804
		4,544,804
Denmark–0.55%
AP Moller - Maersk AS Class B	1,731	4,063,692
		4,063,692
Finland–0.61%
Fortum Oyj	297,904	4,502,777
		4,502,777
France–8.04%
BNP Paribas SA	97,375	4,657,637
Bouygues SA	153,908	4,750,139
Carrefour SA	264,131	4,688,667
Danone SA	96,335	5,394,971
Eiffage SA	54,120	4,895,695
Engie SA	421,535	4,880,938
†Euroapi SA	2,372	37,420
Gecina SA	47,533	4,460,968
Orange SA	463,182	5,457,939
Publicis Groupe SA	89,944	4,423,492
Sanofi	53,250	5,370,051
Societe Generale SA	206,569	4,567,177
TotalEnergies SE	106,218	5,590,993
		59,176,087
Germany–5.70%
Allianz SE	23,390	4,484,101
Bayer AG	83,621	4,993,541
Bayerische Motoren Werke AG	63,429	4,917,054
Covestro AG	104,537	3,632,523
Deutsche Telekom AG	296,447	5,896,107
Fresenius Medical Care AG & Co. KGaA	85,268	4,272,019
Fresenius SE & Co. KGaA	154,064	4,685,350
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
HeidelbergCement AG	93,679	$ 4,522,943
Mercedes-Benz Group AG	78,855	4,579,766
		41,983,404
Hong Kong–6.66%
CK Asset Holdings Ltd.	814,129	5,784,641
CK Hutchison Holdings Ltd.	737,014	4,999,899
Henderson Land Development Co. Ltd.	1,304,300	4,902,045
HKT Trust & HKT Ltd.	3,932,000	5,280,844
Link REIT	646,700	5,284,419
Power Assets Holdings Ltd.	834,500	5,257,276
Sun Hung Kai Properties Ltd.	451,000	5,339,864
WH Group Ltd.	8,898,865	6,887,590
Xinyi Glass Holdings Ltd.	2,205,000	5,320,148
		49,056,726
Italy–2.60%
Assicurazioni Generali SpA	260,334	4,158,254
Mediobanca Banca di Credito Finanziario SpA	545,572	4,731,543
Snam SpA	992,349	5,206,226
UniCredit SpA	524,506	5,012,358
		19,108,381
Japan–41.50%
AGC, Inc.	136,400	4,792,776
Aisin Corp.	158,400	4,902,630
Asahi Group Holdings Ltd.	149,900	4,929,516
Bridgestone Corp.	143,900	5,246,503
Brother Industries Ltd.	297,700	5,237,848
Canon, Inc.	227,644	5,158,727
Dai Nippon Printing Co. Ltd.	222,300	4,781,784
Daiwa Securities Group, Inc.	935,700	4,189,717
ENEOS Holdings, Inc.	1,407,200	5,295,001
FUJIFILM Holdings Corp.	88,800	4,771,349
Hirose Electric Co. Ltd.	36,900	4,899,624
Honda Motor Co. Ltd.	194,100	4,679,961
Idemitsu Kosan Co. Ltd.	194,200	4,639,179
Isuzu Motors Ltd.	417,900	4,622,550
ITOCHU Corp.	161,617	4,360,097
Japan Post Holdings Co. Ltd.	675,700	4,834,579
Japan Tobacco, Inc.	319,146	5,530,409
JFE Holdings, Inc.	363,500	3,824,091
Kajima Corp.	424,600	4,868,720
Kansai Electric Power Co., Inc.	556,200	5,505,583
KDDI Corp.	161,200	5,083,339
Komatsu Ltd.	223,500	4,976,710
LVIP SSGA Funds–7

LVIP SSGA Developed International 150 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kyocera Corp.	96,100	$ 5,137,157
Lixil Corp.	272,400	5,119,913
Marubeni Corp.	454,800	4,080,276
MEIJI Holdings Co. Ltd.	98,900	4,859,731
Mitsubishi Chemical Holdings Corp.	814,500	4,425,724
Mitsubishi Corp.	144,800	4,312,314
Mitsubishi Electric Corp.	464,100	4,988,682
Mitsubishi Heavy Industries Ltd.	167,500	5,854,411
Mitsubishi UFJ Financial Group, Inc.	835,500	4,469,965
Mitsui & Co. Ltd.	198,500	4,361,944
Mitsui Chemicals, Inc.	212,900	4,541,040
Mitsui OSK Lines Ltd.	196,700	4,524,991
Mizuho Financial Group, Inc.	405,230	4,613,508
NEC Corp.	129,300	5,044,892
NIPPON EXPRESS HOLDINGS, Inc.	76,600	4,172,643
Nippon Steel Corp.	296,200	4,145,350
Nippon Telegraph & Telephone Corp.	183,200	5,263,912
Nippon Yusen KK	61,000	4,182,461
Obayashi Corp.	707,500	5,145,832
Oji Holdings Corp.	1,088,400	4,715,304
Otsuka Holdings Co. Ltd.	157,400	5,618,661
Resona Holdings, Inc.	1,220,734	4,566,170
Ricoh Co. Ltd.	631,900	4,933,336
Rohm Co. Ltd.	70,200	4,921,001
Seiko Epson Corp.	354,200	5,010,861
Sekisui House Ltd.	276,800	4,859,319
Shimizu Corp.	868,100	4,795,704
SUMCO Corp.	335,000	4,356,639
Sumitomo Chemical Co. Ltd.	1,148,200	4,493,704
Sumitomo Corp.	304,000	4,132,405
Sumitomo Electric Industries Ltd.	440,800	4,871,068
Sumitomo Metal Mining Co. Ltd.	104,300	3,233,748
Sumitomo Mitsui Financial Group, Inc.	158,000	4,696,565
Taisei Corp.	177,600	5,537,561
Takeda Pharmaceutical Co. Ltd.	184,900	5,193,532
TDK Corp.	152,200	4,705,760
Toray Industries, Inc.	1,025,000	5,769,556
Tosoh Corp.	352,100	4,379,674
Toyota Industries Corp.	77,200	4,786,961
Toyota Motor Corp.	303,900	4,688,966
Toyota Tsusho Corp.	131,700	4,293,791
Yamaha Motor Co. Ltd.	248,800	4,568,655
		305,504,380
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands–3.85%
ABN AMRO Bank NV	435,650	$ 4,895,205
Aegon NV	1,074,083	4,625,678
ING Groep NV	527,772	5,199,399
Koninklijke Ahold Delhaize NV	174,375	4,538,808
Koninklijke Philips NV	183,419	3,934,067
NN Group NV	113,744	5,151,789
		28,344,946
Norway–0.67%
Orkla ASA	610,762	4,892,628
		4,892,628
Singapore–0.60%
Wilmar International Ltd.	1,526,158	4,442,009
		4,442,009
Spain–3.92%
Enagas SA	247,773	5,479,881
Endesa SA	268,968	5,088,177
†Grifols SA	322,934	6,124,242
Repsol SA	414,615	6,112,254
Telefonica SA	1,182,362	6,036,590
		28,841,144
Sweden–3.78%
Skandinaviska Enskilda Banken AB Class A	503,545	4,960,843
SKF AB Class B	321,622	4,771,673
Svenska Handelsbanken AB Class A	581,875	4,994,760
Swedbank AB Class A	334,611	4,243,735
Telefonaktiebolaget LM Ericsson Class B	594,456	4,440,000
Volvo AB Class B	282,875	4,401,360
		27,812,371
Switzerland–1.93%
Adecco Group AG	117,137	3,992,593
Holcim AG	113,847	4,882,844
Novartis AG	63,188	5,357,115
		14,232,552
United Kingdom–9.53%
abrdn PLC	2,025,183	3,953,065
Aviva PLC	720,937	3,531,340
Barratt Developments PLC	789,118	4,414,058
British American Tobacco PLC	127,404	5,461,078
GSK PLC	254,868	5,492,808
Imperial Brands PLC	257,044	5,754,628
J Sainsbury PLC	1,599,815	3,981,397
Johnson Matthey PLC	223,642	5,273,622
Kingfisher PLC	1,584,494	4,735,234

LVIP SSGA Funds–8

LVIP SSGA Developed International 150 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Legal & General Group PLC	1,526,405	$ 4,462,556
Lloyds Banking Group PLC	8,390,390	4,316,911
Pearson PLC	540,762	4,952,018
Persimmon PLC	189,548	4,312,576
Taylor Wimpey PLC	3,019,514	4,301,116
Vodafone Group PLC	3,328,227	5,175,033
		70,117,440
Total Common Stock (Cost $777,669,654)		708,726,150
ΔPREFERRED STOCKS–1.82%
Germany–1.82%
Henkel AG & Co. KGaA 3.11%	80,653	4,990,852
Porsche Automobil Holding SE 2.74%	59,686	3,969,776
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
Germany (continued)
Volkswagen AG 3.27%	32,747	$ 4,409,046
Total Preferred Stocks (Cost $14,344,980)		13,369,674

MONEY MARKET FUND–0.39%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 1.43%)	2,914,172	2,914,172
Total Money Market Fund (Cost $2,914,172)		2,914,172

TOTAL INVESTMENTS–98.49% (Cost $794,928,806)	725,009,996
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.51%	11,084,874
NET ASSETS APPLICABLE TO 99,631,328 SHARES OUTSTANDING–100.00%	$736,094,870
NET ASSET VALUE PER SHARE–LVIP SSGA DEVELOPED INTERNATIONAL 150 FUND STANDARD CLASS ($614,504,695 / 83,162,703 Shares)	$7.389
NET ASSET VALUE PER SHARE–LVIP SSGA DEVELOPED INTERNATIONAL 150 FUND SERVICE CLASS ($121,590,175 / 16,468,625 Shares)	$7.383
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$795,336,737
Distributable earnings/(accumulated loss)	(59,241,867)
TOTAL NET ASSETS	$736,094,870

Δ Securities have been classified by country of origin.
† Non-income producing.
★ Includes $770,811 cash collateral held at broker for futures contracts, $208,864 payable for fund shares redeemed, $83,173 other accrued expenses payable, $251,432 due to manager and affiliates and $61,108 variation margin due to broker on futures contracts as of June 30, 2022.
LVIP SSGA Funds–9

LVIP SSGA Developed International 150 Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2022:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Equity Contract:
154	E-mini MSCI EAFE Index	$14,295,820	$14,546,017	9/16/22	$—	$(250,197)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–10

LVIP SSGA Emerging Markets 100 Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–95.55%
Brazil–6.88%
Ambev SA	1,744,800	$ 4,460,810
Banco do Brasil SA	701,600	4,469,584
Cia Siderurgica Nacional SA	913,900	2,690,997
Hypera SA	661,300	4,810,534
JBS SA	673,600	4,073,688
Telefonica Brasil SA	457,000	4,136,485
Vale SA	251,800	3,686,462
Vibra Energia SA	999,300	3,184,959
		31,513,519
China–28.05%
Agricultural Bank of China Ltd. Class H	13,753,000	5,199,397
Anhui Conch Cement Co. Ltd. Class H	1,051,000	4,561,258
Bank of China Ltd. Class H	13,250,100	5,294,358
CGN Power Co. Ltd. Class H	19,620,000	4,752,734
China CITIC Bank Corp. Ltd. Class H	10,779,000	4,828,071
China Conch Venture Holdings Ltd.	1,850,000	4,035,164
China Feihe Ltd.	4,660,000	5,365,714
China Hongqiao Group Ltd.	3,627,500	4,086,537
China Life Insurance Co. Ltd. Class H	3,253,000	5,678,901
China Pacific Insurance Group Co. Ltd. Class H	1,965,800	4,828,018
China Petroleum & Chemical Corp. Class H	10,752,000	4,844,846
China Tower Corp. Ltd. Class H	44,812,000	5,774,111
CITIC Ltd.	4,725,000	4,816,741
Country Garden Holdings Co. Ltd.	7,176,051	4,478,440
Great Wall Motor Co. Ltd. Class H	3,061,500	6,340,983
Hengan International Group Co. Ltd.	1,133,000	5,333,092
Huatai Securities Co. Ltd. Class H	3,334,400	4,959,865
Industrial & Commercial Bank of China Ltd. Class H	8,559,000	5,106,718
Kingsoft Corp. Ltd.	1,648,000	6,439,363
People's Insurance Co. Group of China Ltd. Class H	15,890,000	4,865,271
PICC Property & Casualty Co. Ltd. Class H	5,120,000	5,339,163
Ping An Insurance Group Co. of China Ltd. Class H	697,000	4,797,620
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,961,200	$ 4,626,368
=Sunac China Holdings Ltd.	8,090,000	2,360,975
Tingyi Cayman Islands Holding Corp.	2,922,000	5,021,663
Weichai Power Co. Ltd. Class H	3,047,000	4,852,659
		128,588,030
Hong Kong–9.99%
Bank of Communications Co. Ltd. Class H	7,469,000	5,177,135
China Construction Bank Corp. Class H	7,046,000	4,750,776
China Gas Holdings Ltd.	3,842,200	5,948,188
China National Building Material Co. Ltd. Class H	4,434,000	4,749,530
Guangzhou Automobile Group Co. Ltd. Class H	6,165,200	5,981,108
Kingboard Holdings Ltd.	1,019,500	3,866,195
Postal Savings Bank of China Co. Ltd. Class H	6,351,000	5,061,231
Sino Biopharmaceutical Ltd.	7,798,000	4,972,187
Sinopharm Group Co. Ltd. Class H	2,181,600	5,281,938
		45,788,288
Hungary–0.94%
Richter Gedeon Nyrt	239,181	4,328,695
		4,328,695
India–4.87%
GAIL India Ltd.	2,636,155	4,524,512
†Indian Oil Corp. Ltd.	4,893,356	4,610,662
ITC Ltd.	1,527,728	5,307,551
NTPC Ltd.	2,875,492	5,210,408
Vedanta Ltd.	940,422	2,663,452
		22,316,585
Indonesia–1.08%
Astra International Tbk PT	11,125,700	4,958,352
		4,958,352
Kuwait–1.04%
Mobile Telecommunications Co. KSCP	2,461,207	4,765,179
		4,765,179
Mexico–2.14%
Arca Continental SAB de CV	802,500	5,292,801
LVIP SSGA Funds–11

LVIP SSGA Emerging Markets 100 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mexico (continued)
Fibra Uno Administracion SA de CV	4,511,300	$ 4,500,195
		9,792,996
Poland–1.87%
Polski Koncern Naftowy ORLEN SA	282,678	4,340,676
Powszechny Zaklad Ubezpieczen SA	633,505	4,247,214
		8,587,890
Qatar–0.89%
Industries Qatar QSC	931,303	4,086,040
		4,086,040
Republic of Korea–21.67%
Coway Co. Ltd.	92,276	4,565,538
GS Engineering & Construction Corp.	129,781	3,167,546
GS Holdings Corp.	153,412	4,956,669
Hana Financial Group, Inc.	124,042	3,770,098
Hyundai Glovis Co. Ltd.	33,145	4,607,855
Hyundai Mobis Co. Ltd.	29,587	4,560,452
Hyundai Motor Co.	35,600	4,975,011
Hyundai Steel Co.	149,069	3,697,441
KB Financial Group, Inc.	102,090	3,812,380
Kia Corp.	86,175	5,143,397
Korea Investment Holdings Co. Ltd.	80,353	3,830,336
KT&G Corp.	76,801	4,868,015
LG Corp.	82,294	4,949,923
LG Display Co. Ltd.	307,784	3,453,332
LG Electronics, Inc.	51,001	3,478,073
Lotte Chemical Corp.	30,804	4,294,553
POSCO Holdings, Inc.	20,300	3,620,244
Samsung C&T Corp.	55,698	5,302,695
Samsung Fire & Marine Insurance Co. Ltd.	31,331	4,867,695
Samsung Life Insurance Co. Ltd.	97,386	4,706,201
Shinhan Financial Group Co. Ltd.	156,111	4,476,398
SK Telecom Co. Ltd.	109,354	4,388,493
Woori Financial Group, Inc.	412,234	3,858,813
		99,351,158
Russia–0.00%
=πNovolipetsk Steel PJSC GDR	176,137	0
=†πSeverstal PAO	283,840	0
=πSurgutneftegas PJSC	11,590,970	0
		0
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
South Africa–0.82%
Vodacom Group Ltd.	464,604	$ 3,762,363
		3,762,363
Taiwan–13.57%
Acer, Inc.	4,853,000	3,548,554
ASE Technology Holding Co. Ltd.	1,379,000	3,551,632
Asia Cement Corp.	3,035,000	4,476,176
Asustek Computer, Inc.	388,000	4,057,892
AUO Corp.	6,877,000	3,765,383
Compal Electronics, Inc.	5,382,000	4,120,669
Far Eastern New Century Corp.	4,725,000	5,057,868
Hon Hai Precision Industry Co. Ltd.	1,369,000	5,025,792
Innolux Corp.	8,320,000	3,385,499
Lite-On Technology Corp.	2,145,000	4,174,399
Pegatron Corp.	1,967,000	3,771,585
Pou Chen Corp.	4,635,000	4,603,397
Quanta Computer, Inc.	1,577,000	4,230,547
WPG Holdings Ltd.	2,562,000	4,753,945
Yuanta Financial Holding Co. Ltd.	5,568,000	3,687,763
		62,211,101
Thailand–0.93%
PTT Global Chemical PCL NVDR	3,305,200	4,266,254
		4,266,254
Turkey–0.81%
Eregli Demir ve Celik Fabrikalari TAS	2,275,746	3,701,488
		3,701,488
Total Common Stock (Cost $481,231,740)		438,017,938
PREFERRED STOCKS–2.56%
Brazil–2.56%
Cia Energetica de Minas Gerais 11.23%	2,155,130	4,299,183
Gerdau SA 16.60%	790,200	3,380,672
Petroleo Brasileiro SA 28.84%	764,100	4,076,407
Total Preferred Stocks (Cost $15,771,551)		11,756,262

LVIP SSGA Funds–12

LVIP SSGA Emerging Markets 100 Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–98.11% (Cost $497,003,291)	$ 449,774,200
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.89%	8,650,415
NET ASSETS APPLICABLE TO 58,835,957 SHARES OUTSTANDING–100.00%	$ 458,424,615
NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS 100 FUND STANDARD CLASS ($313,174,047 / 40,182,818 Shares)	$7.794
NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS 100 FUND SERVICE CLASS ($145,250,568 / 18,653,139 Shares)	$7.787
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$ 629,822,461
Distributable earnings/(accumulated loss)	(171,397,846)
TOTAL NET ASSETS	$ 458,424,615

= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
† Non-income producing.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2022, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Novolipetsk Steel PJSC GDR	2/17/2022	$ 3,896,023	$ 0
Severstal PAO	2/4/2022	3,161,310	0
Surgutneftegas PJSC	2/4/2022	5,050,556	0
Total		$12,107,889	$—

★ Includes $462,591 cash collateral held at broker for futures contracts, $9 payable for securities purchased, $111,578 payable for fund shares redeemed, $176,056 other accrued expenses payable, $174,832 due to manager and affiliates, $37,834 due to custodian, $69,542 variation margin due to broker on futures contracts and $161,564 foreign capital gain taxes payable as of June 30, 2022.

The following futures contracts were outstanding at June 30, 2022:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
175	E-mini MSCI Emerging Markets Index	$8,773,625	$8,853,785	9/16/22	$—	$(80,160)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022.

LVIP SSGA Funds–13

LVIP SSGA Emerging Markets 100 Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
GDR–Global Depository Receipt
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
QSC–Qatari Shareholding Company
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–14

LVIP SSGA Large Cap 100 Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.32%
Aerospace & Defense–3.31%
General Dynamics Corp.	60,087	$ 13,294,249
Northrop Grumman Corp.	31,859	15,246,762
Raytheon Technologies Corp.	142,376	13,683,757
		42,224,768
Air Freight & Logistics–2.23%
CH Robinson Worldwide, Inc.	136,143	13,800,816
FedEx Corp.	64,446	14,610,553
		28,411,369
Automobiles–1.56%
Ford Motor Co.	860,147	9,573,436
†General Motors Co.	326,449	10,368,020
		19,941,456
Banks–4.42%
Citigroup, Inc.	257,282	11,832,399
Citizens Financial Group, Inc.	297,651	10,623,164
Huntington Bancshares, Inc.	957,867	11,523,140
KeyCorp	613,462	10,569,950
Regions Financial Corp.	633,906	11,885,738
		56,434,391
Biotechnology–1.19%
Gilead Sciences, Inc.	245,318	15,163,106
		15,163,106
Building Products–0.83%
Johnson Controls International PLC	220,764	10,570,180
		10,570,180
Capital Markets–1.00%
Goldman Sachs Group, Inc.	43,068	12,792,057
		12,792,057
Chemicals–2.77%
Dow, Inc.	226,280	11,678,311
Eastman Chemical Co.	131,211	11,778,811
LyondellBasell Industries NV Class A	135,502	11,851,005
		35,308,127
Communications Equipment–0.89%
Cisco Systems, Inc.	266,086	11,345,907
		11,345,907
Consumer Finance–1.73%
Ally Financial, Inc.	323,906	10,854,090
Capital One Financial Corp.	107,366	11,186,464
		22,040,554
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–1.05%
International Paper Co.	320,659	$ 13,413,166
		13,413,166
Diversified Telecommunication Services–2.15%
AT&T, Inc.	621,763	13,032,152
Verizon Communications, Inc.	283,964	14,411,173
		27,443,325
Electric Utilities–4.47%
Duke Energy Corp.	134,754	14,446,976
Edison International	216,268	13,676,788
Entergy Corp.	128,690	14,495,642
Evergy, Inc.	221,417	14,447,459
		57,066,865
Electrical Equipment–0.93%
Emerson Electric Co.	148,358	11,800,395
		11,800,395
Electronic Equipment, Instruments & Components–0.93%
Corning, Inc.	378,236	11,918,216
		11,918,216
Entertainment–0.16%
†Warner Bros Discovery, Inc.	149,552	2,006,988
		2,006,988
Equity Real Estate Investment Trusts–6.33%
Alexandria Real Estate Equities, Inc.	75,577	10,960,932
Kimco Realty Corp.	602,576	11,912,928
Realty Income Corp.	217,248	14,829,348
Ventas, Inc.	236,428	12,159,492
VICI Properties, Inc.	534,591	15,925,466
WP Carey, Inc.	180,560	14,961,202
		80,749,368
Food & Staples Retailing–0.92%
Walgreens Boots Alliance, Inc.	308,504	11,692,302
		11,692,302
Food Products–5.88%
Conagra Brands, Inc.	448,666	15,362,324
JM Smucker Co.	110,222	14,109,518
Kellogg Co.	234,812	16,751,488
Kraft Heinz Co.	374,889	14,298,267
Tyson Foods, Inc. Class A	167,754	14,436,909
		74,958,506
Health Care Equipment & Supplies–1.82%
Cooper Cos., Inc.	35,147	11,005,229
LVIP SSGA Funds–15

LVIP SSGA Large Cap 100 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Medtronic PLC	136,496	$ 12,250,516
		23,255,745
Health Care Providers & Services–5.42%
Cigna Corp.	59,928	15,792,227
CVS Health Corp.	134,248	12,439,420
Elevance Health, Inc.	30,624	14,778,530
Laboratory Corp. of America Holdings	53,440	12,524,198
Quest Diagnostics, Inc.	101,991	13,562,763
		69,097,138
Hotels, Restaurants & Leisure–0.97%
Darden Restaurants, Inc.	109,366	12,371,482
		12,371,482
Household Durables–2.87%
DR Horton, Inc.	184,007	12,179,423
Garmin Ltd.	124,167	12,199,408
Lennar Corp. Class A	173,064	12,213,127
		36,591,958
Industrial Conglomerates–0.99%
3M Co.	97,196	12,578,134
		12,578,134
Insurance–4.73%
Allstate Corp.	104,366	13,226,303
American International Group, Inc.	229,612	11,740,062
Fidelity National Financial, Inc.	291,831	10,786,074
MetLife, Inc.	206,307	12,954,016
Prudential Financial, Inc.	121,722	11,646,361
		60,352,816
Internet & Direct Marketing Retail–0.83%
eBay, Inc.	252,976	10,541,510
		10,541,510
IT Services–4.96%
Cognizant Technology Solutions Corp. Class A	158,767	10,715,185
Fidelity National Information Services, Inc.	150,476	13,794,135
Global Payments, Inc.	107,584	11,903,094
International Business Machines Corp.	112,252	15,848,860
SS&C Technologies Holdings, Inc.	188,518	10,947,240
		63,208,514
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–0.99%
†Bio-Rad Laboratories, Inc. Class A	25,507	$ 12,625,965
		12,625,965
Machinery–3.87%
Caterpillar, Inc.	65,161	11,648,181
Cummins, Inc.	69,208	13,393,824
PACCAR, Inc.	162,802	13,405,117
Stanley Black & Decker, Inc.	104,355	10,942,665
		49,389,787
Media–1.69%
Comcast Corp. Class A	310,184	12,171,620
Paramount Global Class B	382,044	9,428,846
		21,600,466
Metals & Mining–0.85%
Steel Dynamics, Inc.	163,723	10,830,276
		10,830,276
Multi-Utilities–1.18%
Consolidated Edison, Inc.	158,709	15,093,226
		15,093,226
Oil, Gas & Consumable Fuels–4.43%
Chevron Corp.	87,226	12,628,580
Kinder Morgan, Inc.	792,688	13,285,451
Marathon Petroleum Corp.	177,941	14,628,530
Valero Energy Corp.	150,183	15,961,449
		56,504,010
Pharmaceuticals–4.87%
Bristol-Myers Squibb Co.	200,367	15,428,259
Merck & Co., Inc.	180,441	16,450,806
Pfizer, Inc.	275,371	14,437,702
Royalty Pharma PLC Class A	376,652	15,834,450
		62,151,217
Professional Services–1.06%
Leidos Holdings, Inc.	134,658	13,561,407
		13,561,407
Semiconductors & Semiconductor Equipment–9.48%
Analog Devices, Inc.	87,783	12,824,219
Applied Materials, Inc.	104,450	9,502,861
Intel Corp.	280,458	10,491,934
KLA Corp.	39,576	12,627,910
Lam Research Corp.	26,076	11,112,287
Micron Technology, Inc.	185,106	10,232,660
NXP Semiconductors NV	75,975	11,246,579
†Qorvo, Inc.	110,769	10,447,732
Skyworks Solutions, Inc.	104,573	9,687,643
Teradyne, Inc.	118,217	10,586,332

LVIP SSGA Funds–16

LVIP SSGA Large Cap 100 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	78,802	$ 12,107,927
		120,868,084
Software–1.10%
VMware, Inc. Class A	123,387	14,063,650
		14,063,650
Specialty Retail–1.68%
Advance Auto Parts, Inc.	67,569	11,695,518
Best Buy Co., Inc.	149,690	9,758,291
		21,453,809
Technology Hardware, Storage & Peripherals–1.89%
Hewlett Packard Enterprise Co.	850,712	11,280,441
†Western Digital Corp.	286,747	12,854,868
		24,135,309
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.89%
VF Corp.	257,911	$ 11,391,929
		11,391,929
Total Common Stock (Cost $1,231,643,925)		1,266,947,478

MONEY MARKET FUND–0.34%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	4,366,964	4,366,964
Total Money Market Fund (Cost $4,366,964)		4,366,964

TOTAL INVESTMENTS–99.66% (Cost $1,236,010,889)	1,271,314,442
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.34%	4,274,425
NET ASSETS APPLICABLE TO 101,164,983 SHARES OUTSTANDING–100.00%	$1,275,588,867
NET ASSET VALUE PER SHARE–LVIP SSGA LARGE CAP 100 FUND STANDARD CLASS ($965,873,163 / 76,533,113 Shares)	$12.620
NET ASSET VALUE PER SHARE–LVIP SSGA LARGE CAP 100 FUND SERVICE CLASS ($309,715,704 / 24,631,870 Shares)	$12.574
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$ 994,721,590
Distributable earnings/(accumulated loss)	280,867,277
TOTAL NET ASSETS	$1,275,588,867

† Non-income producing.
★ Includes $388,500 cash collateral held at broker for futures contracts, $268,986 payable for fund shares redeemed, $63,418 other accrued expenses payable, $430,429 due to manager and affiliates and $58,750 variation margin due to broker on futures contracts as of June 30, 2022.

The following futures contracts were outstanding at June 30, 2022:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
37	E-mini S&P 500 Index	$7,010,575	$6,961,288	9/16/22	$49,287	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
LVIP SSGA Funds–17

LVIP SSGA Large Cap 100 Fund
Statement of Net Assets (continued)
[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–18

LVIP SSGA Small-Mid Cap 200 Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.94%
Air Freight & Logistics–0.41%
†Atlas Air Worldwide Holdings, Inc.	28,008	$ 1,728,374
		1,728,374
Auto Components–1.03%
†Goodyear Tire & Rubber Co.	174,799	1,872,097
Standard Motor Products, Inc.	55,311	2,488,442
		4,360,539
Automobiles–0.52%
Thor Industries, Inc.	29,529	2,206,702
		2,206,702
Banks–1.49%
Financial Institutions, Inc.	77,922	2,027,530
Midland States Bancorp, Inc.	83,541	2,008,326
WesBanco, Inc.	70,910	2,248,556
		6,284,412
Beverages–0.60%
Molson Coors Beverage Co. Class B	46,374	2,527,847
		2,527,847
Biotechnology–5.78%
†2seventy bio, Inc.	136,680	1,804,176
†4D Molecular Therapeutics, Inc.	149,888	1,046,218
†Anika Therapeutics, Inc.	93,056	2,077,010
†Bluebird Bio, Inc.	487,484	2,018,184
†Emergent BioSolutions, Inc.	56,700	1,759,968
†Forma Therapeutics Holdings, Inc.	263,495	1,815,481
†Kodiak Sciences, Inc.	300,369	2,294,819
†Ligand Pharmaceuticals, Inc.	21,212	1,892,535
†PMV Pharmaceuticals, Inc.	126,564	1,803,537
†Sage Therapeutics, Inc.	73,494	2,373,856
†United Therapeutics Corp.	13,746	3,239,107
†Vanda Pharmaceuticals, Inc.	212,952	2,321,177
		24,446,068
Building Products–1.25%
Griffon Corp.	117,407	3,290,918
Owens Corning	26,609	1,977,315
		5,268,233
Capital Markets–0.93%
Invesco Ltd.	113,437	1,829,739
Jefferies Financial Group, Inc.	76,200	2,104,644
		3,934,383
Chemicals–0.93%
Trinseo PLC	49,854	1,917,385
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Tronox Holdings PLC Class A	120,874	$ 2,030,683
		3,948,068
Commercial Services & Supplies–2.66%
ACCO Brands Corp.	302,428	1,974,855
Deluxe Corp.	79,358	1,719,688
Ennis, Inc.	134,430	2,719,519
†GEO Group, Inc.	427,196	2,819,493
MillerKnoll, Inc.	76,964	2,021,844
		11,255,399
Communications Equipment–0.94%
†Aviat Networks, Inc.	84,554	2,117,232
†NETGEAR, Inc.	100,384	1,859,112
		3,976,344
Construction & Engineering–2.70%
Argan, Inc.	61,870	2,308,988
Granite Construction, Inc.	75,101	2,188,443
MDU Resources Group, Inc.	96,783	2,612,173
Primoris Services Corp.	100,239	2,181,201
†Tutor Perini Corp.	241,913	2,123,996
		11,414,801
Consumer Finance–0.47%
Navient Corp.	143,427	2,006,544
		2,006,544
Containers & Packaging–1.08%
Greif, Inc. Class A	40,115	2,502,374
Westrock Co.	52,043	2,073,393
		4,575,767
Diversified Consumer Services–1.14%
Graham Holdings Co. Class B	4,076	2,310,440
†Perdoceo Education Corp.	213,942	2,520,237
		4,830,677
Diversified Financial Services–0.51%
Banco Latinoamericano de Comercio Exterior SA	162,517	2,156,601
		2,156,601
Diversified Telecommunication Services–1.04%
†Liberty Latin America Ltd. Class C	248,194	1,933,431
Lumen Technologies, Inc.	225,318	2,458,220
		4,391,651
Electric Utilities–0.57%
Pinnacle West Capital Corp.	33,178	2,425,975
		2,425,975
Electronic Equipment, Instruments & Components–5.76%
†Arrow Electronics, Inc.	19,461	2,181,384
LVIP SSGA Funds–19

LVIP SSGA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Avnet, Inc.	57,597	$ 2,469,759
Benchmark Electronics, Inc.	96,574	2,178,710
†Kimball Electronics, Inc.	124,107	2,494,551
†Knowles Corp.	113,976	1,975,204
Methode Electronics, Inc.	58,109	2,152,357
†Sanmina Corp.	58,873	2,397,897
†ScanSource, Inc.	70,007	2,180,018
TD SYNNEX Corp.	23,083	2,102,861
†TTM Technologies, Inc.	166,664	2,083,300
Vishay Intertechnology, Inc.	120,371	2,145,011
		24,361,052
Entertainment–0.22%
†Skillz, Inc.	741,500	919,460
		919,460
Equity Real Estate Investment Trusts–7.58%
CTO Realty Growth, Inc.	38,794	2,371,089
†Equity Commonwealth	87,673	2,413,638
Franklin Street Properties Corp.	424,100	1,768,497
Getty Realty Corp.	88,428	2,343,342
Industrial Logistics Properties Trust	110,778	1,559,754
LTC Properties, Inc.	66,645	2,558,502
Medical Properties Trust, Inc.	121,400	1,853,778
National Health Investors, Inc.	42,334	2,565,864
Necessity Retail REIT, Inc.	324,016	2,358,836
Office Properties Income Trust	98,331	1,961,703
Omega Healthcare Investors, Inc.	81,715	2,303,546
One Liberty Properties, Inc.	81,649	2,121,241
Sabra Health Care REIT, Inc.	171,730	2,399,068
SL Green Realty Corp.	30,690	1,416,344
Spirit Realty Capital, Inc.	54,176	2,046,769
		32,041,971
Food & Staples Retailing–0.50%
SpartanNash Co.	69,768	2,104,901
		2,104,901
Food Products–1.73%
B&G Foods, Inc.	91,095	2,166,239
Fresh Del Monte Produce, Inc.	95,325	2,814,947
Seaboard Corp.	605	2,348,961
		7,330,147
Gas Utilities–0.64%
Spire, Inc.	36,555	2,718,595
		2,718,595
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–2.44%
†Avanos Medical, Inc.	76,150	$ 2,081,941
DENTSPLY SIRONA, Inc.	50,064	1,788,787
†Envista Holdings Corp.	49,479	1,906,921
†QuidelOrtho Corp.	22,137	2,151,274
†Varex Imaging Corp.	111,891	2,393,348
		10,322,271
Health Care Providers & Services–3.21%
†Fulgent Genetics, Inc.	39,200	2,137,576
†Invitae Corp.	300,900	734,196
National HealthCare Corp.	34,224	2,392,258
†OPKO Health, Inc.	711,618	1,800,393
Premier, Inc. Class A	69,120	2,466,202
Select Medical Holdings Corp.	100,971	2,384,935
Universal Health Services, Inc. Class B	16,698	1,681,655
		13,597,215
Health Care Technology–2.26%
†American Well Corp. Class A	664,763	2,871,776
†Computer Programs & Systems, Inc.	73,627	2,353,855
†Multiplan Corp.	577,160	3,168,609
†Teladoc Health, Inc.	35,500	1,178,955
		9,573,195
Household Durables–4.22%
†Beazer Homes USA, Inc.	151,057	1,823,258
Century Communities, Inc.	43,432	1,953,137
Ethan Allen Interiors, Inc.	93,289	1,885,371
KB Home	71,165	2,025,356
†M/I Homes, Inc.	52,919	2,098,768
MDC Holdings, Inc.	61,400	1,983,834
†Meritage Homes Corp.	29,091	2,109,097
†Taylor Morrison Home Corp.	85,454	1,996,205
†Tri Pointe Homes, Inc.	117,259	1,978,159
		17,853,185
Insurance–2.70%
Axis Capital Holdings Ltd.	42,769	2,441,682
CNO Financial Group, Inc.	96,866	1,752,306
Old Republic International Corp.	95,363	2,132,317
Universal Insurance Holdings, Inc.	186,285	2,427,294
Unum Group	78,372	2,666,215
		11,419,814
Internet & Direct Marketing Retail–0.33%
Qurate Retail, Inc.	492,381	1,413,133
		1,413,133

LVIP SSGA Funds–20

LVIP SSGA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–1.41%
Bread Financial Holdings, Inc.	42,046	$ 1,558,225
Cass Information Systems, Inc.	66,165	2,236,377
†Conduent, Inc.	504,510	2,179,483
		5,974,085
Machinery–1.43%
Miller Industries, Inc.	87,474	1,983,036
REV Group, Inc.	178,067	1,935,588
Timken Co.	39,755	2,109,003
		6,027,627
Marine–0.95%
Eagle Bulk Shipping, Inc.	38,134	1,978,392
Genco Shipping & Trading Ltd.	105,793	2,043,921
		4,022,313
Media–1.31%
†DISH Network Corp. Class A	80,114	1,436,444
Gray Television, Inc.	105,679	1,784,918
TEGNA, Inc.	110,051	2,307,770
		5,529,132
Metals & Mining–1.13%
Olympic Steel, Inc.	69,143	1,780,432
SunCoke Energy, Inc.	271,900	1,851,639
U.S. Steel Corp.	64,800	1,160,568
		4,792,639
Mortgage Real Estate Investment Trusts (REITs)–7.59%
AGNC Investment Corp.	187,600	2,076,732
Annaly Capital Management, Inc.	342,028	2,021,385
Apollo Commercial Real Estate Finance, Inc.	176,121	1,838,703
Ares Commercial Real Estate Corp.	160,642	1,964,652
ARMOUR Residential REIT, Inc.	296,073	2,084,354
Chimera Investment Corp.	200,648	1,769,715
Dynex Capital, Inc.	152,979	2,435,426
Ellington Financial, Inc.	137,243	2,013,355
Granite Point Mortgage Trust, Inc.	221,914	2,123,717
Great Ajax Corp.	226,969	2,176,633
MFA Financial, Inc.	151,375	1,627,281
New Residential Investment Corp.	228,808	2,132,490
New York Mortgage Trust, Inc.	697,592	1,925,354
Ready Capital Corp.	156,267	1,862,703
Redwood Trust, Inc.	232,197	1,790,239
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Two Harbors Investment Corp.	457,800	$ 2,279,844
		32,122,583
Multiline Retail–0.33%
Big Lots, Inc.	65,852	1,380,916
		1,380,916
Multi-Utilities–0.59%
NorthWestern Corp.	42,556	2,507,825
		2,507,825
Oil, Gas & Consumable Fuels–5.33%
Dorian LPG Ltd.	176,502	2,682,830
†DT Midstream, Inc.	45,122	2,211,880
EQT Corp.	79,768	2,744,019
Equitrans Midstream Corp.	295,516	1,879,482
HF Sinclair Corp.	63,451	2,865,447
International Seaways, Inc.	145,532	3,085,278
†PBF Energy, Inc. Class A	107,235	3,111,960
†Peabody Energy Corp.	97,917	2,088,570
World Fuel Services Corp.	91,980	1,881,911
		22,551,377
Paper & Forest Products–1.02%
Neenah, Inc.	64,612	2,205,853
Schweitzer-Mauduit International, Inc.	83,323	2,093,074
		4,298,927
Personal Products–0.56%
Edgewell Personal Care Co.	68,873	2,377,496
		2,377,496
Pharmaceuticals–4.03%
†Atea Pharmaceuticals, Inc.	340,184	2,415,306
†Athira Pharma, Inc.	211,147	643,998
†Cara Therapeutics, Inc.	200,974	1,834,893
†Collegium Pharmaceutical, Inc.	129,556	2,295,732
Perrigo Co. PLC	64,389	2,612,262
†Prestige Consumer Healthcare, Inc.	45,690	2,686,572
†Supernus Pharmaceuticals, Inc.	76,756	2,219,784
Viatris, Inc.	223,766	2,342,830
		17,051,377
Professional Services–2.25%
Barrett Business Services, Inc.	31,401	2,288,191
Kelly Services, Inc. Class A	112,367	2,228,238
ManpowerGroup, Inc.	26,306	2,010,041

LVIP SSGA Funds–21

LVIP SSGA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Resources Connection, Inc.	147,046	$ 2,995,327
		9,521,797
Real Estate Investment Trusts (REITs)–0.39%
Invesco Mortgage Capital, Inc.	113,603	1,667,692
		1,667,692
Road & Rail–2.14%
Covenant Logistics Group, Inc.	106,644	2,675,698
Knight-Swift Transportation Holdings, Inc.	45,819	2,120,962
Ryder System, Inc.	29,900	2,124,694
Schneider National, Inc. Class B	94,309	2,110,635
		9,031,989
Semiconductors & Semiconductor Equipment–2.06%
†Alpha & Omega Semiconductor Ltd.	37,700	1,256,918
Amkor Technology, Inc.	104,200	1,766,190
†Cohu, Inc.	78,681	2,183,398
†Ichor Holdings Ltd.	67,615	1,756,637
Kulicke & Soffa Industries, Inc.	40,400	1,729,524
		8,692,667
Software–1.21%
†Consensus Cloud Solutions, Inc.	42,769	1,868,150
Ebix, Inc.	69,724	1,178,336
Xperi Holding Corp.	142,573	2,057,328
		5,103,814
Specialty Retail–4.17%
Aaron's Co., Inc.	114,308	1,663,181
Big 5 Sporting Goods Corp.	144,262	1,617,177
†Conn's, Inc.	122,939	985,971
†Container Store Group, Inc.	300,087	1,869,542
Foot Locker, Inc.	80,075	2,021,894
Gap, Inc.	173,934	1,433,216
Haverty Furniture Cos., Inc.	86,384	2,002,381
Hibbett, Inc.	54,512	2,382,720
Rent-A-Center, Inc.	94,400	1,836,080
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Tilly's, Inc. Class A	262,448	$ 1,842,385
		17,654,547
Technology Hardware, Storage & Peripherals–0.82%
†Eastman Kodak Co.	360,518	1,672,804
Xerox Holdings Corp.	121,479	1,803,963
		3,476,767
Thrifts & Mortgage Finance–1.01%
New York Community Bancorp, Inc.	228,667	2,087,729
Waterstone Financial, Inc.	127,636	2,176,194
		4,263,923
Tobacco–0.62%
Universal Corp.	43,644	2,640,462
		2,640,462
Trading Companies & Distributors–1.90%
Air Lease Corp.	56,495	1,888,628
Boise Cascade Co.	34,592	2,057,878
Rush Enterprises, Inc. Class A	46,672	2,249,591
Triton International Ltd.	34,579	1,820,584
		8,016,681
Wireless Telecommunication Services–1.05%
Telephone & Data Systems, Inc.	132,903	2,098,539
†U.S. Cellular Corp.	80,966	2,344,775
		4,443,314
Total Common Stock (Cost $473,511,918)		418,543,274

MONEY MARKET FUND–0.69%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	2,929,872	2,929,872
Total Money Market Fund (Cost $2,929,872)		2,929,872

TOTAL INVESTMENTS–99.63% (Cost $476,441,790)	421,473,146
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.37%	1,545,782
NET ASSETS APPLICABLE TO 38,179,416 SHARES OUTSTANDING–100.00%	$423,018,928
LVIP SSGA Funds–22

LVIP SSGA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-MID CAP 200 FUND STANDARD CLASS ($249,558,473 / 22,491,462 Shares)	$11.096
NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-MID CAP 200 FUND SERVICE CLASS ($173,460,455 / 15,687,954 Shares)	$11.057
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$429,401,237
Distributable earnings/(accumulated loss)	(6,382,309)
TOTAL NET ASSETS	$423,018,928

† Non-income producing.
★ Includes $253,001 cash collateral held at broker for futures contracts, $43,795 payable for fund shares redeemed, $33,895 other accrued expenses payable, $165,275 due to manager and affiliates and $48,792 variation margin due to broker on futures contracts as of June 30, 2022.

The following futures contracts were outstanding at June 30, 2022:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Equity Contract:
46	E-mini Russell 2000 Index	$3,928,400	$4,052,633	9/16/22	$—	$(124,233)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–23

LVIP SSGA Funds
Statements of Operations
Six Months Ended June 30, 2022 (unaudited)
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 27,720,034	$ 15,279,441	$ 19,997,979	$ 8,319,249
Foreign taxes withheld	(2,421,587)	(1,877,481)	(9,630)	—
	25,298,447	13,401,960	19,988,349	8,319,249
EXPENSES:
Management fees	1,392,576	893,526	2,339,517	767,411
Distribution fees-Service Class	170,701	203,440	445,354	253,715
Shareholder servicing fees	122,607	75,471	221,360	69,389
Accounting and administration expenses	88,977	59,513	146,978	54,337
Custodian fees	48,164	150,195	6,999	3,582
Professional fees	44,848	34,814	27,924	19,722
Trustees’ fees and expenses	13,542	8,341	24,208	7,447
Pricing fees	8,311	6,644	872	1,425
Reports and statements to shareholders	7,024	7,046	10,609	5,843
Consulting fees	1,419	1,315	1,632	1,315
Other	13,653	9,621	20,102	9,030
	1,911,822	1,449,926	3,245,555	1,193,216
Less:
Management fees waived	(39,672)	(32,033)	(53,308)	(16,116)
Total operating expenses	1,872,150	1,417,893	3,192,247	1,177,100
NET INVESTMENT INCOME	23,426,297	11,984,067	16,796,102	7,142,149
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	15,851,699	19,825,272	227,103,689	46,283,905
Foreign currencies	(1,219,232)	(985,167)	—	—
Futures contracts	(2,464,898)	(1,271,737)	(1,540,651)	(981,824)
Net realized gain	12,167,569	17,568,368	225,563,038	45,302,081
Net change in unrealized appreciation (depreciation) of:
Investments	(119,889,604)	(84,124,025)	(461,932,991)	(133,278,595)
Foreign currencies	(199,489)	207,184	(3)	5
Futures contracts	(719,903)	(53,204)	(22,947)	(252,534)
Net change in unrealized appreciation (depreciation)	(120,808,996)	(83,970,045)	(461,955,941)	(133,531,124)
NET REALIZED AND UNREALIZED LOSS	(108,641,427)	(66,401,677)	(236,392,903)	(88,229,043)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (85,215,130)	$(54,417,610)	$(219,596,801)	$ (81,086,894)
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–24

LVIP SSGA Funds
Statements of Changes in Net Assets
	LVIP SSGA Developed International 150 Fund		LVIP SSGA Emerging Markets 100 Fund		LVIP SSGA Large Cap 100 Fund		LVIP SSGA Small-Mid Cap 200 Fund
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 23,426,297	$ 40,863,934	$ 11,984,067	$ 27,880,150	$ 16,796,102	$ 30,264,552	$ 7,142,149	$ 7,189,921
Net realized gain	12,167,569	120,239,566	17,568,368	80,808,202	225,563,038	353,652,186	45,302,081	215,521,302
Net change in unrealized appreciation (depreciation)	(120,808,996)	(42,254,496)	(83,970,045)	(55,673,348)	(461,955,941)	67,788,285	(133,531,124)	(82,341,071)
Net increase (decrease) in net assets resulting from operations	(85,215,130)	118,849,004	(54,417,610)	53,015,004	(219,596,801)	451,705,023	(81,086,894)	140,370,152
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(36,603,023)	—	(23,029,384)	—	(178,860,482)	—	(70,725,704)
Service Class	—	(5,978,844)	—	(9,383,403)	—	(52,917,176)	—	(52,911,706)
Return of capital:
Standard Class	—	—	—	—	—	—	—	(1,493,486)
Service Class	—	—	—	—	—	—	—	(1,117,316)
	—	(42,581,867)	—	(32,412,787)	—	(231,777,658)	—	(126,248,212)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	20,165,816	69,861,351	24,384,821	54,485,297	28,325,642	46,342,004	23,143,261	36,808,755
Service Class	9,285,170	16,301,193	9,559,560	14,608,635	25,311,719	62,168,245	14,302,065	64,703,484
Reinvestment of dividends and distributions:
Standard Class	—	36,603,023	—	23,029,384	—	178,860,482	—	72,219,190
Service Class	—	5,978,844	—	9,383,403	—	52,917,176	—	54,029,022
	29,450,986	128,744,411	33,944,381	101,506,719	53,637,361	340,287,907	37,445,326	227,760,451
Cost of shares redeemed:
Standard Class	(121,835,672)	(176,049,801)	(83,322,145)	(115,340,885)	(209,978,741)	(263,738,518)	(26,562,176)	(86,334,121)
Service Class	(17,220,162)	(32,483,840)	(19,572,239)	(34,720,328)	(55,993,826)	(114,366,006)	(30,550,357)	(74,185,242)
	(139,055,834)	(208,533,641)	(102,894,384)	(150,061,213)	(265,972,567)	(378,104,524)	(57,112,533)	(160,519,363)
Increase (decrease) in net assets derived from capital share transactions	(109,604,848)	(79,789,230)	(68,950,003)	(48,554,494)	(212,335,206)	(37,816,617)	(19,667,207)	67,241,088
NET INCREASE (DECREASE) IN NET ASSETS	(194,819,978)	(3,522,093)	(123,367,613)	(27,952,277)	(431,932,007)	182,110,748	(100,754,101)	81,363,028
NET ASSETS:
Beginning of period	930,914,848	934,436,941	581,792,228	609,744,505	1,707,520,874	1,525,410,126	523,773,029	442,410,001
End of period	$ 736,094,870	$ 930,914,848	$ 458,424,615	$ 581,792,228	$1,275,588,867	$1,707,520,874	$ 423,018,928	$ 523,773,029
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–25

LVIP SSGA Developed International 150 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Developed International 150 Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 8.247	$ 7.630	$ 8.154	$ 7.450	$ 9.392	$ 7.925
Income (loss) from investment operations:
Net investment income[2]	0.224	0.363	0.187	0.323	0.287	0.269
Net realized and unrealized gain (loss)	(1.082)	0.634	(0.524)	0.818	(1.698)	1.593
Total from investment operations	(0.858)	0.997	(0.337)	1.141	(1.411)	1.862
Less dividends and distributions from:
Net investment income	—	(0.380)	(0.187)	(0.344)	(0.320)	(0.395)
Net realized gain	—	—	—	(0.093)	(0.211)	—
Total dividends and distributions	—	(0.380)	(0.187)	(0.437)	(0.531)	(0.395)
Net asset value, end of period	$ 7.389	$ 8.247	$ 7.630	$ 8.154	$ 7.450	$ 9.392
Total return[3]	(10.40%)	13.16%	(4.10%)	15.42%	(15.23%)	23.58%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 614,505	$786,917	$792,063	$835,302	$ 769,179	$905,853
Ratio of expenses to average net assets	0.40%	0.39%	0.40%	0.39%	0.40%	0.39%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.41%	0.40%	0.41%	0.40%	0.41%	0.40%
Ratio of net investment income to average net assets	5.58%	4.24%	2.78%	4.04%	3.18%	3.02%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.57%	4.23%	2.77%	4.03%	3.17%	3.01%
Portfolio turnover	48%	57%	52%	53%	49%	55%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–26

LVIP SSGA Developed International 150 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Developed International 150 Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 8.250	$ 7.632	$ 8.158	$ 7.454	$ 9.395	$ 7.928
Income (loss) from investment operations:
Net investment income[2]	0.214	0.342	0.170	0.303	0.264	0.247
Net realized and unrealized gain (loss)	(1.081)	0.634	(0.527)	0.817	(1.697)	1.593
Total from investment operations	(0.867)	0.976	(0.357)	1.120	(1.433)	1.840
Less dividends and distributions from:
Net investment income	—	(0.358)	(0.169)	(0.323)	(0.297)	(0.373)
Net realized gain	—	—	—	(0.093)	(0.211)	—
Total dividends and distributions	—	(0.358)	(0.169)	(0.416)	(0.508)	(0.373)
Net asset value, end of period	$ 7.383	$ 8.250	$ 7.632	$ 8.158	$ 7.454	$ 9.395
Total return[3]	(10.51%)	12.87%	(4.34%)	15.13%	(15.44%)	23.25%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 121,590	$143,998	$142,374	$149,308	$ 142,274	$170,736
Ratio of expenses to average net assets	0.65%	0.64%	0.65%	0.64%	0.65%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.65%	0.66%	0.65%	0.66%	0.65%
Ratio of net investment income to average net assets	5.33%	3.99%	2.53%	3.79%	2.93%	2.77%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.32%	3.98%	2.52%	3.78%	2.92%	2.76%
Portfolio turnover	48%	57%	52%	53%	49%	55%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–27

LVIP SSGA Emerging Markets 100 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Emerging Markets 100 Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 8.755	$ 8.528	$ 8.581	$ 8.289	$ 9.923	$ 8.232
Income (loss) from investment operations:
Net investment income[2]	0.199	0.437	0.293	0.292	0.380	0.284
Net realized and unrealized gain (loss)	(1.160)	0.309	(0.075)	0.327	(1.593)	1.669
Total from investment operations	(0.961)	0.746	0.218	0.619	(1.213)	1.953
Less dividends and distributions from:
Net investment income	—	(0.519)	(0.271)	(0.324)	(0.381)	(0.262)
Return of capital	—	—	—	(0.003)	(0.040)	—
Total dividends and distributions	—	(0.519)	(0.271)	(0.327)	(0.421)	(0.262)
Net asset value, end of period	$ 7.794	$ 8.755	$ 8.528	$ 8.581	$ 8.289	$ 9.923
Total return[3]	(10.98%)	8.79%	2.65%	7.61%	(12.31%)	23.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 313,174	$408,291	$431,292	$422,524	$ 546,245	$621,221
Ratio of expenses to average net assets	0.47%	0.47%	0.44%	0.49%	0.44%	0.43%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.48%	0.48%	0.45%	0.50%	0.45%	0.44%
Ratio of net investment income to average net assets	4.68%	4.71%	4.00%	3.44%	4.03%	2.99%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.67%	4.70%	3.99%	3.43%	4.02%	2.98%
Portfolio turnover	54%	59%	46%	54%	46%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–28

LVIP SSGA Emerging Markets 100 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Emerging Markets 100 Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 8.758	$ 8.530	$ 8.585	$ 8.292	$ 9.925	$ 8.235
Income (loss) from investment operations:
Net investment income[2]	0.188	0.414	0.275	0.270	0.356	0.260
Net realized and unrealized gain (loss)	(1.159)	0.309	(0.078)	0.329	(1.593)	1.668
Total from investment operations	(0.971)	0.723	0.197	0.599	(1.237)	1.928
Less dividends and distributions from:
Net investment income	—	(0.495)	(0.252)	(0.303)	(0.358)	(0.238)
Return of capital	—	—	—	(0.003)	(0.038)	—
Total dividends and distributions	—	(0.495)	(0.252)	(0.306)	(0.396)	(0.238)
Net asset value, end of period	$ 7.787	$ 8.758	$ 8.530	$ 8.585	$ 8.292	$ 9.925
Total return[3]	(11.09%)	8.51%	2.40%	7.35%	(12.54%)	23.51%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 145,251	$173,501	$178,453	$180,305	$ 178,896	$208,125
Ratio of expenses to average net assets	0.72%	0.72%	0.69%	0.74%	0.69%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.73%	0.70%	0.75%	0.70%	0.69%
Ratio of net investment income to average net assets	4.43%	4.46%	3.75%	3.19%	3.78%	2.74%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.42%	4.45%	3.74%	3.18%	3.77%	2.73%
Portfolio turnover	54%	59%	46%	54%	46%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–29

LVIP SSGA Large Cap 100 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Large Cap 100 Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 14.648	$ 12.917	$ 13.128	$ 11.363	$ 13.915	$ 13.786
Income (loss) from investment operations:
Net investment income[2]	0.156	0.289	0.313	0.339	0.325	0.343
Net realized and unrealized gain (loss)	(2.184)	3.746	0.032	2.700	(1.762)	2.188
Total from investment operations	(2.028)	4.035	0.345	3.039	(1.437)	2.531
Less dividends and distributions from:
Net investment income	—	(0.357)	(0.322)	(0.337)	(0.296)	(0.430)
Net realized gain	—	(1.947)	(0.234)	(0.937)	(0.819)	(1.972)
Total dividends and distributions	—	(2.304)	(0.556)	(1.274)	(1.115)	(2.402)
Net asset value, end of period	$ 12.620	$ 14.648	$ 12.917	$ 13.128	$ 11.363	$ 13.915
Total return[3]	(13.84%)	31.88%	2.98%	27.29%	(11.11%)	18.76%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 965,873	$1,315,104	$1,182,576	$1,130,811	$ 928,043	$949,169
Ratio of expenses to average net assets	0.36%	0.35%	0.36%	0.36%	0.37%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.37%	0.36%	0.37%	0.37%	0.38%	0.37%
Ratio of net investment income to average net assets	2.24%	1.88%	2.76%	2.65%	2.38%	2.33%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.23%	1.87%	2.75%	2.64%	2.37%	2.32%
Portfolio turnover	53%	55%	56%	49%	53%	64%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–30

LVIP SSGA Large Cap 100 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Large Cap 100 Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 14.612	$ 12.890	$ 13.106	$ 11.347	$ 13.895	$ 13.771
Income (loss) from investment operations:
Net investment income[2]	0.138	0.250	0.284	0.306	0.291	0.306
Net realized and unrealized gain (loss)	(2.176)	3.736	0.027	2.695	(1.759)	2.183
Total from investment operations	(2.038)	3.986	0.311	3.001	(1.468)	2.489
Less dividends and distributions from:
Net investment income	—	(0.317)	(0.293)	(0.305)	(0.261)	(0.393)
Net realized gain	—	(1.947)	(0.234)	(0.937)	(0.819)	(1.972)
Total dividends and distributions	—	(2.264)	(0.527)	(1.242)	(1.080)	(2.365)
Net asset value, end of period	$ 12.574	$ 14.612	$ 12.890	$ 13.106	$ 11.347	$ 13.895
Total return[3]	(13.95%)	31.54%	2.72%	26.99%	(11.33%)	18.47%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 309,716	$392,417	$342,834	$352,450	$ 301,416	$367,538
Ratio of expenses to average net assets	0.61%	0.60%	0.61%	0.61%	0.62%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.62%	0.61%	0.62%	0.62%	0.63%	0.62%
Ratio of net investment income to average net assets	1.99%	1.63%	2.51%	2.40%	2.13%	2.08%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.98%	1.62%	2.50%	2.39%	2.12%	2.07%
Portfolio turnover	53%	55%	56%	49%	53%	64%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–31

LVIP SSGA Small-Mid Cap 200 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Small-Mid Cap 200 Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 13.179	$ 13.190	$ 12.754	$ 10.973	$ 13.461	$ 14.163
Income (loss) from investment operations:
Net investment income[2]	0.190	0.254	0.196	0.280	0.339	0.309
Net realized and unrealized gain (loss)	(2.273)	4.003	0.546	1.887	(2.091)	0.550
Total from investment operations	(2.083)	4.257	0.742	2.167	(1.752)	0.859
Less dividends and distributions from:
Net investment income	—	(0.316)	(0.266)	(0.252)	(0.412)	(0.367)
Net realized gain	—	(3.864)	—	(0.134)	(0.324)	(1.194)
Return of capital	—	(0.088)	(0.040)	—	—	—
Total dividends and distributions	—	(4.268)	(0.306)	(0.386)	(0.736)	(1.561)
Net asset value, end of period	$ 11.096	$ 13.179	$ 13.190	$ 12.754	$ 10.973	$ 13.461
Total return[3]	(15.81%)	33.66%	5.98%	19.83%	(13.46%)	6.33%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 249,558	$299,487	$265,377	$233,154	$ 206,169	$200,815
Ratio of expenses to average net assets	0.39%	0.38%	0.40%	0.41%	0.40%	0.40%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.40%	0.39%	0.41%	0.42%	0.41%	0.41%
Ratio of net investment income to average net assets	3.09%	1.54%	1.90%	2.32%	2.51%	2.17%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.08%	1.53%	1.89%	2.31%	2.50%	2.16%
Portfolio turnover	65%	76%	64%	66%	71%	67%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–32

LVIP SSGA Small-Mid Cap 200 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Small-Mid Cap 200 Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 13.149	$ 13.168	$ 12.740	$ 10.964	$ 13.446	$ 14.150
Income (loss) from investment operations:
Net investment income[2]	0.174	0.212	0.171	0.249	0.305	0.273
Net realized and unrealized gain (loss)	(2.266)	3.996	0.537	1.882	(2.084)	0.548
Total from investment operations	(2.092)	4.208	0.708	2.131	(1.779)	0.821
Less dividends and distributions from:
Net investment income	—	(0.276)	(0.244)	(0.221)	(0.379)	(0.331)
Net realized gain	—	(3.864)	—	(0.134)	(0.324)	(1.194)
Return of capital	—	(0.087)	(0.036)	—	—	—
Total dividends and distributions	—	(4.227)	(0.280)	(0.355)	(0.703)	(1.525)
Net asset value, end of period	$ 11.057	$ 13.149	$ 13.168	$ 12.740	$ 10.964	$ 13.446
Total return[3]	(15.91%)	33.32%	5.72%	19.52%	(13.67%)	6.07%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 173,460	$224,286	$177,033	$161,176	$ 133,062	$151,360
Ratio of expenses to average net assets	0.64%	0.63%	0.65%	0.66%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.64%	0.66%	0.67%	0.66%	0.66%
Ratio of net investment income to average net assets	2.84%	1.29%	1.65%	2.07%	2.26%	1.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.83%	1.28%	1.64%	2.06%	2.25%	1.91%
Portfolio turnover	65%	76%	64%	66%	71%	67%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–33

LVIP SSGA Funds
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Developed International 150 Fund, LVIP SSGA Emerging Markets 100 Fund, LVIP SSGA Large Cap 100 Fund, and LVIP SSGA Small-Mid Cap 200 Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and may also sell its shares to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The investment objective of each Fund is to seek to maximize long-term capital appreciation.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisor Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition halt or suspension of trading in a security, state pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2022, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the
LVIP SSGA Funds–34

LVIP SSGA Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Funds' understanding of the applicable country’s tax rules and rates.   In addition, the Funds may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Funds accrue such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on non convertible bonds are amortized/accreted to interest income using the effective interest method.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Funds in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2022.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   The management fees, net of waivers, are calculated daily and paid monthly. For its services, LIAC receives a management fee at an annual rate of each Fund’s average daily net assets as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
On the first $100 million	0.40%	0.40%	0.40%	0.40%
In excess of $100 million	0.32%	0.33%	0.30%	0.30%
LVIP SSGA Funds–35

LVIP SSGA Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LIAC has contractually agreed to waive a portion of its advisory fee. This agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. The waiver amount of each Fund’s average daily net assets are as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
On the first $50 million	0.070%	0.065%	0.080%	0.065%
On the next $50 million	0.010%	0.025%	0.015%	—%
On the next $400 million.	0.010%	0.005%	0.015%	—%
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Administrative	$29,142	$17,908	$52,722	$16,314
Legal	5,202	3,197	9,412	2,912
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2022, these fees were as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Printing and mailing	$2,059	$3,389	$3,159	$2,503
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
LVIP SSGA Funds–36

LVIP SSGA Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2022, each Fund had liabilities payable to affiliates as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Management fees payable to LIAC	$203,460	$129,264	$326,910	$114,522
Distribution fees payable to LFD	26,329	30,865	66,409	37,716
Printing and mailing fees payable to Lincoln Life	3,205	3,389	5,449	2,503
Shareholder servicing fees payable to Lincoln Life	18,438	11,314	31,661	10,534
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Purchases	$400,997,581	$279,369,496	$ 805,102,912	$308,226,981
Sales	480,649,188	334,294,509	1,004,603,738	320,708,475
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Cost of investments and derivatives	$ 794,928,807	$497,003,291	$1,236,010,889	$476,441,789
Aggregate unrealized appreciation of investments and derivatives	$ 32,426,003	$ 28,158,494	$ 155,749,857	$ 24,160,676
Aggregate unrealized depreciation of investments and derivatives	(102,344,812)	(75,467,745)	(125,059,434)	(79,129,320)
Net Unrealized Appreciation (Depreciation) of investments and derivatives	$ (69,918,809)	$ (47,309,251)	$ 30,690,423	$ (54,968,644)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP SSGA Funds–37

LVIP SSGA Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2022:
LVIP SSGA Developed International 150 Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ —	$ 32,472,675	$—	$ 32,472,675
Austria	—	9,630,134	—	9,630,134
Canada	4,544,804	—	—	4,544,804
Denmark	—	4,063,692	—	4,063,692
Finland	—	4,502,777	—	4,502,777
France	37,420	59,138,667	—	59,176,087
Germany	—	41,983,404	—	41,983,404
Hong Kong	—	49,056,726	—	49,056,726
Italy	—	19,108,381	—	19,108,381
Japan	—	305,504,380	—	305,504,380
Netherlands	—	28,344,946	—	28,344,946
Norway	—	4,892,628	—	4,892,628
Singapore	—	4,442,009	—	4,442,009
Spain	—	28,841,144	—	28,841,144
Sweden	—	27,812,371	—	27,812,371
Switzerland	—	14,232,552	—	14,232,552
United Kingdom	—	70,117,440	—	70,117,440
Preferred Stocks	—	13,369,674	—	13,369,674
Money Market Fund	2,914,172	—	—	2,914,172
Total Investments	$7,496,396	$717,513,600	$—	$725,009,996
Derivatives:

Liabilities:
Futures Contract	$(250,197)	$—	$—	$(250,197)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP SSGA Funds–38

LVIP SSGA Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
LVIP SSGA Emerging Markets 100 Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$31,513,519	$ —	$ —	$ 31,513,519
China	—	126,227,055	2,360,975	128,588,030
Hong Kong	—	45,788,288	—	45,788,288
Hungary	—	4,328,695	—	4,328,695
India	—	22,316,585	—	22,316,585
Indonesia	—	4,958,352	—	4,958,352
Kuwait	4,765,179	—	—	4,765,179
Mexico	9,792,996	—	—	9,792,996
Poland	—	8,587,890	—	8,587,890
Qatar	—	4,086,040	—	4,086,040
Republic of Korea	—	99,351,158	—	99,351,158
Russia	—	—	—*	—
South Africa	—	3,762,363	—	3,762,363
Taiwan	—	62,211,101	—	62,211,101
Thailand	—	4,266,254	—	4,266,254
Turkey	—	3,701,488	—	3,701,488
Preferred Stocks	11,756,262	—	—	11,756,262
Total Investments	$57,827,956	$389,585,269	$2,360,975	$449,774,200
Derivatives:

Liabilities:
Futures Contract	$(80,160)	$—	$—	$(80,160)

*	Includes securities that have been valued at zero on the "Statements of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2022, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP SSGA Large Cap 100 Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,266,947,478	$—	$—	$1,266,947,478
Money Market Fund	4,366,964	—	—	4,366,964
Total Investments	$1,271,314,442	$—	$—	$1,271,314,442
Derivatives:

Assets:
Futures Contract	$49,287	$—	$—	$49,287
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Funds–39

LVIP SSGA Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
LVIP SSGA Small-Mid Cap 200 Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$418,543,274	$—	$—	$418,543,274
Money Market Fund	2,929,872	—	—	2,929,872
Total Investments	$421,473,146	$—	$—	$421,473,146
Derivatives:

Liabilities:
Futures Contract	$(124,233)	$—	$—	$(124,233)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP SSGA Developed International 150 Fund		LVIP SSGA Emerging Markets 100 Fund		LVIP SSGA Large Cap 100 Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/22	12/31/21	6/30/22	12/31/21	6/30/22	12/31/21
Shares sold:
Standard Class	2,497,779	8,052,677	2,834,481	5,918,925	2,045,924	2,963,640
Service Class	1,143,916	1,894,688	1,132,690	1,581,219	1,804,360	4,007,445
Shares reinvested:
Standard Class	—	4,511,611	—	2,623,378	—	12,642,369
Service Class	—	736,191	—	1,067,942	—	3,749,067
	3,641,695	15,195,167	3,967,171	11,191,464	3,850,284	23,362,521
Shares redeemed:
Standard Class	(14,757,381)	(20,949,661)	(9,287,955)	(12,478,431)	(15,292,859)	(17,379,251)
Service Class	(2,129,240)	(3,831,618)	(2,290,118)	(3,758,314)	(4,027,886)	(7,498,993)
	(16,886,621)	(24,781,279)	(11,578,073)	(16,236,745)	(19,320,745)	(24,878,244)
Net increase (decrease)	(13,244,926)	(9,586,112)	(7,610,902)	(5,045,281)	(15,470,461)	(1,515,723)

	LVIP SSGA Small-Mid Cap 200 Fund
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	1,911,283	2,246,757
Service Class	1,160,060	3,987,421
Shares reinvested:
Standard Class	—	5,713,995
Service Class	—	4,283,938
	3,071,343	16,232,111
Shares redeemed:
Standard Class	(2,145,007)	(5,354,737)
Service Class	(2,529,552)	(4,657,893)
	(4,674,559)	(10,012,630)
Net increase (decrease)	(1,603,216)	6,219,481
LVIP SSGA Funds–40

LVIP SSGA Funds
Notes to Financial Statements (continued)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $100,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Funds, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Funds had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, each Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs. LVIP SSGA Developed International 150 Fund and the LVIP SSGA EmergingMarkets 100 Fund used derivatives to facilitate or expedite the settlement of portfolio transactions.
Fair values of derivative instruments as of June 30, 2022 were as follows:
LVIP SSGA Developed International 150 Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(250,197)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(2,464,898)	$(719,903)
LVIP SSGA Funds–41

LVIP SSGA Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
LVIP SSGA Emerging Markets 100 Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(80,160)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,271,737)	$(53,204)
LVIP SSGA Large Cap 100 Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$49,287	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,540,651)	$(22,947)
LVIP SSGA Small-Mid Cap 200 Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(124,233)
LVIP SSGA Funds–42

LVIP SSGA Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(981,824)	$(252,534)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2022.
Long Derivative Volume
Futures Contracts (Average Notional Value)
LVIP SSGA Developed International 150 Fund	$16,865,605
LVIP SSGA Emerging Markets 100 Fund	8,140,528
LVIP SSGA Large Cap 100 Fund	7,256,218
LVIP SSGA Small-Mid Cap 200 Fund	3,973,297
In order to better define its contractual rights and to secure rights to help the Funds mitigate its counterparty risk, the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Net Assets.
At June 30, 2022, the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund had no open derivatives that are subject to offsetting provisions.
7. Risk Factors
Some countries in which the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.
LVIP SSGA Funds–43

LVIP SSGA Funds
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments in which the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund invest to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statues to terrorism, governmental collapse, regional conflicts and war. Investing in Foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The LVIP SSGA Emerging Markets 100 Fund currently invests a significant portion of its assets in companies located in China, and therefore the Fund has more exposure to the risks specific to China. China is a developing market and may be subject to considerable degrees of economic, political and social instability. In the past couple of decades, the Chinese government has reformed economic and market practices and expanded the sphere of private ownership in China. Nevertheless, in general the Chinese markets continue to experience inefficiency, volatility and pricing anomalies that result from government influence, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with neighboring countries could also disrupt economic developments in China. Reduction in spending on Chinese products and services, institutions of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may adversely impact the Chinese economy. In addition, from time to time, China has experienced outbreaks of infectious illnesses, diseases or public health emergencies, and could again in the future. Any of these events could reduce consumer demand and/or economic output, result in closure of markets, impose restrictions on travel or quarantines, and could generally significantly impact the Chinese economy, which would adversely affect the Fund's investments in securities of issuers located in China.
The LVIP SSGA Small-Mid Cap 200 Fund may invest a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Funds may invest in REITs and are subject to the risks associated with that industry. If the Funds acquire a direct interest in real estate as a result of defaults or receive rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Funds had no direct real estate holdings during the six months ended June 30, 2022. The Funds' REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Funds may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds' Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Funds' limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP SSGA Funds–44

LVIP SSGA Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Funds–45

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$854.10	0.36%	$1.65
Service Class Shares	1,000.00	853.10	0.61%	2.80
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.00	0.36%	$1.81
Service Class Shares	1,000.00	1,021.80	0.61%	3.06

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	35.95%
Investment Companies	35.95%
Equity Funds	16.08%
Fixed Income Fund	5.37%
International Equity Funds	14.50%
Unaffiliated Investments	62.87%
Investment Companies	62.87%
Equity Funds	18.53%
Fixed Income Funds	29.42%
International Equity Funds	9.32%
Money Market Fund	5.60%
Total Investments	98.82%
Receivables and Other Assets Net of Liabilities	1.18%
Total Net Assets	100.00%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–35.95%
INVESTMENT COMPANIES–35.95%
Equity Funds–16.08%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	6,340,115	$ 80,012,249
LVIP SSGA S&P 500 Index Fund	138,366	3,328,118
LVIP SSGA Small-Cap Index Fund	441,043	13,358,300
LVIP SSGA Small-Mid Cap 200 Fund	1,207,412	13,397,447
		110,096,114
Fixed Income Fund–5.37%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	3,552,763	36,724,912
		36,724,912
International Equity Funds–14.50%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	8,018,632	59,249,673
LVIP SSGA Emerging Markets 100 Fund	1,719,150	13,399,055
LVIP SSGA International Index Fund	2,939,922	26,632,753
		99,281,481
Total Affiliated Investments (Cost $223,752,535)		246,102,507

UNAFFILIATED INVESTMENTS–62.87%
INVESTMENT COMPANIES–62.87%
Equity Funds–18.53%
SPDR® Portfolio S&P 600 Small Cap ETF	1,311,611	47,191,764
SPDR® S&P 500 ETF Trust	176,500	66,584,625
SPDR® Gold Shares	77,511	13,057,503
		126,833,892
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds–29.42%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	708,264	$ 12,777,082
SPDR® Portfolio Aggregate Bond ETF	1,889,022	49,775,730
SPDR® Portfolio Intermediate Term Treasury ETF	1,134,866	33,444,501
SPDR® Portfolio Long Term Treasury ETF	1,204,642	39,837,511
SPDR® Portfolio TIPS ETF	1,903,858	52,394,172
SPDR® FTSE International Government Inflation-Protected Bond ETF	291,280	13,177,507
		201,406,503
International Equity Funds–9.32%
SPDR® Portfolio Developed World ex-US ETF	1,747,289	50,391,815
SPDR® Portfolio Emerging Markets ETF	385,647	13,408,946
		63,800,761
Money Market Fund–5.60%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	38,321,156	38,321,156
		38,321,156
Total Unaffiliated Investments (Cost $418,046,068)		430,362,312

TOTAL INVESTMENTS–98.82% (Cost $641,798,603)	676,464,819
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.18%	8,044,301
NET ASSETS APPLICABLE TO 64,241,318 SHARES OUTSTANDING–100.00%	$684,509,120

✧✧ Standard Class shares.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–3

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(83)	British Pound	$ (6,328,231)	$ (6,287,845)	9/19/22	$ —	$ (40,386)
(80)	Euro	(10,538,000)	(10,514,996)	9/19/22	—	(23,004)
(82)	Japanese Yen	(7,600,887)	(7,693,854)	9/19/22	92,967	—
					92,967	(63,390)
Equity Contracts:
(227)	E-mini MSCI Emerging Markets Index	(11,380,645)	(11,380,367)	9/16/22	—	(278)
(158)	E-mini Russell 2000 Index	(13,493,200)	(13,502,243)	9/16/22	9,043	—
(241)	E-mini S&P 500 Index	(45,663,475)	(45,157,823)	9/16/22	—	(505,652)
(287)	Euro STOXX 50 Index	(10,349,208)	(10,430,768)	9/16/22	81,560	—
(72)	FTSE 100 Index	(6,241,245)	(6,263,705)	9/16/22	22,460	—
(39)	Nikkei 225 Index (OSE)	(7,582,695)	(7,528,610)	9/8/22	—	(54,085)
					113,063	(560,015)
Total Futures Contracts					$206,030	$(623,405)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–4

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
ASSETS:
Unaffiliated investments, at value	$430,362,312
Affiliated investments, at value	246,102,507
Cash collateral held at broker for futures contracts	6,551,415
Variation margin due from broker on futures contracts	1,618,143
Dividends and interest receivable	294,623
Receivable for fund shares sold	48,914
Prepaid expenses	3,314
TOTAL ASSETS	684,981,228
LIABILITIES:
Due to manager and affiliates	328,749
Payable for fund shares redeemed	102,972
Other accrued expenses payable	40,387
TOTAL LIABILITIES	472,108
TOTAL NET ASSETS	$684,509,120
Unaffiliated investments, at cost	$418,046,068
Affiliated investments, at cost	223,752,535
Standard Class:
Net Assets	$ 44,516,636
Shares Outstanding	4,172,748
Net Asset Value Per Share	$ 10.668
Service Class:
Net Assets	$639,992,484
Shares Outstanding	60,068,570
Net Asset Value Per Share	$ 10.654
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$715,230,638
Distributable earnings/(accumulated loss)	(30,721,518)
TOTAL NET ASSETS	$684,509,120
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–5

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 5,700,700
EXPENSES:
Management fees	1,524,902
Distribution fees-Service Class	890,847
Shareholder servicing fees	110,555
Accounting and administration expenses	62,707
Professional fees	21,236
Trustees’ fees and expenses	12,066
Reports and statements to shareholders	9,855
Custodian fees	3,784
Consulting fees	1,719
Pricing fees	465
Other	11,042
2,649,178
Less:
Management fees waived	(381,225)
Total operating expenses	2,267,953
NET INVESTMENT INCOME	3,432,747
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of affiliated investments	(2,196,990)
Sale of unaffiliated investments	(15,242,314)
Futures contracts	(4,523,562)
Net realized loss	(21,962,866)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(34,469,289)
Unaffiliated investments	(67,147,905)
Foreign currencies	168
Futures contracts	(637,557)
Net change in unrealized appreciation (depreciation)	(102,254,583)
NET REALIZED AND UNREALIZED LOSS	(124,217,449)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(120,784,702)
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,432,747	$ 22,191,423
Net realized gain (loss)	(21,962,866)	54,096,050
Net change in unrealized appreciation (depreciation)	(102,254,583)	23,504,549
Net increase (decrease) in net assets resulting from operations	(120,784,702)	99,792,022
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(6,124,272)
Service Class	—	(87,317,420)
	—	(93,441,692)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,809,362	6,566,143
Service Class	8,871,364	15,860,873
Reinvestment of dividends and distributions:
Standard Class	—	6,124,272
Service Class	—	87,317,420
	11,680,726	115,868,708
Cost of shares redeemed:
Standard Class	(5,552,885)	(6,257,930)
Service Class	(51,187,794)	(109,086,527)
	(56,740,679)	(115,344,457)
Increase (decrease) in net assets derived from capital share transactions	(45,059,953)	524,251
NET INCREASE (DECREASE) IN NET ASSETS	(165,844,655)	6,874,581
NET ASSETS:
Beginning of period	850,353,775	843,479,194
End of period	$ 684,509,120	$ 850,353,775
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–6

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 12.490	$ 12.446	$ 12.268	$ 11.026	$ 12.394	$ 11.227
Income (loss) from investment operations:
Net investment income[3]	0.066	0.375	0.198	0.274	0.251	0.268
Net realized and unrealized gain (loss)	(1.888)	1.185	0.615	1.455	(1.265)	1.396
Total from investment operations	(1.822)	1.560	0.813	1.729	(1.014)	1.664
Less dividends and distributions from:
Net investment income	—	(0.678)	(0.220)	(0.310)	(0.354)	(0.497)
Net realized gain	—	(0.838)	(0.415)	(0.177)	—	—
Total dividends and distributions	—	(1.516)	(0.635)	(0.487)	(0.354)	(0.497)
Net asset value, end of period	$ 10.668	$ 12.490	$ 12.446	$ 12.268	$ 11.026	$ 12.394
Total return[4]	(14.59%)	12.58%	7.02%	15.75%	(8.18%)	14.82%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 44,517	$ 55,090	$48,644	$ 48,147	$ 44,683	$ 50,670
Ratio of expenses to average net assets[5]	0.36%	0.36%	0.36%	0.36%	0.35%	0.34%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.46%	0.46%	0.46%	0.46%	0.45%	0.44%
Ratio of net investment income to average net assets	1.14% [6]	2.81%	1.71%	2.30%	2.05%	2.22%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.04% [6]	2.71%	1.61%	2.20%	1.95%	2.12%
Portfolio turnover	61%	91%	81%	65%	34%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–7

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 12.489	$ 12.446	$ 12.270	$ 11.028	$ 12.392	$ 11.227
Income (loss) from investment operations:
Net investment income[3]	0.051	0.341	0.169	0.244	0.220	0.237
Net realized and unrealized gain (loss)	(1.886)	1.184	0.612	1.454	(1.262)	1.395
Total from investment operations	(1.835)	1.525	0.781	1.698	(1.042)	1.632
Less dividends and distributions from:
Net investment income	—	(0.644)	(0.190)	(0.279)	(0.322)	(0.467)
Net realized gain	—	(0.838)	(0.415)	(0.177)	—	—
Total dividends and distributions	—	(1.482)	(0.605)	(0.456)	(0.322)	(0.467)
Net asset value, end of period	$ 10.654	$ 12.489	$ 12.446	$ 12.270	$ 11.028	$ 12.392
Total return[4]	(14.69%)	12.29%	6.75%	15.47%	(8.40%)	14.53%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 639,992	$795,264	$794,835	$837,080	$809,893	$960,694
Ratio of expenses to average net assets[5]	0.61%	0.61%	0.61%	0.61%	0.60%	0.59%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.71%	0.71%	0.71%	0.71%	0.70%	0.69%
Ratio of net investment income to average net assets	0.89% [6]	2.56%	1.46%	2.05%	1.80%	1.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.79% [6]	2.46%	1.36%	1.95%	1.70%	1.87%
Portfolio turnover	61%	91%	81%	65%	34%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–8

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital. Current income is not a consideration.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
 Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–9

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2022.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
 The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. The Sub-Adviser is also responsible for the day-to-day management of the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$26,188
Legal	4,675
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,265 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–10

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$173,427
Distribution fees payable to LFD	135,071
Printing and mailing fees payable to Lincoln Life	3,486
Shareholder servicing fees payable to Lincoln Life	16,765
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-35.95%@
Equity Funds-16.08%@
✧✧LVIP SSGA Large Cap 100 Fund	$ 99,260,523	$ 4,820,000	$11,212,293	$ (65,730)	$(12,790,251)	$ 80,012,249	6,340,115	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	4,133,255	460,000	460,000	150,652	(955,789)	3,328,118	138,366	—	—
✧✧LVIP SSGA Small-Cap Index Fund	16,552,047	2,770,000	2,060,000	(242,689)	(3,661,058)	13,358,300	441,043	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	16,654,335	1,370,000	2,150,000	(97,774)	(2,379,114)	13,397,447	1,207,412	—	—
Fixed Income Fund-5.37%@
✧✧LVIP SSGA Bond Index Fund	79,823,832	5,980,000	43,030,000	(1,893,186)	(4,155,734)	36,724,912	3,552,763	—	—
International Equity Funds-14.50%@
✧✧LVIP SSGA Developed International 150 Fund	73,208,026	5,208,128	12,380,000	312,468	(7,098,949)	59,249,673	8,018,632	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	12,155,504	8,130,000	4,740,000	(367,522)	(1,778,927)	13,399,055	1,719,150	—	—
✧✧LVIP SSGA International Index Fund	4,135,429	24,980,000	840,000	6,791	(1,649,467)	26,632,753	2,939,922	—	—
Total	$305,922,951	$ 53,718,128	$ 76,872,293	$ (2,196,990)	$ (34,469,289)	$246,102,507		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$435,450,857
Sales	474,751,753
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–11

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$641,798,603
Aggregate unrealized appreciation of investments and derivatives	$ 50,719,659
Aggregate unrealized depreciation of investments and derivatives	(16,470,817)
Net unrealized appreciation of investments and derivatives	$ 34,248,842
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$246,102,507	$—	$—	$246,102,507
Unaffiliated Investment Companies	430,362,312	—	—	430,362,312
Total Investments	$676,464,819	$—	$—	$676,464,819
Derivatives:
Assets:
Futures Contracts	$ 206,030	$—	$—	$ 206,030
Liabilities:
Futures Contracts	$ (623,405)	$—	$—	$ (623,405)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–12

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	238,481	490,397
Service Class	776,257	1,188,332
Shares reinvested:
Standard Class	—	480,354
Service Class	—	6,846,713
	1,014,738	9,005,796
Shares redeemed:
Standard Class	(476,630)	(468,239)
Service Class	(4,386,690)	(8,220,309)
	(4,863,320)	(8,688,548)
Net increase (decrease)	(3,848,582)	317,248
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $100,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–13

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$113,063	Variation margin due from broker on futures contracts	$(560,015)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	92,967	Variation margin due from broker on futures contracts	(63,390)
Total		$206,030		$(623,405)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(3,802,206)	$(642,728)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(721,356)	5,171
Total		$(4,523,562)	$(637,557)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$11,916,043	$20,241,854
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–14

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–15

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–16

LVIP SSGA International Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP SSGA International Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA International Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$807.50	0.37%	$1.66
Service Class Shares	1,000.00	806.60	0.62%	2.78
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.00	0.37%	$1.86
Service Class Shares	1,000.00	1,021.70	0.62%	3.11

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA International Index Fund–1

LVIP SSGA International Index Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Security Type/Country	Percentage of Net Assets
Common Stock	97.69%
Australia	7.61%
Austria	0.18%
Belgium	0.87%
Chile	0.04%
China	0.02%
Denmark	2.56%
Faeroe Islands	0.16%
Finland	1.19%
France	10.61%
Germany	7.08%
Greenland	0.18%
Hong Kong	3.25%
Ireland	0.63%
Isle Of Man	0.06%
Israel	0.72%
Italy	1.99%
Japan	21.79%
Luxembourg	0.08%
Malta	0.00%
Netherlands	4.30%
New Zealand	0.23%
Norway	0.78%
Portugal	0.22%
Singapore	1.25%
Spain	2.43%
Sweden	3.25%
Switzerland	10.91%
Thailand	0.17%
United Kingdom	15.03%
United States	0.10%
Preferred Stocks	0.41%
Money Market Fund	1.08%
Total Investments	99.18%
Receivables and Other Assets Net of Liabilities	0.82%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	1.30%
Air Freight & Logistics	0.54%
Airlines	0.13%
Auto Components	0.63%
Automobiles	3.06%
Sector	Percentage of Net Assets
Banks	8.69%
Beverages	2.15%
Biotechnology	0.99%
Building Products	1.05%
Capital Markets	2.74%
Chemicals	3.13%
Commercial Services & Supplies	0.34%
Communications Equipment	0.34%
Construction & Engineering	0.77%
Construction Materials	0.48%
Containers & Packaging	0.06%
Distributors	0.03%
Diversified Consumer Services	0.02%
Diversified Financial Services	0.74%
Diversified Telecommunication Services	2.06%
Electric Utilities	1.94%
Electrical Equipment	1.59%
Electronic Equipment, Instruments & Components	1.42%
Energy Equipment & Services	0.04%
Entertainment	0.93%
Equity Real Estate Investment Trusts	1.34%
Food & Staples Retailing	1.34%
Food Products	3.52%
Gas Utilities	0.39%
Health Care Equipment & Supplies	1.89%
Health Care Providers & Services	0.33%
Health Care Technology	0.09%
Hotels, Restaurants & Leisure	1.31%
Household Durables	1.23%
Household Products	0.72%
Independent Power and Renewable Electricity Producers	0.26%
Industrial Conglomerates	1.46%
Insurance	5.16%
Interactive Media & Services	0.24%
Internet & Direct Marketing Retail	0.52%
IT Services	1.46%
Leisure Products	0.23%
Life Sciences Tools & Services	0.52%
Machinery	2.77%
Marine	0.43%
Media	0.43%
Metals & Mining	3.36%
Multiline Retail	0.35%
Multi-Utilities	0.72%
Oil, Gas & Consumable Fuels	4.61%
Paper & Forest Products	0.36%
Personal Products	1.81%
Pharmaceuticals	9.76%
LVIP SSGA International Index Fund–2

LVIP SSGA International Index Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)
Sector	Percentage of Net Assets
Professional Services	1.53%
Real Estate Management & Development	1.49%
Road & Rail	0.68%
Semiconductors & Semiconductor Equipment	2.61%
Software	1.35%
Specialty Retail	0.64%
Technology Hardware, Storage & Peripherals	0.45%
Textiles, Apparel & Luxury Goods	2.99%
Tobacco	1.09%
Trading Companies & Distributors	1.61%
Transportation Infrastructure	0.49%
Water Utilities	0.12%
Wireless Telecommunication Services	1.27%
Total	98.10%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Nestle SA	2.36%
Roche Holding AG	1.76%
AstraZeneca PLC	1.47%
Shell PLC	1.42%
ASML Holding NV	1.38%
Novo Nordisk AS Class B	1.34%
Novartis AG	1.33%
LVMH Moet Hennessy Louis Vuitton SE	1.22%
Toyota Motor Corp.	1.17%
BHP Group Ltd.	1.04%
Total	14.49%

IT–Information Technology

LVIP SSGA International Index Fund–3

LVIP SSGA International Index Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.69%
Australia–7.61%
Ampol Ltd.	36,977	$ 872,748
APA Group	191,517	1,491,490
Aristocrat Leisure Ltd.	99,767	2,373,060
ASX Ltd.	31,382	1,773,855
Aurizon Holdings Ltd.	325,129	855,099
Australia & New Zealand Banking Group Ltd.	482,730	7,352,320
BHP Group Ltd.	873,025	24,997,855
BlueScope Steel Ltd.	86,097	948,673
Brambles Ltd.	246,829	1,825,126
Cochlear Ltd.	11,375	1,561,704
Coles Group Ltd.	223,153	2,746,199
Commonwealth Bank of Australia	293,955	18,365,285
Computershare Ltd.	88,428	1,507,977
CSL Ltd.	82,344	15,289,213
Dexus	199,042	1,224,001
Domino's Pizza Enterprises Ltd.	10,644	500,330
Endeavour Group Ltd.	226,771	1,186,350
Evolution Mining Ltd.	282,375	461,387
Fortescue Metals Group Ltd.	299,496	3,601,365
Goodman Group	292,197	3,607,970
GPT Group	337,644	986,827
IDP Education Ltd.	36,389	595,874
Insurance Australia Group Ltd.	392,398	1,183,297
James Hardie Industries PLC	80,323	1,758,499
Lendlease Corp. Ltd.	120,231	757,328
†Lottery Corp. Ltd.	405,855	1,266,240
Macquarie Group Ltd.	62,753	7,144,800
Medibank Pvt Ltd.	443,136	996,691
†Mineral Resources Ltd.	29,663	995,569
Mirvac Group	701,067	958,283
National Australia Bank Ltd.	556,790	10,558,320
Newcrest Mining Ltd.	153,284	2,183,718
Northern Star Resources Ltd.	192,517	903,041
Orica Ltd.	61,739	675,467
Origin Energy Ltd.	307,372	1,220,130
†Qantas Airways Ltd.	154,254	477,391
QBE Insurance Group Ltd.	244,201	2,051,991
Ramsay Health Care Ltd.	32,540	1,648,170
REA Group Ltd.	8,586	663,016
Reece Ltd.	51,086	485,257
Rio Tinto Ltd.	65,722	4,688,531
Santos Ltd.	535,633	2,715,755
Scentre Group	907,792	1,629,985
SEEK Ltd.	56,009	812,461
Sonic Healthcare Ltd.	74,143	1,689,962
South32 Ltd.	774,519	2,087,290
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Stockland	429,346	$ 1,071,984
Suncorp Group Ltd.	218,699	1,667,743
Telstra Corp. Ltd.	675,976	1,797,944
Transurban Group	536,167	5,334,487
Treasury Wine Estates Ltd.	138,038	1,082,522
Vicinity Centres	683,296	868,033
Washington H Soul Pattinson & Co. Ltd.	37,743	614,674
Wesfarmers Ltd.	196,062	5,670,895
Westpac Banking Corp.	602,821	8,131,399
WiseTech Global Ltd.	22,498	589,948
Woodside Energy Group Ltd.	327,267	7,192,842
Woolworths Group Ltd.	211,518	5,195,377
		182,893,748
Austria–0.18%
Erste Group Bank AG	59,937	1,523,075
OMV AG	23,478	1,104,187
Verbund AG	10,993	1,080,593
voestalpine AG	24,055	514,109
		4,221,964
Belgium–0.87%
Ageas SA	29,921	1,319,294
Anheuser-Busch InBev SA	151,584	8,163,092
D'ieteren Group	4,285	629,662
Elia Group SA	5,762	818,322
Groupe Bruxelles Lambert SA	19,104	1,601,477
KBC Group NV	42,478	2,389,854
Proximus SADP	32,419	478,499
Sofina SA	2,794	572,718
Solvay SA	12,937	1,053,927
UCB SA	23,050	1,953,240
Umicore SA	33,743	1,182,827
Warehouses De Pauw CVA	25,611	808,133
		20,971,045
Chile–0.04%
Antofagasta PLC	66,473	938,662
		938,662
China–0.02%
†Futu Holdings Ltd. ADR	8,800	459,448
		459,448
Denmark–2.56%
AP Moller - Maersk AS Class A	522	1,211,539
AP Moller - Maersk AS Class B	920	2,159,790
Carlsberg AS Class B	17,602	2,249,584
Chr Hansen Holding AS	18,361	1,340,311
LVIP SSGA International Index Fund–4

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Coloplast AS Class B	21,378	$ 2,442,642
†Danske Bank AS	124,239	1,768,257
†Demant AS	16,353	614,733
DSV AS	33,058	4,648,527
†Genmab AS	11,153	3,618,533
GN Store Nord AS	23,990	846,299
Novo Nordisk AS Class B	290,489	32,215,900
Novozymes AS Class B	36,242	2,181,150
Orsted AS	31,751	3,344,138
Pandora AS	17,850	1,134,054
ROCKWOOL AS Class B	1,524	346,000
Tryg AS	63,276	1,425,602
		61,547,059
Faeroe Islands–0.16%
Vestas Wind Systems AS	177,472	3,773,409
		3,773,409
Finland–1.19%
Elisa Oyj	23,864	1,343,478
Fortum Oyj	77,853	1,176,737
Kesko Oyj Class B	43,495	1,029,344
Kone Oyj Class B	59,982	2,866,850
Neste Oyj	74,719	3,323,574
Nokia Oyj	912,841	4,231,062
Nordea Bank Abp	569,542	5,031,139
Orion Oyj Class B	15,299	684,700
Sampo Oyj Class A	87,647	3,830,272
Stora Enso Oyj Class R	98,947	1,567,826
UPM-Kymmene Oyj	95,550	2,929,878
Wartsila OYJ Abp	70,882	555,627
		28,570,487
France–10.61%
†Accor SA	26,364	719,251
†Aeroports de Paris	4,365	556,451
Air Liquide SA	89,609	12,061,620
Airbus SE	102,148	9,991,081
Alstom SA	55,776	1,273,618
Amundi SA	9,532	524,804
Arkema SA	9,941	889,247
AXA SA	333,555	7,618,907
BioMerieux	6,841	670,790
BNP Paribas SA	191,274	9,149,010
Bollore SE	126,487	589,650
Bouygues SA	37,418	1,154,850
Bureau Veritas SA	50,111	1,289,258
Capgemini SE	27,456	4,735,063
Carrefour SA	105,995	1,881,548
Cie de Saint-Gobain	88,203	3,811,184
Cie Generale des Etablissements Michelin SCA	114,808	3,135,516
Covivio	7,928	442,919
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Credit Agricole SA	204,534	$ 1,885,591
Danone SA	111,625	6,251,244
Dassault Aviation SA	3,721	581,081
Dassault Systemes SE	116,710	4,323,039
Edenred	41,562	1,968,817
Eiffage SA	14,950	1,352,377
Electricite de France SA	99,927	820,785
Engie SA	310,063	3,590,208
EssilorLuxottica SA	51,075	7,743,612
Eurazeo SE	5,520	342,925
Gecina SA	8,101	760,278
Getlink SE	77,105	1,367,482
Hermes International	5,392	6,068,304
Ipsen SA	6,584	623,393
Kering SA	13,106	6,791,881
†Klepierre SA	30,955	599,040
La Francaise des Jeux SAEM	16,783	582,777
Legrand SA	47,001	3,489,754
L'Oreal SA	41,484	14,403,466
LVMH Moet Hennessy Louis Vuitton SE	47,884	29,347,031
Orange SA	338,803	3,992,310
Pernod Ricard SA	36,133	6,680,079
Publicis Groupe SA	38,100	1,873,778
Remy Cointreau SA	3,589	629,732
†Renault SA	36,247	915,088
Safran SA	58,337	5,808,351
Sanofi	195,873	19,753,013
Sartorius Stedim Biotech	4,548	1,434,974
Schneider Electric SE	93,827	11,180,001
SEB SA	4,862	469,213
Societe Generale SA	141,319	3,124,520
Sodexo SA	16,053	1,135,498
Teleperformance	9,971	3,078,886
Thales SA	18,645	2,289,177
TotalEnergies SE	426,880	22,469,669
†Ubisoft Entertainment SA	17,718	781,423
†Unibail-Rodamco-Westfield	160,422	1,034,745
Valeo SA	41,370	806,134
Veolia Environnement SA	111,375	2,730,168
Vinci SA	92,652	8,316,575
Vivendi SE	125,055	1,276,172
Wendel SE	3,842	322,009
†Worldline SA	40,574	1,513,385
		255,002,752
Germany–7.08%
adidas AG	29,768	5,287,717
Allianz SE	70,215	13,460,929
Aroundtown SA	172,110	550,476
BASF SE	159,808	6,991,958
Bayer AG	170,591	10,187,073

LVIP SSGA International Index Fund–5

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Bayerische Motoren Werke AG	56,310	$ 4,365,184
Bechtle AG	15,486	636,081
Beiersdorf AG	16,662	1,709,808
Brenntag SE	27,379	1,792,727
Carl Zeiss Meditec AG	6,394	768,747
†Commerzbank AG	167,606	1,189,187
Continental AG	17,942	1,259,327
Covestro AG	33,739	1,172,386
†Daimler Truck Holding AG	77,932	2,052,408
†Delivery Hero SE	27,597	1,041,120
Deutsche Bank AG	363,210	3,191,780
Deutsche Boerse AG	32,294	5,423,024
†Deutsche Lufthansa AG	101,280	596,565
Deutsche Post AG	169,437	6,397,286
Deutsche Telekom AG	556,370	11,065,779
E.ON SE	380,969	3,208,931
Evonik Industries AG	32,539	697,837
Fresenius Medical Care AG & Co. KGaA	34,145	1,710,702
Fresenius SE & Co. KGaA	71,225	2,166,074
GEA Group AG	25,921	898,629
Hannover Rueck SE	10,828	1,579,315
HeidelbergCement AG	26,152	1,262,652
†HelloFresh SE	29,027	946,997
Henkel AG & Co. KGaA	16,794	1,031,828
Infineon Technologies AG	227,643	5,537,531
KION Group AG	12,297	514,779
Knorr-Bremse AG	11,455	656,084
LEG Immobilien SE	12,399	1,031,864
Mercedes-Benz Group AG	138,153	8,023,694
Merck KGaA	21,881	3,711,483
MTU Aero Engines AG	9,472	1,735,190
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	24,137	5,709,543
Nemetschek SE	8,714	530,131
Puma SE	17,680	1,173,006
Rational AG	968	564,334
Rheinmetall AG	7,500	1,730,736
RWE AG	109,388	4,045,829
SAP SE	179,710	16,380,639
Scout24 SE	14,593	751,763
Siemens AG	131,564	13,524,318
Siemens Healthineers AG	48,722	2,484,157
Symrise AG	23,587	2,572,521
Telefonica Deutschland Holding AG	190,187	548,444
Uniper SE	16,078	240,272
United Internet AG	14,334	410,871
Volkswagen AG	5,406	988,675
Vonovia SE	120,343	3,723,467
†Zalando SE	38,884	1,024,307
		170,256,165
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Greenland–0.18%
Ferguson PLC	38,587	$ 4,322,612
		4,322,612
Hong Kong–3.25%
AIA Group Ltd.	2,083,200	22,762,219
BOC Hong Kong Holdings Ltd.	668,000	2,652,610
Budweiser Brewing Co. APAC Ltd.	260,900	782,882
Chow Tai Fook Jewellery Group Ltd.	351,400	663,756
CK Asset Holdings Ltd.	351,800	2,499,649
CK Hutchison Holdings Ltd.	474,660	3,220,091
CK Infrastructure Holdings Ltd.	115,500	709,509
CLP Holdings Ltd.	285,500	2,372,585
†ESR Group Ltd.	318,200	862,847
Galaxy Entertainment Group Ltd.	378,000	2,264,436
Hang Lung Properties Ltd.	314,000	597,486
Hang Seng Bank Ltd.	132,600	2,349,791
Henderson Land Development Co. Ltd.	236,149	887,536
HK Electric Investments & HK Electric Investments Ltd.	564,808	518,252
HKT Trust & HKT Ltd.	581,592	781,103
Hong Kong & China Gas Co. Ltd.	1,951,358	2,105,935
Hong Kong Exchanges & Clearing Ltd.	209,908	10,381,260
Hongkong Land Holdings Ltd.	179,600	901,975
Jardine Matheson Holdings Ltd.	35,400	1,860,055
Link REIT	350,422	2,863,425
MTR Corp. Ltd.	283,296	1,485,246
New World Development Co. Ltd.	280,869	1,011,727
Power Assets Holdings Ltd.	254,000	1,600,177
†Sands China Ltd.	423,468	1,018,737
Sino Land Co. Ltd.	516,164	762,207
SITC International Holdings Co. Ltd.	235,000	668,382
Sun Hung Kai Properties Ltd.	249,505	2,954,153
Swire Pacific Ltd. Class A	68,500	409,100
Swire Properties Ltd.	160,961	400,734
Techtronic Industries Co. Ltd.	242,000	2,526,999
WH Group Ltd.	1,359,340	1,052,109
Wharf Real Estate Investment Co. Ltd.	268,000	1,279,760

LVIP SSGA International Index Fund–6

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Xinyi Glass Holdings Ltd.	344,000	$ 829,991
		78,036,724
Ireland–0.63%
†AerCap Holdings NV	23,500	962,090
CRH PLC	134,845	4,653,338
DCC PLC	17,612	1,095,757
†Flutter Entertainment PLC	28,751	2,914,713
Kerry Group PLC Class A	26,829	2,565,710
Kingspan Group PLC	27,130	1,631,357
Smurfit Kappa Group PLC	42,954	1,448,497
		15,271,462
Isle Of Man–0.06%
†Entain PLC	102,403	1,558,334
		1,558,334
Israel–0.72%
Azrieli Group Ltd.	7,408	521,538
Bank Hapoalim BM	203,905	1,712,236
Bank Leumi Le-Israel BM	255,329	2,284,179
†Check Point Software Technologies Ltd.	17,664	2,151,122
†CyberArk Software Ltd.	6,400	818,944
Elbit Systems Ltd.	4,111	944,201
ICL Group Ltd.	123,792	1,130,830
Israel Discount Bank Ltd. Class A	186,199	975,016
†Kornit Digital Ltd.	8,100	256,770
†Mizrahi Tefahot Bank Ltd.	24,502	815,685
†Nice Ltd.	10,973	2,117,448
†Teva Pharmaceutical Industries Ltd.	139,930	1,059,256
†Teva Pharmaceutical Industries Ltd. ADR	55,369	416,375
†Tower Semiconductor Ltd.	18,781	876,020
†Wix.com Ltd.	9,300	609,615
ZIM Integrated Shipping Services Ltd.	14,400	680,112
		17,369,347
Italy–1.99%
Amplifon SpA	23,545	723,881
Assicurazioni Generali SpA	197,122	3,148,583
Atlantia SpA	81,576	1,914,953
CNH Industrial NV	175,990	2,035,386
Davide Campari-Milano NV	100,699	1,062,343
DiaSorin SpA	4,246	558,393
Enel SpA	1,416,344	7,767,542
Eni SpA	429,914	5,099,063
Ferrari NV	22,205	4,086,555
FinecoBank Banca Fineco SpA	108,256	1,298,700
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Infrastrutture Wireless Italiane SpA	52,629	$ 535,042
Intesa Sanpaolo SpA	2,851,960	5,337,355
Mediobanca Banca di Credito Finanziario SpA	101,836	883,186
Moncler SpA	35,950	1,548,942
†Nexi SpA	83,097	690,074
Poste Italiane SpA	82,911	775,755
Prysmian SpA	42,244	1,160,565
Recordati Industria Chimica e Farmaceutica SpA	16,947	739,046
Snam SpA	328,693	1,724,444
†Telecom Italia SpA	1,751,080	459,146
Tenaris SA	82,986	1,065,883
Terna - Rete Elettrica Nazionale	227,592	1,789,381
UniCredit SpA	371,533	3,550,496
		47,954,714
Japan–21.79%
Advantest Corp.	34,100	1,833,786
Aeon Co. Ltd.	115,200	2,001,038
AGC, Inc.	34,200	1,201,708
Aisin Corp.	24,700	764,488
Ajinomoto Co., Inc.	81,500	1,987,427
†ANA Holdings, Inc.	24,500	452,556
Asahi Group Holdings Ltd.	79,500	2,614,387
Asahi Intecc Co. Ltd.	33,700	510,248
Asahi Kasei Corp.	226,400	1,722,308
Astellas Pharma, Inc.	329,200	5,136,078
Azbil Corp.	23,300	614,293
Bandai Namco Holdings, Inc.	33,100	2,336,627
Bridgestone Corp.	100,300	3,656,875
Brother Industries Ltd.	36,000	633,398
Canon, Inc.	175,500	3,977,072
Capcom Co. Ltd.	33,200	807,621
Central Japan Railway Co.	24,200	2,781,374
Chiba Bank Ltd.	80,000	437,896
Chubu Electric Power Co., Inc.	115,900	1,167,044
Chugai Pharmaceutical Co. Ltd.	118,800	3,038,961
Concordia Financial Group Ltd.	161,400	560,406
CyberAgent, Inc.	69,600	697,290
Dai Nippon Printing Co. Ltd.	38,900	836,758
Daifuku Co. Ltd.	18,900	1,081,651
Dai-ichi Life Holdings, Inc.	175,200	3,240,390
Daiichi Sankyo Co. Ltd.	301,700	7,672,980
Daikin Industries Ltd.	43,200	6,936,150

LVIP SSGA International Index Fund–7

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Daito Trust Construction Co. Ltd.	11,300	$ 977,519
Daiwa House Industry Co. Ltd.	98,800	2,310,636
Daiwa House REIT Investment Corp.	398	904,615
Daiwa Securities Group, Inc.	260,800	1,167,766
Denso Corp.	74,000	3,905,901
Dentsu Group, Inc.	37,800	1,139,587
Disco Corp.	4,900	1,166,013
East Japan Railway Co.	50,400	2,577,917
Eisai Co. Ltd.	41,600	1,758,852
ENEOS Holdings, Inc.	551,960	2,076,911
FANUC Corp.	33,200	5,203,743
Fast Retailing Co. Ltd.	10,100	5,305,297
Fuji Electric Co. Ltd.	19,300	797,936
FUJIFILM Holdings Corp.	62,900	3,379,706
Fujitsu Ltd.	34,700	4,341,937
†GLP J-Reit	744	911,741
GMO Payment Gateway, Inc.	7,700	548,479
Hakuhodo DY Holdings, Inc.	33,300	305,891
Hamamatsu Photonics KK	25,300	985,627
Hankyu Hanshin Holdings, Inc.	42,100	1,149,888
Hikari Tsushin, Inc.	3,200	328,966
Hirose Electric Co. Ltd.	5,387	715,292
Hitachi Construction Machinery Co. Ltd.	22,900	508,671
Hitachi Ltd.	167,100	7,948,951
†Hitachi Metals Ltd.	37,400	566,167
Honda Motor Co. Ltd.	281,800	6,794,502
Hoshizaki Corp.	17,000	506,700
Hoya Corp.	65,000	5,562,889
Hulic Co. Ltd.	64,600	501,054
Ibiden Co. Ltd.	20,000	566,613
Idemitsu Kosan Co. Ltd.	31,383	749,698
Iida Group Holdings Co. Ltd.	31,400	482,064
Inpex Corp.	171,600	1,839,599
Isuzu Motors Ltd.	101,600	1,123,836
Ito En Ltd.	7,200	323,804
ITOCHU Corp.	208,900	5,635,697
Itochu Techno-Solutions Corp.	20,500	504,037
†Japan Airlines Co. Ltd.	24,500	420,949
Japan Exchange Group, Inc.	84,900	1,230,594
Japan Metropolitan Fund Invest	1,228	956,827
Japan Post Bank Co. Ltd.	57,300	446,107
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Japan Post Holdings Co. Ltd.	426,900	$ 3,054,435
Japan Post Insurance Co. Ltd.	33,100	529,756
Japan Real Estate Investment Corp.	196	902,508
Japan Tobacco, Inc.	206,900	3,585,324
JFE Holdings, Inc.	80,600	847,928
JSR Corp.	31,900	828,959
Kajima Corp.	73,600	843,942
Kakaku.com, Inc.	21,500	357,095
Kansai Electric Power Co., Inc.	122,200	1,209,605
Kao Corp.	80,700	3,272,342
KDDI Corp.	279,200	8,804,393
Keio Corp.	18,000	645,726
Keisei Electric Railway Co. Ltd.	20,800	574,330
Keyence Corp.	33,376	11,445,905
Kikkoman Corp.	26,900	1,431,533
†Kintetsu Group Holdings Co. Ltd.	31,600	983,129
Kirin Holdings Co. Ltd.	140,000	2,211,585
Kobayashi Pharmaceutical Co. Ltd.	8,100	501,643
Kobe Bussan Co. Ltd.	24,000	589,945
Koei Tecmo Holdings Co. Ltd.	11,180	362,518
Koito Manufacturing Co. Ltd.	17,500	555,832
Komatsu Ltd.	159,200	3,544,932
Konami Holdings Corp.	17,500	969,526
Kose Corp.	5,400	492,134
Kubota Corp.	183,300	2,746,952
Kurita Water Industries Ltd.	14,100	510,397
Kyocera Corp.	53,700	2,870,607
Kyowa Kirin Co. Ltd.	51,800	1,169,485
Lasertec Corp.	13,500	1,607,899
Lixil Corp.	51,200	962,333
M3, Inc.	75,900	2,184,778
Makita Corp.	42,500	1,053,428
Marubeni Corp.	274,900	2,466,288
Mazda Motor Corp.	91,400	746,051
McDonald's Holdings Co. Japan Ltd.	14,200	517,246
MEIJI Holdings Co. Ltd.	20,768	1,020,494
MINEBEA MITSUMI, Inc.	61,800	1,053,275
MISUMI Group, Inc.	47,700	1,007,399
Mitsubishi Chemical Holdings Corp.	227,600	1,236,703
Mitsubishi Corp.	217,400	6,474,428
Mitsubishi Electric Corp.	322,300	3,464,452
Mitsubishi Estate Co. Ltd.	207,400	3,005,918

LVIP SSGA International Index Fund–8

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi HC Capital, Inc.	116,000	$ 535,384
Mitsubishi Heavy Industries Ltd.	54,500	1,904,868
Mitsubishi UFJ Financial Group, Inc.	2,058,200	11,011,469
Mitsui & Co. Ltd.	240,400	5,282,676
Mitsui Chemicals, Inc.	30,300	646,282
Mitsui Fudosan Co. Ltd.	160,700	3,452,615
Mitsui OSK Lines Ltd.	60,000	1,380,272
Mizuho Financial Group, Inc.	408,982	4,656,225
MonotaRO Co. Ltd.	43,600	650,237
MS&AD Insurance Group Holdings, Inc.	77,054	2,362,736
Murata Manufacturing Co. Ltd.	99,500	5,415,518
NEC Corp.	44,000	1,716,746
Nexon Co. Ltd.	87,800	1,802,952
NGK Insulators Ltd.	38,100	513,302
Nidec Corp.	77,600	4,808,628
Nihon M&A Center Holdings, Inc.	55,000	586,308
Nintendo Co. Ltd.	19,300	8,300,087
Nippon Building Fund, Inc.	239	1,192,781
NIPPON EXPRESS HOLDINGS, Inc.	12,000	653,678
Nippon Paint Holdings Co. Ltd.	134,000	1,002,613
†Nippon Prologis REIT, Inc.	349	859,575
Nippon Sanso Holdings Corp.	27,700	443,510
Nippon Shinyaku Co. Ltd.	9,600	585,988
Nippon Steel Corp.	139,122	1,947,027
Nippon Telegraph & Telephone Corp.	208,600	5,993,734
Nippon Yusen KK	28,400	1,947,244
Nissan Chemical Corp.	22,100	1,020,078
†Nissan Motor Co. Ltd.	410,600	1,608,160
Nisshin Seifun Group, Inc.	42,165	493,459
Nissin Foods Holdings Co. Ltd.	11,900	821,947
Nitori Holdings Co. Ltd.	13,600	1,294,214
Nitto Denko Corp.	24,800	1,604,028
Nomura Holdings, Inc.	501,100	1,820,548
Nomura Real Estate Holdings, Inc.	20,700	506,434
†Nomura Real Estate Master Fund, Inc.	729	910,595
Nomura Research Institute Ltd.	59,207	1,588,910
NTT Data Corp.	114,300	1,585,665
Obayashi Corp.	116,800	849,517
Obic Co. Ltd.	11,700	1,663,812
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Odakyu Electric Railway Co. Ltd.	53,100	$ 716,413
Oji Holdings Corp.	132,300	573,167
Olympus Corp.	212,500	4,306,351
Omron Corp.	32,400	1,649,053
Ono Pharmaceutical Co. Ltd.	60,200	1,546,494
Open House Group Co. Ltd.	14,300	569,221
Oracle Corp. Japan	5,900	343,587
Oriental Land Co. Ltd.	34,400	4,804,024
ORIX Corp.	205,800	3,449,174
Osaka Gas Co. Ltd.	61,500	1,178,661
Otsuka Corp.	19,600	583,313
Otsuka Holdings Co. Ltd.	66,400	2,370,261
Pan Pacific International Holdings Corp.	65,500	1,044,282
Panasonic Holdings Corp.	378,100	3,052,850
Persol Holdings Co. Ltd.	30,900	564,175
Rakuten Group, Inc.	161,700	731,144
Recruit Holdings Co. Ltd.	248,200	7,309,598
†Renesas Electronics Corp.	219,800	1,989,048
Resona Holdings, Inc.	350,500	1,311,049
Ricoh Co. Ltd.	98,800	771,346
Rohm Co. Ltd.	16,000	1,121,596
SBI Holdings, Inc.	39,170	765,367
SCSK Corp.	21,000	356,634
Secom Co. Ltd.	37,900	2,340,123
Seiko Epson Corp.	41,400	585,685
Sekisui Chemical Co. Ltd.	61,200	839,051
Sekisui House Ltd.	100,900	1,771,334
Seven & i Holdings Co. Ltd.	128,100	4,970,328
SG Holdings Co. Ltd.	49,600	838,732
Sharp Corp.	34,200	264,540
Shimadzu Corp.	38,900	1,232,955
Shimano, Inc.	12,700	2,139,401
Shimizu Corp.	90,100	497,746
Shin-Etsu Chemical Co. Ltd.	64,600	7,261,745
Shionogi & Co. Ltd.	47,000	2,398,806
Shiseido Co. Ltd.	70,700	2,849,718
Shizuoka Bank Ltd.	78,300	471,434
SMC Corp.	10,100	4,495,909
SoftBank Corp.	501,400	5,566,810
SoftBank Group Corp.	207,700	8,050,137
Sompo Holdings, Inc.	56,575	2,498,801
Sony Group Corp.	217,100	17,705,971
Square Enix Holdings Co. Ltd.	14,400	639,169
Subaru Corp.	106,100	1,876,744
SUMCO Corp.	58,300	758,185
Sumitomo Chemical Co. Ltd.	243,300	952,202
Sumitomo Corp.	196,600	2,672,470

LVIP SSGA International Index Fund–9

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Electric Industries Ltd.	131,700	$ 1,455,353
Sumitomo Metal Mining Co. Ltd.	43,400	1,345,586
Sumitomo Mitsui Financial Group, Inc.	225,600	6,705,981
Sumitomo Mitsui Trust Holdings, Inc.	58,946	1,821,783
Sumitomo Realty & Development Co. Ltd.	57,000	1,504,725
Suntory Beverage & Food Ltd.	20,700	781,693
Suzuki Motor Corp.	64,400	2,024,602
Sysmex Corp.	29,300	1,767,981
T&D Holdings, Inc.	98,800	1,182,690
Taisei Corp.	33,500	1,044,529
Takeda Pharmaceutical Co. Ltd.	258,775	7,268,557
TDK Corp.	68,100	2,105,534
Terumo Corp.	113,900	3,445,595
TIS, Inc.	33,300	876,147
Tobu Railway Co. Ltd.	32,800	748,715
Toho Co. Ltd.	17,600	637,562
Tokio Marine Holdings, Inc.	109,600	6,390,989
†Tokyo Electric Power Co. Holdings, Inc.	268,300	1,122,355
Tokyo Electron Ltd.	25,900	8,453,583
Tokyo Gas Co. Ltd.	63,400	1,313,905
Tokyu Corp.	90,300	1,065,853
TOPPAN, Inc.	39,300	655,678
Toray Industries, Inc.	235,500	1,325,591
Toshiba Corp.	69,300	2,815,679
Tosoh Corp.	41,800	519,939
TOTO Ltd.	24,000	794,673
Toyota Industries Corp.	26,900	1,667,995
Toyota Motor Corp.	1,829,200	28,223,283
Toyota Tsusho Corp.	36,900	1,203,044
Trend Micro, Inc.	22,400	1,095,839
Unicharm Corp.	70,800	2,375,851
USS Co. Ltd.	31,700	549,426
Welcia Holdings Co. Ltd.	20,200	406,109
West Japan Railway Co.	37,600	1,383,245
Yakult Honsha Co. Ltd.	20,100	1,159,356
Yamaha Corp.	24,200	997,643
Yamaha Motor Co. Ltd.	46,500	853,868
Yamato Holdings Co. Ltd.	55,600	889,776
Yaskawa Electric Corp.	44,600	1,440,498
Yokogawa Electric Corp.	34,900	577,358
Z Holdings Corp.	462,500	1,344,984
ZOZO, Inc.	18,100	327,478
		523,848,604
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Luxembourg–0.08%
Eurofins Scientific SE	23,465	$ 1,853,222
		1,853,222
Malta–0.00%
=†πAZ BGP Holdings	160,069	0
		0
Netherlands–4.30%
ABN AMRO Bank NV	71,068	798,559
†Adyen NV	3,731	5,384,325
Aegon NV	293,728	1,264,978
Akzo Nobel NV	32,520	2,126,739
†Argenx SE	8,077	3,044,652
ASM International NV	8,280	2,060,123
ASML Holding NV	69,986	33,064,041
Euronext NV	14,936	1,224,943
EXOR NV	19,565	1,222,616
Heineken Holding NV	17,357	1,260,893
Heineken NV	45,710	4,160,597
IMCD NV	9,934	1,358,320
ING Groep NV	680,535	6,704,359
JDE Peet's NV	14,174	403,567
†Just Eat Takeaway.com NV	31,451	494,203
Koninklijke Ahold Delhaize NV	183,767	4,783,272
Koninklijke DSM NV	31,294	4,482,882
Koninklijke KPN NV	551,176	1,961,155
Koninklijke Philips NV	158,070	3,390,368
NN Group NV	50,795	2,300,650
†OCI NV	18,140	596,728
†Prosus NV	142,815	9,247,783
†QIAGEN NV	37,993	1,786,360
Randstad NV	20,790	1,004,788
Stellantis NV	191,573	2,378,329
Universal Music Group NV	125,055	2,505,604
Wolters Kluwer NV	46,328	4,490,014
		103,500,848
New Zealand–0.23%
†Auckland International Airport Ltd.	203,075	909,696
Fisher & Paykel Healthcare Corp. Ltd.	104,535	1,302,265
Mercury NZ Ltd.	146,264	515,011
Meridian Energy Ltd.	215,240	628,102
Spark New Zealand Ltd.	326,312	976,569
†Xero Ltd.	23,206	1,237,822
		5,569,465
Norway–0.78%
†Adevinta ASA	48,699	358,518
Aker BP ASA	21,971	760,919
DNB Bank ASA	162,372	2,939,511
Equinor ASA	170,723	5,948,909

LVIP SSGA International Index Fund–10

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Gjensidige Forsikring ASA	32,261	$ 656,721
Kongsberg Gruppen ASA	15,396	553,720
Mowi ASA	73,824	1,688,184
Norsk Hydro ASA	220,326	1,245,120
Orkla ASA	131,102	1,050,218
Salmar ASA	10,141	717,944
Telenor ASA	113,367	1,514,948
Yara International ASA	30,915	1,295,369
		18,730,081
Portugal–0.22%
EDP - Energias de Portugal SA	495,350	2,308,495
EDP Renovaveis SA	50,642	1,196,295
Galp Energia SGPS SA	77,597	907,961
Jeronimo Martins SGPS SA	44,236	958,963
		5,371,714
Singapore–1.25%
Ascendas Real Estate Investment Trust	618,765	1,269,920
CapitaLand Integrated Commercial Trust	863,722	1,350,187
Capitaland Investment Ltd.	420,028	1,156,051
City Developments Ltd.	71,400	419,368
DBS Group Holdings Ltd.	315,748	6,756,184
Genting Singapore Ltd.	1,055,500	547,429
†Grab Holdings Ltd. Class A	189,400	479,182
Keppel Corp. Ltd.	237,415	1,109,112
Mapletree Commercial Trust	425,700	561,057
Mapletree Logistics Trust	616,374	745,909
Oversea-Chinese Banking Corp. Ltd.	590,540	4,844,227
†Singapore Airlines Ltd.	245,550	902,264
Singapore Exchange Ltd.	130,100	886,361
Singapore Technologies Engineering Ltd.	235,300	692,679
Singapore Telecommunications Ltd.	1,413,200	2,572,116
United Overseas Bank Ltd.	207,085	3,912,275
UOL Group Ltd.	98,851	523,968
Venture Corp. Ltd.	39,200	469,557
Wilmar International Ltd.	315,600	918,580
		30,116,426
Spain–2.43%
Acciona SA	4,250	783,098
ACS Actividades de Construccion y Servicios SA	39,307	957,976
†Aena SME SA	13,180	1,681,780
†Amadeus IT Group SA	76,663	4,292,679
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Banco Bilbao Vizcaya Argentaria SA	1,134,325	$ 5,152,758
Banco Santander SA	2,971,436	8,407,418
CaixaBank SA	743,416	2,603,481
Cellnex Telecom SA	93,573	3,641,689
Enagas SA	38,549	852,570
Endesa SA	51,443	973,168
Ferrovial SA	85,643	2,179,080
†Grifols SA	50,599	959,579
Iberdrola SA	1,000,461	10,416,203
Industria de Diseno Textil SA	185,057	4,205,507
Naturgy Energy Group SA	25,042	723,605
Red Electrica Corp. SA	71,160	1,347,028
Repsol SA	245,859	3,624,453
†Siemens Gamesa Renewable Energy SA	41,919	790,354
Telefonica SA	924,513	4,720,131
		58,312,557
Sweden–3.25%
Alfa Laval AB	53,564	1,298,504
ArcelorMittal SA	106,066	2,378,571
Assa Abloy AB Class B	176,808	3,773,090
Atlas Copco AB Class A	455,235	4,261,020
Atlas Copco AB Class B	273,404	2,290,830
†Boliden AB	48,436	1,549,006
Electrolux AB Class B	35,635	481,317
†Embracer Group AB	90,138	692,358
Epiroc AB Class A	114,851	1,780,772
Epiroc AB Class B	64,917	879,716
EQT AB	51,577	1,060,064
Essity AB Class B	101,544	2,654,417
Evolution AB	29,851	2,730,799
†Fastighets AB Balder Class B	114,888	550,392
Getinge AB Class B	39,872	924,088
H & M Hennes & Mauritz AB Class B	128,348	1,540,515
Hexagon AB Class B	339,752	3,550,087
Holmen AB Class B	16,153	657,970
Husqvarna AB Class B	66,591	490,831
Industrivarden AB Class A	24,137	545,663
Industrivarden AB Class C	26,548	593,462
Indutrade AB	47,029	862,889
Investment AB Latour Class B	26,018	516,792
Investor AB Class A	86,932	1,565,716
Investor AB Class B	309,605	5,105,931
†Kinnevik AB Class B	42,451	687,120
L E Lundbergforetagen AB Class B	13,266	540,944
Lifco AB Class B	40,635	656,199
Lundin Energy AB	35,173	23,916

LVIP SSGA International Index Fund–11

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
=†Lundin Energy MergerCo AB	35,173	$ 1,434,712
Nibe Industrier AB Class B	250,058	1,884,998
Sagax AB Class B	28,074	520,483
Sandvik AB	183,582	2,991,854
Securitas AB Class B	49,323	426,438
†Sinch AB	79,990	261,283
Skandinaviska Enskilda Banken AB Class A	289,018	2,847,358
Skanska AB Class B	57,556	885,529
SKF AB Class B	67,766	1,005,395
Svenska Cellulosa AB SCA Class B	111,068	1,668,801
Svenska Handelsbanken AB Class A	255,709	2,194,982
Swedbank AB Class A	160,374	2,033,958
Swedish Match AB	275,793	2,813,789
†Swedish Orphan Biovitrum AB	29,083	631,688
Tele2 AB Class B	85,945	980,019
Telefonaktiebolaget LM Ericsson Class B	517,715	3,866,820
Telia Co. AB	460,086	1,765,857
Volvo AB Class A	35,191	569,907
Volvo AB Class B	259,825	4,042,716
†Volvo Car AB Class B	102,602	681,756
		78,151,322
Switzerland–10.91%
ABB Ltd.	286,317	7,678,497
†Adecco Group AG	26,224	893,840
Alcon, Inc.	87,133	6,109,899
Bachem Holding AG Class B	5,400	376,380
Baloise Holding AG	7,311	1,196,762
Barry Callebaut AG	627	1,402,861
Chocoladefabriken Lindt & Spruengli AG	196	3,699,796
Cie Financiere Richemont SA Class A	90,349	9,718,217
†Clariant AG	37,917	723,012
Coca-Cola HBC AG	33,062	736,677
†Credit Suisse Group AG	462,068	2,637,414
EMS-Chemie Holding AG	1,230	917,951
Geberit AG	6,282	3,022,292
Givaudan SA	1,610	5,674,785
†Glencore PLC	1,702,631	9,222,192
†Holcim AG	92,481	3,966,466
†Julius Baer Group Ltd.	40,492	1,878,426
Kuehne & Nagel International AG	9,490	2,254,847
Logitech International SA	29,939	1,561,176
Lonza Group AG	12,889	6,884,496
Nestle SA	484,684	56,646,319
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Novartis AG	378,075	$ 32,053,418
Partners Group Holding AG	3,988	3,601,550
Roche Holding AG	125,882	42,324,317
Schindler Holding AG	10,684	1,943,996
SGS SA	1,097	2,516,166
†Siemens Energy AG	69,287	1,021,175
Sika AG	25,047	5,781,779
Sonova Holding AG	9,371	2,994,797
STMicroelectronics NV	120,015	3,795,481
Straumann Holding AG	18,170	2,188,868
Swatch Group AG	15,743	1,676,867
Swiss Life Holding AG	5,626	2,746,430
†Swiss Prime Site AG	13,839	1,215,950
Swiss Re AG	51,699	4,012,772
Swisscom AG	4,478	2,476,874
Temenos AG	11,211	959,438
UBS Group AG	613,122	9,912,178
†VAT Group AG	4,707	1,125,709
†Vifor Pharma AG	8,227	1,426,249
Zurich Insurance Group AG	26,123	11,391,543
		262,367,862
Thailand–0.17%
†Sea Ltd. ADR	61,700	4,125,262
		4,125,262
United Kingdom–15.03%
3i Group PLC	169,381	2,295,760
abrdn PLC	386,363	754,163
Admiral Group PLC	33,444	915,701
Anglo American PLC	218,863	7,824,039
Ashtead Group PLC	77,997	3,281,220
Associated British Foods PLC	62,541	1,206,764
AstraZeneca PLC	267,352	35,269,539
Auto Trader Group PLC	162,037	1,097,403
AVEVA Group PLC	17,983	493,679
†Aviva PLC	502,802	2,462,857
BAE Systems PLC	544,046	5,507,919
Barclays PLC	2,924,993	5,469,611
Barratt Developments PLC	183,734	1,027,746
†Berkeley Group Holdings PLC	18,228	828,727
BP PLC	3,352,799	15,743,050
British American Tobacco PLC	374,953	16,072,083
British Land Co. PLC	163,163	892,560
BT Group PLC	1,196,387	2,719,098
Bunzl PLC	58,495	1,942,662
Burberry Group PLC	73,384	1,472,191
Coca-Cola Europacific Partners PLC	39,560	2,025,781

LVIP SSGA International Index Fund–12

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Compass Group PLC	304,303	$ 6,247,761
Croda International PLC	22,948	1,813,856
Diageo PLC	401,367	17,336,125
Experian PLC	162,188	4,761,968
GSK PLC	875,288	18,863,844
Halma PLC	68,764	1,688,303
Hargreaves Lansdown PLC	58,970	568,969
Hikma Pharmaceuticals PLC	31,884	629,090
HSBC Holdings PLC (London Shares)	3,505,529	22,899,943
Imperial Brands PLC	159,054	3,560,856
†Informa PLC	247,402	1,598,368
InterContinental Hotels Group PLC	30,607	1,626,700
Intertek Group PLC	27,901	1,434,104
J Sainsbury PLC	283,273	704,970
JD Sports Fashion PLC	462,405	651,536
Johnson Matthey PLC	33,416	787,971
Kingfisher PLC	361,471	1,080,250
Land Securities Group PLC	110,952	900,372
Legal & General Group PLC	1,010,200	2,953,393
Lloyds Banking Group PLC	12,103,346	6,227,251
London Stock Exchange Group PLC	57,060	5,324,363
M&G PLC	411,899	976,497
Melrose Industries PLC	759,894	1,393,836
Mondi PLC	85,701	1,521,206
National Grid PLC	619,429	7,960,241
NatWest Group PLC	1,014,776	2,701,091
Next PLC	23,591	1,685,348
†Ocado Group PLC	86,932	828,698
Pearson PLC	130,670	1,196,608
Persimmon PLC	57,667	1,312,034
Phoenix Group Holdings PLC	129,075	929,926
Prudential PLC	479,313	5,962,285
Reckitt Benckiser Group PLC	124,685	9,377,843
RELX PLC	334,139	9,072,326
Rentokil Initial PLC	320,925	1,860,390
Rio Tinto PLC	193,426	11,564,288
†Rolls-Royce Holdings PLC	1,489,211	1,515,511
Sage Group PLC	183,677	1,422,354
Schroders PLC	19,978	652,627
Segro PLC	212,000	2,530,807
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Severn Trent PLC	43,679	$ 1,450,150
Shell PLC	1,310,023	34,116,640
Smith & Nephew PLC	157,531	2,203,036
Smiths Group PLC	71,202	1,217,616
Spirax-Sarco Engineering PLC	12,924	1,558,746
SSE PLC	184,792	3,646,931
St. James's Place PLC	94,330	1,269,242
Standard Chartered PLC	456,847	3,448,917
Taylor Wimpey PLC	619,178	881,982
Tesco PLC	1,315,549	4,100,044
Unilever PLC	442,324	20,161,036
United Utilities Group PLC	115,160	1,433,543
Vodafone Group PLC	4,638,433	7,212,261
Whitbread PLC	36,026	1,092,475
WPP PLC	203,821	2,058,846
		361,277,927
United States–0.10%
Stellantis NV	185,991	2,311,913
		2,311,913
Total Common Stock (Cost $1,751,663,917)		2,348,685,135
PREFERRED STOCKS–0.41%
Germany–0.41%
Bayerische Motoren Werke AG 8.61%	8,815	628,733
Henkel AG & Co. KGaA 3.11%	29,639	1,834,078
Porsche Automobil Holding SE 2.74%	25,584	1,701,617
Sartorius AG 0.38%	4,190	1,470,558
Volkswagen AG 3.27%	31,459	4,235,630
Total Preferred Stocks (Cost $8,870,403)		9,870,616

MONEY MARKET FUND–1.08%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 1.43%)	26,042,960	26,042,960
Total Money Market Fund (Cost $26,042,960)		26,042,960

TOTAL INVESTMENTS–99.18% (Cost $1,786,577,280)	2,384,598,711
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.82%	19,746,197
NET ASSETS APPLICABLE TO 265,433,219 SHARES OUTSTANDING–100.00%	$2,404,344,908
LVIP SSGA International Index Fund–13

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP SSGA INTERNATIONAL INDEX FUND STANDARD CLASS ($2,150,010,073 / 237,328,559 Shares)	$9.059
NET ASSET VALUE PER SHARE–LVIP SSGA INTERNATIONAL INDEX FUND SERVICE CLASS ($254,334,835 / 28,104,660 Shares)	$9.050
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$2,113,720,044
Distributable earnings/(accumulated loss)	290,624,864
TOTAL NET ASSETS	$2,404,344,908

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2022, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
AZ BGP Holdings	8/19/2009	$ 0	$ 0
Total		$—	$—

★ Includes $2,632,770 cash collateral held at broker for futures contracts, $740,296 payable for fund shares redeemed, $322,543 other accrued expenses payable, $682,340 due to manager and affiliates and $208,695 variation margin due to broker on futures contracts as of June 30, 2022.

The following futures contracts were outstanding at June 30, 2022:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
526	E-mini MSCI EAFE Index	$48,828,580	$49,418,701	9/16/22	$—	$(590,121)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022.

LVIP SSGA International Index Fund–14

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
CVA–Dutch Certificate
EAFE–Europe Australasia Far East
HSBC–Hong Kong and Shanghai Banking Corporation
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund–15

LVIP SSGA International Index Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 62,261,237
Foreign taxes withheld	(5,827,821)
56,433,416
EXPENSES:
Management fees	5,444,395
Index fees	454,648
Shareholder servicing fees	394,719
Distribution fees-Service Class	359,873
Accounting and administration expenses	254,958
Custodian fees	101,820
Professional fees	60,787
Trustees’ fees and expenses	43,387
Pricing fees	31,045
Reports and statements to shareholders	16,573
Consulting fees	1,987
Other	29,446
7,193,638
Less:
Management fees waived	(1,735,566)
Total operating expenses	5,458,072
NET INVESTMENT INCOME	50,975,344
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(5,743,211)
Foreign currencies	(1,015,790)
Futures contracts	(5,413,865)
Net realized loss	(12,172,866)
Net change in unrealized appreciation (depreciation) of:
Investments	(618,430,360)
Foreign currencies	(688,978)
Futures contracts	(1,033,582)
Net change in unrealized appreciation (depreciation)	(620,152,920)
NET REALIZED AND UNREALIZED LOSS	(632,325,786)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(581,350,442)
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 50,975,344	$ 74,656,549
Net realized gain (loss)	(12,172,866)	36,787,869
Net change in unrealized appreciation (depreciation)	(620,152,920)	204,196,282
Net increase (decrease) in net assets resulting from operations	(581,350,442)	315,640,700
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(71,061,002)
Service Class	—	(7,469,628)
	—	(78,530,630)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	113,923,215	261,342,734
Service Class	16,266,727	27,946,821
Reinvestment of dividends and distributions:
Standard Class	—	71,061,002
Service Class	—	7,469,628
	130,189,942	367,820,185
Cost of shares redeemed:
Standard Class	(178,439,256)	(481,883,186)
Service Class	(24,269,878)	(47,326,482)
	(202,709,134)	(529,209,668)
Decrease in net assets derived from capital share transactions	(72,519,192)	(161,389,483)
NET INCREASE (DECREASE) IN NET ASSETS	(653,869,634)	75,720,587
NET ASSETS:
Beginning of period	3,058,214,542	2,982,493,955
End of period	$2,404,344,908	$3,058,214,542
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund–16

LVIP SSGA International Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Index Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 11.218	$ 10.374	$ 9.843	$ 8.305	$ 9.906	$ 8.152
Income (loss) from investment operations:
Net investment income[2]	0.191	0.277	0.195	0.269	0.262	0.231
Net realized and unrealized gain (loss)	(2.350)	0.861	0.568	1.518	(1.609)	1.775
Total from investment operations	(2.159)	1.138	0.763	1.787	(1.347)	2.006
Less dividends and distributions from:
Net investment income	—	(0.294)	(0.232)	(0.249)	(0.254)	(0.252)
Total dividends and distributions	—	(0.294)	(0.232)	(0.249)	(0.254)	(0.252)
Net asset value, end of period	$ 9.059	$ 11.218	$ 10.374	$ 9.843	$ 8.305	$ 9.906
Total return[3]	(19.25%)	11.06%	7.85%	21.58%	(13.70%)	24.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,150,010	$2,734,309	$2,671,741	$2,881,403	$2,218,690	$2,671,016
Ratio of expenses to average net assets	0.37%	0.37%	0.38%	0.38%	0.39%	0.40%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.50%	0.50%	0.50%	0.50%	0.51%	0.50%
Ratio of net investment income to average net assets	3.78%	2.48%	2.17%	2.90%	2.71%	2.49%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.65%	2.35%	2.05%	2.78%	2.59%	2.39%
Portfolio turnover	1%	3%	18%	8%	5%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund–17

LVIP SSGA International Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Index Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 11.220	$ 10.375	$ 9.846	$ 8.309	$ 9.908	$ 8.155
Income (loss) from investment operations:
Net investment income[2]	0.178	0.249	0.173	0.246	0.237	0.207
Net realized and unrealized gain (loss)	(2.348)	0.861	0.565	1.515	(1.605)	1.775
Total from investment operations	(2.170)	1.110	0.738	1.761	(1.368)	1.982
Less dividends and distributions from:
Net investment income	—	(0.265)	(0.209)	(0.224)	(0.231)	(0.229)
Total dividends and distributions	—	(0.265)	(0.209)	(0.224)	(0.231)	(0.229)
Net asset value, end of period	$ 9.050	$ 11.220	$ 10.375	$ 9.846	$ 8.309	$ 9.908
Total return[3]	(19.34%)	10.78%	7.58%	21.28%	(13.92%)	24.38%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 254,335	$323,905	$310,753	$303,955	$ 278,555	$314,070
Ratio of expenses to average net assets	0.62%	0.62%	0.63%	0.63%	0.64%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.75%	0.75%	0.75%	0.76%	0.75%
Ratio of net investment income to average net assets	3.53%	2.23%	1.92%	2.65%	2.46%	2.24%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.40%	2.10%	1.80%	2.53%	2.34%	2.14%
Portfolio turnover	1%	3%	18%	8%	5%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund–18

LVIP SSGA International Index Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA International Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP SSGA International Index Fund–19

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2022, the value and cost of foreign currency held by the LVIP SSGA International Index Fund is $6,605,287 and $6,622,954 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2022.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.097% on the first $1 billion of the Fund’s average daily net assets and 0.145% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Effective April 1, 2021, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.39% of the Fund’s average daily net assets for the Standard Class and 0.64% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to April 1, 2021, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses were not to exceed 0.40% the Fund’s average daily net assets for the Standard Class and 0.65% for the Service Class.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2022, no expense reimbursements were subject to recoupment.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
LVIP SSGA International Index Fund–20

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$93,878
Legal	16,759
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,377 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$559,325
Distribution fees payable to LFD	54,205
Printing and mailing fees payable to Lincoln Life	9,687
Shareholder servicing fees payable to Lincoln Life	59,123
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$35,243,876
Sales	81,308,686
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,786,577,280
Aggregate unrealized appreciation of investments and derivatives	$ 758,214,571
Aggregate unrealized depreciation of investments and derivatives	160,193,140
Net unrealized appreciation of investments and derivatives	$ 918,407,711
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market
LVIP SSGA International Index Fund–21

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA International Index Fund–22

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ 1,266,240	$ 181,627,508	$ —	$ 182,893,748
Austria	—	4,221,964	—	4,221,964
Belgium	—	20,971,045	—	20,971,045
Chile	—	938,662	—	938,662
China	459,448	—	—	459,448
Denmark	—	61,547,059	—	61,547,059
Faeroe Islands	—	3,773,409	—	3,773,409
Finland	—	28,570,487	—	28,570,487
France	—	255,002,752	—	255,002,752
Germany	—	170,256,165	—	170,256,165
Greenland	—	4,322,612	—	4,322,612
Hong Kong	518,252	77,518,472	—	78,036,724
Ireland	962,090	14,309,372	—	15,271,462
Isle Of Man	—	1,558,334	—	1,558,334
Israel	4,932,938	12,436,409	—	17,369,347
Italy	—	47,954,714	—	47,954,714
Japan	—	523,848,604	—	523,848,604
Luxembourg	—	1,853,222	—	1,853,222
Malta	—	—	—*	—
Netherlands	—	103,500,848	—	103,500,848
New Zealand	—	5,569,465	—	5,569,465
Norway	—	18,730,081	—	18,730,081
Portugal	—	5,371,714	—	5,371,714
Singapore	479,182	29,637,244	—	30,116,426
Spain	—	58,312,557	—	58,312,557
Sweden	—	76,716,610	1,434,712	78,151,322
Switzerland	3,313,642	259,054,220	—	262,367,862
Thailand	4,125,262	—	—	4,125,262
United Kingdom	—	361,277,927	—	361,277,927
United States	—	2,311,913	—	2,311,913
Preferred Stocks	—	9,870,616	—	9,870,616
Money Market Fund	26,042,960	—	—	26,042,960
Total Investments	$42,100,014	$2,341,063,985	$1,434,712	$2,384,598,711
Derivatives:

Liabilities:
Futures Contract	$(590,121)	$—	$—	$(590,121)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2022, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2022, a portion of the portfolio was categorized as Level 2.
LVIP SSGA International Index Fund–23

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	11,449,793	23,306,424
Service Class	1,622,352	2,497,103
Shares reinvested:
Standard Class	—	6,522,595
Service Class	—	685,143
	13,072,145	33,011,265
Shares redeemed:
Standard Class	(17,860,784)	(43,632,428)
Service Class	(2,385,878)	(4,265,500)
	(20,246,662)	(47,897,928)
Net decrease	(7,174,517)	(14,886,663)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $100,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(590,121)
LVIP SSGA International Index Fund–24

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(5,413,865)	$(1,033,582)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$32,981,533	$—
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2022, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
LVIP SSGA International Index Fund–25

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA International Index Fund–26

LVIP SSGA International Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA International Index Fund–27

LVIP SSGA International Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP SSGA International Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA International Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$791.50	0.25%	$1.11
Service Class Shares	1,000.00	790.40	0.50%	2.22
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.25%	$1.25
Service Class Shares	1,000.00	1,022.30	0.50%	2.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA International Managed Volatility Fund–1

LVIP SSGA International Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	94.94%
Investment Company	94.94%
International Equity Fund	94.94%
Unaffiliated Investment	3.18%
Investment Company	3.18%
Money Market Fund	3.18%
Total Investments	98.12%
Receivables and Other Assets Net of Liabilities	1.88%
Total Net Assets	100.00%
LVIP SSGA International Managed Volatility Fund–2

LVIP SSGA International Managed Volatility Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–94.94%
INVESTMENT COMPANY–94.94%
International Equity Fund–94.94%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	32,144,949	$ 291,201,090
Total Affiliated Investment (Cost $260,733,984)		291,201,090
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–3.18%
INVESTMENT COMPANY–3.18%
Money Market Fund–3.18%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	9,753,845	$ 9,753,845
Total Unaffiliated Investment (Cost $9,753,845)		9,753,845

TOTAL INVESTMENTS–98.12% (Cost $270,487,829)	300,954,935
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.88%	5,763,058
NET ASSETS APPLICABLE TO 37,166,525 SHARES OUTSTANDING–100.00%	$306,717,993

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(176)	British Pound	$(13,418,900)	$(13,329,399)	9/19/22	$ —	$ (89,501)
(168)	Euro	(22,129,800)	(22,097,777)	9/19/22	—	(32,023)
(173)	Japanese Yen	(16,036,019)	(16,222,416)	9/19/22	186,398	—
					186,398	(121,524)
Equity Contracts:
(6)	E-mini S&P 500 Index	(1,136,850)	(1,129,302)	9/16/22	—	(7,548)
(2)	E-mini S&P MidCap 400 Index	(453,600)	(455,184)	9/16/22	1,584	—
(606)	Euro STOXX 50 Index	(21,852,335)	(22,061,985)	9/16/22	209,649	—
(152)	FTSE 100 Index	(13,175,961)	(13,259,153)	9/16/22	83,192	—
(81)	Nikkei 225 Index (OSE)	(15,748,673)	(15,650,493)	9/8/22	—	(98,180)
					294,425	(105,728)
Total Futures Contracts					$480,823	$(227,252)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund–3

LVIP SSGA International Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
ASSETS:
Affiliated investments, at value	$291,201,090
Unaffiliated investments, at value	9,753,845
Cash collateral held at broker for futures contracts	4,813,936
Variation margin due from broker on futures contracts	990,283
Receivable for fund shares sold	158,197
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	16,901
Dividends and interest receivable	8,553
Prepaid expenses	1,530
TOTAL ASSETS	306,944,335
LIABILITIES:
Due to manager and affiliates	129,417
Other accrued expenses payable	40,499
Payable for securities purchased	31,561
Payable for fund shares redeemed	24,865
TOTAL LIABILITIES	226,342
TOTAL NET ASSETS	$306,717,993
Affiliated investments, at cost	$260,733,984
Unaffiliated investments, at cost	9,753,845
Standard Class:
Net Assets	$ 21,713,833
Shares Outstanding	2,629,513
Net Asset Value Per Share	$ 8.258
Service Class:
Net Assets	$285,004,160
Shares Outstanding	34,537,012
Net Asset Value Per Share	$ 8.252
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$303,610,235
Distributable earnings/(accumulated loss)	3,107,758
TOTAL NET ASSETS	$306,717,993
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund–4

LVIP SSGA International Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 18,500
EXPENSES:
Distribution fees-Service Class	402,506
Management fees	398,278
Shareholder servicing fees	50,218
Accounting and administration expenses	45,114
Professional fees	18,052
Reports and statements to shareholders	5,597
Trustees’ fees and expenses	5,516
Custodian fees	2,638
Consulting fees	1,597
Pricing fees	300
Other	4,786
934,602
Less:
Management fees waived	(8,658)
Expenses reimbursed	(99,185)
Total operating expenses	826,759
NET INVESTMENT LOSS	(808,259)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(170,948)
Sale of unaffiliated investments	4,962
Futures contracts	(9,669,265)
Net realized loss	(9,835,251)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(70,350,635)
Foreign currencies	(1,239)
Futures contracts	(268,711)
Net change in unrealized appreciation (depreciation)	(70,620,585)
NET REALIZED AND UNREALIZED LOSS	(80,455,836)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(81,264,095)
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (808,259)	$ 7,645,623
Net realized gain (loss)	(9,835,251)	11,213,856
Net change in unrealized appreciation (depreciation)	(70,620,585)	20,557,147
Net increase (decrease) in net assets resulting from operations	(81,264,095)	39,416,626
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(604,603)
Service Class	—	(7,242,580)
	—	(7,847,183)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	886,064	2,122,260
Service Class	9,661,396	10,623,348
Reinvestment of dividends and distributions:
Standard Class	—	604,603
Service Class	—	7,242,580
	10,547,460	20,592,791
Cost of shares redeemed:
Standard Class	(699,307)	(1,472,318)
Service Class	(14,263,100)	(49,314,422)
	(14,962,407)	(50,786,740)
Decrease in net assets derived from capital share transactions	(4,414,947)	(30,193,949)
NET INCREASE (DECREASE) IN NET ASSETS	(85,679,042)	1,375,494
NET ASSETS:
Beginning of period	392,397,035	391,021,541
End of period	$306,717,993	$392,397,035
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund–5

LVIP SSGA International Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Managed Volatility Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 10.434	$ 9.634	$ 9.905	$ 8.555	$ 9.996	$ 8.217
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.011)	0.226	0.180	0.210	0.230	0.213
Net realized and unrealized gain (loss)	(2.165)	0.811	(0.276)	1.396	(1.450)	1.781
Total from investment operations	(2.176)	1.037	(0.096)	1.606	(1.220)	1.994
Less dividends and distributions from:
Net investment income	—	(0.237)	(0.175)	(0.232)	(0.221)	(0.215)
Net realized gain	—	—	—	(0.024)	—	—
Total dividends and distributions	—	(0.237)	(0.175)	(0.256)	(0.221)	(0.215)
Net asset value, end of period	$ 8.258	$ 10.434	$ 9.634	$ 9.905	$ 8.555	$ 9.996
Total return[4]	(20.85%)	10.76%	(0.97%)	18.79%	(12.20%)	24.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 21,714	$ 27,222	$ 23,989	$ 22,371	$ 18,999	$ 21,319
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.32%	0.31%	0.32%	0.49%	0.83%	0.82%
Ratio of net investment income (loss) to average net assets	(0.23%) [6]	2.17%	2.07%	2.25%	2.36%	2.28%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.30%) [6]	2.11%	2.00%	2.01%	1.78%	1.71%
Portfolio turnover	2%	4%	10%	4%	6%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund–6

LVIP SSGA International Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Managed Volatility Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 10.440	$ 9.639	$ 9.912	$ 8.562	$ 10.001	$ 8.223
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.023)	0.200	0.158	0.186	0.205	0.189
Net realized and unrealized gain (loss)	(2.165)	0.812	(0.279)	1.395	(1.447)	1.781
Total from investment operations	(2.188)	1.012	(0.121)	1.581	(1.242)	1.970
Less dividends and distributions from:
Net investment income	—	(0.211)	(0.152)	(0.207)	(0.197)	(0.192)
Net realized gain	—	—	—	(0.024)	—	—
Total dividends and distributions	—	(0.211)	(0.152)	(0.231)	(0.197)	(0.192)
Net asset value, end of period	$ 8.252	$ 10.440	$ 9.639	$ 9.912	$ 8.562	$ 10.001
Total return[4]	(20.96%)	10.49%	(1.22%)	18.49%	(12.42%)	23.95%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 285,004	$365,175	$367,033	$375,406	$ 356,584	$407,354
Ratio of expenses to average net assets[5]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.57%	0.56%	0.57%	0.74%	1.08%	1.07%
Ratio of net investment income (loss) to average net assets	(0.48%) [6]	1.92%	1.82%	2.00%	2.11%	2.03%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.55%) [6]	1.86%	1.75%	1.76%	1.53%	1.46%
Portfolio turnover	2%	4%	10%	4%	6%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund–7

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA International Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP SSGA International Index Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP SSGA International Index Fund, which is subadvised by an unaffiliated sub-adviser, invests primarily in the securities of companies located in developed countries outside of the United States. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP SSGA International Managed Volatility Fund–8

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.23% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	2024	Total
LIAC	$ 168,736	$ 240,700	$ 196,873	$ 606,309
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$11,912
Legal	2,126
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,627 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP SSGA International Managed Volatility Fund–9

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2022, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$16,901
Management fees payable to LIAC	58,666
Distribution fees payable to LFD	60,563
Printing and mailing fees payable to Lincoln Life	2,627
Shareholder servicing fees payable to Lincoln Life	7,561
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-94.94%@
International Equity Fund-94.94%@
✧✧LVIP SSGA International Index Fund	$373,061,784	$5,054,013	$16,393,124	$(170,948)	$(70,350,635)	$291,201,090	32,144,949	$—	$—

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 5,054,014
Sales	16,393,124
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$270,487,829
Aggregate unrealized appreciation of investments and derivatives	$ 30,947,929
Aggregate unrealized depreciation of investments and derivatives	(227,252)
Net unrealized appreciation of investments and derivatives	$ 30,720,677
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
LVIP SSGA International Managed Volatility Fund–10

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$291,201,090	$—	$—	$291,201,090
Unaffiliated Investment Company	9,753,845	—	—	9,753,845
Total Investments	$300,954,935	$—	$—	$300,954,935
Derivatives:
Assets:
Futures Contracts	$ 480,823	$—	$—	$ 480,823
Liabilities:
Futures Contracts	$ (227,252)	$—	$—	$ (227,252)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	94,790	204,141
Service Class	1,067,354	1,022,434
Shares reinvested:
Standard Class	—	57,755
Service Class	—	691,330
	1,162,144	1,975,660
Shares redeemed:
Standard Class	(74,126)	(143,075)
Service Class	(1,507,641)	(4,812,905)
	(1,581,767)	(4,955,980)
Net decrease	(419,623)	(2,980,320)
LVIP SSGA International Managed Volatility Fund–11

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $100,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$294,425	Variation margin due from broker on futures contracts	$(105,728)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	186,398	Variation margin due from broker on futures contracts	(121,524)
Total		$480,823		$(227,252)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only current day variation margin is reported on the Statement of Assets and Liabilities.
LVIP SSGA International Managed Volatility Fund–12

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(10,106,655)	$(232,766)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	437,390	(35,945)
Total		$ (9,669,265)	$(268,711)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$10,509,677	$39,514,844
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA International Managed Volatility Fund–13

LVIP SSGA International Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA International Managed Volatility Fund–14

LVIP SSGA Large Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP SSGA Large Cap Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Large Cap Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$823.40	0.25%	$1.13
Service Class Shares	1,000.00	822.40	0.50%	2.26
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.25%	$1.25
Service Class Shares	1,000.00	1,022.30	0.50%	2.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA Large Cap Managed Volatility Fund–1

LVIP SSGA Large Cap Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	90.73%
Investment Company	90.73%
Equity Fund	90.73%
Unaffiliated Investment	6.57%
Investment Company	6.57%
Money Market Fund	6.57%
Total Investments	97.30%
Receivables and Other Assets Net of Liabilities	2.70%
Total Net Assets	100.00%
LVIP SSGA Large Cap Managed Volatility Fund–2

LVIP SSGA Large Cap Managed Volatility Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–90.73%
INVESTMENT COMPANY–90.73%
Equity Fund–90.73%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	29,347,481	$ 705,894,960
Total Affiliated Investment (Cost $459,791,309)		705,894,960
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–6.57%
INVESTMENT COMPANY–6.57%
Money Market Fund–6.57%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	51,106,948	$ 51,106,948
Total Unaffiliated Investment (Cost $51,106,948)		51,106,948

TOTAL INVESTMENTS–97.30% (Cost $510,898,257)	757,001,908
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.70%	20,982,882
NET ASSETS APPLICABLE TO 50,539,774 SHARES OUTSTANDING–100.00%	$777,984,790

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2022:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
(1,556)	E-mini S&P 500 Index	$(294,823,100)	$(309,360,649)	9/16/22	$14,537,549	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund–3

LVIP SSGA Large Cap Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
ASSETS:
Affiliated investments, at value	$705,894,960
Unaffiliated investments, at value	51,106,948
Cash collateral held at broker for futures contracts	17,971,800
Variation margin due from broker on futures contracts	3,520,773
Receivable for fund shares sold	55,461
Dividends and interest receivable	43,870
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	27,606
Prepaid expenses	3,703
TOTAL ASSETS	778,625,121
LIABILITIES:
Due to manager and affiliates	331,745
Payable for fund shares redeemed	203,899
Payable for securities purchased	69,417
Other accrued expenses payable	35,270
TOTAL LIABILITIES	640,331
TOTAL NET ASSETS	$777,984,790
Affiliated investments, at cost	$459,791,309
Unaffiliated investments, at cost	51,106,948
Standard Class:
Net Assets	$ 20,900
Shares Outstanding	1,353
Net Asset Value Per Share	$ 15.445
Service Class:
Net Assets	$777,963,890
Shares Outstanding	50,538,421
Net Asset Value Per Share	$ 15.393
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$627,557,518
Distributable earnings/(accumulated loss)	150,427,272
TOTAL NET ASSETS	$777,984,790
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund–4

LVIP SSGA Large Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 80,466
EXPENSES:
Distribution fees-Service Class	1,064,025
Management fees	978,929
Shareholder servicing fees	123,430
Accounting and administration expenses	65,630
Professional fees	20,085
Trustees’ fees and expenses	13,408
Reports and statements to shareholders	8,591
Custodian fees	3,496
Consulting fees	1,771
Pricing fees	94
Other	9,238
2,288,697
Less:
Management fees waived	(21,281)
Expenses reimbursed	(160,618)
Total operating expenses	2,106,798
NET INVESTMENT LOSS	(2,026,332)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	8,348,304
Futures contracts	(931,849)
Net realized gain	7,416,455
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(188,184,507)
Futures contracts	13,772,061
Net change in unrealized appreciation (depreciation)	(174,412,446)
NET REALIZED AND UNREALIZED LOSS	(166,995,991)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(169,022,323)
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (2,026,332)	$ 6,343,863
Net realized gain	7,416,455	44,114,199
Net change in unrealized appreciation (depreciation)	(174,412,446)	171,744,425
Net increase (decrease) in net assets resulting from operations	(169,022,323)	222,202,487
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,512)
Service Class	—	(95,909,423)
	—	(95,911,935)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	27,834,767	38,234,721
Reinvestment of dividends and distributions:
Standard Class	—	2,512
Service Class	—	95,909,423
	27,834,767	134,146,656
Cost of shares redeemed:
Service Class	(43,007,738)	(134,468,484)
	(43,007,738)	(134,468,484)
Decrease in net assets derived from capital share transactions	(15,172,971)	(321,828)
NET INCREASE (DECREASE) IN NET ASSETS	(184,195,294)	125,968,724
NET ASSETS:
Beginning of period	962,180,084	836,211,360
End of period	$ 777,984,790	$ 962,180,084
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund–5

LVIP SSGA Large Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Large Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 18.757	$ 16.325	$ 14.814	$ 12.851	$ 13.798	$ 11.584
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.018)	0.173	0.192	0.219	0.260	0.223
Net realized and unrealized gain (loss)	(3.294)	4.298	2.082	2.465	(0.895)	2.221
Total from investment operations	(3.312)	4.471	2.274	2.684	(0.635)	2.444
Less dividends and distributions from:
Net investment income	—	(0.254)	(0.288)	(0.210)	(0.230)	(0.230)
Net realized gain	—	(1.785)	(0.475)	(0.511)	(0.082)	—
Total dividends and distributions	—	(2.039)	(0.763)	(0.721)	(0.312)	(0.230)
Net asset value, end of period	$ 15.445	$ 18.757	$ 16.325	$ 14.814	$ 12.851	$ 13.798
Total return[4]	(17.66%)	28.09%	15.78%	21.19%	(4.66%)	21.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 21	$ 25	$ 20	$ 17	$ 14	$ 53
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.30%	0.29%	0.29%	0.43%	0.76%	0.76%
Ratio of net investment income (loss) to average net assets	(0.23%) [6]	0.94%	1.29%	1.57%	1.85%	1.75%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.28%) [6]	0.90%	1.25%	1.39%	1.34%	1.24%
Portfolio turnover	1%	4%	10%	8%	4%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund–6

LVIP SSGA Large Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Large Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 18.718	$ 16.299	$ 14.796	$ 12.844	$ 13.792	$ 11.582
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.040)	0.126	0.153	0.184	0.224	0.192
Net realized and unrealized gain (loss)	(3.285)	4.287	2.076	2.456	(0.890)	2.217
Total from investment operations	(3.325)	4.413	2.229	2.640	(0.666)	2.409
Less dividends and distributions from:
Net investment income	—	(0.209)	(0.251)	(0.177)	(0.200)	(0.199)
Net realized gain	—	(1.785)	(0.475)	(0.511)	(0.082)	—
Total dividends and distributions	—	(1.994)	(0.726)	(0.688)	(0.282)	(0.199)
Net asset value, end of period	$ 15.393	$ 18.718	$ 16.299	$ 14.796	$ 12.844	$ 13.792
Total return[4]	(17.76%)	27.77%	15.49%	20.86%	(4.88%)	20.79%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 777,964	$962,155	$836,192	$745,519	$534,125	$404,167
Ratio of expenses to average net assets[5]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.55%	0.54%	0.54%	0.68%	1.01%	1.01%
Ratio of net investment income (loss) to average net assets	(0.48%) [6]	0.69%	1.04%	1.32%	1.60%	1.50%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.53%) [6]	0.65%	1.00%	1.14%	1.09%	0.99%
Portfolio turnover	1%	4%	10%	8%	4%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund–7

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Large Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA S&P 500 Index Fund (collectively, “the Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP SSGA S&P 500 Index Fund, which is sub-advised by an unaffiliated adviser, invests primarily in stocks that make up the S&P 500 Index and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.23% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average
LVIP SSGA Large Cap Managed Volatility Fund–8

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
daily net assets.   This agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
 The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	2024	Total
LIAC	$ 192,205	$ 317,361	$ 310,996	$ 820,562
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$29,249
Legal	5,221
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,806 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2022, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 27,606
Management fees payable to LIAC	146,403
Distribution fees payable to LFD	162,666
Printing and mailing fees payable to Lincoln Life	3,806
Shareholder servicing fees payable to Lincoln Life	18,870
LVIP SSGA Large Cap Managed Volatility Fund–9

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-90.73%@
Equity Fund-90.73%@
✧✧LVIP SSGA S&P 500 Index Fund	$916,617,019	$11,962,987	$42,848,843	$8,348,304	$(188,184,507)	$705,894,960	29,347,481	$—	$—

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$11,962,987
Sales	42,848,843
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$510,898,257
Aggregate unrealized appreciation of investments and derivatives	$246,103,651
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$246,103,651
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP SSGA Large Cap Managed Volatility Fund–10

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$705,894,960	$—	$—	$705,894,960
Unaffiliated Investment Company	51,106,948	—	—	51,106,948
Total Investments	$757,001,908	$—	$—	$757,001,908
Derivatives:
Assets:
Futures Contract	$ 14,537,549	$—	$—	$ 14,537,549
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	—	—
Service Class	1,655,460	2,140,160
Shares reinvested:
Standard Class	—	139
Service Class	—	5,345,009
	1,655,460	7,485,308
Shares redeemed:
Standard Class	—	—
Service Class	(2,520,613)	(7,386,135)
	(2,520,613)	(7,386,135)
Net increase (decrease)	(865,153)	99,173
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $100,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP SSGA Large Cap Managed Volatility Fund–11

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$14,537,549	Variation margin due from broker on futures contracts	$—

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(931,849)	$13,772,061
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$18,596,238	$133,489,446
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP SSGA Large Cap Managed Volatility Fund–12

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Large Cap Managed Volatility Fund–13

LVIP SSGA Large Cap Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Large Cap Managed Volatility Fund–14

LVIP SSGA Mid-Cap Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP SSGA Mid-Cap Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Mid-Cap Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$802.90	0.35%	$1.56
Service Class Shares	1,000.00	801.90	0.60%	2.68
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.10	0.35%	$1.76
Service Class Shares	1,000.00	1,021.80	0.60%	3.01

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.44%
Aerospace & Defense	1.31%
Air Freight & Logistics	0.23%
Airlines	0.14%
Auto Components	1.45%
Automobiles	0.45%
Banks	6.98%
Beverages	0.15%
Biotechnology	1.87%
Building Products	2.37%
Capital Markets	1.89%
Chemicals	2.69%
Commercial Services & Supplies	1.50%
Communications Equipment	0.85%
Construction & Engineering	1.80%
Construction Materials	0.22%
Consumer Finance	0.47%
Containers & Packaging	0.89%
Diversified Consumer Services	1.12%
Diversified Financial Services	0.31%
Diversified Telecommunication Services	0.25%
Electric Utilities	1.50%
Electrical Equipment	1.87%
Electronic Equipment, Instruments & Components	3.29%
Energy Equipment & Services	0.55%
Entertainment	0.14%
Equity Real Estate Investment Trusts	8.76%
Food & Staples Retailing	1.49%
Food Products	1.86%
Gas Utilities	1.67%
Health Care Equipment & Supplies	3.31%
Health Care Providers & Services	2.53%
Hotels, Restaurants & Leisure	2.56%
Household Durables	1.43%
Household Products	0.10%
Insurance	4.52%
Interactive Media & Services	0.09%
IT Services	2.10%
Leisure Products	1.27%
Life Sciences Tools & Services	1.72%
Machinery	4.19%
Marine	0.19%
Media	0.91%
Metals & Mining	2.84%
Multiline Retail	0.80%
Multi-Utilities	0.41%
Security Type/Sector	Percentage of Net Assets
Oil, Gas & Consumable Fuels	3.38%
Paper & Forest Products	0.22%
Personal Products	0.39%
Pharmaceuticals	0.78%
Professional Services	1.91%
Real Estate Management & Development	0.44%
Road & Rail	1.74%
Semiconductors & Semiconductor Equipment	3.27%
Software	3.56%
Specialty Retail	2.79%
Technology Hardware, Storage & Peripherals	0.09%
Textiles, Apparel & Luxury Goods	1.68%
Thrifts & Mortgage Finance	0.63%
Trading Companies & Distributors	0.98%
Water Utilities	0.54%
Money Market Fund	0.47%
Total Investments	99.91%
Receivables and Other Assets Net of Liabilities	0.09%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Targa Resources Corp.	0.70%
Carlisle Cos., Inc.	0.64%
Steel Dynamics, Inc.	0.61%
First Horizon Corp.	0.60%
Alleghany Corp.	0.57%
Service Corp. International	0.56%
United Therapeutics Corp.	0.55%
Essential Utilities, Inc.	0.54%
Reliance Steel & Aluminum Co.	0.54%
Fair Isaac Corp.	0.54%
Total	5.85%

IT–Information Technology

LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.44%
Aerospace & Defense–1.31%
†Axon Enterprise, Inc.	30,480	$ 2,839,821
Curtiss-Wright Corp.	16,781	2,216,099
Hexcel Corp.	35,877	1,876,726
†Mercury Systems, Inc.	24,890	1,601,174
Woodward, Inc.	26,072	2,411,399
		10,945,219
Air Freight & Logistics–0.23%
†GXO Logistics, Inc.	43,914	1,900,159
		1,900,159
Airlines–0.14%
†JetBlue Airways Corp.	136,003	1,138,345
		1,138,345
Auto Components–1.45%
†Adient PLC	40,526	1,200,785
Dana, Inc.	61,681	867,852
†Fox Factory Holding Corp.	18,005	1,450,123
Gentex Corp.	101,146	2,829,054
†Goodyear Tire & Rubber Co.	120,159	1,286,903
Lear Corp.	25,798	3,247,710
†Visteon Corp.	11,973	1,240,163
		12,122,590
Automobiles–0.45%
Harley-Davidson, Inc.	63,304	2,004,205
Thor Industries, Inc.	23,785	1,777,453
		3,781,658
Banks–6.98%
Associated Banc-Corp.	63,977	1,168,220
Bank of Hawaii Corp.	17,214	1,280,722
Bank OZK	48,440	1,817,953
Cadence Bank	79,041	1,855,883
Cathay General Bancorp	32,394	1,268,225
Commerce Bancshares, Inc.	47,258	3,102,488
Cullen/Frost Bankers, Inc.	24,619	2,866,883
East West Bancorp, Inc.	61,243	3,968,546
First Financial Bankshares, Inc.	54,857	2,154,234
First Horizon Corp.	230,834	5,046,031
FNB Corp.	145,303	1,577,991
Fulton Financial Corp.	68,980	996,761
Glacier Bancorp, Inc.	46,388	2,199,719
Hancock Whitney Corp.	37,130	1,645,973
Home BancShares, Inc.	81,204	1,686,607
International Bancshares Corp.	22,763	912,341
Old National Bancorp	126,251	1,867,252
PacWest Bancorp	51,140	1,363,392
Pinnacle Financial Partners, Inc.	32,965	2,383,699
Prosperity Bancshares, Inc.	39,783	2,715,986
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Synovus Financial Corp.	62,724	$ 2,261,200
†Texas Capital Bancshares, Inc.	21,650	1,139,656
UMB Financial Corp.	18,433	1,587,081
Umpqua Holdings Corp.	92,638	1,553,539
United Bankshares, Inc.	58,327	2,045,528
Valley National Bancorp	180,224	1,876,132
Washington Federal, Inc.	27,893	837,348
Webster Financial Corp.	76,894	3,241,082
Wintrust Financial Corp.	26,010	2,084,702
		58,505,174
Beverages–0.15%
†Boston Beer Co., Inc. Class A	4,019	1,217,636
		1,217,636
Biotechnology–1.87%
†Arrowhead Pharmaceuticals, Inc.	45,099	1,587,936
†Exelixis, Inc.	138,421	2,881,925
†Halozyme Therapeutics, Inc.	59,406	2,613,864
†Neurocrine Biosciences, Inc.	41,248	4,020,855
†United Therapeutics Corp.	19,550	4,606,762
		15,711,342
Building Products–2.37%
†Builders FirstSource, Inc.	74,194	3,984,218
Carlisle Cos., Inc.	22,359	5,335,081
Lennox International, Inc.	14,198	2,933,165
Owens Corning	41,672	3,096,646
Simpson Manufacturing Co., Inc.	18,577	1,869,032
†Trex Co., Inc.	49,229	2,679,042
		19,897,184
Capital Markets–1.89%
Affiliated Managers Group, Inc.	16,584	1,933,694
Evercore, Inc. Class A	17,431	1,631,716
Federated Hermes, Inc.	39,515	1,256,182
Interactive Brokers Group, Inc. Class A	37,365	2,055,449
Janus Henderson Group PLC	72,291	1,699,561
Jefferies Financial Group, Inc.	82,742	2,285,334
SEI Investments Co.	44,997	2,430,738
Stifel Financial Corp.	45,995	2,576,640
		15,869,314
LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–2.69%
Ashland Global Holdings, Inc.	21,739	$ 2,240,204
Avient Corp.	39,125	1,568,130
Cabot Corp.	24,199	1,543,654
Chemours Co.	66,930	2,143,099
†Ingevity Corp.	16,800	1,060,752
Minerals Technologies, Inc.	14,237	873,298
NewMarket Corp.	2,925	880,308
Olin Corp.	60,349	2,792,952
RPM International, Inc.	55,886	4,399,346
Scotts Miracle-Gro Co.	17,352	1,370,634
Sensient Technologies Corp.	17,972	1,447,824
Valvoline, Inc.	76,700	2,211,261
		22,531,462
Commercial Services & Supplies–1.50%
Brink's Co.	20,220	1,227,556
†Clean Harbors, Inc.	21,407	1,876,752
†IAA, Inc.	57,666	1,889,715
MillerKnoll, Inc.	32,391	850,912
MSA Safety, Inc.	15,593	1,887,844
†Stericycle, Inc.	39,284	1,722,603
Tetra Tech, Inc.	23,092	3,153,213
		12,608,595
Communications Equipment–0.85%
†Calix, Inc.	23,579	804,987
†Ciena Corp.	66,234	3,026,894
†Lumentum Holdings, Inc.	29,576	2,348,926
†Viasat, Inc.	31,814	974,463
		7,155,270
Construction & Engineering–1.80%
AECOM	60,999	3,978,355
†Dycom Industries, Inc.	12,907	1,200,867
EMCOR Group, Inc.	21,925	2,257,398
†Fluor Corp.	60,474	1,471,937
†MasTec, Inc.	24,567	1,760,471
MDU Resources Group, Inc.	86,961	2,347,078
Valmont Industries, Inc.	9,197	2,065,922
		15,082,028
Construction Materials–0.22%
Eagle Materials, Inc.	16,894	1,857,326
		1,857,326
Consumer Finance–0.47%
FirstCash Holdings, Inc.	17,208	1,196,128
Navient Corp.	65,857	921,339
SLM Corp.	115,969	1,848,546
		3,966,013
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–0.89%
AptarGroup, Inc.	28,150	$ 2,905,362
Greif, Inc. Class A	11,418	712,255
Silgan Holdings, Inc.	35,884	1,483,803
Sonoco Products Co.	42,048	2,398,418
		7,499,838
Diversified Consumer Services–1.12%
Graham Holdings Co. Class B	1,706	967,029
†Grand Canyon Education, Inc.	13,844	1,303,966
H&R Block, Inc.	68,763	2,428,709
Service Corp. International	68,189	4,713,224
		9,412,928
Diversified Financial Services–0.31%
Voya Financial, Inc.	43,885	2,612,474
		2,612,474
Diversified Telecommunication Services–0.25%
†Iridium Communications, Inc.	55,135	2,070,871
		2,070,871
Electric Utilities–1.50%
ALLETE, Inc.	24,471	1,438,405
Hawaiian Electric Industries, Inc.	46,746	1,911,911
IDACORP, Inc.	21,603	2,288,190
OGE Energy Corp.	86,401	3,331,623
PNM Resources, Inc.	36,707	1,753,861
Portland General Electric Co.	38,500	1,860,705
		12,584,695
Electrical Equipment–1.87%
Acuity Brands, Inc.	14,975	2,306,749
EnerSys	17,640	1,040,054
Hubbell, Inc.	23,280	4,157,343
nVent Electric PLC	71,945	2,254,037
Regal Rexnord Corp.	28,977	3,289,469
†Sunrun, Inc.	90,678	2,118,238
†Vicor Corp.	9,223	504,775
		15,670,665
Electronic Equipment, Instruments & Components–3.29%
†Arrow Electronics, Inc.	28,308	3,173,044
Avnet, Inc.	42,321	1,814,724
Belden, Inc.	19,200	1,022,784
Cognex Corp.	74,807	3,180,794
†Coherent, Inc.	10,708	2,850,684
†II-VI, Inc.	45,943	2,340,796
†IPG Photonics Corp.	14,900	1,402,537
Jabil, Inc.	61,360	3,142,246

LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Littelfuse, Inc.	10,677	$ 2,712,385
National Instruments Corp.	56,398	1,761,309
TD SYNNEX Corp.	17,726	1,614,839
Vishay Intertechnology, Inc.	56,753	1,011,338
Vontier Corp.	69,397	1,595,437
		27,622,917
Energy Equipment & Services–0.55%
ChampionX Corp.	87,781	1,742,453
NOV, Inc.	169,518	2,866,549
		4,609,002
Entertainment–0.14%
World Wrestling Entertainment, Inc. Class A	18,716	1,169,563
		1,169,563
Equity Real Estate Investment Trusts–8.76%
†American Campus Communities, Inc.	60,196	3,880,836
Apartment Income REIT Corp.	67,798	2,820,397
Brixmor Property Group, Inc.	129,269	2,612,526
Corporate Office Properties Trust	48,035	1,258,037
Cousins Properties, Inc.	63,585	1,858,590
Douglas Emmett, Inc.	75,045	1,679,507
EastGroup Properties, Inc.	17,897	2,762,044
EPR Properties	31,990	1,501,291
First Industrial Realty Trust, Inc.	56,967	2,704,793
Healthcare Realty Trust, Inc.	65,428	1,779,642
Highwoods Properties, Inc.	44,857	1,533,661
Hudson Pacific Properties, Inc.	62,306	924,621
Independence Realty Trust, Inc.	95,333	1,976,253
JBG SMITH Properties	46,819	1,106,801
Kilroy Realty Corp.	44,921	2,350,716
Kite Realty Group Trust	93,659	1,619,364
Lamar Advertising Co. Class A	37,573	3,305,297
Life Storage, Inc.	36,409	4,065,429
Macerich Co.	91,104	793,516
Medical Properties Trust, Inc.	258,983	3,954,670
National Retail Properties, Inc.	75,917	3,264,431
National Storage Affiliates Trust	36,314	1,818,242
Omega Healthcare Investors, Inc.	102,195	2,880,877
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Park Hotels & Resorts, Inc.	101,128	$ 1,372,307
Pebblebrook Hotel Trust	56,185	930,985
Physicians Realty Trust	97,230	1,696,664
PotlatchDeltic Corp.	29,535	1,305,152
PS Business Parks, Inc.	8,623	1,613,794
Rayonier, Inc.	63,135	2,359,986
Rexford Industrial Realty, Inc.	70,870	4,081,403
Sabra Health Care REIT, Inc.	99,672	1,392,418
SL Green Realty Corp.	27,414	1,265,156
Spirit Realty Capital, Inc.	57,709	2,180,246
STORE Capital Corp.	108,446	2,828,272
		73,477,924
Food & Staples Retailing–1.49%
†BJ's Wholesale Club Holdings, Inc.	58,144	3,623,534
Casey's General Stores, Inc.	16,016	2,962,640
†Grocery Outlet Holding Corp.	37,365	1,592,870
†Performance Food Group Co.	66,894	3,075,786
†Sprouts Farmers Market, Inc.	48,007	1,215,537
		12,470,367
Food Products–1.86%
†Darling Ingredients, Inc.	69,704	4,168,299
Flowers Foods, Inc.	86,015	2,263,915
†Hain Celestial Group, Inc.	39,055	927,166
Ingredion, Inc.	28,454	2,508,505
Lancaster Colony Corp.	8,478	1,091,797
†Pilgrim's Pride Corp.	20,958	654,518
†Post Holdings, Inc.	24,338	2,004,234
Sanderson Farms, Inc.	9,072	1,955,288
		15,573,722
Gas Utilities–1.67%
National Fuel Gas Co.	39,469	2,606,928
New Jersey Resources Corp.	41,080	1,829,292
ONE Gas, Inc.	23,343	1,895,218
†Southwest Gas Holdings, Inc.	28,851	2,512,345
Spire, Inc.	22,494	1,672,879
UGI Corp.	90,626	3,499,070
		14,015,732
Health Care Equipment & Supplies–3.31%
†Enovis Corp.	20,287	1,115,785
†Envista Holdings Corp.	70,180	2,704,737
†Globus Medical, Inc. Class A	34,222	1,921,223
†Haemonetics Corp.	21,858	1,424,704

LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†ICU Medical, Inc.	8,548	$ 1,405,206
†Inari Medical, Inc.	14,673	997,617
†Integra LifeSciences Holdings Corp.	31,150	1,683,034
†LivaNova PLC	22,761	1,421,880
†Masimo Corp.	22,037	2,879,575
†Neogen Corp.	46,080	1,110,067
†NuVasive, Inc.	22,124	1,087,616
†Penumbra, Inc.	15,285	1,903,288
†QuidelOrtho Corp.	21,392	2,078,875
†Shockwave Medical, Inc.	15,400	2,944,018
†STAAR Surgical Co.	20,356	1,443,851
†Tandem Diabetes Care, Inc.	27,604	1,633,881
		27,755,357
Health Care Providers & Services–2.53%
†Acadia Healthcare Co., Inc.	39,068	2,642,169
†Amedisys, Inc.	13,942	1,465,583
Chemed Corp.	6,484	3,043,525
Encompass Health Corp.	43,072	2,414,186
†HealthEquity, Inc.	36,409	2,235,148
†LHC Group, Inc.	13,544	2,109,342
†Option Care Health, Inc.	59,230	1,646,002
Patterson Cos., Inc.	37,107	1,124,342
†Progyny, Inc.	29,944	869,873
†R1 RCM, Inc.	57,111	1,197,047
†Tenet Healthcare Corp.	46,490	2,443,514
		21,190,731
Hotels, Restaurants & Leisure–2.56%
Boyd Gaming Corp.	35,072	1,744,832
Choice Hotels International, Inc.	14,036	1,566,839
Churchill Downs, Inc.	14,721	2,819,513
Cracker Barrel Old Country Store, Inc.	10,059	839,826
†Light & Wonder, Inc. Class A	41,273	1,939,418
Marriott Vacations Worldwide Corp.	17,815	2,070,103
Papa John's International, Inc.	13,840	1,155,917
†Six Flags Entertainment Corp.	33,278	722,133
Texas Roadhouse, Inc.	29,783	2,180,115
Travel & Leisure Co.	36,905	1,432,652
Wendy's Co.	75,482	1,425,100
Wingstop, Inc.	12,755	953,691
Wyndham Hotels & Resorts, Inc.	39,847	2,618,745
		21,468,884
Household Durables–1.43%
†Helen of Troy Ltd.	10,322	1,676,396
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
KB Home	36,652	$ 1,043,116
Leggett & Platt, Inc.	57,038	1,972,374
†Taylor Morrison Home Corp.	52,553	1,227,638
Tempur Sealy International, Inc.	75,325	1,609,695
Toll Brothers, Inc.	48,054	2,143,208
†TopBuild Corp.	14,080	2,353,613
		12,026,040
Household Products–0.10%
Energizer Holdings, Inc.	28,189	799,158
		799,158
Insurance–4.52%
†Alleghany Corp.	5,758	4,796,990
American Financial Group, Inc.	28,647	3,976,490
†Brighthouse Financial, Inc.	32,300	1,324,946
CNO Financial Group, Inc.	51,488	931,418
First American Financial Corp.	46,241	2,447,074
Hanover Insurance Group, Inc.	15,216	2,225,340
Kemper Corp.	25,600	1,226,240
Kinsale Capital Group, Inc.	9,293	2,134,044
Mercury General Corp.	11,430	506,349
Old Republic International Corp.	123,739	2,766,804
Primerica, Inc.	16,588	1,985,418
Reinsurance Group of America, Inc.	28,725	3,369,155
RenaissanceRe Holdings Ltd.	19,070	2,981,976
RLI Corp.	17,043	1,987,043
Selective Insurance Group, Inc.	26,046	2,264,439
Unum Group	87,433	2,974,471
		37,898,197
Interactive Media & Services–0.09%
†TripAdvisor, Inc.	42,358	753,972
		753,972
IT Services–2.10%
Bread Financial Holdings, Inc.	21,290	789,007
Concentrix Corp.	18,568	2,518,564
†Euronet Worldwide, Inc.	21,703	2,183,105
Genpact Ltd.	73,512	3,113,968
†Kyndryl Holdings, Inc.	77,109	754,126
Maximus, Inc.	26,480	1,655,265
†Sabre Corp.	138,315	806,377
Western Union Co.	166,305	2,739,043

LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†WEX, Inc.	19,416	$ 3,020,353
		17,579,808
Leisure Products–1.27%
Brunswick Corp.	32,969	2,155,513
†Callaway Golf Co.	50,115	1,022,346
†Mattel, Inc.	152,124	3,396,929
Polaris, Inc.	24,393	2,421,737
†YETI Holdings, Inc.	37,479	1,621,716
		10,618,241
Life Sciences Tools & Services–1.72%
Azenta, Inc.	32,361	2,333,228
Bruker Corp.	43,452	2,727,048
†Medpace Holdings, Inc.	11,595	1,735,424
†Repligen Corp.	22,248	3,613,075
†Sotera Health Co.	42,500	832,575
†Syneos Health, Inc.	44,343	3,178,506
		14,419,856
Machinery–4.19%
AGCO Corp.	26,242	2,590,085
†Chart Industries, Inc.	15,473	2,589,871
Crane Holdings Co.	20,447	1,790,339
Donaldson Co., Inc.	53,323	2,566,969
Esab Corp.	19,377	847,744
Flowserve Corp.	55,708	1,594,920
Graco, Inc.	72,732	4,321,008
ITT, Inc.	36,006	2,421,044
Kennametal, Inc.	35,533	825,432
Lincoln Electric Holdings, Inc.	25,251	3,114,963
†Middleby Corp.	23,388	2,931,920
Oshkosh Corp.	28,483	2,339,594
Terex Corp.	29,849	816,967
Timken Co.	29,521	1,566,089
Toro Co.	44,863	3,400,167
Watts Water Technologies, Inc. Class A	11,810	1,450,740
		35,167,852
Marine–0.19%
†Kirby Corp.	25,706	1,563,953
		1,563,953
Media–0.91%
Cable One, Inc.	2,115	2,726,912
John Wiley & Sons, Inc. Class A	18,619	889,244
New York Times Co. Class A	71,456	1,993,622
TEGNA, Inc.	94,629	1,984,370
		7,594,148
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–2.84%
Alcoa Corp.	79,602	$ 3,628,259
†Cleveland-Cliffs, Inc.	204,667	3,145,732
Commercial Metals Co.	51,950	1,719,545
Reliance Steel & Aluminum Co.	26,794	4,551,229
Royal Gold, Inc.	28,328	3,024,864
Steel Dynamics, Inc.	77,361	5,117,430
U.S. Steel Corp.	111,585	1,998,487
Worthington Industries, Inc.	14,018	618,194
		23,803,740
Multiline Retail–0.80%
Kohl's Corp.	55,210	1,970,445
Macy's, Inc.	122,280	2,240,169
Nordstrom, Inc.	47,690	1,007,690
†Ollie's Bargain Outlet Holdings, Inc.	25,105	1,474,919
		6,693,223
Multi-Utilities–0.41%
Black Hills Corp.	27,980	2,036,105
NorthWestern Corp.	23,152	1,364,347
		3,400,452
Oil, Gas & Consumable Fuels–3.38%
Antero Midstream Corp.	138,857	1,256,656
†CNX Resources Corp.	83,993	1,382,525
†DT Midstream, Inc.	41,367	2,027,810
EQT Corp.	127,343	4,380,599
Equitrans Midstream Corp.	173,858	1,105,737
HF Sinclair Corp.	64,547	2,914,942
Matador Resources Co.	47,920	2,232,593
Murphy Oil Corp.	63,030	1,902,876
PDC Energy, Inc.	41,144	2,534,882
†Range Resources Corp.	111,322	2,755,219
Targa Resources Corp.	98,392	5,871,051
		28,364,890
Paper & Forest Products–0.22%
Louisiana-Pacific Corp.	35,228	1,846,299
		1,846,299
Personal Products–0.39%
†BellRing Brands, Inc.	47,751	1,188,522
†Coty, Inc. Class A	147,066	1,177,999
Nu Skin Enterprises, Inc. Class A	21,306	922,550
		3,289,071
Pharmaceuticals–0.78%
†Jazz Pharmaceuticals PLC	26,759	4,174,671
Perrigo Co. PLC	58,068	2,355,819
		6,530,490

LVIP SSGA Mid-Cap Index Fund–7

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–1.91%
†ASGN, Inc.	22,280	$ 2,010,770
†CACI International, Inc. Class A	10,104	2,847,105
†FTI Consulting, Inc.	14,876	2,690,325
Insperity, Inc.	15,247	1,522,108
KBR, Inc.	59,992	2,903,013
ManpowerGroup, Inc.	22,695	1,734,125
Science Applications International Corp.	24,350	2,266,985
		15,974,431
Real Estate Management & Development–0.44%
†Jones Lang LaSalle, Inc.	20,991	3,670,486
		3,670,486
Road & Rail–1.74%
†Avis Budget Group, Inc.	14,739	2,167,812
Knight-Swift Transportation Holdings, Inc.	70,970	3,285,201
Landstar System, Inc.	16,120	2,344,171
Ryder System, Inc.	22,061	1,567,655
†Saia, Inc.	11,397	2,142,636
Werner Enterprises, Inc.	25,602	986,701
†XPO Logistics, Inc.	42,689	2,055,902
		14,550,078
Semiconductors & Semiconductor Equipment–3.27%
Amkor Technology, Inc.	43,113	730,765
†Cirrus Logic, Inc.	24,497	1,777,012
CMC Materials, Inc.	12,221	2,132,442
†First Solar, Inc.	42,778	2,914,465
†Lattice Semiconductor Corp.	59,388	2,880,318
MKS Instruments, Inc.	24,021	2,465,275
Power Integrations, Inc.	25,299	1,897,678
†Semtech Corp.	27,556	1,514,753
†Silicon Laboratories, Inc.	15,735	2,206,362
†SiTime Corp.	6,720	1,095,562
†SunPower Corp.	35,708	564,544
†Synaptics, Inc.	17,093	2,017,829
Universal Display Corp.	18,541	1,875,237
†Wolfspeed, Inc.	53,357	3,385,502
		27,457,744
Software–3.56%
†ACI Worldwide, Inc.	50,276	1,301,646
†Aspen Technology, Inc.	12,083	2,219,406
†Blackbaud, Inc.	19,650	1,141,076
CDK Global, Inc.	50,400	2,760,408
†CommVault Systems, Inc.	19,056	1,198,622
†Envestnet, Inc.	23,817	1,256,823
†Fair Isaac Corp.	11,246	4,508,521
†Manhattan Associates, Inc.	27,238	3,121,475
†NCR Corp.	58,655	1,824,757
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Paylocity Holding Corp.	17,129	$ 2,987,640
†Qualys, Inc.	14,278	1,801,027
†Sailpoint Technologies Holdings, Inc.	40,687	2,550,261
†Teradata Corp.	45,099	1,669,114
†Ziff Davis, Inc.	20,621	1,536,883
		29,877,659
Specialty Retail–2.79%
American Eagle Outfitters, Inc.	65,987	737,735
†AutoNation, Inc.	15,296	1,709,481
Dick's Sporting Goods, Inc.	24,903	1,876,939
†Five Below, Inc.	23,959	2,717,669
Foot Locker, Inc.	36,042	910,060
†GameStop Corp. Class A	26,686	3,263,698
Gap, Inc.	91,529	754,199
Lithia Motors, Inc.	12,449	3,421,110
Murphy USA, Inc.	9,583	2,231,593
†RH	7,589	1,610,841
†Victoria's Secret & Co.	29,267	818,598
Williams-Sonoma, Inc.	30,099	3,339,484
		23,391,407
Technology Hardware, Storage & Peripherals–0.09%
Xerox Holdings Corp.	52,486	779,417
		779,417
Textiles, Apparel & Luxury Goods–1.68%
†Capri Holdings Ltd.	63,706	2,612,583
Carter's, Inc.	17,375	1,224,590
Columbia Sportswear Co.	14,781	1,058,024
†Crocs, Inc.	26,574	1,293,357
†Deckers Outdoor Corp.	11,756	3,001,895
Hanesbrands, Inc.	149,335	1,536,657
†Skechers USA, Inc. Class A	57,690	2,052,610
†Under Armour, Inc. Class A	168,000	1,334,190
		14,113,906
Thrifts & Mortgage Finance–0.63%
Essent Group Ltd.	46,325	1,802,042
MGIC Investment Corp.	133,389	1,680,701
New York Community Bancorp, Inc.	201,558	1,840,225
		5,322,968
Trading Companies & Distributors–0.98%
GATX Corp.	15,181	1,429,443
MSC Industrial Direct Co., Inc. Class A	20,158	1,514,067
†Univar Solutions, Inc.	73,109	1,818,221
Watsco, Inc.	14,313	3,418,231
		8,179,962

LVIP SSGA Mid-Cap Index Fund–8

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.54%
Essential Utilities, Inc.	99,365	$ 4,555,885
		4,555,885
Total Common Stock (Cost $644,519,124)		833,718,318

MONEY MARKET FUND–0.47%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	3,966,896	3,966,896
Total Money Market Fund (Cost $3,966,896)		3,966,896

TOTAL INVESTMENTS–99.91% (Cost $648,486,020)	837,685,214
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	763,359
NET ASSETS APPLICABLE TO 68,895,440 SHARES OUTSTANDING–100.00%	$838,448,573
NET ASSET VALUE PER SHARE–LVIP SSGA MID-CAP INDEX FUND STANDARD CLASS ($693,718,632 / 56,965,853 Shares)	$12.178
NET ASSET VALUE PER SHARE–LVIP SSGA MID-CAP INDEX FUND SERVICE CLASS ($144,729,941 / 11,929,587 Shares)	$12.132
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$545,833,493
Distributable earnings/(accumulated loss)	292,615,080
TOTAL NET ASSETS	$838,448,573

† Non-income producing.
★ Includes $297,000 cash collateral held at broker for futures contracts, $218,798 payable for fund shares redeemed, $98,985 other accrued expenses payable, $245,749 due to manager and affiliates and $48,886 variation margin due to broker on futures contracts as of June 30, 2022.

The following futures contracts were outstanding at June 30, 2022:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
22	E-mini S&P MidCap 400 Index	$4,989,600	$4,907,267	9/16/22	$82,333	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
LVIP SSGA Mid-Cap Index Fund–9

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund–10

LVIP SSGA Mid-Cap Index Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 7,588,698
Interest	5,946
7,594,644
EXPENSES:
Management fees	1,310,592
Distribution fees-Service Class	206,731
Shareholder servicing fees	140,767
Index fees	105,456
Accounting and administration expenses	99,206
Professional fees	23,707
Trustees’ fees and expenses	15,447
Custodian fees	9,116
Reports and statements to shareholders	6,629
Pricing fees	2,815
Consulting fees	1,465
Other	12,754
1,934,685
Less:
Management fees waived	(24,270)
Total operating expenses	1,910,415
NET INVESTMENT INCOME	5,684,229
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	20,179,608
Futures contracts	(1,209,830)
Net realized gain	18,969,778
Net change in unrealized appreciation (depreciation) of:
Investments	(236,274,332)
Futures contracts	(5,945)
Net change in unrealized appreciation (depreciation)	(236,280,277)
NET REALIZED AND UNREALIZED LOSS	(217,310,499)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(211,626,270)
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 5,684,229	$ 9,030,904
Net realized gain	18,969,778	127,670,958
Net change in unrealized appreciation (depreciation)	(236,280,277)	95,811,750
Net increase (decrease) in net assets resulting from operations	(211,626,270)	232,513,612
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(40,071,078)
Service Class	—	(7,541,010)
	—	(47,612,088)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	34,435,749	72,022,938
Service Class	19,966,906	49,584,488
Reinvestment of dividends and distributions:
Standard Class	—	40,071,078
Service Class	—	7,541,010
	54,402,655	169,219,514
Cost of shares redeemed:
Standard Class	(81,439,425)	(232,498,219)
Service Class	(23,803,695)	(29,109,042)
	(105,243,120)	(261,607,261)
Decrease in net assets derived from capital share transactions	(50,840,465)	(92,387,747)
NET INCREASE (DECREASE) IN NET ASSETS	(262,466,735)	92,513,777
NET ASSETS:
Beginning of period	1,100,915,308	1,008,401,531
End of period	$ 838,448,573	$1,100,915,308
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund–11

LVIP SSGA Mid-Cap Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Mid-Cap Index Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 15.167	$ 12.763	$ 12.000	$ 10.712	$ 13.055	$ 11.488
Income (loss) from investment operations:
Net investment income[2]	0.083	0.129	0.124	0.156	0.157	0.136
Net realized and unrealized gain (loss)	(3.072)	2.952	1.371	2.536	(1.494)	1.677
Total from investment operations	(2.989)	3.081	1.495	2.692	(1.337)	1.813
Less dividends and distributions from:
Net investment income	—	(0.165)	(0.178)	(0.146)	(0.176)	(0.169)
Net realized gain	—	(0.512)	(0.554)	(1.258)	(0.830)	(0.077)
Total dividends and distributions	—	(0.677)	(0.732)	(1.404)	(1.006)	(0.246)
Net asset value, end of period	$ 12.178	$ 15.167	$ 12.763	$ 12.000	$ 10.712	$ 13.055
Total return[3]	(19.71%)	24.37%	13.19%	25.81%	(11.37%)	15.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 693,719	$916,248	$876,695	$895,140	$ 699,126	$1,066,315
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.36%	0.34%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.36%	0.35%	0.35%	0.35%	0.36%	0.34%
Ratio of net investment income to average net assets	1.21%	0.87%	1.14%	1.30%	1.20%	1.11%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.20%	0.87%	1.14%	1.30%	1.20%	1.11%
Portfolio turnover	6%	23%	32%	22%	28%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund–12

LVIP SSGA Mid-Cap Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Mid-Cap Index Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 15.129	$ 12.736	$ 11.982	$ 10.703	$ 13.053	$ 11.485
Income (loss) from investment operations:
Net investment income[2]	0.066	0.092	0.097	0.126	0.123	0.107
Net realized and unrealized gain (loss)	(3.063)	2.945	1.363	2.532	(1.490)	1.675
Total from investment operations	(2.997)	3.037	1.460	2.658	(1.367)	1.782
Less dividends and distributions from:
Net investment income	—	(0.132)	(0.152)	(0.121)	(0.153)	(0.137)
Net realized gain	—	(0.512)	(0.554)	(1.258)	(0.830)	(0.077)
Total dividends and distributions	—	(0.644)	(0.706)	(1.379)	(0.983)	(0.214)
Net asset value, end of period	$ 12.132	$ 15.129	$ 12.736	$ 11.982	$ 10.703	$ 13.053
Total return[3]	(19.81%)	24.06%	12.90%	25.50%	(11.59%)	15.58%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 144,730	$184,667	$131,707	$105,802	$ 65,730	$ 35,271
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.61%	0.59%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.61%	0.60%	0.60%	0.60%	0.61%	0.59%
Ratio of net investment income to average net assets	0.96%	0.62%	0.89%	1.05%	0.95%	0.86%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.95%	0.62%	0.89%	1.05%	0.95%	0.86%
Portfolio turnover	6%	23%	32%	22%	28%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund–13

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Mid-Cap Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP SSGA Mid-Cap Index Fund–14

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.27% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.005% on the first $1.5 billion of the Fund’s average daily net assets and 0.01% of the Fund’s average daily net assets in excess of $1.5 billion.   The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$33,462
Legal	5,974
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,299 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP SSGA Mid-Cap Index Fund–15

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$190,470
Distribution fees payable to LFD	31,045
Printing and mailing fees payable to Lincoln Life	3,390
Shareholder servicing fees payable to Lincoln Life	20,844
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$56,033,601
Sales	97,125,168
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$648,486,020
Aggregate unrealized appreciation of investments and derivatives	$237,590,501
Aggregate unrealized depreciation of investments and derivatives	(48,308,974)
Net unrealized appreciation of investments and derivatives	$189,281,527
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Mid-Cap Index Fund–16

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$833,718,318	$—	$—	$833,718,318
Money Market Fund	3,966,896	—	—	3,966,896
Total Investments	$837,685,214	$—	$—	$837,685,214
Derivatives:

Assets:
Futures Contract	$82,333	$—	$—	$82,333
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	2,475,268	4,890,601
Service Class	1,431,874	3,348,361
Shares reinvested:
Standard Class	—	2,732,050
Service Class	—	515,610
	3,907,142	11,486,622
Shares redeemed:
Standard Class	(5,918,901)	(15,903,950)
Service Class	(1,708,431)	(1,999,409)
	(7,627,332)	(17,903,359)
Net decrease	(3,720,190)	(6,416,737)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect
LVIP SSGA Mid-Cap Index Fund–17

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$82,333	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,209,830)	$(5,945)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$6,496,671	$—
7. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2022. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP SSGA Mid-Cap Index Fund–18

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Mid-Cap Index Fund–19

LVIP SSGA Mid-Cap Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Mid-Cap Index Fund–20

LVIP SSGA Nasdaq-100 Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP SSGA Nasdaq-100 Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Nasdaq-100 Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$706.00	0.45%	$1.90
Service Class Shares	1,000.00	705.10	0.70%	2.96
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.60	0.45%	$2.26
Service Class Shares	1,000.00	1,021.30	0.70%	3.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Nasdaq-100 Index Fund–1

LVIP SSGA Nasdaq-100 Index Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.09%
Automobiles	4.15%
Beverages	3.05%
Biotechnology	4.28%
Commercial Services & Supplies	0.60%
Communications Equipment	1.63%
Electric Utilities	1.39%
Entertainment	1.75%
Food & Staples Retailing	2.27%
Food Products	1.23%
Health Care Equipment & Supplies	1.38%
Hotels, Restaurants & Leisure	2.19%
Industrial Conglomerates	1.10%
Interactive Media & Services	11.05%
Internet & Direct Marketing Retail	7.09%
IT Services	3.10%
Life Sciences Tools & Services	0.27%
Machinery	0.26%
Media	2.57%
Multiline Retail	0.32%
Pharmaceuticals	0.35%
Professional Services	0.25%
Road & Rail	0.86%
Semiconductors & Semiconductor Equipment	14.53%
Software	17.32%
Specialty Retail	0.62%
Technology Hardware, Storage & Peripherals	12.34%
Textiles, Apparel & Luxury Goods	0.31%
Trading Companies & Distributors	0.27%
Wireless Telecommunication Services	1.56%
Money Market Fund	1.91%
Total Investments	100.00%
Receivables and Other Assets Net of Liabilities	0.00%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Apple, Inc.	12.34%
Microsoft Corp.	10.71%
Amazon.com, Inc.	6.03%
Tesla, Inc.	3.89%
Alphabet, Inc. Class C	3.82%
Alphabet, Inc. Class A	3.66%
Meta Platforms, Inc. Class A	3.09%
NVIDIA Corp.	2.97%
PepsiCo, Inc.	2.13%
Costco Wholesale Corp.	1.97%
Total	50.61%

IT–Information Technology

LVIP SSGA Nasdaq-100 Index Fund–2

LVIP SSGA Nasdaq-100 Index Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.09%
Automobiles–4.15%
†Lucid Group, Inc.	13,043	$ 223,818
†Tesla, Inc.	4,940	3,326,695
		3,550,513
Beverages–3.05%
Keurig Dr Pepper, Inc.	11,188	395,943
†Monster Beverage Corp.	4,176	387,115
PepsiCo, Inc.	10,939	1,823,094
		2,606,152
Biotechnology–4.28%
Amgen, Inc.	4,226	1,028,186
†Biogen, Inc.	1,159	236,366
Gilead Sciences, Inc.	9,892	611,425
†Moderna, Inc.	3,147	449,549
†Regeneron Pharmaceuticals, Inc.	855	505,416
†Seagen, Inc.	1,449	256,386
†Vertex Pharmaceuticals, Inc.	2,023	570,061
		3,657,389
Commercial Services & Supplies–0.60%
Cintas Corp.	818	305,547
†Copart, Inc.	1,871	203,303
		508,850
Communications Equipment–1.63%
Cisco Systems, Inc.	32,772	1,397,398
		1,397,398
Electric Utilities–1.39%
American Electric Power Co., Inc.	4,063	389,804
Constellation Energy Corp.	2,575	147,445
Exelon Corp.	7,732	350,414
Xcel Energy, Inc.	4,293	303,773
		1,191,436
Entertainment–1.75%
Activision Blizzard, Inc.	6,186	481,642
Electronic Arts, Inc.	2,219	269,941
NetEase, Inc.ADR	1,437	134,158
†Netflix, Inc.	3,502	612,395
		1,498,136
Food & Staples Retailing–2.27%
Costco Wholesale Corp.	3,507	1,680,835
Walgreens Boots Alliance, Inc.	6,810	258,099
		1,938,934
Food Products–1.23%
Kraft Heinz Co.	9,654	368,203
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Mondelez International, Inc. Class A	10,953	$ 680,072
		1,048,275
Health Care Equipment & Supplies–1.38%
†Align Technology, Inc.	622	147,209
†Dexcom, Inc.	3,105	231,416
†IDEXX Laboratories, Inc.	665	233,235
†Intuitive Surgical, Inc.	2,840	570,016
		1,181,876
Hotels, Restaurants & Leisure–2.19%
†Airbnb, Inc. Class A	3,024	269,378
†Booking Holdings, Inc.	321	561,426
Marriott International, Inc. Class A	2,574	350,090
Starbucks Corp.	9,075	693,239
		1,874,133
Industrial Conglomerates–1.10%
Honeywell International, Inc.	5,386	936,141
		936,141
Interactive Media & Services–11.05%
†Alphabet, Inc. Class A	1,434	3,125,059
†Alphabet, Inc. Class C	1,494	3,268,050
†Baidu, Inc.ADR	1,710	254,328
†Match Group, Inc.	2,250	156,803
†Meta Platforms, Inc. Class A	16,377	2,640,791
		9,445,031
Internet & Direct Marketing Retail–7.09%
†Amazon.com, Inc.	48,517	5,152,991
eBay, Inc.	4,429	184,556
JD.com, Inc.ADR	4,009	257,458
†MercadoLibre, Inc.	398	253,474
†Pinduoduo, Inc.ADR	3,491	215,744
		6,064,223
IT Services–3.10%
Automatic Data Processing, Inc.	3,314	696,072
Cognizant Technology Solutions Corp. Class A	4,138	279,274
†Fiserv, Inc.	5,145	457,751
†Okta, Inc.	1,172	105,949
Paychex, Inc.	2,846	324,074
†PayPal Holdings, Inc.	9,191	641,899
†VeriSign, Inc.	869	145,410
		2,650,429
LVIP SSGA Nasdaq-100 Index Fund–3

LVIP SSGA Nasdaq-100 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–0.27%
†Illumina, Inc.	1,239	$ 228,422
		228,422
Machinery–0.26%
PACCAR, Inc.	2,742	225,776
		225,776
Media–2.57%
†Charter Communications, Inc. Class A	1,328	622,208
Comcast Corp. Class A	35,369	1,387,879
Sirius XM Holdings, Inc.	31,145	190,919
		2,201,006
Multiline Retail–0.32%
†Dollar Tree, Inc.	1,775	276,634
		276,634
Pharmaceuticals–0.35%
AstraZeneca PLC ADR	4,572	302,072
		302,072
Professional Services–0.25%
Verisk Analytics, Inc.	1,249	216,190
		216,190
Road & Rail–0.86%
CSX Corp.	17,201	499,861
Old Dominion Freight Line, Inc.	906	232,190
		732,051
Semiconductors & Semiconductor Equipment–14.53%
†Advanced Micro Devices, Inc.	12,838	981,722
Analog Devices, Inc.	4,128	603,060
Applied Materials, Inc.	6,883	626,215
ASML Holding NV	678	322,647
Broadcom, Inc.	3,231	1,569,652
Intel Corp.	32,350	1,210,213
KLA Corp.	1,189	379,386
Lam Research Corp.	1,101	469,191
Marvell Technology, Inc.	6,724	292,696
Microchip Technology, Inc.	4,386	254,739
Micron Technology, Inc.	8,834	488,344
NVIDIA Corp.	16,777	2,543,225
NXP Semiconductors NV	2,071	306,570
QUALCOMM, Inc.	8,861	1,131,904
Skyworks Solutions, Inc.	1,294	119,876
Texas Instruments, Inc.	7,286	1,119,494
		12,418,934
Software–17.32%
†Adobe, Inc.	3,738	1,368,332
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†ANSYS, Inc.	688	$ 164,631
†Atlassian Corp. PLC Class A	1,131	211,949
†Autodesk, Inc.	1,735	298,351
†Cadence Design Systems, Inc.	2,188	328,266
†Crowdstrike Holdings, Inc. Class A	1,688	284,529
†Datadog, Inc. Class A	2,240	213,338
†DocuSign, Inc.	1,561	89,570
†Fortinet, Inc.	6,345	359,000
Intuit, Inc.	2,234	861,073
Microsoft Corp.	35,664	9,159,585
†Palo Alto Networks, Inc.	788	389,225
†Splunk, Inc.	1,253	110,840
†Synopsys, Inc.	1,208	366,870
†Workday, Inc. Class A	1,574	219,699
†Zoom Video Communications, Inc. Class A	1,991	214,968
†Zscaler, Inc.	1,105	165,209
		14,805,435
Specialty Retail–0.62%
†O'Reilly Automotive, Inc.	525	331,674
Ross Stores, Inc.	2,787	195,731
		527,405
Technology Hardware, Storage & Peripherals–12.34%
Apple, Inc.	77,180	10,552,050
		10,552,050
Textiles, Apparel & Luxury Goods–0.31%
†Lululemon Athletica, Inc.	974	265,522
		265,522
Trading Companies & Distributors–0.27%
Fastenal Co.	4,541	226,687
		226,687
Wireless Telecommunication Services–1.56%
†T-Mobile U.S., Inc.	9,918	1,334,368
		1,334,368
Total Common Stock (Cost $99,503,025)		83,861,468

MONEY MARKET FUND–1.91%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	1,635,074	1,635,074
Total Money Market Fund (Cost $1,635,074)		1,635,074

LVIP SSGA Nasdaq-100 Index Fund–4

LVIP SSGA Nasdaq-100 Index Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–100.00% (Cost $101,138,099)	$ 85,496,542
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.00%	3,749
NET ASSETS APPLICABLE TO 10,296,261 SHARES OUTSTANDING–100.00%	$ 85,500,291
NET ASSET VALUE PER SHARE–LVIP SSGA NASDAQ-100 INDEX FUND STANDARD CLASS ($78,646,797 / 9,469,112 Shares)	$8.306
NET ASSET VALUE PER SHARE–LVIP SSGA NASDAQ-100 INDEX FUND SERVICE CLASS ($6,853,494 / 827,149 Shares)	$8.286
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$101,886,190
Distributable earnings/(accumulated loss)	(16,385,899)
TOTAL NET ASSETS	$ 85,500,291

† Non-income producing.
★ Includes $105,000 cash collateral held at broker for futures contracts, $31,635 payable for fund shares redeemed, $40,634 other accrued expenses payable, $25,249 due to manager and affiliates and $22,642 variation margin due to broker on futures contracts as of June 30, 2022.

The following futures contracts were outstanding at June 30, 2022:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
7	E-mini NASDAQ 100	$1,614,130	$1,661,607	9/16/22	$—	$(47,477)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures from the date the contracts were opened through June 30, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund–5

LVIP SSGA Nasdaq-100 Index Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 406,554
Foreign taxes withheld	(900)
405,654
EXPENSES:
Management fees	143,221
Index fees	22,197
Accounting and administration expenses	21,645
Professional fees	14,474
Shareholder servicing fees	14,322
Distribution fees-Service Class	9,939
Reports and statements to shareholders	2,081
Pricing fees	1,966
Trustees’ fees and expenses	1,596
Custodian fees	1,496
Consulting fees	1,196
Other	2,689
236,822
Less:
Expenses reimbursed	(4,644)
Total operating expenses	232,178
NET INVESTMENT INCOME	173,476
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(1,121,385)
Futures contracts	(535,104)
Net realized loss	(1,656,489)
Net change in unrealized appreciation (depreciation) of:
Investments	(33,080,139)
Futures contracts	(80,681)
Net change in unrealized appreciation (depreciation)	(33,160,820)
NET REALIZED AND UNREALIZED LOSS	(34,817,309)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,643,833)
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	2/18/21 * to 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 173,476	$ 189,881
Net realized gain (loss)	(1,656,489)	2,224,413
Net change in unrealized appreciation (depreciation)	(33,160,820)	17,471,786
Net increase (decrease) in net assets resulting from operations	(34,643,833)	19,886,080
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,503,044)
Service Class	—	(125,108)
	—	(1,628,152)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,708,705	111,570,868
Service Class	2,857,768	12,393,639
Reinvestment of dividends and distributions:
Standard Class	—	1,503,044
Service Class	—	125,108
	15,566,473	125,592,659
Cost of shares redeemed:
Standard Class	(8,815,802)	(24,240,460)
Service Class	(2,629,993)	(3,586,681)
	(11,445,795)	(27,827,141)
Increase in net assets derived from capital share transactions	4,120,678	97,765,518
NET INCREASE (DECREASE) IN NET ASSETS	(30,523,155)	116,023,446
NET ASSETS:
Beginning of period	116,023,446	—
End of period	$ 85,500,291	$116,023,446

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund–6

LVIP SSGA Nasdaq-100 Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Nasdaq-100 Index Fund Standard Class
	Six Months Ended 6/30/22[2] (unaudited)	2/18/21 [1] to 12/31/21

Net asset value, beginning of period	$ 11.766	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.018	0.020
Net realized and unrealized gain (loss)	(3.478)	1.916
Total from investment operations	(3.460)	1.936
Less dividends and distributions from:
Net investment income	—	(0.020)
Net realized gain	—	(0.150)
Total dividends and distributions	—	(0.170)
Net asset value, end of period	$ 8.306	$ 11.766
Total return[4]	(29.40%)	19.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 78,647	$106,553
Ratio of expenses to average net assets	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.46%	0.46%
Ratio of net investment income (loss) to average net assets	0.37%	0.21%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.36%	0.20%
Portfolio turnover	20%	28%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund–7

LVIP SSGA Nasdaq-100 Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Nasdaq-100 Index Fund Service Class
	Six Months Ended 6/30/22[2] (unaudited)	2/18/21 [1] to 12/31/21

Net asset value, beginning of period	$ 11.752	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	0.006	(0.004)
Net realized and unrealized gain (loss)	(3.472)	1.916
Total from investment operations	(3.466)	1.912
Less dividends and distributions from:
Net investment income	—	(0.010)
Net realized gain	—	(0.150)
Total dividends and distributions	—	(0.160)
Net asset value, end of period	$ 8.286	$ 11.752
Total return[4]	(29.49%)	19.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 6,853	$ 9,470
Ratio of expenses to average net assets	0.70%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.71%	0.71%
Ratio of net investment income (loss) to average net assets	0.12%	(0.04%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.11%	(0.05%)
Portfolio turnover	20%	28%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund–8

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Nasdaq-100 Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index.
Nasdaq-100® and Nasdaq-100® Indexes are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Lincoln Investment Advisors Corporation. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the Fund.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current period. Management has analyzed the tax positions to be taken on the Fund's federal income tax return through the six months ended June 30, 2022 and the year ended December 31, 2021, and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual
LVIP SSGA Nasdaq-100 Index Fund–9

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
basis.   Taxable non-cash dividends are recorded as dividend income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.29% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.45% of the average daily net assets for the Standard Class and 0.70% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2024	Total
LIAC	$ 6,428	$ 6,428
SSGA Funds Management, Inc. ("SSGA") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIAC, not the Fund, pays SSGA a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$3,426
Legal	612
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Fund reimburses Lincoln Life for the cost of these services. For the six months ended June 30, 2022, these fees were as follows:
Printing and mailing	$111
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$21,253
Distribution fees payable to LFD	1,480
Printing and mailing fees payable to Lincoln Life	391
Shareholder servicing fees payable to Lincoln Life	2,125
LVIP SSGA Nasdaq-100 Index Fund–10

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$24,227,180
Sales	20,480,180
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$101,138,098
Aggregate unrealized appreciation of investments and derivatives	$ 2,952,729
Aggregate unrealized depreciation of investments and derivatives	(18,594,286)
Net unrealized depreciation of investments and derivatives	$ (15,641,557)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Nasdaq-100 Index Fund–11

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$83,861,468	$—	$—	$83,861,468
Money Market Fund	1,635,074	—	—	1,635,074
Total Investments	$85,496,542	$—	$—	$85,496,542
Derivatives:

Liabilities:
Futures Contract	$(47,477)	$—	$—	$(47,477)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	2/18/21 * to
	6/30/22	12/31/21
Shares sold:
Standard Class	1,305,377	11,132,416
Service Class	287,630	1,095,682
Shares reinvested:
Standard Class	—	131,018
Service Class	—	10,917
	1,593,007	12,370,033
Shares redeemed:
Standard Class	(892,598)	(2,207,101)
Service Class	(266,314)	(300,766)
	(1,158,912)	(2,507,867)
Net increase	434,095	9,862,166

*	Date of commencement of operations.
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $100,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the
LVIP SSGA Nasdaq-100 Index Fund–12

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(47,477)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(535,104)	$(80,681)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$1,820,116	$—
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Nasdaq-100 Index Fund–13

LVIP SSGA Nasdaq-100 Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Nasdaq-100 Index Fund–14

LVIP SSGA S&P 500 Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP SSGA S&P 500 Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA S&P 500 Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$799.50	0.23%	$1.03
Service Class Shares	1,000.00	798.50	0.48%	2.14
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.70	0.23%	$1.15
Service Class Shares	1,000.00	1,022.40	0.48%	2.41

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.87%
Aerospace & Defense	1.71%
Air Freight & Logistics	0.67%
Airlines	0.20%
Auto Components	0.10%
Automobiles	2.03%
Banks	3.64%
Beverages	1.85%
Biotechnology	2.19%
Building Products	0.40%
Capital Markets	2.84%
Chemicals	1.77%
Commercial Services & Supplies	0.46%
Communications Equipment	0.78%
Construction & Engineering	0.05%
Construction Materials	0.12%
Consumer Finance	0.52%
Containers & Packaging	0.32%
Distributors	0.14%
Diversified Financial Services	1.53%
Diversified Telecommunication Services	1.15%
Electric Utilities	1.93%
Electrical Equipment	0.50%
Electronic Equipment, Instruments & Components	0.60%
Energy Equipment & Services	0.32%
Entertainment	1.25%
Equity Real Estate Investment Trusts	2.80%
Food & Staples Retailing	1.50%
Food Products	1.12%
Gas Utilities	0.05%
Health Care Equipment & Supplies	2.72%
Health Care Providers & Services	3.44%
Hotels, Restaurants & Leisure	1.81%
Household Durables	0.31%
Household Products	1.54%
Independent Power and Renewable Electricity Producers	0.04%
Industrial Conglomerates	0.81%
Insurance	2.19%
Interactive Media & Services	5.19%
Internet & Direct Marketing Retail	2.98%
IT Services	4.34%
Leisure Products	0.03%
Life Sciences Tools & Services	1.87%
Machinery	1.52%
Media	0.92%
Security Type/Sector	Percentage of Net Assets
Metals & Mining	0.37%
Multiline Retail	0.49%
Multi-Utilities	0.95%
Oil, Gas & Consumable Fuels	3.98%
Personal Products	0.18%
Pharmaceuticals	4.74%
Professional Services	0.30%
Real Estate Management & Development	0.08%
Road & Rail	0.90%
Semiconductors & Semiconductor Equipment	5.14%
Software	8.88%
Specialty Retail	2.05%
Technology Hardware, Storage & Peripherals	6.81%
Textiles, Apparel & Luxury Goods	0.50%
Tobacco	0.71%
Trading Companies & Distributors	0.21%
Water Utilities	0.08%
Wireless Telecommunication Services	0.25%
Money Market Fund	1.01%
Total Investments	99.88%
Receivables and Other Assets Net of Liabilities	0.12%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Apple, Inc.	6.51%
Microsoft Corp.	5.95%
Amazon.com, Inc.	2.88%
Alphabet, Inc. Class A	2.03%
Alphabet, Inc. Class C	1.87%
Tesla, Inc.	1.75%
Berkshire Hathaway, Inc. Class B	1.53%
UnitedHealth Group, Inc.	1.49%
Johnson & Johnson	1.45%
NVIDIA Corp.	1.17%
Total	26.63%

IT–Information Technology

LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.87%
Aerospace & Defense–1.71%
†Boeing Co.	149,289	$ 20,410,792
General Dynamics Corp.	62,980	13,934,325
Howmet Aerospace, Inc.	103,860	3,266,397
Huntington Ingalls Industries, Inc.	10,500	2,287,110
L3Harris Technologies, Inc.	53,406	12,908,230
Lockheed Martin Corp.	64,502	27,733,280
Northrop Grumman Corp.	40,433	19,350,021
Raytheon Technologies Corp.	409,571	39,363,869
Textron, Inc.	60,322	3,683,864
†TransDigm Group, Inc.	14,400	7,728,048
		150,665,936
Air Freight & Logistics–0.67%
CH Robinson Worldwide, Inc.	35,227	3,570,961
Expeditors International of Washington, Inc.	46,276	4,510,059
FedEx Corp.	66,303	15,031,553
United Parcel Service, Inc. Class B	199,524	36,421,111
		59,533,684
Airlines–0.20%
†Alaska Air Group, Inc.	35,900	1,437,795
†American Airlines Group, Inc.	169,900	2,154,332
†Delta Air Lines, Inc.	173,300	5,020,501
†Southwest Airlines Co.	163,081	5,890,486
†United Airlines Holdings, Inc.	89,900	3,184,258
		17,687,372
Auto Components–0.10%
†Aptiv PLC	75,324	6,709,109
BorgWarner, Inc.	63,198	2,108,917
		8,818,026
Automobiles–2.03%
Ford Motor Co.	1,075,602	11,971,450
†General Motors Co.	400,506	12,720,071
†Tesla, Inc.	229,700	154,684,574
		179,376,095
Banks–3.64%
Bank of America Corp.	1,942,501	60,470,056
Citigroup, Inc.	529,062	24,331,561
Citizens Financial Group, Inc.	131,700	4,700,373
Comerica, Inc.	36,852	2,704,200
Fifth Third Bancorp	188,367	6,329,131
First Republic Bank	49,000	7,065,800
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Huntington Bancshares, Inc.	398,320	$ 4,791,790
JPMorgan Chase & Co.	802,160	90,331,238
KeyCorp	255,494	4,402,162
M&T Bank Corp.	48,524	7,734,240
PNC Financial Services Group, Inc.	112,546	17,756,382
Regions Financial Corp.	263,614	4,942,763
Signature Bank	16,600	2,974,886
†SVB Financial Group	16,100	6,359,339
Truist Financial Corp.	363,342	17,233,311
U.S. Bancorp	367,656	16,919,529
Wells Fargo & Co.	1,033,982	40,501,075
Zions Bancorp NA	42,242	2,150,118
		321,697,954
Beverages–1.85%
Brown-Forman Corp. Class B	48,650	3,413,284
Coca-Cola Co.	1,062,297	66,829,104
Constellation Brands, Inc. Class A	44,635	10,402,633
Keurig Dr Pepper, Inc.	199,200	7,049,688
Molson Coors Beverage Co. Class B	49,917	2,720,976
†Monster Beverage Corp.	102,951	9,543,558
PepsiCo, Inc.	377,975	62,993,313
		162,952,556
Biotechnology–2.19%
AbbVie, Inc.	483,149	73,999,101
Amgen, Inc.	145,657	35,438,348
†Biogen, Inc.	40,649	8,289,957
Gilead Sciences, Inc.	341,749	21,123,506
†Incyte Corp.	50,500	3,836,485
†Moderna, Inc.	96,400	13,770,740
†Regeneron Pharmaceuticals, Inc.	29,362	17,356,759
†Vertex Pharmaceuticals, Inc.	69,700	19,640,763
		193,455,659
Building Products–0.40%
A O Smith Corp.	34,400	1,880,992
Allegion PLC	23,725	2,322,678
Carrier Global Corp.	234,561	8,364,445
Fortune Brands Home & Security, Inc.	35,900	2,149,692
Johnson Controls International PLC	191,589	9,173,281
Masco Corp.	67,821	3,431,743
Trane Technologies PLC	63,375	8,230,511
		35,553,342
LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets–2.84%
Ameriprise Financial, Inc.	30,082	$ 7,149,890
Bank of New York Mellon Corp.	202,803	8,458,913
BlackRock, Inc.	38,891	23,686,175
Cboe Global Markets, Inc.	28,300	3,203,277
Charles Schwab Corp.	411,125	25,974,877
CME Group, Inc.	97,853	20,030,509
FactSet Research Systems, Inc.	10,300	3,961,071
Franklin Resources, Inc.	78,456	1,828,809
Goldman Sachs Group, Inc.	92,786	27,559,298
Intercontinental Exchange, Inc.	154,730	14,550,809
Invesco Ltd.	93,239	1,503,945
MarketAxess Holdings, Inc.	10,300	2,636,903
Moody's Corp.	44,142	12,005,300
Morgan Stanley	381,488	29,015,977
MSCI, Inc.	22,300	9,190,945
Nasdaq, Inc.	31,577	4,816,756
Northern Trust Corp.	57,684	5,565,352
Raymond James Financial, Inc.	50,150	4,483,912
S&P Global, Inc.	94,637	31,898,347
State Street Corp.	100,190	6,176,714
T Rowe Price Group, Inc.	63,235	7,184,128
		250,881,907
Chemicals–1.77%
Air Products & Chemicals, Inc.	60,399	14,524,752
Albemarle Corp.	32,100	6,708,258
Celanese Corp.	29,800	3,504,778
CF Industries Holdings, Inc.	58,390	5,005,775
Corteva, Inc.	199,427	10,796,978
Dow, Inc.	202,027	10,426,613
DuPont de Nemours, Inc.	139,649	7,761,691
Eastman Chemical Co.	34,427	3,090,512
Ecolab, Inc.	67,857	10,433,692
FMC Corp.	34,401	3,681,251
International Flavors & Fragrances, Inc.	69,304	8,255,492
Linde PLC	137,280	39,472,118
LyondellBasell Industries NV Class A	71,480	6,251,641
Mosaic Co.	99,547	4,701,605
PPG Industries, Inc.	64,156	7,335,597
Sherwin-Williams Co.	65,648	14,699,244
		156,649,997
Commercial Services & Supplies–0.46%
Cintas Corp.	24,008	8,967,708
†Copart, Inc.	58,000	6,302,280
Republic Services, Inc.	56,437	7,385,910
Rollins, Inc.	63,825	2,228,769
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Waste Management, Inc.	105,271	$ 16,104,358
		40,989,025
Communications Equipment–0.78%
†Arista Networks, Inc.	60,900	5,708,766
Cisco Systems, Inc.	1,133,724	48,341,991
†F5, Inc.	16,996	2,601,068
Juniper Networks, Inc.	87,204	2,485,314
Motorola Solutions, Inc.	45,902	9,621,059
		68,758,198
Construction & Engineering–0.05%
Quanta Services, Inc.	38,187	4,786,359
		4,786,359
Construction Materials–0.12%
Martin Marietta Materials, Inc.	17,300	5,176,852
Vulcan Materials Co.	36,763	5,224,022
		10,400,874
Consumer Finance–0.52%
American Express Co.	168,650	23,378,263
Capital One Financial Corp.	106,630	11,109,780
Discover Financial Services	78,811	7,453,944
Synchrony Financial	141,368	3,904,584
		45,846,571
Containers & Packaging–0.32%
Amcor PLC	420,508	5,226,915
Avery Dennison Corp.	22,543	3,649,035
Ball Corp.	87,356	6,007,472
International Paper Co.	107,601	4,500,950
Packaging Corp. of America	25,600	3,520,000
Sealed Air Corp.	39,697	2,291,311
Westrock Co.	70,618	2,813,421
		28,009,104
Distributors–0.14%
Genuine Parts Co.	39,141	5,205,753
LKQ Corp.	74,100	3,637,569
Pool Corp.	11,000	3,863,530
		12,706,852
Diversified Financial Services–1.53%
†Berkshire Hathaway, Inc. Class B	494,269	134,945,322
		134,945,322
Diversified Telecommunication Services–1.15%
AT&T, Inc.	1,954,540	40,967,158
Lumen Technologies, Inc.	249,077	2,717,430

LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	1,146,758	$ 58,197,969
		101,882,557
Electric Utilities–1.93%
Alliant Energy Corp.	67,200	3,938,592
American Electric Power Co., Inc.	136,878	13,132,075
Constellation Energy Corp.	90,918	5,205,965
Duke Energy Corp.	210,748	22,594,293
Edison International	104,704	6,621,481
Entergy Corp.	55,272	6,225,838
Evergy, Inc.	61,899	4,038,910
Eversource Energy	95,074	8,030,901
Exelon Corp.	266,756	12,089,382
FirstEnergy Corp.	149,706	5,747,213
NextEra Energy, Inc.	537,032	41,598,499
NRG Energy, Inc.	64,855	2,475,515
Pinnacle West Capital Corp.	32,483	2,375,157
PPL Corp.	206,698	5,607,717
Southern Co.	290,326	20,703,147
Xcel Energy, Inc.	146,877	10,393,016
		170,777,701
Electrical Equipment–0.50%
AMETEK, Inc.	64,200	7,054,938
Eaton Corp. PLC	108,717	13,697,255
Emerson Electric Co.	162,330	12,911,728
†Generac Holdings, Inc.	17,200	3,621,976
Rockwell Automation, Inc.	32,290	6,435,720
		43,721,617
Electronic Equipment, Instruments & Components–0.60%
Amphenol Corp. Class A	162,964	10,491,622
CDW Corp.	37,300	5,876,988
Corning, Inc.	203,960	6,426,779
†Keysight Technologies, Inc.	49,400	6,809,790
TE Connectivity Ltd.	88,611	10,026,335
†Teledyne Technologies, Inc.	12,797	4,800,283
†Trimble, Inc.	68,500	3,988,755
†Zebra Technologies Corp. Class A	14,800	4,350,460
		52,771,012
Energy Equipment & Services–0.32%
Baker Hughes Co.	245,197	7,078,837
Halliburton Co.	246,937	7,743,944
Schlumberger NV	382,773	13,687,963
		28,510,744
Entertainment–1.25%
Activision Blizzard, Inc.	212,500	16,545,250
Electronic Arts, Inc.	76,179	9,267,175
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Live Nation Entertainment, Inc.	36,400	$ 3,005,912
†Netflix, Inc.	121,300	21,211,731
†Take-Two Interactive Software, Inc.	43,200	5,293,296
†Walt Disney Co.	497,335	46,948,424
†Warner Bros Discovery, Inc.	600,013	8,052,175
		110,323,963
Equity Real Estate Investment Trusts–2.80%
Alexandria Real Estate Equities, Inc.	40,200	5,830,206
American Tower Corp.	126,703	32,384,020
AvalonBay Communities, Inc.	38,748	7,526,799
Boston Properties, Inc.	38,512	3,426,798
Camden Property Trust	28,300	3,805,784
Crown Castle International Corp.	118,365	19,930,299
Digital Realty Trust, Inc.	76,900	9,983,927
Duke Realty Corp.	102,600	5,637,870
Equinix, Inc.	24,542	16,124,585
Equity Residential	94,442	6,820,601
Essex Property Trust, Inc.	17,900	4,681,029
Extra Space Storage, Inc.	36,900	6,277,428
Federal Realty OP LP	20,400	1,953,096
Four Corners Property Trust, Inc.	1	26
Healthpeak Properties, Inc.	147,223	3,814,548
Host Hotels & Resorts, Inc.	191,051	2,995,680
Iron Mountain, Inc.	78,200	3,807,558
Kimco Realty Corp.	170,245	3,365,744
Mid-America Apartment Communities, Inc.	31,600	5,519,572
Prologis, Inc.	202,387	23,810,830
Public Storage	41,551	12,991,751
Realty Income Corp.	163,100	11,133,206
Regency Centers Corp.	41,500	2,461,365
SBA Communications Corp.	29,600	9,473,480
Simon Property Group, Inc.	89,348	8,480,912
UDR, Inc.	77,700	3,577,308
Ventas, Inc.	108,695	5,590,184
VICI Properties, Inc.	260,200	7,751,358
Vornado Realty Trust	45,274	1,294,384
Welltower, Inc.	120,301	9,906,787
Weyerhaeuser Co.	207,807	6,882,568
		247,239,703
Food & Staples Retailing–1.50%
Costco Wholesale Corp.	121,148	58,063,813
Kroger Co.	185,346	8,772,426
Sysco Corp.	138,518	11,733,860
Walgreens Boots Alliance, Inc.	193,962	7,351,160

LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
Walmart, Inc.	386,395	$ 46,977,904
		132,899,163
Food Products–1.12%
Archer-Daniels-Midland Co.	152,423	11,828,025
Campbell Soup Co.	53,450	2,568,273
Conagra Brands, Inc.	130,752	4,476,948
General Mills, Inc.	166,412	12,555,785
Hershey Co.	40,230	8,655,887
Hormel Foods Corp.	75,672	3,583,826
JM Smucker Co.	29,447	3,769,510
Kellogg Co.	68,877	4,913,685
Kraft Heinz Co.	192,524	7,342,865
Lamb Weston Holdings, Inc.	38,300	2,736,918
McCormick & Co., Inc.	68,738	5,722,439
Mondelez International, Inc. Class A	380,508	23,625,742
Tyson Foods, Inc. Class A	78,950	6,794,437
		98,574,340
Gas Utilities–0.05%
Atmos Energy Corp.	37,600	4,214,960
		4,214,960
Health Care Equipment & Supplies–2.72%
Abbott Laboratories	477,880	51,921,662
†ABIOMED, Inc.	12,900	3,192,879
†Align Technology, Inc.	20,100	4,757,067
Baxter International, Inc.	137,622	8,839,461
Becton Dickinson & Co.	78,413	19,331,157
†Boston Scientific Corp.	389,787	14,527,362
Cooper Cos., Inc.	13,500	4,227,120
DENTSPLY SIRONA, Inc.	61,975	2,214,367
†Dexcom, Inc.	107,200	7,989,616
†Edwards Lifesciences Corp.	170,848	16,245,936
†Hologic, Inc.	69,400	4,809,420
†IDEXX Laboratories, Inc.	23,500	8,242,155
†Intuitive Surgical, Inc.	97,507	19,570,630
Medtronic PLC	368,996	33,117,391
ResMed, Inc.	40,500	8,490,015
STERIS PLC	27,000	5,566,050
Stryker Corp.	92,012	18,303,947
Teleflex, Inc.	12,700	3,122,295
Zimmer Biomet Holdings, Inc.	57,590	6,050,405
		240,518,935
Health Care Providers & Services–3.44%
AmerisourceBergen Corp.	40,678	5,755,123
Cardinal Health, Inc.	76,861	4,017,524
†Centene Corp.	158,974	13,450,790
Cigna Corp.	86,402	22,768,655
CVS Health Corp.	359,142	33,278,098
†DaVita, Inc.	17,228	1,377,551
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Elevance Health, Inc.	66,588	$ 32,134,037
HCA Healthcare, Inc.	61,700	10,369,302
†Henry Schein, Inc.	36,900	2,831,706
Humana, Inc.	34,932	16,350,621
Laboratory Corp. of America Holdings	25,147	5,893,451
McKesson Corp.	39,494	12,883,338
†Molina Healthcare, Inc.	16,200	4,529,682
Quest Diagnostics, Inc.	32,211	4,283,419
UnitedHealth Group, Inc.	256,346	131,666,996
Universal Health Services, Inc. Class B	19,600	1,973,916
		303,564,209
Hotels, Restaurants & Leisure–1.81%
†Booking Holdings, Inc.	11,175	19,544,963
†Caesars Entertainment, Inc.	60,100	2,301,830
†Carnival Corp.	228,591	1,977,312
†Chipotle Mexican Grill, Inc.	7,722	10,094,662
Darden Restaurants, Inc.	35,530	4,019,154
Domino's Pizza, Inc.	10,300	4,014,013
†Expedia Group, Inc.	40,749	3,864,228
Hilton Worldwide Holdings, Inc.	75,800	8,447,152
†Las Vegas Sands Corp.	94,800	3,184,332
Marriott International, Inc. Class A	75,327	10,245,225
McDonald's Corp.	201,818	49,824,828
MGM Resorts International	101,700	2,944,215
†Norwegian Cruise Line Holdings Ltd.	97,600	1,085,312
†Penn National Gaming, Inc.	42,800	1,301,976
†Royal Caribbean Cruises Ltd.	63,100	2,202,821
Starbucks Corp.	314,406	24,017,474
†Wynn Resorts Ltd.	30,350	1,729,343
Yum! Brands, Inc.	78,424	8,901,908
		159,700,748
Household Durables–0.31%
DR Horton, Inc.	87,174	5,770,047
Garmin Ltd.	41,124	4,040,433
Lennar Corp. Class A	71,043	5,013,504
†Mohawk Industries, Inc.	14,700	1,824,123
Newell Brands, Inc.	109,103	2,077,321
†NVR, Inc.	920	3,683,809
PulteGroup, Inc.	68,941	2,732,132
Whirlpool Corp.	16,408	2,541,107
		27,682,476
Household Products–1.54%
Church & Dwight Co., Inc.	67,300	6,236,018
Clorox Co.	34,285	4,833,499

LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products (continued)
Colgate-Palmolive Co.	230,652	$ 18,484,451
Kimberly-Clark Corp.	91,431	12,356,900
Procter & Gamble Co.	655,331	94,230,045
		136,140,913
Independent Power and Renewable Electricity Producers–0.04%
AES Corp.	180,215	3,786,317
		3,786,317
Industrial Conglomerates–0.81%
3M Co.	155,671	20,145,384
General Electric Co.	300,447	19,129,461
Honeywell International, Inc.	185,672	32,271,650
		71,546,495
Insurance–2.19%
Aflac, Inc.	164,422	9,097,469
Allstate Corp.	76,972	9,754,661
American International Group, Inc.	214,944	10,990,087
Aon PLC Class A	58,454	15,763,875
Arthur J Gallagher & Co.	57,100	9,309,584
Assurant, Inc.	15,216	2,630,086
Brown & Brown, Inc.	64,800	3,780,432
Chubb Ltd.	117,446	23,087,535
Cincinnati Financial Corp.	40,875	4,863,307
Everest Re Group Ltd.	10,600	2,970,968
Globe Life, Inc.	24,679	2,405,462
Hartford Financial Services Group, Inc.	93,389	6,110,442
✱Lincoln National Corp.	46,036	2,153,104
Loews Corp.	52,308	3,099,772
Marsh & McLennan Cos., Inc.	137,569	21,357,587
MetLife, Inc.	192,815	12,106,854
Principal Financial Group, Inc.	67,633	4,517,208
Progressive Corp.	159,918	18,593,666
Prudential Financial, Inc.	102,525	9,809,592
Travelers Cos., Inc.	66,206	11,197,421
W R Berkley Corp.	56,400	3,849,864
Willis Towers Watson PLC	30,001	5,921,897
		193,370,873
Interactive Media & Services–5.19%
†Alphabet, Inc. Class A	82,220	179,178,757
†Alphabet, Inc. Class C	75,398	164,929,355
†Match Group, Inc.	78,400	5,463,696
†Meta Platforms, Inc. Class A	626,500	101,023,125
†Twitter, Inc.	206,200	7,709,818
		458,304,751
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail–2.98%
†Amazon.com, Inc.	2,393,160	$ 254,177,524
eBay, Inc.	151,044	6,294,003
†Etsy, Inc.	35,600	2,606,276
		263,077,803
IT Services–4.34%
Accenture PLC Class A	172,567	47,913,227
†Akamai Technologies, Inc.	44,403	4,055,326
Automatic Data Processing, Inc.	115,168	24,189,887
Broadridge Financial Solutions, Inc.	31,800	4,533,090
Cognizant Technology Solutions Corp. Class A	142,816	9,638,652
†DXC Technology Co.	64,450	1,953,479
†EPAM Systems, Inc.	15,900	4,687,002
Fidelity National Information Services, Inc.	166,589	15,271,214
†Fiserv, Inc.	162,524	14,459,760
†FleetCor Technologies, Inc.	22,200	4,664,442
†Gartner, Inc.	22,600	5,465,358
Global Payments, Inc.	78,045	8,634,899
International Business Machines Corp.	245,363	34,642,802
Jack Henry & Associates, Inc.	19,600	3,528,392
Mastercard, Inc. Class A	234,520	73,986,370
Paychex, Inc.	87,076	9,915,344
†PayPal Holdings, Inc.	318,544	22,247,113
†VeriSign, Inc.	27,187	4,549,201
Visa, Inc. Class A	449,528	88,507,568
		382,843,126
Leisure Products–0.03%
Hasbro, Inc.	36,884	3,020,062
		3,020,062
Life Sciences Tools & Services–1.87%
Agilent Technologies, Inc.	82,337	9,779,165
†Bio-Rad Laboratories, Inc. Class A	5,700	2,821,500
Bio-Techne Corp.	10,500	3,639,720
†Charles River Laboratories International, Inc.	13,500	2,888,595
Danaher Corp.	176,601	44,771,886
†Illumina, Inc.	42,600	7,853,736
†IQVIA Holdings, Inc.	52,100	11,305,179
†Mettler-Toledo International, Inc.	6,200	7,122,374
PerkinElmer, Inc.	34,375	4,888,812
Thermo Fisher Scientific, Inc.	107,653	58,485,722
†Waters Corp.	16,916	5,598,858

LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc.	20,600	$ 6,228,822
		165,384,369
Machinery–1.52%
Caterpillar, Inc.	145,381	25,988,308
Cummins, Inc.	38,929	7,533,929
Deere & Co.	76,700	22,969,349
Dover Corp.	39,851	4,834,723
Fortive Corp.	98,271	5,343,977
IDEX Corp.	20,400	3,705,252
Illinois Tool Works, Inc.	78,119	14,237,188
Ingersoll Rand, Inc.	110,681	4,657,457
Nordson Corp.	15,100	3,056,844
Otis Worldwide Corp.	116,180	8,210,441
PACCAR, Inc.	96,355	7,933,871
Parker-Hannifin Corp.	34,882	8,582,716
Pentair PLC	47,194	2,160,069
Snap-on, Inc.	14,275	2,812,603
Stanley Black & Decker, Inc.	40,440	4,240,538
Westinghouse Air Brake Technologies Corp.	51,009	4,186,819
Xylem, Inc.	49,273	3,852,163
		134,306,247
Media–0.92%
†Charter Communications, Inc. Class A	31,500	14,758,695
Comcast Corp. Class A	1,220,044	47,874,527
†DISH Network Corp. Class A	71,613	1,284,021
Fox Corp. Class A	130,485	4,088,733
Interpublic Group of Cos., Inc.	105,980	2,917,630
News Corp. Class A	150,890	2,362,708
Omnicom Group, Inc.	57,997	3,689,189
Paramount Global Class B	165,300	4,079,604
		81,055,107
Metals & Mining–0.37%
Freeport-McMoRan, Inc.	404,361	11,831,603
Newmont Corp.	216,732	12,932,398
Nucor Corp.	74,843	7,814,358
		32,578,359
Multiline Retail–0.49%
Dollar General Corp.	63,329	15,543,470
†Dollar Tree, Inc.	62,283	9,706,805
Target Corp.	125,838	17,772,101
		43,022,376
Multi-Utilities–0.95%
Ameren Corp.	70,201	6,343,362
CenterPoint Energy, Inc.	168,135	4,973,433
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
CMS Energy Corp.	78,638	$ 5,308,065
Consolidated Edison, Inc.	96,812	9,206,821
Dominion Energy, Inc.	221,652	17,690,046
DTE Energy Co.	53,492	6,780,111
NiSource, Inc.	104,495	3,081,558
Public Service Enterprise Group, Inc.	140,289	8,877,488
Sempra Energy	86,988	13,071,687
WEC Energy Group, Inc.	87,258	8,781,645
		84,114,216
Oil, Gas & Consumable Fuels–3.98%
APA Corp.	98,426	3,435,067
Chevron Corp.	536,616	77,691,264
ConocoPhillips	356,352	32,003,973
Coterra Energy, Inc.	221,396	5,709,803
Devon Energy Corp.	171,614	9,457,648
Diamondback Energy, Inc.	46,800	5,669,820
EOG Resources, Inc.	160,202	17,692,709
Exxon Mobil Corp.	1,150,810	98,555,368
Hess Corp.	76,020	8,053,559
Kinder Morgan, Inc.	528,781	8,862,370
Marathon Oil Corp.	190,529	4,283,092
Marathon Petroleum Corp.	147,030	12,087,336
Occidental Petroleum Corp.	241,438	14,215,869
ONEOK, Inc.	120,877	6,708,674
Phillips 66	130,671	10,713,715
Pioneer Natural Resources Co.	61,814	13,789,467
Valero Energy Corp.	111,445	11,844,375
Williams Cos., Inc.	330,718	10,321,709
		351,095,818
Personal Products–0.18%
Estee Lauder Cos., Inc. Class A	63,367	16,137,674
		16,137,674
Pharmaceuticals–4.74%
Bristol-Myers Squibb Co.	580,866	44,726,682
†Catalent, Inc.	49,100	5,267,939
Eli Lilly & Co.	215,328	69,815,797
Johnson & Johnson	719,881	127,786,076
Merck & Co., Inc.	690,181	62,923,802
Organon & Co.	67,138	2,265,907
Pfizer, Inc.	1,534,048	80,430,137
Viatris, Inc.	330,151	3,456,681
Zoetis, Inc.	128,921	22,160,231
		418,833,252
Professional Services–0.30%
Equifax, Inc.	33,818	6,181,254
Jacobs Engineering Group, Inc.	35,034	4,453,873

LVIP SSGA S&P 500 Index Fund–8

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Leidos Holdings, Inc.	38,000	$ 3,826,980
Nielsen Holdings PLC	94,500	2,194,290
Robert Half International, Inc.	29,417	2,203,039
Verisk Analytics, Inc.	44,800	7,754,432
		26,613,868
Real Estate Management & Development–0.08%
†CBRE Group, Inc. Class A	90,476	6,659,938
		6,659,938
Road & Rail–0.90%
CSX Corp.	604,112	17,555,495
JB Hunt Transport Services, Inc.	22,500	3,543,075
Norfolk Southern Corp.	66,032	15,008,413
Old Dominion Freight Line, Inc.	25,500	6,535,140
Union Pacific Corp.	171,302	36,535,291
		79,177,414
Semiconductors & Semiconductor Equipment–5.14%
†Advanced Micro Devices, Inc.	446,383	34,134,908
Analog Devices, Inc.	143,523	20,967,275
Applied Materials, Inc.	243,453	22,149,354
Broadcom, Inc.	111,485	54,160,528
†Enphase Energy, Inc.	37,400	7,301,976
Intel Corp.	1,112,128	41,604,708
KLA Corp.	41,421	13,216,613
Lam Research Corp.	38,150	16,257,622
Microchip Technology, Inc.	152,706	8,869,164
Micron Technology, Inc.	306,759	16,957,638
Monolithic Power Systems, Inc.	11,800	4,531,672
NVIDIA Corp.	683,540	103,617,829
NXP Semiconductors NV	72,300	10,702,569
†ON Semiconductor Corp.	117,300	5,901,363
†Qorvo, Inc.	30,500	2,876,760
QUALCOMM, Inc.	307,724	39,308,664
Skyworks Solutions, Inc.	45,700	4,233,648
†SolarEdge Technologies, Inc.	14,400	3,940,992
Teradyne, Inc.	45,600	4,083,480
Texas Instruments, Inc.	252,224	38,754,218
		453,570,981
Software–8.88%
†Adobe, Inc.	128,800	47,148,528
†ANSYS, Inc.	24,200	5,790,818
†Autodesk, Inc.	59,703	10,266,528
†Cadence Design Systems, Inc.	76,100	11,417,283
†Ceridian HCM Holding, Inc.	37,500	1,765,500
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Citrix Systems, Inc.	33,256	$ 3,231,485
†Fortinet, Inc.	184,500	10,439,010
Intuit, Inc.	77,740	29,964,106
Microsoft Corp.	2,046,588	525,625,196
NortonLifeLock, Inc.	155,325	3,410,937
Oracle Corp.	430,978	30,112,433
†Paycom Software, Inc.	13,500	3,781,620
†PTC, Inc.	28,000	2,977,520
Roper Technologies, Inc.	28,764	11,351,713
†Salesforce, Inc.	271,936	44,880,317
†ServiceNow, Inc.	55,000	26,153,600
†Synopsys, Inc.	41,800	12,694,660
†Tyler Technologies, Inc.	11,000	3,657,280
		784,668,534
Specialty Retail–2.05%
Advance Auto Parts, Inc.	17,200	2,977,148
†AutoZone, Inc.	5,427	11,663,274
Bath & Body Works, Inc.	69,243	1,864,022
Best Buy Co., Inc.	58,077	3,786,040
†CarMax, Inc.	45,009	4,072,414
Home Depot, Inc.	282,185	77,394,880
Lowe's Cos., Inc.	180,297	31,492,477
†O'Reilly Automotive, Inc.	18,357	11,597,218
Ross Stores, Inc.	96,226	6,757,952
TJX Cos., Inc.	319,592	17,849,213
Tractor Supply Co.	30,800	5,970,580
†Ulta Beauty, Inc.	14,900	5,743,652
		181,168,870
Technology Hardware, Storage & Peripherals–6.81%
Apple, Inc.	4,207,456	575,243,385
Hewlett Packard Enterprise Co.	358,376	4,752,066
HP, Inc.	294,576	9,656,201
NetApp, Inc.	61,143	3,988,969
Seagate Technology Holdings PLC	54,072	3,862,904
†Western Digital Corp.	84,334	3,780,693
		601,284,218
Textiles, Apparel & Luxury Goods–0.50%
NIKE, Inc. Class B	346,068	35,368,149
PVH Corp.	20,533	1,168,328
Ralph Lauren Corp.	13,872	1,243,625
Tapestry, Inc.	70,334	2,146,594
VF Corp.	89,252	3,942,261
		43,868,957
Tobacco–0.71%
Altria Group, Inc.	497,101	20,763,909
Philip Morris International, Inc.	424,316	41,896,962
		62,660,871

LVIP SSGA S&P 500 Index Fund–9

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.21%
Fastenal Co.	159,706	$ 7,972,523
†United Rentals, Inc.	20,000	4,858,200
WW Grainger, Inc.	11,953	5,431,802
		18,262,525
Water Utilities–0.08%
American Water Works Co., Inc.	50,300	7,483,131
		7,483,131
Wireless Telecommunication Services–0.25%
†T-Mobile U.S., Inc.	160,815	21,636,050
		21,636,050
Total Common Stock (Cost $3,261,002,552)		8,731,770,076

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.01%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	88,819,863	$ 88,819,863
Total Money Market Fund (Cost $88,819,863)		88,819,863

TOTAL INVESTMENTS–99.88% (Cost $3,349,822,415)	8,820,589,939
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	10,846,331
NET ASSETS APPLICABLE TO 367,336,148 SHARES OUTSTANDING–100.00%	$8,831,436,270
NET ASSET VALUE PER SHARE–LVIP SSGA S&P 500 INDEX FUND STANDARD CLASS ($7,130,154,586 / 296,436,071 Shares)	$24.053
NET ASSET VALUE PER SHARE–LVIP SSGA S&P 500 INDEX FUND SERVICE CLASS ($1,701,281,684 / 70,900,077 Shares)	$23.995
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$2,367,583,264
Distributable earnings/(accumulated loss)	6,463,853,006
TOTAL NET ASSETS	$8,831,436,270

† Non-income producing.
✱ Considered an affiliated investment. See Note 2 in “Notes.”
★ Includes $5,313,000 cash collateral held at broker for futures contracts, $1,285,052 payable for fund shares redeemed, $598,951 other accrued expenses payable, $1,856,958 due to manager and affiliates and $803,271 variation margin due to broker on futures contracts as of June 30, 2022.

The following futures contracts were outstanding at June 30, 2022:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
506	E-mini S&P 500 Index	$95,874,350	$94,868,134	9/16/22	$1,006,216	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
LVIP SSGA S&P 500 Index Fund–10

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund–11

LVIP SSGA S&P 500 Index Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 77,742,923
Dividends from affiliated investments	43,547
Foreign taxes withheld	(18,506)
77,767,964
EXPENSES:
Management fees	8,338,976
Distribution fees-Service Class	2,401,546
Shareholder servicing fees	1,457,511
Accounting and administration expenses	893,589
Index fees	541,429
Trustees’ fees and expenses	159,232
Professional fees	94,991
Reports and statements to shareholders	61,750
Custodian fees	23,891
Consulting fees	4,377
Pricing fees	4,307
Other	92,979
14,074,578
Less:
Management fees waived	(9,917)
Total operating expenses	14,064,661
NET INVESTMENT INCOME	63,703,303
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	224,138
Sale of unaffiliated investments	195,612,204
Futures contracts	(18,087,432)
Net realized gain	177,748,910
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(1,195,734)
Unaffiliated investments	(2,488,487,016)
Futures contracts	(825,582)
Net change in unrealized appreciation (depreciation)	(2,490,508,332)
NET REALIZED AND UNREALIZED LOSS	(2,312,759,422)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,249,056,119)
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 63,703,303	$ 118,882,824
Net realized gain	177,748,910	891,735,331
Net change in unrealized appreciation (depreciation)	(2,490,508,332)	1,675,086,790
Net increase (decrease) in net assets resulting from operations	(2,249,056,119)	2,685,704,945
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(246,984,254)
Service Class	—	(52,689,120)
	—	(299,673,374)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	289,163,641	413,903,151
Service Class	132,636,132	233,506,824
Reinvestment of dividends and distributions:
Standard Class	—	246,984,254
Service Class	—	52,689,120
	421,799,773	947,083,349
Cost of shares redeemed:
Standard Class	(592,484,731)	(1,875,234,318)
Service Class	(167,870,552)	(320,379,237)
	(760,355,283)	(2,195,613,555)
Decrease in net assets derived from capital share transactions	(338,555,510)	(1,248,530,206)
NET INCREASE (DECREASE) IN NET ASSETS	(2,587,611,629)	1,137,501,365
NET ASSETS:
Beginning of period	11,419,047,899	10,281,546,534
End of period	$ 8,831,436,270	$11,419,047,899
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund–12

LVIP SSGA S&P 500 Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA S&P 500 Index Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 30.085	$ 24.087	$ 20.989	$ 16.898	$ 18.385	$ 15.562
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.031)	0.314	0.330	0.343	0.320	0.306
Net realized and unrealized gain (loss)	(6.001)	6.493	3.424	4.863	(1.110)	3.035
Total from investment operations	(6.032)	6.807	3.754	5.206	(0.790)	3.341
Less dividends and distributions from:
Net investment income	—	(0.357)	(0.350)	(0.334)	(0.349)	(0.330)
Net realized gain	—	(0.452)	(0.306)	(0.781)	(0.348)	(0.188)
Total dividends and distributions	—	(0.809)	(0.656)	(1.115)	(0.697)	(0.518)
Net asset value, end of period	$ 24.053	$ 30.085	$ 24.087	$ 20.989	$ 16.898	$ 18.385
Total return[3]	(20.05%)	28.42%	18.03%	31.20%	(4.64%)	21.57%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,130,155	$9,250,241	$8,511,057	$7,701,580	$5,750,684	$6,790,531
Ratio of expenses to average net assets	0.23%	0.23%	0.23%	0.23%	0.24%	0.23%
Ratio of net investment income (loss) to average net assets	(0.23%)	1.15%	1.58%	1.76%	1.69%	1.79%
Portfolio turnover	1%	2%	7%	3%	3%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund–13

LVIP SSGA S&P 500 Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA S&P 500 Index Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 30.051	$ 24.065	$ 20.977	$ 16.894	$ 18.378	$ 15.560
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.065)	0.246	0.277	0.294	0.272	0.263
Net realized and unrealized gain (loss)	(5.991)	6.481	3.414	4.857	(1.107)	3.031
Total from investment operations	(6.056)	6.727	3.691	5.151	(0.835)	3.294
Less dividends and distributions from:
Net investment income	—	(0.289)	(0.297)	(0.287)	(0.301)	(0.288)
Net realized gain	—	(0.452)	(0.306)	(0.781)	(0.348)	(0.188)
Total dividends and distributions	—	(0.741)	(0.603)	(1.068)	(0.649)	(0.476)
Net asset value, end of period	$ 23.995	$ 30.051	$ 24.065	$ 20.977	$ 16.894	$ 18.378
Total return[3]	(20.15%)	28.10%	17.74%	30.87%	(4.88%)	21.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,701,282	$2,168,807	$1,770,490	$1,523,447	$1,155,288	$1,250,684
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.49%	0.48%
Ratio of net investment income (loss) to average net assets	(0.48%)	0.90%	1.33%	1.51%	1.44%	1.54%
Portfolio turnover	1%	2%	7%	3%	3%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund–14

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is as a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA S&P 500 Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI", and has been licensed for use by the investment adviser on behalf of the Fund. Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the investment adviser on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in the Fund nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP SSGA S&P 500 Index Fund–15

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2022.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.24% of the first $500 million of the Fund’s average daily net assets; 0.20% of the next $500 million; and 0.16% of the Fund’s average daily net assets in excess of $1 billion.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.002% of the first $1 Billion of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$346,597
Legal	61,873
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $22,513 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP SSGA S&P 500 Index Fund–16

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$1,243,965
Distribution fees payable to LFD	360,003
Printing and mailing fees payable to Lincoln Life	36,162
Shareholder servicing fees payable to Lincoln Life	216,828
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
EQUITY INVESTMENT-0.02%@
Insurance-0.02% @
Lincoln National Corp.	$3,463,239	$—	$338,539	$224,138	$(1,195,734)	$2,153,104	46,036	$43,547	$—

@ As a percentage of Net Assets as of June 30, 2022.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 60,404,855
Sales	357,662,374
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$3,349,822,415
Aggregate unrealized appreciation of investments and derivatives	$5,638,530,472
Aggregate unrealized depreciation of investments and derivatives	(166,756,732)
Net unrealized appreciation of investments and derivatives	$5,471,773,740
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
LVIP SSGA S&P 500 Index Fund–17

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$8,731,770,076	$—	$—	$8,731,770,076
Money Market Fund	88,819,863	—	—	88,819,863
Total Investments	$8,820,589,939	$—	$—	$8,820,589,939
Derivatives:

Assets:
Futures Contract	$1,006,216	$—	$—	$1,006,216
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	10,689,460	15,025,745
Service Class	4,889,476	8,483,803
Shares reinvested:
Standard Class	—	8,545,659
Service Class	—	1,828,219
	15,578,936	33,883,426
Shares redeemed:
Standard Class	(21,721,168)	(69,450,826)
Service Class	(6,160,936)	(11,712,053)
	(27,882,104)	(81,162,879)
Net decrease	(12,303,168)	(47,279,453)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $100,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
LVIP SSGA S&P 500 Index Fund–18

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$1,006,216	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(18,087,432)	$(825,582)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$82,328,159	$—
7. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2022. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings,
LVIP SSGA S&P 500 Index Fund–19

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA S&P 500 Index Fund–20

LVIP SSGA S&P 500 Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA S&P 500 Index Fund–21

LVIP SSGA Short-Term Bond Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP SSGA Short-Term Bond Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Short-Term Bond Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$965.40	0.36%	$1.75
Service Class Shares	1,000.00	964.10	0.61%	2.97
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.00	0.36%	$1.81
Service Class Shares	1,000.00	1,021.80	0.61%	3.06

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Short-Term Bond Index Fund–1

LVIP SSGA Short-Term Bond Index Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Corporate Bonds	99.35%
Advertising	0.19%
Aerospace & Defense	1.70%
Agriculture	1.25%
Airlines	0.10%
Apparel	0.13%
Auto Manufacturers	3.97%
Auto Parts & Equipment	0.10%
Banks	36.24%
Beverages	0.78%
Biotechnology	1.30%
Building Materials	0.56%
Chemicals	0.55%
Commercial Services	0.74%
Computers	2.49%
Cosmetics & Personal Care	0.62%
Distribution/Wholesale	0.06%
Diversified Financial Services	5.81%
Electric	4.54%
Electronics	0.36%
Entertainment	0.48%
Environmental Control	0.10%
Food	0.97%
Forest Products & Paper	0.24%
Gas	0.48%
Health Care Products	0.92%
Health Care Services	1.31%
Home Builders	0.29%
Insurance	1.04%
Internet	1.90%
Investment Companies	0.93%
Iron & Steel	0.24%
Leisure Time	0.09%
Lodging	0.17%
Machinery Construction & Mining	1.00%
Machinery Diversified	1.66%
Media	1.19%
Mining	0.14%
Miscellaneous Manufacturing	0.54%
Office Business Equipment	0.23%
Oil & Gas	2.88%
Oil & Gas Services	0.33%
Packaging & Containers	0.33%
Pharmaceuticals	5.32%
Pipelines	3.37%
Private Equity	0.14%
Security Type/Sector	Percentage of Net Assets
Real Estate Investment Trusts	2.77%
Retail	1.25%
Semiconductors	1.61%
Shipbuilding	0.09%
Software	3.13%
Telecommunications	1.75%
Toys Games Hobby	0.13%
Transportation	0.84%
Money Market Fund	3.74%
Total Investments	103.09%
Liabilities Net of Receivables and Other Assets	(3.09%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Credit Quality Ratings (as a % of fixed income investments)#
AAA	1.67%
AA	17.03%
A	45.63%
BBB	35.67%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP SSGA Short-Term Bond Index Fund–2

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–99.35%
Advertising–0.19%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65% 11/1/24	500,000	$ 495,594
		495,594
Aerospace & Defense–1.70%
Boeing Co.
1.43% 2/4/24	1,000,000	955,229
1.95% 2/1/24	250,000	241,925
4.51% 5/1/23	250,000	250,589
4.88% 5/1/25	1,000,000	996,309
General Dynamics Corp.
3.25% 4/1/25	250,000	247,925
3.50% 5/15/25	500,000	497,676
Northrop Grumman Corp.
2.93% 1/15/25	350,000	342,283
3.25% 8/1/23	300,000	300,069
Raytheon Technologies Corp. 3.20% 3/15/24	250,000	247,708
Teledyne Technologies, Inc. 0.95% 4/1/24	250,000	236,401
		4,316,114
Agriculture–1.25%
Altria Group, Inc.
2.35% 5/6/25	350,000	330,470
4.00% 1/31/24	350,000	350,725
BAT Capital Corp. 3.22% 8/15/24	700,000	680,404
Bunge Ltd. Finance Corp. 3.00% 9/25/22	200,000	199,959
Philip Morris International, Inc.
1.13% 5/1/23	285,000	279,607
1.50% 5/1/25	350,000	328,250
2.88% 5/1/24	250,000	247,137
Reynolds American, Inc.
4.45% 6/12/25	250,000	248,495
4.85% 9/15/23	500,000	504,955
		3,170,002
Airlines–0.10%
Southwest Airlines Co. 5.25% 5/4/25	250,000	254,709
		254,709
Apparel–0.13%
NIKE, Inc. 2.40% 3/27/25	350,000	340,841
		340,841
Auto Manufacturers–3.97%
American Honda Finance Corp.
0.65% 9/8/23	190,000	184,230
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
American Honda Finance Corp. (continued)
0.75% 8/9/24	1,000,000	$ 940,519
1.50% 1/13/25	200,000	189,788
3.55% 1/12/24	250,000	250,347
General Motors Co.
4.88% 10/2/23	750,000	757,190
5.40% 10/2/23	600,000	608,963
General Motors Financial Co., Inc.
1.05% 3/8/24	895,000	848,458
1.20% 10/15/24	235,000	218,529
1.70% 8/18/23	455,000	443,617
2.90% 2/26/25	250,000	238,587
3.80% 4/7/25	95,000	92,616
4.35% 4/9/25	250,000	246,918
Honda Motor Co. Ltd. 2.27% 3/10/25	335,000	322,244
PACCAR Financial Corp.
0.35% 8/11/23	400,000	387,108
0.35% 2/2/24	80,000	76,321
0.50% 8/9/24	140,000	131,704
0.90% 11/8/24	100,000	94,405
2.85% 4/7/25	200,000	196,022
3.15% 6/13/24	60,000	59,745
Toyota Motor Corp. 0.68% 3/25/24	300,000	286,203
Toyota Motor Credit Corp.
0.45% 1/11/24	350,000	335,075
0.50% 8/14/23	1,060,000	1,027,848
0.50% 6/18/24	250,000	235,956
0.63% 9/13/24	440,000	413,380
1.45% 1/13/25	150,000	142,151
1.80% 2/13/25	250,000	238,342
2.50% 3/22/24	110,000	108,308
3.00% 4/1/25	500,000	490,481
3.45% 9/20/23	350,000	350,879
3.95% 6/30/25	175,000	175,628
		10,091,562
Auto Parts & Equipment–0.10%
Magna International, Inc. 3.63% 6/15/24	250,000	249,905
		249,905
Banks–36.24%
Banco Bilbao Vizcaya Argentaria SA 0.88% 9/18/23	450,000	434,060
Banco Santander SA
2.71% 6/27/24	500,000	485,193
2.75% 5/28/25	350,000	331,412
3.50% 3/24/25	200,000	195,362
3.89% 5/24/24	200,000	198,952
LVIP SSGA Short-Term Bond Index Fund–3

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp.
μ0.81% 10/24/24	600,000	$ 571,830
μ0.98% 4/22/25	700,000	658,399
μ0.98% 9/25/25	500,000	462,595
μ1.32% 6/19/26	750,000	681,780
μ1.49% 5/19/24	450,000	439,762
μ1.53% 12/6/25	400,000	372,178
μ1.84% 2/4/25	400,000	385,584
μ2.02% 2/13/26	250,000	234,308
μ2.46% 10/22/25	500,000	476,252
μ3.37% 1/23/26	500,000	484,246
μ3.38% 4/2/26	350,000	339,257
μ3.46% 3/15/25	750,000	739,180
μ3.84% 4/25/25	1,000,000	994,921
μ3.86% 7/23/24	650,000	647,146
3.95% 4/21/25	250,000	246,576
4.00% 1/22/25	500,000	497,779
4.10% 7/24/23	300,000	302,877
4.13% 1/22/24	250,000	252,668
4.20% 8/26/24	750,000	751,434
Bank of Montreal
0.40% 9/15/23	170,000	164,127
0.45% 12/8/23	355,000	340,964
0.63% 7/9/24	1,180,000	1,109,929
1.50% 1/10/25	395,000	372,770
2.15% 3/8/24	300,000	293,378
3.70% 6/7/25	205,000	203,185
μ4.34% 10/5/28	250,000	249,696
Bank of New York Mellon Corp.
0.35% 12/7/23	415,000	399,766
0.50% 4/26/24	500,000	474,707
0.85% 10/25/24	400,000	376,587
2.20% 8/16/23	300,000	296,833
3.35% 4/25/25	250,000	247,139
3.43% 6/13/25	250,000	247,988
3.45% 8/11/23	350,000	350,887
Bank of Nova Scotia
0.40% 9/15/23	200,000	193,102
0.55% 9/15/23	350,000	338,412
0.65% 7/31/24	420,000	393,724
0.70% 4/15/24	250,000	237,030
1.45% 1/10/25	190,000	179,807
2.44% 3/11/24	200,000	195,769
3.40% 2/11/24	500,000	497,589
3.45% 4/11/25	650,000	641,420
Barclays PLC
μ1.01% 12/10/24	740,000	702,323
μ2.85% 5/7/26	350,000	330,504
3.65% 3/16/25	250,000	244,474
μ3.93% 5/7/25	750,000	737,784
BNP Paribas SA 4.25% 10/15/24	250,000	248,986
BPCE SA 4.00% 4/15/24	350,000	349,350
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Canadian Imperial Bank of Commerce
0.50% 12/14/23	250,000	$ 239,492
1.00% 10/18/24	380,000	354,609
2.25% 1/28/25	250,000	239,647
3.10% 4/2/24	250,000	247,335
3.30% 4/7/25	70,000	68,651
Citigroup, Inc.
μ0.78% 10/30/24	750,000	714,972
μ0.98% 5/1/25	1,375,000	1,288,140
μ1.28% 11/3/25	500,000	464,239
μ2.01% 1/25/26	500,000	468,404
μ3.11% 4/8/26	500,000	479,978
μ3.29% 3/17/26	1,000,000	966,789
μ4.14% 5/24/25	225,000	224,081
4.40% 6/10/25	500,000	499,253
μCitizens Bank NA 4.12% 5/23/25	500,000	498,037
Comerica, Inc. 3.70% 7/31/23	300,000	299,801
Cooperatieve Rabobank UA
0.38% 1/12/24	575,000	546,832
1.38% 1/10/25	250,000	235,176
Credit Suisse AG
0.50% 2/2/24	290,000	273,346
0.52% 8/9/23	350,000	337,642
2.95% 4/9/25	1,100,000	1,052,784
3.63% 9/9/24	500,000	490,951
3.70% 2/21/25	375,000	366,154
Credit Suisse Group AG 3.75% 3/26/25	600,000	581,183
Deutsche Bank AG
0.90% 5/28/24	150,000	140,531
0.96% 11/8/23	200,000	191,613
μ1.45% 4/1/25	250,000	233,614
μ2.22% 9/18/24	815,000	785,746
μ3.96% 11/26/25	500,000	483,026
4.16% 5/13/25	155,000	153,593
Discover Bank 4.20% 8/8/23	250,000	250,862
Fifth Third Bancorp
2.38% 1/28/25	250,000	239,416
3.65% 1/25/24	500,000	497,884
Goldman Sachs Group, Inc.
μ0.66% 9/10/24	400,000	382,702
μ0.67% 3/8/24	600,000	586,179
μ0.93% 10/21/24	350,000	334,690
1.22% 12/6/23	250,000	240,851
μ1.76% 1/24/25	220,000	211,488
3.00% 3/15/24	400,000	394,657
μ3.27% 9/29/25	1,000,000	971,569
3.50% 1/23/25	350,000	344,805
3.50% 4/1/25	750,000	735,191
3.63% 2/20/24	350,000	348,868
3.75% 5/22/25	500,000	494,005
3.85% 7/8/24	500,000	501,076

LVIP SSGA Short-Term Bond Index Fund–4

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc. (continued)
4.00% 3/3/24	750,000	$ 752,344
μHSBC Holdings PLC
0.73% 8/17/24	200,000	191,740
0.98% 5/24/25	1,100,000	1,025,669
1.16% 11/22/24	500,000	477,347
1.65% 4/18/26	350,000	320,632
2.63% 11/7/25	750,000	715,145
3.00% 3/10/26	200,000	190,368
3.80% 3/11/25	750,000	739,498
4.18% 12/9/25	500,000	492,056
HSBC USA, Inc. 3.75% 5/24/24	250,000	248,531
Huntington Bancshares, Inc. 2.63% 8/6/24	250,000	242,764
Huntington National Bank
3.55% 10/6/23	250,000	249,632
μ4.01% 5/16/25	250,000	249,702
ING Groep NV
μ3.87% 3/28/26	650,000	636,945
4.10% 10/2/23	500,000	501,332
JPMorgan Chase & Co.
μ0.56% 2/16/25	670,000	631,027
μ0.65% 9/16/24	265,000	253,970
μ0.77% 8/9/25	415,000	384,899
μ0.82% 6/1/25	675,000	630,789
μ0.97% 6/23/25	1,000,000	934,799
μ1.56% 12/10/25	600,000	560,536
μ2.08% 4/22/26	1,250,000	1,168,841
μ2.30% 10/15/25	750,000	714,153
μ2.60% 2/24/26	500,000	475,220
μ3.80% 7/23/24	1,000,000	996,277
3.85% 6/14/25	400,000	396,058
μ4.02% 12/5/24	600,000	597,943
μ4.08% 4/26/26	750,000	740,645
KeyBank NA 3.30% 6/1/25	250,000	246,343
μKeyCorp 3.88% 5/23/25	65,000	64,519
Lloyds Banking Group PLC
μ0.70% 5/11/24	315,000	305,778
μ2.44% 2/5/26	250,000	236,563
μ3.51% 3/18/26	250,000	243,389
μ3.87% 7/9/25	350,000	345,643
3.90% 3/12/24	250,000	248,494
4.05% 8/16/23	550,000	551,342
4.45% 5/8/25	250,000	250,218
Mitsubishi UFJ Financial Group, Inc.
μ0.85% 9/15/24	1,350,000	1,299,654
μ0.96% 10/11/25	250,000	231,572
2.19% 2/25/25	250,000	237,268
2.80% 7/18/24	500,000	487,043
3.76% 7/26/23	600,000	599,454
3.78% 3/2/25	250,000	248,134
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μMizuho Financial Group, Inc.
0.85% 9/8/24	900,000	$ 865,300
1.24% 7/10/24	500,000	486,067
Morgan Stanley
μ0.79% 1/22/25	1,100,000	1,039,803
μ0.79% 5/30/25	750,000	698,187
μ1.16% 10/21/25	1,245,000	1,153,457
μ2.19% 4/28/26	500,000	468,076
μ3.62% 4/17/25	300,000	296,159
3.70% 10/23/24	250,000	249,463
3.88% 4/29/24	1,150,000	1,151,465
National Bank of Canada 0.75% 8/6/24	250,000	233,108
NatWest Group PLC
3.88% 9/12/23	720,000	717,627
μ4.27% 3/22/25	1,000,000	989,718
PNC Bank NA
2.50% 8/27/24	250,000	242,934
3.25% 6/1/25	350,000	344,527
3.50% 6/8/23	250,000	249,986
3.80% 7/25/23	300,000	300,815
PNC Financial Services Group, Inc. 3.50% 1/23/24	250,000	250,035
Royal Bank of Canada
0.43% 1/19/24	345,000	330,472
0.50% 10/26/23	520,000	502,875
0.65% 7/29/24	400,000	375,848
0.75% 10/7/24	250,000	233,450
1.15% 6/10/25	250,000	231,291
1.60% 1/21/25	400,000	378,616
2.55% 7/16/24	350,000	341,744
3.38% 4/14/25	250,000	246,687
Santander Holdings USA, Inc.
3.45% 6/2/25	250,000	240,403
3.50% 6/7/24	500,000	491,301
μ4.26% 6/9/25	110,000	108,667
μSantander U.K. Group Holdings PLC
1.09% 3/15/25	1,000,000	933,664
4.80% 11/15/24	250,000	250,007
Sumitomo Mitsui Financial Group, Inc.
0.51% 1/12/24	450,000	428,508
2.45% 9/27/24	250,000	240,766
2.70% 7/16/24	500,000	486,229
3.75% 7/19/23	350,000	351,403
3.94% 10/16/23	350,000	351,479
SVB Financial Group 3.50% 1/29/25	250,000	244,722
Svenska Handelsbanken AB 3.90% 11/20/23	350,000	351,451
Toronto-Dominion Bank
0.45% 9/11/23	500,000	483,625
0.55% 3/4/24	250,000	237,921

LVIP SSGA Short-Term Bond Index Fund–5

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Toronto-Dominion Bank (continued)
0.70% 9/10/24	500,000	$ 469,315
1.15% 6/12/25	250,000	230,652
1.25% 12/13/24	130,000	122,666
1.45% 1/10/25	200,000	189,112
2.35% 3/8/24	200,000	195,857
2.65% 6/12/24	350,000	343,460
3.77% 6/6/25	250,000	248,581
Truist Bank
1.50% 3/10/25	500,000	471,945
2.15% 12/6/24	500,000	480,943
μ3.69% 8/2/24	250,000	249,823
Truist Financial Corp.
2.20% 3/16/23	250,000	248,642
3.70% 6/5/25	250,000	248,715
3.75% 12/6/23	350,000	352,086
4.00% 5/1/25	250,000	250,440
U.S. Bancorp
1.45% 5/12/25	250,000	234,279
3.38% 2/5/24	250,000	249,431
3.60% 9/11/24	750,000	748,440
U.S. Bank NA
2.80% 1/27/25	350,000	342,183
3.40% 7/24/23	450,000	449,621
Wells Fargo & Co.
μ0.81% 5/19/25	60,000	56,182
μ2.16% 2/11/26	500,000	469,932
μ2.19% 4/30/26	500,000	467,776
μ2.41% 10/30/25	250,000	238,001
3.00% 2/19/25	500,000	488,608
3.30% 9/9/24	500,000	493,288
3.75% 1/24/24	1,250,000	1,252,960
μ3.91% 4/25/26	940,000	924,476
4.13% 8/15/23	500,000	503,617
Westpac Banking Corp.
1.02% 11/18/24	165,000	154,784
2.35% 2/19/25	750,000	723,556
3.30% 2/26/24	500,000	499,111
		92,152,457
Beverages–0.78%
Constellation Brands, Inc. 3.60% 5/9/24	75,000	74,721
Diageo Capital PLC 2.13% 10/24/24	250,000	241,156
Keurig Dr Pepper, Inc.
0.75% 3/15/24	335,000	318,560
3.13% 12/15/23	500,000	499,781
PepsiCo, Inc.
0.40% 10/7/23	515,000	499,582
2.25% 3/19/25	350,000	340,870
		1,974,670
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology–1.30%
Amgen, Inc.
1.90% 2/21/25	250,000	$ 238,571
3.13% 5/1/25	750,000	735,190
Biogen, Inc. 3.63% 9/15/22	200,000	200,029
Gilead Sciences, Inc.
0.75% 9/29/23	349,000	337,710
2.50% 9/1/23	500,000	494,650
3.50% 2/1/25	750,000	740,977
Royalty Pharma PLC 0.75% 9/2/23	585,000	563,315
		3,310,442
Building Materials–0.56%
Carrier Global Corp. 2.24% 2/15/25	250,000	237,558
Fortune Brands Home & Security, Inc.
4.00% 9/21/23	250,000	250,817
4.00% 6/15/25	250,000	246,626
φJohnson Controls International PLC 3.63% 7/2/24	250,000	248,066
Lennox International, Inc. 3.00% 11/15/23	305,000	301,751
Owens Corning 4.20% 12/1/24	150,000	149,841
		1,434,659
Chemicals–0.55%
DuPont de Nemours, Inc. 4.21% 11/15/23	1,000,000	1,006,020
Eastman Chemical Co. 3.60% 8/15/22	53,000	53,001
LYB International Finance BV 4.00% 7/15/23	142,000	141,883
Mosaic Co. 3.25% 11/15/22	200,000	200,209
		1,401,113
Commercial Services–0.74%
Equifax, Inc. 2.60% 12/1/24	250,000	241,189
Global Payments, Inc.
1.50% 11/15/24	110,000	103,263
2.65% 2/15/25	250,000	238,582
PayPal Holdings, Inc.
1.65% 6/1/25	250,000	235,832
2.40% 10/1/24	350,000	341,216
Quanta Services, Inc. 0.95% 10/1/24	500,000	462,427
Verisk Analytics, Inc. 4.00% 6/15/25	250,000	247,988
		1,870,497
Computers–2.49%
Apple, Inc.
1.13% 5/11/25	250,000	234,662

LVIP SSGA Short-Term Bond Index Fund–6

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Apple, Inc. (continued)
1.80% 9/11/24	700,000	$ 678,136
2.50% 2/9/25	250,000	245,145
2.75% 1/13/25	1,000,000	987,513
3.45% 5/6/24	500,000	501,681
Dell International LLC/EMC Corp. 4.00% 7/15/24	500,000	498,248
Genpact Luxembourg Sarl 3.38% 12/1/24	250,000	245,248
Hewlett Packard Enterprise Co.
1.45% 4/1/24	500,000	479,870
4.45% 10/2/23	250,000	252,501
HP, Inc. 2.20% 6/17/25	250,000	236,254
International Business Machines Corp.
3.00% 5/15/24	1,000,000	991,991
3.38% 8/1/23	500,000	500,872
3.63% 2/12/24	250,000	250,529
NetApp, Inc. 1.88% 6/22/25	250,000	233,193
		6,335,843
Cosmetics & Personal Care–0.62%
GSK Consumer Healthcare Capital U.S. LLC 3.02% 3/24/24	250,000	246,263
GSK Consumer Healthcare Capital UK PLC 3.13% 3/24/25	400,000	389,542
Procter & Gamble Co. 3.10% 8/15/23	200,000	201,119
Unilever Capital Corp.
0.38% 9/14/23	300,000	290,555
0.63% 8/12/24	100,000	94,325
3.25% 3/7/24	350,000	350,364
		1,572,168
Distribution/Wholesale–0.06%
WW Grainger, Inc. 1.85% 2/15/25	150,000	142,866
		142,866
Diversified Financial Services–5.81%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15% 10/29/23	360,000	343,016
1.65% 10/29/24	580,000	535,533
1.75% 10/29/24	285,000	262,969
3.50% 1/15/25	350,000	334,263
4.13% 7/3/23	250,000	247,509
4.50% 9/15/23	500,000	497,608
4.88% 1/16/24	250,000	248,693
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Affiliated Managers Group, Inc. 4.25% 2/15/24	350,000	$ 352,182
Air Lease Corp.
0.80% 8/18/24	85,000	77,834
2.25% 1/15/23	400,000	395,937
2.30% 2/1/25	150,000	140,385
2.63% 7/1/22	200,000	200,000
Aircastle Ltd. 4.40% 9/25/23	250,000	246,762
Ally Financial, Inc.
1.45% 10/2/23	235,000	227,156
4.63% 3/30/25	250,000	248,321
5.80% 5/1/25	500,000	510,659
American Express Co.
0.75% 11/3/23	250,000	241,903
2.25% 3/4/25	950,000	912,632
3.00% 10/30/24	500,000	491,194
3.38% 5/3/24	135,000	134,028
3.40% 2/22/24	350,000	348,886
3.70% 8/3/23	600,000	602,107
Ameriprise Financial, Inc.
3.00% 4/2/25	250,000	244,122
4.00% 10/15/23	250,000	251,537
Capital One Financial Corp.
μ1.34% 12/6/24	200,000	191,659
2.60% 5/11/23	421,000	418,065
μ2.64% 3/3/26	870,000	821,428
3.20% 1/30/23	250,000	250,127
3.30% 10/30/24	450,000	439,007
μ4.17% 5/9/25	150,000	147,803
Charles Schwab Corp.
0.75% 3/18/24	400,000	383,640
2.65% 1/25/23	200,000	199,443
3.63% 4/1/25	200,000	198,618
3.85% 5/21/25	250,000	250,645
CME Group, Inc. 3.00% 3/15/25	250,000	246,765
Discover Financial Services
3.75% 3/4/25	350,000	343,974
3.85% 11/21/22	200,000	200,489
Intercontinental Exchange, Inc. 3.65% 5/23/25	195,000	193,781
Mastercard, Inc. 2.00% 3/3/25	500,000	481,139
Nomura Holdings, Inc.
2.65% 1/16/25	350,000	333,881
5.10% 7/3/25	500,000	502,172
ORIX Corp. 2.90% 7/18/22	200,000	200,000
Synchrony Financial
4.25% 8/15/24	500,000	496,895
4.88% 6/13/25	130,000	128,545
Western Union Co. 2.85% 1/10/25	250,000	239,775
		14,763,087

LVIP SSGA Short-Term Bond Index Fund–7

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric–4.54%
Ameren Corp. 2.50% 9/15/24	250,000	$ 242,299
American Electric Power Co., Inc.
0.75% 11/1/23	185,000	177,926
2.03% 3/15/24	115,000	111,250
Berkshire Hathaway Energy Co.
3.50% 2/1/25	150,000	150,068
4.05% 4/15/25	250,000	251,527
Black Hills Corp.
1.04% 8/23/24	190,000	177,642
4.25% 11/30/23	250,000	250,741
Consolidated Edison, Inc. 0.65% 12/1/23	200,000	192,323
Constellation Energy Generation LLC 3.25% 6/1/25	250,000	239,434
Consumers Energy Co. 3.38% 8/15/23	250,000	250,310
Dominion Energy, Inc.
2.75% 9/15/22	200,000	199,822
3.30% 3/15/25	250,000	245,020
DTE Energy Co.
1.05% 6/1/25	250,000	230,027
2.53% 10/1/24	200,000	192,604
Duke Energy Corp. 3.75% 4/15/24	400,000	399,578
Duke Energy Progress LLC 3.38% 9/1/23	350,000	350,426
Edison International 3.55% 11/15/24	250,000	243,899
Emera U.S. Finance LP 0.83% 6/15/24	250,000	233,423
Entergy Louisiana LLC 0.95% 10/1/24	190,000	178,422
Eversource Energy
2.80% 5/1/23	250,000	248,449
3.80% 12/1/23	250,000	250,511
4.20% 6/27/24	85,000	85,250
Exelon Corp. 3.95% 6/15/25	250,000	249,530
Florida Power & Light Co. 2.85% 4/1/25	700,000	687,229
MidAmerican Energy Co. 3.50% 10/15/24	250,000	249,860
National Rural Utilities Cooperative Finance Corp.
0.35% 2/8/24	360,000	342,657
1.00% 10/18/24	65,000	61,049
2.70% 2/15/23	300,000	299,364
NextEra Energy Capital Holdings, Inc.
2.94% 3/21/24	200,000	196,932
4.45% 6/20/25	120,000	120,830
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Oncor Electric Delivery Co. LLC 7.00% 9/1/22	200,000	$ 201,214
Pacific Gas & Electric Co.
1.70% 11/15/23	130,000	125,280
3.25% 2/16/24	455,000	443,157
3.75% 2/15/24	200,000	195,464
4.25% 8/1/23	250,000	248,592
4.95% 6/8/25	50,000	49,025
Pinnacle West Capital Corp. 1.30% 6/15/25	250,000	228,643
Public Service Enterprise Group, Inc.
0.84% 11/8/23	100,000	95,932
2.88% 6/15/24	500,000	489,276
Sempra Energy 3.30% 4/1/25	245,000	239,357
Southern California Edison Co.
0.70% 8/1/23	125,000	121,144
0.98% 8/1/24	125,000	117,846
1.10% 4/1/24	155,000	147,451
3.50% 10/1/23	250,000	249,752
4.20% 6/1/25	65,000	65,411
Southern Co.
0.60% 2/26/24	115,000	108,837
2.95% 7/1/23	250,000	247,620
φ4.48% 8/1/24	415,000	416,583
Virginia Electric & Power Co. 3.10% 5/15/25	250,000	245,946
WEC Energy Group, Inc.
0.55% 9/15/23	200,000	193,206
0.80% 3/15/24	125,000	118,699
Xcel Energy, Inc. 0.50% 10/15/23	80,000	76,978
		11,533,815
Electronics–0.36%
Honeywell International, Inc. 1.35% 6/1/25	350,000	329,424
Keysight Technologies, Inc. 4.55% 10/30/24	250,000	253,182
Legrand France SA 8.50% 2/15/25	100,000	110,596
TD SYNNEX Corp. 1.25% 8/9/24	250,000	233,325
		926,527
Entertainment–0.48%
Magallanes, Inc.
3.53% 3/15/24	750,000	734,389
3.64% 3/15/25	500,000	484,255
		1,218,644

LVIP SSGA Short-Term Bond Index Fund–8

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control–0.10%
Republic Services, Inc. 2.50% 8/15/24	250,000	$ 242,067
		242,067
Food–0.97%
Campbell Soup Co.
3.65% 3/15/23	300,000	300,586
3.95% 3/15/25	200,000	199,495
Conagra Brands, Inc. 0.50% 8/11/23	120,000	115,666
Hershey Co. 3.38% 5/15/23	200,000	199,591
J M Smucker Co. 3.50% 3/15/25	250,000	247,059
Kellogg Co. 2.65% 12/1/23	250,000	247,586
McCormick & Co., Inc. 2.70% 8/15/22	200,000	199,992
Mondelez International, Inc. 1.50% 5/4/25	500,000	466,784
Tyson Foods, Inc. 3.95% 8/15/24	500,000	499,040
		2,475,799
Forest Products & Paper–0.24%
Fibria Overseas Finance Ltd. 4.00% 1/14/25	250,000	247,500
Georgia-Pacific LLC 8.00% 1/15/24	350,000	370,771
		618,271
Gas–0.48%
Eastern Energy Gas Holdings LLC 2.50% 11/15/24	500,000	482,979
ONE Gas, Inc. 1.10% 3/11/24	250,000	238,149
Southern California Gas Co. 3.20% 6/15/25	250,000	245,792
Southern Co. Gas Capital Corp. 2.45% 10/1/23	250,000	246,550
		1,213,470
Health Care Products–0.92%
Abbott Laboratories 3.40% 11/30/23	251,000	251,575
Baxter International, Inc. 1.32% 11/29/24	500,000	469,385
Boston Scientific Corp. 1.90% 6/1/25	250,000	236,140
DH Europe Finance II Sarl 2.05% 11/15/22	150,000	149,561
PerkinElmer, Inc. 0.85% 9/15/24	500,000	462,769
Stryker Corp. 0.60% 12/1/23	105,000	100,693
Thermo Fisher Scientific, Inc. 1.22% 10/18/24	500,000	473,694
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Zimmer Biomet Holdings, Inc. 1.45% 11/22/24	215,000	$ 202,397
		2,346,214
Health Care Services–1.31%
CommonSpirit Health 2.76% 10/1/24	250,000	243,418
Elevance Health, Inc.
0.45% 3/15/23	210,000	205,655
2.38% 1/15/25	250,000	240,680
3.50% 8/15/24	350,000	348,742
HCA, Inc. 5.00% 3/15/24	850,000	853,829
Humana, Inc.
0.65% 8/3/23	410,000	396,652
3.85% 10/1/24	150,000	149,790
Laboratory Corp. of America Holdings
2.30% 12/1/24	500,000	478,172
4.00% 11/1/23	250,000	250,450
UnitedHealth Group, Inc. 0.55% 5/15/24	165,000	157,052
		3,324,440
Home Builders–0.29%
Lennar Corp.
4.50% 4/30/24	500,000	498,849
4.75% 11/15/22	250,000	250,420
		749,269
Insurance–1.04%
Aflac, Inc. 3.63% 11/15/24	350,000	350,456
American International Group, Inc. 2.50% 6/30/25	350,000	333,567
Chubb INA Holdings, Inc. 3.15% 3/15/25	250,000	245,427
CNO Financial Group, Inc. 5.25% 5/30/25	350,000	355,399
Marsh & McLennan Cos., Inc.
3.50% 6/3/24	250,000	249,174
3.50% 3/10/25	250,000	246,758
MetLife, Inc. 4.37% 9/15/23	500,000	505,967
Old Republic International Corp. 4.88% 10/1/24	150,000	152,323
μPrudential Financial, Inc. 5.63% 6/15/43	200,000	194,990
		2,634,061
Internet–1.90%
Alibaba Group Holding Ltd. 3.60% 11/28/24	1,000,000	992,856
Amazon.com, Inc.
0.45% 5/12/24	585,000	556,216
0.80% 6/3/25	350,000	325,858
2.73% 4/13/24	250,000	248,062

LVIP SSGA Short-Term Bond Index Fund–9

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Amazon.com, Inc. (continued)
3.00% 4/13/25	400,000	$ 395,938
3.80% 12/5/24	1,000,000	1,010,447
Baidu, Inc.
2.88% 7/6/22	250,000	250,000
3.88% 9/29/23	550,000	552,021
VeriSign, Inc. 5.25% 4/1/25	250,000	251,304
Weibo Corp. 3.50% 7/5/24	250,000	243,315
		4,826,017
Investment Companies–0.93%
Blackstone Private Credit Fund
1.75% 9/15/24	250,000	230,952
2.35% 11/22/24	450,000	413,646
2.70% 1/15/25	150,000	136,870
4.70% 3/24/25	200,000	192,130
Blackstone Secured Lending Fund 3.65% 7/14/23	100,000	97,997
FS KKR Capital Corp.
1.65% 10/12/24	200,000	177,922
4.63% 7/15/24	250,000	245,329
Goldman Sachs BDC, Inc. 3.75% 2/10/25	150,000	145,266
Oaktree Specialty Lending Corp. 3.50% 2/25/25	150,000	142,129
Owl Rock Capital Corp. 5.25% 4/15/24	250,000	249,047
Sixth Street Specialty Lending, Inc. 3.88% 11/1/24	350,000	337,722
		2,369,010
Iron & Steel–0.24%
Nucor Corp. 2.00% 6/1/25	250,000	235,259
Steel Dynamics, Inc.
2.40% 6/15/25	250,000	236,482
2.80% 12/15/24	150,000	146,396
		618,137
Leisure Time–0.09%
Brunswick Corp. 0.85% 8/18/24	250,000	231,033
		231,033
Lodging–0.17%
Hyatt Hotels Corp.
1.30% 10/1/23	80,000	77,470
1.80% 10/1/24	115,000	108,699
Las Vegas Sands Corp. 3.20% 8/8/24	0	0
Marriott International, Inc. 3.75% 3/15/25	250,000	248,067
		434,236
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Construction & Mining–1.00%
Caterpillar Financial Services Corp.
0.45% 9/14/23	280,000	$ 271,518
0.45% 5/17/24	150,000	142,097
0.60% 9/13/24	900,000	846,798
0.95% 1/10/24	200,000	193,144
2.15% 11/8/24	350,000	339,174
3.25% 12/1/24	250,000	248,215
3.40% 5/13/25	250,000	249,356
3.65% 12/7/23	250,000	251,411
		2,541,713
Machinery Diversified–1.66%
CNH Industrial Capital LLC
1.95% 7/2/23	180,000	175,919
3.95% 5/23/25	95,000	93,995
CNH Industrial NV 4.50% 8/15/23	750,000	756,287
Deere & Co. 2.75% 4/15/25	250,000	244,531
John Deere Capital Corp.
0.40% 10/10/23	175,000	169,420
0.45% 1/17/24	200,000	191,780
0.45% 6/7/24	165,000	155,896
0.70% 7/5/23	125,000	121,938
0.90% 1/10/24	90,000	86,874
1.25% 1/10/25	90,000	85,344
2.05% 1/9/25	500,000	484,061
2.13% 3/7/25	50,000	48,279
2.65% 6/24/24	250,000	246,735
3.40% 6/6/25	110,000	109,509
3.45% 3/13/25	200,000	200,003
3.65% 10/12/23	250,000	251,178
Otis Worldwide Corp. 2.06% 4/5/25	500,000	473,498
Westinghouse Air Brake Technologies Corp. 3.20% 6/15/25	350,000	333,714
		4,228,961
Media–1.19%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.50% 2/1/24	250,000	251,479
Comcast Corp.
3.38% 2/15/25	150,000	148,722
3.70% 4/15/24	750,000	751,795
Discovery Communications LLC 3.90% 11/15/24	350,000	344,357
Fox Corp. 4.03% 1/25/24	350,000	350,030
Thomson Reuters Corp. 4.30% 11/23/23	350,000	354,257

LVIP SSGA Short-Term Bond Index Fund–10

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Walt Disney Co.
1.75% 8/30/24	500,000	$ 481,848
3.35% 3/24/25	350,000	346,911
		3,029,399
Mining–0.14%
Freeport-McMoRan, Inc. 4.55% 11/14/24	350,000	348,288
		348,288
Miscellaneous Manufacturing–0.54%
3M Co.
2.00% 2/14/25	150,000	144,457
2.65% 4/15/25	350,000	343,224
Carlisle Cos., Inc.
0.55% 9/1/23	50,000	48,224
3.50% 12/1/24	150,000	148,277
Parker-Hannifin Corp.
2.70% 6/14/24	350,000	341,547
3.65% 6/15/24	355,000	352,598
		1,378,327
Office Business Equipment–0.23%
CDW LLC/CDW Finance Corp.
4.13% 5/1/25	250,000	243,125
5.50% 12/1/24	350,000	351,314
		594,439
Oil & Gas–2.88%
Canadian Natural Resources Ltd. 2.95% 1/15/23	400,000	398,549
Chevron USA, Inc.
0.43% 8/11/23	375,000	364,490
3.90% 11/15/24	350,000	354,066
ConocoPhillips Co.
2.13% 3/8/24	200,000	196,061
2.40% 3/7/25	200,000	193,019
Coterra Energy, Inc. 4.38% 6/1/24	250,000	249,880
EOG Resources, Inc. 2.63% 3/15/23	250,000	249,017
Exxon Mobil Corp.
2.02% 8/16/24	500,000	487,152
2.99% 3/19/25	1,250,000	1,230,719
Hess Corp. 3.50% 7/15/24	500,000	492,231
Marathon Petroleum Corp. 4.70% 5/1/25	500,000	505,854
Phillips 66 Co. 3.61% 2/15/25	200,000	197,674
Shell International Finance BV
0.38% 9/15/23	500,000	484,063
2.00% 11/7/24	350,000	339,758
3.25% 5/11/25	350,000	345,705
3.50% 11/13/23	250,000	251,649
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
TotalEnergies Capital Canada Ltd. 2.75% 7/15/23	750,000	$ 744,523
TotalEnergies Capital International SA 2.43% 1/10/25	250,000	243,083
		7,327,493
Oil & Gas Services–0.33%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 1.23% 12/15/23	80,000	77,665
Halliburton Co. 3.50% 8/1/23	250,000	250,152
Schlumberger Investment SA 3.65% 12/1/23	500,000	501,682
		829,499
Packaging & Containers–0.33%
Berry Global, Inc. 0.95% 2/15/24	250,000	236,802
Packaging Corp. of America 3.65% 9/15/24	250,000	248,866
WRKCo, Inc. 3.75% 3/15/25	350,000	346,871
		832,539
Pharmaceuticals–5.32%
AbbVie, Inc.
2.60% 11/21/24	850,000	822,766
3.60% 5/14/25	750,000	737,804
3.75% 11/14/23	350,000	350,911
3.80% 3/15/25	1,000,000	991,995
3.85% 6/15/24	250,000	249,789
AmerisourceBergen Corp. 3.25% 3/1/25	250,000	244,840
Astrazeneca Finance LLC 0.70% 5/28/24	700,000	663,328
AstraZeneca PLC 0.30% 5/26/23	185,000	180,805
Becton Dickinson & Co. 3.73% 12/15/24	500,000	497,695
Bristol-Myers Squibb Co.
0.54% 11/13/23	230,000	221,969
2.90% 7/26/24	1,000,000	990,452
Cigna Corp.
0.61% 3/15/24	100,000	95,230
3.00% 7/15/23	200,000	198,499
3.50% 6/15/24	350,000	347,801
3.75% 7/15/23	271,000	271,589
CVS Health Corp.
3.38% 8/12/24	250,000	248,466
4.10% 3/25/25	250,000	251,613
GlaxoSmithKline Capital PLC
0.53% 10/1/23	375,000	362,287
3.00% 6/1/24	750,000	744,137

LVIP SSGA Short-Term Bond Index Fund–11

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Johnson & Johnson 2.63% 1/15/25	250,000	$ 246,027
McKesson Corp. 3.80% 3/15/24	750,000	751,450
Merck & Co., Inc.
2.40% 9/15/22	200,000	200,059
2.75% 2/10/25	250,000	247,012
2.80% 5/18/23	350,000	348,736
Mylan, Inc. 4.20% 11/29/23	500,000	498,324
Novartis Capital Corp.
1.75% 2/14/25	150,000	144,676
3.40% 5/6/24	750,000	752,994
Pfizer, Inc.
0.80% 5/28/25	750,000	698,303
3.20% 9/15/23	250,000	250,038
Shire Acquisitions Investments Ireland DAC 2.88% 9/23/23	160,000	158,209
Takeda Pharmaceutical Co. Ltd. 4.40% 11/26/23	750,000	755,610
		13,523,414
Pipelines–3.37%
Boardwalk Pipelines LP 4.95% 12/15/24	350,000	352,399
Columbia Pipeline Group, Inc. 4.50% 6/1/25	250,000	252,058
Enbridge, Inc.
0.55% 10/4/23	200,000	192,599
2.15% 2/16/24	110,000	106,747
2.50% 1/15/25	350,000	336,771
2.50% 2/14/25	105,000	100,791
4.00% 10/1/23	350,000	351,370
Energy Transfer LP
2.90% 5/15/25	500,000	475,241
3.60% 2/1/23	300,000	299,148
4.50% 4/15/24	250,000	250,114
5.88% 1/15/24	500,000	509,812
Enterprise Products Operating LLC 3.75% 2/15/25	250,000	247,007
Kinder Morgan Energy Partners LP 3.50% 9/1/23	350,000	348,932
Kinder Morgan, Inc.
3.15% 1/15/23	250,000	249,617
4.30% 6/1/25	350,000	348,199
MPLX LP
4.88% 12/1/24	500,000	503,410
4.88% 6/1/25	350,000	352,303
ONEOK, Inc. 7.50% 9/1/23	500,000	517,904
Plains All American Pipeline LP/PAA Finance Corp. 3.60% 11/1/24	350,000	342,327
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Sabine Pass Liquefaction LLC
5.63% 3/1/25	250,000	$ 254,976
5.75% 5/15/24	500,000	509,920
TransCanada PipeLines Ltd. 1.00% 10/12/24	805,000	750,858
Williams Cos., Inc.
3.70% 1/15/23	400,000	400,641
4.55% 6/24/24	500,000	503,961
		8,557,105
Private Equity–0.14%
Brookfield Asset Management, Inc. 4.00% 1/15/25	350,000	348,336
		348,336
Real Estate Investment Trusts–2.77%
American Tower Corp.
2.95% 1/15/25	350,000	337,919
3.38% 5/15/24	600,000	591,231
4.00% 6/1/25	250,000	247,291
Boston Properties LP 3.20% 1/15/25	500,000	487,667
Brixmor Operating Partnership LP 3.85% 2/1/25	150,000	147,599
Crown Castle International Corp. 3.20% 9/1/24	500,000	489,677
EPR Properties 4.50% 4/1/25	250,000	245,074
Equinix, Inc. 2.63% 11/18/24	350,000	335,728
ERP Operating LP 3.38% 6/1/25	250,000	245,054
Federal Realty OP LP 3.95% 1/15/24	200,000	199,576
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	350,000	343,242
Host Hotels & Resorts LP 4.00% 6/15/25	250,000	244,910
Mid-America Apartments LP 3.75% 6/15/24	250,000	249,114
Office Properties Income Trust 4.50% 2/1/25	150,000	143,722
Omega Healthcare Investors, Inc.
4.38% 8/1/23	42,000	42,129
4.50% 1/15/25	350,000	346,887
Realty Income Corp. 3.88% 4/15/25	250,000	248,147
Simon Property Group LP 3.38% 10/1/24	500,000	493,104
SITE Centers Corp. 3.63% 2/1/25	250,000	242,988
SL Green Operating Partnership LP 3.25% 10/15/22	150,000	149,623

LVIP SSGA Short-Term Bond Index Fund–12

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Ventas Realty LP
2.65% 1/15/25	250,000	$ 239,086
3.50% 4/15/24	250,000	247,131
Vornado Realty LP 3.50% 1/15/25	250,000	242,030
Welltower, Inc. 3.63% 3/15/24	500,000	496,033
		7,054,962
Retail–1.25%
AutoNation, Inc. 3.50% 11/15/24	350,000	339,624
AutoZone, Inc.
3.13% 7/15/23	200,000	199,189
3.63% 4/15/25	350,000	345,646
Genuine Parts Co. 1.75% 2/1/25	250,000	235,542
Home Depot, Inc. 2.70% 4/15/25	135,000	132,457
Lowe's Cos., Inc. 3.88% 9/15/23	200,000	201,254
Target Corp. 2.25% 4/15/25	500,000	482,648
Walgreens Boots Alliance, Inc. 0.95% 11/17/23	500,000	483,591
Walmart, Inc.
2.85% 7/8/24	350,000	348,323
3.30% 4/22/24	400,000	400,769
		3,169,043
Semiconductors–1.61%
Analog Devices, Inc. 2.95% 4/1/25	250,000	244,897
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.63% 1/15/24	350,000	349,638
Intel Corp.
2.70% 12/15/22	350,000	349,861
3.40% 3/25/25	350,000	349,431
KLA Corp. 4.65% 11/1/24	350,000	354,997
Microchip Technology, Inc. 0.97% 2/15/24	650,000	617,152
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.88% 3/1/24	500,000	504,864
QUALCOMM, Inc. 3.45% 5/20/25	750,000	746,007
Texas Instruments, Inc. 1.38% 3/12/25	250,000	236,714
Xilinx, Inc. 2.95% 6/1/24	350,000	347,395
		4,100,956
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Shipbuilding–0.09%
Huntington Ingalls Industries, Inc. 0.67% 8/16/23	250,000	$ 241,046
		241,046
Software–3.13%
Adobe, Inc. 3.25% 2/1/25	250,000	248,582
Fidelity National Information Services, Inc. 0.60% 3/1/24	635,000	601,021
Fiserv, Inc.
2.75% 7/1/24	350,000	341,401
3.50% 10/1/22	250,000	250,000
3.80% 10/1/23	250,000	250,121
3.85% 6/1/25	250,000	247,467
Intuit, Inc. 0.65% 7/15/23	80,000	77,724
Microsoft Corp.
2.00% 8/8/23	400,000	396,057
2.70% 2/12/25	250,000	248,470
2.88% 2/6/24	650,000	647,881
Oracle Corp.
2.40% 9/15/23	750,000	738,245
2.50% 4/1/25	600,000	570,070
2.95% 11/15/24	600,000	581,419
2.95% 5/15/25	350,000	335,020
3.40% 7/8/24	500,000	492,859
3.63% 7/15/23	300,000	299,080
Roper Technologies, Inc. 3.65% 9/15/23	300,000	300,414
Salesforce, Inc. 0.63% 7/15/24	415,000	392,704
Take-Two Interactive Software, Inc. 3.55% 4/14/25	350,000	344,256
VMware, Inc.
0.60% 8/15/23	145,000	140,138
1.00% 8/15/24	480,000	449,010
		7,951,939
Telecommunications–1.75%
AT&T, Inc. 0.90% 3/25/24	600,000	572,076
Bell Telephone Co. of Canada or Bell Canada 0.75% 3/17/24	250,000	238,077
British Telecommunications PLC 4.50% 12/4/23	350,000	351,614
Cisco Systems, Inc.
2.20% 9/20/23	200,000	198,275
3.63% 3/4/24	300,000	301,699
Rogers Communications, Inc.
2.95% 3/15/25	110,000	106,263
4.10% 10/1/23	500,000	502,937
T-Mobile USA, Inc. 3.50% 4/15/25	1,000,000	978,040
Verizon Communications, Inc.
0.75% 3/22/24	725,000	691,569
3.38% 2/15/25	200,000	198,510

LVIP SSGA Short-Term Bond Index Fund–13

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Vodafone Group PLC 3.75% 1/16/24	300,000	$ 300,959
		4,440,019
Toys Games Hobby–0.13%
Hasbro, Inc. 3.00% 11/19/24	350,000	340,740
		340,740
Transportation–0.84%
Burlington Northern Santa Fe LLC 3.85% 9/1/23	450,000	452,682
Canadian Pacific Railway Co.
1.35% 12/2/24	305,000	286,915
2.90% 2/1/25	150,000	145,662
CSX Corp. 3.40% 8/1/24	250,000	247,879
Ryder System, Inc. 3.65% 3/18/24	250,000	247,859
Union Pacific Corp. 3.15% 3/1/24	500,000	496,315
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
United Parcel Service, Inc. 2.80% 11/15/24	250,000	$ 247,024
		2,124,336
Total Corporate Bonds (Cost $262,829,326)		252,600,093

	Number of Shares
MONEY MARKET FUND–3.74%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	9,513,753	9,513,753
Total Money Market Fund (Cost $9,513,753)		9,513,753

TOTAL INVESTMENTS–103.09% (Cost $272,343,079)	262,113,846

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.09%)	(7,857,156)
NET ASSETS APPLICABLE TO 25,819,205 SHARES OUTSTANDING–100.00%	$254,256,690
NET ASSET VALUE PER SHARE–LVIP SSGA SHORT-TERM BOND INDEX FUND STANDARD CLASS ($68,123,431 / 6,900,563 Shares)	$9.872
NET ASSET VALUE PER SHARE–LVIP SSGA SHORT-TERM BOND INDEX FUND SERVICE CLASS ($186,133,259 / 18,918,642 Shares)	$9.839
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$263,446,932
Distributable earnings/(accumulated loss)	(9,190,242)
TOTAL NET ASSETS	$254,256,690

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2022.
★ Includes $8,461 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $9,256,384 payable for securities purchased, $749,959 payable for fund shares redeemed, $57,337 other accrued expenses payable and $103,682 due to manager and affiliates as of June 30, 2022.

Summary of Abbreviations:
HSBC–Hong Kong and Shanghai Banking Corporation
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund–14

LVIP SSGA Short-Term Bond Index Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Interest	$ 1,579,379
EXPENSES:
Management fees	358,555
Distribution fees-Service Class	226,953
Shareholder servicing fees	37,136
Accounting and administration expenses	35,568
Professional fees	23,002
Pricing fees	22,135
Index fees	16,383
Trustees’ fees and expenses	3,854
Reports and statements to shareholders	3,280
Consulting fees	1,234
Custodian fees	1,029
Other	4,626
733,755
Less:
Expenses reimbursed	(42,602)
Total operating expenses	691,153
NET INVESTMENT INCOME	888,226
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(971,856)
Net change in unrealized appreciation (depreciation) of investments	(9,304,762)
NET REALIZED AND UNREALIZED LOSS	(10,276,618)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (9,388,392)
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 888,226	$ 1,675,401
Net realized gain (loss)	(971,856)	1,722,013
Net change in unrealized appreciation (depreciation)	(9,304,762)	(5,209,512)
Net decrease in net assets resulting from operations	(9,388,392)	(1,812,098)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,175,157)
Service Class	—	(2,136,106)
	—	(3,311,263)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,910,068	18,189,687
Service Class	47,248,509	99,122,718
Reinvestment of dividends and distributions:
Standard Class	—	1,175,157
Service Class	—	2,136,106
	51,158,577	120,623,668
Cost of shares redeemed:
Standard Class	(15,699,770)	(12,710,237)
Service Class	(38,406,867)	(79,866,203)
	(54,106,637)	(92,576,440)
Increase (decrease) in net assets derived from capital share transactions	(2,948,060)	28,047,228
NET INCREASE (DECREASE) IN NET ASSETS	(12,336,452)	22,923,867
NET ASSETS:
Beginning of period	266,593,142	243,669,275
End of period	$254,256,690	$266,593,142
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund–15

LVIP SSGA Short-Term Bond Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Short-Term Bond Index Fund Standard Class
	Six Months Ended 6/30/22[2] (unaudited)	Year Ended			5/1/18 [1] to 12/31/18
		12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$ 10.227	$ 10.429	$ 10.254	$ 10.033	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.043	0.086	0.185	0.276	0.183
Net realized and unrealized gain (loss)	(0.398)	(0.140)	0.188	0.204	(0.027)
Total from investment operations	(0.355)	(0.054)	0.373	0.480	0.156
Less dividends and distributions from:
Net investment income	—	(0.099)	(0.185)	(0.251)	(0.123)
Net realized gain	—	(0.049)	(0.013)	(0.008)	—
Total dividends and distributions	—	(0.148)	(0.198)	(0.259)	(0.123)
Net asset value, end of period	$ 9.872	$ 10.227	$ 10.429	$ 10.254	$ 10.033
Total return[4]	(3.46%)	(0.52%)	3.65%	4.79%	1.56%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 68,123	$ 82,628	$77,578	$89,778	$88,385
Ratio of expenses to average net assets	0.36%	0.36%	0.36%	0.36%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.40%	0.39%	0.42%	0.41%	0.39%
Ratio of net investment income to average net assets	0.87%	0.83%	1.77%	2.68%	2.72%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.83%	0.80%	1.71%	2.63%	2.69%
Portfolio turnover	35%	50%	77%	45%	49%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund–16

LVIP SSGA Short-Term Bond Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Short-Term Bond Index Fund Service Class
	Six Months Ended 6/30/22[2] (unaudited)	Year Ended			5/1/18 [1] to 12/31/18
		12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$ 10.205	$ 10.408	$ 10.236	$ 10.023	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.031	0.060	0.158	0.249	0.164
Net realized and unrealized gain (loss)	(0.397)	(0.140)	0.189	0.205	(0.025)
Total from investment operations	(0.366)	(0.080)	0.347	0.454	0.139
Less dividends and distributions from:
Net investment income	—	(0.074)	(0.162)	(0.233)	(0.116)
Net realized gain	—	(0.049)	(0.013)	(0.008)	—
Total dividends and distributions	—	(0.123)	(0.175)	(0.241)	(0.116)
Net asset value, end of period	$ 9.839	$ 10.205	$ 10.408	$ 10.236	$ 10.023
Total return[4]	(3.59%)	(0.77%)	3.40%	4.53%	1.40%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$186,133	$183,965	$166,091	$108,887	$45,708
Ratio of expenses to average net assets	0.61%	0.61%	0.61%	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.64%	0.67%	0.66%	0.64%
Ratio of net investment income to average net assets	0.62%	0.58%	1.52%	2.43%	2.47%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.58%	0.55%	1.46%	2.38%	2.44%
Portfolio turnover	35%	50%	77%	45%	49%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund–17

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Short-Term Bond Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund
LVIP SSGA Short-Term Bond Index Fund–18

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.28% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.3625% of the average daily net assets for the Standard Class and 0.6125% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	2024	Total
LIAC	$ 65,331	$ 128,744	$ 79,477	$ 273,552
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$8,607
Legal	1,536
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $792 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 8,461
Management fees payable to LIAC	58,535
Distribution fees payable to LFD	38,169
Printing and mailing fees payable to Lincoln Life	915
Shareholder servicing fees payable to Lincoln Life	6,063
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP SSGA Short-Term Bond Index Fund–19

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)

3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$90,086,386
Sales	90,016,167
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$272,343,012
Aggregate unrealized appreciation of investments	$ 1,561
Aggregate unrealized depreciation of investments	(2,631,756)
Net unrealized depreciation of investments	$ (2,630,195)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$ —	$252,600,093	$—	$252,600,093
Money Market Fund	9,513,753	—	—	9,513,753
Total Investments	$9,513,753	$252,600,093	$—	$262,113,846
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Short-Term Bond Index Fund–20

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	390,066	1,746,994
Service Class	4,737,904	9,555,024
Shares reinvested:
Standard Class	—	114,390
Service Class	—	208,274
	5,127,970	11,624,682
Shares redeemed:
Standard Class	(1,568,971)	(1,220,793)
Service Class	(3,846,493)	(7,694,787)
	(5,415,464)	(8,915,580)
Net increase (decrease)	(287,494)	2,709,102
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $100,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Risk Factors
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Short-Term Bond Index Fund–21

LVIP SSGA Short-Term Bond Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Short-Term Bond Index Fund–22

LVIP SSGA Small-Cap Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP SSGA Small-Cap Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Small-Cap Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$764.20	0.38%	$1.66
Service Class Shares	1,000.00	763.20	0.63%	2.75
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.90	0.38%	$1.91
Service Class Shares	1,000.00	1,021.70	0.63%	3.16

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Small-Cap Index Fund–1

LVIP SSGA Small-Cap Index Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	97.96%
Aerospace & Defense	0.90%
Air Freight & Logistics	0.37%
Airlines	0.38%
Auto Components	1.31%
Automobiles	0.19%
Banks	9.48%
Beverages	0.53%
Biotechnology	6.84%
Building Products	1.33%
Capital Markets	1.58%
Chemicals	2.08%
Commercial Services & Supplies	1.57%
Communications Equipment	0.79%
Construction & Engineering	1.33%
Construction Materials	0.13%
Consumer Finance	0.66%
Containers & Packaging	0.30%
Distributors	0.03%
Diversified Consumer Services	0.97%
Diversified Financial Services	0.21%
Diversified Telecommunication Services	0.61%
Electric Utilities	0.75%
Electrical Equipment	1.08%
Electronic Equipment, Instruments & Components	2.18%
Energy Equipment & Services	1.54%
Entertainment	0.34%
Equity Real Estate Investment Trusts	6.45%
Food & Staples Retailing	0.59%
Food Products	1.39%
Gas Utilities	1.32%
Health Care Equipment & Supplies	3.62%
Health Care Providers & Services	2.84%
Health Care Technology	0.80%
Hotels, Restaurants & Leisure	2.02%
Household Durables	1.52%
Household Products	0.29%
Independent Power and Renewable Electricity Producers	0.44%
Industrial Conglomerates	0.02%
Insurance	2.06%
Interactive Media & Services	0.67%
Internet & Direct Marketing Retail	0.46%
Internet Software & Services	0.00%
IT Services	2.19%
Leisure Products	0.47%
Life Sciences Tools & Services	0.67%
Machinery	3.72%
Marine	0.29%
Media	0.94%
Metals & Mining	1.35%
Mortgage Real Estate Investment Trusts (REITs)	1.32%
Multiline Retail	0.11%
Security Type/Sector	Percentage of Net Assets
Multi-Utilities	0.52%
Oil, Gas & Consumable Fuels	3.91%
Paper & Forest Products	0.17%
Personal Products	0.73%
Pharmaceuticals	1.68%
Professional Services	1.66%
Real Estate Investment Trusts (REITs)	0.21%
Real Estate Management & Development	0.65%
Road & Rail	0.56%
Semiconductors & Semiconductor Equipment	2.77%
Software	5.34%
Specialty Retail	2.15%
Technology Hardware, Storage & Peripherals	0.35%
Textiles, Apparel & Luxury Goods	0.59%
Thrifts & Mortgage Finance	1.44%
Tobacco	0.16%
Trading Companies & Distributors	1.42%
Water Utilities	0.45%
Wireless Telecommunication Services	0.17%
Rights	0.01%
Warrants	0.01%
Money Market Fund	1.98%
Total Investments	99.96%
Receivables and Other Assets Net of Liabilities	0.04%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Biohaven Pharmaceutical Holding Co. Ltd.	0.39%
Shockwave Medical, Inc.	0.29%
Chart Industries, Inc.	0.26%
Halozyme Therapeutics, Inc.	0.26%
Sailpoint Technologies Holdings, Inc.	0.25%
SouthState Corp.	0.25%
Southwest Gas Holdings, Inc.	0.25%
STAG Industrial, Inc.	0.24%
Agree Realty Corp.	0.23%
Glacier Bancorp, Inc.	0.23%
Total	2.65%

IT–Information Technology

LVIP SSGA Small-Cap Index Fund–2

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.96%
Aerospace & Defense–0.90%
†AAR Corp.	29,398	$ 1,230,012
†Aerojet Rocketdyne Holdings, Inc.	67,468	2,739,201
†AeroVironment, Inc.	19,381	1,593,118
†AerSale Corp.	13,600	197,336
†Archer Aviation, Inc. Class A	105,900	326,172
†Astra Space, Inc.	123,400	160,420
†Astronics Corp.	21,005	213,621
Cadre Holdings, Inc.	13,700	269,479
†Ducommun, Inc.	9,200	395,968
Kaman Corp.	23,852	745,375
†Kratos Defense & Security Solutions, Inc.	105,950	1,470,586
Maxar Technologies, Inc.	62,400	1,628,016
†Momentus, Inc.	46,900	101,304
Moog, Inc. Class A	24,981	1,983,242
National Presto Industries, Inc.	4,372	286,978
Park Aerospace Corp.	16,788	214,215
†Parsons Corp.	28,600	1,156,012
†Redwire Corp.	16,000	48,640
†Rocket Lab USA, Inc.	179,100	678,789
†Terran Orbital Corp.	20,000	91,600
†Triumph Group, Inc.	55,900	742,911
†Vectrus, Inc.	9,900	331,254
†Virgin Galactic Holdings, Inc.	193,200	1,163,064
		17,767,313
Air Freight & Logistics–0.37%
†Air Transport Services Group, Inc.	50,476	1,450,176
†Atlas Air Worldwide Holdings, Inc.	23,620	1,457,590
Forward Air Corp.	22,939	2,109,470
†Hub Group, Inc. Class A	28,544	2,024,911
†Radiant Logistics, Inc.	33,376	247,650
		7,289,797
Airlines–0.38%
†Allegiant Travel Co.	13,284	1,502,287
†Blade Air Mobility, Inc.	46,000	205,160
†Frontier Group Holdings, Inc.	29,900	280,163
†Hawaiian Holdings, Inc.	43,825	627,136
†Joby Aviation, Inc.	211,300	1,037,483
†SkyWest, Inc.	42,392	900,830
†Spirit Airlines, Inc.	90,694	2,162,145
†Sun Country Airlines Holdings, Inc.	27,800	509,852
†Wheels Up Experience, Inc.	132,300	257,985
		7,483,041
Auto Components–1.31%
†Adient PLC	80,700	2,391,141
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Auto Components (continued)
†American Axle & Manufacturing Holdings, Inc.	97,284	$ 732,549
Dana, Inc.	109,772	1,544,492
†Dorman Products, Inc.	22,373	2,454,542
†Fox Factory Holding Corp.	36,104	2,907,816
†Gentherm, Inc.	28,164	1,757,715
†Goodyear Tire & Rubber Co.	236,993	2,538,195
†Holley, Inc.	40,200	422,100
LCI Industries	21,104	2,361,115
†Luminar Technologies, Inc.	199,900	1,185,407
†Modine Manufacturing Co.	42,622	448,810
†Motorcar Parts of America, Inc.	15,900	208,608
Patrick Industries, Inc.	18,771	973,089
†Solid Power, Inc.	46,700	251,246
Standard Motor Products, Inc.	17,351	780,621
†Stoneridge, Inc.	22,131	379,547
†Tenneco, Inc. Class A	71,377	1,224,829
†Visteon Corp.	23,600	2,444,488
†XPEL, Inc.	17,500	803,775
		25,810,085
Automobiles–0.19%
†Canoo, Inc.	95,200	176,120
†Cenntro Electric Group Ltd.	154,500	233,295
†Faraday Future Intelligent Electric, Inc.	83,400	216,840
†Fisker, Inc.	141,200	1,210,084
†Lordstown Motors Corp. Class A	132,300	209,034
†Mullen Automotive, Inc.	12,600	12,852
Winnebago Industries, Inc.	27,173	1,319,521
†Workhorse Group, Inc.	133,100	346,060
		3,723,806
Banks–9.48%
1st Source Corp.	14,334	650,764
ACNB Corp.	7,800	231,582
Allegiance Bancshares, Inc.	16,400	619,264
Amalgamated Financial Corp.	11,600	229,448
Amerant Bancorp, Inc.	22,600	635,512
American National Bankshares, Inc.	9,100	314,951
Ameris Bancorp	57,412	2,306,814
Arrow Financial Corp.	11,690	371,859
Associated Banc-Corp.	127,700	2,331,802
Atlantic Union Bankshares Corp.	65,192	2,211,313
Banc of California, Inc.	48,438	853,478
BancFirst Corp.	16,686	1,597,017
†Bancorp, Inc.	45,147	881,269
LVIP SSGA Small-Cap Index Fund–3

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Bank First Corp.	5,600	$ 424,536
Bank of Marin Bancorp	13,498	428,966
Bank of NT Butterfield & Son Ltd.	43,400	1,353,646
BankUnited, Inc.	69,900	2,486,343
Bankwell Financial Group, Inc.	4,800	149,040
Banner Corp.	29,419	1,653,642
Bar Harbor Bankshares	12,468	322,422
BayCom Corp.	10,900	225,412
BCB Bancorp, Inc.	13,400	228,202
Berkshire Hills Bancorp, Inc.	40,493	1,003,012
Blue Ridge Bankshares, Inc.	14,800	226,736
Brookline Bancorp, Inc.	66,319	882,706
Business First Bancshares, Inc.	16,300	347,353
Byline Bancorp, Inc.	21,200	504,560
Cadence Bank	156,504	3,674,714
Cambridge Bancorp	5,770	477,179
Camden National Corp.	12,355	544,238
Capital Bancorp, Inc.	6,900	149,730
Capital City Bank Group, Inc.	11,384	317,500
Capstar Financial Holdings, Inc.	17,387	341,133
†Carter Bankshares, Inc.	22,019	290,651
Cathay General Bancorp	62,803	2,458,737
CBTX, Inc.	15,500	412,145
Central Pacific Financial Corp.	23,630	506,864
Citizens & Northern Corp.	13,113	316,941
City Holding Co.	12,897	1,030,212
Civista Bancshares, Inc.	12,600	267,876
CNB Financial Corp.	13,595	328,863
†Coastal Financial Corp.	8,800	335,456
Colony Bankcorp, Inc.	13,900	209,751
Columbia Banking System, Inc.	67,593	1,936,539
Community Bank System, Inc.	46,019	2,912,082
Community Trust Bancorp, Inc.	13,430	543,109
ConnectOne Bancorp, Inc.	32,169	786,532
†CrossFirst Bankshares, Inc.	39,700	524,040
†Customers Bancorp, Inc.	26,380	894,282
CVB Financial Corp.	116,359	2,886,867
Dime Community Bancshares, Inc.	29,363	870,613
Eagle Bancorp, Inc.	27,246	1,291,733
Eastern Bankshares, Inc.	138,200	2,551,172
Enterprise Bancorp, Inc.	7,799	251,050
Enterprise Financial Services Corp.	29,970	1,243,755
Equity Bancshares, Inc. Class A	11,600	338,256
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Esquire Financial Holdings, Inc.	4,400	$ 146,520
Farmers & Merchants Bancorp, Inc.	9,300	308,667
Farmers National Banc Corp.	27,992	419,880
FB Financial Corp.	30,771	1,206,839
Financial Institutions, Inc.	13,267	345,207
First Bancorp	29,609	1,033,354
First BanCorp	170,435	2,200,316
First Bancorp, Inc.	8,780	264,541
First Bancshares, Inc.	17,200	491,920
First Bank	13,400	187,332
First Busey Corp.	43,335	990,205
First Business Financial Services, Inc.	6,800	212,092
First Commonwealth Financial Corp.	81,039	1,087,543
First Community Bankshares, Inc.	14,534	427,445
First Financial Bancorp	80,017	1,552,330
First Financial Bankshares, Inc.	111,684	4,385,831
First Financial Corp.	9,669	430,271
First Foundation, Inc.	43,005	880,742
First Guaranty Bancshares, Inc.	3,800	92,378
First Internet Bancorp	7,892	290,583
First Interstate BancSystem, Inc. Class A	79,643	3,035,195
First Merchants Corp.	49,568	1,765,612
First Mid Bancshares, Inc.	16,413	585,452
First of Long Island Corp.	19,354	339,276
†First Western Financial, Inc.	7,400	201,206
Five Star Bancorp	10,400	274,768
Flushing Financial Corp.	25,097	533,562
Fulton Financial Corp.	136,400	1,970,980
†FVCBankcorp, Inc.	10,200	192,066
German American Bancorp, Inc.	23,477	802,444
Glacier Bancorp, Inc.	95,182	4,513,530
Great Southern Bancorp, Inc.	8,870	519,427
Guaranty Bancshares, Inc.	6,628	240,265
Hancock Whitney Corp.	74,275	3,292,611
Hanmi Financial Corp.	26,042	584,383
HarborOne Bancorp, Inc.	42,358	584,117
HBT Financial, Inc.	8,100	144,747
Heartland Financial USA, Inc.	34,838	1,447,171
Heritage Commerce Corp.	50,438	539,182
Heritage Financial Corp.	30,255	761,216
Hilltop Holdings, Inc.	52,875	1,409,648
Home BancShares, Inc.	161,628	3,357,014
HomeStreet, Inc.	16,429	569,593
HomeTrust Bancshares, Inc.	12,641	316,025

LVIP SSGA Small-Cap Index Fund–4

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Hope Bancorp, Inc.	99,958	$ 1,383,419
Horizon Bancorp, Inc.	36,982	644,226
Independent Bank Corp.	57,204	3,484,533
Independent Bank Group, Inc.	32,060	2,177,195
International Bancshares Corp.	46,464	1,862,277
John Marshall Bancorp, Inc.	8,200	184,828
Lakeland Bancorp, Inc.	52,678	770,152
Lakeland Financial Corp.	21,017	1,395,949
Live Oak Bancshares, Inc.	27,500	931,975
Macatawa Bank Corp.	22,645	200,182
Mercantile Bank Corp.	13,333	425,989
Meta Financial Group, Inc.	25,400	982,218
Metrocity Bankshares, Inc.	16,200	329,022
†Metropolitan Bank Holding Corp.	8,700	603,954
Mid Penn Bancorp, Inc.	12,200	329,034
Midland States Bancorp, Inc.	18,004	432,816
MidWestOne Financial Group, Inc.	12,242	363,832
MVB Financial Corp.	8,800	273,768
National Bank Holdings Corp. Class A	25,152	962,567
NBT Bancorp, Inc.	36,339	1,365,983
†Nicolet Bankshares, Inc.	10,500	759,570
Northeast Bank	6,200	226,486
Northwest Bancshares, Inc.	103,709	1,327,475
OceanFirst Financial Corp.	50,267	961,608
OFG Bancorp	42,288	1,074,115
Old National Bancorp	251,004	3,712,349
Old Second Bancorp, Inc.	35,946	480,958
Origin Bancorp, Inc.	19,300	748,840
Orrstown Financial Services, Inc.	9,200	222,364
Pacific Premier Bancorp, Inc.	80,982	2,367,914
Park National Corp.	12,576	1,524,840
Parke Bancorp, Inc.	9,500	199,120
PCB Bancorp	10,900	203,612
Peapack-Gladstone Financial Corp.	15,291	454,143
Peoples Bancorp, Inc.	21,840	580,944
Peoples Financial Services Corp.	5,877	328,172
Preferred Bank	11,746	798,963
Premier Financial Corp.	31,475	797,891
Primis Financial Corp.	20,400	278,052
†Professional Holding Corp. Class A	9,200	184,460
QCR Holdings, Inc.	14,300	772,057
RBB Bancorp	11,832	244,567
Red River Bancshares, Inc.	3,900	210,912
Renasant Corp.	47,208	1,360,063
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Republic Bancorp, Inc. Class A	8,025	$ 387,206
†Republic First Bancorp, Inc.	37,687	143,587
S&T Bancorp, Inc.	33,424	916,820
Sandy Spring Bancorp, Inc.	38,217	1,493,138
Seacoast Banking Corp. of Florida	51,444	1,699,710
ServisFirst Bancshares, Inc.	43,100	3,401,452
Shore Bancshares, Inc.	15,100	279,350
Sierra Bancorp	11,766	255,675
†Silvergate Capital Corp. Class A	26,400	1,413,192
Simmons First National Corp. Class A	107,370	2,282,686
SmartFinancial, Inc.	11,600	280,256
South Plains Financial, Inc.	8,977	216,705
†Southern First Bancshares, Inc.	6,415	279,630
Southside Bancshares, Inc.	26,867	1,005,363
SouthState Corp.	64,105	4,945,701
Stock Yards Bancorp, Inc.	24,332	1,455,540
Summit Financial Group, Inc.	9,558	265,521
†Texas Capital Bancshares, Inc.	43,500	2,289,840
†Third Coast Bancshares, Inc.	11,800	258,420
Tompkins Financial Corp.	12,159	876,664
Towne Bank	57,937	1,572,990
TriCo Bancshares	26,913	1,228,309
†Triumph Bancorp, Inc.	20,600	1,288,736
Trustmark Corp.	52,979	1,546,457
UMB Financial Corp.	37,782	3,253,030
United Bankshares, Inc.	113,078	3,965,645
United Community Banks, Inc.	90,396	2,729,055
Unity Bancorp, Inc.	6,000	158,880
Univest Financial Corp.	25,720	654,317
†USCB Financial Holdings, Inc.	7,300	84,242
Valley National Bancorp	366,076	3,810,851
Veritex Holdings, Inc.	44,582	1,304,469
Washington Federal, Inc.	56,100	1,684,122
Washington Trust Bancorp, Inc.	14,575	704,993
WesBanco, Inc.	50,795	1,610,709
West BanCorp, Inc.	13,696	333,361
Westamerica BanCorp	22,481	1,251,292
		187,348,463
Beverages–0.53%
BRC, Inc. Class A	21,400	174,624
†Celsius Holdings, Inc.	46,700	3,047,642
Coca-Cola Consolidated, Inc.	4,013	2,262,931
†Duckhorn Portfolio, Inc.	31,700	667,602

LVIP SSGA Small-Cap Index Fund–5

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
MGP Ingredients, Inc.	12,100	$ 1,211,089
National Beverage Corp.	20,234	990,252
Primo Water Corp.	133,900	1,791,582
†Vintage Wine Estates, Inc.	24,500	192,570
†Vita Coco Co., Inc.	22,800	223,212
		10,561,504
Biotechnology–6.84%
†2seventy bio, Inc.	31,700	418,440
†4D Molecular Therapeutics, Inc.	25,100	175,198
†Aadi Bioscience, Inc.	11,800	145,376
†ACADIA Pharmaceuticals, Inc.	103,200	1,454,088
†Adagio Therapeutics, Inc.	45,400	148,912
†Adicet Bio, Inc.	24,000	350,400
†ADMA Biologics, Inc.	157,000	310,860
†Aerovate Therapeutics, Inc.	8,400	131,292
†Affimed NV	116,600	322,982
†Agenus, Inc.	223,300	433,202
†Agios Pharmaceuticals, Inc.	46,900	1,039,773
†Akero Therapeutics, Inc.	23,500	222,075
†Albireo Pharma, Inc.	14,600	289,956
†Alector, Inc.	51,089	519,064
†Alkermes PLC	138,500	4,125,915
†Allogene Therapeutics, Inc.	67,000	763,800
†Allovir, Inc.	25,800	100,620
†Alpine Immune Sciences, Inc.	13,400	114,034
†ALX Oncology Holdings, Inc.	16,900	136,721
†Amicus Therapeutics, Inc.	232,100	2,492,754
†AnaptysBio, Inc.	16,600	336,980
†Anavex Life Sciences Corp.	58,700	587,587
†Anika Therapeutics, Inc.	12,195	272,192
†Apellis Pharmaceuticals, Inc.	76,704	3,468,555
†Arbutus Biopharma Corp.	92,100	249,591
†Arcellx, Inc.	8,300	150,064
†Arcturus Therapeutics Holdings, Inc.	19,800	311,652
†Arcus Biosciences, Inc.	43,000	1,089,620
†Arcutis Biotherapeutics, Inc.	29,200	622,252
†Arrowhead Pharmaceuticals, Inc.	88,032	3,099,607
†Atara Biotherapeutics, Inc.	78,400	610,736
†Aura Biosciences, Inc.	15,400	218,218
†Aurinia Pharmaceuticals, Inc.	113,300	1,138,665
†Avid Bioservices, Inc.	52,100	795,046
†Avidity Biosciences, Inc.	41,300	600,089
†Beam Therapeutics, Inc.	53,600	2,074,856
†BioCryst Pharmaceuticals, Inc.	156,403	1,654,744
†Biohaven Pharmaceutical Holding Co. Ltd.	53,100	7,737,201
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Bioxcel Therapeutics, Inc.	15,930	$ 210,276
†Bluebird Bio, Inc.	60,700	251,298
†Blueprint Medicines Corp.	50,548	2,553,180
†Bridgebio Pharma, Inc.	91,585	831,592
†C4 Therapeutics, Inc.	35,100	264,654
†CareDx, Inc.	43,800	940,824
†Caribou Biosciences, Inc.	45,200	245,436
†Catalyst Pharmaceuticals, Inc.	84,000	588,840
†Celldex Therapeutics, Inc.	39,900	1,075,704
Celularity, Inc.	12,900	43,860
†Century Therapeutics, Inc.	17,000	142,800
†Cerevel Therapeutics Holdings, Inc.	45,700	1,208,308
†ChemoCentryx, Inc.	53,245	1,319,411
†Chimerix, Inc.	74,400	154,752
†Chinook Therapeutics, Inc.	36,460	637,685
†Cogent Biosciences, Inc.	37,500	338,250
†Coherus Biosciences, Inc.	61,105	442,400
†Crinetics Pharmaceuticals, Inc.	44,268	825,598
†CTI BioPharma Corp.	78,700	469,839
†Cullinan Oncology, Inc.	24,900	319,218
†Cytokinetics, Inc.	69,266	2,721,461
†Day One Biopharmaceuticals, Inc.	19,600	350,840
†Deciphera Pharmaceuticals, Inc.	38,387	504,789
†Denali Therapeutics, Inc.	82,700	2,433,861
†Design Therapeutics, Inc.	28,100	393,400
†Dynavax Technologies Corp.	99,115	1,247,858
†Dyne Therapeutics, Inc.	26,100	179,307
†Eagle Pharmaceuticals, Inc.	9,200	408,756
†Editas Medicine, Inc.	59,038	698,420
†Eiger BioPharmaceuticals, Inc.	35,200	221,760
†Emergent BioSolutions, Inc.	42,448	1,317,586
†Enanta Pharmaceuticals, Inc.	16,900	798,863
†Enochian Biosciences, Inc.	16,500	31,845
†EQRx, Inc.	115,500	541,695
†Erasca, Inc.	55,200	307,464
†Fate Therapeutics, Inc.	70,154	1,738,416
†FibroGen, Inc.	74,300	784,608
†Foghorn Therapeutics, Inc.	17,400	236,640
†Forma Therapeutics Holdings, Inc.	28,400	195,676
†Gelesis Holdings, Inc.	9,100	14,105
†Generation Bio Co.	39,000	255,840
†Geron Corp.	305,194	473,051
†Global Blood Therapeutics, Inc.	53,800	1,718,910
†Gossamer Bio, Inc.	53,500	447,795

LVIP SSGA Small-Cap Index Fund–6

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†GreenLight Biosciences Holdings PBC	11,700	$ 25,857
†Halozyme Therapeutics, Inc.	115,043	5,061,892
†Heron Therapeutics, Inc.	87,892	245,219
†HilleVax, Inc.	10,300	112,579
†Humacyte, Inc.	14,300	45,903
†Icosavax, Inc.	19,700	112,881
†Ideaya Biosciences, Inc.	29,700	409,860
†IGM Biosciences, Inc.	8,400	151,452
†Imago Biosciences, Inc.	21,900	293,241
†ImmunityBio, Inc.	71,000	264,120
†ImmunoGen, Inc.	184,493	830,219
†Immunovant, Inc.	33,200	129,480
†Inhibrx, Inc.	24,700	280,345
†Inovio Pharmaceuticals, Inc.	182,300	315,379
†Insmed, Inc.	101,900	2,009,468
†Instil Bio, Inc.	57,700	266,574
†Intercept Pharmaceuticals, Inc.	21,500	296,915
†Iovance Biotherapeutics, Inc.	126,700	1,398,768
†Ironwood Pharmaceuticals, Inc.	115,772	1,334,851
†iTeos Therapeutics, Inc.	18,700	385,220
†IVERIC bio, Inc.	99,700	959,114
†Janux Therapeutics, Inc.	15,300	186,813
†Jounce Therapeutics, Inc.	35,100	106,353
†KalVista Pharmaceuticals, Inc.	21,800	214,512
†Karuna Therapeutics, Inc.	22,500	2,846,475
†Karyopharm Therapeutics, Inc.	64,762	292,077
†Keros Therapeutics, Inc.	13,900	384,057
†Kezar Life Sciences, Inc.	38,500	318,395
†Kiniksa Pharmaceuticals Ltd. Class A	25,700	249,033
†Kinnate Biopharma, Inc.	24,400	307,684
†Kodiak Sciences, Inc.	29,115	222,439
†Kronos Bio, Inc.	33,300	121,212
†Krystal Biotech, Inc.	17,400	1,142,484
†Kura Oncology, Inc.	54,799	1,004,466
†Kymera Therapeutics, Inc.	31,800	626,142
†Lexicon Pharmaceuticals, Inc.	61,416	114,234
†Ligand Pharmaceuticals, Inc.	13,065	1,165,659
†Lyell Immunopharma, Inc.	146,300	953,876
†MacroGenics, Inc.	50,800	149,860
†Madrigal Pharmaceuticals, Inc.	10,635	761,253
†MannKind Corp.	213,000	811,530
†MeiraGTx Holdings plc	25,292	191,460
†Mersana Therapeutics, Inc.	73,700	340,494
†MiMedx Group, Inc.	94,000	326,180
†Mirum Pharmaceuticals, Inc.	13,200	256,872
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Monte Rosa Therapeutics, Inc.	24,900	$ 240,783
†Morphic Holding, Inc.	21,300	462,210
†Myriad Genetics, Inc.	68,100	1,237,377
†Nkarta, Inc.	26,700	328,944
†Nurix Therapeutics, Inc.	37,500	475,125
†Nuvalent, Inc. Class A	15,200	206,112
†Ocugen, Inc.	181,000	410,870
†Organogenesis Holdings, Inc.	59,600	290,848
†Outlook Therapeutics, Inc.	101,600	103,632
†Pardes Biosciences, Inc.	23,300	71,531
†PepGen, Inc.	6,300	62,559
†PMV Pharmaceuticals, Inc.	30,600	436,050
†Point Biopharma Global, Inc.	62,300	424,263
†Praxis Precision Medicines, Inc.	31,800	77,910
†Precigen, Inc.	84,900	113,766
†Prometheus Biosciences, Inc.	25,500	719,865
†Protagonist Therapeutics, Inc.	38,300	302,953
†Prothena Corp. PLC	31,100	844,365
†PTC Therapeutics, Inc.	59,924	2,400,555
†Radius Health, Inc.	41,100	426,207
†Rallybio Corp.	14,485	109,362
†RAPT Therapeutics, Inc.	22,100	403,325
†Recursion Pharmaceuticals, Inc. Class A	114,600	932,844
†REGENXBIO, Inc.	34,100	842,270
†Relay Therapeutics, Inc.	64,400	1,078,700
†Replimune Group, Inc.	26,076	455,808
†REVOLUTION Medicines, Inc.	52,900	1,031,021
†Rigel Pharmaceuticals, Inc.	147,363	166,520
†Rocket Pharmaceuticals, Inc.	36,400	500,864
†Sage Therapeutics, Inc.	43,600	1,408,280
†Sana Biotechnology, Inc.	74,600	479,678
†Sangamo Therapeutics, Inc.	100,589	416,438
†Sema4 Holdings Corp.	134,000	168,840
†Seres Therapeutics, Inc.	59,300	203,399
†Sierra Oncology, Inc.	12,500	687,375
†Sorrento Therapeutics, Inc.	322,900	649,029
†SpringWorks Therapeutics, Inc.	29,000	713,980
†Stoke Therapeutics, Inc.	18,500	244,385
†Sutro Biopharma, Inc.	36,700	191,207
†Syndax Pharmaceuticals, Inc.	42,606	819,739
†Talaris Therapeutics, Inc.	18,700	84,337
†Tango Therapeutics, Inc.	38,200	173,046
†Tenaya Therapeutics, Inc.	23,700	133,431
†TG Therapeutics, Inc.	113,500	482,375
†Travere Therapeutics, Inc.	51,500	1,247,845

LVIP SSGA Small-Cap Index Fund–7

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Turning Point Therapeutics, Inc.	38,900	$ 2,927,225
†Twist Bioscience Corp.	47,500	1,660,600
†Tyra Biosciences, Inc.	10,600	75,790
†Vanda Pharmaceuticals, Inc.	46,481	506,643
†Vaxart, Inc.	105,600	369,600
†Vaxcyte, Inc.	44,000	957,440
†VBI Vaccines, Inc.	171,400	138,577
†Vera Therapeutics, Inc.	11,600	157,876
†Veracyte, Inc.	59,700	1,188,030
†Vericel Corp.	40,400	1,017,272
†Verve Therapeutics, Inc.	31,400	479,792
†Vir Biotechnology, Inc.	61,000	1,553,670
†Viridian Therapeutics, Inc.	21,600	249,912
†VistaGen Therapeutics, Inc.	168,300	148,104
†Xencor, Inc.	48,800	1,335,656
†Xeris Biopharma Holdings, Inc.	113,800	175,252
†Y-mAbs Therapeutics, Inc.	31,300	473,569
†Zentalis Pharmaceuticals, Inc.	32,300	907,630
		135,205,546
Building Products–1.33%
AAON, Inc.	37,717	2,065,383
†American Woodmark Corp.	14,175	638,017
Apogee Enterprises, Inc.	18,847	739,179
Caesarstone Ltd.	18,900	172,557
†Cornerstone Building Brands, Inc.	54,591	1,336,934
CSW Industrials, Inc.	12,800	1,318,784
†Gibraltar Industries, Inc.	28,291	1,096,276
Griffon Corp.	39,831	1,116,463
Insteel Industries, Inc.	16,139	543,400
†Janus International Group, Inc.	65,300	589,659
†JELD-WEN Holding, Inc.	74,100	1,081,119
†Masonite International Corp.	19,388	1,489,580
†PGT Innovations, Inc.	50,695	843,565
Quanex Building Products Corp.	28,652	651,833
†Resideo Technologies, Inc.	123,400	2,396,428
Simpson Manufacturing Co., Inc.	36,789	3,701,341
UFP Industries, Inc.	51,510	3,509,892
†View, Inc.	94,900	153,738
Zurn Water Solutions Corp.	104,664	2,851,047
		26,295,195
Capital Markets–1.58%
Artisan Partners Asset Management, Inc. Class A	50,500	1,796,285
†AssetMark Financial Holdings, Inc.	19,400	364,138
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Associated Capital Group, Inc. Class A	1,451	$ 51,989
B Riley Financial, Inc.	17,423	736,122
†Bakkt Holdings, Inc.	48,700	102,270
BGC Partners, Inc. Class A	273,800	922,706
†Blucora, Inc.	42,268	780,267
Brightsphere Investment Group, Inc.	27,617	497,382
†Cannae Holdings, Inc.	66,700	1,289,978
Cohen & Steers, Inc.	21,469	1,365,214
Cowen, Inc. Class A	22,908	542,691
Diamond Hill Investment Group, Inc.	2,632	457,020
†Donnelley Financial Solutions, Inc.	24,600	720,534
Federated Hermes, Inc.	75,200	2,390,608
†Focus Financial Partners, Inc. Class A	50,500	1,720,030
GAMCO Investors, Inc. Class A	4,395	91,855
GCM Grosvenor, Inc. Class A	38,300	262,355
Hamilton Lane, Inc. Class A	30,100	2,022,118
Houlihan Lokey, Inc.	43,364	3,422,720
Manning & Napier, Inc.	10,900	135,923
†MarketWise, Inc.	15,200	54,720
Moelis & Co. Class A	54,800	2,156,380
†Open Lending Corp. Class A	90,000	920,700
Oppenheimer Holdings, Inc. Class A	7,802	257,778
Perella Weinberg Partners Class A	32,500	189,475
Piper Sandler Cos.,	14,968	1,696,772
PJT Partners, Inc. Class A	20,500	1,440,740
Pzena Investment Management, Inc. Class A	14,259	93,967
Sculptor Capital Management, Inc.	19,000	158,650
Silvercrest Asset Management Group, Inc. Class A	6,100	100,101
StepStone Group, Inc. Class A	44,800	1,166,144
†StoneX Group, Inc.	14,724	1,149,503
Value Line, Inc.	900	59,445
Victory Capital Holdings, Inc. Class A	14,000	337,400
Virtus Investment Partners, Inc.	6,332	1,082,899
WisdomTree Investments, Inc.	116,608	591,203
		31,128,082
Chemicals–2.08%
AdvanSix, Inc.	23,600	789,184

LVIP SSGA Small-Cap Index Fund–8

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
American Vanguard Corp.	24,995	$ 558,638
†Amyris, Inc.	165,300	305,805
†Aspen Aerogels, Inc.	22,600	223,288
Avient Corp.	77,371	3,101,030
Balchem Corp.	27,009	3,504,148
Cabot Corp.	47,100	3,004,509
Chase Corp.	6,439	501,019
†Danimer Scientific, Inc.	75,900	346,104
†Diversey Holdings Ltd.	62,400	411,840
Ecovyst, Inc.	51,000	502,350
FutureFuel Corp.	22,108	160,946
†GCP Applied Technologies, Inc.	41,200	1,288,736
Hawkins, Inc.	16,536	595,792
HB Fuller Co.	45,009	2,709,992
†Ingevity Corp.	33,053	2,086,966
Innospec, Inc.	21,104	2,021,552
†Intrepid Potash, Inc.	9,300	421,197
Koppers Holdings, Inc.	17,560	397,558
Kronos Worldwide, Inc.	18,889	347,558
†Livent Corp.	137,600	3,122,144
†LSB Industries, Inc.	26,500	367,290
Minerals Technologies, Inc.	27,764	1,703,044
†Origin Materials, Inc.	86,000	440,320
Orion Engineered Carbons SA	51,995	807,482
†Perimeter Solutions SA	100,500	1,089,420
†PureCycle Technologies, Inc.	88,900	659,638
Quaker Chemical Corp.	11,613	1,736,376
†Rayonier Advanced Materials, Inc.	52,000	136,240
Sensient Technologies Corp.	35,395	2,851,421
Stepan Co.	18,170	1,841,530
Tredegar Corp.	22,530	225,300
Trinseo PLC	30,800	1,184,568
Tronox Holdings PLC Class A	98,700	1,658,160
Valhi, Inc.	2,100	95,214
		41,196,359
Commercial Services & Supplies–1.57%
ABM Industries, Inc.	56,923	2,471,597
ACCO Brands Corp.	80,224	523,863
†ACV Auctions, Inc. Class A	93,100	608,874
Aris Water Solution, Inc. Class A	18,000	300,240
Brady Corp. Class A	39,837	1,881,900
†BrightView Holdings, Inc.	39,300	471,600
Brink's Co.	39,360	2,389,546
†Casella Waste Systems, Inc. Class A	42,634	3,098,639
†Cimpress PLC	15,334	596,493
CompX International, Inc.	1,538	35,666
†CoreCivic, Inc.	102,800	1,142,108
Deluxe Corp.	36,740	796,156
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Ennis, Inc.	21,062	$ 426,084
†GEO Group, Inc.	101,626	670,732
†Harsco Corp.	67,800	482,058
Healthcare Services Group, Inc.	63,181	1,099,981
†Heritage-Crystal Clean, Inc.	13,254	357,328
HNI Corp.	36,175	1,254,911
Interface, Inc.	50,121	628,517
†KAR Auction Services, Inc.	102,200	1,509,494
Kimball International, Inc. Class B	30,902	237,018
†Legalzoom.com, Inc.	81,800	898,982
†Li-Cycle Holdings Corp.	111,200	765,056
Matthews International Corp. Class A	26,710	765,776
MillerKnoll, Inc.	64,305	1,689,292
†Montrose Environmental Group, Inc.	22,800	769,728
NL Industries, Inc.	7,236	71,419
Pitney Bowes, Inc.	151,600	548,792
†Quad/Graphics, Inc.	25,900	71,225
†SP Plus Corp.	19,997	614,308
Steelcase, Inc. Class A	74,398	798,290
UniFirst Corp.	12,667	2,181,004
†Viad Corp.	17,513	483,534
VSE Corp.	8,966	336,942
		30,977,153
Communications Equipment–0.79%
ADTRAN, Inc.	42,248	740,607
†Aviat Networks, Inc.	9,700	242,888
†Calix, Inc.	47,731	1,629,536
†Cambium Networks Corp.	9,000	131,850
†Casa Systems, Inc.	25,968	102,054
†Clearfield, Inc.	9,800	607,110
†CommScope Holding Co., Inc.	171,300	1,048,356
Comtech Telecommunications Corp.	21,675	196,592
†Digi International, Inc.	29,943	725,220
†DZS, Inc.	14,500	235,915
†Extreme Networks, Inc.	110,145	982,493
†Harmonic, Inc.	79,788	691,762
†Infinera Corp.	160,323	859,331
†Inseego Corp.	71,300	134,757
†NETGEAR, Inc.	24,834	459,926
†NetScout Systems, Inc.	59,956	2,029,511
†Ondas Holdings, Inc.	28,300	152,537
†OptimizeRx Corp.	14,700	402,633
†Plantronics, Inc.	35,951	1,426,536
†Ribbon Communications, Inc.	59,202	179,974
†Viavi Solutions, Inc.	194,500	2,573,235
		15,552,823

LVIP SSGA Small-Cap Index Fund–9

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–1.33%
†Ameresco, Inc. Class A	26,721	$ 1,217,409
†API Group Corp.	174,700	2,615,259
Arcosa, Inc.	41,300	1,917,559
Argan, Inc.	11,924	445,004
Comfort Systems USA, Inc.	30,336	2,522,438
†Concrete Pumping Holdings, Inc.	22,000	133,320
†Construction Partners, Inc. Class A	34,100	714,054
†Dycom Industries, Inc.	24,629	2,291,482
EMCOR Group, Inc.	43,296	4,457,756
†Fluor Corp.	121,100	2,947,574
Granite Construction, Inc.	38,979	1,135,848
†Great Lakes Dredge & Dock Corp.	57,434	752,960
†IES Holdings, Inc.	7,200	217,224
†Infrastructure & Energy Alternatives, Inc.	24,000	192,720
†MYR Group, Inc.	14,394	1,268,543
†Northwest Pipe Co.	8,348	249,939
†NV5 Global, Inc.	11,400	1,330,836
Primoris Services Corp.	45,538	990,907
†Sterling Infrastructure, Inc.	24,000	526,080
†Tutor Perini Corp.	35,006	307,353
		26,234,265
Construction Materials–0.13%
†Summit Materials, Inc. Class A	101,016	2,352,663
U.S. Lime & Minerals, Inc.	1,787	188,707
		2,541,370
Consumer Finance–0.66%
†Atlanticus Holdings Corp.	4,315	151,759
†Consumer Portfolio Services, Inc.	11,500	117,875
Curo Group Holdings Corp.	18,000	99,540
†Encore Capital Group, Inc.	20,363	1,176,371
†Enova International, Inc.	27,723	798,977
†EZCORP, Inc. Class A	41,619	312,559
FirstCash Holdings, Inc.	32,924	2,288,547
†Green Dot Corp. Class A	42,102	1,057,181
†LendingClub Corp.	86,560	1,011,886
†LendingTree, Inc.	9,200	403,144
†Moneylion, Inc.	119,600	157,872
Navient Corp.	98,200	1,373,818
Nelnet, Inc. Class A	12,638	1,077,389
†NerdWallet, Inc. Class A	20,600	163,358
†Oportun Financial Corp.	25,900	214,193
†OppFi, Inc.	9,400	30,926
†PRA Group, Inc.	33,723	1,226,168
†PROG Holdings, Inc.	46,305	764,033
Regional Management Corp.	6,743	251,986
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
†Sunlight Financial Holdings, Inc.	19,400	$ 57,230
†World Acceptance Corp.	3,601	404,176
		13,138,988
Containers & Packaging–0.30%
Greif, Inc. Class A	26,617	1,659,917
Myers Industries, Inc.	31,197	709,108
†O-I Glass, Inc.	133,000	1,862,000
Pactiv Evergreen, Inc.	36,500	363,540
†Ranpak Holdings Corp.	33,900	237,300
TriMas Corp.	36,725	1,016,915
		5,848,780
Distributors–0.03%
†Funko, Inc. Class A	25,400	566,928
Weyco Group, Inc.	3,500	85,575
		652,503
Diversified Consumer Services–0.97%
†2U, Inc.	64,800	678,456
†Adtalem Global Education, Inc.	38,617	1,389,053
†American Public Education, Inc.	15,560	251,450
†Beachbody Co., Inc.	90,000	108,000
Carriage Services, Inc.	12,535	497,013
†Chegg, Inc.	104,000	1,953,120
†Coursera, Inc.	93,900	1,331,502
†Duolingo, Inc.	19,800	1,733,490
European Wax Center, Inc. Class A	17,500	308,350
†Frontdoor, Inc.	71,200	1,714,496
Graham Holdings Co. Class B	3,200	1,813,888
Laureate Education, Inc. Class A	98,200	1,136,174
†Nerdy, Inc.	44,700	95,211
†OneSpaWorld Holdings Ltd.	53,200	381,444
†Perdoceo Education Corp.	60,668	714,669
†PowerSchool Holdings, Inc. Class A	37,900	456,695
†Rover Group, Inc.	77,700	292,152
†StoneMor, Inc.	26,900	91,998
Strategic Education, Inc.	20,135	1,421,128
†Stride, Inc.	35,200	1,435,808
†Udemy, Inc.	60,800	620,768
†Universal Technical Institute, Inc.	25,600	182,528
†Vivint Smart Home, Inc.	80,600	280,488
†WW International, Inc.	44,700	285,633
		19,173,514
Diversified Financial Services–0.21%
Alerus Financial Corp.	12,900	307,149

LVIP SSGA Small-Cap Index Fund–10

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services (continued)
A-Mark Precious Metals, Inc.	15,600	$ 503,100
Applied Blockchain, Inc.	7,300	7,665
Banco Latinoamericano de Comercio Exterior SA	24,158	320,577
Compass Diversified Holdings	52,400	1,122,408
†Cryptyde, Inc.	34,240	69,507
†Greenidge Generation Holdings, Inc.	10,600	26,924
Jackson Financial, Inc. Class A	65,000	1,738,750
†SWK Holdings Corp.	4,100	71,619
		4,167,699
Diversified Telecommunication Services–0.61%
†Anterix, Inc.	9,800	402,486
ATN International, Inc.	9,592	449,961
†Bandwidth, Inc. Class A	19,600	368,872
Cogent Communications Holdings, Inc.	36,804	2,236,211
†Consolidated Communications Holdings, Inc.	62,155	435,085
†EchoStar Corp. Class A	31,000	598,300
†Globalstar, Inc.	574,300	706,389
†IDT Corp. Class B	12,400	311,860
†Iridium Communications, Inc.	108,250	4,065,870
†Liberty Latin America Ltd. Class A	167,571	1,305,728
†Ooma, Inc.	19,294	228,441
†Radius Global Infrastructure, Inc. Class A	61,900	944,594
†Starry Group Holdings, Inc. Class A	20,400	84,048
		12,137,845
Electric Utilities–0.75%
ALLETE, Inc.	48,673	2,860,999
MGE Energy, Inc.	31,515	2,452,812
Otter Tail Corp.	35,581	2,388,553
PNM Resources, Inc.	72,236	3,451,436
Portland General Electric Co.	76,100	3,677,913
Via Renewables, Inc.	10,700	81,962
		14,913,675
Electrical Equipment–1.08%
Allied Motion Technologies, Inc.	10,400	237,536
†Array Technologies, Inc.	127,300	1,401,573
†Atkore, Inc.	36,500	3,029,865
AZZ, Inc.	21,027	858,322
†Babcock & Wilcox Enterprises, Inc.	47,700	287,631
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Blink Charging Co.	31,600	$ 522,348
†Bloom Energy Corp. Class A	136,700	2,255,550
Charge Enterprises, Inc.	91,000	434,070
Encore Wire Corp.	16,226	1,686,206
†Energy Vault Holdings, Inc.	20,800	208,416
EnerSys	35,322	2,082,585
†Enovix Corp.	91,200	812,592
†Fluence Energy, Inc.	30,000	284,400
†FTC Solar, Inc.	35,300	127,786
†FuelCell Energy, Inc.	317,600	1,191,000
GrafTech International Ltd.	167,200	1,182,104
†Heliogen, Inc.	16,500	34,815
†NuScale Power Corp.	9,800	97,902
Powell Industries, Inc.	7,908	184,810
Preformed Line Products Co.	2,486	152,889
†Shoals Technologies Group, Inc. Class A	94,300	1,554,064
†Stem, Inc.	120,400	862,064
†Thermon Group Holdings, Inc.	28,560	401,268
†TPI Composites, Inc.	30,700	383,750
†Vicor Corp.	18,171	994,499
		21,268,045
Electronic Equipment, Instruments & Components–2.18%
†908 Devices, Inc.	18,100	372,679
Advanced Energy Industries, Inc.	32,179	2,348,423
†Aeva Technologies, Inc.	88,800	277,944
†AEye, Inc.	22,200	42,402
†Akoustis Technologies, Inc.	46,700	172,790
†Arlo Technologies, Inc.	72,815	456,550
Badger Meter, Inc.	24,822	2,007,852
Belden, Inc.	37,542	1,999,862
Benchmark Electronics, Inc.	29,966	676,033
†Cepton, Inc.	3,200	4,992
CTS Corp.	27,411	933,345
†ePlus, Inc.	22,616	1,201,362
†ESS Tech, Inc.	68,700	193,047
†Evolv Technologies Holdings, Inc.	70,700	188,062
†Fabrinet	31,356	2,542,972
†FARO Technologies, Inc.	15,699	484,000
†Focus Universal, Inc.	14,900	170,158
†Identiv, Inc.	17,700	204,966
†Insight Enterprises, Inc.	26,303	2,269,423
†Itron, Inc.	38,600	1,907,998
†Kimball Electronics, Inc.	20,475	411,548
†Knowles Corp.	74,906	1,298,121
†Lightwave Logic, Inc.	94,200	616,068
Methode Electronics, Inc.	30,866	1,143,277
†MicroVision, Inc.	142,300	546,432
†Mirion Technologies, Inc.	110,200	634,752

LVIP SSGA Small-Cap Index Fund–11

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Napco Security Technologies, Inc.	26,200	$ 539,458
†nLight, Inc.	38,600	394,492
†Novanta, Inc.	30,163	3,657,867
†OSI Systems, Inc.	13,668	1,167,794
†Ouster, Inc.	111,600	180,792
†PAR Technology Corp.	22,100	828,529
PC Connection, Inc.	9,624	423,937
†Plexus Corp.	23,363	1,833,995
†Rogers Corp.	15,952	4,180,860
†Sanmina Corp.	50,795	2,068,880
†ScanSource, Inc.	21,737	676,890
†SmartRent, Inc.	98,900	447,028
†TTM Technologies, Inc.	85,050	1,063,125
†Velodyne Lidar, Inc.	159,100	151,972
Vishay Intertechnology, Inc.	111,721	1,990,868
†Vishay Precision Group, Inc.	10,572	307,962
		43,019,507
Energy Equipment & Services–1.54%
Archrock, Inc.	116,402	962,644
†Borr Drilling Ltd.	113,800	524,618
†Bristow Group, Inc.	20,373	476,728
Cactus, Inc. Class A	50,100	2,017,527
ChampionX Corp.	174,500	3,463,825
†Diamond Offshore Drilling, Inc.	81,900	482,391
†DMC Global, Inc.	16,488	297,279
†Dril-Quip, Inc.	30,900	797,220
†Expro Group Holdings NV	64,266	740,344
†Helix Energy Solutions Group, Inc.	123,856	383,954
Helmerich & Payne, Inc.	87,800	3,780,668
†Liberty Energy, Inc. Class A	118,000	1,505,680
†Nabors Industries Ltd.	7,614	1,019,515
†National Energy Services Reunited Corp.	32,300	218,994
†Newpark Resources, Inc.	76,141	235,276
†NexTier Oilfield Solutions, Inc.	149,363	1,420,442
†Noble Corp.	30,600	775,710
†Oceaneering International, Inc.	87,400	933,432
†Oil States International, Inc.	51,100	276,962
Patterson-UTI Energy, Inc.	183,700	2,895,112
†ProPetro Holding Corp.	74,400	744,000
†RPC, Inc.	58,700	405,617
†Select Energy Services, Inc. Class A	57,600	392,832
Solaris Oilfield Infrastructure, Inc. Class A	26,600	289,408
†TETRA Technologies, Inc.	106,200	431,172
†Tidewater, Inc.	34,111	719,401
†U.S. Silica Holdings, Inc.	63,383	723,834
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Valaris Ltd.	51,300	$ 2,166,912
†Weatherford International PLC	59,300	1,255,381
		30,336,878
Entertainment–0.34%
†Cinemark Holdings, Inc.	94,400	1,417,888
†IMAX Corp.	43,100	727,959
†Liberty Media Corp.-Liberty Braves Class A	40,100	972,290
†Lions Gate Entertainment Corp. Class A	149,900	1,347,713
†Madison Square Garden Entertainment Corp.	22,372	1,177,215
†Marcus Corp.	19,434	287,040
†Playstudios, Inc.	66,500	284,620
†Redbox Entertainment, Inc.	5,600	41,440
†Reservoir Media, Inc.	16,300	106,276
†Skillz, Inc.	261,600	324,384
		6,686,825
Equity Real Estate Investment Trusts–6.45%
Acadia Realty Trust	80,515	1,257,644
Agree Realty Corp.	63,166	4,556,164
†Alexander & Baldwin, Inc.	62,608	1,123,814
Alexander's, Inc.	1,876	416,772
American Assets Trust, Inc.	43,473	1,291,148
†Apartment Investment & Management Co. Class A	133,500	854,400
Apple Hospitality REIT, Inc.	185,600	2,722,752
Armada Hoffler Properties, Inc.	57,200	734,448
†Ashford Hospitality Trust, Inc.	29,440	176,051
Bluerock Residential Growth REIT, Inc. Class A	25,100	659,879
Braemar Hotels & Resorts, Inc.	52,900	226,941
Brandywine Realty Trust	147,400	1,420,936
Broadstone Net Lease, Inc.	143,800	2,949,338
BRT Apartments Corp.	9,600	206,304
CareTrust REIT, Inc.	83,771	1,544,737
CatchMark Timber Trust, Inc. Class A	41,800	420,508
†CBL & Associates Properties, Inc.	21,600	507,384
Cedar Realty Trust, Inc.	7,700	221,683
Centerspace	13,346	1,088,366
†Chatham Lodging Trust	40,431	422,504
City Office REIT, Inc.	36,400	471,380
Clipper Realty, Inc.	11,000	84,920
Community Healthcare Trust, Inc.	20,610	746,288

LVIP SSGA Small-Cap Index Fund–12

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Corporate Office Properties Trust	97,800	$ 2,561,382
CTO Realty Growth, Inc.	4,914	300,344
†DiamondRock Hospitality Co.	180,574	1,482,513
Diversified Healthcare Trust	200,000	364,000
Easterly Government Properties, Inc.	75,700	1,441,328
Empire State Realty Trust, Inc. Class A	123,500	868,205
†Equity Commonwealth	91,600	2,521,748
Essential Properties Realty Trust, Inc.	110,935	2,383,993
Farmland Partners, Inc.	35,600	491,280
Four Corners Property Trust, Inc.	66,500	1,768,235
Franklin Street Properties Corp.	87,127	363,320
Getty Realty Corp.	35,564	942,446
Gladstone Commercial Corp.	32,905	619,930
Gladstone Land Corp.	26,800	593,888
Global Medical REIT, Inc.	52,700	591,821
Global Net Lease, Inc.	89,954	1,273,749
Healthcare Realty Trust, Inc.	127,384	3,464,845
†Hersha Hospitality Trust	27,541	270,177
Independence Realty Trust, Inc.	190,256	3,944,007
Indus Realty Trust, Inc.	5,186	307,841
Industrial Logistics Properties Trust	56,989	802,405
Innovative Industrial Properties, Inc.	23,600	2,592,932
InvenTrust Properties Corp.	58,400	1,506,136
iStar, Inc.	57,970	794,769
Kite Realty Group Trust	186,969	3,232,694
LTC Properties, Inc.	33,573	1,288,867
LXP Industrial Trust	241,286	2,591,412
Macerich Co.	185,100	1,612,221
National Health Investors, Inc.	37,934	2,299,180
Necessity Retail REIT, Inc.	116,400	847,392
NETSTREIT Corp.	40,900	771,783
NexPoint Residential Trust, Inc.	19,400	1,212,694
Office Properties Income Trust	42,140	840,693
One Liberty Properties, Inc.	13,707	356,108
Orion Office REIT, Inc.	45,500	498,680
Outfront Media, Inc.	126,000	2,135,700
Paramount Group, Inc.	161,200	1,165,476
Pebblebrook Hotel Trust	112,360	1,861,805
Phillips Edison & Co., Inc.	98,300	3,284,203
Physicians Realty Trust	190,400	3,322,480
Piedmont Office Realty Trust, Inc. Class A	108,100	1,418,272
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Plymouth Industrial REIT, Inc.	32,000	$ 561,280
Postal Realty Trust, Inc. Class A	14,500	216,050
PotlatchDeltic Corp.	57,006	2,519,095
PS Business Parks, Inc.	17,162	3,211,868
Retail Opportunity Investments Corp.	102,567	1,618,507
RLJ Lodging Trust	142,755	1,574,588
RPT Realty	72,205	709,775
†Ryman Hospitality Properties, Inc.	46,106	3,505,439
Sabra Health Care REIT, Inc.	196,377	2,743,387
Safehold, Inc.	18,100	640,197
Saul Centers, Inc.	10,066	474,209
Service Properties Trust	144,300	754,689
SITE Centers Corp.	165,500	2,229,285
STAG Industrial, Inc.	154,934	4,784,362
†Summit Hotel Properties, Inc.	89,473	650,469
†Sunstone Hotel Investors, Inc.	185,792	1,843,057
Tanger Factory Outlet Centers, Inc.	87,900	1,249,938
Terreno Realty Corp.	63,834	3,557,469
UMH Properties, Inc.	42,067	742,903
Uniti Group, Inc.	201,600	1,899,072
Universal Health Realty Income Trust	10,873	578,552
Urban Edge Properties	100,000	1,521,000
Urstadt Biddle Properties, Inc. Class A	25,717	416,615
†Veris Residential, Inc.	77,000	1,019,480
Washington Real Estate Investment Trust	73,075	1,557,228
Whitestone REIT	39,671	426,463
†Xenia Hotels & Resorts, Inc.	98,404	1,429,810
		127,530,102
Food & Staples Retailing–0.59%
Andersons, Inc.	27,563	909,303
†Chefs' Warehouse, Inc.	28,935	1,125,282
†HF Foods Group, Inc.	32,300	168,606
Ingles Markets, Inc. Class A	12,131	1,052,364
Natural Grocers by Vitamin Cottage, Inc.	8,289	132,210
PriceSmart, Inc.	20,932	1,499,359
†Rite Aid Corp.	46,705	314,792
SpartanNash Co.	30,758	927,969
†Sprouts Farmers Market, Inc.	93,200	2,359,824
†United Natural Foods, Inc.	49,399	1,946,321
Village Super Market, Inc. Class A	7,113	162,247

LVIP SSGA Small-Cap Index Fund–13

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
Weis Markets, Inc.	14,100	$ 1,051,014
		11,649,291
Food Products–1.39%
Alico, Inc.	5,900	210,217
†AppHarvest, Inc.	60,900	212,541
B&G Foods, Inc.	55,914	1,329,635
†Benson Hill, Inc.	145,000	397,300
†Beyond Meat, Inc.	51,700	1,237,698
Calavo Growers, Inc.	14,754	615,537
Cal-Maine Foods, Inc.	32,630	1,612,248
Fresh Del Monte Produce, Inc.	26,556	784,199
†Hain Celestial Group, Inc.	63,900	1,516,986
†Hostess Brands, Inc.	118,400	2,511,264
J & J Snack Foods Corp.	12,687	1,771,866
John B Sanfilippo & Son, Inc.	7,702	558,318
Lancaster Colony Corp.	16,354	2,106,068
†Landec Corp.	22,406	223,388
†Local Bounti Corp.	15,800	50,244
†Mission Produce, Inc.	31,400	447,450
Sanderson Farms, Inc.	18,190	3,920,491
†Seneca Foods Corp. Class A	5,288	293,695
†Simply Good Foods Co.	76,500	2,889,405
†Sovos Brands, Inc.	23,100	366,597
†SunOpta, Inc.	80,800	628,624
†Tattooed Chef, Inc.	40,200	253,260
Tootsie Roll Industries, Inc.	13,740	485,709
†TreeHouse Foods, Inc.	43,500	1,819,170
Utz Brands, Inc.	53,100	733,842
†Vital Farms, Inc.	23,000	201,250
†Whole Earth Brands, Inc.	31,600	195,920
		27,372,922
Gas Utilities–1.32%
Brookfield Infrastructure Corp. Class A	82,350	3,499,875
Chesapeake Utilities Corp.	14,865	1,925,761
New Jersey Resources Corp.	83,297	3,709,215
Northwest Natural Holding Co.	29,019	1,540,909
ONE Gas, Inc.	45,546	3,697,880
South Jersey Industries, Inc.	104,404	3,564,353
†Southwest Gas Holdings, Inc.	56,322	4,904,520
Spire, Inc.	43,820	3,258,893
		26,101,406
Health Care Equipment & Supplies–3.62%
†Alphatec Holdings, Inc.	63,000	412,020
†AngioDynamics, Inc.	32,992	638,395
†Artivion, Inc.	32,910	621,341
†AtriCure, Inc.	38,703	1,581,405
Atrion Corp.	1,167	733,880
†Avanos Medical, Inc.	41,200	1,126,408
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Axogen, Inc.	33,300	$ 272,727
†Axonics, Inc.	39,700	2,249,799
†BioLife Solutions, Inc.	27,800	383,918
†Bioventus, Inc. Class A	24,156	164,744
†Butterfly Network, Inc.	115,400	354,278
†Cardiovascular Systems, Inc.	34,282	492,290
†Cerus Corp.	145,083	767,489
CONMED Corp.	24,122	2,309,923
†CryoPort, Inc.	37,100	1,149,358
†Cue Health, Inc.	90,400	289,280
†Cutera, Inc.	14,500	543,750
†Embecta Corp.	47,900	1,212,828
†Figs, Inc. Class A	106,600	971,126
†Glaukos Corp.	39,045	1,773,424
†Haemonetics Corp.	43,200	2,815,776
†Heska Corp.	8,400	793,884
†Inari Medical, Inc.	40,400	2,746,796
†Inogen, Inc.	17,890	432,580
†Integer Holdings Corp.	28,225	1,994,378
iRadimed Corp.	5,600	190,064
†iRhythm Technologies, Inc.	25,350	2,738,560
†Lantheus Holdings, Inc.	58,106	3,836,739
LeMaitre Vascular, Inc.	16,298	742,374
†LivaNova PLC	45,796	2,860,876
†Meridian Bioscience, Inc.	36,775	1,118,695
†Merit Medical Systems, Inc.	47,541	2,580,050
Mesa Laboratories, Inc.	4,330	883,060
†Nano-X Imaging Ltd.	35,300	398,890
†Natus Medical, Inc.	29,163	955,672
†Neogen Corp.	92,550	2,229,529
†Nevro Corp.	29,900	1,310,517
†NuVasive, Inc.	44,737	2,199,271
†Omnicell, Inc.	37,225	4,234,344
†OraSure Technologies, Inc.	60,806	164,784
†Orthofix Medical, Inc.	16,003	376,711
†OrthoPediatrics Corp.	11,705	505,071
†Outset Medical, Inc.	40,800	606,288
†Owlet, Inc.	13,900	23,630
†Paragon 28, Inc.	38,100	604,647
†PROCEPT BioRobotics Corp.	21,600	706,104
†Pulmonx Corp.	27,900	410,688
†RxSight, Inc.	17,386	244,795
†SeaSpine Holdings Corp.	26,940	152,211
†Senseonics Holdings, Inc.	382,600	394,078
†Shockwave Medical, Inc.	30,400	5,811,568
†SI-BONE, Inc.	27,400	361,680
†Sight Sciences, Inc.	19,300	173,507
†Silk Road Medical, Inc.	30,200	1,098,978
†STAAR Surgical Co.	40,999	2,908,059
†Surmodics, Inc.	11,565	430,565
†Tactile Systems Technology, Inc.	16,300	118,990
Tenon Medical, Inc.	2,400	5,424
†TransMedics Group, Inc.	22,600	710,770

LVIP SSGA Small-Cap Index Fund–14

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Treace Medical Concepts, Inc.	27,300	$ 391,482
†UFP Technologies, Inc.	5,900	469,463
Utah Medical Products, Inc.	2,915	250,398
†Varex Imaging Corp.	33,100	708,009
†Vicarious Surgical, Inc.	45,600	134,064
†ViewRay, Inc.	130,000	344,500
†Zimvie, Inc.	16,800	268,968
Zynex, Inc.	18,260	145,715
		71,631,585
Health Care Providers & Services–2.84%
†1Life Healthcare, Inc.	151,800	1,190,112
†23andMe Holding Co. Class A	143,600	356,128
†Accolade, Inc.	49,000	362,600
†AdaptHealth Corp.	61,900	1,116,676
†Addus HomeCare Corp.	13,300	1,107,624
†Agiliti, Inc.	21,500	440,965
†AirSculpt Technologies, Inc.	10,100	59,893
†Alignment Healthcare, Inc.	70,500	804,405
†AMN Healthcare Services, Inc.	37,974	4,166,128
†Apollo Medical Holdings, Inc.	32,700	1,261,893
†ATI Physical Therapy, Inc.	63,500	89,535
†Aveanna Healthcare Holdings, Inc.	34,500	77,970
Babylon Holdings Ltd. Class A	94,000	91,913
†Brookdale Senior Living, Inc.	159,800	725,492
†Cano Health, Inc.	135,800	594,804
†CareMax, Inc.	50,300	182,589
†Castle Biosciences, Inc.	19,600	430,220
†Clover Health Investments Corp.	322,900	691,006
†Community Health Systems, Inc.	107,100	401,625
†CorVel Corp.	7,486	1,102,463
†Covetrus, Inc.	89,700	1,861,275
†Cross Country Healthcare, Inc.	30,517	635,669
†DocGo, Inc.	67,200	479,808
Ensign Group, Inc.	45,433	3,337,963
†Fulgent Genetics, Inc.	18,000	981,540
†Hanger, Inc.	31,900	456,808
†HealthEquity, Inc.	70,430	4,323,698
†Hims & Hers Health, Inc.	99,600	451,188
†Innovage Holding Corp.	15,700	68,766
†Invitae Corp.	193,280	471,603
†Joint Corp.	11,700	179,127
†LHC Group, Inc.	25,304	3,940,845
†LifeStance Health Group, Inc.	61,700	343,052
†MEDNAX, Inc.	73,000	1,533,730
†ModivCare, Inc.	10,733	906,938
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
National HealthCare Corp.	10,875	$ 760,163
National Research Corp.	11,837	453,120
†Oncology Institute, Inc.	16,000	80,960
†OPKO Health, Inc.	351,000	888,030
†Option Care Health, Inc.	123,007	3,418,365
Owens & Minor, Inc.	62,554	1,967,323
†P3 Health Partners, Inc.	21,200	78,864
Patterson Cos., Inc.	74,000	2,242,200
†Pennant Group, Inc.	21,766	278,822
†PetIQ, Inc.	22,600	379,454
†Privia Health Group, Inc.	36,200	1,054,144
†Progyny, Inc.	62,200	1,806,910
†R1 RCM, Inc.	114,864	2,407,549
†RadNet, Inc.	39,200	677,376
Select Medical Holdings Corp.	92,467	2,184,071
†Surgery Partners, Inc.	32,900	951,468
U.S. Physical Therapy, Inc.	11,249	1,228,391
		56,083,261
Health Care Technology–0.80%
†Allscripts Healthcare Solutions, Inc.	98,800	1,465,204
†American Well Corp. Class A	192,500	831,600
†Computer Programs & Systems, Inc.	12,049	385,207
†Convey Health Solutions Holdings, Inc.	13,000	135,200
†Evolent Health, Inc. Class A	69,100	2,122,061
†Health Catalyst, Inc.	46,500	673,785
†HealthStream, Inc.	21,545	467,742
†Inspire Medical Systems, Inc.	23,200	4,237,944
†Multiplan Corp.	318,000	1,745,820
†NextGen Healthcare, Inc.	48,428	844,584
†Phreesia, Inc.	43,200	1,080,432
†Schrodinger, Inc.	44,900	1,185,809
†Sharecare, Inc.	51,000	80,580
Simulations Plus, Inc.	13,200	651,156
		15,907,124
Hotels, Restaurants & Leisure–2.02%
†Accel Entertainment, Inc. Class A	47,700	506,574
†Bally's Corp.	32,273	638,360
†Biglari Holdings, Inc. Class B	665	81,596
†BJ's Restaurants, Inc.	19,159	415,367
Bloomin' Brands, Inc.	75,452	1,254,012
Bluegreen Vacations Holding Corp.	11,882	296,575
†Bowlero Corp.	31,800	336,762
†Brinker International, Inc.	37,600	828,328
†Century Casinos, Inc.	23,100	166,320
Cheesecake Factory, Inc.	43,074	1,138,015
†Chuy's Holdings, Inc.	16,832	335,293

LVIP SSGA Small-Cap Index Fund–15

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store, Inc.	19,862	$ 1,658,278
†Dave & Buster's Entertainment, Inc.	36,900	1,209,582
†Denny's Corp.	53,156	461,394
Dine Brands Global, Inc.	13,932	906,695
†El Pollo Loco Holdings, Inc.	16,100	158,424
†Everi Holdings, Inc.	73,900	1,205,309
†F45 Training Holdings, Inc.	30,000	117,900
†First Watch Restaurant Group, Inc.	9,200	132,664
†Full House Resorts, Inc.	27,800	169,024
†Golden Entertainment, Inc.	17,900	707,945
†Hilton Grand Vacations, Inc.	76,200	2,722,626
†Inspired Entertainment, Inc.	17,600	151,536
International Game Technology PLC	85,600	1,588,736
Jack in the Box, Inc.	18,215	1,021,133
Krispy Kreme, Inc.	62,100	844,560
†Kura Sushi USA, Inc. Class A	3,900	193,167
†Life Time Group Holdings, Inc.	34,400	443,072
†Light & Wonder, Inc. Class A	83,052	3,902,614
†Lindblad Expeditions Holdings, Inc.	26,500	214,650
†Monarch Casino & Resort, Inc.	11,384	667,899
†NEOGAMES SA	10,600	142,146
†Noodles & Co.	34,500	162,150
†ONE Group Hospitality, Inc.	17,000	125,290
Papa John's International, Inc.	28,122	2,348,749
†Portillo's, Inc. Class A	17,600	287,760
RCI Hospitality Holdings, Inc.	7,600	367,536
Red Rock Resorts, Inc. Class A	45,700	1,524,552
†Rush Street Interactive, Inc.	49,200	229,764
Ruth's Hospitality Group, Inc.	28,566	464,483
†SeaWorld Entertainment, Inc.	38,762	1,712,505
†Shake Shack, Inc. Class A	32,300	1,275,204
†Sonder Holdings, Inc.	36,900	38,376
†Sweetgreen, Inc. Class A	11,200	130,480
†Target Hospitality Corp.	25,400	145,034
Texas Roadhouse, Inc.	58,070	4,250,724
†Vacasa, Inc. Class A	33,200	95,616
Wingstop, Inc.	25,700	1,921,589
†Xponential Fitness, Inc. Class A	14,200	178,352
		39,874,720
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–1.52%
†Aterian, Inc.	51,600	$ 111,456
†Beazer Homes USA, Inc.	24,719	298,358
†Cavco Industries, Inc.	7,926	1,553,417
Century Communities, Inc.	25,138	1,130,456
†Dream Finders Homes, Inc. Class A	14,200	151,088
Ethan Allen Interiors, Inc.	19,232	388,679
†GoPro, Inc. Class A	110,700	612,171
†Green Brick Partners, Inc.	25,482	498,683
†Helen of Troy Ltd.	20,098	3,264,116
†Hovnanian Enterprises, Inc. Class A	4,300	183,997
Installed Building Products, Inc.	20,518	1,706,277
†iRobot Corp.	23,022	846,058
KB Home	68,036	1,936,305
†Landsea Homes Corp.	8,401	55,951
La-Z-Boy, Inc.	36,433	863,826
†Legacy Housing Corp.	6,860	89,523
†LGI Homes, Inc.	17,900	1,555,510
Lifetime Brands, Inc.	10,524	116,185
†Lovesac Co.	11,300	310,750
†M/I Homes, Inc.	23,374	927,013
MDC Holdings, Inc.	48,531	1,568,037
†Meritage Homes Corp.	30,784	2,231,840
†Purple Innovation, Inc.	48,811	149,362
†Skyline Champion Corp.	45,434	2,154,480
†Snap One Holdings Corp.	15,400	141,218
†Sonos, Inc.	108,636	1,959,793
†Taylor Morrison Home Corp.	98,500	2,300,960
†Traeger, Inc.	27,200	115,600
†Tri Pointe Homes, Inc.	86,852	1,465,193
†Tupperware Brands Corp.	39,100	247,894
†Universal Electronics, Inc.	10,811	276,437
†Vizio Holding Corp. Class A	55,400	377,828
†Vuzix Corp.	49,600	352,160
Weber, Inc. Class A	19,100	137,711
		30,078,332
Household Products–0.29%
†Central Garden & Pet Co.	43,422	1,758,763
Energizer Holdings, Inc.	57,000	1,615,950
WD-40 Co.	11,638	2,343,428
		5,718,141
Independent Power and Renewable Electricity Producers–0.44%
†Altus Power, Inc.	33,800	213,278
Clearway Energy, Inc. Class A	99,700	3,390,605
†Montauk Renewables, Inc.	53,800	540,690
Ormat Technologies, Inc.	38,760	3,036,846
†Sunnova Energy International, Inc.	83,300	1,535,219
		8,716,638

LVIP SSGA Small-Cap Index Fund–16

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–0.02%
Brookfield Business Corp. Class A	20,900	$ 480,909
		480,909
Insurance–2.06%
†Ambac Financial Group, Inc.	38,393	435,761
American Equity Investment Life Holding Co.	66,255	2,422,945
AMERISAFE, Inc.	16,599	863,314
Argo Group International Holdings Ltd.	27,467	1,012,434
†Bright Health Group, Inc.	170,200	309,764
†BRP Group, Inc. Class A	49,000	1,183,350
CNO Financial Group, Inc.	97,912	1,771,228
Crawford & Co. Class A	13,000	101,400
Donegal Group, Inc. Class A	12,346	210,499
†eHealth, Inc.	20,719	193,308
Employers Holdings, Inc.	24,027	1,006,491
†Enstar Group Ltd.	9,811	2,099,358
†Genworth Financial, Inc. Class A	429,600	1,516,488
Goosehead Insurance, Inc. Class A	15,800	721,586
†Greenlight Capital Re Ltd. Class A	21,257	164,317
HCI Group, Inc.	5,507	373,154
†Hippo Holdings, Inc.	210,800	185,209
Horace Mann Educators Corp.	35,731	1,371,356
Investors Title Co.	1,053	165,205
James River Group Holdings Ltd.	31,600	783,048
Kinsale Capital Group, Inc.	18,500	4,248,340
†Lemonade, Inc.	33,800	617,188
†MBIA, Inc.	41,384	511,092
Mercury General Corp.	22,700	1,005,610
National Western Life Group, Inc. Class A	1,916	388,373
†NI Holdings, Inc.	7,400	121,582
†Palomar Holdings, Inc.	21,200	1,365,280
ProAssurance Corp.	46,700	1,103,521
RLI Corp.	33,334	3,886,411
Safety Insurance Group, Inc.	12,399	1,203,943
Selective Insurance Group, Inc.	50,607	4,399,773
†Selectquote, Inc.	113,300	280,984
†SiriusPoint Ltd.	75,600	409,752
Stewart Information Services Corp.	22,939	1,141,215
Tiptree, Inc.	19,646	208,640
†Trean Insurance Group, Inc.	17,900	111,517
†Trupanion, Inc.	33,061	1,992,256
United Fire Group, Inc.	18,121	620,282
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Universal Insurance Holdings, Inc.	23,003	$ 299,729
		40,805,703
Interactive Media & Services–0.67%
†Arena Group Holdings, Inc.	9,800	88,200
†Bumble, Inc. Class A	72,800	2,049,320
†Cargurus, Inc.	85,800	1,843,842
†Cars.com, Inc.	59,000	556,370
†DHI Group, Inc.	34,900	173,453
†Eventbrite, Inc. Class A	67,200	690,144
†EverQuote, Inc. Class A	18,100	160,004
†fuboTV, Inc.	152,900	377,663
†Leafly Holdings, Inc.	4,100	18,450
†MediaAlpha, Inc. Class A	18,400	181,240
†Outbrain, Inc.	33,200	166,996
†QuinStreet, Inc.	43,311	435,709
†TrueCar, Inc.	81,000	209,790
†Vimeo, Inc.	119,900	721,798
†Wejo Group Ltd.	21,200	25,228
†Yelp, Inc.	60,000	1,666,200
†Ziff Davis, Inc.	38,787	2,890,795
†ZipRecruiter, Inc. Class A	66,500	985,530
		13,240,732
Internet & Direct Marketing Retail–0.46%
†1-800-Flowers.com, Inc. Class A	22,564	214,584
†1stdibs.com, Inc.	19,100	108,679
†aka Brands Holding Corp.	10,300	28,428
†BARK, Inc.	43,500	55,680
†CarParts.com, Inc.	41,800	290,092
†ContextLogic, Inc. Class A	480,400	768,640
†Duluth Holdings, Inc. Class B	9,800	93,492
†Groupon, Inc.	18,995	214,643
†Lands' End, Inc.	12,200	129,564
†Liquidity Services, Inc.	19,473	261,717
†Lulu's Fashion Lounge Holdings, Inc.	5,700	61,845
†Overstock.com, Inc.	36,697	917,792
PetMed Express, Inc.	18,109	360,369
†Porch Group, Inc.	68,900	176,384
†Poshmark, Inc. Class A	38,000	384,180
†Quotient Technology, Inc.	75,600	224,532
Qurate Retail, Inc.	284,400	816,228
†RealReal, Inc.	74,900	186,501
†Rent the Runway, Inc. Class A	40,700	124,949
†Revolve Group, Inc.	34,000	880,940
†RumbleON, Inc. Class B	8,500	125,035
Shutterstock, Inc.	20,152	1,154,911
†Stitch Fix, Inc. Class A	70,700	349,258
†ThredUp, Inc. Class A	49,500	123,750
Vivid Seats, Inc. Class A	19,900	148,653

LVIP SSGA Small-Cap Index Fund–17

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
†Xometry, Inc. Class A	28,500	$ 967,005
		9,167,851
Internet Software & Services–0.00%
†Boxed, Inc.	11,000	20,350
Inspirato, Inc.	4,900	22,687
		43,037
IT Services–2.19%
†AvidXchange Holdings, Inc.	123,200	756,448
†BigCommerce Holdings, Inc.	53,900	873,180
Bread Financial Holdings, Inc.	42,600	1,578,756
†Brightcove, Inc.	33,686	212,895
†Cantaloupe, Inc.	49,400	276,640
Cass Information Systems, Inc.	12,015	406,107
†Cerberus Cyber Sentinel Corp.	38,900	140,040
†Conduent, Inc.	144,500	624,240
†Core Scientific, Inc. Class A	181,300	270,137
CSG Systems International, Inc.	27,788	1,658,388
†Cyxtera Technologies, Inc.	35,100	398,034
†DigitalOcean Holdings, Inc.	64,300	2,659,448
†Edgio, Inc.	113,349	261,836
EVERTEC, Inc.	52,000	1,917,760
†Evo Payments, Inc. Class A	40,900	961,968
†ExlService Holdings, Inc.	27,648	4,073,380
†Fastly, Inc. Class A	93,200	1,082,052
†Flywire Corp.	48,100	848,003
†Grid Dynamics Holdings, Inc.	41,100	691,302
Hackett Group, Inc.	20,676	392,224
†I3 Verticals, Inc. Class A	19,391	485,163
†IBEX Holdings Ltd.	4,859	81,971
Information Services Group, Inc.	26,400	178,464
†International Money Express, Inc.	27,900	571,113
†Marqeta, Inc. Class A	366,100	2,969,071
Maximus, Inc.	52,274	3,267,648
†MoneyGram International, Inc.	77,400	774,000
†Paya Holdings, Inc.	74,000	486,180
†Payoneer Global, Inc.	180,000	705,600
†Paysafe Ltd.	284,000	553,800
†Perficient, Inc.	29,325	2,688,809
†PFSweb, Inc.	10,400	122,304
†Priority Technology Holdings, Inc.	14,500	47,850
†Rackspace Technology, Inc.	46,100	330,537
†Remitly Global, Inc.	70,500	540,030
†Repay Holdings Corp.	75,400	968,890
†Sabre Corp.	273,700	1,595,671
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
SolarWinds Corp.	36,600	$ 375,150
†Squarespace, Inc. Class A	26,100	546,012
†StoneCo Ltd. Class A	233,300	1,796,410
TTEC Holdings, Inc.	16,260	1,103,891
†Tucows, Inc. Class A	8,500	378,335
†Unisys Corp.	57,654	693,578
†Verra Mobility Corp.	126,100	1,981,031
		43,324,346
Leisure Products–0.47%
Acushnet Holdings Corp.	29,700	1,237,896
†AMMO, Inc.	76,500	294,525
†Callaway Golf Co.	120,027	2,448,551
Clarus Corp.	23,724	450,519
Johnson Outdoors, Inc. Class A	4,386	268,248
†Latham Group, Inc.	36,800	255,024
†Malibu Boats, Inc. Class A	17,900	943,509
Marine Products Corp.	7,236	68,814
†MasterCraft Boat Holdings, Inc.	16,000	336,800
Smith & Wesson Brands, Inc.	38,232	501,986
†Solo Brands, Inc. Class A	17,700	71,862
Sturm Ruger & Co., Inc.	14,614	930,181
†Vinco Ventures, Inc.	155,400	214,452
†Vista Outdoor, Inc.	47,900	1,336,410
		9,358,777
Life Sciences Tools & Services–0.67%
†AbCellera Biologics, Inc.	173,900	1,852,035
†Absci Corp.	45,200	150,064
†Adaptive Biotechnologies Corp.	93,000	752,370
†Akoya Biosciences, Inc.	13,100	168,335
†Alpha Teknova, Inc.	5,600	47,040
†Berkeley Lights, Inc.	47,100	234,087
†Bionano Genomics, Inc.	251,700	347,346
†Codexis, Inc.	50,900	532,414
†Cytek Biosciences, Inc.	95,500	1,024,715
†Inotiv, Inc.	15,000	144,000
†MaxCyte, Inc.	77,500	366,575
†Medpace Holdings, Inc.	23,500	3,517,245
†NanoString Technologies, Inc.	39,700	504,190
†Nautilus Biotechnology, Inc.	38,300	103,027
†NeoGenomics, Inc.	102,465	835,090
†Pacific Biosciences of California, Inc.	188,698	834,045
†Quanterix Corp.	27,800	450,082
†Quantum-Si, Inc.	76,900	178,408
†Science 37 Holdings, Inc.	52,400	105,324
†Seer, Inc.	44,000	393,800
†Singular Genomics Systems, Inc.	46,100	176,102

LVIP SSGA Small-Cap Index Fund–18

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†SomaLogic, Inc.	123,800	$ 559,576
		13,275,870
Machinery–3.72%
Alamo Group, Inc.	8,535	993,730
Albany International Corp. Class A	26,543	2,091,323
Altra Industrial Motion Corp.	55,178	1,945,024
Astec Industries, Inc.	19,569	798,024
Barnes Group, Inc.	40,854	1,272,194
†Berkshire Grey, Inc.	41,500	60,175
†Blue Bird Corp.	14,992	138,076
†Chart Industries, Inc.	31,174	5,217,904
†CIRCOR International, Inc.	15,526	254,471
Columbus McKinnon Corp.	24,008	681,107
†Desktop Metal, Inc. Class A	221,138	486,504
Douglas Dynamics, Inc.	19,249	553,216
†Energy Recovery, Inc.	47,400	920,508
Enerpac Tool Group Corp.	52,214	993,110
EnPro Industries, Inc.	17,709	1,450,898
ESCO Technologies, Inc.	21,938	1,499,901
†Evoqua Water Technologies Corp.	99,900	3,247,749
†Fathom Digital Manufacturing C Class A	7,100	27,548
Federal Signal Corp.	50,707	1,805,169
Franklin Electric Co., Inc.	39,140	2,867,396
Gorman-Rupp Co.	19,782	559,831
Greenbrier Cos., Inc.	27,101	975,365
Helios Technologies, Inc.	27,928	1,850,230
Hillenbrand, Inc.	61,632	2,524,447
†Hillman Solutions Corp.	108,800	940,032
†Hydrofarm Holdings Group, Inc.	34,800	121,104
†Hyliion Holdings Corp.	105,300	339,066
Hyster-Yale Materials Handling, Inc.	8,366	269,553
†Hyzon Motors, Inc.	73,200	215,208
John Bean Technologies Corp.	26,892	2,969,415
Kadant, Inc.	9,899	1,805,083
Kennametal, Inc.	69,400	1,612,162
†Lightning eMotors, Inc.	30,500	84,485
Lindsay Corp.	9,407	1,249,438
Luxfer Holdings PLC	23,400	353,808
†Manitowoc Co., Inc.	29,175	307,213
†Markforged Holding Corp.	88,400	163,540
†Meritor, Inc.	58,812	2,136,640
†Microvast Holdings, Inc.	142,600	316,572
Miller Industries, Inc.	9,346	211,874
Mueller Industries, Inc.	47,340	2,522,749
Mueller Water Products, Inc. Class A	132,027	1,548,677
†Nikola Corp.	246,700	1,174,292
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Omega Flex, Inc.	2,689	$ 289,390
†Proterra, Inc.	184,400	855,616
†Proto Labs, Inc.	23,643	1,131,081
†RBC Bearings, Inc.	24,118	4,460,624
REV Group, Inc.	30,200	328,274
†Sarcos Technology & Robotics Corp.	63,100	167,846
Shyft Group, Inc.	29,916	556,138
†SPX Corp.	37,600	1,986,784
Standex International Corp.	10,254	869,334
Tennant Co.	15,981	946,874
Terex Corp.	57,800	1,581,986
†Titan International, Inc.	44,100	665,910
†Transphorm, Inc.	17,200	65,532
Trinity Industries, Inc.	70,900	1,717,198
†Velo3D, Inc.	46,100	63,618
Wabash National Corp.	42,340	574,977
Watts Water Technologies, Inc. Class A	23,194	2,849,151
†Welbilt, Inc.	112,700	2,683,387
†Xos, Inc.	43,300	79,672
		73,428,203
Marine–0.29%
Costamare, Inc.	44,900	543,290
Eagle Bulk Shipping, Inc.	11,142	578,047
Eneti, Inc.	18,100	111,134
Genco Shipping & Trading Ltd.	29,800	575,736
Golden Ocean Group Ltd.	102,600	1,194,264
Matson, Inc.	34,400	2,507,072
Safe Bulkers, Inc.	56,600	216,212
		5,725,755
Media–0.94%
†AdTheorent Holding Co., Inc.	13,400	41,406
†Advantage Solutions, Inc.	64,300	244,340
†AMC Networks, Inc. Class A	25,100	730,912
†Audacy, Inc. Class A	99,706	93,943
†Boston Omaha Corp. Class A	18,100	373,765
†Cardlytics, Inc.	28,000	624,680
†Clear Channel Outdoor Holdings, Inc.	307,800	329,346
†Cumulus Media, Inc. Class A	13,400	103,582
†Daily Journal Corp.	1,050	271,740
Entravision Communications Corp. Class A	49,930	227,681
†EW Scripps Co. Class A	50,366	628,064
†Gambling.com Group Ltd.	7,300	57,451
†Gannett Co., Inc.	119,324	346,040
Gray Television, Inc.	73,318	1,238,341
†iHeartMedia, Inc. Class A	98,400	776,376
†Innovid Corp.	18,400	30,544

LVIP SSGA Small-Cap Index Fund–19

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Integral Ad Science Holding Corp.	31,400	$ 311,802
John Wiley & Sons, Inc. Class A	37,200	1,776,672
†Loyalty Ventures, Inc.	15,900	56,763
†Magnite, Inc.	112,642	1,000,261
†PubMatic, Inc. Class A	34,900	554,561
Scholastic Corp.	23,791	855,762
Sinclair Broadcast Group, Inc. Class A	36,100	736,440
†Stagwell, Inc.	63,100	342,633
†TechTarget, Inc.	22,698	1,491,712
TEGNA, Inc.	188,694	3,956,913
†Thryv Holdings, Inc.	20,000	447,800
†Urban One, Inc.	13,100	71,526
†WideOpenWest, Inc.	45,294	824,804
		18,545,860
Metals & Mining–1.35%
5E Advanced Materials, Inc.	26,900	327,642
†Allegheny Technologies, Inc.	105,400	2,393,634
Alpha Metallurgical Resources, Inc.	15,000	1,936,950
†Arconic Corp.	89,900	2,521,695
Carpenter Technology Corp.	40,800	1,138,728
†Century Aluminum Co.	43,458	320,285
†Coeur Mining, Inc.	228,386	694,293
Commercial Metals Co.	102,200	3,382,820
Compass Minerals International, Inc.	29,100	1,029,849
†Constellium SE	105,300	1,391,013
Dakota Gold Corp.	38,500	128,975
Haynes International, Inc.	10,581	346,739
Hecla Mining Co.	454,476	1,781,546
†Hycroft Mining Holding Corp.	127,300	141,303
Kaiser Aluminum Corp.	13,422	1,061,546
Materion Corp.	17,384	1,281,722
†Novagold Resources, Inc.	206,700	994,227
Olympic Steel, Inc.	7,906	203,580
†Piedmont Lithium, Inc.	14,300	520,663
†PolyMet Mining Corp.	24,500	67,375
Ramaco Resources, Inc.	18,600	244,590
Ryerson Holding Corp.	13,925	296,463
Schnitzer Steel Industries, Inc. Class A	22,201	729,081
SunCoke Energy, Inc.	71,744	488,577
†TimkenSteel Corp.	39,600	740,916
Warrior Met Coal, Inc.	43,700	1,337,657
Worthington Industries, Inc.	26,908	1,186,643
		26,688,512
Mortgage Real Estate Investment Trusts (REITs)–1.32%
AFC Gamma, Inc.	13,000	199,290
Angel Oak Mortgage, Inc.	12,300	159,408
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Apollo Commercial Real Estate Finance, Inc.	121,181	$ 1,265,130
Arbor Realty Trust, Inc.	132,000	1,730,520
Ares Commercial Real Estate Corp.	37,189	454,822
ARMOUR Residential REIT, Inc.	87,253	614,261
Blackstone Mortgage Trust, Inc. Class A	144,717	4,004,319
BrightSpire Capital, Inc. Class A	78,300	591,165
Broadmark Realty Capital, Inc.	110,800	743,468
Chicago Atlantic Real Estate Finance, Inc.	6,300	94,878
Chimera Investment Corp.	203,400	1,793,988
Dynex Capital, Inc.	31,143	495,797
Ellington Financial, Inc.	46,100	676,287
Franklin BSP Realty Trust, Inc.	70,430	949,396
Granite Point Mortgage Trust, Inc.	46,000	440,220
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	72,200	2,733,492
KKR Real Estate Finance Trust, Inc.	45,100	786,995
Ladder Capital Corp.	98,089	1,033,858
MFA Financial, Inc.	95,550	1,027,163
New York Mortgage Trust, Inc.	333,682	920,962
Nexpoint Real Estate Finance, Inc.	6,300	127,701
Orchid Island Capital, Inc.	151,600	432,060
PennyMac Mortgage Investment Trust	84,621	1,170,308
Ready Capital Corp.	64,711	771,355
Redwood Trust, Inc.	101,025	778,903
TPG RE Finance Trust, Inc.	60,800	547,808
Two Harbors Investment Corp.	296,900	1,478,562
		26,022,116
Multiline Retail–0.11%
Big Lots, Inc.	23,700	496,989
Dillard's, Inc. Class A	3,700	816,109
Franchise Group, Inc.	23,500	824,145
		2,137,243
Multi-Utilities–0.52%
Avista Corp.	61,126	2,659,592
Black Hills Corp.	55,273	4,022,216
NorthWestern Corp.	46,806	2,758,278

LVIP SSGA Small-Cap Index Fund–20

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
Unitil Corp.	13,441	$ 789,256
		10,229,342
Oil, Gas & Consumable Fuels–3.91%
†Aemetis, Inc.	24,900	122,259
†Alto Ingredients, Inc.	60,400	224,084
†Amplify Energy Corp.	30,200	197,508
Arch Resources, Inc.	13,000	1,860,170
†Archaea Energy, Inc.	49,500	768,735
†Ardmore Shipping Corp.	28,600	199,342
†Battalion Oil Corp.	2,500	21,325
Berry Corp.	65,171	496,603
Brigham Minerals, Inc. Class A	44,200	1,088,646
California Resources Corp.	66,800	2,571,800
†Callon Petroleum Co.	41,600	1,630,720
†Centennial Resource Development, Inc. Class A	170,200	1,017,796
†Centrus Energy Corp. Class A	8,824	218,394
Civitas Resources, Inc.	63,104	3,299,708
†Clean Energy Fuels Corp.	139,895	626,730
†CNX Resources Corp.	165,600	2,725,776
=†Cobalt International Energy, Inc.	1	0
†Comstock Resources, Inc.	79,100	955,528
†CONSOL Energy, Inc.	29,400	1,451,772
Crescent Energy Co. Class A	26,180	326,726
CVR Energy, Inc.	25,500	854,250
†Delek U.S. Holdings, Inc.	58,962	1,523,578
†Denbury, Inc.	43,400	2,603,566
DHT Holdings, Inc.	119,400	731,922
Dorian LPG Ltd.	26,436	401,827
†Earthstone Energy, Inc. Class A	36,100	492,765
Empire Petroleum Corp.	5,300	62,911
†Energy Fuels, Inc.	134,500	660,395
Equitrans Midstream Corp.	352,000	2,238,720
†Excelerate Energy, Inc. Class A	15,100	300,792
†FLEX LNG Ltd.	23,800	651,882
†Frontline Ltd.	106,200	940,932
†Gevo, Inc.	173,700	408,195
†Golar LNG Ltd.	86,901	1,976,998
†Green Plains, Inc.	44,093	1,198,007
†Gulfport Energy Corp.	9,700	771,247
HighPeak Energy, Inc.	5,400	138,348
International Seaways, Inc.	40,436	857,243
Kinetik Holdings, Inc. Class A	13,442	458,910
†Kosmos Energy Ltd.	386,500	2,392,435
†Laredo Petroleum, Inc.	14,300	985,842
Magnolia Oil & Gas Corp. Class A	141,800	2,976,382
Matador Resources Co.	95,830	4,464,720
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.	125,800	$ 3,797,902
NACCO Industries, Inc. Class A	3,200	121,280
†NextDecade Corp.	26,600	118,104
Nordic American Tankers Ltd.	160,398	341,648
Northern Oil & Gas, Inc.	54,700	1,381,722
Oasis Petroleum, Inc.	16,900	2,055,885
†Par Pacific Holdings, Inc.	40,435	630,382
†PBF Energy, Inc. Class A	82,400	2,391,248
†Peabody Energy Corp.	99,412	2,120,458
†Ranger Oil Corp. Class A	18,700	614,669
†REX American Resources Corp.	4,450	377,360
Riley Exploration Permian, Inc.	9,100	220,038
†Ring Energy, Inc.	69,600	185,136
†SandRidge Energy, Inc.	26,200	410,554
Scorpio Tankers, Inc.	42,122	1,453,630
SFL Corp. Ltd.	99,142	940,858
†SilverBow Resources, Inc.	9,600	272,256
Sitio Royalties Corp.	8,775	203,404
SM Energy Co.	103,300	3,531,827
†Talos Energy, Inc.	55,200	853,944
†Teekay Corp.	58,000	167,040
†Teekay Tankers Ltd. Class A	20,600	363,178
†Tellurian, Inc.	431,400	1,285,572
†Uranium Energy Corp.	236,200	727,496
†Ur-Energy, Inc.	176,200	186,772
VAALCO Energy, Inc.	48,600	337,284
†Vertex Energy, Inc.	45,800	481,816
†W&T Offshore, Inc.	80,636	348,347
Whiting Petroleum Corp.	33,776	2,297,781
World Fuel Services Corp.	53,300	1,090,518
		77,203,598
Paper & Forest Products–0.17%
†Clearwater Paper Corp.	13,951	469,172
Glatfelter Corp.	36,973	254,374
Neenah, Inc.	14,295	488,032
†Resolute Forest Products, Inc.	36,200	461,912
Schweitzer-Mauduit International, Inc.	26,967	677,411
Sylvamo Corp.	29,500	964,060
		3,314,961
Personal Products–0.73%
†Beauty Health Co.	83,700	1,076,382
†BellRing Brands, Inc.	97,600	2,429,264
Edgewell Personal Care Co.	45,900	1,584,468
†elf Beauty, Inc.	41,900	1,285,492
†Herbalife Nutrition Ltd.	85,200	1,742,340
†Honest Co., Inc.	63,600	185,712

LVIP SSGA Small-Cap Index Fund–21

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products (continued)
Inter Parfums, Inc.	15,493	$ 1,131,919
Medifast, Inc.	9,687	1,748,600
†Nature's Sunshine Products, Inc.	9,340	99,658
Nu Skin Enterprises, Inc. Class A	42,600	1,844,580
†Thorne HealthTech, Inc.	10,700	51,788
†USANA Health Sciences, Inc.	9,705	702,254
†Veru, Inc.	55,600	628,280
		14,510,737
Pharmaceuticals–1.68%
†Aclaris Therapeutics, Inc.	50,200	700,792
†Aerie Pharmaceuticals, Inc.	39,700	297,750
†Amneal Pharmaceuticals, Inc.	85,102	270,624
†Amphastar Pharmaceuticals, Inc.	31,900	1,109,801
†Amylyx Pharmaceuticals, Inc.	9,700	186,822
†AN2 Therapeutics, Inc.	3,700	28,675
†ANI Pharmaceuticals, Inc.	10,000	296,700
†Arvinas, Inc.	40,700	1,713,063
†Atea Pharmaceuticals, Inc.	63,200	448,720
†Athira Pharma, Inc.	27,300	83,265
†Axsome Therapeutics, Inc.	24,200	926,860
†Cara Therapeutics, Inc.	37,800	345,114
†Cassava Sciences, Inc.	32,500	913,900
†CinCor Pharma, Inc.	11,300	212,892
†Collegium Pharmaceutical, Inc.	29,900	529,828
†Corcept Therapeutics, Inc.	72,702	1,728,854
†DICE Therapeutics, Inc.	23,600	366,272
†Edgewise Therapeutics, Inc.	26,800	213,328
†Endo International PLC	200,000	93,140
†Esperion Therapeutics, Inc.	54,000	343,440
†Evolus, Inc.	29,700	344,520
†EyePoint Pharmaceuticals, Inc.	22,100	173,927
†Fulcrum Therapeutics, Inc.	29,500	144,550
†Harmony Biosciences Holdings, Inc.	21,800	1,063,186
†Innoviva, Inc.	55,100	813,276
†Intellia Therapeutics, Inc.	63,500	3,286,760
†Intra-Cellular Therapies, Inc.	77,300	4,412,284
†Liquidia Corp.	41,100	179,196
†Nektar Therapeutics	150,600	572,280
†NGM Biopharmaceuticals, Inc.	32,300	414,086
†Nuvation Bio, Inc.	104,400	338,256
†Ocular Therapeutix, Inc.	65,400	262,908
†Pacira BioSciences, Inc.	38,175	2,225,602
†Phathom Pharmaceuticals, Inc.	19,700	166,268
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Phibro Animal Health Corp. Class A	17,200	$ 329,036
†Prestige Consumer Healthcare, Inc.	42,955	2,525,754
†Provention Bio, Inc.	47,600	190,400
†Reata Pharmaceuticals, Inc. Class A	23,700	720,243
†Relmada Therapeutics, Inc.	22,800	432,972
†Revance Therapeutics, Inc.	60,600	837,492
SIGA Technologies, Inc.	40,688	471,167
†Supernus Pharmaceuticals, Inc.	42,490	1,228,811
†Tarsus Pharmaceuticals, Inc.	14,700	214,620
†Theravance Biopharma, Inc.	54,400	492,864
†Theseus Pharmaceuticals, Inc.	14,200	78,526
†Tricida, Inc.	28,500	275,880
†Ventyx Biosciences, Inc.	18,800	229,924
		33,234,628
Professional Services–1.66%
†ASGN, Inc.	42,704	3,854,036
†Atlas Technical Consultants, Inc.	13,700	72,062
Barrett Business Services, Inc.	6,332	461,413
†CBIZ, Inc.	42,346	1,692,146
CRA International, Inc.	6,251	558,339
Exponent, Inc.	43,701	3,997,330
†First Advantage Corp.	48,100	609,427
†Forrester Research, Inc.	9,633	460,843
†Franklin Covey Co.	10,680	493,202
Heidrick & Struggles International, Inc.	16,664	539,247
†HireRight Holdings Corp.	19,200	272,832
†Huron Consulting Group, Inc.	18,278	1,187,887
ICF International, Inc.	15,851	1,505,845
Insperity, Inc.	30,767	3,071,470
Kelly Services, Inc. Class A	30,377	602,376
Kforce, Inc.	17,538	1,075,781
Korn Ferry	45,745	2,654,125
ManTech International Corp. Class A	25,417	2,426,053
†Planet Labs PBC	130,200	563,766
†Red Violet, Inc.	7,600	144,704
Resources Connection, Inc.	27,089	551,803
†Skillsoft Corp.	63,500	223,520
†Spire Global, Inc.	104,300	120,988
†Sterling Check Corp.	18,900	308,259
†TriNet Group, Inc.	31,800	2,468,316
†TrueBlue, Inc.	28,500	510,150
†Upwork, Inc.	101,500	2,099,020
†Willdan Group, Inc.	9,500	262,010
		32,786,950

LVIP SSGA Small-Cap Index Fund–22

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Investment Trusts (REITs)–0.21%
Claros Mortgage Trust, Inc.	77,800	$ 1,303,150
†DigitalBridge Group, Inc.	494,400	2,412,672
Invesco Mortgage Capital, Inc.	28,553	419,158
		4,134,980
Real Estate Management & Development–0.65%
†American Realty Investors, Inc.	1,300	18,447
†Anywhere Real Estate, Inc.	100,497	987,886
†Compass, Inc. Class A	220,400	795,644
†Cushman & Wakefield PLC	135,056	2,058,253
†Doma Holdings, Inc.	117,500	121,025
Douglas Elliman, Inc.	62,293	298,384
eXp World Holdings, Inc.	57,000	670,890
†Forestar Group, Inc.	14,505	198,573
†FRP Holdings, Inc.	5,672	342,305
Kennedy-Wilson Holdings, Inc.	102,553	1,942,354
Marcus & Millichap, Inc.	20,500	758,295
Newmark Group, Inc. Class A	129,800	1,255,166
†Offerpad Solutions, Inc.	58,400	127,312
RE/MAX Holdings, Inc. Class A	15,598	382,463
†Redfin Corp.	89,400	736,656
RMR Group, Inc. Class A	13,068	370,478
†Seritage Growth Properties Class A	35,600	185,476
St. Joe Co.	28,768	1,138,062
†Stratus Properties, Inc.	4,600	148,235
†Tejon Ranch Co.	17,818	276,535
†Transcontinental Realty Investors, Inc.	700	27,853
		12,840,292
Road & Rail–0.56%
ArcBest Corp.	20,975	1,476,011
†Bird Global, Inc. Class A	141,400	61,651
Covenant Logistics Group, Inc.	9,900	248,391
†Daseke, Inc.	34,000	217,260
Heartland Express, Inc.	39,609	550,961
Marten Transport Ltd.	50,994	857,719
†PAM Transportation Services, Inc.	6,000	164,340
†Saia, Inc.	22,583	4,245,604
†TuSimple Holdings, Inc. Class A	117,900	852,417
Universal Logistics Holdings, Inc.	6,397	174,702
Werner Enterprises, Inc.	55,256	2,129,566
		10,978,622
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–2.77%
†ACM Research, Inc. Class A	39,500	$ 664,785
†Alpha & Omega Semiconductor Ltd.	18,471	615,823
†Ambarella, Inc.	30,492	1,996,006
Amkor Technology, Inc.	85,765	1,453,717
†Atomera, Inc.	17,200	161,336
†Axcelis Technologies, Inc.	28,233	1,548,298
†AXT, Inc.	34,300	200,998
†CEVA, Inc.	19,517	654,990
CMC Materials, Inc.	24,385	4,254,939
†Cohu, Inc.	41,613	1,154,761
†Credo Technology Group Holding Ltd.	18,900	220,752
†CyberOptics Corp.	5,200	181,688
†Diodes, Inc.	37,765	2,438,486
†FormFactor, Inc.	66,731	2,584,492
†Ichor Holdings Ltd.	24,400	633,912
†Impinj, Inc.	17,300	1,014,991
†indie Semiconductor, Inc. Class A	81,200	462,840
Kulicke & Soffa Industries, Inc.	49,200	2,106,252
†MACOM Technology Solutions Holdings, Inc.	42,642	1,965,796
†MaxLinear, Inc.	61,434	2,087,527
†NeoPhotonics Corp.	43,700	687,401
†Onto Innovation, Inc.	42,024	2,930,754
†PDF Solutions, Inc.	25,857	556,184
†Photronics, Inc.	51,360	1,000,493
Power Integrations, Inc.	48,912	3,668,889
†Rambus, Inc.	93,686	2,013,312
†Rockley Photonics Holdings Ltd.	85,300	185,954
†Semtech Corp.	53,784	2,956,506
†Silicon Laboratories, Inc.	30,686	4,302,791
†SiTime Corp.	13,700	2,233,511
†SkyWater Technology, Inc.	8,400	50,568
†SMART Global Holdings, Inc.	41,702	682,662
†SunPower Corp.	69,700	1,101,957
†Synaptics, Inc.	33,652	3,972,619
†Ultra Clean Holdings, Inc.	38,329	1,141,054
†Veeco Instruments, Inc.	43,135	836,819
		54,723,863
Software–5.34%
†8x8, Inc.	97,905	504,211
A10 Networks, Inc.	53,638	771,314
†ACI Worldwide, Inc.	98,351	2,546,307
†Agilysys, Inc.	17,504	827,414
†Alarm.com Holdings, Inc.	40,800	2,523,888
†Alight, Inc. Class A	291,800	1,969,650
†Alkami Technology, Inc.	29,400	408,366
†Altair Engineering, Inc. Class A	44,200	2,320,500

LVIP SSGA Small-Cap Index Fund–23

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
American Software, Inc. Class A	26,688	$ 431,278
†Amplitude, Inc. Class A	46,900	670,201
†Appfolio, Inc. Class A	16,500	1,495,560
†Appian Corp.	34,000	1,610,240
†Arteris, Inc.	14,300	99,671
†Asana, Inc. Class A	63,100	1,109,298
†Avaya Holdings Corp.	72,300	161,952
†AvePoint, Inc.	105,600	458,304
†Benefitfocus, Inc.	21,595	168,009
†Blackbaud, Inc.	39,771	2,309,502
†Blackline, Inc.	46,783	3,115,748
†Blend Labs, Inc. Class A	155,900	367,924
†Box, Inc. Class A	111,000	2,790,540
†BTRS Holdings, Inc. Class A	83,100	413,838
†C3.ai, Inc. Class A	58,500	1,068,210
†Cerence, Inc.	33,900	855,297
†ChannelAdvisor Corp.	25,500	371,790
†Cipher Mining, Inc.	34,300	46,991
†Cleanspark, Inc.	34,400	134,848
†Clear Secure, Inc. Class A	52,400	1,048,000
†CommVault Systems, Inc.	38,202	2,402,906
†Consensus Cloud Solutions, Inc.	13,995	611,302
†Couchbase, Inc.	22,200	364,524
†CS Disco, Inc.	18,600	335,544
†Cvent Holding Corp.	70,300	324,786
†Digimarc Corp.	11,458	162,016
†Digital Turbine, Inc.	78,000	1,362,660
†Domo, Inc. Class B	25,500	708,900
†Duck Creek Technologies, Inc.	63,800	947,430
†E2open Parent Holdings, Inc.	171,900	1,337,382
Ebix, Inc.	22,878	386,638
†eGain Corp.	17,700	172,575
†Enfusion, Inc. Class A	22,100	225,641
†EngageSmart, Inc.	29,000	466,320
†Envestnet, Inc.	46,859	2,472,749
†Everbridge, Inc.	32,900	917,581
†EverCommerce, Inc.	24,800	224,192
†GTY Technology Holdings, Inc.	32,800	205,328
†Instructure Holdings, Inc.	13,700	310,990
†Intapp, Inc.	11,900	174,216
InterDigital, Inc.	26,688	1,622,630
†IronNet, Inc.	55,000	121,550
†Kaleyra, Inc.	25,100	51,204
†KnowBe4, Inc. Class A	61,200	955,944
†Latch, Inc.	59,900	68,286
†LivePerson, Inc.	58,918	833,101
†LiveRamp Holdings, Inc.	56,972	1,470,447
†LiveVox Holdings, Inc.	13,500	22,410
†Marathon Digital Holdings, Inc.	85,200	454,968
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Matterport, Inc.	185,100	$ 677,466
†MeridianLink, Inc.	19,500	325,650
†MicroStrategy, Inc. Class A	8,084	1,328,201
†Mitek Systems, Inc.	36,500	337,260
†Model N, Inc.	31,200	798,096
†Momentive Global, Inc.	114,200	1,004,960
†N-able, Inc.	55,800	502,200
Nutex Health, Inc.	32,900	106,103
†Olo, Inc. Class A	75,000	740,250
†ON24, Inc.	33,300	316,017
†OneSpan, Inc.	31,696	377,182
†Oscar Health, Inc. Class A	99,300	422,025
†PagerDuty, Inc.	71,700	1,776,726
†Ping Identity Holding Corp.	63,500	1,151,890
Progress Software Corp.	38,000	1,721,400
†PROS Holdings, Inc.	34,437	903,283
†Q2 Holdings, Inc.	47,200	1,820,504
†Qualys, Inc.	33,125	4,178,388
†Rapid7, Inc.	49,700	3,319,960
†Rimini Street, Inc.	39,016	234,486
†Riot Blockchain, Inc.	98,300	411,877
†Root, Inc. Class A	118,400	140,896
†Sailpoint Technologies Holdings, Inc.	79,000	4,951,720
Sapiens International Corp. NV	26,700	645,873
†SecureWorks Corp. Class A	8,600	93,396
†ShotSpotter, Inc.	7,300	196,443
†Spartacus Acquisition Corp.	40,600	92,162
†Sprout Social, Inc. Class A	39,000	2,264,730
†SPS Commerce, Inc.	31,202	3,527,386
†Sumo Logic, Inc.	77,200	578,228
†Telos Corp.	44,600	360,368
†Tenable Holdings, Inc.	93,900	4,263,999
†Terawulf, Inc.	17,600	21,120
†Upland Software, Inc.	24,275	352,473
†UserTesting, Inc.	40,100	201,302
†Varonis Systems, Inc.	92,721	2,718,580
†Verint Systems, Inc.	54,456	2,306,212
†Veritone, Inc.	26,800	175,004
†Viant Technology, Inc. Class A	11,000	55,880
†Vonage Holdings Corp.	217,186	4,091,784
†Weave Communications, Inc.	4,600	13,984
†WM Technology, Inc.	60,700	199,703
†Workiva, Inc.	40,900	2,698,991
Xperi Holding Corp.	90,716	1,309,032
†Yext, Inc.	98,700	471,786
†Zeta Global Holdings Corp. Class A	26,900	121,588
†Zuora, Inc. Class A	97,200	869,940
		105,489,575

LVIP SSGA Small-Cap Index Fund–24

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–2.15%
Aaron's Co., Inc.	26,100	$ 379,755
†Abercrombie & Fitch Co. Class A	42,300	715,716
Academy Sports & Outdoors, Inc.	71,300	2,534,002
American Eagle Outfitters, Inc.	130,618	1,460,309
†America's Car-Mart, Inc.	5,285	531,671
Arko Corp.	73,600	600,576
†Asbury Automotive Group, Inc.	18,744	3,174,109
†Bed Bath & Beyond, Inc.	69,200	343,924
Big 5 Sporting Goods Corp.	17,600	197,296
†Boot Barn Holdings, Inc.	25,218	1,737,772
Buckle, Inc.	25,708	711,855
Build-A-Bear Workshop, Inc.	11,000	180,620
Caleres, Inc.	31,351	822,650
Camping World Holdings, Inc. Class A	32,700	705,993
Cato Corp. Class A	16,515	191,739
†Chico's FAS, Inc.	102,400	508,928
†Children's Place, Inc.	11,401	443,727
†Citi Trends, Inc.	7,476	176,807
†Conn's, Inc.	12,009	96,312
†Container Store Group, Inc.	27,100	168,833
Designer Brands, Inc. Class A	49,700	649,082
†Destination XL Group, Inc.	45,800	155,262
†EVgo, Inc.	56,700	340,767
†Express, Inc.	50,400	98,784
Foot Locker, Inc.	70,600	1,782,650
†Genesco, Inc.	11,332	565,580
Group 1 Automotive, Inc.	13,635	2,315,223
†GrowGeneration Corp.	45,700	164,063
Guess?, Inc.	29,521	503,333
Haverty Furniture Cos., Inc.	13,114	303,983
Hibbett, Inc.	11,082	484,394
JOANN, Inc.	9,600	74,400
†LL Flooring Holdings, Inc.	24,416	228,778
†MarineMax, Inc.	18,140	655,217
Monro, Inc.	28,349	1,215,605
Murphy USA, Inc.	18,900	4,401,243
†National Vision Holdings, Inc.	68,900	1,894,750
†ODP Corp.	36,410	1,101,038
†OneWater Marine, Inc. Class A	9,500	313,975
†Party City Holdco, Inc.	93,700	123,684
Rent-A-Center, Inc.	45,410	883,224
†Sally Beauty Holdings, Inc.	91,100	1,085,912
Shoe Carnival, Inc.	15,142	327,219
Signet Jewelers Ltd.	39,676	2,121,079
†Sleep Number Corp.	18,746	580,189
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Sonic Automotive, Inc. Class A	17,231	$ 631,172
†Sportsman's Warehouse Holdings, Inc.	37,600	360,584
Tile Shop Holdings, Inc.	16,300	50,041
Tilly's, Inc. Class A	19,863	139,438
†Torrid Holdings, Inc.	15,200	65,664
†TravelCenters of America, Inc.	10,600	365,382
†Urban Outfitters, Inc.	56,100	1,046,826
†Volta, Inc.	103,500	134,550
†Warby Parker, Inc. Class A	69,600	783,696
Winmark Corp.	2,387	466,826
†Zumiez, Inc.	13,823	359,398
		42,455,605
Technology Hardware, Storage & Peripherals–0.35%
†3D Systems Corp.	106,922	1,037,143
†Avid Technology, Inc.	31,000	804,450
†CompoSecure, Inc.	5,400	28,080
†Corsair Gaming, Inc.	30,000	393,900
†Diebold Nixdorf, Inc.	62,300	141,421
†Eastman Kodak Co.	44,700	207,408
†ForgeRock, Inc. Class A	23,400	501,228
†IonQ, Inc.	100,200	438,876
†KORE Group Holdings, Inc.	27,800	85,346
Rigetti Computing, Inc. Class A	25,700	94,319
†Super Micro Computer, Inc.	38,500	1,553,475
†Turtle Beach Corp.	12,600	154,098
Xerox Holdings Corp.	97,200	1,443,420
		6,883,164
Textiles, Apparel & Luxury Goods–0.59%
†Allbirds, Inc. Class A	78,600	308,898
†Crocs, Inc.	52,000	2,530,840
†Ermenegildo Zegna Holditalia SpA	37,400	394,570
†Fossil Group, Inc.	40,400	208,868
†G-III Apparel Group Ltd.	37,796	764,613
Kontoor Brands, Inc.	47,900	1,598,423
Movado Group, Inc.	13,580	420,029
Oxford Industries, Inc.	13,266	1,177,225
†PLBY Group, Inc.	25,500	163,200
Rocky Brands, Inc.	5,700	194,826
Steven Madden Ltd.	67,701	2,180,649
Superior Group of Cos., Inc.	9,866	175,122
†Unifi, Inc.	11,374	159,919
Wolverine World Wide, Inc.	69,171	1,394,487
		11,671,669
Thrifts & Mortgage Finance–1.44%
†Axos Financial, Inc.	49,660	1,780,311
†Blue Foundry Bancorp	23,700	284,163

LVIP SSGA Small-Cap Index Fund–25

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
†Bridgewater Bancshares, Inc.	18,100	$ 292,134
Capitol Federal Financial, Inc.	112,200	1,029,996
†Columbia Financial, Inc.	32,100	700,101
Enact Holdings, Inc.	25,500	547,740
Essent Group Ltd.	90,409	3,516,910
Federal Agricultural Mortgage Corp. Class C	7,874	768,896
†Finance of America Cos., Inc. Class A	28,800	45,216
Flagstar Bancorp, Inc.	45,500	1,612,975
Greene County Bancorp, Inc.	2,500	113,225
Hingham Institution For Savings The	1,260	357,550
Home Bancorp, Inc.	6,274	214,132
Home Point Capital, Inc.	5,700	22,344
Kearny Financial Corp.	58,137	645,902
Luther Burbank Corp.	13,100	170,955
Merchants Bancorp	12,714	288,226
†Mr Cooper Group, Inc.	61,702	2,266,932
†NMI Holdings, Inc. Class A	73,300	1,220,445
Northfield Bancorp, Inc.	38,256	498,476
PCSB Financial Corp.	11,800	225,262
PennyMac Financial Services, Inc.	25,600	1,118,976
†Pioneer Bancorp, Inc.	10,100	98,980
Provident Bancorp, Inc.	13,055	204,964
Provident Financial Services, Inc.	64,851	1,443,583
Radian Group, Inc.	147,854	2,905,331
Southern Missouri Bancorp, Inc.	6,398	289,574
†Sterling Bancorp, Inc.	17,900	102,030
TrustCo Bank Corp. NY	16,300	502,692
†Velocity Financial, Inc.	7,000	76,930
Walker & Dunlop, Inc.	26,363	2,539,811
Waterstone Financial, Inc.	18,480	315,084
WSFS Financial Corp.	55,936	2,242,474
		28,442,320
Tobacco–0.16%
†22nd Century Group, Inc.	137,300	292,449
Turning Point Brands, Inc.	12,525	339,803
Universal Corp.	21,242	1,285,141
Vector Group Ltd.	123,986	1,301,853
		3,219,246
Trading Companies & Distributors–1.42%
†Alta Equipment Group, Inc.	16,090	144,327
Applied Industrial Technologies, Inc.	32,330	3,109,176
†Beacon Roofing Supply, Inc.	46,190	2,372,318
†BlueLinx Holdings, Inc.	7,900	527,799
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Boise Cascade Co.	33,646	$ 2,001,600
†Custom Truck One Source, Inc.	50,300	281,680
†Distribution Solutions Group, Inc.	4,071	209,209
†DXP Enterprises, Inc.	13,343	408,696
GATX Corp.	30,000	2,824,800
Global Industrial Co.	10,758	363,298
†GMS, Inc.	37,000	1,646,500
H&E Equipment Services, Inc.	27,581	799,021
Herc Holdings, Inc.	21,500	1,938,225
†Hudson Technologies, Inc.	35,900	269,609
†Karat Packaging, Inc.	3,900	66,534
McGrath RentCorp	20,540	1,561,040
†MRC Global, Inc.	69,500	692,220
†NOW, Inc.	94,556	924,758
Rush Enterprises, Inc. Class A	41,688	2,017,061
Textainer Group Holdings Ltd.	39,620	1,085,984
†Titan Machinery, Inc.	16,770	375,816
†Transcat, Inc.	6,000	340,860
Triton International Ltd.	53,889	2,837,256
†Veritiv Corp.	12,400	1,346,020
		28,143,807
Water Utilities–0.45%
American States Water Co.	31,679	2,582,155
Artesian Resources Corp. Class A	6,963	342,371
California Water Service Group	45,442	2,524,303
Global Water Resources, Inc.	10,783	142,444
Middlesex Water Co.	14,931	1,309,150
†Pure Cycle Corp.	16,600	174,964
SJW Group	23,415	1,461,330
York Water Co.	11,237	454,312
		8,991,029
Wireless Telecommunication Services–0.17%
†Gogo, Inc.	43,500	704,265
Shenandoah Telecommunications Co.	41,450	920,190
Telephone & Data Systems, Inc.	85,000	1,342,150
†U.S. Cellular Corp.	12,900	373,584
		3,340,189
Total Common Stock (Cost $1,584,098,145)		1,935,962,074
RIGHTS–0.01%
=Aduro Biotech, Inc.	15,060	24,564
=Contra Zogenix, Inc. CVR	47,935	32,596

LVIP SSGA Small-Cap Index Fund–26

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
RIGHTS (continued)
=Gtx, Inc.	828	$ 1,565
=Progenics Pharmaceuticals, Inc.	99,698	83,746
=Tobira Therapeutics, Inc.	7,700	109,109
Total Rights (Cost $34,293)		251,580
WARRANTS–0.01%
†Nabors Industries Ltd. exp 6/11/26 exercise price USD 166.66	2,445	78,191
†Whiting Petroleum Corp. exp 9/01/24 exercise price USD 73.44	5,399	72,347
†Whiting Petroleum Corp. exp 9/01/25 exercise price USD 83.45	2,699	28,339
Total Warrants (Cost $737,635)		178,877

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.98%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	39,183,907	$ 39,183,907
Total Money Market Fund (Cost $39,183,907)		39,183,907

TOTAL INVESTMENTS–99.96% (Cost $1,624,053,980)	1,975,576,438
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	761,138
NET ASSETS APPLICABLE TO 65,289,442 SHARES OUTSTANDING–100.00%	$1,976,337,576
NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-CAP INDEX FUND STANDARD CLASS ($1,548,716,946 / 51,133,417 Shares)	$30.288
NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-CAP INDEX FUND SERVICE CLASS ($427,620,630 / 14,156,025 Shares)	$30.208
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$1,426,483,574
Distributable earnings/(accumulated loss)	549,854,002
TOTAL NET ASSETS	$1,976,337,576

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
★ Includes $2,354,000 cash collateral held at broker for futures contracts, $3,919,646 payable for securities purchased, $641,463 payable for fund shares redeemed, $167,434 other accrued expenses payable, $671,800 due to manager and affiliates and $286,807 variation margin due to broker on futures contracts as of June 30, 2022.
LVIP SSGA Small-Cap Index Fund–27

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2022:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
428	E-mini Russell 2000 Index	$36,551,200	$38,784,929	9/16/22	$—	$(2,233,729)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022.

Summary of Abbreviations:
CVR–Contingent Value Rights
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund–28

LVIP SSGA Small-Cap Index Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 13,728,419
Foreign taxes withheld	(20,200)
13,708,219
EXPENSES:
Management fees	3,574,176
Distribution fees-Service Class	605,545
Shareholder servicing fees	323,910
Accounting and administration expenses	214,869
Index fees	133,038
Trustees’ fees and expenses	35,780
Professional fees	35,005
Reports and statements to shareholders	19,686
Custodian fees	18,459
Pricing fees	13,881
Consulting fees	1,878
Other	24,096
5,000,323
Less:
Management fees waived	(117,950)
Total operating expenses	4,882,373
NET INVESTMENT INCOME	8,825,846
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	14,154,882
Futures contracts	(8,586,424)
Net realized gain	5,568,458
Net change in unrealized appreciation (depreciation) of:
Investments	(616,105,415)
Foreign currencies	(25)
Futures contracts	(3,104,308)
Net change in unrealized appreciation (depreciation)	(619,209,748)
NET REALIZED AND UNREALIZED LOSS	(613,641,290)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(604,815,444)
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 8,825,846	$ 14,427,361
Net realized gain	5,568,458	269,944,029
Net change in unrealized appreciation (depreciation)	(619,209,748)	60,799,223
Net increase (decrease) in net assets resulting from operations	(604,815,444)	345,170,613
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(71,898,063)
Service Class	—	(18,354,546)
	—	(90,252,609)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	144,510,177	318,328,380
Service Class	40,874,052	85,517,504
Reinvestment of dividends and distributions:
Standard Class	—	71,898,063
Service Class	—	18,354,546
	185,384,229	494,098,493
Cost of shares redeemed:
Standard Class	(116,914,129)	(426,483,107)
Service Class	(32,960,809)	(114,039,535)
	(149,874,938)	(540,522,642)
Increase (decrease) in net assets derived from capital share transactions	35,509,291	(46,424,149)
NET INCREASE (DECREASE) IN NET ASSETS	(569,306,153)	208,493,855
NET ASSETS:
Beginning of period	2,545,643,729	2,337,149,874
End of period	$1,976,337,576	$2,545,643,729
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund–29

LVIP SSGA Small-Cap Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Small-Cap Index Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 39.636	$ 35.910	$ 31.692	$ 26.880	$ 31.733	$ 28.753
Income (loss) from investment operations:
Net investment income[2]	0.145	0.252	0.218	0.270	0.313	0.257
Net realized and unrealized gain (loss)	(9.493)	4.931	5.573	6.358	(3.685)	3.774
Total from investment operations	(9.348)	5.183	5.791	6.628	(3.372)	4.031
Less dividends and distributions from:
Net investment income	—	(0.343)	(0.316)	(0.293)	(0.313)	(0.306)
Net realized gain	—	(1.114)	(1.257)	(1.523)	(1.168)	(0.745)
Total dividends and distributions	—	(1.457)	(1.573)	(1.816)	(1.481)	(1.051)
Net asset value, end of period	$ 30.288	$ 39.636	$ 35.910	$ 31.692	$ 26.880	$ 31.733
Total return[3]	(23.58%)	14.56%	19.20%	25.03%	(11.37%)	14.21%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,548,717	$1,994,358	$1,829,548	$1,839,740	$1,743,015	$1,376,730
Ratio of expenses to average net assets	0.38%	0.38%	0.39%	0.40%	0.39%	0.39%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.39%	0.39%	0.39%	0.40%	0.39%	—
Ratio of net investment income to average net assets	0.85%	0.62%	0.77%	0.88%	0.96%	0.85%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.84%	0.61%	0.77%	0.88%	0.96%	—
Portfolio turnover	11%	25%	23%	19%	18%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund–30

LVIP SSGA Small-Cap Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Small-Cap Index Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 39.580	$ 35.858	$ 31.665	$ 26.866	$ 31.715	$ 28.741
Income (loss) from investment operations:
Net investment income[2]	0.102	0.150	0.147	0.193	0.231	0.181
Net realized and unrealized gain (loss)	(9.474)	4.927	5.547	6.350	(3.675)	3.768
Total from investment operations	(9.372)	5.077	5.694	6.543	(3.444)	3.949
Less dividends and distributions from:
Net investment income	—	(0.241)	(0.244)	(0.221)	(0.237)	(0.230)
Net realized gain	—	(1.114)	(1.257)	(1.523)	(1.168)	(0.745)
Total dividends and distributions	—	(1.355)	(1.501)	(1.744)	(1.405)	(0.975)
Net asset value, end of period	$ 30.208	$ 39.580	$ 35.858	$ 31.665	$ 26.866	$ 31.715
Total return[3]	(23.68%)	14.27%	18.90%	24.72%	(11.59%)	13.93%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 427,621	$551,286	$507,602	$440,102	$ 335,959	$345,526
Ratio of expenses to average net assets	0.63%	0.63%	0.64%	0.65%	0.64%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.64%	0.64%	0.65%	0.64%	—
Ratio of net investment income to average net assets	0.60%	0.37%	0.52%	0.63%	0.71%	0.60%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.59%	0.36%	0.52%	0.63%	0.71%	—
Portfolio turnover	11%	25%	23%	19%	18%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund–31

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Small-Cap Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP SSGA Small-Cap Index Fund–32

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2022.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.32% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.01% of the first $500 million of the Fund’s average daily net assets; 0.010% of the next $1 billion; and 0.015% of the Fund’s average daily net assets in excess of $1.5 billion.   The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$76,902
Legal	13,728
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP SSGA Small-Cap Index Fund–33

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,415 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$522,291
Distribution fees payable to LFD	91,214
Printing and mailing fees payable to Lincoln Life	9,416
Shareholder servicing fees payable to Lincoln Life	48,879
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$293,527,102
Sales	249,508,657
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,624,053,980
Aggregate unrealized appreciation of investments and derivatives	$ 638,993,584
Aggregate unrealized depreciation of investments and derivatives	(289,704,855)
Net unrealized appreciation of investments and derivatives	$ 349,288,729
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Small-Cap Index Fund–34

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,935,962,074	$—	$ —*	$1,935,962,074
Rights	—	—	251,580	251,580
Warrants	178,877	—	—	178,877
Money Market Fund	39,183,907	—	—	39,183,907
Total Investments	$1,975,324,858	$—	$251,580	$1,975,576,438
Derivatives:

Liabilities:
Futures Contract	$(2,233,729)	$—	$—	$(2,233,729)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2022, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	4,174,191	7,914,894
Service Class	1,181,279	2,115,699
Shares reinvested:
Standard Class	—	1,852,859
Service Class	—	473,454
	5,355,470	12,356,906
Shares redeemed:
Standard Class	(3,358,001)	(10,399,371)
Service Class	(953,612)	(2,816,697)
	(4,311,613)	(13,216,068)
Net increase (decrease)	1,043,857	(859,162)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $100,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP SSGA Small-Cap Index Fund–35

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(2,233,728)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(8,586,424)	$(3,104,308)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$45,901,788	$—
7. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2022. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
LVIP SSGA Small-Cap Index Fund–36

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Small-Cap Index Fund–37

LVIP SSGA Small-Cap Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Small-Cap Index Fund–38

LVIP SSGA SMID Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP SSGA SMID Cap Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA SMID Cap Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$797.70	0.25%	$1.11
Service Class Shares	1,000.00	796.60	0.50%	2.23
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.25%	$1.25
Service Class Shares	1,000.00	1,022.30	0.50%	2.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA SMID Cap Managed Volatility Fund–1

LVIP SSGA SMID Cap Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	91.76%
Investment Companies	91.76%
Equity Funds	91.76%
Unaffiliated Investment	5.21%
Investment Company	5.21%
Money Market Fund	5.21%
Total Investments	96.97%
Receivables and Other Assets Net of Liabilities	3.03%
Total Net Assets	100.00%
LVIP SSGA SMID Cap Managed Volatility Fund–2

LVIP SSGA SMID Cap Managed Volatility Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–91.76%
INVESTMENT COMPANIES–91.76%
Equity Funds–91.76%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	8,803,085	$ 107,203,966
LVIP SSGA Small-Cap Index Fund	14,435,359	437,218,152
Total Affiliated Investments (Cost $470,743,026)		544,422,118
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–5.21%
INVESTMENT COMPANY–5.21%
Money Market Fund–5.21%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	30,937,337	$ 30,937,337
Total Unaffiliated Investment (Cost $30,937,337)		30,937,337

TOTAL INVESTMENTS–96.97% (Cost $501,680,363)	575,359,455
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.03%	17,964,803
NET ASSETS APPLICABLE TO 52,720,025 SHARES OUTSTANDING–100.00%	$593,324,258

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
(2,116)	E-mini Russell 2000 Index	$(180,706,400)	$(190,468,704)	9/16/22	$ 9,762,304	$—
(193)	E-mini S&P MidCap 400 Index	(43,772,400)	(45,894,791)	9/16/22	2,122,391	—
Total Futures Contracts					$11,884,695	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund–3

LVIP SSGA SMID Cap Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
ASSETS:
Affiliated investments, at value	$544,422,118
Unaffiliated investments, at value	30,937,337
Cash collateral held at broker for futures contracts	15,667,850
Variation margin due from broker on futures contracts	2,639,293
Receivable for fund shares sold	156,108
Dividends and interest receivable	26,635
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	24,834
Prepaid expenses	1,611
TOTAL ASSETS	593,875,786
LIABILITIES:
Due to manager and affiliates	256,874
Payable for securities purchased	197,852
Payable for fund shares redeemed	67,585
Other accrued expenses payable	29,217
TOTAL LIABILITIES	551,528
TOTAL NET ASSETS	$593,324,258
Affiliated investments, at cost	$470,743,026
Unaffiliated investments, at cost	30,937,337
Standard Class:
Net Assets	$ 63,806
Shares Outstanding	5,653
Net Asset Value Per Share	$ 11.287
Service Class:
Net Assets	$593,260,452
Shares Outstanding	52,714,372
Net Asset Value Per Share	$ 11.254
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$620,782,505
Distributable earnings/(accumulated loss)	(27,458,247)
TOTAL NET ASSETS	$593,324,258
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund–4

LVIP SSGA SMID Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 52,055
EXPENSES:
Distribution fees-Service Class	812,426
Management fees	747,512
Shareholder servicing fees	94,252
Accounting and administration expenses	57,243
Professional fees	18,466
Trustees’ fees and expenses	10,205
Reports and statements to shareholders	9,205
Custodian fees	2,695
Consulting fees	1,694
Pricing fees	132
Other	7,386
1,761,216
Less:
Management fees waived	(16,250)
Expenses reimbursed	(136,276)
Total operating expenses	1,608,690
NET INVESTMENT LOSS	(1,556,635)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of affiliated investments	(2,937,306)
Sale of unaffiliated investments	(1)
Futures contracts	(180,074)
Net realized loss	(3,117,381)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(157,190,439)
Futures contracts	12,037,060
Net change in unrealized appreciation (depreciation)	(145,153,379)
NET REALIZED AND UNREALIZED LOSS	(148,270,760)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(149,827,395)
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (1,556,635)	$ 2,609,053
Net realized gain (loss)	(3,117,381)	45,630,942
Net change in unrealized appreciation (depreciation)	(145,153,379)	57,202,757
Net increase (decrease) in net assets resulting from operations	(149,827,395)	105,442,752
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(12,856)
Service Class	—	(116,124,751)
	—	(116,137,607)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,621	3,873
Service Class	39,361,798	66,423,338
Reinvestment of dividends and distributions:
Standard Class	—	12,856
Service Class	—	116,124,751
	39,364,419	182,564,818
Cost of shares redeemed:
Standard Class	(2,216)	(65,080)
Service Class	(21,346,865)	(122,909,623)
	(21,349,081)	(122,974,703)
Increase in net assets derived from capital share transactions	18,015,338	59,590,115
NET INCREASE (DECREASE) IN NET ASSETS	(131,812,057)	48,895,260
NET ASSETS:
Beginning of period	725,136,315	676,241,055
End of period	$ 593,324,258	$ 725,136,315
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund–5

LVIP SSGA SMID Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA SMID Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 14.150	$ 14.479	$ 13.009	$ 11.865	$ 13.275	$ 11.780
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.014)	0.098	0.105	0.111	0.135	0.110
Net realized and unrealized gain (loss)	(2.849)	2.216	1.631	1.588	(1.348)	1.559
Total from investment operations	(2.863)	2.314	1.736	1.699	(1.213)	1.669
Less dividends and distributions from:
Net investment income	—	(0.379)	(0.266)	(0.103)	(0.197)	(0.174)
Net realized gain	—	(2.264)	—	(0.452)	—	—
Total dividends and distributions	—	(2.643)	(0.266)	(0.555)	(0.197)	(0.174)
Net asset value, end of period	$ 11.287	$ 14.150	$ 14.479	$ 13.009	$ 11.865	$ 13.275
Total return[4]	(20.23%)	16.24%	13.37%	14.56%	(9.14%)	14.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 64	$ 79	$ 123	$ 110	$ 88	$ 127
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.29%	0.30%	0.30%	0.51%	0.97%	0.96%
Ratio of net investment income (loss) to average net assets	(0.23%) [6]	0.61%	0.88%	0.88%	0.98%	0.89%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.27%) [6]	0.56%	0.82%	0.62%	0.26%	0.18%
Portfolio turnover	5%	13%	22%	9%	3%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund–6

LVIP SSGA SMID Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA SMID Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20 [2]	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 14.127	$ 14.463	$ 13.000	$ 11.860	$ 13.270	$ 11.778
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.030)	0.058	0.075	0.079	0.100	0.079
Net realized and unrealized gain (loss)	(2.843)	2.213	1.622	1.587	(1.343)	1.556
Total from investment operations	(2.873)	2.271	1.697	1.666	(1.243)	1.635
Less dividends and distributions from:
Net investment income	—	(0.343)	(0.234)	(0.074)	(0.167)	(0.143)
Net realized gain	—	(2.264)	—	(0.452)	—	—
Total dividends and distributions	—	(2.607)	(0.234)	(0.526)	(0.167)	(0.143)
Net asset value, end of period	$ 11.254	$ 14.127	$ 14.463	$ 13.000	$ 11.860	$ 13.270
Total return[4]	(20.34%)	15.95%	13.08%	14.28%	(9.36%)	13.87%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 593,260	$725,057	$676,118	$604,909	$469,803	$401,354
Ratio of expenses to average net assets[5]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.54%	0.55%	0.55%	0.76%	1.22%	1.21%
Ratio of net investment income (loss) to average net assets	(0.48%) [6]	0.36%	0.63%	0.63%	0.73%	0.64%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.52%) [6]	0.31%	0.57%	0.37%	0.01%	(0.07%)
Portfolio turnover	5%	13%	22%	9%	3%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund–7

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA SMID Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund, which are sub-advised by an unaffiliated adviser, invest primarily in stocks that make up the SSGA Small-Cap Index and SSGA Mid-Cap Index, respectively, and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial Statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.23% of the Fund's
LVIP SSGA SMID Cap Managed Volatility Fund–8

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	2024	Total
LIAC	$ 215,573	$ 307,726	$ 283,234	$ 806,533
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$22,238
Legal	3,970
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,163 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2022, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 24,834
Management fees payable to LIAC	112,377
Distribution fees payable to LFD	124,850
Printing and mailing fees payable to Lincoln Life	5,163
Shareholder servicing fees payable to Lincoln Life	14,484
LVIP SSGA SMID Cap Managed Volatility Fund–9

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-91.76%@
Equity Funds-91.76%@
✧✧LVIP SSGA Mid-Cap Index Fund	$144,174,432	$ 5,526,906	$15,188,219	$ (483,547)	$ (26,825,606)	$107,203,966	8,803,085	$—	$—
✧✧LVIP SSGA Small-Cap Index Fund	551,163,028	33,836,013	14,962,297	(2,453,759)	(130,364,833)	437,218,152	14,435,359	—	—

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$39,362,921
Sales	30,150,517
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$501,680,363
Aggregate unrealized appreciation of investments and derivatives	$ 85,563,787
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$ 85,563,787
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP SSGA SMID Cap Managed Volatility Fund–10

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$544,422,118	$—	$—	$544,422,118
Unaffiliated Investment Company	30,937,337	—	—	30,937,337
Total Investments	$575,359,455	$—	$—	$575,359,455
Derivatives:
Assets:
Futures Contracts	$ 11,884,695	$—	$—	$ 11,884,695
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	213	239
Service Class	3,118,047	4,166,803
Shares reinvested:
Standard Class	—	900
Service Class	—	8,155,150
	3,118,260	12,323,092
Shares redeemed:
Standard Class	(178)	(4,021)
Service Class	(1,727,926)	(7,745,292)
	(1,728,104)	(7,749,313)
Net increase	1,390,156	4,573,779
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in
LVIP SSGA SMID Cap Managed Volatility Fund–11

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)	Variation margin due from broker on futures contracts	$11,884,695	Variation margin due from broker on futures contracts	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(180,074)	$12,037,060
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$4,231,530	$132,325,247
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP SSGA SMID Cap Managed Volatility Fund–12

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund–13

LVIP SSGA SMID Cap Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA SMID Cap Managed Volatility Fund–14

LVIP T. Rowe Price Target Date Funds
LVIP T. Rowe Price 2020 Fund
LVIP T. Rowe Price 2030 Fund
LVIP T. Rowe Price 2040 Fund
LVIP T. Rowe Price 2050 Fund
LVIP T. Rowe Price 2060 Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP T. Rowe Price Target Date Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Target Date Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ expenses shown in the tables reflect expense reimbursements in effect.
LVIP T. Rowe Price 2020 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$844.90	0.24%	$1.10
Service Class Shares	1,000.00	843.90	0.49%	2.24
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.24%	$1.20
Service Class Shares	1,000.00	1,022.40	0.49%	2.46
LVIP T. Rowe Price 2030 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$822.10	0.25%	$1.13
Service Class Shares	1,000.00	821.10	0.50%	2.26
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.25%	$1.25
Service Class Shares	1,000.00	1,022.30	0.50%	2.51

LVIP T. Rowe Price Target Date Funds–1

LVIP T. Rowe Price Target Date Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP T. Rowe Price 2040 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$805.00	0.26%	$1.16
Service Class Shares	1,000.00	804.00	0.51%	2.28
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.26%	$1.30
Service Class Shares	1,000.00	1,022.30	0.51%	2.56
LVIP T. Rowe Price 2050 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$800.30	0.27%	$1.21
Service Class Shares	1,000.00	799.30	0.52%	2.32
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.27%	$1.35
Service Class Shares	1,000.00	1,022.20	0.52%	2.61
LVIP T. Rowe Price 2060 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$800.70	0.27%	$1.21
Service Class Shares	1,000.00	799.70	0.52%	2.32
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.27%	$1.35
Service Class Shares	1,000.00	1,022.20	0.52%	2.61

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP T. Rowe Price Target Date Funds–2

LVIP T. Rowe Price Target Date Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP T. Rowe Price 2020 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	47.10%
Investment Companies	47.10%
Equity Funds	20.24%
Fixed Income Fund	19.64%
International Equity Fund	7.22%
Unaffiliated Investments	52.94%
Investment Companies	52.94%
Equity Funds	18.11%
Fixed Income Funds	19.83%
International Equity Funds	6.17%
International Fixed Income Funds	6.83%
Money Market Fund	2.00%
Total Investments	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%)
Total Net Assets	100.00%
LVIP T. Rowe Price 2030 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	51.61%
Investment Companies	51.61%
Equity Funds	27.64%
Fixed Income Fund	14.11%
International Equity Fund	9.86%
Unaffiliated Investments	49.04%
Investment Companies	49.04%
Equity Funds	24.84%
Fixed Income Funds	8.98%
International Equity Funds	8.70%
International Fixed Income Funds	4.33%
Money Market Fund	2.19%
Total Investments	100.65%
Liabilities Net of Receivables and Other Assets	(0.65%)
Total Net Assets	100.00%
LVIP T. Rowe Price 2040 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	51.70%
Investment Companies	51.70%
Equity Funds	35.04%
Fixed Income Fund	4.00%
International Equity Fund	12.66%
Unaffiliated Investments	48.43%
Investment Companies	48.43%
Equity Funds	31.68%
Fixed Income Funds	2.51%
International Equity Funds	10.81%
International Fixed Income Funds	1.06%
Money Market Fund	2.37%
Total Investments	100.13%
Liabilities Net of Receivables and Other Assets	(0.13%)
Total Net Assets	100.00%

LVIP T. Rowe Price Target Date Funds–3

LVIP T. Rowe Price Target Date Funds
Security Type/Sector Allocations (unaudited) (continued)
LVIP T. Rowe Price 2050 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	51.67%
Investment Companies	51.67%
Equity Funds	37.47%
Fixed Income Fund	0.79%
International Equity Fund	13.41%
Unaffiliated Investments	48.42%
Investment Companies	48.42%
Equity Funds	33.20%
Fixed Income Funds	0.64%
International Equity Funds	11.83%
International Fixed Income Fund	0.15%
Money Market Fund	2.60%
Total Investments	100.09%
Liabilities Net of Receivables and Other Assets	(0.09%)
Total Net Assets	100.00%
LVIP T. Rowe Price 2060 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	52.60%
Investment Companies	52.60%
Equity Funds	38.42%
Fixed Income Fund	0.58%
International Equity Fund	13.60%
Unaffiliated Investments	47.90%
Investment Companies	47.90%
Equity Funds	33.60%
Fixed Income Funds	0.54%
International Equity Funds	10.89%
International Fixed Income Fund	0.04%
Money Market Fund	2.83%
Total Investments	100.50%
Liabilities Net of Receivables and Other Assets	(0.50%)
Total Net Assets	100.00%
LVIP T. Rowe Price Target Date Funds–4

LVIP T. Rowe Price 2020 Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–47.10%
INVESTMENT COMPANIES–47.10%
Equity Funds–20.24%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	154,693	$ 1,883,851
LVIP SSGA S&P 500 Index Fund	666,040	16,020,253
LVIP SSGA Small-Cap Index Fund	56,914	1,723,829
		19,627,933
Fixed Income Fund–19.64%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	1,842,721	19,048,210
		19,048,210
International Equity Fund–7.22%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	772,760	7,000,427
		7,000,427
Total Affiliated Investments (Cost $30,097,533)		45,676,570

UNAFFILIATED INVESTMENTS–52.94%
INVESTMENT COMPANIES–52.94%
Equity Funds–18.11%
**T. Rowe Price Emerging Markets Discovery Stock Fund	135,220	1,707,830
**T. Rowe Price Growth Stock Fund	63,458	4,278,370
**T. Rowe Price Mid-Cap Growth Fund	11,181	979,893
**T. Rowe Price Mid-Cap Value Fund	31,505	953,342
**T. Rowe Price New Horizons Fund	12,025	575,757
**T. Rowe Price Real Assets Fund	183,897	2,377,786
**T. Rowe Price Small-Cap Value Fund	20,145	998,980
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Value Fund	139,783	$ 5,690,580
		17,562,538
Fixed Income Funds–19.83%
**T. Rowe Price High Yield Fund	895,450	4,951,837
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	2,155,953	11,124,716
**T. Rowe Price U.S. Treasury Long-Term Fund	347,262	3,153,141
		19,229,694
International Equity Funds–6.17%
**T. Rowe Price Emerging Markets Stock Fund	38,027	1,388,385
**T. Rowe Price International Stock Fund	129,237	2,115,605
**T. Rowe Price International Value Equity Fund	184,210	2,481,306
		5,985,296
International Fixed Income Funds–6.83%
**T. Rowe Price Emerging Markets Bond Fund	392,980	3,261,735
**T. Rowe Price International Bond Fund	375,822	3,367,370
		6,629,105
Money Market Fund–2.00%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	1,937,337	1,937,337
		1,937,337
Total Unaffiliated Investments (Cost $53,569,275)		51,343,970

TOTAL INVESTMENTS–100.04% (Cost $83,666,808)	97,020,540
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(37,202)
NET ASSETS APPLICABLE TO 10,075,259 SHARES OUTSTANDING–100.00%	$96,983,338

✧✧ Standard Class shares.
** Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–5

LVIP T. Rowe Price 2030 Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–51.61%
INVESTMENT COMPANIES–51.61%
Equity Funds–27.64%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	358,357	$ 4,364,072
LVIP SSGA S&P 500 Index Fund	1,490,215	35,844,133
LVIP SSGA Small-Cap Index Fund	126,096	3,819,206
		44,027,411
Fixed Income Fund–14.11%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	2,173,555	22,468,034
		22,468,034
International Equity Fund–9.86%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,733,975	15,708,084
		15,708,084
Total Affiliated Investments (Cost $49,856,525)		82,203,529

UNAFFILIATED INVESTMENTS–49.04%
INVESTMENT COMPANIES–49.04%
Equity Funds–24.84%
**T. Rowe Price Emerging Markets Discovery Stock Fund	289,519	3,656,628
**T. Rowe Price Growth Stock Fund	144,581	9,747,690
**T. Rowe Price Mid-Cap Growth Fund	25,003	2,191,249
**T. Rowe Price Mid-Cap Value Fund	73,611	2,227,457
**T. Rowe Price New Horizons Fund	27,996	1,340,428
**T. Rowe Price Real Assets Fund	386,906	5,002,696
**T. Rowe Price Small-Cap Value Fund	46,152	2,288,658
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Value Fund	321,981	$ 13,107,853
		39,562,659
Fixed Income Funds–8.98%
**T. Rowe Price High Yield Fund	824,789	4,561,081
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	785,610	4,053,750
**T. Rowe Price U.S. Treasury Long-Term Fund	625,637	5,680,782
		14,295,613
International Equity Funds–8.70%
**T. Rowe Price Emerging Markets Stock Fund	97,146	3,546,815
**T. Rowe Price International Stock Fund	291,266	4,768,017
**T. Rowe Price International Value Equity Fund	411,689	5,545,450
		13,860,282
International Fixed Income Funds–4.33%
**T. Rowe Price Emerging Markets Bond Fund	348,781	2,894,881
**T. Rowe Price International Bond Fund	447,302	4,007,828
		6,902,709
Money Market Fund–2.19%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	3,493,224	3,493,224
		3,493,224
Total Unaffiliated Investments (Cost $83,159,045)		78,114,487

TOTAL INVESTMENTS–100.65% (Cost $133,015,570)	160,318,016
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.65%)	(1,042,067)
NET ASSETS APPLICABLE TO 14,739,614 SHARES OUTSTANDING–100.00%	$159,275,949

✧✧ Standard Class shares.
** Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–6

LVIP T. Rowe Price 2040 Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–51.70%
INVESTMENT COMPANIES–51.70%
Equity Funds–35.04%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	348,106	$ 4,239,232
LVIP SSGA S&P 500 Index Fund	1,492,783	35,905,918
LVIP SSGA Small-Cap Index Fund	132,732	4,020,180
		44,165,330
Fixed Income Fund–4.00%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	487,941	5,043,850
		5,043,850
International Equity Fund–12.66%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,760,845	15,951,496
		15,951,496
Total Affiliated Investments (Cost $33,465,539)		65,160,676

UNAFFILIATED INVESTMENTS–48.43%
INVESTMENT COMPANIES–48.43%
Equity Funds–31.68%
**T. Rowe Price Emerging Markets Discovery Stock Fund	299,042	3,776,905
**T. Rowe Price Growth Stock Fund	141,791	9,559,534
**T. Rowe Price Mid-Cap Growth Fund	25,034	2,193,947
**T. Rowe Price Mid-Cap Value Fund	73,737	2,231,271
**T. Rowe Price New Horizons Fund	26,558	1,271,606
**T. Rowe Price Real Assets Fund	395,895	5,118,929
**T. Rowe Price Small-Cap Value Fund	45,622	2,262,408
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Value Fund	331,939	$ 13,513,218
		39,927,818
Fixed Income Funds–2.51%
**T. Rowe Price High Yield Fund	147,606	816,262
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	72,062	371,840
**T. Rowe Price U.S. Treasury Long-Term Fund	217,909	1,978,609
		3,166,711
International Equity Funds–10.81%
**T. Rowe Price Emerging Markets Stock Fund	95,074	3,471,171
**T. Rowe Price International Stock Fund	279,058	4,568,177
**T. Rowe Price International Value Equity Fund	415,097	5,591,356
		13,630,704
International Fixed Income Funds–1.06%
**T. Rowe Price Emerging Markets Bond Fund	47,595	395,036
**T. Rowe Price International Bond Fund	105,332	943,781
		1,338,817
Money Market Fund–2.37%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	2,982,081	2,982,081
		2,982,081
Total Unaffiliated Investments (Cost $64,011,686)		61,046,131

TOTAL INVESTMENTS–100.13% (Cost $97,477,225)	126,206,807
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.13%)	(161,571)
NET ASSETS APPLICABLE TO 12,009,120 SHARES OUTSTANDING–100.00%	$126,045,236

✧✧ Standard Class shares.
** Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–7

LVIP T. Rowe Price 2050 Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–51.67%
INVESTMENT COMPANIES–51.67%
Equity Funds–37.47%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	190,973	$ 2,325,674
LVIP SSGA S&P 500 Index Fund	835,691	20,100,872
LVIP SSGA Small-Cap Index Fund	72,093	2,183,550
		24,610,096
Fixed Income Fund–0.79%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	49,970	516,538
		516,538
International Equity Fund–13.41%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	972,068	8,805,967
		8,805,967
Total Affiliated Investments (Cost $22,141,603)		33,932,601

UNAFFILIATED INVESTMENTS–48.42%
INVESTMENT COMPANIES–48.42%
Equity Funds–33.20%
**T. Rowe Price Emerging Markets Discovery Stock Fund	163,494	2,064,925
**T. Rowe Price Growth Stock Fund	79,211	5,340,369
**T. Rowe Price Mid-Cap Growth Fund	13,910	1,219,085
**T. Rowe Price Mid-Cap Value Fund	41,243	1,248,016
**T. Rowe Price New Horizons Fund	13,943	667,605
**T. Rowe Price Real Assets Fund	218,755	2,828,501
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	24,948	$ 1,237,183
**T. Rowe Price Value Fund	176,836	7,198,995
		21,804,679
Fixed Income Funds–0.64%
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	37,861	195,362
**T. Rowe Price U.S. Treasury Long-Term Fund	25,160	228,452
		423,814
International Equity Funds–11.83%
**T. Rowe Price Emerging Markets Stock Fund	54,280	1,981,739
**T. Rowe Price International Stock Fund	159,555	2,611,919
**T. Rowe Price International Value Equity Fund	235,833	3,176,674
		7,770,332
International Fixed Income Fund–0.15%
**T. Rowe Price International Bond Fund	10,675	95,652
		95,652
Money Market Fund–2.60%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	1,704,742	1,704,742
		1,704,742
Total Unaffiliated Investments (Cost $32,931,957)		31,799,219

TOTAL INVESTMENTS–100.09% (Cost $55,073,560)	65,731,820
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(58,647)
NET ASSETS APPLICABLE TO 5,916,474 SHARES OUTSTANDING–100.00%	$65,673,173

✧✧ Standard Class shares.
** Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–8

LVIP T. Rowe Price 2060 Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–52.60%
INVESTMENT COMPANIES–52.60%
Equity Funds–38.42%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	20,127	$ 245,104
LVIP SSGA S&P 500 Index Fund	89,615	2,155,510
LVIP SSGA Small-Cap Index Fund	7,714	233,634
		2,634,248
Fixed Income Fund–0.58%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	3,848	39,776
		39,776
International Equity Fund–13.60%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	102,954	932,664
		932,664
Total Affiliated Investments (Cost $3,943,264)		3,606,688

UNAFFILIATED INVESTMENTS–47.90%
INVESTMENT COMPANIES–47.90%
Equity Funds–33.60%
**T. Rowe Price Emerging Markets Discovery Stock Fund	18,302	231,155
**T. Rowe Price Growth Stock Fund	8,609	580,427
**T. Rowe Price Mid-Cap Growth Fund	1,497	131,206
**T. Rowe Price Mid-Cap Value Fund	3,582	108,397
**T. Rowe Price New Horizons Fund	1,598	76,509
**T. Rowe Price Real Assets Fund	25,224	326,152
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	2,457	$ 121,847
**T. Rowe Price Value Fund	17,894	728,450
		2,304,143
Fixed Income Funds–0.54%
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	3,709	19,140
**T. Rowe Price U.S. Treasury Long-Term Fund	1,994	18,099
		37,239
International Equity Funds–10.89%
**T. Rowe Price Emerging Markets Stock Fund	4,867	177,678
**T. Rowe Price International Stock Fund	15,690	256,854
**T. Rowe Price International Value Equity Fund	23,146	311,772
		746,304
International Fixed Income Fund–0.04%
**T. Rowe Price International Bond Fund	261	2,337
		2,337
Money Market Fund–2.83%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	194,263	194,263
		194,263
Total Unaffiliated Investments (Cost $3,816,879)		3,284,286

TOTAL INVESTMENTS–100.50% (Cost $7,760,143)	6,890,974
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.50%)	(33,988)
NET ASSETS APPLICABLE TO 569,989 SHARES OUTSTANDING–100.00%	$6,856,986

✧✧ Standard Class shares.
** Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–9

LVIP T. Rowe Price Target Date Funds
Statements of Assets and Liabilities
June 30, 2022 (unaudited)
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
ASSETS:
Unaffiliated investments, at value	$51,343,970	$ 78,114,487	$ 61,046,131	$31,799,219	$3,284,286
Affiliated investments, at value	45,676,570	82,203,529	65,160,676	33,932,601	3,606,688
Dividends and interest receivable	102,686	119,198	24,702	2,475	253
Receivable for fund shares sold	40,710	17,653	40,290	37,694	7,906
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	7,472	5,747	5,025	5,699	7,476
Prepaid expenses	259	424	339	176	12
TOTAL ASSETS	97,171,667	160,461,038	126,277,163	65,777,864	6,906,621
LIABILITIES:
Payable for fund shares redeemed	84,298	1,063,648	159,430	58,908	8
Payable for securities purchased	53,584	55,756	12,063	679	20,043
Other accrued expenses payable	28,836	28,861	29,086	28,409	27,829
Due to manager and affiliates	21,611	36,824	31,348	16,695	1,755
TOTAL LIABILITIES	188,329	1,185,089	231,927	104,691	49,635
TOTAL NET ASSETS	$96,983,338	$159,275,949	$126,045,236	$65,673,173	$6,856,986
Unaffiliated investments, at cost	$53,569,275	$ 83,159,045	$ 64,011,686	$32,931,957	$3,816,879
Affiliated investments, at cost	30,097,533	49,856,525	33,465,539	22,141,603	3,943,264
Standard Class:
Net Assets	$81,016,215	$128,460,918	$ 91,498,061	$46,592,459	$6,329,932
Shares Outstanding	8,413,656	11,883,042	8,705,073	4,190,096	526,084
Net Asset Value Per Share	$ 9.629	$ 10.810	$ 10.511	$ 11.120	$ 12.032
Service Class:
Net Assets	$15,967,123	$ 30,815,031	$ 34,547,175	$19,080,714	$ 527,054
Shares Outstanding	1,661,603	2,856,572	3,304,047	1,726,378	43,905
Net Asset Value Per Share	$ 9.609	$ 10.787	$ 10.456	$ 11.052	$ 12.004
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$84,451,947	$132,892,859	$103,214,400	$56,181,689	$7,777,600
Distributable earnings/(accumulated loss)	12,531,391	26,383,090	22,830,836	9,491,484	(920,614)
TOTAL NET ASSETS	$96,983,338	$159,275,949	$126,045,236	$65,673,173	$6,856,986
See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Target Date Funds
Statements of Operations
Six Months Ended June 30, 2022 (unaudited)
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 351,111	$ 373,251	$ 83,672	$ 8,385	$ 502
EXPENSES:
Management fees	102,005	167,658	133,375	69,708	5,619
Accounting and administration expenses	26,326	29,136	27,654	24,899	22,114
Distribution fees-Service Class	22,241	42,357	48,035	26,639	628
Shareholder servicing fees	15,569	25,590	20,356	10,640	858
Professional fees	14,578	15,106	14,832	14,313	13,786
Reports and statements to shareholders	2,314	2,837	2,709	2,314	1,615
Trustees’ fees and expenses	1,712	2,777	2,206	1,153	83
Consulting fees	1,195	1,218	1,208	1,186	1,165
Custodian fees	886	745	660	534	674
Pricing fees	324	324	306	249	245
Other	1,720	2,120	1,878	1,596	1,311
	188,870	289,868	253,219	153,231	48,098
Less:
Expenses reimbursed	(37,781)	(26,908)	(22,671)	(27,534)	(39,484)
Total operating expenses	151,089	262,960	230,548	125,697	8,614
NET INVESTMENT INCOME (LOSS)	200,022	110,291	(146,876)	(117,312)	(8,112)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	755,680	1,319,127	(42,000)	(28,035)	(62,941)
Sale of unaffiliated investments	(115,145)	(139,419)	(296,137)	(233,982)	(36,619)
Net realized gain (loss)	640,535	1,179,708	(338,137)	(262,017)	(99,560)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(10,031,427)	(18,928,495)	(15,733,398)	(8,431,393)	(658,037)
Unaffiliated investments	(8,989,961)	(17,183,201)	(14,392,852)	(7,566,281)	(612,430)
Net change in unrealized appreciation (depreciation)	(19,021,388)	(36,111,696)	(30,126,250)	(15,997,674)	(1,270,467)
NET REALIZED AND UNREALIZED LOSS	(18,380,853)	(34,931,988)	(30,464,387)	(16,259,691)	(1,370,027)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,180,831)	$(34,821,697)	$(30,611,263)	$(16,377,003)	$(1,378,139)
See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Target Date Funds
Statements of Changes in Net Assets
	LVIP T. Rowe Price 2020 Fund		LVIP T. Rowe Price 2030 Fund		LVIP T. Rowe Price 2040 Fund
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 200,022	$ 2,043,495	$ 110,291	$ 2,431,378	$ (146,876)	$ 1,522,891
Net realized gain (loss)	640,535	10,305,378	1,179,708	11,976,830	(338,137)	8,027,415
Net change in unrealized appreciation (depreciation)	(19,021,388)	(330,331)	(36,111,696)	9,662,960	(30,126,250)	13,314,081
Net increase (decrease) in net assets resulting from operations	(18,180,831)	12,018,542	(34,821,697)	24,071,168	(30,611,263)	22,864,387
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(5,375,008)	—	(5,456,341)	—	(4,236,827)
Service Class	—	(1,003,202)	—	(1,200,478)	—	(1,503,181)
	—	(6,378,210)	—	(6,656,819)	—	(5,740,008)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,822,792	13,683,698	30,921,517	32,019,322	8,526,732	15,788,531
Service Class	386,875	2,068,958	1,459,037	2,797,742	1,538,898	2,205,543
Reinvestment of dividends and distributions:
Standard Class	—	5,375,008	—	5,456,341	—	4,236,827
Service Class	—	1,003,202	—	1,200,478	—	1,503,181
	10,209,667	22,130,866	32,380,554	41,473,883	10,065,630	23,734,082
Cost of shares redeemed:
Standard Class	(14,202,075)	(27,386,461)	(33,026,283)	(37,973,880)	(8,376,668)	(20,917,590)
Service Class	(1,556,458)	(5,115,479)	(1,382,756)	(3,951,172)	(1,347,960)	(3,023,991)
	(15,758,533)	(32,501,940)	(34,409,039)	(41,925,052)	(9,724,628)	(23,941,581)
Increase (decrease) in net assets derived from capital share transactions	(5,548,866)	(10,371,074)	(2,028,485)	(451,169)	341,002	(207,499)
NET INCREASE (DECREASE) IN NET ASSETS	(23,729,697)	(4,730,742)	(36,850,182)	16,963,180	(30,270,261)	16,916,880
NET ASSETS:
Beginning of period	120,713,035	125,443,777	196,126,131	179,162,951	156,315,497	139,398,617
End of period	$ 96,983,338	$120,713,035	$159,275,949	$196,126,131	$126,045,236	$156,315,497
See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Target Date Funds
Statements of Changes in Net Assets (continued)
	LVIP T. Rowe Price 2050 Fund		LVIP T. Rowe Price 2060 Fund
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (117,312)	$ 744,125	$ (8,112)	$ 53,486
Net realized gain (loss)	(262,017)	4,036,334	(99,560)	174,393
Net change in unrealized appreciation (depreciation)	(15,997,674)	7,724,166	(1,270,467)	190,702
Net increase (decrease) in net assets resulting from operations	(16,377,003)	12,504,625	(1,378,139)	418,581
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,198,923)	—	(168,121)
Service Class	—	(860,515)	—	(15,489)
	—	(3,059,438)	—	(183,610)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,767,827	10,605,801	3,259,915	4,810,591
Service Class	754,668	1,634,215	167,517	214,972
Reinvestment of dividends and distributions:
Standard Class	—	2,198,923	—	168,121
Service Class	—	860,515	—	15,489
	7,522,495	15,299,454	3,427,432	5,209,173
Cost of shares redeemed:
Standard Class	(6,399,826)	(11,410,632)	(791,837)	(912,908)
Service Class	(749,198)	(1,665,086)	(14)	(79,672)
	(7,149,024)	(13,075,718)	(791,851)	(992,580)
Increase (decrease) in net assets derived from capital share transactions	373,471	2,223,736	2,635,581	4,216,593
NET INCREASE (DECREASE) IN NET ASSETS	(16,003,532)	11,668,923	1,257,442	4,451,564
NET ASSETS:
Beginning of period	81,676,705	70,007,782	5,599,544	1,147,980
End of period	$ 65,673,173	$ 81,676,705	$ 6,856,986	$5,599,544
See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price 2020 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2020 Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18 [2]	12/31/17
Net asset value, beginning of period	$ 11.391	$ 10.897	$ 10.050	$ 10.458	$ 11.910	$ 11.206
Income (loss) from investment operations:
Net investment income[3]	0.022	0.195	0.146	0.210	0.202	0.207
Net realized and unrealized gain (loss)	(1.784)	0.917	1.165	1.681	(0.826)	1.129
Total from investment operations	(1.762)	1.112	1.311	1.891	(0.624)	1.336
Less dividends and distributions from:
Net investment income	—	(0.339)	(0.246)	(0.293)	(0.218)	(0.231)
Net realized gain	—	(0.279)	(0.218)	(2.006)	(0.610)	(0.401)
Total dividends and distributions	—	(0.618)	(0.464)	(2.299)	(0.828)	(0.632)
Net asset value, end of period	$ 9.629	$ 11.391	$ 10.897	$ 10.050	$ 10.458	$ 11.910
Total return[4]	(15.51%)	10.23%	13.27%	18.93%	(5.58%)	12.03%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 81,016	$100,543	$104,187	$ 99,074	$ 90,847	$105,395
Ratio of expenses to average net assets[5]	0.24%	0.24%	0.24%	0.24%	0.25%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.31%	0.30%	0.31%	0.32%	0.36%	0.34%
Ratio of net investment income to average net assets	0.41% [6]	1.69%	1.46%	1.92%	1.72%	1.76%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.34% [6]	1.63%	1.39%	1.84%	1.61%	1.72%
Portfolio turnover	7%	8%	24%	16%	71%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–14

LVIP T. Rowe Price 2020 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2020 Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18 [2]	12/31/17
Net asset value, beginning of period	$ 11.382	$ 10.889	$ 10.045	$ 10.456	$ 11.906	$ 11.204
Income (loss) from investment operations:
Net investment income[3]	0.009	0.166	0.121	0.182	0.172	0.178
Net realized and unrealized gain (loss)	(1.782)	0.916	1.162	1.680	(0.824)	1.126
Total from investment operations	(1.773)	1.082	1.283	1.862	(0.652)	1.304
Less dividends and distributions from:
Net investment income	—	(0.310)	(0.221)	(0.267)	(0.188)	(0.201)
Net realized gain	—	(0.279)	(0.218)	(2.006)	(0.610)	(0.401)
Total dividends and distributions	—	(0.589)	(0.439)	(2.273)	(0.798)	(0.602)
Net asset value, end of period	$ 9.609	$ 11.382	$ 10.889	$ 10.045	$ 10.456	$ 11.906
Total return[4]	(15.61%)	9.95%	12.99%	18.64%	(5.82%)	11.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 15,967	$20,170	$ 21,256	$ 20,393	$ 20,132	$ 24,795
Ratio of expenses to average net assets[5]	0.49%	0.49%	0.49%	0.49%	0.50%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.56%	0.55%	0.56%	0.57%	0.61%	0.59%
Ratio of net investment income to average net assets	0.16% [6]	1.44%	1.21%	1.67%	1.47%	1.51%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.09% [6]	1.38%	1.14%	1.59%	1.36%	1.47%
Portfolio turnover	7%	8%	24%	16%	71%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–15

LVIP T. Rowe Price 2030 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2030 Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18 [2]	12/31/17
Net asset value, beginning of period	$ 13.145	$ 11.978	$ 10.788	$ 10.447	$ 11.841	$ 10.851
Income (loss) from investment operations:
Net investment income[3]	0.010	0.170	0.145	0.200	0.189	0.204
Net realized and unrealized gain (loss)	(2.345)	1.457	1.477	2.026	(1.062)	1.250
Total from investment operations	(2.335)	1.627	1.622	2.226	(0.873)	1.454
Less dividends and distributions from:
Net investment income	—	(0.299)	(0.241)	(0.263)	(0.204)	(0.231)
Net realized gain	—	(0.161)	(0.191)	(1.622)	(0.317)	(0.233)
Total dividends and distributions	—	(0.460)	(0.432)	(1.885)	(0.521)	(0.464)
Net asset value, end of period	$ 10.810	$ 13.145	$ 11.978	$ 10.788	$ 10.447	$ 11.841
Total return[4]	(17.79%)	13.60%	15.25%	22.15%	(7.59%)	13.47%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 128,461	$158,690	$145,103	$133,104	$112,819	$131,624
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.25%	0.25%	0.25%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.28%	0.27%	0.29%	0.30%	0.35%	0.33%
Ratio of net investment income to average net assets	0.17% [6]	1.32%	1.36%	1.78%	1.63%	1.77%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.14% [6]	1.30%	1.32%	1.73%	1.53%	1.74%
Portfolio turnover	6%	13%	22%	12%	67%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–16

LVIP T. Rowe Price 2030 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2030 Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18 [2]	12/31/17
Net asset value, beginning of period	$ 13.133	$ 11.969	$ 10.783	$ 10.447	$ 11.838	$ 10.849
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.005)	0.138	0.119	0.172	0.160	0.175
Net realized and unrealized gain (loss)	(2.341)	1.454	1.472	2.023	(1.059)	1.249
Total from investment operations	(2.346)	1.592	1.591	2.195	(0.899)	1.424
Less dividends and distributions from:
Net investment income	—	(0.267)	(0.214)	(0.237)	(0.175)	(0.202)
Net realized gain	—	(0.161)	(0.191)	(1.622)	(0.317)	(0.233)
Total dividends and distributions	—	(0.428)	(0.405)	(1.859)	(0.492)	(0.435)
Net asset value, end of period	$ 10.787	$ 13.133	$ 11.969	$ 10.783	$ 10.447	$ 11.838
Total return[4]	(17.89%)	13.31%	14.97%	21.84%	(7.82%)	13.19%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 30,815	$ 37,437	$ 34,060	$ 30,392	$ 26,121	$ 29,277
Ratio of expenses to average net assets[5]	0.50%	0.50%	0.50%	0.50%	0.50%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.53%	0.52%	0.54%	0.55%	0.60%	0.58%
Ratio of net investment income (loss) to average net assets	(0.08%) [6]	1.07%	1.11%	1.53%	1.38%	1.52%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.11%) [6]	1.05%	1.07%	1.48%	1.28%	1.49%
Portfolio turnover	6%	13%	22%	12%	67%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–17

LVIP T. Rowe Price 2040 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2040 Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18 [2]	12/31/17
Net asset value, beginning of period	$ 13.056	$ 11.595	$ 10.290	$ 9.851	$ 11.399	$ 10.337
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.008)	0.139	0.124	0.176	0.167	0.200
Net realized and unrealized gain (loss)	(2.537)	1.822	1.562	2.131	(1.122)	1.304
Total from investment operations	(2.545)	1.961	1.686	2.307	(0.955)	1.504
Less dividends and distributions from:
Net investment income	—	(0.337)	(0.217)	(0.227)	(0.179)	(0.225)
Net realized gain	—	(0.163)	(0.164)	(1.641)	(0.414)	(0.217)
Total dividends and distributions	—	(0.500)	(0.381)	(1.868)	(0.593)	(0.442)
Net asset value, end of period	$ 10.511	$ 13.056	$ 11.595	$ 10.290	$ 9.851	$ 11.399
Total return[4]	(19.50%)	16.93%	16.62%	24.44%	(8.72%)	14.63%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 91,498	$113,550	$102,012	$ 92,296	$ 76,482	$ 87,523
Ratio of expenses to average net assets[5]	0.26%	0.26%	0.26%	0.26%	0.26%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.29%	0.28%	0.31%	0.32%	0.37%	0.36%
Ratio of net investment income (loss) to average net assets	(0.14%) [6]	1.09%	1.22%	1.65%	1.50%	1.81%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.17%) [6]	1.07%	1.17%	1.59%	1.39%	1.75%
Portfolio turnover	4%	13%	14%	10%	65%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–18

LVIP T. Rowe Price 2040 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2040 Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18 [2]	12/31/17
Net asset value, beginning of period	$ 13.004	$ 11.552	$ 10.256	$ 9.828	$ 11.372	$ 10.315
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.023)	0.107	0.098	0.149	0.139	0.172
Net realized and unrealized gain (loss)	(2.525)	1.813	1.553	2.123	(1.117)	1.300
Total from investment operations	(2.548)	1.920	1.651	2.272	(0.978)	1.472
Less dividends and distributions from:
Net investment income	—	(0.305)	(0.191)	(0.203)	(0.152)	(0.198)
Net realized gain	—	(0.163)	(0.164)	(1.641)	(0.414)	(0.217)
Total dividends and distributions	—	(0.468)	(0.355)	(1.844)	(0.566)	(0.415)
Net asset value, end of period	$ 10.456	$ 13.004	$ 11.552	$ 10.256	$ 9.828	$ 11.372
Total return[4]	(19.60%)	16.64%	16.34%	24.13%	(8.95%)	14.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 34,547	$ 42,766	$ 37,387	$ 31,866	$ 25,678	$ 28,249
Ratio of expenses to average net assets[5]	0.51%	0.51%	0.51%	0.51%	0.51%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.54%	0.53%	0.56%	0.57%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets	(0.39%) [6]	0.84%	0.97%	1.40%	1.25%	1.56%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.42%) [6]	0.82%	0.92%	1.34%	1.14%	1.50%
Portfolio turnover	4%	13%	14%	10%	65%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–19

LVIP T. Rowe Price 2050 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2050 Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18 [2]	12/31/17
Net asset value, beginning of period	$ 13.894	$ 12.238	$ 10.838	$ 9.705	$ 10.912	$ 9.514
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.015)	0.140	0.129	0.179	0.168	0.187
Net realized and unrealized gain (loss)	(2.759)	2.061	1.674	2.196	(1.093)	1.440
Total from investment operations	(2.774)	2.201	1.803	2.375	(0.925)	1.627
Less dividends and distributions from:
Net investment income	—	(0.361)	(0.223)	(0.218)	(0.186)	(0.213)
Net realized gain	—	(0.184)	(0.180)	(1.024)	(0.096)	(0.016)
Total dividends and distributions	—	(0.545)	(0.403)	(1.242)	(0.282)	(0.229)
Net asset value, end of period	$ 11.120	$ 13.894	$ 12.238	$ 10.838	$ 9.705	$ 10.912
Total return[4]	(19.97%)	18.01%	16.89%	25.15%	(8.47%)	17.11%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 46,592	$ 57,815	$ 49,732	$ 42,023	$ 31,731	$ 33,407
Ratio of expenses to average net assets[5]	0.27%	0.27%	0.27%	0.27%	0.27%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.35%	0.33%	0.38%	0.40%	0.46%	0.47%
Ratio of net investment income (loss) to average net assets	(0.25%) [6]	1.03%	1.21%	1.66%	1.54%	1.80%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.33%) [6]	0.97%	1.10%	1.53%	1.35%	1.63%
Portfolio turnover	5%	12%	19%	6%	62%	34%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–20

LVIP T. Rowe Price 2050 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2050 Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18 [2]	12/31/17
Net asset value, beginning of period	$ 13.827	$ 12.184	$ 10.796	$ 9.681	$ 10.884	$ 9.491
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.031)	0.105	0.102	0.152	0.140	0.161
Net realized and unrealized gain (loss)	(2.744)	2.049	1.663	2.181	(1.086)	1.435
Total from investment operations	(2.775)	2.154	1.765	2.333	(0.946)	1.596
Less dividends and distributions from:
Net investment income	—	(0.327)	(0.197)	(0.194)	(0.161)	(0.187)
Net realized gain	—	(0.184)	(0.180)	(1.024)	(0.096)	(0.016)
Total dividends and distributions	—	(0.511)	(0.377)	(1.218)	(0.257)	(0.203)
Net asset value, end of period	$ 11.052	$ 13.827	$ 12.184	$ 10.796	$ 9.681	$ 10.884
Total return[4]	(20.07%)	17.70%	16.61%	24.77%	(8.70%)	16.82%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 19,081	$ 23,862	$ 20,276	$ 16,671	$ 11,952	$ 11,498
Ratio of expenses to average net assets[5]	0.52%	0.52%	0.52%	0.52%	0.52%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.60%	0.58%	0.63%	0.65%	0.71%	0.72%
Ratio of net investment income (loss) to average net assets	(0.50%) [6]	0.78%	0.96%	1.41%	1.29%	1.55%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.58%) [6]	0.72%	0.85%	1.28%	1.10%	1.38%
Portfolio turnover	5%	12%	19%	6%	62%	34%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–21

LVIP T. Rowe Price 2060 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2060 Fund Standard Class
	Six Months Ended 6/30/22[2] (unaudited)	Year Ended 12/31/21	5/1/20 [1] to 12/31/20

Net asset value, beginning of period	$ 15.026	$ 13.123	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.017)	0.267	0.190
Net realized and unrealized gain (loss)	(2.977)	2.186	3.215
Total from investment operations	(2.994)	2.453	3.405
Less dividends and distributions from:
Net investment income	—	(0.338)	(0.236)
Net realized gain	—	(0.212)	(0.046)
Total dividends and distributions	—	(0.550)	(0.282)
Net asset value, end of period	$ 12.032	$ 15.026	$ 13.123
Total return[4]	(19.93%)	18.69%	34.06%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 6,330	$ 5,127	$ 871
Ratio of expenses to average net assets[5]	0.27%	0.27%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.61%	2.81%	12.80%
Ratio of net investment income (loss) to average net assets	(0.25%) [6]	1.80%	2.42%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.59%) [6]	(0.74%)	(10.11%)
Portfolio turnover	49%	25%	22%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–22

LVIP T. Rowe Price 2060 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2060 Fund Service Class
	Six Months Ended 6/30/22[2] (unaudited)	Year Ended 12/31/21	5/1/20 [1] to 12/31/20

Net asset value, beginning of period	$ 15.010	$ 13.116	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.033)	0.227	0.169
Net realized and unrealized gain (loss)	(2.973)	2.186	3.213
Total from investment operations	(3.006)	2.413	3.382
Less dividends and distributions from:
Net investment income	—	(0.307)	(0.220)
Net realized gain	—	(0.212)	(0.046)
Total dividends and distributions	—	(0.519)	(0.266)
Net asset value, end of period	$ 12.004	$ 15.010	$ 13.116
Total return[4]	(20.03%)	18.39%	33.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 527	$ 473	$ 277
Ratio of expenses to average net assets[5]	0.52%	0.52%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.86%	3.06%	13.05%
Ratio of net investment income (loss) to average net assets	(0.50%) [6]	1.55%	2.17%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.84%) [6]	(0.99%)	(10.36%)
Portfolio turnover	49%	25%	22%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–23

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price 2020 Fund, LVIP T. Rowe Price 2030 Fund, LVIP T. Rowe Price 2040 Fund, LVIP T. Rowe Price 2050 Fund and LVIP T. Rowe Price 2060 Fund (each, a Fund, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment companies, the Funds may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Funds are T. Rowe Price target date funds which are designed for investors planning to retire close to the year indicated in the name of the Fund.
Each Fund’s investment objective is to seek the highest total return over time consistent with an emphasis on both capital growth and income.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2022, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP T. Rowe Price Target Date Funds–24

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.19% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
LIAC has contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Funds fees and expenses) exceed the following percentages of average daily net assets for each Fund. The reimbursement is accrued daily and received monthly.
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Standard Class	0.24%	0.25%	0.26%	0.27%	0.27%
Service Class	0.49%	0.50%	0.51%	0.52%	0.52%
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2022, LIAC has not recouped any previously reimbursed expenses of the Funds.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
			Expiration Date
	2022	2023	2024	Total
LVIP T. Rowe Price 2020 Fund	$49,172	$81,330	$68,308	$ 198,810
LVIP T. Rowe Price 2030 Fund	$37,536	$65,019	$43,934	$ 146,489
LVIP T. Rowe Price 2040 Fund	$38,458	$59,745	$36,937	$ 135,140
LVIP T. Rowe Price 2050 Fund	$43,954	$66,070	$49,806	$ 159,830
LVIP T. Rowe Price 2060 Fund	$ —	$69,558	$76,917	$ 146,475
T. Rowe Price Associates, Inc. is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Funds, pays T. Rowe Price Associates, Inc. a fee based on each Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Administrative	$3,703	$6,050	$4,814	$2,514	$190
Legal	661	1,080	859	449	34
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP T. Rowe Price Target Date Funds–25

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2022, these fees were as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Printing and mailing	$286	$563	$584	$437	$—
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2022, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Expense reimbursement receivable due from LIAC	$ 7,472	$ 5,747	$ 5,025	$ 5,699	$7,476
Management fees payable to LIAC	15,490	25,747	20,357	10,591	1,032
Distribution fees payable to LFD	3,345	6,471	7,300	4,050	109
Printing and mailing fees payable to Lincoln Life	412	676	584	437	457
Shareholder servicing fees payable to Lincoln Life	2,364	3,930	3,107	1,617	157
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
LVIP T. Rowe Price Target Date Funds–26

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2022, were as follows:
LVIP T. Rowe Price 2020 Fund
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-47.10%@
Equity Funds-20.24%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 2,520,676	$ —	$ 175,000	$ 30,229	$ (492,054)	$ 1,883,851	154,693	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	20,366,108	2,100,000	2,530,001	973,803	(4,889,657)	16,020,253	666,040	—	—
✧✧LVIP SSGA Small-Cap Index Fund	2,255,866	—	—	—	(532,037)	1,723,829	56,914	—	—
Fixed Income Funds-19.64%@
×,**T. Rowe Price Limited Duration Inflation Focused Bond Fund	13,857,026	—	2,455,000	(20,175)	(257,135)	—	—	—	—
✧✧LVIP SSGA Bond Index Fund	24,557,988	200,000	3,250,000	(421,097)	(2,038,681)	19,048,210	1,842,721	—	—
International Equity Fund-7.22%@
✧✧LVIP SSGA International Index Fund	9,154,370	800,000	1,325,000	192,920	(1,821,863)	7,000,427	772,760	—	—
Total	$ 72,712,034	$ 3,100,000	$ 9,735,001	$ 755,680	$(10,031,427)	$ 45,676,570		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
× Issuer is no longer an affiliate of the Fund at June 30, 2022.
** Institutional Class shares.
LVIP T. Rowe Price Target Date Funds–27

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP T. Rowe Price 2030 Fund
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-51.61%@
Equity Funds-27.64%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 5,435,201	$ —	$ —	$ —	$ (1,071,129)	$ 4,364,072	358,357	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	45,995,717	2,135,000	3,450,001	1,675,222	(10,511,805)	35,844,133	1,490,215	—	—
✧✧LVIP SSGA Small-Cap Index Fund	4,997,954	—	—	—	(1,178,748)	3,819,206	126,096	—	—
Fixed Income Fund-14.11%@
✧✧LVIP SSGA Bond Index Fund	26,349,512	1,515,000	2,620,000	(388,367)	(2,388,111)	22,468,034	2,173,555	—	—
International Equity Fund-9.86%@
✧✧LVIP SSGA International Index Fund	20,229,514	—	775,000	32,272	(3,778,702)	15,708,084	1,733,975	—	—
Total	$103,007,898	$ 3,650,000	$ 6,845,001	$ 1,319,127	$ (18,928,495)	$ 82,203,529		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2040 Fund
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-51.70%@
Equity Funds-35.04%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 5,532,479	$ —	$ 250,000	$ 6,142	$ (1,049,389)	$ 4,239,232	348,106	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	45,989,076	—	1,049,999	27,414	(9,060,573)	35,905,918	1,492,783	—	—
✧✧LVIP SSGA Small-Cap Index Fund	5,260,956	—	—	—	(1,240,776)	4,020,180	132,732	—	—
Fixed Income Fund-4.00%@
✧✧LVIP SSGA Bond Index Fund	6,260,747	—	575,000	(21,791)	(620,106)	5,043,850	487,941	—	—
International Equity Fund-12.66%@
✧✧LVIP SSGA International Index Fund	19,917,815	400,000	550,000	(53,765)	(3,762,554)	15,951,496	1,760,845	—	—
Total	$ 82,961,073	$ 400,000	$ 2,424,999	$ (42,000)	$(15,733,398)	$ 65,160,676		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
LVIP T. Rowe Price Target Date Funds–28

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP T. Rowe Price 2050 Fund
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-51.67%@
Equity Funds-37.47%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 3,022,535	$ 25,000	$ 150,000	$ 10,878	$ (582,739)	$ 2,325,674	190,973	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	25,299,573	770,000	950,000	5,793	(5,024,494)	20,100,872	835,691	—	—
✧✧LVIP SSGA Small-Cap Index Fund	2,857,474	—	—	—	(673,924)	2,183,550	72,093	—	—
Fixed Income Fund-0.79%@
✧✧LVIP SSGA Bond Index Fund	788,568	—	200,000	(2,447)	(69,583)	516,538	49,970	—	—
International Equity Fund-13.41%@
✧✧LVIP SSGA International Index Fund	11,028,878	200,000	299,999	(42,259)	(2,080,653)	8,805,967	972,068	—	—
Total	$ 42,997,028	$ 995,000	$1,599,999	$ (28,035)	$ (8,431,393)	$ 33,932,601		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2060 Fund
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-52.60%@
Equity Funds-38.42%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 199,528	$ 109,500	$ 15,000	$ (2,199)	$ (46,725)	$ 245,104	20,127	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	1,742,371	1,130,000	290,000	(33,010)	(393,851)	2,155,510	89,615	—	—
✧✧LVIP SSGA Small-Cap Index Fund	198,991	107,500	15,000	(3,214)	(54,643)	233,634	7,714	—	—
Fixed Income Fund-0.58%@
✧✧LVIP SSGA Bond Index Fund	33,373	10,000	—	—	(3,597)	39,776	3,848	—	—
International Equity Fund-13.60%@
✧✧LVIP SSGA International Index Fund	765,403	481,000	130,000	(24,518)	(159,221)	932,664	102,954	—	—
Total	$ 2,939,666	$ 1,838,000	$ 450,000	$ (62,941)	$ (658,037)	$ 3,606,688		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
LVIP T. Rowe Price Target Date Funds–29

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Purchases	$ 7,441,187	$10,824,417	$6,001,650	$3,834,411	$5,638,522
Sales	13,860,000	11,345,000	6,475,000	4,205,000	2,982,158
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Cost of investments	$83,666,808	$133,015,570	$97,477,225	$55,073,560	$7,760,143
Aggregate unrealized appreciation of investments	$17,804,862	$ 35,418,778	$33,052,205	$12,543,510	$ —
Aggregate unrealized depreciation of investments	(4,451,129)	(8,116,332)	(4,322,623)	(1,965,083)	(869,169)
Net Unrealized Appreciation (Depreciation) of investments	$13,353,733	$ 27,302,446	$28,729,582	$10,578,427	$ (869,169)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP T. Rowe Price Target Date Funds–30

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2022:
Level 1	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Investments:
Assets:
Affiliated Investment Companies	$45,676,570	$ 82,203,529	$ 65,160,676	$33,932,601	$3,606,688
Unaffiliated Investment Companies	51,343,970	78,114,487	61,046,131	31,799,219	3,284,286
Total Investments	$97,020,540	$160,318,016	$126,206,807	$65,731,820	$6,890,974
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP T. Rowe Price 2020 Fund		LVIP T. Rowe Price 2030 Fund		LVIP T. Rowe Price 2040 Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/22	12/31/21	6/30/22	12/31/21	6/30/22	12/31/21
Shares sold:
Standard Class	937,693	1,198,901	2,511,889	2,475,814	732,438	1,230,666
Service Class	37,086	179,824	122,120	220,151	130,365	173,814
Shares reinvested:
Standard Class	—	467,406	—	413,609	—	323,636
Service Class	—	87,345	—	91,108	—	115,320
	974,779	1,933,476	2,634,009	3,200,682	862,803	1,843,436
Shares redeemed:
Standard Class	(1,350,656)	(2,400,862)	(2,701,361)	(2,930,886)	(724,631)	(1,654,743)
Service Class	(147,608)	(447,203)	(116,110)	(306,419)	(115,055)	(236,700)
	(1,498,264)	(2,848,065)	(2,817,471)	(3,237,305)	(839,686)	(1,891,443)
Net increase (decrease)	(523,485)	(914,589)	(183,462)	(36,623)	23,117	(48,007)

	LVIP T. Rowe Price 2050 Fund		LVIP T. Rowe Price 2060 Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/22	12/31/21	6/30/22	12/31/21
Shares sold:
Standard Class	540,614	783,715	244,473	324,473
Service Class	61,326	122,205	12,418	14,631
Shares reinvested:
Standard Class	—	157,914	—	11,166
Service Class	—	62,120	—	1,030
	601,940	1,125,954	256,891	351,300
Shares redeemed:
Standard Class	(511,650)	(844,144)	(59,588)	(60,785)
Service Class	(60,697)	(122,772)	(1)	(5,315)
	(572,347)	(966,916)	(59,589)	(66,100)
Net increase (decrease)	29,593	159,038	197,302	285,200
LVIP T. Rowe Price Target Date Funds–31

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Funds had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP T. Rowe Price Target Date Funds–32

LVIP T. Rowe Price Target Date Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP T. Rowe Price Target Date Funds–33

LVIP T. Rowe Price Growth Stock Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP T. Rowe Price Growth Stock Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Growth Stock Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$623.00	0.67%	$2.70
Service Class Shares	1,000.00	622.20	0.92%	3.70
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.50	0.67%	$3.36
Service Class Shares	1,000.00	1,020.20	0.92%	4.61

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	96.84%
Aerospace & Defense	0.84%
Air Freight & Logistics	1.05%
Automobiles	6.35%
Biotechnology	0.74%
Capital Markets	0.21%
Commercial Services & Supplies	0.37%
Diversified Telecommunication Services	0.01%
Electrical Equipment	0.66%
Electronic Equipment, Instruments & Components	1.30%
Entertainment	2.02%
Health Care Equipment & Supplies	3.36%
Health Care Providers & Services	6.15%
Hotels, Restaurants & Leisure	4.27%
Interactive Media & Services	10.87%
Internet & Direct Marketing Retail	9.35%
IT Services	8.63%
Leisure Products	0.25%
Life Sciences Tools & Services	0.67%
Metals & Mining	0.06%
Pharmaceuticals	2.05%
Professional Services	1.11%
Road & Rail	0.58%
Semiconductors & Semiconductor Equipment	5.34%
Software	22.15%
Specialty Retail	1.91%
Technology Hardware, Storage & Peripherals	5.97%
Textiles, Apparel & Luxury Goods	0.57%
Convertible Bond	0.00%
Convertible Preferred Stocks	1.51%
Money Market Fund	1.76%
Total Investments	100.11%
Liabilities Net of Receivables and Other Assets	(0.11%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft Corp.	10.57%
Amazon.com, Inc.	8.29%
Apple, Inc.	5.97%
Alphabet, Inc. Class A	4.36%
Alphabet, Inc. Class C	4.04%
UnitedHealth Group, Inc.	3.95%
Rivian Automotive, Inc. Class A	2.88%
Visa, Inc. Class A	2.69%
Intuit, Inc.	2.42%
Tesla, Inc.	2.39%
Total	47.56%

IT–Information Technology

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–96.84%
Aerospace & Defense–0.84%
Airbus SE	118,924	$ 11,631,939
		11,631,939
Air Freight & Logistics–1.05%
FedEx Corp.	64,042	14,518,962
		14,518,962
Automobiles–6.35%
Ferrari NV	81,268	14,911,053
†Rivian Automotive, Inc. Class A	1,549,876	39,893,808
†Tesla, Inc.	49,003	32,999,600
		87,804,461
Biotechnology–0.74%
†Argenx SE ADR	26,998	10,229,002
		10,229,002
Capital Markets–0.21%
MarketAxess Holdings, Inc.	11,583	2,965,364
		2,965,364
Commercial Services & Supplies–0.37%
†Aurora Innovation, Inc.	173,780	331,920
Cintas Corp.	12,743	4,759,893
		5,091,813
Diversified Telecommunication Services–0.01%
=†πMagic Leap, Inc. Class A	4,690	90,057
		90,057
Electrical Equipment–0.66%
†Generac Holdings, Inc.	43,659	9,193,712
		9,193,712
Electronic Equipment, Instruments & Components–1.30%
†Teledyne Technologies, Inc.	47,890	17,964,018
		17,964,018
Entertainment–2.02%
†Netflix, Inc.	48,014	8,396,208
†Sea Ltd.ADR	158,952	10,627,531
†Spotify Technology SA	95,111	8,924,265
		27,948,004
Health Care Equipment & Supplies–3.36%
†Align Technology, Inc.	29,796	7,051,819
†Insulet Corp.	20,903	4,555,600
†Intuitive Surgical, Inc.	100,048	20,080,634
Stryker Corp.	73,884	14,697,744
		46,385,797
Health Care Providers & Services–6.15%
Cigna Corp.	45,024	11,864,725
HCA Healthcare, Inc.	28,454	4,781,979
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Humana, Inc.	29,476	$ 13,796,831
UnitedHealth Group, Inc.	106,279	54,588,083
		85,031,618
Hotels, Restaurants & Leisure–4.27%
†Airbnb, Inc. Class A	50,457	4,494,709
†Booking Holdings, Inc.	6,168	10,787,770
†Chipotle Mexican Grill, Inc.	13,523	17,678,077
†Expedia Group, Inc.	87,506	8,298,194
†Las Vegas Sands Corp.	271,030	9,103,898
†Wynn Resorts Ltd.	152,167	8,670,476
		59,033,124
Interactive Media & Services–10.87%
†Alphabet, Inc. Class A	27,679	60,319,738
†Alphabet, Inc. Class C	25,533	55,852,161
†Match Group, Inc.	134,299	9,359,297
†Meta Platforms, Inc. Class A	92,849	14,971,901
†Snap, Inc. Class A	744,691	9,777,793
		150,280,890
Internet & Direct Marketing Retail–9.35%
†Amazon.com, Inc.	1,078,380	114,534,740
†Coupang, Inc.	435,769	5,556,055
†DoorDash, Inc. Class A	129,026	8,279,598
=†πInstacart/Maplebear, Inc.	11,443	819,204
=†πInstacart/Maplebear, Inc. Non Voting	598	42,811
		129,232,408
IT Services–8.63%
†Block, Inc.	81,803	5,101,783
†Block, Inc.	34,454	2,117,543
†Fiserv, Inc.	201,162	17,897,383
Global Payments, Inc.	73,683	8,152,287
Mastercard, Inc. Class A	102,808	32,433,868
†MongoDB, Inc.	28,903	7,500,328
†Snowflake, Inc. Class A	46,821	6,510,928
†Twilio, Inc. Class A	29,765	2,494,605
Visa, Inc. Class A	188,554	37,124,397
		119,333,122
Leisure Products–0.25%
†Peloton Interactive, Inc. Class A	380,448	3,492,513
		3,492,513
Life Sciences Tools & Services–0.67%
†Avantor, Inc.	296,167	9,210,794
		9,210,794
LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.06%
=†πCelonis SE	2,137	$ 790,241
		790,241
Pharmaceuticals–2.05%
AstraZeneca PLC ADR	73,572	4,860,902
Eli Lilly & Co.	72,204	23,410,703
		28,271,605
Professional Services–1.11%
TransUnion	132,696	10,614,353
Verisk Analytics, Inc.	27,109	4,692,297
		15,306,650
Road & Rail–0.58%
Old Dominion Freight Line, Inc.	31,421	8,052,574
		8,052,574
Semiconductors & Semiconductor Equipment–5.34%
†Advanced Micro Devices, Inc.	231,698	17,717,946
ASML Holding NV	53,259	25,344,893
NVIDIA Corp.	202,752	30,735,176
		73,798,015
Software–22.15%
=†πANT International Co. Ltd. Class C	1,100,002	2,167,004
†Atlassian Corp. PLC Class A	51,046	9,566,020
†Bill.com Holdings, Inc.	36,156	3,974,991
†Black Knight, Inc.	206,035	13,472,629
=†πCanva, Inc.	875	835,581
†Ceridian HCM Holding, Inc.	91,733	4,318,790
†Datadog, Inc. Class A	55,224	5,259,534
=†πEpic Games, Inc.	6,864	6,383,520
†HashiCorp, Inc. Class A	31,518	927,890
Intuit, Inc.	86,750	33,436,920
Microsoft Corp.	569,027	146,143,204
Roper Technologies, Inc.	35,028	13,823,800
†Salesforce, Inc.	160,769	26,533,316
†SentinelOne, Inc. Class A	252,227	5,884,456
†ServiceNow, Inc.	53,703	25,536,851
=†πStripe, Inc. Class B	40,238	927,083
†Trade Desk, Inc. Class A	165,716	6,941,843
		306,133,432
Specialty Retail–1.91%
†Carvana Co.	76,195	1,720,483
†Floor & Decor Holdings, Inc. Class A	51,800	3,261,328
Ross Stores, Inc.	304,761	21,403,365
		26,385,176
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–5.97%
Apple, Inc.	603,991	$ 82,577,649
		82,577,649
Textiles, Apparel & Luxury Goods–0.57%
†Lululemon Athletica, Inc.	28,675	7,817,092
		7,817,092
Total Common Stock (Cost $911,990,988)		1,338,570,032
CONVERTIBLE PREFERRED STOCKS–1.51%
=†πCanva, Inc. Series A	52	49,657
=†πCanva, Inc. Series A-3	18	17,189
=†πCanva, Inc. Series A-4	3	2,865
=†πCelonis SE Series D	5,578	2,062,689
=†πFormagrid, Inc. Series F	10,238	1,544,505
=†πGM Cruise Holdings LLC Class F	126,000	2,353,680
=†πGM Cruise Holdings LLC Class G	70,430	1,315,632
=†πInstacart/Maplebear, Inc. Series A	1,767	126,500
=†πInstacart/Maplebear, Inc. Series G	23,366	1,672,772
=†πInstacart/Maplebear, Inc. Series I	3,541	253,500
=†πNuro, Inc. Series C	189,324	3,946,591
=†πNuro, Inc. Series D	41,493	864,951
=†πRappi, Inc. Series E	36,866	1,899,705
=†πRedwood Materials, Inc. Series C	40,061	2,089,181
=†πSila Nano Ser FWTC Series F	35,141	1,095,345
=†πWaymo LLC Series A-2	17,257	1,582,847
Total Convertible Preferred Stocks (Cost $20,304,296)		20,877,609
CONVERTIBLE BOND–0.00%
Commercial Services & Supplies–0.00%
=πRedwood Materials, Inc., exercise price $0.01 expiration date 9/24/23	93,645	93,645
		93,645
Total Convertible Bond (Cost $93,645)		93,645

MONEY MARKET FUND–1.76%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	24,299,957	24,299,957
Total Money Market Fund (Cost $24,299,957)		24,299,957

LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–100.11% (Cost $956,688,886)	$1,383,841,243
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(1,588,998)
NET ASSETS APPLICABLE TO 30,929,410 SHARES OUTSTANDING–100.00%	$1,382,252,245
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE GROWTH STOCK FUND STANDARD CLASS ($1,072,557,053 / 23,804,353 Shares)	$45.057
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE GROWTH STOCK FUND SERVICE CLASS ($309,695,192 / 7,125,057 Shares)	$43.466
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$ 729,013,075
Distributable earnings/(accumulated loss)	653,239,170
TOTAL NET ASSETS	$1,382,252,245

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2022, the aggregate value of restricted securities was $33,026,755, which represented 2.39% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
ANT International Co. Ltd. Class C	6/7/2018	$4,192,521	$2,167,004
Canva, Inc.	12/17/2021	1,491,142	835,581
Canva, Inc. Series A	12/17/2021	88,616	49,657
Canva, Inc. Series A-3	12/17/2021	30,675	17,189
Canva, Inc. Series A-4	12/17/2021	5,113	2,865
Celonis SE	6/17/2021	790,241	790,241
Celonis SE Series D	6/17/2021	2,062,688	2,062,689
Epic Games, Inc.	6/18/2020	4,521,540	6,383,520
Formagrid, Inc. Series F	12/8/2021	1,917,419	1,544,505
GM Cruise Holdings LLC Class F	5/8/2019	2,299,500	2,353,680
GM Cruise Holdings LLC Class G	1/21/2021	1,855,831	1,315,632
Instacart/Maplebear, Inc.	8/7/2020	530,199	819,204
Instacart/Maplebear, Inc. Series A	11/18/2020	107,809	126,500
Instacart/Maplebear, Inc. Series G	7/2/2020	1,123,715	1,672,772
Instacart/Maplebear, Inc. Series I	2/26/2021	442,625	253,500
Instacart/Maplebear, Inc. Non Voting	8/7/2020	27,708	42,811
Magic Leap, Inc. Class A	9/20/2021	2,280,091	90,057
Nuro, Inc. Series C	10/30/2020	2,471,549	3,946,591
Nuro, Inc. Series D	10/29/2021	864,951	864,951
Rappi, Inc. Series E	9/8/2020	2,202,598	1,899,705
Redwood Materials, Inc.	6/22/2022	93,645	93,645
Redwood Materials, Inc. Series C	5/28/2021	1,899,030	2,089,181
Sila Nano Ser FWTC Series F	1/7/2021	1,450,367	1,095,345
Stripe, Inc. Class B	12/17/2019	631,334	927,083
LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets (continued)
Restricted Securities (continued)
Investment	Date of Acquisition	Cost	Value
Waymo LLC Series A-2	5/8/2020	$ 1,481,810	$ 1,582,847
Total		$34,862,717	$33,026,755

★ Includes $1,368,185 payable for securities purchased, $319,247 payable for fund shares redeemed, $88,903 other accrued expenses payable and $826,410 due to manager and affiliates as of June 30, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
GM–Insured by Assured Guaranty Municipal Corporation
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Growth Stock Fund–6

LVIP T. Rowe Price Growth Stock Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 2,971,268
Foreign taxes withheld	(71,398)
2,899,870
EXPENSES:
Management fees	4,893,864
Distribution fees-Service Class	474,849
Shareholder servicing fees	225,751
Accounting and administration expenses	156,105
Professional fees	30,619
Trustees’ fees and expenses	25,397
Custodian fees	14,053
Reports and statements to shareholders	13,599
Pricing fees	2,131
Consulting fees	1,652
Other	20,651
5,858,671
Less:
Management fees waived	(159,293)
Total operating expenses	5,699,378
NET INVESTMENT LOSS	(2,799,508)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(11,866,255)
Foreign currencies	(11,502)
Net realized loss	(11,877,757)
Net change in unrealized appreciation (depreciation) of:
Investments	(733,073,047)
Foreign currencies	(224)
Net change in unrealized appreciation (depreciation)	(733,073,271)
NET REALIZED AND UNREALIZED LOSS	(744,951,028)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(747,750,536)
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Growth Stock Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (2,799,508)	$ (7,753,114)
Net realized gain (loss)	(11,877,757)	296,395,054
Net change in unrealized appreciation (depreciation)	(733,073,271)	71,750,643
Net increase (decrease) in net assets resulting from operations	(747,750,536)	360,392,583
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(102,409,042)
Service Class	—	(36,999,456)
	—	(139,408,498)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	376,934,330	93,137,249
Service Class	35,888,352	53,308,064
Reinvestment of dividends and distributions:
Standard Class	—	102,409,042
Service Class	—	36,999,456
	412,822,682	285,853,811
Cost of shares redeemed:
Standard Class	(97,020,405)	(410,410,157)
Service Class	(32,539,004)	(94,380,430)
	(129,559,409)	(504,790,587)
Increase (decrease) in net assets derived from capital share transactions	283,263,273	(218,936,776)
NET INCREASE (DECREASE) IN NET ASSETS	(464,487,263)	2,047,309
NET ASSETS:
Beginning of period	1,846,739,508	1,844,692,199
End of period	$1,382,252,245	$1,846,739,508
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Growth Stock Fund–7

LVIP T. Rowe Price Growth Stock Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Growth Stock Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 72.325	$ 64.603	$ 49.150	$ 39.805	$ 43.584	$ 33.206
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.083)	(0.245)	(0.114)	0.046	0.094	0.083
Net realized and unrealized gain (loss)	(27.185)	13.460	17.835	12.109	(0.084)	11.105
Total from investment operations	(27.268)	13.215	17.721	12.155	0.010	11.188
Less dividends and distributions from:
Net investment income	—	—	—	(0.034)	(0.082)	(0.095)
Net realized gain	—	(5.493)	(2.268)	(2.776)	(3.707)	(0.715)
Total dividends and distributions	—	(5.493)	(2.268)	(2.810)	(3.789)	(0.810)
Net asset value, end of period	$ 45.057	$ 72.325	$ 64.603	$ 49.150	$ 39.805	$ 43.584
Total return[3]	(37.70%)	20.47%	36.47%	31.06%	(1.12%)	33.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,072,557	$1,354,421	$1,398,314	$1,175,892	$1,000,659	$924,211
Ratio of expenses to average net assets	0.67%	0.66%	0.67%	0.67%	0.68%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.69%	0.68%	0.69%	0.69%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	(0.30%)	(0.34%)	(0.21%)	0.10%	0.21%	0.21%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.32%)	(0.36%)	(0.23%)	0.08%	0.19%	0.19%
Portfolio turnover	16%	21%	43%	31%	50%	60%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Growth Stock Fund–8

LVIP T. Rowe Price Growth Stock Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Growth Stock Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 69.858	$ 62.709	$ 47.880	$ 38.905	$ 42.736	$ 32.582
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.148)	(0.411)	(0.242)	(0.069)	(0.020)	(0.015)
Net realized and unrealized gain (loss)	(26.244)	13.053	17.339	11.820	(0.065)	10.884
Total from investment operations	(26.392)	12.642	17.097	11.751	(0.085)	10.869
Less dividends and distributions from:
Net investment income	—	—	—	—	(0.039)	—
Net realized gain	—	(5.493)	(2.268)	(2.776)	(3.707)	(0.715)
Total dividends and distributions	—	(5.493)	(2.268)	(2.776)	(3.746)	(0.715)
Net asset value, end of period	$ 43.466	$ 69.858	$ 62.709	$ 47.880	$ 38.905	$ 42.736
Total return[3]	(37.78%)	20.18%	36.13%	30.73%	(1.37%)	33.36%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 309,695	$492,319	$446,379	$386,048	$316,122	$323,881
Ratio of expenses to average net assets	0.92%	0.91%	0.92%	0.92%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.94%	0.93%	0.94%	0.94%	0.95%	0.95%
Ratio of net investment (loss) to average net assets	(0.55%)	(0.59%)	(0.46%)	(0.15%)	(0.04%)	(0.04%)
Ratio of net investment (loss) to average net assets prior to expenses waived/reimbursed	(0.57%)	(0.61%)	(0.48%)	(0.17%)	(0.06%)	(0.06%)
Portfolio turnover	16%	21%	43%	31%	50%	60%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Growth Stock Fund–9

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price Growth Stock Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP T. Rowe Price Growth Stock Fund–10

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2022, the value and cost of foreign currency held by the LVIP T. Rowe Price Growth Stock Fund is $1,024 and $1,049 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $979 for the six months ended June 30, 2022. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.80% of the first $50 million of the Fund's average daily net assets; 0.75% of the next $50 million; 0.70% of the next $150 million; 0.65% of the next $250 million; and 0.60% of the Fund's average daily net assets in excess of $500 million.   LIAC has contractually agreed to waive a portion of its advisory fee. When Fund assets are less than $1 billion, the waiver amount is 0.00%. When Fund assets are greater than $1 billion, the waiver amount is 0.025% of the first $1 billion of average daily net assets of the Fund and 0.0125% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
T. Rowe Price Associates, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$54,126
Legal	9,662
LVIP T. Rowe Price Growth Stock Fund–11

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,435 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$719,876
Distribution fees payable to LFD	65,853
Printing and mailing fees payable to Lincoln Life	6,465
Shareholder servicing fees payable to Lincoln Life	34,216
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.
For the six months ended June 30, 2022, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$525,409,355
Sales	246,695,263
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$ 956,688,886
Aggregate unrealized appreciation of investments	$ 573,594,333
Aggregate unrealized depreciation of investments	(146,441,976)
Net unrealized appreciation of investments	$ 427,152,357
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP T. Rowe Price Growth Stock Fund–12

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ —	$11,631,939	$ —	$ 11,631,939
Air Freight & Logistics	14,518,962	—	—	14,518,962
Automobiles	87,804,461	—	—	87,804,461
Biotechnology	10,229,002	—	—	10,229,002
Capital Markets	2,965,364	—	—	2,965,364
Commercial Services & Supplies	5,091,813	—	—	5,091,813
Diversified Telecommunication Services	—	—	90,057	90,057
Electrical Equipment	9,193,712	—	—	9,193,712
Electronic Equipment, Instruments & Components	17,964,018	—	—	17,964,018
Entertainment	27,948,004	—	—	27,948,004
Health Care Equipment & Supplies	46,385,797	—	—	46,385,797
Health Care Providers & Services	85,031,618	—	—	85,031,618
Hotels, Restaurants & Leisure	59,033,124	—	—	59,033,124
Interactive Media & Services	150,280,890	—	—	150,280,890
Internet & Direct Marketing Retail	128,370,393	—	862,015	129,232,408
IT Services	114,231,339	5,101,783	—	119,333,122
Leisure Products	3,492,513	—	—	3,492,513
Life Sciences Tools & Services	9,210,794	—	—	9,210,794
Metals & Mining	—	—	790,241	790,241
Pharmaceuticals	28,271,605	—	—	28,271,605
Professional Services	15,306,650	—	—	15,306,650
Road & Rail	8,052,574	—	—	8,052,574
Semiconductors & Semiconductor Equipment	73,798,015	—	—	73,798,015
Software	295,820,244	—	10,313,188	306,133,432
Specialty Retail	26,385,176	—	—	26,385,176
Technology Hardware, Storage & Peripherals	82,577,649	—	—	82,577,649
Textiles, Apparel & Luxury Goods	7,817,092	—	—	7,817,092
Convertible Preferred Stocks	—	—	20,877,609	20,877,609
Convertible Bond	—	—	93,645	93,645
Money Market Fund	24,299,957	—	—	24,299,957
Total Investments	$1,334,080,766	$16,733,722	$33,026,755	$1,383,841,243
During the six months ended June 30, 2022, there were no material transfers to or from Level 3 investments.
LVIP T. Rowe Price Growth Stock Fund–13

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
As a result of utilizing International fair value pricing at June 30, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP T. Rowe Price Growth Stock Fund–14

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2022.
Asset Type	Fair Value at June 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Average) (c)
Common Stock	$ 12,055,501	Recent Transaction	#	#
		Market Comparable Companies	Whole Company Price to Earnings Multiple (b)	7.1x-19.9x (12.8x)
			Enterprise Value to Sales Multiple (b)	5.9x-12.6x (N/A)
			Enterprise Value to EBITDA Multiple (b)	10.6x-41.2x (N/A)
			Enterprise Value to Gross Profit Multiple (b)	16.4x-21.7x (N/A)
			Discount for Lack of Marketability (a)	10% (N/A)
Convertible Preferred Stock	$20,877,609	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Gross Merchandise Value Multiple (b)	0.5x-0.7x (0.6x)
			Enterprise Value to Sales Multiple (b)	3.3x-15.9x (N/A)
			Enterprise Value to EBITDA Multiple (b)	4.3x-41.2x (N/A)
			Enterprise Value to Gross Profit Multiple (b)	14.8x-20.0x (N/A)
			Discount for Lack of Marketability (a)	10% (N/A)
			Projected future value discount rate (a)	25 - 30% (27%)
			Projected future value discount rate term	4 - 8 years (5.3 years)
Convertible Bonds	$ 93,645	Recent Transaction	#	#
Total	$33,026,755
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Bonds	Convertible Preferred Stock	Total
Balance as of 12/31/21	$17,031,284	$ —	$24,804,290	$41,835,574
Reclassifications	—	—	—	—
Purchases	—	93,645	—	93,645
Sales	—	—	—	—
Transfer In	—	—	—	—
Transfer Out	—	—	—	—
Accretion/(amortization)	—	—	—	—
Net realized gain	—	—	—	—
Net change in unrealized appreciation (depreciation)	(4,975,783)	—	(3,926,681)	(8,902,464)
Balance as of 06/30/22	$12,055,501	$93,645	$20,877,609	$33,026,755
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/22	$ (4,975,783)	$ —	$ (3,926,681)	$ (8,902,464)
LVIP T. Rowe Price Growth Stock Fund–15

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	6,806,023	1,319,166
Service Class	672,037	768,064
Shares reinvested:
Standard Class	—	1,397,796
Service Class	—	522,489
	7,478,060	4,007,515
Shares redeemed:
Standard Class	(1,728,442)	(5,634,739)
Service Class	(594,445)	(1,361,328)
	(2,322,887)	(6,996,067)
Net increase (decrease)	5,155,173	(2,988,552)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP T. Rowe Price Growth Stock Fund–16

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP T. Rowe Price Growth Stock Fund–17

LVIP T. Rowe Price Growth Stock Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP T. Rowe Price Growth Stock Fund–18

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$709.50	0.73%	$3.09
Service Class Shares	1,000.00	708.60	0.98%	4.15
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.20	0.73%	$3.66
Service Class Shares	1,000.00	1,019.90	0.98%	4.91

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.68%
Aerospace & Defense	1.15%
Air Freight & Logistics	0.19%
Airlines	0.63%
Auto Components	0.16%
Banks	0.81%
Beverages	0.57%
Biotechnology	2.03%
Building Products	1.25%
Capital Markets	2.73%
Chemicals	1.71%
Commercial Services & Supplies	3.34%
Communications Equipment	1.15%
Construction & Engineering	0.36%
Construction Materials	0.59%
Consumer Finance	0.48%
Containers & Packaging	0.63%
Distributors	0.53%
Diversified Consumer Services	0.33%
Diversified Financial Services	0.47%
Diversified Telecommunication Services	0.02%
Electrical Equipment	1.53%
Electronic Equipment, Instruments & Components	2.91%
Energy Equipment & Services	0.36%
Entertainment	0.66%
Equity Real Estate Investment Trusts	2.74%
Food & Staples Retailing	0.75%
Food Products	0.94%
Health Care Equipment & Supplies	5.20%
Health Care Providers & Services	2.60%
Health Care Technology	1.05%
Hotels, Restaurants & Leisure	5.31%
Household Durables	0.57%
Household Products	0.11%
Insurance	1.64%
Interactive Media & Services	1.06%
Internet & Direct Marketing Retail	0.46%
IT Services	5.62%
Leisure Products	0.36%
Life Sciences Tools & Services	4.43%
Machinery	0.87%
Media	0.42%
Metals & Mining	0.26%
Multiline Retail	0.22%
Oil, Gas & Consumable Fuels	2.97%
Pharmaceuticals	0.60%
Security Type/Sector	Percentage of Net Assets
Professional Services	2.17%
Real Estate Management & Development	0.07%
Road & Rail	1.53%
Semiconductors & Semiconductor Equipment	5.24%
Software	18.11%
Specialty Retail	5.18%
Textiles, Apparel & Luxury Goods	1.30%
Trading Companies & Distributors	2.31%
Convertible Preferred Stocks	1.11%
Money Market Fund	0.21%
Total Investments	100.00%
Liabilities Net of Receivables and Other Assets	0.00%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Fortinet, Inc.	1.55%
McKesson Corp.	1.55%
Cadence Design Systems, Inc.	1.44%
Palo Alto Networks, Inc.	1.42%
Synopsys, Inc.	1.38%
Dexcom, Inc.	1.34%
Chipotle Mexican Grill, Inc.	1.34%
Crowdstrike Holdings, Inc. Class A	1.31%
Lululemon Athletica, Inc.	1.21%
Hilton Worldwide Holdings, Inc.	1.17%
Total	13.71%

IT–Information Technology

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.68%
Aerospace & Defense–1.15%
BWX Technologies, Inc.	23,200	$ 1,278,088
Hexcel Corp.	24,300	1,271,133
Howmet Aerospace, Inc.	59,000	1,855,550
Huntington Ingalls Industries, Inc.	6,600	1,437,612
†TransDigm Group, Inc.	9,400	5,044,698
Woodward, Inc.	10,100	934,149
		11,821,230
Air Freight & Logistics–0.19%
Expeditors International of Washington, Inc.	19,700	1,919,962
		1,919,962
Airlines–0.63%
†Alaska Air Group, Inc.	84,000	3,364,200
†Southwest Airlines Co.	86,500	3,124,380
		6,488,580
Auto Components–0.16%
†Aptiv PLC	18,700	1,665,609
		1,665,609
Banks–0.81%
First Republic Bank	16,600	2,393,720
†SVB Financial Group	15,054	5,946,179
		8,339,899
Beverages–0.57%
†Boston Beer Co., Inc. Class A	2,685	813,474
Brown-Forman Corp. Class B	54,655	3,834,595
Constellation Brands, Inc. Class A	5,200	1,211,912
		5,859,981
Biotechnology–2.03%
†Alnylam Pharmaceuticals, Inc.	17,395	2,537,061
†Argenx SE ADR	7,037	2,666,178
†Ascendis Pharma AS ADR	13,336	1,239,715
†BioMarin Pharmaceutical, Inc.	15,700	1,301,059
†BioNTech SE ADR	8,700	1,297,170
†Blueprint Medicines Corp.	18,500	934,435
†Exact Sciences Corp.	36,054	1,420,167
†Genmab AS ADR	46,500	1,510,785
†Horizon Therapeutics PLC	16,200	1,292,112
†Incyte Corp.	18,300	1,390,251
†Neurocrine Biosciences, Inc.	12,617	1,229,905
†Seagen, Inc.	14,831	2,624,197
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†United Therapeutics Corp.	6,000	$ 1,413,840
		20,856,875
Building Products–1.25%
A O Smith Corp.	20,100	1,099,068
Allegion PLC	14,100	1,380,390
Fortune Brands Home & Security, Inc.	44,983	2,693,582
Trane Technologies PLC	37,811	4,910,515
†Trex Co., Inc.	51,300	2,791,746
		12,875,301
Capital Markets–2.73%
Blue Owl Capital, Inc.	89,300	895,679
Cboe Global Markets, Inc.	12,667	1,433,778
FactSet Research Systems, Inc.	15,850	6,095,434
MarketAxess Holdings, Inc.	15,463	3,958,683
MSCI, Inc.	25,300	10,427,395
Nasdaq, Inc.	7,300	1,113,542
Tradeweb Markets, Inc. Class A	60,517	4,130,285
		28,054,796
Chemicals–1.71%
Albemarle Corp.	11,900	2,486,862
CF Industries Holdings, Inc.	57,800	4,955,194
Corteva, Inc.	68,700	3,719,418
PPG Industries, Inc.	34,000	3,887,560
RPM International, Inc.	31,400	2,471,808
		17,520,842
Commercial Services & Supplies–3.34%
Cintas Corp.	26,800	10,010,604
†Copart, Inc.	84,600	9,192,636
†IAA, Inc.	58,654	1,922,091
Republic Services, Inc.	40,400	5,287,148
Ritchie Bros Auctioneers, Inc.	17,400	1,132,044
Rollins, Inc.	32,030	1,118,488
Waste Connections, Inc.	45,093	5,589,728
		34,252,739
Communications Equipment–1.15%
†Arista Networks, Inc.	74,200	6,955,508
Motorola Solutions, Inc.	22,968	4,814,093
		11,769,601
Construction & Engineering–0.36%
Valmont Industries, Inc.	16,600	3,728,858
		3,728,858
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.59%
Vulcan Materials Co.	42,518	$ 6,041,808
		6,041,808
Consumer Finance–0.48%
Discover Financial Services	52,100	4,927,618
		4,927,618
Containers & Packaging–0.63%
†Ardagh Metal Packaging SA	175,553	1,070,874
Avery Dennison Corp.	15,600	2,525,172
Ball Corp.	15,673	1,077,832
Sealed Air Corp.	31,800	1,835,496
		6,509,374
Distributors–0.53%
Pool Corp.	15,600	5,479,188
		5,479,188
Diversified Consumer Services–0.33%
†Bright Horizons Family Solutions, Inc.	25,300	2,138,356
Service Corp. International	18,600	1,285,632
		3,423,988
Diversified Financial Services–0.47%
Apollo Global Management, Inc.	98,700	4,784,976
		4,784,976
Diversified Telecommunication Services–0.02%
=†πSocure, Inc.	14,128	172,644
		172,644
Electrical Equipment–1.53%
AMETEK, Inc.	10,325	1,134,614
†Generac Holdings, Inc.	31,500	6,633,270
Hubbell, Inc.	16,000	2,857,280
Rockwell Automation, Inc.	25,600	5,102,336
		15,727,500
Electronic Equipment, Instruments & Components–2.91%
Amphenol Corp. Class A	163,200	10,506,816
CDW Corp.	50,300	7,925,268
Cognex Corp.	36,350	1,545,602
†Keysight Technologies, Inc.	23,262	3,206,667
Littelfuse, Inc.	6,700	1,702,068
†Zebra Technologies Corp. Class A	16,800	4,938,360
		29,824,781
Energy Equipment & Services–0.36%
Halliburton Co.	117,600	3,687,936
		3,687,936
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment–0.66%
Electronic Arts, Inc.	9,700	$ 1,180,005
†Roku, Inc.	18,200	1,494,948
†Spotify Technology SA	29,700	2,786,751
†Take-Two Interactive Software, Inc.	10,500	1,286,565
		6,748,269
Equity Real Estate Investment Trusts–2.74%
Alexandria Real Estate Equities, Inc.	19,800	2,871,594
CubeSmart	197,200	8,424,384
Equity LifeStyle Properties, Inc.	71,700	5,052,699
Rexford Industrial Realty, Inc.	27,500	1,583,725
SBA Communications Corp.	31,900	10,209,595
		28,141,997
Food & Staples Retailing–0.75%
†BJ's Wholesale Club Holdings, Inc.	106,500	6,637,080
Casey's General Stores, Inc.	5,800	1,072,884
		7,709,964
Food Products–0.94%
†Darling Ingredients, Inc.	57,100	3,414,580
Hershey Co.	19,500	4,195,620
McCormick & Co., Inc.	9,700	807,525
Tyson Foods, Inc. Class A	14,800	1,273,688
		9,691,413
Health Care Equipment & Supplies–5.20%
†ABIOMED, Inc.	17,100	4,232,421
†Align Technology, Inc.	3,800	899,346
Cooper Cos., Inc.	3,600	1,127,232
†Dexcom, Inc.	185,200	13,802,956
†Hologic, Inc.	15,100	1,046,430
†IDEXX Laboratories, Inc.	11,200	3,928,176
†Insulet Corp.	39,313	8,567,875
†Novocure Ltd.	18,800	1,306,600
†Penumbra, Inc.	19,100	2,378,332
†QuidelOrtho Corp.	11,000	1,068,980
ResMed, Inc.	46,900	9,831,647
†Shockwave Medical, Inc.	11,300	2,160,221
STERIS PLC	10,650	2,195,498
Teleflex, Inc.	3,300	811,305
		53,357,019
Health Care Providers & Services–2.60%
†Acadia Healthcare Co., Inc.	16,588	1,121,847
†Amedisys, Inc.	8,300	872,496
†Centene Corp.	27,476	2,324,744
†Guardant Health, Inc.	31,900	1,286,846
McKesson Corp.	48,849	15,935,032

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Molina Healthcare, Inc.	18,600	$ 5,200,746
		26,741,711
Health Care Technology–1.05%
†Veeva Systems, Inc. Class A	54,504	10,793,972
		10,793,972
Hotels, Restaurants & Leisure–5.31%
†Caesars Entertainment, Inc.	71,000	2,719,300
†Chipotle Mexican Grill, Inc.	10,500	13,726,230
Darden Restaurants, Inc.	13,300	1,504,496
Domino's Pizza, Inc.	9,900	3,858,129
†DraftKings, Inc. Class A	88,462	1,032,351
Hilton Worldwide Holdings, Inc.	108,100	12,046,664
MGM Resorts International	261,900	7,582,005
Papa John's International, Inc.	24,700	2,062,944
Restaurant Brands International, Inc.	53,604	2,688,241
Vail Resorts, Inc.	9,300	2,027,865
†Wynn Resorts Ltd.	37,800	2,153,844
Yum! Brands, Inc.	27,000	3,064,770
		54,466,839
Household Durables–0.57%
†NVR, Inc.	1,462	5,854,053
		5,854,053
Household Products–0.11%
Church & Dwight Co., Inc.	11,700	1,084,122
		1,084,122
Insurance–1.64%
Arthur J Gallagher & Co.	51,000	8,315,040
Assurant, Inc.	5,700	985,245
Hartford Financial Services Group, Inc.	115,600	7,563,708
		16,863,993
Interactive Media & Services–1.06%
†IAC/InterActiveCorp	13,000	987,610
†Match Group, Inc.	107,367	7,482,406
†Pinterest, Inc. Class A	81,500	1,480,040
†ZoomInfo Technologies, Inc.	29,542	981,976
		10,932,032
Internet & Direct Marketing Retail–0.46%
†Chewy, Inc. Class A	42,327	1,469,593
†Etsy, Inc.	33,700	2,467,177
†Wayfair, Inc. Class A	17,800	775,368
		4,712,138
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–5.62%
Broadridge Financial Solutions, Inc.	38,300	$ 5,459,665
†Endava PLC ADR	19,200	1,694,784
†EPAM Systems, Inc.	24,441	7,204,718
†Euronet Worldwide, Inc.	16,100	1,619,499
†FleetCor Technologies, Inc.	16,700	3,508,837
†Gartner, Inc.	29,000	7,013,070
Genpact Ltd.	32,600	1,380,936
†Globant SA	19,000	3,306,000
†GoDaddy, Inc. Class A	19,000	1,321,640
†MongoDB, Inc.	27,800	7,214,100
†Okta, Inc.	41,300	3,733,520
Paychex, Inc.	76,600	8,722,442
SS&C Technologies Holdings, Inc.	30,900	1,794,363
†Twilio, Inc. Class A	8,000	670,480
†VeriSign, Inc.	5,700	953,781
†WEX, Inc.	13,200	2,053,392
		57,651,227
Leisure Products–0.36%
†Mattel, Inc.	164,200	3,666,586
		3,666,586
Life Sciences Tools & Services–4.43%
Agilent Technologies, Inc.	34,700	4,121,319
†Avantor, Inc.	238,333	7,412,156
†Bio-Rad Laboratories, Inc. Class A	7,700	3,811,500
Bio-Techne Corp.	16,400	5,684,896
Bruker Corp.	18,300	1,148,508
†IQVIA Holdings, Inc.	16,220	3,519,578
†Mettler-Toledo International, Inc.	6,700	7,696,759
†Repligen Corp.	35,327	5,737,105
West Pharmaceutical Services, Inc.	21,045	6,363,377
		45,495,198
Machinery–0.87%
Graco, Inc.	15,200	903,032
IDEX Corp.	5,825	1,057,995
†Middleby Corp.	19,436	2,436,497
Otis Worldwide Corp.	26,400	1,865,688
PACCAR, Inc.	19,900	1,638,566
Toro Co.	13,100	992,849
		8,894,627
Media–0.42%
Cable One, Inc.	3,373	4,348,876
		4,348,876

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.26%
Steel Dynamics, Inc.	39,900	$ 2,639,385
		2,639,385
Multiline Retail–0.22%
†Dollar Tree, Inc.	6,200	966,270
†Ollie's Bargain Outlet Holdings, Inc.	21,400	1,257,250
		2,223,520
Oil, Gas & Consumable Fuels–2.97%
APA Corp.	24,300	848,070
Cheniere Energy, Inc.	38,600	5,134,958
Coterra Energy, Inc.	100,600	2,594,474
Devon Energy Corp.	170,600	9,401,766
Diamondback Energy, Inc.	15,600	1,889,940
Pioneer Natural Resources Co.	34,499	7,696,037
=†πVenture Global LNG Inc. Series B	36	214,206
=†πVenture Global LNG Inc. Series C	455	2,707,327
		30,486,778
Pharmaceuticals–0.60%
†Catalent, Inc.	38,469	4,127,339
†Elanco Animal Health, Inc.	49,118	964,187
Royalty Pharma PLC Class A	25,480	1,071,179
		6,162,705
Professional Services–2.17%
Booz Allen Hamilton Holding Corp.	19,220	1,736,719
†CoStar Group, Inc.	63,300	3,823,953
Equifax, Inc.	16,500	3,015,870
†FTI Consulting, Inc.	6,500	1,175,525
Leidos Holdings, Inc.	11,800	1,188,378
TransUnion	51,700	4,135,483
†Upwork, Inc.	46,700	965,756
Verisk Analytics, Inc.	35,796	6,195,930
		22,237,614
Real Estate Management & Development–0.07%
eXp World Holdings, Inc.	57,900	681,483
		681,483
Road & Rail–1.53%
JB Hunt Transport Services, Inc.	30,200	4,755,594
Landstar System, Inc.	8,000	1,163,360
Old Dominion Freight Line, Inc.	38,400	9,841,152
		15,760,106
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–5.24%
†Enphase Energy, Inc.	38,200	$ 7,458,168
Entegris, Inc.	81,700	7,527,021
KLA Corp.	7,000	2,233,560
†Lattice Semiconductor Corp.	29,000	1,406,500
Marvell Technology, Inc.	45,911	1,998,506
Microchip Technology, Inc.	167,364	9,720,501
MKS Instruments, Inc.	8,000	821,040
Monolithic Power Systems, Inc.	19,500	7,488,780
†ON Semiconductor Corp.	118,100	5,941,611
†Silicon Laboratories, Inc.	9,300	1,304,046
Skyworks Solutions, Inc.	27,100	2,510,544
†Synaptics, Inc.	7,500	885,375
Teradyne, Inc.	49,700	4,450,635
		53,746,287
Software–18.11%
†ANSYS, Inc.	14,000	3,350,060
†AppLovin Corp. Class A	37,600	1,294,944
†Aspen Technology, Inc.	11,376	2,089,544
†Avalara, Inc.	25,200	1,779,120
Bentley Systems, Inc. Class B	33,350	1,110,555
†Bill.com Holdings, Inc.	42,200	4,639,468
†Black Knight, Inc.	41,199	2,694,002
†Cadence Design Systems, Inc.	98,800	14,822,964
=†πCanva, Inc.	607	579,655
†CCC Intelligent Solutions Holdings, Inc.	123,850	1,139,420
†Ceridian HCM Holding, Inc.	37,221	1,752,365
†Confluent, Inc. Class A	57,403	1,334,046
†Coupa Software, Inc.	22,969	1,311,530
†Crowdstrike Holdings, Inc. Class A	79,995	13,483,957
=†πDatabricks, Inc.	9,712	1,658,712
†Datadog, Inc. Class A	107,818	10,268,586
†Descartes Systems Group, Inc.	22,700	1,408,762
†DocuSign, Inc.	30,813	1,768,050
†DoubleVerify Holdings, Inc.	56,182	1,273,646
†Dynatrace, Inc.	35,588	1,403,591
†Fair Isaac Corp.	13,300	5,331,970
†Five9, Inc.	22,218	2,024,948
†Fortinet, Inc.	282,000	15,955,560
†Gitlab, Inc. Class A	34,170	1,815,794
†HubSpot, Inc.	25,659	7,714,378
†Informatica, Inc. Class A	67,900	1,410,283
†Manhattan Associates, Inc.	30,700	3,518,220
†nCino, Inc.	63,367	1,959,308
†Palo Alto Networks, Inc.	29,418	14,530,727
†Paycom Software, Inc.	26,150	7,325,138
†Paycor HCM, Inc.	43,600	1,133,600

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Paylocity Holding Corp.	23,700	$ 4,133,754
†Procore Technologies, Inc.	24,674	1,119,953
†PTC, Inc.	46,151	4,907,697
†Qualtrics International, Inc. Class A	71,349	892,576
†RingCentral, Inc. Class A	31,100	1,625,286
†SentinelOne, Inc. Class A	63,292	1,476,602
=†πSnyk Ltd.	62,548	711,171
†Synopsys, Inc.	46,800	14,213,160
=†πTanium, Inc. Class B	26,961	207,330
†Trade Desk, Inc. Class A	217,636	9,116,772
†Tyler Technologies, Inc.	15,500	5,153,440
†UiPath, Inc. Class A	62,156	1,130,618
†Workiva, Inc.	14,100	930,459
†Zscaler, Inc.	56,500	8,447,315
		185,949,036
Specialty Retail–5.18%
†AutoZone, Inc.	5,218	11,214,108
†Burlington Stores, Inc.	16,900	2,302,287
†CarMax, Inc.	10,500	950,040
†Carvana Co.	23,500	530,630
†Five Below, Inc.	26,000	2,949,180
†Floor & Decor Holdings, Inc. Class A	34,100	2,146,936
†O'Reilly Automotive, Inc.	13,400	8,465,584
†RH	4,200	891,492
Ross Stores, Inc.	22,400	1,573,152
Tractor Supply Co.	53,500	10,370,975
†Ulta Beauty, Inc.	23,853	9,194,855
Williams-Sonoma, Inc.	23,300	2,585,135
		53,174,374
Textiles, Apparel & Luxury Goods–1.30%
†Lululemon Athletica, Inc.	45,400	12,376,494
†Skechers USA, Inc. Class A	26,100	928,638
		13,305,132
Trading Companies & Distributors–2.31%
Fastenal Co.	196,100	9,789,312
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Ferguson PLC	16,000	$ 1,771,360
†SiteOne Landscape Supply, Inc.	25,000	2,971,750
†United Rentals, Inc.	21,500	5,222,565
Watsco, Inc.	16,600	3,964,412
		23,719,399
Total Common Stock (Cost $812,847,424)		1,012,973,941
CONVERTIBLE PREFERRED STOCKS–1.11%
=†πCanva, Inc. Series A	36	34,378
=†πCanva, Inc. Series A-3	1	955
=†πCaris Life Sciences, Inc. Series D	107,248	705,692
=†πDatabricks, Inc. Series F	20,628	3,523,056
=†πDatabricks, Inc. Series G	2,233	381,374
=†πDatabricks, Inc. Series H	5,350	913,727
=†πDatarobot, Inc. Series G	43,773	643,025
=†πRappi, Inc. Series E	27,648	1,424,702
=†πSnyk Ltd. Series F	104,245	1,185,266
=†πSocure, Inc. Series A	17,170	209,817
=†πSocure, Inc. Series A-1	14,092	172,204
=†πSocure, Inc. Series B	255	3,116
=†πSocure, Inc. Series E	32,664	399,154
=†πTanium, Inc. Series G	234,645	1,804,420
Total Convertible Preferred Stocks (Cost $9,934,202)		11,400,886

MONEY MARKET FUND–0.21%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	2,156,785	2,156,785
Total Money Market Fund (Cost $2,156,785)		2,156,785

TOTAL INVESTMENTS–100.00% (Cost $824,938,411)	1,026,531,612
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–0.00%	(25,053)
NET ASSETS APPLICABLE TO 40,678,704 SHARES OUTSTANDING–100.00%	$1,026,506,559
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND STANDARD CLASS ($698,302,782 / 27,143,495 Shares)	$25.726
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND SERVICE CLASS ($328,203,777 / 13,535,209 Shares)	$24.248
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$ 707,508,900
Distributable earnings/(accumulated loss)	318,997,659
TOTAL NET ASSETS	$1,026,506,559

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2022, the aggregate value of restricted securities was $17,651,931, which represented 1.72% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$ 1,034,657	$ 579,655
Canva, Inc. Series A	11/4/2021	61,371	34,378
Canva, Inc. Series A-3	11/4/2021	1,705	955
Caris Life Sciences, Inc. Series D	5/11/2021	868,709	705,692
Databricks, Inc.	7/24/2020	466,419	1,658,712
Databricks, Inc. Series F	10/22/2019	885,940	3,523,056
Databricks, Inc. Series G	2/1/2021	396,063	381,374
Databricks, Inc. Series H	9/1/2021	1,179,420	913,727
Datarobot, Inc. Series G	6/11/2021	1,197,647	643,025
Rappi, Inc. Series E	9/8/2020	1,651,858	1,424,702
Snyk Ltd.	9/3/2021	897,220	711,171
Snyk Ltd. Series F	9/3/2021	1,495,342	1,185,266
Socure, Inc.	12/22/2021	227,017	172,644
Socure, Inc. Series A	12/22/2021	275,898	209,817
Socure, Inc. Series A-1	12/22/2021	226,439	172,204
Socure, Inc. Series B	12/22/2021	4,097	3,116
Socure, Inc. Series E	10/27/2021	524,865	399,154
Tanium, Inc. Class B	9/24/2020	307,226	207,330
Tanium, Inc. Series G	8/16/2015	1,164,848	1,804,420
Venture Global LNG Inc. Series B	3/8/2018	108,720	214,206
Venture Global LNG Inc. Series C	10/16/2017	1,693,275	2,707,327
Total		$14,668,736	$17,651,931

★ Includes $21,252,197 payable for securities purchased, $122,992 payable for fund shares redeemed, $59,303 other accrued expenses payable and $680,142 due to manager and affiliates as of June 30, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LNG–Liquefied Natural Gas
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 3,930,261
Foreign taxes withheld	(21,583)
3,908,678
EXPENSES:
Management fees	3,713,743
Distribution fees-Service Class	469,130
Shareholder servicing fees	159,053
Accounting and administration expenses	112,187
Professional fees	26,800
Trustees’ fees and expenses	17,563
Reports and statements to shareholders	12,693
Custodian fees	6,139
Pricing fees	2,555
Consulting fees	1,520
Other	16,337
4,537,720
Less:
Management fees waived	(88,270)
Total operating expenses	4,449,450
NET INVESTMENT LOSS	(540,772)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(14,307,269)
Foreign currencies	44
Net realized loss	(14,307,225)
Net change in unrealized appreciation (depreciation) of investments	(366,818,339)
NET REALIZED AND UNREALIZED LOSS	(381,125,564)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(381,666,336)
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (540,772)	$ (5,667,797)
Net realized gain (loss)	(14,307,225)	163,201,609
Net change in unrealized appreciation (depreciation)	(366,818,339)	11,046,654
Net increase (decrease) in net assets resulting from operations	(381,666,336)	168,580,466
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(116,615,597)
Service Class	—	(64,060,033)
	—	(180,675,630)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	161,397,923	125,319,760
Service Class	33,026,791	59,787,171
Reinvestment of dividends and distributions:
Standard Class	—	116,615,597
Service Class	—	64,060,033
	194,424,714	365,782,561
Cost of shares redeemed:
Standard Class	(51,697,860)	(187,596,257)
Service Class	(24,068,480)	(72,856,925)
	(75,766,340)	(260,453,182)
Increase in net assets derived from capital share transactions	118,658,374	105,329,379
NET INCREASE (DECREASE) IN NET ASSETS	(263,007,962)	93,234,215
NET ASSETS:
Beginning of period	1,289,514,521	1,196,280,306
End of period	$1,026,506,559	$1,289,514,521
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 36.260	$ 36.647	$ 29.717	$ 23.259	$ 25.969	$ 21.510
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.002)	(0.135)	(0.012)	0.058	0.094	0.035
Net realized and unrealized gain (loss)	(10.532)	5.240	9.016	8.512	(0.608)	5.236
Total from investment operations	(10.534)	5.105	9.004	8.570	(0.514)	5.271
Less dividends and distributions from:
Net investment income	—	(0.005)	—	(0.047)	(0.099)	(0.049)
Net realized gain	—	(5.487)	(2.074)	(2.065)	(2.097)	(0.763)
Total dividends and distributions	—	(5.492)	(2.074)	(2.112)	(2.196)	(0.812)
Net asset value, end of period	$ 25.726	$ 36.260	$ 36.647	$ 29.717	$ 23.259	$ 25.969
Total return[3]	(29.05%)	13.84%	31.69%	37.40%	(3.08%)	24.74%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 698,303	$837,074	$786,921	$688,038	$547,099	$639,333
Ratio of expenses to average net assets	0.73%	0.71%	0.73%	0.74%	0.76%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.73%	0.74%	0.75%	0.76%	0.76%
Ratio of net investment income (loss) to average net assets	(0.02%)	(0.35%)	(0.04%)	0.21%	0.34%	0.15%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.04%)	(0.37%)	(0.05%)	0.20%	0.34%	0.15%
Portfolio turnover	18%	36%	53%	19%	24%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–10

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 34.219	$ 34.939	$ 28.489	$ 22.385	$ 25.068	$ 20.799
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.037)	(0.219)	(0.085)	(0.012)	0.025	(0.024)
Net realized and unrealized gain (loss)	(9.934)	4.991	8.609	8.181	(0.571)	5.056
Total from investment operations	(9.971)	4.772	8.524	8.169	(0.546)	5.032
Less dividends and distributions from:
Net investment income	—	(0.005)	—	—	(0.040)	—
Net realized gain	—	(5.487)	(2.074)	(2.065)	(2.097)	(0.763)
Total dividends and distributions	—	(5.492)	(2.074)	(2.065)	(2.137)	(0.763)
Net asset value, end of period	$ 24.248	$ 34.219	$ 34.939	$ 28.489	$ 22.385	$ 25.068
Total return[3]	(29.14%)	13.56%	31.37%	37.06%	(3.31%)	24.44%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 328,204	$452,441	$409,360	$322,875	$209,406	$191,303
Ratio of expenses to average net assets	0.98%	0.96%	0.98%	0.99%	1.01%	1.01%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.00%	0.98%	0.99%	1.00%	1.01%	1.01%
Ratio of net investment income (loss) to average net assets	(0.27%)	(0.60%)	(0.29%)	(0.04%)	0.09%	(0.10%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.29%)	(0.62%)	(0.30%)	(0.05%)	0.09%	(0.10%)
Portfolio turnover	18%	36%	53%	19%	24%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–11

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize the value of your shares (capital appreciation).
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–12

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2022.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the Fund’s average daily net assets; 0.70% of the next $200 million; and 0.65% of the Fund’s average daily net assets in excess of $400 million.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets in excess of $750 million.   The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
T. Rowe Price (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$37,689
Legal	6,728
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–13

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,635 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$578,724
Distribution fees payable to LFD	69,492
Printing and mailing fees payable to Lincoln Life	6,636
Shareholder servicing fees payable to Lincoln Life	25,290
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$323,817,224
Sales	203,680,614
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$824,938,411
Aggregate unrealized appreciation of investments	$296,949,747
Aggregate unrealized depreciation of investments	(95,356,545)
Net unrealized appreciation of investments	$201,593,202
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–14

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 11,821,230	$—	$ —	$ 11,821,230
Air Freight & Logistics	1,919,962	—	—	1,919,962
Airlines	6,488,580	—	—	6,488,580
Auto Components	1,665,609	—	—	1,665,609
Banks	8,339,899	—	—	8,339,899
Beverages	5,859,981	—	—	5,859,981
Biotechnology	20,856,875	—	—	20,856,875
Building Products	12,875,301	—	—	12,875,301
Capital Markets	28,054,796	—	—	28,054,796
Chemicals	17,520,842	—	—	17,520,842
Commercial Services & Supplies	34,252,739	—	—	34,252,739
Communications Equipment	11,769,601	—	—	11,769,601
Construction & Engineering	3,728,858	—	—	3,728,858
Construction Materials	6,041,808	—	—	6,041,808
Consumer Finance	4,927,618	—	—	4,927,618
Containers & Packaging	6,509,374	—	—	6,509,374
Distributors	5,479,188	—	—	5,479,188
Diversified Consumer Services	3,423,988	—	—	3,423,988
Diversified Financial Services	4,784,976	—	—	4,784,976
Diversified Telecommunication Services	—	—	172,644	172,644
Electrical Equipment	15,727,500	—	—	15,727,500
Electronic Equipment, Instruments & Components	29,824,781	—	—	29,824,781
Energy Equipment & Services	3,687,936	—	—	3,687,936
Entertainment	6,748,269	—	—	6,748,269
Equity Real Estate Investment Trusts	28,141,997	—	—	28,141,997
Food & Staples Retailing	7,709,964	—	—	7,709,964
Food Products	9,691,413	—	—	9,691,413
Health Care Equipment & Supplies	53,357,019	—	—	53,357,019
Health Care Providers & Services	26,741,711	—	—	26,741,711
Health Care Technology	10,793,972	—	—	10,793,972
Hotels, Restaurants & Leisure	54,466,839	—	—	54,466,839
Household Durables	5,854,053	—	—	5,854,053
Household Products	1,084,122	—	—	1,084,122
Insurance	16,863,993	—	—	16,863,993
Interactive Media & Services	10,932,032	—	—	10,932,032
Internet & Direct Marketing Retail	4,712,138	—	—	4,712,138
IT Services	57,651,227	—	—	57,651,227
Leisure Products	3,666,586	—	—	3,666,586
Life Sciences Tools & Services	45,495,198	—	—	45,495,198
Machinery	8,894,627	—	—	8,894,627
Media	4,348,876	—	—	4,348,876
Metals & Mining	2,639,385	—	—	2,639,385
Multiline Retail	2,223,520	—	—	2,223,520
Oil, Gas & Consumable Fuels	27,565,245	—	2,921,533	30,486,778
Pharmaceuticals	6,162,705	—	—	6,162,705
Professional Services	22,237,614	—	—	22,237,614
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–15

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Real Estate Management & Development	$ 681,483	$—	$ —	$ 681,483
Road & Rail	15,760,106	—	—	15,760,106
Semiconductors & Semiconductor Equipment	53,746,287	—	—	53,746,287
Software	182,792,168	—	3,156,868	185,949,036
Specialty Retail	53,174,374	—	—	53,174,374
Textiles, Apparel & Luxury Goods	13,305,132	—	—	13,305,132
Trading Companies & Distributors	23,719,399	—	—	23,719,399
Convertible Preferred Stocks	—	—	11,400,886	11,400,886
Money Market Fund	2,156,785	—	—	2,156,785
Total Investments	$1,008,879,681	$—	$17,651,931	$1,026,531,612
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2022.
Asset Type	Fair Value at June 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Average) (c)
Common Stock	$ 6,251,045	Market Comparable Companies
			Enterprise Value to Sales Multiple (b)	8.1x-27.0x (N/A)
			Enterprise Value to EBITDA multiple (b)	10.5x-12.5x (11.5x)
			Enterprise Value to Gross Profit Multiple (b)	10.5x-19.2x (N/A)
			Projected future value discount rate (a)	20% (N/A)
			Present Value Factor	0.482
			Projected future value discount rate term	4 years
			Discount for Lack of Marketability (a)	10% (N/A)
Convertible Preferred Stock	$11,400,886	Market Comparable Companies
			Enterprise Value to Sales Multiple (b)	3.3x-27.0x (N/A)
			Enterprise Value to Gross Profit Multiple (b)	10.5x-19.2x (N/A)
			Enterprise Value to Gross Merchandise Value Multiple (b)	0.5x-0.7x (0.6x)
			Discount for Lack of Marketability (a)	10% (N/A)
Total	$17,651,931
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–16

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Preferred Stock	Total
Balance as of 12/31/21	$ 7,469,811	$14,819,831	$22,289,642
Reclassifications	—	—	—
Purchases	—	—	—
Sales	—	—	—
Transfer In	—	—	—
Transfer Out	—	—	—
Accretion/(amortization)	—	—	—
Net realized gain	—	—	—
Net change in unrealized appreciation (depreciation)	(1,218,766)	(3,418,945)	(4,637,711)
Balance as of 06/30/22	$ 6,251,045	$11,400,886	$17,651,931
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/22	$(1,218,766)	$ (3,418,945)	$ (4,637,711)
During the six months ended June 30, 2022, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	5,799,173	3,308,344
Service Class	1,168,646	1,672,407
Shares reinvested:
Standard Class	—	3,149,491
Service Class	—	1,830,982
	6,967,819	9,961,224
Shares redeemed:
Standard Class	(1,741,233)	(4,845,012)
Service Class	(855,397)	(1,997,820)
	(2,596,630)	(6,842,832)
Net increase	4,371,189	3,118,392
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Risk Factors
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–17

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2022. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–18

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–19

LVIP U.S. Growth Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP U.S. Growth Allocation Managed Risk Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP U.S. Growth Allocation Managed Risk Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$815.90	0.29%	$1.31
Service Class Shares	1,000.00	814.80	0.54%	2.43
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.40	0.29%	$1.45
Service Class Shares	1,000.00	1,022.10	0.54%	2.71

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	91.72%
Investment Companies	91.72%
Equity Funds	63.18%
Fixed Income Funds	27.39%
Global Equity Fund	1.15%
Unaffiliated Investment	5.75%
Investment Company	5.75%
Money Market Fund	5.75%
Total Investments	97.47%
Receivables and Other Assets Net of Liabilities	2.53%
Total Net Assets	100.00%
LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–91.72%
INVESTMENT COMPANIES–91.72%
Equity Funds–63.18%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Baron Growth Opportunities Fund	582,432	$ 38,514,462
LVIP MFS Value Fund	4,572,110	228,952,999
LVIP SSGA Mid-Cap Index Fund	3,130,029	38,117,488
LVIP SSGA Nasdaq-100 Index Fund	1,243,753	10,330,612
LVIP SSGA S&P 500 Index Fund	11,615,296	279,382,720
LVIP SSGA Small-Cap Index Fund	2,220,813	67,263,991
LVIP SSGA Small-Mid Cap 200 Fund	3,293,012	36,539,266
LVIP T. Rowe Price Growth Stock Fund	4,789,306	215,791,762
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,197,853	56,541,955
LVIP Wellington SMID Cap Value Fund	2,840,575	75,431,459
		1,046,866,714
Fixed Income Funds–27.39%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	789,527	7,885,795
LVIP Delaware Bond Fund	10,674,252	129,222,502
LVIP Delaware Diversified Floating Rate Fund	411,329	3,998,119
LVIP JPMorgan High Yield Fund	4,104,177	38,579,267
LVIP PIMCO Low Duration Bond Fund	1,352,074	12,755,465
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Bond Index Fund	12,008,299	$ 124,129,790
LVIP SSGA Short-Term Bond Index Fund	729,600	7,203,339
LVIP Western Asset Core Bond Fund	14,726,498	130,020,247
		453,794,524
Global Equity Fund–1.15%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	2,472,864	19,117,714
		19,117,714
Total Affiliated Investments (Cost $1,346,418,255)		1,519,778,952

UNAFFILIATED INVESTMENT–5.75%
INVESTMENT COMPANY–5.75%
Money Market Fund–5.75%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	95,378,172	95,378,172
Total Unaffiliated Investment (Cost $95,378,172)		95,378,172

TOTAL INVESTMENTS–97.47% (Cost $1,441,796,427)	1,615,157,124
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.53%	41,845,183
NET ASSETS APPLICABLE TO 151,692,979 SHARES OUTSTANDING–100.00%	$1,657,002,307

✧✧ Standard Class shares.
LVIP U.S. Growth Allocation Managed Risk Fund–3

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
(949)	E-mini Russell 2000 Index	$ (81,044,600)	$ (84,218,571)	9/16/22	$ 3,173,971	$—
(2,427)	E-mini S&P 500 Index	(459,855,825)	(471,022,243)	9/16/22	11,166,418	—
(520)	E-mini S&P MidCap 400 Index	(117,936,000)	(123,601,341)	9/16/22	5,665,341	—
Total Futures Contracts					$20,005,730	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–4

LVIP U.S. Growth Allocation Managed Risk Fund
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
ASSETS:
Affiliated investments, at value	$1,519,778,952
Unaffiliated investments, at value	95,378,172
Cash collateral held at broker for futures contracts	37,723,000
Variation margin due from broker on futures contracts	5,246,972
Dividends and interest receivable	83,059
Receivable for fund shares sold	8,346
Prepaid expenses	4,332
TOTAL ASSETS	1,658,222,833
LIABILITIES:
Due to manager and affiliates	719,525
Payable for fund shares redeemed	286,132
Payable for securities purchased	164,767
Other accrued expenses payable	50,102
TOTAL LIABILITIES	1,220,526
TOTAL NET ASSETS	$1,657,002,307
Affiliated investments, at cost	$1,346,418,255
Unaffiliated investments, at cost	95,378,172
Standard Class:
Net Assets	$ 14,260,269
Shares Outstanding	1,302,352
Net Asset Value Per Share	$ 10.950
Service Class:
Net Assets	$1,642,742,038
Shares Outstanding	150,390,627
Net Asset Value Per Share	$ 10.923
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$1,584,936,045
Distributable earnings/(accumulated loss)	72,066,262
TOTAL NET ASSETS	$1,657,002,307
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–5

LVIP U.S. Growth Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 143,974
EXPENSES:
Management fees	2,234,483
Distribution fees-Service Class	2,215,200
Shareholder servicing fees	259,200
Accounting and administration expenses	105,198
Professional fees	29,156
Trustees’ fees and expenses	28,165
Reports and statements to shareholders	12,600
Custodian fees	6,704
Consulting fees	2,073
Pricing fees	290
Other	15,735
4,908,804
Less:
Management fees waived	(89,379)
Total operating expenses	4,819,425
NET INVESTMENT LOSS	(4,675,451)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(2,519,030)
Sale of unaffiliated investments	6
Futures contracts	(11,260,359)
Net realized loss	(13,779,383)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(375,826,965)
Futures contracts	18,773,394
Net change in unrealized appreciation (depreciation)	(357,053,571)
NET REALIZED AND UNREALIZED LOSS	(370,832,954)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(375,508,405)
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (4,675,451)	$ 15,216,257
Net realized gain (loss)	(13,779,383)	100,741,398
Net change in unrealized appreciation (depreciation)	(357,053,571)	148,764,171
Net increase (decrease) in net assets resulting from operations	(375,508,405)	264,721,826
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(662,799)
Service Class	—	(71,573,919)
	—	(72,236,718)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,029,430	2,252,626
Service Class	63,362,504	119,302,744
Reinvestment of dividends and distributions:
Standard Class	—	662,799
Service Class	—	71,573,919
	64,391,934	193,792,088
Cost of shares redeemed:
Standard Class	(1,195,835)	(896,489)
Service Class	(52,778,194)	(121,107,084)
	(53,974,029)	(122,003,573)
Increase in net assets derived from capital share transactions	10,417,905	71,788,515
NET INCREASE (DECREASE) IN NET ASSETS	(365,090,500)	264,273,623
NET ASSETS:
Beginning of period	2,022,092,807	1,757,819,184
End of period	$1,657,002,307	$2,022,092,807
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–6

LVIP U.S. Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 13.421	$ 12.092	$ 11.393	$ 10.250	$ 10.960	$ 9.769
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.016)	0.137	0.140	0.172	0.175	0.135
Net realized and unrealized gain (loss)	(2.455)	1.717	0.822	1.570	(0.681)	1.352
Total from investment operations	(2.471)	1.854	0.962	1.742	(0.506)	1.487
Less dividends and distributions from:
Net investment income	—	(0.358)	(0.202)	(0.177)	(0.202)	(0.178)
Net realized gain	—	(0.167)	(0.061)	(0.422)	(0.002)	(0.118)
Total dividends and distributions	—	(0.525)	(0.263)	(0.599)	(0.204)	(0.296)
Net asset value, end of period	$ 10.950	$ 13.421	$ 12.092	$ 11.393	$ 10.250	$ 10.960
Total return[3]	(18.41%)	15.37%	8.50%	17.18%	(4.62%)	15.22%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 14,260	$ 17,656	$14,053	$ 17,450	$ 12,113	$ 6,015
Ratio of expenses to average net assets[4]	0.29%	0.29%	0.29%	0.30%	0.30%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.30%	0.30%	0.43%	0.75%	0.74%
Ratio of net investment income (loss) to average net assets	(0.27%) [5]	1.05%	1.25%	1.56%	1.60%	1.27%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.28%) [5]	1.04%	1.24%	1.42%	1.15%	0.82%
Portfolio turnover	8%	15%	30%	17%	24%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–7

LVIP U.S. Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 13.406	$ 12.081	$ 11.385	$ 10.248	$ 10.959	$ 9.769
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.031)	0.104	0.112	0.144	0.148	0.108
Net realized and unrealized gain (loss)	(2.452)	1.714	0.820	1.567	(0.680)	1.352
Total from investment operations	(2.483)	1.818	0.932	1.711	(0.532)	1.460
Less dividends and distributions from:
Net investment income	—	(0.326)	(0.175)	(0.152)	(0.177)	(0.152)
Net realized gain	—	(0.167)	(0.061)	(0.422)	(0.002)	(0.118)
Total dividends and distributions	—	(0.493)	(0.236)	(0.574)	(0.179)	(0.270)
Net asset value, end of period	$ 10.923	$ 13.406	$ 12.081	$ 11.385	$ 10.248	$ 10.959
Total return[3]	(18.52%)	15.08%	8.24%	16.88%	(4.86%)	14.94%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,642,742	$2,004,437	$1,743,766	$1,498,376	$1,067,849	$949,388
Ratio of expenses to average net assets[4]	0.54%	0.54%	0.54%	0.55%	0.55%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%	0.55%	0.55%	0.68%	1.00%	0.99%
Ratio of net investment income (loss) to average net assets	(0.52%) [5]	0.80%	1.00%	1.31%	1.35%	1.02%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.53%) [5]	0.79%	0.99%	1.17%	0.90%	0.57%
Portfolio turnover	8%	15%	30%	17%	24%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–8

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP U.S. Growth Allocation Managed Risk Fund–9

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.    LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
 The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's managed risk strategy. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$61,321
Legal	10,947
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,376 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$331,088
Distribution fees payable to LFD	341,922
Printing and mailing fees payable to Lincoln Life	6,509
Shareholder servicing fees payable to Lincoln Life	40,006
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP U.S. Growth Allocation Managed Risk Fund–10

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-91.72%@
Equity Funds-63.18%@
✧✧LVIP Baron Growth Opportunities Fund	$ 49,423,428	$ 7,363,801	$ 2,791,441	$ (204,133)	$ (15,277,193)	$ 38,514,462	582,432	$—	$—
✧✧LVIP MFS Value Fund	314,248,081	5,103,784	51,515,714	4,034,969	(42,918,121)	228,952,999	4,572,110	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	50,729,707	854,407	3,772,488	(207,367)	(9,486,771)	38,117,488	3,130,029	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	13,986,344	1,248,988	781,603	(53,018)	(4,070,099)	10,330,612	1,243,753	—	—
✧✧LVIP SSGA S&P 500 Index Fund	380,191,907	6,164,878	34,266,212	6,485,838	(79,193,691)	279,382,720	11,615,296	—	—
✧✧LVIP SSGA Small-Cap Index Fund	96,941,901	3,159,256	11,513,385	(1,307,927)	(20,015,854)	67,263,991	2,220,813	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	48,847,553	821,546	5,897,048	(838,825)	(6,393,960)	36,539,266	3,293,012	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	255,632,148	82,545,244	15,785,911	(1,748,546)	(104,851,173)	215,791,762	4,789,306	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	68,034,410	13,007,756	4,003,092	(595,313)	(19,901,806)	56,541,955	2,197,853	—	—
✧✧LVIP Wellington SMID Cap Value Fund	106,849,522	1,738,776	18,643,971	194,970	(14,707,838)	75,431,459	2,840,575	—	—
Fixed Income Funds-27.39%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	9,951,851	164,309	1,937,383	(149,058)	(143,924)	7,885,795	789,527	—	—
✧✧LVIP Delaware Bond Fund	162,079,012	2,661,808	17,585,265	(2,811,227)	(15,121,826)	129,222,502	10,674,252	—	—
✧✧‡LVIP Delaware Diversified Floating Rate Fund	—	4,580,143	515,874	(5,265)	(60,885)	3,998,119	411,329	—	—
✧✧LVIP JPMorgan High Yield Fund	50,129,013	821,546	6,287,495	(537,422)	(5,546,375)	38,579,267	4,104,177	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	15,936,868	262,895	2,812,663	(129,395)	(502,240)	12,755,465	1,352,074	—	—
✧✧LVIP SSGA Bond Index Fund	155,244,432	2,546,791	18,141,251	(2,150,191)	(13,369,991)	124,129,790	12,008,299	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	8,968,405	147,878	1,622,285	(85,155)	(205,504)	7,203,339	729,600	—	—
✧✧LVIP Western Asset Core Bond Fund	163,526,166	2,678,239	15,107,534	(2,265,268)	(18,811,356)	130,020,247	14,726,498	—	—
Global Equity Fund-1.15%@
✧✧LVIP BlackRock Global Real Estate Fund	20,392,507	5,455,714	1,335,452	(146,697)	(5,248,358)	19,117,714	2,472,864	—	—
Total	$1,971,113,255	$141,327,759	$214,316,067	$ (2,519,030)	$ (375,826,965)	$1,519,778,952		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2022.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2021.
LVIP U.S. Growth Allocation Managed Risk Fund–11

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$141,327,755
Sales	214,316,064
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,441,796,427
Aggregate unrealized appreciation of investments and derivatives	$ 250,228,884
Aggregate unrealized depreciation of investments and derivatives	(56,862,456)
Net unrealized appreciation of investments and derivatives	$ 193,366,428
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,519,778,952	$—	$—	$1,519,778,952
Unaffiliated Investment Company	95,378,172	—	—	95,378,172
Total Investments	$1,615,157,124	$—	$—	$1,615,157,124
Derivatives:
Assets:
Futures Contracts	$ 20,005,730	$—	$—	$ 20,005,730
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Growth Allocation Managed Risk Fund–12

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	84,825	172,563
Service Class	5,329,955	9,142,769
Shares reinvested:
Standard Class	—	49,357
Service Class	—	5,339,377
	5,414,780	14,704,066
Shares redeemed:
Standard Class	(97,992)	(68,573)
Service Class	(4,460,668)	(9,302,541)
	(4,558,660)	(9,371,114)
Net increase	856,120	5,332,952
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$20,005,730	Variation margin due from broker on futures contracts	$—

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2022. Only current day variation margin is reported on the Statement of Assets and Liabilities.
LVIP U.S. Growth Allocation Managed Risk Fund–13

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ 4,192,233	$18,773,394
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(15,452,592)	—
Total		$(11,260,359)	$18,773,394
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$99,435,758	$387,028,131
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–14

LVIP U.S. Growth Allocation Managed Risk Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP U.S. Growth Allocation Managed Risk Fund–15

LVIP Vanguard Allocation Funds
LVIP Vanguard Bond Allocation Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Vanguard Allocation Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Vanguard Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers in effect.
LVIP Vanguard Bond Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$893.80	0.30%	$1.41
Service Class Shares	1,000.00	892.80	0.55%	2.58
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.30%	$1.51
Service Class Shares	1,000.00	1,022.10	0.55%	2.76
LVIP Vanguard Domestic Equity ETF Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$792.60	0.25%	$1.11
Service Class Shares	1,000.00	791.60	0.50%	2.22
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.25%	$1.25
Service Class Shares	1,000.00	1,022.30	0.50%	2.51
LVIP Vanguard International Equity ETF Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22*	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$816.40	0.26%	$1.17
Service Class Shares	1,000.00	815.50	0.51%	2.30
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.26%	$1.30
Service Class Shares	1,000.00	1,022.30	0.51%	2.56

LVIP Vanguard Allocation Funds–1

LVIP Vanguard Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
LVIP Vanguard Allocation Funds–2

LVIP Vanguard Allocation Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP Vanguard Bond Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	29.96%
Investment Company	29.96%
Fixed Income Fund	29.96%
Unaffiliated Investments	70.07%
Investment Companies	70.07%
Fixed Income Funds	69.67%
Money Market Fund	0.40%
Total Investments	100.03%
Liabilities Net of Receivables and Other Assets	(0.03%)
Total Net Assets	100.00%
LVIP Vanguard Domestic Equity ETF Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.48%
Equity Funds	100.02%
Money Market Fund	0.46%
Total Investments	100.48%
Liabilities Net of Receivables and Other Assets	(0.48%)
Total Net Assets	100.00%
LVIP Vanguard International Equity ETF Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.10%
International Equity Funds	100.03%
Money Market Fund	0.07%
Total Investments	100.10%
Liabilities Net of Receivables and Other Assets	(0.10%)
Total Net Assets	100.00%
LVIP Vanguard Allocation Funds–3

LVIP Vanguard Bond Allocation Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–29.96%
INVESTMENT COMPANY–29.96%
Fixed Income Fund–29.96%
Vanguard Core Bond Fund	17,577,570	$ 329,403,664
Total Affiliated Investment (Cost $372,106,551)		329,403,664

UNAFFILIATED INVESTMENTS–70.07%
INVESTMENT COMPANIES–70.07%
Fixed Income Funds–69.67%
Vanguard Intermediate-Term Bond ETF	1,574,551	122,263,885
Vanguard Long-Term Bond ETF	1,656,434	132,050,919
Vanguard Mortgage-Backed Securities ETF	2,687,556	128,492,052
Vanguard Short-Term Bond ETF	2,880,813	221,217,630
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
Vanguard Total International Bond ETF	3,270,714	$ 162,031,172
		766,055,658
Money Market Fund–0.40%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	4,400,558	4,400,558
		4,400,558
Total Unaffiliated Investments (Cost $866,465,977)		770,456,216

TOTAL INVESTMENTS–100.03% (Cost $1,238,572,528)	1,099,859,880
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(298,175)
NET ASSETS APPLICABLE TO 113,181,494 SHARES OUTSTANDING–100.00%	$1,099,561,705

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds–4

LVIP Vanguard Domestic Equity ETF Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.48%
Equity Funds–100.02%
Vanguard Dividend Appreciation ETF	515,083	$ 73,898,958
Vanguard Mega Cap 300 Growth ETF	1,070,523	194,503,324
Vanguard Mega Cap 300 Value ETF	1,773,438	170,569,267
Vanguard Mid-Cap Growth ETF	175,720	30,817,773
Vanguard Mid-Cap Value ETF	228,339	29,574,467
Vanguard Real Estate ETF	89,761	8,178,125
Vanguard Small-Cap Growth ETF	144,920	28,553,588
Vanguard Small-Cap Value ETF	184,662	27,666,061
Vanguard Total Stock Market ETF	1,307,831	246,683,083
		810,444,646
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.46%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	3,705,774	$ 3,705,774
		3,705,774
Total Investment Companies (Cost $495,801,149)		814,150,420

TOTAL INVESTMENTS–100.48% (Cost $495,801,149)	814,150,420
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.48%)	(3,908,940)
NET ASSETS APPLICABLE TO 31,632,510 SHARES OUTSTANDING–100.00%	$810,241,480

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds–5

LVIP Vanguard International Equity ETF Fund
Schedule of Investments
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.10%
International Equity Funds–100.03%
Vanguard FTSE All World ex-US Small-Cap ETF	237,241	$ 24,485,643
Vanguard FTSE All-World ex-US ETF	2,698,715	134,827,801
Vanguard FTSE Developed Markets ETF	2,878,636	117,448,349
Vanguard FTSE Emerging Markets ETF	1,636,661	68,166,931
Vanguard FTSE European ETF	1,191,737	62,947,548
Vanguard FTSE Pacific ETF	1,091,564	69,292,483
Vanguard Global ex-U.S. Real Estate ETF	452,037	20,011,678
		497,180,433
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.07%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	323,290	$ 323,290
		323,290
Total Investment Companies (Cost $499,237,110)		497,503,723

TOTAL INVESTMENTS–100.10% (Cost $499,237,110)	497,503,723
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(472,642)
NET ASSETS APPLICABLE TO 47,255,744 SHARES OUTSTANDING–100.00%	$497,031,081

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds–6

LVIP Vanguard Allocation Funds
Statements of Assets and Liabilities
June 30, 2022 (unaudited)
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
ASSETS:
Unaffiliated investments, at value	$ 770,456,216	$814,150,420	$497,503,723
Affiliated investments, at value	329,403,664	—	—
Receivable for securities sold	1,281,348	—	—
Dividends and interest receivable	711,591	1,175	1,141
Receivable for fund shares sold	219,724	327,293	135,817
Prepaid expenses	2,700	3,282	2,062
TOTAL ASSETS	1,102,075,243	814,482,170	497,642,743
LIABILITIES:
Payable for fund shares redeemed	1,324,275	256,400	103,781
Payable for securities purchased	707,303	3,705,093	323,080
Due to manager and affiliates	444,584	247,281	157,344
Other accrued expenses payable	37,376	31,916	27,457
TOTAL LIABILITIES	2,513,538	4,240,690	611,662
TOTAL NET ASSETS	$1,099,561,705	$810,241,480	$497,031,081
Unaffiliated investments, at cost	$ 866,465,977	$495,801,149	$499,237,110
Affiliated investments, at cost	372,106,551	—	—
Standard Class:
Net Assets	$ 202,624,389	$390,772,130	$223,657,528
Shares Outstanding	20,825,992	15,233,537	21,234,019
Net Asset Value Per Share	$ 9.729	$ 25.652	$ 10.533
Service Class:
Net Assets	$ 896,937,316	$419,469,350	$273,373,553
Shares Outstanding	92,355,502	16,398,973	26,021,725
Net Asset Value Per Share	$ 9.712	$ 25.579	$ 10.506
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$1,211,681,168	$488,027,622	$505,683,260
Distributable earnings/(accumulated loss)	(112,119,463)	322,213,858	(8,652,179)
TOTAL NET ASSETS	$1,099,561,705	$810,241,480	$497,031,081
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds–7

LVIP Vanguard Allocation Funds
Statements of Operations
Six Months Ended June 30, 2022 (unaudited)
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 9,458,842	$ 5,893,535	$ 6,399,502
EXPENSES:
Management fees	1,451,829	1,123,730	684,763
Distribution fees-Service Class	1,186,517	587,055	378,353
Shareholder servicing fees	168,412	130,353	79,432
Accounting and administration expenses	70,737	58,812	44,211
Professional fees	19,887	18,321	15,280
Trustees’ fees and expenses	17,974	14,042	8,471
Reports and statements to shareholders	11,350	7,568	6,103
Custodian fees	3,354	6,994	3,114
Consulting fees	1,526	1,466	1,339
Pricing fees	64	64	62
Other	6,537	8,978	5,837
	2,938,187	1,957,383	1,226,965
Less:
Management fees waived	—	(224,746)	(136,953)
Total operating expenses	2,938,187	1,732,637	1,090,012
NET INVESTMENT INCOME	6,520,655	4,160,898	5,309,490
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(1,392,628)	—	—
Sale of unaffiliated investments	(4,805,543)	1,384,705	(2,312,061)
Net realized gain (loss)	(6,198,171)	1,384,705	(2,312,061)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(42,457,068)	—	—
Unaffiliated investments	(91,228,990)	(215,166,405)	(114,191,936)
Net change in unrealized appreciation (depreciation)	(133,686,058)	(215,166,405)	(114,191,936)
NET REALIZED AND UNREALIZED LOSS	(139,884,229)	(213,781,700)	(116,503,997)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(133,363,574)	$(209,620,802)	$(111,194,507)
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds–8

LVIP Vanguard Allocation Funds
Statements of Changes in Net Assets
	LVIP Vanguard Bond Allocation Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 6,520,655	$ 14,937,805	$ 4,160,898	$ 8,639,109	$ 5,309,490	$ 15,552,605
Net realized gain (loss)	(6,198,171)	32,769,481	1,384,705	11,097,309	(2,312,061)	832,134
Net change in unrealized appreciation (depreciation)	(133,686,058)	(64,406,621)	(215,166,405)	186,180,262	(114,191,936)	23,046,296
Net increase (decrease) in net assets resulting from operations	(133,363,574)	(16,699,335)	(209,620,802)	205,916,680	(111,194,507)	39,431,035
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,774,165)	—	(9,914,879)	—	(11,126,503)
Service Class	—	(14,706,232)	—	(9,903,179)	—	(13,301,027)
	—	(18,480,397)	—	(19,818,058)	—	(24,427,530)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	14,006,489	54,696,852	32,625,758	42,708,669	18,137,455	47,588,880
Service Class	42,601,232	189,677,158	35,649,550	70,062,523	25,779,653	70,259,359
Reinvestment of dividends and distributions:
Standard Class	—	3,774,165	—	9,914,879	—	11,126,503
Service Class	—	14,706,232	—	9,903,179	—	13,301,027
	56,607,721	262,854,407	68,275,308	132,589,250	43,917,108	142,275,769
Cost of shares redeemed:
Standard Class	(14,907,020)	(13,296,382)	(14,979,644)	(39,052,915)	(9,926,765)	(13,332,980)
Service Class	(67,344,619)	(67,973,479)	(37,935,549)	(82,542,288)	(21,035,165)	(43,366,666)
	(82,251,639)	(81,269,861)	(52,915,193)	(121,595,203)	(30,961,930)	(56,699,646)
Increase (decrease) in net assets derived from capital share transactions	(25,643,918)	181,584,546	15,360,115	10,994,047	12,955,178	85,576,123
NET INCREASE (DECREASE) IN NET ASSETS	(159,007,492)	146,404,814	(194,260,687)	197,092,669	(98,239,329)	100,579,628
NET ASSETS:
Beginning of period	1,258,569,197	1,112,164,383	1,004,502,167	807,409,498	595,270,410	494,690,782
End of period	$1,099,561,705	$1,258,569,197	$ 810,241,480	$1,004,502,167	$ 497,031,081	$595,270,410
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds–9

LVIP Vanguard Bond Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Bond Allocation Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 10.878	$ 11.206	$ 10.766	$ 10.268	$ 10.519	$ 10.414
Income (loss) from investment operations:
Net investment income[2]	0.067	0.160	0.168	0.267	0.259	0.212
Net realized and unrealized gain (loss)	(1.216)	(0.303)	0.444	0.501	(0.276)	0.094
Total from investment operations	(1.149)	(0.143)	0.612	0.768	(0.017)	0.306
Less dividends and distributions from:
Net investment income	—	(0.158)	(0.164)	(0.269)	(0.229)	(0.196)
Net realized gain	—	(0.027)	(0.008)	(0.001)	(0.005)	(0.005)
Total dividends and distributions	—	(0.185)	(0.172)	(0.270)	(0.234)	(0.201)
Net asset value, end of period	$ 9.729	$ 10.878	$ 11.206	$ 10.766	$ 10.268	$ 10.519
Total return[3]	(10.62%)	(1.29%)	5.68%	7.48%	(0.15%)	2.94%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 202,624	$227,649	$188,656	$151,894	$119,199	$92,668
Ratio of expenses to average net assets[4]	0.30%	0.28%	0.26%	0.26%	0.26%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.30%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	1.33% [5]	1.45%	1.50%	2.49%	2.50%	2.00%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.33% [5]	1.43%	1.45%	2.44%	2.45%	1.95%
Portfolio turnover	5%	88%	13%	5%	6%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds–10

LVIP Vanguard Bond Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Bond Allocation Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 10.871	$ 11.201	$ 10.763	$ 10.268	$ 10.519	$ 10.414
Income (loss) from investment operations:
Net investment income[2]	0.054	0.132	0.140	0.240	0.233	0.186
Net realized and unrealized gain (loss)	(1.213)	(0.304)	0.443	0.500	(0.275)	0.093
Total from investment operations	(1.159)	(0.172)	0.583	0.740	(0.042)	0.279
Less dividends and distributions from:
Net investment income	—	(0.131)	(0.137)	(0.244)	(0.204)	(0.169)
Net realized gain	—	(0.027)	(0.008)	(0.001)	(0.005)	(0.005)
Total dividends and distributions	—	(0.158)	(0.145)	(0.245)	(0.209)	(0.174)
Net asset value, end of period	$ 9.712	$ 10.871	$ 11.201	$ 10.763	$ 10.268	$ 10.519
Total return[3]	(10.72%)	(1.54%)	5.42%	7.20%	(0.39%)	2.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 896,937	$1,030,920	$923,509	$823,566	$676,511	$619,133
Ratio of expenses to average net assets[4]	0.55%	0.53%	0.51%	0.51%	0.51%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%	0.55%	0.56%	0.56%	0.56%	0.55%
Ratio of net investment income to average net assets	1.08% [5]	1.20%	1.25%	2.24%	2.25%	1.75%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.08% [5]	1.18%	1.20%	2.19%	2.20%	1.70%
Portfolio turnover	5%	88%	13%	5%	6%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds–11

LVIP Vanguard Domestic Equity ETF Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Domestic Equity ETF Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 32.366	$ 26.296	$ 22.284	$ 17.549	$ 18.804	$ 15.890
Income (loss) from investment operations:
Net investment income[2]	0.152	0.322	0.331	0.336	0.305	0.286
Net realized and unrealized gain (loss)	(6.866)	6.438	4.081	4.964	(1.233)	2.920
Total from investment operations	(6.714)	6.760	4.412	5.300	(0.928)	3.206
Less dividends and distributions from:
Net investment income	—	(0.379)	(0.329)	(0.334)	(0.285)	(0.266)
Net realized gain	—	(0.311)	(0.071)	(0.231)	(0.042)	(0.026)
Total dividends and distributions	—	(0.690)	(0.400)	(0.565)	(0.327)	(0.292)
Net asset value, end of period	$ 25.652	$ 32.366	$ 26.296	$ 22.284	$ 17.549	$ 18.804
Total return[3]	(20.74%)	25.74%	19.82%	30.29%	(4.93%)	20.17%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 390,772	$473,107	$372,061	$283,135	$178,279	$139,832
Ratio of expenses to average net assets[4]	0.25%	0.25%	0.26%	0.26%	0.26%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.30%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	1.06% [5]	1.08%	1.47%	1.64%	1.57%	1.64%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.01% [5]	1.03%	1.42%	1.59%	1.52%	1.59%
Portfolio turnover	6%	13%	15%	11%	17%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds–12

LVIP Vanguard Domestic Equity ETF Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Domestic Equity ETF Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 32.314	$ 26.260	$ 22.262	$ 17.538	$ 18.789	$ 15.881
Income (loss) from investment operations:
Net investment income[2]	0.116	0.246	0.274	0.284	0.256	0.241
Net realized and unrealized gain (loss)	(6.851)	6.423	4.067	4.954	(1.226)	2.915
Total from investment operations	(6.735)	6.669	4.341	5.238	(0.970)	3.156
Less dividends and distributions from:
Net investment income	—	(0.304)	(0.272)	(0.283)	(0.239)	(0.222)
Net realized gain	—	(0.311)	(0.071)	(0.231)	(0.042)	(0.026)
Total dividends and distributions	—	(0.615)	(0.343)	(0.514)	(0.281)	(0.248)
Net asset value, end of period	$ 25.579	$ 32.314	$ 26.260	$ 22.262	$ 17.538	$ 18.789
Total return[3]	(20.84%)	25.42%	19.53%	29.96%	(5.17%)	19.87%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 419,469	$531,395	$435,348	$375,597	$281,086	$264,722
Ratio of expenses to average net assets[4]	0.50%	0.50%	0.51%	0.51%	0.51%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%	0.55%	0.56%	0.56%	0.56%	0.55%
Ratio of net investment income to average net assets	0.81% [5]	0.83%	1.22%	1.39%	1.32%	1.39%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.76% [5]	0.78%	1.17%	1.34%	1.27%	1.34%
Portfolio turnover	6%	13%	15%	11%	17%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds–13

LVIP Vanguard International Equity ETF Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard International Equity ETF Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 12.901	$ 12.454	$ 11.453	$ 9.645	$ 11.590	$ 9.207
Income (loss) from investment operations:
Net investment income[2]	0.122	0.396	0.216	0.336	0.286	0.272
Net realized and unrealized gain (loss)	(2.490)	0.626	1.030	1.804	(1.990)	2.334
Total from investment operations	(2.368)	1.022	1.246	2.140	(1.704)	2.606
Less dividends and distributions from:
Net investment income	—	(0.364)	(0.245)	(0.332)	(0.241)	(0.223)
Net realized gain	—	(0.211)	—	—	—	—
Total dividends and distributions	—	(0.575)	(0.245)	(0.332)	(0.241)	(0.223)
Net asset value, end of period	$ 10.533	$ 12.901	$ 12.454	$ 11.453	$ 9.645	$ 11.590
Total return[3]	(18.36%)	8.16%	10.89%	22.20%	(14.71%)	28.31%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 223,658	$265,041	$213,262	$167,736	$ 117,360	$ 99,927
Ratio of expenses to average net assets[4]	0.26%	0.26%	0.27%	0.27%	0.27%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.32%	0.32%	0.32%	0.32%
Ratio of net investment income to average net assets	2.08% [5]	2.97%	2.02%	3.12%	2.56%	2.54%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.03% [5]	2.92%	1.97%	3.07%	2.51%	2.49%
Portfolio turnover	3%	6%	19%	5%	12%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds–14

LVIP Vanguard International Equity ETF Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard International Equity ETF Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 12.883	$ 12.440	$ 11.445	$ 9.641	$ 11.585	$ 9.205
Income (loss) from investment operations:
Net investment income[2]	0.107	0.361	0.189	0.309	0.258	0.245
Net realized and unrealized gain (loss)	(2.484)	0.626	1.024	1.801	(1.986)	2.331
Total from investment operations	(2.377)	0.987	1.213	2.110	(1.728)	2.576
Less dividends and distributions from:
Net investment income	—	(0.333)	(0.218)	(0.306)	(0.216)	(0.196)
Net realized gain	—	(0.211)	—	—	—	—
Total dividends and distributions	—	(0.544)	(0.218)	(0.306)	(0.216)	(0.196)
Net asset value, end of period	$ 10.506	$ 12.883	$ 12.440	$ 11.445	$ 9.641	$ 11.585
Total return[3]	(18.45%)	7.89%	10.61%	21.90%	(14.92%)	27.99%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 273,374	$330,229	$281,429	$255,198	$ 191,711	$170,403
Ratio of expenses to average net assets[4]	0.51%	0.51%	0.52%	0.52%	0.52%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.56%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	1.83% [5]	2.72%	1.77%	2.87%	2.31%	2.29%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.78% [5]	2.67%	1.72%	2.82%	2.26%	2.24%
Portfolio turnover	3%	6%	19%	5%	12%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds–15

LVIP Vanguard Allocation Funds
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Vanguard Bond Allocation Fund , LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells their shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The LVIP Vanguard Bond Allocation Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign fixed-income securities. The Underlying Funds and ETFs will primarily be those of The Vanguard Group, Inc. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments.
The LVIP Vanguard Domestic Equity ETF Fund and the LVIP Vanguard International Equity ETF Fund operate under a fund of funds structure and invest a significant portion of their assets in ETFs which, in turn, invest in U.S. and foreign stocks and money market instruments. The underlying ETFs will primarily be Vanguard ETFs®. In addition to ETFs investments, the Funds may invest in individual securities, such as money market instruments.
Financial statements for the Underlying Funds and the underlying ETFs can be found at www.sec.gov.
The investment objective of the LVIP Vanguard Bond Allocation Fund is to seek total return consistent with the preservation of capital. Total return is comprised of income and capital appreciation.
The investment objective of the LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund is to seek long-term capital appreciation.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
 Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2022, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Vanguard Allocation Funds–16

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of each the LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund's average daily net assets.   This agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Administrative	$39,569	$30,839	$18,643
Legal	7,064	5,505	3,328
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2022, these fees were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Printing and mailing	$5,536	$2,754	$2,577
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
LVIP Vanguard Allocation Funds–17

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds and ETFs in which they invest. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2022, each Fund had liabilities payable to affiliates as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Management fees payable to LIAC	$227,254	$136,266	$84,461
Distribution fees payable to LFD	185,432	87,978	58,060
Printing and mailing fees payable to Lincoln Life	5,536	3,278	2,577
Shareholder servicing fees payable to Lincoln Life	26,362	19,759	12,246
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2022, were as follows:
LVIP Vanguard Bond Allocation Fund
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Number of Shares 06/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-29.96%@
Fixed Income Fund-29.96%@
Vanguard Core Bond Fund	$378,924,830	$12,122,776	$17,794,246	$(1,392,628)	$(42,457,068)	$329,403,664	17,577,570	$—	$—

@ As a percentage of Net Assets as of June 30, 2022.
3. Investments
For the six months ended June 30, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Purchases	$53,304,737	$75,608,943	$34,111,496
Sales	70,713,560	57,023,127	15,850,620
LVIP Vanguard Allocation Funds–18

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Cost of investments	$1,238,572,528	$495,801,149	$499,237,110
Aggregate unrealized appreciation of investments	$ —	$318,349,271	$ 5,306,585
Aggregate unrealized depreciation of investments	(138,712,648)	—	(7,039,972)
Net Unrealized Appreciation (Depreciation) of investments	$ (138,712,648)	$318,349,271	$ (1,733,387)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2022:
Level 1	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Investments:
Assets:
Affiliated Investment Companies	$ 329,403,664	$ —	$ —
Unaffiliated Investment Companies	770,456,216	814,150,420	497,503,723
Total Investments	$1,099,859,880	$814,150,420	$497,503,723
There were no Level 3 investments at the beginning or end of the period.
LVIP Vanguard Allocation Funds–19

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Vanguard Bond Allocation Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/22	12/31/21	6/30/22	12/31/21	6/30/22	12/31/21
Shares sold:
Standard Class	1,364,546	4,948,424	1,136,371	1,446,186	1,543,060	3,586,356
Service Class	4,164,012	17,180,598	1,254,860	2,350,085	2,183,794	5,286,474
Shares reinvested:
Standard Class	—	345,344	—	308,166	—	847,474
Service Class	—	1,345,908	—	308,741	—	1,013,749
	5,528,558	23,820,274	2,391,231	4,413,178	3,726,854	10,734,053
Shares redeemed:
Standard Class	(1,466,981)	(1,201,123)	(520,421)	(1,285,903)	(853,813)	(1,013,254)
Service Class	(6,637,918)	(6,149,285)	(1,300,846)	(2,792,005)	(1,794,776)	(3,290,466)
	(8,104,899)	(7,350,408)	(1,821,267)	(4,077,908)	(2,648,589)	(4,303,720)
Net increase (decrease)	(2,576,341)	16,469,866	569,964	335,270	1,078,265	6,430,333
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Funds had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Vanguard Allocation Funds–20

LVIP Vanguard Allocation Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Vanguard Allocation Funds–21

LVIP Wellington Capital Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Wellington Capital Growth Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wellington Capital Growth Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$672.90	0.71%	$2.94
Service Class Shares	1,000.00	672.10	0.96%	3.98
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.30	0.71%	$3.56
Service Class Shares	1,000.00	1,020.00	0.96%	4.81

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Wellington Capital Growth Fund–1

LVIP Wellington Capital Growth Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	95.32%
Aerospace & Defense	2.37%
Automobiles	1.66%
Beverages	2.21%
Capital Markets	3.40%
Consumer Finance	1.34%
Energy Equipment & Services	1.10%
Equity Real Estate Investment Trusts	1.53%
Health Care Equipment & Supplies	4.05%
Health Care Providers & Services	3.88%
Hotels, Restaurants & Leisure	1.97%
Insurance	1.74%
Interactive Media & Services	8.74%
Internet & Direct Marketing Retail	4.82%
IT Services	14.90%
Life Sciences Tools & Services	2.34%
Machinery	0.28%
Pharmaceuticals	0.97%
Professional Services	2.79%
Road & Rail	0.57%
Semiconductors & Semiconductor Equipment	5.61%
Software	18.01%
Specialty Retail	0.22%
Technology Hardware, Storage & Peripherals	8.65%
Textiles, Apparel & Luxury Goods	2.17%
Money Market Fund	4.90%
Total Investments	100.22%
Liabilities Net of Receivables and Other Assets	(0.22%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft Corp.	10.28%
Apple, Inc.	8.65%
Alphabet, Inc. Class C	5.88%
Mastercard, Inc. Class A	4.70%
Amazon.com, Inc.	4.13%
UnitedHealth Group, Inc.	3.08%
Constellation Brands, Inc. Class A	2.21%
Salesforce, Inc.	2.09%
Fidelity National Information Services, Inc.	2.02%
Global Payments, Inc.	1.95%
Total	44.99%

IT–Information Technology

LVIP Wellington Capital Growth Fund–2

LVIP Wellington Capital Growth Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–95.32%
Aerospace & Defense–2.37%
Airbus SE ADR	144,291	$ 3,504,828
General Dynamics Corp.	23,298	5,154,683
Northrop Grumman Corp.	12,750	6,101,767
		14,761,278
Automobiles–1.66%
†Tesla, Inc.	15,391	10,364,607
		10,364,607
Beverages–2.21%
Constellation Brands, Inc. Class A	59,088	13,771,049
		13,771,049
Capital Markets–3.40%
Blackstone, Inc.	73,312	6,688,254
Charles Schwab Corp.	51,118	3,229,635
S&P Global, Inc.	33,445	11,272,972
		21,190,861
Consumer Finance–1.34%
American Express Co.	60,518	8,389,005
		8,389,005
Energy Equipment & Services–1.10%
Schlumberger NV	191,967	6,864,740
		6,864,740
Equity Real Estate Investment Trusts–1.53%
American Tower Corp.	24,467	6,253,520
Equinix, Inc.	4,981	3,272,617
		9,526,137
Health Care Equipment & Supplies–4.05%
†ABIOMED, Inc.	32,228	7,976,752
†Align Technology, Inc.	15,739	3,724,949
†Boston Scientific Corp.	275,515	10,268,444
Stryker Corp.	16,419	3,266,232
		25,236,377
Health Care Providers & Services–3.88%
Elevance Health, Inc.	10,435	5,035,723
UnitedHealth Group, Inc.	37,343	19,180,485
		24,216,208
Hotels, Restaurants & Leisure–1.97%
†Airbnb, Inc. Class A	72,183	6,430,061
Hilton Worldwide Holdings, Inc.	52,631	5,865,199
		12,295,260
Insurance–1.74%
Marsh & McLennan Cos., Inc.	40,051	6,217,918
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Progressive Corp.	39,843	$ 4,632,545
		10,850,463
Interactive Media & Services–8.74%
†Alphabet, Inc. Class C	16,772	36,687,912
†Match Group, Inc.	45,877	3,197,168
†Meta Platforms, Inc. Class A	43,820	7,065,975
†ZoomInfo Technologies, Inc.	227,235	7,553,291
		54,504,346
Internet & Direct Marketing Retail–4.82%
†Amazon.com, Inc.	242,263	25,730,753
†Etsy, Inc.	58,703	4,297,647
		30,028,400
IT Services–14.90%
†Block, Inc.	91,460	5,621,132
Fidelity National Information Services, Inc.	137,680	12,621,125
†FleetCor Technologies, Inc.	57,602	12,102,756
Global Payments, Inc.	109,685	12,135,548
Mastercard, Inc. Class A	92,816	29,281,592
†MongoDB, Inc.	11,095	2,879,152
†Okta, Inc.	38,882	3,514,933
†Snowflake, Inc. Class A	20,481	2,848,088
Visa, Inc. Class A	60,276	11,867,742
		92,872,068
Life Sciences Tools & Services–2.34%
Agilent Technologies, Inc.	54,616	6,486,742
†Illumina, Inc.	25,285	4,661,543
†Mettler-Toledo International, Inc.	3,015	3,463,542
		14,611,827
Machinery–0.28%
IDEX Corp.	9,617	1,746,736
		1,746,736
Pharmaceuticals–0.97%
Zoetis, Inc.	35,165	6,044,512
		6,044,512
Professional Services–2.79%
Equifax, Inc.	29,658	5,420,890
TransUnion	149,584	11,965,224
		17,386,114
Road & Rail–0.57%
†Uber Technologies, Inc.	172,830	3,536,102
		3,536,102
LVIP Wellington Capital Growth Fund–3

LVIP Wellington Capital Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–5.61%
†Advanced Micro Devices, Inc.	87,933	$ 6,724,237
ASML Holding NV	6,876	3,272,151
Marvell Technology, Inc.	116,816	5,085,000
Microchip Technology, Inc.	104,962	6,096,193
Monolithic Power Systems, Inc.	7,127	2,737,053
NVIDIA Corp.	72,917	11,053,488
		34,968,122
Software–18.01%
†Adobe, Inc.	15,485	5,668,439
†Autodesk, Inc.	44,597	7,668,900
†Avalara, Inc.	67,166	4,741,919
†Ceridian HCM Holding, Inc.	92,413	4,350,804
Intuit, Inc.	14,161	5,458,216
Microsoft Corp.	249,631	64,112,730
†nCino, Inc.	102,604	3,172,516
†Salesforce, Inc.	78,969	13,033,044
†ServiceNow, Inc.	8,541	4,061,416
		112,267,984
Specialty Retail–0.22%
†Burlington Stores, Inc.	9,874	1,345,135
		1,345,135
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–8.65%
Apple, Inc.	394,311	$ 53,910,200
		53,910,200
Textiles, Apparel & Luxury Goods–2.17%
†Lululemon Athletica, Inc.	25,486	6,947,738
NIKE, Inc. Class B	64,548	6,596,806
		13,544,544
Total Common Stock (Cost $407,976,342)		594,232,075

MONEY MARKET FUND–4.90%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	30,581,988	30,581,988
Total Money Market Fund (Cost $30,581,988)		30,581,988

TOTAL INVESTMENTS–100.22% (Cost $438,558,330)	624,814,063
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.22%)	(1,391,061)
NET ASSETS APPLICABLE TO 11,989,674 SHARES OUTSTANDING–100.00%	$623,423,002
NET ASSET VALUE PER SHARE–LVIP WELLINGTON CAPITAL GROWTH FUND STANDARD CLASS ($263,820,548 / 4,941,224 Shares)	$53.392
NET ASSET VALUE PER SHARE–LVIP WELLINGTON CAPITAL GROWTH FUND SERVICE CLASS ($359,602,454 / 7,048,450 Shares)	$51.019
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$308,759,267
Distributable earnings/(accumulated loss)	314,663,735
TOTAL NET ASSETS	$623,423,002

† Non-income producing.
★ Includes $2,850,322 payable for securities purchased, $182,338 payable for fund shares redeemed, $48,281 other accrued expenses payable and $444,493 due to manager and affiliates as of June 30, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund–4

LVIP Wellington Capital Growth Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 1,942,574
Interest	29,009
Foreign taxes withheld	(8,800)
1,962,783
EXPENSES:
Management fees	2,521,105
Distribution fees-Service Class	544,038
Shareholder servicing fees	108,608
Accounting and administration expenses	82,559
Professional fees	19,931
Trustees’ fees and expenses	12,488
Reports and statements to shareholders	11,372
Custodian fees	4,112
Consulting fees	1,414
Pricing fees	569
Other	12,560
3,318,756
Less:
Management fees waived	(119,071)
Total operating expenses	3,199,685
NET INVESTMENT LOSS	(1,236,902)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	1,781,991
Net change in unrealized appreciation (depreciation) of investments	(302,061,286)
NET REALIZED AND UNREALIZED LOSS	(300,279,295)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(301,516,197)
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (1,236,902)	$ (4,017,672)
Net realized gain	1,781,991	138,726,425
Net change in unrealized appreciation (depreciation)	(302,061,286)	6,874,742
Net increase (decrease) in net assets resulting from operations	(301,516,197)	141,583,495
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(36,552,729)
Service Class	—	(54,623,941)
	—	(91,176,670)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	24,797,506	39,805,324
Service Class	35,700,084	38,932,546
Reinvestment of dividends and distributions:
Standard Class	—	36,552,729
Service Class	—	54,623,941
	60,497,590	169,914,540
Cost of shares redeemed:
Standard Class	(15,877,096)	(49,287,924)
Service Class	(36,923,588)	(116,797,389)
	(52,800,684)	(166,085,313)
Increase in net assets derived from capital share transactions	7,696,906	3,829,227
NET INCREASE (DECREASE) IN NET ASSETS	(293,819,291)	54,236,052
NET ASSETS:
Beginning of period	917,242,293	863,006,241
End of period	$ 623,423,002	$ 917,242,293
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund–5

LVIP Wellington Capital Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington Capital Growth Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 79.347	$ 74.780	$ 56.741	$ 43.556	$ 45.771	$ 35.922
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.060)	(0.237)	(0.103)	(0.006)	(0.001)	0.033
Net realized and unrealized gain (loss)	(25.895)	13.140	23.994	17.676	1.127	12.657
Total from investment operations	(25.955)	12.903	23.891	17.670	1.126	12.690
Less dividends and distributions from:
Net realized gain	—	(8.336)	(5.852)	(4.485)	(3.341)	(2.841)
Total dividends and distributions	—	(8.336)	(5.852)	(4.485)	(3.341)	(2.841)
Net asset value, end of period	$ 53.392	$ 79.347	$ 74.780	$ 56.741	$ 43.556	$ 45.771
Total return[3]	(32.71%)	17.12%	43.03%	41.38%	1.35%	35.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 263,821	$380,982	$333,154	$235,426	$171,308	$170,877
Ratio of expenses to average net assets	0.71%	0.70%	0.71%	0.73%	0.74%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.73%	0.74%	0.76%	0.76%	0.76%
Ratio of net investment income (loss) to average net assets	(0.19%)	(0.29%)	(0.16%)	(0.01%)	(0.00%)	0.08%
Ratio of net investment (loss) to average net assets prior to expenses waived/reimbursed	(0.22%)	(0.32%)	(0.19%)	(0.04%)	(0.02%)	0.07%
Portfolio turnover	21%	32%	27%	30%	30%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund–6

LVIP Wellington Capital Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington Capital Growth Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 75.915	$ 72.024	$ 54.949	$ 42.392	$ 44.731	$ 35.244
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.134)	(0.420)	(0.256)	(0.135)	(0.122)	(0.071)
Net realized and unrealized gain (loss)	(24.762)	12.647	23.183	17.177	1.124	12.399
Total from investment operations	(24.896)	12.227	22.927	17.042	1.002	12.328
Less dividends and distributions from:
Net realized gain	—	(8.336)	(5.852)	(4.485)	(3.341)	(2.841)
Total dividends and distributions	—	(8.336)	(5.852)	(4.485)	(3.341)	(2.841)
Net asset value, end of period	$ 51.019	$ 75.915	$ 72.024	$ 54.949	$ 42.392	$ 44.731
Total return[3]	(32.79%)	16.82%	42.67%	41.03%	1.10%	35.52%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 359,602	$536,260	$529,852	$419,005	$328,878	$343,525
Ratio of expenses to average net assets	0.96%	0.95%	0.96%	0.98%	0.99%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.99%	0.98%	0.99%	1.01%	1.01%	1.01%
Ratio of net investment (loss) to average net assets	(0.44%)	(0.54%)	(0.41%)	(0.26%)	(0.25%)	(0.17%)
Ratio of net investment (loss) to average net assets prior to expenses waived/reimbursed	(0.47%)	(0.57%)	(0.44%)	(0.29%)	(0.27%)	(0.18%)
Portfolio turnover	21%	32%	27%	30%	30%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund–7

LVIP Wellington Capital Growth Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Wellington Capital Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital growth. Realization of income is not a significant investment consideration and any income realized will be incidental.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Wellington Capital Growth Fund–8

LVIP Wellington Capital Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $2,800 for the six months ended June 30, 2022. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $100 million of the Fund's average daily net assets; 0.70% of the next $150 million; 0.65% of the next $750 million; and 0.60% of the Fund's average daily net assets in excess of $1 billion.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.050% on the first $100 million of average daily net assets of the Fund; 0.0000% on the next $150 million; 0.025% on the next $250 million; and 0.050% on the excess of $500 million of average daily net assets of the Fund.   The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Wellington Management Company LLP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$26,360
Legal	4,706
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,690 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP Wellington Capital Growth Fund–9

LVIP Wellington Capital Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$345,504
Distribution fees payable to LFD	76,841
Printing and mailing fees payable to Lincoln Life	6,690
Shareholder servicing fees payable to Lincoln Life	15,458
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.
For the six months ended June 30, 2022, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$157,774,200
Sales	173,981,737
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$438,558,330
Aggregate unrealized appreciation of investments	$247,871,992
Aggregate unrealized depreciation of investments	(61,616,259)
Net unrealized appreciation of investments	$186,255,733
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP Wellington Capital Growth Fund–10

LVIP Wellington Capital Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$594,232,075	$—	$—	$594,232,075
Money Market Fund	30,581,988	—	—	30,581,988
Total Investments	$624,814,063	$—	$—	$624,814,063
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	381,142	509,524
Service Class	590,619	512,710
Shares reinvested:
Standard Class	—	452,136
Service Class	—	705,537
	971,761	2,179,907
Shares redeemed:
Standard Class	(241,368)	(615,350)
Service Class	(606,132)	(1,510,879)
	(847,500)	(2,126,229)
Net increase	124,261	53,678
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2022. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Wellington Capital Growth Fund–11

LVIP Wellington Capital Growth Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Wellington Capital Growth Fund–12

LVIP Wellington Capital Growth Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Wellington Capital Growth Fund–13

LVIP Wellington SMID Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Wellington SMID Cap Value Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wellington SMID Cap Value Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$843.70	0.78%	$3.57
Service Class Shares	1,000.00	842.70	1.03%	4.71
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.90	0.78%	$3.91
Service Class Shares	1,000.00	1,019.70	1.03%	5.16

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Wellington SMID Cap Value Fund–1

LVIP Wellington SMID Cap Value Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.16%
Aerospace & Defense	4.32%
Airlines	0.54%
Auto Components	2.59%
Banks	12.04%
Building Products	2.93%
Chemicals	2.29%
Commercial Services & Supplies	1.70%
Communications Equipment	3.52%
Construction & Engineering	0.95%
Diversified Financial Services	1.80%
Electric Utilities	4.49%
Electrical Equipment	1.08%
Electronic Equipment, Instruments & Components	0.92%
Equity Real Estate Investment Trusts	7.53%
Food & Staples Retailing	1.76%
Food Products	0.73%
Health Care Equipment & Supplies	5.18%
Health Care Providers & Services	3.66%
Hotels, Restaurants & Leisure	2.20%
Household Durables	0.80%
Insurance	10.83%
Interactive Media & Services	1.27%
IT Services	1.32%
Life Sciences Tools & Services	1.85%
Machinery	6.33%
Metals & Mining	1.50%
Oil, Gas & Consumable Fuels	3.47%
Professional Services	1.82%
Road & Rail	1.13%
Semiconductors & Semiconductor Equipment	2.88%
Specialty Retail	2.20%
Textiles, Apparel & Luxury Goods	1.77%
Trading Companies & Distributors	1.76%
Money Market Fund	0.48%
Total Investments	99.64%
Receivables and Other Assets Net of Liabilities	0.36%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Encompass Health Corp.	2.04%
Aegon NV	2.00%
Gaming & Leisure Properties, Inc.	1.99%
Builders FirstSource, Inc.	1.98%
Lumentum Holdings, Inc.	1.90%
Syneos Health, Inc.	1.85%
Leidos Holdings, Inc.	1.82%
Voya Financial, Inc.	1.80%
U.S. Foods Holding Corp.	1.76%
AerCap Holdings NV	1.76%
Total	18.90%

IT–Information Technology

LVIP Wellington SMID Cap Value Fund–2

LVIP Wellington SMID Cap Value Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.16%
Aerospace & Defense–4.32%
Curtiss-Wright Corp.	30,099	$ 3,974,874
Howmet Aerospace, Inc.	128,082	4,028,179
Spirit AeroSystems Holdings, Inc. Class A	151,254	4,431,742
		12,434,795
Airlines–0.54%
†JetBlue Airways Corp.	184,300	1,542,591
		1,542,591
Auto Components–2.59%
Gentex Corp.	133,333	3,729,324
†Visteon Corp.	36,039	3,732,920
		7,462,244
Banks–12.04%
Ameris Bancorp	105,995	4,258,879
Atlantic Union Bankshares Corp.	85,928	2,914,678
Cadence Bank	197,895	4,646,574
SouthState Corp.	59,719	4,607,321
Synovus Financial Corp.	129,640	4,673,522
†Triumph Bancorp, Inc.	28,846	1,804,606
Webster Financial Corp.	60,049	2,531,065
Western Alliance Bancorp	69,500	4,906,700
Zions Bancorp NA	84,554	4,303,799
		34,647,144
Building Products–2.93%
†Builders FirstSource, Inc.	105,862	5,684,790
†JELD-WEN Holding, Inc.	93,866	1,369,505
†PGT Innovations, Inc.	82,530	1,373,299
		8,427,594
Chemicals–2.29%
Celanese Corp.	26,569	3,124,780
FMC Corp.	32,293	3,455,674
		6,580,454
Commercial Services & Supplies–1.70%
†Clean Harbors, Inc.	55,775	4,889,794
		4,889,794
Communications Equipment–3.52%
†F5, Inc.	30,436	4,657,926
†Lumentum Holdings, Inc.	68,734	5,458,854
		10,116,780
Construction & Engineering–0.95%
†Fluor Corp.	112,511	2,738,518
		2,738,518
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services–1.80%
Voya Financial, Inc.	87,185	$ 5,190,123
		5,190,123
Electric Utilities–4.49%
Alliant Energy Corp.	81,306	4,765,344
Evergy, Inc.	67,531	4,406,398
Portland General Electric Co.	77,330	3,737,359
		12,909,101
Electrical Equipment–1.08%
Regal Rexnord Corp.	27,296	3,098,642
		3,098,642
Electronic Equipment, Instruments & Components–0.92%
†II-VI, Inc.	51,799	2,639,159
		2,639,159
Equity Real Estate Investment Trusts–7.53%
American Assets Trust, Inc.	66,925	1,987,673
Americold Realty Trust, Inc.	115,159	3,459,376
Essential Properties Realty Trust, Inc.	177,143	3,806,803
First Industrial Realty Trust, Inc.	55,189	2,620,374
Gaming & Leisure Properties, Inc.	125,028	5,733,784
†Ryman Hospitality Properties, Inc.	53,309	4,053,083
		21,661,093
Food & Staples Retailing–1.76%
†U.S. Foods Holding Corp.	165,153	5,066,894
		5,066,894
Food Products–0.73%
†Sovos Brands, Inc.	132,356	2,100,490
		2,100,490
Health Care Equipment & Supplies–5.18%
†Avanos Medical, Inc.	104,701	2,862,525
DENTSPLY SIRONA, Inc.	47,791	1,707,573
†Enovis Corp.	36,269	1,994,795
†Haemonetics Corp.	53,022	3,455,974
†Integra LifeSciences Holdings Corp.	90,494	4,889,391
		14,910,258
Health Care Providers & Services–3.66%
Encompass Health Corp.	104,828	5,875,610
†Molina Healthcare, Inc.	16,638	4,652,151
		10,527,761
Hotels, Restaurants & Leisure–2.20%
†Denny's Corp.	239,531	2,079,129
LVIP Wellington SMID Cap Value Fund–3

LVIP Wellington SMID Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Six Flags Entertainment Corp.	58,602	$ 1,271,663
Wyndham Hotels & Resorts, Inc.	45,315	2,978,102
		6,328,894
Household Durables–0.80%
†Meritage Homes Corp.	31,698	2,298,105
		2,298,105
Insurance–10.83%
Aegon NV	1,314,989	5,759,652
†Alleghany Corp.	3,347	2,788,386
Assurant, Inc.	7,777	1,344,254
Everest Re Group Ltd.	12,792	3,585,342
Globe Life, Inc.	43,600	4,249,692
Hanover Insurance Group, Inc.	32,808	4,798,170
James River Group Holdings Ltd.	147,393	3,652,398
Kemper Corp.	103,688	4,966,655
		31,144,549
Interactive Media & Services–1.27%
†Cargurus, Inc.	124,281	2,670,798
†Taboola.com Ltd.	384,543	972,894
		3,643,692
IT Services–1.32%
†FleetCor Technologies, Inc.	18,030	3,788,283
		3,788,283
Life Sciences Tools & Services–1.85%
†Syneos Health, Inc.	74,068	5,309,194
		5,309,194
Machinery–6.33%
†Esab Corp.	56,196	2,458,575
Flowserve Corp.	101,915	2,917,826
Ingersoll Rand, Inc.	83,725	3,523,148
John Bean Technologies Corp.	30,055	3,318,673
Kennametal, Inc.	69,069	1,604,473
†Middleby Corp.	35,082	4,397,880
		18,220,575
Metals & Mining–1.50%
Reliance Steel & Aluminum Co.	25,496	4,330,751
		4,330,751
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–3.47%
Coterra Energy, Inc.	153,349	$ 3,954,871
†Delek U.S. Holdings, Inc.	37,014	956,442
Diamondback Energy, Inc.	22,456	2,720,544
Marathon Oil Corp.	104,740	2,354,555
		9,986,412
Professional Services–1.82%
Leidos Holdings, Inc.	52,107	5,247,696
		5,247,696
Road & Rail–1.13%
Knight-Swift Transportation Holdings, Inc.	70,401	3,258,862
		3,258,862
Semiconductors & Semiconductor Equipment–2.88%
†Cirrus Logic, Inc.	42,609	3,090,857
MKS Instruments, Inc.	38,342	3,935,039
†Synaptics, Inc.	10,801	1,275,058
		8,300,954
Specialty Retail–2.20%
†Burlington Stores, Inc.	12,509	1,704,101
†Five Below, Inc.	11,379	1,290,720
Monro, Inc.	77,671	3,330,532
		6,325,353
Textiles, Apparel & Luxury Goods–1.77%
Columbia Sportswear Co.	34,765	2,488,479
Steven Madden Ltd.	80,768	2,601,537
		5,090,016
Trading Companies & Distributors–1.76%
†AerCap Holdings NV	123,404	5,052,160
		5,052,160
Total Common Stock (Cost $263,116,332)		285,268,931

MONEY MARKET FUND–0.48%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.43%)	1,374,095	1,374,095
Total Money Market Fund (Cost $1,374,095)		1,374,095

TOTAL INVESTMENTS–99.64% (Cost $264,490,427)	286,643,026
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.36%	1,043,181
NET ASSETS APPLICABLE TO 10,864,130 SHARES OUTSTANDING–100.00%	$287,686,207
LVIP Wellington SMID Cap Value Fund–4

LVIP Wellington SMID Cap Value Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP WELLINGTON SMID CAP VALUE FUND STANDARD CLASS ($159,884,385 / 6,021,008 Shares)	$26.554
NET ASSET VALUE PER SHARE–LVIP WELLINGTON SMID CAP VALUE FUND SERVICE CLASS ($127,801,822 / 4,843,122 Shares)	$26.388
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$217,381,114
Distributable earnings/(accumulated loss)	70,305,093
TOTAL NET ASSETS	$287,686,207

† Non-income producing.
★ Includes $449,833 payable for securities purchased, $30,267 payable for fund shares redeemed, $34,438 other accrued expenses payable and $213,125 due to manager and affiliates as of June 30, 2022.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund–5

LVIP Wellington SMID Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends	$ 2,337,317
Foreign taxes withheld	(18,497)
2,318,820
EXPENSES:
Management fees	1,320,437
Distribution fees-Service Class	182,490
Shareholder servicing fees	48,541
Accounting and administration expenses	41,844
Professional fees	16,485
Trustees’ fees and expenses	5,269
Reports and statements to shareholders	5,065
Custodian fees	2,864
Pricing fees	2,681
Consulting fees	1,274
Other	5,671
1,632,621
Less:
Management fees waived	(145,372)
Total operating expenses	1,487,249
NET INVESTMENT INCOME	831,571
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	23,836,896
Foreign currencies	(1,613)
Net realized gain	23,835,283
Net change in unrealized appreciation (depreciation) of:
Investments	(79,190,140)
Foreign currencies	(466)
Net change in unrealized appreciation (depreciation)	(79,190,606)
NET REALIZED AND UNREALIZED LOSS	(55,355,323)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(54,523,752)
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 831,571	$ 1,166,978
Net realized gain	23,835,283	50,968,326
Net change in unrealized appreciation (depreciation)	(79,190,606)	29,349,942
Net increase (decrease) in net assets resulting from operations	(54,523,752)	81,485,246
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(10,661,235)
Service Class	—	(7,726,211)
	—	(18,387,446)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,613,834	38,947,628
Service Class	15,212,754	22,758,622
Reinvestment of dividends and distributions:
Standard Class	—	10,661,235
Service Class	—	7,726,211
	22,826,588	80,093,696
Cost of shares redeemed:
Standard Class	(29,862,901)	(24,996,598)
Service Class	(22,527,908)	(33,792,681)
	(52,390,809)	(58,789,279)
Increase (decrease) in net assets derived from capital share transactions	(29,564,221)	21,304,417
NET INCREASE (DECREASE) IN NET ASSETS	(84,087,973)	84,402,217
NET ASSETS:
Beginning of period	371,774,180	287,371,963
End of period	$287,686,207	$371,774,180
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund–6

LVIP Wellington SMID Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington SMID Cap Value Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 31.474	$ 25.906	$ 27.575	$ 22.929	$ 27.870	$ 25.200
Income (loss) from investment operations:
Net investment income[2]	0.091	0.139	0.190	0.265	0.173	0.098
Net realized and unrealized gain (loss)	(5.011)	7.094	(0.121)	6.599	(4.079)	3.241
Total from investment operations	(4.920)	7.233	0.069	6.864	(3.906)	3.339
Less dividends and distributions from:
Net investment income	—	(0.152)	(0.182)	(0.259)	(0.184)	(0.108)
Net realized gain	—	(1.513)	(1.533)	(1.959)	(0.851)	(0.561)
Return of capital	—	—	(0.023)	—	—	—
Total dividends and distributions	—	(1.665)	(1.738)	(2.218)	(1.035)	(0.669)
Net asset value, end of period	$ 26.554	$ 31.474	$ 25.906	$ 27.575	$ 22.929	$ 27.870
Total return[3]	(15.63%)	28.20%	1.77%	30.59%	(14.53%)	13.43%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 159,884	$212,471	$153,274	$134,735	$ 100,655	$123,063
Ratio of expenses to average net assets	0.78%	0.78%	0.83%	0.83%	0.87%	0.88%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.87%	0.87%	0.92%	0.92%	0.92%	0.92%
Ratio of net investment income to average net assets	0.61%	0.46%	0.85%	1.01%	0.63%	0.36%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.52%	0.37%	0.76%	0.92%	0.58%	0.32%
Portfolio turnover	44%	58%	77%	54%	58%	38%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund–7

LVIP Wellington SMID Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington SMID Cap Value Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 31.316	$ 25.785	$ 27.469	$ 22.856	$ 27.780	$ 25.124
Income (loss) from investment operations:
Net investment income[2]	0.053	0.062	0.134	0.199	0.104	0.032
Net realized and unrealized gain (loss)	(4.981)	7.057	(0.134)	6.570	(4.059)	3.228
Total from investment operations	(4.928)	7.119	—	6.769	(3.955)	3.260
Less dividends and distributions from:
Net investment income	—	(0.075)	(0.134)	(0.197)	(0.118)	(0.043)
Net realized gain	—	(1.513)	(1.533)	(1.959)	(0.851)	(0.561)
Return of capital	—	—	(0.017)	—	—	—
Total dividends and distributions	—	(1.588)	(1.684)	(2.156)	(0.969)	(0.604)
Net asset value, end of period	$ 26.388	$ 31.316	$ 25.785	$ 27.469	$ 22.856	$ 27.780
Total return[3]	(15.73%)	27.88%	1.52%	30.27%	(14.75%)	13.15%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 127,802	$159,303	$134,098	$125,178	$ 94,063	$105,476
Ratio of expenses to average net assets	1.03%	1.03%	1.08%	1.08%	1.12%	1.13%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.12%	1.12%	1.17%	1.17%	1.17%	1.17%
Ratio of net investment income to average net assets	0.36%	0.21%	0.60%	0.76%	0.38%	0.11%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.27%	0.12%	0.51%	0.67%	0.33%	0.07%
Portfolio turnover	44%	58%	77%	54%	58%	38%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund–8

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Wellington SMID Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP Wellington SMID Cap Value Fund–9

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2022, the value and cost of foreign currency held by the LVIP Wellington SMID Cap Value Fund is $4,354 and $5,531 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.
The return of capital portion of the MLP distributions is a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts. For the six months ended June 30, 2022, the Fund estimated that 100% of the MLP distributions received would be treated as a return of capital.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $2,909 for the six months ended June 30, 2022. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 1.05% of the first $25 million of the Fund's average daily net assets; 0.95% of the next $25 million; 0.85% of the next $50 million; 0.75% of the next $150 million; and 0.70% of the Fund's average daily net assets in excess of $250 million.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.115% on the first $100 million of the Fund’s average daily net assets and 0.075% of the Fund’s average daily net assets in excess of $100 million.   The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Wellington Management Company LLP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
LVIP Wellington SMID Cap Value Fund–10

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$11,485
Legal	2,050
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,283 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$176,145
Distribution fees payable to LFD	27,515
Printing and mailing fees payable to Lincoln Life	2,283
Shareholder servicing fees payable to Lincoln Life	7,182
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.
For the six months ended June 30, 2022, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$145,416,373
Sales	174,643,962
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$264,490,427
Aggregate unrealized appreciation of investments	$ 41,726,087
Aggregate unrealized depreciation of investments	(19,573,488)
Net unrealized appreciation of investments	$ 22,152,599
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market
LVIP Wellington SMID Cap Value Fund–11

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$285,268,931	$—	$—	$285,268,931
Money Market Fund	1,374,095	—	—	1,374,095
Total Investments	$286,643,026	$—	$—	$286,643,026
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	252,894	1,299,315
Service Class	508,370	761,745
Shares reinvested:
Standard Class	—	353,395
Service Class	—	257,369
	761,264	2,671,824
Shares redeemed:
Standard Class	(982,649)	(818,403)
Service Class	(752,241)	(1,132,768)
	(1,734,890)	(1,951,171)
Net increase (decrease)	(973,626)	720,653
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
LVIP Wellington SMID Cap Value Fund–12

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2022. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Wellington SMID Cap Value Fund–13

LVIP Wellington SMID Cap Value Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Wellington SMID Cap Value Fund–14

LVIP Western Asset Core Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2022

LVIP Western Asset Core Bond Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Western Asset Core Bond Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2022 to June 30, 2022
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period 1/1/22 to 6/30/22*
Actual
Standard Class Shares	$1,000.00	$865.80	0.51%	$2.36
Service Class Shares	1,000.00	864.70	0.76%	3.51
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.30	0.51%	$2.56
Service Class Shares	1,000.00	1,021.00	0.76%	3.81

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Western Asset Core Bond Fund–1

LVIP Western Asset Core Bond Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2022
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	1.71%
Agency Commercial Mortgage-Backed Securities	0.53%
Agency Mortgage-Backed Securities	27.13%
Corporate Bonds	37.39%
Aerospace & Defense	1.32%
Agriculture	0.67%
Airlines	0.15%
Apparel	0.14%
Auto Manufacturers	0.23%
Banks	10.96%
Beverages	0.56%
Biotechnology	0.06%
Building Materials	0.00%
Chemicals	0.44%
Commercial Services	0.33%
Computers	0.23%
Cosmetics & Personal Care	0.14%
Diversified Financial Services	0.87%
Electric	0.71%
Electronics	0.04%
Entertainment	0.30%
Environmental Control	0.08%
Food	0.34%
Forest Products & Paper	0.31%
Health Care Products	0.12%
Health Care Services	0.81%
Household Products Ware	0.01%
Housewares	0.03%
Insurance	0.45%
Internet	1.01%
Investment Company	0.02%
Iron & Steel	0.30%
Lodging	0.13%
Machinery Diversified	0.08%
Media	1.78%
Mining	1.17%
Miscellaneous Manufacturing	0.18%
Oil & Gas	4.17%
Oil & Gas Services	0.03%
Pharmaceuticals	2.20%
Pipelines	1.90%
Retail	0.76%
Savings & Loans	0.08%
Semiconductors	0.83%
Software	0.88%
Security Type/Sector	Percentage of Net Assets
Telecommunications	2.26%
Transportation	0.31%
Non-Agency Asset-Backed Securities	8.17%
Non-Agency Collateralized Mortgage Obligations	4.76%
Non-Agency Commercial Mortgage-Backed Securities	5.27%
Regional Bonds	0.16%
Sovereign Bonds	2.86%
U.S. Treasury Obligations	13.56%
Options Purchased	0.02%
Money Market Fund	0.83%
Total Investments	102.39%
Options Written	(0.09%)
Liabilities Net of Receivables and Other Assets	(2.30%)
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	42.28%
AAA	14.70%
AA	7.38%
A	16.00%
BBB	18.46%
BB	0.66%
B	0.18%
Non-Rated	0.34%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Western Asset Core Bond Fund–2

LVIP Western Asset Core Bond Fund
Statement of Net Assets
June 30, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.71%
•Fannie Mae Connecticut Avenue Securities
Series 2014-C04 1M2 6.52% (LIBOR01M + 4.90%) 11/25/24	1,220,549	$ 1,259,792
Series 2021-R01 1M2 2.48% (SOFR30A + 1.55%) 10/25/41	1,200,000	1,132,999
Fannie Mae REMICs
*•Series 2010-100 SV 5.01% (6.63% minus LIBOR01M) 9/25/40	1,308,607	203,452
*Series 2012-101 BI 4.00% 9/25/27	55,552	2,075
*•Series 2013-124 SB 4.33% (5.95% minus LIBOR01M) 12/25/43	251,879	31,927
*•Series 2013-54 BS 4.53% (6.15% minus LIBOR01M) 6/25/43	87,366	11,812
Series 2015-65 CZ 3.50% 9/25/45	888,824	850,160
*•Series 2016-61 BS 4.48% (6.10% minus LIBOR01M) 9/25/46	1,662,090	179,535
*•Series 2017-76 SB 4.48% (6.10% minus LIBOR01M) 10/25/57	1,263,764	178,512
*•Series 2017-85 SC 4.58% (6.20% minus LIBOR01M) 11/25/47	276,586	32,681
Series 2020-47 GZ 2.00% 7/25/50	832,621	577,010
Series 2020-56 AQ 2.00% 8/25/50	2,600,000	2,230,821
*Series 2020-56 DI 2.50% 8/25/50	1,002,854	166,222
*Series 2020-57 NI 2.50% 8/25/50	781,934	131,911
*Series 2021-1 IG 2.50% 2/25/51	1,864,198	301,745
*Series 2021-3 IB 2.50% 2/25/51	2,465,212	427,673
*Series 2021-3 QI 2.50% 2/25/51	2,232,457	347,851
*Series 2021-61 KI 2.50% 4/25/49	3,721,547	533,834
*•Series 3973 SA 5.17% (6.49% minus LIBOR01M) 12/15/41	655,028	99,044
Series 4793 CB 3.00% 5/15/48	767,604	730,949
Series 4793 CD 3.00% 6/15/48	478,807	455,866
Series 4813 CJ 3.00% 8/15/48	382,896	369,717
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 5010 IK 2.50% 9/25/50	504,952	$ 75,742
*Series 5010 JI 2.50% 9/25/50	1,273,092	212,497
*Series 5013 IN 2.50% 9/25/50	537,358	89,557
*Series 5018 MI 2.00% 10/25/50	1,159,198	159,858
*Series 5059 IB 2.50% 1/25/51	1,826,733	307,937
*Series 5140 NI 2.50% 5/25/49	2,001,776	278,093
*Series 5148 BI 2.50% 1/25/49	3,971,279	568,755
*Series 5148 CI 2.00% 6/25/49	1,937,032	243,573
Federal Home Loan Mortgage Corp. Series K145 X1 0.32% 6/25/55	7,500,000	207,997
Federal Home Loan Mortgage Corp. REMICS Series 5224 HL 4.00% 4/25/52	1,700,000	1,672,595
•Freddie Mac STACR REMIC Trust
Series 2020-DNA6 M1 1.83% (SOFR30A + 0.90%) 12/25/50	3,697	3,694
Series 2021-DNA6 M2 2.43% (SOFR30A + 1.50%) 10/25/41	3,250,000	2,968,464
Series 2022-DNA3 M1B 3.83% (SOFR30A + 2.90%) 4/25/42	3,470,000	3,250,536
*•Freddie Mac Strips
Series 334 S7 4.78% (6.10% minus LIBOR01M) 8/15/44	965,642	129,602
Series 353 S1 4.68% (6.00% minus LIBOR01M) 12/15/46	417,813	52,323
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA2 M2 3.23% (SOFR30A + 2.30%) 8/25/33	1,180,000	1,115,890
Series 2022-DNA2 M1A 2.23% (SOFR30A + 1.30%) 2/25/42	4,123,137	4,029,266
Series 2022-DNA2 M1B 3.33% (SOFR30A + 2.40%) 2/25/42	4,680,000	4,325,250
GNMA
*•Series 2007-51 SG 4.98% (6.58% minus LIBOR01M) 8/20/37	159,080	20,844
*Series 2013-53 OI 3.50% 4/20/43	824,849	88,659
LVIP Western Asset Core Bond Fund–3

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*•Series 2016-135 SB 4.59% (6.10% minus LIBOR01M) 10/16/46	320,761	$ 57,655
*•Series 2016-21 ST 4.55% (6.15% minus LIBOR01M) 2/20/46	1,359,390	182,452
*Series 2016-84 IG 4.50% 11/16/45	2,013,867	369,850
*•Series 2017-H22 IC 2.59% 11/20/67	1,474,905	91,012
•Series 2018-H13 FC 1.10% (LIBOR01M + 0.30%) 7/20/68	470,668	466,715
*Series 2020-123 IL 2.50% 8/20/50	434,206	61,850
*Series 2020-123 NI 2.50% 8/20/50	1,265,155	182,914
*Series 2020-127 IN 2.50% 8/20/50	591,298	85,462
*Series 2020-129 IE 2.50% 9/20/50	523,618	75,271
*Series 2020-160 IH 2.50% 10/20/50	356,669	53,493
*Series 2020-160 VI 2.50% 10/20/50	517,727	76,337
*Series 2020-160 YI 2.50% 10/20/50	1,856,662	267,491
*Series 2020-181 WI 2.00% 12/20/50	4,143,054	480,679
*Series 2020-47 MI 3.50% 4/20/50	1,191,372	184,358
*Series 2020-47 NI 3.50% 4/20/50	394,369	60,800
•Series 2020-H12 F 1.30% (LIBOR01M + 0.50%) 7/20/70	112,016	110,358
•Series 2020-H13 FA 1.25% (LIBOR01M + 0.45%) 7/20/70	416,046	408,839
•Series 2020-H13 FC 1.25% (LIBOR01M + 0.45%) 7/20/70	117,826	115,879
*Series 2021-29 TI 2.50% 2/20/51	1,921,416	379,817
Total Agency Collateralized Mortgage Obligations (Cost $35,161,326)		33,767,952
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.53%
Fannie Mae-Aces
•Series 2013-M6 1AC 3.46% 2/25/43	49,617	48,840
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae-Aces (continued)
*•Series 2015-M4 X2 0.27% 7/25/22	70,811	$ 0
Series 2018-M15 1A2 3.70% 1/25/36	1,200,000	1,158,050
•Series 2018-M9 APT2 3.22% 4/25/28	93,825	91,301
•Series 2019-M23 3A3 2.72% 10/25/31	550,598	507,254
Series 2019-M4 A2 3.61% 2/25/31	330,000	323,428
Series 2019-M5 A2 3.27% 2/25/29	640,000	627,469
Series 2019-M6 A2 3.45% 1/1/29	608,992	598,449
Series 2020-M6 A 2.50% 10/25/37	180,036	166,297
*♦•Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K142 X1 0.40% 3/25/32	6,799,534	170,259
Series K143 X1 0.45% 4/25/55	6,999,113	204,285
*♦•Freddie Mac Multifamily Structured Pass Through Certificates
Series K058 X1 1.05% 8/25/26	26,831,565	865,068
Series K094 X1 1.02% 6/25/29	2,989,185	153,409
Series K094 XAM 1.28% 6/25/29	4,850,000	342,034
Series K095 XAM 1.37% 6/25/29	1,200,000	90,796
Series K101 X1 0.95% 10/25/29	1,193,307	59,543
Series K104 XAM 1.51% 1/25/30	2,500,000	226,345
Series K116 X1 1.53% 7/25/30	897,244	80,516
Series K133 X1 0.45% 9/25/31	15,381,019	411,984
Series K-1520 X1 0.58% 2/25/36	4,992,756	227,827
Series K737 X1 0.75% 10/25/26	8,418,578	185,087
Series K741 X1 0.66% 12/25/27	2,997,321	78,878
Series K742 X1 0.87% 3/25/28	6,197,477	198,920
Series K743 X1 1.03% 5/25/28	3,999,597	184,278
Series KC05 X1 1.34% 6/25/27	1,567,350	58,313
GNMA
•Series 2013-107 AD 2.85% 11/16/47	477,926	459,348

LVIP Western Asset Core Bond Fund–4

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GNMA (continued)
*•Series 2013-50 IO 0.07% 10/16/48	5,891,361	$ 16,720
*•Series 2013-74 IO 0.56% 12/16/53	10,693,724	144,355
•Series 2014-17 AM 3.34% 6/16/48	4,251	4,244
*•Series 2016-128 IO 0.75% 9/16/56	6,933,764	291,565
*•Series 2017-145 IO 0.52% 4/16/57	1,936,045	71,120
*•Series 2017-157 IO 0.51% 12/16/59	949,615	38,757
*•Series 2017-8 IO 0.44% 8/16/58	1,340,624	39,666
*•Series 2020-109 AI 0.84% 5/16/60	2,185,092	141,629
*•Series 2020-184 IO 0.91% 11/16/60	2,903,036	212,944
*•Series 2021-110 IO 0.88% 11/16/63	4,886,228	371,075
*•Series 2021-133 IO 0.88% 7/16/63	5,433,166	410,471
*•Series 2021-37 IO 0.80% 1/16/61	2,925,929	190,859
*•Series 2021-60 IO 0.82% 5/16/63	2,320,262	158,492
*•Series 2021-68 IO 0.90% 10/16/62	2,837,860	194,906
*•Series 2022-3 IO 0.64% 2/16/61	6,847,895	400,034
*•Series 2022-59 IO 0.57% 2/16/62	3,485,078	208,046
Total Agency Commercial Mortgage-Backed Securities (Cost $13,902,891)		10,412,861
AGENCY MORTGAGE-BACKED SECURITIES–27.13%
Fannie Mae Grantor Trust 2.90% 6/25/27	238,731	232,310
Fannie Mae S.F. 10 yr
•2.15% 2/1/32	2,174,319	1,923,377
2.93% 6/1/30	750,460	716,265
3.20% 2/1/29	182,088	178,811
3.25% 5/1/29	511,361	503,156
3.45% 3/1/29	444,273	442,326
3.47% 3/1/30	863,880	856,066
Fannie Mae S.F. 15 yr
2.95% 7/1/27	1,409,981	1,373,589
3.08% 1/1/28	2,670,000	2,629,137
3.16% 5/1/29	383,730	375,530
3.50% 4/1/32	1,884,139	1,886,221
Fannie Mae S.F. 20 yr
2.00% 6/1/41	361,048	322,797
2.00% 9/1/41	98,164	87,811
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr (continued)
2.50% 9/1/36	435,053	$ 399,612
2.50% 3/1/38	1,302,075	1,197,618
2.50% 3/1/41	793,331	732,609
2.50% 4/1/41	2,873,446	2,651,816
2.50% 5/1/41	2,341,467	2,157,868
2.50% 11/1/41	379,798	349,546
2.50% 4/1/42	1,576,062	1,450,529
3.00% 7/1/35	366,442	359,900
3.00% 2/1/36	899,366	883,317
3.00% 4/1/36	679,550	667,419
3.00% 7/1/36	1,445,003	1,419,203
3.00% 8/1/36	2,385,049	2,342,460
3.00% 10/1/36	3,006,140	2,939,512
3.00% 12/1/36	2,153,705	2,105,977
3.00% 4/1/38	588,842	578,357
3.00% 6/1/38	756,280	742,842
3.00% 3/1/40	688,368	663,534
3.00% 1/1/41	252,114	241,349
3.00% 2/1/41	88,195	83,401
3.00% 10/1/41	185,004	176,648
3.00% 11/1/41	97,413	92,233
3.00% 3/1/42	390,551	371,943
3.00% 4/1/42	394,511	373,643
3.00% 5/1/42	397,007	375,814
3.00% 6/1/42	1,890,178	1,789,660
3.50% 12/1/34	448,264	448,274
3.50% 1/1/35	284,711	284,717
3.50% 2/1/37	192,977	192,032
3.50% 3/1/37	114,402	114,460
3.50% 12/1/37	225,145	224,041
3.50% 8/1/39	176,970	176,109
3.50% 2/1/40	751,004	745,452
3.50% 4/1/42	198,534	194,985
Fannie Mae S.F. 30 yr
2.00% 10/1/41	950,741	849,901
2.00% 12/1/41	2,908,684	2,597,944
2.00% 8/1/50	228,111	199,664
2.00% 9/1/50	3,525,440	3,076,610
2.00% 10/1/50	1,031,803	901,522
2.00% 1/1/51	1,396,374	1,218,239
2.00% 2/1/51	6,343,989	5,545,702
2.00% 3/1/51	9,263,361	8,087,194
2.00% 4/1/51	6,852,741	5,979,480
2.00% 7/1/51	1,206,247	1,051,993
2.00% 8/1/51	1,796,761	1,566,351
2.00% 10/1/51	961,309	838,226
2.00% 11/1/51	970,300	846,000
2.00% 1/1/52	588,732	512,039
2.00% 2/1/52	1,959,395	1,707,454
2.50% 12/1/46	400,000	348,875
2.50% 6/1/50	418,939	379,632
2.50% 8/1/50	133,736	121,144
2.50% 9/1/50	576,463	520,128
2.50% 10/1/50	3,595,631	3,258,489

LVIP Western Asset Core Bond Fund–5

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.50% 11/1/50	2,234,163	$ 2,019,556
2.50% 12/1/50	487,296	441,637
2.50% 1/1/51	2,440,649	2,209,119
2.50% 2/1/51	3,307,067	2,995,162
2.50% 3/1/51	1,260,791	1,139,734
2.50% 4/1/51	1,156,456	1,044,704
2.50% 5/1/51	3,806,836	3,430,368
2.50% 6/1/51	5,801,956	5,254,508
2.50% 7/1/51	2,710,556	2,457,130
2.50% 8/1/51	1,115,018	1,011,474
2.50% 9/1/51	3,492,752	3,163,532
2.50% 10/1/51	5,544,527	5,012,440
2.50% 11/1/51	486,534	435,266
2.50% 12/1/51	1,830,787	1,660,149
2.50% 1/1/52	3,421,612	3,096,682
2.50% 2/1/52	14,556,835	13,145,598
2.50% 3/1/52	4,024,350	3,631,878
2.50% 4/1/52	336,745	296,738
2.50% 7/1/61	5,180,573	4,619,298
3.00% 6/1/43	123,177	117,650
3.00% 7/1/43	290,136	277,121
3.00% 10/1/43	292,438	279,278
3.00% 1/1/45	288,080	275,419
3.00% 9/1/46	67,201	63,671
3.00% 10/1/46	1,019,315	967,567
3.00% 12/1/46	597,642	566,572
3.00% 1/1/47	7,469,860	7,108,898
3.00% 2/1/47	2,743,050	2,610,976
3.00% 11/1/48	389,419	371,706
3.00% 9/1/49	2,321,253	2,138,374
3.00% 1/1/50	1,040,060	973,952
3.00% 2/1/50	1,253,079	1,181,595
3.00% 4/1/50	2,193,570	2,065,809
3.00% 7/1/50	327,378	306,519
3.00% 8/1/50	718,792	673,570
3.00% 9/1/50	791,261	742,379
3.00% 11/1/50	176,437	167,108
3.00% 5/1/51	176,056	165,368
3.00% 6/1/51	601,889	566,393
3.00% 8/1/51	2,139,828	2,025,246
3.00% 9/1/51	999,510	935,668
3.00% 10/1/51	1,486,967	1,392,223
3.00% 11/1/51	2,735,432	2,575,249
3.00% 12/1/51	870,478	821,480
3.00% 1/1/52	2,031,642	1,904,147
3.00% 2/1/52	1,643,191	1,538,607
3.00% 3/1/52	6,686,536	6,307,713
3.00% 4/1/52	2,783,660	2,556,150
3.00% 5/1/52	2,784,773	2,596,701
3.00% 6/1/52	798,695	746,117
3.50% 12/1/42	126,305	124,130
3.50% 3/1/43	984,167	968,346
3.50% 8/1/44	398,218	391,373
3.50% 11/1/44	9,309,282	9,140,876
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 2/1/45	129,764	$ 127,519
3.50% 4/1/45	213,074	208,538
3.50% 12/1/46	1,290,481	1,269,699
3.50% 2/1/47	337,445	329,592
3.50% 3/1/47	643,468	629,941
3.50% 5/1/47	2,842,756	2,780,853
3.50% 6/1/47	304,620	298,299
3.50% 9/1/47	3,267,378	3,199,281
3.50% 10/1/47	137,996	135,461
3.50% 1/1/48	1,016,826	994,076
3.50% 3/1/48	136,722	133,618
3.50% 4/1/48	1,238,197	1,210,744
3.50% 7/1/48	355,184	347,495
3.50% 11/1/48	4,024,035	3,935,713
3.50% 6/1/49	1,596,215	1,559,537
3.50% 1/1/50	574,923	558,747
3.50% 3/1/50	380,565	372,250
3.50% 8/1/50	214,275	209,452
3.50% 9/1/50	251,867	244,365
3.50% 10/1/50	105,468	102,579
3.50% 5/1/51	802,388	775,155
3.50% 7/1/51	2,139,735	2,080,481
3.50% 9/1/51	230,743	222,293
3.50% 12/1/51	571,503	552,502
3.50% 1/1/52	1,273,018	1,234,809
3.50% 3/1/52	1,772,417	1,714,163
3.50% 4/1/52	2,175,245	2,101,802
3.50% 5/1/52	4,576,687	4,430,486
4.00% 11/1/42	708,659	716,734
4.00% 10/1/44	9,055,981	9,119,910
4.00% 2/1/47	164,148	164,973
4.00% 4/1/47	68,688	68,895
4.00% 5/1/47	1,099,235	1,103,100
4.00% 6/1/48	140,549	140,705
4.00% 9/1/48	107,430	107,687
4.00% 1/1/49	817,642	820,597
4.00% 7/1/50	829,159	827,216
4.00% 12/1/50	113,894	113,039
4.00% 5/1/52	1,990,076	1,982,061
4.00% 6/1/52	7,342,211	7,275,805
4.00% 8/1/56	5,614,462	5,612,555
4.00% 6/1/57	1,188,069	1,184,730
4.50% 6/1/38	853,755	878,426
4.50% 6/1/39	732,773	754,312
4.50% 10/1/41	413,060	426,330
4.50% 1/1/42	1,711,369	1,766,429
4.50% 10/1/43	842,823	869,911
4.50% 3/1/44	4,819	4,926
4.50% 8/1/44	1,324,879	1,367,150
4.50% 3/1/46	1,172,846	1,207,544
4.50% 5/1/46	57,264	58,958
4.50% 6/1/48	416,358	424,565
4.50% 7/1/48	582,989	594,486
4.50% 8/1/48	886,780	904,551

LVIP Western Asset Core Bond Fund–6

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 10/1/48	337,846	$ 344,772
4.50% 11/1/48	468,340	477,945
4.50% 9/1/49	2,740,113	2,795,241
4.50% 3/1/50	490,313	500,396
4.50% 6/1/52	3,874,552	3,902,251
4.50% 9/1/57	1,516,462	1,569,033
4.50% 8/1/58	1,546,458	1,599,939
4.50% 1/1/59	154,364	159,708
5.00% 4/1/37	12,079	12,712
5.00% 5/1/48	119,912	123,943
5.00% 8/1/48	111,230	114,913
5.00% 9/1/48	1,077,784	1,126,663
5.00% 11/1/48	275,690	284,027
5.00% 9/1/49	1,412,355	1,467,387
5.50% 5/1/34	307,347	329,153
5.50% 9/1/36	406,218	435,255
5.50% 1/1/38	1,239,935	1,327,762
5.50% 1/1/39	461,585	494,630
5.50% 3/1/40	816,312	874,689
5.50% 3/1/41	412,732	442,243
5.50% 6/1/41	270,548	290,560
5.50% 7/1/41	887,285	951,049
6.00% 1/1/39	40,134	43,992
6.00% 10/1/39	476,403	507,737
6.00% 4/1/40	36,184	39,655
6.00% 10/1/40	166,696	182,686
6.00% 7/1/41	812,838	887,569
Fannie Mae S.F. 30 yr TBA
4.00% 7/1/52	6,500,000	6,409,482
4.00% 8/1/52	200,000	196,848
4.50% 7/1/52	11,700,000	11,744,332
4.50% 8/1/52	400,000	400,578
5.00% 7/1/52	3,300,000	3,368,063
5.00% 8/1/52	1,100,000	1,119,443
5.00% 9/1/52	600,000	609,199
Fannie Mae-Aces 2.94% 7/25/39	256,604	252,738
•Freddie Mac ARM
2.87% (LIBOR12M + 1.62%) 11/1/47	1,374,199	1,358,251
3.01% (LIBOR12M + 1.63%) 11/1/48	3,816,101	3,756,994
3.08% (LIBOR12M + 1.62%) 2/1/50	2,147,971	2,127,400
Freddie Mac S.F. 15 yr
3.00% 9/1/32	169,171	167,675
3.00% 10/1/32	152,617	151,267
3.00% 10/1/33	101,193	100,075
3.00% 12/1/33	30,054	29,432
Freddie Mac S.F. 20 yr
1.50% 10/1/41	3,760,084	3,219,486
1.50% 11/1/41	479,898	410,901
2.00% 9/1/41	3,822,196	3,416,804
2.00% 12/1/41	1,071,660	955,018
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 20 yr (continued)
2.00% 1/1/42	1,867,876	$ 1,669,766
2.50% 4/1/41	168,909	155,456
2.50% 4/1/42	494,311	454,943
3.00% 6/1/36	77,823	76,427
3.00% 5/1/42	395,608	374,689
3.50% 1/1/38	1,476,841	1,460,826
4.50% 8/1/23	341,604	344,707
Freddie Mac S.F. 30 yr
2.00% 11/1/50	1,201,647	1,050,930
2.00% 2/1/51	4,779,602	4,178,976
2.00% 3/1/51	3,803,100	3,320,981
2.00% 4/1/51	1,229,682	1,075,427
2.00% 5/1/51	7,813,032	6,822,223
2.00% 6/1/51	1,293,295	1,127,853
2.00% 8/1/51	19,309,291	16,810,203
2.00% 11/1/51	1,858,810	1,620,442
2.00% 1/1/52	98,964	86,273
2.00% 2/1/52	982,628	856,335
2.50% 6/1/50	136,134	123,466
2.50% 10/1/50	1,507,944	1,374,141
2.50% 11/1/50	5,142,760	4,690,024
2.50% 12/1/50	1,883,011	1,705,733
2.50% 1/1/51	1,687,847	1,530,218
2.50% 2/1/51	2,571,761	2,339,049
2.50% 3/1/51	1,705,917	1,537,898
2.50% 5/1/51	1,584,352	1,434,976
2.50% 7/1/51	6,022,597	5,447,058
2.50% 8/1/51	3,838,003	3,481,794
2.50% 9/1/51	2,513,049	2,269,581
2.50% 11/1/51	9,985,432	9,037,391
2.50% 1/1/52	1,266,267	1,148,771
2.50% 2/1/52	1,476,653	1,337,975
2.50% 3/1/52	98,792	89,204
3.00% 1/1/47	2,768,611	2,627,978
3.00% 9/1/47	1,973,408	1,870,475
3.00% 3/1/48	1,797,099	1,689,337
3.00% 9/1/48	44,207	41,886
3.00% 9/1/49	537,618	510,635
3.00% 11/1/49	530,037	499,267
3.00% 12/1/49	922,042	865,599
3.00% 1/1/50	158,110	148,176
3.00% 2/1/50	1,329,535	1,248,666
3.00% 7/1/50	1,855,482	1,737,021
3.00% 8/1/50	199,212	186,494
3.00% 9/1/50	5,158,054	4,828,982
3.00% 11/1/50	4,902,061	4,589,498
3.00% 2/1/51	184,345	172,861
3.00% 6/1/51	803,736	755,293
3.00% 9/1/51	179,538	167,562
3.00% 10/1/51	581,117	545,532
3.00% 11/1/51	191,863	179,269
3.00% 12/1/51	98,943	92,449
3.00% 1/1/52	2,038,824	1,904,021
3.00% 2/1/52	198,416	185,355

LVIP Western Asset Core Bond Fund–7

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 4/1/52	696,882	$ 652,626
3.00% 6/1/52	800,000	746,588
3.50% 7/1/47	2,925,000	2,859,840
3.50% 11/1/47	3,231,575	3,159,649
3.50% 3/1/48	332,509	325,601
3.50% 4/1/52	2,860,701	2,766,926
3.50% 5/1/52	1,191,819	1,152,427
4.00% 8/1/44	16,044	16,172
4.00% 5/1/45	11,225	11,315
4.00% 10/1/45	16,962	17,080
4.00% 11/1/45	14,090	14,187
4.00% 9/1/46	188,672	187,924
4.00% 12/1/46	21,045	21,136
4.00% 4/1/49	990,285	991,175
4.00% 7/1/49	9,600,000	9,625,275
4.00% 3/1/50	175,817	174,897
4.00% 10/1/51	258,763	256,531
4.00% 5/1/52	1,768,907	1,749,705
4.00% 6/1/52	1,596,623	1,580,287
4.00% 8/1/52	1,100,000	1,082,484
4.50% 10/1/35	185,350	190,862
4.50% 9/1/50	6,150,599	6,222,020
5.00% 11/1/48	124,887	129,890
5.00% 1/1/49	15,084	15,585
GNMA I S.F. 30 yr
3.00% 9/15/42	536,856	516,092
3.00% 10/15/42	50,149	48,019
3.50% 5/15/50	414,881	410,811
4.00% 3/15/50	32,679	33,009
GNMA II S.F. 30 yr
2.00% 12/20/50	1,796,619	1,577,797
2.00% 3/20/51	1,998,457	1,754,643
2.50% 12/20/50	929,402	844,973
2.50% 5/20/51	436,132	394,603
3.00% 1/20/46	71,905	68,973
3.00% 8/20/46	523,035	501,685
3.00% 11/20/46	275,553	264,296
3.00% 2/20/47	96,096	92,179
3.00% 4/20/47	47,878	45,927
3.00% 9/20/47	363,567	347,084
3.00% 2/20/48	5,300	5,044
3.00% 1/20/50	989,290	924,067
3.00% 3/20/50	889,473	831,515
3.00% 7/20/51	900,379	851,450
3.00% 9/20/51	6,643,435	6,274,094
3.00% 11/20/51	1,093,611	1,027,273
3.00% 1/20/52	99,163	95,805
3.00% 2/20/52	3,159,388	2,964,625
3.00% 3/20/52	2,271,263	2,124,071
3.00% 4/20/52	3,085,371	2,886,376
3.50% 3/20/45	11,557	11,427
3.50% 1/20/46	181,879	179,905
3.50% 3/20/46	874,535	863,876
3.50% 4/20/46	569,654	561,633
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.50% 5/20/46	231,159	$ 227,891
3.50% 6/20/46	387,287	381,503
3.50% 7/20/46	237,822	234,433
3.50% 9/20/46	74,831	73,765
3.50% 9/20/47	3,098,975	3,062,110
3.50% 10/20/47	599,374	591,648
3.50% 9/20/48	2,071,120	2,035,593
3.50% 10/20/49	132,119	127,170
3.50% 2/20/50	163,877	160,107
3.50% 7/20/50	250,991	245,460
3.50% 2/20/52	1,871,782	1,821,663
3.50% 3/20/52	498,336	480,847
3.50% 6/20/52	500,000	486,004
4.00% 6/20/47	1,870,742	1,882,433
4.00% 9/20/47	1,151,252	1,159,904
4.00% 11/20/47	593,214	596,918
4.00% 12/20/47	248,779	250,648
4.00% 2/20/48	723,483	729,013
4.00% 3/20/48	268,960	270,323
4.00% 4/20/48	176,058	177,364
4.00% 10/20/49	159,647	162,138
4.00% 11/20/49	1,087,871	1,075,797
4.00% 1/20/50	152,663	156,921
4.00% 2/20/50	787,478	792,652
4.00% 3/20/50	60,786	62,713
4.00% 4/20/50	585,427	598,312
4.50% 7/20/32	392	399
4.50% 6/20/34	917	959
4.50% 2/20/40	2,802	2,929
4.50% 8/20/45	3,845	4,029
4.50% 8/20/47	319,799	331,830
4.50% 4/20/48	579,588	594,365
4.50% 6/20/48	13,102	13,406
4.50% 7/20/48	11,393	11,654
4.50% 8/20/48	2,393,822	2,436,002
4.50% 10/20/48	502,975	515,597
4.50% 12/20/48	836,929	851,676
4.50% 1/20/49	154,407	157,940
4.50% 2/20/50	1,387,950	1,420,158
4.50% 3/20/50	196,741	200,350
4.50% 5/20/50	2,172,958	2,219,410
4.50% 11/20/50	1,057,464	1,081,536
4.50% 12/20/50	247,850	253,220
5.00% 12/20/51	94,992	97,615
5.00% 9/21/52	2,700,000	2,744,719
GNMA II S.F. 30 yr TBA
3.50% 8/18/52	1,600,000	1,552,125
4.00% 7/1/52	7,100,000	7,068,799
4.00% 8/1/52	1,700,000	1,688,545
4.50% 8/1/52	2,000,000	2,021,406
4.50% 9/1/52	4,600,000	4,630,547
Total Agency Mortgage-Backed Securities (Cost $567,859,932)		534,778,800

LVIP Western Asset Core Bond Fund–8

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–37.39%
Aerospace & Defense–1.32%
Boeing Co.
2.70% 2/1/27	220,000	$ 195,785
2.80% 3/1/27	320,000	285,823
3.10% 5/1/26	250,000	232,814
3.20% 3/1/29	1,090,000	943,159
3.25% 2/1/35	3,280,000	2,481,847
3.75% 2/1/50	420,000	296,367
4.88% 5/1/25	3,320,000	3,307,745
5.15% 5/1/30	2,010,000	1,929,355
5.71% 5/1/40	1,290,000	1,203,269
5.81% 5/1/50	2,610,000	2,397,211
5.93% 5/1/60	740,000	673,711
General Dynamics Corp.
4.25% 4/1/40	60,000	57,361
4.25% 4/1/50	240,000	230,763
L3Harris Technologies, Inc. 4.85% 4/27/35	580,000	570,471
Lockheed Martin Corp.
3.55% 1/15/26	468,000	468,847
4.50% 5/15/36	240,000	238,441
Northrop Grumman Corp.
2.93% 1/15/25	1,600,000	1,564,721
3.25% 1/15/28	660,000	627,344
5.25% 5/1/50	4,450,000	4,711,060
Raytheon Technologies Corp.
2.25% 7/1/30	750,000	646,561
3.13% 7/1/50	2,000,000	1,529,813
3.95% 8/16/25	980,000	982,052
4.13% 11/16/28	480,000	473,698
		26,048,218
Agriculture–0.67%
Altria Group, Inc.
2.35% 5/6/25	230,000	217,166
2.45% 2/4/32	950,000	715,472
3.40% 2/4/41	800,000	529,553
4.40% 2/14/26	1,370,000	1,345,756
4.80% 2/14/29	117,000	111,170
5.80% 2/14/39	530,000	481,653
5.95% 2/14/49	680,000	595,856
6.20% 2/14/59	678,000	616,066
BAT Capital Corp.
3.56% 8/15/27	2,980,000	2,726,219
3.73% 9/25/40	750,000	525,892
4.54% 8/15/47	1,120,000	821,191
Cargill, Inc. 1.38% 7/23/23	850,000	833,190
Philip Morris International, Inc.
1.13% 5/1/23	510,000	500,350
2.10% 5/1/30	1,060,000	868,339
2.50% 8/22/22	200,000	199,874
4.50% 3/20/42	2,340,000	2,026,533
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Reynolds American, Inc. 5.85% 8/15/45	200,000	$ 167,819
		13,282,099
Airlines–0.15%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50% 10/20/25	1,530,000	1,486,644
4.75% 10/20/28	1,460,000	1,379,084
		2,865,728
Apparel–0.14%
NIKE, Inc.
2.40% 3/27/25	500,000	486,916
2.75% 3/27/27	420,000	404,180
2.85% 3/27/30	1,600,000	1,469,872
3.25% 3/27/40	430,000	368,237
		2,729,205
Auto Manufacturers–0.23%
BMW U.S. Capital LLC 2.80% 4/11/26	644,000	615,850
Ford Motor Credit Co. LLC 3.10% 5/4/23	1,366,000	1,340,654
General Motors Co. 6.75% 4/1/46	191,000	191,646
General Motors Financial Co., Inc.
3.10% 1/12/32	310,000	249,163
3.70% 5/9/23	2,090,000	2,089,256
		4,486,569
Banks–10.96%
Banco Santander SA
•2.13% (LIBOR03M + 1.12%) 4/12/23	600,000	599,784
2.75% 5/28/25	2,600,000	2,461,920
3.85% 4/12/23	1,000,000	999,102
μ4.18% 3/24/28	200,000	190,836
Bank of America Corp.
μ1.32% 6/19/26	190,000	172,718
μ1.90% 7/23/31	1,710,000	1,366,651
μ2.57% 10/20/32	2,790,000	2,301,225
μ2.59% 4/29/31	1,010,000	856,624
μ2.97% 2/4/33	960,000	817,846
3.30% 1/11/23	840,000	841,343
μ3.55% 3/5/24	1,600,000	1,594,861
μ3.59% 7/21/28	3,730,000	3,517,770
μ3.97% 3/5/29	2,000,000	1,907,089
μ3.97% 2/7/30	1,170,000	1,105,162
μ4.08% 3/20/51	4,850,000	4,180,016
4.25% 10/22/26	3,410,000	3,361,949
μ4.33% 3/15/50	950,000	853,153
4.45% 3/3/26	5,111,000	5,086,282

LVIP Western Asset Core Bond Fund–9

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp. (continued)
5.00% 1/21/44	2,180,000	$ 2,141,291
Bank of Montreal
1.85% 5/1/25	1,670,000	1,579,774
μ3.80% 12/15/32	300,000	278,066
Bank of New York Mellon Corp. 1.60% 4/24/25	500,000	470,605
Bank of Nova Scotia
1.30% 6/11/25	860,000	797,899
3.45% 4/11/25	2,120,000	2,092,016
μ4.59% 5/4/37	770,000	707,906
μBarclays PLC
4.97% 5/16/29	1,900,000	1,867,312
5.09% 6/20/30	800,000	755,118
BNP Paribas SA
μ2.22% 6/9/26	1,080,000	997,027
3.38% 1/9/25	500,000	488,324
μ4.38% 3/1/33	420,000	389,564
4.40% 8/14/28	1,790,000	1,712,541
4.63% 3/13/27	390,000	381,702
μ4.71% 1/10/25	3,170,000	3,168,342
μ5.20% 1/10/30	1,260,000	1,258,404
BPCE SA 5.15% 7/21/24	780,000	779,795
Canadian Imperial Bank of Commerce 0.95% 6/23/23	840,000	815,723
Citigroup, Inc.
μ1.68% 5/15/24	960,000	940,683
μ2.52% 11/3/32	1,000,000	811,353
μ2.57% 6/3/31	4,220,000	3,547,284
μ3.11% 4/8/26	670,000	643,170
3.30% 4/27/25	4,070,000	3,992,076
μ3.79% 3/17/33	1,640,000	1,477,629
4.45% 9/29/27	11,160,000	10,929,339
4.65% 7/23/48	2,030,000	1,889,686
μ4.66% 5/24/28	390,000	386,996
4.75% 5/18/46	620,000	553,559
μ4.91% 5/24/33	1,020,000	1,006,460
8.13% 7/15/39	60,000	78,052
Cooperatieve Rabobank UA
μ3.65% 4/6/28	850,000	807,380
μ3.76% 4/6/33	750,000	676,794
4.38% 8/4/25	3,000,000	2,974,819
μCredit Agricole SA
1.91% 6/16/26	710,000	652,944
4.00% 1/10/33	550,000	502,408
Credit Suisse AG
1.00% 5/5/23	5,100,000	4,990,785
2.95% 4/9/25	980,000	937,935
Credit Suisse Group AG
μ3.09% 5/14/32	1,110,000	883,330
μ4.19% 4/1/31	1,680,000	1,486,530
4.55% 4/17/26	1,141,000	1,115,171
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Danske Bank AS
1.23% 6/22/24	200,000	$ 188,141
μ3.24% 12/20/25	350,000	333,537
3.88% 9/12/23	410,000	408,221
5.38% 1/12/24	1,970,000	1,987,438
Goldman Sachs Group, Inc.
μ2.65% 10/21/32	990,000	815,797
μ2.91% 7/21/42	760,000	554,931
3.20% 2/23/23	970,000	970,338
μ3.21% 4/22/42	330,000	251,998
3.50% 4/1/25	620,000	607,758
3.50% 11/16/26	5,140,000	4,931,349
μ3.62% 3/15/28	360,000	340,711
3.63% 2/20/24	720,000	717,671
μ3.69% 6/5/28	3,000,000	2,844,847
μ4.22% 5/1/29	3,140,000	3,018,145
4.25% 10/21/25	2,090,000	2,073,865
4.75% 10/21/45	1,070,000	994,554
5.15% 5/22/45	800,000	759,861
6.25% 2/1/41	1,660,000	1,839,202
6.75% 10/1/37	750,000	830,566
HSBC Holdings PLC
μ3.97% 5/22/30	2,280,000	2,094,339
μ4.04% 3/13/28	1,610,000	1,528,908
4.30% 3/8/26	710,000	702,631
4.95% 3/31/30	200,000	197,593
Intesa Sanpaolo SpA
3.13% 7/14/22	4,799,000	4,799,192
3.38% 1/12/23	630,000	627,231
JPMorgan Chase & Co.
μ1.51% 6/1/24	2,440,000	2,378,529
μ2.08% 4/22/26	1,550,000	1,449,363
μ2.52% 4/22/31	4,040,000	3,440,943
μ2.55% 11/8/32	740,000	614,821
μ3.11% 4/22/51	990,000	725,585
3.63% 12/1/27	510,000	489,604
μ4.02% 12/5/24	2,200,000	2,192,458
μ4.20% 7/23/29	1,170,000	1,128,447
4.25% 10/1/27	6,738,000	6,674,854
μ4.45% 12/5/29	1,930,000	1,879,640
Lloyds Banking Group PLC
μ2.91% 11/7/23	2,120,000	2,112,640
3.90% 3/12/24	200,000	198,795
4.65% 3/24/26	1,410,000	1,381,430
μMitsubishi UFJ Financial Group, Inc.
3.84% 4/17/26	770,000	759,342
4.08% 4/19/28	790,000	769,451
μMorgan Stanley
2.19% 4/28/26	2,210,000	2,068,898
2.70% 1/22/31	2,280,000	1,974,754
3.62% 4/1/31	2,930,000	2,691,335
3.77% 1/24/29	1,620,000	1,537,129
4.43% 1/23/30	70,000	68,014

LVIP Western Asset Core Bond Fund–10

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
National Securities Clearing Corp.
1.20% 4/23/23	760,000	$ 748,997
1.50% 4/23/25	630,000	592,836
μNatWest Group PLC
4.27% 3/22/25	1,090,000	1,078,792
4.52% 6/25/24	2,580,000	2,573,372
4.89% 5/18/29	620,000	600,843
Nordea Bank Abp 1.00% 6/9/23	1,540,000	1,502,927
PNC Bank NA 3.88% 4/10/25	892,000	884,452
Royal Bank of Canada
1.15% 6/10/25	820,000	758,636
1.60% 4/17/23	1,430,000	1,414,024
3.88% 5/4/32	260,000	247,998
State Street Corp. 3.10% 5/15/23	730,000	728,063
Swedbank AB 1.30% 6/2/23	1,050,000	1,027,666
Toronto-Dominion Bank
0.75% 6/12/23	1,590,000	1,546,050
1.15% 6/12/25	820,000	756,539
4.46% 6/8/32	1,550,000	1,532,693
U.S. Bancorp 1.45% 5/12/25	1,920,000	1,799,262
UBS AG 4.50% 6/26/48	200,000	189,596
UBS Group AG
μ2.75% 2/11/33	440,000	358,092
μ2.86% 8/15/23	280,000	279,902
4.13% 4/15/26	1,176,000	1,157,357
4.25% 3/23/28	3,740,000	3,628,533
μ4.49% 5/12/26	550,000	547,899
μ4.75% 5/12/28	720,000	712,534
Wells Fargo & Co.
μ1.65% 6/2/24	1,940,000	1,894,728
μ2.19% 4/30/26	1,580,000	1,478,173
μ2.39% 6/2/28	980,000	877,618
μ2.88% 10/30/30	1,820,000	1,600,464
3.00% 10/23/26	1,390,000	1,311,531
μ3.35% 3/2/33	300,000	266,240
3.75% 1/24/24	430,000	431,018
4.13% 8/15/23	460,000	463,328
4.15% 1/24/29	1,700,000	1,643,337
4.30% 7/22/27	874,000	864,330
4.40% 6/14/46	2,750,000	2,393,647
μ4.48% 4/4/31	1,620,000	1,584,282
4.65% 11/4/44	30,000	26,981
4.75% 12/7/46	2,640,000	2,416,802
4.90% 11/17/45	1,630,000	1,510,764
μ5.01% 4/4/51	9,590,000	9,405,859
		215,971,144
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages–0.56%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/46	3,800,000	$ 3,571,581
Anheuser-Busch InBev Worldwide, Inc.
3.50% 6/1/30	2,860,000	2,680,859
4.35% 6/1/40	1,100,000	984,327
4.50% 6/1/50	210,000	188,785
4.60% 4/15/48	160,000	143,647
4.75% 1/23/29	510,000	518,855
5.55% 1/23/49	250,000	255,330
Coca-Cola Co.
1.45% 6/1/27	520,000	470,590
2.50% 3/15/51	140,000	101,391
2.60% 6/1/50	370,000	275,527
Constellation Brands, Inc.
2.25% 8/1/31	130,000	105,430
3.60% 5/9/24	460,000	458,287
4.35% 5/9/27	650,000	644,484
PepsiCo, Inc.
1.63% 5/1/30	190,000	161,116
2.25% 3/19/25	100,000	97,391
2.63% 3/19/27	70,000	67,168
2.88% 10/15/49	310,000	246,130
		10,970,898
Biotechnology–0.06%
Gilead Sciences, Inc.
3.65% 3/1/26	590,000	579,411
4.75% 3/1/46	690,000	661,482
		1,240,893
Building Materials–0.00%
Carrier Global Corp. 3.58% 4/5/50	90,000	68,114
		68,114
Chemicals–0.44%
Equate Petrochemical BV
2.63% 4/28/28	2,630,000	2,334,125
4.25% 11/3/26	2,120,000	2,077,778
MEGlobal Canada ULC 5.88% 5/18/30	340,000	357,000
OCP SA 4.50% 10/22/25	1,257,000	1,235,003
Orbia Advance Corp. SAB de CV
1.88% 5/11/26	1,650,000	1,472,625
2.88% 5/11/31	1,560,000	1,251,900
		8,728,431
Commercial Services–0.33%
Cintas Corp. No. 2
3.70% 4/1/27	690,000	681,478

LVIP Western Asset Core Bond Fund–11

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Cintas Corp. No. 2 (continued)
4.00% 5/1/32	420,000	$ 412,471
DP World Ltd. 5.63% 9/25/48	4,160,000	3,891,605
PayPal Holdings, Inc.
1.65% 6/1/25	760,000	716,930
2.30% 6/1/30	500,000	429,231
4.40% 6/1/32	290,000	287,094
		6,418,809
Computers–0.23%
Apple, Inc.
1.13% 5/11/25	1,590,000	1,492,452
2.45% 8/4/26	950,000	908,710
3.85% 8/4/46	500,000	457,335
International Business Machines Corp. 3.00% 5/15/24	1,620,000	1,607,025
		4,465,522
Cosmetics & Personal Care–0.14%
GSK Consumer Healthcare Capital U.S. LLC
3.38% 3/24/27	840,000	803,990
3.38% 3/24/29	590,000	551,954
3.63% 3/24/32	890,000	822,503
Procter & Gamble Co.
2.80% 3/25/27	160,000	154,774
3.00% 3/25/30	490,000	462,308
		2,795,529
Diversified Financial Services–0.87%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	1,260,000	1,097,161
3.00% 10/29/28	1,850,000	1,558,290
3.30% 1/30/32	1,040,000	832,511
Air Lease Corp. 3.38% 7/1/25	550,000	517,922
American Express Co.
2.50% 7/30/24	4,110,000	3,998,779
3.38% 5/3/24	580,000	575,826
4.05% 5/3/29	1,040,000	1,019,667
Intercontinental Exchange, Inc.
4.60% 3/15/33	2,290,000	2,271,329
4.95% 6/15/52	300,000	295,238
Mastercard, Inc. 3.85% 3/26/50	2,780,000	2,545,369
Visa, Inc. 4.30% 12/14/45	2,560,000	2,528,834
		17,240,926
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric–0.71%
American Transmission Systems, Inc. 2.65% 1/15/32	320,000	$ 271,024
Cleveland Electric Illuminating Co. 3.50% 4/1/28	300,000	282,250
Comision Federal de Electricidad
3.88% 7/26/33	910,000	686,595
4.75% 2/23/27	920,000	879,750
4.88% 1/15/24	380,000	377,150
Consolidated Edison Co. of New York, Inc.
3.35% 4/1/30	330,000	307,418
3.95% 4/1/50	260,000	225,674
Duke Energy Corp.
2.40% 8/15/22	1,470,000	1,469,485
3.15% 8/15/27	320,000	302,258
FirstEnergy Corp.
1.60% 1/15/26	330,000	287,925
4.40% 7/15/27	2,120,000	1,999,648
MidAmerican Energy Co. 3.65% 4/15/29	1,080,000	1,049,217
Mid-Atlantic Interstate Transmission LLC 4.10% 5/15/28	210,000	204,888
Pacific Gas & Electric Co.
2.10% 8/1/27	190,000	159,270
2.50% 2/1/31	470,000	359,518
3.30% 8/1/40	100,000	68,946
3.50% 8/1/50	230,000	153,629
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	1,300,000	1,248,754
5.45% 5/21/28	690,000	696,079
6.15% 5/21/48	3,210,000	2,934,775
		13,964,253
Electronics–0.04%
Honeywell International, Inc. 1.35% 6/1/25	930,000	875,326
		875,326
Entertainment–0.30%
Magallanes, Inc.
3.76% 3/15/27	420,000	393,957
4.05% 3/15/29	540,000	494,627
4.28% 3/15/32	3,230,000	2,886,788
5.05% 3/15/42	200,000	170,158
5.14% 3/15/52	2,360,000	1,980,866
		5,926,396

LVIP Western Asset Core Bond Fund–12

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control–0.08%
Republic Services, Inc. 2.50% 8/15/24	590,000	$ 571,277
Waste Management, Inc. 2.40% 5/15/23	960,000	953,709
		1,524,986
Food–0.34%
Danone SA
2.59% 11/2/23	1,160,000	1,146,228
2.95% 11/2/26	360,000	345,431
Kraft Heinz Foods Co. 3.00% 6/1/26	1,482,000	1,396,188
Mars, Inc.
2.38% 7/16/40	1,250,000	909,468
2.70% 4/1/25	340,000	332,127
3.20% 4/1/30	1,040,000	965,739
Mondelez International Holdings Netherlands BV 2.13% 9/19/22	550,000	548,758
Mondelez International, Inc. 1.50% 5/4/25	1,140,000	1,064,268
		6,708,207
Forest Products & Paper–0.31%
Suzano Austria GmbH 6.00% 1/15/29	6,200,000	6,145,254
		6,145,254
Health Care Products–0.12%
Abbott Laboratories
3.75% 11/30/26	484,000	486,514
4.75% 11/30/36	650,000	688,660
4.90% 11/30/46	920,000	964,072
Medtronic, Inc. 4.63% 3/15/45	134,000	134,378
		2,273,624
Health Care Services–0.81%
Aetna, Inc. 3.88% 8/15/47	470,000	388,252
Elevance Health, Inc.
2.95% 12/1/22	600,000	599,658
3.35% 12/1/24	430,000	424,064
3.65% 12/1/27	430,000	418,490
4.10% 5/15/32	1,170,000	1,138,254
4.55% 5/15/52	650,000	611,324
Humana, Inc.
3.13% 8/15/29	1,100,000	993,957
3.70% 3/23/29	1,740,000	1,647,161
3.95% 3/15/27	1,220,000	1,196,606
4.50% 4/1/25	150,000	151,084
4.80% 3/15/47	50,000	48,012
Roche Holdings, Inc. 2.61% 12/13/51	2,600,000	1,887,776
UnitedHealth Group, Inc.
1.25% 1/15/26	300,000	276,688
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc. (continued)
2.00% 5/15/30	980,000	$ 839,776
2.30% 5/15/31	160,000	138,571
2.38% 10/15/22	120,000	119,991
2.90% 5/15/50	500,000	374,462
3.13% 5/15/60	100,000	72,960
3.50% 6/15/23	290,000	290,962
3.70% 8/15/49	1,330,000	1,134,292
3.75% 7/15/25	550,000	549,256
3.88% 12/15/28	300,000	298,384
3.88% 8/15/59	650,000	561,445
4.00% 5/15/29	830,000	822,116
4.20% 5/15/32	580,000	579,527
4.25% 6/15/48	210,000	195,803
4.45% 12/15/48	160,000	153,558
		15,912,429
Household Products Ware–0.01%
Kimberly-Clark Corp. 3.10% 3/26/30	250,000	233,693
		233,693
Housewares–0.03%
Newell Brands, Inc.
4.10% 4/1/23	257,000	254,751
4.45% 4/1/26	460,000	438,156
		692,907
Insurance–0.45%
American International Group, Inc. 2.50% 6/30/25	500,000	476,524
Berkshire Hathaway Finance Corp. 4.25% 1/15/49	1,190,000	1,096,012
Chubb INA Holdings, Inc. 3.35% 5/3/26	590,000	576,997
Guardian Life Global Funding 1.10% 6/23/25	320,000	295,384
MassMutual Global Funding II 0.85% 6/9/23	2,500,000	2,442,493
MetLife, Inc. 6.40% 12/15/66	1,600,000	1,608,416
Metropolitan Life Global Funding I 0.90% 6/8/23	1,630,000	1,595,342
New York Life Global Funding 0.95% 6/24/25	600,000	552,770
Principal Life Global Funding II 1.25% 6/23/25	300,000	275,517
		8,919,455
Internet–1.01%
Alphabet, Inc.
1.10% 8/15/30	1,500,000	1,231,085
1.90% 8/15/40	620,000	444,451
2.05% 8/15/50	380,000	254,756

LVIP Western Asset Core Bond Fund–13

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Amazon.com, Inc.
1.50% 6/3/30	1,440,000	$ 1,196,461
2.10% 5/12/31	980,000	839,523
2.50% 6/3/50	7,320,000	5,159,077
3.15% 8/22/27	750,000	729,205
3.30% 4/13/27	280,000	274,696
3.45% 4/13/29	600,000	583,250
3.60% 4/13/32	2,460,000	2,368,773
3.88% 8/22/37	500,000	473,958
4.05% 8/22/47	610,000	570,962
4.25% 8/22/57	200,000	187,636
4.95% 12/5/44	630,000	659,604
Prosus NV
3.68% 1/21/30	800,000	637,349
4.03% 8/3/50	3,570,000	2,217,210
Tencent Holdings Ltd.
2.39% 6/3/30	2,000,000	1,674,063
3.60% 1/19/28	390,000	370,453
		19,872,512
Investment Company–0.02%
Temasek Financial I Ltd. 2.38% 1/23/23	368,000	366,889
		366,889
Iron & Steel–0.30%
Vale Overseas Ltd.
6.25% 8/10/26	4,600,000	4,803,734
6.88% 11/21/36	1,000,000	1,073,500
		5,877,234
Lodging–0.13%
Las Vegas Sands Corp. 3.20% 8/8/24	1,700,000	1,605,830
Sands China Ltd. 5.13% 8/8/25	1,120,000	939,265
		2,545,095
Machinery Diversified–0.08%
Deere & Co.
3.10% 4/15/30	210,000	196,121
3.75% 4/15/50	1,210,000	1,104,580
Otis Worldwide Corp. 2.06% 4/5/25	400,000	378,799
		1,679,500
Media–1.78%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 3/1/42	370,000	256,758
4.20% 3/15/28	1,760,000	1,644,368
4.40% 4/1/33	2,240,000	1,999,957
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
4.80% 3/1/50	970,000	$ 768,589
4.91% 7/23/25	3,161,000	3,168,334
5.05% 3/30/29	1,700,000	1,636,183
5.13% 7/1/49	340,000	281,425
5.38% 4/1/38	1,670,000	1,484,340
5.38% 5/1/47	850,000	723,742
5.50% 4/1/63	630,000	535,121
6.48% 10/23/45	1,210,000	1,176,325
Comcast Corp.
2.80% 1/15/51	1,220,000	863,156
2.89% 11/1/51	1,330,000	950,111
2.94% 11/1/56	244,000	169,554
3.15% 3/1/26	1,106,000	1,076,556
3.25% 11/1/39	110,000	90,408
3.40% 4/1/30	750,000	703,708
3.40% 7/15/46	90,000	71,895
3.45% 2/1/50	520,000	413,629
3.75% 4/1/40	430,000	376,878
3.95% 10/15/25	2,220,000	2,228,759
3.97% 11/1/47	1,480,000	1,279,786
4.00% 8/15/47	180,000	155,668
4.00% 3/1/48	140,000	121,702
4.00% 11/1/49	130,000	113,360
4.05% 11/1/52	3,580,000	3,128,648
4.15% 10/15/28	3,050,000	3,041,536
4.25% 10/15/30	2,370,000	2,336,703
4.95% 10/15/58	130,000	129,788
Fox Corp. 5.48% 1/25/39	2,970,000	2,883,357
Time Warner Cable LLC
6.55% 5/1/37	260,000	260,332
7.30% 7/1/38	500,000	522,080
Walt Disney Co. 6.65% 11/15/37	460,000	547,989
		35,140,745
Mining–1.17%
Anglo American Capital PLC
3.63% 9/11/24	1,100,000	1,078,747
4.00% 9/11/27	930,000	884,135
4.75% 4/10/27	430,000	424,805
Barrick Gold Corp. 5.25% 4/1/42	10,000	9,842
Barrick North America Finance LLC 5.70% 5/30/41	1,760,000	1,822,277
BHP Billiton Finance USA Ltd. 5.00% 9/30/43	920,000	945,709
Corp. Nacional del Cobre de Chile 3.63% 8/1/27	5,270,000	4,990,454
Freeport-McMoRan, Inc.
5.40% 11/14/34	350,000	341,568

LVIP Western Asset Core Bond Fund–14

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Freeport-McMoRan, Inc. (continued)
5.45% 3/15/43	290,000	$ 268,264
Glencore Finance Canada Ltd. 4.25% 10/25/22	820,000	819,418
Glencore Funding LLC
3.88% 10/27/27	120,000	113,472
4.00% 3/27/27	1,540,000	1,480,793
4.13% 5/30/23	10,000	9,966
4.13% 3/12/24	870,000	865,636
4.63% 4/29/24	1,380,000	1,380,413
Southern Copper Corp. 5.25% 11/8/42	7,810,000	7,628,574
		23,064,073
Miscellaneous Manufacturing–0.18%
3M Co.
2.38% 8/26/29	2,510,000	2,251,317
3.70% 4/15/50	310,000	265,619
Eaton Corp. 4.15% 11/2/42	1,030,000	924,335
General Electric Co. 6.75% 3/15/32	119,000	133,128
		3,574,399
Oil & Gas–4.17%
Apache Corp.
4.75% 4/15/43	3,700,000	2,881,259
6.00% 1/15/37	2,223,000	2,045,999
BP Capital Markets America, Inc.
2.77% 11/10/50	310,000	215,064
2.94% 6/4/51	190,000	135,850
3.00% 2/24/50	1,830,000	1,328,520
3.12% 5/4/26	1,820,000	1,765,119
3.41% 2/11/26	200,000	196,361
3.63% 4/6/30	590,000	558,179
3.79% 2/6/24	180,000	180,736
Chevron Corp.
1.55% 5/11/25	990,000	938,724
2.00% 5/11/27	260,000	238,980
3.08% 5/11/50	610,000	485,046
Chevron USA, Inc.
3.25% 10/15/29	2,060,000	1,955,169
3.85% 1/15/28	1,620,000	1,609,033
Continental Resources, Inc.
3.80% 6/1/24	640,000	631,354
4.38% 1/15/28	1,360,000	1,278,400
4.50% 4/15/23	290,000	291,001
4.90% 6/1/44	310,000	244,060
5.75% 1/15/31	30,000	29,008
Coterra Energy, Inc.
3.90% 5/15/27	1,260,000	1,208,068
4.38% 6/1/24	340,000	339,836
4.38% 3/15/29	3,560,000	3,491,864
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Devon Energy Corp.
4.50% 1/15/30	835,000	$ 788,742
4.75% 5/15/42	200,000	181,377
5.00% 6/15/45	3,665,000	3,398,694
5.60% 7/15/41	1,237,000	1,228,726
5.85% 12/15/25	750,000	780,649
Diamondback Energy, Inc.
3.13% 3/24/31	380,000	330,962
3.25% 12/1/26	440,000	429,281
3.50% 12/1/29	1,840,000	1,685,374
Ecopetrol SA 5.88% 5/28/45	4,070,000	2,764,894
EOG Resources, Inc.
3.90% 4/1/35	1,280,000	1,181,312
4.38% 4/15/30	1,230,000	1,234,868
4.95% 4/15/50	1,780,000	1,838,581
EQT Corp. 7.50% 2/1/30	900,000	966,051
Exxon Mobil Corp.
1.57% 4/15/23	90,000	89,103
2.44% 8/16/29	1,230,000	1,106,573
2.99% 3/19/25	2,340,000	2,303,905
3.04% 3/1/26	490,000	480,589
3.45% 4/15/51	750,000	612,726
3.48% 3/19/30	910,000	872,740
4.11% 3/1/46	760,000	693,001
4.33% 3/19/50	120,000	113,122
KazMunayGas National Co. JSC
5.38% 4/24/30	2,550,000	2,246,723
5.75% 4/19/47	2,700,000	2,064,528
πLukoil Capital DAC 2.80% 4/26/27	2,090,000	1,274,900
πLukoil Capital DAC 3.60% 10/26/31	2,670,000	1,387,065
Occidental Petroleum Corp.
3.00% 2/15/27	820,000	738,000
3.50% 8/15/29	500,000	446,640
4.10% 2/15/47	760,000	584,249
4.20% 3/15/48	210,000	163,039
4.40% 4/15/46	380,000	307,036
4.50% 7/15/44	2,850,000	2,258,625
4.63% 6/15/45	1,170,000	957,903
5.55% 3/15/26	220,000	218,467
6.60% 3/15/46	2,530,000	2,686,860
Pertamina Persero PT 6.00% 5/3/42	1,790,000	1,715,231
Petroleos del Peru SA
4.75% 6/19/32	2,790,000	2,153,183
5.63% 6/19/47	1,490,000	1,010,950
Petroleos Mexicanos
5.50% 6/27/44	790,000	452,101
5.63% 1/23/46	2,710,000	1,537,601
6.38% 1/23/45	900,000	544,500
6.63% 6/15/35	1,746,000	1,190,615
6.88% 8/4/26	365,000	328,500

LVIP Western Asset Core Bond Fund–15

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Pioneer Natural Resources Co.
1.13% 1/15/26	210,000	$ 187,636
1.90% 8/15/30	850,000	694,212
2.15% 1/15/31	1,830,000	1,506,692
Reliance Industries Ltd.
2.88% 1/12/32	1,520,000	1,260,986
3.63% 1/12/52	2,650,000	1,921,072
Shell International Finance BV
2.38% 11/7/29	200,000	176,553
2.75% 4/6/30	420,000	379,038
2.88% 5/10/26	804,000	776,175
3.25% 4/6/50	2,490,000	1,961,951
4.00% 5/10/46	2,760,000	2,457,701
Sinopec Group Overseas Development 2014 Ltd. 4.38% 4/10/24	1,410,000	1,432,550
		82,150,182
Oil & Gas Services–0.03%
Halliburton Co.
3.80% 11/15/25	27,000	26,731
5.00% 11/15/45	290,000	265,932
Schlumberger Holdings Corp. 3.90% 5/17/28	295,000	278,734
		571,397
Pharmaceuticals–2.20%
AbbVie, Inc.
2.30% 11/21/22	2,780,000	2,774,468
2.60% 11/21/24	3,010,000	2,913,561
2.95% 11/21/26	690,000	653,807
3.20% 11/21/29	5,020,000	4,618,103
3.60% 5/14/25	610,000	600,080
3.75% 11/14/23	190,000	190,495
3.80% 3/15/25	790,000	783,676
4.25% 11/21/49	910,000	807,836
4.55% 3/15/35	80,000	77,816
4.88% 11/14/48	140,000	134,159
Becton Dickinson & Co.
3.36% 6/6/24	213,000	210,800
3.73% 12/15/24	86,000	85,604
4.69% 12/15/44	516,000	476,729
Bristol-Myers Squibb Co.
2.90% 7/26/24	1,072,000	1,061,765
3.20% 6/15/26	539,000	531,341
3.40% 7/26/29	1,101,000	1,062,774
4.55% 2/20/48	862,000	843,241
Cigna Corp.
3.75% 7/15/23	901,000	902,957
4.13% 11/15/25	550,000	550,603
4.38% 10/15/28	2,530,000	2,510,475
4.80% 8/15/38	1,000,000	972,677
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cigna Corp. (continued)
4.90% 12/15/48	890,000	$ 854,265
CVS Health Corp.
1.88% 2/28/31	230,000	184,178
2.13% 9/15/31	770,000	624,538
3.63% 4/1/27	300,000	292,240
3.75% 4/1/30	970,000	907,297
3.88% 7/20/25	1,380,000	1,371,315
4.13% 4/1/40	300,000	261,854
4.25% 4/1/50	930,000	800,668
4.30% 3/25/28	1,642,000	1,624,627
5.05% 3/25/48	2,710,000	2,594,142
5.13% 7/20/45	1,110,000	1,069,177
Johnson & Johnson
0.55% 9/1/25	570,000	525,709
0.95% 9/1/27	1,140,000	1,005,867
2.10% 9/1/40	1,000,000	730,751
3.70% 3/1/46	540,000	497,096
Merck & Co., Inc. 1.45% 6/24/30	2,440,000	2,027,302
Pfizer, Inc.
1.70% 5/28/30	4,330,000	3,684,238
2.63% 4/1/30	910,000	830,900
2.70% 5/28/50	1,000,000	761,149
		43,410,280
Pipelines–1.90%
Cameron LNG LLC 3.30% 1/15/35	3,060,000	2,618,488
Energy Transfer LP
2.90% 5/15/25	560,000	532,270
3.75% 5/15/30	3,880,000	3,496,728
4.50% 4/15/24	10,000	10,005
4.95% 6/15/28	350,000	344,885
5.25% 4/15/29	1,040,000	1,030,075
5.30% 4/1/44	70,000	60,720
5.40% 10/1/47	880,000	772,089
5.50% 6/1/27	730,000	740,958
6.25% 4/15/49	450,000	436,192
Enterprise Products Operating LLC
2.80% 1/31/30	1,310,000	1,146,874
3.13% 7/31/29	200,000	179,987
3.70% 1/31/51	1,320,000	1,031,488
3.95% 2/15/27	1,283,000	1,262,451
3.95% 1/31/60	380,000	300,790
4.15% 10/16/28	1,100,000	1,074,627
4.20% 1/31/50	540,000	450,294
4.45% 2/15/43	200,000	174,213
4.80% 2/1/49	250,000	226,066
4.85% 3/15/44	160,000	145,764
5.10% 2/15/45	750,000	705,433
μ5.38% 2/15/78	310,000	244,700
7.55% 4/15/38	160,000	189,257

LVIP Western Asset Core Bond Fund–16

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Kinder Morgan Energy Partners LP
4.25% 9/1/24	1,080,000	$ 1,080,576
5.50% 3/1/44	580,000	543,341
Kinder Morgan, Inc.
4.30% 6/1/25	610,000	606,861
4.30% 3/1/28	930,000	904,719
5.20% 3/1/48	90,000	82,213
5.55% 6/1/45	720,000	678,091
MPLX LP
4.50% 4/15/38	980,000	859,235
4.70% 4/15/48	720,000	605,254
4.80% 2/15/29	680,000	668,660
5.20% 3/1/47	400,000	362,606
5.20% 12/1/47	550,000	494,077
5.50% 2/15/49	1,140,000	1,057,378
Targa Resources Corp.
4.95% 4/15/52	300,000	257,085
5.20% 7/1/27	1,260,000	1,265,449
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	2,360,000	2,038,569
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	750,000	673,531
7.85% 2/1/26	4,280,000	4,726,417
Western Midstream Operating LP
•2.62% (LIBOR03M + 1.85%) 1/13/23	250,000	248,750
3.60% 2/1/25	390,000	359,288
4.55% 2/1/30	150,000	129,750
Williams Cos., Inc.
4.85% 3/1/48	220,000	198,993
4.90% 1/15/45	1,130,000	1,014,064
5.10% 9/15/45	790,000	735,868
8.75% 3/15/32	500,000	623,348
		37,388,477
Retail–0.76%
Costco Wholesale Corp.
1.38% 6/20/27	1,220,000	1,094,483
1.60% 4/20/30	130,000	109,655
1.75% 4/20/32	500,000	411,306
Home Depot, Inc.
2.50% 4/15/27	420,000	396,522
2.70% 4/15/30	610,000	553,296
3.25% 4/15/32	2,220,000	2,068,152
3.30% 4/15/40	690,000	585,774
3.35% 4/15/50	890,000	722,679
3.90% 6/15/47	120,000	107,275
Lowe's Cos., Inc.
1.70% 9/15/28	1,050,000	893,928
4.50% 4/15/30	1,000,000	988,003
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
McDonald's Corp.
1.45% 9/1/25	1,050,000	$ 976,858
2.13% 3/1/30	920,000	786,478
3.30% 7/1/25	580,000	576,171
3.50% 3/1/27	200,000	196,045
3.50% 7/1/27	170,000	166,570
3.60% 7/1/30	590,000	561,645
3.63% 9/1/49	110,000	90,823
3.70% 1/30/26	390,000	388,808
4.20% 4/1/50	660,000	589,435
4.88% 12/9/45	1,390,000	1,365,682
Target Corp. 2.25% 4/15/25	690,000	666,054
Walmart, Inc.
1.50% 9/22/28	330,000	289,413
1.80% 9/22/31	230,000	195,271
2.38% 9/24/29	120,000	108,997
		14,889,323
Savings & Loans–0.08%
μNationwide Building Society 4.36% 8/1/24	1,510,000	1,511,673
		1,511,673
Semiconductors–0.83%
Applied Materials, Inc. 1.75% 6/1/30	390,000	328,155
Broadcom, Inc.
3.14% 11/15/35	3,150,000	2,392,054
3.19% 11/15/36	38,000	28,887
4.15% 11/15/30	302,000	276,696
4.93% 5/15/37	409,000	366,686
Intel Corp.
1.60% 8/12/28	520,000	455,136
3.05% 8/12/51	260,000	193,575
4.75% 3/25/50	840,000	823,890
KLA Corp. 4.65% 7/15/32	680,000	693,695
NVIDIA Corp.
3.50% 4/1/40	1,240,000	1,085,417
3.50% 4/1/50	2,060,000	1,748,482
3.70% 4/1/60	870,000	729,998
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70% 5/1/25	250,000	237,646
Texas Instruments, Inc.
1.75% 5/4/30	550,000	471,587
3.88% 3/15/39	300,000	282,551
4.15% 5/15/48	1,540,000	1,477,125
TSMC Arizona Corp.
1.75% 10/25/26	890,000	818,420
2.50% 10/25/31	4,620,000	3,961,490
		16,371,490
Software–0.88%
Adobe, Inc. 2.30% 2/1/30	1,090,000	962,565

LVIP Western Asset Core Bond Fund–17

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Microsoft Corp.
2.40% 8/8/26	830,000	$ 797,691
2.53% 6/1/50	2,921,000	2,151,393
2.70% 2/12/25	310,000	308,103
2.92% 3/17/52	1,079,000	851,131
3.30% 2/6/27	3,870,000	3,844,569
3.45% 8/8/36	20,000	18,853
Oracle Corp.
1.65% 3/25/26	2,190,000	1,961,711
2.88% 3/25/31	2,580,000	2,125,695
2.95% 4/1/30	160,000	136,640
Salesforce, Inc. 3.70% 4/11/28	790,000	780,840
Workday, Inc.
3.50% 4/1/27	390,000	372,955
3.70% 4/1/29	540,000	505,111
3.80% 4/1/32	2,710,000	2,476,060
		17,293,317
Telecommunications–2.26%
AT&T, Inc.
2.25% 2/1/32	1,360,000	1,111,098
2.55% 12/1/33	2,560,000	2,076,758
3.30% 2/1/52	250,000	183,486
3.50% 9/15/53	450,000	341,099
3.55% 9/15/55	1,488,000	1,114,869
3.65% 9/15/59	210,000	157,279
3.80% 2/15/27	1,340,000	1,312,727
3.80% 12/1/57	260,000	200,804
4.35% 3/1/29	5,440,000	5,356,429
4.35% 6/15/45	228,000	199,060
Telefonica Emisiones SA 5.21% 3/8/47	490,000	434,249
T-Mobile USA, Inc.
2.25% 11/15/31	900,000	730,455
2.55% 2/15/31	550,000	462,794
3.00% 2/15/41	1,050,000	783,082
3.30% 2/15/51	250,000	182,046
3.50% 4/15/25	890,000	870,456
3.75% 4/15/27	170,000	163,696
3.88% 4/15/30	6,360,000	5,935,509
Verizon Communications, Inc.
1.75% 1/20/31	3,500,000	2,811,280
2.10% 3/22/28	840,000	746,106
2.36% 3/15/32	3,290,000	2,727,866
2.55% 3/21/31	2,500,000	2,137,519
2.65% 11/20/40	960,000	704,224
2.88% 11/20/50	2,260,000	1,603,719
3.15% 3/22/30	720,000	654,621
3.40% 3/22/41	260,000	211,650
3.85% 11/1/42	890,000	758,807
4.00% 3/22/50	1,070,000	924,672
4.13% 3/16/27	440,000	438,937
4.13% 8/15/46	630,000	558,463
4.40% 11/1/34	910,000	871,969
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications, Inc. (continued)
4.50% 8/10/33	5,250,000	$ 5,118,501
4.86% 8/21/46	940,000	925,116
5.25% 3/16/37	560,000	580,205
5.50% 3/16/47	120,000	129,184
Vodafone Group PLC 4.38% 5/30/28	1,090,000	1,084,968
		44,603,703
Transportation–0.31%
Canadian Pacific Railway Co.
2.45% 12/2/31	3,240,000	2,772,096
3.00% 12/2/41	880,000	688,336
Union Pacific Corp.
2.15% 2/5/27	730,000	676,308
2.40% 2/5/30	690,000	610,102
3.75% 7/15/25	380,000	380,442
3.75% 2/5/70	900,000	714,081
3.84% 3/20/60	360,000	300,496
		6,141,861
Total Corporate Bonds (Cost $828,388,758)		736,940,765
NON-AGENCY ASSET-BACKED SECURITIES–8.17%
•522 Funding CLO Ltd. Series 2020-6A A1R 2.33% (LIBOR03M + 1.15%) 10/23/34	4,400,000	4,239,013
AmeriCredit Automobile Receivables Trust Series 2022-2 A3 4.38% 4/18/28	1,520,000	1,533,543
Applebee's Funding LLC/IHOP Funding LLC Series 2019-1A A2I 4.19% 6/5/49	3,118,500	3,025,294
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 A 2.23% (SOFR30A + 1.45%) 1/15/37	2,196,000	2,141,015
•ARES XLIV CLO Ltd. Series 2017-44A A1R 2.12% (LIBOR03M + 1.08%) 4/15/34	2,850,000	2,755,699
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A A 2.33% 8/20/26	2,040,000	1,939,474
Series 2021-1A A 1.38% 8/20/27	4,300,000	3,844,451
•Bain Capital Credit CLO Series 2020-1A A1 2.23% (LIBOR03M + 1.19%) 4/18/33	500,000	485,745

LVIP Western Asset Core Bond Fund–18

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Balboa Bay Loan Funding Ltd. Series 2021-2A A1 1.38% (LIBOR03M + 1.17%) 1/20/35	1,590,000	$ 1,532,704
•Basswood Park CLO Ltd. Series 2021-1A A 2.06% (LIBOR03M + 1.00%) 4/20/34	2,000,000	1,924,198
•BCRED MML CLO LLC Series 2022-1A A1 2.25% (TSFR3M + 1.65%) 4/20/35	2,470,000	2,385,026
Blackbird Capital Aircraft Series 2021-1A A 2.44% 7/15/46	1,104,924	944,610
•Carlyle Global Market Strategies CLO Ltd. Series 2015-4A A1R 2.40% (LIBOR03M + 1.34%) 7/20/32	1,750,000	1,704,631
•Catskill Park CLO Ltd. Series 2017-1A A2 2.76% (LIBOR03M + 1.70%) 4/20/29	1,500,000	1,458,068
•Cayuga Park CLO Ltd. Series 2020-1A AR 2.16% (LIBOR03M + 1.12%) 7/17/34	2,590,000	2,505,408
•CBAM Ltd. Series 2017-1A A1 2.31% (LIBOR03M + 1.25%) 7/20/30	4,000,000	3,960,528
•Cerberus Loan Funding XXVIII LP Series 2020-1A A 2.89% (LIBOR03M + 1.85%) 10/15/31	810,000	809,780
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A 1.46% (LIBOR01M + 0.14%) 1/15/37	828,844	758,922
•Dryden 75 CLO Ltd. Series 2019-75A AR2 2.08% (LIBOR03M + 1.04%) 4/15/34	1,410,000	1,358,817
•Dryden 87 CLO Ltd. Series 2021-87A A1 2.58% (LIBOR03M + 1.10%) 5/20/34	3,610,000	3,493,079
•EFS Volunteer No. 2 LLC Series 2012-1 A2 2.97% (LIBOR01M + 1.35%) 3/25/36	2,395,444	2,391,849
Ford Credit Floorplan Master Owner Trust Series 2018-4 A 4.06% 11/15/30	3,030,000	3,003,612
•Golub Capital Partners CLO 25M Ltd. Series 2015-25A AR 2.74% (LIBOR03M + 1.38%) 5/5/30	3,360,000	3,294,766
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Golub Capital Partners CLO 57M Ltd. Series 2021-57A A1 2.67% (LIBOR03M + 1.49%) 10/25/34	3,960,000	$ 3,789,118
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS A 2.70% 1/20/49	1,976,929	1,768,998
•Grippen Park CLO Ltd. Series 2017-1A A 2.32% (LIBOR03M + 1.26%) 1/20/30	2,000,000	1,979,004
•Halsey Point CLO I Ltd. Series 2019-1A A1A1 2.41% (LIBOR03M + 1.35%) 1/20/33	570,000	554,346
•HalseyPoint CLO 3 Ltd. Series 2020-3A A1A 2.74% (LIBOR03M + 1.45%) 11/30/32	800,000	786,787
Hardee's Funding LLC Series 2021-1A A2 2.87% 6/20/51	2,999,700	2,568,088
Hertz Vehicle Financing III LP Series 2021-2A C 2.52% 12/27/27	2,420,000	2,116,171
•HGI CRE CLO Ltd. Series 2021-FL1 A 2.56% (LIBOR01M + 1.05%) 6/16/36	3,530,000	3,404,904
Hildene Community Funding CDO Ltd. Series 2015-1A ARR 2.60% 11/1/35	2,580,000	2,184,267
•HPS Loan Management Ltd. Series 2021-16A A1 2.32% (LIBOR03M + 1.14%) 1/23/35	2,240,000	2,156,925
•KKR CLO 32 Ltd. Series 32A A1 2.36% (LIBOR03M + 1.32%) 1/15/32	1,100,000	1,081,042
•KREF Ltd. Series 2022-FL3 A 2.96% (TSFR01M + 1.45%) 2/17/39	4,750,000	4,586,141
•LCM XVIII LP Series 19A AR 2.28% (LIBOR03M + 1.24%) 7/15/27	168,855	167,826
•Magnetite XIV-R Ltd. Series 2015-14RA A2 2.18% (LIBOR03M + 1.12%) 10/18/31	3,170,000	3,097,886
•Midocean Credit CLO VII Series 2017-7A BR 2.64% (LIBOR03M + 1.60%) 7/15/29	1,750,000	1,679,391
•Myers Park CLO Ltd. Series 2018-1A B1 2.66% (LIBOR03M + 1.60%) 10/20/30	1,020,000	976,309

LVIP Western Asset Core Bond Fund–19

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Navient Private Education Loan Trust Series 2014-AA A3 2.92% (LIBOR01M + 1.60%) 10/15/31	3,020,000	$ 2,979,392
Navient Private Education Refi Loan Trust Series 2020-A A2A 2.46% 11/15/68	1,783,977	1,691,433
•Navient Student Loan Trust Series 2016-3A A3 2.97% (LIBOR01M + 1.35%) 6/25/65	2,188,974	2,176,566
NP SPE X LP Series 2021-1A A1 2.23% 3/19/51	2,240,000	1,992,810
•Octagon Investment Partners 35 Ltd. Series 2018-1A A1A 2.12% (LIBOR03M + 1.06%) 1/20/31	2,950,000	2,894,274
•Octagon Investment Partners XXI Ltd. Series 2014-1A AAR3 2.41% (LIBOR03M + 1.00%) 2/14/31	1,580,000	1,540,328
•OHA Credit Funding 7 Ltd. Series 2020-7A AR 2.15% (TSFR03M + 1.30%) 2/24/37	2,450,000	2,378,153
•OHA Loan Funding Ltd. Series 2013-2A AR 2.54% (LIBOR03M + 1.04%) 5/23/31	2,040,000	2,002,231
•Owl Rock CLO III Ltd. Series 2020-3A A1L 2.86% (LIBOR03M + 1.80%) 4/20/32	2,010,000	2,009,218
•Palmer Square CLO Ltd. Series 2019-1A A1R 2.56% (LIBOR03M + 1.15%) 11/14/34	1,830,000	1,771,034
•Point Au Roche Park CLO Ltd. Series 2021-1A A 2.14% (LIBOR03M + 1.08%) 7/20/34	3,750,000	3,621,109
•Recette CLO Ltd. Series 2015-1A ARR 2.14% (LIBOR03M + 1.08%) 4/20/34	960,000	919,713
•REESE PARK CLO Ltd. Series 2020-1A AR 2.17% (LIBOR03M + 1.13%) 10/15/34	3,300,000	3,187,071
SBA Small Business Investment Cos. Series 2018-10B 1 3.55% 9/10/28	740,401	728,427
•Silver Rock CLO I Ltd. Series 2020-1A A 2.71% (LIBOR03M + 1.65%) 10/20/31	2,680,000	2,663,247
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•SLC Student Loan Trust Series 2008-1 A4A 3.43% (LIBOR03M + 1.60%) 12/15/32	2,311,727	$ 2,304,950
•SLM Private Credit Student Loan Trust
Series 2005-B A4 2.16% (LIBOR03M + 0.33%) 6/15/39	1,153,061	1,097,968
Series 2006-A A5 2.12% (LIBOR03M + 0.29%) 6/15/39	981,064	927,251
•SLM Student Loan Trust Series 2004-3A A6A 1.73% (LIBOR03M + 0.55%) 10/25/64	3,767,942	3,654,786
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	1,035,834	988,700
Series 2021-C APT1 1.39% 1/15/53	3,566,685	3,224,572
Series 2021-C B 2.30% 1/15/53	1,210,000	1,077,578
•STWD Ltd. Series 2022-FL3 A 2.13% (SOFR30A + 1.35%) 11/15/38	3,660,000	3,553,670
TRP - TRIP Rail Master Funding LLC Series 2021-2 A 2.15% 6/19/51	2,093,246	1,874,412
•TRTX Issuer Ltd. Series 2022-FL5 A 2.42% (SOFR30A + 1.65%) 2/15/39	4,690,000	4,560,927
U.S. Small Business Administration
Series 2019-20D 1 2.98% 4/1/39	317,205	307,838
Series 2019-25G 1 2.69% 7/1/44	561,635	517,702
•Venture 32 CLO Ltd. Series 2018-32A A2A 2.11% (LIBOR03M + 1.07%) 7/18/31	1,750,000	1,705,580
•Voya CLO Ltd.
Series 2016-3A A1R 2.23% (LIBOR03M + 1.19%) 10/18/31	750,000	733,812
Series 2017-3A A1R 2.10% (LIBOR03M + 1.04%) 4/20/34	1,530,000	1,471,292
Series 2018-3A A1A 2.19% (LIBOR03M + 1.15%) 10/15/31	2,580,000	2,529,592
Series 2018-4A A1AR 2.08% (LIBOR03M + 1.04%) 1/15/32	4,000,000	3,910,792
Wendy's Funding LLC Series 2021-1A A2I 2.37% 6/15/51	4,781,700	4,052,974

LVIP Western Asset Core Bond Fund–20

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Whitebox CLO II Ltd. Series 2020-2A A1R 2.40% (LIBOR03M + 1.22%) 10/24/34	2,100,000	$ 2,034,512
•Whitebox CLO III Ltd. Series 2021-3A A1 2.26% (LIBOR03M + 1.22%) 10/15/34	2,580,000	2,501,129
•Zais CLO 13 Ltd. Series 2019-13A A1A 2.53% (LIBOR03M + 1.49%) 7/15/32	980,000	957,449
Total Non-Agency Asset-Backed Securities (Cost $168,034,793)		160,929,927
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.76%
•Adjustable Rate Mortgage Trust Series 2005-9 5A1 2.16% (LIBOR01M + 0.54%) 11/25/35	676,040	658,220
Angel Oak Mortgage Trust
•Series 2021-7 A3 2.34% 10/25/66	1,022,012	893,005
Series 2022-3 A1 4.00% 1/10/67	2,068,367	1,993,517
•CIM Trust Series 2021-R6 A1 1.43% 7/25/61	1,474,719	1,363,928
CSMC
•Series 2018-J1 A2 3.50% 2/25/48	4,370,008	4,126,687
φ•Series 2019-NQM1 A3 3.06% 10/25/59	2,693,849	2,611,492
•Series 2021-AFC1 A1 0.83% 3/25/56	1,198,345	1,014,905
•Series 2021-AFC1 A3 1.17% 3/25/56	1,623,986	1,390,154
•Series 2021-NQM3 A3 1.63% 4/25/66	2,968,892	2,677,751
•Series 2021-NQM5 A1 0.94% 5/25/66	1,111,699	953,614
•Series 2021-NQM7 A1 1.76% 10/25/66	932,253	830,392
•Series 2021-NQM8 A1 1.84% 10/25/66	4,401,785	3,959,734
•Series 2021-RPL2 A1 2.00% 1/25/60	822,191	760,362
•Series 2021-RPL6 A1 2.00% 10/25/60	1,731,799	1,609,895
•Series 2022-NQM1 A1 2.27% 11/25/66	4,139,128	3,714,062
•CSMC Trust Series 2020-RPL4 A1 2.00% 1/25/60	1,401,276	1,321,265
•Deephaven Residential Mortgage Trust Series 2022-1 A1 2.21% 1/25/67	3,305,122	3,150,044
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Ellington Financial Mortgage Trust Series 2021-2 A1 0.93% 6/25/66	1,207,621	$ 1,076,819
•Galton Funding Mortgage Trust Series 2017-1 A22 3.00% 7/25/56	123,991	121,246
φ•GCAT Trust Series 2020-NQM1 A3 2.55% 1/25/60	4,061,440	3,947,978
•Impac CMB Trust Series 2007-A A 2.12% (LIBOR01M + 0.50%) 5/25/37	1,604,253	1,532,573
•JP Morgan Mortgage Trust
Series 2017-5 A2 3.05% 10/26/48	4,246,197	4,183,607
Series 2018-4 A1 3.50% 10/25/48	391,833	366,739
•Merrill Lynch Mortgage Investors Trust Series 2005-A8 A3A3 2.36% (LIBOR01M + 0.74%) 8/25/36	256,689	254,730
•MFA Trust Series 2020-NQM1 A3 2.30% 8/25/49	1,163,899	1,105,626
•New Residential Mortgage Loan Trust
Series 2014-2A A3 3.75% 5/25/54	881,219	857,649
Series 2015-1A A3 3.75% 5/28/52	394,380	387,857
Series 2015-2A A1 3.75% 8/25/55	3,281,770	3,218,335
Series 2015-2A A2 3.75% 8/25/55	1,868,345	1,832,231
Series 2016-3A A1B 3.25% 9/25/56	992,873	964,877
Series 2016-3A B1 4.00% 9/25/56	3,805,247	3,704,512
Series 2016-4A B2 4.75% 11/25/56	1,967,295	1,941,301
Series 2017-1A A1 4.00% 2/25/57	2,683,982	2,620,003
Series 2017-2A B2 4.75% 3/25/57	2,096,150	2,068,057
Series 2017-4A A1 4.00% 5/25/57	2,389,704	2,356,926
Series 2017-6A A1 4.00% 8/27/57	5,458,199	5,362,588
Series 2022-NQM2 A1 3.08% 3/27/62	4,365,859	4,091,606
•OBX Trust
Series 2021-NQM2 A1 1.10% 5/25/61	826,776	705,505
Series 2021-NQM3 A1 1.05% 7/25/61	1,313,328	1,127,313

LVIP Western Asset Core Bond Fund–21

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•OBX Trust (continued)
Series 2022-NQM1 A1 2.31% 11/25/61	4,222,882	$ 3,694,778
•Onslow Bay Mortgage Loan Trust Series 2021-NQM4 A1 1.96% 10/25/61	2,724,581	2,362,497
•PRKCM Trust Series 2021-AFC2 A1 2.07% 11/25/56	1,165,590	1,021,888
•SG Residential Mortgage Trust Series 2022-1 A1 3.17% 3/27/62	3,979,183	3,743,436
•Towd Point Mortgage Trust
Series 2016-3 B1 4.06% 4/25/56	1,120,000	1,095,699
Series 2017-4 A1 2.75% 6/25/57	630,394	615,546
Series 2017-6 M1 3.25% 10/25/57	2,110,000	1,980,518
Series 2019-HY2 M2 3.52% (LIBOR01M + 1.90%) 5/25/58	1,250,000	1,243,296
♦•WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13 A1A1 2.20% (LIBOR01M + 0.58%) 10/25/45	1,264,534	1,187,574
Total Non-Agency Collateralized Mortgage Obligations (Cost $101,059,895)		93,802,337
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–5.27%
•AREIT 2022-CRE6 Trust Series 2022-CRE6 A 2.02% (SOFR30A + 1.25%) 1/16/37	2,440,000	2,342,928
•BANK Series 2018-BN14 C 4.76% 9/15/60	2,160,000	1,970,697
•BX Commercial Mortgage Trust
Series 2021-SOAR A 2.00% (LIBOR01M + 0.67%) 6/15/38	1,677,294	1,610,177
Series 2021-XL2 A 2.01% (LIBOR01M + 0.69%) 10/15/38	5,638,111	5,369,878
BX Trust
Series 2019-OC11 A 3.20% 12/9/41	1,140,000	1,020,759
•Series 2022-LBA6 A 2.28% (TSFR01M + 1.00%) 1/15/39	2,210,000	2,156,593
CD Mortgage Trust Series 2016-CD1 A4 2.72% 8/10/49	2,560,000	2,410,310
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
*•Series 2013-GC11 XA 1.49% 4/10/46	10,238,245	$ 70,403
Series 2014-GC25 A4 3.64% 10/10/47	889,000	877,501
Series 2016-P3 A4 3.33% 4/15/49	758,000	729,734
•Cold Storage Trust Series 2020-ICE5 A 2.22% (LIBOR01M + 0.90%) 11/15/37	6,310,799	6,137,438
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	775,000	762,688
Series 2014-CR16 A4 4.05% 4/10/47	774,000	767,331
Series 2014-CR20 A4 3.59% 11/10/47	402,000	394,830
Series 2014-CR20 AM 3.94% 11/10/47	1,580,000	1,540,062
Series 2015-CR23 A4 3.50% 5/10/48	418,000	407,559
CSMC A OA LLC Series 2014-USA B 4.18% 9/15/37	7,380,000	6,766,220
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	925,000	892,446
GNMA Series 2020-103 AD 1.45% 1/16/63	2,558,082	2,129,704
•GS Mortgage Securities Corp. Trust
Series 2013-PEMB A 3.67% 3/5/33	5,000,000	4,557,830
Series 2021-ROSS A 2.48% (LIBOR01M + 1.15%) 5/15/26	3,900,000	3,762,474
GS Mortgage Securities Trust
•Series 2010-C1 C 5.64% 8/10/43	437,000	425,019
Series 2015-GC32 A4 3.76% 7/10/48	512,000	504,876
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	686,000	670,986
Series 2015-JP1 A5 3.91% 1/15/49	1,298,000	1,281,210
•Series 2020-MKST D 2.82% (LIBOR01M + 1.50%) 12/15/36	5,130,000	4,879,253
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	1,795,000	1,766,165

LVIP Western Asset Core Bond Fund–22

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	1,704,000	$ 1,635,863
•KNDL Mortgage Trust Series 2019-KNSQ A 2.12% (LIBOR01M + 0.80%) 5/15/36	4,450,000	4,361,076
•MHC Trust Series 2021-MHC2 A 2.17% (LIBOR01M + 0.85%) 5/15/23	1,210,000	1,161,537
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 C 4.23% 2/15/46	3,000,000	2,901,728
Series 2014-C17 A5 3.74% 8/15/47	717,000	706,791
Series 2015-C23 A4 3.72% 7/15/50	1,618,000	1,592,762
Series 2015-C26 A5 3.53% 10/15/48	1,271,800	1,249,783
Series 2016-C29 A4 3.33% 5/15/49	710,000	685,661
•Morgan Stanley Capital I Trust Series 2019-BPR A 2.97% (LIBOR01M + 1.65%) 5/15/36	3,033,681	2,996,626
Natixis Commercial Mortgage Securities Trust
Series 2019-FAME A 3.05% 8/15/36	7,150,000	6,867,584
*•Series 2019-FAME XA 1.50% 8/15/36	32,225,000	692,873
•OPG Trust Series 2021-PORT A 1.81% (LIBOR01M + 0.48%) 10/15/36	4,840,000	4,549,343
•SMRT 2022-MINI Series 2022-MINI A 2.28% (TSFR01M + 1.00%) 1/15/39	2,280,000	2,188,706
VLS Commercial Mortgage Trust Series 2020-LAB A 2.13% 10/10/42	2,010,000	1,638,676
VNDO Trust Series 2016-350P A 3.81% 1/10/35	1,080,000	1,035,569
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.14% 10/15/45	474,000	473,372
Series 2015-C26 AS 3.58% 2/15/48	7,640,000	7,389,408
*•Series 2016-BNK1 XA 1.86% 8/15/49	16,685,438	903,917
*•Series 2016-C36 XA 1.36% 11/15/59	34,947,999	1,382,029
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•WFRBS Commercial Mortgage Trust Series 2014-C20 C 4.51% 5/15/47	3,603,000	$ 3,213,059
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $111,313,320)		103,831,434
ΔREGIONAL BONDS–0.16%
Canada—0.16%
Province of British Columbia Canada 2.25% 6/2/26	1,445,000	1,390,711
Province of Manitoba Canada 2.13% 6/22/26	872,000	831,876
Province of Quebec 2.50% 4/20/26	959,000	931,195
		3,153,782
Total Regional Bonds (Cost $3,309,444)		3,153,782
ΔSOVEREIGN BONDS–2.86%
Chile—0.08%
Chile Government International Bonds 3.10% 1/22/61	2,420,000	1,636,141
		1,636,141
Colombia—0.36%
Colombia Government International Bonds
3.13% 4/15/31	1,190,000	877,379
3.88% 4/25/27	1,740,000	1,538,143
5.00% 6/15/45	2,740,000	1,831,141
5.20% 5/15/49	890,000	602,574
5.63% 2/26/44	3,190,000	2,289,008
		7,138,245
India—0.06%
Export-Import Bank of India 3.38% 8/5/26	1,300,000	1,239,061
		1,239,061
Indonesia—0.08%
Indonesia Government International Bonds 3.70% 10/30/49	2,060,000	1,647,938
		1,647,938
Israel—0.23%
Israel Government International Bonds 2.75% 7/3/30	2,620,000	2,429,337
State of Israel
3.38% 1/15/50	930,000	750,088
3.80% 5/13/60	1,600,000	1,330,400
		4,509,825

LVIP Western Asset Core Bond Fund–23

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Kazakhstan—0.14%
Kazakhstan Government International Bonds 4.88% 10/14/44	3,240,000	$ 2,690,107
		2,690,107
Mexico—0.57%
Mexico Government International Bonds
3.50% 2/12/34	3,220,000	2,659,685
4.40% 2/12/52	4,570,000	3,434,503
4.75% 3/8/44	6,230,000	5,177,100
		11,271,288
Panama—0.42%
Panama Government International Bonds
4.30% 4/29/53	1,540,000	1,207,596
4.50% 5/15/47	4,680,000	3,843,293
4.50% 4/1/56	1,050,000	831,978
6.70% 1/26/36	2,230,000	2,407,422
		8,290,289
Peru—0.09%
Peruvian Government International Bonds
3.55% 3/10/51	650,000	485,015
3.60% 1/15/72	1,820,000	1,228,610
		1,713,625
Poland—0.21%
Poland Government International Bonds 4.00% 1/22/24	4,060,000	4,055,891
		4,055,891
Russia—0.01%
πRussia Foreign Bonds - Eurobond 5.63% 4/4/42	1,000,000	278,000
		278,000
United Arab Emirates—0.27%
Abu Dhabi Government International Bonds 2.50% 10/11/22	5,320,000	5,317,340
		5,317,340
Uruguay—0.34%
Uruguay Government International Bonds
4.38% 1/23/31	2,500,000	2,525,780
5.10% 6/18/50	4,130,000	4,146,727
		6,672,507
Total Sovereign Bonds (Cost $70,311,763)		56,460,257
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–13.56%
U.S. Treasury Bonds
1.25% 5/15/50	83,650,000	$ 53,222,312
1.38% 8/15/50	40,360,000	26,566,655
1.63% 11/15/50	18,600,000	13,081,758
1.88% 2/15/51	44,160,000	33,125,175
1.88% 11/15/51	6,946,000	5,211,671
2.00% 2/15/50	15,290,000	11,848,556
2.25% 2/15/52	49,844,000	41,020,054
2.38% 5/15/51	13,700,000	11,565,262
2.88% 5/15/52	12,700,000	11,995,547
3.25% 5/15/42	150,000	146,391
U.S. Treasury Notes
0.25% 11/15/23	200,000	192,734
0.25% 5/31/25	3,540,000	3,266,618
0.25% 8/31/25	28,300,000	25,912,187
0.50% 2/28/26	520,000	473,952
0.75% 4/30/26	7,800,000	7,150,406
0.75% 1/31/28	5,230,000	4,606,077
1.25% 6/30/28	2,250,000	2,024,033
3.25% 6/30/29	15,600,000	15,785,250
Total U.S. Treasury Obligations (Cost $333,077,016)		267,194,638

	Number of Contracts
OPTIONS PURCHASED–0.02%
Centrally Cleared–0.02%
Call Options Purchased–0.02%
U.S. Treasury 10 yr Notes Strike price $117.00, expiration date 7/22/22, notional amount $16,614,000	142	272,906
		272,906
Total Options Purchased (Cost $125,777)		272,906

	Number of Shares
MONEY MARKET FUND–0.83%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.43%)	16,428,409	16,428,409
Total Money Market Fund (Cost $16,428,409)		16,428,409

LVIP Western Asset Core Bond Fund–24

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–102.39% (Cost $2,248,973,324)	$2,017,974,068

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN –(0.09)%
Centrally Cleared–(0.09)%
Call Options–(0.09)%
90 Day IMM Eurodollar Strike price $97.00, expiration date 12/19/22, notional amount $196,910,000	(812)	$ (279,125)
U.S. Treasury 10 yr Notes Strike price $118.00, expiration date 7/22/22, notional amount $33,512,000	(284)	(350,563)
U.S. Treasury 5 yr Notes Strike price $112.00, expiration date 7/22/22, notional amount $24,864,000	(222)	(171,703)
U.S. Treasury 5 yr Notes Strike price $111.50, expiration date 7/22/22, notional amount $23,972,500	(215)	(233,477)
90 Day IMM Eurodollar Strike price $96.50, expiration date 12/19/22, notional amount $94,328,750	(391)	(281,031)
90 Day IMM Eurodollar Strike price $96.25, expiration date 12/19/22, notional amount $94,084,375	(391)	(398,331)
		(1,714,230)
Total Options Written (Premium received $(1,631,430))		(1,714,230)

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.30%)	(45,383,867)
NET ASSETS APPLICABLE TO 223,357,280 SHARES OUTSTANDING–100.00%	$1,970,875,971
NET ASSET VALUE PER SHARE–LVIP WESTERN ASSET CORE BOND FUND STANDARD CLASS ($1,550,059,037 / 175,560,006 Shares)	$8.829
NET ASSET VALUE PER SHARE–LVIP WESTERN ASSET CORE BOND FUND SERVICE CLASS ($420,816,934 / 47,797,274 Shares)	$8.804
COMPONENTS OF NET ASSETS AT JUNE 30, 2022:
Shares of beneficial interest (unlimited authorization–no par)	$2,267,493,154
Distributable earnings/(accumulated loss)	(296,617,183)
TOTAL NET ASSETS	$1,970,875,971

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2022.
Δ Securities have been classified by country of origin.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2022, the aggregate value of restricted securities was $2,939,965, which represented 0.15% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP Western Asset Core Bond Fund–25

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Lukoil Capital DAC	10/19/2021	$2,090,000	$1,274,900
Lukoil Capital DAC	10/19/2021	2,670,000	1,387,065
Russia Foreign Bonds - Eurobond	8/6/2018	1,050,248	278,000
Total		$5,810,248	$2,939,965

★ Includes $3,545,104 cash collateral held at broker for futures contracts, $16,805,322 cash collateral held at brokers for centrally cleared swap contracts, $4,276,335 variation margin due from broker on futures contracts, $146,034,454 payable for securities purchased, $1,008,033 payable for fund shares redeemed, $2,357,444 variation margin due to brokers on centrally cleared swap contracts, $139,560 other accrued expenses payable and $874,423 due to manager and affiliates as of June 30, 2022.

The following futures contracts and swap contracts were outstanding at June 30, 2022:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(383)	3 Month SOFR	$ (92,920,588)	$ (92,827,112)	12/20/22	$ —	$ (93,476)
392	3 Month SOFR	94,888,500	94,619,836	9/19/23	268,664	—
1,244	90 Day IMM Eurodollar	299,524,100	302,782,932	12/19/22	—	(3,258,832)
489	90 Day IMM Eurodollar	118,050,713	121,323,328	6/19/23	—	(3,272,616)
404	90 Day IMM Eurodollar	97,874,050	98,820,561	12/18/23	—	(946,511)
677	U.S. Treasury 10 yr Notes	80,245,656	80,431,603	9/21/22	—	(185,946)
(271)	U.S. Treasury 10 yr Ultra Notes	(34,518,625)	(34,744,626)	9/21/22	226,001	—
236	U.S. Treasury 10 yr Ultra Notes	32,715,500	33,044,950	9/21/22	—	(329,450)
54	U.S. Treasury 10 yr Ultra Notes	8,334,563	8,311,031	9/21/22	23,532	—
526	U.S. Treasury 2 yr Notes	110,468,219	110,653,384	9/30/22	—	(185,165)
2,950	U.S. Treasury 5 yr Notes	331,137,500	331,184,339	9/30/22	—	(46,839)
Total Futures Contracts					$518,197	$(8,318,835)
Swap Contract1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared/
Protection Sold
CDX.NA.IG.S38-Quarterly [4]	389,379,000	1.00%	6/20/27	$(6,731)	$5,060,753	$—	$(5,067,484)
LVIP Western Asset Core Bond Fund–26

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
Swap Contracts1
Inflation Swap Contracts
	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation (Depreciation)[2]
Centrally Cleared:
Receive amounts based on Inflation USA-CPI-U and pay fixed rate coupon at maturity	21,920,000	2.95%	10/20/26	$824,348	$824,348
Pay amounts based on Inflation USA-CPI-U and receive fixed rate coupon at maturity	21,920,000	(2.77%)	10/20/31	(586,693)	(586,693)
Receive amounts based on Inflation USA-CPI-U and pay fixed rate coupon at maturity	24,580,000	3.97%	11/18/23	828,712	828,712
Pay amounts based on Inflation USA-CPI-U and receive fixed rate coupon at maturity	24,580,000	(3.37%)	11/18/26	(712,694)	(712,694)
Total Inflation Swap Contracts				$353,673	$353,673
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
10 yr IRS-Annual	12,008,000	2.00%	(1.53%) [5]	3/18/32	$756,678	$75,751	$680,927	$—
25 yr IRS-Annual	10,300,000	0.56%	(1.53%) [6]	7/20/45	3,848,062	258,889	3,589,173	—
25 yr IRS-Annual	14,350,000	0.74%	(1.53%) [5]	8/19/45	4,916,146	—	4,916,146	—
25 yr IRS-Annual	20,670,000	1.63%	(1.53%) [5]	5/15/47	4,106,265	881,993	3,224,272	—
26 yr IRS-Annual	15,181,000	1.73%	(1.53%) [7]	2/15/47	2,684,640	184,084	2,500,556	—
26 yr IRS-Annual	12,385,000	1.52%	(1.53%) [5]	2/15/47	2,658,686	(118,418)	2,777,104	—
26 yr IRS-Semiannual/Quarterly	9,199,000	1.63%	(1.44%) [8]	2/15/47	2,228,305	(11,393)	2,239,698	—
3 yr IRS-Annual	27,930,000	1.52%	(1.00%) [5]	11/20/26	871,246	(59,029)	930,275	—
5 yr IRS-Annual	23,555,000	(1.55%)	1.53% [5]	3/4/27	(1,189,892)	(34,174)	—	(1,155,718)
5 yr IRS-Annual	21,920,000	1.73%	(1.00%) [5]	10/20/31	949,037	80,304	868,733	—
6 yr IRS-Annual	92,836,000	0.71%	(1.53%) [5]	5/15/27	8,784,986	249,233	8,535,753	—
7 yr IRS-(Annual)	13,114,000	2.85%	(1.53%) [5]	2/15/29	(60,774)	52,075	—	(112,849)
7 yr IRS-Semiannual/Quarterly	18,811,000	1.35%	(1.44%) [8]	2/15/28	1,583,536	(107,081)	1,690,617	—
7 yr IRS-Annual	46,436,000	1.13%	(1.53%) [5]	8/15/28	4,127,742	303,866	3,823,876	—
7 yr IRS-Annual	18,512,000	1.22%	(1.53%) [5]	8/15/28	1,542,748	(1,078)	1,543,826	—
2 yr IRS-(Annual)	51,925,000	(2.77%)	1.00% [5]	10/14/24	(301,575)	(327,820)	26,245	—
30 yr IRS-(Annual)	8,030,000	2.50%	(1.53%) [5]	4/21/52	209,877	7,434	202,443	—
5 yr IRS-(Annual)	21,535,000	2.60%	(1.00%) [5]	10/14/27	218,794	367,671	—	(148,877)
Total IRS Contracts						$1,802,307	$37,549,644	$(1,417,444)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2022.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
LVIP Western Asset Core Bond Fund–27

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
[4] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[5] Rate resets based on SOFR01M-Secured Overnight Financing Rate.
[6] Rate resets based on LIBOR12M.
[7] Rate resets based on FEDL03–Federal Funds Rate.
[8] Rate resets based on LIBOR03M.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
CLO–Collateralized Loan Obligation
CPI-U–Consumer Price Index for All Urban Consumers
DB-JPM–Deutsche Bank JPMorgan
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
IMM–International Monetary Market
IRS–Interest Rate Swap
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
LNG–Liquefied Natural Gas
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TBA–To be announced
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund–28

LVIP Western Asset Core Bond Fund
Statement of Operations
Six Months Ended June 30, 2022 (unaudited)
INVESTMENT INCOME:
Interest	$ 28,351,972
EXPENSES:
Management fees	4,763,764
Distribution fees-Service Class	564,235
Shareholder servicing fees	312,714
Accounting and administration expenses	206,746
Pricing fees	47,486
Professional fees	44,181
Custodian fees	40,622
Trustees’ fees and expenses	34,556
Reports and statements to shareholders	12,996
Consulting fees	1,860
Other	18,427
Total operating expenses	6,047,587
NET INVESTMENT INCOME	22,304,385
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(53,179,017)
Futures contracts	(60,853,265)
Options purchased	(1,320,164)
Options written	5,083,549
Swap contracts	11,821,644
Net realized loss	(98,447,253)
Net change in unrealized appreciation (depreciation) of:
Investments	(258,766,284)
Futures contracts	(5,552,433)
Options purchased	147,129
Options written	(131,911)
Swap contracts	20,115,386
Net change in unrealized appreciation (depreciation)	(244,188,113)
NET REALIZED AND UNREALIZED LOSS	(342,635,366)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(320,330,981)
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/22 (unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 22,304,385	$ 37,329,952
Net realized gain (loss)	(98,447,253)	9,994,991
Net change in unrealized appreciation (depreciation)	(244,188,113)	(86,864,068)
Net decrease in net assets resulting from operations	(320,330,981)	(39,539,125)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(73,663,292)
Service Class	—	(17,343,141)
Return of capital:
Standard Class	—	(1,443,158)
Service Class	—	(339,773)
	—	(92,789,364)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	22,316,741	347,755,366
Service Class	30,062,556	155,050,978
Reinvestment of dividends and distributions:
Standard Class	—	75,106,450
Service Class	—	17,682,914
	52,379,297	595,595,708
Cost of shares redeemed:
Standard Class	(190,433,388)	(213,173,062)
Service Class	(41,051,325)	(52,874,493)
	(231,484,713)	(266,047,555)
Increase (decrease) in net assets derived from capital share transactions	(179,105,416)	329,548,153
NET INCREASE (DECREASE) IN NET ASSETS	(499,436,397)	197,219,664
NET ASSETS:
Beginning of period	2,470,312,368	2,273,092,704
End of period	$1,970,875,971	$2,470,312,368
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund–29

LVIP Western Asset Core Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Western Asset Core Bond Fund Standard Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 10.197	$ 10.782	$ 10.116	$ 9.415	$ 9.862	$ 9.593
Income (loss) from investment operations:
Net investment income[2]	0.099	0.169	0.217	0.276	0.262	0.203
Net realized and unrealized gain (loss)	(1.467)	(0.352)	0.692	0.710	(0.367)	0.233
Total from investment operations	(1.368)	(0.183)	0.909	0.986	(0.105)	0.436
Less dividends and distributions from:
Net investment income	—	(0.235)	(0.243)	(0.283)	(0.293)	(0.167)
Net realized gain	—	(0.159)	—	—	—	—
Return of capital	—	(0.008)	—	(0.002)	(0.049)	—
Total dividends and distributions	—	(0.402)	(0.243)	(0.285)	(0.342)	(0.167)
Net asset value, end of period	$ 8.829	$ 10.197	$ 10.782	$ 10.116	$ 9.415	$ 9.862
Total return[3]	(13.42%)	(1.72%)	9.00%	10.48%	(1.03%)	4.54%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,550,059	$1,971,350	$1,868,293	$1,748,824	$1,585,597	$1,836,303
Ratio of expenses to average net assets	0.51%	0.50%	0.51%	0.51%	0.52%	0.51%
Ratio of net investment income to average net assets	2.12%	1.61%	2.06%	2.75%	2.71%	2.06%
Portfolio turnover	58%	129%	225%	159%	176%	419%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund–30

LVIP Western Asset Core Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Western Asset Core Bond Fund Service Class
	Six Months Ended 6/30/22[1] (unaudited)	Year Ended
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 10.181	$ 10.768	$ 10.107	$ 9.413	$ 9.866	$ 9.593
Income (loss) from investment operations:
Net investment income[2]	0.087	0.143	0.190	0.251	0.236	0.180
Net realized and unrealized gain (loss)	(1.464)	(0.352)	0.691	0.709	(0.364)	0.230
Total from investment operations	(1.377)	(0.209)	0.881	0.960	(0.128)	0.410
Less dividends and distributions from:
Net investment income	—	(0.212)	(0.220)	(0.264)	(0.279)	(0.137)
Net realized gain	—	(0.159)	—	—	—	—
Return of capital	—	(0.007)	—	(0.002)	(0.046)	—
Total dividends and distributions	—	(0.378)	(0.220)	(0.266)	(0.325)	(0.137)
Net asset value, end of period	$ 8.804	$ 10.181	$ 10.768	$ 10.107	$ 9.413	$ 9.866
Total return[3]	(13.53%)	(1.97%)	8.73%	10.21%	(1.27%)	4.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 420,817	$498,962	$404,800	$272,881	$125,802	$41,613
Ratio of expenses to average net assets	0.76%	0.75%	0.76%	0.76%	0.77%	0.76%
Ratio of net investment income to average net assets	1.87%	1.36%	1.81%	2.50%	2.46%	1.81%
Portfolio turnover	58%	129%	225%	159%	176%	419%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund–31

LVIP Western Asset Core Bond Fund
Notes to Financial Statements
June 30, 2022 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 111 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Western Asset Core Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize total return, consistent with prudent investment management and liquidity needs.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
 Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2022 and for all open tax years (years ended December 31, 2018-December 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2022, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a
LVIP Western Asset Core Bond Fund–32

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.450% of the first $2 billion of the Fund’s average daily net assets; and 0.350% of the Fund’s average daily net assets in excess of $2 billion.   The management fee is calculated daily and paid monthly.
Western Asset Management Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2022, costs for these administrative and legal services were as follows:
Administrative	$74,558
Legal	13,310
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,124 for the six months ended June 30, 2022.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2022, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$732,335
Distribution fees payable to LFD	87,295
Printing and mailing fees payable to Lincoln Life	7,556
Shareholder servicing fees payable to Lincoln Life	47,237
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
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LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$ 151,028,192
Purchases of U.S. government securities	1,117,568,679
Sales other than U.S. government securities	128,366,106
Sales of U.S. government securities	1,277,332,125
At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$2,248,973,324
Aggregate unrealized appreciation of investments and derivatives	$ 42,346,847
Aggregate unrealized depreciation of investments and derivatives	(249,811,152)
Net unrealized depreciation of investments and derivatives	$ (207,464,305)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Western Asset Core Bond Fund–34

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$ 33,767,952	$—	$ 33,767,952
Agency Commercial Mortgage-Backed Securities	—	10,412,861	—	10,412,861
Agency Mortgage-Backed Securities	—	534,778,800	—	534,778,800
Corporate Bonds	—	736,940,765	—	736,940,765
Non-Agency Asset-Backed Securities	—	160,929,927	—	160,929,927
Non-Agency Collateralized Mortgage Obligations	—	93,802,337	—	93,802,337
Non-Agency Commercial Mortgage-Backed Securities	—	103,831,434	—	103,831,434
Regional Bonds	—	3,153,782	—	3,153,782
Sovereign Bonds	—	56,460,257	—	56,460,257
U.S. Treasury Obligations	—	267,194,638	—	267,194,638
Options Purchased	272,906	—	—	272,906
Money Market Fund	16,428,409	—	—	16,428,409
Total Investments	$16,701,315	$2,001,272,753	$—	$2,017,974,068
Derivatives:

Assets:
Futures Contracts	$ 518,197	$ —	$—	$ 518,197
Swap Contracts	$ —	$39,202,704	$—	$39,202,704
Liabilities:
Futures Contracts	$(8,318,835)	$ —	$—	$ (8,318,835)
Swap Contracts	$ —	$ (7,784,315)	$—	$ (7,784,315)
Options Written	$(1,714,230)	$ —	$—	$ (1,714,230)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/22	12/31/21
Shares sold:
Standard Class	2,455,580	33,049,800
Service Class	3,195,473	14,746,882
Shares reinvested:
Standard Class	—	7,250,160
Service Class	—	1,709,253
	5,651,053	56,756,095
Shares redeemed:
Standard Class	(20,213,856)	(20,258,165)
Service Class	(4,406,600)	(5,041,565)
	(24,620,456)	(25,299,730)
Net increase (decrease)	(18,969,403)	31,456,365
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2023.
LVIP Western Asset Core Bond Fund–35

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2022, the Fund posted $3,545,104 cash collateral for futures contracts.
During the six months ended June 30, 2022, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to facilitate investments in portfolio securities and to reduce transaction costs.
Options Contracts–During the six months ended June 30, 2022, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2022, the Fund used options contracts to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions; to adjust the Fund's overall exposure to certain markets; to protect the value of portfolio securities and to facilitate investments in portfolio securities.
Swap Contracts–The Fund enters into inflation swap contracts, interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received payment(receipt) to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is
LVIP Western Asset Core Bond Fund–36

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2022, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2022, the Fund entered into CDS contracts as a seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the footnotes to the Statement of Net Assets, at June 30, 2022, the notional value of the protection sold was USD 389,379,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2022, net unrealized depreciation of the protection sold was $5,067,484.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2022, the Fund used CDS contracts to gain exposure to certain securities or markets.
Inflation Swap- Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2022, the Fund used inflation swaps to hedge the inflation risks in nominal bonds (i.e., non-inflation-protected bonds) thereby creating "synthetic" inflation-indexed bonds.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
At June 30, 2022, the Fund pledged $16,805,322 cash collateral with Goldman Sachs for open swap contracts.
LVIP Western Asset Core Bond Fund–37

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2022 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$ 518,197	Liabilities net of receivables and other assets	$ (8,318,835)
Options purchased (Interest rate contracts)	Liabilities net of receivables and other assets	272,906	Liabilities net of receivables and other assets	—
Options written (Currency contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(958,487)
Options written (Interest rate contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(755,743)
Swap contracts (Credit contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(5,067,484)
Swap contracts (Interest rate contracts & Inflation contracts)	Liabilities net of receivables and other assets	39,202,704	Liabilities net of receivables and other assets	(2,716,831)
Total		$39,993,807		$(17,817,380)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(60,853,265)	$ (5,552,433)
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(1,320,164)	147,129
Options written (Currency contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	—	230,377
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	5,083,549	(362,288)
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(3,067,863)	(5,915,015)
Swap contracts (Interest rate contracts & Inflation contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	14,889,507	26,030,401
Total		$(45,268,236)	$14,578,171
LVIP Western Asset Core Bond Fund–38

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2022.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$1,734,028,268	$251,741,241
Options contracts (average value)	199,437	986,484
CDS contracts (average notional value)**	120,901,464	293,032,786
Interest rate swap contracts (average notional value)***	353,762,714	248,626,857
Inflation rate swap contracts (average notional value)	46,500,000	57,034,286

**Long represents buying protection and short represents selling protection.
***Long represents paying floating interest payments and short represent receiving floating interest payments.
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2022, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an
LVIP Western Asset Core Bond Fund–39

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Western Asset Core Bond Fund–40

LVIP Western Asset Core Bond Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 7-8, 2022, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2021 through December 31, 2021. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2021 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for two consecutive days, which caused the Fund to exceed the 15% limit on illiquid securities during those days. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Western Asset Core Bond Fund–41

(b) Not Applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	The information required regarding the change in the independent public accountant is attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Variable Insurance Products Trust

By (Signature and Title)	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date	8/19/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date	8/19/22

By (Signature and Title)	/s/ William P. Flory, Jr.
William P. Flory, Jr., Chief Accounting Officer
(principal financial officer)

Date	08/26/22